UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21114

ProShares Trust

(Exact name of registrant as specified in charter)

7272 Wisconsin Avenue, 21st Floor

Bethesda, MD 20814

(Address of principal executive offices) (Zip code)

ProShare Advisors LLC

7272 Wisconsin Avenue, 21st Floor

Bethesda, MD 20814

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (240) 497-6400

Date of fiscal year end: May 31

Date of reporting period: November 30, 2022

Item 1. Reports to Stockholders.

(a)	The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

SEMIANNUAL REPORT

NOVEMBER 30, 2022

Big Data Refiners ETF  DAT

Bitcoin Strategy ETF*  BITO

Decline of the Retail Store ETF  EMTY

DJ Brookfield Global Infrastructure ETF  TOLZ

Equities for Rising Rates ETF  EQRR

Global Listed Private Equity ETF  PEX

Hedge Replication ETF  HDG

High Yield–Interest Rate Hedged  HYHG

Inflation Expectations ETF  RINF

Investment Grade–Interest Rate Hedged  IGHG

K-1 Free Crude Oil Strategy ETF*  OILK

Large Cap Core Plus  CSM

Long Online/Short Stores ETF  CLIX

Merger ETF  MRGR

Metaverse ETF  VERS

MSCI EAFE Dividend Growers ETF  EFAD

MSCI Emerging Markets Dividend Growers ETF  EMDV

MSCI Europe Dividend Growers ETF  EUDV

MSCI Transformational Changes ETF  ANEW

Nanotechnology ETF  TINY

Nasdaq-100 Dorsey Wright Momentum ETF  QQQA

On-Demand ETF  OND

Online Retail ETF  ONLN

Pet Care ETF  PAWZ

Russell 2000 Dividend Growers ETF  SMDV

Russell U.S. Dividend Growers ETF  TMDV

S&P 500® Bond ETF  SPXB

S&P 500® Dividend Aristocrats ETF  NOBL

S&P 500® Ex-Energy ETF  SPXE

S&P 500® Ex-Financials ETF  SPXN

S&P 500® Ex-Health Care ETF  SPXV

S&P 500® Ex-Technology ETF  SPXT

S&P Global Core Battery Metals ETF  ION

S&P Kensho Cleantech ETF  CTEX

S&P Kensho Smart Factories ETF  MAKX

S&P MidCap 400® Dividend Aristocrats ETF  REGL

S&P Technology Dividend Aristocrats ETF  TDV

Short Bitcoin Strategy ETF*  BITI

Smart Materials ETF  TINT

Supply Chain Logistics ETF  SUPL

*  The Bitcoin Strategy ETF, K-1 Free Crude Oil Strategy ETF and Short Bitcoin Strategy ETF funds are consolidated with Cayman Bitcoin Strategy Portfolio, Cayman Crude Oil Strategy Portfolio and Cayman Bitcoin Inverse Strategy Portfolio, respectively. A claim of exemption pursuant to the Commodity Futures Trading Commission ("CFTC") Rule 4.7 has been made by the Investment Adviser with respect to these funds. The exemption relieves these funds of certain disclosure and reporting obligations under the commodity pool rules of the CFTC.

PROSHARES TRUST  Distributor: SEI Investments Distribution Co.

TABLE OF CONTENTS

I	Shareholder Letter
II	Allocation of Portfolio Holdings & Index Composition
XXVII	Expense Examples
1	Schedule of Portfolio Investments
100	Statements of Assets and Liabilities
108	Statements of Operations
116	Statements of Changes in Net Assets
131	Financial Highlights
150	Notes to Financial Statements
180	Liquidity Risk Management Program
181	Board Approval of Investment Advisory Agreement
189	Miscellaneous Information

Receive investor materials electronically:

Shareholders may sign up for electronic delivery of investor materials. By doing so, you will receive the information faster and help us reduce the impact on the environment of providing these materials. To enroll in electronic delivery,

1.  Go to www.icsdelivery.com

2.  Select the first letter of your brokerage firm's name.

3.  From the list that follows, select your brokerage firm. If your brokerage firm is not listed, electronic delivery may not be available. Please contact your brokerage firm.

4.  Complete the information requested, including the e-mail address where you would like to receive notifications for electronic documents.

Your information will be kept confidential and will not be used for any purpose other than electronic delivery. If you change your mind, you can cancel electronic delivery at any time and revert to physical delivery of your materials. Just go to www.icsdelivery.com, perform the first three steps above, and follow the instructions for cancelling electronic delivery. If you have any questions, please contact your brokerage firm.

DEAR SHAREHOLDER:

During these times of geopolitical and economic uncertainty, I want to reaffirm ProShares' commitment to providing you, our investors, with innovative products and services to help you meet your investment objectives. The following is the ProShares Trust Semiannual Report for the six months ended November 30, 2022.

Global Interest Rates Increase as Policymakers Fight Inflation

Concerns about persistently high inflation and looming recession have dominated economic policymaking over the past six months. In the United States, the Federal Reserve continued to tighten monetary policy in November, raising its short-term rate to a target range of between 3.75 and 4%. The Fed's current series of rate hikes is occurring at the fastest pace since the 1980s, and has pushed borrowing costs to their highest levels since 2008. Fed Chair Jerome Powell recently indicated, however, that the pace of rate hikes may moderate soon.

The picture was similar outside the United States. The European Central Bank, the Bank of England, and other central banks raised interest rates over the period, with ECB President Christine Lagarde commenting that inflation "still has a way to go." The Bank of Japan, which continued to hold its short-term rate at -0.1%, was the lone exception in the developed world.

Markets Around the World Experienced Volatility Throughout the Period

With inflation rising and monetary policy tightening almost everywhere, most asset classes and financial markets around the world experienced volatility during the period. U.S. equity results for the six-month period were mixed. The large-cap S&P 500® fell 0.4% over the period, and the Dow® rose 6.05%. The tech-heavy Nasdaq-100 Index® , which is more sensitive to rising rates, declined 4.4%. The S&P MidCap 400® gained 3.39%, and the small cap Russell 2000® Index rose 1.97%. Of the 11 Dow Jones U.S. Industry Index sectors, four rose. The best performers were oil and gas (8.56%), healthcare (5.77%), and industrials (5.28%). The biggest losers were telecoms (-10.17%) and real estate (-8.53%), with technology also posting a 6.3% loss.

International equity markets generally fell over the period. The MSCI EAFE Index® , which tracks developed markets outside North America, declined 3.59%; the MSCI Europe Index® dropped 3.44%, and the MSCI Japan Index® ended the period down 3.97%. The MSCI Emerging Markets Index® dropped by 8.15%, as EM equities were hit particularly hard by the global liquidity pullback. Chinese equities dropped as well, as lockdowns and other COVID restrictions continued to weigh on economic performance. The FTSE China 50 Index® fell 14.25%.

Bonds extended declines from earlier in the year, as inflation and central bank tightening continued to override many investors' "flight-to-quality" instincts in times of geopolitical uncertainty. Over the six months, the Bloomberg Barclays U.S. Aggregate Bond Index declined 4.06%, and the Ryan Labs Treasury 30-Year and 10-Year Indexes lost 12.44% and 5.42%, respectively. Investment-grade corporate bonds, as measured by the

Markit iBoxx $ Liquid Investment Grade Index, declined 4.5%, while their high-yield peers lost 2.72%, based on the Markit iBoxx $ Liquid High Yield Index. As increased yields made bonds more attractive toward the end of the period, there were signs of a potential turnaround, with markets retracing a portion of their earlier losses.

Despite headwinds, the global economy showed signs of resilience over the past six months. After contracting 0.6% in the second quarter of 2022, U.S. GDP grew 2.9% during the third quarter. U.S. unemployment held steady at 3.7% in November, and the U.S. dollar rose 3.5%, based on the Bloomberg Dollar Spot Index.

Cryptocurrency's Struggles Intensify

Cryptocurrencies, which began the period about 75% off their late 2021 highs, declined slightly for the period. The collapse of crypto exchange FTX in November, along with several other bankruptcies during the period, sent shockwaves throughout the industry, endangering other crypto firms with exposure to FTX and raising questions about the lack of regulation in the cryptocurrency marketplace.

Investors Find Opportunities Amid Complex Markets

Despite the challenging markets, ProShares investors had good opportunities in both equity and bond ETFs designed for a rising rate and inflationary environment. Our dividend growth strategies, which focus on quality companies that have consistently grown their dividends, also offered investors a potential bulwark in these turbulent markets.

In June, ProShares launched the Short Bitcoin Strategy ETF (BITI). As the first U.S. short bitcoin strategy ETF, BITI offers investors the potential to profit on days when bitcoin declines. BITI builds on ProShares' legacy of innovation by providing investors with short bitcoin-linked exposure through a regulated investment that they can buy and sell as an ETF in their traditional brokerage accounts. During the reporting period, net flows into ProShares ETFs increased by $4.9 billion overall.

We thank you for the trust and confidence you have placed in us by choosing ProShares. In uncertain times, many investors turn to Proshares ETFs for their breadth of investment choices across diverse market segments. Our strong lineup of funds enables investors to choose investments that most effectively align with their market views. We appreciate the opportunity to continue serving your investment needs.

Sincerely,

Michael L. Sapir
Chairman of the Board

PROSHARES.COM :: I

ALLOCATION OF PORTFOLIO HOLDINGS AND INDEX COMPOSITION

II :: NOVEMBER 30, 2022 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares Big Data Refiners ETF (Ticker: DAT)

ProShares Data Refiners ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the FactSet Big Data Refiners Index (the "Index"). The Index consists of companies that provide analytics and infrastructure for managing and extracting information from large data sets. The Index includes companies whose principal business is the provision of analytics, software, hardware and other computing infrastructure for managing and extracting information from large structured and unstructured data sets, as determined by the Index methodology. The Index is owned and administered by FactSet Research Systems, Inc. (the "Index Provider"). In order to be included in the Index, a company must be included in at least one of nine FactSet®Revere Business Industry Classification System Sub-Industries ("RBICS Sub-Industries") that the Index Provider has identified as big data related. The nine eligible RBICS Sub-Industries are: Business Intelligence Software, Business Intelligence/Data Warehousing Consulting, Customer Service Software, Data Storage Infrastructure Software, Enterprise Middleware Software, Government and Public Service Industry Software, Information Storage Systems, Network Administration Software and Peripheral and Other Commerce Equipment Makers. The Index is reconstituted and rebalanced semiannually in June and December.

Allocation of Portfolio Holdings & Index Composition as of 11/30/22

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Nutanix, Inc., Class A	8.4%
Snowflake, Inc., Class A	5.9%
Tyler Technologies, Inc.	5.1%
Nice Ltd.	5.1%
Dynatrace, Inc.	5.0%

FactSet Big Data Refiners
Index – Composition

% of Index
Information Technology	98.7%
Consumer Discretionary	0.8%
Industrials	0.5%

FactSet Big Data Refiners
Index – Country

% of Index
United States	92.9%
Israel	5.0%
Canada	1.3%
Japan	0.5%
Australia	0.3%

ProShares Bitcoin Strategy ETF (Ticker: BITO)

ProShares Bitcoin Strategy ETF (the "Fund") seeks capital appreciation. There can be no assurance that the Fund will achieve its investment objective. The Fund does not invest directly in bitcoin. The Fund seeks to provide capital appreciation primarily through managed exposure to bitcoin futures contracts. The Fund expects to gain exposure to these investments by investing a portion of its assets in the ProShares Cayman Bitcoin Strategy Portfolio, a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the "Subsidiary"). Unlike the Fund, the Subsidiary is not an investment company registered under the Investment Company Act of 1940. The Fund's investment in the Subsidiary is intended to provide the Fund with exposure to commodity markets in accordance with applicable rules and regulations. The Fund intends to invest no more than 25% of its total assets in the subsidiary at each quarter end of the Fund's tax year.

Allocation of Portfolio Holdings & Index Composition as of 11/30/22

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Bloomberg Galaxy Bitcoin Index – Composition

% of Index
Bitcoin Futures	100%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2022 (UNAUDITED) :: III

ProShares Decline of the Retail Store ETF (Ticker: EMTY)

ProShares Decline of the Retail Store ETF (the "Fund") seeks capital appreciation from the decline of bricks and mortar retailers through short exposure (-1x) to the Solactive-ProShares Bricks and Mortar Retail Store Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Index is constructed and maintained by Solactive AG. The Index seeks to measure the performance of publicly traded "bricks and mortar" retail companies whose retail revenue is derived principally from in-store sales. Short exposure may be attractive to investors who believe bricks and mortar stores face threats from ongoing trends, such as the growth of online shopping and markets oversaturated with stores. Companies must derive more than 50% of their global revenues from retail operations and more than 75% of their retail revenues from in-store sales to be included in the Index. In addition a company must be domiciled in the US; its securities must be listed on a U.S. stock exchange and must meet certain liquidity and market capitalization requirements. The Index includes only U.S. companies. The Index is rebalanced monthly to equal weight and reconstituted in June each year.

Allocation of Portfolio Holdings & Index Composition as of 11/30/22

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100%)
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Solactive-ProShares Bricks and Mortar Retail Store Composite Index – Composition

% of Index
Consumer Discretionary	72.5%
Consumer Staples	24.9%
Materials	2.6%

ProShares DJ Brookfield Global Infrastructure ETF (Ticker: TOLZ)

ProShares DJ Brookfield Global Infrastructure ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the Dow Jones Brookfield Global Infrastructure Composite Index (the "Index"). The Index, constructed and maintained by S&P Dow Jones Indices LLC, consists of companies that qualify as "pure-play" infrastructure companies — companies whose primary business is the ownership and operation of infrastructure assets, activities that generally generate long-term stable cash flows.

Allocation of Portfolio Holdings & Index Composition as of 11/30/22

Market Exposure

Investment Type	% of Net Assets
Equity Securities	91%
Closed End Funds	1%
Master Limited Partnership	8%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Enbridge, Inc.	7.3%
American Tower Corp.	6.4%
Vinci SA	4.7%
National Grid plc	4.2%
TC Energy Corp.	3.9%

Dow Jones Brookfield Global Infrastructure Composite
Index – Composition

% of Index
Utilities	36.6%
Energy	32.8%
Real Estate	12.3%
Transportation	8.3%
Capital Goods	6.3%
Telecommunication Services	2.8%
Others	0.6%
Media & Entertainment	0.3%

Dow Jones Brookfield Global Infrastructure Composite
Index – Country

% of Index
United States	49.6%
Canada	17.4%
United Kingdom	6.5%
France	5.8%
Spain	5.2%
Australia	3.9%
Others	3.7%
Italy	2.7%
China	2.2%
Hong Kong	1.8%
Japan	1.2%

IV :: NOVEMBER 30, 2022 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares Equities for Rising Rates ETF (Ticker: EQRR)

ProShares Equities for Rising Rates ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the Nasdaq U.S. Large Cap Equities for Rising Rates Index (the "Index"). The goal of the Index is to provide relative outperformance, as compared to traditional large-cap indexes, during periods of rising U.S. Treasury rates. The Index is constructed and maintained by Nasdaq Inc. (the "Index Provider). The component securities of the Index are selected by the Index Provider from a universe of the 500 largest companies (based on market capitalization) listed on U.S. stock exchanges. The Index consists of 50 companies whose stock prices historically have tended to outperform the Universe during periods of rising interest rates.

Allocation of Portfolio Holdings & Index Composition as of 11/30/22

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
JPMorgan Chase & Co.	3.3%
State Street Corp.	3.3%
Bank of America Corp.	3.2%
Citizens Financial Group, Inc.	3.1%
Schlumberger Ltd.	3.0%

Nasdaq U.S. Large Cap
Equities for Rising Rates
Index – Composition

% of Index
Financials	29.8%
Energy	24.4%
Materials	20.0%
Industrials	15.7%
Telecommunications	10.1%

ProShares Global Listed Private Equity ETF (Ticker: PEX)

ProShares Global Listed Private Equity ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the LPX Direct Listed Private Equity Index (the "Index"). The Index, published by LPX AG ("LPX"), consists of up to 30 qualifying listed private equity companies. A listed private equity company is an eligible candidate for the Index if its direct private equity investments, as well as cash and cash equivalent positions and post-Initial Public Offering listed investments, represent more than 80% of the total assets of the company.

Allocation of Portfolio Holdings & Index Composition as of 11/30/22

Market Exposure

Investment Type	% of Net Assets
Equity Securities	87%
Closed End Funds	12%
Total Exposure	99%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
3i Group plc	11.4%
Ares Capital Corp.	9.5%
FS KKR Capital Corp.	9.0%
Onex Corp.	6.5%
Kinnevik AB, Class B	6.3%

LPX Direct Listed Private Equity
Index – Country

% of Index
United States	49.6%
United Kingdom	22.2%
France	8.6%
Sweden	7.8%
Canada	6.5%
Switzerland	3.4%
Germany	1.0%
Belgium	0.9%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2022 (UNAUDITED) :: V

ProShares Hedge Replication ETF (Ticker: HDG)

ProShares Hedge Replication ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the Merrill Lynch Factor Model® — Exchange Series (the "Benchmark"). The Benchmark, sponsored by Merrill Lynch International, seeks to provide the risk and return characteristics of the hedge fund asset class by targeting a high correlation to the HFRI Fund Weighted Composite Index (the "HFRI"). The HFRI is designed to reflect hedge fund industry performance through an equally weighted composite of over 2000 constituent funds. In seeking to maintain a high correlation with the HFRI, the Benchmark utilizes a synthetic model to establish, each month, weighted long or short (or, in certain cases, long or flat) positions in six underlying factors ("Factors"). The Factors that comprise the Benchmark are (1) the S&P 500 Total Return Index, (2) the MSCI EAFE US Dollar Net Total Return Index, (3) the MSCI Emerging Markets US Dollar Net Total Return Index, (4) the Russell 2000 Total Return Index, (5) three-month U.S. Treasury Bills, and (6) the ProShares UltraShort Euro ETF.

Allocation of Portfolio Holdings & Index Composition as of 11/30/22

Market Exposure

Investment Type	% of Net Assets
Equity Securities	16%
Swap Agreements (Long)	32%
Swap Agreements (Short)	(10%)
Futures Contracts	1%
Total Exposure	39%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Shockwave Medical, Inc.	0.1%
Halozyme Therapeutics, Inc.	0.1%
EMCOR Group, Inc.	0.1%
Matador Resources Co.	0.1%
Karuna Therapeutics, Inc.	0.1%

Merrill Lynch Factor Model – Exchange Series – Composition

% of Benchmark
Three-month U.S. Treasury Bills	62.9%
MSCI EAFE USD Net Total Return Index	18.1%
Russell 2000® Total Return Index	16.9%
MSCI Emerging Markets Free USD Net Total Return	12.4%
Proshares UltraShort Euro ETF	(0.4%)
S&P 500® Total Return Index	(9.9%)

ProShares High Yield-Interest Rate Hedged (Ticker: HYHG)

ProShares High Yield-Interest Rate Hedged (the "Fund") seeks investment results, before fees and expenses, that track the performance of the FTSE High Yield (Treasury Rate-Hedged) Index (the "Index"). The Index is comprised of (a) long positions in USD denominated high yield corporate bonds ("high yield bonds") and (b) short positions in U.S. Treasury notes or bonds, in aggregate, of the approximate equivalent duration to the high yield bonds. Currently, the bonds eligible for inclusion in the Index include high yield bonds that are issued by companies domiciled in the U.S. and Canada, and that: are fixed rate and non-convertible (including callable bonds); have a maximum rating of Ba1/BB+ and minimum rating of Ca/C by both Moody's Investors Service, Inc and Standard and Poor's Financial Services, LLC; and are subject to minimum issue outstanding, minimum time-to-maturity and maximum-time from issuance criteria. The Index is constructed and maintained by FTSE International Limited.

Allocation of Portfolio Holdings & Index Composition as of 11/30/22

Market Exposure

Investment Type	% of Net Assets
Corporate Bonds	95%
Futures Contracts	(99%)
Total Exposure	(4%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Long-Term Fixed-Income Holdings

% of Net Assets
Organon & Co., 4.13%, due 04/30/28	1.8%
American Airlines, Inc., 5.50%, due 04/20/26	1.4%
DISH DBS Corp., 5.25%, due 12/01/26	1.3%
TransDigm, Inc., 6.25%, due 03/15/26	1.2%
1011778 BC ULC, 4.00%, due 10/15/30	1.2%

FTSE High Yield (Treasury Rate-Hedged) Index – Composition

% of High Yield Bonds
Industrials	85.9%
Utilities	7.8%
Financials	6.3%

VI :: NOVEMBER 30, 2022 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares Inflation Expectations ETF (Ticker: RINF)

ProShares Inflation Expectations ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the FTSE 30-Year TIPS (Treasury Rate-Hedged) Index (the "Index"). The Index tracks the performance of (i) long positions in the most recently issued 30-year Treasury Inflation-Protected Securities ("TIPS") and (ii) duration-adjusted short positions in U.S. Treasury bonds of, in aggregate, approximate equivalent duration dollars to the TIPS. The Index serves a third position, which is a cash equivalent security that represents the repo rate earned on the short position. The Index is designed to measure the performance of the Break Even Rate of Inflation (BEI). The Index is constructed and maintained by FTSE International Limited.

Allocation of Portfolio Holdings & Index Composition as of 11/30/22

Market Exposure

Investment Type	% of Net Assets
Swap Agreements (Long)	100%
Swap Agreements (Long exposure to inverse index)	169%
Net Exposure	269%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

FTSE 30-Year TIPS (Treasury Rate-Hedged)
Index – Composition

% of Index
30-Year Treasury Inflation-Protected Securities (TIPS) Bond	100%
30-Year U.S. Treasury Bond	(169.3%)

ProShares Investment Grade-Interest Rate Hedged (Ticker: IGHG)

ProShares Investment Grade-Interest Rate Hedged (the "Fund") seeks investment results, before fees and expenses, that track the performance of the FTSE Corporate Investment Grade (Treasury Rate-Hedged) Index (the "Index"). The Index is comprised of (a) long positions in USD-denominated investment grade corporate bonds issued by both U.S. and foreign domiciled companies; and (b) short positions in U.S. Treasury notes or bonds, in aggregate, of the approximate equivalent duration to the investment grade bonds. Currently, the bonds eligible for inclusion in the Index include all investment grade bonds that are issued by U.S. and internationally domiciled companies that: are fixed rate, fixed-to-floating rate, or zero coupon; have a minimum rating of Baa3/BBB- by both Moody's Investors Service, Inc. and Standard and Poor's Financial Services, LLC; have a minimum face amount outstanding of $1 billion; and have at least five and a half (5.5) years until maturity. The Index is constructed and maintained by FTSE International Limited.

Allocation of Portfolio Holdings & Index Composition as of 11/30/22

Market Exposure

Investment Type	% of Net Assets
Corporate Bonds	95%
Futures Contracts	(98%)
Total Exposure	(3%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Long-Term Fixed-Income Holdings

% of Net Assets
Pfizer, Inc., 4.00%, due 12/15/36	2.0%
Vodafone Group plc, 4.25%, due 09/17/50	2.0%
Cooperatieve Rabobank UA, 5.75%, due 12/01/43	1.9%
International Business Machines Corp., 4.15%, due 05/15/39	1.9%
Shell International Finance BV, 4.13%, due 05/11/35	1.9%

FTSE Corporate Investment Grade (Treasury Rate-Hedged)
Index – Composition

% of High Yield Bond
Industrials	49.2%
Financials	39.2%
Utilities	11.6%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2022 (UNAUDITED) :: VII

ProShares K-1 Free Crude Oil Strategy ETF (Ticker: OILK)

ProShares K-1 Free Crude Oil Strategy ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the Bloomberg Commodity Balanced WTI Crude Oil IndexSM (the "Index")**. The Fund generally will not invest directly in WTI crude oil futures. The Fund expects to gain exposure to these investments by investing a portion of its assets in the ProShares Cayman Crude Oil Strategy Portfolio, a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the "Subsidiary"). The Subsidiary is advised by the Fund's Advisor and invests directly in WTI crude oil futures. Unlike the Fund, the Subsidiary is not an investment company registered under the Investment Company Act of 1940. The Fund's investment in the Subsidiary is intended to provide the Fund with exposure to commodity markets in accordance with applicable rules and regulations. The Fund will generally limit investments in the Subsidiary to 25% but it may exceed that amount if the Advisor believes doing so is in the best interest of the Fund, such as to help achieve the Fund's investment objective or increase the tax efficiency of the Fund.

Allocation of Portfolio Holdings & Index Composition as of 11/30/22

Market Exposure

Investment Type	% of Net Assets
Commodity Futures Contracts (Long)	100%
Total Exposure	100%

Bloomberg Commodity Balanced WTI Crude Oil
Index – Composition

% of Index
WTI Crude Oil	100%

ProShares Large Cap Core Plus (Ticker: CSM)

ProShares Large Cap Core Plus (the "Fund") seeks investment results, before fees and expenses, that track the performance of the Credit Suisse 130/30 Large Cap Index (the "Index"). The Fund invests in financial instruments that the Advisor believes, in combination, should track the performance of the Index. The Index is designed to replicate an investment strategy that establishes either long or short positions in the stocks of 500 leading large-cap U.S. companies by applying a rules-based ranking and weighting methodology. The Index intends to provide a representation of a quantitatively constructed 130/30 U.S. large cap equity strategy. This results in the Index having total long exposure of 130% and total short exposure of 30% at each monthly reconstitution date.

Allocation of Portfolio Holdings & Index Composition as of 11/30/22

Market Exposure

Investment Type	% of Net Assets
Equity Securities	95%
Swap Agreements (Long)	35%
Swap Agreements (Short)	(30%)
Net Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	4.5%
Microsoft Corp.	3.7%
Amazon.com, Inc.	2.2%
Exxon Mobil Corp.	1.3%
Tesla, Inc.	1.2%

Credit Suisse 130/30 Large Cap
Index – Composition

% of Index
Information Technology	28.1%
Health Care	14.4%
Financials	11.3%
Consumer Discretionary	8.9%
Communication Services	7.8%
Consumer Staples	7.1%
Real Estate	6.0%
Energy	5.9%
Industrials	5.7%
Utilities	3.6%
Materials	1.2%

VIII :: NOVEMBER 30, 2022 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares Long Online/Short Stores ETF (Ticker: CLIX)

ProShares Long Online/Short Stores ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the ProShares Long Online/Short Stores Index (the "Index"). The Index is constructed and maintained by SolactiveAG. The Index consists of long positions in the online retailers included in the ProShares Online Retail Index and short positions in the "bricks and mortar" retailers included in the Solactive-ProShares Bricks and Mortar Retail Store Index.

Allocation of Portfolio Holdings & Index Composition as of 11/30/22

Market Exposure

Investment Type	% of Net Assets
Equity Securities	89%
Swap Agreements (Long)	11%
Swap Agreements (Short)	(50%)
Total Exposure	50%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Amazon.com, Inc.	20.5%
Alibaba Group Holding Ltd. (ADR)	10.7%
eBay, Inc.	5.7%
Sea Ltd. (ADR)	4.5%
Pinduoduo, Inc. (ADR)	4.3%

ProShares Long Online/Short Stores Index – Composition

% of Index
Consumer Discretionary	51.5%
Health Care	3.9%
Consumer Staples	0.4%
Materials	(1.3%)
Communication Services	(3.9%)

ProShares Merger ETF (Ticker: MRGR)

ProShares Merger ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the S&P® Merger Arbitrage Index (the "Index"). The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index seeks to produce consistent, positive returns in virtually all market environments, although there are no assurances it will achieve this result. The Index, created by Standard & Poor's®, is comprised of a maximum of 80 companies, including up to 40 companies that are currently targets in merger deals, which are represented by long positions in the Index, and up to 40 companies that are acquirers for the same stock merger deals, which are represented by short positions in the Index. The Index includes a cash component, which earns the three-month U.S. Treasury Bill rate. The Index also includes a Treasury bill component which constitutes the remainder of the Index when net exposure from included Deals is less than 100%.

Allocation of Portfolio Holdings & Index Composition as of 11/30/22

Market Exposure

Investment Type	% of Net Assets
Equity Securities	66%
Swap Agreements (Long)	13%
Swap Agreements (Short)	(10%)
Forward Currency Contracts	(6%)
Total Exposure	63%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Euronav NV	4.2%
First Horizon Corp.	2.8%
South Jersey Industries, Inc.	2.8%
Resolute Forest Products, Inc.	2.7%
Switch, Inc., Class A	2.6%

S&P Merger Arbitrage
Index – Composition

% of Index
Information Technology	23.7%
Health Care	17.8%
Industrials	11.9%
Consumer Discretionary	8.4%
Financials	8.3%
Communication Services	8.2%
Utilities	4.8%
Materials	4.7%
Real Estate	4.5%
Energy	4.2%
Consumer Staples	3.6%

Regional Exposure

% of Index
United States	101.0%
Belgium	5.0%
United Kingdom	1.6%
Canada	(2.5%)
Norway	(5.1%)

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2022 (UNAUDITED) :: IX

ProShares Metaverse ETF (Ticker: VERS)

ProShares Metaverse ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the Solactive Metaverse Theme Index (the "Index"). The Index is constructed and maintained by Solactive AG. The Index consists of companies that provide or use innovative technologies to offer products and services around the Metaverse. "Metaverse" is a term used to refer to a "digital world" or a future iteration of the internet. The Metaverse is characterized by virtual worlds that create a simulated environment — as well as augmented reality where the real-world environment is enhanced by computer generated sensory information. The Metaverse is expected to allow people to engage in new ways, such as through internet-based interactions, on-line gaming, and transactions. The Metaverse is enabled by several connected technologies such as virtual and augmented reality, digital environments, artificial intelligence and advanced computing. The Index is reconstituted and rebalanced semiannually in June and December. Security weights are allowed to fluctuate between rebalance dates.

Allocation of Portfolio Holdings & Index Composition as of 11/30/22

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Kopin Corp.	6.0%
NVIDIA Corp.	4.8%
Microsoft Corp.	4.6%
QUALCOMM, Inc.	4.5%
Unity Software, Inc.	4.5%

Solactive Metaverse Theme
Index – Composition

Strategy	% of Index
Information Technology	59.5%
Communication Services	24.5%
Consumer Discretionary	8.5%
Health Care	3.7%
Real Estate	3.6%
Industrials	0.2%

X :: NOVEMBER 30, 2022 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares MSCI EAFE Dividend Growers ETF (Ticker: EFAD)

ProShares MSCI EAFE Dividend Growers ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the MSCI EAFE Dividend Masters Index (the "Index"). The Index, constructed and maintained by MSCI, targets companies that are currently members of the MSCI EAFE Index and have increased dividend payments each year for at least 10 years. The Index contains a minimum of 40 stocks, which are equally weighted. Generally, no single sector is allowed to comprise more than 30% of the Index's weight, and no single country is allowed to comprise more than 50% of the Index's weight.

Allocation of Portfolio Holdings & Index Composition as of 11/30/22

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99%
Total Exposure	99%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Novo Nordisk A/S, Class B	1.5%
Fresenius SE & Co. KGaA	1.5%
BAE Systems plc	1.5%
Nissan Chemical Corp.	1.5%
Tokio Marine Holdings, Inc.	1.5%

MSCI EAFE Dividend Masters
Index – Composition

% of Index
Industrials	18.9%
Health Care	17.9%
Information Technology	16.2%
Consumer Staples	12.1%
Utilities	8.4%
Financials	8.0%
Consumer Discretionary	7.9%
Materials	4.7%
Real Estate	2.9%
Energy	1.7%
Communication Services	1.3%

MSCI EAFE Dividend Masters
Index – Country

% of Index
Japan	28.5%
United Kingdom	19.3%
Switzerland	10.8%
Germany	9.3%
Hong Kong	7.0%
Australia	6.2%
Others	5.7%
Denmark	4.9%
Belgium	3.3%
Netherlands	3.3%
France	1.7%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2022 (UNAUDITED) :: XI

ProShares MSCI Emerging Markets Dividend Growers ETF (Ticker: EMDV)

ProShares MSCI Emerging Markets Dividend Growers ETF (the "Fund) seeks investment results, before fees and expenses, that track the performance of the MSCI Emerging Markets Dividend Masters Index (the "Index"). The Index, constructed and maintained by MSCI, targets companies that are currently members of the MSCI Emerging Markets Index and have increased dividend payments each year for at least 7 years. The Index contains a minimum of 40 stocks, which are equally weighted. Generally, no single sector is allowed to comprise more than 30% of the Index's weight, and no single country is allowed to comprise more than 50% of the Index's weight.

Allocation of Portfolio Holdings & Index Composition as of 11/30/22

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Longfor Group Holdings Ltd.	2.6%
China Railway Group Ltd., Class A	2.5%
People's Insurance Co. Group of China Ltd. (The), Class H	2.4%
Chailease Holding Co. Ltd.	2.4%
Sinoma Science & Technology Co. Ltd., Class A	2.4%

MSCI Emerging Markets Dividend Masters Index – Composition

% of Index
Health Care	18.4%
Financials	15.1%
Consumer Staples	13.2%
Utilities	11.0%
Materials	10.0%
Consumer Discretionary	8.9%
Real Estate	7.8%
Communication Services	7.7%
Industrials	4.1%
Information Technology	3.8%

MSCI Emerging Markets Dividend Masters Index – Country

% of Index
China	51.5%
India	18.8%
Mexico	7.2%
Malaysia	4.1%
Greece	4.1%
Taiwan	3.9%
Korea	3.8%
Turkey	2.8%
Brazil	2.0%
Colombia	1.8%

XII :: NOVEMBER 30, 2022 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares MSCI Europe Dividend Growers ETF (Ticker: EUDV)

ProShares MSCI Europe Dividend Growers ETF (the "Fund) seeks investment results, before fees and expenses, that track the performance of the MSCI Europe Dividend Masters Index (the "Index"). The Index, constructed and maintained by MSCI, targets companies that are currently members of the MSCI Europe Index and have increased dividend payments each year for at least 10 years. The Index contains a minimum of 25 stocks, which are equally weighted. Generally, no single sector is allowed to comprise more than 30% of the Index's weight, and no single country is allowed to comprise more than 50% of the Index's weight.

Allocation of Portfolio Holdings & Index Composition as of 11/30/22

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99%
Total Exposure	99%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Novo Nordisk A/S, Class B	2.8%
Fresenius SE & Co. KGaA	2.8%
BAE Systems plc	2.7%
UCB SA	2.6%
Diageo plc	2.6%

MSCI Europe Dividend Masters
Index – Composition

% of Index
Health Care	25.2%
Industrials	24.3%
Information Technology	14.8%
Consumer Staples	10.2%
Materials	8.0%
Financials	7.9%
Utilities	7.4%
Communication Services	2.2%

MSCI Europe Dividend Masters
Index – Country

% of Index
United Kingdom	33.2%
Switzerland	18.4%
Germany	15.9%
Denmark	8.4%
Belgium	5.7%
Netherlands	5.7%
France	3.0%
Italy	2.6%
Spain	2.5%
Ireland	2.4%
Norway	2.2%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2022 (UNAUDITED) :: XIII

ProShares MSCI Transformational Changes ETF (Ticker: ANEW)

ProShares MSCI Transformational Changes ETF (the "Fund) seeks investment results, before fees and expenses, that track the performance of the MSCI Global Transformational Changes Index (the "Index"). The Index, constructed and maintained by MSCI, selects companies which may benefit from transformational changes in how people work, take care of their health, and consume and connect — changes accelerated by COVID-19. The Index includes U.S., non-U.S. developed, and emerging market companies providing products or services associated with one or more of four Transformational Changes, as determined by the MSCI, Inc.

Allocation of Portfolio Holdings & Index Composition as of 11/30/22

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99%
Total Exposure	99%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
International Flavors & Fragrances, Inc.	2.1%
Booking Holdings, Inc.	2.1%
Walt Disney Co. (The)	2.1%
Deere & Co.	2.1%
Netflix, Inc.	2.1%

MSCI Global Transformational Changes Index – Composition

% of Index
Information Technology	26.2%
Health Care	24.9%
Communication Services	16.9%
Materials	12.8%
Consumer Discretionary	9.9%
Consumer Staples	4.4%
Industrials	4.2%
Real Estate	0.5%
Financials	0.2%

MSCI Global Transformational Changes Index – Country

% of Index
United States	79.4%
China	4.6%
Germany	4.1%
Others	2.3%
Switzerland	1.9%
Ireland	1.9%
Canada	1.9%
Japan	1.4%
Taiwan	1.0%
Denmark	0.8%
Singapore	0.7%

XIV :: NOVEMBER 30, 2022 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares Nanotechnology ETF (Ticker: TINY)

ProShares Nanotechnology ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the Solactive Nanotechnology Index (the "Index"). The Index is constructed and maintained by Solactive AG. The Index consists of companies that are listed on a stock exchange and meet certain market capitalization and liquidity requirements. The Index consists of companies focused on making or applying nanotechnology innovations that allow for improved products, processes, or techniques through control or measurement of material at nanoscale. The Index includes companies exposed to nanotechnology through involvement in one or more of the following product or service areas; (i) Production of nanotechnology, which can be defined as the use of matter on an atomic and molecular level; (ii) Active in the fields of nanomedicine, nanomaterials, nanoelectronics, nanometrology or molecular nanotechnology; and (iii) Technologies that promote advances in or research related to nanotechnologies.

Allocation of Portfolio Holdings & Index Composition as of 11/30/22

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	5.1%
Advanced Micro Devices, Inc.	5.0%
Axcelis Technologies, Inc.	4.9%
NVIDIA Corp.	4.9%
KLA Corp.	4.9%

Solactive Nanotechnology
Index – Composition

% of Index
Information Technology	75.6%
Health Care	15.9%
Materials	6.6%
Industrials	1.9%

Solactive Nanotechnology
Index – Country

% of Index
United States	71.9%
Japan	10.3%
Taiwan	5.3%
Netherlands	4.8%
United Kingdom	2.8%
South Korea	2.5%
Singapore	1.2%
Israel	1.2%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2022 (UNAUDITED) :: XV

ProShares Nasdaq-100 Dorsey Wright Momentum ETF (Ticker: QQQA)

ProShares Nasdaq-100 Dorsey Wright Momentum ETF (the "Fund) seeks investment results, before fees and expenses, that track the performance of the Nasdaq-100 Dorsey Wright Momentum Index (the "Index"). The Index, which is constructed and maintained by Dorsey, Wright & Associates, LLC ("Dorsey Wright"), consists of 21 securities from the Nasdaq-100 Index with the highest price momentum as determined by Dorsey Wright. The Nasdaq-100 includes 100 of the largest domestic and international non-financial companies listed on The Nasdaq Stock Market based on market capitalization. Dorsey Wright ranks each stock in the Nasdaq-100 based on relative performance using its proprietary "Relative Strength" momentum measure. The 21 stocks ranked the highest at each reconstitution (January, April, July and October) are included in the Index and assigned equal weights. The weightings of each security in the Index may fluctuate between reconstitution dates.

Allocation of Portfolio Holdings & Index Composition as of 5/31/23

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Pinduoduo, Inc. (ADR)	6.3%
Ross Stores, Inc.	5.8%
Netflix, Inc.	5.4%
Synopsys, Inc.	4.9%
Cintas Corp.	4.9%

Nasdaq-100 Dorsey Wright Momentum Index – Composition

% of Index
Information Technology	27.8%
Health Care	21.7%
Consumer Discretionary	16.9%
Communication Services	10.0%
Industrials	9.8%
Consumer Staples	9.0%
Utilities	4.8%

Nasdaq-100 Dorsey Wright Momentum Index – Country

% of Index
United States	93.7%
China	6.3%

XVI :: NOVEMBER 30, 2022 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares On-Demand ETF (Ticker: OND)

ProShares On-Demand ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the FactSet On-Demand Index (the "Index"). The Index is owned and administered by FactSet Research Systems, Inc. (the "Index Provider"). The Index consists of companies which provide on-demand platforms and services to consumers. The Index includes companies whose principal business is the provision of platforms and services for on-demand access to lifestyle needs including digital media, egaming, fitness, food delivery, ridesharing, or virtual reality experiences, as determined by the Index methodology. In order to be included in the Index, a company must be included in at least one of 15 FactSet® Revere Business Industry Classification System Sub-Industries ("RBICS Sub-Industries") that the Index Provider has identified as on-demand related. The 15 eligible RBICS Sub-Industries are Console Games Software, Fitness and Exercise Equipment, Food Delivery Services, General Entertainment Content Providers and Sites, Handheld and Smart Phone Games Software, Home and Office Virtual Reality Software, Media Download and Streaming Digital Content Sites, Mobile Platform Applications Software, Multi-Type Passenger Transportation (e.g., ride-sharing platforms), Online Game Websites and Software, Other Games Software, Other Media Equipment Manufacturing, Video Multimedia Semiconductors, Virtual Reality Design and Engineering Software and Virtual Reality Equipment.

Allocation of Portfolio Holdings & Index Composition as of 11/30/22

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Netflix, Inc.	7.4%
Uber Technologies, Inc.	5.8%
ROBLOX Corp., Class A	5.1%
Delivery Hero SE	4.8%
Activision Blizzard, Inc.	4.6%

FactSet On-Demand
Index – Composition

% of Index
Communication Services	60.4%
Consumer Discretionary	21.4%
Industrials	12.0%
Information Technology	6.2%

FactSet On-Demand
Index – Country

% of Index
United States	51.3%
Japan	11.3%
China	10.3%
South Korea	6.8%
Germany	4.8%
Singapore	3.9%
Luxembourg	3.4%
Netherlands	2.9%
Sweden	2.0%
France	1.8%
India	1.5%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2022 (UNAUDITED) :: XVII

ProShares Online Retail ETF (Ticker: ONLN)

ProShares Online Retail ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the ProShares Online Retail Index (the "Index"). The Index is constructed and maintained by Solactive AG. The Index is designed to measure the performance of publicly traded companies that principally sell online or through other non-store sales channels, such as through mobile or app purchases, rather than through "bricks and mortar" store locations ("Online Retailers"). The Index may include U.S. and non-U.S. companies. To be included in the Index, an online retailer's securities must be listed on a U.S. stock exchange, must have a minimum market capitalization of $500 million and must meet certain liquidity requirements. Non-U.S. companies may not make up more than 25% of the Index. Companies are weighted in the Index using a modified market capitalization approach.

Allocation of Portfolio Holdings & Index Composition as of 11/30/22

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Amazon.com, Inc.	23.0%
Alibaba Group Holding Ltd. (ADR)	12.1%
eBay, Inc.	6.5%
Sea Ltd. (ADR)	5.1%
Pinduoduo, Inc. (ADR)	4.9%

ProShares Online Retail
Index – Composition

% of Index
Consumer Discretionary	87.8%
Communication Services	8.2%
Health Care	3.8%
Consumer Staples	0.2%

ProShares Pet Care ETF (Ticker: PAWZ)

ProShares Pet Care ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the FactSet Pet Care Index (the "Index"). The Index consists of U.S. and international companies that potentially stand to benefit from interest in, and resources spent on, pet ownership. The Fund intends to hold each security in approximately the same proportion as its weighting in the Index. The Index consists primarily of companies whose principal business is pet-care related (i.e., they derive significant revenue from pet care-related products or services), as determined in accordance with the Index methodology. The Index is owned and administered by FactSet Research Systems, Inc.

Allocation of Portfolio Holdings & Index Composition as of 11/30/22

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Zoetis, Inc.	10.5%
IDEXX Laboratories, Inc.	9.7%
Elanco Animal Health, Inc.	9.6%
Chewy, Inc., Class A	8.1%
Dechra Pharmaceuticals plc	7.3%

FactSet Pet Care Index – Composition

% of Index
Health Care	54.5%
Consumer Staples	21.0%
Consumer Discretionary	20.0%
Financials	4.5%

FactSet Pet Care Index – Country

% of Index
United States	71.6%
United Kingdom	14.3%
Switzerland	4.7%
Canada	2.5%
France	2.3%
Sweden	1.7%
Finland	1.1%
Brazil	1.0%
Japan	0.8%

XVIII :: NOVEMBER 30, 2022 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares Russell 2000 Dividend Growers ETF (Ticker: SMDV)

ProShares Russell 2000 Dividend Growers ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the Russell 2000® Dividend Growth Index (the "Index"). The Index, constructed and maintained by FTSE International Limited, targets companies that are currently members of the Russell 2000 Index, have increased dividend payments each year for at least 10 consecutive years and meet certain market capitalization and liquidity requirements. The Index contains a minimum of 40 stocks, which are equally weighted. No single sector is allowed to comprise more than 30% of the Index's weight.

Allocation of Portfolio Holdings & Index Composition as of 5/31/23

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Douglas Dynamics, Inc.	1.2%
Kaiser Aluminum Corp.	1.2%
CNO Financial Group, Inc.	1.2%
Trinity Industries, Inc.	1.2%
Applied Industrial Technologies, Inc.	1.2%

Russell 2000 Dividend Growth
Index – Composition

% of Index
Financials	30.9%
Industrials	22.3%
Utilities	15.5%
Materials	9.1%
Consumer Staples	9.0%
Real Estate	4.6%
Health Care	2.9%
Communication Services	2.6%
Information Technology	2.2%
Consumer Discretionary	0.9%

ProShares Russell U.S. Dividend Growers ETF (Ticker: TMDV)

ProShares Russell U.S. Dividend Growers ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the Russell 3000® Dividend Elite Index (the "Index"). The Index, constructed and maintained by FTSE International Limited, targets companies that are currently members of the Russell 3000 Index, which represents approximately 98% of the investable U.S. equity market, have increased dividend payments each year for at least 35 years and meet certain liquidity requirements. The Index contains a minimum of 40 stocks, which are equally weighted. No single sector is allowed to comprise more than 30% of the Index's weight.

Allocation of Portfolio Holdings & Index Composition as of 11/30/22

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Tootsie Roll Industries, Inc.	1.8%
HB Fuller Co.	1.8%
Air Products and Chemicals, Inc.	1.8%
Lancaster Colony Corp.	1.8%
Aflac, Inc.	1.8%

Russell 3000 Dividend Elite
Index – Composition

% of Index
Consumer Staples	25.1%
Industrials	16.9%
Financials	16.1%
Materials	13.0%
Utilities	12.2%
Consumer Discretionary	7.7%
Health Care	5.8%
Information Technology	1.6%
Real Estate	1.6%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2022 (UNAUDITED) :: XIX

ProShares S&P 500® Bond ETF (Ticker: SPXB)

ProShares S&P 500® Bond ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the S&P 500®/MarketAxess® Investment Grade Corporate Bond Index (the "Index"). The Fund seeks to invest substantially all of its assets in the bonds included in the Index. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index consists exclusively of investment grade bonds issued by companies in the S&P500, the most widely used U.S. equity benchmark.

Allocation of Portfolio Holdings & Index Composition as of 11/30/22

Market Exposure

Investment Type	% of Net Assets
Corporate Bonds	99%
Total Exposure	99%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Long-Term Fixed-Income Holdings

% of Net Assets
Broadcom Corp., 3.88%, due 01/15/27	1.8%
AT&T, Inc., 2.75%, due 06/01/31	1.7%
Oracle Corp., 1.65%, due 03/25/26	1.6%
Bristol-Myers Squibb Co., 2.90%, due 07/26/24	1.6%
International Business Machines Corp., 3.50%, due 05/15/29	1.5%

S&P 500®/MarketAxess® Investment Grade Corporate Bond
Index – Composition

% of Index
Industrials	65.9%
Financials	21.7%
Utilities	12.2%
Others	0.2%

ProShares S&P 500® Dividend Aristocrats ETF (Ticker: NOBL)

ProShares S&P 500® Dividend Aristocrats ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the S&P 500® Dividend Aristocrats® Index (the "Index"). The Index, constructed and maintained by S&P Dow Jones Indices LLC, targets companies that are currently members of the S&P 500®, have increased dividend payments each year for at least 25 years, and meet certain market capitalization and liquidity requirements. The Index contains a minimum of 40 stocks, which are equally weighted, and no single sector is allowed to comprise more than 30% of the Index's weight.

Allocation of Portfolio Holdings & Index Composition as of 11/30/22

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Air Products and Chemicals, Inc.	1.8%
Expeditors International of Washington, Inc.	1.7%
Caterpillar, Inc.	1.7%
Linde plc	1.7%
PPG Industries, Inc.	1.7%

S&P 500 Dividend Aristocrats
Index – Composition

% of Index
Consumer Staples	21.8%
Industrials	19.2%
Materials	12.8%
Financials	11.0%
Health Care	10.3%
Consumer Discretionary	7.7%
Utilities	4.9%
Information Technology	4.8%
Real Estate	4.5%
Energy	3.0%

XX :: NOVEMBER 30, 2022 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares S&P 500® Ex-Energy ETF (Ticker: SPXE)

ProShares S&P 500® Ex-Energy ETF (the "Fund) seeks investment results, before fees and expenses, that track the performance of the S&P 500® Ex-Energy Index (the "Index"). The Index seeks to provide exposure to the companies of the S&P 500® Index (the "S&P 500®") with the exception of those companies included in the Energy Sector. The S&P 500® is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization and financial viability. The Index is constructed and maintained by S&P Dow Jones LLC.

Allocation of Portfolio Holdings & Index Composition as of 11/30/22

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	6.9%
Microsoft Corp.	5.8%
Amazon.com, Inc.	2.6%
Alphabet, Inc., Class A	1.9%
Berkshire Hathaway, Inc., Class B	1.8%

S&P 500 Ex-Energy Index – Composition

% of Index
Information Technology	27.8%
Health Care	16.0%
Financials	12.2%
Consumer Discretionary	11.0%
Industrials	8.9%
Communication Services	7.9%
Consumer Staples	7.4%
Utilities	3.2%
Materials	2.8%
Real Estate	2.8%

ProShares S&P 500® Ex-Financials ETF (Ticker: SPXN)

ProShares S&P 500® Ex-Financials ETF (the "Fund) seeks investment results, before fees and expenses, that track the performance of the S&P 500® Ex-Financials and Real Estate Index (the "Index"). The Index seeks to provide exposure to the companies of the S&P 500® Index (the "S&P 500®") with the exception of those companies included in the Financials and Real Estate Sectors. The S&P 500® is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization and financial viability. The Index is constructed and maintained by S&P Dow Jones LLC.

Allocation of Portfolio Holdings & Index Composition as of 11/30/22

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	7.6%
Microsoft Corp.	6.5%
Amazon.com, Inc.	2.9%
Alphabet, Inc., Class A	2.1%
Alphabet, Inc., Class C	1.8%

S&P 500 Ex-Financials and Real Estate Index – Composition

% of Index
Information Technology	30.8%
Health Care	17.8%
Consumer Discretionary	12.1%
Industrials	9.8%
Communication Services	8.7%
Consumer Staples	8.2%
Energy	6.0%
Utilities	3.5%
Materials	3.1%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2022 (UNAUDITED) :: XXI

ProShares S&P 500® Ex-Health Care ETF (Ticker: SPXV)

ProShares S&P 500® Ex-Health Care ETF (the "Fund) seeks investment results, before fees and expenses, that track the performance of the S&P 500® Ex-Health Care Index (the "Index"). The Index seeks to provide exposure to the companies of the S&P 500® Index (the "S&P 500®") with the exception of those companies included in the Health Care Sector. The S&P 500® is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization and financial viability. The Index is constructed and maintained by S&P Dow Jones LLC.

Allocation of Portfolio Holdings & Index Composition as of 11/30/22

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	7.7%
Microsoft Corp.	6.5%
Amazon.com, Inc.	2.9%
Alphabet, Inc., Class A	2.1%
Berkshire Hathaway, Inc., Class B	2.0%

S&P 500 Ex-Health Care
Index – Composition

% of Index
Information Technology	31.1%
Financials	13.7%
Consumer Discretionary	12.3%
Industrials	10.0%
Communication Services	8.8%
Consumer Staples	8.2%
Energy	6.0%
Utilities	3.5%
Materials	3.2%
Real Estate	3.2%

ProShares S&P 500® Ex-Technology ETF (Ticker: SPXT)

ProShares S&P 500® Ex-Technology ETF (the "Fund) seeks investment results, before fees and expenses, that track the performance of the S&P 500® Ex-Information Technology Index (the "Index"). The Index seeks to provide exposure to the companies of the S&P 500® Index (the "S&P 500®") with the exception of those companies included in the Information Technology Sector. The S&P 500® is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization and financial viability. The Index is constructed and maintained by S&P Dow Jones LLC.

Allocation of Portfolio Holdings & Index Composition as of 5/31/23

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Amazon.com, Inc.	3.4%
Alphabet, Inc., Class A	2.4%
Berkshire Hathaway, Inc., Class B	2.3%
Alphabet, Inc., Class C	2.2%
Tesla, Inc.	2.1%

S&P 500 Ex-Information Technology Index – Composition

% of Index
Health Care	20.7%
Financials	15.8%
Consumer Discretionary	14.1%
Industrials	11.5%
Communication Services	10.1%
Consumer Staples	9.5%
Energy	7.0%
Utilities	4.1%
Materials	3.6%
Real Estate	3.6%

XXII :: NOVEMBER 30, 2022 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares S&P Global Core Battery Metals ETF (Ticker: ION)

ProShares S&P Global Core Battery Metals ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the S&P Global Core Battery Metals Index (the "Index"). The Index measures the performance of companies in the S&P Global Broad Market Index (a global total market index which includes small, mid, and large capitalization companies listed for trading in developed and emerging market countries) that are engaged in the mining of battery metals. The Index consists of companies that had (i) positive total revenue and (ii) positive production value from, in aggregate, the mining of lithium, nickel and cobalt during the previous year. The Index is constructed and maintained by S&P Dow Jones Indices LLC.

Allocation of Portfolio Holdings & Index Composition as of 11/30/22

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Allkem Ltd.	4.4%
Ganfeng Lithium Group Co. Ltd.	4.4%
IGO Ltd.	4.3%
Pilbara Minerals Ltd.	4.2%
Vale Indonesia Tbk. PT	4.1%

S&P Global Core Battery Metals
Index – Composition

% of Index
Metals & Mining	86.4%
Chemicals	11.3%
Trading Companies & Distributors	1.5%
Construction & Engineering	0.8%

S&P Global Core Battery Metals
Index – Country

% of Index
Australia	21.9%
China	13.6%
South Africa	12.6%
Others	10.7%
Indonesia	9.8%
Canada	7.7%
United States	7.3%
Japan	5.6%
France	4.0%
Chile	4.0%
Brazil	2.8%

ProShares S&P Kensho Cleantech ETF (Ticker: CTEX)

ProShares S&P Kensho Cleantech ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the S&P Kensho Cleantech Index (the "Index"). The Index selects companies focused on building the technologies or products that enable the generation of clean energy, such as solar, wind, geothermal, hydrogen, and hydroelectric. The Index includes companies focused on building technologies or products that enable generation of energy in a clean manner. The Index is constructed and maintained by S&P Dow Jones Indices LLC.

Allocation of Portfolio Holdings & Index Composition as of 11/30/22

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Tesla, Inc.	4.0%
TPI Composites, Inc.	3.9%
Sunrun, Inc.	3.9%
Daqo New Energy Corp. (ADR)	3.9%
JinkoSolar Holding Co. Ltd. (ADR)	3.9%

S&P Kensho Cleantech
Index – Composition

% of Index
Industrials	53.5%
Information Technology	32.7%
Utilities	7.8%
Consumer Discretionary	6.0%

S&P Kensho Cleantech
Index – Country

% of Index
United States	82.1%
China	6.0%
Canada	5.8%
Singapore	5.2%
India	0.9%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2022 (UNAUDITED) :: XXIII

ProShares S&P Kensho Smart Factories ETF (Ticker: MAKX)

ProShares S&P Kensho Smart Factories ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the S&P Kensho Smart Factories Index (the "Index"). The Index selects companies focused on building the technology empowering the digitalization of manufacturing activities. The Index includes companies focused on products and services that enable factory digitalization. The Index is constructed and maintained by S&P Dow Jones Indices LLC.

Allocation of Portfolio Holdings & Index Composition as of 11/30/22

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
3D Systems Corp.	5.8%
ABB Ltd. (ADR)	5.0%
Cognex Corp.	4.9%
Emerson Electric Co.	4.9%
Rockwell Automation, Inc.	4.9%

S&P Kensho Smart Factories
Index – Composition

% of Index
Information Technology	66.5%
Industrials	27.5%
Communication Services	6.0%

S&P Kensho Smart Factories
Index – Country

% of Index
United States	80.2%
Switzerland	5.0%
South Korea	4.3%
Germany	3.1%
Israel	3.0%
China	2.7%
Turkey	1.7%

ProShares S&P MidCap 400® Dividend Aristocrats ETF (Ticker: REGL)

ProShares S&P MidCap 400® Dividend Aristocrats ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the S&P MidCap 400® Dividend Aristocrats Index (the "Index"). The Index, constructed and maintained by S&P Dow Jones Indices LLC, targets companies that are currently members of the S&P MidCap 400® Index, and have increased dividend payments each year for at least 15 years. The Index contains a minimum of 40 stocks which are equally weighted. No single sector is allowed to comprise more than 30% of the Index weight.

Allocation of Portfolio Holdings & Index Composition as of 11/30/22

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
RenaissanceRe Holdings Ltd.	2.6%
SEI Investments Co.	2.5%
Ryder System, Inc.	2.5%
John Wiley & Sons, Inc., Class A	2.4%
Polaris, Inc.	2.4%

S&P MidCap 400 Dividend Aristocrats Index – Composition

% of Index
Financials	25.3%
Utilities	21.7%
Industrials	19.0%
Materials	12.9%
Consumer Staples	8.7%
Consumer Discretionary	6.4%
Communication Services	2.3%
Real Estate	2.2%
Health Care	1.5%

XXIV :: NOVEMBER 30, 2022 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares S&P Technology Dividend Aristocrats ETF (Ticker: TDV)

ProShares S&P Technology Dividend Aristocrats ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the S&P® Technology Dividend Aristocrats® Index (the "Index"). The Index, constructed and maintained by S&P Dow Jones Indices LLC, targets companies from the U.S. technology sector and select U.S. technology-related companies from the communication services and consumer discretionary sectors. To be included in the Index, a company must have increased dividend payments each year for at least 7 years, its shares must be listed on a U.S. national securities exchange, and it must meet certain minimum liquidity requirements.

Allocation of Portfolio Holdings & Index Composition as of 11/30/22

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
KLA Corp.	3.1%
Microchip Technology, Inc.	2.9%
Lam Research Corp.	2.9%
Broadcom, Inc.	2.8%
Power Integrations, Inc.	2.7%

S&P Technology Dividend Aristocrats Index – Composition

% of Index
Information Technology	95.8%
Communication Services	2.2%
Consumer Discretionary	2.0%

ProShares Short Bitcoin Strategy ETF (Ticker: BITI)

ProShares Short Bitcoin Strategy ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1X) of the return of the S&P CME Bitcoin Futures Index (the "Index") for a single day, not for any other period. The Fund does not invest directly in bitcoin nor does it directly short bitcoin. Instead, the Fund seeks to benefit from decreases in the price of bitcoin futures contracts for a single day. The Fund expects to gain exposure to these investments by investing a portion of its assets in the ProShares Cayman Bitcoin Inverse Strategy Portfolio, a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the "Subsidiary"). Unlike the Fund, the Subsidiary is not an investment company registered under the Investment Company Act of 1940. The Fund's investment in the Subsidiary is intended to provide the Fund with exposure to commodity markets in accordance with applicable rules and regulations. The Fund will generally limit investments in the Subsidiary to 25% but it may exceed that amount if the Advisor believes doing so is in the best interest of the Fund, such as to help achieve the Fund's investment objective or increase the tax efficiency of the Fund.

The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index measures the performance of the front-month bitcoin futures contract trading on the Chicago Mercantile Exchange. The Index is constructed from futures contracts and includes a provision for the replacement of the Index futures contracts as the contracts approach maturity, often referred to as "rolling" a futures contract.

Allocation of Portfolio Holdings & Index Composition as of 11/30/22

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(100%)
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P CME Bitcoin Futures Index – Composition

% of Index
Bitcoin Futures	100%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2022 (UNAUDITED) :: XXV

ProShares Smart Materials ETF (Ticker: TINT)

ProShares Smart Materials ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the Solactive Smart Materials Index (the "Index"). The Index selects companies focused on making or applying industrial innovations which allow for improved products, processes, or techniques through advanced, responsive, or intelligent materials. The Index is constructed and maintained by Solactive AG.

Allocation of Portfolio Holdings & Index Composition as of 11/30/22

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
DuPont de Nemours, Inc.	4.9%
Applied Materials, Inc.	4.9%
Ingevity Corp.	4.8%
PPG Industries, Inc.	4.7%
Akzo Nobel NV	4.6%

Solactive Smart Materials
Index – Composition

% of Index
Materials	71.0%
Information Technology	19.5%
Industrials	9.5%

Solactive Smart Materials
Index – Country

% of Index
United States	57.7%
South Korea	14.2%
France	8.3%
Netherlands	4.6%
Japan	4.4%
Switzerland	4.4%
Belgium	4.3%
Singapore	1.4%
Canada	0.7%

ProShares Supply Chain Logistics ETF (Ticker: SUPL)

ProShares Supply Chain Logistics ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the FactSet Supply Chain Logistics Index (the "Index"). The Index consists of companies involved in the supply chain logistics required to move raw materials, intermediate goods, and finished products around the globe. Supply chain logistics includes activities such as the provision of logistics support, logistics software, rail and air freight, trucking, and sea shipping. The Index is owned and administered by FactSet Research Systems, Inc.

Allocation of Portfolio Holdings & Index Composition as of 11/30/22

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99%
Total Exposure	99%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Old Dominion Freight Line, Inc.	5.5%
Canadian Pacific Railway Ltd.	5.4%
Expeditors International of Washington, Inc.	5.2%
United Parcel Service, Inc., Class B	5.1%
CSX Corp.	5.0%

FactSet Supply Chain Logistics
Index – Composition

% of Index
Industrials	95.6%
Information Technology	4.4%

FactSet Supply Chain Logistics
Index – Country

% of Index
United States	44.3%
Canada	8.0%
Others	7.7%
China	7.5%
Japan	5.3%
Australia	4.9%
Denmark	4.8%
Germany	4.8%
Taiwan	4.7%
Spain	4.4%
Switzerland	3.6%

XXVI :: NOVEMBER 30, 2022 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

EXPENSE EXAMPLES

PROSHARES TRUST EXPENSE EXAMPLES (UNAUDITED) :: XXVII

As a shareholder, you incur two types of costs: (1) transaction costs for purchasing and selling shares and (2) ongoing costs, including advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses

The actual expense examples are based on an investment of $1,000 invested at the beginning of a six-month period and held through the period ended, November 30, 2022.

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 =8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The hypothetical expense examples are based on an investment of $1,000 invested at the beginning of a six month period and held through the period ended, November 30, 2022.

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as brokerage charges. Therefore, the second line for each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transaction costs were included, your costs would have been higher.

	Beginning Account Value 6/1/2022	Ending Account Value 11/30/22	Expenses Paid During the Period*	Annualized Expense Ratio During Period
Big Data Refiners ETF
Actual	$1,000.00	$915.40	$2.78	0.58%
Hypothetical	$1,000.00	$1,022.16	$2.94	0.58%
Bitcoin Strategy ETF
Actual	$1,000.00	$543.30	$3.71	0.96%
Hypothetical	$1,000.00	$1,020.26	$4.86	0.96%
Decline of the Retail Store ETF
Actual	$1,000.00	$863.90	$3.04	0.65%
Hypothetical	$1,000.00	$1,021.81	$3.29	0.65%
DJ Brookfield Global Infrastructure ETF
Actual	$1,000.00	$942.20	$2.19	0.45%
Hypothetical	$1,000.00	$1,022.81	$2.28	0.45%
Equities for Rising Rates ETF
Actual	$1,000.00	$1,016.70	$1.77	0.35%
Hypothetical	$1,000.00	$1,023.31	$1.78	0.35%
Global Listed Private Equity ETF
Actual	$1,000.00	$935.00	$2.91	0.60%
Hypothetical	$1,000.00	$1,022.06	$3.04	0.60%
Hedge Replication ETF
Actual	$1,000.00	$995.00	$4.75	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
High Yield-Interest Rate Hedged
Actual	$1,000.00	$1,005.80	$2.51	0.50%
Hypothetical	$1,000.00	$1,022.56	$2.54	0.50%

XXVIII :: EXPENSE EXAMPLES (UNAUDITED) PROSHARES TRUST

	Beginning Account Value 6/1/2022	Ending Account Value 11/30/22	Expenses Paid During the Period*	Annualized Expense Ratio During Period
Inflation Expectations ETF
Actual	$1,000.00	$1,019.50	$1.52	0.30%
Hypothetical	$1,000.00	$1,023.56	$1.52	0.30%
Investment Grade-Interest Rate Hedged
Actual	$1,000.00	$1,015.00	$1.52	0.30%
Hypothetical	$1,000.00	$1,023.56	$1.52	0.30%
K-1 Free Crude Oil Strategy ETF
Actual	$1,000.00	$836.60	$3.41	0.74%
Hypothetical	$1,000.00	$1,021.36	$3.75	0.74%
Large Cap Core Plus
Actual	$1,000.00	$978.40	$2.23	0.45%
Hypothetical	$1,000.00	$1,022.81	$2.28	0.45%
Long Online/Short Stores ETF
Actual	$1,000.00	$867.20	$3.04	0.65%
Hypothetical	$1,000.00	$1,021.81	$3.29	0.65%
Merger ETF
Actual	$1,000.00	$975.70	$3.71	0.75%
Hypothetical	$1,000.00	$1,021.31	$3.80	0.75%
Metaverse ETF
Actual	$1,000.00	$890.60	$2.75	0.58%
Hypothetical	$1,000.00	$1,022.16	$2.94	0.58%
MSCI EAFE Dividend Growers ETF
Actual	$1,000.00	$966.20	$2.46	0.50%
Hypothetical	$1,000.00	$1,022.56	$2.54	0.50%
MSCI Emerging Markets Dividend Growers ETF
Actual	$1,000.00	$927.40	$2.90	0.60%
Hypothetical	$1,000.00	$1,022.06	$3.04	0.60%
MSCI Europe Dividend Growers ETF
Actual	$1,000.00	$942.70	$2.68	0.55%
Hypothetical	$1,000.00	$1,022.31	$2.79	0.55%
MSCI Transformational Changes ETF
Actual	$1,000.00	$949.80	$2.20	0.45%
Hypothetical	$1,000.00	$1,022.81	$2.28	0.45%
Nanotechnology ETF
Actual	$1,000.00	$917.30	$2.79	0.58%
Hypothetical	$1,000.00	$1,022.16	$2.94	0.58%
Nasdaq-100 Dorsey Wright Momentum ETF
Actual	$1,000.00	$985.70	$2.89	0.58%
Hypothetical	$1,000.00	$1,022.16	$2.94	0.58%
On-Demand ETF
Actual	$1,000.00	$918.70	$2.79	0.58%
Hypothetical	$1,000.00	$1,022.16	$2.94	0.58%

PROSHARES TRUST EXPENSE EXAMPLES (UNAUDITED) :: XXIX

	Beginning Account Value 6/1/2022	Ending Account Value 11/30/22	Expenses Paid During the Period*	Annualized Expense Ratio During Period
Online Retail ETF
Actual	$1,000.00	$919.30	$2.79	0.58%
Hypothetical	$1,000.00	$1,022.16	$2.94	0.58%
Pet Care ETF
Actual	$1,000.00	$887.40	$2.37	0.50%
Hypothetical	$1,000.00	$1,022.56	$2.54	0.50%
Russell 2000 Dividend Growers ETF
Actual	$1,000.00	$1,062.30	$2.07	0.40%
Hypothetical	$1,000.00	$1,023.06	$2.03	0.40%
Russell U.S. Dividend Growers ETF
Actual	$1,000.00	$1,060.30	$1.81	0.35%
Hypothetical	$1,000.00	$1,023.31	$1.78	0.35%
S&P 500® Bond ETF
Actual	$1,000.00	$957.30	$0.74	0.15%
Hypothetical	$1,000.00	$1,024.32	$0.76	0.15%
S&P 500® Dividend Aristocrats ETF
Actual	$1,000.00	$1,037.60	$1.79	0.35%
Hypothetical	$1,000.00	$1,023.31	$1.78	0.35%
S&P 500® Ex-Energy ETF
Actual	$1,000.00	$991.60	$0.45	0.09%
Hypothetical	$1,000.00	$1,024.62	$0.46	0.09%
S&P 500® Ex-Financials ETF
Actual	$1,000.00	$993.80	$0.45	0.09%
Hypothetical	$1,000.00	$1,024.62	$0.46	0.09%
S&P 500® Ex-Health Care ETF
Actual	$1,000.00	$984.90	$0.45	0.09%
Hypothetical	$1,000.00	$1,024.62	$0.46	0.09%
S&P 500® Ex-Technology ETF
Actual	$1,000.00	$1,004.60	$0.45	0.09%
Hypothetical	$1,000.00	$1,024.62	$0.46	0.09%
S&P Global Core Battery Metals ETF (a)
Actual	$1,000.00	$1,026.90	$0.02	0.57%
Hypothetical	$1,000.00	$1,022.21	$2.89	0.57%
S&P Kensho Cleantech ETF
Actual	$1,000.00	$1,169.30	$3.15	0.58%
Hypothetical	$1,000.00	$1,022.16	$2.94	0.58%
S&P Kensho Smart Factories ETF
Actual	$1,000.00	$1,011.90	$2.93	0.58%
Hypothetical	$1,000.00	$1,022.16	$2.94	0.58%
S&P MidCap 400® Dividend Aristocrats ETF
Actual	$1,000.00	$1,055.90	$2.06	0.40%
Hypothetical	$1,000.00	$1,023.06	$2.03	0.40%
XXX :: EXPENSE EXAMPLES (UNAUDITED) PROSHARES TRUST

	Beginning Account Value 6/1/2022	Ending Account Value 11/30/22	Expenses Paid During the Period*	Annualized Expense Ratio During Period
S&P Technology Dividend Aristocrats ETF
Actual	$1,000.00	$1,020.40	$2.28	0.45%
Hypothetical	$1,000.00	$1,022.81	$2.28	0.45%
Short Bitcoin Strategy ETF (a)
Actual	$1,000.00	$965.30	$4.17	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Smart Materials ETF
Actual	$1,000.00	$869.90	$2.72	0.58%
Hypothetical	$1,000.00	$1,022.16	$2.94	0.58%
Supply Chain Logistics ETF
Actual	$1,000.00	$927.90	$2.80	0.58%
Hypothetical	$1,000.00	$1,022.16	$2.94	0.58%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 183/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

(a)  The Fund commenced operations on November 29, 2022. Actual Expenses Paid During the Period are equal to the Fund's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 1 divided by 365 (to reflect the actual days in the period). Hypothetical Expenses Paid During the Period are equal to the Fund's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 183 divided by 365 (to reflect the one-half year period).

(b)  The Fund commenced operations on June 19, 2022. Actual Expenses Paid During the Period are equal to the Fund's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 163 divided by 365 (to reflect the actual days in the period). Hypothetical Expenses Paid During the Period are equal to the Fund's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 183 divided by 365 (to reflect the one-half year period).

PROSHARES TRUST EXPENSE EXAMPLES (UNAUDITED) :: XXXI

This page intentionally left blank.

SCHEDULE OF PORTFOLIO INVESTMENTS

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2022 (UNAUDITED) :: 1

Investments	Shares	Value
Common Stocks — 99.8%
Commercial Services & Supplies — 0.5%
Sato Holdings Corp.	574	$8,122
Communications Equipment — 3.6%
NetScout Systems, Inc.*	1,595	59,462
Diversified Consumer Services — 0.8%
2U, Inc.*	1,639	13,161
Electronic Equipment, Instruments & Components — 4.3%
Zebra Technologies Corp., Class A*	264	71,354
IT Services — 9.1%
Appen Ltd.	2,415	4,376
MongoDB, Inc.*	323	49,319
Snowflake, Inc., Class A*	680	97,172
		150,867
Software — 81.5%
Alteryx, Inc., Class A*	1,281	57,453
AvePoint, Inc.*	2,315	10,927
Braze, Inc., Class A*	664	17,065
CommVault Systems, Inc.*	976	64,416
Confluent, Inc., Class A*	2,615	60,223
Datadog, Inc., Class A*	837	63,428
Domo, Inc., Class B*	648	9,266
Dynatrace, Inc.*	2,155	83,506
Elastic NV*	1,243	76,059
Enghouse Systems Ltd.	962	22,242
Five9, Inc.*	872	55,904
Informatica, Inc., Class A*(a)	2,434	41,816
InterDigital, Inc.	673	33,764
LivePerson, Inc.*	1,547	18,162
MicroStrategy, Inc., Class A*(a)	209	41,401
New Relic, Inc.*	1,315	73,995
Nice Ltd.*	445	84,388
Nutanix, Inc., Class A*	4,950	139,887
Palantir Technologies, Inc., Class A*	9,877	74,078
PowerSchool Holdings, Inc., Class A*	962	19,634
SolarWinds Corp.*	818	7,149
Splunk, Inc.*	837	65,018
Sumo Logic, Inc.*	1,993	15,147
Teradata Corp.*	2,273	77,623
Tyler Technologies, Inc.*	247	84,657
Verint Systems, Inc.*	1,411	55,495
		1,352,703
Total Common Stocks (Cost $2,669,237)		1,655,669
Investments	Shares	Value
Securities Lending Reinvestments (b) — 2.2%
Investment Companies — 2.2%
BlackRock Liquidity FedFund, Institutional Class 3.55% (Cost $36,779)	36,779	$36,779
Total Investments — 102.0% (Cost $2,706,016)		1,692,448
Liabilities in excess of other assets — (2.0%)		(32,693)
Net Assets — 100.0%		$1,659,755

*  Non-income producing security.

(a)  The security or a portion of this security is on loan at November 30, 2022. The total value of securities on loan at November 30, 2022 was $39,239, collateralized in the form of cash with a value of $36,779 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $19 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 6.25%, and maturity dates ranging from December 8, 2022 - November 15, 2051. The total value of collateral is $36,798.

(b)  The security was purchased with cash collateral held from securities on loan at November 30, 2022. The total value of securities purchased was $36,779.

Abbreviations

As of November 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$25,622
Aggregate gross unrealized depreciation	(1,051,260)
Net unrealized depreciation	$(1,025,638)
Federal income tax cost	$2,718,086

See accompanying notes to the financial statements.

2 :: DAT BIG DATA REFINERS ETF :: NOVEMBER 30, 2022 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Big Data Refiners ETF invested, as a percentage of net assets, in the following countries as of November 30, 2022:

United States	92.6%
Israel	5.1%
Canada	1.3%
Japan	0.5%
Australia	0.3%
Other[a]	0.2%
100.0%

a  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2022 (UNAUDITED) :: BIG DATA REFINERS ETF DAT :: 3

Investments	Principal Amount	Value
Short-Term Investments — 47.4%
U.S. Treasury Obligations — 47.4%
U.S. Treasury Bills 4.15%, 2/16/2023 (a) (Cost $272,581,050)	$275,000,000	$272,575,952
Total Investments — 47.4% (Cost $272,581,050)		272,575,952
Other assets less liabilities — 52.6%		301,881,620
Net Assets — 100.0%		$574,457,572

(a)  The rate shown was the current yield as of November 30, 2022.

As of November 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,952,351
Aggregate gross unrealized depreciation	(20,950,012)
Net unrealized depreciation	$(11,997,661)
Federal income tax cost	$272,581,050

Futures Contracts Purchased

Bitcoin Strategy ETF had the following open long futures contracts as of November 30, 2022:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
CME Bitcoin Futures	4,935	12/30/2022	USD	$421,449,000	$(20,944,914)
CME Bitcoin Futures	1,800	1/27/2023	USD	152,865,000	8,952,351
					$(11,992,563)

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

4 :: BITO BITCOIN STRATEGY ETF :: NOVEMBER 30, 2022 (UNAUDITED) :: CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 77.5%
Repurchase Agreements (a) — 77.5%
Repurchase Agreements with various counterparties, rates 3.40% - 3.80%, dated 11/30/2022, due 12/1/2022, total to be received $11,872,243 (Cost $11,871,003)	$11,871,003	$11,871,003
Total Investments — 77.5% (Cost $11,871,003)		11,871,003
Other assets less liabilities — 22.5%		3,455,271
Net Assets — 100.0%		$15,326,274

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(2,338,951)
Net unrealized depreciation	$(2,338,951)
Federal income tax cost	$11,871,003

Swap Agreementsa

Decline of the Retail Store ETF had the following open non-exchange traded total return swap agreements as of November 30, 2022:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Reference Instrument	Value and Unrealized Depreciation[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
(9,018,228)	11/6/2023	BNP Paribas SA	(3.78)%	Solactive- ProShares Bricks and Mortar Retail Store Index	(1,693,094)	—	1,693,094	—
(222,404)	3/7/2023	Goldman Sachs International	(2.83)%	Solactive- ProShares Bricks and Mortar Retail Store Index	(18,703)	—	18,703	—
(739,117)	3/7/2023	Societe Generale	(3.08)%	Solactive- ProShares Bricks and Mortar Retail Store Index	(614)	—	614	—
(5,342,711)	3/6/2024	UBS AG	(3.58)%	Solactive- ProShares Bricks and Mortar Retail Store Index	(626,540)	—	626,540	—
(15,322,460)					(2,338,951)
				Total Unrealized Depreciation	(2,338,951)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2022 (UNAUDITED) :: DECLINE OF THE RETAIL STORE ETF EMTY :: 5

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

6 :: EMTY DECLINE OF THE RETAIL STORE ETF :: NOVEMBER 30, 2022 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Shares	Value
Common Stocks — 90.8%
Construction & Engineering — 6.3%
Ferrovial SA	82,905	$2,208,536
MDU Resources Group, Inc.	23,681	745,715
Vinci SA	89,381	8,986,614
		11,940,865
Diversified Telecommunication Services — 2.8%
Cellnex Telecom SA (a)	94,834	3,217,107
China Tower Corp. Ltd., Class H (a)	7,638,379	821,442
Helios Towers plc*	72,466	100,528
Infrastrutture Wireless Italiane SpA (a)	58,495	578,142
RAI Way SpA (a)	15,041	82,093
Vantage Towers AG (b)	14,935	508,513
		5,307,825
Electric Utilities — 9.5%
Edison International	44,856	2,990,101
Elia Group SA/NV	5,986	847,148
Eversource Energy	40,742	3,375,882
Fortis, Inc.	79,556	3,201,994
Hydro One Ltd. (a)	52,735	1,474,847
PG&E Corp.*	189,324	2,972,387
Red Electrica Corp. SA	71,938	1,257,252
Terna — Rete Elettrica Nazionale	233,828	1,778,679
		17,898,290
Equity Real Estate Investment Trusts (REITs) — 12.2%
American Tower Corp.	54,750	12,113,437
Crown Castle, Inc.	50,926	7,202,464
SBA Communications Corp.	12,685	3,796,621
		23,112,522
Gas Utilities — 9.1%
APA Group	196,081	1,489,277
Atmos Energy Corp.	16,448	1,977,050
Beijing Enterprises Holdings Ltd.	78,925	249,579
Brookfield Infrastructure Corp., Class A	16,005	750,291
Chesapeake Utilities Corp.	2,061	246,764
China Gas Holdings Ltd.	489,832	621,466
China Resources Gas Group Ltd.	148,581	523,109
Enagas SA	40,730	730,270
ENN Energy Holdings Ltd.	125,889	1,764,810
Hong Kong & China Gas Co. Ltd.	1,798,614	1,528,981
Italgas SpA	80,079	467,066
Kunlun Energy Co. Ltd.	655,758	503,722
Naturgy Energy Group SA	30,617	853,212
New Jersey Resources Corp.	11,177	556,056
Northwest Natural Holding Co.	4,064	203,647
ONE Gas, Inc.	6,273	545,437
Snam SpA	340,706	1,725,894
Investments	Shares	Value
Common Stocks (continued)
Southwest Gas Holdings, Inc.	7,181	$491,611
Spire, Inc.	6,120	453,492
Toho Gas Co. Ltd.	16,305	317,740
Tokyo Gas Co. Ltd.	68,161	1,246,830
Towngas Smart Energy Co. Ltd.	182,435	82,681
		17,328,985
Media — 0.3%
Eutelsat Communications SA	27,345	216,402
SES SA, ADR	63,114	431,625
		648,027
Multi-Utilities — 11.8%
ACEA SpA	6,725	92,024
CenterPoint Energy, Inc.	74,024	2,302,886
Consolidated Edison, Inc.	41,696	4,087,876
National Grid plc	644,192	7,876,704
NiSource, Inc.	47,289	1,321,255
NorthWestern Corp.	6,541	382,060
Sempra Energy	36,957	6,141,884
Unitil Corp.	1,911	104,761
		22,309,450
Oil, Gas & Consumable Fuels — 25.3%
Antero Midstream Corp.	38,989	441,745
Cheniere Energy, Inc.	29,374	5,151,025
Enbridge, Inc.	336,498	13,896,194
EnLink Midstream LLC*	29,025	373,261
Gibson Energy, Inc.	24,145	438,151
Hess Midstream LP, Class A	5,247	163,864
Keyera Corp.	36,397	847,996
Kinder Morgan, Inc.	233,141	4,457,656
Koninklijke Vopak NV	10,741	315,753
New Fortress Energy, Inc.	5,601	285,091
ONEOK, Inc.	52,543	3,516,178
Pembina Pipeline Corp.	92,273	3,368,789
Plains GP Holdings LP, Class A*	22,601	299,011
Targa Resources Corp.	26,640	1,981,750
TC Energy Corp.	168,170	7,451,163
Williams Cos., Inc. (The)	143,286	4,972,024
		47,959,651
Transportation Infrastructure — 8.3%
Aena SME SA*(a)	12,216	1,567,386
Aeroports de Paris*	4,546	694,211
Atlantia SpA	17,844	425,775
Atlas Arteria Ltd.	200,625	957,305
Auckland International Airport Ltd.*	200,692	1,016,787
Beijing Capital International Airport Co. Ltd., Class H*	275,399	177,348
China Merchants Port Holdings Co. Ltd.	220,489	320,108

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2022 (UNAUDITED) :: DJ BROOKFIELD GLOBAL INFRASTRUCTURE ETF TOLZ :: 7

Investments	Shares	Value
Common Stocks (continued)
COSCO SHIPPING Ports Ltd.	278,466	$209,983
Flughafen Zurich AG (Registered)*	3,167	522,116
Fraport AG Frankfurt Airport Services Worldwide*	6,100	262,984
Getlink SE	66,724	1,099,471
Grupo Aeroportuario del Centro Norte SAB de CV, ADR	5,633	391,606
Grupo Aeroportuario del Pacifico SAB de CV, ADR	5,978	971,724
Grupo Aeroportuario del Sureste SAB de CV, ADR	3,137	775,749
Hamburger Hafen und Logistik AG	3,556	42,998
Hutchison Port Holdings Trust	831,806	154,716
Japan Airport Terminal Co. Ltd.*	15,209	685,060
Jiangsu Expressway Co. Ltd., Class H	201,230	181,368
Shenzhen Expressway Corp. Ltd., Class H	100,950	84,653
Transurban Group	510,319	4,949,756
Westshore Terminals Investment Corp.	6,129	109,535
Yuexiu Transport Infrastructure Ltd.	148,322	69,310
		15,669,949
Water Utilities — 5.2%
American States Water Co.	4,352	426,453
American Water Works Co., Inc.	21,374	3,243,718
Beijing Enterprises Water Group Ltd.	767,591	203,421
California Water Service Group	6,298	408,929
China Water Affairs Group Ltd.	142,437	115,431
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	56,228	649,433
Essential Utilities, Inc.	27,780	1,340,107
Pennon Group plc	42,942	474,084
Severn Trent plc	42,101	1,376,129
SJW Group	3,142	234,676
United Utilities Group plc	113,321	1,398,581
		9,870,962
Total Common Stocks (Cost $168,655,552)		172,046,526
Master Limited Partnerships — 7.9%
Multi-Utilities — 0.7%
Brookfield Infrastructure Partners LP	37,308	1,399,423
Oil, Gas & Consumable Fuels — 7.2%
Cheniere Energy Partners LP	4,508	279,857
Crestwood Equity Partners LP	8,982	266,047
DCP Midstream LP	10,669	419,719
Energy Transfer LP	315,809	3,960,245
Enterprise Products Partners LP	171,696	4,259,778
Genesis Energy LP	13,013	137,547
Investments	Shares	Value
Master Limited Partnerships (continued)
Holly Energy Partners LP	5,306	$99,328
Magellan Midstream Partners LP	24,187	1,274,655
MPLX LP	42,851	1,456,506
NuStar Energy LP	11,440	186,815
Plains All American Pipeline LP	52,015	646,026
Western Midstream Partners LP	22,384	626,304
		13,612,827
Total Master Limited Partnerships (Cost $13,124,107)		15,012,250
Closed End Funds — 0.6%
Capital Markets — 0.6%
3i Infrastructure plc	102,740	402,439
Hicl Infrastructure plc	334,243	660,668
Total Closed End Funds (Cost $1,107,588)		1,063,107
Securities Lending Reinvestments (c) — 0.2%
Investment Companies — 0.2%
BlackRock Liquidity FedFund, Institutional Class 3.55% (Cost $461,500)	461,500	461,500
	Principal Amount
Short-Term Investments — 0.4%
Repurchase Agreements (d) — 0.4%
Repurchase Agreements with various counterparties, rates 3.40% - 3.80%, dated 11/30/2022, due 12/1/2022, total to be received $735,649 (Cost $735,570)	$735,570	735,570
Total Investments — 99.9% (Cost $184,084,317)		189,318,953
Other assets less liabilities — 0.1%		113,830
Net Assets — 100.0%		$189,432,783

*  Non-income producing security.

(a)  Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)  The security or a portion of this security is on loan at November 30, 2022. The total value of securities on loan at November 30, 2022 was $442,630, collateralized in the form of cash with a value of $461,500 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments.

See accompanying notes to the financial statements.

8 :: TOLZ DJ BROOKFIELD GLOBAL INFRASTRUCTURE ETF :: NOVEMBER 30, 2022 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

(c)  The security was purchased with cash collateral held from securities on loan at November 30, 2022. The total value of securities purchased was $461,500.

(d)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations

ADR  American Depositary Receipt

As of November 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$14,597,803
Aggregate gross unrealized depreciation	(9,739,090)
Net unrealized appreciation	$4,858,713
Federal income tax cost	$184,460,240

DJ Brookfield Global Infrastructure ETF invested, as a percentage of net assets, in the following countries as of November 30, 2022:

United States	49.1%
Canada	17.4%
United Kingdom	6.5%
France	5.8%
Spain	5.2%
Australia	3.9%
Italy	2.7%
China	2.2%
Hong Kong	1.8%
Japan	1.2%
Mexico	1.1%
New Zealand	0.5%
Belgium	0.4%
Germany	0.4%
Brazil	0.3%
Switzerland	0.3%
Luxembourg	0.2%
Netherlands	0.2%
Singapore	0.1%
Other[a]	0.7%
100.0%

a  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2022 (UNAUDITED) :: DJ BROOKFIELD GLOBAL INFRASTRUCTURE ETF TOLZ :: 9

Investments	Shares	Value
Common Stocks — 99.7%
Aerospace & Defense — 3.1%
Howmet Aerospace, Inc.	31,303	$1,179,184
Textron, Inc.	16,619	1,186,264
		2,365,448
Banks — 20.5%
Bank of America Corp.	64,120	2,426,942
Citizens Financial Group, Inc.	56,358	2,388,452
Huntington Bancshares, Inc.	146,922	2,274,353
JPMorgan Chase & Co.	18,530	2,560,475
M&T Bank Corp.	10,982	1,867,160
PNC Financial Services Group, Inc. (The)	12,959	2,180,481
Truist Financial Corp.	44,475	2,081,875
		15,779,738
Capital Markets — 9.2%
Charles Schwab Corp. (The)	26,944	2,223,958
Raymond James Financial, Inc.	19,596	2,290,772
State Street Corp.	31,844	2,537,012
		7,051,742
Chemicals — 15.3%
Albemarle Corp.	4,881	1,356,869
Celanese Corp.	14,290	1,533,317
Dow, Inc.	29,387	1,497,855
DuPont de Nemours, Inc.	19,210	1,354,497
Eastman Chemical Co.	18,170	1,573,886
LyondellBasell Industries NV, Class A	17,148	1,457,752
Mosaic Co. (The)	26,711	1,370,274
Westlake Corp.	14,859	1,599,571
		11,744,021
Communications Equipment — 3.1%
Arista Networks, Inc.*	5,718	796,517
Cisco Systems, Inc.	16,137	802,332
Motorola Solutions, Inc.	2,882	784,480
		2,383,329
Consumer Finance — 4.6%
American Express Co.	7,177	1,131,023
Capital One Financial Corp.	10,505	1,084,536
Synchrony Financial	34,346	1,290,723
		3,506,282
Containers & Packaging — 4.0%
Avery Dennison Corp.	7,935	1,534,074
International Paper Co.	40,725	1,511,712
		3,045,786
Investments	Shares	Value
Common Stocks (continued)
Diversified Telecommunication Services — 1.9%
AT&T, Inc.	42,078	$811,264
Verizon Communications, Inc.	17,000	662,660
		1,473,924
Energy Equipment & Services — 3.0%
Schlumberger Ltd.	44,949	2,317,121
Entertainment — 0.9%
Roku, Inc.*	11,445	679,490
Industrial Conglomerates — 1.8%
General Electric Co.	15,639	1,344,485
IT Services — 1.4%
FleetCor Technologies, Inc.*	5,496	1,078,315
Machinery — 3.1%
Parker-Hannifin Corp.	3,996	1,194,564
Westinghouse Air Brake Technologies Corp.	11,902	1,203,173
		2,397,737
Media — 3.2%
Charter Communications, Inc., Class A*	2,128	832,665
Comcast Corp., Class A	22,008	806,373
Liberty Broadband Corp., Class C*	8,747	794,753
		2,433,791
Metals & Mining — 2.4%
Freeport-McMoRan, Inc.	47,230	1,879,754
Oil, Gas & Consumable Fuels — 21.3%
Devon Energy Corp.	26,837	1,838,871
Hess Corp.	14,806	2,130,731
Marathon Oil Corp.	71,466	2,189,004
Marathon Petroleum Corp.	16,245	1,978,803
ONEOK, Inc.	31,493	2,107,512
Ovintiv, Inc.	35,080	1,956,061
Phillips 66	19,992	2,167,933
Valero Energy Corp.	15,102	2,017,929
		16,386,844
Wireless Telecommunication Services — 0.9%
T-Mobile US, Inc.*	4,811	728,674
Total Common Stocks (Cost $77,112,813)		76,596,481

See accompanying notes to the financial statements.

10 :: EQRR EQUITIES FOR RISING RATES ETF :: NOVEMBER 30, 2022 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 0.1%
Repurchase Agreements (a) — 0.1%
Repurchase Agreements with various counterparties, rates 3.40% - 3.80%, dated 11/30/2022, due 12/1/2022, total to be received $47,388 (Cost $47,383)	$47,383	$47,383
Total Investments — 99.8% (Cost $77,160,196)		76,643,864
Other assets less liabilities — 0.2%		150,796
Net Assets — 100.0%		$76,794,660

*  Non-income producing security.

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,547,127
Aggregate gross unrealized depreciation	(6,137,482)
Net unrealized depreciation	$(590,355)
Federal income tax cost	$77,234,219

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2022 (UNAUDITED) :: EQUITIES FOR RISING RATES ETF EQRR :: 11

Investments	Shares	Value
Common Stocks — 87.1%
Capital Markets — 70.1%
3i Group plc	83,165	$1,351,664
Ares Capital Corp.	57,571	1,131,270
AURELIUS Equity Opportunities SE & Co. KGaA	5,651	114,904
Chrysalis Investments Ltd.*	121,489	100,154
FS KKR Capital Corp.	53,965	1,071,745
Gimv NV	2,612	112,255
Goldman Sachs BDC, Inc.	19,826	307,105
Golub Capital BDC, Inc.	33,085	463,190
Hercules Capital, Inc.	25,946	367,395
IP Group plc	207,486	165,048
Main Street Capital Corp.	13,764	526,335
MidCap Financial Investment Corp.	13,184	163,350
Molten Ventures plc*	26,532	124,713
New Mountain Finance Corp.	18,359	234,444
Oaktree Specialty Lending Corp.	33,657	241,657
Onex Corp.	14,620	770,481
Prospect Capital Corp.	59,456	460,190
Ratos AB, Class B	40,270	174,281
Sixth Street Specialty Lending, Inc.	16,739	315,363
SLR Investment Corp.	9,640	142,479
		8,338,023
Diversified Financial Services — 17.0%
Compass Diversified Holdings	12,824	250,837
Eurazeo SE	8,567	533,552
Kinnevik AB, Class B*	49,454	750,391
Wendel SE	5,278	485,793
		2,020,573
Total Common Stocks (Cost $12,891,520)		10,358,596
Closed End Funds — 12.1%
Capital Markets — 12.1%
Apax Global Alpha Ltd. (a)	98,557	210,964
HBM Healthcare Investments AG Class A*	1,191	298,301
HgCapital Trust plc	86,144	377,923
Oakley Capital Investments Ltd.	31,153	158,824
Princess Private Equity Holding Ltd.	11,406	107,059
Syncona Ltd.*	134,833	279,838
Total Closed End Funds (Cost $1,447,825)		1,432,909
Investments	Principal Amount	Value
Short-Term Investments — 0.8%
Repurchase Agreements (b) — 0.8%
Repurchase Agreements with various counterparties, rates 3.40% - 3.80%, dated 11/30/2022, due 12/1/2022, total to be received $95,728 (Cost $95,718)	$95,718	$95,718
Total Investments — 100.0% (Cost $14,435,063)		11,887,223
Other assets less liabilities — 0.0%		1,085
Net Assets — 100.0%		$11,888,308

*  Non-income producing security.

(a)  Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$543,737
Aggregate gross unrealized depreciation	(3,147,773)
Net unrealized depreciation	$(2,604,036)
Federal income tax cost	$14,491,259

See accompanying notes to the financial statements.

12 :: PEX GLOBAL LISTED PRIVATE EQUITY ETF :: NOVEMBER 30, 2022 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Global Listed Private Equity ETF invested, as a percentage of net assets, in the following countries as of November 30, 2022:

United States	47.7%
United Kingdom	24.2%
France	8.6%
Sweden	7.8%
Canada	6.5%
Switzerland	2.5%
Germany	1.0%
Belgium	0.9%
Other[a]	0.8%
100.0%

a  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2022 (UNAUDITED) :: GLOBAL LISTED PRIVATE EQUITY ETF PEX :: 13

	Percentage of Net Assets	Shares	Value
Common Stocks — 16.5%
Agree Realty Corp. (Equity Real Estate Investment Trusts (REITs))	0.0%	230	$16,089
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	0.0%	126	15,586
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	0.0%	112	14,839
Atkore, Inc.* (Electrical Equipment)	0.0%	120	14,658
Cadence Bank (Banks)	0.0%	529	15,256
Celsius Holdings, Inc.* (Beverages)	0.1%	162	18,037
ChampionX Corp. (Energy Equipment & Services)	0.1%	596	18,381
Chart Industries, Inc.* (Machinery)	0.0%	107	15,300
Chord Energy Corp. (Oil, Gas & Consumable Fuels)	0.1%	121	18,456
Civitas Resources, Inc. (Oil, Gas & Consumable Fuels)	0.0%	215	14,482
Commercial Metals Co. (Metals & Mining)	0.0%	354	17,424
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	0.1%	177	17,877
EMCOR Group, Inc. (Construction & Engineering)	0.1%	143	22,151
Ensign Group, Inc. (The) (Health Care Providers & Services)	0.0%	157	14,915
Evoqua Water Technologies Corp.* (Machinery)	0.0%	343	14,917
ExlService Holdings, Inc.* (IT Services)	0.0%	95	17,784
Exponent, Inc. (Professional Services)	0.0%	148	15,305
Fabrinet* (Electronic Equipment, Instruments & Components)	0.0%	108	14,408
Glacier Bancorp, Inc. (Banks)	0.1%	325	18,817
Halozyme Therapeutics, Inc.* (Biotechnology)	0.1%	396	22,675
HealthEquity, Inc.* (Health Care Providers & Services)	0.0%	243	15,426
Helmerich & Payne, Inc. (Energy Equipment & Services)	0.0%	300	15,324
Inspire Medical Systems, Inc.* (Health Care Equipment & Supplies)	0.1%	82	19,809
Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	0.0%	267	14,477
	Percentage of Net Assets	Shares	Value
Common Stocks (continued)
Iridium Communications, Inc.* (Diversified Telecommunication Services)	0.1%	372	$19,753
Karuna Therapeutics, Inc.* (Biotechnology)	0.1%	87	20,472
Kinsale Capital Group, Inc. (Insurance)	0.1%	63	19,417
Kite Realty Group Trust (Equity Real Estate Investment Trusts (REITs))	0.0%	635	14,478
Light & Wonder, Inc.* (Hotels, Restaurants & Leisure)	0.1%	275	17,812
Matador Resources Co. (Oil, Gas & Consumable Fuels)	0.1%	329	21,832
Medpace Holdings, Inc.* (Life Sciences Tools & Services)	0.0%	74	15,532
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	0.1%	430	20,296
Murphy USA, Inc. (Specialty Retail)	0.1%	63	18,636
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	0.0%	104	16,406
Old National Bancorp (Banks)	0.0%	855	16,339
RBC Bearings, Inc.* (Machinery)	0.1%	83	19,668
RLI Corp. (Insurance)	0.0%	114	14,828
Ryman Hospitality Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	0.0%	157	14,370
Saia, Inc.* (Road & Rail)	0.1%	77	18,756
Selective Insurance Group, Inc. (Insurance)	0.0%	174	16,725
Shockwave Medical, Inc.* (Health Care Equipment & Supplies)	0.1%	104	26,374
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	0.0%	99	14,399
SM Energy Co. (Oil, Gas & Consumable Fuels)	0.0%	354	15,261
SouthState Corp. (Banks)	0.1%	219	19,239
SPS Commerce, Inc.* (Software)	0.0%	106	15,080
STAG Industrial, Inc. (Equity Real Estate Investment Trusts (REITs))	0.0%	526	17,311
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)	0.1%	195	19,367
United Bankshares, Inc. (Banks)	0.0%	381	16,341

See accompanying notes to the financial statements.

14 :: HDG HEDGE REPLICATION ETF :: NOVEMBER 30, 2022 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

	Percentage of Net Assets	Shares	Value
Common Stocks (continued)
Valley National Bancorp (Banks)	0.0%	1,257	$15,914
Wingstop, Inc. (Hotels, Restaurants & Leisure)	0.0%	87	14,399
Other Common Stocks (a)	14.5%	340,987	6,257,352
Total Common Stocks (Cost $7,015,299)			7,118,750
		No. of Rights
Rights — 0.0% (b)
Aduro Biotech, Inc., CVR*(c)(d)	0.0%	39	—
Tobira Therapeutics, Inc., CVR*(c)(d)	0.0%	10	—
Zogenix, Inc., CVR*(c)(d)	0.0%	231	157
Total Rights (Cost $99)			157
		Shares
Securities Lending Reinvestments (e) — 0.0% (b)
Investment Companies — 0.0% (b)
BlackRock Liquidity FedFund, Institutional Class 3.55% (Cost $9)	0.0%	9	9
		Principal Amount
Short-Term Investments — 79.7%
Repurchase Agreements (f) — 15.7%

Repurchase Agreements with various counterparties, rates 3.40% - 3.80%, dated 11/30/2022, due 12/1/2022, total to be received $6,782,234 (Cost $6,781,524)	$6,781,524	6,781,524
U.S. Treasury Obligations — 64.0%
U.S. Treasury Bills 4.07%, 2/2/2023 (Cost $27,603,780) (g)	27,800,000	27,617,357
Total Short-Term Investments (Cost $34,385,304)		34,398,881
Total Investments — 96.2% (Cost $41,400,711)		41,517,797
Other assets less liabilities — 3.8%		1,646,656
Net Assets — 100.0%		$43,164,453

*  Non-income producing security.

(a)  The security or a portion of this security is on loan at November 30, 2022. The total value of securities on loan at November 30, 2022 was $4,627, collateralized in the form of cash with a value of $9 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $4,707 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 5.25%, and maturity dates ranging from July 15, 2023 - May 15, 2047. The total value of collateral is $4,716.

(b)  Represents less than 0.05% of net assets.

(c)  Illiquid security.

(d)  Security fair valued as of November 30, 2022 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at November 30, 2022 amounted to $157, which represents approximately 0.00% of net assets of the Fund.

(e)  The security was purchased with cash collateral held from securities on loan at November 30, 2022. The total value of securities purchased was $9.

(f)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(g)  The rate shown was the current yield as of November 30, 2022.

Abbreviations

CVR  Contingent Value Rights — No defined expiration

As of November 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,848,681
Aggregate gross unrealized depreciation	(2,663,944)
Net unrealized depreciation	$(815,263)
Federal income tax cost	$41,588,100

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2022 (UNAUDITED) :: HEDGE REPLICATION ETF HDG :: 15

Futures Contracts Purchased

Hedge Replication ETF had the following open long futures contracts as of November 30, 2022:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
E-Mini Euro	6	12/19/2022	USD	$390,825	$20,989

Swap Agreementsa

Hedge Replication ETF had the following open non-exchange traded total return swap agreements as of November 30, 2022:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
238,777	4/10/2023	Morgan Stanley & Co. International plc	4.28%	iShares® MSCI Emerging Markets ETF[f]	(67,965)	—	54,000	(13,965)
(4,218,834)	3/7/2023	Societe Generale	(4.03)%	S&P 500® Total Return Index	(104,109)
16,979	3/7/2023	Societe Generale	4.18%	Russell 2000® Total Return Index	(117,135)
2,501,234	3/6/2024	Societe Generale	3.58%	iShares® MSCI Emerging Markets ETF[f]	97,926
3,724,213	3/7/2023	Societe Generale	4.33%	iShares® MSCI EAFE ETF[f]	(300,753)
2,023,592					(424,071)	—	424,071	—
54,711	3/7/2023	UBS AG	3.83%	Russell 2000® Total Return Index	(120,922)
2,701,530	11/6/2023	UBS AG	3.63%	iShares® MSCI Emerging Markets ETF[f]	(599,906)
4,286,818	4/8/2024	UBS AG	4.03%	iShares® MSCI EAFE ETF[f]	446,915
7,043,059					(273,913)	—	273,913	—
9,305,428					(765,949)
				Total Unrealized Appreciation	544,841
				Total Unrealized Depreciation	(1,310,790)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

f  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

16 :: HDG HEDGE REPLICATION ETF :: NOVEMBER 30, 2022 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Abbreviations

USD  U.S. Dollar

Hedge Replication ETF invested, as a percentage of net assets, in the following industries, as of November 30, 2022:

Aerospace & Defense	0.2%
Air Freight & Logistics	0.1%
Airlines	0.1%
Auto Components	0.2%
Automobiles	0.0%*
Banks	1.7%
Beverages	0.1%
Biotechnology	1.1%
Building Products	0.2%
Capital Markets	0.3%
Chemicals	0.4%
Commercial Services & Supplies	0.2%
Communications Equipment	0.2%
Construction & Engineering	0.3%
Construction Materials	0.0%*
Consumer Finance	0.1%
Containers & Packaging	0.1%
Distributors	0.0%*
Diversified Consumer Services	0.2%
Diversified Financial Services	64.1%
Diversified Telecommunication Services	0.1%
Electric Utilities	0.1%
Electrical Equipment	0.2%
Electronic Equipment, Instruments & Components	0.4%
Energy Equipment & Services	0.3%
Entertainment	0.1%
Equity Real Estate Investment Trusts (REITs)	1.0%
Food & Staples Retailing	0.1%
Food Products	0.2%
Gas Utilities	0.2%
Health Care Equipment & Supplies	0.6%
Health Care Providers & Services	0.4%
Health Care Technology	0.1%
Hotels, Restaurants & Leisure	0.4%
Household Durables	0.3%
Household Products	0.0%*
Independent Power and Renewable Electricity Producers	0.1%
Industrial Conglomerates	0.0%*
Insurance	0.3%
Interactive Media & Services	0.1%
Internet & Direct Marketing Retail	0.1%
IT Services	0.3%
Leisure Products	0.1%
Life Sciences Tools & Services	0.1%
Machinery	0.6%
Marine	0.0%*
Media	0.1%
Metals & Mining	0.3%
Mortgage Real Estate Investment Trusts (REITs)	0.2%
Multiline Retail	0.0%*

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2022 (UNAUDITED) :: HEDGE REPLICATION ETF HDG :: 17

Multi-Utilities	0.1%
Oil, Gas & Consumable Fuels	0.8%
Paper & Forest Products	0.0%*
Personal Products	0.1%
Pharmaceuticals	0.3%
Professional Services	0.3%
Real Estate Management & Development	0.1%
Road & Rail	0.1%
Semiconductors & Semiconductor Equipment	0.4%
Software	0.7%
Specialty Retail	0.4%
Technology Hardware, Storage & Peripherals	0.1%
Textiles, Apparel & Luxury Goods	0.1%
Thrifts & Mortgage Finance	0.2%
Tobacco	0.0%*
Trading Companies & Distributors	0.3%
Water Utilities	0.1%
Wireless Telecommunication Services	0.0%*
Other[a]	19.5%
100.0%

*  Amount represents less than 0.05%.

a  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

18 :: HDG HEDGE REPLICATION ETF :: NOVEMBER 30, 2022 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Corporate Bonds — 95.3%
Aerospace & Defense — 3.7%
Bombardier, Inc.
7.88%, 4/15/2027 (a)	$1,232,000	$1,203,762
Rolls-Royce plc
5.75%, 10/15/2027 (a)	436,000	414,828
Spirit AeroSystems, Inc.
7.50%, 4/15/2025 (a)	480,000	474,840
TransDigm, Inc.
6.25%, 3/15/2026 (a)	1,507,000	1,484,601
5.50%, 11/15/2027	1,074,000	1,004,190
		4,582,221
Airlines — 3.8%
Air Canada
3.88%, 8/15/2026 (a)	494,000	452,016
American Airlines, Inc.
5.50%, 4/20/2026 (a)	1,739,000	1,682,822
5.75%, 4/20/2029 (a)	683,000	633,962
Hawaiian Brand Intellectual Property Ltd.
5.75%, 1/20/2026 (a)	322,000	301,387
United Airlines, Inc.
4.38%, 4/15/2026 (a)	321,000	296,938
4.63%, 4/15/2029 (a)	1,416,000	1,252,616
		4,619,741
Auto Components — 1.8%
Allison Transmission, Inc.
3.75%, 1/30/2031 (a)	451,000	375,851
Clarios Global LP
8.50%, 5/15/2027 (a)	837,000	817,012
Icahn Enterprises LP
6.25%, 5/15/2026	921,000	901,715
5.25%, 5/15/2027	69,000	63,521
		2,158,099
Automobiles — 1.0%
Aston Martin Capital Holdings Ltd.
10.50%, 11/30/2025 (a)(b)	483,000	464,951
Ford Motor Co.
3.25%, 2/12/2032	1,042,000	827,299
		1,292,250
Building Products — 1.2%
Builders FirstSource, Inc.
4.25%, 2/1/2032 (a)	541,000	438,823
Smyrna Ready Mix Concrete LLC
6.00%, 11/1/2028 (a)	425,000	378,250
Standard Industries, Inc.
4.38%, 7/15/2030 (a)	281,000	230,420
3.38%, 1/15/2031 (a)	554,000	425,077
		1,472,570
Investments	Principal Amount	Value
Corporate Bonds (continued)
Capital Markets — 2.2%
Coinbase Global, Inc.
3.63%, 10/1/2031 (a)	$967,000	$510,092
Compass Group Diversified Holdings LLC
5.25%, 4/15/2029 (a)	558,000	487,826
MSCI, Inc.
4.00%, 11/15/2029 (a)	1,350,000	1,192,091
3.88%, 2/15/2031 (a)	648,000	562,969
		2,752,978
Chemicals — 1.0%
SCIH Salt Holdings, Inc.
4.88%, 5/1/2028 (a)	443,000	391,395
Tronox, Inc.
4.63%, 3/15/2029 (a)	432,000	345,844
WR Grace Holdings LLC
5.63%, 8/15/2029 (a)	651,000	536,710
		1,273,949
Commercial Services & Supplies — 3.4%
Allied Universal Holdco LLC
6.63%, 7/15/2026 (a)	1,185,000	1,125,750
Aramark Services, Inc.
6.38%, 5/1/2025 (a)	11,000	10,918
5.00%, 2/1/2028 (a)	942,000	879,950
Madison IAQ LLC
5.88%, 6/30/2029 (a)	370,000	271,810
Neptune Bidco US, Inc.
9.29%, 4/15/2029 (a)	500,000	480,330
Prime Security Services Borrower LLC
5.75%, 4/15/2026 (a)	883,000	865,773
Vericast Corp.
11.00%, 9/15/2026 (a)	522,000	538,965
		4,173,496
Communications Equipment — 1.0%
Avaya, Inc.
6.13%, 9/15/2028 (a)	488,000	213,858
CommScope, Inc.
6.00%, 3/1/2026 (a)	824,000	795,325
4.75%, 9/1/2029 (a)	214,000	179,225
		1,188,408
Consumer Finance — 1.7%
Curo Group Holdings Corp.
7.50%, 8/1/2028 (a)	110,000	45,100
Ford Motor Credit Co. LLC
3.38%, 11/13/2025	873,000	805,456
OneMain Finance Corp.
6.13%, 3/15/2024	804,000	784,141
7.13%, 3/15/2026	268,000	259,637

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2022 (UNAUDITED) :: HIGH YIELD—INTEREST RATE HEDGED HYHG :: 19

Investments	Principal Amount	Value
Corporate Bonds (continued)
VistaJet Malta Finance plc
6.38%, 2/1/2030 (a)	$257,000	$209,455
		2,103,789
Containers & Packaging — 2.3%
Ardagh Metal Packaging Finance USA LLC
4.00%, 9/1/2029 (a)	531,000	424,800
Ardagh Packaging Finance plc
4.13%, 8/15/2026 (a)	579,000	509,520
Ball Corp.
2.88%, 8/15/2030	693,000	554,159
Clydesdale Acquisition Holdings, Inc.
8.75%, 4/15/2030 (a)	457,000	410,843
Pactiv Evergreen Group Issuer, Inc.
4.00%, 10/15/2027 (a)	510,000	445,959
Trivium Packaging Finance BV
5.50%, 8/15/2026 (a)(c)	467,000	436,627
		2,781,908
Diversified Financial Services — 1.3%
Jefferies Finance LLC
5.00%, 8/15/2028 (a)	416,000	345,991
Midcap Financial Issuer Trust
6.50%, 5/1/2028 (a)	394,000	343,765
MPH Acquisition Holdings LLC
5.75%, 11/1/2028 (a)(b)	791,000	555,678
Verscend Escrow Corp.
9.75%, 8/15/2026 (a)	418,000	418,096
		1,663,530
Diversified Telecommunication Services — 6.9%
Altice France SA
5.13%, 7/15/2029 (a)	1,223,000	948,718
5.50%, 10/15/2029 (a)	600,000	473,203
CCO Holdings LLC
4.75%, 3/1/2030 (a)	916,000	785,972
4.25%, 2/1/2031 (a)	1,428,000	1,159,250
Frontier Communications Holdings LLC
5.00%, 5/1/2028 (a)	1,357,000	1,220,296
Iliad Holding SASU
6.50%, 10/15/2026 (a)	491,000	466,902
Intelsat Jackson Holdings SA
6.50%, 3/15/2030 (a)	1,000,000	919,800
Level 3 Financing, Inc.
4.25%, 7/1/2028 (a)	817,000	639,499
Virgin Media Secured Finance plc
5.50%, 5/15/2029 (a)	423,000	385,987
Windstream Escrow LLC
7.75%, 8/15/2028 (a)	497,000	433,009
Investments	Principal Amount	Value
Corporate Bonds (continued)
Zayo Group Holdings, Inc.
4.00%, 3/1/2027 (a)	$1,395,000	$999,197
6.13%, 3/1/2028 (a)	38,000	20,615
		8,452,448
Electric Utilities — 1.8%
NRG Energy, Inc.
3.63%, 2/15/2031 (a)	27,000	21,590
3.88%, 2/15/2032 (a)	629,000	505,650
PG&E Corp.
5.00%, 7/1/2028	64,000	58,400
5.25%, 7/1/2030	672,000	608,187
Vistra Operations Co. LLC
5.63%, 2/15/2027 (a)	625,000	604,172
5.00%, 7/31/2027 (a)	406,000	381,111
		2,179,110
Electrical Equipment — 0.3%
Sensata Technologies BV
4.00%, 4/15/2029 (a)	489,000	425,249
Energy Equipment & Services — 0.5%
Weatherford International Ltd.
8.63%, 4/30/2030 (a)	691,000	662,669
Entertainment — 1.0%
Lions Gate Capital Holdings LLC
5.50%, 4/15/2029 (a)	498,000	323,700
Live Nation Entertainment, Inc.
6.50%, 5/15/2027 (a)	470,000	470,947
ROBLOX Corp.
3.88%, 5/1/2030 (a)	462,000	377,812
		1,172,459
Equity Real Estate Investment Trusts (REITs) — 2.6%
Iron Mountain, Inc.
5.25%, 7/15/2030 (a)	117,000	105,300
4.50%, 2/15/2031 (a)	948,000	793,666
SBA Communications Corp.
3.88%, 2/15/2027	26,000	23,750
3.13%, 2/1/2029	1,297,000	1,082,768
Uniti Group LP
7.88%, 2/15/2025 (a)	796,000	799,558
6.50%, 2/15/2029 (a)	600,000	440,070
		3,245,112
Food & Staples Retailing — 1.8%
Albertsons Cos., Inc.
4.63%, 1/15/2027 (a)	209,000	193,093
3.50%, 3/15/2029 (a)	914,000	761,383

See accompanying notes to the financial statements.

20 :: HYHG HIGH YIELD—INTEREST RATE HEDGED :: NOVEMBER 30, 2022 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Corporate Bonds (continued)
Performance Food Group, Inc.
5.50%, 10/15/2027 (a)	$827,000	$799,899
US Foods, Inc.
6.25%, 4/15/2025 (a)	488,000	488,024
		2,242,399
Food Products — 1.2%
Darling Ingredients, Inc.
6.00%, 6/15/2030 (a)	266,000	259,401
Post Holdings, Inc.
4.63%, 4/15/2030 (a)	548,000	473,691
4.50%, 9/15/2031 (a)	884,000	746,980
		1,480,072
Health Care Equipment & Supplies — 2.1%
Avantor Funding, Inc.
4.63%, 7/15/2028 (a)	387,000	351,164
Medline Borrower LP
3.88%, 4/1/2029 (a)	1,501,000	1,279,602
5.25%, 10/1/2029 (a)(b)	1,190,000	969,850
		2,600,616
Health Care Providers & Services — 4.6%
Community Health Systems, Inc.
8.00%, 3/15/2026 (a)	1,076,000	993,029
5.63%, 3/15/2027 (a)	516,000	437,976
DaVita, Inc.
4.63%, 6/1/2030 (a)	1,314,000	1,052,770
3.75%, 2/15/2031 (a)	687,000	500,629
RegionalCare Hospital Partners Holdings, Inc.
9.75%, 12/1/2026 (a)	548,000	436,433
Select Medical Corp.
6.25%, 8/15/2026 (a)	469,000	450,693
Tenet Healthcare Corp.
4.88%, 1/1/2026 (a)	1,220,000	1,157,755
6.13%, 10/1/2028 (a)	772,000	680,306
		5,709,591
Health Care Technology — 0.6%
IQVIA, Inc.
5.00%, 5/15/2027 (a)(b)	790,000	754,450
Hotels, Restaurants & Leisure — 9.2%
1011778 BC ULC
3.88%, 1/15/2028 (a)	1,056,000	940,718
4.00%, 10/15/2030 (a)	1,770,000	1,477,950
Caesars Entertainment, Inc.
6.25%, 7/1/2025 (a)	767,000	757,652
8.13%, 7/1/2027 (a)(b)	1,076,000	1,080,218
Carnival Corp.
5.75%, 3/1/2027 (a)	1,367,000	1,029,291
4.00%, 8/1/2028 (a)	1,174,000	974,420
Investments	Principal Amount	Value
Corporate Bonds (continued)
CDI Escrow Issuer, Inc.
5.75%, 4/1/2030 (a)	$500,000	$455,000
Cedar Fair LP
5.50%, 5/1/2025 (a)	455,000	453,553
Fertitta Entertainment LLC
4.63%, 1/15/2029 (a)	4,000	3,513
6.75%, 1/15/2030 (a)(b)	739,000	622,460
Hilton Domestic Operating Co., Inc.
4.00%, 5/1/2031 (a)	293,000	245,933
3.63%, 2/15/2032 (a)	1,024,000	831,841
Mohegan Gaming & Entertainment
8.00%, 2/1/2026 (a)	463,000	429,433
NCL Corp. Ltd.
5.88%, 3/15/2026 (a)	871,000	714,420
Royal Caribbean Cruises Ltd.
11.50%, 6/1/2025 (a)	464,000	497,060
5.50%, 4/1/2028 (a)	730,000	595,862
Yum! Brands, Inc.
3.63%, 3/15/2031	210,000	175,088
		11,284,412
Independent Power and Renewable Electricity Producers — 0.9%
Calpine Corp.
4.50%, 2/15/2028 (a)	796,000	727,249
5.13%, 3/15/2028 (a)	405,000	362,652
		1,089,901
Insurance — 1.5%
Alliant Holdings Intermediate LLC
6.75%, 10/15/2027 (a)	553,000	509,366
HUB International Ltd.
7.00%, 5/1/2026 (a)	629,000	621,452
NFP Corp.
6.88%, 8/15/2028 (a)	901,000	763,710
		1,894,528
Interactive Media & Services — 0.4%
Twitter, Inc.
5.00%, 3/1/2030 (a)	513,000	510,137
Internet & Direct Marketing Retail — 0.2%
Rakuten Group, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.96%), 6.25%, 4/22/2031 (a)(d)(e)	307,000	196,019
IT Services — 0.5%
Block, Inc.
2.75%, 6/1/2026	733,000	650,816
See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2022 (UNAUDITED) :: HIGH YIELD—INTEREST RATE HEDGED HYHG :: 21

Investments	Principal Amount	Value
Corporate Bonds (continued)
Machinery — 0.5%
TK Elevator US Newco, Inc.
5.25%, 7/15/2027 (a)	$674,000	$608,285
Media — 9.9%
AMC Networks, Inc.
4.25%, 2/15/2029	440,000	325,050
Clear Channel Outdoor Holdings, Inc.
5.13%, 8/15/2027 (a)	775,000	667,863
7.50%, 6/1/2029 (a)(b)	168,000	123,480
CMG Media Corp.
8.88%, 12/15/2027 (a)	338,000	256,880
CSC Holdings LLC
5.75%, 1/15/2030 (a)	1,185,000	810,238
4.63%, 12/1/2030 (a)	593,000	376,055
Diamond Sports Group LLC
5.38%, 8/15/2026 (a)	468,000	72,868
6.63%, 8/15/2027 (a)	2,628,000	93,819
Directv Financing LLC
5.88%, 8/15/2027 (a)	1,321,000	1,204,356
DISH DBS Corp.
5.25%, 12/1/2026 (a)	1,944,000	1,653,615
Gray Escrow II, Inc.
5.38%, 11/15/2031 (a)	458,000	346,363
iHeartCommunications, Inc.
8.38%, 5/1/2027 (b)	548,000	485,155
News Corp.
3.88%, 5/15/2029 (a)	463,000	411,491
Nexstar Media, Inc.
5.63%, 7/15/2027 (a)	503,000	472,568
4.75%, 11/1/2028 (a)	552,000	483,298
Radiate Holdco LLC
6.50%, 9/15/2028 (a)	349,000	188,355
Sirius XM Radio, Inc.
4.00%, 7/15/2028 (a)	816,000	721,181
3.88%, 9/1/2031 (a)	500,000	407,500
Stagwell Global LLC
5.63%, 8/15/2029 (a)	518,000	444,185
TEGNA, Inc.
4.63%, 3/15/2028 (b)	735,000	693,186
5.00%, 9/15/2029 (b)	92,000	86,158
Univision Communications, Inc.
6.63%, 6/1/2027 (a)	226,000	220,287
4.50%, 5/1/2029 (a)	924,000	786,555
UPC Broadband Finco BV
4.88%, 7/15/2031 (a)	674,000	567,936
VZ Secured Financing BV
5.00%, 1/15/2032 (a)	400,000	331,000
		12,229,442
Investments	Principal Amount	Value
Corporate Bonds (continued)
Metals & Mining — 1.3%
First Quantum Minerals Ltd.
6.88%, 10/15/2027 (a)	$1,095,000	$1,042,873
Novelis Corp.
4.75%, 1/30/2030 (a)(b)	624,000	563,026
		1,605,899
Multiline Retail — 0.2%
NMG Holding Co., Inc.
7.13%, 4/1/2026 (a)	304,000	292,740
Oil, Gas & Consumable Fuels — 7.9%
CITGO Petroleum Corp.
7.00%, 6/15/2025 (a)	428,000	420,782
Comstock Resources, Inc.
6.75%, 3/1/2029 (a)	603,000	578,535
CQP Holdco LP
5.50%, 6/15/2031 (a)	587,000	529,767
DT Midstream, Inc.
4.38%, 6/15/2031 (a)	1,073,000	922,780
Endeavor Energy Resources LP
5.75%, 1/30/2028 (a)	504,000	488,943
EQM Midstream Partners LP
4.75%, 1/15/2031 (a)	407,000	342,623
Genesis Energy LP
8.00%, 1/15/2027	330,000	314,878
ITT Holdings LLC
6.50%, 8/1/2029 (a)	509,000	435,628
Kinetik Holdings LP
5.88%, 6/15/2030 (a)	410,000	385,281
Matador Resources Co.
5.88%, 9/15/2026	381,000	373,337
New Fortress Energy, Inc.
6.75%, 9/15/2025 (a)	423,000	413,157
6.50%, 9/30/2026 (a)	637,000	615,632
NGL Energy Operating LLC
7.50%, 2/1/2026 (a)	762,000	688,077
Occidental Petroleum Corp.
6.63%, 9/1/2030	292,000	304,625
6.45%, 9/15/2036	868,000	870,170
Southwestern Energy Co.
5.38%, 3/15/2030	151,000	139,675
4.75%, 2/1/2032	804,000	703,079
Tullow Oil plc
10.25%, 5/15/2026 (a)	660,000	565,838
Venture Global Calcasieu Pass LLC
4.13%, 8/15/2031 (a)	455,000	392,438
3.88%, 11/1/2033 (a)	249,000	202,498
		9,687,743

See accompanying notes to the financial statements.

22 :: HYHG HIGH YIELD—INTEREST RATE HEDGED :: NOVEMBER 30, 2022 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Corporate Bonds (continued)
Pharmaceuticals — 2.5%
Bausch Health Cos., Inc.
4.88%, 6/1/2028 (a)	$500,000	$306,300
11.00%, 9/30/2028 (a)	500,000	383,750
Organon & Co.
4.13%, 4/30/2028 (a)	2,438,000	2,192,469
5.13%, 4/30/2031 (a)	175,000	154,175
		3,036,694
Real Estate Management & Development — 0.3%
Realogy Group LLC
5.25%, 4/15/2030 (a)	524,000	384,364
Road & Rail — 1.2%
Hertz Corp. (The)
5.00%, 12/1/2029 (a)	468,000	371,396
Uber Technologies, Inc.
8.00%, 11/1/2026 (a)	1,078,000	1,090,013
		1,461,409
Software — 3.4%
AthenaHealth Group, Inc.
6.50%, 2/15/2030 (a)(b)	661,000	495,022
Cloud Software Group Holdings, Inc.
6.50%, 3/31/2029 (a)	979,000	845,764
Condor Merger Sub, Inc.
7.38%, 2/15/2030 (a)(b)	858,000	702,724
NCR Corp.
5.13%, 4/15/2029 (a)	476,000	410,531
SS&C Technologies, Inc.
5.50%, 9/30/2027 (a)	1,146,000	1,085,016
Veritas US, Inc.
7.50%, 9/1/2025 (a)	830,000	593,705
		4,132,762
Specialty Retail — 3.5%
Bath & Body Works, Inc.
6.63%, 10/1/2030 (a)	464,000	434,388
Carvana Co.
10.25%, 5/1/2030 (a)	1,371,000	575,820
LCM Investments Holdings II LLC
4.88%, 5/1/2029 (a)	415,000	346,981
Michaels Cos., Inc. (The)
7.88%, 5/1/2029 (a)	901,000	532,716
PetSmart, Inc.
4.75%, 2/15/2028 (a)	1,128,000	1,030,575
7.75%, 2/15/2029 (a)	182,000	168,350
Staples, Inc.
7.50%, 4/15/2026 (a)	1,307,000	1,161,420
10.75%, 4/15/2027 (a)	123,000	89,482
		4,339,732
Investments	Principal Amount	Value
Corporate Bonds (continued)
Thrifts & Mortgage Finance — 0.7%
Rocket Mortgage LLC
3.88%, 3/1/2031 (a)	$1,092,000	$844,711
Trading Companies & Distributors — 2.6%
Fortress Transportation and Infrastructure Investors LLC
5.50%, 5/1/2028 (a)	463,000	402,528
H&E Equipment Services, Inc.
3.88%, 12/15/2028 (a)	510,000	433,372
Herc Holdings, Inc.
5.50%, 7/15/2027 (a)	520,000	484,978
Imola Merger Corp.
4.75%, 5/15/2029 (a)	703,000	627,427
WESCO Distribution, Inc.
7.13%, 6/15/2025 (a)	962,000	974,025
7.25%, 6/15/2028 (a)	228,000	229,760
		3,152,090
Wireless Telecommunication Services — 0.8%
Vmed O2 UK Financing I plc
4.25%, 1/31/2031 (a)	1,112,000	892,658
4.75%, 7/15/2031 (a)	86,000	70,522
		963,180
Total Corporate Bonds (Cost $134,528,028)		117,351,978
	Shares
Securities Lending Reinvestments (f) — 2.2%
Investment Companies — 2.2%
BlackRock Liquidity FedFund, Institutional Class 3.55% (Cost $2,718,013)	2,718,013	2,718,013
	Principal Amount
Short-Term Investments — 1.8%
Repurchase Agreements (g) — 1.8%
Repurchase Agreements with various counterparties, rates 3.40% - 3.80%, dated 11/30/2022, due 12/1/2022, total to be received $2,257,188 (Cost $2,256,953)	$2,256,953	2,256,953
Total Investments — 99.3% (Cost $139,502,994)		122,326,944
Other assets less liabilities — 0.7%		830,328
Net Assets — 100.0%		$123,157,272

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2022 (UNAUDITED) :: HIGH YIELD—INTEREST RATE HEDGED HYHG :: 23

(a)  Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration.

(b)  The security or a portion of this security is on loan at November 30, 2022. The total value of securities on loan at November 30, 2022 was $4,235,330, collateralized in the form of cash with a value of $2,718,013 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $1,666,418 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.13% - 4.38%, and maturity dates ranging from December 15, 2022 - February 15, 2049. The total value of collateral is $4,384,431.

(c)  Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future at a contingent upon predetermined trigger. The interest rate shown was the current rate as of November 30, 2022.

(d)  Perpetual security. The rate reflected was the rate in effect on November 30, 2022. The maturity date reflects the next call date.

(e)  Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of November 30, 2022.

(f)  The security was purchased with cash collateral held from securities on loan at November 30, 2022. The total value of securities purchased was $2,718,013.

(g)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$359,755
Aggregate gross unrealized depreciation	(18,065,203)
Net unrealized depreciation	$(17,705,448)
Federal income tax cost	$139,557,863

Futures Contracts Sold

High Yield-Interest Rate Hedged had the following open short futures contracts as of November 30, 2022:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
U.S. Treasury 10 Year Note	410	3/22/2023	USD	$46,535,000	$(206,150)
U.S. Treasury 2 Year Note	92	3/31/2023	USD	18,893,063	(36,813)
U.S. Treasury 5 Year Note	518	3/31/2023	USD	56,239,422	(231,566)
					$(474,529)

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

24 :: HYHG HIGH YIELD—INTEREST RATE HEDGED :: NOVEMBER 30, 2022 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 87.1%
Repurchase Agreements (a) — 87.1%
Repurchase Agreements with various counterparties, rates 3.40% - 3.80%, dated 11/30/2022, due 12/1/2022, total to be received $68,977,788 (Cost $68,970,578)	$68,970,578	$68,970,578
Total Investments — 87.1% (Cost $68,970,578)		68,970,578
Other assets less liabilities — 12.9%		10,238,671
Net Assets — 100.0%		$79,209,249

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,319,355
Aggregate gross unrealized depreciation	(3,991,141)
Net unrealized appreciation	$1,328,214
Federal income tax cost	$68,970,578

Swap Agreementsa

Inflation Expectations ETF had the following open non-exchange traded total return swap agreements as of November 30, 2022:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
23,096,319	4/11/2023	Citibank NA	3.57%	FTSE 30-Year TIPS (Treasury Rate-Hedged) Index (long exposure to 30-year Treasury Inflation- Protected Securities (TIPS) bond)[f]	1,599,392
54,947,553	4/11/2023	Citibank NA	3.48%	FTSE 30-Year TIPS (Treasury Rate-Hedged) Index (long exposure to 30-year Treasury Bond inverse index)[g]	(1,451,198)
78,043,872					148,194	—	(40,000)	108,194
55,954,753	4/11/2023	Societe Generale	3.92%	FTSE 30-Year TIPS (Treasury Rate-Hedged) Index (long exposure to 30-year Treasury Inflation- Protected Securities (TIPS) bond)[f]	3,719,963

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2022 (UNAUDITED) :: INFLATION EXPECTATIONS ETF RINF :: 25

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
79,460,405	4/11/2023	Societe Generale	3.37%	FTSE 30-Year TIPS (Treasury Rate-Hedged) Index (long exposure to 30-year Treasury Bond inverse index)[g]	(2,539,943)
135,415,158					1,180,020	(960,081)	(2,646)	217,293
213,459,030					1,328,214
				Total Unrealized Appreciation	5,319,355
				Total Unrealized Depreciation	(3,991,141)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

f  See the U.S. Treasury Obligations section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

g  Certain underlying component disclosures related to this index may be found on the website at www.proshares.com/media/FTSE30-Year_TIPS_November.pdf

See accompanying notes to the financial statements.

26 :: RINF INFLATION EXPECTATIONS ETF :: NOVEMBER 30, 2022 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Corporate Bonds — 94.9%
Aerospace & Defense — 0.3%
Lockheed Martin Corp.
4.07%, 12/15/2042	$1,580,000	$1,389,515
Air Freight & Logistics — 0.6%
United Parcel Service, Inc.
6.20%, 1/15/2038	2,156,000	2,424,157
Automobiles — 0.6%
Mercedes-Benz Finance North America LLC
8.50%, 1/18/2031	1,920,000	2,354,376
Banks — 26.6%
Banco Santander SA
3.31%, 6/27/2029	750,000	650,753
3.49%, 5/28/2030	2,199,000	1,842,575
Bank of America Corp.
6.11%, 1/29/2037	863,000	890,979
7.75%, 5/14/2038	4,924,000	5,878,764
Bank of America NA
6.00%, 10/15/2036	3,205,000	3,324,818
Barclays plc
5.25%, 8/17/2045	3,827,000	3,399,585
Citigroup, Inc.
6.63%, 6/15/2032	1,659,000	1,746,562
8.13%, 7/15/2039	148,000	185,031
6.68%, 9/13/2043	3,294,000	3,580,787
4.75%, 5/18/2046	6,379,000	5,408,151
Cooperatieve Rabobank UA
5.25%, 5/24/2041	101,000	102,719
5.75%, 12/1/2043	8,114,000	7,771,682
Fifth Third Bancorp
8.25%, 3/1/2038	1,151,000	1,393,321
HSBC Holdings plc
6.50%, 5/2/2036	1,232,000	1,242,623
6.50%, 9/15/2037	490,000	471,386
5.25%, 3/14/2044	7,000,000	6,071,600
ING Groep NV
4.55%, 10/2/2028 (a)	1,646,000	1,564,494
4.05%, 4/9/2029	2,103,000	1,909,481
JPMorgan Chase & Co.
6.40%, 5/15/2038	6,774,000	7,439,312
5.50%, 10/15/2040	1,818,000	1,816,203
4.85%, 2/1/2044	2,967,000	2,767,468
4.95%, 6/1/2045	469,000	431,247
Lloyds Banking Group plc
4.55%, 8/16/2028	3,103,000	2,905,403
Investments	Principal Amount	Value
Corporate Bonds (continued)
Mitsubishi UFJ Financial Group, Inc.
4.05%, 9/11/2028	$1,892,000	$1,777,156
3.74%, 3/7/2029	3,004,000	2,766,722
3.20%, 7/18/2029	122,000	107,071
2.05%, 7/17/2030	4,799,000	3,782,249
Mizuho Financial Group, Inc.
2.56%, 9/13/2031	1,325,000	1,009,810
PNC Bank NA
4.05%, 7/26/2028	1,625,000	1,526,343
Royal Bank of Canada
2.30%, 11/3/2031	3,581,000	2,874,844
Sumitomo Mitsui Financial Group, Inc.
1.90%, 9/17/2028	7,495,000	6,195,743
2.13%, 7/8/2030	1,902,000	1,503,695
2.22%, 9/17/2031	1,303,000	1,014,702
Toronto-Dominion Bank (The)
3.20%, 3/10/2032	3,333,000	2,869,572
4.46%, 6/8/2032	1,905,000	1,815,590
Wells Fargo & Co.
3.90%, 5/1/2045	5,603,000	4,484,983
4.90%, 11/17/2045	3,259,000	2,857,989
4.40%, 6/14/2046	123,000	99,444
Wells Fargo Bank NA
6.60%, 1/15/2038	4,558,000	5,009,418
Westpac Banking Corp.
1.95%, 11/20/2028	1,370,000	1,166,062
4.42%, 7/24/2039	2,135,000	1,722,422
3.13%, 11/18/2041	3,711,000	2,402,764
		107,781,523
Beverages — 2.7%
Anheuser-Busch InBev Worldwide, Inc.
4.95%, 1/15/2042	1,777,000	1,685,536
3.75%, 7/15/2042	1,022,000	842,951
Coca-Cola Co. (The)
2.13%, 9/6/2029	1,772,000	1,534,101
3.45%, 3/25/2030	1,970,000	1,829,033
1.38%, 3/15/2031	48,000	37,803
2.50%, 6/1/2040	120,000	88,420
2.50%, 3/15/2051	5,373,000	3,560,479
Molson Coors Beverage Co.
5.00%, 5/1/2042	1,541,000	1,380,856
		10,959,179
Capital Markets — 6.6%
Goldman Sachs Group, Inc. (The)
6.13%, 2/15/2033	14,000	14,669
6.75%, 10/1/2037	4,435,000	4,733,830
6.25%, 2/1/2041	7,010,000	7,399,927

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2022 (UNAUDITED) :: INVESTMENT GRADE—INTEREST RATE HEDGED IGHG :: 27

Investments	Principal Amount	Value
Corporate Bonds (continued)
Jefferies Financial Group, Inc.
4.15%, 1/23/2030	$1,877,000	$1,665,624
Morgan Stanley
6.38%, 7/24/2042	1,726,000	1,891,336
4.38%, 1/22/2047	7,580,000	6,542,109
Nomura Holdings, Inc.
2.17%, 7/14/2028	1,000,000	821,894
3.10%, 1/16/2030	1,582,000	1,316,514
2.68%, 7/16/2030	1,311,000	1,044,972
2.61%, 7/14/2031	1,527,000	1,176,407
		26,607,282
Communications Equipment — 1.1%
Cisco Systems, Inc.
5.50%, 1/15/2040	4,358,000	4,556,526
Consumer Finance — 0.6%
American Express Co.
4.05%, 12/3/2042	1,421,000	1,223,490
Toyota Motor Credit Corp.
3.38%, 4/1/2030	1,430,000	1,306,549
		2,530,039
Diversified Financial Services — 3.8%
Berkshire Hathaway, Inc.
4.50%, 2/11/2043	132,000	124,731
Shell International Finance BV
4.13%, 5/11/2035	8,138,000	7,607,859
4.55%, 8/12/2043	1,009,000	921,915
4.00%, 5/10/2046	8,163,000	6,853,016
		15,507,521
Diversified Telecommunication Services — 4.3%
Sprint Capital Corp.
6.88%, 11/15/2028	2,216,000	2,315,454
8.75%, 3/15/2032	2,600,000	3,108,690
Verizon Communications, Inc.
4.33%, 9/21/2028	453,000	439,578
4.50%, 8/10/2033	2,288,000	2,159,609
5.25%, 3/16/2037	4,581,000	4,525,899
4.52%, 9/15/2048	5,820,000	5,045,971
		17,595,201
Electric Utilities — 0.2%
Duke Energy Florida LLC
6.40%, 6/15/2038	113,000	124,899
Georgia Power Co.
4.30%, 3/15/2042	1,006,000	869,142
		994,041
Investments	Principal Amount	Value
Corporate Bonds (continued)
Electrical Equipment — 1.3%
Eaton Corp.
4.15%, 11/2/2042	$5,884,000	$5,096,110
Energy Equipment & Services — 0.7%
Baker Hughes Holdings LLC
5.13%, 9/15/2040	1,456,000	1,353,766
Halliburton Co.
7.45%, 9/15/2039	1,179,000	1,340,372
		2,694,138
Entertainment — 2.1%
Netflix, Inc.
5.88%, 11/15/2028	2,405,000	2,429,555
Walt Disney Co. (The)
3.80%, 3/22/2030	3,159,000	2,958,530
2.65%, 1/13/2031	504,000	432,150
6.65%, 11/15/2037	2,552,000	2,914,459
		8,734,694
Food & Staples Retailing — 0.9%
Walmart, Inc.
5.25%, 9/1/2035	1,000,000	1,061,416
6.50%, 8/15/2037	2,283,000	2,729,464
		3,790,880
Food Products — 1.3%
Kraft Heinz Foods Co.
5.00%, 6/4/2042	4,640,000	4,345,049
Unilever Capital Corp.
5.90%, 11/15/2032	908,000	987,460
		5,332,509
Health Care Equipment & Supplies — 1.8%
Medtronic, Inc.
4.38%, 3/15/2035	6,543,000	6,276,042
4.63%, 3/15/2045	1,159,000	1,103,391
		7,379,433
Health Care Providers & Services — 2.7%
Ascension Health
3.95%, 11/15/2046	1,482,000	1,229,190
Elevance Health, Inc.
4.65%, 1/15/2043	1,048,000	962,764
UnitedHealth Group, Inc.
3.85%, 6/15/2028	2,639,000	2,529,297
2.88%, 8/15/2029	1,209,000	1,080,159
2.00%, 5/15/2030	2,174,000	1,803,364
4.63%, 7/15/2035	3,252,000	3,177,884
6.88%, 2/15/2038	7,000	8,122
		10,790,780

See accompanying notes to the financial statements.

28 :: IGHG INVESTMENT GRADE—INTEREST RATE HEDGED :: NOVEMBER 30, 2022 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Corporate Bonds (continued)
Household Products — 1.1%
Procter & Gamble Co. (The)
3.00%, 3/25/2030	$3,138,000	$2,872,034
1.20%, 10/29/2030	1,052,000	832,657
1.95%, 4/23/2031	753,000	628,774
		4,333,465
Insurance — 1.3%
MetLife, Inc.
4.88%, 11/13/2043	4,097,000	3,815,673
Prudential plc
3.13%, 4/14/2030	1,556,000	1,356,164
		5,171,837
IT Services — 3.0%
International Business Machines Corp.
4.15%, 5/15/2039	8,872,000	7,739,766
4.25%, 5/15/2049	5,352,000	4,529,148
		12,268,914
Media — 2.7%
Comcast Corp.
4.25%, 1/15/2033	1,941,000	1,836,663
Paramount Global
6.88%, 4/30/2036	1,262,000	1,246,880
4.38%, 3/15/2043	1,626,000	1,138,583
Time Warner Cable Enterprises LLC
8.38%, 7/15/2033	357,000	399,201
Time Warner Cable LLC
7.30%, 7/1/2038	5,511,000	5,612,850
6.75%, 6/15/2039	681,000	659,043
		10,893,220
Metals & Mining — 3.5%
Rio Tinto Finance USA Ltd.
5.20%, 11/2/2040	3,377,000	3,406,082
Southern Copper Corp.
6.75%, 4/16/2040	4,589,000	4,950,384
5.88%, 4/23/2045	1,929,000	1,921,766
Vale Overseas Ltd.
6.88%, 11/10/2039	3,709,000	3,783,180
		14,061,412
Multiline Retail — 0.3%
Target Corp.
4.00%, 7/1/2042	1,398,000	1,223,860
Multi-Utilities — 1.1%
Berkshire Hathaway Energy Co.
6.13%, 4/1/2036	4,257,000	4,520,044
Investments	Principal Amount	Value
Corporate Bonds (continued)
Oil, Gas & Consumable Fuels — 6.4%
Canadian Natural Resources Ltd.
6.25%, 3/15/2038	$2,278,000	$2,315,824
CNOOC Finance 2015 USA LLC
4.38%, 5/2/2028	1,876,000	1,837,497
CNOOC Petroleum North America ULC
6.40%, 5/15/2037	1,055,000	1,081,887
ConocoPhillips Co.
6.95%, 4/15/2029	3,801,000	4,224,791
Ecopetrol SA
5.88%, 5/28/2045	2,330,000	1,599,545
Hess Corp.
5.60%, 2/15/2041	1,374,000	1,317,217
Kinder Morgan, Inc.
7.75%, 1/15/2032	2,589,000	2,953,612
Suncor Energy, Inc.
6.50%, 6/15/2038	2,029,000	2,093,996
TotalEnergies Capital SA
3.88%, 10/11/2028	1,282,000	1,247,195
TransCanada PipeLines Ltd.
6.20%, 10/15/2037	3,008,000	3,099,978
Valero Energy Corp.
6.63%, 6/15/2037	2,080,000	2,215,108
Williams Cos., Inc. (The)
6.30%, 4/15/2040	1,771,000	1,820,507
		25,807,157
Pharmaceuticals — 6.8%
AstraZeneca plc
4.00%, 9/18/2042	7,000,000	6,112,168
4.38%, 11/16/2045	662,000	605,410
GlaxoSmithKline Capital, Inc.
3.88%, 5/15/2028	6,444,000	6,222,430
Johnson & Johnson
5.95%, 8/15/2037	2,169,000	2,446,590
Merck & Co., Inc.
4.15%, 5/18/2043	1,484,000	1,325,464
Pfizer, Inc.
4.00%, 12/15/2036	8,962,000	8,250,895
4.40%, 5/15/2044	1,124,000	1,049,441
4.13%, 12/15/2046	1,857,000	1,670,677
		27,683,075
Software — 1.6%
Oracle Corp.
6.50%, 4/15/2038	5,509,000	5,693,647
6.13%, 7/8/2039	638,000	633,495
		6,327,142

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2022 (UNAUDITED) :: INVESTMENT GRADE—INTEREST RATE HEDGED IGHG :: 29

Investments	Principal Amount	Value
Corporate Bonds (continued)
Technology Hardware, Storage & Peripherals — 2.5%
Apple, Inc.
4.45%, 5/6/2044	$1,848,000	$1,783,617
3.45%, 2/9/2045	8,409,000	6,901,172
HP, Inc.
6.00%, 9/15/2041	1,558,000	1,518,092
		10,202,881
Tobacco — 0.6%
Altria Group, Inc.
5.38%, 1/31/2044	2,792,000	2,420,019
Philip Morris International, Inc.
4.25%, 11/10/2044	8,000	6,284
		2,426,303
Wireless Telecommunication Services — 5.8%
America Movil SAB de CV
4.38%, 7/16/2042	5,038,000	4,269,101
Telefonica Europe BV
8.25%, 9/15/2030	6,387,000	7,202,713
Vodafone Group plc
4.38%, 5/30/2028	2,934,000	2,898,172
5.00%, 5/30/2038	1,393,000	1,284,131
4.25%, 9/17/2050	10,125,000	7,941,378
		23,595,495
Total Corporate Bonds (Cost $395,580,973)		385,032,709
	Shares
Securities Lending Reinvestments (b) — 0.0% (c)
Investment Companies — 0.0% (c)
BlackRock Liquidity FedFund, Institutional Class 3.55% (Cost $970)	970	970
Investments	Principal Amount	Value
Short-Term Investments — 1.1%
Repurchase Agreements (d) — 1.1%
Repurchase Agreements with various counterparties, rates 3.40% - 3.80%, dated 11/30/2022, due 12/1/2022, total to be received $4,567,991 (Cost $4,567,515)	$4,567,515	$4,567,515
Total Investments — 96.0% (Cost $400,149,458)		389,601,194
Other assets less liabilities — 4.0%		16,253,968
Net Assets — 100.0%		$405,855,162

(a)  The security or a portion of this security is on loan at November 30, 2022. The total value of securities on loan at November 30, 2022 was $950, collateralized in the form of cash with a value of $970 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments.

(b)  The security was purchased with cash collateral held from securities on loan at November 30, 2022. The total value of securities purchased was $970.

(c)  Represents less than 0.05% of net assets.

(d)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,749,432
Aggregate gross unrealized depreciation	(27,421,177)
Net unrealized depreciation	$(17,671,745)
Federal income tax cost	$406,092,324

Futures Contracts Sold

Investment Grade-Interest Rate Hedged had the following open short futures contracts as of November 30, 2022:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
U.S. Treasury 10 Year Note	1,185	3/22/2023	USD	$134,497,500	$(596,734)
U.S. Treasury Long Bond	1,809	3/22/2023	USD	229,743,000	(654,720)
U.S. Treasury Ultra Bond	248	3/22/2023	USD	33,797,750	70,839
					$(1,180,615)

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

30 :: IGHG INVESTMENT GRADE—INTEREST RATE HEDGED :: NOVEMBER 30, 2022 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

As of November 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$219,911
Aggregate gross unrealized depreciation	(2,812,218)
Net unrealized depreciation	$(2,592,307)
Federal income tax cost	$—

Futures Contracts Purchased

K-1 Free Crude Oil Strategy ETF had the following open long futures contracts as of November 30, 2022:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
WTI Crude Oil	391	1/20/2023	USD	$31,538,060	$(2,166,074)
WTI Crude Oil	412	5/22/2023	USD	33,112,440	(646,144)
WTI Crude Oil	432	11/20/2023	USD	33,661,440	219,911
					$(2,592,307)

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

PROSHARES TRUST CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2022 (UNAUDITED) :: K-1 FREE CRUDE OIL STRATEGY ETF OILK :: 31

	Percentage of Net Assets	Shares	Value
Common Stocks (a) — 94.5%
Abbott Laboratories (Health Care Equipment & Supplies)	0.7%	28,107	$3,023,751
AbbVie, Inc. (Biotechnology)	0.7%	19,947	3,215,058
Adobe, Inc.* (Software)	0.4%	5,253	1,811,917
Air Products and Chemicals, Inc. (Chemicals)	0.4%	6,451	2,000,842
Alphabet, Inc., Class A* (Interactive Media & Services)	1.0%	45,507	4,595,752
Alphabet, Inc., Class C* (Interactive Media & Services)	0.9%	40,474	4,106,087
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	2.2%	101,582	9,806,725
American International Group, Inc. (Insurance)	0.4%	28,062	1,770,993
Apple, Inc. (Technology Hardware, Storage & Peripherals)	4.5%	138,585	20,514,738
Archer-Daniels-Midland Co. (Food Products)	0.4%	18,554	1,809,015
Berkshire Hathaway, Inc., Class B* (Diversified Financial Services)	0.9%	13,072	4,164,739
Booking Holdings, Inc.* (Hotels, Restaurants & Leisure)	0.4%	891	1,852,790
Cadence Design Systems, Inc.* (Software)	0.4%	10,840	1,864,914
Chevron Corp. (Oil, Gas & Consumable Fuels)	0.5%	11,967	2,193,671
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	0.4%	1,148	1,867,750
Cigna Corp. (Health Care Providers & Services)	0.5%	6,622	2,177,910
Citigroup, Inc. (Banks)	0.5%	45,407	2,198,153
CME Group, Inc. (Capital Markets)	0.4%	10,091	1,781,062
ConocoPhillips (Oil, Gas & Consumable Fuels)	0.6%	20,757	2,563,697
CSX Corp. (Road & Rail)	0.4%	61,924	2,024,296
CVS Health Corp. (Health Care Providers & Services)	0.6%	24,887	2,535,488
Danaher Corp. (Life Sciences Tools & Services)	0.6%	9,563	2,614,620
Emerson Electric Co. (Electrical Equipment)	0.4%	19,156	1,834,570
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	1.3%	52,380	5,831,989
Gilead Sciences, Inc. (Biotechnology)	0.4%	21,921	1,925,321
Home Depot, Inc. (The) (Specialty Retail)	0.5%	6,726	2,179,157
	Percentage of Net Assets	Shares	Value
Common Stocks (a) (continued)
Johnson & Johnson (Pharmaceuticals)	0.8%	20,274	$3,608,772
JPMorgan Chase & Co. (Banks)	0.6%	18,705	2,584,657
Lockheed Martin Corp. (Aerospace & Defense)	0.5%	4,775	2,316,782
Marriott International, Inc., Class A (Hotels, Restaurants & Leisure)	0.4%	10,734	1,774,867
Mastercard, Inc., Class A (IT Services)	0.4%	5,871	2,092,424
Merck & Co., Inc. (Pharmaceuticals)	0.8%	35,876	3,950,665
Meta Platforms, Inc., Class A* (Interactive Media & Services)	0.5%	18,156	2,144,224
MetLife, Inc. (Insurance)	0.4%	23,093	1,771,233
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	0.4%	23,582	1,867,459
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	0.4%	30,615	1,764,955
Microsoft Corp. (Software)	3.7%	66,851	17,056,364
Norfolk Southern Corp. (Road & Rail)	0.4%	7,549	1,936,319
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	0.6%	16,258	2,751,341
Pfizer, Inc. (Pharmaceuticals)	0.9%	79,752	3,997,968
Philip Morris International, Inc. (Tobacco)	0.4%	21,030	2,096,060
Phillips 66 (Oil, Gas & Consumable Fuels)	0.4%	16,256	1,762,801
Procter & Gamble Co. (The) (Household Products)	0.6%	17,000	2,535,720
Prologis, Inc. (Equity Real Estate Investment Trusts (REITs))	0.4%	16,936	1,994,891
Southern Co. (The) (Electric Utilities)	0.4%	29,111	1,969,068
Tesla, Inc.* (Automobiles)	1.2%	27,832	5,418,890
TJX Cos., Inc. (The) (Specialty Retail)	0.5%	26,487	2,120,284
UnitedHealth Group, Inc. (Health Care Providers & Services)	0.8%	6,792	3,720,386
Verizon Communications, Inc. (Diversified Telecommunication Services)	0.4%	48,404	1,886,788
Visa, Inc., Class A (IT Services)	1.1%	22,333	4,846,261
Other Common Stocks (b)	57.1%	4,314,359	259,705,582
Total Common Stocks (Cost $369,135,490)			429,939,766

See accompanying notes to the financial statements.

32 :: CSM LARGE CAP CORE PLUS :: NOVEMBER 30, 2022 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

	Percentage of Net Assets	Shares	Value
Securities Lending Reinvestments (c) — 0.3%
Investment Companies — 0.3%
BlackRock Liquidity FedFund, Institutional Class 3.55% (Cost $1,359,060)	0.3%	1,359,060	$1,359,060

	Principal Amount
Short-Term Investments — 1.4%
Repurchase Agreements (d) — 1.4%
Repurchase Agreements with various counterparties, rates 3.40% - 3.80%, dated 11/30/2022, due 12/1/2022, total to be received $6,227,113 (Cost $6,226,462)	$6,226,462	6,226,462
Total Investments — 96.2% (Cost $376,721,012)		437,525,288
Other assets less liabilities — 3.8%		17,385,232
Net Assets — 100.0%		$454,910,520

*  Non-income producing security.

(a)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $37,370,414.

(b)  The security or a portion of this security is on loan at November 30, 2022. The total value of securities on loan at

November 30, 2022 was $3,373,131, collateralized in the form of cash with a value of $1,359,060 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $2,021,640 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 5.25%, and maturity dates ranging from December 15, 2022 - February 15, 2049. The total value of collateral is $3,380,700.

(c)  The security was purchased with cash collateral held from securities on loan at November 30, 2022. The total value of securities purchased was $1,359,060.

(d)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$95,921,721
Aggregate gross unrealized depreciation	(27,591,299)
Net unrealized appreciation	$68,330,422
Federal income tax cost	$377,914,657

Swap Agreementsa

Large Cap Core Plus had the following open non-exchange traded total return swap agreements as of November 30, 2022:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
(54,727,191)	3/7/2023	Goldman Sachs International	(3.93)%	Credit Suisse 130/30 Large Cap Index (short portion)[f]	4,582,133	(4,538,106)	(44,027)	—
(15,918,073)	3/7/2023	Societe Generale	(3.68)%	Credit Suisse 130/30 Large Cap Index (short portion)[f]	2,935,267
96,483,937	3/6/2024	Societe Generale	4.58%	Credit Suisse 130/30 Large Cap Index (long portion)[g]	4,724,055
80,565,864					7,659,322	(5,434,016)	—	2,225,306
(64,233,854)	11/6/2023	UBS AG	(3.93)%	Credit Suisse 130/30 Large Cap Index (short portion)[f]	3,085,282

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2022 (UNAUDITED) :: LARGE CAP CORE PLUS CSM :: 33

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
63,123,922	3/7/2023	UBS AG	4.38%	Credit Suisse 130/30 Large Cap Index (long portion)[g]	(6,606,946)
(1,109,932)					(3,521,664)	3,483,228	38,436	—
24,728,741					8,719,791
				Total Unrealized Appreciation	15,326,737
				Total Unrealized Depreciation	(6,606,946)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

f  Certain underlying short component disclosures related to this index may be found on the website at www.proshares.com/media/Large_Cap_Short_November.pdf.

g  See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative long components of the underlying reference instrument and their relative weightings.

Large Cap Core Plus invested, as a percentage of net assets, in the following industries, as of November 30, 2022:

Aerospace & Defense	1.2%
Air Freight & Logistics	0.4%
Airlines	0.9%
Auto Components	0.3%
Automobiles	1.4%
Banks	3.1%
Beverages	0.6%
Biotechnology	1.8%
Building Products	0.4%
Capital Markets	2.4%
Chemicals	2.1%
Commercial Services & Supplies	0.8%
Communications Equipment	0.8%
Consumer Finance	0.4%
Containers & Packaging	0.6%
Distributors	0.6%
Diversified Financial Services	0.9%
Diversified Telecommunication Services	0.9%
Electric Utilities	2.2%
Electrical Equipment	0.8%
Electronic Equipment, Instruments & Components	1.6%
Energy Equipment & Services	0.3%

See accompanying notes to the financial statements.

34 :: CSM LARGE CAP CORE PLUS :: NOVEMBER 30, 2022 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Entertainment	0.9%
Equity Real Estate Investment Trusts (REITs)	5.7%
Food & Staples Retailing	1.3%
Food Products	2.7%
Gas Utilities	0.3%
Health Care Equipment & Supplies	2.0%
Health Care Providers & Services	3.5%
Hotels, Restaurants & Leisure	2.9%
Household Durables	0.5%
Household Products	1.2%
Industrial Conglomerates	0.2%
Insurance	3.5%
Interactive Media & Services	2.4%
Internet & Direct Marketing Retail	2.2%
IT Services	3.2%
Life Sciences Tools & Services	1.9%
Machinery	1.6%
Media	1.8%
Metals & Mining	0.1%
Multiline Retail	0.2%
Multi-Utilities	1.6%
Oil, Gas & Consumable Fuels	4.7%
Pharmaceuticals	3.7%
Professional Services	0.3%
Real Estate Management & Development	0.0%*
Road & Rail	1.4%
Semiconductors & Semiconductor Equipment	4.2%
Software	7.5%
Specialty Retail	1.5%
Technology Hardware, Storage & Peripherals	5.2%
Textiles, Apparel & Luxury Goods	0.6%
Tobacco	0.5%
Trading Companies & Distributors	0.2%
Water Utilities	0.3%
Wireless Telecommunication Services	0.2%
Other[a]	5.5%
100.0%

*  Amount represents less than 0.05%.

a  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2022 (UNAUDITED) :: LARGE CAP CORE PLUS CSM :: 35

Investments	Shares	Value
Common Stocks — 88.8%
Entertainment — 4.5%
Sea Ltd., ADR*(a)	10,825	$631,855
Food & Staples Retailing — 0.2%
DingDong Cayman Ltd., ADR*	5,750	25,128
Health Care Equipment & Supplies — 3.4%
Figs, Inc., Class A*	61,046	477,990
Interactive Media & Services — 2.8%
Shutterstock, Inc.	7,338	394,931
Internet & Direct Marketing Retail — 77.9%
Alibaba Group Holding Ltd., ADR*	17,200	1,506,032
Amazon.com, Inc.*	29,758	2,872,836
Chewy, Inc., Class A*	11,595	500,092
ContextLogic, Inc., Class A*(a)	555,187	407,341
Coupang, Inc.*	10,453	203,624
Dada Nexus Ltd., ADR*	4,984	31,050
DoorDash, Inc., Class A*	9,051	527,221
eBay, Inc.	17,752	806,651
Etsy, Inc.*	3,858	509,603
Farfetch Ltd., Class A*(a)	2,921	24,829
Fiverr International Ltd.*	660	23,212
Global-e Online Ltd.*	1,156	24,935
JD.com, Inc., ADR	9,487	542,467
MercadoLibre, Inc.*	297	276,503
Overstock.com, Inc.*	15,054	400,737
Ozon Holdings plc, ADR*‡(b)	3,471	—
Pinduoduo, Inc., ADR*	7,410	607,916
Qurate Retail, Inc., Series A*	167,505	393,637
Revolve Group, Inc.*	15,230	402,377
Vipshop Holdings Ltd., ADR*	3,630	40,475
Wayfair, Inc., Class A*(a)	12,339	452,101
Xometry, Inc., Class A*(a)	9,114	384,884
		10,938,523
Total Common Stocks (Cost $20,801,114)		12,468,427
Securities Lending Reinvestments (c) — 3.9%
Investment Companies — 3.9%
BlackRock Liquidity FedFund, Institutional Class 3.55% (Cost $543,338)	543,338	543,338
Investments	Principal Amount	Value
Short-Term Investments — 0.6%
Repurchase Agreements (d) — 0.6%
Repurchase Agreements with various counterparties, rates 3.40% - 3.80%, dated 11/30/2022, due 12/1/2022, total to be received $87,595 (Cost $87,585)	$87,585	$87,585
Total Investments — 93.3% (Cost $21,432,037)		13,099,350
Other assets less liabilities — 6.7%		945,452
Net Assets — 100.0%		$14,044,802

*  Non-income producing security.

‡  Value determined using significant unobservable inputs.

(a)  The security or a portion of this security is on loan at November 30, 2022. The total value of securities on loan at November 30, 2022 was $645,850, collateralized in the form of cash with a value of $543,338 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $82,901 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 5.25%, and maturity dates ranging from December 15, 2022 - February 15, 2049. The total value of collateral is $626,239.

(b)  Security fair valued as of November 30, 2022 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at November 30, 2022 amounted to $0, which represents approximately 0.00% of net assets of the Fund.

(c)  The security was purchased with cash collateral held from securities on loan at November 30, 2022. The total value of securities purchased was $543,338.

(d)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations

ADR  American Depositary Receipt

As of November 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,842,299
Aggregate gross unrealized depreciation	(14,263,115)
Net unrealized depreciation	$(12,420,816)
Federal income tax cost	$23,314,374

See accompanying notes to the financial statements.

36 :: CLIX LONG ONLINE/SHORT STORES ETF :: NOVEMBER 30, 2022 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreementsa

Long Online/Short Stores ETF had the following open non-exchange traded total return swap agreements as of November 30, 2022:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
(613,701)	11/6/2023	BNP Paribas SA	(3.78)%	Solactive- ProShares Bricks and Mortar Retail Store Index	(40,372)
880,654	11/6/2023	BNP Paribas SA	4.18%	ProShares Online Retail Index	(102,981)
266,953					(143,353)	—	143,353	—
				Solactive-
				ProShares
				Bricks and
		Goldman Sachs		Mortar Retail
(105,349)	3/7/2023	International	(2.83)%	Store Index	111,886
119,973	3/7/2023	Goldman Sachs International	4.43%	ProShares Online Retail Index	(1,103,073)
14,624					(991,187)	—	991,187	—
(6,302,560)	4/10/2023	Societe Generale	(3.08)%	Solactive- ProShares Bricks and Mortar Retail Store Index	1,241,948
				ProShares
				Online
556,471	3/7/2023	Societe Generale	3.03%	Retail Index	(2,318,788)
(5,746,089)					(1,076,840)	—	1,076,840	—
				Solactive-
				ProShares
				Bricks and
				Mortar Retail
40,842	3/6/2024	UBS AG	4.18%	Store Index	5,588	—	—	5,588
(5,423,670)					(2,205,792)
				Total Unrealized Appreciation	1,359,422
				Total Unrealized Depreciation	(3,565,214)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2022 (UNAUDITED) :: LONG ONLINE/SHORT STORES ETF CLIX :: 37

Investments	Shares	Value
Common Stocks — 65.8%
Air Freight & Logistics — 2.6%
Atlas Air Worldwide Holdings, Inc.*	5,274	$531,461
Banks — 2.8%
First Horizon Corp.	22,962	570,606
Capital Markets — 2.6%
Cowen, Inc., Class A	13,690	529,255
Commercial Services & Supplies — 3.8%
HomeServe plc	19,961	286,531
IAA, Inc.*	13,482	503,822
		790,353
Entertainment — 2.4%
Activision Blizzard, Inc.	6,604	488,366
Equity Real Estate Investment Trusts (REITs) — 2.6%
STORE Capital Corp.	16,610	529,859
Food & Staples Retailing — 2.0%
Albertsons Cos., Inc., Class A	20,146	422,059
Gas Utilities — 2.8%
South Jersey Industries, Inc.	16,335	566,824
Health Care Equipment & Supplies — 2.6%
ABIOMED, Inc.*	1,402	529,661
Health Care Providers & Services — 7.6%
1Life Healthcare, Inc.*	30,629	520,387
LHC Group, Inc.*	3,245	530,265
Signify Health, Inc., Class A*	18,116	518,480
		1,569,132
Household Durables — 2.2%
iRobot Corp.*	8,835	460,215
Internet & Direct Marketing Retail — 2.6%
Poshmark, Inc., Class A*	30,008	535,043
IT Services — 5.2%
Evo Payments, Inc., Class A*	15,771	531,640
Switch, Inc., Class A	15,723	538,513
		1,070,153
Machinery — 2.5%
Altra Industrial Motion Corp.	8,816	516,794
Investments	Shares	Value
Common Stocks (continued)
Media — 2.3%
TEGNA, Inc.	24,139	$476,504
Oil, Gas & Consumable Fuels — 6.8%
Archaea Energy, Inc.*	20,524	532,393
Euronav NV	45,021	871,857
		1,404,250
Paper & Forest Products — 2.7%
Resolute Forest Products, Inc.*	26,546	560,121
Software — 9.7%
Black Knight, Inc.*	7,463	462,631
ForgeRock, Inc., Class A*	23,410	509,168
KnowBe4, Inc., Class A*	21,614	533,650
VMware, Inc., Class A*	4,125	501,146
		2,006,595
Total Common Stocks (Cost $13,588,186)		13,557,251
	Principal Amount
Short-Term Investments — 15.0%
Repurchase Agreements (a) — 15.0%
Repurchase Agreements with various counterparties, rates 3.40% - 3.80%, dated 11/30/2022, due 12/1/2022, total to be received $3,097,221 (Cost $3,096,898)	$3,096,898	3,096,898
Total Investments — 80.8% (Cost $16,685,084)		16,654,149
Other assets less liabilities — 19.2%		3,957,051
Net Assets — 100.0%		$20,611,200

*  Non-income producing security.

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,061,669
Aggregate gross unrealized depreciation	(1,796,342)
Net unrealized appreciation	$3,265,327
Federal income tax cost	$16,704,312

See accompanying notes to the financial statements.

38 :: MRGR MERGER ETF :: NOVEMBER 30, 2022 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Forward Currency Contracts

Merger ETF had the following open forward currency contracts as of November 30, 2022:

Currency	Counterparty	Delivery Date	Foreign Currency to Receive (Pay)	U.S. Dollars to Receive (Pay)	Market Value	Net Unrealized Appreciation/ (Depreciation)[a]
U.S. Dollar vs. Euro	Goldman Sachs International	01/19/23	120,000	$(123,576)	$125,382	$1,806
U.S. Dollar vs. British Pound	Goldman Sachs International	01/19/23	66,000	(77,600)	79,684	2,084
U.S. Dollar vs. Euro	Goldman Sachs International	01/19/23	(40,000)	41,834	(41,793)	41
Total Unrealized Appreciation						$3,931
U.S. Dollar vs. Euro	Goldman Sachs International	01/19/23	(953,000)	$934,104	$(995,740)	$(61,636)
U.S. Dollar vs. British Pound	Goldman Sachs International	01/19/23	(304,000)	338,312	(367,027)	(28,715)
Total Unrealized Depreciation						$(90,351)
Total Net Unrealized Depreciation						$(86,420)[b]

a  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on forward currency contracts) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on forward currency contracts) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

b  The Net Amount of the Fund's uncollateralized exposure to the counterparty under these contracts is equal to the net unrealized appreciation of $-86,420. Neither the Fund nor the counterparty has posted Financial Instruments or cash as collateral pursuant to these contracts.

Swap Agreementsa

Merger ETF had the following open non-exchange traded total return swap agreements as of November 30, 2022:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
(959,226)	4/10/2023	Citibank NA	(2.93)%	S&P Merger Arbitrage Index (short exposure to Acquirers)[f]	(66,104)
7,754	4/10/2023	Citibank NA	4.28%	S&P Merger Arbitrage Index (long exposure to Targets)[g]	(901)
(951,472)					(67,005)	—	1,000	(66,005)
				S&P Merger Arbitrage
				Index (short exposure
(1,070,588)	3/7/2023	Societe Generale	(3.18)%	to Acquirers)[f]	4,648,840
2,625,933	3/7/2023	Societe Generale	4.33%	S&P Merger Arbitrage Index (long exposure to Targets)[g]	(1,179,925)
1,555,345					3,468,915	(3,468,915)	—	—
603,873					3,401,910
				Total Unrealized Appreciation	4,648,840
				Total Unrealized Depreciation	(1,246,930)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2022 (UNAUDITED) :: MERGER ETF MRGR :: 39

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

f  Certain underlying short component disclosures related to this index may be found on the website at www.proshares.com/media/Merger_Acquirers_November.pdf.

g  See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative long components of the underlying reference instrument and their relative weightings.

Merger ETF invested, as a percentage of net assets, in the following countries as of November 30, 2022:

United States	60.2%
Belgium	4.2%
United Kingdom	1.4%
Other[a]	34.2%
100.0%

a  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

40 :: MRGR MERGER ETF :: NOVEMBER 30, 2022 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Shares	Value
Common Stocks — 99.9%
Communications Equipment — 0.2%
Lumentum Holdings, Inc.*	183	$10,054
Electronic Equipment, Instruments & Components — 2.5%
MicroVision, Inc.*	49,764	150,785
Entertainment — 7.8%
Activision Blizzard, Inc.	1,235	91,328
Electronic Arts, Inc.	639	83,569
NetEase, Inc., ADR	77	5,476
ROBLOX Corp., Class A*	5,950	189,032
Take-Two Interactive Software, Inc.*	960	101,462
		470,867
Health Care Equipment & Supplies — 3.7%
Penumbra, Inc.*	862	180,598
Vicarious Surgical, Inc.*(a)	11,722	41,027
		221,625
Household Durables — 4.4%
Sony Group Corp., ADR	1,221	101,429
Vuzix Corp.*	39,613	165,186
		266,615
Interactive Media & Services — 14.9%
Alphabet, Inc., Class A*	2,641	266,715
fuboTV, Inc.*	66,500	185,535
Match Group, Inc.*	907	45,858
Meta Platforms, Inc., Class A*	1,724	203,604
Snap, Inc., Class A*	18,598	191,746
		893,458
Internet & Direct Marketing Retail — 3.7%
Amazon.com, Inc.*	2,275	219,629
IT Services — 2.4%
Globant SA*	772	144,657
Machinery — 0.1%
Sarcos Technology and Robotics Corp.*	7,666	8,931
Media — 1.7%
WiMi Hologram Cloud, Inc., ADR*	136,346	103,568
Real Estate Management & Development — 3.6%
eXp World Holdings, Inc. (a)	16,664	217,798
Investments	Shares	Value
Common Stocks (continued)
Semiconductors & Semiconductor Equipment — 31.2%
Advanced Micro Devices, Inc.*	1,259	$97,736
Ambarella, Inc.*	2,010	149,142
CEVA, Inc.*	5,635	153,103
Himax Technologies, Inc., ADR (a)	28,806	212,300
Kopin Corp.*	223,571	362,185
NVIDIA Corp.	1,706	288,706
QUALCOMM, Inc.	2,155	272,586
STMicroelectronics NV, NYRS	3,401	132,231
Synaptics, Inc.*	705	74,709
Universal Display Corp.	1,124	126,585
		1,869,283
Software — 16.6%
Adobe, Inc.*	376	129,694
Agora, Inc., ADR*	6,987	21,939
Matterport, Inc.*	35,489	111,790
Microsoft Corp.	1,091	278,358
PTC, Inc.*	1,425	181,274
Unity Software, Inc.*	6,818	269,379
		992,434
Specialty Retail — 0.4%
Williams-Sonoma, Inc.	184	21,510
Technology Hardware, Storage & Peripherals — 6.7%
Apple, Inc.	1,745	258,312
Immersion Corp.*	19,495	141,534
		399,846
Total Common Stocks (Cost $7,511,646)		5,991,060
Securities Lending Reinvestments (b) — 7.2%
Investment Companies — 7.2%
BlackRock Liquidity FedFund, Institutional Class 3.55% (Cost $431,948)	431,948	431,948
Total Investments — 107.1% (Cost $7,943,594)		6,423,008
Liabilities in excess of other assets — (7.1%)		(428,454)
Net Assets — 100.0%		$5,994,554

*  Non-income producing security.

(a)  The security or a portion of this security is on loan at November 30, 2022. The total value of securities on loan at November 30, 2022 was $437,111, collateralized in the form of cash with a value of $431,948 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments.

(b)  The security was purchased with cash collateral held from securities on loan at November 30, 2022. The total value of securities purchased was $431,948.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2022 (UNAUDITED) :: METAVERSE ETF VERS :: 41

Abbreviations

ADR  American Depositary Receipt

NYRS  New York Registry Shares

As of November 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$156,250
Aggregate gross unrealized depreciation	(1,728,780)
Net unrealized depreciation	$(1,572,530)
Federal income tax cost	$7,995,538

Metaverse ETF invested, as a percentage of net assets, in the following countries as of November 30, 2022:

United States	90.3%
Taiwan	3.5%
Singapore	2.2%
China	2.2%
Japan	1.7%
Other[a]	0.1%
100.0%

a  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

42 :: VERS METAVERSE ETF :: NOVEMBER 30, 2022 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Shares	Value
Common Stocks — 99.0%
Aerospace & Defense — 1.5%
BAE Systems plc	135,919	$1,331,509
Air Freight & Logistics — 1.5%
DSV A/S	8,237	1,275,967
Beverages — 1.5%
Diageo plc	28,493	1,292,143
Biotechnology — 1.5%
CSL Ltd. (a)	6,338	1,273,834
Building Products — 1.4%
Geberit AG (Registered)	2,553	1,197,251
Capital Markets — 1.4%
Partners Group Holding AG	1,226	1,190,291
Chemicals — 7.0%
Croda International plc	15,141	1,225,054
Givaudan SA (Registered)	370	1,229,514
Nissan Chemical Corp.	26,912	1,299,892
Sika AG (Registered)	4,846	1,205,460
Symrise AG	10,788	1,210,202
		6,170,122
Diversified Financial Services — 1.3%
Sofina SA (a)	5,337	1,129,822
Diversified Telecommunication Services — 2.9%
HKT Trust & HKT Ltd.	1,044,684	1,268,798
Telenor ASA	129,344	1,236,215
		2,505,013
Electric Utilities — 1.4%
CK Infrastructure Holdings Ltd.	252,072	1,269,160
Electronic Equipment, Instruments & Components — 2.8%
Halma plc	47,049	1,216,986
Murata Manufacturing Co. Ltd.	22,843	1,221,873
		2,438,859
Equity Real Estate Investment Trusts (REITs) — 4.1%
Japan Metropolitan Fund Invest	1,616	1,275,058
Link REIT	177,274	1,192,350
Warehouses De Pauw CVA	44,930	1,170,433
		3,637,841
Investments	Shares	Value
Common Stocks (continued)
Food & Staples Retailing — 1.4%
Welcia Holdings Co. Ltd.	55,623	$1,203,823
Food Products — 4.2%
Chocoladefabriken Lindt & Spruengli AG	119	1,239,024
Kerry Group plc, Class A	13,084	1,219,750
Nestle SA (Registered)	10,707	1,262,476
		3,721,250
Gas Utilities — 2.8%
APA Group	169,333	1,268,972
Enagas SA	69,634	1,235,368
		2,504,340
Health Care Equipment & Supplies — 2.7%
Coloplast A/S, Class B	10,093	1,164,711
DiaSorin SpA	9,122	1,192,374
		2,357,085
Health Care Providers & Services — 4.4%
Fresenius Medical Care AG & Co. KGaA	40,383	1,235,768
Fresenius SE & Co. KGaA	49,366	1,350,037
Sonic Healthcare Ltd.	58,497	1,264,583
		3,850,388
Household Durables — 1.4%
Sekisui Chemical Co. Ltd.	90,590	1,251,017
Household Products — 1.4%
Unicharm Corp.	34,778	1,266,852
Insurance — 4.3%
AIA Group Ltd.	128,355	1,290,868
Legal & General Group plc	400,477	1,199,951
Tokio Marine Holdings, Inc.	64,036	1,297,332
		3,788,151
IT Services — 7.0%
Bechtle AG	32,861	1,162,920
Itochu Techno-Solutions Corp.	53,168	1,276,428
Obic Co. Ltd.	8,030	1,248,753
SCSK Corp.	81,236	1,281,939
TIS, Inc.	43,019	1,199,254
		6,169,294

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2022 (UNAUDITED) :: MSCI EAFE DIVIDEND GROWERS ETF EFAD :: 43

Investments	Shares	Value
Common Stocks (continued)
Machinery — 4.2%
Kurita Water Industries Ltd.	28,585	$1,249,595
Spirax-Sarco Engineering plc	9,183	1,225,383
Techtronic Industries Co. Ltd.	105,354	1,252,559
		3,727,537
Multiline Retail — 1.4%
Pan Pacific International Holdings Corp.	71,935	1,228,988
Multi-Utilities — 1.4%
National Grid plc	102,884	1,243,012
Oil, Gas & Consumable Fuels — 1.5%
Washington H Soul Pattinson & Co. Ltd. (a)	67,856	1,286,496
Personal Products — 2.8%
Kao Corp. (a)	31,808	1,244,829
Kobayashi Pharmaceutical Co. Ltd.	20,404	1,242,898
		2,487,727
Pharmaceuticals — 10.1%
Astellas Pharma, Inc.	82,874	1,263,837
Novartis AG (Registered)	14,565	1,278,785
Novo Nordisk A/S, Class B	11,037	1,350,653
Roche Holding AG	3,855	1,245,415
Sanofi	14,005	1,247,063
Shionogi & Co. Ltd.	25,044	1,247,354
UCB SA	16,227	1,282,850
		8,915,957
Professional Services — 4.3%
Nihon M&A Center Holdings, Inc.	94,871	1,250,986
RELX plc	45,854	1,262,526
Wolters Kluwer NV	11,785	1,276,542
		3,790,054
Real Estate Management & Development — 2.9%
Hulic Co. Ltd.	153,883	1,271,514
Swire Properties Ltd.	556,252	1,245,697
		2,517,211
Semiconductors & Semiconductor Equipment — 1.4%
ASML Holding NV	2,109	1,218,447
Software — 2.8%
AVEVA Group plc	33,086	1,253,381
SAP SE	11,459	1,232,499
		2,485,880
Investments	Shares	Value
Common Stocks (continued)
Specialty Retail — 2.8%
Hikari Tsushin, Inc.	8,604	$1,182,017
Nitori Holdings Co. Ltd.	11,150	1,243,728
		2,425,745
Trading Companies & Distributors — 4.1%
Ashtead Group plc	20,895	1,237,972
Brenntag SE	18,341	1,132,711
Bunzl plc	34,595	1,255,751
		3,626,434
Water Utilities — 1.4%
United Utilities Group plc	102,032	1,244,261
Total Common Stocks (Cost $91,695,337)		87,021,761
Securities Lending Reinvestments (b) — 1.3%
Investment Companies — 1.3%
BlackRock Liquidity FedFund, Institutional Class 3.55% (Cost $1,180,520)	1,180,520	1,180,520
	Principal Amount
Short-Term Investments — 0.3%
Repurchase Agreements (c) — 0.3%
Repurchase Agreements with various counterparties, rates 3.40% - 3.80%, dated 11/30/2022, due 12/1/2022, total to be received $269,832 (Cost $269,804)	$269,804	269,804
Total Investments — 100.6% (Cost $93,145,661)		88,472,085
Liabilities in excess of other assets — (0.6%)		(514,020)
Net Assets — 100.0%		$87,958,065

(a)  The security or a portion of this security is on loan at November 30, 2022. The total value of securities on loan at November 30, 2022 was $2,072,979, collateralized in the form of cash with a value of $1,180,520 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $1,076,510 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 6.25%, and maturity dates ranging from December 8, 2022 - November 15, 2051. The total value of collateral is $2,257,030.

(b)  The security was purchased with cash collateral held from securities on loan at November 30, 2022. The total value of securities purchased was $1,180,520.

See accompanying notes to the financial statements.

44 :: EFAD MSCI EAFE DIVIDEND GROWERS ETF :: NOVEMBER 30, 2022 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

(c)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations

CVA Dutch Certification

As of November 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,881,988
Aggregate gross unrealized depreciation	(12,603,633)
Net unrealized depreciation	$(4,721,645)
Federal income tax cost	$93,193,730

MSCI EAFE Dividend Growers ETF invested, as a percentage of net assets, in the following countries as of November 30, 2022:

Japan	29.9%
United Kingdom	17.0%
Switzerland	11.2%
Hong Kong	8.6%
Germany	8.3%
Australia	5.8%
Denmark	4.3%
Belgium	4.1%
Netherlands	2.8%
France	1.4%
Norway	1.4%
Spain	1.4%
Ireland	1.4%
Italy	1.4%
Other[a]	1.0%
100.0%

a  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2022 (UNAUDITED) :: MSCI EAFE DIVIDEND GROWERS ETF EFAD :: 45

Investments	Shares	Value
Common Stocks — 99.7%
Aerospace & Defense — 2.2%
AVIC Electromechanical Systems Co. Ltd., Class A	236,400	$366,699
Automobiles — 2.3%
Ford Otomotiv Sanayi A/S	16,271	388,398
Banks — 4.7%
China Merchants Bank Co. Ltd., Class A	82,600	404,272
Taiwan Cooperative Financial Holding Co. Ltd.	449,311	387,444
		791,716
Beverages — 8.7%
Arca Continental SAB de CV	43,686	364,586
Jiangsu King's Luck Brewery JSC Ltd., Class A	61,000	358,504
Kweichow Moutai Co. Ltd., Class A	1,700	380,557
Wuliangye Yibin Co. Ltd., Class A	17,200	377,714
		1,481,361
Chemicals — 11.4%
Asian Paints Ltd.	9,816	382,720
Berger Paints India Ltd.	50,343	384,761
Orbia Advance Corp. SAB de CV	189,119	369,828
Pidilite Industries Ltd.	11,257	379,955
Sinoma Science & Technology Co. Ltd., Class A	124,600	406,091
		1,923,355
Construction & Engineering — 4.8%
China Railway Group Ltd., Class A	506,300	416,781
Metallurgical Corp. of China Ltd., Class A	854,200	398,223
		815,004
Construction Materials — 2.3%
UltraTech Cement Ltd.	4,434	385,325
Diversified Financial Services — 2.4%
Chailease Holding Co. Ltd.	62,492	407,440
Electric Utilities — 4.6%
Interconexion Electrica SA ESP	99,363	401,321
Power Grid Corp. of India Ltd.	139,156	382,765
		784,086
Investments	Shares	Value
Common Stocks (continued)
Food Products — 2.3%
Marico Ltd.	62,507	$389,420
Gas Utilities — 2.2%
China Resources Gas Group Ltd.	106,001	373,198
Health Care Equipment & Supplies — 4.2%
Hartalega Holdings Bhd.	935,704	363,973
Lepu Medical Technology Beijing Co. Ltd., Class A	111,800	354,513
		718,486
Independent Power and Renewable Electricity Producers — 2.2%
China Longyuan Power Group Corp. Ltd., Class H	306,288	373,304
Insurance — 4.8%
People's Insurance Co. Group of China Ltd. (The), Class H	1,230,688	412,806
Ping An Insurance Group Co. of China Ltd., Class A	62,800	395,195
		808,001
Interactive Media & Services — 4.4%
NAVER Corp.	2,687	380,990
Tencent Holdings Ltd.	10,110	371,734
		752,724
IT Services — 2.3%
Infosys Ltd., ADR	19,286	392,470
Machinery — 4.4%
Jiangsu Hengli Hydraulic Co. Ltd., Class A	40,900	376,594
Zhejiang Dingli Machinery Co. Ltd., Class A	53,000	376,783
		753,377
Metals & Mining — 0.0%
Polyus PJSC, GDR*‡(a)(b)	3,949	—
Oil, Gas & Consumable Fuels — 0.0%
Rosneft Oil Co. PJSC, GDR*‡(a)(b)	25,159	—
Personal Products — 2.4%
Hindustan Unilever Ltd.	12,234	403,264

See accompanying notes to the financial statements.

46 :: EMDV MSCI EMERGING MARKETS DIVIDEND GROWERS ETF :: NOVEMBER 30, 2022 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Shares	Value
Common Stocks (continued)
Pharmaceuticals — 6.6%
CSPC Pharmaceutical Group Ltd.	289,238	$369,928
Sino Biopharmaceutical Ltd.	646,608	379,142
Yuhan Corp.	8,452	374,263
		1,123,333
Real Estate Management & Development — 2.6%
Longfor Group Holdings Ltd. (b)	144,763	436,460
Road & Rail — 2.3%
Localiza Rent a Car SA	32,966	381,793
Semiconductors & Semiconductor Equipment — 2.2%
Realtek Semiconductor Corp.	36,113	370,414
Software — 2.2%
Tata Elxsi Ltd.	4,407	379,366
Specialty Retail — 4.7%
China Meidong Auto Holdings Ltd.	213,324	403,109
China Tourism Group Duty Free Corp. Ltd., Class A	13,900	384,291
		787,400
Tobacco — 2.2%
ITC Ltd.	89,091	371,959
Water Utilities — 2.1%
Guangdong Investment Ltd.	394,808	361,905
Wireless Telecommunication Services — 2.2%
America Movil SAB de CV, Series L	375,675	365,472
Total Common Stocks (Cost $17,873,381)		16,885,730
Investments	Principal Amount		Value
Corporate Bonds — 0.0% (c)
Food Products — 0.0% (c)
Britannia Industries Ltd. Series N3, 5.50%, 6/3/2024 (Cost $3,560)	INR	259,086	$3,085
Total Investments — 99.7% (Cost $17,876,941)			16,888,815
Other assets less liabilities — 0.3%			44,239
Net Assets — 100.0%			$16,933,054

*  Non-income producing security.

‡  Value determined using significant unobservable inputs.

(a)  Security fair valued as of November 30, 2022 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at November 30, 2022 amounted to $0, which represents approximately 0.00% of net assets of the Fund.

(b)  Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)  Represents less than 0.05% of net assets.

Abbreviations

ADR  American Depositary Receipt

GDR  Global Depositary Receipt

INR  Indian Rupee

PJSC  Public Joint Stock Company

As of November 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,390,557
Aggregate gross unrealized depreciation	(2,406,590)
Net unrealized depreciation	$(1,016,033)
Federal income tax cost	$17,904,848

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2022 (UNAUDITED) :: MSCI EMERGING MARKETS DIVIDEND GROWERS ETF EMDV :: 47

MSCI Emerging Markets Dividend Growers ETF invested, as a percentage of net assets, in the following countries as of November 30, 2022:

China	50.1%
India	20.4%
Taiwan	6.9%
Mexico	6.5%
South Korea	4.5%
Colombia	2.4%
Israel	2.3%
Turkey	2.3%
Brazil	2.2%
Malaysia	2.1%
Russia	0.0%*
Other[a]	0.3%
100.0%

*  Amount represents less than 0.05%.

a  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

48 :: EMDV MSCI EMERGING MARKETS DIVIDEND GROWERS ETF :: NOVEMBER 30, 2022 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Shares	Value
Common Stocks — 99.1%
Aerospace & Defense — 2.7%
BAE Systems plc	24,329	$238,335
Air Freight & Logistics — 2.6%
DSV A/S	1,474	228,333
Beverages — 2.6%
Diageo plc	5,058	229,378
Building Products — 2.5%
Geberit AG (Registered)	457	214,314
Capital Markets — 2.5%
Partners Group Holding AG	219	212,621
Chemicals — 10.0%
Croda International plc	2,710	219,266
Givaudan SA (Registered)	66	219,319
Sika AG (Registered)	867	215,669
Symrise AG	1,931	216,620
		870,874
Diversified Financial Services — 2.3%
Sofina SA	955	202,170
Diversified Telecommunication Services — 2.5%
Telenor ASA	23,152	221,277
Electronic Equipment, Instruments & Components — 2.5%
Halma plc	8,422	217,846
Equity Real Estate Investment Trusts (REITs) — 2.4%
Warehouses De Pauw CVA	8,042	209,495
Food Products — 7.7%
Chocoladefabriken Lindt & Spruengli AG	21	218,651
Kerry Group plc, Class A	2,342	218,332
Nestle SA (Registered)	1,940	228,748
		665,731
Gas Utilities — 2.5%
Enagas SA	12,464	221,122
Health Care Equipment & Supplies — 4.9%
Coloplast A/S, Class B	1,807	208,524
DiaSorin SpA	1,633	213,456
		421,980
Investments	Shares	Value
Common Stocks (continued)
Health Care Providers & Services — 5.3%
Fresenius Medical Care AG & Co. KGaA	7,228	$221,186
Fresenius SE & Co. KGaA	8,836	241,643
		462,829
Insurance — 2.5%
Legal & General Group plc	71,685	214,790
IT Services — 2.4%
Bechtle AG	5,882	208,158
Machinery — 2.5%
Spirax-Sarco Engineering plc	1,644	219,376
Multi-Utilities — 2.6%
National Grid plc	18,416	222,496
Pharmaceuticals — 13.2%
Novartis AG (Registered)	2,607	228,891
Novo Nordisk A/S, Class B	1,976	241,813
Roche Holding AG	700	226,145
Sanofi	2,507	223,234
UCB SA	2,905	229,659
		1,149,742
Professional Services — 5.2%
RELX plc	8,215	226,189
Wolters Kluwer NV	2,109	228,445
		454,634
Semiconductors & Semiconductor Equipment — 2.5%
ASML Holding NV	377	217,807
Software — 5.1%
AVEVA Group plc	5,922	224,340
SAP SE	2,051	220,600
		444,940
Trading Companies & Distributors — 7.5%
Ashtead Group plc	3,740	221,585
Brenntag SE	3,283	202,753
Bunzl plc	6,192	224,761
		649,099

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2022 (UNAUDITED) :: MSCI EUROPE DIVIDEND GROWERS ETF EUDV :: 49

Investments	Shares	Value
Common Stocks (continued)
Water Utilities — 2.6%
United Utilities Group plc	18,264	$222,726
Total Common Stocks (Cost $9,897,855)		8,620,073
	Principal Amount
Short-Term Investments — 0.4%
Repurchase Agreements (a) — 0.4%
Repurchase Agreements with various counterparties, rates 3.40% - 3.80%, dated 11/30/2022, due 12/1/2022, total to be received $33,135 (Cost $33,131)	$33,131	33,131
Total Investments — 99.5% (Cost $9,930,986)		8,653,204
Other assets less liabilities — 0.5%		44,170
Net Assets — 100.0%		$8,697,374

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations

CVA  Dutch Certification

As of November 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$396,466
Aggregate gross unrealized depreciation	(1,676,976)
Net unrealized depreciation	$(1,280,510)
Federal income tax cost	$9,933,714

MSCI Europe Dividend Growers ETF invested, as a percentage of net assets, in the following countries as of November 30, 2022:

United Kingdom	30.8%
Switzerland	20.3%
Germany	15.1%
Denmark	7.8%
Belgium	7.4%
Netherlands	5.1%
France	2.6%
Norway	2.5%
Spain	2.5%
Ireland	2.5%
Italy	2.5%
Other[a]	0.9%
100.0%

a  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

50 :: EUDV MSCI EUROPE DIVIDEND GROWERS ETF :: NOVEMBER 30, 2022 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Shares	Value
Common Stocks — 99.3%
Auto Components — 0.2%
Visteon Corp.*	199	$29,213
Biotechnology — 4.0%
AbbVie, Inc.	2,098	338,156
Alnylam Pharmaceuticals, Inc.*	256	56,471
Beam Therapeutics, Inc.*	545	25,174
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	1,140	25,984
CRISPR Therapeutics AG*	442	24,217
Intellia Therapeutics, Inc.*	524	26,965
Moderna, Inc.*	710	124,896
Natera, Inc.*	611	25,124
Ultragenyx Pharmaceutical, Inc.*	651	23,631
Veracyte, Inc.*	983	27,269
		697,887
Capital Markets — 0.2%
Coinbase Global, Inc., Class A*	652	29,816
Chemicals — 11.7%
Corbion NV	1,407	42,811
Corteva, Inc.	5,176	347,620
FMC Corp.	2,644	345,412
Ginkgo Bioworks Holdings, Inc.*	19,519	38,843
International Flavors & Fragrances, Inc.	3,434	363,387
Nutrien Ltd.	4,340	348,807
Scotts Miracle-Gro Co. (The)	756	42,283
Sensient Technologies Corp.	1,113	83,152
Symrise AG	2,916	330,597
UPL Ltd.	9,844	95,459
		2,038,371
Communications Equipment — 0.9%
Cisco Systems, Inc.	2,073	103,070
F5, Inc.*	197	30,458
NetScout Systems, Inc.*	789	29,414
		162,942
Consumer Finance — 0.2%
Bread Financial Holdings, Inc.	780	32,003
Diversified Telecommunication Services — 0.3%
Cogent Communications Holdings, Inc.	506	29,373
Iridium Communications, Inc.*	564	29,949
		59,322
Electronic Equipment, Instruments & Components — 0.2%
Cognex Corp.	618	30,764
Investments	Shares	Value
Common Stocks (continued)
Entertainment — 8.8%
Activision Blizzard, Inc.	4,368	$323,014
Embracer Group AB*	11,684	49,403
Netflix, Inc.*	1,172	358,081
Nintendo Co. Ltd.	6,157	262,795
Sea Ltd., ADR*	2,075	121,118
Take-Two Interactive Software, Inc.*	513	54,219
Walt Disney Co. (The)*	3,676	359,770
		1,528,400
Equity Real Estate Investment Trusts (REITs) — 0.3%
Equinix, Inc.	72	49,727
Food Products — 4.4%
Kerry Group plc, Class A	3,536	333,148
McCormick & Co., Inc. (Non-Voting)	4,029	343,190
Simply Good Foods Co. (The)*	2,258	90,094
		766,432
Health Care Equipment & Supplies — 9.0%
Abbott Laboratories	3,256	350,280
ABIOMED, Inc.*	97	36,646
CONMED Corp.	263	21,790
Dexcom, Inc.*	838	97,443
Edwards Lifesciences Corp.*	1,323	102,202
Glaukos Corp.*	523	24,356
Globus Medical, Inc., Class A*	370	27,339
ICU Medical, Inc.*	163	25,955
Inari Medical, Inc.*	328	24,134
Inspire Medical Systems, Inc.*	120	28,988
Integra LifeSciences Holdings Corp.*	494	27,140
Intuitive Surgical, Inc.*	762	206,037
Masimo Corp.*	181	26,234
Medtronic plc	2,020	159,661
Neogen Corp.*	5,720	94,723
NuVasive, Inc.*	706	27,421
QuidelOrtho Corp.*	298	26,108
ResMed, Inc.	313	72,053
Shockwave Medical, Inc.*	102	25,867
Stryker Corp.	727	170,038
		1,574,415
Health Care Providers & Services — 1.0%
1Life Healthcare, Inc.*	1,536	26,097
Acadia Healthcare Co., Inc.*	307	27,341
Guardant Health, Inc.*	530	27,740
Henry Schein, Inc.*	324	26,218
Premier, Inc., Class A	786	26,213
Quest Diagnostics, Inc.	249	37,806
		171,415

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2022 (UNAUDITED) :: MSCI TRANSFORMATIONAL CHANGES ETF ANEW :: 51

Investments	Shares	Value
Common Stocks (continued)
Health Care Technology — 0.3%
Doximity, Inc., Class A*	806	$27,396
Teladoc Health, Inc.*	934	26,628
		54,024
Hotels, Restaurants & Leisure — 2.1%
Booking Holdings, Inc.*	174	361,824
Household Durables — 0.3%
Sonos, Inc.*	2,961	51,906
Interactive Media & Services — 7.4%
Alphabet, Inc., Class A*	3,448	348,214
Meta Platforms, Inc., Class A*	3,012	355,717
Pinterest, Inc., Class A*	2,077	52,797
REA Group Ltd.	589	49,297
Snap, Inc., Class A*	4,812	49,612
Tencent Holdings Ltd.	9,173	337,281
Ziff Davis, Inc.*	571	52,680
ZoomInfo Technologies, Inc.*	1,903	54,426
		1,300,024
Internet & Direct Marketing Retail — 7.6%
Alibaba Group Holding Ltd.*	33,022	337,790
Amazon.com, Inc.*	3,585	346,096
Delivery Hero SE*(a)	4,500	191,850
DoorDash, Inc., Class A*	5,066	295,094
eBay, Inc.	3,234	146,953
		1,317,783
IT Services — 6.4%
Accenture plc, Class A	390	117,363
Block, Inc., Class A*	430	29,141
Cloudflare, Inc., Class A*	627	30,811
Elm Co.	369	32,294
Euronet Worldwide, Inc.*	327	30,395
GoDaddy, Inc., Class A*	353	27,933
International Business Machines Corp.	430	64,027
Kyndryl Holdings, Inc.*	2,900	33,959
Mastercard, Inc., Class A	720	256,608
Nuvei Corp.*(a)	982	30,267
Okta, Inc.*	591	31,512
PayPal Holdings, Inc.*	917	71,902
Perficient, Inc.*	427	30,338
Twilio, Inc., Class A*	599	29,363
Visa, Inc., Class A	1,365	296,205
		1,112,118
Investments	Shares	Value
Common Stocks (continued)
Life Sciences Tools & Services — 4.4%
10X Genomics, Inc., Class A*	643	$24,858
Bio-Techne Corp.	384	32,636
Danaher Corp.	1,192	325,905
Genscript Biotech Corp.*	9,846	24,908
Illumina, Inc.*	336	73,275
Medpace Holdings, Inc.*	116	24,347
Pacific Biosciences of California, Inc.*	2,408	25,886
QIAGEN NV*	533	26,246
Thermo Fisher Scientific, Inc.	371	207,842
		765,903
Machinery — 3.5%
AGCO Corp.	1,355	179,836
Deere & Co.	815	359,415
Lindsay Corp.	245	43,240
SMC Corp.	65	29,071
		611,562
Pharmaceuticals — 6.6%
Bristol-Myers Squibb Co.	2,294	184,162
Catalent, Inc.*	594	29,777
Johnson & Johnson	1,915	340,870
Merck & Co., Inc.	2,893	318,577
Roche Holding AG	830	269,986
		1,143,372
Professional Services — 0.2%
ASGN, Inc.*	336	30,442
Semiconductors & Semiconductor Equipment — 5.4%
Advanced Micro Devices, Inc.*	991	76,931
Ambarella, Inc.*	386	28,641
Broadcom, Inc.	160	88,165
Intel Corp.	2,577	77,490
Lattice Semiconductor Corp.*	439	31,972
MaxLinear, Inc.*	828	30,305
MediaTek, Inc.	1,274	30,216
NVIDIA Corp.	2,079	351,829
NXP Semiconductors NV	217	38,157
QUALCOMM, Inc.	960	121,431
Silicon Laboratories, Inc.*	210	30,543
Synaptics, Inc.*	290	30,731
		936,411
Software — 11.0%
Adobe, Inc.*	1,020	351,829
Altair Engineering, Inc., Class A*	626	30,718

See accompanying notes to the financial statements.

52 :: ANEW MSCI TRANSFORMATIONAL CHANGES ETF :: NOVEMBER 30, 2022 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Shares	Value
Common Stocks (continued)
ANSYS, Inc.*	513	$130,456
BlackBerry Ltd.*	6,228	30,187
Blackline, Inc.*	487	32,965
Box, Inc., Class A*	1,033	28,356
Check Point Software Technologies Ltd.*	228	30,285
Coupa Software, Inc.*	643	40,663
Crowdstrike Holdings, Inc., Class A*	212	24,942
CyberArk Software Ltd.*	183	27,280
DocuSign, Inc.*	641	30,172
Dropbox, Inc., Class A*	1,253	29,521
Five9, Inc.*	507	32,504
Fortinet, Inc.*	564	29,982
Gen Digital, Inc.	1,304	29,940
HubSpot, Inc.*	186	56,364
KnowBe4, Inc., Class A*	1,195	29,504
Microsoft Corp.	1,389	354,389
Nutanix, Inc., Class A*	1,009	28,514
Oracle Corp.	1,322	109,766
Palo Alto Networks, Inc.*	246	41,795
Paylocity Holding Corp.*	142	30,932
Qualys, Inc.*	238	29,350
RingCentral, Inc., Class A*	814	30,167
Sangfor Technologies, Inc., Class A	1,800	28,282
SAP SE	596	64,786
ServiceNow, Inc.*	169	70,355
Sprout Social, Inc., Class A*	854	50,642
Tenable Holdings, Inc.*	758	28,940
Trend Micro, Inc.	583	28,751
Varonis Systems, Inc.*	1,425	30,267
VMware, Inc., Class A*	253	30,737
		1,923,341
Specialty Retail — 0.3%
GameStop Corp., Class A*	1,834	48,069
Technology Hardware, Storage & Peripherals — 2.6%
Apple, Inc.	2,231	330,255
NetApp, Inc.	364	24,610
Samsung Electronics Co. Ltd., GDR (a)	57	66,291
Super Micro Computer, Inc.*	341	30,768
		451,924
Total Common Stocks (Cost $21,642,710)		17,279,410
Investments	Principal Amount	Value
Short-Term Investments — 0.1%
Repurchase Agreements (b) — 0.1%
Repurchase Agreements with various counterparties, rates 3.40% - 3.80%, dated 11/30/2022, due 12/1/2022, total to be received $16,776 (Cost $16,775)	$16,775	$16,775
Total Investments — 99.4% (Cost $21,659,485)		17,296,185
Other assets less liabilities — 0.6%		112,447
Net Assets — 100.0%		$17,408,632

*  Non-income producing security.

(a)  Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations

ADR American Depositary Receipt

GDR Global Depositary Receipt

As of November 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$654,901
Aggregate gross unrealized depreciation	(5,117,713)
Net unrealized depreciation	$(4,462,812)
Federal income tax cost	$21,758,997

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2022 (UNAUDITED) :: MSCI TRANSFORMATIONAL CHANGES ETF ANEW :: 53

MSCI Transformational Changes ETF invested, as a percentage of net assets, in the following countries as of November 30, 2022:

United States	80.6%
China	4.3%
Germany	3.5%
Canada	2.4%
Ireland	1.9%
Japan	1.8%
Switzerland	1.6%
Singapore	0.7%
India	0.6%
South Korea	0.4%
Israel	0.3%
Sweden	0.3%
Australia	0.3%
Netherlands	0.2%
Saudi Arabia	0.2%
Taiwan	0.2%
Other[a]	0.7%
100.0%

a  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

54 :: ANEW MSCI TRANSFORMATIONAL CHANGES ETF :: NOVEMBER 30, 2022 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Shares	Value
Common Stocks — 99.7%
Biotechnology — 7.0%
Moderna, Inc.*	614	$108,009
Novavax, Inc.*(a)	3,405	56,148
		164,157
Chemicals — 6.6%
Advanced Nano Products Co. Ltd.	474	31,592
Cabot Corp.	1,273	93,718
Nanofilm Technologies International Ltd. (b)	28,978	28,323
		153,633
Electrical Equipment — 2.0%
Nissin Electric Co. Ltd.	4,710	45,739
Electronic Equipment, Instruments & Components — 4.9%
nLight, Inc.*	1,963	21,318
Oxford Instruments plc	2,520	65,604
Park Systems Corp.	303	26,881
		113,803
Life Sciences Tools & Services — 8.8%
Agilent Technologies, Inc.	670	103,837
Bruker Corp.	1,511	101,856
		205,693
Semiconductors & Semiconductor Equipment — 64.8%
Advanced Micro Devices, Inc.*	1,494	115,979
Applied Materials, Inc.	1,033	113,217
ASML Holding NV	193	112,689
Axcelis Technologies, Inc.*	1,443	115,238
Entegris, Inc.	1,145	88,497
Intel Corp.	3,187	95,833
KLA Corp.	288	113,227
Lam Research Corp.	228	107,703
Meta Materials, Inc.*(a)	15,718	29,864
NVIDIA Corp.	670	113,384
Onto Innovation, Inc.*	1,379	110,251
Photronics, Inc.*	2,686	50,497
SkyWater Technology, Inc.*	1,767	17,440
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,422	117,998
Ultra Clean Holdings, Inc.*	1,978	70,476
Ulvac, Inc.	2,156	92,585
Veeco Instruments, Inc.*	2,239	44,512
		1,509,390
Investments	Shares	Value
Common Stocks (continued)
Technology Hardware, Storage & Peripherals — 5.6%
Canon, Inc.	4,445	$103,391
Nano Dimension Ltd., ADR*	11,206	27,679
		131,070
Total Common Stocks (Cost $2,936,819)		2,323,485
Securities Lending Reinvestments (c) — 3.9%
Investment Companies — 3.9%
BlackRock Liquidity FedFund, Institutional Class 3.55% (Cost $91,944)	91,944	91,944
Total Investments — 103.6% (Cost $3,028,763)		2,415,429
Liabilities in excess of other assets — (3.6%)		(85,007)
Net Assets — 100.0%		$2,330,422

*  Non-income producing security.

(a)  The security or a portion of this security is on loan at November 30, 2022. The total value of securities on loan at November 30, 2022 was $84,114, collateralized in the form of cash with a value of $91,944 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments.

(b)  Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)  The security was purchased with cash collateral held from securities on loan at November 30, 2022. The total value of securities purchased was $91,944.

Abbreviations

ADR  American Depositary Receipt

As of November 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$95,675
Aggregate gross unrealized depreciation	(713,450)
Net unrealized depreciation	$(617,775)
Federal income tax cost	$3,033,204

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2022 (UNAUDITED) :: NANOTECHNOLOGY ETF TINY :: 55

Nanotechnology ETF invested, as a percentage of net assets, in the following countries as of November 30, 2022:

United States	71.7%
Japan	10.4%
Taiwan	5.1%
Netherlands	4.8%
United Kingdom	2.8%
South Korea	2.5%
Singapore	1.2%
Israel	1.2%
Other[a]	0.3%
100.0%

a  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

56 :: TINY NANOTECHNOLOGY ETF :: NOVEMBER 30, 2022 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Shares	Value
Common Stocks — 99.9%
Beverages — 4.2%
Keurig Dr Pepper, Inc.	11,683	$451,782
Biotechnology — 16.8%
Biogen, Inc.*	1,648	502,920
Regeneron Pharmaceuticals, Inc.*	592	445,006
Seagen, Inc.*	3,269	396,824
Vertex Pharmaceuticals, Inc.*	1,487	470,487
		1,815,237
Commercial Services & Supplies — 4.9%
Cintas Corp.	1,144	528,276
Electric Utilities — 4.8%
Constellation Energy Corp.	5,367	515,876
Entertainment — 5.4%
Netflix, Inc.*	1,896	579,285
Food & Staples Retailing — 4.8%
Costco Wholesale Corp.	959	517,141
Health Care Equipment & Supplies — 4.8%
Dexcom, Inc.*	4,477	520,586
Internet & Direct Marketing Retail — 6.3%
Pinduoduo, Inc., ADR*	8,241	676,092
IT Services — 9.3%
Automatic Data Processing, Inc.	1,930	509,790
Paychex, Inc.	3,994	495,376
		1,005,166
Machinery — 4.9%
PACCAR, Inc.	4,941	523,301
Software — 14.1%
Cadence Design Systems, Inc.*	2,958	508,894
Palo Alto Networks, Inc.*	2,817	478,608
Synopsys, Inc.*	1,571	533,418
		1,520,920
Specialty Retail — 10.6%
O'Reilly Automotive, Inc.*	596	515,266
Ross Stores, Inc.	5,354	630,005
		1,145,271
Investments	Shares	Value
Common Stocks (continued)
Technology Hardware, Storage & Peripherals — 4.3%
Apple, Inc.	3,152	$466,590
Wireless Telecommunication Services — 4.7%
T-Mobile US, Inc.*	3,316	502,241
Total Common Stocks (Cost $9,692,374)		10,767,764
	Principal Amount
Short-Term Investments — 0.1%
Repurchase Agreements (a) — 0.1%
Repurchase Agreements with various counterparties, rates 3.40% - 3.80%, dated 11/30/2022, due 12/1/2022, total to be received $12,427 (Cost $12,425)	$12,425	12,425
Total Investments — 100.0% (Cost $9,704,799)		10,780,189
Liabilities in excess of other assets — 0.0%		(320)
Net Assets — 100.0%		$10,779,869

*  Non-income producing security.

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations

ADR American Depositary Receipt

As of November 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,265,974
Aggregate gross unrealized depreciation	(211,177)
Net unrealized appreciation	$1,054,797
Federal income tax cost	$9,725,392

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2022 (UNAUDITED) :: NASDAQ-100 DORSEY WRIGHT MOMENTUM ETF QQQA :: 57

Investments	Shares	Value
Common Stocks — 99.7%
Entertainment — 55.5%
Activision Blizzard, Inc.	619	$45,775
Bilibili, Inc., Class Z*	1,662	26,980
Capcom Co. Ltd.	1,098	33,197
Electronic Arts, Inc.	343	44,858
Embracer Group AB*(a)	4,844	20,482
Krafton, Inc.*	175	30,121
NCSoft Corp.	105	37,459
Netflix, Inc.*	243	74,244
Nexon Co. Ltd.	1,981	41,516
ROBLOX Corp., Class A*	1,611	51,181
Spotify Technology SA*	429	34,071
Square Enix Holdings Co. Ltd.	554	24,834
Take-Two Interactive Software, Inc.*	380	40,162
Tencent Music Entertainment Group, ADR*	4,437	31,103
Ubisoft Entertainment SA*	670	18,532
		554,515
Interactive Media & Services — 4.7%
Bumble, Inc., Class A*	524	12,765
Snap, Inc., Class A*	3,327	34,301
		47,066
Internet & Direct Marketing Retail — 17.8%
Delivery Hero SE*(b)	1,123	47,877
DoorDash, Inc., Class A*	709	41,299
Just Eat Takeaway.com NV*(b)	1,317	29,588
Meituan, Class B*(b)	2,115	44,299
Zomato Ltd.*	18,449	14,782
		177,845
Leisure Products — 3.6%
Peloton Interactive, Inc., Class A*	1,899	21,611
Sega Sammy Holdings, Inc.	1,053	13,901
		35,512
Road & Rail — 11.9%
Grab Holdings Ltd., Class A*	12,813	38,695
Lyft, Inc., Class A*	1,976	22,171
Uber Technologies, Inc.*	2,000	58,280
		119,146
Semiconductors & Semiconductor Equipment — 6.2%
Ambarella, Inc.*	241	17,882
NVIDIA Corp.	259	43,831
		61,713
Total Common Stocks (Cost $1,889,475)		995,797
Investments	Shares	Value
Securities Lending Reinvestments (c) — 0.1%
Investment Companies — 0.1%
BlackRock Liquidity FedFund, Institutional Class 3.55% (Cost $635)	635	$635
Total Investments — 99.8% (Cost $1,890,110)		996,432
Other assets less liabilities — 0.2%		1,903
Net Assets — 100.0%		$998,335

*  Non-income producing security.

(a)  The security or a portion of this security is on loan at November 30, 2022. The total value of securities on loan at November 30, 2022 was $16,478, collateralized in the form of cash with a value of $635 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $18,016 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.25% - 3.13%, and maturity dates ranging from April 15, 2023 - February 15, 2050. The total value of collateral is $18,651.

(b)  Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)  The security was purchased with cash collateral held from securities on loan at November 30, 2022. The total value of securities purchased was $635.

As of November 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$20,609
Aggregate gross unrealized depreciation	(959,389)
Net unrealized depreciation	$(938,780)
Federal income tax cost	$1,935,212

See accompanying notes to the financial statements.

58 :: OND ON-DEMAND ETF :: NOVEMBER 30, 2022 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

On-Demand ETF invested, as a percentage of net assets, in the following countries as of November 30, 2022:

United States	54.8%
Japan	11.4%
China	10.2%
South Korea	6.8%
Germany	4.8%
Luxembourg	3.4%
Netherlands	3.0%
Sweden	2.0%
France	1.8%
India	1.5%
Other[a]	0.3%
100.0%

a  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2022 (UNAUDITED) :: ON-DEMAND ETF OND :: 59

Investments	Shares	Value
Common Stocks — 99.9%
Entertainment — 5.0%
Sea Ltd., ADR*	109,250	$6,376,922
Food & Staples Retailing — 0.2%
DingDong Cayman Ltd., ADR*	58,045	253,657
Health Care Equipment & Supplies — 3.8%
Figs, Inc., Class A*	616,297	4,825,606
Interactive Media & Services — 3.2%
Shutterstock, Inc.	74,079	3,986,932
Internet & Direct Marketing Retail — 87.7%
Alibaba Group Holding Ltd., ADR*	173,648	15,204,619
Amazon.com, Inc.*	300,455	29,005,926
Chewy, Inc., Class A*	117,091	5,050,135
ContextLogic, Inc., Class A*(a)	5,604,956	4,112,356
Coupang, Inc.*	105,526	2,055,646
Dada Nexus Ltd., ADR*	50,314	313,456
DoorDash, Inc., Class A*	91,362	5,321,837
eBay, Inc.	179,219	8,143,711
Etsy, Inc.*	38,950	5,144,906
Farfetch Ltd., Class A*	29,538	251,073
Fiverr International Ltd.*	6,664	234,373
Global-e Online Ltd.*	11,675	251,830
JD.com, Inc., ADR	95,767	5,475,957
MercadoLibre, Inc.*	3,003	2,795,748
Overstock.com, Inc.*	151,975	4,045,574
Ozon Holdings plc, ADR*‡(b)	60,470	—
Pinduoduo, Inc., ADR*	74,808	6,137,248
Qurate Retail, Inc., Series A*	1,691,068	3,974,010
Revolve Group, Inc.*(a)	153,760	4,062,339
Vipshop Holdings Ltd., ADR*	36,648	408,625
Wayfair, Inc., Class A*	124,565	4,564,062
Xometry, Inc., Class A*(a)	92,010	3,885,582
		110,439,013
Total Common Stocks (Cost $242,730,264)		125,882,130
Securities Lending Reinvestments (c) — 2.0%
Investment Companies — 2.0%
BlackRock Liquidity FedFund, Institutional Class 3.55% (Cost $2,494,085)	2,494,085	2,494,085
Investments	Principal Amount	Value
Short-Term Investments — 0.1%
Repurchase Agreements (d) — 0.1%
Repurchase Agreements with various counterparties, rates 3.40% - 3.80%, dated 11/30/2022, due 12/1/2022, total to be received $148,011 (Cost $147,997)	$147,997	$147,997
Total Investments — 102.0% (Cost $245,372,346)		128,524,212
Liabilities in excess of other assets — (2.0%)		(2,563,986)
Net Assets — 100.0%		$125,960,226

*  Non-income producing security.

‡  Value determined using significant unobservable inputs.

(a)  The security or a portion of this security is on loan at November 30, 2022. The total value of securities on loan at November 30, 2022 was $4,902,362, collateralized in the form of cash with a value of $2,494,085 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $2,174,856 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 5.25%, and maturity dates ranging from July 15, 2023 - May 15, 2047. The total value of collateral is $4,668,941.

(b)  Security fair valued as of November 30, 2022 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at November 30, 2022 amounted to $0, which represents approximately 0.00% of net assets of the Fund.

(c)  The security was purchased with cash collateral held from securities on loan at November 30, 2022. The total value of securities purchased was $2,494,085.

(d)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations

ADR  American Depositary Receipt

As of November 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,947,528
Aggregate gross unrealized depreciation	(142,490,909)
Net unrealized depreciation	$(140,543,381)
Federal income tax cost	$269,067,593

See accompanying notes to the financial statements.
60 :: ONLN ONLINE RETAIL ETF :: NOVEMBER 30, 2022 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Shares	Value
Common Stocks — 99.5%
Distributors — 0.0% (a)
Arata Corp.	922	$26,874
Diversified Consumer Services — 0.9%
Rover Group, Inc.*	207,550	1,000,391
Food Products — 12.9%
Freshpet, Inc.*	76,027	5,095,330
General Mills, Inc.	38,921	3,319,961
J M Smucker Co. (The)	6,796	1,046,652
Nestle SA (Registered)	46,056	5,467,827
		14,929,770
Health Care Equipment & Supplies — 12.8%
Heska Corp.*	25,157	1,618,853
IDEXX Laboratories, Inc.*	26,498	11,284,703
Vimian Group AB*	427,677	1,445,701
Zomedica Corp.*	2,400,013	480,003
		14,829,260
Health Care Providers & Services — 6.2%
AmerisourceBergen Corp.	10,994	1,876,566
CVS Group plc	178,148	4,341,494
Patterson Cos., Inc.	5,953	169,303
PetIQ, Inc.*	67,617	802,614
		7,189,977
Household Products — 7.0%
Central Garden & Pet Co., Class A*	99,973	3,905,945
Colgate-Palmolive Co.	54,866	4,251,018
		8,156,963
Insurance — 4.4%
Anicom Holdings, Inc.	175,689	922,402
Trupanion, Inc.*	81,125	4,240,404
		5,162,806
Internet & Direct Marketing Retail — 8.9%
Chewy, Inc., Class A*	216,415	9,333,979
PetMed Express, Inc.	48,965	969,507
		10,303,486
Pharmaceuticals — 35.3%
Dechra Pharmaceuticals plc	258,828	8,485,106
Elanco Animal Health, Inc.*	865,485	11,138,792
Merck & Co., Inc.	53,712	5,914,765
SwedenCare AB	145,688	480,686
Virbac SA	10,543	2,671,450
Zoetis, Inc.	78,712	12,132,667
		40,823,466
Investments	Shares	Value
Common Stocks (continued)
Specialty Retail — 11.1%
Musti Group OYJ*	80,195	$1,273,461
Pet Center Comercio e Participacoes SA	854,625	1,213,752
Pet Valu Holdings Ltd.	80,902	2,367,247
Petco Health & Wellness Co., Inc.*	376,980	4,161,859
Pets at Home Group plc	1,201,783	3,815,215
		12,831,534
Total Common Stocks (Cost $181,578,664)		115,254,527
	Principal Amount
Short-Term Investments — 0.3%
Repurchase Agreements (b) — 0.3%
Repurchase Agreements with various counterparties, rates 3.40% - 3.80%, dated 11/30/2022, due 12/1/2022, total to be received $307,813 (Cost $307,782)	$307,782	307,782
Total Investments — 99.8% (Cost $181,886,446)		115,562,309
Other assets less liabilities — 0.2%		210,811
Net Assets — 100.0%		$115,773,120

*  Non-income producing security.

(a)  Represents less than 0.05% of net assets.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,686,705
Aggregate gross unrealized depreciation	(73,257,398)
Net unrealized depreciation	$(68,570,693)
Federal income tax cost	$184,133,002

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2022 (UNAUDITED) :: PET CARE ETF PAWZ :: 61

Pet Care ETF invested, as a percentage of net assets, in the following countries as of November 30, 2022:

United States	71.0%
United Kingdom	14.4%
Switzerland	4.7%
Canada	2.5%
France	2.3%
Sweden	1.7%
Finland	1.1%
Brazil	1.0%
Japan	0.8%
Other[a]	0.5%
100.0%

a  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

62 :: PAWZ PET CARE ETF :: NOVEMBER 30, 2022 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Shares	Value
Common Stocks — 99.7%
Banks — 23.6%
Associated Banc-Corp.	409,087	$10,063,540
Atlantic Union Bankshares Corp.	252,156	8,994,405
City Holding Co. (a)	96,291	9,813,979
Community Bank System, Inc. (a)	125,127	8,150,773
First Financial Corp.	176,359	8,477,577
First Interstate BancSystem, Inc., Class A	205,375	8,958,457
First Merchants Corp.	204,748	9,051,909
Fulton Financial Corp.	503,452	9,359,173
Glacier Bancorp, Inc.	163,343	9,457,560
Home BancShares, Inc.	349,876	8,904,344
Independent Bank Corp.	105,173	9,520,260
International Bancshares Corp.	195,861	10,317,957
Lakeland Bancorp, Inc.	499,137	9,323,879
Northwest Bancshares, Inc.	577,946	8,836,794
Peoples Bancorp, Inc.	272,003	8,160,090
Sandy Spring Bancorp, Inc.	212,281	7,391,624
Simmons First National Corp., Class A	347,585	8,067,448
Southside Bancshares, Inc.	216,167	7,855,509
SouthState Corp.	104,773	9,204,308
Tompkins Financial Corp.	111,576	9,321,059
United Bankshares, Inc.	222,610	9,547,743
Washington Trust Bancorp, Inc.	161,726	8,047,486
WesBanco, Inc.	238,408	9,643,604
		206,469,478
Building Products — 2.2%
Apogee Enterprises, Inc.	204,154	9,850,430
Griffon Corp.	256,915	9,071,669
		18,922,099
Capital Markets — 0.9%
Cohen & Steers, Inc.	114,200	7,565,750
Chemicals — 5.9%
Avient Corp.	188,677	6,530,111
Balchem Corp.	62,589	8,812,531
HB Fuller Co.	127,890	10,270,846
Quaker Chemical Corp. (a)	47,670	9,380,979
Sensient Technologies Corp. (a)	102,857	7,684,447
Stepan Co.	79,458	8,865,129
		51,544,043
Commercial Services & Supplies — 4.9%
ABM Industries, Inc.	180,968	8,538,070
Brady Corp., Class A	176,338	8,446,590
Healthcare Services Group, Inc.	585,128	8,162,536
Investments	Shares	Value
Common Stocks (continued)
HNI Corp.	260,043	$7,541,247
Matthews International Corp., Class A	321,494	10,178,500
		42,866,943
Diversified Telecommunication Services — 1.0%
Cogent Communications Holdings, Inc.	150,647	8,745,058
Electric Utilities — 2.9%
ALLETE, Inc.	136,148	9,012,997
PNM Resources, Inc.	170,312	8,345,288
Portland General Electric Co.	156,430	7,701,049
		25,059,334
Electronic Equipment, Instruments & Components — 1.1%
Badger Meter, Inc.	86,135	9,976,156
Equity Real Estate Investment Trusts (REITs) — 3.7%
Agree Realty Corp.	108,604	7,596,850
STAG Industrial, Inc.	265,762	8,746,227
Terreno Realty Corp.	133,808	7,846,501
Universal Health Realty Income Trust	161,439	8,473,933
		32,663,511
Food & Staples Retailing — 2.0%
Andersons, Inc. (The)	219,476	8,449,826
SpartanNash Co.	272,762	8,960,232
		17,410,058
Food Products — 4.1%
Calavo Growers, Inc.	195,723	6,842,476
J & J Snack Foods Corp.	55,258	9,063,417
Lancaster Colony Corp.	48,237	9,991,812
Tootsie Roll Industries, Inc.	229,255	10,305,013
		36,202,718
Gas Utilities — 5.6%
Chesapeake Utilities Corp.	64,274	7,695,526
New Jersey Resources Corp.	182,479	9,078,330
Northwest Natural Holding Co.	171,250	8,581,338
South Jersey Industries, Inc.	241,419	8,377,239
Southwest Gas Holdings, Inc.	102,790	7,037,004
Spire, Inc.	116,901	8,662,364
		49,431,801
Health Care Equipment & Supplies — 1.8%
Atrion Corp.	13,389	8,097,667
LeMaitre Vascular, Inc.	163,771	7,672,672
		15,770,339

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2022 (UNAUDITED) :: RUSSELL 2000 DIVIDEND GROWERS ETF SMDV :: 63

Investments	Shares	Value
Common Stocks (continued)
Health Care Providers & Services — 1.0%
Ensign Group, Inc. (The)	97,204	$9,234,380
Household Products — 0.8%
WD-40 Co.	43,162	7,229,635
Insurance — 4.4%
AMERISAFE, Inc.	169,406	10,057,634
CNO Financial Group, Inc.	448,101	10,521,412
Horace Mann Educators Corp.	229,155	8,843,091
Mercury General Corp.	252,737	9,169,298
		38,591,435
Internet & Direct Marketing Retail — 0.9%
PetMed Express, Inc. (a)	392,525	7,771,995
Machinery — 9.7%
Alamo Group, Inc.	62,699	9,436,200
Douglas Dynamics, Inc.	278,348	10,833,304
Franklin Electric Co., Inc.	94,146	7,842,362
Hillenbrand, Inc.	198,643	9,932,150
Kadant, Inc.	45,662	8,814,592
Lindsay Corp.	51,341	9,061,173
Standex International Corp.	93,444	9,816,292
Trinity Industries, Inc.	338,063	10,354,870
Watts Water Technologies, Inc., Class A	58,995	9,347,758
		85,438,701
Media — 1.0%
John Wiley & Sons, Inc., Class A	177,033	8,393,134
Metals & Mining — 3.2%
Kaiser Aluminum Corp.	116,802	10,558,901
Materion Corp.	98,164	7,908,092
Worthington Industries, Inc.	163,548	9,279,713
		27,746,706
Mortgage Real Estate Investment Trusts (REITs) — 0.9%
Arbor Realty Trust, Inc.	560,718	8,343,484
Multi-Utilities — 2.8%
Avista Corp.	197,871	8,168,115
Black Hills Corp.	106,837	7,652,734
NorthWestern Corp.	151,963	8,876,159
		24,697,008
Investments	Shares	Value
Common Stocks (continued)
Personal Products — 0.9%
Nu Skin Enterprises, Inc., Class A	200,526	$8,363,939
Professional Services — 2.1%
Exponent, Inc.	88,653	9,167,607
Insperity, Inc.	74,649	8,849,639
		18,017,246
Real Estate Management & Development — 0.9%
Kennedy-Wilson Holdings, Inc.	460,936	7,845,131
Semiconductors & Semiconductor Equipment — 1.1%
Power Integrations, Inc.	118,923	9,570,923
Thrifts & Mortgage Finance — 1.1%
Federal Agricultural Mortgage Corp., Class C	74,967	9,434,597
Tobacco — 1.0%
Universal Corp.	160,560	9,137,470
Trading Companies & Distributors — 3.4%
Applied Industrial Technologies, Inc.	77,972	10,330,510
GATX Corp.	85,785	9,672,259
McGrath RentCorp	96,375	9,456,315
		29,459,084
Water Utilities — 4.2%
American States Water Co. (a)	97,455	9,549,615
California Water Service Group	137,750	8,944,107
Middlesex Water Co.	91,399	8,541,237
SJW Group	126,298	9,433,198
		36,468,157
Wireless Telecommunication Services — 0.6%
Telephone and Data Systems, Inc.	499,699	5,266,827
Total Common Stocks (Cost $784,610,250)		873,637,140
Securities Lending Reinvestments (b) — 0.4%
Investment Companies — 0.4%
BlackRock Liquidity FedFund, Institutional Class 3.55% (Cost $3,428,000)	3,428,000	3,428,000

See accompanying notes to the financial statements.

64 :: SMDV RUSSELL 2000 DIVIDEND GROWERS ETF :: NOVEMBER 30, 2022 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 0.1%
Repurchase Agreements (c) — 0.1%
Repurchase Agreements with various counterparties, rates 3.40% - 3.80%, dated 11/30/2022, due 12/1/2022, total to be received $941,465 (Cost $941,365)	$941,365	$941,365
Total Investments — 100.2% (Cost $788,979,615)		878,006,505
Liabilities in excess of other assets — (0.2%)		(2,114,579)
Net Assets — 100.0%		$875,891,926

(a)  The security or a portion of this security is on loan at November 30, 2022. The total value of securities on loan at November 30, 2022 was $9,610,994, collateralized in the form of cash with a value of $3,428,000 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $6,167,373 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 5.25%, and maturity dates ranging from December 15, 2022 - November 15, 2051. The total value of collateral is $9,595,373.

(b)  The security was purchased with cash collateral held from securities on loan at November 30, 2022. The total value of securities purchased was $3,428,000.

(c)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$133,745,315
Aggregate gross unrealized depreciation	(47,415,921)
Net unrealized appreciation	$86,329,394
Federal income tax cost	$791,677,111

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2022 (UNAUDITED) :: RUSSELL 2000 DIVIDEND GROWERS ETF SMDV :: 65

Investments	Shares	Value
Common Stocks — 99.8%
Banks — 3.3%
Commerce Bancshares, Inc.	2,507	$187,825
United Bankshares, Inc.	4,697	201,454
		389,279
Beverages — 4.5%
Brown-Forman Corp., Class B	2,377	173,569
Coca-Cola Co. (The)	2,777	176,645
PepsiCo, Inc.	997	184,953
		535,167
Building Products — 1.3%
Carlisle Cos., Inc.	575	151,288
Capital Markets — 4.5%
Franklin Resources, Inc.	6,646	178,179
S&P Global, Inc.	491	173,225
T. Rowe Price Group, Inc.	1,447	180,745
		532,149
Chemicals — 9.9%
Air Products and Chemicals, Inc.	691	214,320
HB Fuller Co.	2,700	216,837
PPG Industries, Inc.	1,385	187,280
RPM International, Inc.	1,845	191,179
Sherwin-Williams Co. (The)	741	184,642
Stepan Co.	1,677	187,103
		1,181,361
Commercial Services & Supplies — 4.7%
ABM Industries, Inc.	3,817	180,086
Brady Corp., Class A	3,720	178,188
MSA Safety, Inc.	1,463	206,298
		564,572
Containers & Packaging — 1.4%
Sonoco Products Co.	2,747	168,583
Distributors — 1.7%
Genuine Parts Co.	1,100	201,663
Electrical Equipment — 1.7%
Emerson Electric Co.	2,100	201,117
Equity Real Estate Investment Trusts (REITs) — 1.6%
Federal Realty Investment Trust	1,701	188,981
Investments	Shares	Value
Common Stocks (continued)
Food & Staples Retailing — 4.9%
Sysco Corp.	2,104	$182,017
Walgreens Boots Alliance, Inc.	4,883	202,644
Walmart, Inc.	1,280	195,098
		579,759
Food Products — 8.1%
Archer-Daniels-Midland Co.	1,968	191,880
Hormel Foods Corp.	3,669	172,443
Lancaster Colony Corp.	1,017	210,661
McCormick & Co., Inc. (Non-Voting)	2,032	173,086
Tootsie Roll Industries, Inc.	4,836	217,378
		965,448
Gas Utilities — 2.9%
National Fuel Gas Co.	2,453	162,462
Northwest Natural Holding Co.	3,616	181,198
		343,660
Health Care Equipment & Supplies — 4.2%
Abbott Laboratories	1,642	176,646
Becton Dickinson and Co.	676	168,554
Medtronic plc	1,948	153,970
		499,170
Hotels, Restaurants & Leisure — 1.5%
McDonald's Corp.	673	183,588
Household Durables — 1.4%
Leggett & Platt, Inc.	4,558	162,310
Household Products — 6.0%
Clorox Co. (The)	1,179	175,258
Colgate-Palmolive Co.	2,159	167,279
Kimberly-Clark Corp.	1,342	182,016
Procter & Gamble Co. (The)	1,233	183,914
		708,467
Industrial Conglomerates — 1.4%
3M Co.	1,370	172,579
Insurance — 8.3%
Aflac, Inc.	2,893	208,093
Cincinnati Financial Corp.	1,762	195,512
Mercury General Corp.	5,338	193,663
Old Republic International Corp.	7,830	191,835
RLI Corp.	1,560	202,909
		992,012

See accompanying notes to the financial statements.

66 :: TMDV RUSSELL U.S. DIVIDEND GROWERS ETF :: NOVEMBER 30, 2022 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Shares	Value
Common Stocks (continued)
IT Services — 1.5%
Automatic Data Processing, Inc.	701	$185,162
Machinery — 6.1%
Dover Corp.	1,335	189,503
Illinois Tool Works, Inc.	874	198,809
Nordson Corp.	764	180,678
Stanley Black & Decker, Inc.	1,966	160,663
		729,653
Metals & Mining — 1.7%
Nucor Corp.	1,318	197,634
Multiline Retail — 1.5%
Target Corp.	1,045	174,588
Multi-Utilities — 2.8%
Black Hills Corp.	2,256	161,598
Consolidated Edison, Inc.	1,730	169,609
		331,207
Pharmaceuticals — 1.6%
Johnson & Johnson	1,042	185,476
Specialty Retail — 1.6%
Lowe's Cos., Inc.	882	187,469
Tobacco — 1.6%
Universal Corp.	3,389	192,868
Trading Companies & Distributors — 1.6%
WW Grainger, Inc.	308	185,743
Water Utilities — 6.5%
American States Water Co.	2,056	201,467
California Water Service Group	2,906	188,687
Middlesex Water Co.	1,927	180,078
SJW Group	2,666	199,124
		769,356
Total Common Stocks (Cost $11,247,505)		11,860,309
Investments	Principal Amount	Value
Short-Term Investments — 0.1%
Repurchase Agreements (a) — 0.1%
Repurchase Agreements with various counterparties, rates 3.40% - 3.80%, dated 11/30/2022, due 12/1/2022, total to be received $12,660 (Cost $12,658)	$12,658	$12,658
Total Investments — 99.9% (Cost $11,260,163)		11,872,967
Other assets less liabilities — 0.1%		7,291
Net Assets — 100.0%		$11,880,258

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,287,108
Aggregate gross unrealized depreciation	(691,496)
Net unrealized appreciation	$595,612
Federal income tax cost	$11,277,355

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2022 (UNAUDITED) :: RUSSELL U.S. DIVIDEND GROWERS ETF TMDV :: 67

Investments	Principal Amount	Value
Corporate Bonds — 98.5%
Aerospace & Defense — 5.0%
Boeing Co. (The)
5.71%, 5/1/2040	$200,000	$189,687
5.81%, 5/1/2050	20,000	18,746
3.95%, 8/1/2059	109,000	74,764
5.93%, 5/1/2060	43,000	39,670
Lockheed Martin Corp.
5.90%, 11/15/2063	176,000	192,041
Northrop Grumman Corp.
3.25%, 1/15/2028	15,000	13,887
Raytheon Technologies Corp.
4.50%, 6/1/2042	128,000	117,641
		646,436
Air Freight & Logistics — 0.7%
FedEx Corp.
4.25%, 5/15/2030	42,000	39,309
United Parcel Service, Inc.
5.30%, 4/1/2050	50,000	52,719
		92,028
Airlines — 0.3%
Southwest Airlines Co. 5.13%, 6/15/2027	39,000	39,177
Automobiles — 2.1%
General Motors Co.
6.13%, 10/1/2025	138,000	139,668
5.00%, 10/1/2028	34,000	32,604
5.95%, 4/1/2049	109,000	101,156
		273,428
Banks — 8.2%
Bank of America Corp.
4.20%, 8/26/2024	64,000	63,071
4.00%, 1/22/2025	2,000	1,960
Series L, 3.95%, 4/21/2025	115,000	112,287
Series L, 4.18%, 11/25/2027	25,000	23,777
6.11%, 1/29/2037	80,000	82,594
Citigroup, Inc.
4.40%, 6/10/2025	10,000	9,825
3.20%, 10/21/2026	100,000	93,301
4.45%, 9/29/2027	89,000	85,588
4.65%, 7/23/2048	46,000	41,178
JPMorgan Chase & Co.
3.88%, 9/10/2024	64,000	62,866
3.90%, 7/15/2025	129,000	126,975
2.95%, 10/1/2026	22,000	20,725
PNC Financial Services Group, Inc. (The)
2.55%, 1/22/2030	47,000	39,750
Investments	Principal Amount	Value
Corporate Bonds (continued)
US Bancorp
3.60%, 9/11/2024	$72,000	$70,775
Wells Fargo & Co.
3.00%, 2/19/2025	2,000	1,926
3.55%, 9/29/2025	41,000	39,678
3.00%, 4/22/2026	2,000	1,876
3.00%, 10/23/2026	200,000	186,508
		1,064,660
Beverages — 2.0%
Coca-Cola Co. (The)
3.00%, 3/5/2051	58,000	43,252
Keurig Dr Pepper, Inc.
4.50%, 4/15/2052	96,000	80,975
Molson Coors Beverage Co.
4.20%, 7/15/2046	32,000	25,577
PepsiCo, Inc.
1.95%, 10/21/2031	130,000	106,315
		256,119
Biotechnology — 5.1%
AbbVie, Inc.
3.60%, 5/14/2025	2,000	1,944
3.20%, 5/14/2026	80,000	75,957
4.88%, 11/14/2048	200,000	186,564
4.25%, 11/21/2049	32,000	27,174
Amgen, Inc.
2.20%, 2/21/2027	74,000	67,153
1.65%, 8/15/2028	13,000	11,035
2.00%, 1/15/2032	135,000	106,972
Biogen, Inc.
2.25%, 5/1/2030	75,000	61,685
Gilead Sciences, Inc.
3.65%, 3/1/2026	20,000	19,348
1.65%, 10/1/2030	1,000	801
4.75%, 3/1/2046	106,000	96,940
2.80%, 10/1/2050	3,000	1,970
		657,543
Building Products — 0.4%
Carrier Global Corp. 3.58%, 4/5/2050	63,000	45,912
Capital Markets — 4.5%
Goldman Sachs Group, Inc. (The)
3.85%, 1/26/2027	171,000	164,084
3.80%, 3/15/2030	150,000	135,735
6.75%, 10/1/2037	44,000	46,964
Morgan Stanley
Series F, 3.88%, 4/29/2024	100,000	98,347

See accompanying notes to the financial statements.

68 :: SPXB S&P 500® BOND ETF :: NOVEMBER 30, 2022 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Corporate Bonds (continued)
3.13%, 7/27/2026	$100,000	$93,715
4.38%, 1/22/2047	52,000	44,880
		583,725
Chemicals — 1.9%
Celanese US Holdings LLC
6.33%, 7/15/2029	72,000	68,982
DuPont de Nemours, Inc.
4.73%, 11/15/2028	184,000	183,024
		252,006
Communications Equipment — 0.5%
Cisco Systems, Inc. 5.90%, 2/15/2039	55,000	59,843
Consumer Finance — 1.3%
American Express Co.
3.40%, 2/22/2024	17,000	16,716
3.00%, 10/30/2024	84,000	81,308
Capital One Financial Corp.
3.80%, 1/31/2028	75,000	70,150
		168,174
Diversified Telecommunication Services — 7.1%
AT&T, Inc.
4.35%, 3/1/2029	62,000	59,316
4.30%, 2/15/2030	3,000	2,841
2.75%, 6/1/2031	266,000	221,907
3.50%, 9/15/2053	233,000	162,728
Verizon Communications, Inc.
0.75%, 3/22/2024	91,000	86,457
1.45%, 3/20/2026	2,000	1,806
4.13%, 3/16/2027	3,000	2,935
4.33%, 9/21/2028	187,000	181,460
4.02%, 12/3/2029	2,000	1,881
4.86%, 8/21/2046	100,000	90,807
3.55%, 3/22/2051	2,000	1,467
3.70%, 3/22/2061	161,000	114,741
		928,346
Electric Utilities — 2.2%
Duke Energy Corp.
4.50%, 8/15/2032	50,000	47,264
NextEra Energy Capital Holdings, Inc.
2.25%, 6/1/2030	45,000	37,210
2.44%, 1/15/2032	49,000	39,759
Pacific Gas and Electric Co.
4.50%, 7/1/2040	25,000	19,843
3.50%, 8/1/2050	161,000	103,738
Investments	Principal Amount	Value
Corporate Bonds (continued)
Southern California Edison Co.
5.85%, 11/1/2027	$39,000	$40,105
		287,919
Energy Equipment & Services — 0.0% (a)
Halliburton Co. 2.92%, 3/1/2030	1,000	862
Entertainment — 1.5%
Walt Disney Co. (The)
1.75%, 8/30/2024	40,000	37,983
3.80%, 3/22/2030	164,000	153,593
2.65%, 1/13/2031	8,000	6,859
		198,435
Equity Real Estate Investment Trusts (REITs) — 0.8%
American Tower Corp.
3.80%, 8/15/2029	36,000	32,827
Crown Castle, Inc.
2.25%, 1/15/2031	51,000	41,105
Equinix, Inc.
3.20%, 11/18/2029	39,000	34,089
		108,021
Food & Staples Retailing — 0.6%
Costco Wholesale Corp.
1.60%, 4/20/2030	72,000	59,293
Walmart, Inc.
4.50%, 9/9/2052	25,000	24,152
		83,445
Food Products — 0.6%
Conagra Brands, Inc.
5.40%, 11/1/2048	54,000	50,798
Kraft Heinz Foods Co.
3.00%, 6/1/2026	26,000	24,446
		75,244
Health Care Equipment & Supplies — 1.1%
Abbott Laboratories
4.90%, 11/30/2046	29,000	28,931
Becton Dickinson and Co.
3.70%, 6/6/2027	124,000	118,269
		147,200
Health Care Providers & Services — 7.3%
Cigna Corp.
4.13%, 11/15/2025	25,000	24,555
4.90%, 12/15/2048	176,000	161,627
CVS Health Corp.
3.75%, 4/1/2030	2,000	1,842

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2022 (UNAUDITED) :: S&P 500® BOND ETF SPXB :: 69

Investments	Principal Amount	Value
Corporate Bonds (continued)
1.88%, 2/28/2031	$166,000	$131,769
4.78%, 3/25/2038	1,000	920
5.13%, 7/20/2045	183,000	169,870
5.05%, 3/25/2048	54,000	49,646
4.25%, 4/1/2050	4,000	3,273
Elevance Health, Inc.
2.38%, 1/15/2025	142,000	135,205
UnitedHealth Group, Inc.
3.75%, 7/15/2025	150,000	147,136
3.85%, 6/15/2028	82,000	78,591
3.25%, 5/15/2051	60,000	43,721
		948,155
Hotels, Restaurants & Leisure — 0.8%
Booking Holdings, Inc.
4.63%, 4/13/2030	38,000	36,911
Expedia Group, Inc.
3.25%, 2/15/2030	27,000	23,005
Starbucks Corp.
2.55%, 11/15/2030	53,000	45,150
		105,066
Industrial Conglomerates — 1.1%
GE Capital International Funding Co. Unlimited Co.
4.42%, 11/15/2035	91,000	85,493
Honeywell International, Inc.
2.50%, 11/1/2026	65,000	60,680
		146,173
Insurance — 1.7%
American International Group, Inc.
4.38%, 6/30/2050	50,000	42,912
Berkshire Hathaway Finance Corp.
4.20%, 8/15/2048	154,000	137,380
4.25%, 1/15/2049	20,000	17,790
Prudential Financial, Inc.
3.70%, 3/13/2051	26,000	19,927
		218,009
Interactive Media & Services — 0.3%
Alphabet, Inc. 0.80%, 8/15/2027 (b)	50,000	43,313
Internet & Direct Marketing Retail — 3.0%
Amazon.com, Inc.
0.45%, 5/12/2024	20,000	18,870
2.80%, 8/22/2024	130,000	126,227
1.20%, 6/3/2027	144,000	125,491
3.88%, 8/22/2037	2,000	1,786
2.50%, 6/3/2050	36,000	23,375
4.25%, 8/22/2057	100,000	88,416
		384,165
Investments	Principal Amount	Value
Corporate Bonds (continued)
IT Services — 4.0%
Fiserv, Inc.
4.40%, 7/1/2049	$85,000	$69,618
International Business Machines Corp.
3.50%, 5/15/2029	215,000	199,258
1.95%, 5/15/2030	2,000	1,638
4.25%, 5/15/2049	51,000	43,159
Mastercard, Inc.
3.85%, 3/26/2050	62,000	53,722
PayPal Holdings, Inc.
2.85%, 10/1/2029	71,000	61,946
Visa, Inc.
3.15%, 12/14/2025	100,000	96,190
		525,531
Media — 2.4%
Comcast Corp.
3.95%, 10/15/2025	118,000	115,745
3.15%, 3/1/2026	134,000	127,918
2.65%, 2/1/2030	32,000	27,799
3.75%, 4/1/2040	2,000	1,662
Paramount Global
4.20%, 5/19/2032	45,000	37,203
		310,327
Multiline Retail — 0.6%
Target Corp. 4.50%, 9/15/2032	73,000	71,110
Oil, Gas & Consumable Fuels — 4.9%
Chevron Corp.
2.24%, 5/11/2030	134,000	115,135
Diamondback Energy, Inc.
4.25%, 3/15/2052	55,000	41,600
Exxon Mobil Corp.
4.23%, 3/19/2040	126,000	115,096
4.33%, 3/19/2050	62,000	55,499
Kinder Morgan, Inc.
2.00%, 2/15/2031	168,000	131,254
MPLX LP
4.88%, 6/1/2025	55,000	54,213
2.65%, 8/15/2030	45,000	36,846
Phillips 66
3.30%, 3/15/2052	2,000	1,408
Williams Cos., Inc. (The)
5.30%, 8/15/2052	100,000	91,304
		642,355

See accompanying notes to the financial statements.

70 :: SPXB S&P 500® BOND ETF :: NOVEMBER 30, 2022 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Corporate Bonds (continued)
Pharmaceuticals — 3.0%
Bristol-Myers Squibb Co.
2.90%, 7/26/2024	$209,000	$203,169
3.90%, 2/20/2028	20,000	19,419
Johnson & Johnson
4.38%, 12/5/2033	90,000	89,270
Merck & Co., Inc.
2.90%, 12/10/2061	50,000	33,145
Utah Acquisition Sub, Inc.
3.95%, 6/15/2026	53,000	49,610
		394,613
Road & Rail — 0.5%
Union Pacific Corp. 2.80%, 2/14/2032	68,000	58,659
Semiconductors & Semiconductor Equipment — 4.0%
Broadcom Corp.
3.88%, 1/15/2027	250,000	236,332
Broadcom, Inc.
4.15%, 11/15/2030	3,000	2,686
4.30%, 11/15/2032	2,000	1,766
Intel Corp.
3.90%, 3/25/2030	36,000	33,779
4.75%, 3/25/2050	33,000	29,509
5.05%, 8/5/2062	102,000	92,025
NVIDIA Corp.
2.85%, 4/1/2030	96,000	84,410
QUALCOMM, Inc.
3.25%, 5/20/2027	37,000	35,289
		515,796
Software — 6.7%
Microsoft Corp.
2.88%, 2/6/2024	116,000	113,865
3.30%, 2/6/2027	92,000	88,914
3.50%, 2/12/2035	93,000	86,052
Oracle Corp.
2.95%, 11/15/2024	204,000	196,014
1.65%, 3/25/2026	235,000	210,475
2.95%, 4/1/2030	2,000	1,708
3.60%, 4/1/2040	2,000	1,480
3.65%, 3/25/2041	130,000	96,052
4.00%, 7/15/2046	2,000	1,469
Salesforce, Inc.
2.90%, 7/15/2051	100,000	68,929
		864,958
Specialty Retail — 2.2%
Home Depot, Inc. (The)
2.95%, 6/15/2029	100,000	90,646
Investments	Principal Amount	Value
Corporate Bonds (continued)
5.88%, 12/16/2036	$2,000	$2,163
2.38%, 3/15/2051	22,000	13,602
Lowe's Cos., Inc.
4.50%, 4/15/2030	64,000	61,952
3.00%, 10/15/2050	179,000	118,862
		287,225
Technology Hardware, Storage & Peripherals — 4.7%
Apple, Inc.
3.45%, 5/6/2024	102,000	100,417
3.20%, 5/13/2025	100,000	97,110
3.25%, 2/23/2026	12,000	11,591
3.85%, 5/4/2043	168,000	148,724
3.45%, 2/9/2045	50,000	41,034
4.65%, 2/23/2046	6,000	5,825
2.80%, 2/8/2061	1,000	659
2.85%, 8/5/2061	150,000	100,827
Hewlett Packard Enterprise Co.
6.35%, 10/15/2045 (c)	22,000	22,440
HP, Inc.
4.20%, 4/15/2032	100,000	87,163
		615,790
Textiles, Apparel & Luxury Goods — 0.3%
NIKE, Inc. 3.25%, 3/27/2040	52,000	42,431
Tobacco — 2.4%
Altria Group, Inc.
5.80%, 2/14/2039	136,000	125,529
5.95%, 2/14/2049	24,000	21,205
Philip Morris International, Inc.
5.00%, 11/17/2025	145,000	144,740
4.25%, 11/10/2044	17,000	13,354
		304,828
Wireless Telecommunication Services — 2.7%
T-Mobile USA, Inc.
3.50%, 4/15/2025	2,000	1,936
3.75%, 4/15/2027	150,000	141,875
2.55%, 2/15/2031	200,000	164,874
3.40%, 10/15/2052	67,000	46,468
		355,153
Total Corporate Bonds (Cost $14,704,348)		12,802,180
	Shares
Securities Lending Reinvestments (d) — 0.3%
Investment Companies — 0.3%
BlackRock Liquidity FedFund, Institutional Class 3.55% (Cost $39,713)	39,713	39,713

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2022 (UNAUDITED) :: S&P 500® BOND ETF SPXB :: 71

Investments	Principal Amount	Value
Short-Term Investments — 1.9%
Repurchase Agreements (e) — 1.9%
Repurchase Agreements with various counterparties, rates 3.40% - 3.80%, dated 11/30/2022, due 12/1/2022, total to be received $244,307 (Cost $244,281)	$244,281	$244,281
Total Investments — 100.7% (Cost $14,988,342)		13,086,174
Liabilities in excess of other assets — (0.7%)		(89,408)
Net Assets — 100.0%		$12,996,766

(a)  Represents less than 0.05% of net assets.

(b)  The security or a portion of this security is on loan at November 30, 2022. The total value of securities on loan at November 30, 2022 was $38,982, collateralized in the form of cash with a value of $39,713 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments.

(c)  Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future at a contingent upon predetermined trigger. The interest rate shown was the current rate as of November 30, 2022.

(d)  The security was purchased with cash collateral held from securities on loan at November 30, 2022. The total value of securities purchased was $39,713.

(e)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$27,071
Aggregate gross unrealized depreciation	(1,929,239)
Net unrealized depreciation	$(1,902,168)
Federal income tax cost	$14,988,342

See accompanying notes to the financial statements.

72 :: SPXB S&P 500® BOND ETF :: NOVEMBER 30, 2022 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Shares	Value
Common Stocks — 99.8%
Aerospace & Defense — 1.5%
General Dynamics Corp.	658,351	$166,161,209
Air Freight & Logistics — 1.7%
Expeditors International of Washington, Inc.	1,714,652	199,002,511
Beverages — 4.6%
Brown-Forman Corp., Class B	2,489,939	181,815,346
Coca-Cola Co. (The)	2,788,336	177,366,053
PepsiCo, Inc.	903,411	167,591,774
		526,773,173
Biotechnology — 1.5%
AbbVie, Inc.	1,063,808	171,464,574
Building Products — 1.7%
A O Smith Corp.	3,160,036	191,940,587
Capital Markets — 5.0%
Franklin Resources, Inc.	7,034,491	188,594,704
S&P Global, Inc.	534,425	188,545,140
T. Rowe Price Group, Inc. (a)	1,537,652	192,068,111
		569,207,955
Chemicals — 9.7%
Air Products and Chemicals, Inc.	658,084	204,111,332
Albemarle Corp.	593,207	164,905,614
Ecolab, Inc.	1,081,497	162,040,696
Linde plc	577,163	194,203,806
PPG Industries, Inc.	1,433,934	193,896,555
Sherwin-Williams Co. (The)	755,343	188,216,369
		1,107,374,372
Commercial Services & Supplies — 1.6%
Cintas Corp.	395,046	182,424,342
Containers & Packaging — 1.5%
Amcor plc	14,205,962	175,443,631
Distributors — 1.5%
Genuine Parts Co.	941,131	172,537,546
Electric Utilities — 1.6%
NextEra Energy, Inc.	2,190,595	185,543,397
Electrical Equipment — 1.6%
Emerson Electric Co.	1,913,450	183,251,107
Investments	Shares	Value
Common Stocks (continued)
Equity Real Estate Investment Trusts (REITs) — 4.5%
Essex Property Trust, Inc.	705,201	$155,412,196
Federal Realty Investment Trust	1,727,931	191,973,134
Realty Income Corp.	2,720,422	171,577,016
		518,962,346
Food & Staples Retailing — 4.7%
Sysco Corp.	1,969,377	170,370,804
Walgreens Boots Alliance, Inc.	4,627,481	192,040,462
Walmart, Inc.	1,151,383	175,493,797
		537,905,063
Food Products — 4.6%
Archer-Daniels-Midland Co.	1,797,764	175,281,990
Hormel Foods Corp.	3,555,348	167,101,356
McCormick & Co., Inc. (Non-Voting)	2,154,751	183,541,690
		525,925,036
Gas Utilities — 1.7%
Atmos Energy Corp.	1,583,897	190,384,419
Health Care Equipment & Supplies — 4.4%
Abbott Laboratories	1,633,185	175,698,042
Becton Dickinson and Co.	712,774	177,723,069
Medtronic plc	1,914,065	151,287,698
		504,708,809
Health Care Providers & Services — 1.5%
Cardinal Health, Inc.	2,174,790	174,352,914
Hotels, Restaurants & Leisure — 1.5%
McDonald's Corp.	628,717	171,507,710
Household Products — 7.8%
Church & Dwight Co., Inc.	2,164,430	177,201,884
Clorox Co. (The)	1,158,591	172,224,552
Colgate-Palmolive Co.	2,228,879	172,693,545
Kimberly-Clark Corp.	1,385,543	187,921,197
Procter & Gamble Co. (The)	1,240,823	185,081,159
		895,122,337
Industrial Conglomerates — 1.5%
3M Co.	1,356,053	170,821,996
Insurance — 6.0%
Aflac, Inc.	2,593,916	186,580,378
Brown & Brown, Inc.	2,544,694	151,638,315
Chubb Ltd.	789,227	173,306,357
Cincinnati Financial Corp.	1,610,748	178,728,598
		690,253,648

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2022 (UNAUDITED) :: S&P 500® DIVIDEND ARISTOCRATS ETF NOBL :: 73

Investments	Shares	Value
Common Stocks (continued)
IT Services — 3.1%
Automatic Data Processing, Inc.	677,543	$178,966,208
International Business Machines Corp.	1,209,718	180,127,010
		359,093,218
Life Sciences Tools & Services — 1.4%
West Pharmaceutical Services, Inc.	678,450	159,205,077
Machinery — 8.0%
Caterpillar, Inc.	839,061	198,362,411
Dover Corp.	1,272,451	180,624,419
Illinois Tool Works, Inc.	799,470	181,855,441
Pentair plc	3,936,458	180,171,683
Stanley Black & Decker, Inc.	2,115,156	172,850,548
		913,864,502
Metals & Mining — 1.6%
Nucor Corp.	1,191,194	178,619,540
Multiline Retail — 1.4%
Target Corp.	991,965	165,727,593
Multi-Utilities — 1.6%
Consolidated Edison, Inc.	1,895,470	185,831,879
Oil, Gas & Consumable Fuels — 2.9%
Chevron Corp.	927,088	169,944,501
Exxon Mobil Corp.	1,505,690	167,643,525
		337,588,026
Pharmaceuticals — 1.5%
Johnson & Johnson	938,839	167,113,342
Software — 1.7%
Roper Technologies, Inc.	430,662	189,013,245
Specialty Retail — 1.6%
Lowe's Cos., Inc.	855,615	181,860,968
Textiles, Apparel & Luxury Goods — 1.7%
VF Corp.	5,762,690	189,131,486
Investments	Shares	Value
Common Stocks (continued)
Trading Companies & Distributors — 1.6%
WW Grainger, Inc.	305,661	$184,331,923
Total Common Stocks (Cost $10,444,457,793)		11,422,449,481
	Principal Amount
Short-Term Investments — 0.0% (b)
Repurchase Agreements (c) — 0.0% (b)
Repurchase Agreements with various counterparties, rates 3.40% - 3.80%, dated 11/30/2022, due 12/1/2022, total to be received $3,165,505 (Cost $3,165,175)	$3,165,175	3,165,175
Total Investments — 99.8% (Cost $10,447,622,968)		11,425,614,656
Other assets less liabilities — 0.2%		25,522,908
Net Assets — 100.0%		$11,451,137,564

(a)  The security or a portion of this security is on loan at November 30, 2022. The total value of securities on loan at November 30, 2022 was $16,488, collateralized in the form of U.S. Government Treasury Securities, interest rates ranging from 0.13% - 4.38%, and maturity dates ranging from December 15, 2022 - February 15, 2049. The total value of collateral is $16,231.

(b)  Represents less than 0.05% of net assets.

(c)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,567,953,676
Aggregate gross unrealized depreciation	(609,615,946)
Net unrealized appreciation	$958,337,730
Federal income tax cost	$10,467,276,926

See accompanying notes to the financial statements.

74 :: NOBL S&P 500® DIVIDEND ARISTOCRATS ETF :: NOVEMBER 30, 2022 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

	Percentage of Net Assets	Shares	Value
Common Stocks — 99.8%
Abbott Laboratories (Health Care Equipment & Supplies)	0.6%	1,554	$167,179
AbbVie, Inc. (Biotechnology)	0.9%	1,569	252,891
Accenture plc, Class A (IT Services)	0.6%	561	168,822
Adobe, Inc.* (Software)	0.5%	415	143,146
Alphabet, Inc., Class A* (Interactive Media & Services)	1.9%	5,322	537,469
Alphabet, Inc., Class C* (Interactive Media & Services)	1.7%	4,759	482,800
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	2.6%	7,867	759,480
Amgen, Inc. (Biotechnology)	0.5%	475	136,040
Apple, Inc. (Technology Hardware, Storage & Peripherals)	6.9%	13,409	1,984,934
AT&T, Inc. (Diversified Telecommunication Services)	0.4%	6,325	121,946
Bank of America Corp. (Banks)	0.8%	6,205	234,859
Berkshire Hathaway, Inc., Class B* (Diversified Financial Services)	1.8%	1,602	510,397
Bristol-Myers Squibb Co. (Pharmaceuticals)	0.5%	1,895	152,131
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	0.7%	358	197,269
Cisco Systems, Inc. (Communications Equipment)	0.6%	3,676	182,771
Coca-Cola Co. (The) (Beverages)	0.8%	3,455	219,773
Comcast Corp., Class A (Media)	0.5%	3,909	143,226
Costco Wholesale Corp. (Food & Staples Retailing)	0.7%	393	211,925
Danaher Corp. (Life Sciences Tools & Services)	0.5%	581	158,851
Eli Lilly & Co. (Pharmaceuticals)	0.9%	700	259,756
Home Depot, Inc. (The) (Specialty Retail)	1.0%	912	295,479
Honeywell International, Inc. (Industrial Conglomerates)	0.5%	598	131,291
Johnson & Johnson (Pharmaceuticals)	1.4%	2,334	415,452
JPMorgan Chase & Co. (Banks)	1.2%	2,603	359,682
Linde plc (Chemicals)	0.5%	442	148,724
Mastercard, Inc., Class A (IT Services)	0.9%	757	269,795
McDonald's Corp. (Hotels, Restaurants & Leisure)	0.6%	653	178,132
	Percentage of Net Assets	Shares	Value
Common Stocks (continued)
Merck & Co., Inc. (Pharmaceuticals)	0.9%	2,249	$247,660
Meta Platforms, Inc., Class A* (Interactive Media & Services)	0.8%	2,024	239,034
Microsoft Corp. (Software)	5.8%	6,620	1,689,027
NextEra Energy, Inc. (Electric Utilities)	0.5%	1,744	147,717
NIKE, Inc., Class B (Textiles, Apparel & Luxury Goods)	0.4%	1,122	123,072
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	1.3%	2,223	376,198
PepsiCo, Inc. (Beverages)	0.8%	1,225	227,250
Pfizer, Inc. (Pharmaceuticals)	0.9%	4,982	249,748
Philip Morris International, Inc. (Tobacco)	0.5%	1,376	137,146
Procter & Gamble Co. (The) (Household Products)	1.1%	2,121	316,368
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	0.4%	997	126,111
Raytheon Technologies Corp. (Aerospace & Defense)	0.4%	1,311	129,422
Salesforce, Inc.* (Software)	0.5%	883	141,501
Tesla, Inc.* (Automobiles)	1.6%	2,364	460,271
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	0.5%	811	146,353
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	0.7%	348	194,956
United Parcel Service, Inc., Class B (Air Freight & Logistics)	0.4%	650	123,324
UnitedHealth Group, Inc. (Health Care Providers & Services)	1.6%	830	454,641
Verizon Communications, Inc. (Diversified Telecommunication Services)	0.5%	3,728	145,318
Visa, Inc., Class A (IT Services)	1.1%	1,451	314,867
Walmart, Inc. (Food & Staples Retailing)	0.7%	1,265	192,811
Walt Disney Co. (The)* (Entertainment)	0.5%	1,618	158,354
Wells Fargo & Co. (Banks)	0.6%	3,367	161,448
Other Common Stocks (a)	46.8%	145,344	13,548,460
Total Common Stocks (Cost $29,600,071)			28,875,277
Securities Lending Reinvestments (b) — 0.0% (c)
Investment Companies — 0.0% (c)
BlackRock Liquidity FedFund, Institutional Class 3.55% (Cost $9,052)	0.0%	9,052	9,052

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2022 (UNAUDITED) :: S&P 500® EX-ENERGY ETF SPXE :: 75

	Principal Amount	Value
Short-Term Investments — 0.1%
Repurchase Agreements (d) — 0.1%
Repurchase Agreements with various counterparties, rates 3.40% - 3.80%, dated 11/30/2022, due 12/1/2022, total to be received $25,445 (Cost $25,443)	$25,443	$25,443
Total Investments — 99.9% (Cost $29,634,566)		28,909,772
Other assets less liabilities — 0.1%		32,233
Net Assets — 100.0%		$28,942,005

*  Non-income producing security.

(a)  The security or a portion of this security is on loan at November 30, 2022. The total value of securities on loan at November 30, 2022 was $8,976, collateralized in the form of cash with a value of $9,052 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments.

(b)  The security was purchased with cash collateral held from securities on loan at November 30, 2022. The total value of securities purchased was $9,052.

(c)  Represents less than 0.05% of net assets.

(d)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,426,588
Aggregate gross unrealized depreciation	(3,152,761)
Net unrealized depreciation	$(726,173)
Federal income tax cost	$29,635,945

S&P 500® Ex-Energy ETF invested, as a percentage of net assets, in the following industries, as of November 30, 2022:

Aerospace & Defense	1.9%
Air Freight & Logistics	0.7%
Airlines	0.2%
Auto Components	0.1%
Automobiles	1.9%
Banks	4.1%
Beverages	2.0%
Biotechnology	2.5%
Building Products	0.5%
Capital Markets	3.3%
Chemicals	2.0%
Commercial Services & Supplies	0.5%
Communications Equipment	0.9%
Construction & Engineering	0.1%
Construction Materials	0.1%
Consumer Finance	0.6%
Containers & Packaging	0.3%
Distributors	0.2%
Diversified Financial Services	1.8%
Diversified Telecommunication Services	0.9%
Electric Utilities	2.1%
Electrical Equipment	0.6%
Electronic Equipment, Instruments & Components	0.7%
Entertainment	1.4%
Equity Real Estate Investment Trusts (REITs)	2.7%
Food & Staples Retailing	1.7%
Food Products	1.2%
Gas Utilities	0.1%
Health Care Equipment & Supplies	2.8%

See accompanying notes to the financial statements.

76 :: SPXE S&P 500® EX-ENERGY ETF :: NOVEMBER 30, 2022 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Health Care Providers & Services	3.8%
Hotels, Restaurants & Leisure	2.1%
Household Durables	0.3%
Household Products	1.5%
Independent Power and Renewable Electricity Producers	0.1%
Industrial Conglomerates	1.0%
Insurance	2.5%
Interactive Media & Services	4.4%
Internet & Direct Marketing Retail	2.8%
IT Services	4.7%
Leisure Products	0.0%*
Life Sciences Tools & Services	2.0%
Machinery	1.9%
Media	0.8%
Metals & Mining	0.4%
Multiline Retail	0.5%
Multi-Utilities	0.9%
Personal Products	0.2%
Pharmaceuticals	4.9%
Professional Services	0.4%
Real Estate Management & Development	0.1%
Road & Rail	0.9%
Semiconductors & Semiconductor Equipment	5.5%
Software	8.8%
Specialty Retail	2.5%
Technology Hardware, Storage & Peripherals	7.1%
Textiles, Apparel & Luxury Goods	0.5%
Tobacco	0.7%
Trading Companies & Distributors	0.2%
Water Utilities	0.1%
Wireless Telecommunication Services	0.3%
Other[a]	0.2%
100.0%

*  Amount represents less than 0.05%.

a  Includes any non-equity securities and net other assets (liabilities).
See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2022 (UNAUDITED) :: S&P 500® EX-ENERGY ETF SPXE :: 77

	Percentage of Net Assets	Shares	Value
Common Stocks — 99.7%
Abbott Laboratories (Health Care Equipment & Supplies)	0.6%	639	$68,744
AbbVie, Inc. (Biotechnology)	1.0%	645	103,961
Accenture plc, Class A (IT Services)	0.6%	231	69,515
Adobe, Inc.* (Software)	0.5%	171	58,983
Alphabet, Inc., Class A* (Interactive Media & Services)	2.1%	2,187	220,865
Alphabet, Inc., Class C* (Interactive Media & Services)	1.8%	1,956	198,436
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	2.9%	3,233	312,114
Amgen, Inc. (Biotechnology)	0.5%	195	55,848
Apple, Inc. (Technology Hardware, Storage & Peripherals)	7.6%	5,511	815,793
AT&T, Inc. (Diversified Telecommunication Services)	0.5%	2,599	50,109
Bristol-Myers Squibb Co. (Pharmaceuticals)	0.6%	779	62,538
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	0.8%	147	81,001
Chevron Corp. (Oil, Gas & Consumable Fuels)	1.1%	657	120,435
Cisco Systems, Inc. (Communications Equipment)	0.7%	1,511	75,127
Coca-Cola Co. (The) (Beverages)	0.8%	1,420	90,326
Comcast Corp., Class A (Media)	0.5%	1,606	58,844
ConocoPhillips (Oil, Gas & Consumable Fuels)	0.5%	464	57,309
Costco Wholesale Corp. (Food & Staples Retailing)	0.8%	162	87,359
Danaher Corp. (Life Sciences Tools & Services)	0.6%	239	65,345
Eli Lilly & Co. (Pharmaceuticals)	1.0%	288	106,871
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	1.6%	1,520	169,237
Home Depot, Inc. (The) (Specialty Retail)	1.1%	375	121,496
Honeywell International, Inc. (Industrial Conglomerates)	0.5%	246	54,009
Johnson & Johnson (Pharmaceuticals)	1.6%	959	170,702
Linde plc (Chemicals)	0.6%	182	61,239
Mastercard, Inc., Class A (IT Services)	1.0%	311	110,840
McDonald's Corp. (Hotels, Restaurants & Leisure)	0.7%	268	73,108
	Percentage of Net Assets	Shares	Value
Common Stocks (continued)
Merck & Co., Inc. (Pharmaceuticals)	1.0%	924	$101,751
Meta Platforms, Inc., Class A* (Interactive Media & Services)	0.9%	832	98,259
Microsoft Corp. (Software)	6.5%	2,721	694,236
NextEra Energy, Inc. (Electric Utilities)	0.6%	717	60,730
NIKE, Inc., Class B (Textiles, Apparel & Luxury Goods)	0.5%	461	50,567
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	1.4%	913	154,507
PepsiCo, Inc. (Beverages)	0.9%	503	93,311
Pfizer, Inc. (Pharmaceuticals)	1.0%	2,047	102,616
Philip Morris International, Inc. (Tobacco)	0.5%	565	56,314
Procter & Gamble Co. (The) (Household Products)	1.2%	872	130,068
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	0.5%	410	51,861
Raytheon Technologies Corp. (Aerospace & Defense)	0.5%	539	53,210
Salesforce, Inc.* (Software)	0.5%	363	58,171
Tesla, Inc.* (Automobiles)	1.7%	972	189,248
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	0.6%	333	60,093
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	0.8%	143	80,111
Union Pacific Corp. (Road & Rail)	0.5%	228	49,574
United Parcel Service, Inc., Class B (Air Freight & Logistics)	0.5%	267	50,658
UnitedHealth Group, Inc. (Health Care Providers & Services)	1.7%	341	186,786
Verizon Communications, Inc. (Diversified Telecommunication Services)	0.5%	1,532	59,717
Visa, Inc., Class A (IT Services)	1.2%	596	129,332
Walmart, Inc. (Food & Staples Retailing)	0.7%	520	79,258
Walt Disney Co. (The)* (Entertainment)	0.6%	665	65,084
Other Common Stocks (a)	42.3%	50,594	4,543,452
Total Common Stocks (Cost $10,717,537)			10,719,068

See accompanying notes to the financial statements.

78 :: SPXN S&P 500® EX-FINANCIALS ETF :: NOVEMBER 30, 2022 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

	Principal Amount	Value
Short-Term Investments — 0.1%
Repurchase Agreements (b) — 0.1%
Repurchase Agreements with various counterparties, rates 3.40% - 3.80%, dated 11/30/2022, due 12/1/2022, total to be received $10,812 (Cost $10,809)	$10,809	$10,809
Total Investments — 99.8% (Cost $10,728,346)		10,729,877
Other assets less liabilities — 0.2%		17,887
Net Assets — 100.0%		$10,747,764

*  Non-income producing security.

(a)  The security or a portion of this security is on loan at November 30, 2022. The total value of securities on loan at November 30, 2022 was $6,216, collateralized in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 5.25%, and maturity dates ranging from July 15, 2023 - May 15, 2047. The total value of collateral is $6,431.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$994,787
Aggregate gross unrealized depreciation	(1,017,745)
Net unrealized depreciation	$(22,958)
Federal income tax cost	$10,752,835

S&P 500® Ex-Financials ETF invested, as a percentage of net assets, in the following industries, as of November 30, 2022:

Aerospace & Defense	2.1%
Air Freight & Logistics	0.7%
Airlines	0.3%
Auto Components	0.1%
Automobiles	2.1%
Beverages	2.2%
Biotechnology	2.8%
Building Products	0.6%
Chemicals	2.2%
Commercial Services & Supplies	0.6%
Communications Equipment	1.0%
Construction & Engineering	0.1%
Construction Materials	0.2%
Containers & Packaging	0.3%
Distributors	0.2%
Diversified Telecommunication Services	1.0%
Electric Utilities	2.3%
Electrical Equipment	0.6%
Electronic Equipment, Instruments & Components	0.7%
Energy Equipment & Services	0.5%
Entertainment	1.5%
Food & Staples Retailing	1.9%
Food Products	1.3%
Gas Utilities	0.1%
Health Care Equipment & Supplies	3.1%
Health Care Providers & Services	4.2%
Hotels, Restaurants & Leisure	2.3%
Household Durables	0.4%
Household Products	1.7%
Independent Power and Renewable Electricity Producers	0.1%

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2022 (UNAUDITED) :: S&P 500® EX-FINANCIALS ETF SPXN :: 79

Industrial Conglomerates	1.1%
Interactive Media & Services	4.9%
Internet & Direct Marketing Retail	3.0%
IT Services	5.2%
Leisure Products	0.0%*
Life Sciences Tools & Services	2.2%
Machinery	2.1%
Media	0.9%
Metals & Mining	0.5%
Multiline Retail	0.6%
Multi-Utilities	1.0%
Oil, Gas & Consumable Fuels	5.5%
Personal Products	0.2%
Pharmaceuticals	5.4%
Professional Services	0.4%
Road & Rail	1.0%
Semiconductors & Semiconductor Equipment	6.1%
Software	9.7%
Specialty Retail	2.7%
Technology Hardware, Storage & Peripherals	7.9%
Textiles, Apparel & Luxury Goods	0.6%
Tobacco	0.8%
Trading Companies & Distributors	0.3%
Water Utilities	0.1%
Wireless Telecommunication Services	0.3%
Other[a]	0.3%
100.0%

*  Amount represents less than 0.05%.

a  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

80 :: SPXN S&P 500® EX-FINANCIALS ETF :: NOVEMBER 30, 2022 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

	Percentage of Net Assets	Shares	Value
Common Stocks — 99.7%
Accenture plc, Class A (IT Services)	0.7%	118	$35,510
Adobe, Inc.* (Software)	0.5%	88	30,354
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	0.4%	302	23,444
Alphabet, Inc., Class A* (Interactive Media & Services)	2.1%	1,121	113,210
Alphabet, Inc., Class C* (Interactive Media & Services)	1.9%	1,003	101,754
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	2.9%	1,657	159,967
Apple, Inc. (Technology Hardware, Storage & Peripherals)	7.7%	2,825	418,186
AT&T, Inc. (Diversified Telecommunication Services)	0.5%	1,333	25,700
Bank of America Corp. (Banks)	0.9%	1,307	49,470
Berkshire Hathaway, Inc., Class B* (Diversified Financial Services)	2.0%	338	107,687
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	0.8%	76	41,878
Charles Schwab Corp. (The) (Capital Markets)	0.4%	286	23,606
Chevron Corp. (Oil, Gas & Consumable Fuels)	1.1%	337	61,775
Cisco Systems, Inc. (Communications Equipment)	0.7%	774	38,483
Coca-Cola Co. (The) (Beverages)	0.8%	728	46,308
Comcast Corp., Class A (Media)	0.5%	824	30,191
ConocoPhillips (Oil, Gas & Consumable Fuels)	0.5%	238	29,395
Costco Wholesale Corp. (Food & Staples Retailing)	0.8%	83	44,758
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	1.6%	779	86,734
Goldman Sachs Group, Inc. (The) (Capital Markets)	0.5%	64	24,714
Home Depot, Inc. (The) (Specialty Retail)	1.1%	192	62,206
Honeywell International, Inc. (Industrial Conglomerates)	0.5%	126	27,663
International Business Machines Corp. (IT Services)	0.5%	169	25,164
JPMorgan Chase & Co. (Banks)	1.4%	548	75,723
Linde plc (Chemicals)	0.6%	93	31,293
Lowe's Cos., Inc. (Specialty Retail)	0.5%	120	25,506
	Percentage of Net Assets	Shares	Value
Common Stocks (continued)
Mastercard, Inc., Class A (IT Services)	1.0%	160	$57,024
McDonald's Corp. (Hotels, Restaurants & Leisure)	0.7%	138	37,645
Meta Platforms, Inc., Class A* (Interactive Media & Services)	0.9%	427	50,429
Microsoft Corp. (Software)	6.5%	1,395	355,920
Netflix, Inc.* (Entertainment)	0.5%	83	25,359
NextEra Energy, Inc. (Electric Utilities)	0.6%	367	31,085
NIKE, Inc., Class B (Textiles, Apparel & Luxury Goods)	0.5%	236	25,887
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	1.5%	468	79,200
Oracle Corp. (Software)	0.4%	284	23,581
PepsiCo, Inc. (Beverages)	0.9%	258	47,862
Philip Morris International, Inc. (Tobacco)	0.5%	290	28,904
Procter & Gamble Co. (The) (Household Products)	1.2%	447	66,674
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	0.5%	210	26,563
Raytheon Technologies Corp. (Aerospace & Defense)	0.5%	276	27,247
Salesforce, Inc.* (Software)	0.5%	186	29,806
Tesla, Inc.* (Automobiles)	1.8%	498	96,961
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	0.6%	171	30,859
Union Pacific Corp. (Road & Rail)	0.5%	117	25,439
United Parcel Service, Inc., Class B (Air Freight & Logistics)	0.5%	137	25,993
Verizon Communications, Inc. (Diversified Telecommunication Services)	0.6%	785	30,599
Visa, Inc., Class A (IT Services)	1.2%	306	66,402
Walmart, Inc. (Food & Staples Retailing)	0.7%	267	40,696
Walt Disney Co. (The)* (Entertainment)	0.6%	341	33,374
Wells Fargo & Co. (Banks)	0.6%	709	33,996
Other Common Stocks (a)	44.0%	28,735	2,400,722
Total Common Stocks (Cost $5,491,383)			5,438,906

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2022 (UNAUDITED) :: S&P 500® EX-HEALTH CARE ETF SPXV :: 81

	Principal Amount	Value
Short-Term Investments — 0.1%
Repurchase Agreements (b) — 0.1%
Repurchase Agreements with various counterparties, rates 3.40% - 3.80%, dated 11/30/2022, due 12/1/2022, total to be received $3,877 (Cost $3,877)	$3,877	$3,877
Total Investments — 99.8% (Cost $5,495,260)		5,442,783
Other assets less liabilities — 0.2%		9,062
Net Assets — 100.0%		$5,451,845

*  Non-income producing security.

(a)  The security or a portion of this security is on loan at November 30, 2022. The total value of securities on loan at November 30, 2022 was $2,847, collateralized in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 5.25%, and maturity dates ranging from July 15, 2023 - May 15, 2047. The total value of collateral is $2,946.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$436,459
Aggregate gross unrealized depreciation	(507,514)
Net unrealized depreciation	$(71,055)
Federal income tax cost	$5,513,838

S&P 500® Ex-Health Care ETF invested, as a percentage of net assets, in the following industries, as of November 30, 2022:

Aerospace & Defense	2.1%
Air Freight & Logistics	0.7%
Airlines	0.3%
Auto Components	0.1%
Automobiles	2.2%
Banks	4.6%
Beverages	2.2%
Building Products	0.5%
Capital Markets	3.7%
Chemicals	2.2%
Commercial Services & Supplies	0.6%
Communications Equipment	1.0%
Construction & Engineering	0.1%
Construction Materials	0.2%
Consumer Finance	0.6%
Containers & Packaging	0.3%
Distributors	0.2%
Diversified Financial Services	2.0%
Diversified Telecommunication Services	1.0%
Electric Utilities	2.3%
Electrical Equipment	0.7%
Electronic Equipment, Instruments & Components	0.8%
Energy Equipment & Services	0.5%
Entertainment	1.5%
Equity Real Estate Investment Trusts (REITs)	3.1%
Food & Staples Retailing	1.9%
Food Products	1.3%
Gas Utilities	0.0%*
Hotels, Restaurants & Leisure	2.3%
Household Durables	0.4%

See accompanying notes to the financial statements.

82 :: SPXV S&P 500® EX-HEALTH CARE ETF :: NOVEMBER 30, 2022 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Household Products	1.7%
Independent Power and Renewable Electricity Producers	0.1%
Industrial Conglomerates	1.1%
Insurance	2.8%
Interactive Media & Services	4.9%
Internet & Direct Marketing Retail	3.1%
IT Services	5.3%
Leisure Products	0.0%*
Machinery	2.1%
Media	0.9%
Metals & Mining	0.4%
Multiline Retail	0.6%
Multi-Utilities	1.0%
Oil, Gas & Consumable Fuels	5.6%
Personal Products	0.2%
Professional Services	0.4%
Real Estate Management & Development	0.1%
Road & Rail	1.1%
Semiconductors & Semiconductor Equipment	6.2%
Software	9.8%
Specialty Retail	2.8%
Technology Hardware, Storage & Peripherals	8.0%
Textiles, Apparel & Luxury Goods	0.6%
Tobacco	0.8%
Trading Companies & Distributors	0.3%
Water Utilities	0.1%
Wireless Telecommunication Services	0.3%
Other[a]	0.3%
100.0%

*  Amount represents less than 0.05%.

a  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2022 (UNAUDITED) :: S&P 500® EX-HEALTH CARE ETF SPXV :: 83

	Percentage of Net Assets	Shares	Value
Common Stocks — 99.8%
Abbott Laboratories (Health Care Equipment & Supplies)	0.7%	742	$79,824
AbbVie, Inc. (Biotechnology)	1.1%	749	120,724
Alphabet, Inc., Class A* (Interactive Media & Services)	2.4%	2,541	256,616
Alphabet, Inc., Class C* (Interactive Media & Services)	2.2%	2,272	230,494
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	3.4%	3,756	362,604
Amgen, Inc. (Biotechnology)	0.6%	227	65,013
AT&T, Inc. (Diversified Telecommunication Services)	0.5%	3,020	58,226
Bank of America Corp. (Banks)	1.0%	2,962	112,112
Berkshire Hathaway, Inc., Class B* (Diversified Financial Services)	2.3%	765	243,729
Bristol-Myers Squibb Co. (Pharmaceuticals)	0.7%	905	72,653
Caterpillar, Inc. (Machinery)	0.5%	224	52,956
Charles Schwab Corp. (The) (Capital Markets)	0.5%	647	53,403
Chevron Corp. (Oil, Gas & Consumable Fuels)	1.3%	763	139,866
Coca-Cola Co. (The) (Beverages)	1.0%	1,649	104,893
Comcast Corp., Class A (Media)	0.7%	1,866	68,370
ConocoPhillips (Oil, Gas & Consumable Fuels)	0.6%	539	66,572
Costco Wholesale Corp. (Food & Staples Retailing)	0.9%	188	101,379
CVS Health Corp. (Health Care Providers & Services)	0.5%	556	56,645
Danaher Corp. (Life Sciences Tools & Services)	0.7%	277	75,735
Elevance Health, Inc. (Health Care Providers & Services)	0.5%	102	54,358
Eli Lilly & Co. (Pharmaceuticals)	1.2%	334	123,941
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	1.8%	1,766	196,626
Goldman Sachs Group, Inc. (The) (Capital Markets)	0.5%	145	55,992
Home Depot, Inc. (The) (Specialty Retail)	1.3%	436	141,260
Honeywell International, Inc. (Industrial Conglomerates)	0.6%	285	62,572
Johnson & Johnson (Pharmaceuticals)	1.9%	1,114	198,292
JPMorgan Chase & Co. (Banks)	1.7%	1,243	171,758
Linde plc (Chemicals)	0.7%	211	70,997
Lowe's Cos., Inc. (Specialty Retail)	0.5%	271	57,601
	Percentage of Net Assets	Shares	Value
Common Stocks (continued)
McDonald's Corp. (Hotels, Restaurants & Leisure)	0.8%	312	$85,110
Merck & Co., Inc. (Pharmaceuticals)	1.1%	1,074	118,269
Meta Platforms, Inc., Class A* (Interactive Media & Services)	1.1%	966	114,085
Morgan Stanley (Capital Markets)	0.5%	567	52,771
Netflix, Inc.* (Entertainment)	0.5%	188	57,440
NextEra Energy, Inc. (Electric Utilities)	0.7%	833	70,555
NIKE, Inc., Class B (Textiles, Apparel & Luxury Goods)	0.5%	535	58,684
PepsiCo, Inc. (Beverages)	1.0%	585	108,523
Pfizer, Inc. (Pharmaceuticals)	1.1%	2,378	119,209
Philip Morris International, Inc. (Tobacco)	0.6%	657	65,483
Procter & Gamble Co. (The) (Household Products)	1.4%	1,013	151,099
Raytheon Technologies Corp. (Aerospace & Defense)	0.6%	626	61,799
Tesla, Inc.* (Automobiles)	2.1%	1,129	219,816
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	0.9%	166	92,996
Union Pacific Corp. (Road & Rail)	0.5%	265	57,619
United Parcel Service, Inc., Class B (Air Freight & Logistics)	0.5%	310	58,816
UnitedHealth Group, Inc. (Health Care Providers & Services)	2.0%	396	216,913
Verizon Communications, Inc. (Diversified Telecommunication Services)	0.7%	1,780	69,384
Walmart, Inc. (Food & Staples Retailing)	0.9%	604	92,062
Walt Disney Co. (The)* (Entertainment)	0.7%	773	75,653
Wells Fargo & Co. (Banks)	0.7%	1,607	77,056
Other Common Stocks (a)	48.6%	60,830	5,214,359
Total Common Stocks (Cost $11,023,420)			10,692,912
Securities Lending Reinvestments (b) — 0.0% (c)
Investment Companies — 0.0% (c)
BlackRock Liquidity FedFund, Institutional Class 3.55% (Cost $4,313)	0.0%	4,313	4,313

See accompanying notes to the financial statements.

84 :: SPXT S&P 500® EX-TECHNOLOGY ETF :: NOVEMBER 30, 2022 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

	Principal Amount	Value
Short-Term Investments — 0.1%
Repurchase Agreements (d) — 0.1%
Repurchase Agreements with various counterparties, rates 3.40% - 3.80%, dated 11/30/2022, due 12/1/2022, total to be received $13,627 (Cost $13,623)	$13,623	$13,623
Total Investments — 99.9% (Cost $11,041,356)		10,710,848
Other assets less liabilities — 0.1%		15,159
Net Assets — 100.0%		$10,726,007

*  Non-income producing security.

(a)  The security or a portion of this security is on loan at November 30, 2022. The total value of securities on loan at November 30, 2022 was $11,701, collateralized in the form of cash with a value of $4,313 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $7,682 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 5.25%, and maturity dates ranging from July 15, 2023 - May 15, 2047. The total value of collateral is $11,995.

(b)  The security was purchased with cash collateral held from securities on loan at November 30, 2022. The total value of securities purchased was $4,313.

(c)  Represents less than 0.05% of net assets.

(d)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$939,931
Aggregate gross unrealized depreciation	(1,310,055)
Net unrealized depreciation	$(370,124)
Federal income tax cost	$11,080,972

S&P 500® Ex-Technology ETF invested, as a percentage of net assets, in the following industries, as of November 30, 2022:

Aerospace & Defense	2.4%
Air Freight & Logistics	0.8%
Airlines	0.3%
Auto Components	0.2%
Automobiles	2.5%
Banks	5.3%
Beverages	2.5%
Biotechnology	3.3%
Building Products	0.6%
Capital Markets	4.2%
Chemicals	2.5%
Commercial Services & Supplies	0.7%
Construction & Engineering	0.1%
Construction Materials	0.2%
Consumer Finance	0.7%
Containers & Packaging	0.4%
Distributors	0.2%
Diversified Financial Services	2.3%
Diversified Telecommunication Services	1.2%
Electric Utilities	2.7%
Electrical Equipment	0.8%
Energy Equipment & Services	0.5%
Entertainment	1.8%
Equity Real Estate Investment Trusts (REITs)	3.5%
Food & Staples Retailing	2.2%
Food Products	1.6%
Gas Utilities	0.1%

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2022 (UNAUDITED) :: S&P 500® EX-TECHNOLOGY ETF SPXT :: 85

Health Care Equipment & Supplies	3.6%
Health Care Providers & Services	4.9%
Hotels, Restaurants & Leisure	2.7%
Household Durables	0.4%
Household Products	2.0%
Independent Power and Renewable Electricity Producers	0.1%
Industrial Conglomerates	1.2%
Insurance	3.2%
Interactive Media & Services	5.7%
Internet & Direct Marketing Retail	3.6%
Leisure Products	0.0%*
Life Sciences Tools & Services	2.5%
Machinery	2.5%
Media	1.1%
Metals & Mining	0.5%
Multiline Retail	0.7%
Multi-Utilities	1.2%
Oil, Gas & Consumable Fuels	6.4%
Personal Products	0.2%
Pharmaceuticals	6.3%
Professional Services	0.5%
Real Estate Management & Development	0.1%
Road & Rail	1.2%
Specialty Retail	3.2%
Textiles, Apparel & Luxury Goods	0.7%
Tobacco	0.9%
Trading Companies & Distributors	0.3%
Water Utilities	0.1%
Wireless Telecommunication Services	0.4%
Other[a]	0.2%
100.0%

*  Amount represents less than 0.05%.

a  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

86 :: SPXT S&P 500® EX-TECHNOLOGY ETF :: NOVEMBER 30, 2022 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Shares	Value
Common Stocks — 99.7%
Chemicals — 11.2%
Albemarle Corp.	536	$149,003
Livent Corp.*	5,251	146,975
Sociedad Quimica y Minera de Chile SA, ADR	1,669	165,498
		461,476
Construction & Engineering — 0.8%
Metallurgical Corp. of China Ltd., Class H	144,020	32,267
Metals & Mining — 86.2%
African Rainbow Minerals Ltd.	6,280	105,412
Allkem Ltd.*	19,701	182,528
AMG Advanced Metallurgical Group NV	2,336	91,643
Aneka Tambang Tbk.	1,082,165	136,547
Anglo American Platinum Ltd.	979	97,324
Anglo American plc	1,956	80,331
BHP Group Ltd.	2,557	79,003
Boliden AB	2,612	96,478
Chengtun Mining Group Co. Ltd., Class A	33,300	28,391
China Nonferrous Mining Corp. Ltd.	195,661	91,932
CMOC Group Ltd., Class H	205,540	94,995
Eramet SA	1,969	165,350
First Quantum Minerals Ltd.	5,164	122,770
Franco-Nevada Corp.	317	46,305
Ganfeng Lithium Group Co. Ltd. (a)	20,934	181,710
Glencore plc	12,129	82,375
IGO Ltd.	16,961	177,289
Impala Platinum Holdings Ltd.	4,371	53,041
Jinchuan Group International Resources Co. Ltd.	613,286	46,325
KGHM Polska Miedz SA	1,175	30,322
Lundin Mining Corp.	24,049	148,032
Mineral Resources Ltd.	2,613	155,046
Northam Platinum Holdings Ltd.*	5,344	60,694
Pacific Metals Co. Ltd.	11,372	168,822
Pilbara Minerals Ltd.*	54,158	171,300
POSCO Holdings, Inc., ADR	200	11,412
Royal Bafokeng Platinum Ltd.	13,903	134,396
Investments	Shares	Value
Common Stocks (continued)
Sibanye Stillwater Ltd.	20,166	$54,474
South32 Ltd.	51,725	141,135
Timah Tbk. PT	1,183,012	92,120
Vale Indonesia Tbk. PT*	362,246	169,823
Vale SA, ADR	6,972	115,038
Zhejiang Huayou Cobalt Co. Ltd., Class A	12,000	105,015
Zijin Mining Group Co. Ltd., Class H	17,136	22,246
		3,539,624
Trading Companies & Distributors — 1.5%
Sojitz Corp.	855	15,095
Sumitomo Corp.	2,642	42,991
Toyota Tsusho Corp.	134	5,075
		63,161
Total Common Stocks (Cost $3,988,953)		4,096,528
Total Investments — 99.7% (Cost $3,988,953)		4,096,528
Other assets less liabilities — 0.3%		10,444
Net Assets — 100.0%		$4,106,972

*  Non-income producing security.

(a)  Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

Abbreviations

ADR  American Depositary Receipt

As of November 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$114,405
Aggregate gross unrealized depreciation	(6,830)
Net unrealized appreciation	$107,575
Federal income tax cost	$3,988,953

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2022 (UNAUDITED) :: S&P GLOBAL CORE BATTERY METALS ETF ION :: 87

S&P Global Core Battery Metals ETF invested, as a percentage of net assets, in the following countries as of November 30, 2022:

Australia	24.1%
China	14.7%
South Africa	14.3%
Indonesia	9.7%
Chile	7.6%
United States	7.2%
Japan	5.6%
France	4.0%
Zambia	3.0%
Brazil	2.8%
Sweden	2.4%
Netherlands	2.2%
Canada	1.1%
Poland	0.7%
South Korea	0.3%
Other[a]	0.3%
100.0%

a  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

88 :: ION S&P GLOBAL CORE BATTERY METALS ETF :: NOVEMBER 30, 2022 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Shares	Value
Common Stocks — 100.2%
Automobiles — 4.0%
Tesla, Inc.*	1,270	$247,269
Construction & Engineering — 9.7%
Arcosa, Inc.	3,850	235,235
ReneSola Ltd., ADR*	40,215	189,815
Valmont Industries, Inc.	533	180,505
		605,555
Diversified Consumer Services — 3.8%
ADT, Inc.	25,562	238,749
Electrical Equipment — 37.2%
Array Technologies, Inc.*	11,214	234,821
Ballard Power Systems, Inc.*	36,604	223,285
Bloom Energy Corp., Class A*	10,863	231,273
FuelCell Energy, Inc.*	64,083	221,727
Generac Holdings, Inc.*	2,224	234,677
Plug Power, Inc.*	14,443	230,510
Shoals Technologies Group, Inc., Class A*	7,491	217,014
SunPower Corp.*	9,857	239,032
Sunrun, Inc.*	7,528	245,262
TPI Composites, Inc.*	20,318	245,442
		2,323,043
Independent Power and Renewable Electricity Producers — 7.4%
Ormat Technologies, Inc.	2,521	227,974
Sunnova Energy International, Inc.*	10,314	235,469
		463,443
Industrial Conglomerates — 3.7%
General Electric Co.	2,676	230,056
Machinery — 5.0%
Cummins, Inc.	914	229,560
Hyster-Yale Materials Handling, Inc.	2,795	81,838
		311,398
Investments	Shares	Value
Common Stocks (continued)
Semiconductors & Semiconductor Equipment — 29.4%
Applied Materials, Inc.	1,672	$183,251
Canadian Solar, Inc.*	6,318	226,500
Daqo New Energy Corp., ADR*	4,309	245,225
Enphase Energy, Inc.*	733	234,993
First Solar, Inc.*	1,373	236,884
JinkoSolar Holding Co. Ltd., ADR*	4,779	245,067
Maxeon Solar Technologies Ltd.*	10,423	239,938
SolarEdge Technologies, Inc.*	747	223,248
		1,835,106
Total Common Stocks (Cost $6,435,725)		6,254,619
Total Investments — 100.2% (Cost $6,435,725)		6,254,619
Liabilities in excess of other assets — (0.2%)		(12,105)
Net Assets — 100.0%		$6,242,514

*  Non-income producing security.

Abbreviations

ADR  American Depositary Receipt

As of November 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$567,832
Aggregate gross unrealized depreciation	(749,388)
Net unrealized depreciation	$(181,556)
Federal income tax cost	$6,436,175

S&P Kensho Cleantech ETF invested, as a percentage of net assets, in the following countries as of November 30, 2022:

United States	78.3%
China	10.9%
Canada	7.2%
Singapore	3.8%
Other[a]	(0.2%)
100.0%

a  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2022 (UNAUDITED) :: S&P KENSHO CLEANTECH ETF CTEX :: 89

Investments	Shares	Value
Common Stocks — 99.6%
Electrical Equipment — 16.0%
ABB Ltd., ADR	1,298	$40,874
Allied Motion Technologies, Inc.	292	10,349
Emerson Electric Co.	417	39,936
Rockwell Automation, Inc.	150	39,633
		130,792
Electronic Equipment, Instruments & Components — 18.3%
Cognex Corp.	807	40,172
FARO Technologies, Inc.*	744	22,261
Hollysys Automation Technologies Ltd.	1,286	21,991
Ouster, Inc.*	12,400	14,632
Sanmina Corp.*	377	24,916
Zebra Technologies Corp., Class A*	94	25,406
		149,378
Machinery — 8.6%
3D Systems Corp.*	4,630	46,947
Dover Corp.	163	23,138
		70,085
Semiconductors & Semiconductor Equipment — 19.2%
Allegro MicroSystems, Inc.*	825	25,690
Ambarella, Inc.*	394	29,235
Applied Materials, Inc.	236	25,866
KLA Corp.	66	25,948
ON Semiconductor Corp.*	342	25,718
Tower Semiconductor Ltd.*	540	24,068
		156,525
Software — 26.0%
ANSYS, Inc.*	101	25,684
Aspen Technology, Inc.*	160	36,880
Autodesk, Inc.*	191	38,573
C3.ai, Inc., Class A*	1,787	23,249
PTC, Inc.*	298	37,909
Investments	Shares	Value
Common Stocks (continued)
SAP SE, ADR	224	$24,835
UiPath, Inc., Class A*	2,003	24,977
		212,107
Technology Hardware, Storage & Peripherals — 2.7%
Stratasys Ltd.*	1,580	22,167
Trading Companies & Distributors — 2.8%
Applied Industrial Technologies, Inc.	172	22,788
Wireless Telecommunication Services — 6.0%
SK Telecom Co. Ltd., ADR	1,637	35,114
Turkcell Iletisim Hizmetleri A/S, ADR	3,081	13,864
		48,978
Total Common Stocks (Cost $872,397)		812,820
Total Investments — 99.6% (Cost $872,397)		812,820
Other assets less liabilities — 0.4%		2,869
Net Assets — 100.0%		$815,689

*  Non-income producing security.

Abbreviations

ADR  American Depositary Receipt

As of November 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$47,229
Aggregate gross unrealized depreciation	(108,022)
Net unrealized depreciation	$(60,793)
Federal income tax cost	$873,613

S&P Kensho Smart Factories ETF invested, as a percentage of net assets, in the following countries as of November 30, 2022:

United States	79.9%
Switzerland	5.0%
South Korea	4.3%
Germany	3.0%
Israel	3.0%
China	2.7%
Turkey	1.7%
Other[a]	0.4%
100.0%

a  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

90 :: MAKX S&P KENSHO SMART FACTORIES ETF :: NOVEMBER 30, 2022 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Shares	Value
Common Stocks — 99.7%
Banks — 12.3%
Bank OZK	729,144	$33,649,996
Commerce Bancshares, Inc.	448,368	33,591,730
Cullen/Frost Bankers, Inc.	216,809	31,452,482
Prosperity Bancshares, Inc.	416,951	31,508,987
UMB Financial Corp.	345,578	29,553,830
United Bankshares, Inc.	788,421	33,815,377
		193,572,402
Building Products — 1.8%
Carlisle Cos., Inc.	110,571	29,092,336
Capital Markets — 2.5%
SEI Investments Co.	629,796	39,223,695
Chemicals — 4.5%
RPM International, Inc.	340,057	35,236,706
Sensient Technologies Corp. (a)	470,101	35,121,246
		70,357,952
Commercial Services & Supplies — 2.3%
MSA Safety, Inc.	260,950	36,796,559
Construction & Engineering — 2.2%
MDU Resources Group, Inc.	1,117,647	35,194,704
Containers & Packaging — 6.3%
AptarGroup, Inc.	313,064	33,228,613
Silgan Holdings, Inc.	679,660	35,954,014
Sonoco Products Co. (a)	492,224	30,207,787
		99,390,414
Electric Utilities — 2.3%
OGE Energy Corp.	874,847	35,396,310
Electrical Equipment — 1.7%
Regal Rexnord Corp.	208,745	27,368,557
Equity Real Estate Investment Trusts (REITs) — 2.2%
National Retail Properties, Inc.	760,255	35,245,422
Food & Staples Retailing — 2.2%
Casey's General Stores, Inc.	140,301	34,095,949
Food Products — 4.5%
Flowers Foods, Inc.	1,122,749	33,738,607
Lancaster Colony Corp.	175,682	36,390,770
		70,129,377
Investments	Shares	Value
Common Stocks (continued)
Gas Utilities — 13.1%
National Fuel Gas Co.	471,621	$31,235,459
New Jersey Resources Corp.	726,377	36,137,255
ONE Gas, Inc.	419,921	36,512,131
Southwest Gas Holdings, Inc.	445,693	30,512,143
Spire, Inc. (a)	467,164	34,616,852
UGI Corp.	933,189	36,067,755
		205,081,595
Household Durables — 2.2%
Leggett & Platt, Inc.	961,892	34,252,973
Insurance — 11.0%
American Financial Group, Inc.	230,645	32,802,332
Hanover Insurance Group, Inc. (The)	226,856	33,415,889
Old Republic International Corp.	1,329,540	32,573,730
RenaissanceRe Holdings Ltd.	215,482	40,706,705
RLI Corp.	251,360	32,694,395
		172,193,051
Leisure Products — 2.4%
Polaris, Inc.	324,397	37,000,722
Machinery — 8.7%
Donaldson Co., Inc.	561,897	34,230,765
Graco, Inc.	480,871	33,646,544
Lincoln Electric Holdings, Inc.	230,437	34,077,024
Toro Co. (The)	311,599	34,584,373
		136,538,706
Media — 2.4%
John Wiley & Sons, Inc., Class A	787,609	37,340,543
Metals & Mining — 2.3%
Royal Gold, Inc.	324,536	36,455,129
Multi-Utilities — 4.5%
Black Hills Corp.	497,579	35,641,584
NorthWestern Corp.	590,251	34,476,561
		70,118,145
Pharmaceuticals — 1.5%
Perrigo Co. plc	750,021	24,173,177
Road & Rail — 2.5%
Ryder System, Inc.	417,348	39,017,864

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2022 (UNAUDITED) :: S&P MIDCAP 400® DIVIDEND ARISTOCRATS ETF REGL :: 91

Investments	Shares	Value
Common Stocks (continued)
Specialty Retail — 2.0%
Williams-Sonoma, Inc.	262,603	$30,698,291
Water Utilities — 2.3%
Essential Utilities, Inc.	741,673	35,778,305
Total Common Stocks (Cost $1,361,405,014)		1,564,512,178
	Principal Amount
Short-Term Investments — 0.1%
Repurchase Agreements (b) — 0.1%
Repurchase Agreements with various counterparties, rates 3.40% - 3.80%, dated 11/30/2022, due 12/1/2022, total to be received $886,791 (Cost $886,699)	$886,699	886,699
Total Investments — 99.8% (Cost $1,362,291,713)		1,565,398,877
Other assets less liabilities — 0.2%		2,840,761
Net Assets — 100.0%		$1,568,239,638

(a)  The security or a portion of this security is on loan at November 30, 2022. The total value of securities on loan at November 30, 2022 was $1,383,184, collateralized in the form of U.S. Government Treasury Securities, interest rates ranging from 0.13% - 4.38%, and maturity dates ranging from December 15, 2022 - February 15, 2049. The total value of collateral is $1,387,824.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$215,744,284
Aggregate gross unrealized depreciation	(14,955,984)
Net unrealized appreciation	$200,788,300
Federal income tax cost	$1,364,610,577

See accompanying notes to the financial statements.

92 :: REGL S&P MIDCAP 400® DIVIDEND ARISTOCRATS ETF :: NOVEMBER 30, 2022 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Shares	Value
Common Stocks — 99.8%
Communications Equipment — 5.3%
Cisco Systems, Inc.	61,560	$3,060,763
Motorola Solutions, Inc.	11,609	3,159,970
		6,220,733
Electronic Equipment, Instruments & Components — 20.0%
Amphenol Corp., Class A	37,141	2,987,251
Avnet, Inc.	67,044	3,028,378
Badger Meter, Inc.	26,289	3,044,792
CDW Corp.	16,207	3,057,288
Corning, Inc.	83,087	2,835,759
Littelfuse, Inc.	12,688	3,127,592
National Instruments Corp.	66,858	2,742,515
TE Connectivity Ltd.	23,143	2,918,795
		23,742,370
Entertainment — 2.2%
Activision Blizzard, Inc.	35,021	2,589,803
Internet & Direct Marketing Retail — 2.1%
PetMed Express, Inc. (a)	123,088	2,437,142
IT Services — 26.5%
Accenture plc, Class A	9,809	2,951,822
Automatic Data Processing, Inc.	11,188	2,955,198
Broadridge Financial Solutions, Inc.	18,291	2,727,371
Cass Information Systems, Inc.	64,903	2,821,982
CSG Systems International, Inc.	43,291	2,677,116
International Business Machines Corp.	20,010	2,979,489
Jack Henry & Associates, Inc.	13,846	2,621,740
Mastercard, Inc., Class A	8,669	3,089,632
Paychex, Inc.	23,124	2,868,070
Visa, Inc., Class A (a)	13,719	2,977,023
Western Union Co. (The)	191,043	2,800,690
		31,470,133
Semiconductors & Semiconductor Equipment — 27.0%
Analog Devices, Inc.	18,074	3,107,101
Broadcom, Inc.	5,965	3,286,894
Intel Corp.	98,452	2,960,452
KLA Corp.	9,272	3,645,287
Lam Research Corp.	7,215	3,408,222
Microchip Technology, Inc.	43,330	3,431,303
Power Integrations, Inc.	40,424	3,253,323
QUALCOMM, Inc.	22,933	2,900,795
Skyworks Solutions, Inc.	31,532	3,015,090
Texas Instruments, Inc.	16,706	3,014,765
		32,023,232
Investments	Shares	Value
Common Stocks (continued)
Software — 9.6%
Dolby Laboratories, Inc., Class A	39,379	$2,948,306
Intuit, Inc.	6,400	2,608,576
Microsoft Corp.	10,875	2,774,648
Oracle Corp.	37,077	3,078,503
		11,410,033
Technology Hardware, Storage & Peripherals — 7.1%
Apple, Inc.	17,910	2,651,217
HP, Inc.	100,413	3,016,407
NetApp, Inc.	41,095	2,778,433
		8,446,057
Total Common Stocks (Cost $117,416,156)		118,339,503
Securities Lending Reinvestments (b) — 1.7%
Investment Companies — 1.7%
BlackRock Liquidity FedFund, Institutional Class 3.55% (Cost $2,058,787)	2,058,787	2,058,787
	Principal Amount
Short-Term Investments — 0.1%
Repurchase Agreements (c) — 0.1%
Repurchase Agreements with various counterparties, rates 3.40% - 3.80%, dated 11/30/2022, due 12/1/2022, total to be received $151,320 (Cost $151,305)	$151,305	151,305
Total Investments — 101.6% (Cost $119,626,248)		120,549,595
Liabilities in excess of other assets — (1.6%)		(1,932,083)
Net Assets — 100.0%		$118,617,512

(a)  The security or a portion of this security is on loan at November 30, 2022. The total value of securities on loan at November 30, 2022 was $4,624,511, collateralized in the form of cash with a value of $2,058,787 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $2,522,232 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 6.13%, and maturity dates ranging from December 13, 2022 - May 15, 2052. The total value of collateral is $4,581,019.

(b)  The security was purchased with cash collateral held from securities on loan at November 30, 2022. The total value of securities purchased was $2,058,787.

(c)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2022 (UNAUDITED) :: S&P TECHNOLOGY DIVIDEND ARISTOCRATS ETF TDV :: 93

As of November 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,519,162
Aggregate gross unrealized depreciation	(6,703,600)
Net unrealized appreciation	$815,562
Federal income tax cost	$119,734,033

See accompanying notes to the financial statements.

94 :: TDV S&P TECHNOLOGY DIVIDEND ARISTOCRATS ETF :: NOVEMBER 30, 2022 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 33.0%
U.S. Treasury Obligations — 33.0%
U.S. Treasury Bills 4.15%, 2/16/2023 (a) (Cost $39,648,153)	$40,000,000	$39,647,411
Total Investments — 33.0% (Cost $39,648,153)		39,647,411
Other assets less liabilities — 67.0%		80,531,256
Net Assets — 100.0%		$120,178,667

(a)  The rate shown was the current yield as of November 30, 2022.

As of November 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(8,860,105)
Net unrealized depreciation	$(8,860,105)
Federal income tax cost	$39,648,153

Futures Contracts Sold

Short Bitcoin Strategy ETF had the following open short futures contracts as of November 30, 2022:

	Number of Contracts	Expiration Date	Trading Currency		Notional Amount	Value and Unrealized Depreciation
CME Bitcoin Futures	1,406	12/30/2022	USD	$	120,072,400	$(8,859,363)

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

PROSHARES TRUST Consolidated SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2022 (UNAUDITED) :: SHORT BITCOIN STRATEGY ETF BITI :: 95

Investments	Shares	Value
Common Stocks — 99.6%
Aerospace & Defense — 4.3%
Hexcel Corp.	1,104	$66,185
Building Products — 0.6%
View, Inc.*	7,292	10,209
Chemicals — 63.5%
Akzo Nobel NV	991	70,351
Arkema SA	780	68,277
Axalta Coating Systems Ltd.*	2,596	69,677
Cabot Corp.	846	62,282
Chemours Co. (The)	2,154	66,882
DuPont de Nemours, Inc.	1,076	75,869
Hansol Chemical Co. Ltd.	377	60,029
Huntsman Corp.	2,290	63,616
Ingevity Corp.*	933	73,026
Nanofilm Technologies International Ltd. (a)	22,068	21,569
Neo Performance Materials, Inc.	1,353	10,109
OCI Co. Ltd.	793	57,182
PPG Industries, Inc.	539	72,884
RPM International, Inc.	652	67,560
Sika AG (Registered)	273	68,376
Solvay SA	678	66,235
		973,924
Electrical Equipment — 4.5%
Nidec Corp.	1,112	68,722
Electronic Equipment, Instruments & Components — 2.2%
Solus Advanced Materials Co. Ltd.	1,168	34,406
Metals & Mining — 7.4%
Constellium SE*	4,713	58,677
Materion Corp.	678	54,620
		113,297
Semiconductors & Semiconductor Equipment — 17.1%
Applied Materials, Inc.	691	75,733
Innox Advanced Materials Co. Ltd.	669	14,685
Jusung Engineering Co. Ltd.	1,605	15,273
LX Semicon Co. Ltd.	541	35,975
Magnachip Semiconductor Corp.*	1,494	15,119
Meta Materials, Inc.*(b)	12,010	22,819
SkyWater Technology, Inc.*	1,333	13,157
Universal Display Corp.	622	70,050
		262,811
Total Common Stocks (Cost $1,910,255)		1,529,554
Investments	Shares	Value
Securities Lending Reinvestments (c) — 1.8%
Investment Companies — 1.8%
BlackRock Liquidity FedFund, Institutional Class 3.55% (Cost $27,020)	27,020	$27,020
Total Investments — 101.4% (Cost $1,937,275)		1,556,574
Liabilities in excess of other assets — (1.4%)		(22,116)
Net Assets — 100.0%		$1,534,458

*  Non-income producing security.

(a)  Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)  The security or a portion of this security is on loan at November 30, 2022. The total value of securities on loan at November 30, 2022 was $22,817, collateralized in the form of cash with a value of $27,020 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments.

(c)  The security was purchased with cash collateral held from securities on loan at November 30, 2022. The total value of securities purchased was $27,020.

As of November 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$25,198
Aggregate gross unrealized depreciation	(410,720)
Net unrealized depreciation	$(385,522)
Federal income tax cost	$1,942,096

See accompanying notes to the financial statements.

96 :: TINT SMART MATERIALS ETF :: NOVEMBER 30, 2022 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Smart Materials ETF invested, as a percentage of net assets, in the following countries as of November 30, 2022:

United States	57.3%
South Korea	14.2%
France	8.3%
Netherlands	4.6%
Japan	4.5%
Switzerland	4.4%
Belgium	4.3%
Singapore	1.4%
Canada	0.6%
Other[a]	0.4%
100.0%

a  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2022 (UNAUDITED) :: SMART MATERIALS ETF TINT :: 97

Investments	Shares	Value
Common Stocks — 99.3%
Air Freight & Logistics — 37.1%
CH Robinson Worldwide, Inc.	671	$67,248
Deutsche Post AG (Registered)	2,231	87,825
DSV A/S	562	87,990
Expeditors International of Washington, Inc.	822	95,401
FedEx Corp.	413	75,257
GXO Logistics, Inc.*	569	26,664
International Distributions Services plc	3,686	10,147
Nippon Express Holdings, Inc.	437	25,602
SG Holdings Co. Ltd.	1,452	22,397
United Parcel Service, Inc., Class B	484	91,829
Yamato Holdings Co. Ltd.	1,369	22,732
ZTO Express Cayman, Inc.	2,419	59,988
		673,080
Commercial Services & Supplies — 3.4%
Brambles Ltd.	7,635	62,757
IT Services — 4.4%
Amadeus IT Group SA*	1,490	79,478
Marine — 15.8%
COSCO SHIPPING Holdings Co. Ltd., Class H	16,823	18,156
Evergreen Marine Corp. Taiwan Ltd.	7,155	37,736
HMM Co. Ltd.	1,865	31,535
Kawasaki Kisen Kaisha Ltd. (a)	1,356	25,511
Kuehne + Nagel International AG (Registered)	270	65,228
Matson, Inc.	212	13,517
Orient Overseas International Ltd. (a)	529	9,901
Pacific Basin Shipping Ltd.	27,764	9,242
SITC International Holdings Co. Ltd.	6,714	14,647
Star Bulk Carriers Corp.	500	9,625
Wan Hai Lines Ltd.	8,386	20,649
Yang Ming Marine Transport Corp.	11,807	25,253
ZIM Integrated Shipping Services Ltd.	365	7,672
		288,672
Road & Rail — 36.5%
Aurizon Holdings Ltd.	9,782	25,297
Canadian Pacific Railway Ltd.	1,201	98,328
CSX Corp.	2,798	91,467
Full Truck Alliance Co. Ltd., ADR*	4,912	41,900
Knight-Swift Transportation Holdings, Inc.	821	45,508
Landstar System, Inc.	197	34,077
Old Dominion Freight Line, Inc.	333	100,769
Rumo SA	6,482	24,308
Investments	Shares	Value
Common Stocks (continued)
RXO, Inc.*	573	$10,887
Saia, Inc.*	141	34,346
TFI International, Inc.	442	47,974
Union Pacific Corp.	398	86,537
XPO Logistics, Inc.*	573	22,129
		663,527
Transportation Infrastructure — 2.1%
Getlink SE	2,256	37,174
Total Common Stocks (Cost $1,972,885)		1,804,688
Total Investments — 99.3% (Cost $1,972,885)		1,804,688
Other assets less liabilities — 0.7%		13,495
Net Assets — 100.0%		$1,818,183

*  Non-income producing security.

(a)  The security or a portion of this security is on loan at November 30, 2022. The total value of securities on loan at November 30, 2022 was $35,413, collateralized in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 6.63%, and maturity dates ranging from February 28, 2023 - May 15, 2052. The total value of collateral is $37,589.

As of November 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$73,668
Aggregate gross unrealized depreciation	(244,198)
Net unrealized depreciation	$(170,530)
Federal income tax cost	$1,975,218

See accompanying notes to the financial statements.

98 :: SUPL SUPPLY CHAIN LOGISTICS ETF :: NOVEMBER 30, 2022 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Supply Chain Logistics ETF invested, as a percentage of net assets, in the following countries as of November 30, 2022:

United States	46.6%
Canada	8.1%
Japan	5.3%
China	5.1%
Australia	4.8%
Denmark	4.8%
Germany	4.8%
Taiwan	4.6%
Spain	4.4%
Switzerland	3.6%
France	2.1%
South Korea	1.7%
Brazil	1.3%
Hong Kong	1.1%
United Kingdom	0.6%
Israel	0.4%
Other[a]	0.7%
100.0%

a  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2022 (UNAUDITED) :: SUPPLY CHAIN LOGISTICS ETF SUPL :: 99

STATEMENTS OF ASSETS AND LIABILITIES

100 :: NOVEMBER 30, 2022 (UNAUDITED) :: STATEMENTS OF ASSETS AND LIABILITIES PROSHARES TRUST

	Big Data Refiners ETF	Bitcoin Strategy ETF(c)	Decline of the Retail Store ETF	DJ Brookfield Global Infrastructure ETF	Equities for Rising Rates ETF	Global Listed Private Equity ETF
ASSETS:
Securities and Repurchase Agreements, at cost	$2,706,016	$272,581,050	$11,871,003	$184,084,317	$77,160,196	$14,435,063
Securities, at value(a)	1,692,448	272,575,952	—	188,583,383	76,596,481	11,791,505
Repurchase Agreements, at value	—	—	11,871,003	735,570	47,383	95,718
Cash	3,624	109,484,059	628,283	38,552	2,508	5,055
Foreign cash(b)	326	—	—	73,741	—	769
Segregated cash balances with brokers for futures contracts	—	174,666,530	—	—	—	—
Segregated cash balances with custodian for swap agreements	—	—	5,176,000	—	—	—
Segregated cash balances with Authorized Participant for deposit securities	—	—	—	1,576,552	—	—
Dividends and interest receivable	121	—	1,224	496,006	164,273	4,895
Receivable for security lending income	810	—	—	5,050	—	—
Receivable for investments sold	—	28,678,942	—	934,235	—	—
Due from broker	—	515,585	—	—	—	—
Receivable for capital shares issued	—	234	—	—	544,643	—
Receivable from Advisor	—	—	—	—	—	4,968
Reclaims receivable	—	—	—	27,501	—	36,163
Receivable for variation margin on futures contracts	—	20,031,228	—	—	—	—
Prepaid expenses	—	—	—	—	—	52
Total Assets	1,697,329	605,952,530	17,676,510	192,470,590	77,355,288	11,939,125
LIABILITIES:
Collateral upon return of deposit securities	—	—	—	1,576,552	—	—
Payable for investments purchased	—	—	—	—	539,166	—
Payable for capital shares redeemed	—	31,135,717	—	—	—	—
Payable for cash collateral received from securities loaned	36,779	—	—	461,500	—	—
Advisory fees payable	772	351,415	11,078	63,924	20,756	—
Custodian fees payable	—	—	—	—	—	755
Administration fees payable	—	—	—	—	—	18,904
Trustee fees payable	15	5,003	148	1,007	465	100
Compliance services fees payable	8	2,821	59	589	241	69
Listing, Data and related fees payable	—	—	—	—	—	14,794
Professional fees payable	—	—	—	—	—	14,322
Unrealized depreciation on non-exchange traded swap agreements	—	—	2,338,951	—	—	—
Due to Authorized Participant	—	—	—	934,235	—	—
Other liabilities	—	2	—	—	—	1,873
Total Liabilities	37,574	31,494,958	2,350,236	3,037,807	560,628	50,817
NET ASSETS	$1,659,755	$574,457,572	$15,326,274	$189,432,783	$76,794,660	$11,888,308
NET ASSETS CONSIST OF:
Paid in Capital	$3,255,113	$1,887,769,225	$47,865,782	$188,218,313	$80,204,597	$19,740,042
Distributable earnings (loss)	(1,595,358)	(1,313,311,653)	(32,539,508)	1,214,470	(3,409,937)	(7,851,734)
NET ASSETS	$1,659,755	$574,457,572	$15,326,274	$189,432,783	$76,794,660	$11,888,308
Shares (unlimited number of shares authorized, no par value)	75,001	53,780,001	1,100,001	4,080,001	1,410,001	430,001
Net Asset Value	$22.13	$10.68	$13.93	$46.43	$54.46	$27.65
(a) Includes securities on loan valued at:	$39,239	$—	$—	$442,630	$—	$—
(b) Cost of foreign cash:	$328	$—	$—	$73,387	$—	$732

(c)  Consolidated Statement of Assets and Liabilities.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF ASSETS AND LIABILITIES :: NOVEMBER 30, 2022 (UNAUDITED) :: 101

	Hedge Replication ETF	High Yield- Interest Rate Hedged	Inflation Expectations ETF	Investment Grade-Interest Rate Hedged	K-1 Free Crude Oil Strategy ETF(b)	Large Cap Core Plus
ASSETS:
Securities and Repurchase Agreements, at cost	$41,400,711	$139,502,994	$68,970,578	$400,149,458	$—	$376,721,012
Securities, at value(a)	34,736,273	120,069,991	—	385,033,679	—	431,298,826
Repurchase Agreements, at value	6,781,524	2,256,953	68,970,578	4,567,515	—	6,226,462
Cash	358,033	102,858	3,650,232	259,858	84,504,724	321,661
Segregated cash balances with brokers for futures contracts	8,745	1,951,308	—	12,913,910	9,914,050	—
Segregated cash balances with custodian for swap agreements	2,381,000	—	5,316,600	—	—	9,070,214
Dividends and interest receivable	8,842	1,887,390	7,113	4,340,351	—	797,729
Receivable for security lending income	1	2,383	—	168	—	408
Receivable for investments sold	5,705	4,350,064	—	—	—	—
Receivable for capital shares issued	—	—	—	—	1,125,524	—
Receivable from Advisor	12,627	—	—	—	—	—
Receivable for variation margin on futures contracts	3,004	—	—	—	2,833,158	—
Unrealized appreciation on non-exchange traded swap agreements	544,841	—	5,319,355	—	—	15,326,737
Prepaid expenses	136	—	120	—	—	—
Total Assets	44,840,731	130,620,947	83,263,998	407,115,481	98,377,456	463,042,037
LIABILITIES:
Payable for investments purchased	—	1,189,300	—	—	—	—
Payable for capital shares redeemed	—	2,966,230	—	—	—	—
Payable for cash collateral received from securities loaned	9	2,718,013	—	970	—	1,359,060
Advisory fees payable	—	51,749	13,052	99,738	49,263	160,425
Management Services fees payable	—	—	6,568	—	—	—
Custodian fees payable	31,798	—	619	—	—	—
Administration fees payable	19,798	—	14,935	—	—	—
Trustee fees payable	306	928	496	3,786	661	3,165
Compliance services fees payable	182	551	241	2,821	363	1,921
Listing, Data and related fees payable	271,581	—	13,712	—	—	—
Professional fees payable	38,648	—	10,260	—	—	—
Payable for variation margin on futures contracts	—	482,046	—	1,153,004	—	—
Unrealized depreciation on non-exchange traded swap agreements	1,310,790	—	3,991,141	—	—	6,606,946
Other liabilities	3,166	54,858	3,725	—	—	—
Total Liabilities	1,676,278	7,463,675	4,054,749	1,260,319	50,287	8,131,517
NET ASSETS	$43,164,453	$123,157,272	$79,209,249	$405,855,162	$98,327,169	$454,910,520
NET ASSETS CONSIST OF:
Paid in Capital	$43,914,546	$175,472,923	$83,261,886	$510,830,815	$34,649,407	$365,825,323
Distributable earnings (loss)	(750,093)	(52,315,651)	(4,052,637)	(104,975,653)	63,677,762	89,085,197
NET ASSETS	$43,164,453	$123,157,272	$79,209,249	$405,855,162	$98,327,169	$454,910,520
Shares (unlimited number of shares authorized, no par value)	905,000	2,075,001	2,370,001	5,725,001	2,184,034	9,380,000
Net Asset Value	$47.70	$59.35	$33.42	$70.89	$45.02	$48.50
(a) Includes securities on loan valued at:	$4,627	$4,235,330	$—	$950	$—	$3,373,131

(b)  Consolidated Statement of Assets and Liabilities.

See accompanying notes to the financial statements.

102 :: NOVEMBER 30, 2022 (UNAUDITED) :: STATEMENTS OF ASSETS AND LIABILITIES PROSHARES TRUST

	Long Online/ Short Stores ETF	Merger ETF	Metaverse ETF	MSCI EAFE Dividend Growers ETF	MSCI Emerging Markets Dividend Growers ETF		MSCI Europe Dividend Growers ETF
ASSETS:
Securities and Repurchase Agreements, at cost	$21,432,037	$16,685,084	$7,943,594	$93,145,661	$17,876,941		$9,930,986
Securities, at value(a)	13,011,765	13,557,251	6,423,008	88,202,281	16,888,815		8,620,073
Repurchase Agreements, at value	87,585	3,096,898	—	269,804	—		33,131
Cash	4,654	162,738	2,871	24,449	—		1,753
Foreign cash(b)	—	5,594	—	89,261	2,207,730		6,692
Segregated cash balances with custodian for swap agreements	3,284,780	401,000	—	—	—		—
Segregated cash balances with Authorized Participant for deposit securities	—	—	—	1,642,093	—		1,401,651
Dividends and interest receivable	6,524	173,751	2,833	214,296	17,506		7,193
Receivable for security lending income	166	—	573	607	61		—
Receivable for investments sold	1,104,022	—	—	13,024,353	6,293,045		1,746,678
Receivable from Advisor	—	48	—	—	—		—
Reclaims receivable	—	284	—	495,692	—		50,774
Unrealized appreciation on non-exchange traded swap agreements	1,359,422	4,648,840	—	—	—		—
Unrealized appreciation on forward foreign currency contracts	—	3,931	—	—	—		—
Prepaid expenses	—	201	—	—	—		—
Total Assets	18,858,918	22,050,536	6,429,285	103,962,836	25,407,157		11,867,945
LIABILITIES:
Cash overdraft	—	—	—	—	2,099,549		—
Collateral upon return of deposit securities	—	—	—	1,642,093	—		1,401,651
Payable for investments purchased	698,199	—	—	11,717,322	6,290,979		545,591
Payable for capital shares redeemed	—	—	—	1,427,907	—		1,218,827
Payable for cash collateral received from securities loaned	543,338	—	431,948	1,180,520	—		—
Advisory fees payable	7,080	—	2,714	35,817	7,846		4,386
Custodian fees payable	—	1,099	—	—	—		—
Administration fees payable	—	19,186	—	—	—		—
Trustee fees payable	140	228	52	660	118		69
Compliance services fees payable	145	194	17	452	73		47
Listing, Data and related fees payable	—	10,612	—	—	—		—
Professional fees payable	—	10,289	—	—	—		—
Unrealized depreciation on non-exchange traded swap agreements	3,565,214	1,246,930	—	—	—		—
Unrealized depreciation on forward foreign currency contracts	—	90,351	—	—	—		—
Due to counterparty	—	52,545	—	—	6,787		—
Other liabilities	—	7,902	—	—	68,751	(c)	—
Total Liabilities	4,814,116	1,439,336	434,731	16,004,771	8,474,103		3,170,571
NET ASSETS	$14,044,802	$20,611,200	$5,994,554	$87,958,065	$16,933,054		$8,697,374
NET ASSETS CONSIST OF:
Paid in Capital	$85,765,406	$21,949,127	$7,923,242	$98,289,011	$22,406,815		$10,932,711
Distributable earnings (loss)	(71,720,604)	(1,337,927)	(1,928,688)	(10,330,946)	(5,473,761)		(2,235,337)
NET ASSETS	$14,044,802	$20,611,200	$5,994,554	$87,958,065	$16,933,054		$8,697,374
Shares (unlimited number of shares authorized, no par value)	435,001	525,001	190,001	2,480,001	365,001		215,001
Net Asset Value	$32.29	$39.26	$31.55	$35.47	$46.39		$40.45
(a) Includes securities on loan valued at:	$645,850	$—	$437,111	$2,072,979	$—		$—
(b) Cost of foreign cash:	$—	$5,429	$—	$88,299	$2,207,663		$6,645

(c)  Relates to payable for deferred India capital gains tax of $68,751.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF ASSETS AND LIABILITIES :: NOVEMBER 30, 2022 (UNAUDITED) :: 103

	MSCI Transformational Changes ETF		Nanotechnology ETF	Nasdaq-100 Dorsey Wright Momentum ETF	On-Demand ETF		Online Retail ETF	Pet Care ETF
ASSETS:
Securities and Repurchase Agreements, at cost	$21,659,485		$3,028,763	$9,704,799	$1,890,110		$245,372,346	$181,886,446
Securities, at value(a)	17,279,410		2,415,429	10,767,764	996,432		128,376,215	115,254,527
Repurchase Agreements, at value	16,775		—	12,425	—		147,997	307,782
Cash	—		4,948	658	2,892		7,833	61,152
Foreign cash(b)	24,221		198	—	180		—	2,241
Dividends and interest receivable	16,025		2,728	4,510	248		63,677	57,779
Receivable for security lending income	—		149	—	70		2,535	49
Receivable for investments sold	2,502,947		—	—	—		8,655,468	—
Reclaims receivable	15,322		—	—	—		—	139,548
Total Assets	19,854,700		2,423,452	10,785,357	999,822		137,253,725	115,823,078
LIABILITIES:
Cash overdraft	10,901		—	—	—		—	—
Due to custodian	23,674		—	—	—		—	—
Payable for investments purchased	2,290,467		—	—	—		8,739,936	—
Payable for cash collateral received from securities loaned	—		91,944	—	635		2,494,085	—
Advisory fees payable	7,906		1,060	5,298	454		55,782	48,052
Trustee fees payable	182		17	114	8		1,829	1,056
Compliance services fees payable	136		9	76	5		1,867	850
Due to Authorized Participant	111,605		—	—	—		—	—
Other liabilities	1,197	(c)	—	—	385	(d)	—	—
Total Liabilities	2,446,068		93,030	5,488	1,487		11,293,499	49,958
NET ASSETS	$17,408,632		$2,330,422	$10,779,869	$998,335		$125,960,226	$115,773,120
NET ASSETS CONSIST OF:
Paid in Capital	$26,478,481		$3,014,013	$17,248,168	$2,871,554		$633,971,548	$224,940,498
Distributable earnings (loss)	(9,069,849)		(683,591)	(6,468,299)	(1,873,219)		(508,011,322)	(109,167,378)
NET ASSETS	$17,408,632		$2,330,422	$10,779,869	$998,335		$125,960,226	$115,773,120
Shares (unlimited number of shares authorized, no par value)	525,001		75,001	320,001	50,001		3,930,001	2,300,001
Net Asset Value	$33.16		$31.07	$33.69	$19.97		$32.05	$50.34
(a) Includes securities on loan valued at:	$—		$84,114	$—	$16,478		$4,902,362	$—
(b) Cost of foreign cash:	$24,094		$187	$—	$180		$—	$2,171

(c)  Relates to payable for deferred India capital gains tax of $1,197.

(d)  Relates to payable for deferred India capital gains tax of $385.

See accompanying notes to the financial statements.

104 :: NOVEMBER 30, 2022 (UNAUDITED) :: STATEMENTS OF ASSETS AND LIABILITIES PROSHARES TRUST

	Russell 2000 Dividend Growers ETF	Russell U.S. Dividend Growers ETF	S&P 500® Bond ETF	S&P 500® Dividend Aristocrats ETF	S&P 500® Ex-Energy ETF	S&P 500® Ex-Financials ETF
ASSETS:
Securities and Repurchase Agreements, at cost	$788,979,615	$11,260,163	$14,988,342	$10,447,622,968	$29,634,566	$10,728,346
Securities, at value(a)	877,065,140	11,860,309	12,841,893	11,422,449,481	28,884,329	10,719,068
Repurchase Agreements, at value	941,365	12,658	244,281	3,165,175	25,443	10,809
Cash	67,108	670	12,538	165,458	1,613	133
Dividends and interest receivable	1,492,095	41,932	123,254	28,612,720	42,029	18,625
Receivable for security lending income	2,157	9	5	29	—	1
Receivable for investments sold	—	1,958,714	—	—	—	—
Receivable for capital shares issued	3,893,464	—	—	—	—	—
Total Assets	883,461,329	13,874,292	13,221,971	11,454,392,863	28,953,414	10,748,636
LIABILITIES:
Payable for investments purchased	3,855,654	10,017	183,726	—	—	—
Payable for capital shares redeemed	—	1,980,032	—	—	—	—
Payable for cash collateral received from securities loaned	3,428,000	—	39,713	—	9,052	—
Advisory fees payable	276,702	3,819	1,568	3,143,307	2,064	765
Trustee fees payable	5,638	98	107	71,580	185	69
Compliance services fees payable	3,409	68	91	40,412	108	38
Total Liabilities	7,569,403	1,994,034	225,205	3,255,299	11,409	872
NET ASSETS	$875,891,926	$11,880,258	$12,996,766	$11,451,137,564	$28,942,005	$10,747,764
NET ASSETS CONSIST OF:
Paid in Capital	$843,932,564	$9,551,949	$17,458,260	$10,155,626,182	$29,703,617	$6,304,208
Distributable earnings (loss)	31,959,362	2,328,309	(4,461,494)	1,295,511,382	(761,612)	4,443,556
NET ASSETS	$875,891,926	$11,880,258	$12,996,766	$11,451,137,564	$28,942,005	$10,747,764
Shares (unlimited number of shares authorized, no par value)	13,370,001	240,001	175,001	121,150,001	335,001	125,001
Net Asset Value	$65.51	$49.50	$74.27	$94.52	$86.39	$85.98
(a) Includes securities on loan valued at:	$9,610,994	$—	$38,982	$16,488	$8,976	$6,216

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF ASSETS AND LIABILITIES :: NOVEMBER 30, 2022 (UNAUDITED) :: 105

	S&P 500® Ex-Health Care ETF	S&P 500® Ex-Technology ETF	S&P Global Core Battery Metals ETF	S&P Kensho Cleantech ETF	S&P Kensho Smart Factories ETF	S&P MidCap 400® Dividend Aristocrats ETF
ASSETS:
Securities and Repurchase Agreements, at cost	$5,495,260	$11,041,356	$3,988,953	$6,435,725	$872,397	$1,362,291,713
Securities, at value(a)	5,438,906	10,697,225	4,096,528	6,254,619	812,820	1,564,512,178
Repurchase Agreements, at value	3,877	13,623	—	—	—	886,699
Cash	265	857	40	9,160	2,493	46,551
Segregated cash balances with Authorized Participant for deposit securities	—	—	2,678	—	—	—
Dividends and interest receivable	9,240	19,486	—	2,930	767	4,440,471
Receivable for security lending income	—	1	—	—	—	166
Receivable for investments sold	—	—	65,929	868,613	—	34,123,079
Receivable for capital shares issued	—	—	4,003,200	—	—	6,673,407
Total Assets	5,452,288	10,731,192	8,168,375	7,135,322	816,080	1,610,682,551
LIABILITIES:
Foreign cash overdraft(b)	—	—	133,309	—	—	—
Payable for investments purchased	—	—	3,928,030	889,940	—	41,944,482
Payable for cash collateral received from securities loaned	—	4,313	—	—	—	—
Advisory fees payable	387	770	64	2,819	375	485,223
Trustee fees payable	37	65	—	33	9	8,549
Compliance services fees payable	19	37	—	16	7	4,659
Total Liabilities	443	5,185	4,061,403	892,808	391	42,442,913
NET ASSETS	$5,451,845	$10,726,007	$4,106,972	$6,242,514	$815,689	$1,568,239,638
NET ASSETS CONSIST OF:
Paid in Capital	$5,424,676	$11,108,808	$4,005,917	$6,755,973	$1,578,853	$1,307,257,410
Distributable earnings (loss)	27,169	(382,801)	101,055	(513,459)	(763,164)	260,982,228
NET ASSETS	$5,451,845	$10,726,007	$4,106,972	$6,242,514	$815,689	$1,568,239,638
Shares (unlimited number of shares authorized, no par value)	65,001	150,001	100,001	175,001	25,001	20,870,001
Net Asset Value	$83.87	$71.51	$41.07	$35.67	$32.63	$75.14
(a) Includes securities on loan valued at:	$2,847	$11,701	$—	$—	$—	$1,383,184
(b) Cost of foreign cash:	$—	$—	$(133,309)	$—	$—	$—

See accompanying notes to the financial statements.

106 :: NOVEMBER 30, 2022 (UNAUDITED) :: STATEMENTS OF ASSETS AND LIABILITIES PROSHARES TRUST

	S&P Technology Dividend Aristocrats ETF	Short Bitcoin Strategy ETF(c)	Smart Materials ETF	Supply Chain Logistics ETF
ASSETS:
Securities and Repurchase Agreements, at cost	$119,626,248	$39,648,153	$1,937,275	$1,972,885
Securities, at value(a)	120,398,290	39,647,411	1,556,574	1,804,688
Repurchase Agreements, at value	151,305	—	—	—
Cash	8,008	51,687,291	2,668	4,149
Foreign cash(b)	—	—	200	734
Segregated cash balances with brokers for futures contracts	—	34,334,520	—	—
Dividends and interest receivable	241,576	—	2,089	8,409
Receivable for security lending income	644	—	133	7
Receivable for investments sold	8,260,812	—	—	—
Receivable for capital shares issued	596,067	6,412,685	—	—
Reclaims receivable	—	—	541	1,029
Total Assets	129,656,702	132,081,907	1,562,205	1,819,016
LIABILITIES:
Payable for investments purchased	590,060	6,021,050	—	—
Payable for capital shares redeemed	8,344,942	1,236,308	—	—
Payable for cash collateral received from securities loaned	2,058,787	—	27,020	—
Advisory fees payable	44,164	52,941	708	811
Trustee fees payable	784	636	12	17
Compliance services fees payable	453	157	7	5
Payable for variation margin on futures contracts	—	4,592,067	—	—
Other liabilities	—	81	—	—
Total Liabilities	11,039,190	11,903,240	27,747	833
NET ASSETS	$118,617,512	$120,178,667	$1,534,458	$1,818,183
NET ASSETS CONSIST OF:
Paid in Capital	$111,675,789	$131,504,874	$2,104,517	$2,018,668
Distributable earnings (loss)	6,941,723	(11,326,207)	(570,059)	(200,485)
NET ASSETS	$118,617,512	$120,178,667	$1,534,458	$1,818,183
Shares (unlimited number of shares authorized, no par value)	1,990,001	3,070,000	50,001	50,001
Net Asset Value	$59.61	$39.15	$30.69	$36.36
(a) Includes securities on loan valued at:	$4,624,511	$—	$22,817	$35,413
(b) Cost of foreign cash:	$—	$—	$200	$713

(c)  Consolidated Statement of Assets and Liabilities.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF ASSETS AND LIABILITIES :: NOVEMBER 30, 2022 (UNAUDITED) :: 107

STATEMENTS OF OPERATIONS

108 :: FOR THE PERIODS ENDED NOVEMBER 30, 2022 (UNAUDITED) :: STATEMENTS OF OPERATIONS PROSHARES TRUST

	Big Data Refiners ETF	Bitcoin Strategy ETF(a)	Decline of the Retail Store ETF	DJ Brookfield Global Infrastructure ETF	Equities for Rising Rates ETF	Global Listed Private Equity ETF
	Six Months Ended November 30, 2022	Six Months Ended November 30, 2022	Six Months Ended November 30, 2022	Six Months Ended November 30, 2022	Six Months Ended November 30, 2022	Six Months Ended November 30, 2022
INVESTMENT INCOME:
Dividends	$908	$—	$—	$2,647,536	$1,249,220	$403,201
Interest	—	3,898,734	200,391	6,246	1,128	917
Securities lending income (Note 2)	2,577	—	—	12,086	304	427
Foreign withholding tax on income	(74)	—	—	(149,532)	—	(5,746)
Total Investment Income	3,411	3,898,734	200,391	2,516,336	1,250,652	398,799
EXPENSES:
Advisory fees (Note 4)	5,608	3,190,583	64,112	331,555	137,150	30,797
Management Services fees (Note 4)	—	—	—	—	—	6,159
Professional fees	—	—	—	—	—	10,933
Administration fees (Note 5)	—	—	—	—	—	37,493
Custodian fees (Note 6)	—	—	—	—	—	2,494
Printing and Shareholder reports	—	—	—	—	—	848
Listing, Data and related fees (Note 7)	—	—	—	—	—	19,050
Trustees fees (Note 8)	20	9,226	194	1,413	788	126
Compliance services fees (Note 4)	—	41	33	81	93	—
Other fees	—	—	—	—	—	2,519
Total Gross Expenses before fees waived and/or reimbursed	5,628	3,199,850	64,339	333,049	138,031	110,419
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	(73,481)
Total Net Expenses	5,628	3,199,850	64,339	333,049	138,031	36,938
Net Investment Income (Loss)	(2,217)	698,884	136,052	2,183,287	1,112,621	361,861
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities	(673,542)	(196,976)	—	(724,976)	(3,763,541)	(364,930)
Expiration or closing of futures contracts	—	(418,897,228)	—	—	—	—
Expiration or closing of non-exchange traded swap agreements	—	—	(25,933)	—	—	—
In-kind redemptions of investments	—	—	—	361,861	(573,167)	(93,423)
Foreign currency transactions	(104)	—	—	(20,233)	—	(266)
Net realized gain (loss)	(673,646)	(419,094,204)	(25,933)	(383,348)	(4,336,708)	(458,619)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION FROM:
Investments	517,043	19,440	—	(7,266,409)	(738,592)	(880,321)
Futures contracts	—	(10,086,791)	—	—	—	—
Non-exchange traded swap agreements	—	—	(2,993,579)	—	—	—
Foreign currency translations	22	—	—	(4,785)	—	(1,222)
Change in net unrealized appreciation/depreciation	517,065	(10,067,351)	(2,993,579)	(7,271,194)	(738,592)	(881,543)
Net realized and unrealized gain (loss)	(156,581)	(429,161,555)	(3,019,512)	(7,654,542)	(5,075,300)	(1,340,162)
Change in Net Assets Resulting from Operations	$(158,798)	$(428,462,671)	$(2,883,460)	$(5,471,255)	$(3,962,679)	$(978,301)

(a)  Consolidated Statement of Operations.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF OPERATIONS :: FOR THE PERIODS ENDED NOVEMBER 30, 2022 (UNAUDITED) :: 109

	Hedge Replication ETF	High Yield- Interest Rate Hedged	Inflation Expectations ETF	Investment Grade-Interest Rate Hedged	K-1 Free Crude Oil Strategy ETF(a)	Large Cap Core Plus
	Six Months Ended November 30, 2022	Six Months Ended November 30, 2022	Six Months Ended November 30, 2022	Six Months Ended November 30, 2022	Six Months Ended November 30, 2022	Six Months Ended November 30, 2022
INVESTMENT INCOME:
Dividends	$52,039	$—	$—	$—	$—	$4,081,087
Interest	438,225	3,953,276	755,331	9,705,619	28,683	128,674
Securities lending income (Note 2)	3	20,707	—	1,041	—	6,807
Foreign withholding tax on income	(80)	—	—	—	—	—
Total Investment Income	490,187	3,973,983	755,331	9,706,660	28,683	4,216,568
EXPENSES:
Advisory fees (Note 4)	160,377	324,877	195,686	729,539	308,433	983,314
Management Services fees (Note 4)	21,383	—	35,579	—	—	—
Professional fees	33,537	—	8,828	—	—	—
Administration fees (Note 5)	39,772	—	28,542	—	—	—
Custodian fees (Note 6)	97,029	—	2,137	—	—	—
Printing and Shareholder reports	1,898	—	3,191	—	—	—
Listing, Data and related fees (Note 7)	68,782	—	18,573	—	—	—
Trustees fees (Note 8)	428	1,310	688	4,643	954	4,387
Compliance services fees (Note 4)	19	57	89	—	69	152
Other fees	2,860	—	3,353	—	42,114 (b)	—
Total Gross Expenses before fees waived and/or reimbursed	426,085	326,244	296,666	734,182	351,570	987,853
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(222,958)	—	(189,931)	—	—	—
Total Net Expenses	203,127	326,244	106,735	734,182	351,570	987,853
Net Investment Income (Loss)	287,060	3,647,739	648,596	8,972,478	(322,887)	3,228,715
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities	(922,435)	(2,237,804)	—	(123,281,531)	(29)	(3,235,205)
Expiration or closing of futures contracts	(7,309)	7,533,499	—	45,375,907	2,218,742	—
Expiration or closing of non-exchange traded swap agreements	(1,322,331)	—	(3,459,264)	—	—	(18,240,309)
In-kind redemptions of investments	—	(2,116,749)	—	(29,675,797)	—	5,418,042
Net realized gain (loss)	(2,252,075)	3,178,946	(3,459,264)	(107,581,421)	2,218,713	(16,057,472)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION FROM:
Investments	957,889	(5,573,304)	—	108,349,477	—	(10,673,459)
Futures contracts	(100,560)	(1,150,997)	—	(7,597,948)	(20,145,256)	—
Non-exchange traded swap agreements	805,561	—	3,493,880	—	—	11,634,312
Change in net unrealized appreciation/depreciation	1,662,890	(6,724,301)	3,493,880	100,751,529	(20,145,256)	960,853
Net realized and unrealized gain (loss)	(589,185)	(3,545,355)	34,616	(6,829,892)	(17,926,543)	(15,096,619)
Change in Net Assets Resulting from Operations	$(302,125)	$102,384	$683,212	$2,142,586	$(18,249,430)	$(11,867,904)

(a)  Consolidated Statement of Operations.

(b)  Includes futures account fees in the amount of $42,114.
See accompanying notes to the financial statements.

110 :: FOR THE PERIODS ENDED NOVEMBER 30, 2022 (UNAUDITED) :: STATEMENTS OF OPERATIONS PROSHARES TRUST

	Long Online/ Short Stores ETF	Merger ETF	Metaverse ETF	MSCI EAFE Dividend Growers ETF	MSCI Emerging Markets Dividend Growers ETF		MSCI Europe Dividend Growers ETF
	Six Months Ended November 30, 2022	Six Months Ended November 30, 2022	Six Months Ended November 30, 2022	Six Months Ended November 30, 2022	Six Months Ended November 30, 2022		Six Months Ended November 30, 2022
INVESTMENT INCOME:
Dividends	$26,833	$277,352	$42,794	$960,125	$397,764		$91,592
Interest	8,275	46,414	—	3,218	1,368		332
Securities lending income (Note 2)	3,155	11	573	6,750	1,754		903
Foreign withholding tax on income	—	(1,844)	(86)	(61,388)	(31,383)		(7,877)
Total Investment Income	38,263	321,933	43,281	908,705	369,503		84,950
EXPENSES:
Advisory fees (Note 4)	56,878	137,910	18,393	225,631	48,327		27,747
Management Services fees (Note 4)	—	18,388	—	—	—		—
Professional fees	—	8,787	—	—	—		—
Administration fees (Note 5)	—	40,023	—	—	—		—
Custodian fees (Note 6)	—	3,351	—	—	—		—
Printing and Shareholder reports	—	8,512	—	—	—		—
Listing, Data and related fees (Note 7)	—	24,583	—	—	—		—
Trustees fees (Note 8)	173	393	79	919	164		104
Compliance services fees (Note 4)	—	—	11	—	5		2
Other fees	—	2,990	—	—	—		—
Total Gross Expenses before fees waived and/or reimbursed	57,051	244,937	18,483	226,550	48,496		27,853
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	—	(107,052)	—	—	—		—
Total Net Expenses	57,051	137,885	18,483	226,550	48,496		27,853
Net Investment Income (Loss)	(18,788)	184,048	24,798	682,155	321,007		57,097
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities	(10,411,004)	(1,012,046)	(313,547)	(5,885,063)	(1,489,716	)(a)	(402,726)
Expiration or closing of non-exchange traded swap agreements	(64,471)	—	—	—	—		—
In-kind redemptions of investments	(1,017,319)	(1,313,344)	(27,408)	765,358	—		387,892
Foreign currency transactions	—	(6,460)	—	(42,854)	(26,852)		(2,935)
Settlement of forward foreign currency contracts	—	706,343	—	—	—		—
Net realized gain (loss)	(11,492,794)	(1,625,507)	(340,955)	(5,162,559)	(1,516,568)		(17,769)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION FROM:
Investments	10,089,244	1,179,368	(593,772)	134,456	(13,657	)(b)	(842,051)
Non-exchange traded swap agreements	(987,999)	(616,153)	—	—	—		—
Forward foreign currency contracts	—	(388,306)	—	—	—		—
Foreign currency translations	—	104	—	12,498	(6,324)		(539)
Change in net unrealized appreciation/depreciation	9,101,245	175,013	(593,772)	146,954	(19,981)		(842,590)
Net realized and unrealized gain (loss)	(2,391,549)	(1,450,494)	(934,727)	(5,015,605)	(1,536,549)		(860,359)
Change in Net Assets Resulting from Operations	$(2,410,337)	$(1,266,446)	$(909,929)	$(4,333,450)	$(1,215,542)		$(803,262)

(a)  Net of India capital gains tax of $19,396.

(b)  Net of deferred India capital gain tax of $6,040.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF OPERATIONS :: FOR THE PERIODS ENDED NOVEMBER 30, 2022 (UNAUDITED) :: 111

	MSCI Transformational Changes ETF		Nanotechnology ETF	Nasdaq-100 Dorsey Wright Momentum ETF	On-Demand ETF	Online Retail ETF	Pet Care ETF
	Six Months Ended November 30, 2022		Six Months Ended November 30, 2022	Six Months Ended November 30, 2022	Six Months Ended November 30, 2022	Six Months Ended November 30, 2022	Six Months Ended November 30, 2022
INVESTMENT INCOME:
Dividends	$106,772		$12,701	$53,351	$646	$412,482	$623,860
Interest	640		—	163	—	5,119	3,729
Securities lending income (Note 2)	—		1,210	3	346	50,734	768
Foreign withholding tax on income	(4,204)		(1,118)	—	(104)	—	—
Total Investment Income	103,208		12,793	53,517	888	468,335	628,357
EXPENSES:
Advisory fees (Note 4)	55,441		6,513	44,346	2,910	661,627	338,795
Trustees fees (Note 8)	261		21	160	9	2,246	1,361
Compliance services fees (Note 4)	—		1	1	—	—	—
Total Expenses	55,702		6,535	44,507	2,919	663,873	340,156
Net Investment Income (Loss)	47,506		6,258	9,010	(2,031)	(195,538)	288,201
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities	(1,191,359	)(a)	(87,896)	(2,536,620)	(144,474)	(177,853,705)	(14,699,478)
In-kind redemptions of investments	(926,590)		—	(477,371)	—	(63,359,635)	(10,766,887)
Foreign currency transactions	(2,573)		(149)	—	(224)	—	23,070
Net realized gain (loss)	(2,120,522)		(88,045)	(3,013,991)	(144,698)	(241,213,340)	(25,443,295)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION FROM:
Investments	350,590		(129,620)	2,146,271	58,389	210,246,284	5,918,460
Foreign currency translations	(2,699)		79	—	49	—	32
Change in net unrealized appreciation/depreciation	347,891		(129,541)	2,146,271	58,438	210,246,284	5,918,492
Net realized and unrealized gain (loss)	(1,772,631)		(217,586)	(867,720)	(86,260)	(30,967,056)	(19,524,803)
Change in Net Assets Resulting from Operations	$(1,725,125)		$(211,328)	$(858,710)	$(88,291)	$(31,162,594)	$(19,236,602)

(a)  Net of India capital gains tax of $362.

See accompanying notes to the financial statements.

112 :: FOR THE PERIODS ENDED NOVEMBER 30, 2022 (UNAUDITED) :: STATEMENTS OF OPERATIONS PROSHARES TRUST

	Russell 2000 Dividend Growers ETF	Russell U.S. Dividend Growers ETF	S&P 500® Bond ETF	S&P 500® Dividend Aristocrats ETF	S&P 500® Ex-Energy ETF	S&P 500® Ex-Financials ETF
	Six Months Ended November 30, 2022	Six Months Ended November 30, 2022	Six Months Ended November 30, 2022	Six Months Ended November 30, 2022	Six Months Ended November 30, 2022	Six Months Ended November 30, 2022
INVESTMENT INCOME:
Dividends	$11,734,078	$172,456	$—	$123,988,380	$202,012	$79,835
Interest	14,927	217	239,433	127,954	655	291
Securities lending income (Note 2)	12,344	1,062	61	356,649	136	147
Foreign withholding tax on income	—	—	—	—	(50)	(21)
Total Investment Income	11,761,349	173,735	239,494	124,472,983	202,753	80,252
EXPENSES:
Advisory fees (Note 4)	1,592,530	21,449	10,884	17,720,259	16,302	6,261
Trustees fees (Note 8)	7,898	117	147	99,466	250	95
Compliance services fees (Note 4)	311	—	—	6,617	10	7
Total Gross Expenses before fees waived and/or reimbursed	1,600,739	21,566	11,031	17,826,342	16,562	6,363
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	(5,277)	(2,029)
Total Net Expenses	1,600,739	21,566	11,031	17,826,342	11,285	4,334
Net Investment Income (Loss)	10,160,610	152,169	228,463	106,646,641	191,468	75,918
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities	(12,274,747)	(231,318)	(755,520)	21,636,258	(171,001)	(53,287)
In-kind redemptions of investments	8,239,752	553,723	(901,545)	28,623,984	136,639	96,808
Net realized gain (loss)	(4,034,995)	322,405	(1,657,065)	50,260,242	(34,362)	43,521
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION FROM:
Investments	39,096,436	366,569	667,996	285,633,702	159,789	12,770
Change in net unrealized appreciation/depreciation	39,096,436	366,569	667,996	285,633,702	159,789	12,770
Net realized and unrealized gain (loss)	35,061,441	688,974	(989,069)	335,893,944	125,427	56,291
Change in Net Assets Resulting from Operations	$45,222,051	$841,143	$(760,606)	$442,540,585	$316,895	$132,209

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF OPERATIONS :: FOR THE PERIODS ENDED NOVEMBER 30, 2022 (UNAUDITED) :: 113

	S&P 500® Ex-Health Care ETF	S&P 500® Ex-Technology ETF	S&P Global Core Battery Metals ETF	S&P Kensho Cleantech ETF	S&P Kensho Smart Factories ETF	S&P MidCap 400® Dividend Aristocrats ETF
	Six Months Ended November 30, 2022	Six Months Ended November 30, 2022	November 29, 2022* through November 30, 2022	Six Months Ended November 30, 2022	Six Months Ended November 30, 2022	Six Months Ended November 30, 2022
INVESTMENT INCOME:
Dividends	$43,263	$87,286	$—	$8,024	$3,974	$18,437,371
Interest	129	251	—	13	—	22,026
Securities lending income (Note 2)	81	148	—	640	125	1,873
Foreign withholding tax on income	(10)	—	—	—	(504)	—
Total Investment Income	43,463	87,685	—	8,677	3,595	18,461,270
EXPENSES:
Advisory fees (Note 4)	3,195	5,722	64	13,674	3,370	2,427,762
Trustees fees (Note 8)	49	85	—	43	12	11,650
Compliance services fees (Note 4)	4	3	—	6	—	930
Total Gross Expenses before fees waived and/or reimbursed	3,248	5,810	64	13,723	3,382	2,440,342
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(1,037)	(1,849)	—	—	—	—
Total Net Expenses	2,211	3,961	64	13,723	3,382	2,440,342
Net Investment Income (Loss)	41,252	83,724	(64)	(5,046)	213	16,020,928
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities	(18,190)	(62,943)	1,526	(156,061)	(681,744)	(10,750,479)
In-kind redemptions of investments	95,568	(11,004)	—	—	—	42,914,151
Foreign currency transactions	—	—	(453)	—	—	—
Net realized gain (loss)	77,378	(73,947)	1,073	(156,061)	(681,744)	32,163,672
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION FROM:
Investments	(7,184)	230,427	107,575	501,940	590,814	43,109,015
Foreign currency translations	—	—	(7,529)	—	—	—
Change in net unrealized appreciation/depreciation	(7,184)	230,427	100,046	501,940	590,814	43,109,015
Net realized and unrealized gain (loss)	70,194	156,480	101,119	345,879	(90,930)	75,272,687
Change in Net Assets Resulting from Operations	$111,446	$240,204	$101,055	$340,833	$(90,717)	$91,293,615

*  Commencement of investment operations.

See accompanying notes to the financial statements.

114 :: FOR THE PERIODS ENDED NOVEMBER 30, 2022 (UNAUDITED) :: STATEMENTS OF OPERATIONS PROSHARES TRUST

	S&P Technology Dividend Aristocrats ETF	Short Bitcoin Strategy ETF(a)	Smart Materials ETF	Supply Chain Logistics ETF
	Six Months Ended November 30, 2022	June 19, 2022* through November 30, 2022	Six Months Ended November 30, 2022	Six Months Ended November 30, 2022
INVESTMENT INCOME:
Dividends	$1,182,852	$—	$6,866	$53,885
Interest	2,036	348,269	—	—
Securities lending income (Note 2)	4,368	—	1,242	63
Foreign withholding tax on income	—	—	(313)	(6,331)
Total Investment Income	1,189,256	348,269	7,795	47,617
EXPENSES:
Advisory fees (Note 4)	247,385	340,828	4,336	5,178
Trustees fees (Note 8)	1,075	749	13	21
Compliance services fees (Note 4)	64	157	—	3
Interest	—	21,596	—	—
Other fees	—	70,726 (b)	—	—
Total Gross Expenses before fees waived and/or reimbursed	248,524	434,056	4,349	5,202
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	—	(92,322)	—	—
Total Net Expenses	248,524	341,734	4,349	5,202
Net Investment Income (Loss)	940,732	6,535	3,446	42,415
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities	(512,548)	(9,398)	(67,878)	(25,148)
Expiration or closing of futures contracts	—	(2,463,239)	—	—
In-kind redemptions of investments	2,532,911	—	—	—
Foreign currency transactions	—	—	(69)	(494)
Net realized gain (loss)	2,020,363	(2,472,637)	(67,947)	(25,642)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION FROM:
Investments	582,363	(742)	(165,714)	(165,413)
Futures contracts	—	(8,859,363)	—	—
Foreign currency translations	—	—	6	68
Change in net unrealized appreciation/depreciation	582,363	(8,860,105)	(165,708)	(165,345)
Net realized and unrealized gain (loss)	2,602,726	(11,332,742)	(233,655)	(190,987)
Change in Net Assets Resulting from Operations	$3,543,458	$(11,326,207)	$(230,209)	$(148,572)

*  Commencement of investment operations.

(a)  Consolidated Statement of Operations.

(b)  Includes futures account fees in the amount of $70,726.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF OPERATIONS :: FOR THE PERIODS ENDED NOVEMBER 30, 2022 (UNAUDITED) :: 115

STATEMENTS OF CHANGES IN NET ASSETS

116 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	Big Data Refiners ETF		Bitcoin Strategy ETF(b)		Decline of the Retail Store ETF
	Six Months Ended November 30, 2022 (Unaudited)	September 29, 2021* through May 31, 2022	Six Months Ended November 30, 2022 (Unaudited)	October 18, 2021* through May 31, 2022	Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(2,217)	$(11,367)	$698,884	$(6,042,371)	$136,052	$(41,190)
Net realized gain (loss)	(673,646)	105,295	(419,094,204)	(876,876,301)	(25,933)	(3,308,481)
Change in net unrealized appreciation/depreciation	517,065	(1,530,630)	(10,067,351)	(1,930,310)	(2,993,579)	3,118,325
Change in net assets resulting from operations	(158,798)	(1,436,702)	(428,462,671)	(884,848,982)	(2,883,460)	(231,346)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	—	4,967,334	509,340,103	2,376,696,826	18,739,359	4,848,694
Cost of shares redeemed	(598,863)	(1,113,216)	(330,342,936)	(667,924,768)	(10,609,048)	(1,961,866)
Change in net assets resulting from capital transactions	(598,863)	3,854,118	178,997,167	1,708,772,058	8,130,311	2,886,828
Change in net assets	(757,661)	2,417,416	(249,465,504)	823,923,076	5,246,851	2,655,482
NET ASSETS:
Beginning of period	$2,417,416	$—	$823,923,076	$—	$10,079,423	$7,423,941
End of period	$1,659,755	$2,417,416	$574,457,572	$823,923,076	$15,326,274	$10,079,423
SHARE TRANSACTIONS:
Beginning of period	100,001	—	41,910,001	—	625,001	450,001
Issued	—	100,000	38,110,000	68,940,001	1,175,000	300,000
Issued in-kind	—	25,001	—	—	—	—
Redeemed	(25,000)	—	(26,240,000)	(27,030,000)	(700,000)	(125,000)
Redemption in-kind	—	(25,000)	—	—	—	—
Shares outstanding, end of period	75,001	100,001	53,780,001	41,910,001	1,100,001	625,001

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

(b)  Consolidated Statement of Changes in Net Assets.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 117

	DJ Brookfield Global Infrastructure ETF		Equities for Rising Rates ETF		Global Listed Private Equity ETF
	Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022	Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022	Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$2,183,287	$3,429,431	$1,112,621	$750,860	$361,861	$1,003,911
Net realized gain (loss)	(383,348)	16,069,192	(4,336,708)	2,480,890	(458,619)	1,096,934
Change in net unrealized appreciation/depreciation	(7,271,194)	(2,363,857)	(738,592)	(714,843)	(881,543)	(5,274,421)
Change in net assets resulting from operations	(5,471,255)	17,134,766	(3,962,679)	2,516,907	(978,301)	(3,173,576)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	(2,461,137)	(4,439,777)	(1,166,067)	(337,628)	—	(2,330,705)
Tax return of capital	—	—	—	—	—	(369,588)#
Total distributions	(2,461,137)	(4,439,777)	(1,166,067)	(337,628)	—	(2,700,293)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	46,694,993	27,711,864	11,308,059	108,378,415	—	7,753,365
Cost of shares redeemed	(2,311,709)	(65,084,206)	(34,315,218)	(12,629,601)	(1,326,947)	(8,660,132)
Change in net assets resulting from capital transactions	44,383,284	(37,372,342)	(23,007,159)	95,748,814	(1,326,947)	(906,767)
Change in net assets	36,450,892	(24,677,353)	(28,135,905)	97,928,093	(2,305,248)	(6,780,636)
NET ASSETS:
Beginning of period	$152,981,891	$177,659,244	$104,930,565	$7,002,472	$14,193,556	$20,974,192
End of period	$189,432,783	$152,981,891	$76,794,660	$104,930,565	$11,888,308	$14,193,556
SHARE TRANSACTIONS:
Beginning of period	3,050,001	3,810,001	1,930,001	140,001	480,001	550,001
Issued	—	—	—	—	—	—
Issued in-kind	1,080,000	590,000	210,000	2,030,000	—	210,000
Redeemed	—	—	—	—	—	—
Redemption in-kind	(50,000)	(1,350,000)	(730,000)	(240,000)	(50,000)	(280,000)
Shares outstanding, end of period	4,080,001	3,050,001	1,410,001	1,930,001	430,001	480,001

#  Amount has been reclassified based on the tax character of the distributions for the tax year ended October 31, 2022.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

118 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	Hedge Replication ETF		High Yield-Interest Rate Hedged		Inflation Expectations ETF
	Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022	Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022	Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$287,060	$(256,716)	$3,647,739	$6,061,848	$648,596	$1,143,850
Net realized gain (loss)	(2,252,075)	3,540,823	3,178,946	7,179,775	(3,459,264)	5,655,535
Change in net unrealized appreciation/depreciation	1,662,890	(7,240,759)	(6,724,301)	(12,242,921)	3,493,880	(2,255,535)
Change in net assets resulting from operations	(302,125)	(3,956,652)	102,384	998,702	683,212	4,543,850
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	—	—	(3,802,504)	(6,219,462)	(14,111)	(1,313,529)
Total distributions	—	—	(3,802,504)	(6,219,462)	(14,111)	(1,313,529)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	5,696,633	24,709,770	7,463,286	82,448,025	21,524,027	37,681,874
Cost of shares redeemed	(6,091,912)	(20,962,589)	(26,441,881)	(39,410,448)	(6,269,958)	(21,873,044)
Change in net assets resulting from capital transactions	(395,279)	3,747,181	(18,978,595)	43,037,577	15,254,069	15,808,830
Change in net assets	(697,404)	(209,471)	(22,678,715)	37,816,817	15,923,170	19,039,151
NET ASSETS:
Beginning of period	$43,861,857	$44,071,328	$145,835,987	$108,019,170	$63,286,079	$44,246,928
End of period	$43,164,453	$43,861,857	$123,157,272	$145,835,987	$79,209,249	$63,286,079
SHARE TRANSACTIONS:
Beginning of period	915,000	845,000	2,400,001	1,725,001	1,930,001	1,470,001
Issued	120,000	480,000	—	250,000	640,000	880,000
Issued in-kind	—	—	125,000	1,075,000	—	290,000
Redeemed	(130,000)	(150,000)	—	—	(200,000)	(400,000)
Redemption in-kind	—	(260,000)	(450,000)	(650,000)	—	(310,000)
Shares outstanding, end of period	905,000	915,000	2,075,001	2,400,001	2,370,001	1,930,001

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 119

	Investment Grade-Interest Rate Hedged		K-1 Free Crude Oil Strategy ETF(b)		Large Cap Core Plus
	Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022	Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022	Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$8,972,478	$24,029,042	$(322,887)	$(558,573)	$3,228,715	$4,782,186
Net realized gain (loss)	(107,581,421)	44,718,698	2,218,713	30,959,766	(16,057,472)	54,124,095
Change in net unrealized appreciation/depreciation	100,751,529	(113,702,574)	(20,145,256)	17,064,949	960,853	(41,233,804)
Change in net assets resulting from operations	2,142,586	(44,954,834)	(18,249,430)	47,466,142	(11,867,904)	17,672,477
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	(9,083,091)	(23,881,727)	(7,769,673)	(40,509,974)	(2,623,403)	(4,447,277)
Tax return of capital	—	—	(768,229)	—	—	—
Total distributions	(9,083,091)	(23,881,727)	(8,537,902)	(40,509,974)	(2,623,403)	(4,447,277)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	8,949,164	461,774,370	54,364,572	83,663,007	20,957,686	24,386,474
Cost of shares redeemed	(261,277,962)	(452,196,117)	(31,064,500)	(92,689,118)	(26,929,080)	(44,142,043)
Change in net assets resulting from capital transactions	(252,328,798)	9,578,253	23,300,072	(9,026,111)	(5,971,394)	(19,755,569)
Change in net assets	(259,269,303)	(59,258,308)	(3,487,260)	(2,069,943)	(20,462,701)	(6,530,369)
NET ASSETS:
Beginning of period	$665,124,465	$724,382,773	$101,814,429	$103,884,372	$475,373,221	$481,903,590
End of period	$405,855,162	$665,124,465	$98,327,169	$101,814,429	$454,910,520	$475,373,221
SHARE TRANSACTIONS:
Beginning of period	9,350,001	9,500,001	1,734,034	1,759,034	9,530,000	9,940,000
Issued	—	25,000	1,125,000	1,550,000	—	50,000
Issued in-kind	125,000	6,100,000	—	—	450,000	410,000
Redeemed	(925,000)	(375,000)	(675,000)	(1,575,000)	—	—
Redemption in-kind	(2,825,000)	(5,900,000)	—	—	(600,000)	(870,000)
Shares outstanding, end of period	5,725,001	9,350,001	2,184,034	1,734,034	9,380,000	9,530,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

(b)  Consolidated Statement of Changes in Net Assets.

See accompanying notes to the financial statements.

120 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	Long Online/Short Stores ETF		Merger ETF		Metaverse ETF
	Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022	Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022	Six Months Ended November 30, 2022 (Unaudited)	March 15, 2022* through May 31, 2022
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(18,788)	$73,214	$184,048	$75,018	$24,798	$(4,575)
Net realized gain (loss)	(11,492,794)	(469,948)	(1,625,507)	(3,923,207)	(340,955)	(68,730)
Change in net unrealized appreciation/depreciation	9,101,245	(34,397,557)	175,013	3,044,729	(593,772)	(926,814)
Change in net assets resulting from operations	(2,410,337)	(34,794,291)	(1,266,446)	(803,460)	(909,929)	(1,000,119)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	—	—	—	(196,076)	(18,640)	—
Tax return of capital	—	—	—	—	(3,575)	—
Total distributions	—	—	—	(196,076)	(22,215)	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	—	809,446	8,000,167	29,568,109	364,906	8,821,673
Cost of shares redeemed	(5,325,456)	(44,701,406)	(56,538,085)	(1,015,874)	(1,259,762)	—
Change in net assets resulting from capital transactions	(5,325,456)	(43,891,960)	(48,537,918)	28,552,235	(894,856)	8,821,673
Change in net assets	(7,735,793)	(78,686,251)	(49,804,364)	27,552,699	(1,827,000)	7,821,554
NET ASSETS:
Beginning of period	$21,780,595	$100,466,846	$70,415,564	$42,862,865	$7,821,554	$—
End of period	$14,044,802	$21,780,595	$20,611,200	$70,415,564	$5,994,554	$7,821,554
SHARE TRANSACTIONS:
Beginning of period	585,001	1,275,001	1,750,001	1,050,001	220,001	—
Issued	—	—	—	—	—	20,001
Issued in-kind	—	10,000	200,000	725,000	10,000	200,000
Redeemed	—	—	—	—	—	—
Redemption in-kind	(150,000)	(700,000)	(1,425,000)	(25,000)	(40,000)	—
Shares outstanding, end of period	435,001	585,001	525,001	1,750,001	190,001	220,001

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 121

	MSCI EAFE Dividend Growers ETF		MSCI Emerging Markets Dividend Growers ETF		MSCI Europe Dividend Growers ETF
	Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022	Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022	Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$682,155	$2,091,241	$321,007	$415,598	$57,097	$212,754
Net realized gain (loss)	(5,162,559)	3,629,092	(1,516,568)	44,366	(17,769)	22,413
Change in net unrealized appreciation/depreciation	146,954	(28,589,261)	(19,981)	(4,096,140)	(842,590)	(2,418,459)
Change in net assets resulting from operations	(4,333,450)	(22,868,928)	(1,215,542)	(3,636,176)	(803,262)	(2,183,292)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	(1,413,063)	(4,086,070)	(106,396)	(466,437)	(193,555)	(291,008)
Total distributions	(1,413,063)	(4,086,070)	(106,396)	(466,437)	(193,555)	(291,008)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	—	6,860,550	831,132	—	—	6,654,416
Cost of shares redeemed	(13,697,516)	(11,152,753)	—	(1,110,855)	(4,044,981)	—
Change in net assets resulting from capital transactions	(13,697,516)	(4,292,203)	831,132	(1,110,855)	(4,044,981)	6,654,416
Change in net assets	(19,444,029)	(31,247,201)	(490,806)	(5,213,468)	(5,041,798)	4,180,116
NET ASSETS:
Beginning of period	$107,402,094	$138,649,295	$17,423,860	$22,637,328	$13,739,172	$9,559,056
End of period	$87,958,065	$107,402,094	$16,933,054	$17,423,860	$8,697,374	$13,739,172
SHARE TRANSACTIONS:
Beginning of period	2,880,001	3,010,001	345,001	365,001	315,001	185,001
Issued	—	—	—	—	—	—
Issued in-kind	—	160,000	20,000	—	—	130,000
Redeemed	—	—	—	—	—	—
Redemption in-kind	(400,000)	(290,000)	—	(20,000)	(100,000)	—
Shares outstanding, end of period	2,480,001	2,880,001	365,001	345,001	215,001	315,001

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

122 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	MSCI Transformational Changes ETF		Nanotechnology ETF		Nasdaq-100 Dorsey Wright Momentum ETF
	Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022	Six Months Ended November 30, 2022 (Unaudited)	October 26, 2021* through May 31, 2022	Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$47,506	$130,204	$6,258	$3,721	$9,010	$6,900
Net realized gain (loss)	(2,120,522)	(15,886)	(88,045)	15,907	(3,013,991)	(4,195,176)
Change in net unrealized appreciation/depreciation	347,891	(7,056,364)	(129,541)	(483,756)	2,146,271	(1,274,385)
Change in net assets resulting from operations	(1,725,125)	(6,942,046)	(211,328)	(464,128)	(858,710)	(5,462,661)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	—	(116,676)	(5,068)	(3,067)	(15,879)	(8,273)
Tax return of capital	—	—	—	—	(2,911)	—
Total distributions	—	(116,676)	(5,068)	(3,067)	(18,790)	(8,273)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	—	18,696,634	—	6,077,885	—	28,611,153
Cost of shares redeemed	(10,542,669)	(29,008,541)	—	(3,063,872)	(6,819,415)	(8,871,264)
Change in net assets resulting from capital transactions	(10,542,669)	(10,311,907)	—	3,014,013	(6,819,415)	19,739,889
Change in net assets	(12,267,794)	(17,370,629)	(216,396)	2,546,818	(7,696,915)	14,268,955
NET ASSETS:
Beginning of period	$29,676,426	$47,047,055	$2,546,818	$—	$18,476,784	$4,207,829
End of period	$17,408,632	$29,676,426	$2,330,422	$2,546,818	$10,779,869	$18,476,784
SHARE TRANSACTIONS:
Beginning of period	850,001	1,075,001	75,001	—	540,001	100,001
Issued	—	—	—	100,001	—	80,000
Issued in-kind	—	425,000	—	50,000	—	580,000
Redeemed	—	—	—	—	(50,000)	—
Redemption in-kind	(325,000)	(650,000)	—	(75,000)	(170,000)	(220,000)
Shares outstanding, end of period	525,001	850,001	75,001	75,001	320,001	540,001

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.
See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 123

	On-Demand ETF		Online Retail ETF		Pet Care ETF
	Six Months Ended November 30, 2022 (Unaudited)	October 26, 2021* through May 31, 2022	Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022	Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(2,031)	$(4,906)	$(195,538)	$1,974,851	$288,201	$676,586
Net realized gain (loss)	(144,698)	(826,863)	(241,213,340)	(70,267,059)	(25,443,295)	61,600,379
Change in net unrealized appreciation/depreciation	58,438	(952,494)	210,246,284	(391,990,278)	5,918,492	(142,314,842)
Change in net assets resulting from operations	(88,291)	(1,784,263)	(31,162,594)	(460,282,486)	(19,236,602)	(80,037,877)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	—	(665)	—	—	(286,434)	(618,071)
Total distributions	—	(665)	—	—	(286,434)	(618,071)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	—	4,990,402	33,260,358	245,381,275	—	299,440,093
Cost of shares redeemed	—	(2,118,848)	(197,240,393)	(516,257,557)	(38,092,104)	(348,661,164)
Change in net assets resulting from capital transactions	—	2,871,554	(163,980,035)	(270,876,282)	(38,092,104)	(49,221,071)
Change in net assets	(88,291)	1,086,626	(195,142,629)	(731,158,768)	(57,615,140)	(129,877,019)
NET ASSETS:
Beginning of period	$1,086,626	$—	$321,102,855	$1,052,261,623	$173,388,260	$303,265,279
End of period	$998,335	$1,086,626	$125,960,226	$321,102,855	$115,773,120	$173,388,260
SHARE TRANSACTIONS:
Beginning of period	50,001	—	9,210,001	13,900,001	3,050,001	3,900,001
Issued	—	100,001	—	1,300,000	—	200,000
Issued in-kind	—	25,000	930,000	2,510,000	—	3,525,000
Redeemed	—	—	(250,000)	—	—	(200,000)
Redemption in-kind	—	(75,000)	(5,960,000)	(8,500,000)	(750,000)	(4,375,000)
Shares outstanding, end of period	50,001	50,001	3,930,001	9,210,001	2,300,001	3,050,001

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

124 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	Russell 2000 Dividend Growers ETF		Russell U.S. Dividend Growers ETF		S&P 500® Bond ETF
	Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022	Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022	Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$10,160,610	$19,691,459	$152,169	$451,811	$228,463	$659,513
Net realized gain (loss)	(4,034,995)	66,236,721	322,405	3,556,146	(1,657,065)	(851,498)
Change in net unrealized appreciation/depreciation	39,096,436	(134,202,663)	366,569	(4,153,389)	667,996	(2,211,204)
Change in net assets resulting from operations	45,222,051	(48,274,483)	841,143	(145,432)	(760,606)	(2,403,189)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	(9,257,647)	(19,248,109)	(129,908)	(498,477)	(236,954)	(682,694)
Total distributions	(9,257,647)	(19,248,109)	(129,908)	(498,477)	(236,954)	(682,694)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	72,043,224	104,984,941	1,330,513	3,801,553	—	4,592,619
Cost of shares redeemed	(97,028,639)	(96,839,152)	(3,853,634)	(17,727,696)	(5,718,057)	(17,875,220)
Change in net assets resulting from capital transactions	(24,985,415)	8,145,789	(2,523,121)	(13,926,143)	(5,718,057)	(13,282,601)
Change in net assets	10,978,989	(59,376,803)	(1,811,886)	(14,570,052)	(6,715,617)	(16,368,484)
NET ASSETS:
Beginning of period	$864,912,937	$924,289,740	$13,692,144	$28,262,196	$19,712,383	$36,080,867
End of period	$875,891,926	$864,912,937	$11,880,258	$13,692,144	$12,996,766	$19,712,383
SHARE TRANSACTIONS:
Beginning of period	13,860,001	13,790,001	290,001	580,001	250,001	400,001
Issued	—	—	—	—	—	—
Issued in-kind	1,180,000	1,620,000	30,000	80,000	—	50,000
Redeemed	—	—	—	—	—	—
Redemption in-kind	(1,670,000)	(1,550,000)	(80,000)	(370,000)	(75,000)	(200,000)
Shares outstanding, end of period	13,370,001	13,860,001	240,001	290,001	175,001	250,001

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 125

	S&P 500® Dividend Aristocrats ETF		S&P 500® Ex-Energy ETF		S&P 500® Ex-Financials ETF
	Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022	Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022	Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$106,646,641	$189,617,975	$191,468	$305,794	$75,918	$95,410
Net realized gain (loss)	50,260,242	1,299,908,948	(34,362)	73,504	43,521	(9,887)
Change in net unrealized appreciation/depreciation	285,633,702	(1,353,335,213)	159,789	(1,256,219)	12,770	(128,300)
Change in net assets resulting from operations	442,540,585	136,191,710	316,895	(876,921)	132,209	(42,777)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	(89,794,646)	(187,521,760)	(168,622)	(297,297)	(63,689)	(89,363)
Total distributions	(89,794,646)	(187,521,760)	(168,622)	(297,297)	(63,689)	(89,363)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	967,651,188	5,603,396,650	5,343,420	2,971,162	3,261,023	923,101
Cost of shares redeemed	(112,789,170)	(3,947,780,684)	(2,441,509)	(951,970)	(861,105)	—
Change in net assets resulting from capital transactions	854,862,018	1,655,615,966	2,901,911	2,019,192	2,399,918	923,101
Change in net assets	1,207,607,957	1,604,285,916	3,050,184	844,974	2,468,438	790,961
NET ASSETS:
Beginning of period	$10,243,529,607	$8,639,243,691	$25,891,821	$25,046,847	$8,279,326	$7,488,365
End of period	$11,451,137,564	$10,243,529,607	$28,942,005	$25,891,821	$10,747,764	$8,279,326
SHARE TRANSACTIONS:
Beginning of period	111,400,001	93,700,001	295,001	275,001	95,001	85,001
Issued	—	10,500,000	—	—	—	—
Issued in-kind	11,050,000	50,400,000	70,000	30,000	40,000	10,000
Redeemed	—	—	—	—	—	—
Redemption in-kind	(1,300,000)	(43,200,000)	(30,000)	(10,000)	(10,000)	—
Shares outstanding, end of period	121,150,001	111,400,001	335,001	295,001	125,001	95,001

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

126 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	S&P 500® Ex-Health Care ETF		S&P 500® Ex-Technology ETF		S&P Global Core Battery Metals ETF
	Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022	Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022	November 29, 2022* through November 30, 2022
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$41,252	$48,469	$83,724	$131,487	$(64)
Net realized gain (loss)	77,378	218	(73,947)	133,383	1,073
Change in net unrealized appreciation/depreciation	(7,184)	(117,688)	230,427	(606,064)	100,046
Change in net assets resulting from operations	111,446	(69,001)	240,204	(341,194)	101,055
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	(33,417)	(51,608)	(72,896)	(121,158)	—
Total distributions	(33,417)	(51,608)	(72,896)	(121,158)	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	2,354,614	—	1,901,085	4,653,007	4,005,917
Cost of shares redeemed	(845,635)	—	(681,901)	(2,223,007)	—
Change in net assets resulting from capital transactions	1,508,979	—	1,219,184	2,430,000	4,005,917
Change in net assets	1,587,008	(120,609)	1,386,492	1,967,648	4,106,972
NET ASSETS:
Beginning of period	$3,864,837	$3,985,446	$9,339,515	$7,371,867	$—
End of period	$5,451,845	$3,864,837	$10,726,007	$9,339,515	$4,106,972
SHARE TRANSACTIONS:
Beginning of period	45,001	45,001	130,001	100,001	—
Issued	—	—	—	—	100,001
Issued in-kind	30,000	—	30,000	60,000	—
Redeemed	—	—	—	—	—
Redemption in-kind	(10,000)	—	(10,000)	(30,000)	—
Shares outstanding, end of period	65,001	45,001	150,001	130,001	100,001

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 127

	S&P Kensho Cleantech ETF		S&P Kensho Smart Factories ETF		S&P MidCap 400® Dividend Aristocrats ETF
	Six Months Ended November 30, 2022 (Unaudited)	September 29, 2021* through May 31, 2022	Six Months Ended November 30, 2022 (Unaudited)	September 29, 2021* through May 31, 2022	Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(5,046)	$(6,721)	$213	$3,546	$16,020,928	$28,352,586
Net realized gain (loss)	(156,061)	(164,525)	(681,744)	(22,628)	32,163,672	35,827,570
Change in net unrealized appreciation/depreciation	501,940	(683,046)	590,814	(650,391)	43,109,015	(56,746,606)
Change in net assets resulting from operations	340,833	(854,292)	(90,717)	(669,473)	91,293,615	7,433,550
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	—	—	(2,974)	—	(12,550,072)	(27,600,412)
Tax return of capital	—	—	(494)	—	—	—
Total distributions	—	—	(3,468)	—	(12,550,072)	(27,600,412)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	2,845,901	6,060,722	—	4,000,440	567,206,751	101,242,394
Cost of shares redeemed	—	(2,150,650)	(1,513,019)	(908,074)	(182,936,946)	(16,369,370)
Change in net assets resulting from capital transactions	2,845,901	3,910,072	(1,513,019)	3,092,366	384,269,805	84,873,024
Change in net assets	3,186,734	3,055,780	(1,607,204)	2,422,893	463,013,348	64,706,162
NET ASSETS:
Beginning of period	$3,055,780	$—	$2,422,893	$—	$1,105,226,290	$1,040,520,128
End of period	$6,242,514	$3,055,780	$815,689	$2,422,893	$1,568,239,638	$1,105,226,290
SHARE TRANSACTIONS:
Beginning of period	100,001	—	75,001	—	15,360,001	14,180,001
Issued	—	100,000	—	100,001	—	—
Issued in-kind	75,000	50,001	—	—	8,230,000	1,410,000
Redeemed	—	—	(50,000)	—	—	—
Redemption in-kind	—	(50,000)	—	(25,000)	(2,720,000)	(230,000)
Shares outstanding, end of period	175,001	100,001	25,001	75,001	20,870,001	15,360,001

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

128 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	S&P Technology Dividend Aristocrats ETF		Short Bitcoin Strategy ETF(b)		Smart Materials ETF
	Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022	June 19, 2022* through November 30, 2022	Six Months Ended November 30, 2022 (Unaudited)	October 26, 2021* through May 31, 2022
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$940,732	$1,506,858	$6,535	$3,446	$17,586
Net realized gain (loss)	2,020,363	18,135,219	(2,472,637)	(67,947)	(125,379)
Change in net unrealized appreciation/depreciation	582,363	(17,461,563)	(8,860,105)	(165,708)	(215,014)
Change in net assets resulting from operations	3,543,458	2,180,514	(11,326,207)	(230,209)	(322,807)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	(845,430)	(1,390,073)	—	(3,363)	(13,680)
Total distributions	(845,430)	(1,390,073)	—	(3,363)	(13,680)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	19,685,155	78,827,324	207,949,456	—	6,974,746
Cost of shares redeemed	(13,325,781)	(67,791,298)	(76,444,582)	—	(4,870,229)
Change in net assets resulting from capital transactions	6,359,374	11,036,026	131,504,874	—	2,104,517
Change in net assets	9,057,402	11,826,467	120,178,667	(233,572)	1,768,030
NET ASSETS:
Beginning of period	$109,560,110	$97,733,643	$—	$1,768,030	$—
End of period	$118,617,512	$109,560,110	$120,178,667	$1,534,458	$1,768,030
SHARE TRANSACTIONS:
Beginning of period	1,860,001	1,680,001	—	50,001	—
Issued	—	200,000	5,150,000	—	100,000
Issued in-kind	360,000	1,080,000	—	—	75,001
Redeemed	—	—	(2,080,000)	—	—
Redemption in-kind	(230,000)	(1,100,000)	—	—	(125,000)
Shares outstanding, end of period	1,990,001	1,860,001	3,070,000	50,001	50,001

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

(b)  Consolidated Statement of Changes in Net Assets.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 129

	Supply Chain Logistics ETF
	Six Months Ended November 30, 2022 (Unaudited)	April 6, 2022* through May 31, 2022
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$42,415	$9,865
Net realized gain (loss)	(25,642)	(20,034)
Change in net unrealized appreciation/depreciation	(165,345)	(2,755)
Change in net assets resulting from operations	(148,572)	(12,924)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	(38,989)	—
Total distributions	(38,989)	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	—	4,003,953
Cost of shares redeemed	—	(1,985,285)
Change in net assets resulting from capital transactions	—	2,018,668
Change in net assets	(187,561)	2,005,744
NET ASSETS:
Beginning of period	$2,005,744	$—
End of period	$1,818,183	$2,005,744
SHARE TRANSACTIONS:
Beginning of period	50,001	—
Issued	—	100,001
Issued in-kind	—	—
Redeemed	—	—
Redemption in-kind	—	(50,000)
Shares outstanding, end of period	50,001	50,001

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

130 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

FINANCIAL HIGHLIGHTS

PROSHARES TRUSTFINANCIAL HIGHLIGHTS :: 131

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE														RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS						DISTRIBUTIONS						TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital		Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Big Data Refiners ETF
Six Months ended November 30, 2022 (Unaudited)	$24.17	$(0.03)	$(2.01)	$—		$(2.04)	$—	$—	$—		$—	$22.13	(8.46)%	(8.83)%	0.58%	0.58%	(0.23)%	(0.23)%	$1,660	21%
September 29, 2021* through May 31, 2022	40.00	(0.12)	(15.71)	—		(15.83)	—	—	—		—	24.17	(39.57)	(39.43)	0.58	0.58	(0.51)	(0.51)	2,417	25
Bitcoin Strategy ETF†
Six Months ended November 30, 2022 (Unaudited)	19.66	0.01	(8.99)	—	(h)	(8.98)	—	—	—		—	10.68	(45.67)	(45.49)	0.96	0.96	0.21	0.21	574,458	153
October 18, 2021* through May 31, 2022	40.00	(0.15)	(20.20)	0.01		(20.34)	—	—	—		—	19.66	(50.85)	(50.93)	0.96	0.96	(0.88)	(0.88)	823,923	232
Decline of the Retail Store ETF
Six Months ended November 30, 2022 (Unaudited)	16.13	0.11	(2.31)	—		(2.20)	—	—	—		—	13.93	(13.61)	(13.44)	0.65	0.65	1.38	1.38	15,326	—
Year ended May 31, 2022	16.50	(0.09)	(0.28)	—		(0.37)	—	—	—		—	16.13	(2.25)	(2.12)	0.65	0.65	(0.58)	(0.58)	10,079	—
Year ended May 31, 2021	34.39	(0.16)	(17.73)	—		(17.89)	—	—	—		—	16.50	(52.02)	(51.88)	0.65	0.65	(0.64)	(0.64)	7,424	—
Year ended May 31, 2020	39.55	0.03	(4.96)	—		(4.93)	(0.21)	—	(0.02	)#	(0.23)	34.39	(12.50)	(12.75)	0.66	0.66	0.07	0.07	36,107	—
Year ended May 31, 2019	33.98	0.25	5.57 (i)	—		5.82	(0.25)	—	—		(0.25)	39.55	17.29	17.27	0.65	0.65	0.77	0.77	5,933	—
November 14, 2017* through May 31, 2018	40.00	0.12	(6.09)	—		(5.97)	(0.05)	—	—		(0.05)	33.98	(14.95)	(14.94)	0.65	0.65	0.62	0.62	22,933	—

*  Commencement of investment operations.

†  Consolidated Financial Highlights.

See accompanying notes to the financial statements.

132 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE												RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
DJ Brookfield Global Infrastructure ETF
Six Months ended November 30, 2022 (Unaudited)	$50.16	$0.68	$(3.61)	$—	$(2.93)	$(0.80)	$—	$—	$(0.80)	$46.43	(5.78)%	(5.85)%	0.45%	0.45%	2.96%	2.96%	$189,433	7%
Year ended May 31, 2022	46.63	1.16	3.94	—	5.10	(1.57)	—	—	(1.57)	50.16	11.21	11.36	0.45	0.45	2.45	2.45	152,982	9
Year ended May 31, 2021	40.64	1.07	6.19	—	7.26	(1.27)	—	—	(1.27)	46.63	18.50	18.44	0.45	0.45	2.58	2.58	177,659	10
Year ended May 31, 2020	43.97	0.97	(2.91)	—	(1.94)	(1.39)	—	—	(1.39)	40.64	(4.55)	(4.74)	0.46	0.46	2.24	2.24	143,446	8
Year ended May 31, 2019	41.45	1.19	2.75	—	3.94	(1.42)	—	—	(1.42)	43.97	9.80	9.82	0.45	0.45	2.81	2.81	99,368	14
Year ended May 31, 2018	43.14	1.09	(1.35)	—	(0.26)	(1.43)	—	—	(1.43)	41.45	(0.62)	(0.47)	0.45	0.45	2.58	2.58	39,380	11
Equities for Rising Rates ETF
Six Months ended November 30, 2022 (Unaudited)	54.37	0.70	0.08 (i)	—	0.78	(0.69)	—	—	(0.69)	54.46	1.67	3.92	0.35	0.35	2.84	2.84	76,795	48
Year ended May 31, 2022	50.02	1.21	4.02	—	5.23	(0.88)	—	—	(0.88)	54.37	10.65	9.03	0.35	0.35	2.31	2.31	104,931	102
Year ended May 31, 2021	29.05	0.94	20.75	—	21.69	(0.72)	—	—	(0.72)	50.02	75.88	78.30	0.35	0.35	2.31	2.31	7,002	105
Year ended May 31, 2020	37.88	0.88	(8.81)	—	(7.93)	(0.90)	—	—	(0.90)	29.05	(21.31)	(22.29)	0.35	0.35	2.31	2.31	1,162	147
Year ended May 31, 2019	49.54	0.81	(11.49)	—	(10.68)	(0.98)	—	—	(0.98)	37.88	(21.81)	(22.25)	0.35	0.35	1.75	1.75	3,788	89
July 24, 2017* through May 31, 2018	40.00	0.56	9.46	—	10.02	(0.48)	—	—	(0.48)	49.54	25.15	25.61	0.35	0.35	1.48	1.48	14,861	49

*  Commencement of investment operations.

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 133

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE													RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS					DISTRIBUTIONS						TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital		Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Global Listed Private Equity ETF
Six Months ended November 30, 2022 (Unaudited)	$29.57	$0.79	$(2.71)	$—	$(1.92)	$—	$—	$—		$—	$27.65	(6.50)%	(6.23)%	1.79%	0.60%	4.68%	5.88%	$11,888	3%
Year ended May 31, 2022	38.13	1.59	(5.83)	—	(4.24)	(3.79)	—	(0.53	)##	(4.32)	29.57	(12.80)	(12.87)	1.28	0.60	3.85	4.53	14,194	31
Year ended May 31, 2021	25.82	1.60	12.97	—	14.57	(2.26)	—	—		(2.26)	38.13	59.40	58.58	1.40	0.60	4.39	5.19	20,974	21
Year ended May 31, 2020	33.60	1.62	(6.54)	—	(4.92)	(2.86)	—	—		(2.86)	25.82	(16.27)	(15.67)	1.38	0.60	4.32	5.11	16,266	20
Year ended May 31, 2019	36.04	1.67	(2.67)	—	(1.00)	(1.44)	—	—		(1.44)	33.60	(2.70)	(2.88)	1.22	0.60	4.25	4.87	18,818	25
Year ended May 31, 2018	43.21	2.76	(1.38)	—	1.38	(8.55)	—	—		(8.55)	36.04	3.54	3.27	1.97	0.60	5.59	6.95	18,922	23
Hedge Replication ETF
Six Months ended November 30, 2022 (Unaudited)	47.94	0.31	(0.55)	—	(0.24)	—	—	—		—	47.70	(0.50)	(1.04)	1.99	0.95	0.30	1.34	43,164	31
Year ended May 31, 2022	52.16	(0.28)	(3.94)	—	(4.22)	—	—	—		—	47.94	(8.10)	(8.17)	1.82	0.95	(1.43)	(0.56)	43,862	52
Year ended May 31, 2021	45.13	(0.34)	7.37	—	7.03	—	—	—		—	52.16	15.57	16.26	1.88	0.95	(1.62)	(0.68)	44,071	72
Year ended May 31, 2020	44.53	0.24	0.77	—	1.01	(0.39)	—	(0.02	)#	(0.41)	45.13	2.27	1.84	1.62	0.95	(0.16)	0.52	26,854	89
Year ended May 31, 2019	45.44	0.51	(1.06)	—	(0.55)	(0.36)	—	—		(0.36)	44.53	(1.21)	(1.39)	1.53	0.95	0.55	1.13	31,842	106
Year ended May 31, 2018	44.03	0.12	1.29	—	1.41	— (h)	—	—		— (h)	45.44	3.22	3.48	1.78	0.95	(0.57)	0.26	40,896	170

See accompanying notes to the financial statements.

134 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE													RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
High Yield-Interest Rate Hedged
Six Months ended November 30, 2022 (Unaudited)	$60.76	$1.65	$(1.34)	$—		$0.31	$(1.72)	$—	$—	$(1.72)	$59.35	0.58%	1.05%	0.50%	0.50%	5.61%	5.61%	$123,157	13%
Year ended May 31, 2022	62.62	2.73	(1.79)	0.02		0.96	(2.82)	—	—	(2.82)	60.76	1.56	1.67	0.50	0.50	4.41	4.41	145,836	45
Year ended May 31, 2021	58.74	2.96	4.05	—	(h)	7.01	(3.13)	—	—	(3.13)	62.62	12.22	12.22	0.50	0.50	4.83	4.83	108,019	55
Year ended May 31, 2020	64.39	3.53	(5.52)	—		(1.99)	(3.66)	—	—	(3.66)	58.74	(3.32)	(3.03)	0.51	0.51	5.62	5.62	76,360	52
Year ended May 31, 2019	66.82	4.04	(2.41)	0.02		1.65	(4.08)	—	—	(4.08)	64.39	2.50	2.29	0.50	0.50	6.10	6.10	125,561	49
Year ended May 31, 2018	68.59	3.90	(1.84)	0.03		2.09	(3.86)	—	—	(3.86)	66.82	3.10	2.73	0.50	0.50	5.75	5.75	172,054	42
Inflation Expectations ETF
Six Months ended November 30, 2022 (Unaudited)	32.79	0.30	0.34	—	(h)	0.64	(0.01)	—	—	(0.01)	33.42	1.95	3.71	0.83	0.30	1.29	1.82	79,209	—
Year ended May 31, 2022	30.10	0.82	2.85	0.01		3.68	(0.99)	—	—	(0.99)	32.79	12.65	12.00	0.98	0.31	2.00	2.67	63,286	—
Year ended May 31, 2021	24.12	0.51	5.66	0.01		6.18	(0.20)	—	—	(0.20)	30.10	25.70	25.40	1.70	0.30	0.44	1.84	44,247	60
Year ended May 31, 2020	27.12	0.40	(2.86)	0.01		(2.45)	(0.55)	—	—	(0.55)	24.12	(9.16)	(8.73)	1.13	0.30	0.72	1.56	7,719	21
Year ended May 31, 2019	28.66	0.59	(1.53)	0.01		(0.93)	(0.61)	—	—	(0.61)	27.12	(3.35)	(2.69)	1.75	0.30	0.63	2.08	7,593	120
Year ended May 31, 2018	27.81	0.54	1.11 (i)	0.01		1.66	(0.81)	—	—	(0.81)	28.66	6.14	3.62	1.21	0.30	1.07	1.98	10,029	46

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 135

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE													RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)						SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions		Expenses net of waivers, if any		Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Investment Grade-Interest Rate Hedged
Six Months ended November 30, 2022 (Unaudited)	$71.14	$1.29	$(0.28)	$0.01		$1.02	$(1.27)	$—	$—	$(1.27)	$70.89	1.50%	1.34%	0.30%		0.30%		3.69%	3.69%	$405,855	79%
Year ended May 31, 2022	76.25	1.93	(5.10)	—	(h)	(3.17)	(1.94)	—	—	(1.94)	71.14	(4.21)	(3.51)	0.30		0.30		2.60	2.60	665,124	24
Year ended May 31, 2021	69.63	1.93	6.58	0.03		8.54	(1.92)	—	—	(1.92)	76.25	12.40	12.19	0.30		0.30		2.59	2.59	724,383	22
Year ended May 31, 2020	73.37	2.49	(3.66)	—	(h)	(1.17)	(2.57)	—	—	(2.57)	69.63	(1.73)	(1.26)	0.30		0.30		3.40	3.40	234,995	21
Year ended May 31, 2019	74.89	2.87	(1.43)	0.01		1.45	(2.97)	—	—	(2.97)	73.37	1.99	1.51	0.30		0.30		3.87	3.87	295,317	22
Year ended May 31, 2018	75.75	2.74	(0.97)	—	(h)	1.77	(2.63)	—	—	(2.63)	74.89	2.31	2.27	0.30		0.30		3.58	3.58	597,210	24
K-1 Free Crude Oil Strategy ETF†
Six Months ended November 30, 2022 (Unaudited)	58.72	(0.17)	(8.92)	—		(9.09)	(4.22)	—	(0.39)	(4.61)	45.02	(16.34)	(16.80)	0.74	(p)	0.74	(p)	(0.68)	(0.68)	98,327	—
Year ended May 31, 2022	59.06	(0.39)	31.17	—		30.78	(31.12)	—	—	(31.12)	58.72	81.99	82.32	0.71	(n)	0.71	(n)	(0.71)	(0.71)	101,814	—
Year ended May 31, 2021	33.68	(0.29)	25.67	—		25.38	—	—	—	—	59.06	75.34	77.78	0.67	(m)	0.67	(m)	(0.67)	(0.67)	103,884	—
Year ended May 31, 2020(j)	97.38	0.08	(62.88)	—		(62.80)	(0.90)	—	—	(0.90)	33.68	(65.09)	(65.24)	0.66		0.65		0.15	0.16	76,091	206	(k)
Year ended May 31, 2019(j)	121.60	1.36	(24.89)	—		(23.53)	(0.69)	—	—	(0.69)	97.38	(19.30)	(19.85)	0.65		0.65		1.24	1.24	11,198	—
Year ended May 31, 2018(j)	94.67	0.50	33.11	—		33.61	(6.68)	—	—	(6.68)	121.60	36.41	37.11	0.65		0.65		0.46	0.46	12,160	—

†  Consolidated Financial Highlights.
See accompanying notes to the financial statements.

136 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE												RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Large Cap Core Plus
Six Months ended November 30, 2022 (Unaudited)	$49.88	$0.34	$(1.44)	$—	$(1.10)	$(0.28)	$—	$—	$(0.28)	$48.50	(2.16)%	(2.56)%	0.45%	0.45%	1.48%	1.48%	$454,911	24%
Year ended May 31, 2022(o)	48.48	0.50	1.36	—	1.86	(0.46)	—	—	(0.46)	49.88	3.79	3.87	0.45	0.45	0.96	0.96	475,373	53
Year ended May 31, 2021(o)	35.06	0.45	13.45	—	13.90	(0.48)	—	—	(0.48)	48.48	39.97	39.77	0.45	0.45	1.10	1.10	481,904	58
Year ended May 31, 2020(o)	33.26	0.53	1.86	—	2.39	(0.59)	—	—	(0.59)	35.06	7.26	7.49	0.46	0.46	1.49	1.49	412,340	57
Year ended May 31, 2019(o)	33.77	0.51	(0.53)	—	(0.02)	(0.49)	—	—	(0.49)	33.26	(0.08)	(0.25)	0.45	0.45	1.51	1.51	756,295	52
Year ended May 31, 2018(o)	29.80	0.48	3.92	—	4.40	(0.43)	—	—	(0.43)	33.77	14.85	15.00	0.45	0.45	1.48	1.48	785,230	53
Long Online/Short Stores ETF
Six Months ended November 30, 2022 (Unaudited)	37.23	(0.04)	(4.90)	—	(4.94)	—	—	—	—	32.29	(13.28)	(13.08)	0.65	0.65	(0.21)	(0.21)	14,045	50
Year ended May 31, 2022	78.80	0.08	(41.65)	—	(41.57)	—	—	—	—	37.23	(52.75)	(52.96)	0.65	0.65	0.13	0.13	21,781	124
Year ended May 31, 2021	68.72	1.17 (l)	10.14	—	11.31	(1.23)	—	—	(1.23)	78.80	16.23	16.41	0.65	0.65	1.36 (l)	1.36 (l)	100,467	77
Year ended May 31, 2020	51.09	(0.17)	17.80	—	17.63	—	—	—	—	68.72	34.52	34.29	0.65	0.65	(0.31)	(0.31)	183,132	89
Year ended May 31, 2019	48.31	(0.15)	2.93	—	2.78	—	—	—	—	51.09	5.74	5.56	0.65	0.65	(0.31)	(0.31)	48,787	53
November 14, 2017* through May 31, 2018	40.00	(0.08)	8.39	—	8.31	—	—	—	—	48.31	20.78	21.03	0.65	0.65	(0.32)	(0.32)	53,144	30

*  Commencement of investment operations.

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 137

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE												RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Merger ETF
Six Months ended November 30, 2022 (Unaudited)	$40.24	$0.20	$(1.18)	$—	$(0.98)	$—	$—	$—	$—	$39.26	(2.43)%	(2.95)%	1.33%	0.75%	0.42%	1.00%	$20,611	115%
Year ended May 31, 2022	40.82	0.05	(0.48)	—	(0.43)	(0.15)	—	—	(0.15)	40.24	(1.07)	(0.90)	1.19	0.75	(0.31)	0.13	70,416	262
Year ended May 31, 2021	37.64	0.26	3.01	—	3.27	(0.09)	—	—	(0.09)	40.82	8.72	8.91	1.68	0.75	(0.27)	0.65	42,863	315
Year ended May 31, 2020	37.24	0.01	0.69	—	0.70	(0.30)	—	—	(0.30)	37.64	1.86	1.52	3.49	0.75	(2.73)	0.02	7,527	249
Year ended May 31, 2019	35.58	0.32	1.85	—	2.17	(0.51)	—	—	(0.51)	37.24	6.16	7.58	3.49	0.75	(1.87)	0.87	5,586	314
Year ended May 31, 2018	35.67	0.22	(0.18)	—	0.04	(0.13)	—	—	(0.13)	35.58	0.11	(1.26)	4.05	0.75	(2.68)	0.62	4,448	296
Metaverse ETF
Six Months ended November 30, 2022 (Unaudited)	35.55	0.13	(4.01)	—	(3.88)	(0.10)	—	(0.02)	(0.12)	31.55	(10.94)	(11.07)	0.58	0.58	0.78	0.78	5,995	31
March 15, 2022* through May 31, 2022	40.00	(0.03)	(4.42)	—	(4.45)	—	—	—	—	35.55	(11.12)	(11.10)	0.58	0.58	(0.32)	(0.32)	7,822	20

*  Commencement of investment operations.

See accompanying notes to the financial statements.

138 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE												RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
MSCI EAFE Dividend Growers ETF
Six Months ended November 30, 2022 (Unaudited)	$37.29	$0.26	$(1.55)	$—	$(1.29)	$(0.53)	$—	$—	$(0.53)	$35.47	(3.38)%	(1.71)%	0.50%	0.50%	1.51%	1.51%	$87,958	17%
Year ended May 31, 2022	46.06	0.69	(8.12)	—	(7.43)	(1.34)	—	—	(1.34)	37.29	(16.64)	(16.70)	0.50	0.50	1.57	1.57	107,402	44
Year ended May 31, 2021	36.18	0.79	9.73	—	10.52	(0.64)	—	—	(0.64)	46.06	29.37	29.46	0.50	0.50	1.90	1.90	138,649	57
Year ended May 31, 2020	35.92	0.66	0.38 (i)	—	1.04	(0.78)	—	—	(0.78)	36.18	2.82	2.65	0.51	0.51	1.78	1.78	116,855	81
Year ended May 31, 2019	38.53	0.80	(2.59)	—	(1.79)	(0.82)	—	—	(0.82)	35.92	(4.72)	(4.92)	0.50	0.50	2.19	2.19	109,559	31
Year ended May 31, 2018	37.13	0.86	1.49	—	2.35	(0.95)	—	—	(0.95)	38.53	6.42	6.12	0.50	0.50	2.27	2.27	115,578	32
MSCI Emerging Markets Dividend Growers ETF
Six Months ended November 30, 2022 (Unaudited)	50.50	0.92	(4.72)	—	(3.80)	(0.31)	—	—	(0.31)	46.39	(7.50)	(5.62)	0.60	0.60	3.99	3.99	16,933	46
Year ended May 31, 2022	62.02	1.17	(11.39)	—	(10.22)	(1.30)	—	—	(1.30)	50.50	(16.72)	(18.25)	0.60	0.60	2.06	2.06	17,424	67
Year ended May 31, 2021	45.70	1.73	16.35	—	18.08	(1.76)	—	—	(1.76)	62.02	40.52	41.04	0.60	0.60	3.16	3.16	22,637	78
Year ended May 31, 2020	56.45	1.23	(10.58)	—	(9.35)	(1.40)	—	—	(1.40)	45.70	(16.99)	(16.96)	0.61	0.61	2.29	2.29	22,165	51
Year ended May 31, 2019	57.61	1.20	(1.67)	—	(0.47)	(0.69)	—	—	(0.69)	56.45	(0.84)	(0.43)	0.60	0.60	2.15	2.15	20,602	79
Year ended May 31, 2018	52.18	1.11	5.60	—	6.71	(1.28)	—	—	(1.28)	57.61	13.02	12.43	0.60	0.60	1.93	1.93	20,163	61

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 139

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE													RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
MSCI Europe Dividend Growers ETF
Six Months ended November 30, 2022 (Unaudited)	$43.62	$0.22	$(2.75)	$—		$(2.53)	$(0.64)	$—	$—	$(0.64)	$40.45	(5.73)%	(4.51)%	0.55%	0.55%	1.13%	1.13%	$8,697	10%
Year ended May 31, 2022	51.67	0.85	(7.66)	—		(6.81)	(1.24)	—	—	(1.24)	43.62	(13.59)	(13.73)	0.55	0.55	1.67	1.67	13,739	40
Year ended May 31, 2021	39.41	0.85	11.96	—		12.81	(0.55)	—	—	(0.55)	51.67	32.81	33.22	0.55	0.55	1.88	1.88	9,559	57
Year ended May 31, 2020	38.72	0.68	0.95	—		1.63	(0.94)	—	—	(0.94)	39.41	4.18	4.35	0.56	0.56	1.68	1.68	7,686	92
Year ended May 31, 2019	41.97	0.86	(3.24)	—		(2.38)	(0.87)	—	—	(0.87)	38.72	(5.79)	(5.77)	0.55	0.55	2.15	2.15	9,099	28
Year ended May 31, 2018	41.08	0.93	0.93	—		1.86	(0.97)	—	—	(0.97)	41.97	4.62	4.16	0.55	0.55	2.24	2.24	10,493	31
MSCI Transformational Changes ETF
Six Months ended November 30, 2022 (Unaudited)	34.91	0.06	(1.81)	—		(1.75)	—	—	—	—	33.16	(5.02)	(4.91)	0.45	0.45	0.39	0.39	17,409	14
Year ended May 31, 2022	43.76	0.13	(8.87)	—		(8.74)	(0.11)	—	—	(0.11)	34.91	(20.03)	(20.15)	0.45	0.45	0.31	0.31	29,676	33
October 14, 2020* through May 31, 2021	40.00	0.12	3.66	—	(h)	3.78	(0.02)	—	—	(0.02)	43.76	9.47	9.42	0.45	0.45	0.46	0.46	47,047	44
Nanotechnology ETF
Six Months ended November 30, 2022 (Unaudited)	33.96	0.08	(2.90)	—		(2.82)	(0.07)	—	—	(0.07)	31.07	(8.27)	(8.17)	0.58	0.58	0.56	0.56	2,330	16
October 26, 2021* through May 31, 2022	40.00	0.04	(6.06)	0.01		(6.01)	(0.03)	—	—	(0.03)	33.96	(15.05)	(15.09)	0.58	0.58	0.18	0.18	2,547	32

*  Commencement of investment operations.

See accompanying notes to the financial statements.

140 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE												RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Nasdaq-100 Dorsey Wright Momentum ETF
Six Months ended November 30, 2022 (Unaudited)	$34.22	$0.02	$(0.51)	$—	$(0.49)	$(0.03)	$—	$(0.01)	$(0.04)	$33.69	(1.43)%	(1.43)%	0.58%	0.58%	0.12%	0.12%	$10,780	72%
Year ended May 31, 2022	42.08	0.01	(7.82)	—	(7.81)	(0.05)	—	—	(0.05)	34.22	(18.60)	(18.68)	0.58	0.58	0.03	0.03	18,477	168
May 18, 2021* through May 31, 2021	40.00	0.04	2.04	—	2.08	—	—	—	—	42.08	5.20	5.25	0.58	0.58	2.90	2.90	4,208	—
On-Demand ETF
Six Months ended November 30, 2022 (Unaudited)	21.73	(0.04)	(1.72)	—	(1.76)	—	—	—	—	19.97	(8.13)	(7.55)	0.58	0.58	(0.41)	(0.41)	998	24
October 26, 2021* through May 31, 2022	40.00	(0.05)	(18.22)	0.01	(18.26)	(0.01)	—	—	(0.01)	21.73	(45.66)	(46.02)	0.58	0.58	(0.30)	(0.30)	1,087	35
Online Retail ETF
Six Months ended November 30, 2022 (Unaudited)	34.86	(0.03)	(2.78)	—	(2.81)	—	—	—	—	32.05	(8.07)	(8.03)	0.58	0.58	(0.17)	(0.17)	125,960	56
Year ended May 31, 2022	75.70	0.17	(41.01)	—	(40.84)	—	—	—	—	34.86	(53.95)	(53.95)	0.58	0.58	0.27	0.27	321,103	113
Year ended May 31, 2021	47.31	0.63	28.70	—	29.33	(0.94)	—	—	(0.94)	75.70	62.18	62.54	0.58	0.58	0.84	0.84	1,052,262	91
Year ended May 31, 2020	35.24	(0.09)	12.16	—	12.07	—	—	—	—	47.31	34.25	34.08	0.58	0.58	(0.23)	(0.23)	131,516	81
July 13, 2018* through May 31, 2019	40.00	(0.09)	(4.67)	—	(4.76)	—	—	—	—	35.24	(11.90)	(11.98)	0.58	0.58	(0.30)	(0.30)	21,144	46

*  Commencement of investment operations.

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 141

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE													RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Pet Care ETF
Six Months ended November 30, 2022 (Unaudited)	$56.85	$0.11	$(6.51)		$—	$(6.40)	$(0.11)	$—	$—	$(0.11)	$50.34	(11.26)%	(11.32)%	0.50%	0.50%	0.43%	0.43%	$115,773	17%
Year ended May 31, 2022	77.76	0.17	(20.92)		—	(20.75)	(0.16)	—	—	(0.16)	56.85	(26.74)	(26.76)	0.50	0.50	0.23	0.23	173,388	49
Year ended May 31, 2021	47.27	0.16	30.44		—	30.60	(0.11)	—	—	(0.11)	77.76	64.79	64.24	0.50	0.50	0.23	0.23	303,265	45
Year ended May 31, 2020	39.94	0.14	7.34		—	7.48	(0.15)	—	—	(0.15)	47.27	18.79	19.21	0.50	0.50	0.33	0.33	60,275	66
November 5, 2018* through May 31, 2019	40.00	0.08	(0.10	)(i)	—	(0.02)	(0.04)	—	—	(0.04)	39.94	(0.04)	(0.08)	0.50	0.50	0.36	0.36	26,958	42
Russell 2000 Dividend Growers ETF
Six Months ended November 30, 2022 (Unaudited)	62.40	0.78	3.02		—	3.80	(0.69)	—	—	(0.69)	65.51	6.23	6.26	0.40	0.40	2.55	2.55	875,892	22
Year ended May 31, 2022	67.03	1.45	(4.66)		—	(3.21)	(1.42)	—	—	(1.42)	62.40	(4.80)	(4.94)	0.40	0.40	2.27	2.27	864,913	58
Year ended May 31, 2021	49.66	1.27	17.27		—	18.54	(1.17)	—	—	(1.17)	67.03	38.00	38.03	0.40	0.40	2.23	2.23	924,290	60
Year ended May 31, 2020	57.13	1.31	(7.44)		—	(6.13)	(1.34)	—	—	(1.34)	49.66	(10.96)	(10.99)	0.41	0.41	2.30	2.30	588,955	33
Year ended May 31, 2019	56.29	1.26	0.67		—	1.93	(1.09)	—	—	(1.09)	57.13	3.48	3.55	0.40	0.40	2.17	2.17	630,109	26
Year ended May 31, 2018	53.30	1.11	2.89		—	4.00	(1.01)	—	—	(1.01)	56.29	7.57	7.53	0.40	0.40	2.03	2.03	406,693	20

*  Commencement of investment operations.

See accompanying notes to the financial statements.

142 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE												RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Russell U.S. Dividend Growers ETF
Six Months ended November 30, 2022 (Unaudited)	$47.21	$0.57	$2.21	$—	$2.78	$(0.49)	$—	$—	$(0.49)	$49.50	6.03%	5.80%	0.35%	0.35%	2.48%	2.48%	$11,880	13%
Year ended May 31, 2022	48.73	1.00	(1.39)	—	(0.39)	(1.13)	—	—	(1.13)	47.21	(0.79)	(0.82)	0.35	0.35	2.07	2.07	13,692	21
Year ended May 31, 2021	36.25	0.98	12.49	—	13.47	(0.99)	—	—	(0.99)	48.73	37.80	37.79	0.35	0.35	2.36	2.36	28,262	22
November 5, 2019* through May 31, 2020	40.00	0.49	(3.98)	—	(3.49)	(0.26)	—	—	(0.26)	36.25	(8.62)	(8.53)	0.36	0.36	2.35	2.35	21,390	8
S&P 500® Bond ETF
Six Months ended November 30, 2022 (Unaudited)	78.85	1.19	(4.55)	—	(3.36)	(1.22)	—	—	(1.22)	74.27	(4.27)	(3.98)	0.15	0.15	3.15	3.15	12,997	41
Year ended May 31, 2022	90.20	1.88	(11.31)	—	(9.43)	(1.92)	—	—	(1.92)	78.85	(10.65)	(10.38)	0.15	0.15	2.11	2.11	19,712	78
Year ended May 31, 2021	90.47	1.98	(0.13)	—	1.85	(2.12)	—	—	(2.12)	90.20	2.01	1.52	0.15	0.15	2.16	2.16	36,081	73
Year ended May 31, 2020	83.60	2.88	6.92	0.04	9.84	(2.97)	—	—	(2.97)	90.47	11.97	12.38	0.15	0.15	3.30	3.30	29,403	55
Year ended May 31, 2019	80.84	3.07	2.70	0.02	5.79	(3.03)	—	—	(3.03)	83.60	7.40	7.21	0.15	0.15	3.82	3.82	27,169	29
May 1, 2018* through May 31, 2018	80.00	0.23	0.44	0.17	0.84	—	—	—	—	80.84	1.05	1.36	0.15	0.15	3.50	3.50	32,336	4

*  Commencement of investment operations.

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 143

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE													RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
S&P 500® Dividend Aristocrats ETF
Six Months ended November 30, 2022 (Unaudited)	$91.95	$0.93	$2.43		$—	$3.36	$(0.79)	$—	$—	$(0.79)	$94.52	3.76%	3.73%	0.35%	0.35%	2.11%	2.11%	$11,451,138	10%
Year ended May 31, 2022	92.20	1.87	(0.28)		—	1.59	(1.84)	—	—	(1.84)	91.95	1.72	1.67	0.35	0.35	2.01	2.01	10,243,530	18
Year ended May 31, 2021	67.00	1.78	25.16		—	26.94	(1.74)	—	—	(1.74)	92.20	40.88	41.10	0.35	0.35	2.26	2.26	8,639,244	21
Year ended May 31, 2020	65.14	1.58	1.81	(i)	—	3.39	(1.53)	—	—	(1.53)	67.00	5.22	5.11	0.35	0.35	2.28	2.28	5,755,149	29
Year ended May 31, 2019	62.21	1.42	2.94		—	4.36	(1.43)	—	—	(1.43)	65.14	7.10	7.07	0.35	0.35	2.17	2.17	4,520,918	20
Year ended May 31, 2018	57.46	1.37	4.54		—	5.91	(1.16)	—	—	(1.16)	62.21	10.34	10.34	0.35	0.35	2.23	2.23	3,493,291	22
S&P 500® Ex-Energy ETF
Six Months ended November 30, 2022 (Unaudited)	87.77	0.64	(1.43	)(i)	—	(0.79)	(0.59)	—	—	(0.59)	86.39	(0.84)	(1.02)	0.13	0.09	1.48	1.53	28,942	3
Year ended May 31, 2022	91.08	1.05	(3.34)		—	(2.29)	(1.02)	—	—	(1.02)	87.77	(2.61)	(2.71)	0.23	0.21	1.08	1.09	25,892	2
Year ended May 31, 2021	65.94	0.96	25.12		—	26.08	(0.94)	—	—	(0.94)	91.08	39.88	39.84	0.27	0.27	1.21	1.21	25,047	8
Year ended May 31, 2020	58.41	1.04	7.43		—	8.47	(0.94)	—	—	(0.94)	65.94	14.62	14.67	0.27	0.27	1.63	1.63	16,814	4
Year ended May 31, 2019	56.44	0.93	1.92		—	2.85	(0.88)	—	—	(0.88)	58.41	5.10	5.03	0.27	0.27	1.60	1.60	6,717	6
Year ended May 31, 2018	50.44	0.87	5.98		—	6.85	(0.85)	—	—	(0.85)	56.44	13.67	13.98	0.27	0.27	1.61	1.61	7,055	4

See accompanying notes to the financial statements.

144 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE													RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
S&P 500® Ex-Financials ETF
Six Months ended November 30, 2022 (Unaudited)	$87.15	$0.65	$(1.24	)(i)	$—	$(0.59)	$(0.58)	$—	$—	$(0.58)	$85.98	(0.62)%	(0.89)%	0.13%	0.09%	1.53%	1.58%	$10,748	3%
Year ended May 31, 2022	88.10	1.04	(1.00)		—	0.04	(0.99)	—	—	(0.99)	87.15	(0.03)	0.00 (j)	0.23	0.21	1.10	1.12	8,279	3
Year ended May 31, 2021	64.97	0.96	23.05		—	24.01	(0.88)	—	—	(0.88)	88.10	37.22	37.03	0.27	0.27	1.23	1.23	7,488	5
Year ended May 31, 2020	56.85	1.02	8.09		—	9.11	(0.99)	—	—	(0.99)	64.97	16.19	16.50	0.27	0.27	1.65	1.65	4,223	4
Year ended May 31, 2019	55.43	0.96	1.33		—	2.29	(0.87)	—	—	(0.87)	56.85	4.14	5.98	0.27	0.27	1.67	1.67	1,990	6
Year ended May 31, 2018	49.53	0.89	5.85		—	6.74	(0.84)	—	—	(0.84)	55.43	13.73	12.00	0.27	0.27	1.68	1.68	1,386	8
S&P 500® Ex-Health Care ETF
Six Months ended November 30, 2022 (Unaudited)	85.88	0.68	(2.03	)(i)	—	(1.35)	(0.66)	—	—	(0.66)	83.87	(1.51)	(1.70)	0.13	0.09	1.64	1.68	5,452	2
Year ended May 31, 2022	88.56	1.08	(2.61)		—	(1.53)	(1.15)	—	—	(1.15)	85.88	(1.83)	(1.88)	0.23	0.21	1.15	1.16	3,865	3
Year ended May 31, 2021	62.87	1.09	25.70		—	26.79	(1.10)	—	—	(1.10)	88.56	43.08	43.07	0.27	0.27	1.39	1.39	3,985	29
Year ended May 31, 2020	57.57	1.11	5.28		—	6.39	(1.09)	—	—	(1.09)	62.87	11.21	11.27	0.27	0.27	1.79	1.79	2,201	5
Year ended May 31, 2019	56.95	0.99	0.62		—	1.61	(0.99)	—	—	(0.99)	57.57	2.88	2.13	0.27	0.27	1.72	1.72	1,439	6
Year ended May 31, 2018	50.44	0.94	6.42		—	7.36	(0.85)	—	—	(0.85)	56.95	14.68	16.29	0.27	0.27	1.73	1.73	1,424	8
See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 145

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE														RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS							DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
S&P 500® Ex-Technology ETF
Six Months ended November 30, 2022 (Unaudited)	$71.84	$0.65	$(0.37	)(i)	$—		$0.28	$(0.61)	$—	$—	$(0.61)	$71.51	0.46%	0.20%	0.13%	0.09%	1.86%	1.90%	$10,726	3%
Year ended May 31, 2022	73.72	1.07	(1.94)		—		(0.87)	(1.01)	—	—	(1.01)	71.84	(1.25)	(1.32)	0.22	0.21	1.39	1.41	9,340	4
Year ended May 31, 2021	53.97	0.96	19.79		—		20.75	(1.00)	—	—	(1.00)	73.72	38.92	38.98	0.27	0.27	1.48	1.48	7,372	15
Year ended May 31, 2020	52.09	1.04	1.87	(i)	—		2.91	(1.03)	—	—	(1.03)	53.97	5.64	5.67	0.27	0.27	1.89	1.89	2,699	5
Year ended May 31, 2019	51.48	0.96	0.62		—		1.58	(0.97)	—	—	(0.97)	52.09	3.10	2.07	0.27	0.27	1.83	1.83	3,126	22
Year ended May 31, 2018	47.50	0.96	3.89		—		4.85	(0.87)	—	—	(0.87)	51.48	10.29	11.20	0.27	0.27	1.87	1.87	2,574	4
S&P Global Core Battery Metals ETF
November 29, 2022* through November 30, 2022 (Unaudited)	40.00	— (h)	1.04		0.03		1.07	—	—	—	—	41.07	2.69	2.70	0.57	0.57	(0.57)	(0.57)	4,107	1
S&P Kensho Cleantech ETF
Six Months ended November 30, 2022 (Unaudited)	30.56	(0.04)	5.15		—		5.11	—	—	—	—	35.67	16.74	16.52	0.58	0.58	(0.21)	(0.21)	6,243	18
September 29, 2021* through May 31, 2022	40.00	(0.07)	(9.37)		—	(h)	(9.44)	—	—	—	—	30.56	(23.61)	(23.60)	0.58	0.58	(0.27)	(0.27)	3,056	40

*  Commencement of investment operations.

See accompanying notes to the financial statements.

146 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE													RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
S&P Kensho Smart Factories ETF
Six Months ended November 30, 2022 (Unaudited)	$32.30	$0.01	$0.37 (i)	$—		$0.38	$(0.04)	$—	$(0.01)	$(0.05)	$32.63	1.19%	1.07%	0.58%	0.58%	0.04%	0.04%	$816	7%
September 29, 2021* through May 31, 2022	40.00	0.04	(7.74)	—	(h)	(7.70)	—	—	—	—	32.30	(19.24)	(19.28)	0.58	0.58	0.16	0.16	2,423	42
S&P MidCap 400® Dividend Aristocrats ETF
Six Months ended November 30, 2022 (Unaudited)	71.95	0.92	3.01	—		3.93	(0.74)	—	—	(0.74)	75.14	5.59	5.55	0.40	0.40	2.64	2.64	1,568,240	14
Year ended May 31, 2022	73.38	1.93	(1.47)	—		0.46	(1.89)	—	—	(1.89)	71.95	0.71	0.62	0.40	0.40	2.70	2.70	1,105,226	34
Year ended May 31, 2021	52.54	1.51	20.78	—		22.29	(1.45)	—	—	(1.45)	73.38	43.17	43.37	0.40	0.40	2.45	2.45	1,040,520	31
Year ended May 31, 2020	55.48	1.36	(2.90)	—		(1.54)	(1.40)	—	—	(1.40)	52.54	(2.77)	(2.83)	0.41	0.41	2.43	2.43	680,406	37
Year ended May 31, 2019	53.89	1.06	1.53	—		2.59	(1.00)	—	—	(1.00)	55.48	4.84	4.81	0.40	0.40	1.89	1.89	615,828	32
Year ended May 31, 2018	51.35	1.00	2.51	—		3.51	(0.97)	—	—	(0.97)	53.89	6.89	6.86	0.40	0.40	1.89	1.89	379,949	29
S&P Technology Dividend Aristocrats ETF
Six Months ended November 30, 2022 (Unaudited)	58.90	0.48	0.67	—		1.15	(0.44)	—	—	(0.44)	59.61	2.04	1.97	0.45	0.45	1.71	1.71	118,618	9
Year ended May 31, 2022	58.17	0.84	0.64	—		1.48	(0.75)	—	—	(0.75)	58.90	2.48	2.46	0.45	0.45	1.37	1.37	109,560	24
Year ended May 31, 2021	40.17	0.67	17.93	—		18.60	(0.60)	—	—	(0.60)	58.17	46.67	46.59	0.45	0.45	1.33	1.33	97,734	43
November 5, 2019* through May 31, 2020	40.00	0.36	0.00 (h)	—		0.36	(0.19)	—	—	(0.19)	40.17	0.98	1.06	0.46	0.46	1.66	1.66	40,571	31

*  Commencement of investment operations.

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 147

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE													RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)		Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Short Bitcoin Strategy ETF†
June 19, 2022* through November 30, 2022 (Unaudited)	$40.00	$—	(h)	$(0.86)	$0.01	$(0.85)	$—	$—	$—	$—	$39.15	(3.47)%	(3.50)%	1.21%	0.95%	(0.24)%	0.02%	$120,179	177%
Smart Materials ETF
Six Months ended November 30, 2022 (Unaudited)	35.36	0.07		(4.67)	—	(4.60)	(0.07)	—	—	(0.07)	30.69	(13.01)	(12.50)	0.58	0.58	0.46	0.46	1,534	19
October 26, 2021* through May 31, 2022	40.00	0.21		(4.69)	0.01	(4.47)	(0.17)	—	—	(0.17)	35.36	(11.20)	(11.48)	0.58	0.58	0.93	0.93	1,768	50
Supply Chain Logistics ETF
Six Months ended November 30, 2022 (Unaudited)	40.11	0.85		(3.82)	—	(2.97)	(0.78)	—	—	(0.78)	36.36	(7.21)	(6.89)	0.58	0.58	4.75	4.75	1,818	11
April 6, 2022* through May 31, 2022	40.00	0.14		(0.05)	0.02	0.11	—	—	—	—	40.11	0.29	(0.18)	0.58	0.58	2.36	2.36	2,006	10

*  Commencement of investment operations.

†  Consolidated Financial Highlights.

See accompanying notes to the financial statements.

148 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Notes to Financial Highlights:

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Includes transaction fees associated with the issuance and redemption of Creation Units.

(c)  Not annualized for periods less than one year.

(d)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder's investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(e)  Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., NYSE and NASDAQ) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund's closing price on the listing market.

(f)  Annualized for periods less than one year.

(g)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period. In-Kind transactions are not included in the portfolio turnover calculations.

(h)  Per share amount is less than $0.005.

(i)  The amount shown for a share outstanding throughout the period is not in accordance with the aggregate net realized and unrealized gain (loss) for that period because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market value of the investments in the Fund.

(j)  Per share amounts have been restated on a retroactive basis to reflect a 1:5 reverse stock split effective April 21, 2020.

(k)  During the year, the Fund invested in certain exchange traded funds for a limited period of time. The portfolio turnover rate shown above reflects the impact of that investment over the period of time during which the Fund held those exchange traded funds. If the calculation of portfolio turnover included periods in which the Fund did not hold these exchange traded funds, the portfolio turnover rate would have been 1,324%.

(l)  Reflects special dividends paid out during the period by one of the Fund's holdings. Had the Fund not received the special dividends, the net investment income (loss) per share would have been $(0.38) and the net investment income (loss) net of waivers ratio would have been (0.45)%.

(m)  Includes net futures account fees amounting to 0.02%. Excluding these fees, the ratio of expenses to average net assets would have been 0.65%.

(n)  Includes net futures account fees amounting to 0.06%. Excluding these fees, the ratio of expenses to average net assets would have been 0.65%.

(o)  Per share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective January 13, 2022.

(p)  Includes net futures account fees amounting to 0.03%. Excluding these fees, the ratio of expenses to average net assets would have been 0.65%.

#  Amount has been reclassified based on the tax character of the distributions for the tax year ended October 31, 2020.

##  Amount has been reclassified based on the tax character of the distributions for the tax year ended October 31, 2022.

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 149

NOTES TO FINANCIAL STATEMENTS

150 :: NOVEMBER 30, 2022 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

1. Organization

ProShares Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940 ("1940 Act"). The Trust was formed as a Delaware statutory trust on May 29, 2002, has authorized capital of an unlimited number of shares at no par value and is comprised of 121 operational funds. These accompanying Notes to Financial Statements relate to the portfolios of the Trust included in this report (collectively, the "Funds" and individually, a "Fund"). Each Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946 — Financial Services — Investment Companies. Each Fund is considered to be "non-diversified" under the 1940 Act, except for ProShares DJ Brookfield Global Infrastructure ETF, ProShares Equities for Rising Rates ETF, ProShares High Yield-Interest Rate Hedged, ProShares Investment Grade-Interest Rate Hedged, ProShares Metaverse ETF, ProShares MSCI EAFE Dividend Growers ETF, ProShares MSCI Emerging Markets Dividend Growers ETF, ProShares MSCI Europe Dividend Growers ETF, ProShares MSCI Transformational Changes ETF, ProShares Russell 2000 Dividend Growers ETF, ProShares Russell U.S. Dividend Growers ETF, ProShares S&P 500® Bond ETF, ProShares S&P 500® Dividend Aristocrats ETF, ProShares S&P 500® Ex-Energy ETF, ProShares S&P 500® Ex-Financials ETF, ProShares S&P 500® Ex-Health Care ETF, ProShares S&P 500® Ex-Technology ETF and ProShares S&P MidCap 400® Dividend Aristocrats ETF.

2. Significant Accounting Policies

The net asset value per share ("NAV") of each Fund, except as detailed below, is generally determined as of the close of the regular trading session of the exchange on which it is listed (is typically calculated as of 4:00 p.m. Eastern Time) on each business day. The NAV of ProShares High Yield — Interest Rate Hedged, ProShares Inflation Expectations ETF, ProShares Investment Grade — Interest Rate Hedged and ProShares S&P 500® Bond ETF is typically calculated as of 3:00 p.m. (Eastern Time) on each business day. The NAV of ProShares K-1 Free Crude Oil Strategy ETF is typically calculated as of 2:30 p.m. (Eastern Time) on each business day when the Cboe BZX Exchange Inc. ("BZX Exchange") is open for trading. The NAV of each of ProShares MSCI EAFE Dividend Growers ETF and ProShares MSCI Europe Dividend Growers ETF is typically calculated as of 11:30 a.m. Eastern Time (this time may vary due to differences in when daylight savings time is effective between London and New York. The actual valuation time is 4:30 p.m., London Time).

The following is a summary of significant accounting policies followed by each Fund in preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts. The actual results could differ from those estimates.

Investment Valuation

The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The securities in the portfolio of a Fund that are listed or traded on a stock exchange or the Nasdaq Stock Market, except as otherwise noted, are generally valued at the closing price, if available, or the last sale price on the exchange or system where the security is principally traded, generally using information provided by a third party pricing service, or market quotations. These valuations are typically categorized as Level 1 in the fair value hierarchy described below. If there have been no sales for that day on the exchange or system where the security is principally traded, then fair value may be determined with reference to the mean of the latest bid and asked quotes, if applicable, on the exchange or system. If there have been no sales or quotes of the security for that day on the exchange or system, the security will be valued in accordance with procedures approved by the Trust's Board of Trustees (the "Board").

Exchange traded funds held by ProShares K-1 Free Crude Oil Strategy ETF are valued at the last traded price at the time the Fund NAV is determined, and will typically be categorized as a Level 1 in the fair value hierarchy. Exchange traded funds held by other Funds are generally valued at the closing price, if available, or the last sale price as described above, and are typically categorized as Level 1 in the fair value hierarchy.

Securities regularly traded in the over-the-counter ("OTC") markets, including securities listed on an exchange but that are primarily traded OTC, other than those traded on the NASDAQ Stock Market, are valued on the basis of the mean between the bid and asked quotes furnished by primary market makers for those instruments. Fixed-income securities are valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes for U.S. Treasury securities and at the bid or evaluated bid price for corporate bonds. Centrally cleared index-based swaps are generally valued at the mean between the bid and asked prices as furnished by an independent pricing service. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Exchange traded bond, commodity and currency futures contracts are generally valued at the official futures settlement price, except for currency futures contracts held by Hedge Replication ETF which are generally valued at their last sale price prior to the time at which the NAV of the Fund is determined. These valuations are typically categorized as Level 1 in the fair value hierarchy. If there was no sale on that day, fair valuation procedures as described below may be applied. Non-exchange traded derivatives (e.g. non-exchange traded swap agreements) are generally valued using independent sources and/or agreement with counterparties or other procedures approved by the Board and are typically categorized as Level 2 in the fair value hierarchy.

When ProShare Advisors LLC (the "Advisor") determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain prices become stale, or an event occurs that materially affects the furnished price), the Advisor may, in good faith, establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Board. Fair value pricing may require subjective determinations about the value of a security. While the Trust's policy is intended to result in a calculation of a Fund's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2022 (UNAUDITED) :: 151

reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. Depending on the source and relevant significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions which are developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds' own assumptions about market participant assumptions which are developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•  Level 1 — Quoted prices in active markets for identical assets.

•  Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•  Level 3 — Significant unobservable inputs (including assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities maturing in sixty days or less may be valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are typically reflected as Level 2. Fair value measurements may also require additional disclosure when the volume and level of activity for the asset or liability have significantly decreased, as well as when circumstances indicate that a transaction is not orderly.

The following is a summary of the valuations as of November 30, 2022, for each Fund based upon the three levels defined above:

Please refer to the Schedules of Portfolio Investments to view equity and debt securities segregated by industry type.

	LEVEL 1 - Quoted Prices			LEVEL 2 - Other Significant Observable Inputs						LEVEL 3 - Significant Unobservable Inputs	Total
	Common Stocks/ Shares of Beneficial Interest	Securities Lending Reinvestments	Futures Contracts*	Rights/ Warrants	U.S. Treasury Obligations	Corporate Bonds	Repurchase Agreements	Swap Agreements*	Forward Currency Contracts*	Common Stocks/ Shares of Beneficial Interest	Investment Securities, including Repurchase Agreements	Other Financial Instruments, including Futures Contracts, Swap Agreements, and Forward Currency Contracts*
Big Data Refiners ETF	$1,655,669	$36,779	—	—	—	—	—	—	—	—	$1,692,448	—
Bitcoin Strategy ETF	—	—	$(11,992,563)	—	$272,575,952	—	—	—	—	—	272,575,952	$(11,992,563)
Decline of the Retail Store ETF	—	—	—	—	—	—	$11,871,003	$(2,338,951)	—	—	11,871,003	(2,338,951)
DJ Brookfield Global Infrastructure ETF	188,121,883	461,500	—	—	—	—	735,570	—	—	—	189,318,953	—
Equities for Rising Rates ETF	76,596,481	—	—	—	—	—	47,383	—	—	—	76,643,864	—
Global Listed Private Equity ETF	11,791,505	—	—	—	—	—	95,718	—	—	—	11,887,223	—
Hedge Replication ETF	7,118,750	9	20,989	$157	27,617,357	—	6,781,524	(765,949)	—	—	41,517,797	(744,960)

High Yield-Interest Rate Hedged	—	2,718,013	(474,529)	—	—	$117,351,978	2,256,953	—	—	—		122,326,944	(474,529)
Inflation Expectations ETF	—	—	—	—	—	—	68,970,578	1,328,214	—	—		68,970,578	1,328,214
Investment Grade-Interest Rate Hedged	—	970	(1,180,615)	—	—	385,032,709	4,567,515	—	—	—		389,601,194	(1,180,615)
K-1 Free Crude Oil Strategy ETF	—	—	(2,592,307)	—	—	—	—	—	—	—		—	(2,592,307)
Large Cap Core Plus	429,939,766	1,359,060	—	—	—	—	6,226,462	8,719,791	—	—		437,525,288	8,719,791
Long Online /Short Stores ETF	12,468,427	543,338	—	—	—	—	87,585	(2,205,792)	—	—	(a)	13,099,350	(2,205,792)

Merger ETF	13,557,251	—	—	—	—	—	3,096,898	3,401,910	$(86,420)	—	16,654,149	3,315,490

Metaverse ETF	5,991,060	431,948	—	—	—	—	—	—	—	—		6,423,008	—
MSCI EAFE Dividend Growers ETF	87,021,761	1,180,520	—	—	—	—	269,804	—	—	—		88,472,085	—
MSCI Emerging Markets Dividend Growers ETF	16,885,730	—	—	—	—	3,085	—	—	—	—	(a)	16,888,815	—
MSCI Europe Dividend Growers ETF	8,620,073	—	—	—	—	—	33,131	—	—	—		8,653,204	—
MSCI Transformational Changes ETF	17,279,410	—	—	—	—	—	16,775	—	—	—		17,296,185	—
Nanotechnology ETF	2,323,485	91,944	—	—	—	—	—	—	—	—		2,415,429	—

152 :: NOVEMBER 30, 2022 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

	LEVEL 1 - Quoted Prices			LEVEL 2 - Other Significant Observable Inputs						LEVEL 3 - Significant Unobservable Inputs	Total
	Common Stocks/ Shares of Beneficial Interest	Securities Lending Reinvestments	Futures Contracts*	Rights/ Warrants	U.S. Treasury Obligations	Corporate Bonds	Repurchase Agreements	Swap Agreements*	Forward Currency Contracts*	Common Stocks/ Shares of Beneficial Interest	Investment Securities, including Repurchase Agreements	Other Financial Instruments, including Futures Contracts, Swap Agreements, and Forward Currency Contracts*
Nasdaq-100 Dorsey Wright Momentum ETF	$10,767,764	—	—	—	—	—	$12,425	—	—	—	$10,780,189	—
On-Demand ETF	995,797	$635	—	—	—	—	—	—	—	—	996,432	—
Online Retail ETF	125,882,130	2,494,085	—	—	—	—	147,997	—	—	— (a)	128,524,212	—
Pet Care ETF	115,254,527	—	—	—	—	—	307,782	—	—	—	115,562,309	—
Russell 2000 Dividend Growers ETF	873,637,140	3,428,000	—	—	—	—	941,365	—	—	—	878,006,505	—
Russell U.S. Dividend Growers ETF	11,860,309	—	—	—	—	—	12,658	—	—	—	11,872,967	—
S&P 500® Bond ETF	—	39,713	—	—	—	$12,802,180	244,281	—	—	—	13,086,174	—
S&P 500® Dividend Aristocrats ETF	11,422,449,481	—	—	—	—	—	3,165,175	—	—	—	11,425,614,656	—
S&P 500® Ex-Energy ETF	28,875,277	9,052	—	—	—	—	25,443	—	—	—	28,909,772	—
S&P 500® Ex-Financials ETF	10,719,068	—	—	—	—	—	10,809	—	—	—	10,729,877	—
S&P 500® Ex-Health Care ETF	5,438,906	—	—	—	—	—	3,877	—	—	—	5,442,783	—
S&P 500® Ex-Technology ETF	10,692,912	4,313	—	—	—	—	13,623	—	—	—	10,710,848	—
S&P Global Core Battery Metals ETF	4,096,528	—	—	—	—	—	—	—	—	—	4,096,528	—
S&P Kensho Cleantech ETF	6,254,619	—	—	—	—	—	—	—	—	—	6,254,619	—
S&P Kensho Smart Factories ETF	812,820	—	—	—	—	—	—	—	—	—	812,820	—
S&P MidCap 400® Dividend Aristocrats ETF	1,564,512,178	—	—	—	—	—	886,699	—	—	—	1,565,398,877	—
S&P Technology Dividend Aristocrats ETF	118,339,503	2,058,787	—	—	—	—	151,305	—	—	—	120,549,595	—
Short Bitcoin Strategy ETF	—	—	$(8,859,363)	—	$39,647,411	—	—	—	—	—	39,647,411	$(8,859,363)
Smart Materials ETF	1,529,554	27,020	—	—	—	—	—	—	—	—	1,556,574	—
Supply Chain Logistics ETF	1,804,688	—	—	—	—	—	—	—	—	—	1,804,688	—

There were no other Level 3 securities held at period end, except those securities classified as Level 3 in the Schedules of Portfolio Investments of ProShares Long Online/Short Stores ETF, ProShares MSCI Emerging Markets Dividend Growers ETF and ProShares Online Retails ETF which are considered quantitatively insignificant for additional disclosure.

Foreign Currency Translation

Each Fund's accounting records are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency exchange contracts are translated into U.S. dollars as of the close of London world markets except that such translations with respect to the ProShares Big Data Refiners ETF, ProShares DJ Brookfield Global Infrastructure ETF, ProShares Global Listed Private Equity ETF, ProShares Merger ETF, ProShares Metaverse ETF, ProShares MSCI Emerging Markets Dividend Growers ETF, ProShares MSCI Transformational Changes ETF, ProShares Nanotechnology ETF, ProShares On-Demand ETF, ProShares Pet Care ETF, ProShares S&P Global Core Battery Metals ETF, ProShares S&P Kensho Cleantech ETF, ProShares S&P Kensho Smart Factories ETF, ProShares Smart Materials ETF and ProShares Supply Chain Logistics ETF each utilize the last quoted New York rates prior to 4:00 p.m. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Repurchase Agreements

Each of the Funds may enter into repurchase agreements. Repurchase agreements are primarily used by the Funds as short-term investments for cash positions. Under a repurchase agreement, a Fund purchases one or more debt securities and simultaneously agrees to sell those securities back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2022 (UNAUDITED) :: 153

than the purchase price, reflecting an agreed-upon market interest rate during the purchaser's holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include e-affecting repurchase transactions generally with major global financial institutions whose creditworthiness is monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement is required to be at least equal to the repurchase price, including any accrued interest income earned on the repurchase agreement. The Funds may invest in repurchase agreements through joint account arrangements; in such cases, each Fund holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each Fund. The collateral underlying the repurchase agreement is held by the Fund's custodian. A repurchase agreement is subject to the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, a Fund may lose money because it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may declare bankruptcy or the Fund may have difficulty exercising rights to the collateral. During periods of high demand for repurchase agreements, the Funds may be unable to invest available cash in these instruments to the extent desired by the Advisor.

On November 30, 2022, the Funds had interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent Principal Amount, Cost and Value for each respective repurchase agreement.

Fund Name	Bank of America Securities, Inc., 3.79%, dated 11/30/2022 due 12/01/2022 (a)	Barclays Capital, Inc., 3.40%, dated 11/30/2022 due 12/01/2022 (b)	Barclays Capital, Inc., 3.76%, dated 11/30/2022 due 12/01/2022 (c)	BNP Paribas Securities Corp., 3.78%, dated 11/30/2022 due 12/01/2022 (d)	ING Financial Markets LLC, 3.80%, dated 11/30/2022 due 12/01/2022 (e)	Total
Decline of the Retail Store ETF	$551,113	$551,113	$2,755,600	$5,400,903	$2,612,274	$11,871,003
DJ Brookfield Global Infrastructure ETF	34,149	34,149	170,747	334,659	161,866	735,570
Equities for Rising Rates ETF	2,199	2,199	10,999	21,558	10,428	47,383
Global Listed Private Equity ETF	4,444	4,444	22,218	43,548	21,064	95,718
Hedge Replication ETF	314,833	314,833	1,574,186	3,085,364	1,492,308	6,781,524
High Yield-Interest Rate Hedged	104,780	104,779	523,903	1,026,837	496,654	2,256,953
Inflation Expectations ETF	3,201,967	3,201,967	16,010,048	31,379,274	15,177,322	68,970,578
Investment Grade-Interest Rate Hedged	212,047	212,047	1,060,252	2,078,065	1,005,104	4,567,515
Large Cap Core Plus	289,064	289,064	1,445,340	2,832,829	1,370,165	6,226,462
Long Online/Short Stores ETF	4,066	4,066	20,330	39,849	19,274	87,585
Merger ETF	143,774	143,774	718,879	1,408,983	681,488	3,096,898
MSCI EAFE Dividend Growers ETF	12,526	12,526	62,629	122,751	59,372	269,804
MSCI Europe Dividend Growers ETF	1,538	1,538	7,691	15,073	7,291	33,131
MSCI Transformational Changes ETF	779	779	3,894	7,632	3,691	16,775
Nasdaq-100 Dorsey Wright Momentum ETF	577	577	2,884	5,653	2,734	12,425
Online Retail ETF	6,871	6,871	34,355	67,334	32,566	147,997
Pet Care ETF	14,289	14,289	71,445	140,030	67,729	307,782
Russell 2000 Dividend Growers ETF	43,702	43,703	218,518	428,290	207,152	941,365
Russell U.S. Dividend Growers ETF	588	588	2,937	5,759	2,786	12,658
S&P 500® Bond ETF	11,340	11,341	56,705	111,140	53,755	244,281
S&P 500® Dividend Aristocrats ETF	146,944	146,944	734,728	1,440,047	696,512	3,165,175
S&P 500® Ex-Energy ETF	1,181	1,181	5,906	11,576	5,599	25,443
S&P 500® Ex-Financials ETF	502	502	2,509	4,917	2,379	10,809
S&P 500® Ex-Health Care ETF	180	180	900	1,764	853	3,877
S&P 500® Ex-Technology ETF	632	632	3,163	6,198	2,998	13,623
S&P MidCap 400® Dividend Aristocrats ETF	41,165	41,166	205,829	403,417	195,122	886,699
S&P Technology Dividend Aristocrats ETF	7,024	7,024	35,123	68,839	33,295	151,305
	$5,152,274	$5,152,276	$25,761,718	$50,492,289	$24,421,781	$110,980,338

Each Repurchase Agreement was fully collateralized by U.S. government and/or agency securities at November 30, 2022 as follows:

(a)  U.S. Treasury Notes, 4.13% to 4.50%, due 11/30/2024 to 10/31/2027, which had an aggregate value at the Trust level of $255,000,029.

(b)  U.S. Treasury Notes, 0.13% to 0.63%, due 4/15/2023 to 7/15/2032, which had an aggregate value at the Trust level of $1,275,017,220.

(c)  U.S. Treasury Notes, 0.63%, due 4/15/2023, which had an aggregate value at the Trust level of $255,000,103.

(d)  U.S. Treasury Bills, 0%, due 12/15/2022 to 5/11/2023; U.S. Treasury Bonds, 0% to 6.13%, due 5/15/2025 to 8/15/2051; U.S. Treasury Notes, 0.13% to 4.50%, due 1/15/2023 to 8/15/2032 and cash, which had an aggregate value at the Trust level of $2,484,376,144.

(e)  Federal Farm Credit Bank, 0%, due 4/3/2023 to 5/24/2023; Federal Home Loan Bank, 0.50% to 3.86%, due 5/20/2024 to 6/13/2025; Federal Home Loan Mortgage Corp., 0%, due 9/15/2029 to 3/15/2031; Federal National Mortgage Association, 0% to 6.63%, due 9/6/2024 to 11/15/2030; U.S. Treasury Bills, 0%, due 1/3/2023 to 5/25/2023; U.S. Treasury Bonds, 1.75% to 4.25%, due 5/15/2039 to 11/15/2052; U.S. Treasury Notes, 0.13% to 4.50%, due 12/31/2022 to 11/15/2032, which had an aggregate value at the Trust level of $1,208,701,790.

154 :: NOVEMBER 30, 2022 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

Reverse Repurchase Agreements

ProShares Bitcoin Strategy ETF and ProShares Short Bitcoin Strategy ETF may enter into reverse repurchase agreements as part of its investment strategy, which may be viewed as a form of borrowing. Reverse repurchase agreements involve sales by the Fund of portfolio assets for cash concurrently with an agreement by the Fund to repurchase those same assets at a later date at a fixed price. Generally, the effect of such a transaction is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while the Fund will be able to keep the interest income associated with those portfolio securities. Such transactions are advantageous only if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. For the ProShares Bitcoin Strategy ETF , the interest on reverse repurchase agreements is part of the unitary fee and is not a direct fund expense. Opportunities to achieve this advantage may not always be available, and the Fund intends to use the reverse repurchase technique only when it will be to the Fund's advantage to do so. The Fund will segregate with its custodian bank cash or liquid instruments equal in value to the Fund's obligations with respect to reverse repurchase agreements.

As of November 30, 2022, the ProShares Bitcoin Strategy ETF had no outstanding reverse repurchase agreements. The weighted average daily balance of the reverse repurchase agreements during the period ended November 30, 2022 was $17,535,403.

As of November 30, 2022, the ProShares Short Bitcoin Strategy ETF had no outstanding reverse repurchase agreements. The weighted average daily balance of the reverse repurchase agreements during the period June 16, 2022 (commencement of operations) to November 30, 2022 was $2,088,322. The average interest expense for same period was $132.

Equity Securities

Certain Funds may invest in equity securities, including in shares of foreign or U.S. common stock, Real Estate Investment Trusts, Depositary Receipts, and shares of other Investment Companies, including other exchange traded funds ("ETFs").

Real Estate Investment Trusts ("REITs") and Business Development Companies ("BDCs")

REITs and BDCs report information on the source of their distributions annually. A portion of distributions received from REITs and BDCs during the period is estimated to be dividend income, realized gain or return of capital. These estimates are adjusted when the actual source of distributions is disclosed by the REITs and BDCs.

Debt Instruments

Certain Funds may invest in debt instruments, including U.S. government securities; Foreign and U.S. investment grade corporate debt securities. Additionally, certain Funds may invest in (lower rated) debt instruments (also known as "junk bonds") that are rated below "investment grade" by Moody's, Standard and Poor's and/or Fitch, Inc.

Securities Lending

Certain Funds may lend securities to brokers, dealers and financial organizations in exchange for collateral in the amount of at least 102% of the value of U.S. dollar-denominated securities loaned or at least 105% of the value of non-U.S. dollar-denominated securities loaned, marked to market daily. Each security loaned will be secured continuously by collateral in the form of cash, Money Market Instruments or U.S. Government securities. When a Fund lends its securities, it continues to receive payments equal to the dividends and interest paid on the securities loaned and simultaneously may earn interest on the reinvestment of the cash collateral. Any cash collateral received by the Fund in connection with these loans may be reinvested in a variety of short-term investments. Any securities collateral received by the Fund in connection with these loans may not be sold or pledged by the Fund and, accordingly, are not reflected in the Fund's assets and liabilities. The Funds may incur fees and expenses in connection with the reinvestment of cash collateral. For security loans collateralized by cash, borrowers may be entitled to receive a fee based on the amount of collateral. The Funds are typically compensated by the difference between the amount earned on the reinvestment of cash collateral and any fees paid to the borrower. Although voting and other rights attendant to securities loaned pass to the borrower, such loans may be recalled so that the securities may be voted on by the Fund if a material event affecting the Fund's investment in the securities on loan is to occur. Security loans are subject to termination by the Fund or the borrower at any time. Not all Funds may participate in securities lending at any given time. No securities loan shall be made on behalf of a Fund if, as a result, the aggregate value of all securities loaned by the particular Fund exceeds one-third of the value of such Fund's total assets (including the value of the collateral received).

Securities lending involves exposure to certain risks, including "gap" risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and any fees a Fund has agreed to pay a borrower), operational risk (i.e., the risk of losses resulting from problems in the settlement and the accounting process), legal, counterparty and credit risk. If a securities lending counterparty were to default, a Fund would be subject to the risk of a possible delay in receiving collateral or in recovering the loaned securities, or to a possible loss of rights in the collateral. In the event a borrower does not return a Fund's securities as agreed, the Fund may experience losses if the proceeds received from liquidating the collateral do not at least equal the value of the loaned security at the time the collateral is liquidated, plus the transaction costs incurred in purchasing replacement securities. This event could trigger adverse tax consequences for a Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market. A Fund could lose money if its short-term reinvestment of the collateral declines in value over the period of the loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day.

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2022 (UNAUDITED) :: 155

U.S. Treasury Inflation-Protected Securities

U.S. Treasury Inflation-Protected Securities ("TIPs") are inflation-protected public obligations of the U.S. Treasury. Inflation-protected bonds are fixed-income securities whose interest and principal payments are periodically adjusted for inflation. As the index measuring inflation changes, the interest and principal payments of inflation-protected bonds will be adjusted accordingly. Because of the inflation-adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed rate bonds.

Accounting for Derivatives Instruments

In seeking to achieve the investment objectives of Funds whose objective is tied to an index or benchmark, the Advisor uses a passive approach to investing that is designed to track the performance of the Fund's underlying index or benchmark. Each such Fund attempts to achieve its investment objective by investing all, or substantially all, of its assets in investments that make up its index or in financial instruments that provide similar exposure.

In connection with its management of certain series of the Trust included in this report (i.e. ProShares Bitcoin Strategy ETF, ProShares K-1 Free Crude Oil Strategy ETF and ProShares Short Bitcoin Strategy ETF (the "Commodity Pools")), the Advisor has registered as a commodity pool operator (a "CPO") and the Commodity Pools are commodity pools under the Commodity Exchange Act (the "CEA"). Accordingly, the Advisor is subject to registration and regulation as a CPO under the CEA, and must comply with various regulatory requirements under the CEA and the rules and regulations of the Commodity Futures Trading Commission ("CFTC") and the National Futures Association ("NFA"), including investor protection requirements, antifraud provisions, disclosure requirements and reporting and record keeping requirements. The Advisor is also subject to periodic inspections and audits by the CFTC and NFA. Compliance with these regulatory requirements could adversely affect the Commodity Pools' total return. In this regard, any further amendment to the CEA or its related regulations that subject the Advisor or the Commodity Pools to additional regulation may have adverse impacts on the Commodity Pools' operations and expenses.

All open derivative positions at period end are reflected on each respective Fund's Schedule of Portfolio Investments. Certain Funds utilized a varying level of derivative instruments in conjunction with investment securities in seeking to meet their investment objective during the period. While the volume of open positions may vary on a daily basis as each Fund transacts derivative contracts in order to achieve the appropriate exposure to meet its investment objective, with the exception of the Funds listed below, the volume of these open positions relative to the net assets of each respective Fund at the date of this report is generally representative of open positions throughout the reporting period.

Average quarterly exposure to derivatives (notional amounts in comparison to net assets)
Hedge Replication ETF	30%
Inflation Expectations ETF	245%
K-1 Free Crude Oil Stratergy ETF	181%
Merger ETF	43%

For financial reporting purposes, the Trust can offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements in the Statement of Assets and Liabilities. Funds holding forward currency contracts and/or non-exchange traded swap agreements present the gross amounts of these assets and liabilities on their Schedule of Portfolio Investments. Information concerning the value of and amounts due under Repurchase and Reverse Repurchase Agreement transactions may be found on each Fund's Schedule of Portfolio Investments. Information concerning the counterparties to each Repurchase Agreement and levels of collateralization may be found above, under the caption "Repurchase Agreements."

Following is a description of the Funds' use of derivative instruments, the types of derivatives utilized by the Funds during the reporting period, as well as the primary underlying risk exposures related to each instrument type.

Futures Contracts

Each Fund may purchase or sell futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A physical-settlement futures contract generally obligates the seller to deliver (and the purchaser to take delivery of) the specified asset on the expiration date of the contract. A cash-settled futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific futures contract and the price at which the agreement is made. No physical delivery of the underlying asset is made.

The Funds generally engage in closing or offsetting transactions before final settlement of a futures contract, wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases, the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased) there will be a gain (loss) if the offsetting sell transaction is carried out at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold) there will be a gain (loss) if the offsetting buy transaction is carried out at a lower (higher) price, inclusive of commissions.

Whether a Fund realizes a gain or loss from futures activities depends generally upon movements in the underlying currency, commodity, security or index. The extent of the Fund's loss from an unhedged short position in futures contracts or from writing options on futures contracts is potentially unlimited. Each Fund will engage in transactions in futures contracts and related options that are traded on a U.S. exchange or board of trade or that have been approved for sale in the U.S. by the CFTC.

Upon entering into a futures contract, each Fund will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 10% of the contract amount for equity, index and commodity futures and in the range of approximately 1% to 3% of the contract amount for bond and currency futures (these amounts are subject to change by the exchange on which the contract

156 :: NOVEMBER 30, 2022 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

is traded). This amount, known as "initial margin," is in the nature of a performance bond or good faith deposit on the contract and is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker will be made as the price of the security, currency, commodity or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." At any time prior to expiration of a futures contract, a Fund may elect to close its position by taking an opposite position, which will operate to terminate the Fund's existing position in the contract.

The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures and the market value of the underlying assets, and the possibility of an illiquid market for a futures contract. Although each Fund intends to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit, or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a Fund to substantial losses. If trading is not possible, or if a Fund determines not to close a futures position in anticipation of adverse price movements, the Fund will be required to make daily cash payments of variation margin. The risk that the Fund will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market. In addition, although the counterparty to a futures contract is often a clearing organization, backed by a group of financial institutions, there may be instances in which the counterparty could fail to perform its obligations, causing significant losses to a Fund.

Forward Currency Contracts

Certain Funds may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into on the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

At or before the maturity of a forward currency contract, a Fund may either sell a portfolio security and make delivery of the currency, or retain the security and terminate its contractual obligation to deliver the currency by buying an "offsetting" contract obligating it to buy, on the same maturity date, the same amount of the currency. If the Fund engages in an offsetting transaction, it may later enter into a new forward currency contract to sell the currency.

If a Fund engages in offsetting transactions, the Fund will incur a gain or loss, to the extent that there has been movement in forward currency contract prices. If forward prices go down during the period between the date a Fund enters into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to buy. If forward prices go up, the Fund will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of foreign currency.

Swap Agreements

Certain Funds may enter into swap agreements to gain exposure to an underlying asset without actually purchasing such asset (or shorting such asset), or to hedge a position, including in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on a particular pre-determined investment or instrument. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities or an ETF representing a particular index or group of securities.

Most swap agreements entered into by a Fund calculate and settle the obligations of the parties to the agreement on a "net basis" with a single payment. Consequently, a Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount").

When investing in swap agreements, the Funds may hold or gain exposure to only a representative sample of the securities in an index, or to a component of the index.

On a typical long swap, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular underlying assets (e.g., an ETF, or securities comprising an index), plus any dividends or interest that would have been received on those assets. The Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such assets plus, in certain circumstances, commissions or trading spreads on the notional amount. Therefore, the return to the Fund on a long swap should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the Fund on the notional amount. As a trading technique, the Advisor may substitute physical securities with a swap agreement having investment characteristics substantially similar to the underlying securities.

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2022 (UNAUDITED) :: 157

Some Funds may also enter into swap agreements that provide the opposite return of their index or a security. These swaps are similar to the long swaps disclosed above except that the counterparty pays interest to each Fund on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap. In addition, in certain instances, each Fund will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized gain or loss to determine the value of the swap.

A Fund's current obligations under most swap agreements (total return swaps, equity/index swaps, interest rate swaps) will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating or earmarking cash and/or securities determined to be liquid, but typically no payments will be made until the settlement date.

A Fund will not enter into uncleared swap agreements (i.e., not cleared by a central counterparty) unless the Advisor believes that the counterparty to the transaction is creditworthy. The counterparty to an uncleared swap agreement will typically be a major global financial institution. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If such a default occurs, a Fund will have contractual remedies pursuant to the swap agreements, but such remedies may be subject to bankruptcy and insolvency laws that could affect the Fund's rights as a creditor.

In the normal course of business, a Fund enters into International Swaps and Derivatives Association ("ISDA") agreements with certain counterparties for derivative transactions. These agreements contain, among other conditions, events of default and termination events, and various covenants and representations. Certain of the Fund's ISDA agreements contain provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund's NAV over specific periods of time, which may or may not be exclusive of redemptions. If the Fund were to trigger such provisions and have open derivative positions at that time, counterparties to the ISDA agreements could elect to terminate such ISDA agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant ISDA agreement. Pursuant to the terms of its ISDA agreements, the Fund will have already collateralized its liability under such agreements, in some cases only in excess of certain threshold amounts. The Funds seek to mitigate risks by generally requiring that the counterparties for each Fund agree to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to what the counterparty owes the Fund, subject to certain minimum thresholds, although the Funds may not always be successful. To the extent any such collateral is insufficient or there are delays in accessing the collateral, the Funds will be exposed to risks, including possible delays in recovering amounts as a result of bankruptcy proceedings.

The use of swaps is a highly specialized activity which involves investment techniques and risks in addition to, and in some cases different from, those associated with ordinary portfolio securities transactions. The primary risks associated with the use of swap agreements are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the inability of counterparties or clearing organizations to perform. A Fund may use a combination of swaps on an underlying index and swaps on an ETF that is designed to track the performance of that index, or it may solely use swaps on an ETF to achieve its desired investment exposure. The performance of an ETF may not track the performance of its underlying index due to embedded costs and other factors. Thus, to the extent a Fund invests in swaps that use an ETF as the reference asset, that Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its index as it would if the Fund used only swaps on the underlying index. The Advisor, under supervision from the Board, is responsible for determining and monitoring the liquidity of the Funds' transactions in swap agreements.

All of the outstanding swap agreements held by the Funds on November 30, 2022 contractually terminate within 20 months but may be terminated without penalty by either party daily. Upon termination, the Fund is entitled to receive or pay the "unrealized appreciation or depreciation" amount existing at the date of termination.

The Financial Accounting Standards Board, pursuant to Accounting Standards Codification 815-10 ("ASC 815-10"), requires companies (including the Trust) to disclose information intended to enable financial statement users to understand how derivative instruments affect the Statements of Assets and Liabilities as well as the effect of derivative instruments on the Statements of Operations during the reporting period, in the context of each entity's risk exposure. ASC 815-10 provides examples of risk exposure, including interest rate, foreign exchange, equity, commodity and credit.

As the Funds' investment objective is to provide investment results, before fees and expenses, that correspond to the return of its underlying index on a daily basis, the derivatives utilized are aligned to the same primary risk. The primary risk exposure for those Funds benchmarked to an equity index is equity risk, for Funds benchmarked to a fixed-income index the primary risk is interest rate risk and for the foreign currency contracts held by ProShares Merger ETF and for the currency futures contracts held by ProShares Hedge Replication ETF, the primary risk is foreign currency risk. The primary risk for ProShares Bitcoin Strategy ETF, ProShares K-1 Free Crude Oil Strategy ETF and ProShares Short Bitcoin Strategy ETF is commodity market risk.

158 :: NOVEMBER 30, 2022 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

The following tables indicate the location of derivative-related items on the Statements of Assets and Liabilities as well as the effect of derivative instruments on the Statements of Operations during the reporting period.

Fair Value of Derivative Instruments as of November 30, 2022

Asset Derivatives				Liabilities Derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Statements of Assets and Liabilities Location	Fund	Unrealized Appreciation*	Statements of Assets and Liabilities Location	Fund	Unrealized Depreciation*
Equity and Bond index futures contracts/ Non-exchange traded swap agreements	Net assets consist of: Net unrealized appreciation (depreciation) on: futures contracts*; Assets: Unrealized appreciation on non-exchange traded swap agreements			Net assets consist of: Net unrealized appreciation (depreciation) on: futures contracts*; Liabilities: Unrealized depreciation on non-exchange traded swap agreements
		Short 7-10 Year Treasury	$1,309,671		Short 7-10 Year Treasury	$2,853,020
		Short 20+ Year Treasury	351,452		Short 20+ Year Treasury	36,721,542
		Short Dow30SM	5,312,302		Short Dow30SM	16,402,819
		Short Financials	676,612		Short Financials	2,434,530
		Short FTSE China 50	1,111,031		Short FTSE China 50	671,208
		Short High Yield	2,834,005		Short High Yield	4,710,327
		Short MidCap400	294,514		Short MidCap400	204,518
		Short MSCI EAFE	—		Short MSCI EAFE	10,526,754
		Short MSCI Emerging Markets	3,900,333		Short MSCI Emerging Markets	2,160,479
		Short QQQ	94,000,313		Short QQQ	78,120,236
		Short Real Estate	1,528,975		Short Real Estate	2,642,447
		Short Russell2000	29,312,409		Short Russell2000	20,620,540
		Short S&P500®	51,119,132		Short S&P500®	67,426,836
		Short SmallCap600	42,653		Short SmallCap600	597,472
		Ultra 7-10 Year Treasury	196,837		Ultra 7-10 Year Treasury	3,420,599
		Ultra 20+ Year Treasury	3,661,363		Ultra 20+ Year Treasury	514,580
		Ultra Basic Materials	8,888		Ultra Basic Materials	6,287,228
		Ultra Consumer Goods	177,373		Ultra Consumer Goods	1,210,691
		Ultra Consumer Services	177,032		Ultra Consumer Services	7,286,759
		Ultra Dow30SM	9,798,179		Ultra Dow30SM	17,628,727
		Ultra Financials	69,673,771		Ultra Financials	—
		Ultra FTSE China 50	596,398		Ultra FTSE China 50	8,049,790
		Ultra FTSE Europe	268,856		Ultra FTSE Europe	787,955
		Ultra Health Care	25,476		Ultra Health Care	9,687,177
		Ultra High Yield	120,469		Ultra High Yield	3,223,581
		Ultra Industrials	496,322		Ultra Industrials	3,830,338
		Ultra MidCap400	1,457,916		Ultra MidCap400	26,601,986
		Ultra MSCI Brazil Capped	11,865		Ultra MSCI Brazil Capped	3,302,371
		Ultra MSCI EAFE	530,407		Ultra MSCI EAFE	3,292,424
		Ultra MSCI Emerging Markets	1,648,090		Ultra MSCI Emerging Markets	9,047,951
		Ultra MSCI Japan	194,468		Ultra MSCI Japan	2,635,248
		Ultra Nasdaq Biotechnology	2,743,267		Ultra Nasdaq Biotechnology	40,326,767
		Ultra Nasdaq Cloud Computing	61,890		Ultra Nasdaq Cloud Computing	720,551

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2022 (UNAUDITED) :: 159

Asset Derivatives				Liabilities Derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Statements of Assets and Liabilities Location	Fund	Unrealized Appreciation*	Statements of Assets and Liabilities Location	Fund	Unrealized Depreciation*
Equity and Bond index futures contracts/ Non-exchange traded swap agreements	Net assets consist of: Net unrealized appreciation (depreciation) on: futures contracts*; Assets: Unrealized appreciation on non-exchange traded swap agreements			Net assets consist of: Net unrealized appreciation (depreciation) on: futures contracts*; Liabilities: Unrealized depreciation on non-exchange traded swap agreements
		Ultra Nasdaq Cybersecurity	$5,912		Ultra Nasdaq Cybersecurity	$1,200,157
		Ultra Oil & Gas	5,655,798		Ultra Oil & Gas	—
		Ultra QQQ	45,615,502		Ultra QQQ	1,106,097,479
		Ultra Real Estate	701,983		Ultra Real Estate	18,314,066
		Ultra Russell2000	2,643,720		Ultra Russell2000	71,055,253
		Ultra S&P500®	40,874,214		Ultra S&P500®	669,966,518
		Ultra Semiconductors	8,468,871		Ultra Semiconductors	107,269,354
		Ultra SmallCap600	936,579		Ultra SmallCap600	2,937,683
		Ultra Technology	969,348		Ultra Technology	156,769,407
		Ultra Telecommunications	3,953		Ultra Telecommunications	461,254
		Ultra Utilities	614,713		Ultra Utilities	363,148
		UltraPro Dow30SM	42,655,039		UltraPro Dow30SM	65,333,243
		UltraPro MidCap400	3,482,414		UltraPro MidCap400	2,086,750
		UltraPro QQQ	356,800,722		UltraPro QQQ	6,562,426,806
		UltraPro Russell2000	4,020,764		UltraPro Russell2000	91,295,250
		UltraPro S&P500®	27,210,941		UltraPro S&P500®	767,236,647
		UltraPro Short 20+ Year Treasury	36,687,542		UltraPro Short 20+ Year Treasury	50,704,129
		UltraPro Short Dow30SM	24,948,749		UltraPro Short Dow30SM	129,152,488
		UltraPro Short MidCap400	424,918		UltraPro Short MidCap400	2,476,361
		UltraPro Short QQQ	434,229,226		UltraPro Short QQQ	324,861,966
		UltraPro Short Russell2000	27,985,959		UltraPro Short Russell2000	45,774,287
		UltraPro Short S&P500®	—		UltraPro Short S&P500®	211,547,146
		UltraShort 7-10 Year Treasury	6,655,680		UltraShort 7-10 Year Treasury	1,203,155
		UltraShort 20+ Year Treasury	—		UltraShort 20+ Year Treasury	173,848,704
		UltraShort Basic Materials	102,982		UltraShort Basic Materials	1,272,888
		UltraShort Consumer Goods	77,751		UltraShort Consumer Goods	328,724
		UltraShort Consumer Services	335,812		UltraShort Consumer Services	751,071
		UltraShort Dow30SM	5,014,018		UltraShort Dow30SM	13,027,211
		UltraShort Financials	1,340,206		UltraShort Financials	3,300,751
		UltraShort FTSE China 50	4,245,896		UltraShort FTSE China 50	11,312,032
		UltraShort FTSE Europe	3,892,195		UltraShort FTSE Europe	71,889,816
		UltraShort Health Care	—		UltraShort Health Care	725,034
		UltraShort Industrials	498,221		UltraShort Industrials	620,133
		UltraShort MidCap400	135,439		UltraShort MidCap400	847,265
		UltraShort MSCI Brazil Capped	25,014		UltraShort MSCI Brazil Capped	8,737,900

160 :: NOVEMBER 30, 2022 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

Asset Derivatives				Liabilities Derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Statements of Assets and Liabilities Location	Fund	Unrealized Appreciation*	Statements of Assets and Liabilities Location	Fund	Unrealized Depreciation*
Equity and Bond index futures contracts/ Non-exchange traded swap agreements	Net assets consist of: Net unrealized appreciation (depreciation) on: futures contracts*; Assets: Unrealized appreciation on non-exchange traded swap agreements			Net assets consist of: Net unrealized appreciation (depreciation) on: futures contracts*; Liabilities: Unrealized depreciation on non-exchange traded swap agreements
	UltraShort MSCI EAFE		—		UltraShort MSCI EAFE	$2,077,752
		UltraShort MSCI Emerging Markets	$1,445,479		UltraShort MSCI Emerging Markets	1,661,861
		UltraShort MSCI Japan	239,039		UltraShort MSCI Japan	1,035,704
		UltraShort Nasdaq Biotechnology	2,416,170		UltraShort Nasdaq Biotechnology	3,144,654
		UltraShort Oil & Gas	1,880,801		UltraShort Oil & Gas	18,454,696
		UltraShort QQQ	97,463,713		UltraShort QQQ	37,416,715
		UltraShort Real Estate	2,935,738		UltraShort Real Estate	11,595,218
		UltraShort Russell2000	15,461,102		UltraShort Russell2000	21,625,903
		UltraShort S&P500®	116,785,901		UltraShort S&P500®	128,042,572
		UltraShort Semiconductors	642,351		UltraShort Semiconductors	3,358,624
		UltraShort SmallCap600	—		UltraShort SmallCap600	745,602
		UltraShort Technology	1,196,290		UltraShort Technology	2,657,194
		UltraShort Utilities	13,132		UltraShort Utilities	862,059

*  Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. For these securities, only the variation margin is reported within the asset and liability sections of the Statements of Assets and Liabilities.

The Effect of Derivative Instruments on the Statements of Operations for the Period Ended November 30, 2022

Derivatives not accounted for as hedging instruments under ASC 815	Location of Gain or (Loss) on Derivatives on the Statements of Operations	Fund	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation) on Derivatives
Equity and Bond index futures contracts/ Non-exchange traded swap agreements	Net realized gain (loss) on Expiration or closing of: futures contracts and non-exchange traded swap agreements; Change in net unrealized appreciation (depreciation) on: Futures contracts and Non-exchange traded swap agreements	Short 7-10 Year Treasury	$8,738,018	$(1,090,071)
		Short 20+ Year Treasury	87,970,255	(37,461,439)
		Short Dow30SM	(5,233,056)	(21,886,635)
		Short Financials	(255,548)	(2,047,134)
		Short FTSE China 50	—	944,784
		Short High Yield	5,417,972	(3,803,799)
		Short MidCap400	(438,601)	(453,210)
		Short MSCI EAFE	—	(10,371,811)
		Short MSCI Emerging Markets	2,211,600	(1,424,960)

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2022 (UNAUDITED) :: 161

Derivatives not accounted for as hedging instruments under ASC 815	Location of Gain or (Loss) on Derivatives on the Statements of Operations	Fund	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation) on Derivatives
Equity and Bond index futures contracts/ Non-exchange traded swap agreements	Net realized gain (loss) on Expiration or closing of: futures contracts and non-exchange traded swap agreements; Change in net unrealized appreciation (depreciation) on: Futures contracts and Non-exchange traded swap agreements	Short QQQ	$124,667,641	$(117,453,781)
		Short Real Estate	(88,044)	(1,013,604)
		Short Russell2000	18,775,312	(39,412,220)
		Short S&P500®	105,661,715	(120,006,541)
		Short SmallCap600	(294,980)	(509,966)
		Ultra 7-10 Year Treasury	(1,973,854)	37,409
		Ultra 20+ Year Treasury	(15,750,538)	3,522,891
		Ultra Basic Materials	10,149	(5,485,003)
		Ultra Consumer Goods	(925,309)	383,766
		Ultra Consumer Services	(1,066,466)	285,030
		Ultra Dow30SM	(18,994,879)	34,108,732
		Ultra Financials	54,142,695	(76,468,820)
		Ultra FTSE China 50	(7,183,496)	4,606,774
		Ultra FTSE Europe	(1,254,957)	572,261
		Ultra Health Care	44,549	1,542,383
		Ultra High Yield	(1,845,711)	(531,828)
		Ultra Industrials	(1,223,709)	1,632,393
		Ultra MidCap400	(9,923)	1,147,627
		Ultra MSCI Brazil Capped	(1,195,912)	(1,017,293)
		Ultra MSCI EAFE	(1,580,012)	266,715
		Ultra MSCI Emerging Markets	(16,847,004)	12,399,874
		Ultra MSCI Japan	(195,577)	(165,003)
		Ultra Nasdaq Biotechnology	(1,125,008)	14,804,608
		Ultra Nasdaq Cloud Computing	(796,685)	552,287
		Ultra Nasdaq Cybersecurity	(567,908)	292,910
		Ultra Oil & Gas	86,393,763	(92,581,771)
		Ultra QQQ	(253,837,735)	(159,710,980)
		Ultra Real Estate	(8,484,548)	(4,189,287)
		Ultra Russell2000	(4,006,910)	(4,305,253)
		Ultra S&P500®	(55,556,881)	(128,072,905)
		Ultra Semiconductors	7,967,011	(47,863,436)
		Ultra SmallCap600	(3,730,791)	2,527,228
		Ultra Technology	(133,510,207)	68,845,869
		Ultra Telecommunications	(6,943)	(96,179)
		Ultra Utilities	(346,268)	(1,319,600)
		UltraPro Dow30SM	33,022,344	17,910,050
		UltraPro MidCap400	(16,592,895)	15,464,091
		UltraPro QQQ	(2,874,303,342)	(32,692,876)
		UltraPro Russell2000	(83,897,670)	63,324,145
		UltraPro S&P500®	(275,181,953)	29,133,392
		UltraPro Short 20+ Year Treasury	124,298,372	(19,743,846)
		UltraPro Short Dow30SM	(9,131,176)	(143,118,183)
162 :: NOVEMBER 30, 2022 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

Derivatives not accounted for as hedging instruments under ASC 815	Location of Gain or (Loss) on Derivatives on the Statements of Operations	Fund	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation) on Derivatives
Equity and Bond index futures contracts/ Non-exchange traded swap agreements	Net realized gain (loss) on Expiration or closing of: futures contracts and non-exchange traded swap agreements; Change in net unrealized appreciation (depreciation) on: Futures contracts and Non-exchange traded swap agreements	UltraPro Short MidCap400	$(524,025)	$(2,585,359)
		UltraPro Short QQQ	136,669,561	145,731,843
		UltraPro Short Russell2000	(24,152,225)	(12,081,989)
		UltraPro Short S&P500®	49,947,160	(303,847,568)
		UltraShort 7-10 Year Treasury	1,094,045	8,219,327
		UltraShort 20+ Year Treasury	476,438,549	(208,445,317)
		UltraShort Basic Materials	(63,853)	(544,078)
		UltraShort Consumer Goods	22,051	(295,523)
		UltraShort Consumer Services	2,876,833	(1,443,644)
		UltraShort Dow30SM	(8,965,071)	(9,584,645)
		UltraShort Financials	(71,471)	(1,630,683)
		UltraShort FTSE China 50	3,708,507	237,975
		UltraShort FTSE Europe	34,176,110	(66,205,226)
		UltraShort Health Care	(6,431)	(398,849)
		UltraShort Industrials	9,152	(616,673)
		UltraShort MidCap400	(139,894)	(273,877)
		UltraShort MSCI Brazil Capped	(682,390)	(875,330)
		UltraShort MSCI EAFE	(97,678)	(2,069,104)
		UltraShort MSCI Emerging Markets	—	438,073
		UltraShort MSCI Japan	389,791	(780,904)
		UltraShort Nasdaq Biotechnology	(4,748)	(3,924,623)
		UltraShort Oil & Gas	(12,241,712)	4,841,341
		UltraShort QQQ	15,372,778	9,105,779
		UltraShort Real Estate	13,655,278	(11,808,572)
		UltraShort Russell2000	(667,880)	(5,974,547)
		UltraShort S&P500®	78,915,779	(99,405,735)
		UltraShort Semiconductors	(749,229)	(1,808,356)
		UltraShort SmallCap600	47,791	(299,537)
		UltraShort Technology	5,648,273	(3,945,216)
		UltraShort Utilities	684,264	(480,898)

Taxes and Distributions

Each of the Funds intends to qualify or continue to qualify as a regulated investment company and distribute substantially all of its net investment income and capital gains to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements.

As of November 30, 2022, management of the Funds has reviewed all open tax years and major jurisdictions (the last four tax year ends including the interim tax periods since then, as applicable) and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

Distributions to shareholders from net investment income and net capital gain, if any, are declared and paid at least annually. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2022 (UNAUDITED) :: 163

permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales, 1256 mark-to-market, partnerships, passive foreign investment companies mark-to-market, constructive sales adjustments and qualified late-year loss deferrals) do not require a reclassification. The Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes. While subject to management's discretion, any available tax equalization is typically applied first to short-term capital gains, next to long-term capital gains and then to ordinary income. To the extent distributions exceed net investment income and net realized capital gains for tax purposes, they are reported as a tax return of capital.

The Funds' tax year end is October 31st and the tax character of current year distributions and current components of accumulated earnings (deficit) will be determined at the end of the current tax year.

The tax character of distributions paid for the most recent tax years ended October 31, 2022 and October 31, 2021, were as follows:

	Year Ended October 31, 2022				Year Ended October 31, 2021
Fund	Distributions paid from ordinary income	Distributions paid from net long-term capital gains	Tax return of capital	Total Distributions	Distributions paid from ordinary income	Distributions paid from net long-term capital gains	Tax return of capital	Total Distributions
DJ Brookfield Global Infrastructure ETF	$4,067,379	—	—	$4,067,379	$4,579,364	—	—	$4,579,364
Equities for Rising Rates ETF	1,431,771	—	—	1,431,771	94,619	—	—	94,619
Global Listed Private Equity ETF	834,404	—	$369,588	1,203,992	2,165,196	—	—	2,165,196
High Yield-Interest Rate Hedged	7,126,790	—	—	7,126,790	4,609,154	—	—	4,609,154
Inflation Expectations ETF	468,713	—	—	468,713	904,369	—	—	904,369
Investment Grade- Interest Rate Hedged	22,756,161	—	—	22,756,161	15,727,767	—	—	15,727,767
K-1 Free Crude Oil Strategy ETF	37,325,405	—	768,229	38,093,634	10,954,243	—	—	10,954,243
Large Cap Core Plus	5,260,561	—	—	5,260,561	4,296,408	—	—	4,296,408
Long Online/Short Stores ETF	—	—	—	—	2,129,774	—	—	2,129,774
Merger ETF	47,200	—	—	47,200	235,774	—	—	235,774
Metaverse ETF	18,640	—	3,575	22,215	—	—	—	—
MSCI EAFE Dividend Growers ETF	3,725,962	—	—	3,725,962	2,322,875	—	—	2,322,875
MSCI Emerging Markets Dividend Growers ETF	274,684	—	—	274,684	428,638	—	—	428,638
MSCI Europe Dividend Growers ETF	350,659	—	—	350,659	148,837	—	—	148,837
MSCI Transformational Changes ETF	34,835	—	—	34,835	90,521	—	—	90,521
Nanotechnology ETF	8,135	—	—	8,135	—	—	—	—
Nasdaq-100 Dorsey Wright Momentum ETF	15,879	—	2,911	18,790	8,273	—	—	8,273
On-Demand ETF	665	—	—	665	—	—	—	—
Online Retail ETF	—	—	—	—	6,686,189	—	—	6,686,189
Pet Care ETF	618,084	—	—	618,084	489,582	—	—	489,582
Russell 2000 Dividend Growers ETF	19,558,504	—	—	19,558,504	17,029,913	—	—	17,029,913
Russell U.S. Dividend Growers ETF	349,409	—	—	349,409	590,148	—	—	590,148
S&P 500® Bond ETF	563,650	—	—	563,650	768,742	—	—	768,742

164 :: NOVEMBER 30, 2022 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

	Year Ended October 31, 2022				Year Ended October 31, 2021
Fund	Distributions paid from ordinary income	Distributions paid from net long-term capital gains	Tax return of capital	Total Distributions	Distributions paid from ordinary income	Distributions paid from net long-term capital gains	Tax return of capital	Total Distributions
S&P 500® Dividend Aristocrats ETF	$191,403,477	—	—	$191,403,477	$166,605,956	—	—	$166,605,956
S&P 500® Ex-Energy ETF	324,231	—	—	324,231	273,752	—	—	273,752
S&P 500® Ex-Financials ETF	112,323	—	—	112,323	76,616	—	—	76,616
S&P 500® Ex-Health Care ETF	57,868	—	—	57,868	39,649	—	—	39,649
S&P 500® Ex-Technology ETF	142,697	—	—	142,697	91,165	—	—	91,165
S&P Kensho Smart Factories ETF	2,974	—	$494	3,468	—	—	—	—
S&P MidCap 400® Dividend Aristocrats ETF	26,805,134	—	—	26,805,134	24,692,475	—	—	24,692,475
S&P Technology Dividend Aristocrats ETF	1,568,574	—	—	1,568,574	1,219,048	—	—	1,219,048
Smart Materials ETF	17,043	—	—	17,043	—	—	—	—
Supply Chain Logistics ETF	38,989	—	—	38,989	—	—	—	—

At October 31, 2022 (the Funds' most recent tax year end), the components of accumulated earnings (deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)
Big Data Refiners ETF	—	—	$(657,118)	$(1,009,478)
Bitcoin Strategy ETF	—	—	(4,379,301)	(1,314,812,363)
Decline of the Retail Store ETF	$25,280	—	(30,231,263)	(967,188)
DJ Brookfield Global Infrastructure ETF	—	—	(6,568,142)	(7,906,329)
Equities for Rising Rates ETF	201,008	—	(4,288,247)	(4,283,863)
Global Listed Private Equity ETF	—	—	(4,313,198)	(3,734,358)
Hedge Replication ETF	—	—	—	(2,709,082)
High Yield-Interest Rate Hedged	589,421	—	(29,224,661)	(18,686,057)
Inflation Expectations ETF	55,905	—	(6,022,227)	5,731,262
Investment Grade-Interest Rate Hedged	1,165,731	—	(16,356,441)	(44,508,926)
K-1 Free Crude Oil Strategy ETF	—	—	—	2,217,110
Large Cap Core Plus	496,570	—	—	49,340,302
Long Online/Short Stores ETF	—	—	(56,065,662)	(14,477,453)
Merger ETF	84,623	—	(3,013,039)	3,453,279
Metaverse ETF	—	—	(309,506)	(1,927,917)
MSCI EAFE Dividend Growers ETF	—	—	(2,329,412)	(16,330,243)
MSCI Emerging Markets Dividend Growers ETF	439,297	—	(3,511,304)	(4,841,000)
MSCI Europe Dividend Growers ETF	—	—	(1,046,794)	(2,096,929)
MSCI Transformational Changes ETF	127,006	—	(3,653,451)	(7,884,606)
Nanotechnology ETF	—	—	(117,314)	(994,445)
Nasdaq-100 Dorsey Wright Momentum ETF	—	—	(7,518,835)	435,010
On-Demand ETF	—	—	(368,637)	(1,039,666)
Online Retail ETF	—	—	(242,151,343)	(166,098,389)

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2022 (UNAUDITED) :: 165

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)
Pet Care ETF	$192,597	—	$(22,304,717)	$(79,766,550)
Russell 2000 Dividend Growers ETF	2,199,174	—	(70,680,725)	47,859,019
Russell U.S. Dividend Growers ETF	30,389	—	(340,778)	57,669
S&P 500® Bond ETF	31,233	—	(1,241,056)	(2,541,910)
S&P 500® Dividend Aristocrats ETF	23,060,050	—	(52,041,195)	235,346,291
S&P 500® Ex-Energy ETF	40,166	—	(278,237)	(2,343,958)
S&P 500® Ex-Financials ETF	—	—	(76,947)	(544,299)
S&P 500® Ex-Health Care ETF	7,404	—	(16,008)	(352,954)
S&P 500® Ex-Technology ETF	17,264	—	(127,695)	(896,688)
S&P Kensho Cleantech ETF	—	—	(421,361)	(1,036,327)
S&P Kensho Smart Factories ETF	—	—	(614,155)	(120,428)
S&P MidCap 400® Dividend Aristocrats ETF	2,990,244	—	—	112,571,140
S&P Technology Dividend Aristocrats ETF	143,069	—	(698,201)	(6,031,481)
Short Bitcoin Strategy ETF	931	—	(9,217)	(16,461,314)
Smart Materials ETF	4,767	—	(131,165)	(601,932)
Supply Chain Logistics ETF	3,567	—	(26,015)	(392,145)

Temporary differences are generally due to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing and the deductibility of certain expenses. Permanent differences, primarily due to gain (loss) on in-kind redemptions, reclassification on sale of derivatives, designation of taxable distributions in excess, utilization of earnings and profits distributed to the shareholders on redemption of shares and nondeductible expenses, resulted in reclassifications as of October 31, 2022 (the Funds' most recent tax year end), among the Funds' components of net assets.

As of October 31, 2022 (the Funds' most recent tax year end), the Funds had capital loss carry forwards ("CLCFs") available to offset future realized gains, if any, to the extent provided for by regulations and to thereby reduce the amount of future taxable capital gain distributions. Under current tax law, CLCFs retain their character as either short-term or long-term capital losses, and are not subject to expiration.

At October 31, 2022 (the Funds' most recent tax year end), the following Funds had available CLCFs:

No Expiration Date
Big Data Refiners ETF	$648,596
Bitcoin Strategy ETF	719,411
Decline of the Retail Store ETF	30,231,263
DJ Brookfield Global Infrastructure ETF	6,568,142
Equities for Rising Rates ETF	4,288,247
Global Listed Private Equity ETF	4,313,198
High Yield-Interest Rate Hedged	29,224,661
Inflation Expectations ETF	6,022,227
Investment Grade-Interest Rate Hedged	16,356,441
Long Online/Short Stores ETF	56,032,251
Merger ETF	3,013,039
Metaverse ETF	309,506
MSCI EAFE Dividend Growers ETF	2,329,412
MSCI Emerging Markets Dividend Growers ETF	3,511,304
MSCI Europe Dividend Growers ETF	1,046,794
MSCI Transformational Changes ETF	3,653,451
Nanotechnology ETF	117,314
Nasdaq-100 Dorsey Wright Momentum ETF	7,518,835
On-Demand ETF	363,490
Online Retail ETF	241,991,141
Pet Care ETF	22,304,717
Russell 2000 Dividend Growers ETF	70,680,725

166 :: NOVEMBER 30, 2022 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

No Expiration Date
Russell U.S. Dividend Growers ETF	$340,778
S&P 500® Bond ETF	1,241,056
S&P 500® Dividend Aristocrats ETF	52,041,195
S&P 500® Ex-Energy ETF	278,237
S&P 500® Ex-Financials ETF	76,947
S&P 500® Ex-Health Care ETF	16,008
S&P 500® Ex-Technology ETF	127,695
S&P Kensho Cleantech ETF	413,457
S&P Kensho Smart Factories ETF	614,155
S&P Technology Dividend Aristocrats ETF	698,201
Short Bitcoin Strategy ETF	9,217
Smart Materials ETF	131,165
Supply Chain Logistics ETF	26,015

At October 31, 2022 (the Funds' most recent tax year end), the following Funds utilized CLCFs and/or elected to defer late-year ordinary losses to November 1, 2022:

Fund	Capital Loss Utilized	Ordinary Late Year Loss Deferrals
Big Data Refiners ETF	—	$8,522
Bitcoin Strategy ETF	—	3,659,890
DJ Brookfield Global Infrastructure ETF	$514,353	—
Equities for Rising Rates ETF	48,686	—
High Yield-Interest Rate Hedged	14,216,359	—
Inflation Expectations ETF	4,956,532	—
Investment Grade-Interest Rate Hedged	38,683,371	—
Large Cap Core Plus	9,043,901	—
Long Online/Short Stores ETF	—	33,411
MSCI EAFE Dividend Growers ETF	342,958	—
MSCI Europe Dividend Growers ETF	44,709	—
On-Demand ETF	—	5,147
Online Retail ETF	—	160,202
Russell 2000 Dividend Growers ETF	3,606,611	—
Russell U.S. Dividend Growers ETF	16,110	—
S&P Kensho Cleantech ETF	—	7,904
S&P MidCap 400® Dividend Aristocrats ETF	1,347,334	—

3. Investment Transactions, Income and Expense Allocations

Throughout the reporting period, investment transactions are generally accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions on the last business day of the reporting period are accounted for on the trade date.

Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date except for certain foreign dividends that may be recorded as soon as such information becomes available. Non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

Expenses directly attributable to a Fund are charged to that Fund, while expenses which are attributable to more than one Fund or jointly with an affiliate, are allocated among the respective Funds and/or affiliates based upon relative net assets or another reasonable basis.

4. Advisory and Management Service Fees and Transactions with Affiliates

The Advisor serves as the investment adviser to each Fund subject to an expense limitation, as outlined in the table below (the "Capped Funds"), pursuant to an Investment Advisory Agreement. For its investment advisory services, each Capped Fund pays the Advisor a monthly fee, accrued daily at an annualized rate based on its average daily net assets. Pursuant to a separate Management Services Agreement, the Advisor performs

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2022 (UNAUDITED) :: 167

certain administrative services on behalf of the Capped Funds, such as negotiating, coordinating and implementing the Trust's contractual obligations with the Funds' service providers; monitoring, overseeing and reviewing the performance of such service providers to ensure adherence to applicable contractual obligations; and preparing or coordinating reports and presentations to the Board of Trustees with respect to such service providers. For these and other services, each Capped Fund pays the Advisor monthly management services fees, accrued daily at an annualized rate based on its average daily net assets.

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses, in order to limit the annual operating expenses of each Capped Fund. These expense limitations remain in effect until the dates specified in the table below, after which they may be terminated or revised.

For the period ended November 30, 2022, advisory and management services fees, waivers, reimbursements, and expense limitations were as follows:

Fund	Investment Advisory Fee Rate	Management Services Fee Rate	Advisory Fees Waived	Management Services Fees Waived	Expense Reimbursements	Expense Limitation	Expense Limitation Effective Through
Global Listed Private Equity ETF	0.50%	0.10%	$30,797	$6,159	$36,525	0.60%	September 30, 2023
Hedge Replication ETF*	0.75	0.10	160,377	21,383	41,198	0.95	September 30, 2023
Inflation Expectations ETF	0.55	0.10	189,931	—	—	0.30	September 30, 2023
Merger ETF*	0.75	0.10	107,052	—	—	0.75	September 30, 2023
S&P 500® Ex-Energy ETF	0.13	—	5,277	—	—	0.09	September 30, 2023
S&P 500® Ex-Financials ETF	0.13	—	2,029	—	—	0.09	September 30, 2023
S&P 500® Ex-Health Care ETF	0.13	—	1,037	—	—	0.09	September 30, 2023
S&P 500® Ex-Technology ETF	0.13	—	1,849	—	—	0.09	September 30, 2023
Short Bitcoin Strategy ETF	0.95	—	—	—	92,322	—	June 30, 2023

*  In addition to the expense limitations disclosed above, the Advisor has entered into an Advisory Fee Waiver Agreement for each Fund that reduces the annualized advisory fee rate subject to the following breakpoints: 0.75% of the first $4.0 billion of average daily net assets of the Fund, 0.70% of the next $1.5 billion, 0.65% of the next $1.5 billion, 0.60% of the next $1.5 billion and 0.55% of average daily net assets of the Fund over $8.5 billion. To the extent that a Fund achieves an asset breakpoint, the Advisor will waive fees in order to match the corresponding reduction in the tiered advisory fee limit. Any such waivers are reflected as a component of "Expenses waived and/or reimbursed by Advisor" on the Statements of Operations, and are not subject to subsequent recoupment by the Advisor.

For each Fund, amounts waived or reimbursed by the Advisor may be recouped by the Advisor within five years of the end of the applicable contractual period to the extent that such recoupments would not cause a Fund's annualized operating expenses to exceed the lesser of (1) the expense limitation in effect at the time of waiver, and (2) the expense limitation in effect at the time of recoupment. Any amounts recouped by the Advisor during the period are reflected in the Statements of Operations as "Recoupment of prior expenses waived and/or reimbursed by Advisor". As of November 30, 2022, the amounts eligible for recoupment and the date of expiration are as follows:

	Expires September 30,						Total Amount Eligible for
Fund	2023	2024	2025	2026	2027	2028	Recoupment
Global Listed Private Equity ETF	$136,169	$124,462	$153,246	$149,156	$150,756	$23,327	$737,116
Hedge Replication ETF	347,042	212,473	210,955	347,389	428,312	81,153	1,627,324
Inflation Expectations ETF	159,591	202,599	213,190	209,329	326,793	57,217	1,168,719
Merger ETF	139,569	141,588	151,118	181,794	260,386	31,107	905,562

The Advisor also serves as the investment adviser to each Fund not subject to an expense limitation as outlined below (the "Unitary Fee Funds") pursuant to an Investment Advisory and Management Agreement. The Unitary Fee Funds pay the Advisor a monthly fee, accrued daily at an annualized rate based on average daily net assets for investment advisory and management services. The Advisor is responsible for substantially all other expenses of the Unitary Fee Funds except, generally, interest expenses (except that the Advisor will pay net expenses incurred in connection with investments in reverse repurchase agreements in ProShares Bitcoin Strategy ETF), taxes, brokerage and other transaction costs (except that the Advisor will pay account or similar fees charged by futures commission merchants in ProShares Bitcoin Strategy ETF), legal expenses fees and expenses related to securities lending, compensation and expenses of the Independent Trustees, compensation and expenses of the counsel to the Independent Trustees, compensation and expenses of the Trust's chief compliance officer and his or her staff, legal fees and expenses in connection with litigation, future distribution fees or expenses (if any), and extraordinary expenses.

The following funds have a unitary fee: ProShares Big Data Refiners ETF (0.58%), ProShares Bitcoin Strategy ETF (0.95%), ProShares Decline of the Retail Store ETF (0.65%), ProShares DJ Brookfield Global Infrastructure ETF (0.45%), ProShares Equities for Rising Rates ETF (0.35%), ProShares High Yield-Interest Rate Hedged (0.50%), ProShares Investment Grade — Interest Rate Hedged (0.30%), ProShares K-1 Free Crude Oil Strategy ETF (0.65%), ProShares Large Cap Core Plus (0.45%), ProShares Long Online/Short Stores ETF (0.65%), ProShares Metaverse ETF

168 :: NOVEMBER 30, 2022 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

(0.58%), ProShares MSCI EAFE Dividend Growers ETF (0.50%), ProShares MSCI Emerging Markets Dividend Growers ETF (0.60%), ProShares MSCI Europe Dividend Growers ETF (0.55%), ProShares MSCI Transformational Changes ETF (0.45%), ProShares Nanotechnology (0.58%), ProShares Nasdaq-100 Dorsey Wright Momentum ETF (0.58%), ProShares On-Demand ETF (0.58%), ProShares Online Retail ETF (0.58%), ProShares Pet Care ETF (0.50%), ProShares Russell 2000 Dividend Growers ETF (0.40%), ProShares Russell U.S. Dividend Growers ETF (0.35%), ProShares S&P 500® Bond ETF (0.15%), ProShares S&P 500® Dividend Aristocrats ETF (0.35%), ProShares S&P 500® Ex-Energy ETF (0.13%), ProShares S&P 500® Ex-Financials ETF (0.13%), ProShares S&P 500® Ex-Health Care ETF (0.13%), ProShares S&P 500® Ex-Technology ETF (0.13%), ProShares S&P Global Core Battery Metals ETF (0.58%), ProShares S&P Kensho Cleantech ETF (0.58%), ProShares S&P Kensho Smart Factories ETF (0.58%), ProShares S&P MidCap 400® Dividend Aristocrats ETF (0.40%), ProShares S&P Technology Dividend Aristocrats ETF (0.45%), ProShares Short Bitcoin Strategy ETF (0.95%), ProShares Smart Materials (0.58%) and ProShares Supply Chain Logistics ETF (0.58%).

The Advisor has agreed to waive investment advisory and management services fees for each of the ProShares S&P 500® Ex-Energy ETF, ProShares S&P 500® Ex-Financials ETF, ProShares S&P 500® Ex-Health Care ETF and ProShares S&P 500® Ex-Technology ETF to the extent total annual operating expenses before waivers and expense reimbursements, as a percentage of average daily net assets, exceed 0.09% through September 30, 2023. These waivers are non-recoupable. After such date, the expense limitation may be terminated or revised by the Advisor. Additionally, the Advisor has agreed to waive net expenses incurred in connection with investments in reverse repurchase agreements and fees charged by futures commission merchants in ProShares Short Bitcoin Strategy ETF through June 30, 2023. These waivers are non-recoupable. After such date, the expense limitation may be terminated or revised by the Advisor.

Employees of the Advisor serve in the roles of Interested Trustee, President, Chief Legal Officer and Secretary of the Trust. These individuals receive no compensation directly from the Trust. Another employee of the Advisor serves as Chief Compliance Officer and Anti-Money Laundering Officer. This individual's related compensation, along with the compensation of staff who administer the Funds' compliance program, and certain other expenses are reimbursed to the Advisor by the Funds and are reflected on the Statements of Operations as "Compliance services fees".

5. Administration Fees

JPMorgan Chase Bank, N.A. acts as the Trust's administrator (the "Administrator"). The Administrator provides certain administrative services to the Funds, including fund accounting, fund administration and certain compliance services, pursuant to a Fund Services Agreement. For these services, each Fund shall pay the Administrator monthly, a fee accrued daily and based on average net assets. Each Fund may also reimburse the Administrator for such out-of-pocket expenses as incurred by the Administrator in the performance of its duties. Such fees are reflected on the Statements of Operations as "Administration Fees". Certain employees of the Administrator are also officers of the Trust.

6. Custodian Fees

JPMorgan Chase Bank, N.A. acts as custodian for the Funds in accordance with a Custody Agreement. The custodian holds cash, securities and other assets of the Funds as required by the 1940 Act. Custodian fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses. Such fees are reflected on the Statements of Operations as "Custodian Fees".

7. Listing, Data and Related Fees

The Funds may incur costs relating to their initial and ongoing listing on an exchange and for the calculation and dissemination of Indicative Optimized Portfolio Values (IOPVs). Additionally, a Fund may enter into a license agreement for the right to use an Index and the related Trade Mark(s) and to receive data related to the index from the index provider. The portion of such costs attributed to each Fund is reflected on the Statements of Operations as "Listing, Data and related fees".

8. Trustees Fees

The Trust, together with other affiliated trusts, pay each Independent Trustee an aggregate fee consisting of a $325,000 annual retainer (paid in quarterly increments) for services provided as a Board member. Such fees are allocated between the Funds and other affiliated funds. Each Fund's share of these fees, together with reimbursable expenses of the Trustees, is reflected on the Statements of Operations as "Trustees Fees".

9. Distribution and Service Plan

SEI Investments Distribution Co. serves as the Funds' distributor. The Trust has adopted a Distribution and Service (12b-1) Plan pursuant to which each Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. No 12b-1 fees are currently paid by the Funds, and there are currently no plans to impose these fees.

10. Issuance and Redemption of Fund Shares

Each Fund issues and redeems its shares only to Authorized Participants (typically broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash), in large blocks known as Creation Units, each of which is comprised of a specified number of shares.

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2022 (UNAUDITED) :: 169

To the extent the Funds permit the contribution of securities in exchange for the purchase of shares (contribution in-kind), shares may be issued in advance of receipt by the Fund of all or a portion of the applicable Deposit Securities. In these circumstances, the Fund may require the Authorized Participant to maintain with the Trust an amount up to 115% and/or 125% of the daily mark-to-market value of the missing Deposit Securities.

Retail investors may only purchase and sell Fund shares on a national securities exchange through a broker-dealer and such transactions may be subject to customary commission rates imposed by the broker-dealer.

Authorized Participants may pay transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Transaction fees related to unsettled Creation Unit transactions are included in the receivable for capital shares issued on the Statements of Assets and Liabilities. Transaction fees assessed during the period, which are included in the proceeds from shares issued on the Statements of Changes in Net Assets, were as follows:

	For the periods ended
	Six Months Ended November 30, 2022	Year Ended May 31, 2022
Big Data Refiners ETF	$117	—
Bitcoin Strategy ETF	83,895	$506,152
High Yield-Interest Rate Hedged	—	42,950
Inflation Expectations ETF	5,075	11,191
Investment Grade-Interest Rate Hedged	64,150	31,840
Nanotechnology ETF	—	1,200
On-Demand ETF	—	1,200
ProShares S&P Global Core Battery Metals ETF	3,200	—
S&P Kensho Smart Factories ETF	291	400
Short Bitcoin Strategy ETF	27,749	—
Smart Materials ETF	—	1,200
Supply Chain Logistics ETF	—	1,600

11. Investment Transactions

For the period ended November 30, 2022, the cost of securities purchased and proceeds from sales of securities (U.S. government securities for the Inflation Expectations ETF), excluding short-term securities, derivatives and in-kind transactions, were:

Fund	Purchases	Sales
Big Data Refiners ETF	$397,151	$998,593
Bitcoin Strategy ETF	651,832,973	346,569,612
DJ Brookfield Global Infrastructure ETF	10,687,335	10,570,379
Equities for Rising Rates ETF	38,301,145	38,459,286
Global Listed Private Equity ETF	689,813	359,094
Hedge Replication ETF	2,202,639	4,158,297
High Yield-Interest Rate Hedged	23,507,322	15,858,191
Investment Grade-Interest Rate Hedged	367,109,476	380,588,991
Large Cap Core Plus	100,899,970	104,166,881
Long Online/Short Stores ETF	7,717,705	7,961,295
Merger ETF	35,528,544	38,842,003
Metaverse ETF	1,979,732	1,972,227
MSCI EAFE Dividend Growers ETF	15,379,596	16,196,073
MSCI Emerging Markets Dividend Growers ETF	8,213,883	7,375,884
MSCI Europe Dividend Growers ETF	969,484	1,147,276
MSCI Transformational Changes ETF	3,291,002	3,612,044
Nanotechnology ETF	357,813	358,805
Nasdaq-100 Dorsey Wright Momentum ETF	10,910,714	12,558,959
On-Demand ETF	236,783	239,286
Online Retail ETF	120,957,697	129,811,163
Pet Care ETF	22,935,260	23,773,985

170 :: NOVEMBER 30, 2022 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

Fund	Purchases	Sales
Russell 2000 Dividend Growers ETF	$174,981,830	$174,617,945
Russell U.S. Dividend Growers ETF	1,601,612	1,592,959
S&P 500® Bond ETF	5,856,989	5,818,710
S&P 500® Dividend Aristocrats ETF	1,013,817,856	997,356,169
S&P 500® Ex-Energy ETF	699,932	637,763
S&P 500® Ex-Financials ETF	267,934	236,607
S&P 500® Ex-Health Care ETF	128,106	115,194
S&P 500® Ex-Technology ETF	270,312	250,773
S&P Global Core Battery Metals ETF	4,047,033	59,606
S&P Kensho Cleantech ETF	889,940	874,185
S&P Kensho Smart Factories ETF	83,903	1,594,956
S&P MidCap 400® Dividend Aristocrats ETF	169,777,850	166,561,342
S&P Technology Dividend Aristocrats ETF	9,427,168	9,527,276
Short Bitcoin Strategy ETF	90,943,704	42,251,757
Smart Materials ETF	292,192	289,041
Supply Chain Logistics ETF	191,514	194,638

12. In-Kind Transactions

During the period presented in this report, certain Funds delivered portfolio securities in exchange for the redemption of shares (redemption-in-kind). Cash and securities were transferred for redemptions at fair value. For financial reporting purposes, the Funds recorded net realized gains and losses in connection with each transaction.

For the period ended November 30, 2022, the fair value of the securities transferred for redemptions, and the net realized gains (losses) recorded in connection with the transactions were as follows:

Fund	Fair Value	Net Realized Gains (Losses)
DJ Brookfield Global Infrastructure ETF	$2,292,451	$361,861
Equities for Rising Rates ETF	33,952,312	(573,167)
Global Listed Private Equity ETF	1,317,365	(93,423)
High Yield-Interest Rate Hedged	25,986,486	(2,116,749)
Investment Grade-Interest Rate Hedged	194,137,377	(29,675,797)
Large Cap Core Plus	26,150,684	5,418,042
Long Online/Short Stores ETF	5,178,111	(1,017,319)
Merger ETF	48,552,933	(1,313,344)
Metaverse ETF	1,245,550	(27,408)
MSCI EAFE Dividend Growers ETF	13,362,249	765,358
MSCI Europe Dividend Growers ETF	3,963,700	387,892
MSCI Transformational Changes ETF	10,182,637	(926,590)
Nasdaq-100 Dorsey Wright Momentum ETF	5,165,205	(477,371)
Online Retail ETF	187,853,918	(63,359,635)
Pet Care ETF	37,337,855	(10,766,887)
Russell 2000 Dividend Growers ETF	96,024,703	8,239,752
Russell U.S. Dividend Growers ETF	3,815,987	553,723
S&P 500® Bond ETF	5,615,818	(901,545)
S&P 500® Dividend Aristocrats ETF	112,782,379	28,623,984
S&P 500® Ex-Energy ETF	2,398,582	136,639
S&P 500® Ex-Financials ETF	847,818	96,808
S&P 500® Ex-Health Care ETF	835,243	95,568
S&P 500® Ex-Technology ETF	671,281	(11,004)
S&P MidCap 400® Dividend Aristocrats ETF	183,323,661	42,914,151
S&P Technology Dividend Aristocrats ETF	12,978,351	2,532,911

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2022 (UNAUDITED) :: 171

In addition, during the period, certain Funds received securities in exchange for subscriptions of shares (subscriptions-in-kind). For the period ended November 30, 2022, the fair value of the securities received for subscriptions were as follows:

Fund	Fair Value
DJ Brookfield Global Infrastructure ETF	$46,291,596
Equities for Rising Rates ETF	11,194,923
High Yield-Interest Rate Hedged	6,342,525
Investment Grade-Interest Rate Hedged	8,850,807
Large Cap Core Plus	20,340,717
Merger ETF	6,394,918
Metaverse ETF	361,036
MSCI Emerging Markets Dividend Growers ETF	127,959
Online Retail ETF	32,919,007
Russell 2000 Dividend Growers ETF	71,369,928
Russell U.S. Dividend Growers ETF	1,317,249
S&P 500® Dividend Aristocrats ETF	967,629,353
S&P 500® Ex-Energy ETF	5,232,642
S&P 500® Ex-Financials ETF	3,214,968
S&P 500® Ex-Health Care ETF	2,334,501
S&P 500® Ex-Technology ETF	1,865,803
S&P Kensho Cleantech ETF	2,837,959
S&P MidCap 400® Dividend Aristocrats ETF	567,277,511
S&P Technology Dividend Aristocrats ETF	19,491,562

13. Basis of Consolidation

The accompanying Consolidated Schedules of Portfolio Investments, Consolidated Statements of Assets and Liabilities, Consolidated Statements of Operations, Consolidated Statements of Changes in Net Assets, Consolidated Statements of Cash Flow and Consolidated Financial Highlights of ProShares Bitcoin Strategy ETF, ProShares K-1 Free Crude Oil Strategy ETF and ProShares Short Bitcoin Strategy ETF include the accounts of ProShares Cayman Bitcoin Strategy Portfolio, a wholly-owned subsidiary of ProShares Bitcoin Strategy ETF, ProShares Cayman Crude Oil Strategy Portfolio, a wholly-owned subsidiary of ProShares K-1 Free Crude Oil Strategy ETF and ProShares Cayman Bitcoin Inverse Strategy Portfolio, a wholly-owned subsidiary of ProShares Short Bitcoin Strategy ETF organized under the laws of the Cayman Islands (together, the "Subsidiaries" and each, a "Subsidiary"), which primarily invest in commodity-related instruments. The Subsidiaries enable the Funds to hold these commodity-related instruments and satisfy regulated investment company tax requirements. Each Fund will invest a significant portion of its total assets in its Subsidiary. As of November 30, 2022, the net assets of ProShares Cayman Bitcoin Strategy Portfolio were 34.6% of the net assets of ProShares Bitcoin Strategy ETF; the net assets of ProShares Cayman Crude Oil Strategy Portfolio were 19.5% of the net assets of ProShares K-1 Free Crude Oil Strategy ETF; and the net assets of ProShares Cayman Bitcoin Inverse Strategy Portfolio were 31.3% of ProShares Short Bitcoin Strategy ETF. Intercompany accounts and transactions, if any, have been eliminated. The Subsidiaries are subject to the same investment policies and restrictions that apply to ProShares Bitcoin Strategy ETF; ProShares K-1 Free Crude Oil Strategy ETF and ProShares Short Bitcoin Strategy ETF, except that the Subsidiaries may invest without limitation in commodity-related instruments.

14. Risk

Some risks apply to all Funds, while others are specific to the investment strategy of certain Funds. Each Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Funds.

•  Risks Associated with the Use of Derivatives

Certain Funds may obtain investment exposure through derivatives (including investing in futures contracts, options on futures contracts, securities and indexes, forward contracts, swap agreements and similar instruments). Investing in derivatives may be considered aggressive and may expose a Fund to risks different from, or possibly greater than, the risks associated with investing directly in securities underlying the derivative, including: 1) the risk that there may be imperfect correlation between the price of financial instruments and movements in the prices of the underlying reference asset(s); 2) the risk that an instrument is mispriced; 3) credit or counterparty risk on the amount each Fund expects to receive from a counterparty; 4) the risk that securities prices, interest rates and currency markets will move adversely and a Fund will incur significant losses; 5) the risk that the cost of holding a financial instrument might exceed its total return; and 6) the possible absence of a liquid secondary market for a particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to adjust a Fund's position in a particular instrument when desired. The occurrence of any of these factors

172 :: NOVEMBER 30, 2022 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

may prevent the Fund from achieving its investment objective. Because derivatives often require limited initial investment, the use of derivatives also may expose the Fund to losses in excess of those amounts initially invested.

Certain Funds may use a combination of swaps on an underlying index or swaps on an ETF that is designed to track the performance of that index. The performance of an ETF may not track the performance of its underlying index due to embedded costs and other factors. Thus, to the extent a Fund invests in swaps that use an ETF as the reference asset, that Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its index as it would if the Fund used only swaps on the underlying index.

Moreover, with respect to the use of swap agreements, if an index has a dramatic intraday move that causes a material decline in a Fund's net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's investment objective. This, in turn, may prevent the Fund from achieving its investment objective, even if the Index reverses all or a portion of its intraday move by the end of the day. Any costs associated with using derivatives will also have the effect of lowering the Fund's return.

•  Bitcoin Risk

The ProShares Bitcoin Strategy ETF and ProShares Short Bitcoin Strategy ETF do not invest directly in Bitcoin. The Funds invest primarily in Bitcoin futures.

Bitcoin is a relatively new innovation and the market for Bitcoin is subject to rapid price swings, changes and uncertainty. The further development of the Bitcoin Network and the acceptance and use of Bitcoin are subject to a variety of factors that are difficult to evaluate. The slowing, stopping or reversing of the development of the Bitcoin Network or the acceptance of Bitcoin may adversely affect the price of Bitcoin. Bitcoin is subject to the risk of fraud, theft, manipulation or security failures, operational or other problems that impact Bitcoin trading venues. Additionally, if one or a coordinated group of miners were to gain control of 51% of the Bitcoin Network, they would have the ability to manipulate transactions, halt payments and fraudulently obtain Bitcoin. A significant portion of Bitcoin is held by a small number of holders sometimes referred to as "whales". These holders have the ability to manipulate the price of Bitcoin. Unlike the exchanges for more traditional assets, such as equity securities and futures contracts, Bitcoin and Bitcoin trading venues are largely unregulated. As a result of the lack of regulation, individuals or groups may engage in fraud or market manipulation and investors may be more exposed to the risk of theft, fraud and market manipulation than when investing in more traditional asset classes. Over the past several years, a number of Bitcoin trading venues have been closed due to fraud, failure or security breaches. Investors in Bitcoin may have little or no recourse should such theft, fraud or manipulation occur and could suffer significant losses. Legal or regulatory changes may negatively impact the operation of the Bitcoin Network or restrict the use of Bitcoin. The realization of any of these risks could result in a decline in the acceptance of Bitcoin and consequently a reduction in the value of Bitcoin, Bitcoin futures, and the Fund. The Bitcoin Network is collectively maintained by (1) a decentralized group of participants who run computer software that results in the recording and validation of transactions (commonly referred to as "miners"), (2) developers who propose improvements to the Bitcoin Protocol and the software that enforces the protocol and (3) users who choose which version of the bitcoin software to run. From time to time, the developers suggest changes to the bitcoin software. If a sufficient number of users and miners elect not to adopt the changes, a new digital asset, operating on the earlier version of the bitcoin software, may be created. This is often referred to as a "fork." The creation of a "fork" or a substantial giveaway of Bitcoin (sometimes referred to as an "air drop") may result in a significant and unexpected decline in the value of Bitcoin, Bitcoin futures, and the Fund.

•  Bitcoin Futures Risk

The market for bitcoin futures may be less developed, and potentially less liquid and more volatile, than more established futures markets. While the bitcoin futures market has grown substantially since bitcoin futures commenced trading, there can be no assurance that this growth will continue. Bitcoin futures are subject to collateral requirements and daily limits that may limit the Fund's ability to achieve the desired exposure. If the Fund is unable to meet its investment objective, the Fund's returns may be lower than expected. Additionally, these collateral requirements may require the Fund to liquidate its position when it otherwise would not do so.

When a bitcoin futures contract is nearing expiration, the Fund will generally sell it and use the proceeds to buy a bitcoin futures contract with a later expiration date. This is commonly referred to as "rolling". The costs associated with rolling bitcoin futures typically are substantially higher than the costs associated with other futures contracts and may have a significant adverse impact on the performance of the Fund.

•  Borrowing Risk

The ProShares Bitcoin Strategy ETF and ProShares Short Bitcoin Strategy ETF may borrow for investment purposes using reverse repurchase agreements. Borrowing may cause a Fund to liquidate positions under adverse market conditions to satisfy its repayment obligations. Borrowing increases the risk of loss and may increase the volatility of the Fund.

•  Long/Short Risk

Certain Funds seek long exposure to certain securities and short exposure to certain other securities. There is no guarantee that the returns on a Fund's long or short positions will produce high, or even positive, returns. In addition, Funds subject to this risk may gain enhanced long

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2022 (UNAUDITED) :: 173

exposure to certain securities (i.e., obtain investment exposure that exceeds the amount directly invested in those assets, a form of leverage) and, under such circumstances, will lose more money in market environments that are adverse to its long positions than funds that do not employ such leverage.

•  Concentration Risk

Certain Funds may typically concentrate their investments in issuers of one or more particular industries to the same extent that their underlying indexes are so concentrated and to the extent permitted by applicable regulatory guidance. There is a risk that those issuers (or industry sectors) will perform poorly and negatively impact a Fund. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that a Fund will be more susceptible to the risks associated with that industry than a Fund that does not concentrate its investments.

•  Correlation Risk

There is no guarantee that a Fund whose investment objective, before fees and expenses, seeks correlation with an index will achieve a high degree of correlation with its index or the inverse thereof. Failure to achieve a high degree of correlation may prevent a Fund from achieving its investment objective. The percentage change of the Fund's NAV each day may differ, perhaps significantly in amount, and possibly even direction, from the percentage change of the Fund's index on such day. A number of other factors may adversely affect a Fund's correlation with its index, including material over- or under-exposure, fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, infrequent trading in the securities underlying its index, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a Fund invests. While each Fund generally attempts to track the performance of the Index by investing all, or substantially all, of its assets in the securities that make up the Index in approximately the same proportion as their weighting in the Index, at times a Fund may not have investment exposure to all securities in its index, or, with respect to equity funds, its weighting of investment exposure to such securities, financial investments or industries may be different from that of the index. In addition, a Fund may invest in securities or financial investments not included in the index or in financial instruments. Each Fund may take or refrain from taking positions in order to improve tax efficiency or comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund's correlation with its index. A Fund may also be subject to large movements of assets into and out of the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the level of the Index potentially resulting in the Fund being over- or underexposed to its index and may be impacted by index reconstitutions and index rebalancing events. Additionally, a Fund's underlying investments may trade on markets that may or may not be open on the same day as the Fund. Furthermore, a Fund's currency holdings may be valued at a different time than the level of its index. In addition, the Funds with a foreign currency hedging strategy may also be unable to perfectly match the Index and will introduce additional costs, both sources of additional correlation risk. Any of these factors could decrease correlation between the performance of a Fund and the index and may hinder a Fund's ability to meet its investment objective.

•  Counterparty Risk

A Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments or otherwise meet its contractual obligations) with respect to the amount the Fund expects to receive from counterparties to financial instruments (including derivatives and repurchase agreements) entered into by the Fund. The Funds generally structure the agreements such that either party can terminate the contract without penalty prior to the termination date. If a counterparty terminates a contract, a Fund may not be able to invest in other derivatives to achieve the desired exposure, or achieving such exposure may be more expensive. A Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations under such an agreement.

At November 30, 2022, the ProShares Long Online/Short Stores ETF and ProShares Merger ETF Funds had net unrealized appreciation on swaps with a single counterparty which exceeded 5% of each Fund's net assets.

•  Geographic Concentration Risk

Certain Funds that focus their investments in companies economically tied to particular foreign countries or geographic regions may be particularly susceptible to political, social, economic or regulatory events affecting those countries or regions. The performance of such Funds may be more volatile than a more geographically diversified fund.

•  Foreign Currency Risk

Certain of the Funds' investments may be denominated in foreign currencies. Investments denominated in foreign currencies are exposed to more risk than those investments denominated in U.S. dollars. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign currency losses could offset or exceed any potential gains, or add to losses, in the related investments. Regulatory fees or higher custody fees maybe imposed on foreign currency holdings.

174 :: NOVEMBER 30, 2022 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

•  Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities and/or financial instruments in which a Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Advisor. Markets for the securities and/or financial instruments in which a Fund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. These situations may prevent a Fund from limiting losses, realizing gains or achieving a high correlation with its index.

The market for the Bitcoin futures contracts is still developing and may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. The large size of the positions which the Fund may acquire increases the risk of illiquidity, may make its positions more difficult to liquidate, and increase the losses incurred while trying to do so.

•  Debt Instrument Risk

Certain Funds invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates and other factors. In addition, changes in the credit quality of the issuer of a debt instrument (including a default) can also affect the price of a debt instrument, as can an issuer's default on its payment obligations. These factors may cause the value of an investment in a Fund to change.

•  Inflation Risk

Inflation risk is the risk that the value of assets or income from a Fund's investments will be worth less in the future as inflation decreases the value of payments at future dates. As inflation increases, the real value of a Fund's portfolio could decline. Inflation rates may change frequently and drastically as a result of various factors and the Fund's investments may not keep pace with inflation, which may result in losses to Fund investors or adversely affect the real value of shareholders' investments in a Fund. Inflation has recently increased and it cannot be predicted whether it may decline.

•  Breakeven Inflation Investing Risk

ProShares Inflation Expectations ETF seeks investment results, before fees and expenses that track the performance of the FTSE 30-Year TIPS (Treasury Rate-Hedged) Index. The FTSE 30-Year TIPS (Treasury Rate-Hedged) Index tracks the performance of long positions in the most recently issued 30-year Treasury Inflation-Protected Securities ("TIPS") bond and duration-adjusted short positions in U.S. Treasury bonds of, in aggregate, approximate equivalent duration dollars to the TIPS. The FTSE 30-Year TIPS (Treasury Rate-Hedged) Index seeks to achieve an overall duration dollar amount of zero. The difference in yield (or spread) between these bonds (Treasury yield minus TIPS yield) is commonly referred to as a "breakeven rate of inflation" ("BEI") and is considered to be a measure of the market's expectations for inflation over the relevant period. The level of the FTSE 30-Year TIPS (Treasury Rate-Hedged) Index (and the Fund) will fluctuate based on changes in the value of the underlying bonds, which will likely not be the same on a percentage basis as changes in the BEI. The FTSE 30-Year TIPS (Treasury Rate-Hedged) Index is not designed to measure or predict the realized rate of inflation, nor does it seek to replicate the returns of any price index or measure of actual consumer price levels. Changes in the BEI are based on the TIPS and U.S. Treasury markets, interest rate and inflation expectations, and fiscal and monetary policy. There is no guarantee that these factors will combine to produce any particular directional changes in the FTSE 30-Year TIPS (Treasury Rate-Hedged) Index over time, or that the Fund will retain any appreciation in value over extended periods of time, or that the returns of the FTSE 30-Year TIPS (Treasury Rate-Hedged) Index or the Fund will track or outpace the realized rate of inflation, or any price index or measure of actual consumer price levels. It is possible that the returns of the FTSE 30-Year TIPS (Treasury Rate-Hedged) Index or the Fund will not correlate to (or may be the opposite of) the change in the realized rate of inflation, or any price index, or measure of actual consumer price levels. Furthermore, while the BEI provides exposure to inflation expectations, it may also be influenced by other factors, including premiums related to liquidity for certain bonds as well as premiums surrounding the uncertainty of future inflation. These other factors may impact the level of the FTSE 30-Year TIPS (Treasury Rate-Hedged) Index or the value of the Fund in unexpected ways and may cancel out or even reverse the impact of changes in inflation expectations. As a result, an investment in the Fund may not serve as an effective hedge against inflation.

•  Subsidiary Investment Risk

Changes in the laws of the United States and/or the Cayman Islands, under which the ProShares Bitcoin Strategy ETF, ProShares K-1 Free Crude Oil Strategy ETF and ProShares Short Bitcoin Strategy ETF and their Subsidiaries are organized, respectively, could result in the inability of the Funds to operate as intended and could negatively affect the Funds and their shareholders. The Funds comply with the provisions of the 1940 Act governing investment policies, capital structure and leverage on an aggregate basis with their Subsidiaries.

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2022 (UNAUDITED) :: 175

•  Risks Associated with the Use of Crude Oil Futures Contracts

ProShares K-1 Free Crude Oil Strategy ETF obtains investment exposure through commodity futures and does not invest directly in physical commodities. ProShares K-1 Free Crude Oil Strategy ETF does not invest in nor seek exposure to the current "spot" or cash price of physical crude oil. Crude oil futures contracts typically perform very differently from, and commonly underperform, the spot price of crude oil due to current (and futures expectations of) factors such as storage costs, supply and demand and geopolitical risks. Investing in futures contracts may be considered aggressive and may expose the Fund to greater risks than investing directly in securities or other instruments. These risks include counterparty risk and liquidity risk (each as discussed below). Because futures contracts often require limited initial investment, the use of futures contracts also may expose the Fund to losses in excess of those amounts initially invested.

•  Active Management Risk

The performance of actively managed funds (ProShares Bitcoin Strategy ETF) reflect, in part, the ability of the Advisor to select investments and make investment decisions that are suited to achieving a Fund's investment objective. The Advisor's judgments about a Fund's investments may prove to be incorrect. If the investments selected and strategies employed by a Fund fail to produce the intended results, the Fund could underperform other funds with a similar investment objective and/or strategies.

•  Commodity Market Risk

The value of Commodity Futures typically is based in great part upon the price movements of a physical commodity and the market's expectations for such moves in the future. The prices of Commodity Futures may fluctuate quickly and dramatically and may not correlate to price movements in other asset classes. Global events such as government interventions, treaties and trading, inter- or intrastate conflict, weather or other natural disasters, changes in supply or production, changes in activity of crude oil commodity producing companies, countries and/or organizations, and changes in speculators' and/or investor's demand can cause extreme levels of volatility. Furthermore, since commodities are generally denominated in USD, a strengthening US dollar can also cause significant declines in commodity prices. An active trading market may not exist for certain commodities. Each of these factors and events could have a significant negative impact on a Fund.

•  Rolling Futures Contract Risk

ProShares Bitcoin Strategy ETF (through its investment in the Subsidiary), ProShares K-1 Free Crude Oil Strategy ETF (through its investment in the Subsidiary) and ProShares Short Bitcoin Strategy ETF (through its investment in the Subsidiary) have exposure to futures contracts and are subject to risks related to "rolling" of such contracts. A Fund does not intend to hold futures contracts through their expiration date, but instead intends to "roll" its futures positions. Rolling occurs when a Fund closes out of futures contracts as they near their expiration date and is replaced with contracts that have a later expiration date. When the market for these futures contracts is such that the prices are higher in the more distant delivery months than in the nearer delivery months, the sale during the course of the rolling process of the more nearby contract would take place at a price that is lower than the price of the more distant contract. This pattern of higher futures contract prices for longer expiration contracts is often referred to as "contango." Alternatively, when the market for futures contracts is such that the prices are higher in the nearer months than in the more distant months, the sale during the course of the rolling process of the more nearby contract would take place at a price that is higher than the price of the more distant contract. This pattern of higher futures prices for shorter expiration futures contracts is referred to as "backwardation." Extended periods of contango or backwardation have occurred in the past and can in the future cause significant losses for a Fund. The Advisor will utilize active management techniques (with respect to ProShares Bitcoin Strategy ETF) to seek to mitigate the negative impact or, in certain cases, benefit from the contango or backwardation present in the various futures contract markets, but there can be no guarantee that it will be successful in doing so.

•  Risks Specific to the Crude Oil Markets

Several factors may affect the price of crude oil and, in turn, the WTI crude oil futures contracts and other assets, if any, owned by a Fund, including, but not limited to:

o  Significant increases or decreases in the available supply of crude oil due to natural or technological factors. Natural factors would include depletion of known cost-effective sources for crude oil or the impact of severe weather on the ability to produce or distribute crude oil. Technological factors would include increases in availability created by new or improved extraction, refining and processing equipment and methods or decreases caused by failure or unavailability of major refining and processing equipment (for example, shutting down or constructing oil refineries).

o  A significant change in the attitude of speculators and investors towards crude oil. Should the speculative community take a negative or positive view towards crude oil, it could cause a change in world prices of crude oil, which could have a corresponding positive or negative impact on the price of a Fund's shares.

o  Large purchases or sales of crude oil by the official sector. Governments and large institutions have large commodities holdings or may establish major commodities positions. For example, nations with centralized or nationalized oil production and organizations such as the Organization of Petroleum Exporting Countries control large physical quantities of crude oil. If one or more of these institutions decides to buy or sell crude oil in amounts large enough to cause a change in world prices, the price of a Fund's shares will be affected.

176 :: NOVEMBER 30, 2022 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

o  Political factors such as imposition of regulations or entry into trade treaties, as well as political disruptions caused by societal breakdown, insurrection and/or war may greatly influence crude oil supply and prices.

•  Exposure to Retailing Industry Risk

Retailing Industry Risk is the risk faced by companies in the retailing industry, including: changes in domestic and international economies, consumer confidence, disposable household income and spending, and consumer tastes and preferences; intense competition; changing demographics; marketing and public perception; dependence on third-party suppliers and distribution systems; intellectual property infringement; legislative or regulatory changes and increased government supervision; thin capitalization; dependence on a relatively few number of high volume sales days to achieve overall results; and dependence on outside financing, which may be difficult to obtain.

•  Online Retail Companies Risk

Companies that operate in the online marketplace and retail segments are subject to fluctuating consumer demand. Unlike traditional brick and mortar retailers, online marketplaces and retailers must assume shipping costs or pass such costs to consumers. Consumer access to price information for the same or similar products may cause companies that operate in the online marketplace and retail segments to reduce profit margins in order to compete. Due to the nature of their business models, companies that operate in the online marketplace and retail segments may also be subject to heightened cybersecurity risk, including the risk of theft or damage to vital hardware, software and information systems. The loss or public dissemination of sensitive customer information or other proprietary data may negatively affect the financial performance of such companies to a greater extent than traditional brick and mortar retailers. As a result of such companies being web-based and the fact that they process, store, and transmit large amounts of data, including personal information, for their customers, failure to prevent or mitigate data loss or other security breaches, including breaches of vendors' technology and systems, could expose companies that operate in the online marketplace and retail segments or their customers to a risk of loss or misuse of such information, adversely affect their operating results, result in litigation or potential liability, and otherwise harm their businesses. Investing in Online Retailers may be attractive to investors who believe the trend of rising online sales will continue; however, there is no guarantee this trend will continue. Each of these factors could have a negative impact on the performance of the companies in the Index and the performance of the Fund.

•  Metaverse Companies Risk

The metaverse is a developing technology and is subject to risks associated with a developing technology which include, but are not limited to, small or limited markets for their securities, changes in business cycles, world economic growth, technological progress, rapid obsolescence, and government regulation. Companies in metaverse-related businesses, especially smaller, start-up companies, tend to be more volatile than securities of companies that do not rely heavily on technology. Rapid change to technologies that affect a company's products could have a material adverse effect on such company's operating results. These companies may rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. Such companies typically face intense competition and loss or impairment of intellectual property rights. There is no guarantee that the products or services produced by companies in metaverse related businesses will be successful.

•  Media and Entertainment Industry Risk

Media and entertainment companies within the Communication Services industry are impacted by the high costs of research and development of new content and services in an effort to stay relevant in a highly competitive industry. In addition, media and entertainment companies are challenged by the changing tastes, topical interests and discretionary income of their targeted consumers. With the advancement of streaming technology, sales of content through physical formats (such as DVD and Blu-ray) and traditional content delivery services (such as cable TV providers and satellite dish operators) are declining in popularity as consumers increasingly opt to purchase digital content that is customizable, less expensive and takes up less physical space. The media and entertainment industry is regulated and changes to rules regarding advertising and the content produced by media and entertainment companies can increase overall production and distribution costs.

•  Semiconductors and Semiconductor Equipment Industry Risk

The risks of investments in the industry include: intense competition, both domestically and internationally, including competition from subsidized foreign competitors with lower production costs; wide fluctuations in securities prices due to risks of rapid obsolescence of products; economic performance of the customers of semiconductor companies; their research costs and the risks that their products may not prove commercially successful; capital equipment expenditures that could be substantial and suffer from rapid obsolescence; and thin capitalization and limited product lines, markets, financial resources or personnel. The semiconductors sector may also be affected by risks that affect the broader technology sector, including: government regulation; dramatic and often unpredictable changes in growth rates and competition for qualified personnel; heavy dependence on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability; and a small number of companies representing a large portion of the technology sector as a whole.

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2022 (UNAUDITED) :: 177

•  Software and Services Industry Risk

The risks of investments in the industry include: competitive pressures, such as aggressive pricing (including fixed-rate pricing), technological developments (including product-specific technological change), changing domestic demand, and the ability to attract and retain skilled employees; availability and price of components; dependence on intellectual property rights, and potential loss or impairment of those rights; research and development costs; rapid product obsolescence; cyclical market patterns; evolving industry standards; and frequent new product introductions requiring timely and successful introduction of new products and the ability to service such products. The software and services industry may also be affected by risks that affect the broader information technology industry.

•  Battery Metals Investing Risk

Companies engaged in the battery metals mining industry are subject to the risks associated with mining activities. These risks include those related to changes in the price of battery metals, which may be the result of changing inflation expectations, currency fluctuations, speculation, and industrial, government and global consumer demand, among other factors. In addition, such companies may be particularly susceptible to disruptions in the supply chains and world events and economic conditions, including political risks of the countries where battery metals companies are located or do business. These companies may also face increased scrutiny from regulators and legislators considering the environmental impact of battery metal mining. Finally, mining companies often engage in significant amounts of spending on exploration and development of mineral deposits which may involve significant financial risks over longer periods of time.

•  Unrelated Business Lines Risk

Companies in the Index may have significant business lines that are unrelated to the index theme. These unrelated business lines may be a meaningful portion of a company's current business, in terms of profit or revenue, for example, than the portion represented by the Index theme. Consequently, these unrelated business lines may have a significant impact on the performance of the company, the Index and the Fund. In particular, these unrelated business lines may cause the Fund to underperform investments that do not have exposure to unrelated business lines. For example, if an unrelated business line of a company underperforms its battery metals related business line, it may negatively affect the performance of the company, the Index and the Fund.

•  Natural Disaster/Epidemic Risk

Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics (for example, the novel coronavirus COVID-19), have been and can be highly disruptive to economies and markets and have recently led, and may continue to lead, to increased market volatility and significant market losses. Such natural disaster and health crises could exacerbate political, social, and economic risks, and result in significant breakdowns, delays, shutdowns, social isolation, and other disruptions to important global, local and regional supply chains affected, with potential corresponding results on the operating performance of the Funds and their investments. A climate of uncertainty and panic, including the contagion of infectious viruses or diseases, may adversely affect global, regional, and local economies and reduce the availability of potential investment opportunities, and increases the difficulty of performing due diligence and modeling market conditions, potentially reducing the accuracy of financial projections. Under these circumstances, the Fund may have difficulty achieving its investment objectives which may adversely impact Fund performance. Further, such events can be highly disruptive to economies and markets, significantly disrupt the operations of individual companies (including, but not limited to, the Fund's investment advisor, third party service providers and counterparties), sectors, industries, markets, securities and commodity exchanges, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds' investments. These factors can cause substantial market volatility, exchange trading suspensions and closures, changes in the availability of and the margin requirements for certain instruments, and can impact the ability of the Fund to complete redemptions and otherwise affect Fund performance and Fund trading in the secondary market. A widespread crisis would also affect the global economy in ways that cannot necessarily be foreseen. How long such events will last and whether they will continue or recur cannot be predicted. Impacts from these could have a significant impact on a Fund's performance, resulting in losses to your investment.

•  Risk that Current Assumptions and Expectations Could Become Outdated As a Result of Global Economic Shock

The onset of the novel coronavirus (COVID-19) has caused significant shocks to global financial markets and economies, with many governments taking extreme actions to slow and contain the spread of COVID-19 (including any variants). These actions have had, and likely will continue to have, a severe economic impact on global economies as economic activity in some instances has essentially ceased. The global economic shocks being experienced as of the date hereof may cause the underlying assumptions and expectations of a Fund to quickly become outdated or inaccurate, resulting in significant losses. Additionally, other public health issues, war, military conflicts, sanctions, acts of terrorism, sustained elevated inflation, supply chain issues or other events could have a significant negative impact on global financial markets and economies. Russia's recent military incursions in Ukraine have led to, and may lead to additional sanctions being levied by the United States, European Union and other countries against Russia. Russia's military incursion and the resulting sanctions could adversely affect global energy and financial markets and thus could affect the value of a Fund's investments, even beyond any direct exposure a Fund

178 :: NOVEMBER 30, 2022 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

may have to the region or to adjoining geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict, but could have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas. How long such tensions and related events will last cannot be predicted. These tensions and any related events could have significant impact on a Fund performance and the value of an investment in a Fund.

•  Risks of Government Regulation

The Financial Industry Regulatory Authority ("FINRA") issued a notice on March 8, 2022 seeking comment on measures that could prevent or restrict investors from buying a broad range of public securities designated as "complex products" — which could include the leveraged and inverse funds offered by ProShare Advisors. The ultimate impact, if any, of these measures remains unclear. However, if regulations are adopted, they could, among other things, prevent or restrict investors' ability to buy the funds.

15. Indemnifications

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of general indemnifications. The Trust's maximum exposure under these arrangements cannot be known; however, the Trust expects risk of significant loss to be remote.

16. Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact, for purposes of recognition or disclosure in the financial statements, through the date the report was issued.

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2022 (UNAUDITED) :: 179

Liquidity Risk Management Program

ProShares Trust (the "Trust") has implemented a liquidity risk management program ("Liquidity Program") to identify illiquid investments pursuant to Rule 22e-4 of the Investment Company Act of 1940, as amended. The Board of Trustees of the Trust ("the Board") has approved the designation of ProShare Advisors LLC (the "Program Administrator") to administer the Trust's Liquidity Program, subject to the oversight of the Board.

On September 12-13, 2022, during a meeting of the Board, the Chief Compliance Officer of the Trust provided to the Board the annual report on the Trust's Liquidity Program (the "Annual Liquidity Report"). The Annual Liquidity Report, which covered the period from July 1, 2021 through June 30, 2022, addressed the operation of the Trust's Liquidity Program and assessed the adequacy and effectiveness of the Liquidity Program's implementation. The Annual Liquidity Report affirmed that the Program Administrator believes that: (1) the Liquidity Program continues to be reasonably designed to effectively assess and manage each Fund's liquidity risk; (2) each Fund's liquidity risk continues to be appropriate in light of the Fund's investment objective and strategies and each Fund's investment strategies continue to be appropriate for an open-end management investment company; and (3) the Liquidity Program has been adequately and effectively implemented with respect to each Fund during the reporting period. The Annual Liquidity Report also affirmed that there have been no material changes to the Liquidity Program since its initial approval and that no material changes were being recommended at that time.

180 :: LIQUIDITY RISK MANAGEMENT PROGRAM PROSHARES TRUST

At a meeting held on September 12-13, 2022, the Board of Trustees (the "Board") of ProShares Trust (the "Trust") considered the renewal of the Investment Advisory Agreement (the "Advisory Agreement") and the Investment Advisory and Management Agreement (the "Unitary Fee Agreement") (collectively, the "Advisory Agreements"), each for certain series of ProShares Trust (the "Trust"), between the Trust and ProShare Advisors LLC (the "Advisor"), on behalf of each of its operational series (the "Funds"). Certain Funds are designed to track, before fees and expenses, the performance of an underlying index (each a "Matching Fund" and, collectively, the "Matching Funds"). Certain other Funds are actively managed and are designed to meet a specified investment objective (each an "Active Fund" and, collectively, the "Active Funds"). All other Funds are "geared" funds (each, a "Geared Fund" and, collectively, the "Geared Funds") that are designed to seek daily investment results, before fees and expenses, that correspond to a multiple (i.e., 3x or 2x), the inverse (i.e., -1x) or an inverse multiple (i.e., -3x or -2x) of the return of an underlying index for a single day.

The Board did not identify any particular information that was most relevant to its consideration to approve the continuation of the Advisory Agreements and each Trustee may have afforded different weight to the various factors.

The Board received a memorandum from independent legal counsel to the Independent Trustees regarding the Board's responsibilities under state and federal law with respect to the Board's consideration of the renewal or approval of investment advisory agreements. The Independent Trustees were advised by their independent legal counsel throughout the process, including about the legal standards applicable to their review.

In response to a request from Independent Legal Counsel on behalf of the Independent Trustees, the Advisor provided information for the Board to consider relating to the continuation of the Advisory Agreements, including information that addressed, among other things:

(i)  the nature, extent and quality of the services that were provided or proposed to be provided by the Advisor;

(ii)  the costs of the services to be provided and the profits realized by the Advisor;

(iii)  the investment performance of the Funds and the Advisor;

(iv)  the extent to which economies of scale might be realized as the Funds grow and whether fee levels reflect economies of scale, if any, for the benefit of Fund shareholders; and

(v)  other benefits to the Advisor and/or its affiliates from the relationship to the Funds.

It was noted that the Independent Trustees requested, and received, information from the Advisor concerning the Funds. In response to the request from the Independent Trustees, the Advisor provided information and reports relevant to the continuation of the Advisory Agreements, including, among other things:

•  information about the advisory services that were being provided by the Advisor with respect to the Funds;

•  the Advisor's Form ADV;

•  biographies of the employees of the Advisor who are primarily responsible for providing investment advisory services to the Funds;

•  information regarding each component of the contractual fee rates and actual fee rates for the prior fiscal year;

•  information regarding advisory fees earned versus advisory fees waived for previous periods;

•  performance information for prior periods;

•  comparative industry fee data;

•  information about fees and other amounts that were received by the Advisor and its affiliates for non-advisory services with respect to the Funds;

•  information regarding the Advisor's trade allocation and best execution policies and procedures;

•  information about the financial condition of the Advisor;

•  information regarding how the Advisor monitors each Fund's compliance with regulatory requirements and Trust procedures; and

•  the Advisor's reputation, expertise and resources.

The Independent Trustees retained the services of an independent consultant to assist in selecting a universe of peer group funds for each Fund (the "Peer Group") with similar investment strategies, as well as to help them in evaluating information with respect to certain aspects of their review, including the reasonableness of fees paid by the Funds. The Board evaluated all information available to it on a Fund-by-Fund basis, and their determinations were made separately with respect to each Fund.

In addition to the information provided and discussions that occurred at the meeting at which the Board took action regarding the renewal of the Advisory Agreements, the Board also considered information they received throughout the year as part of their regular oversight of the Funds.

Nature, Extent and Quality of the Advisor's Services

The Board reviewed the nature, extent and quality of the investment advisory services performed by the Advisor with respect to the Funds. The Board noted there were expected to be no significant differences between the scope of services provided by the Advisor in the past year and

PROSHARES TRUST BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT :: 181

those to be provided in the upcoming year. The Board focused on the quality of the personnel and operations at the Advisor and the systems and processes required to manage the Funds effectively. In particular, the Board considered the following:

•  the investment objective of each Fund, the Advisor's description of the skills needed to manage each Fund and the Advisor's success in achieving the investment objectives of each Fund;

•  the unique features of the Funds, including the unique asset classes and investment strategies of certain Funds, as well as the employment of optimization/sampling techniques necessary to manage certain Funds and develop creation and redemption baskets for certain Funds, and the actively managed strategies utilized by certain Funds;

•  with respect to the Geared Funds, the fact that to maintain exposure consistent with each Geared Fund's daily investment objective, each Geared Fund needs to be rebalanced each day, an activity not typical of traditional ETFs or index funds;

•  the size and experience of the Advisor's portfolio staff and the Advisor's ability to recruit, train and retain personnel with relevant experience and the specific expertise necessary to manage the Funds;

•  the structure of the portfolio staff compensation program and the incentives it is intended to provide;

•  the collateral, credit and cash management functions at the Advisor and the enhancements made in these areas;

•  the Advisor's development of investment strategies, including those involving the use of complex financial instruments and processes that maximize the Funds' ability to meet their stated investment objectives and minimize counterparty risk;

•  the Advisor's ability to monitor compliance with the Securities and Exchange Commission's liquidity rule, derivatives rule and valuation requirements, among other applicable regulatory requirements;

•  for certain Bitcoin-linked ETFs, the Advisor's familiarity with digital assets and Bitcoin in particular, as well as processes related to assessing risk and liquidity with respect to investments in Bitcoin futures, the Advisor's familiarity with the market for Bitcoin futures and its ability to manage the ETFs and obtain appropriate exposure in that market, the appropriateness of investing in Bitcoin-related instruments by the ETFs as exchange traded funds and the potential benefits of a futures-based approach;

•  a significant investment in personnel and state-of-the-art technology that the Advisor has made over the course of several years and, recently, instituting certain technological upgrades that would generally improve capacity as well as technological upgrades that have continued to contribute to successful remote working conditions during the COVID-19 pandemic;

•  information regarding allocation of Fund brokerage and the selection of counterparties for Fund portfolio transactions, as well as the Advisor's ability to negotiate generally favorable terms with swap counterparties on behalf of various Funds; and

•  the Advisor's ability to manage the Funds in a tax efficient manner, which is more challenging for Geared ETFs and Bitcoin-linked ETFs than for traditional ETFs.

The Board considered that the Advisor oversees the operations of the Funds and provides compliance services to the Funds. The Board also reviewed the Advisor's compliance program, including specific activities associated with the Funds. The Board discussed the compliance program with the Funds' Chief Compliance Officer (the "CCO"). The Board and the CCO discussed the CCO's evaluation of the operation of the Advisor's compliance program and efforts with respect to the Funds, changes made to the Advisor's compliance program since the CCO's last annual report to the Board, and whether the CCO believed additional enhancements to the compliance program were warranted. The Board discussed compliance issues reported to the Board during the prior years and the remediation of such issues. The Board discussed key risk areas identified by the CCO and how such risks are addressed by the compliance program.

Based upon its review, the Board, including all of the Independent Trustees, concluded that (i) the investment advisory services provided by the Advisor with respect to each Fund were of high quality, (ii) the Advisor achieved the investment goals of the Funds, (iii) the Advisor's services benefited the Funds' shareholders, particularly in light of the nature of the Funds and the services required to support each such Fund and (iv) it was generally satisfied with the nature, quality and extent of services provided by the Advisor to the Funds.

Comparison of Services and Fees

The Advisor presented information about the fairness and reasonableness of the investment advisory fees payable to the Advisor in light of the investment advisory services provided to the Funds at the expense of the Advisor, the costs of these services and the comparability to the fees paid by other investment companies, including ETFs, and in certain cases mutual funds, offering strategies similar in nature and extent to the Funds. The Board discussed the methodology used to prepare the comparative fee data for each Fund and the potential limitations of such data. The Board discussed the difficulty in compiling the comparative data and Peer Group information because, by design, many of the Funds are unique, because they are geared funds or because they are based on "thematic" strategies or newer indices, and few, if any, funds offering substantially similar investment objectives and strategies exist. The Board considered the Advisor's representation that it found the Peer Group compiled by the independent consultant to be appropriate but acknowledged the existence of certain differences between certain Funds and their peers that limited the usefulness of comparisons. The Board noted that the methodology used to compile the Peer Group and comparative data was identical to that used in prior years. Notwithstanding the challenge associated with Peer Group and data compilation, the Board found the comparative information it received to be useful in its evaluation of the reasonableness of the Advisor's fees. The Advisor presented information about the significant drivers of cost and also examined the costs to investors to achieve the objectives of the Funds on their own and noted that it would be more expensive or impractical to do so.

182 :: BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTPROSHARES TRUST

The Board also considered the fee waiver and/or expense reimbursement arrangements currently in place for each Fund covered under the Advisory Agreement and the net advisory fees paid by each such Fund after taking waivers and reimbursements into account.

The Board also recognized that it is difficult to make comparisons of fees across fund complexes because there may be variations in services that are included in the fees paid by other ETFs.

The Board, including all of the Independent Trustees, concluded that, with respect to the Funds, the investment advisory fees and any other compensation payable to the Advisor were reasonable in relation to the nature and quality of the services provided and that the continuation of the Advisory Agreement and the Unitary Fee Agreement was in the best interests of the shareholders of the Funds.

Investment Performance of the Funds and the Advisor

The Board considered total return information for each operational Fund and focused on the correlation of returns to benchmark information for each Geared Fund for the 3-month, 1-year, 3-year, 5-year, 10-year and since inception periods ended June 30, 2022, as applicable. The Board also considered performance information provided at regular Board meetings throughout the year. The Board noted that correlation of returns for each Geared Fund remained strong during the applicable periods and that Geared Fund performance versus target performance was generally within expected ranges. The Board further noted that Matching Fund and Active Fund performance versus benchmark index performance was also generally within expected ranges during the applicable periods.

The Board also noted that given the nature of the Matching Funds and the Geared Funds, the correlation of performance versus the benchmark (or relevant inverse or multiple thereof) was more meaningful than a Fund's total return.

With regard to ProShares Bitcoin Strategy ETF (an "Active Fund"), the Board noted that for the since inception period ended June 30, 2022, the Fund slightly outperformed its benchmark index and slightly underperformed its Peer Group average and universe average.

After reviewing the performance of the Funds, the Board, including all of the Independent Trustees, concluded, in light of the foregoing factors, that the performance of the Funds was satisfactory.

Profitability

The Board considered and discussed the significant drivers of cost incurred by or expected to be incurred by the Advisor in managing the Funds, including, but not limited to, intellectual capital, regulatory compliance, daily portfolio rebalancing of the Geared Funds, and entrepreneurial risk, and considered the costs that investors likely would incur if they independently sought to achieve the objectives of the Funds. The Board considered and discussed with representatives of the Advisor the profitability to the Advisor of its management of each of the Funds. The Board also discussed the Advisor's profit margin, including the expense allocation methodology used in the Advisor's profitability analysis. It was noted that the methodology for determining profitability was conducted in a similar fashion as the prior year.

The Independent Trustees met in executive session to discuss and evaluate the information provided by the Advisor and the independent consultant. Among other things, the Independent Trustees reviewed information regarding the financial condition and profitability of the Advisor, including the methodologies involved in calculating profitability.

Based on its review, the Board, including all of the Independent Trustees, concluded that the profitability to the Advisor of the Advisory Agreement and the Unitary Fee Agreement was reasonable in light of the services and benefits provided to each Fund.

Economies of Scale

The Board discussed with representatives of the Advisor potential economies of scale in connection with the management and operation of each Fund as well as the effect of the contractual expense limitations undertaken by the Advisor. The Board considered that each Fund covered by the Advisory Agreement pays the Advisor an annual investment advisory fee of 0.75% of average daily net assets (other than the ProShares Global Listed Private Equity ETF, which pays 0.50%, and the ProShares Inflation Expectations ETF, which pays 0.55%), and that, pursuant to a contractual three year waiver, the Advisor has agreed to reduce each such Fund's annual investment advisory fee by 0.05% on assets in excess of $4.0 billion up to $5.5 billion, 0.10% on assets in excess of $5.5 billion up to $7.0 billion, 0.15% on assets in excess of $7.0 billion up to $8.5 billion, and 0.20% on assets in excess of $8.5 billion, through at least September 30, 2023. The Board considered that, during the fiscal period, three Funds were subject to investment advisory fee reductions as a result of breakpoint fee reductions.

The Board considered that the Funds covered by the Unitary Fee Agreement pay an advisory fee that remains the same (as a percentage of such a Fund's net assets) as asset levels increase. The Board also noted that under the Unitary Fee Agreement the Advisor is contractually obligated to pay actual costs above the Unitary Fee (other than excluded costs) and that the Unitary Fee Agreement provides an effective cap on each subject Fund's normal operating expenses, which otherwise would be higher if a Fund does not achieve sufficient size. The Board also noted the Advisor's representation that such an arrangement provides important distribution benefits for the Funds and addresses competitive pressures within the ETF industry, particularly with "strategic" or "matching" funds.

PROSHARES TRUST BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT :: 183

The Board also considered the asset levels of the other Funds that have no breakpoints in their contractual advisory fees and determined that it would not be necessary to implement breakpoints at this time. The Board noted that the asset levels of some Funds increase and decrease sometimes significantly and, therefore, economies of scale may be elusive.

The Board considered that certain Funds may benefit from the expense limitation arrangements in place for certain of the Funds.

The Board indicated to the Advisor that it will continue to consider and evaluate on an ongoing basis potential economies of scale and how Fund shareholders might benefit from those economies of scale.

Other Benefits

The Board also considered the Advisor's non-advisory services, including those performed under a separate Management Services Agreement for Funds covered under the Advisory Agreement. The Board considered the fact that the Geared Funds' shareholders, and the shareholders of certain Matching Funds, tend to be active traders, which adds a level of complexity to the management of those Funds as the Advisor needs to account for significant asset flows in and out of the Funds. The Board also considered any indirect, or "fall-out," benefits that the Advisor or its affiliates derived from their relationship to the Funds but concluded that such benefits were relatively insignificant.

Conclusions

Based on, but not limited to, the above considerations and determinations, the Board, including all of the Independent Trustees, determined that the Agreements for the Funds are fair and reasonable in light of the nature, extent and quality of the services to be performed, the fee rates to be paid, the Advisor's expenses and such other matters as the Board considered relevant in the exercise of its business judgement. Accordingly, the Board concluded that the continuation of the Advisory Agreements was in the best interests of the shareholders of the Funds. On this basis, the Board unanimously voted in favor of the renewal of the Advisory Agreements.

184 :: BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTPROSHARES TRUST

At a meeting held on June 8, 2022, the Board of Trustees (the "Board") of ProShares Trust (the "Trust") considered the initial approval of the Investment Advisory and Management Agreement (the "Unitary Fee Agreement") between the Trust and ProShare Advisors LLC (the "Advisor") with respect to the ProShares Short Bitcoin Strategy ETF (the "New ETF").

In response to a request from the Independent Trustees, the Advisor provided information for the Board to consider relating to the approval of the Unitary Fee Agreement, including information that addressed, among other things: (i) the nature, extent, and quality of the services that were provided or proposed to be provided by the Advisor; (ii) the costs of the services to be provided and the profits realized by the Advisor; (iii) the investment performance of the Advisor in managing other index-based ETF portfolios; (iv) the extent to which economies of scale might be realized as the New ETF grows and whether fee levels reflect economies of scale, if any, for the benefit of the New ETF's shareholders; and (v) other benefits to the Advisor and/or its affiliates from the relationship to the New ETF. It was noted that certain of this information had been previously provided as part of the Annual 15c Response.

The Independent Trustees consulted with Independent Trustee Counsel concerning their responsibilities under state and federal law with respect to their consideration of the approval of the Unitary Fee Agreement and other agreements with respect to the New ETF. It was noted that the Independent Trustees requested, and received, information from the Advisor concerning the New ETF.

In response to the request from the Independent Trustees, the Advisor provided information and reports relevant to the approval of the Unitary Fee Agreement, including, among other things: (i) information about the advisory services to be provided by the Advisor with respect to the New ETF; (ii) the Advisor's Form ADV; (iii) biographies of the employees of the Advisor who are primarily responsible for providing investment advisory services to the New ETF; (iv) information regarding the proposed contractual fees with respect to the New ETF; (v) comparative industry fee data; (vi) information regarding the Advisor's trade allocation and best execution policies and procedures; (vii) information about the financial condition of the Advisor; (vii) information regarding how the Advisor expects to monitor the New ETF's compliance with regulatory requirements and Trust procedures; (ix) the Advisor's reputation, expertise and resources; and (x) information regarding the New Fund's exposure to Bitcoin and the Advisor's familiarity with digital assets and Bitcoin in particular, as well as processes relating to assessing risk and liquidity with respect to investments in Bitcoin futures, among other things. The Trustees retained the services of an independent consultant to assist in selecting a universe of peer group funds with similar investment strategies, as well as to help them in evaluating information with respect to certain aspects of their review, including their review of the reasonableness of fees proposed to be paid by the New ETF.

In evaluating this information, the Board was advised by legal counsel to the New Fund, and the Independent Trustees were advised separately by Independent Trustee Counsel. In its deliberations, the Board did not identify any single factor as all-important or controlling and individual Trustees did not necessarily attribute the same weight or importance to each factor.

Nature, Extent and Quality of the Advisor's Services

The Board reviewed the nature, extent and quality of the services to be performed by the Advisor with respect to the New ETF. The Board focused on the quality of the personnel and operations at the Advisor and the systems and processes required to manage the New ETF effectively. In particular, the Board considered the following:

•  the investment objective of the New ETF and the Advisor's description of the skills needed to manage the New ETF;

•  the key features of the New ETF, including the investment strategies of the New ETF, as well as the Advisor's capabilities to manage the New ETF and develop creation and redemption baskets;

•  the fact that to maintain exposure consistent with the New ETF's daily investment objective, the New ETF needs to be rebalanced each day, an activity not typical of traditional ETFs or index funds;

•  the size and experience of the Advisor's portfolio staff and the Advisor's ability to recruit, train and retain personnel with relevant experience and the specific expertise necessary to manage the New ETF;

•  the structure of the portfolio staff compensation program and the incentives it is intended to provide;

•  the collateral, credit and cash management functions at the Advisor;

•  the Advisor's familiarity with digital assets and Bitcoin in particular, as well as processes related to assessing risk and liquidity with respect to investments in Bitcoin futures;

•  the Advisor's familiarity with the market for Bitcoin futures and its ability to manage the New ETF in that market;

•  the appropriateness of investing in Bitcoin-related instruments by the New ETF as an exchange traded fund;

•  the Advisor's ability to monitor compliance with the liquidity rule, derivatives rule and valuation requirements, among other things;

•  significant investment in personnel and state-of-the-art technology that the Advisor has made over the course of several years;

•  the Advisor's ability to monitor and avoid potential fraud or manipulation of the underlying Bitcoin markets and its potential influence on the market for Bitcoin futures,

•  information regarding allocation of existing fund brokerage and the selection of counterparties for the New ETF's portfolio transactions; and

•  the Advisor's ability to manage the New ETF in a tax efficient manner, which is more challenging than for traditional ETFs.

The Board considered that the Advisor will oversee the operations of the New ETF, including oversight of the New ETF's service providers, and will provide compliance services to the New ETF.

PROSHARES TRUST BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT :: 185

Based upon its review, the Board, including all of the Independent Trustees, concluded that (i) the investment advisory services to be provided by the Advisor with respect to the New ETF were expected to be of high quality, (ii) the Advisor has successfully achieved the investment goals of the existing operational Funds in the Trust, and (iii) it was generally satisfied with the nature, quality and extent of services expected to be provided to the New ETF.

Comparison of Services and Fees

At the request of the Independent Trustees, the Advisor presented information about the fairness and reasonableness of the fees payable to the Advisor in light of the services to be provided to the New ETF by or at the expense of the Advisor, the costs of these services and the comparability to the fees paid by other investment companies that gain portfolio exposure by investing a portion of their respective assets in wholly-owned subsidiaries organized under the laws of the Cayman Islands and share similar pricing characteristics to the New ETF. This information included comparative fee information prepared by an independent consultant. The Board discussed the methodology used to prepare the comparative fee data for the New ETF and the potential limitations of such data, noting that the New ETF is unique, making comparisons difficult. The Advisor also presented information about the significant drivers of cost, as well as the impact of certain costs on fees and expenses directly related to the investment strategy of the New ETF. The Board considered the merits of the Unitary Fee proposed and related agreements.

The Board reviewed information prepared by the independent consultant comparing management fee and expense information for the New ETF to that of a peer group of funds (the "Peer Group") determined by the consultant as well as to the relevant fund category determined by the consultant. The Board noted the difficulty in compiling the Peer Group because the New ETF is among the first U.S. exchange-traded fund to invest in Bitcoin futures contracts. Notwithstanding this difficulty, the Board found the comparative information it received to be useful in its evaluation of the reasonableness of the Advisor's proposed fees. The Board recognized that under an Expense Limitation Agreement, the Advisor has agreed to waive fees or reimburse the amount of any interest expense incurred in connection with reverse repurchase agreements and any net fees charged by futures commission merchants through June 30, 2023.

The Board recognized that it is difficult to make comparisons of fees across fund complexes because there may be variations in the services that are included in the fees paid by other funds. The Board concluded that the New ETF's advisory fee rates were reasonable given the services proposed to be provided and the fees charged by other funds in the Peer Group.

Profitability

The Board noted that the New ETF had not yet started operations, so that it could not yet evaluate the Advisor's profitability related to the New ETF. It was noted that each year, as part of its annual contract renewal process, the Trustees discuss the Advisor's profit margin, including the methodology used in the Advisor's profitability analysis, and receive information provided by the Advisor relating to its financial condition and overall profitability related to its management of the funds in the fund complex.

The Independent Trustees met in Executive Session with Independent Trustee Counsel to discuss and evaluate the information provided by the Advisor and the independent consultant.

The Board considered and discussed with representatives of the Advisor the significant drivers of cost incurred by or expected to be incurred by the Advisor in managing the New ETF, including, but not limited to, intellectual capital, regulatory compliance, daily portfolio rebalancing, and entrepreneurial risk, and considered the costs that investors likely would incur if they independently sought to achieve the objectives of the New ETF.

Investment Performance of the Fund and the Advisor

The Trustees noted that the New ETF had not yet commenced operations and, as such, there was no performance information for the New ETF to consider.

Economies of Scale

The Board considered the New ETF's fee arrangements with the Advisor and noted that under the Unitary Fee Agreement the fee would stay the same as asset levels increased. The Board also noted that the Advisor was obligated to pay certain of the New ETF's operating expenses and that the Advisor would be contractually obligated to pay actual costs above the Unitary Fee (other than excluded costs) and that the Unitary Fee Agreement will provide an effective cap on the New ETF's normal operating expenses. The Board also noted the Advisor's representation that such an arrangement provided important distribution benefits for the New ETF and addressed competitive pressures within the ETF industry.

Other Benefits

The Board also considered any indirect, or "fall-out," benefits of the Advisor or its affiliates to be derived from the relationship to the New ETF but concluded that such benefits were not material to their considerations.

Conclusions

The Board, including all of the Independent Trustees, concluded that it was in the best interests of the New ETF and its prospective shareholders to approve the Unitary Fee Agreement and that the terms of the Unitary Fee Agreement for the New ETF were fair and reasonable.

186 :: BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTPROSHARES TRUST

At a meeting held on September 12-13, 2022, the Board of Trustees (the "Board") of ProShares Trust (the "Trust") considered the initial approval of the Investment Advisory and Management Agreement (the "Unitary Fee Agreement") between the Trust and ProShare Advisors LLC (the "Advisor") with respect to the ProShares S&P Global Core Battery Metals ETF (the "New ETF").

In response to a request from the Independent Trustees, the Advisor provided information for the Board to consider relating to the approval of the Unitary Fee Agreement, including information that addressed, among other things: (i) the nature, extent, and quality of the services that were provided or proposed to be provided by the Advisor; (ii) the costs of the services to be provided and the profits realized by the Advisor; (iii) the investment performance of the Advisor in managing other index-based ETF portfolios; (iv) the extent to which economies of scale might be realized as the New ETF grows and whether fee levels reflect economies of scale, if any, for the benefit of the New ETF's shareholders; and (v) other benefits to the Advisor and/or its affiliates from the relationship to the New ETF. It was noted that certain of this information had been provided as part of the Annual 15c Response.

The Independent Trustees consulted with Independent Trustee Counsel concerning their responsibilities under state and federal law with respect to their consideration of the approval of the Unitary Fee Agreement and other agreements with respect to the New ETF. It was noted that the Independent Trustees requested, and received, information from the Advisor concerning the New ETF.

In response to the request from the Independent Trustees, the Advisor provided information and reports relevant to the approval of the Unitary Fee Agreement, including, among other things: (i) information about the advisory services to be provided by the Advisor with respect to the New ETF; (ii) the Advisor's Form ADV; (iii) biographies of the employees of the Advisor who are primarily responsible for providing investment advisory services to the New ETF; (iv) information regarding the proposed contractual fees with respect to the New ETF; (v) comparative industry fee data; (vi) information regarding the Advisor's trade allocation and best execution policies and procedures; (vii) information about the financial condition of the Advisor; (vii) information regarding how the Advisor expects to monitor the New ETF's compliance with regulatory requirements and Trust procedures; and (ix) the Advisor's reputation, expertise and resources. The Trustees retained the services of an independent consultant to assist in selecting a universe of peer group funds with similar investment strategies, as well as to help them in evaluating information with respect to certain aspects of their review, including their review of the reasonableness of fees proposed to be paid by the New ETF.

In evaluating this information, the Board was advised by legal counsel to the New Fund, and the Independent Trustees were advised separately by Independent Trustee Counsel. In its deliberations, the Board did not identify any single factor as all-important or controlling and individual Trustees did not necessarily attribute the same weight or importance to each factor.

Nature, Extent and Quality of the Advisor's Services

The Board reviewed the nature, extent and quality of the investment advisory services to be performed by the Advisor with respect to the New ETF. The Board focused on the quality of the personnel and operations at the Advisor and the systems and processes required to manage the New ETF effectively. In particular, the Board considered the following:

•  the investment objective of the New ETF and the Advisor's description of the skills needed to manage the New ETF;

•  the key features of the New ETF, including the investment strategies of the New ETF, as well as the Advisor's capabilities to manage the New ETF and develop creation and redemption baskets;

•  the size and experience of the Advisor's portfolio staff and the Advisor's ability to recruit, train and retain personnel with relevant experience and the specific expertise necessary to manage the New ETF;

•  the structure of the portfolio staff compensation program and the incentives it is intended to provide;

•  the collateral, credit and cash management functions at the Advisor;

•  the Advisor's ability to monitor compliance with the Securities and Exchange Commission's liquidity rule, derivatives rule and valuation requirements, among other things;

•  significant investment in personnel and state-of-the-art technology that the Advisor has made over the course of several years; and

•  information regarding allocation of existing fund brokerage and the selection of counterparties for the existing Funds' portfolio transactions.

The Board considered that the Advisor will oversee the operations of the New ETF, including oversight of the New ETF's service providers, and will provide compliance services to the New ETF.

Based upon its review, the Board, including all of the Independent Trustees, concluded that (i) the investment advisory services to be provided by the Advisor with respect to the New ETF were expected to be of high quality, (ii) the Advisor has successfully achieved the investment goals of the existing operational Funds in the Trust, and (iii) it was generally satisfied with the nature, quality and extent of services expected to be provided to the New ETF.

Comparison of Services and Fees

The Advisor presented information about the fairness and reasonableness of the fees proposed to be payable to the Advisor in light of the services to be provided to the New ETF by or at the expense of the Advisor, the costs of these services and the comparability to the fees paid by other investment companies, including ETFs, offering strategies similar to those of the New ETF.

PROSHARES TRUST BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT :: 187

The Board reviewed information prepared by the independent consultant comparing management and expense information for the New ETF to that of a peer groups of funds (the "Peer Group") determined by the consultant as well as to the relevant fund category determined by the consultant. The Board reviewed Peer Group and category information prepared by the consultant comparing the contractual advisory fee rate to be paid by the New ETF to other funds with investment objectives most similar to the New ETF. The Board discussed the methodology used to prepare the comparative fee data for the New ETF and the potential limitations of such data. The Board noted the difficulty in compiling the Peer Group because, by design, the New ETF is unique and, therefore, few (if any) funds with substantially similar objectives and strategies may be available. It was noted that the index that the New ETF will track is also new. Notwithstanding this difficulty, the Board found the comparative information it received to be useful in its evaluation of the reasonableness of the Advisor's proposed fees. The Board noted that the proposed fees for the New ETF are less than the peer group average and slightly below the peer group median.

The Board recognized that it is difficult to make comparisons of fees across fund complexes because there may be variations in the services that are included in the fees paid by other funds. The Board concluded that the New ETF's unitary fee rate was reasonable given the services proposed to be provided and the fees charged by other funds in the Peer Group.

Profitability

The Board noted that the New ETF had not yet started operations, so that it could not yet evaluate the Advisor's profitability related to the New ETF. It was noted that each year, as part of its annual contract renewal process, the Trustees discuss the Advisor's profit margin, including the methodology used in the Advisor's profitability analysis, and receive information provided by the Advisor relating to its financial condition and overall profitability related to its management of the funds in the fund complex.

The Independent Trustees met in Executive Session with Independent Trustee Counsel to discuss and evaluate the information provided by the Advisor and the independent consultant.

The Board considered and discussed with representatives of the Advisor the significant drivers of cost incurred by or expected to be incurred by the Advisor in managing the New ETF, including, but not limited to, intellectual capital, regulatory compliance and entrepreneurial risk, and considered the costs that investors likely would incur if they independently sought to achieve the objectives of the New ETF.

Investment Performance of the Fund and the Advisor

The Trustees noted that the New ETF had not yet commenced operations and, therefore, there was no performance information for the New ETF to consider. The Trustees noted, however, the Advisor's performance record in managing other ETFs that seek to track the performance of a securities index.

Economies of Scale

The Board considered the New ETF's fee arrangements with the Advisor and noted that under the Unitary Fee Agreement the fee would stay the same as asset levels increased. The Board also noted that the Advisor was obligated to pay certain of the New ETF's operating expenses and that the Advisor would be contractually obligated to pay actual costs above the Unitary Fee (other than excluded costs) and that the Unitary Fee Agreement will provide an effective cap on the New ETF's normal operating expenses. The Board also noted the Advisor's representation that such an arrangement provided important distribution benefits for the New ETF and addressed competitive pressures within the ETF industry.

Other Benefits

The Board also considered any indirect, or "fall-out," benefits of the Advisor or its affiliates to be derived from the relationship to the New ETF but concluded that such benefits were not material to their considerations.

Conclusions

The Board, including all of the Independent Trustees, concluded that it was in the best interests of the New ETF and its prospective shareholders to approve the Unitary Fee Agreement and that the terms of the Unitary Fee Agreement for the New ETF were fair and reasonable.

188 :: BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTPROSHARES TRUST

Federal Tax Information

Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the "Act"), the percentages of ordinary dividends paid during the tax year ended October 31, 2022 are designated as "qualified dividend income" (QDI), as defined in the Act, subject to reduced tax rates in 2022. The Funds also qualify for the dividends received deduction (DRD) for corporate shareholders. The Funds designated up to the maximum amount of qualified interest income (QII) from ordinary distributions paid during the tax year ended October 31, 2022.

As of October 31, 2022, the Funds' federal tax information is as follows:

Funds	QDI	DRD	QII
DJ Brookfield Global Infrastructure ETF	90.95%	32.92%	0.10%
Equities for Rising Rates ETF	100.00%	100.00%	0.07%
Global Listed Private Equity ETF	100.00%	94.21%	0.08%
High Yield-Interest Rate Hedged	0.00%	0.00%	82.83%
Inflation Expectations ETF	0.00%	0.00%	100.00%
Investment Grade-Interest Rate Hedged	0.00%	0.00%	72.42%
Large Cap Core Plus	100.00%	100.00%	1.83%
Merger ETF	100.00%	100.00%	27.22%
Metaverse ETF	100.00%	50.16%	0.00%
MSCI EAFE Dividend Growers ETF	53.37%	0.00%	0.06%
MSCI Emerging Markets Dividend Growers ETF	83.23%	0.00%	0.29%
MSCI Europe Dividend Growers ETF	79.92%	0.00%	0.00%
MSCI Transformational Changes ETF	100.00%	100.00%	0.96%
Nanotechnology ETF	100.00%	100.00%	0.00%
Nasdaq-100 Dorsey Wright Momentum ETF	100.00%	100.00%	0.09%
Online Retail ETF	70.94%	65.29%	0.00%
Pet Care ETF	100.00%	100.00%	0.22%
Russell 2000 Dividend Growers ETF	100.00%	100.00%	0.06%
Russell U.S. Dividend Growers ETF	100.00%	100.00%	0.05%
S&P 500® Bond ETF	0.00%	0.00%	94.81%
S&P 500® Dividend Aristocrats ETF	100.00%	100.00%	0.06%
S&P 500® Ex-Energy ETF	100.00%	100.00%	0.17%
S&P 500® Ex-Financials ETF	100.00%	100.00%	0.19%
S&P 500® Ex-Health Care ETF	100.00%	100.00%	0.17%
S&P 500® Ex-Technology ETF	100.00%	100.00%	0.13%
S&P MidCap 400® Dividend Aristocrats ETF	100.00%	100.00%	0.06%
S&P Technology Dividend Aristocrats ETF	100.00%	100.00%	0.08%
Smart Materials ETF	100.00%	94.26%	0.00%
Supply Chain Logistics ETF	50.66%	13.36%	0.00%

Funds with Short-Term Capital Gain Designation

For the tax year ended October 31, 2022, the Trust does not have any ordinary distributions paid during the Trust's tax year that are from qualified short-term capital gain. The funds designate up to the maximum amount of Qualified Short-Term Gains.

Funds with Equalization

For the tax year ended October 31, 2022, the following Fund utilized equalization to offset long-term capital gains with the amounts stated below:

Fund	Long-Term
S&P MidCap 400® Dividend Aristocrats ETF	$6,520,466

PROSHARES TRUST MISC. INFORMATION (UNAUDITED) :: 189

Tax Return of Capital—Section 19 Notice

The following information concerns the source of distributions paid to shareholders of record as follows:

Ticker	Fund Name	CUSIP
PEX	Global Listed Private Equity ETF	74348	A533

Record Date	Pay Date	Source of Distribution[1]	Distribution	% of Distribution
Dec. 27, 2021	Dec. 31, 2021	Estimated Net Investment Income	$1.153554	69.30%
		Estimated Return of Capital	$0.510952	30.70%
		Total (per share)	$1.664506	100.00%
Mar. 24, 2022	Mar. 30, 2022	Estimated Net Investment Income	$0.065771	69.30%
		Estimated Return of Capital	$0.029133	30.70%
		Total (per share)	$0.094904	100.00%

Ticker	Fund Name	CUSIP
OILK	K-1 Free Crude Oil Strategy ETF	74347	G804

Record Date	Pay Date	Source of Distribution[1]	Distribution	% of Distribution
Nov. 2, 2021	Nov. 8, 2021	Estimated Net Investment Income	$6.048172	97.98%
		Estimated Return of Capital	$0.124483	2.02%
		Total (per share)	$6.172655	100.00%
Dec. 2, 2021	Dec. 8, 2021	Estimated Net Investment Income	$7.020426	97.98%
		Estimated Return of Capital	$0.144494	2.02%
		Total (per share)	$7.164920	100.00%
Dec. 27, 2021	Dec. 31, 2021	Estimated Net Investment Income	$5.905971	97.98%
		Estimated Return of Capital	$0.121556	2.02%
		Total (per share)	$6.027527	100.00%
Feb. 2, 2022	Feb. 8, 2022	Estimated Net Investment Income	$0.119377	97.98%
		Estimated Return of Capital	$0.002457	2.02%
		Total (per share)	$0.121834	100.00%
Mar. 2, 2022	Mar. 8, 2022	Estimated Net Investment Income	$0.412691	97.98%
		Estimated Return of Capital	$0.008494	2.02%
		Total (per share)	$0.421185	100.00%
Apr. 4, 2022	Apr. 8, 2022	Estimated Net Investment Income	$1.498629	97.98%
		Estimated Return of Capital	$0.030845	2.02%
		Total (per share)	$1.529473	100.00%
May 3, 2022	May 9, 2022	Estimated Net Investment Income	$1.052629	97.98%
		Estimated Return of Capital	$0.021665	2.02%
		Total (per share)	$1.074294	100.00%
Jun. 2, 2022	Jun. 8, 2022	Estimated Net Investment Income	$1.563076	97.98%
		Estimated Return of Capital	$0.032171	2.02%
		Total (per share)	$1.595247	100.00%
Jul. 5, 2022	Jul. 11,2022	Estimated Net Investment Income	$1.327088	97.98%
		Estimated Return of Capital	$0.027314	2.02%
		Total (per share)	$1.354402	100.00%

190 :: MISC. INFORMATION (UNAUDITED) PROSHARES TRUST

Record Date	Pay Date	Source of Distribution[1]	Distribution	% of Distribution
Aug. 2, 2022	Aug. 8, 2022	Estimated Net Investment Income	$0.820090	97.98%
		Estimated Return of Capital	$0.016879	2.02%
		Total (per share)	$0.836969	100.00%
Sept. 2, 2022	Sept. 9, 2022	Estimated Net Investment Income	$0.811446	97.98%
		Estimated Return of Capital	$0.016701	2.02%
		Total (per share)	$0.828147	100.00%

Ticker	Fund Name	CUSIP
VERS	Metaverse ETF	74347	G325

Record Date	Pay Date	Source of Distribution[1]	Distribution	% of Distribution
Sept. 22, 2022	Sept. 28, 2022	Estimated Net Investment Income	$0.098105	83.91%
		Estimated Return of Capital	$0.018816	16.09%
		Total (per share)	$0.116920	100.00%

Ticker	Fund Name	CUSIP
QQQA	Nasdaq-100 Dorsey Wright Momentum ETF	74347	G671

Record Date	Pay Date	Source of Distribution[1]	Distribution	% of Distribution
Jun. 23, 2022	Jun. 29, 2022	Estimated Net Investment Income	$0.011430	84.51%
		Estimated Return of Capital	$0.002095	15.49%
		Total (per share)	$0.013525	100.00%
Sept. 22, 2022	Sept. 28, 2022	Estimated Net Investment Income	$0.020277	84.51%
		Estimated Return of Capital	$0.003717	15.49%
		Total (per share)	$0.023994	100.00%

Ticker	Fund Name	CUSIP
MAKX	S&P Kensho Smart Factories ETF	74347	G481

Record Date	Pay Date	Source of Distribution[1]	Distribution	% of Distribution
Jun. 23, 2022	Jun. 29, 2022	Estimated Net Investment Income	$0.035089	85.75%
		Estimated Return of Capital	$0.005830	14.25%
		Total (per share)	$0.040919	100.00%
Sept. 22, 2022	Sept. 28, 2022	Estimated Net Investment Income	$0.013651	85.75%
		Estimated Return of Capital	$0.002268	14.25%
		Total (per share)	$0.015919	100.00%

1  The amounts and sources of distributions reported in this notice are estimates, are not being reported for tax reporting purposes and may later be determined to be from taxable net investment income, short-term gains, long-term gains (to the extent permitted by law), and return of capital. Return of capital may occur for example, when some or all of the money that you invested in the Fund is paid back to you. The actual amounts and sources for tax reporting purposes will depend upon the Fund's investment experience during the remainder of the year and may be subject to changes based on tax regulations. You will receive a Form 1099-DIV for the calendar year that will tell you how to report these distributions for federal income tax purposes. As a result, shareholders should not use this distribution information for tax reporting purposes.

PROSHARES TRUST MISC. INFORMATION (UNAUDITED) :: 191

Proxy Voting Information

A description of the Trust's (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Trust voted any proxies related to portfolio securities for the prior twelve-month period ended June 30, is available by August 31 of each year, without charge, upon request by contacting the Fund directly at 1-866-PRO-5125 or on the Securities and Exchange Commission ("SEC") Website (http://www.sec.gov).

Quarterly Portfolio Holdings Information

The Funds will file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT (Form N-Q for filings prior to March 1, 2019). The Funds' Form N-PORT will be available on the SEC's Website at http://www.sec.gov. The Funds' Form N-PORT may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Premium/Discount Information

Information about the differences between the daily market price on the secondary markets for shares of a Fund and the Fund's net asset value may be found on the website at www.ProShares.com

192 :: MISC. INFORMATION (UNAUDITED) PROSHARES TRUST

ProShares Trust

7272 Wisconsin Avenue, 21st Floor, Bethesda, MD 20814

866.PRO.5125 866.776.5125

ProShares.com

Certain Strategic ETFs seek returns that are 1x the return of an index or other benchmark (target) for a single day and over time. Other Strategic ETFs seek returns that are -1x the return of an index or other benchmark (target) for a single day, as measured from one NAV calculation to the next. Due to the compounding of daily returns, those ETFs' returns over periods other than one day will likely differ in amount and possibly direction from the target return for the same period. These effects may be more pronounced in funds with inverse multiple and in funds with volatile benchmarks. Investors should monitor their holdings consistent with their strategies, as frequently as daily. For more on correlation, leverage and other risks, please read the prospectus.

This report is submitted for the general information of the shareholders of ProShares. It is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. To obtain the most recent month end performance information for each ETF, visit ProShares.com.

"S&P Merger Arbitrage", "S&P 500® Dividend Aristocrats®", "S&P Strategic Futures Index", "S&P MidCap 400® Dividend Aristocrats®", "S&P Technology Dividend Aristocrats®", certain "S&P Select Industry Indices", "S&P 500® Ex-Energy Index", "S&P 500® Ex-Financials & Real Estate Index", "S&P 500® Ex-Health Care Index", "S&P 500® Ex-Information Technology Index" and "Dow Jones Brookfield Global Infrastructure Composite Index" are products of S&P Dow Jones Indices LLC and its affiliates. The "Russell 2000® Dividend Growth Index" and "Russell 3000® Dividend Elite Index" are a trademark of Russell Investment Group. "MSCI EAFE Dividend Masters Index", "MSCI Europe Dividend Masters Index" and "MSCI Emerging Markets Dividend Masters Index" are service marks of MSCI. "Credit Suisse 130/30 Large Cap IndexTM" is a trademark of Credit Suisse Securities (USA) LLC or one of its affiliates. "Merrill Lynch Factor Model — Exchange Series", "Merrill Lynch Factor Model®" and "Merrill Lynch InternationalTM" are intellectual property of Merrill Lynch, Pierce, Fenner & Smith IncorporatedTM or its affiliates ("BofAML"). "Solactive®" is a trademark of Solactive AG, "CITI" is a trademark and service mark of Citigroup Inc. or its affiliates, and is used and registered throughout the world. "LPX® Direct Listed Private Equity Index" and "LPX®" are registered trademarks of LPX GmbH. "Deutsche Bank" and "DBIQ Short Duration Emerging Market Bond IndexSM" are service marks of Deutsche Bank AG. "Bloomberg®", "Bloomberg Commodity IndexSM" and the names identifying each of the individual Bloomberg Commodity Subindexes are trademarks or service marks of Bloomberg Finance L.P. and its affiliates (collectively, "Bloomberg"). "FTSE Developed Europe All Cap Index" is a trademark of the FTSE International Limited ("FTSE"). All have been licensed for use by ProShares. "FTSE®" is a trademark of the London Stock Exchange plc and The Financial Times Limited and is used by FTSE International Limited ("FTSE") under license. ProShares have not been passed on by these entities or their subsidiaries or affiliates as to their legality or suitability. ProShares are not sponsored, endorsed, sold or promoted by these entities or their subsidiaries or affiliates, and they make no representation regarding the advisability of investing in ProShares. THESE ENTITIES AND THEIR SUBSIDIARIES AND AFFILIATES MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO PROSHARES.

© 2022 ProShare Advisors LLC. All rights reserved.   PSSSA1122

SEMIANNUAL REPORT

NOVEMBER 30, 2022

Geared

Short 7-10 Year Treasury  TBX

Short 20+ Year Treasury  TBF

Short Dow30SM  DOG

Short Financials  SEF

Short FTSE China 50  YXI

Short High Yield  SJB

Short MidCap400  MYY

Short MSCI EAFE  EFZ

Short MSCI Emerging Markets  EUM

Short QQQ  PSQ

Short Real Estate  REK

Short Russell2000  RWM

Short S&P500®  SH

Short SmallCap600  SBB

Ultra 7-10 Year Treasury  UST

Ultra 20+ Year Treasury  UBT

Ultra Basic Materials  UYM

Ultra Consumer Goods  UGE

Ultra Consumer Services  UCC

Ultra Dow30SM  DDM

Ultra Financials  UYG

Ultra FTSE China 50  XPP

Ultra FTSE Europe  UPV

Ultra Health Care  RXL

Ultra High Yield  UJB

Ultra Industrials  UXI

Ultra MidCap400  MVV

Ultra MSCI Brazil Capped  UBR

Ultra MSCI EAFE  EFO

Ultra MSCI Emerging Markets  EET

Ultra MSCI Japan  EZJ

Ultra Nasdaq Biotechnology  BIB

Ultra Nasdaq Cloud Computing  SKYU

Ultra Nasdaq Cybersecurity  UCYB

Ultra Oil & Gas  DIG

Ultra QQQ  QLD

Ultra Real Estate  URE

Ultra Russell2000  UWM

Ultra S&P500®  SSO

Ultra Semiconductors  USD

Ultra SmallCap600  SAA

Ultra Technology  ROM

Ultra Telecommunications  LTL

Ultra Utilities  UPW

UltraPro Dow30SM  UDOW

UltraPro MidCap400  UMDD

UltraPro QQQ  TQQQ

UltraPro Russell2000  URTY

UltraPro S&P500®  UPRO

UltraPro Short 20+ Year Treasury  TTT

UltraPro Short Dow30SM  SDOW

UltraPro Short MidCap400  SMDD

UltraPro Short QQQ  SQQQ

UltraPro Short Russell2000  SRTY

UltraPro Short S&P500®  SPXU

UltraShort 7-10 Year Treasury  PST

UltraShort 20+ Year Treasury  TBT

UltraShort Basic Materials  SMN

UltraShort Consumer Goods  SZK

UltraShort Consumer Services  SCC

UltraShort Dow30SM  DXD

UltraShort Financials  SKF

UltraShort FTSE China 50  FXP

UltraShort FTSE Europe  EPV

UltraShort Health Care  RXD

UltraShort Industrials  SIJ

UltraShort MidCap400  MZZ

UltraShort MSCI Brazil Capped  BZQ

UltraShort MSCI EAFE  EFU

UltraShort MSCI Emerging Markets  EEV

UltraShort MSCI Japan  EWV

UltraShort Nasdaq Biotechnology  BIS

UltraShort Oil & Gas  DUG

UltraShort QQQ  QID

UltraShort Real Estate  SRS

UltraShort Russell2000  TWM

UltraShort S&P500®  SDS

UltraShort Semiconductors  SSG

UltraShort SmallCap600  SDD

UltraShort Technology  REW

UltraShort Utilities  SDP

PROSHARES TRUST  Distributor: SEI Investments Distribution Co.

TABLE OF CONTENTS

I	Shareholder Letter
III	Allocation of Portfolio Holdings & Index Composition
XLV	Expense Examples
1	Schedule of Portfolio Investments
175	Statements of Assets and Liabilities
190	Statements of Operations
205	Statements of Changes in Net Assets
233	Financial Highlights
276	Notes to Financial Statements
309	Liquidity Risk Management Program
310	Board Approval of Investment Advisory Agreement
314	Miscellaneous Information

Receive investor materials electronically:

Shareholders may sign up for electronic delivery of investor materials. By doing so, you will receive the information faster and help us reduce the impact on the environment of providing these materials. To enroll in electronic delivery,

1.  Go to www.icsdelivery.com

2.  Select the first letter of your brokerage firm's name.

3.  From the list that follows, select your brokerage firm. If your brokerage firm is not listed, electronic delivery may not be available. Please contact your brokerage firm.

4.  Complete the information requested, including the e-mail address where you would like to receive notifications for electronic documents.

Your information will be kept confidential and will not be used for any purpose other than electronic delivery. If you change your mind, you can cancel electronic delivery at any time and revert to physical delivery of your materials. Just go to www.icsdelivery.com, perform the first three steps above, and follow the instructions for cancelling electronic delivery. If you have any questions, please contact your brokerage firm.

DEAR SHAREHOLDER:

During these times of geopolitical and economic uncertainty, I want to reaffirm ProShares' commitment to providing you, our investors, with innovative products and services to help you meet your investment objectives. The following is the ProShares Trust Semiannual Report for the six months ended November 30, 2022.

Global Interest Rates Increase as Policymakers Fight Inflation

Concerns about persistently high inflation and looming recession have dominated economic policymaking over the past six months. In the United States, the Federal Reserve continued to tighten monetary policy in November, raising its short-term rate to a target range of between 3.75 and 4%. The Fed's current series of rate hikes is occurring at the fastest pace since the 1980s, and has pushed borrowing costs to their highest levels since 2008. Fed Chair Jerome Powell recently indicated, however, that the pace of rate hikes may moderate soon.

The picture was similar outside the United States. The European Central Bank, the Bank of England, and other central banks raised interest rates over the period, with ECB President Christine Lagarde commenting that inflation "still has a way to go." The Bank of Japan, which continued to hold its short-term rate at -0.1%, was the lone exception in the developed world.

Markets Around the World Experienced Volatility Throughout the Period

With inflation rising and monetary policy tightening almost everywhere, most asset classes and financial markets around the world experienced volatility during the period. U.S. equity results for the six-month period were mixed. The large-cap S&P 500® fell 0.4% over the period, and the Dow® rose 6.05%. The tech-heavy Nasdaq-100 Index® , which is more sensitive to rising rates, declined 4.4%. The S&P MidCap 400® gained 3.39%, and the small cap Russell 2000® Index rose 1.97%. Of the 11 Dow Jones U.S. Industry Index sectors, four rose. The best performers were oil and gas (8.56%), healthcare (5.77%), and industrials (5.28%). The biggest losers were telecoms (-10.17%) and real estate (-8.53%), with technology also posting a 6.3% loss.

International equity markets generally fell over the period. The MSCI EAFE Index® , which tracks developed markets outside North America, declined 3.59%; the MSCI Europe Index® dropped 3.44%, and the MSCI Japan Index® ended the period down 3.97%. The MSCI Emerging Markets Index® dropped by 8.15%, as EM equities were hit particularly hard by the global liquidity pullback. Chinese equities dropped as well, as lockdowns and other COVID restrictions continued to weigh on economic performance. The FTSE China 50 Index® fell 14.25%.

Bonds extended declines from earlier in the year, as inflation and central bank tightening continued to override many investors' "flight-to-quality" instincts in times of geopolitical uncertainty. Over the six months, the Bloomberg Barclays U.S. Aggregate Bond Index declined 4.06%, and the Ryan Labs Treasury 30-Year and 10-Year Indexes lost 12.44% and 5.42%, respectively. Investment-grade corporate bonds, as measured by the Markit iBoxx $ Liquid Investment Grade Index, declined 4.5%, while their high-yield peers lost 2.72%, based on the Markit iBoxx $ Liquid High Yield Index. As increased yields made bonds more attractive toward the end of the period, there were signs of a potential turnaround, with markets retracing a portion of their earlier losses.

Despite headwinds, the global economy showed signs of resilience over the past six months. After contracting 0.6% in the second quarter of 2022, U.S. GDP grew 2.9% during the third quarter. U.S. unemployment held steady at 3.7% in November, and the U.S. dollar rose 3.5%, based on the Bloomberg Dollar Spot Index.

Cryptocurrency's Struggles Intensify

Cryptocurrencies, which began the period about 75% off their late 2021 highs, declined slightly for the period. The collapse of crypto exchange FTX in November, along with several other bankruptcies during the period, sent shockwaves throughout the industry, endangering other crypto firms with exposure to FTX and raising questions about the lack of regulation in the cryptocurrency marketplace.

PROSHARES.COM :: I I

Tactical Investors Find Opportunities Amid Complex Markets

As markets extended their declines from earlier in the year, ProShares investors found opportunities across a range of ProShares ETFs. Both domestic and international inverse equity ETFs and inverse bond ETFs designed for a rising rates environment performed well as the markets continued to fall. During the reporting period, net flows into ProShares ETFs increased by $4.9 billion overall.

Thousands of Investors Join with ProShares to Oppose Burdensome FINRA Measures

In March 2022, the Financial Industry Regulatory Authority (FINRA) issued Notice 22-08 to solicit feedback on a number of measures that, if adopted, could restrict or impede the ability of investors to purchase a broad array of mutual funds and other popular types of investments — including leveraged, inverse, and cryptocurrency products offered by ProShares. Nearly 20,000 investors joined with ProShares, as well as other leading fund sponsors, advisers, brokers, and other institutions, to speak out against FINRA's ideas. Thousands of investors submitted letters that highlighted the way they use leveraged, inverse, and other funds to protect their portfolios and pursue other financial goals. In expressing their objections, many commentors warned that the measures

FINRA is considering could limit investor choice and would be arbitrary, discriminatory, and harmful to investors.

ProShares continues to actively monitor developments in this area and is committed to keeping you informed of these important issues as they arise. You can email us at finranotice@proshares.com to learn more.

We thank you for the trust and confidence that you have placed in us by choosing ProShares. In uncertain times, our extensive lineup of ETFs provides an array of opportunities for short and leveraged market exposure across diverse market segments, enabling investors to choose investments that most effectively align with their market views. We appreciate the opportunity to continue serving your investment needs.

Sincerely,

Michael L. Sapir
Chairman of the Board of Trustees

II :: NOVEMBER 30, 2022 (UNAUDITED)PROSHARES TRUST

ALLOCATION OF PORTFOLIO HOLDINGS &
INDEX COMPOSITION

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2022 (UNAUDITED) :: III

ProShares Short 7-10 Year Treasury (Ticker: TBX)

ProShares Short 7-10 Year Treasury (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the ICE U.S. Treasury 7-10 Year Bond Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for any other period. The Index is constructed and maintained by ICE Data Indices, LLC. The Index includes publicly-issued U.S. Treasury securities with minimum term to maturity greater than seven years and less than or equal to ten years and have $300 million or more of outstanding face value, excluding amounts held by the Federal Reserve. In addition, the securities in the Underlying Index must be denominated in U.S. dollars and pay a fixed-rate; zero-coupon securities are ineligible for the Index. Excluded from the Underlying Index are inflation-linked securities, Treasury bills, cash management bills, and any government agency debt issued with or without a government guarantee. The Underlying Index is market value weighted, and the securities in the Underlying Index are updated on the last business day of each month.

Allocation of Portfolio Holdings & Index Composition as of 11/30/22

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(99%)
Futures Contracts	(2%)
Total Exposure	(101%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

ICE U.S. Treasury 7-10 Year Bond Index – Composition

% of Index
7-10 Year U.S. Treasury	100%

ProShares Short 20+ Year Treasury (Ticker: TBF)

ProShares Short 20+ Year Treasury (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the ICE U.S. Treasury 20+ Year Bond Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for any other period. The Index is constructed and maintained by ICE Data Indices, LLC. The Index includes publicly-issued U.S. Treasury securities with a minimum term to maturity greater than or equal to twenty years and have $300 million or more of outstanding face value, excluding amounts held by the Federal Reserve. In addition, the securities in the Underlying Index must be fixed-rate only, excluding zero-coupon rates and denominated in U.S. dollars. Excluded from the Underlying Index are inflation-linked securities, Treasury bills, floating-rate notes, cash management bills, and any government agency debt issued with or without a government guarantee. The Underlying Index is market value weighted and the securities in the Underlying Index are updated on the last business day of each month.

Allocation of Portfolio Holdings & Index Composition as of 11/30/22

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(101%)
Total Exposure	(101%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

ICE U.S. Treasury 20+ Year Bond Index – Composition

% of Index
20+ Year U.S. Treasury	100%

IV :: NOVEMBER 30, 2022 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares Short Dow30SM (Ticker: DOG)

ProShares Short Dow30SM (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Dow Jones Industrial AverageSM (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index is a price-weighted index and includes 30 large-cap, "blue-chip" U.S. stocks, excluding utility and transportation companies.

Allocation of Portfolio Holdings & Index Composition as of 11/30/22

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(98%)
Futures Contracts	(2%)
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones Industrial Average – Composition

% of Index
Health Care	21.4%
Information Technology	19.2%
Financials	16.6%
Industrials	14.5%
Consumer Discretionary	13.5%
Consumer Staples	7.7%
Energy	3.5%
Communication Services	2.6%
Materials	1.0%

ProShares Short Financials (Ticker: SEF)

ProShares Short Financials (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Dow Jones U.S. FinancialsSM Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for any other period. The Index is constructed and maintained S&P Dow Jones Indices LLC. The Index is designed to measure the stock performance of U.S. companies in the financials industry. Component companies include: among others, regional banks; major U.S. domiciled international banks; full line, life, and property and casualty insurance companies; companies that invest, directly or indirectly in real estate; diversified financial companies such as credit card issuers, check cashing companies, mortgage lenders and investment advisors; securities brokers and dealers including investment banks, merchant banks and online brokers; and publicly traded stock exchanges.

Allocation of Portfolio Holdings & Index Composition as of 11/30/22

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100%)
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Financials Index – Composition

% of Index
Diversified Financials	33.2%
Banks	23.3%
Real Estate	18.3%
Insurance	14.5%
Software & Services	10.2%
Commercial & Professional Services	0.5%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2022 (UNAUDITED) :: V

ProShares Short FTSE China 50 (Ticker: YXI)

ProShares Short FTSE China 50 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the FTSE China 50 Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for any other period. The Index is constructed and maintained FTSE International Limited. The Index comprises 50 of the largest and most liquid Chinese stocks (H Shares, Red Chips and P Chips) listed and trading on the Hong Kong Exchange (HKEx). Stocks are free-float weighted to ensure that only the investable opportunity set is included within the indexes and individual constituent weights are capped at 9% on a quarterly basis to avoid over-concentration in any one stock.

Allocation of Portfolio Holdings & Index Composition as of 11/30/22

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(101%)
Total Exposure	(101%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

FTSE China 50 Index – Composition

% of Index
Consumer Discretionary	32.3%
Financials	28.1%
Communication Services	17.9%
Energy	5.0%
Real Estate	4.3%
Health Care	3.5%
Consumer Staples	2.7%
Information Technology	2.5%
Materials	1.8%
Industrials	1.4%
Utilities	0.5%

ProShares Short High Yield (Ticker: SJB)

ProShares Short High Yield (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Markit iBoxx® $ Liquid High Yield Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next not for any other period. IHS Markit Benchmark Administration Limited (IMBA) is the Index Administrator of the Index. The Index is a market-value weighted index designed to provide a balanced representation of U.S. dollar denominated high yield corporate bonds for sale within the United States by means of including the most liquid high yield corporate bonds available as determined by a set of transparent and objective Index rules. Currently, the bonds eligible for inclusion in the Index include U.S. dollar denominated, corporate bonds for sale in the United States that are issued by companies domiciled in developed countries; are rated sub-investment grade using an average of Moody's Investor Service, Fitch Ratings or S&P Global Ratings; are from issuers with at least $1 billion par outstanding; have at least $400 million of outstanding face value; and have at issuance an expected remaining life of 15 years of less, and at rebalancing minimum one year to expected maturity with new insertions minimum of at least one year and 6 months to maturity. There is no limit to the number of issues in the Index.

Allocation of Portfolio Holdings & Index Composition as of 11/30/22

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100%)
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Markit iBoxx $ Liquid High Yield Index – Composition

% of Index
High Yield	100%

VI :: NOVEMBER 30, 2022 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares Short MidCap400 (Ticker: MYY)

ProShares Short MidCap400 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the S&P MidCap 400® (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index is a measure of midsize company U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 400 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization, financial viability, and public float.

Allocation of Portfolio Holdings & Index Composition as of 11/30/22

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(98%)
Futures Contracts	(2%)
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.
S&P MidCap 400 – Composition

% of Index
Industrials	19.4%
Financials	15.1%
Consumer Discretionary	14.3%
Information Technology	12.7%
Health Care	9.8%
Real Estate	7.7%
Materials	7.3%
Consumer Staples	4.0%
Energy	4.0%
Utilities	3.9%
Communication Services	1.8%

ProShares Short MSCI EAFE (Ticker: EFZ)

ProShares Short MSCI EAFE (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the MSCI EAFE Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for any other period. The Index is constructed and maintained by MSCI Inc. The Index covers approximately 85% of the free float-adjusted, market capitalization in developed market countries, excluding the U.S. and Canada.

Allocation of Portfolio Holdings & Index Composition as of 11/30/22

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100%)
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI EAFE Index – Country

% of Index
Japan	21.8%
United Kingdom	15.6%
France	11.8%
Others	11.1%
Switzerland	10.2%
Germany	8.2%
Australia	8.0%
Netherlands	4.4%
Sweden	3.3%
Hong Kong	2.8%
Denmark	2.8%

MSCI EAFE Index – Composition

% of Index
Financials	18.0%
Industrials	15.2%
Health Care	13.4%
Consumer Discretionary	11.4%
Consumer Staples	10.5%
Information Technology	8.2%
Materials	7.7%
Energy	5.1%
Communication Services	4.5%
Utilities	3.4%
Real Estate	2.6%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2022 (UNAUDITED) :: VII

ProShares Short MSCI Emerging Markets (Ticker: EUM)

ProShares Short MSCI Emerging Markets (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the MSCI Emerging Markets Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for any other period. The Index is constructed and maintained by MSCI Inc. The Index covers approximately 85% of the free float-adjusted, market capitalization in emerging market countries.

Allocation of Portfolio Holdings & Index Composition as of 11/30/22

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100%)
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Emerging Markets
Index – Country

% of Index
China	30.4%
India	14.8%
Taiwan	14.4%
Korea	11.9%
Others	8.7%
Brazil	5.4%
Saudi Arabia	4.1%
South Africa	3.8%
Mexico	2.4%
Thailand	2.1%
Indonesia	2.0%

MSCI Emerging Markets
Index – Composition

% of Index
Financials	22.2%
Information Technology	19.6%
Consumer Discretionary	13.4%
Communication Services	9.3%
Materials	9.1%
Consumer Staples	6.3%
Industrials	6.0%
Energy	5.1%
Health Care	4.0%
Utilities	3.0%
Real Estate	2.0%

ProShares Short QQQ (Ticker: PSQ)

ProShares Short QQQ (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the NASDAQ-100® Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for any other period. The Index is constructed and maintained by Nasdaq Inc. The Index includes 100 of the largest domestic and international non-financial companies listed on The Nasdaq Stock Market based on market capitalization. The Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology.

Allocation of Portfolio Holdings & Index Composition as of 11/30/22

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(99%)
Futures Contracts	(1%)
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

NASDAQ-100 Index – Composition

% of Index
Information Technology	50.5%
Communication Services	15.4%
Consumer Discretionary	14.3%
Health Care	7.4%
Consumer Staples	7.1%
Industrials	3.8%
Utilities	1.5%

VIII :: NOVEMBER 30, 2022 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares Short Real Estate (Ticker: REK)

ProShares Short Real Estate (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Dow Jones U.S. Real EstateSM Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index is designed to track the performance of real estate investment trusts ("REITs") and other companies that invest directly or indirectly in real estate through development management or ownership, including of the property agencies. Component companies include, among others, real estate holding and development and real estate services companies and REITs. REITs are passive investment vehicles that invest primarily in income producing real estate or real estate related loans or interests. The Index is a market cap weighted index that is updated in March, June, September and December.

Allocation of Portfolio Holdings & Index Composition as of 11/30/22

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100%)
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Real Estate Index – Composition

% of Index
Equity Real Estate Investment Trusts (REITs)	91.4%
Real Estate Management & Development	3.7%
Professional Services	2.5%
Mortgage Real Estate Investment Trusts (REITs)	2.4%

ProShares Short Russell2000 (Ticker: RWM)

ProShares Short Russell2000 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Russell 2000® Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for any other period. The Index is constructed and maintained by FTSE Russell. The Index is a measure of small-cap U.S. stock market performance. It is a float adjusted, market capitalization-weighted index containing approximately 2,000 of the smallest companies in the Russell 3000® Index or approximately 10% of the total market capitalization of the Russell 3000® Index, which in turn represents approximately 97% of the U.S. equity market and includes approximately 3,000 of the largest companies in the U.S. The Russell 3000® Index includes large-, mid-, and small-capitalization companies.

Allocation of Portfolio Holdings & Index Composition as of 11/30/22

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(97%)
Futures Contracts	(3%)
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Russell 2000 Index – Composition

% of Index
Financials	17.6%
Health Care	16.2%
Industrials	15.5%
Information Technology	12.7%
Consumer Discretionary	10.7%
Energy	6.9%
Real Estate	6.5%
Materials	4.3%
Consumer Staples	3.5%
Utilities	3.4%
Communication Services	2.7%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2022 (UNAUDITED) :: IX

ProShares Short S&P500® (Ticker: SH)

ProShares Short S&P500® (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the S&P 500® (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization, financial viability and public float.

Allocation of Portfolio Holdings & Index Composition as of 11/30/22

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(96%)
Futures Contracts	(4%)
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P 500 – Composition

% of Index
Information Technology	26.4%
Health Care	15.2%
Financials	11.6%
Consumer Discretionary	10.4%
Industrials	8.4%
Communication Services	7.5%
Consumer Staples	7.0%
Energy	5.1%
Utilities	3.0%
Materials	2.7%
Real Estate	2.7%

ProShares Short SmallCap600 (Ticker: SBB)

ProShares Short SmallCap600 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the S&P SmallCap 600® (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index is a measure of small-cap company U.S. stock market performance. It is a float-adjusted, market capitalization weighted index of 600 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization, financial viability and public float.

Allocation of Portfolio Holdings & Index Composition as of 11/30/22

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100%)
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P SmallCap 600 – Composition

% of Index
Financials	18.8%
Industrials	17.0%
Consumer Discretionary	12.9%
Information Technology	12.6%
Health Care	10.8%
Real Estate	7.7%
Materials	5.8%
Consumer Staples	5.1%
Energy	5.1%
Utilities	2.2%
Communication Services	2.0%

X :: NOVEMBER 30, 2022 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares Ultra 7-10 Year Treasury (Ticker: UST)

ProShares Ultra 7-10 Year Treasury (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the ICE U.S. Treasury 7-10 Year Bond Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for any other period. The Index is constructed and maintained by ICE Data Indices, LLC. The Index includes publicly-issued U.S. Treasury securities with minimum term to maturity greater than seven years and less than or equal to ten years and have $300 million or more of outstanding face value, excluding amounts held by the Federal Reserve System (the "Fed"). In addition, the securities in the Underlying Index must denominated in U.S. dollars and pay a fixed-rate; zero-coupon rate securities are ineligible for the Index. Excluded from the Underlying Index are inflation linked securities, Treasury bills, cash management bills, and any government agency debt issued with or without a government guarantee. The Underlying Index is market value weighted, and the securities in the Underlying Index are updated on the last business day of each month.

Allocation of Portfolio Holdings & Index Composition as of 11/30/22

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	197%
Futures Contracts	3%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

ICE U.S. Treasury 7-10 Year Bond Index – Composition

% of Index
7-10 Year U.S. Treasury	100%

ProShares Ultra 20+ Year Treasury (Ticker: UBT)

ProShares Ultra 20+ Year Treasury (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the ICE U.S. Treasury 20+ Year Bond Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for any other period. The Index is constructed and maintained by ICE Data Indices, LLC. The Index includes publicly-issued U.S. Treasury securities with minimum term to maturity greater than or equal to twenty years and has $300 million or more of outstanding face value, excluding amounts held by the Federal Reserve. In addition, the securities in the Underlying Index must be fixed-rate only, excluding zero-coupon rates and denominated in U.S. dollars. Excluded from the Underlying Index are inflation linked securities, Treasury bills, floating rate notes, cash management bills, and any government agency debt issued with or without a government guarantee. The Underlying Index is market value weighted, and the securities in the Underlying Index are updated on the last business day of each month.

Allocation of Portfolio Holdings & Index Composition as of 11/30/22

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	195%
Futures Contracts	8%
Total Exposure	203%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

ICE U.S. Treasury 20+ Year Bond Index – Composition

% of Index
20+ Year U.S. Treasury	100%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2022 (UNAUDITED) :: XI

ProShares Ultra Basic Materials (Ticker: UYM)

ProShares Ultra Basic Materials (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones U.S. Basic MaterialsSM Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index designed to measure the stock performance of U.S. companies in the basic materials industry. Component companies include, among others, companies that are involved in the production of aluminum, steel, non-ferrous metals, commodity chemicals, specialty chemicals, forest products, paper products, as well as the mining of precious metals and coal.

Allocation of Portfolio Holdings & Index Composition as of 11/30/22

Market Exposure

Investment Type	% of Net Assets
Equity Securities	79%
Swap Agreements	121%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Linde plc	15.6%
Air Products and Chemicals, Inc.	6.4%
Freeport-McMoRan, Inc.	5.3%
Corteva, Inc.	4.5%
Nucor Corp.	3.6%

Dow Jones U.S. Basic Materials
Index – Composition

% of Index
Chemicals	76.0%
Metals & Mining	24.0%

ProShares Ultra Consumer Goods (Ticker: UGE)

ProShares Ultra Consumer Goods (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones U.S. Consumer GoodsSM Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index is designed to measure the stock performance of U.S. companies in the consumer goods industry. Component companies include, among others, automobiles and auto parts and tires, brewers and distillers, farming and fishing, durable and non-durable household product manufacturers, cosmetic companies, food and tobacco products, clothing, accessories and footwear.

Allocation of Portfolio Holdings & Index Composition as of 11/30/22

Market Exposure

Investment Type	% of Net Assets
Equity Securities	89%
Swap Agreements	111%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Tesla, Inc.	14.2%
Procter & Gamble Co. (The)	9.8%
PepsiCo, Inc.	7.0%
Coca-Cola Co. (The)	6.8%
Philip Morris International, Inc.	4.2%

Dow Jones U.S. Consumer Goods
Index – Composition

% of Index
Food, Beverage & Tobacco	41.3%
Automobiles & Components	22.8%
Household & Personal Products	17.5%
Consumer Durables & Apparel	12.7%
Media & Entertainment	3.6%
Retailing	1.2%
Food & Staples Retailing	0.5%
Capital Goods	0.4%

XII :: NOVEMBER 30, 2022 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares Ultra Consumer Services (Ticker: UCC)

ProShares Ultra Consumer Services (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones U.S. Consumer ServicesSM Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index is designed to measure the stock performance of U.S. companies in the consumer services industry. Component companies include, among others, airlines, broadcasting and entertainment, apparel and broadline retailers, food and drug retailers, media agencies, publishing, gambling, hotels, restaurants and bars, and travel and tourism. The Index is a market cap weighted index that is updated in March, June, September and December.

Allocation of Portfolio Holdings & Index Composition as of 11/30/22

Market Exposure

Investment Type	% of Net Assets
Equity Securities	79%
Swap Agreements	120%
Total Exposure	199%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Amazon.com, Inc.	15.5%
Home Depot, Inc. (The)	6.0%
Costco Wholesale Corp.	4.3%
Walmart, Inc.	3.9%
McDonald's Corp.	3.6%

Dow Jones U.S. Consumer Services
Index – Composition

% of Index
Retailing	44.2%
Consumer Services	19.5%
Media & Entertainment	17.3%
Food & Staples Retailing	13.4%
Transportation	3.5%
Health Care Equipment & Services	1.1%
Commercial & Professional Services	1.0%

ProShares Ultra Dow30SM (Ticker: DDM)

ProShares Ultra Dow30SM (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones Industrial AverageSM (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index is a price-weighted index and includes 30 large-cap, "blue-chip" U.S. stocks, excluding utility and transportation companies.

Allocation of Portfolio Holdings & Index Composition as of 11/30/22

Market Exposure

Investment Type	% of Net Assets
Equity Securities	83%
Swap Agreements	113%
Futures Contracts	4%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
UnitedHealth Group, Inc.	8.7%
Goldman Sachs Group, Inc. (The)	6.1%
Home Depot, Inc. (The)	5.1%
Amgen, Inc.	4.5%
McDonald's Corp.	4.3%

Dow Jones Industrial
Average – Composition

% of Index
Health Care	21.4%
Information Technology	19.2%
Financials	16.6%
Industrials	14.5%
Consumer Discretionary	13.5%
Consumer Staples	7.7%
Energy	3.5%
Communication Services	2.6%
Materials	1.0%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2022 (UNAUDITED) :: XIII

ProShares Ultra Financials (Ticker: UYG)

ProShares Ultra Financials (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones U.S. FinancialsSM Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index is designed to measure the stock performance of U.S. companies in the financials industry. Component companies include: among others, regional banks; major U.S. domiciled international banks; full line, life, and property and casualty insurance companies; companies that invest, directly or indirectly, in real estate; diversified financial companies such as credit card issuers, check cashing companies, mortgage lenders and investment advisors; securities brokers and dealers including investment banks, merchant banks and online brokers; and publicly traded stock exchanges.

Allocation of Portfolio Holdings & Index Composition as of 11/30/22

Market Exposure

Investment Type	% of Net Assets
Equity Securities	80%
Swap Agreements	120%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Berkshire Hathaway, Inc., Class B	7.1%
JPMorgan Chase & Co.	5.0%
Visa, Inc., Class A	4.4%
Mastercard, Inc., Class A	3.7%
Bank of America Corp.	3.3%

Dow Jones U.S. Financials
Index – Composition

% of Index
Diversified Financials	33.2%
Banks	23.3%
Real Estate	18.3%
Insurance	14.5%
Software & Services	10.2%
Commercial & Professional Services	0.5%

ProShares Ultra FTSE China 50 (Ticker: XPP)

ProShares Ultra FTSE China 50 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the FTSE China 50 Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for any other period. The Index is constructed and maintained by FTSE International Limited. The Index comprises 50 of the largest and most liquid Chinese stocks (H Shares, Red Chips, and P Chips) listed and trading on the Hong Kong Exchange (HKEx). Stocks are free-float weighted to ensure that only the investable opportunity set is included within the indexes and individual constituent weights are capped at 9% on a quarterly basis to avoid over-concentration in any one stock.

Allocation of Portfolio Holdings & Index Composition as of 11/30/22

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	199%
Total Exposure	199%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

FTSE China 50 Index – Composition

% of Index
Consumer Discretionary	32.3%
Financials	28.1%
Communication Services	17.9%
Energy	5.0%
Real Estate	4.3%
Health Care	3.5%
Consumer Staples	2.7%
Information Technology	2.5%
Materials	1.8%
Industrials	1.4%
Utilities	0.5%

XIV :: NOVEMBER 30, 2022 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares Ultra FTSE Europe (Ticker: UPV)

ProShares Ultra FTSE Europe (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the FTSE Developed Europe All Cap Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for any other period. The Index is constructed and maintained by FTSE International Limited. The Index is a free float-adjusted market cap weighted index representing the performance of large, mid- and small cap companies in Developed European markets, including the United Kingdom.

Allocation of Portfolio Holdings & Index Composition as of 11/30/22

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	200%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

FTSE Developed Europe All Cap
Index – Country

% of Index
Britain	23.4%
France	16.1%
Switzerland	15.9%
Germany	12.1%
Netherlands	7.0%
Others	6.5%
Sweden	5.5%
Denmark	4.2%
Spain	3.8%
Italy	3.4%
Finland	2.1%

FTSE Developed Europe All Cap
Index – Composition

% of Index
Financials	16.6%
Industrials	15.3%
vHealth Care	14.6%
Consumer Staples	12.1%
Consumer Discretionary	10.0%
Materials	7.7%
Information Technology	7.7%
Energy	6.5%
Utilities	4.2%
Communication Services	3.5%
Real Estate	1.8%

ProShares Ultra Health Care (Ticker: RXL)

ProShares Ultra Health Care (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones U.S. Health CareSM Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index is designed to measure the stock performance of U.S. companies in the health care industry. Component companies include, among others, health care providers, biotechnology companies, medical supplies, advanced medical devices and pharmaceuticals.

Allocation of Portfolio Holdings & Index Composition as of 11/30/22

Market Exposure

Investment Type	% of Net Assets
Equity Securities	82%
Swap Agreements	117%
Total Exposure	199%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
UnitedHealth Group, Inc.	7.5%
Johnson & Johnson	6.9%
Eli Lilly & Co.	4.3%
AbbVie, Inc.	4.2%
Pfizer, Inc.	4.1%

Dow Jones U.S. Health Care
Index – Composition

% of Index
Pharmaceuticals	29.1%
Health Care Providers & Services	22.3%
Biotechnology	18.3%
Health Care Equipment & Supplies	18.1%
Life Sciences Tools & Services	12.1%
Health Care Technology	0.1%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2022 (UNAUDITED) :: XV

ProShares Ultra High Yield (Ticker: UJB)

ProShares Ultra High Yield (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Markit iBoxx® $ Liquid High Yield Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for any other period. IHS Markit Benchmark Administration Limited (IMBA) is the Index Administrator of the Index. The Index is a market-value weighted index designed to provide a balanced representation of U.S. dollar denominated high yield corporate bonds for sale within the United States by means of including the most liquid high yield corporate bonds available as determined by a set of transparent and objective Index rules. Currently, the bonds eligible for inclusion in the Index include U.S. dollar denominated, corporate bonds for sale in the United States that are issued by companies domiciled in developed countries; are rated sub-investment grade using an average of Moody's Investor Service, Fitch Ratings or S&P Global Ratings; are from issuers with at least $1 billion par outstanding; have at least $400 million of outstanding face value; and have at issuance an expected remaining life of 15 years or less, and at rebalancing minimum one year to expected maturity with new insertions minimum of at least one year and 6 months to maturity. There is no limit to the number of issues in the Index.

Allocation of Portfolio Holdings & Index Composition as of 11/30/22

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	200%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Markit iBoxx $ Liquid High Yield
Index – Composition

% of Index
High Yield	100%

ProShares Ultra Industrials (Ticker: UXI)

ProShares Ultra Industrials (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones U.S. IndustrialsSM Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index is designed to measure the stock performance of U.S. companies in the industrials industry. Component companies include, among others, building materials, heavy construction, factory equipment, heavy machinery, industrial services, pollution control, containers and packaging, industrial diversified, air freight, marine transportation, railroads, trucking, land-transportation equipment, shipbuilding, transportation services, advanced industrial equipment, electric components and equipment, and aerospace.

Allocation of Portfolio Holdings & Index Composition as of 11/30/22

Market Exposure

Investment Type	% of Net Assets
Equity Securities	88%
Swap Agreements	112%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Accenture plc, Class A	3.7%
Honeywell International, Inc.	2.9%
Raytheon Technologies Corp.	2.8%
United Parcel Service, Inc., Class B	2.7%
Union Pacific Corp.	2.7%

Dow Jones U.S. Industrials
Index – Composition

% of Index
Capital Goods	52.6%
Software & Services	15.9%
Transportation	12.6%
Commercial & Professional Services	7.3%
Materials	5.7%
Technology Hardware & Equipment	5.5%
Pharmaceuticals, Biotechnology & Life Sciences	0.4%

XVI :: NOVEMBER 30, 2022 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares Ultra MidCap400 (Ticker: MVV)

ProShares Ultra MidCap400 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the S&P MidCap 400® (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index is a measure of mid-size company U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 400 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization, financial viability and public float.

Allocation of Portfolio Holdings & Index Composition as of 11/30/22

Market Exposure

Investment Type	% of Net Assets
Equity Securities	81%
Swap Agreements	112%
Futures Contracts	7%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Steel Dynamics, Inc.	0.6%
First Solar, Inc.	0.6%
Fair Isaac Corp.	0.6%
Hubbell, Inc.	0.5%
Carlisle Cos., Inc.	0.5%

S&P MidCap 400 – Composition

% of Index
Industrials	19.4%
Financials	15.1%
Consumer Discretionary	14.3%
Information Technology	12.7%
Health Care	9.8%
Real Estate	7.7%
Materials	7.3%
Consumer Staples	4.0%
Energy	4.0%
Utilities	3.9%
Communication Services	1.8%

ProShares Ultra MSCI Brazil Capped (Ticker: UBR)

ProShares Ultra MSCI Brazil Capped (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the MSCI Brazil 25/50 Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for any other period. The Index is constructed and maintained by MSCI Inc. The Index is designed to measure the performance of the large and mid cap segments of the Brazilian market. It applies certain investment limits that are imposed on regulated investment companies, or RICs, under the current US Internal Revenue Code. The Index covers approximately 85% of the free float-adjusted market capitalization in Brazil.

Allocation of Portfolio Holdings & Index Composition as of 11/30/22

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	200%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Brazil 25/50 Index – Composition

% of Index
Materials	25.3%
Financials	23.5%
Energy	16.2%
Utilities	9.0%
Industrials	9.0%
Consumer Staples	8.1%
Consumer Discretionary	3.3%
Health Care	3.0%
Communication Services	1.9%
Information Technology	0.7%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2022 (UNAUDITED) :: XVII

ProShares Ultra MSCI EAFE (Ticker: EFO)

ProShares Ultra MSCI EAFE (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the MSCI EAFE Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for any other period. The Index is constructed and maintained by MSCI Inc. The Index covers approximately 85% of the free float-adjusted, market capitalization in developed market countries, excluding the U.S. and Canada.

Allocation of Portfolio Holdings & Index Composition as of 11/30/22

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	200%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI EAFE Index – Country

% of Index
Japan	21.8%
United Kingdom	15.6%
France	11.8%
Others	11.1%
Switzerland	10.2%
Germany	8.2%
Australia	8.0%
Netherlands	4.4%
Sweden	3.3%
Hong Kong	2.8%
Denmark	2.8%

MSCI EAFE Index – Composition

% of Index
Financials	18.0%
Industrials	15.2%
Health Care	13.4%
Consumer Discretionary	11.4%
Consumer Staples	10.5%
Information Technology	8.2%
Materials	7.7%
Energy	5.1%
Communication Services	4.5%
Utilities	3.4%
Real Estate	2.6%

ProShares Ultra MSCI Emerging Markets (Ticker: EET)

ProShares Ultra MSCI Emerging Markets (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the MSCI Emerging Markets Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for any other period. The Index is constructed and maintained by MSCI Inc. The Index covers approximately 85% of the free float-adjusted, market capitalization in emerging market countries.

Allocation of Portfolio Holdings & Index Composition as of 11/30/22

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	200%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Emerging Markets
Index – Country

% of Index
China	30.4%
India	14.8%
Taiwan	14.4%
Korea	11.9%
Others	8.7%
Brazil	5.4%
Saudi Arabia	4.1%
South Africa	3.8%
Mexico	2.4%
Thailand	2.1%
Indonesia	2.0%

MSCI Emerging Markets
Index – Composition

% of Index
Financials	22.2%
Information Technology	19.6%
Consumer Discretionary	13.4%
Communication Services	9.3%
Materials	9.1%
Consumer Staples	6.3%
Industrials	6.0%
Energy	5.1%
Health Care	4.0%
Utilities	3.0%
Real Estate	2.0%

XVIII :: NOVEMBER 30, 2022 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares Ultra MSCI Japan (Ticker: EZJ)

ProShares Ultra MSCI Japan (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the MSCI Japan Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for any other period. The Index is constructed and maintained by MSCI Inc. The Index adjusts the market capitalization of Index constituents for free float and targets for Index inclusion 85% of the free float-adjusted market capitalization in each industry group in Japan.

Allocation of Portfolio Holdings & Index Composition as of 11/30/22

Market Exposure

Investment Type	% of Net Assets
Equity Securities	43%
Swap Agreements	157%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Japan Index – Composition

% of Index
Industrials	22.4%
Consumer Discretionary	18.4%
Information Technology	13.7%
Financials	10.6%
Health Care	10.1%
Communication Services	8.5%
Consumer Staples	6.6%
Materials	4.5%
Real Estate	3.4%
Utilities	1.0%
Energy	0.8%

ProShares Ultra Nasdaq Biotechnology (Ticker: BIB)

ProShares Ultra Nasdaq Biotechnology (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the NASDAQ Biotechnology® Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for any other period. The Index is constructed and maintained by Nasdaq Inc. (the "Index Provider"). The Index is a modified capitalization-weighted index that includes securities of Nasdaq listed companies that are classified as either biotechnology or pharmaceutical. The securities also meet other eligibility criteria determined by the Index Provider, including minimum market capitalization and liquidity requirements.

Allocation of Portfolio Holdings & Index Composition as of 11/30/22

Market Exposure

Investment Type	% of Net Assets
Equity Securities	79%
Swap Agreements	121%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Gilead Sciences, Inc.	7.8%
Amgen, Inc.	6.7%
Vertex Pharmaceuticals, Inc.	5.8%
Regeneron Pharmaceuticals, Inc.	5.7%
Moderna, Inc.	4.9%

NASDAQ Biotechnology Index – Composition

% of Index
Biotechnology	81.2%
Pharmaceuticals	12.3%
Life Sciences Tools & Services	5.1%
Health Care Equipment & Supplies	0.8%
Health Care Providers & Services	0.6%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2022 (UNAUDITED) :: XIX

ProShares Ultra Nasdaq Cloud Computing (Ticker: SKYU)

ProShares Ultra Nasdaq Cloud Computing (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the ISE CTA Cloud Computing Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for any other period. The Index is constructed and maintained by Nasdaq Inc. (the "Index Provider"). The Index is comprised of companies classified as "cloud computing" companies by the Consumer Technology Association ("CTA"). CTA classifies companies as cloud computing if the company is engaged in one or more of the following activities: Infrastructure-as-a-Service, Platform-as-a-Service or Software-as-a-Service. The companies must also meet other eligibility criteria determined by the Index Provider, including minimum market capitalization and liquidity requirements. The Index includes large-, mid-, and small-capitalization companies.

Allocation of Portfolio Holdings & Index Composition as of 11/30/22

Market Exposure

Investment Type	% of Net Assets
Equity Securities	79%
Swap Agreements	120%
Total Exposure	199%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Arista Networks, Inc.	3.6%
International Business Machines Corp.	3.6%
Oracle Corp.	3.5%
Rackspace Technology, Inc.	3.4%
Pure Storage, Inc., Class A	3.1%

ISE CTA Cloud Computing Index – Composition

% of Index
Software & Services	74.3%
Technology Hardware & Equipment	15.6%
Media & Entertainment	4.7%
Retailing	2.9%
Commercial & Telecommunication Services	1.9%
Health Care Equipment & Services	0.6%

ProShares Ultra Nasdaq Cybersecurity (Ticker: UCYB)

ProShares Ultra Nasdaq Cybersecurity (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Nasdaq CTA Cybersecurity IndexSM (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for any other period. The Index is maintained by Nasdaq Inc. (the "Index Provider"). The Index was jointly constructed by the Index Provider and Consumer Technology Association ("CTA"). The Index is a modified liquidity-weighted index comprised of companies classified as "cybersecurity" companies by CTA. CTA classifies companies as cybersecurity if they meet one of three elements: (1) companies focused on developing technologies that are designed and implemented to protect computer and communication networks from attacks and other unauthorized use; (2) companies involved in the development of technologies for cybersecurity industry use including government, private and public corporations, financial institutions and various other industries; or (3) companies focused on the protection of priority data from being accessed and exploited by unauthorized external parties. The companies must also meet other eligibility criteria determined by the Index Provider, including minimum market capitalization and liquidity requirements. The Index includes large-, mid-, and small-capitalization companies.

Allocation of Portfolio Holdings & Index Composition as of 11/30/22

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	199%
Total Exposure	199%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Nasdaq CTA Cybersecurity Index – Composition

% of Index
Software & Services	62.6%
Technology Hardware & Equipment	16.2%
Commercial & Professional Services	10.9%
Semiconductors & Semiconductor Services	7.0%
Capital Goods	3.3%

XX :: NOVEMBER 30, 2022 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares Ultra Oil & Gas (Ticker: DIG)

ProShares Ultra Oil & Gas (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones U.S. Oil & GasSM Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index is designed to measure the stock performance of U.S. companies in the oil and gas sector. Component companies typically are engaged in the following activities related to oil and gas sector, among others, exploration and production, integrated oil and gas, oil equipment and services, pipelines, renewable energy equipment companies and alternative fuel producers.

Allocation of Portfolio Holdings & Index Composition as of 11/30/22

Market Exposure

Investment Type	% of Net Assets
Equity Securities	70%
Swap Agreements	130%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	16.6%
Chevron Corp.	11.8%
ConocoPhillips	5.6%
EOG Resources, Inc.	3.0%
Schlumberger Ltd.	2.6%

Dow Jones U.S. Oil & Gas Index – Composition

% of Index
Oil, Gas & Consumable Fuels	90.5%
Energy Equipment & Services	7.7%
Semiconductors & Semiconductor Equipment	0.9%
Electric Equipment	0.5%
Electric Utilities	0.4%

ProShares Ultra QQQ (Ticker: QLD)

ProShares Ultra QQQ (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the NASDAQ-100® Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for any other period. The Index is constructed and maintained by Nasdaq Inc. The Index includes 100 of the largest/domestic and international non-financial companies listed on the Nasdaq Stock Market based on market capitalization. The Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology.

Allocation of Portfolio Holdings & Index Composition as of 11/30/22

Market Exposure

Investment Type	% of Net Assets
Equity Securities	80%
Swap Agreements	113%
Futures Contracts	7%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	10.4%
Microsoft Corp.	8.3%
Amazon.com, Inc.	4.3%
Alphabet, Inc., Class C	2.7%
Alphabet, Inc., Class A	2.6%

NASDAQ-100 Index – Composition

% of Index
Information Technology	50.5%
Communication Services	15.4%
Consumer Discretionary	14.3%
Health Care	7.4%
Consumer Staples	7.1%
Industrials	3.8%
Utilities	1.5%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2022 (UNAUDITED) :: XXI

ProShares Ultra Real Estate (Ticker: URE)

ProShares Ultra Real Estate (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones U.S. Real EstateSM Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index is designed to track the performance of real estate investment trusts ("REITs") and other companies that invest directly or indirectly in real estate through development, management or ownership including property agencies. Component companies include, among others, real estate holding and development and real estate services companies and REITs. REITs are passive investment vehicles that invest primarily in income producing real estate or real estate related loans or interests. The Index is a market cap weighted index that is updated in March, June, September, and December.

Allocation of Portfolio Holdings & Index Composition as of 11/30/22

Market Exposure

Investment Type	% of Net Assets
Equity Securities	85%
Swap Agreements	115%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Prologis, Inc.	7.4%
American Tower Corp.	7.0%
Equinix, Inc.	4.3%
Crown Castle, Inc.	4.2%
Public Storage	3.2%

Dow Jones U.S. Real Estate Index – Composition

% of Index
Equity Real Estate Investment Trusts (REITs)	91.4%
Real Estate Management & Development	3.7%
Professional Services	2.5%
Mortgage Real Estate Investment Trusts (REITs)	2.4%

ProShares Ultra Russell2000 (Ticker: UWM)

ProShares Ultra Russell2000 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Russell 2000® Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for any other period. The Index is constructed and maintained by FTSE Russell. The Index is a measure of small-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index containing approximately 2,000 of the smallest companies in the Russell 3000® Index or approximately 10% of the total market capitalization of the Russell 3000® Index, which in turn represents approximately 97% of the U.S. equity market and includes approximately 3,000 of the largest companies in the U.S. The Russell 3000® Index includes large-, mid-, and small-capitalization companies.

Allocation of Portfolio Holdings & Index Composition as of 11/30/22

Market Exposure

Investment Type	% of Net Assets
Equity Securities	85%
Swap Agreements	109%
Futures Contracts	6%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Shockwave Medical, Inc.	0.3%
Halozyme Therapeutics, Inc.	0.3%
EMCOR Group, Inc.	0.3%
Matador Resources Co.	0.3%
Karuna Therapeutics, Inc.	0.2%

Russell 2000 Index – Composition

% of Index
Financials	17.6%
Health Care	16.2%
Industrials	15.5%
Information Technology	12.7%
Consumer Discretionary	10.7%
Energy	6.9%
Real Estate	6.5%
Materials	4.3%
Consumer Staples	3.5%
Utilities	3.4%
Communication Services	2.7%

XXII :: NOVEMBER 30, 2022 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares Ultra S&P500® (Ticker: SSO)

ProShares Ultra S&P500® (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the S&P 500® (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization, financial viability and public float.

Allocation of Portfolio Holdings & Index Composition as of 11/30/22

Market Exposure

Investment Type	% of Net Assets
Equity Securities	81%
Swap Agreements	113%
Futures Contracts	6%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	5.3%
Microsoft Corp.	4.5%
Amazon.com, Inc.	2.0%
Alphabet, Inc., Class A	1.4%
Berkshire Hathaway, Inc., Class B	1.4%

S&P 500 – Composition

% of Index
Information Technology	26.4%
Health Care	15.2%
Financials	11.6%
Consumer Discretionary	10.4%
Industrials	8.4%
Communication Services	7.5%
Consumer Staples	7.0%
Energy	5.1%
Utilities	3.0%
Materials	2.7%
Real Estate	2.7%

ProShares Ultra Semiconductors (Ticker: USD)

ProShares Ultra Semiconductors (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones U.S. SemiconductorsSM Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index is designed to measure the stock performance of U.S. companies in the semiconductors subsector. Component companies include, among others, those engaged in the production and distribution of semiconductors and other integrated chips, as well as other related products such as semiconductor capital equipment and motherboards.

Allocation of Portfolio Holdings & Index Composition as of 11/30/22

Market Exposure

Investment Type	% of Net Assets
Equity Securities	82%
Swap Agreements	117%
Total Exposure	199%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
NVIDIA Corp.	18.1%
Broadcom, Inc.	9.5%
Texas Instruments, Inc.	7.0%
QUALCOMM, Inc.	6.1%
Advanced Micro Devices, Inc.	5.4%

Dow Jones U.S. Semiconductors
Index – Composition

% of Index
Semiconductors & Semiconductor Equipment	100%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2022 (UNAUDITED) :: XXIII

ProShares Ultra SmallCap600 (Ticker: SAA)

ProShares Ultra SmallCap600 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the S&P SmallCap 600® (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index is a measure of small-cap company U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 600 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization, financial viability and public float.

Allocation of Portfolio Holdings & Index Composition as of 11/30/22

Market Exposure

Investment Type	% of Net Assets
Equity Securities	83%
Swap Agreements	117%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Agree Realty Corp.	0.5%
Helmerich & Payne, Inc.	0.5%
AMN Healthcare Services, Inc.	0.5%
SM Energy Co.	0.5%
Exponent, Inc.	0.5%

S&P SmallCap 600 – Composition

% of Index
Financials	18.8%
Industrials	17.0%
Consumer Discretionary	12.9%
Information Technology	12.6%
Health Care	10.8%
Real Estate	7.7%
Materials	5.8%
Consumer Staples	5.1%
Energy	5.1%
Utilities	2.2%
Communication Services	2.0%

ProShares Ultra Technology (Ticker: ROM)

ProShares Ultra Technology (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones U.S. TechnologySM Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index is designed to measure the stock performance of U.S. companies in the technology industry. Component companies include, among others, those involved in computers and office equipment, software, communications technology, semiconductors, diversified technology services and Internet services.

Allocation of Portfolio Holdings & Index Composition as of 11/30/22

Market Exposure

Investment Type	% of Net Assets
Equity Securities	82%
Swap Agreements	118%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	18.6%
Microsoft Corp.	15.8%
Alphabet, Inc., Class A	5.0%
Alphabet, Inc., Class C	4.5%
NVIDIA Corp.	3.5%

Dow Jones U.S. Technology Index – Composition

% of Index
Software & Services	37.1%
Technology Hardware & Equipment	27.4%
Semiconductors & Semiconductor Equipment	19.5%
Media & Entertainment	14.8%
Retailing	0.7%
Health Care Equipment & Services	0.3%
Telecommunication Services	0.1%
Consumer Durables & Apparel	0.1%

XXIV :: NOVEMBER 30, 2022 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares Ultra Telecommunications (Ticker: LTL)

ProShares Ultra Telecommunications (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones U.S. Select TelecommunicationsSM Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index is designed to measure the stock performance of U.S. companies in the telecommunications sector.

Allocation of Portfolio Holdings & Index Composition as of 11/30/22

Market Exposure

Investment Type	% of Net Assets
Equity Securities	90%
Swap Agreements	110%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Cisco Systems, Inc.	21.7%
Verizon Communications, Inc.	18.7%
Arista Networks, Inc.	4.6%
AT&T, Inc.	4.5%
Motorola Solutions, Inc.	4.3%

Dow Jones U.S. Select Telecommunications Index – Composition

% of Index
Communications Equipment	51.9%
Diversified Telecommunication Services	38.2%
Wireless Telecommunication Services	5.4%
Household Durables	4.5%

ProShares Ultra Utilities (Ticker: UPW)

ProShares Ultra Utilities (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones U.S. UtilitiesSM Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index is designed to measure the stock performance of U.S. companies in the utilities industry. Component companies include, among others, electric utilities, gas utilities, multi-utilities and water utilities. The Index is a market cap weighted index that is updated in March, June, September and December.

Allocation of Portfolio Holdings & Index Composition as of 11/30/22

Market Exposure

Investment Type	% of Net Assets
Equity Securities	81%
Swap Agreements	119%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
NextEra Energy, Inc.	12.1%
Duke Energy Corp.	5.6%
Southern Co. (The)	5.2%
Sempra Energy	3.8%
Dominion Energy, Inc.	3.7%

Dow Jones U.S. Utilities Index – Composition

% of Index
Electric Utilities	62.1%
Multi-Utilities	27.2%
Gas Utilities	4.3%
Water Utilities	3.5%
Independent Power and Renewable Electricity Producers	2.9%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2022 (UNAUDITED) :: XXV

ProShares UltraPro Dow30SM (Ticker: UDOW)

ProShares UltraPro Dow30SM (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times (3x) the daily performance of the Dow Jones Industrial AverageSM (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index is a price weighted index and includes 30 large-cap, "blue-chip" U.S. stocks, excluding utility and transportation companies.

Allocation of Portfolio Holdings & Index Composition as of 11/30/22

Market Exposure

Investment Type	% of Net Assets
Equity Securities	83%
Swap Agreements	214%
Futures Contracts	3%
Total Exposure	300%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
UnitedHealth Group, Inc.	8.6%
Goldman Sachs Group, Inc. (The)	6.1%
Home Depot, Inc. (The)	5.1%
Amgen, Inc.	4.5%
McDonald's Corp.	4.3%

Dow Jones Industrial
Average – Composition

% of Index
Health Care	21.4%
Information Technology	19.2%
Financials	16.6%
Industrials	14.5%
Consumer Discretionary	13.5%
Consumer Staples	7.7%
Energy	3.5%
Communication Services	2.6%
Materials	1.0%

ProShares UltraPro MidCap400 (Ticker: UMDD)

ProShares UltraPro MidCap400 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times (3x) the daily performance of the S&P MidCap 400® (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index is a measure of midsize company U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 400 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization, financial viability and public float.

Allocation of Portfolio Holdings & Index Composition as of 11/30/22

Market Exposure

Investment Type	% of Net Assets
Equity Securities	77%
Swap Agreements	219%
Futures Contracts	4%
Total Exposure	300%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Steel Dynamics, Inc.	0.6%
First Solar, Inc.	0.6%
Fair Isaac Corp.	0.5%
Hubbell, Inc.	0.5%
Carlisle Cos., Inc.	0.5%

S&P MidCap 400 – Composition

% of Index
Industrials	19.4%
Financials	15.1%
Consumer Discretionary	14.3%
Information Technology	12.7%
Health Care	9.8%
Real Estate	7.7%
Materials	7.3%
Consumer Staples	4.0%
Energy	4.0%
Utilities	3.9%
Communication Services	1.8%

XXVI :: NOVEMBER 30, 2022 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares UltraPro QQQ (Ticker: TQQQ)

ProShares UltraPro QQQ (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times (3x) the daily performance of the NASDAQ-100® Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for any other period. The Index is constructed and maintained by Nasdaq Inc. The Index includes 100 of the largest domestic and international non-financial companies listed on The Nasdaq Stock Market based on market capitalization. The Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology.

Allocation of Portfolio Holdings & Index Composition as of 11/30/22

Market Exposure

Investment Type	% of Net Assets
Equity Securities	56%
Swap Agreements	237%
Futures Contracts	7%
Total Exposure	300%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	7.3%
Microsoft Corp.	5.8%
Amazon.com, Inc.	3.0%
Alphabet, Inc., Class C	1.9%
Alphabet, Inc., Class A	1.9%

NASDAQ-100 Index – Composition

% of Index
Information Technology	50.5%
Communication Services	15.4%
Consumer Discretionary	14.3%
Health Care	7.4%
Consumer Staples	7.1%
Industrials	3.8%
Utilities	1.5%

ProShares UltraPro Russell2000 (Ticker: URTY)

ProShares UltraPro Russell2000 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times (3x) the daily performance of the Russell 2000® Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for any other period. The Index is constructed and maintained by FTSE Russell. The Index is a measure of small-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index containing approximately 2,000 of the smallest companies in the Russell 3000® Index or approximately 10% of the total market capitalization of the Russell 3000® Index, which in turn represents approximately 97% of the U.S. equity market and approximately 3,000 of the largest companies in the US. The Russell 3000® Index includes large-, mid-, and small-capitalization companies.

Allocation of Portfolio Holdings & Index Composition as of 11/30/22

Market Exposure

Investment Type	% of Net Assets
Equity Securities	80%
Swap Agreements	212%
Futures Contracts	8%
Total Exposure	300%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Shockwave Medical, Inc.	0.3%
Halozyme Therapeutics, Inc.	0.3%
EMCOR Group, Inc.	0.2%
Matador Resources Co.	0.2%
Karuna Therapeutics, Inc.	0.2%

Russell 2000 Index – Composition

% of Index
Financials	17.6%
Health Care	16.2%
Industrials	15.5%
Information Technology	12.7%
Consumer Discretionary	10.7%
Energy	6.9%
Real Estate	6.5%
Materials	4.3%
Consumer Staples	3.5%
Utilities	3.4%
Communication Services	2.7%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2022 (UNAUDITED) :: XXVII

ProShares UltraPro S&P500® (Ticker: UPRO)

ProShares UltraPro S&P500® (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times (3x) the daily performance of the S&P 500® (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization, financial viability and public float.

Allocation of Portfolio Holdings & Index Composition as of 11/30/22

Market Exposure

Investment Type	% of Net Assets
Equity Securities	73%
Swap Agreements	222%
Futures Contracts	5%
Total Exposure	300%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	4.8%
Microsoft Corp.	4.1%
Amazon.com, Inc.	1.8%
Alphabet, Inc., Class A	1.3%
Berkshire Hathaway, Inc., Class B	1.2%

S&P 500 – Composition

% of Index
Information Technology	26.4%
Health Care	15.2%
Financials	11.6%
Consumer Discretionary	10.4%
Industrials	8.4%
Communication Services	7.5%
Consumer Staples	7.0%
Energy	5.1%
Utilities	3.0%
Materials	2.7%
Real Estate	2.7%

ProShares UltraPro Short 20+ Year Treasury (Ticker: TTT)

ProShares UltraPro Short 20+ Year Treasury (the "Fund") seeks investment results, before fees and expenses, that correspond to three times the inverse (-3x) of the daily performance of the ICE U.S. Treasury 20+ Year Bond Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for any other period. The Index is constructed and maintained by ICE Data Indices, LLC. The Index includes publicly issued U.S. Treasury securities with minimum term to maturity greater than or equal to twenty years and have $300 million or more of outstanding face value, excluding amounts held by the Federal Reserve. In addition, the securities in the Underlying Index must be fixed-rate only, excluding zero-coupon rates and denominated in U.S. dollars. Excluded- from the Underlying Index are inflation-linked securities, Treasury bills, floating rate notes, cash management bills, and any government agency debt issued with or without a government guarantee. The Underlying Index is market value weighted and the securities in the Underlying Index are updated on the last business day of each month.

Allocation of Portfolio Holdings & Index Composition as of 11/30/22

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(301%)
Total Exposure	(301%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

ICE U.S. Treasury 20+ Year Bond Index – Composition

% of Index
20+ Year U.S. Treasury	100%

XXVIII :: NOVEMBER 30, 2022 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares UltraPro Short Dow30SM (Ticker: SDOW)

ProShares UltraPro Short Dow30SM (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times the inverse (-3x) of the daily performance of the Dow Jones Industrial AverageSM (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index is a price-weighted index and includes 30 large-cap, "blue-chip" U.S. stocks, excluding utility and transportation companies.

Allocation of Portfolio Holdings & Index Composition as of 11/30/22

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(299%)
Futures Contracts	(1%)
Total Exposure	(300%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones Industrial Average – Composition

% of Index
Health Care	21.4%
Information Technology	19.2%
Financials	16.6%
Industrials	14.5%
Consumer Discretionary	13.5%
Consumer Staples	7.7%
Energy	3.5%
Communication Services	2.6%
Materials	1.0%

ProShares UltraPro Short MidCap400 (Ticker: SMDD)

ProShares UltraPro Short MidCap400 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times the inverse (-3x) of the daily performance of the S&P MidCap 400® (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index is a measure of mid-size company U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 400 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization, financial viability and public float.

Allocation of Portfolio Holdings & Index Composition as of 11/30/22

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(297%)
Futures Contracts	(3%)
Total Exposure	(300%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P MidCap 400 – Composition

% of Index
Industrials	19.4%
Financials	15.1%
Consumer Discretionary	14.3%
Information Technology	12.7%
Health Care	9.8%
Real Estate	7.7%
Materials	7.3%
Consumer Staples	4.0%
Energy	4.0%
Utilities	3.9%
Communication Services	1.8%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2022 (UNAUDITED) :: XXIX

ProShares UltraPro Short QQQ (Ticker: SQQQ)

ProShares UltraPro Short QQQ (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times the inverse (-3x) of the daily performance of the NASDAQ-100® Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for any other period. The Index is constructed and maintained by Nasdaq Inc. The Index includes 100 of the largest domestic and international non-financial companies listed on The Nasdaq Stock Market based on market capitalization. The Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology.

Allocation of Portfolio Holdings & Index Composition as of 11/30/22

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(300%)
Total Exposure	(300%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

NASDAQ-100 Index – Composition

% of Index
Information Technology	50.5%
Communication Services	15.4%
Consumer Discretionary	14.3%
Health Care	7.4%
Consumer Staples	7.1%
Industrials	3.8%
Utilities	1.5%

ProShares UltraPro Short Russell2000 (Ticker: SRTY)

ProShares UltraPro Short Russell2000 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times the inverse (-3x) of the daily performance of the Russell 2000® Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for any other period. The Index is constructed and maintained by FTSE Russell. The Index is a measure of small-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index containing approximately 2,000 of the smallest companies in the Russell 3000® Index or approximately 10% of the total market capitalization of the Russell 3000® Index, which in turn represents approximately 97% of the U.S. equity market and includes approximately 3,000 of the largest companies in the U.S. The Russell 3000® Index includes large-, mid-, and small-capitalization companies.

Allocation of Portfolio Holdings & Index Composition as of 11/30/22

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(299%)
Futures Contracts	(1%)
Total Exposure	(300%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Russell 2000 Index – Composition

% of Index
Financials	17.6%
Health Care	16.2%
Industrials	15.5%
Information Technology	12.7%
Consumer Discretionary	10.7%
Energy	6.9%
Real Estate	6.5%
Materials	4.3%
Consumer Staples	3.5%
Utilities	3.4%
Communication Services	2.7%

XXX :: NOVEMBER 30, 2022 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares UltraPro Short S&P500® (Ticker: SPXU)

ProShares UltraPro Short S&P500® (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times the inverse (-3x) of the daily performance of the S&P 500® (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization, financial viability and public float.

Allocation of Portfolio Holdings & Index Composition as of 11/30/22

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(296%)
Futures Contracts	(4%)
Total Exposure	(300%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P 500 – Composition

% of Index
Information Technology	26.4%
Health Care	15.2%
Financials	11.6%
Consumer Discretionary	10.4%
Industrials	8.4%
Communication Services	7.5%
Consumer Staples	7.0%
Energy	5.1%
Utilities	3.0%
Materials	2.7%
Real Estate	2.7%

ProShares UltraShort 7-10 Year Treasury (Ticker: PST)

ProShares UltraShort 7-10 Year Treasury (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the ICE U.S. Treasury 7-10 Year Bond Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for any other period. The Index is constructed and maintained by ICE Data Indices, LLC. The Index includes publicly issued U.S. Treasury securities with minimum term to maturity greater than seven years and less than or equal to ten years and have $300 million or more of outstanding face value, excluding amounts held by the Federal Reserve. In addition, the securities in the Underlying Index must be denominated in U.S. dollars and pay a fixed-rate; zero-coupon rate securities are ineligible for the Index. Excluded from the Underlying Index are inflation-linked securities, Treasury bills, cash management bills, and any government agency debt issued with or without a government guarantee. The Underlying Index is market value weighted, and the securities in the Underlying Index are updated on the last business day of each month.

Allocation of Portfolio Holdings & Index Composition as of 11/30/22

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(199%)
Futures Contracts	(3%)
Total Exposure	(202%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

ICE U.S. Treasury 7-10 Year Bond Index – Composition

% of Index
7-10 Year U.S. Treasury	100%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2022 (UNAUDITED) :: XXXI

ProShares UltraShort 20+ Year Treasury (Ticker: TBT)

ProShares UltraShort 20+ Year Treasury (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the ICE U.S. Treasury 20+ Year Bond Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for any other period. The Index is constructed and maintained by ICE Data Indices, LLC. The Index includes publicly-issued U.S. Treasury securities with minimum term to maturity greater than or equal to twenty years and have $300 million or more of outstanding face value, excluding amounts held by the Federal Reserve. In addition, the securities in the Underlying Index must be fixed-rate only, excluding zero-coupon rates and denominated in U.S. dollars. Excluded from the Underlying Index are inflation-linked securities, Treasury bills, floating rate notes, cash management bills, and any government agency debt issued with or without a government guarantee. The Underlying Index is market value weighted, and the securities in the Underlying Index are updated on the last business day of each month.

Allocation of Portfolio Holdings & Index Composition as of 11/30/22

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(201%)
Total Exposure	(201%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

ICE U.S. Treasury 20+ Year Bond Index – Composition

% of Index
20+ Year U.S. Treasury	100%

ProShares UltraShort Basic Materials (Ticker: SMN)

ProShares UltraShort Basic Materials (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Dow Jones U.S. Basic MaterialsSM Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index is designed to measure the stock performance of U.S. companies in the basic materials industry. Component companies include, among others, companies that are involved in the production of aluminum, steel, non-ferrous metals, commodity chemicals, specialty chemicals, forest products, paper products, as well as the mining of precious metals and coal. The Index is a market cap weighted index that is updated in March, June, September and December.

Allocation of Portfolio Holdings & Index Composition as of 11/30/22

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Basic Materials Index – Composition

% of Index
Chemicals	76.0%
Metals & Mining	24.0%

XXXII :: NOVEMBER 30, 2022 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares UltraShort Consumer Goods (Ticker: SZK)

ProShares UltraShort Consumer Goods (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Dow Jones U.S. Consumer GoodsSM Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index is designed to measure the stock performance of U.S. companies in the consumer goods industry. Component companies include, among others, automobiles and auto parts and tires, brewers and distillers, farming and fishing, durable and non-durable household product manufacturers, cosmetic companies, food and tobacco products, clothing, accessories and footwear. The Index is a market cap weighted index that is updated in March, June, September and December.

Allocation of Portfolio Holdings & Index Composition as of 11/30/22

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Consumer Goods Index – Composition

% of Index
Food, Beverage & Tobacco	41.3%
Automobiles & Components	22.8%
Household & Personal Products	17.5%
Consumer Durables & Apparel	12.7%
Media & Entertainment	3.6%
Retailing	1.2%
Food & Staples Retailing	0.5%
Capital Goods	0.4%

ProShares UltraShort Consumer Services (Ticker: SCC)

ProShares UltraShort Consumer Services (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Dow Jones U.S. Consumer ServicesSM Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index is designed to measure the stock performance of U.S. companies in the consumer services industry. Component companies include, among others, airlines, broadcasting and entertainment, apparel and broadline retailers, food and drug retailers, media agencies, publishing, gambling, hotels, restaurants and bars, and travel and tourism. The Index is a market cap weighted index that is updated in March, June, September and December.

Allocation of Portfolio Holdings & Index Composition as of 11/30/22

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Consumer Services Index – Composition

% of Index
Retailing	44.2%
Consumer Services	19.5%
Media & Entertainment	17.3%
Food & Staples Retailing	13.4%
Transportation	3.5%
Health Care Equipment & Services	1.1%
Commercial & Professional Services	1.0%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2022 (UNAUDITED) :: XXXIII

ProShares UltraShort Dow30SM (Ticker: DXD)

ProShares UltraShort Dow30SM (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Dow Jones Industrial AverageSM (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index is a price-weighted index and includes 30 large-cap, "blue-chip" U.S. stocks, excluding utility and transportation companies.

Allocation of Portfolio Holdings & Index Composition as of 11/30/22

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(198%)
Futures Contracts	(2%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones Industrial Average – Composition

% of Index
Health Care	21.4%
Information Technology	19.2%
Financials	16.6%
Industrials	14.5%
Consumer Discretionary	13.5%
Consumer Staples	7.7%
Energy	3.5%
Communication Services	2.6%
Materials	1.0%

ProShares UltraShort Financials (Ticker: SKF)

ProShares UltraShort Financials (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Dow Jones U.S. FinancialsSM Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index is designed to measure the stock performance of U.S. companies in the financials industry. Component companies include: among others, regional banks; major U.S. domiciled international banks; full line, life, and property and casualty insurance companies; companies that invest, directly or indirectly in real estate; diversified financial companies such as credit card issuers, check cashing companies, mortgage lenders and investment advisors; securities brokers and dealers including investment banks, merchant banks and online brokers; and publicly traded stock exchanges. The Index is a market cap weighted index that is updated in March, June, September and December.

Allocation of Portfolio Holdings & Index Composition as of 11/30/22

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Financials Index – Composition

% of Index
Diversified Financials	33.2%
Banks	23.3%
Real Estate	18.3%
Insurance	14.5%
Software & Services	10.2%
Commercial & Professional Services	0.5%

XXXIV :: NOVEMBER 30, 2022 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares UltraShort FTSE China 50 (Ticker: FXP)

ProShares UltraShort FTSE China 50 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the FTSE China 50 Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for any other period. The Index is constructed and maintained by FTSE International Limited. The Index comprises 50 of the largest and most liquid Chinese stocks (H Shares, Red Chips and P Chips) listed and trading on the Hong Kong Exchange (HKEx). Stocks are free-float weighted to ensure that only the investable opportunity set is included within the indexes and individual constituent weights are capped at 9% on a quarterly basis to avoid over-concentration in any one stock.

Allocation of Portfolio Holdings & Index Composition as of 11/30/22

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

FTSE China 50 Index – Composition

% of Index
Consumer Discretionary	32.3%
Financials	28.1%
Communication Services	17.9%
Energy	5.0%
Real Estate	4.3%
Health care	3.5%
Consumer Staples	2.7%
Information Technology	2.5%
Materials	1.8%
Industrials	1.4%
Utilities	0.5%

ProShares UltraShort FTSE Europe (Ticker: EPV)

ProShares UltraShort FTSE Europe (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the FTSE Developed Europe All Cap Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for any other period. The Index is constructed and maintained by FTSE International Limited. The Index is a free float-adjusted market cap weighted index representing the performance of large-, mid- and small-cap companies in Developed European markets, including the United Kingdom.

Allocation of Portfolio Holdings & Index Composition as of 11/30/22

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

FTSE Developed Europe All Cap
Index – Country

% of Index
Britain	23.4%
France	16.1%
Switzerland	15.9%
Germany	12.1%
Netherlands	7.0%
Others	6.5%
Sweden	5.5%
Denmark	4.2%
Spain	3.8%
Italy	3.4%
Finland	2.1%

FTSE Developed Europe All Cap
Index – Composition

% of Index
Financials	16.6%
Industrials	15.3%
Health Care	14.6%
Consumer Staples	12.1%
Consumer Discretionary	10.0%
Materials	7.7%
Information Technology	7.7%
Energy	6.5%
Utilities	4.2%
Communication Services	3.5%
Real Estate	1.8%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2022 (UNAUDITED) :: XXXV

ProShares UltraShort Health Care (Ticker: RXD)

ProShares UltraShort Health Care (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Dow Jones U.S. Health CareSM Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index is designed to measure the stock performance of U.S. companies in the health care industry. Component companies include, among others, health care providers, biotechnology companies, medical supplies, advanced medical devices and pharmaceuticals.

Allocation of Portfolio Holdings & Index Composition as of 11/30/22

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Health Care Index – Composition

% of Index
Pharmaceuticals	29.1%
Health Care Providers & Services	22.3%
Biotechnology	18.3%
Health Care Equipment & Supplies	18.1%
Life Sciences Tools & Services	12.1%
Health Care Technology	0.1%

ProShares UltraShort Industrials (Ticker: SIJ)

ProShares UltraShort Industrials (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Dow Jones U.S. IndustrialsSM Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index is designed to measure the stock performance of U.S. companies in the industrials industry. Component companies include, among others, building materials, heavy construction, factory equipment, heavy machinery, industrial services, pollution control, containers and packaging, industrial diversified, air freight, marine transportation, railroads, trucking, land-transportation equipment, shipbuilding, transportation services, advanced industrial equipment, electric components and equipment, and aerospace. The Index is a market cap weighted index that is updated in March, June, September and December.

Allocation of Portfolio Holdings & Index Composition as of 11/30/22

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Industrials Index – Composition

% of Index
Capital Goods	52.6%
Software & Services	15.9%
Transportation	12.6%
Commercial & Professional Services	7.3%
Materials	5.7%
Technology Hardware & Equipment	5.5%
Pharmaceuticals, Biotechnology & Life Sciences	0.4%

XXXVI :: NOVEMBER 30, 2022 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares UltraShort MidCap400 (Ticker: MZZ)

ProShares UltraShort MidCap400 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the S&P MidCap 400® (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index is a measure of mid-size company U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 400 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization, financial viability and public float.

Allocation of Portfolio Holdings & Index Composition as of 11/30/23

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(190%)
Futures Contracts	(10%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P MidCap 400 – Composition

% of Index
Industrials	19.4%
Financials	15.1%
Consumer Discretionary	14.3%
Information Technology	12.7%
Health Care	9.8%
Real Estate	7.7%
Materials	7.3%
Consumer Staples	4.0%
Energy	4.0%
Utilities	3.9%
Communication Services	1.8%

ProShares UltraShort MSCI Brazil Capped (Ticker: BZQ)

ProShares UltraShort MSCI Brazil Capped (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the MSCI Brazil 25/50 Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for any other period. The Index is constructed and maintained by MSCI Inc. The Index is designed to measure the performance of the large and mid cap segments of the Brazilian market. It applies certain investment limits that are imposed on regulated investment companies, or RICs, under the current US Internal Revenue Code. The Index covers approximately 85% of the free float-adjusted market capitalization in Brazil.

Allocation of Portfolio Holdings & Index Composition as of 11/30/22

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Brazil 25/50 Index – Composition

% of Index
Materials	25.3%
Financials	23.5%
Energy	16.2%
Utilities	9.0%
Industrials	9.0%
Consumer Staples	8.1%
Consumer Discretionary	3.3%
Health Care	3.0%
Communication Services	1.9%
Information Technology	0.7%
PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2022 (UNAUDITED) :: XXXVII

ProShares UltraShort MSCI EAFE (Ticker: EFU)

ProShares UltraShort MSCI EAFE (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the MSCI EAFE Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for any other period. The Index is constructed and maintained by MSCI Inc. The Index covers approximately 85% of the free float-adjusted, market capitalization in developed market countries, excluding the U.S. and Canada.

Allocation of Portfolio Holdings & Index Composition as of 11/30/22

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI EAFE Index – Country

% of Index
Japan	21.8%
United Kingdom	15.6%
France	11.8%
Others	11.1%
Switzerland	10.2%
Germany	8.2%
Australia	8.0%
Netherlands	4.4%
Sweden	3.3%
Hong Kong	2.8%
Denmark	2.8%

MSCI EAFE Index – Composition

% of Index
Financials	18.0%
Industrials	15.2%
Health Care	13.4%
Consumer Discretionary	11.4%
Consumer Staples	10.5%
Information Technology	8.2%
Materials	7.7%
Energy	5.1%
Communication Services	4.5%
Utilities	3.4%
Real Estate	2.6%

ProShares UltraShort MSCI Emerging Markets (Ticker: EEV)

ProShares UltraShort MSCI Emerging Markets (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the MSCI Emerging Markets Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for any other period. The Index is constructed and maintained by MSCI Inc. The Index covers approximately 85% of the free float-adjusted market capitalization in emerging market countries.

Allocation of Portfolio Holdings & Index Composition as of 11/30/22

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Emerging Markets Index – Country

% of Index
China	30.4%
Taiwan	14.8%
India	14.4%
Korea	11.9%
Others	8.7%
Brazil	5.4%
Saudi Arabia	4.1%
South Africa	3.8%
Mexico	2.4%
Thailand	2.1%
Indonesia	2.0%

MSCI Emerging Markets Index – Composition

% of Index
Financials	22.2%
Information Technology	19.6%
Consumer Discretionary	13.4%
Communication Services	9.3%
Materials	9.1%
Consumer Staples	6.3%
Industrials	6.0%
Energy	5.1%
Health Care	4.0%
Utilities	3.0%
Real Estate	2.0%

XXXVIII :: NOVEMBER 30, 2022 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares UltraShort MSCI Japan (Ticker: EWV)

ProShares UltraShort MSCI Japan (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the MSCI Japan Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for any other period. The Index is constructed and maintained by MSCI Inc. The Index adjusts the market capitalization of Index constituents for free float and targets for Index inclusion 85% of the free float-adjusted market capitalization in Japan.

Allocation of Portfolio Holdings & Index Composition as of 11/30/22

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Japan Index – Composition

% of Index
Industrials	22.4%
Consumer Discretionary	18.4%
Information Technology	13.7%
Financials	10.6%
Health Care	10.1%
Communication Services	8.5%
Consumer Staples	6.6%
Materials	4.5%
Real Estate	3.4%
Utilities	1.0%
Energy	0.8%

ProShares UltraShort Nasdaq Biotechnology (Ticker: BIS)

ProShares UltraShort Nasdaq Biotechnology (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the NASDAQ Biotechnology® Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for any other period. The Index is constructed and maintained by Nasdaq Inc. (the "Index Provider"). The Index is a modified capitalization-weighted index that includes securities of Nasdaq listed companies that are classified as either biotechnology or pharmaceutical. The securities also meet other eligibility criteria determined by the Index Provider, including minimum market capitalization and liquidity requirements.

Allocation of Portfolio Holdings & Index Composition as of 11/30/22

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

NASDAQ Biotechnology Index – Composition

% of Index
Biotechnology	81.2%
Pharmaceuticals	12.3%
Life Sciences Tools & Services	5.1%
Health Care Equipment & Supplies	0.8%
Health Care Providers & Services	0.6%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2022 (UNAUDITED) :: XXXIX

ProShares UltraShort Oil & Gas (Ticker: DUG)

ProShares UltraShort Oil & Gas (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Dow Jones U.S. Oil & GasSM Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index is designed to measure the stock performance of U.S. companies in the oil and gas sector. Component companies typically are engaged in the following activities related to the oil and gas sector, among others, exploration and production, integrated oil and gas, oil equipment and services, pipelines, renewable energy equipment companies and alternative fuel producers. The Index is a market cap weighted index that is updated in March, June, September and December.

Allocation of Portfolio Holdings & Index Composition as of 11/30/22

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Oil & Gas Index – Composition

% of Index
Oil, Gas & Consumable Fuels	90.5%
Energy Equipment & Services	7.7%
Semiconductors & Semiconductor Equipment	0.9%
Electric Equipment	0.5%
Electric Utilities	0.4%

ProShares UltraShort QQQ (Ticker: QID)

ProShares UltraShort QQQ (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the NASDAQ-100® Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for any other period. The Index is constructed and maintained by Nasdaq Inc. The Index includes 100 of the largest domestic and international non-financial companies listed on The Nasdaq Stock Market based on market capitalization. The Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology.

Allocation of Portfolio Holdings & Index Composition as of 11/30/22

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(199%)
Futures Contracts	(1%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

NASDAQ-100 Index – Composition

% of Index
Information Technology	50.5%
Communication Services	15.4%
Consumer Discretionary	14.3%
Health Care	7.4%
Consumer Staples	7.1%
Industrials	3.8%
Utilities	1.5%

XL :: NOVEMBER 30, 2022 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares UltraShort Real Estate (Ticker: SRS)

ProShares UltraShort Real Estate (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Dow Jones U.S. Real EstateSM Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index is designed to track the performance of real estate investment trusts ("REITs") and other companies that invest directly or indirectly in real estate through development, management or ownership, including property agencies. Component companies include, among others, real estate holding and development and real estate services companies and REITs. REITs are passive investment vehicles that invest primarily in income producing real estate or real estate related loans or interests. The Index is a market cap weighted index that is updated in March, June, September and December.

Allocation of Portfolio Holdings & Index Composition as of 11/30/22

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Real Estate Index – Composition

% of Index
Equity Real Estate Investment Trusts (REITs)	91.4%
Real Estate Management & Development	3.7%
Professional Services	2.5%
Mortgage Real Estate Investment Trusts (REITs)	2.4%

ProShares UltraShort Russell2000 (Ticker: TWM)

ProShares UltraShort Russell2000 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Russell 2000® Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for any other period. The Index is constructed and maintained by FTSE Russell. The Index is a measure of small-cap U.S. stock market performance. It is a float- adjusted, market capitalization-weighted index containing approximately 2,000 of the smallest companies in the Russell 3000® Index or approximately 10% of the total market capitalization of the Russell 3000® Index, which in turn represents approximately 97% of the U.S. equity market and includes approximately 3,000 of the largest companies in the U.S. The Russell 3000® Index includes large-, mid-, and small-capitalization companies.

Allocation of Portfolio Holdings & Index Composition as of 11/30/22

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(199%)
Futures Contracts	(1%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Russell 2000 Index – Composition

% of Index
Financials	17.6%
Health Care	16.2%
Industrials	15.5%
Information Technology	12.7%
Consumer Discretionary	10.7%
Energy	6.9%
Real Estate	6.5%
Materials	4.3%
Consumer Staples	3.5%
Utilities	3.4%
Communication Services	2.7%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2022 (UNAUDITED) :: XLI

ProShares UltraShort S&P500® (Ticker: SDS)

ProShares UltraShort S&P500® (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the S&P 500® (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization, financial viability and public float.

Allocation of Portfolio Holdings & Index Composition as of 11/30/22

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(197%)
Futures Contracts	(3%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P 500 – Composition

% of Index
Information Technology	26.4%
Health Care	15.2%
Financials	11.6%
Consumer Discretionary	10.4%
Industrials	8.4%
Communication Services	7.5%
Consumer Staples	7.0%
Energy	5.1%
Utilities	3.0%
Materials	2.7%
Real Estate	2.7%

ProShares UltraShort Semiconductors (Ticker: SSG)

ProShares UltraShort Semiconductors (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Dow Jones U.S. SemiconductorsSM Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index is designed to measure the stock performance of U.S. companies in the semiconductors subsector. Component companies include, among others, those engaged in the production and distribution of semiconductors and other integrated chips, as well as other related products such as semiconductor capital equipment and motherboards. The Index is a market cap weighted index that is updated in March, June, September and December.

Allocation of Portfolio Holdings & Index Composition as of 11/30/22

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Semiconductors Index – Composition

% of Index
Semiconductors & Semiconductor Equipment	100%

XLII :: NOVEMBER 30, 2022 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares UltraShort SmallCap600 (Ticker: SDD)

ProShares UltraShort SmallCap600 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the S&P SmallCap 600® (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index is a measure of small-cap company U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 600 U.S. operating companies selected through a process that factors in criteria such as liquidity, price, market capitalization, financial viability and public float.

Allocation of Portfolio Holdings & Index Composition as of 11/30/22

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P SmallCap 600 – Composition

% of Index
Financials	18.8%
Industrials	17.0%
Consumer Discretionary	12.9%
Information Technology	12.6%
Health Care	10.8%
Real Estate	7.7%
Materials	5.8%
Consumer Staples	5.1%
Energy	5.1%
Utilities	2.2%
Communication Services	2.0%

ProShares UltraShort Technology (Ticker: REW)

ProShares UltraShort Technology (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Dow Jones U.S. TechnologySM Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index is designed to measure the stock performance of U.S. companies in the technology industry. Component companies include, among others, those involved in computers and office equipment, software, communications technology, semiconductors, diversified technology services and Internet services. The Index is a market cap weighted index that is updated in March, June, September and December.

Allocation of Portfolio Holdings & Index Composition as of 11/30/22

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Technology Index – Composition

% of Index
Software & Services	37.1%
Technology Hardware & Equipment	27.4%
Semiconductors & Semiconductor Equipment	19.5%
Media & Entertainment	14.8%
Retailing	0.7%
Health Care Equipment & Services	0.3%
Telecommunication Services	0.1%
Consumer Durables & Apparel	0.1%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2022 (UNAUDITED) :: XLIII

ProShares UltraShort Utilities (Ticker: SDP)

ProShares UltraShort Utilities (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Dow Jones U.S. UtilitiesSM Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index is designed to measure the stock performance of U.S. companies in the utilities industry. Component companies include, among others, electric utilities, gas utilities, multi-utilities and water utilities. The Index is a market cap weighted index that is updated in March, June, September and December.

Allocation of Portfolio Holdings & Index Composition as of 11/30/22

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Utilities Index – Composition

% of Index
Electric Utilities	62.1%
Multi-Utilities	27.2%
Gas Utilities	4.3%
Water Utilities	3.5%
Independent Power and Renewable Electricity Producers	2.9%

XLIV :: NOVEMBER 30, 2022 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

EXPENSE EXAMPLES

PROSHARES TRUST EXPENSE EXAMPLES (UNAUDITED) :: XLV

As a shareholder, you incur two types of costs: (1) transaction costs for purchasing and selling shares and (2) ongoing costs, including advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses

The actual expense examples are based on an investment of $1,000 invested at the beginning of a six-month period and held through the period ended, November 30, 2022.

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 =8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The hypothetical expense examples are based on an investment of $1,000 invested at the beginning of a six month period and held through the period ended, November 30, 2022.

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as brokerage charges. Therefore, the second line for each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transaction costs were included, your costs would have been higher.

	Beginning Account Value 6/1/22	Ending Account Value 11/30/22	Expenses Paid During the Period*	Annualized Expense Ratio During Period
Short 7-10 Year Treasury
Actual	$1,000.00	$1,056.30	$4.90	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Short 20+ Year Treasury
Actual	$1,000.00	$1,116.00	$4.88	0.92%
Hypothetical	$1,000.00	$1,020.46	$4.66	0.92%
Short Dow30SM
Actual	$1,000.00	$939.80	$4.62	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Short Financials
Actual	$1,000.00	$981.40	$4.72	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Short FTSE China 50
Actual	$1,000.00	$1,051.70	$4.89	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Short High Yield
Actual	$1,000.00	$1,014.10	$4.80	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Short MidCap400
Actual	$1,000.00	$949.60	$4.64	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Short MSCI EAFE
Actual	$1,000.00	$1,007.70	$4.78	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%

XLVI :: EXPENSE EXAMPLES (UNAUDITED) PROSHARES TRUST

	Beginning Account Value 6/1/22	Ending Account Value 11/30/22	Expenses Paid During the Period*	Annualized Expense Ratio During Period
Short MSCI Emerging Markets
Actual	$1,000.00	$1,055.90	$4.90	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Short QQQ
Actual	$1,000.00	$1,011.20	$4.79	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Short Real Estate
Actual	$1,000.00	$1,073.20	$4.94	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Short Russell2000
Actual	$1,000.00	$956.20	$4.66	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Short S&P500®
Actual	$1,000.00	$991.00	$4.44	0.89%
Hypothetical	$1,000.00	$1,020.61	$4.51	0.89%
Short SmallCap600
Actual	$1,000.00	$966.30	$4.68	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra 7-10 Year Treasury
Actual	$1,000.00	$889.20	$4.50	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra 20+ Year Treasury
Actual	$1,000.00	$764.40	$4.20	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Basic Materials
Actual	$1,000.00	$900.40	$4.53	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Consumer Goods
Actual	$1,000.00	$881.70	$4.48	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Consumer Services
Actual	$1,000.00	$919.50	$4.57	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Dow30SM
Actual	$1,000.00	$1,077.20	$4.95	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Financials
Actual	$1,000.00	$957.20	$4.66	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra FTSE China 50
Actual	$1,000.00	$699.00	$4.05	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%

PROSHARES TRUST EXPENSE EXAMPLES (UNAUDITED) :: XLVII

	Beginning Account Value 6/1/22	Ending Account Value 11/30/22	Expenses Paid During the Period*	Annualized Expense Ratio During Period
Ultra FTSE Europe
Actual	$1,000.00	$888.30	$4.50	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Health Care
Actual	$1,000.00	$1,073.80	$4.94	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra High Yield
Actual	$1,000.00	$932.70	$4.60	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Industrials
Actual	$1,000.00	$1,045.50	$4.87	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra MidCap400
Actual	$1,000.00	$1,008.00	$4.78	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra MSCI Brazil Capped
Actual	$1,000.00	$781.50	$4.24	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra MSCI EAFE
Actual	$1,000.00	$900.00	$4.52	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra MSCI Emerging Markets
Actual	$1,000.00	$821.90	$4.34	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra MSCI Japan
Actual	$1,000.00	$906.50	$4.54	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Nasdaq Biotechnology
Actual	$1,000.00	$1,292.30	$5.46	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Nasdaq Cloud Computing
Actual	$1,000.00	$701.90	$4.05	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Nasdaq Cybersecurity
Actual	$1,000.00	$840.90	$4.38	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Oil & Gas
Actual	$1,000.00	$1,074.70	$4.94	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra QQQ
Actual	$1,000.00	$846.40	$4.40	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%

XLVIII :: EXPENSE EXAMPLES (UNAUDITED) PROSHARES TRUST

	Beginning Account Value 6/1/22	Ending Account Value 11/30/22	Expenses Paid During the Period*	Annualized Expense Ratio During Period
Ultra Real Estate
Actual	$1,000.00	$787.30	$4.26	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Russell2000
Actual	$1,000.00	$975.00	$4.70	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra S&P500®
Actual	$1,000.00	$940.50	$4.43	0.91%
Hypothetical	$1,000.00	$1,020.51	$4.61	0.91%
Ultra Semiconductors
Actual	$1,000.00	$740.70	$4.15	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra SmallCap600
Actual	$1,000.00	$972.70	$4.70	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Technology
Actual	$1,000.00	$802.40	$4.29	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Telecommunications
Actual	$1,000.00	$894.10	$4.51	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Utilities
Actual	$1,000.00	$908.50	$4.55	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraPro Dow30SM
Actual	$1,000.00	$1,076.40	$4.94	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraPro MidCap400
Actual	$1,000.00	$952.60	$4.65	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraPro QQQ
Actual	$1,000.00	$715.90	$3.83	0.89%
Hypothetical	$1,000.00	$1,020.61	$4.51	0.89%
UltraPro Russell2000
Actual	$1,000.00	$899.50	$4.52	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraPro S&P500®
Actual	$1,000.00	$862.80	$4.34	0.93%
Hypothetical	$1,000.00	$1,020.41	$4.71	0.93%
UltraPro Short 20+ Year Treasury
Actual	$1,000.00	$1,285.50	$5.44	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%

PROSHARES TRUST EXPENSE EXAMPLES (UNAUDITED) :: XLIX

	Beginning Account Value 6/1/22	Ending Account Value 11/30/22	Expenses Paid During the Period*	Annualized Expense Ratio During Period
UltraPro Short Dow30SM
Actual	$1,000.00	$768.30	$4.21	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraPro Short MidCap400
Actual	$1,000.00	$756.60	$4.18	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraPro Short QQQ
Actual	$1,000.00	$872.10	$4.46	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraPro Short Russell2000
Actual	$1,000.00	$761.40	$4.19	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraPro Short S&P500®
Actual	$1,000.00	$872.50	$4.22	0.90%
Hypothetical	$1,000.00	$1,020.56	$4.56	0.90%
UltraShort 7-10 Year Treasury
Actual	$1,000.00	$1,105.50	$5.01	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort 20+ Year Treasury
Actual	$1,000.00	$1,212.70	$4.99	0.90%
Hypothetical	$1,000.00	$1,020.56	$4.56	0.90%
UltraShort Basic Materials
Actual	$1,000.00	$936.20	$4.61	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Consumer Goods
Actual	$1,000.00	$1,007.30	$4.78	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Consumer Services
Actual	$1,000.00	$909.70	$4.55	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Dow30SM
Actual	$1,000.00	$859.40	$4.43	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Financials
Actual	$1,000.00	$924.70	$4.58	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort FTSE China 50
Actual	$1,000.00	$1,021.90	$4.82	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort FTSE Europe
Actual	$1,000.00	$949.70	$4.64	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%

L :: EXPENSE EXAMPLES (UNAUDITED) PROSHARES TRUST

	Beginning Account Value 6/1/22	Ending Account Value 11/30/22	Expenses Paid During the Period*	Annualized Expense Ratio During Period
UltraShort Health Care
Actual	$1,000.00	$863.80	$4.44	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Industrials
Actual	$1,000.00	$838.90	$4.38	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort MidCap400
Actual	$1,000.00	$862.60	$4.44	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort MSCI Brazil Capped
Actual	$1,000.00	$922.90	$4.58	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort MSCI EAFE
Actual	$1,000.00	$978.70	$4.71	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort MSCI Emerging Markets
Actual	$1,000.00	$1,077.20	$4.95	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort MSCI Japan
Actual	$1,000.00	$998.80	$4.76	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Nasdaq Biotechnology
Actual	$1,000.00	$652.30	$3.93	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Oil & Gas
Actual	$1,000.00	$700.40	$4.05	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort QQQ
Actual	$1,000.00	$964.30	$4.68	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Real Estate
Actual	$1,000.00	$1,100.20	$5.00	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Russell2000
Actual	$1,000.00	$870.20	$4.45	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort S&P500®
Actual	$1,000.00	$944.70	$4.39	0.90%
Hypothetical	$1,000.00	$1,020.56	$4.56	0.90%
UltraShort Semiconductors
Actual	$1,000.00	$911.40	$4.55	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%

PROSHARES TRUST EXPENSE EXAMPLES (UNAUDITED) :: LI

	Beginning Account Value 6/1/22	Ending Account Value 11/30/22	Expenses Paid During the Period*	Annualized Expense Ratio During Period
UltraShort SmallCap600
Actual	$1,000.00	$893.10	$4.51	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Technology
Actual	$1,000.00	$963.70	$4.68	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Utilities
Actual	$1,000.00	$974.90	$4.70	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 183/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

LII :: EXPENSE EXAMPLES (UNAUDITED) PROSHARES TRUST

SCHEDULE OF PORTFOLIO INVESTMENTS

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2022 (UNAUDITED) :: 1

Investments	Principal Amount	Value
Short-Term Investments — 89.2%
Repurchase Agreements (a) — 48.3%
Repurchase Agreements with various counterparties, rates 3.40% - 3.80%, dated 11/30/2022, due 12/1/2022, total to be received $58,341,948 (Cost $58,335,851)	$58,335,851	$58,335,851
U.S. Treasury Obligations — 40.9%
U.S. Treasury Bills
4.25%, 3/30/2023 (b) (Cost $49,307,486)	50,000,000	49,314,511
Total Short-Term Investments (Cost $107,643,337)		107,650,362
Total Investments — 89.2% (Cost $107,643,337)		107,650,362
Other assets less liabilities — 10.8%		13,033,979
Net Assets — 100.0%		$120,684,341

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  The rate shown was the current yield as of November 30, 2022.

As of November 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,316,696
Aggregate gross unrealized depreciation	(2,853,020)
Net unrealized depreciation	$(1,536,324)
Federal income tax cost	$107,643,337

Futures Contracts Sold

Short 7-10 Year Treasury had the following open short futures contracts as of November 30, 2022:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
U.S. Treasury 10 Year Note	20	3/22/2023	USD	$2,275,938	$(17,848)

Swap Agreementsa

Short 7-10 Year Treasury had the following open non-exchange traded total return swap agreements as of November 30, 2022:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
(48,918,283)	11/6/2023	Bank of America NA	(3.34)%	ICE U.S. Treasury 7-10 Year Bond Index	(2,779,795)	—	2,779,795	—
(31,381,560)	3/20/2023	Citibank NA	(3.36)%	ICE U.S. Treasury 7-10 Year Bond Index	1,309,671	—	(1,309,671)	—
(39,491,362)	1/16/2024	Goldman Sachs International	(3.61)%	ICE U.S. Treasury 7-10 Year Bond Index	(55,377)	—	—	(55,377)
(119,791,205)					(1,525,501)
				Total Unrealized Appreciation	1,309,671
				Total Unrealized Depreciation	(2,835,172)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

See accompanying notes to the financial statements.

2 :: TBX SHORT 7-10 YEAR TREASURY :: NOVEMBER 30, 2022 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

c  Reflects the floating financing rate, as of November 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2022 (UNAUDITED) :: SHORT 7-10 YEAR TREASURY TBX :: 3

Investments	Principal Amount	Value
Short-Term Investments — 101.9%
Repurchase Agreements (a) — 5.7%
Repurchase Agreements with various counterparties, rates 3.40% - 3.80%, dated 11/30/2022, due 12/1/2022, total to be received $26,213,598 (Cost $26,210,857)	$26,210,857	$26,210,857
U.S. Treasury Obligations (b) — 96.2%
U.S. Treasury Bills
2.64%, 12/1/2022 (c)	100,000,000	100,000,000
0.69%, 12/29/2022 (c)	25,000,000	24,926,230
4.25%, 3/16/2023 (c)	75,000,000	74,069,082
4.40%, 3/21/2023 (c)	50,000,000	49,338,281
4.25%, 3/30/2023 (c)	50,000,000	49,314,510
4.15%, 4/6/2023 (c)	50,000,000	49,273,663
4.44%, 5/18/2023 (c)	100,000,000	97,912,600
Total U.S. Treasury Obligations (Cost $444,975,235)		444,834,366
Total Short-Term Investments (Cost $471,186,092)		471,045,223
Total Investments — 101.9% (Cost $471,186,092)		471,045,223
Liabilities in excess of other assets — (1.9%)		(8,991,461)
Net Assets — 100.0%		$462,053,762

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $56,035,741.

(c)  The rate shown was the current yield as of November 30, 2022.

As of November 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$359,278
Aggregate gross unrealized depreciation	(36,870,237)
Net unrealized depreciation	$(36,510,959)
Federal income tax cost	$471,186,092

Futures Contracts Sold

Short 20+ Year Treasury had the following open short futures contracts as of November 30, 2022:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
U.S. Treasury Long Bond	1	3/22/2023	USD	$127,688	$(1,150)

Swap Agreementsa

Short 20+ Year Treasury had the following open non-exchange traded total return swap agreements as of November 30, 2022:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
(127,266,444)	11/6/2023	Bank of America NA	(3.53)%	ICE U.S. Treasury 20+ Year Bond Index	(13,735,994)	13,415,994	320,000	—
(93,900,258)	11/6/2023	Citibank NA	(3.38)%	ICE U.S. Treasury 20+ Year Bond Index	(13,207,677)	13,207,677	—	—
(132,504,697)	1/16/2023	Goldman Sachs International	(3.41)%	ICE U.S. Treasury 20+ Year Bond Index	351,452	(280,478)	(70,974)	—

See accompanying notes to the financial statements.

4 :: TBF SHORT 20+ YEAR TREASURY :: NOVEMBER 30, 2022 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
(14,068,234)	12/7/2023	Morgan Stanley & Co. International plc	(3.66)%	ICE U.S. Treasury 20+ Year Bond Index	(1,060,214)	—	—	(1,060,214)
(99,388,470)	11/6/2023	Societe Generale	(3.55)%	ICE U.S. Treasury 20+ Year Bond Index	(8,716,507)	5,040,507	3,676,000	—
(467,128,103)					(36,368,940)
				Total Unrealized Appreciation	351,452
				Total Unrealized Depreciation	(36,720,392)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2022 (UNAUDITED) :: SHORT 20+ YEAR TREASURY TBF :: 5

Investments	Principal Amount	Value
Short-Term Investments — 97.6%
Repurchase Agreements (a) — 35.0%
Repurchase Agreements with various counterparties, rates 3.40% - 3.80%, dated 11/30/2022, due 12/1/2022, total to be received $111,075,706 (Cost $111,064,098)	$111,064,098	$111,064,098
U.S. Treasury Obligations (b) — 62.6%
U.S. Treasury Bills
2.64%, 12/1/2022 (c)	50,000,000	50,000,000
3.33%, 1/19/2023 (c)	25,000,000	24,867,207
3.25%, 2/23/2023 (c)	75,000,000	74,278,891
4.15%, 4/6/2023 (c)	25,000,000	24,636,831
4.34%, 5/18/2023 (c)	25,000,000	24,478,150
Total U.S. Treasury Obligations (Cost $198,473,822)		198,261,079
Total Short-Term Investments (Cost $309,537,920)		309,325,177
Total Investments — 97.6% (Cost $309,537,920)		309,325,177
Other assets less liabilities — 2.4%		7,663,386
Net Assets — 100.0%		$316,988,563

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $20,946,250.

(c)  The rate shown was the current yield as of November 30, 2022.

As of November 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,312,302
Aggregate gross unrealized depreciation	(16,615,562)
Net unrealized depreciation	$(11,303,260)
Federal income tax cost	$309,537,920

Futures Contracts Sold

Short Dow30SM had the following open short futures contracts as of November 30, 2022:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
DJIA CBOT E-Mini Index	30	12/16/2022	USD	$5,189,850	$(151,377)

Swap Agreementsa

Short Dow30SM had the following open non-exchange traded total return swap agreements as of November 30, 2022:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
(43,479,341)	5/8/2023	Bank of America NA	(4.03)%	Dow Jones Industrial AverageSM	(1,232,103)	—	1,232,103	—
(37,149,413)	11/6/2023	Barclays Capital	(4.03)%	Dow Jones Industrial AverageSM	(7,184,920)	—	7,184,920	—
(127,740,021)	5/8/2023	BNP Paribas SA	(4.13)%	Dow Jones Industrial AverageSM	(835,377)	835,377	—	—
(27,913,944)	4/10/2023	Citibank NA	(4.31)%	Dow Jones Industrial AverageSM	(5,025,031)	5,025,031	—	—

See accompanying notes to the financial statements.

6 :: DOG SHORT DOW30SM :: NOVEMBER 30, 2022 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
(15,150,319)	3/7/2023	Goldman Sachs International	(4.18)%	Dow Jones Industrial AverageSM	(218,214)	—	218,214	—
(42,337,878)	3/7/2023	Societe Generale	(3.93)%	Dow Jones Industrial AverageSM	(1,755,797)	1,755,797	—	—
(17,948,701)	3/7/2023	UBS AG	(4.03)%	Dow Jones Industrial AverageSM	5,312,302	(5,312,302)	—	—
(311,719,617)					(10,939,140)
				Total Unrealized Appreciation	5,312,302
				Total Unrealized Depreciation	(16,251,442)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2022 (UNAUDITED) :: SHORT DOW30SM DOG :: 7

Investments	Principal Amount	Value
Short-Term Investments — 82.1%
Repurchase Agreements (a) — 82.1%
Repurchase Agreements with various counterparties, rates 3.40% - 3.80%, dated 11/30/2022, due 12/1/2022, total to be received $22,998,231 (Cost $22,995,827)	$22,995,827	$22,995,827
Total Investments — 82.1% (Cost $22,995,827)		22,995,827
Other assets less liabilities — 17.9%		4,999,902
Net Assets — 100.0%		$27,995,729

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$676,612
Aggregate gross unrealized depreciation	(2,434,530)
Net unrealized depreciation	$(1,757,918)
Federal income tax cost	$22,995,827

Swap Agreementsa

Short Financials had the following open non-exchange traded total return swap agreements as of November 30, 2022:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
(1,693,653)	5/8/2023	Bank of America NA	(3.73)%	Dow Jones U.S. FinancialsSM Index[f]	31,897	(31,897)	—	—
(5,250,095)	5/8/2023	BNP Paribas SA	(4.03)%	Dow Jones U.S. FinancialsSM Index[f]	535,041	(535,041)	—	—
(936,752)	4/10/2023	Citibank NA	(3.98)%	Dow Jones U.S. FinancialsSM Index[f]	109,674	—	(109,674)	—
(4,865,905)	3/7/2023	Goldman Sachs International	(3.93)%	Dow Jones U.S. FinancialsSM Index[f]	(684,434)	—	684,434	—
(885,475)	3/6/2024	Morgan Stanley & Co. International plc	(3.48)%	Dow Jones U.S. FinancialsSM Index[f]	(50,670)	—	46,000	(4,670)
(8,459,082)	3/7/2023	Societe Generale	(3.93)%	Dow Jones U.S. FinancialsSM Index[f]	(1,507,156)	—	1,507,156	—
(5,879,953)	3/7/2023	UBS AG	(3.93)%	Dow Jones U.S. FinancialsSM Index[f]	(192,270)	—	192,270	—
(27,970,915)					(1,757,918)
				Total Unrealized Appreciation	676,612
				Total Unrealized Depreciation	(2,434,530)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

8 :: SEF SHORT FINANCIALS :: NOVEMBER 30, 2022 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

f  See the Common Stocks section of the Summary Schedule of Portfolio Investments of ProShares Ultra Financials for the components of the underlying reference instrument and their relative weightings.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2022 (UNAUDITED) :: SHORT FINANCIALS SEF :: 9

Investments	Principal Amount	Value
Short-Term Investments — 68.5%
Repurchase Agreements (a) — 68.5%
Repurchase Agreements with various counterparties, rates 3.40% - 3.80%, dated 11/30/2022, due 12/1/2022, total to be received $7,387,138 (Cost $7,386,365)	$7,386,365	$7,386,365
Total Investments — 68.5% (Cost $7,386,365)		7,386,365
Other assets less liabilities — 31.5%		3,397,905
Net Assets — 100.0%		$10,784,270

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,111,031
Aggregate gross unrealized depreciation	(671,208)
Net unrealized appreciation	$439,823
Federal income tax cost	$7,386,365

Swap Agreementsa,f

Short FTSE China 50 had the following open non-exchange traded total return swap agreements as of November 30, 2022:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
(4,003,373)	4/10/2023	Bank of America NA	(2.33)%	iShares® China Large-Cap ETF	(308,161)	—	308,161	—
(1,841,539)	4/10/2023	Citibank NA	(1.08)%	iShares® China Large-Cap ETF	125,123	—	(125,123)	—
(2,380,760)	3/7/2023	Goldman Sachs International	(3.33)%	iShares® China Large-Cap ETF	(363,047)	—	363,047	—
(992,385)	3/7/2023	Societe Generale	(2.18)%	iShares® China Large-Cap ETF	939,373	(939,332)	(41)	—
(1,657,986)	4/10/2023	UBS AG	(2.08)%	iShares® China Large-Cap ETF	46,535	(41,172)	(5,363)	—
(10,876,043)					439,823
				Total Unrealized Appreciation	1,111,031
				Total Unrealized Depreciation	(671,208)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

f  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

10 :: YXI SHORT FTSE CHINA 50 :: NOVEMBER 30, 2022 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 88.4%
Repurchase Agreements (a) — 20.1%
Repurchase Agreements with various counterparties, rates 3.40% - 3.80%, dated 11/30/2022, due 12/1/2022, total to be received $65,283,584 (Cost $65,276,762)	$65,276,762	$65,276,762
U.S. Treasury Obligations — 68.3%
U.S. Treasury Bills
3.84%, 3/23/2023 (b)	125,000,000	123,359,861
4.15%, 4/6/2023 (b)	50,000,000	49,273,663
4.34%, 5/18/2023 (b)	50,000,000	48,956,300
Total U.S. Treasury Obligations (Cost $221,827,522)		221,589,824
Total Short-Term Investments (Cost $287,104,284)		286,866,586
Total Investments — 88.4% (Cost $287,104,284)		286,866,586
Other assets less liabilities — 11.6%		37,644,106
Net Assets — 100.0%		$324,510,692

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  The rate shown was the current yield as of November 30, 2022.

As of November 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,834,005
Aggregate gross unrealized depreciation	(4,948,025)
Net unrealized depreciation	$(2,114,020)
Federal income tax cost	$287,104,284

Swap Agreementsa,f

Short High Yield had the following open non-exchange traded total return swap agreements as of November 30, 2022:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
(9,947,677)	3/7/2024	BNP Paribas SA	(0.83)%	iShares® iBoxx $ High Yield Corporate Bond ETF	(1,967,982)	—	1,967,982	—
(299,692,552)	4/10/2023	Citibank NA	(1.08)%	iShares® iBoxx $ High Yield Corporate Bond ETF	(2,355,058)	—	2,355,058	—
(5,014,556)	3/7/2023	Goldman Sachs International	0.42%	iShares® iBoxx $ High Yield Corporate Bond ETF	2,834,005	(2,825,114)	(8,891)	—
(10,729,145)	3/6/2024	UBS AG	(0.83)%	iShares® iBoxx $ High Yield Corporate Bond ETF	(387,287)	—	387,287	—
(325,383,930)					(1,876,322)
				Total Unrealized Appreciation	2,834,005
				Total Unrealized Depreciation	(4,710,327)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2022 (UNAUDITED) :: SHORT HIGH YIELD SJB :: 11

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

f  In order to facilitate the daily valuation and final settlement of these swap transactions as of the time the Fund calculates its NAV, which differs from the time the Fund's underlying index is calculated, one or more exchange-traded financial products are used as the reference entity, as a surrogate for the respective underlying index.

See accompanying notes to the financial statements.

12 :: SJB SHORT HIGH YIELD :: NOVEMBER 30, 2022 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 96.4%
Repurchase Agreements (a) — 96.4%
Repurchase Agreements with various counterparties, rates 3.40% - 3.80%, dated 11/30/2022, due 12/1/2022, total to be received $12,870,495 (Cost $12,869,149)	$12,869,149	$12,869,149
Total Investments — 96.4% (Cost $12,869,149)		12,869,149
Other assets less liabilities — 3.6%		481,891
Net Assets — 100.0%		$13,351,040

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$294,514
Aggregate gross unrealized depreciation	(204,518)
Net unrealized appreciation	$89,996
Federal income tax cost	$12,869,149

Futures Contracts Sold

Short MidCap400 had the following open short futures contracts as of November 30, 2022:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
S&P Midcap 400 E-Mini Index	1	12/16/2022	USD	$257,980	$(14,202)

Swap Agreementsa

Short MidCap400 had the following open non-exchange traded total return swap agreements as of November 30, 2022:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
(4,101,248)	5/8/2023	Bank of America NA	(3.93)%	S&P MidCap 400®	(109,352)	—	109,352	—
(2,799,469)	5/8/2023	BNP Paribas SA	(3.98)%	S&P MidCap 400®	2,604	(2,604)	—	—
(2,229,780)	4/10/2023	Citibank NA	(4.03)%	S&P MidCap 400®	152,338	—	(152,338)	—
(1,399,735)	3/6/2024	Morgan Stanley & Co. International plc	(3.63)%	S&P MidCap 400®	(80,964)	—	69,000	(11,964)
(2,562,313)	3/7/2023	Societe Generale	(3.56)%	S&P MidCap 400®	139,572	(139,572)	—	—
(13,092,545)					104,198
				Total Unrealized Appreciation	294,514
				Total Unrealized Depreciation	(190,316)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2022 (UNAUDITED) :: SHORT MIDCAP400 MYY :: 13

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

14 :: MYY SHORT MIDCAP400 :: NOVEMBER 30, 2022 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 83.9%
Repurchase Agreements (a) — 43.1%
Repurchase Agreements with various counterparties, rates 3.40% - 3.80%, dated 11/30/2022, due 12/1/2022, total to be received $52,450,018 (Cost $52,444,536)	$52,444,536	$52,444,536
U.S. Treasury Obligations — 40.8%
U.S. Treasury Bills
4.09%, 2/14/2023 (b) (Cost $49,579,427)	50,000,000	49,570,573
Total Short-Term Investments (Cost $102,023,963)		102,015,109
Total Investments — 83.9% (Cost $102,023,963)		102,015,109
Other assets less liabilities — 16.1%		19,546,617
Net Assets — 100.0%		$121,561,726

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  The rate shown was the current yield as of November 30, 2022.

As of November 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(10,535,608)
Net unrealized depreciation	$(10,535,608)
Federal income tax cost	$102,023,963

Swap Agreementsa,f

Short MSCI EAFE had the following open non-exchange traded total return swap agreements as of November 30, 2022:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Reference Instrument	Value and Unrealized Depreciation[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
(33,787,048)	4/10/2023	Citibank NA	(3.43)%	iShares® MSCI EAFE ETF	(4,434,790)	—	4,434,790	—
(31,655,814)	3/7/2023	Goldman Sachs International	(3.88)%	iShares® MSCI EAFE ETF	(2,611,663)	—	2,611,663	—
(19,648,878)	3/7/2023	Societe Generale	(3.03)%	iShares® MSCI EAFE ETF	(2,777,586)	—	2,777,586	—
(35,955,447)	3/7/2023	UBS AG	(3.43)%	iShares® MSCI EAFE ETF	(702,715)	—	702,715	—
(121,047,187)					(10,526,754)
				Total Unrealized Depreciation	(10,526,754)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

f  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2022 (UNAUDITED) :: SHORT MSCI EAFE EFZ :: 15

Investments	Principal Amount	Value
Short-Term Investments — 82.1%
Repurchase Agreements (a) — 82.1%
Repurchase Agreements with various counterparties, rates 3.40% - 3.80%, dated 11/30/2022, due 12/1/2022, total to be received $39,772,797 (Cost $39,768,642)	$39,768,642	$39,768,642
Total Investments — 82.1% (Cost $39,768,642)		39,768,642
Other assets less liabilities — 17.9%		8,662,071
Net Assets — 100.0%		$48,430,713

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,900,333
Aggregate gross unrealized depreciation	(2,160,479)
Net unrealized appreciation	$1,739,854
Federal income tax cost	$39,768,642

Swap Agreementsa,f

Short MSCI Emerging Markets had the following open non-exchange traded total return swap agreements as of November 30, 2022:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
(8,130,243)	5/8/2023	Bank of America NA	(3.03)%	iShares® MSCI Emerging Markets ETF	602,821	(596,199)	(6,622)	—
(8,515,048)	4/10/2023	Citibank NA	(3.28)%	iShares® MSCI Emerging Markets ETF	1,207,773	—	(1,207,773)	—
(10,355,207)	3/7/2023	Goldman Sachs International	(3.33)%	iShares® MSCI Emerging Markets ETF	1,962,326	(1,946,351)	(15,975)	—
(460,780)	4/10/2023	Morgan Stanley & Co. International plc	(3.28)%	iShares® MSCI Emerging Markets ETF	127,413	—	(127,413)	—
(9,949,681)	3/7/2023	Societe Generale	(2.13)%	iShares® MSCI Emerging Markets ETF	(890,210)	—	890,210	—
(10,784,412)	4/10/2024	UBS AG	(2.73)%	iShares® MSCI Emerging Markets ETF	(1,270,269)	—	1,270,269	—
(48,195,371)					1,739,854
				Total Unrealized Appreciation	3,900,333
				Total Unrealized Depreciation	(2,160,479)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

See accompanying notes to the financial statements.

16 :: EUM SHORT MSCI EMERGING MARKETS :: NOVEMBER 30, 2022 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

f  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2022 (UNAUDITED) :: SHORT MSCI EMERGING MARKETS EUM :: 17

Investments	Principal Amount	Value
Short-Term Investments — 95.9%
Repurchase Agreements (a) — 16.8%
Repurchase Agreements with various counterparties, rates 3.40% - 3.80%, dated 11/30/2022, due 12/1/2022, total to be received $229,326,085 (Cost $229,302,119)	$229,302,119	$229,302,119
U.S. Treasury Obligations (b) — 79.1%
U.S. Treasury Bills
2.64%, 12/1/2022 (c)	50,000,000	50,000,000
3.03%, 12/27/2022 (c)	75,000,000	74,789,563
0.69%, 12/29/2022 (c)	40,000,000	39,881,968
3.62%, 1/17/2023 (c)	50,000,000	49,738,309
3.33%, 1/19/2023 (c)	225,000,000	223,804,858
3.37%, 1/26/2023 (c)	100,000,000	99,370,000
3.25%, 2/16/2023 (c)	50,000,000	49,559,264
3.68%, 3/16/2023 (c)	100,000,000	98,758,776
4.40%, 3/21/2023 (c)	50,000,000	49,338,281
3.84%, 3/23/2023 (c)	100,000,000	98,687,889
4.25%, 3/30/2023 (c)	50,000,000	49,314,511
4.15%, 4/6/2023 (c)	75,000,000	73,910,494
4.42%, 5/18/2023 (c)	125,000,000	122,390,750
Total U.S. Treasury Obligations (Cost $1,080,535,681)		1,079,544,663
Total Short-Term Investments (Cost $1,309,837,800)		1,308,846,782
Total Investments — 95.9% (Cost $1,309,837,800)		1,308,846,782
Other assets less liabilities — 4.1%		56,600,537
Net Assets — 100.0%		$1,365,447,319

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $135,654,684.

(c)  The rate shown was the current yield as of November 30, 2022.

As of November 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$94,008,138
Aggregate gross unrealized depreciation	(79,119,079)
Net unrealized appreciation	$14,889,059
Federal income tax cost	$1,309,837,800

Futures Contracts Sold

Short QQQ had the following open short futures contracts as of November 30, 2022:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
NASDAQ 100 E-Mini Index	30	12/16/2022	USD	$7,225,350	$53,150

Swap Agreementsa

Short QQQ had the following open non-exchange traded total return swap agreements as of November 30, 2022:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
(93,497,626)	5/8/2023	Bank of America NA	(4.13)%	NASDAQ-100 Index®	22,037,500	(22,037,500)	—	—
(257,852,306)	11/6/2023	Barclays Capital	(4.03)%	NASDAQ-100 Index®	(21,189,070)	—	21,189,070	—

See accompanying notes to the financial statements.

18 :: PSQ SHORT QQQ :: NOVEMBER 30, 2022 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
(110,628,432)	11/6/2023	BNP Paribas SA	(4.18)%	NASDAQ-100 Index®	(18,520,613)	18,520,613	—	—
(184,529,090)	11/6/2023	Citibank NA	(4.31)%	NASDAQ-100 Index®	(17,078,063)	17,078,063	—	—
(68,751,793)	3/7/2023	Goldman Sachs International	(4.18)%	NASDAQ-100 Index®	33,648,721	(33,440,774)	(207,947)	—
(145,311,095)	5/8/2023	J.P. Morgan Securities	(3.98)%	NASDAQ-100 Index®	16,026,044	(16,026,044)	—	—
(59,488,647)	3/6/2024	Morgan Stanley & Co. International plc	(3.63)%	NASDAQ-100 Index®	(10,104,507)	10,104,507	—	—
(269,365,074)	3/7/2023	Societe Generale	(4.38)%	NASDAQ-100 Index®	(11,227,983)	11,227,983	—	—
(168,706,289)	3/7/2023	UBS AG	(3.98)%	NASDAQ-100 Index®	22,234,898	(22,114,003)	(120,895)	—
(1,358,130,352)					15,826,927
				Total Unrealized Appreciation	93,947,163
				Total Unrealized Depreciation	(78,120,236)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2022 (UNAUDITED) :: SHORT QQQ PSQ :: 19

Investments	Principal Amount	Value
Short-Term Investments — 83.6%
Repurchase Agreements (a) — 83.6%
Repurchase Agreements with various counterparties, rates 3.40% - 3.80%, dated 11/30/2022, due 12/1/2022, total to be received $51,872,175 (Cost $51,866,756)	$51,866,756	$51,866,756
Total Investments — 83.6% (Cost $51,866,756)		51,866,756
Other assets less liabilities — 16.4%		10,183,188
Net Assets — 100.0%		$62,049,944

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,528,975
Aggregate gross unrealized depreciation	(2,642,447)
Net unrealized depreciation	$(1,113,472)
Federal income tax cost	$51,866,756

See accompanying notes to the financial statements.

Swap Agreementsa

Short Real Estate had the following open non-exchange traded total return swap agreements as of November 30, 2022:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
(34,460,420)	5/8/2023	Bank of America NA	(4.18)%	Dow Jones U.S. Real EstateSM Index	(289,640)	—	289,640	—
(18,259,691)	5/8/2023	BNP Paribas SA	(4.03)%	Dow Jones U.S. Real EstateSM Index	777,861	(775,318)	(2,543)	—
(1,797,001)	3/6/2024	Morgan Stanley & Co. International plc	(3.48)%	Dow Jones U.S. Real EstateSM Index	(128,491)	—	89,000	(39,491)
(3,319,566)	3/7/2023	Societe Generale	(3.88)%	Dow Jones U.S. Real EstateSM Index	751,114	(751,114)	—	—
(4,208,017)	3/7/2023	UBS AG	(3.58)%	Dow Jones U.S. Real EstateSM Index	(2,224,316)	—	2,224,316	—
(62,044,695)					(1,113,472)
				Total Unrealized Appreciation	1,528,975
				Total Unrealized Depreciation	(2,642,447)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

20 :: REK SHORT REAL ESTATE :: NOVEMBER 30, 2022 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 96.2%
Repurchase Agreements (a) — 2.8%
Repurchase Agreements with various counterparties, rates 3.40% - 3.80%, dated 11/30/2022, due 12/1/2022, total to be received $12,791,496 (Cost $12,790,158)	$12,790,158	$12,790,158
U.S. Treasury Obligations (b) — 93.4%
U.S. Treasury Bills
3.03%, 12/27/2022 (c)	75,000,000	74,789,563
0.69%, 12/29/2022 (c)	25,000,000	24,926,230
3.84%, 3/23/2023 (c)	175,000,000	172,703,806
4.15%, 4/6/2023 (c)	75,000,000	73,910,494
4.34%, 5/18/2023 (c)	75,000,000	73,434,450
Total U.S. Treasury Obligations (Cost $420,212,055)		419,764,543
Total Short-Term Investments (Cost $433,002,213)		432,554,701
Total Investments — 96.2% (Cost $433,002,213)		432,554,701
Other assets less liabilities — 3.8%		16,956,273
Net Assets — 100.0%		$449,510,974

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $46,362,218.

(c)  The rate shown was the current yield as of November 30, 2022.

As of November 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$29,312,410
Aggregate gross unrealized depreciation	(21,068,053)
Net unrealized appreciation	$8,244,357
Federal income tax cost	$433,002,213

Futures Contracts Sold

Short Russell2000 had the following open short futures contracts as of November 30, 2022:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
Russell 2000 E-Mini Index	122	12/16/2022	USD	$11,513,750	$(214,691)

Swap Agreementsa

Short Russell2000 had the following open non-exchange traded total return swap agreements as of November 30, 2022:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
(29,108,043)	3/6/2024	Bank of America NA	(3.18)%	Russell 2000® Index	(4,491,031)	4,371,031	120,000	—
(11,787,352)	11/6/2023	Barclays Capital	(3.93)%	Russell 2000® Index	(253,383)	—	253,383	—
(47,096,583)	5/8/2023	BNP Paribas SA	(3.68)%	Russell 2000® Index	6,486,660	(6,411,817)	(74,843)	—
(168,880,982)	4/10/2023	Citibank NA	(3.64)%	Russell 2000® Index	(7,720,129)	7,720,129	—	—
(42,762,037)	3/7/2023	Goldman Sachs International	(3.83)%	Russell 2000® Index	22,825,749	(22,669,669)	(156,080)	—
(2,294,081)	3/6/2024	Morgan Stanley & Co. International plc	(3.53)%	Russell 2000® Index	(91,832)	—	91,832	—

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2022 (UNAUDITED) :: SHORT RUSSELL2000 RWM :: 21

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
(82,702,008)	3/7/2023	Societe Generale	(3.48)%	Russell 2000® Index	(6,561,376)	6,561,376	—	—
(53,391,461)	3/7/2023	UBS AG	(3.33)%	Russell 2000® Index	(1,288,098)	—	1,288,098	—
(438,022,547)					8,906,560
				Total Unrealized Appreciation	29,312,409
				Total Unrealized Depreciation	(20,405,849)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

22 :: RWM SHORT RUSSELL2000 :: NOVEMBER 30, 2022 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 96.5%
Repurchase Agreements (a) — 13.1%
Repurchase Agreements with various counterparties, rates 3.40% - 3.80%, dated 11/30/2022, due 12/1/2022, total to be received $323,878,796 (Cost $323,844,949)	$323,844,949	$323,844,949
U.S. Treasury Obligations (b) — 83.4%
U.S. Treasury Bills
2.59%, 12/1/2022 (c)	250,000,000	250,000,000
3.03%, 12/27/2022 (c)	150,000,000	149,579,126
2.70%, 12/29/2022 (c)	225,000,000	224,336,073
3.01%, 1/12/2023 (c)	250,000,000	248,863,957
3.62%, 1/17/2023 (c)	150,000,000	149,214,929
3.33%, 1/19/2023 (c)	225,000,000	223,804,858
3.37%, 1/26/2023 (c)	75,000,000	74,527,500
4.09%, 2/14/2023 (c)	150,000,000	148,711,719
3.16%, 2/23/2023 (c)	300,000,000	297,115,563
3.68%, 3/16/2023 (c)	200,000,000	197,517,552
3.84%, 3/23/2023 (c)	100,000,000	98,687,889
Total U.S. Treasury Obligations (Cost $2,064,514,667)		2,062,359,166
Total Short-Term Investments (Cost $2,388,359,616)		2,386,204,115
Total Investments — 96.5% (Cost $2,388,359,616)		2,386,204,115
Other assets less liabilities — 3.5%		86,358,803
Net Assets — 100.0%		$2,472,562,918

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $260,620,389.

(c)  The rate shown was the current yield as of November 30, 2022.

As of November 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$51,119,132
Aggregate gross unrealized depreciation	(69,582,337)
Net unrealized depreciation	$(18,463,205)
Federal income tax cost	$2,388,359,616

Futures Contracts Sold

Short S&P500® had the following open short futures contracts as of November 30, 2022:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
S&P 500 E-Mini Index	456	12/16/2022	USD	$93,052,500	$(4,245,122)

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2022 (UNAUDITED) :: SHORT S&P500® SH :: 23

Swap Agreementsa

Short S&P500® had the following open non-exchange traded total return swap agreements as of November 30, 2022:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
(266,696,390)	11/6/2023	Bank of America NA	(3.88)%	S&P 500®	(49,360,071)	49,360,071	—	—
(375,512,924)	5/8/2023	BNP Paribas SA	(4.13)%	S&P 500®	6,983,295	(6,875,225)	(108,070)	—
(82,667,109)	4/10/2023	Citibank NA	(4.31)%	S&P 500®	15,492,142	—	(15,492,142)	—
(662,895,472)	3/7/2023	Goldman Sachs International	(4.18)%	S&P 500®	11,601,275	(11,153,752)	(447,523)	—
(421,042,871)	5/8/2023	J.P. Morgan Securities	(3.98)%	S&P 500®	(5,394,567)	5,394,567	—	—
(115,711,920)	3/6/2024	Morgan Stanley & Co. International plc	(3.63)%	S&P 500®	(7,685,458)	6,485,458	1,200,000	—
(288,590,260)	3/7/2023	Societe Generale	(4.03)%	S&P 500®	17,042,420	(16,993,344)	(49,076)	—
(166,532,578)	3/7/2023	UBS AG	(3.98)%	S&P 500®	(741,618)	—	741,618	—
(2,379,649,524)					(12,062,582)
				Total Unrealized Appreciation	51,119,132
				Total Unrealized Depreciation	(63,181,714)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

24 :: SH SHORT S&P500® :: NOVEMBER 30, 2022 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 88.3%
Repurchase Agreements (a) — 88.3%
Repurchase Agreements with various counterparties, rates 3.40% - 3.80%, dated 11/30/2022, due 12/1/2022, total to be received $23,663,881 (Cost $23,661,411)	$23,661,411	$23,661,411
Total Investments — 88.3% (Cost $23,661,411)		23,661,411
Other assets less liabilities — 11.7%		3,131,667
Net Assets — 100.0%		$26,793,078

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$42,653
Aggregate gross unrealized depreciation	(597,472)
Net unrealized depreciation	$(554,819)
Federal income tax cost	$23,661,411

Swap Agreementsa

Short SmallCap600 had the following open non-exchange traded total return swap agreements as of November 30, 2022:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
(7,046,461)	3/6/2024	Bank of America NA	(3.83)%	S&P SmallCap 600®	(244,114)	—	244,114	—
(9,316,946)	4/10/2023	Citibank NA	(3.98)%	S&P SmallCap 600®	42,653	—	(42,653)	—
(1,720,893)	3/6/2024	Morgan Stanley & Co. International plc	(3.48)%	S&P SmallCap 600®	(82,423)	—	82,423	—
(4,466,365)	3/7/2023	Societe Generale	(3.48)%	S&P SmallCap 600®	(144,737)	—	144,737	—
(4,251,253)	3/6/2024	UBS AG	(3.68)%	S&P SmallCap 600®	(126,198)	—	126,198	—
(26,801,918)					(554,819)
				Total Unrealized Appreciation	42,653
				Total Unrealized Depreciation	(597,472)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2022 (UNAUDITED) :: SHORT SMALLCAP600 SBB :: 25

Investments	Principal Amount	Value
Short-Term Investments — 85.9%
Repurchase Agreements (a) — 85.9%
Repurchase Agreements with various counterparties, rates 3.40% - 3.80%, dated 11/30/2022, due 12/1/2022, total to be received $8,409,112 (Cost $8,408,234)	$8,408,234	$8,408,234
Total Investments — 85.9% (Cost $8,408,234)		8,408,234
Other assets less liabilities — 14.1%		1,377,443
Net Assets — 100.0%		$9,785,677

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$196,837
Aggregate gross unrealized depreciation	(3,420,599)
Net unrealized depreciation	$(3,223,762)
Federal income tax cost	$8,408,234

Futures Contracts Purchased

Ultra 7-10 Year Treasury had the following open long futures contracts as of November 30, 2022:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
U.S. Treasury 10 Year Note	2	3/22/2023	USD	$227,594	$1,746

Swap Agreementsa

Ultra 7-10 Year Treasury had the following open non-exchange traded total return swap agreements as of November 30, 2022:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
4,446,757	11/6/2023	Bank of America NA	3.34%	ICE U.S. Treasury 7-10 Year Bond Index	195,091	—	—	195,091
7,109,209	11/6/2023	Citibank NA	3.68%	ICE U.S. Treasury 7-10 Year Bond Index	(859,368)	—	859,368	—
7,750,901	11/6/2023	Goldman Sachs International	3.61%	ICE U.S. Treasury 7-10 Year Bond Index	(2,561,231)	—	2,561,231	—
19,306,867					(3,225,508)
				Total Unrealized Appreciation	195,091
				Total Unrealized Depreciation	(3,420,599)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

26 :: UST ULTRA 7-10 YEAR TREASURY :: NOVEMBER 30, 2022 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2022 (UNAUDITED) :: ULTRA 7-10 YEAR TREASURY UST :: 27

Investments	Principal Amount	Value
Short-Term Investments — 83.4%
Repurchase Agreements (a) — 83.4%
Repurchase Agreements with various counterparties, rates 3.40% - 3.80%, dated 11/30/2022, due 12/1/2022, total to be received $37,559,792 (Cost $37,555,866)	$37,555,866	$37,555,866
Total Investments — 83.4% (Cost $37,555,866)		37,555,866
Other assets less liabilities — 16.6%		7,469,827
Net Assets — 100.0%		$45,025,693

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,661,363
Aggregate gross unrealized depreciation	(514,580)
Net unrealized appreciation	$3,146,783
Federal income tax cost	$37,555,866

Futures Contracts Purchased

Ultra 20+ Year Treasury had the following open long futures contracts as of November 30, 2022:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
U.S. Treasury Long Bond	28	3/22/2023	USD	$3,575,250	$5,034

Swap Agreementsa

Ultra 20+ Year Treasury had the following open non-exchange traded total return swap agreements as of November 30, 2022:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
17,765,345	2/20/2024	Bank of America NA	3.53%	ICE U.S. Treasury 20+ Year Bond Index	1,593,885	(1,593,885)	—	—
28,480,995	3/20/2023	Citibank NA	3.75%	ICE U.S. Treasury 20+ Year Bond Index	820,724	—	(670,000)	150,724
20,007,547	1/16/2024	Goldman Sachs International	3.41%	ICE U.S. Treasury 20+ Year Bond Index	(514,580)	—	514,580	—
21,482,600	2/20/2024	Societe Generale	3.97%	ICE U.S. Treasury 20+ Year Bond Index	1,241,720	(1,241,720)	—	—
87,736,487					3,141,749
				Total Unrealized Appreciation	3,656,329
				Total Unrealized Depreciation	(514,580)

See accompanying notes to the financial statements.

28 :: UBT ULTRA 20+ YEAR TREASURY :: NOVEMBER 30, 2022 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2022 (UNAUDITED) :: ULTRA 20+ YEAR TREASURY UBT :: 29

Investments	Shares	Value
Common Stocks (a) — 79.0%
Chemicals — 60.0%
Air Products and Chemicals, Inc.	9,761	$3,027,472
Albemarle Corp.	5,145	1,430,259
Ashland, Inc.	2,192	245,219
Axalta Coating Systems Ltd.*	9,704	260,455
Celanese Corp.	4,388	470,832
CF Industries Holdings, Inc.	8,769	948,718
Chemours Co. (The)	6,827	211,978
Corteva, Inc.	31,599	2,122,189
Dow, Inc.	31,605	1,610,907
DuPont de Nemours, Inc.	22,043	1,554,252
Eastman Chemical Co.	5,406	468,268
Ecolab, Inc.	10,913	1,635,095
Element Solutions, Inc.	10,040	196,382
FMC Corp.	5,544	724,268
Ginkgo Bioworks Holdings, Inc.*(b)	36,227	72,092
Huntsman Corp.	8,331	231,435
International Flavors & Fragrances, Inc.	11,219	1,187,195
Linde plc	21,934	7,380,352
LyondellBasell Industries NV, Class A	11,184	950,752
Mosaic Co. (The)	15,196	779,555
NewMarket Corp.	305	96,386
Olin Corp.	5,940	338,461
PPG Industries, Inc.	10,342	1,398,445
RPM International, Inc.	5,674	587,940
Scotts Miracle-Gro Co. (The)	1,779	99,500
Valvoline, Inc.	7,790	256,914
Westlake Corp.	1,520	163,628
		28,448,949
Metals & Mining — 19.0%
Alcoa Corp.	7,920	397,030
Cleveland-Cliffs, Inc.*	22,747	352,124
Commercial Metals Co.	5,303	261,014
Freeport-McMoRan, Inc.	62,968	2,506,126
MP Materials Corp.*	4,062	135,061
Newmont Corp.	34,930	1,658,127
Nucor Corp.	11,521	1,727,574
Reliance Steel & Aluminum Co.	2,648	559,496
Royal Gold, Inc.	2,888	324,409
Steel Dynamics, Inc.	7,627	792,674
United States Steel Corp.	10,439	274,441
		8,988,076
Total Common Stocks (Cost $38,941,743)		37,437,025
Investments	Shares	Value
Securities Lending Reinvestments (c) — 0.1%
Investment Companies — 0.1%
BlackRock Liquidity FedFund, Institutional Class 3.55% (Cost $65,208)	65,208	$65,208
	Principal Amount
Short-Term Investments — 14.9%
Repurchase Agreements (d) — 14.9%
Repurchase Agreements with various counterparties, rates 3.40% - 3.80%, dated 11/30/2022, due 12/1/2022, total to be received $7,044,909 (Cost $7,044,174)	$7,044,174	7,044,174
Total Investments — 94.0% (Cost $46,051,125)		44,546,407
Other assets less liabilities — 6.0%		2,859,562
Net Assets — 100.0%		$47,405,969

*  Non-income producing security.

(a)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $13,632,939.

(b)  The security or a portion of this security is on loan at November 30, 2022. The total value of securities on loan at November 30, 2022 was $64,882, collateralized in the form of cash with a value of $65,208 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments.

(c)  The security was purchased with cash collateral held from securities on loan at November 30, 2022. The total value of securities purchased was $65,208.

(d)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,659,718
Aggregate gross unrealized depreciation	(11,691,158)
Net unrealized depreciation	$(8,031,440)
Federal income tax cost	$46,299,507

See accompanying notes to the financial statements.

30 :: UYM ULTRA BASIC MATERIALS :: NOVEMBER 30, 2022 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreementsa

Ultra Basic Materials had the following open non-exchange traded total return swap agreements as of November 30, 2022:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
8,324,668	5/8/2023	Bank of America NA	4.18%	Dow Jones U.S. Basic MaterialsSM Index	(1,095,109)	—	1,095,109	—
9,344,791	4/10/2023	Citibank NA	4.13%	Dow Jones U.S. Basic MaterialsSM Index	(56,036)	55,478	558	—
10,932,567	3/7/2023	Goldman Sachs International	4.43%	Dow Jones U.S. Basic MaterialsSM Index	(882,644)	—	882,644	—
116,286	3/6/2024	Morgan Stanley & Co. International plc	4.43%	Dow Jones U.S. Basic MaterialsSM Index	8,888	—	—	8,888
11,685,949	3/7/2023	Societe Generale	4.38%	Dow Jones U.S. Basic MaterialsSM Index	(1,613,892)	1,613,389	503	—
16,860,414	3/7/2023	UBS AG	4.18%	Dow Jones U.S. Basic MaterialsSM Index	(2,639,547)	—	2,639,547	—
57,264,675					(6,278,340)
				Total Unrealized Appreciation	8,888
				Total Unrealized Depreciation	(6,287,228)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2022 (UNAUDITED) :: ULTRA BASIC MATERIALS UYM :: 31

Investments	Shares	Value
Common Stocks (a) — 88.5%
Auto Components — 1.8%
Aptiv plc*	581	$61,975
Autoliv, Inc.	167	14,763
BorgWarner, Inc.	507	21,553
Fox Factory Holding Corp.*	90	9,549
Gentex Corp.	503	14,537
Lear Corp.	127	18,318
QuantumScape Corp.*(b)	584	4,374
		145,069
Automobiles — 18.3%
Ford Motor Co.	8,466	117,677
General Motors Co.	3,125	126,750
Harley-Davidson, Inc.	285	13,432
Lucid Group, Inc.*(b)	1,257	12,746
Rivian Automotive, Inc., Class A*(b)	1,169	37,455
Tesla, Inc.*	5,712	1,112,127
Thor Industries, Inc.	117	10,078
		1,430,265
Beverages — 17.9%
Boston Beer Co., Inc. (The), Class A*	22	8,456
Brown-Forman Corp., Class B	392	28,624
Celsius Holdings, Inc.*	87	9,687
Coca-Cola Co. (The)	8,344	530,762
Constellation Brands, Inc., Class A	345	88,786
Keurig Dr Pepper, Inc.	1,821	70,418
Molson Coors Beverage Co., Class B	404	22,264
Monster Beverage Corp.*	824	84,757
National Beverage Corp.	50	2,576
PepsiCo, Inc.	2,959	548,924
		1,395,254
Distributors — 1.1%
Genuine Parts Co.	304	55,732
Pool Corp.	85	28,000
		83,732
Entertainment — 3.2%
Activision Blizzard, Inc.	1,526	112,848
Electronic Arts, Inc.	567	74,152
Playtika Holding Corp.*	224	2,117
ROBLOX Corp., Class A*	772	24,526
Take-Two Interactive Software, Inc.*	336	35,512
		249,155
Food & Staples Retailing — 0.5%
Performance Food Group Co.*	332	20,245
US Foods Holding Corp.*	439	16,059
		36,304
Investments	Shares	Value
Common Stocks (a) (continued)
Food Products — 12.2%
Archer-Daniels-Midland Co.	1,202	$117,195
Bunge Ltd.	326	34,178
Campbell Soup Co.	431	23,132
Conagra Brands, Inc.	1,031	39,157
Darling Ingredients, Inc.*	345	24,781
Flowers Foods, Inc.	414	12,441
General Mills, Inc.	1,277	108,928
Hershey Co. (The)	315	74,079
Hormel Foods Corp.	620	29,140
Ingredion, Inc.	139	13,618
J M Smucker Co. (The)	230	35,422
Kellogg Co.	547	39,904
Kraft Heinz Co. (The)	1,707	67,170
Lamb Weston Holdings, Inc.	308	26,765
Lancaster Colony Corp.	41	8,493
McCormick & Co., Inc. (Non-Voting)	537	45,742
Mondelez International, Inc., Class A	2,937	198,571
Pilgrim's Pride Corp.*	97	2,537
Post Holdings, Inc.*	117	10,952
Tyson Foods, Inc., Class A	620	41,094
		953,299
Household Durables — 3.2%
DR Horton, Inc.	679	58,394
Helen of Troy Ltd.*	51	5,026
Leggett & Platt, Inc.	284	10,113
Lennar Corp., Class A	547	48,043
Lennar Corp., Class B	31	2,251
Mohawk Industries, Inc.*	112	11,349
Newell Brands, Inc.	808	10,480
NVR, Inc.*	7	32,473
PulteGroup, Inc.	496	22,211
Tempur Sealy International, Inc.	369	11,723
Toll Brothers, Inc.	229	10,971
TopBuild Corp.*	70	10,786
Whirlpool Corp.	117	17,144
		250,964
Household Products — 13.9%
Church & Dwight Co., Inc.	520	42,572
Clorox Co. (The)	264	39,244
Colgate-Palmolive Co.	1,788	138,534
Kimberly-Clark Corp.	724	98,196
Procter & Gamble Co. (The)	5,122	763,998
Reynolds Consumer Products, Inc.	117	3,739
		1,086,283
Leisure Products — 1.0%
Brunswick Corp.	159	11,798
Hasbro, Inc.	279	17,527

See accompanying notes to the financial statements.

32 :: UGE ULTRA CONSUMER GOODS :: NOVEMBER 30, 2022 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTSPROSHARES TRUST

Investments	Shares	Value
Common Stocks (a) (continued)
Mattel, Inc.*	758	$13,818
Peloton Interactive, Inc., Class A*(b)	659	7,499
Polaris, Inc.	120	13,687
Topgolf Callaway Brands Corp.*	297	6,222
YETI Holdings, Inc.*	184	8,260
		78,811
Machinery — 0.3%
Stanley Black & Decker, Inc.	317	25,905
Personal Products — 1.6%
Coty, Inc., Class A*	773	6,084
Estee Lauder Cos., Inc. (The), Class A	498	117,423
Olaplex Holdings, Inc.*	180	1,075
		124,582
Textiles, Apparel & Luxury Goods — 7.0%
Capri Holdings Ltd.*	295	16,918
Carter's, Inc.	84	6,135
Columbia Sportswear Co.	76	6,809
Crocs, Inc.*	132	13,332
Deckers Outdoor Corp.*	56	22,337
Hanesbrands, Inc.	748	5,027
Levi Strauss & Co., Class A	212	3,504
Lululemon Athletica, Inc.*	248	94,317
NIKE, Inc., Class B	2,709	297,150
PVH Corp.	144	9,674
Ralph Lauren Corp.	91	10,294
Skechers USA, Inc., Class A*	289	12,187
Tapestry, Inc.	540	20,396
Under Armour, Inc., Class A*	405	4,050
Under Armour, Inc., Class C*	427	3,724
VF Corp.	709	23,269
		549,123
Tobacco — 6.5%
Altria Group, Inc.	3,861	179,845
Philip Morris International, Inc.	3,322	331,104
		510,949
Total Common Stocks (Cost $7,952,461)		6,919,695
Investments	Shares	Value
Securities Lending Reinvestments (c) — 0.2%
Investment Companies — 0.2%
BlackRock Liquidity FedFund, Institutional Class 3.55% (Cost $14,774)	14,774	$14,774
	Principal Amount
Short-Term Investments — 26.9%
Repurchase Agreements (d) — 26.9%
Repurchase Agreements with various counterparties, rates 3.40% - 3.80%, dated 11/30/2022, due 12/1/2022, total to be received $2,099,092 (Cost $2,098,872)	$2,098,872	2,098,872
Total Investments — 115.6% (Cost $10,066,107)		9,033,341
Liabilities in excess of other assets — (15.6%)		(1,221,413)
Net Assets — 100.0%		$7,811,928

*  Non-income producing security.

(a)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $3,739,391.

(b)  The security or a portion of this security is on loan at November 30, 2022. The total value of securities on loan at November 30, 2022 was $39,183, collateralized in the form of cash with a value of $14,774 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $22,114 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 5.25%, and maturity dates ranging from July 15, 2023 - May 15, 2047. The total value of collateral is $36,888.

(c)  The security was purchased with cash collateral held from securities on loan at November 30, 2022. The total value of securities purchased was $14,774.

(d)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$546,438
Aggregate gross unrealized depreciation	(2,620,785)
Net unrealized depreciation	$(2,074,347)
Federal income tax cost	$10,074,370

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2022 (UNAUDITED) :: ULTRA CONSUMER GOODSUGE :: 33

Swap Agreementsa

Ultra Consumer Goods had the following open non-exchange traded total return swap agreements as of November 30, 2022:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
569,050	3/6/2024	Bank of America NA	4.08%	Dow Jones U.S. Consumer GoodsSM Index	(44,248)	44,248	—	—
2,473,236	3/6/2024	Citibank NA	4.13%	Dow Jones U.S. Consumer GoodsSM Index	122,470	—	—	122,470
417,039	3/7/2023	Goldman Sachs International	4.43%	Dow Jones U.S. Consumer GoodsSM Index	(490,563)	490,563	—	—
975,649	3/6/2024	Morgan Stanley & Co. International plc	4.43%	Dow Jones U.S. Consumer GoodsSM Index	48,135	—	—	48,135
1,261,350	3/7/2023	Societe Generale	4.38%	Dow Jones U.S. Consumer GoodsSM Index	(675,880)	675,090	790	—
3,006,261	3/6/2024	UBS AG	4.18%	Dow Jones U.S. Consumer GoodsSM Index	6,768	—	—	6,768
8,702,585					(1,033,318)
				Total Unrealized Appreciation	177,373
				Total Unrealized Depreciation	(1,210,691)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

34 :: UGE ULTRA CONSUMER GOODS :: NOVEMBER 30, 2022 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTSPROSHARES TRUST

Investments	Shares	Value
Common Stocks (a) — 79.4%
Airlines — 1.4%
Alaska Air Group, Inc.*	262	$12,429
American Airlines Group, Inc.*	1,341	19,351
Delta Air Lines, Inc.*	1,324	46,830
JetBlue Airways Corp.*	668	5,317
Joby Aviation, Inc.*(b)	589	2,427
Southwest Airlines Co.*	1,225	48,890
United Airlines Holdings, Inc.*	674	29,770
		165,014
Commercial Services & Supplies — 0.8%
Copart, Inc.*	884	58,839
IAA, Inc.*	276	10,314
Rollins, Inc.	477	19,290
		88,443
Distributors — 0.3%
LKQ Corp.	538	29,230
Diversified Consumer Services — 0.6%
ADT, Inc.	407	3,801
Bright Horizons Family Solutions, Inc.*	119	8,830
Chegg, Inc.*	261	7,788
Grand Canyon Education, Inc.*	66	7,463
H&R Block, Inc.	329	14,381
Service Corp. International	325	23,221
		65,484
Entertainment — 7.1%
AMC Entertainment Holdings, Inc., Class A*(b)	1,067	7,714
Endeavor Group Holdings, Inc., Class A*	354	7,784
Liberty Media Corp.-Liberty Braves, Class A*	21	696
Liberty Media Corp.-Liberty Braves, Class C*	76	2,476
Liberty Media Corp.-Liberty Formula One, Class A*	49	2,694
Liberty Media Corp.-Liberty Formula One, Class C*	426	25,960
Live Nation Entertainment, Inc.*	293	21,319
Madison Square Garden Sports Corp., Class A	37	6,025
Netflix, Inc.*	918	280,477
Roku, Inc.*	249	14,783
Walt Disney Co. (The)*	3,763	368,285
Warner Bros Discovery, Inc.*	4,558	51,961
Warner Music Group Corp., Class A	241	8,259
World Wrestling Entertainment, Inc., Class A	89	7,109
		805,542
Investments	Shares	Value
Common Stocks (a) (continued)
Food & Staples Retailing — 10.6%
Albertsons Cos., Inc., Class A	330	$6,914
BJ's Wholesale Club Holdings, Inc.*	279	20,992
Casey's General Stores, Inc.	77	18,713
Costco Wholesale Corp.	914	492,875
Kroger Co. (The)	1,344	66,111
Sprouts Farmers Market, Inc.*	222	7,621
Sysco Corp.	1,051	90,922
Walgreens Boots Alliance, Inc.	1,481	61,461
Walmart, Inc.	2,943	448,572
		1,214,181
Health Care Providers & Services — 0.9%
AmerisourceBergen Corp.	334	57,010
Cardinal Health, Inc.	563	45,136
		102,146
Hotels, Restaurants & Leisure — 14.9%
Airbnb, Inc., Class A*	824	84,163
Aramark	532	22,131
Booking Holdings, Inc.*	82	170,515
Boyd Gaming Corp.	168	10,304
Caesars Entertainment, Inc.*	442	22,458
Carnival Corp.*	2,038	20,237
Chipotle Mexican Grill, Inc.*	57	92,737
Choice Hotels International, Inc.	60	7,393
Churchill Downs, Inc.	68	15,093
Darden Restaurants, Inc.	253	37,189
Domino's Pizza, Inc.	74	28,766
DraftKings, Inc., Class A*(b)	926	14,186
Dutch Bros, Inc., Class A*(b)	53	2,000
Expedia Group, Inc.*	314	33,548
Hilton Worldwide Holdings, Inc.	566	80,723
Hyatt Hotels Corp., Class A*	103	10,333
Las Vegas Sands Corp.*	678	31,758
Light & Wonder, Inc.*	195	12,630
Marriott International, Inc., Class A	569	94,084
Marriott Vacations Worldwide Corp.	81	12,067
McDonald's Corp.	1,519	414,368
MGM Resorts International	673	24,807
Norwegian Cruise Line Holdings Ltd.*	870	14,303
Penn Entertainment, Inc.*	327	11,507
Planet Fitness, Inc., Class A*	174	13,635
Royal Caribbean Cruises Ltd.*	453	27,148
Starbucks Corp.	2,369	242,112
Texas Roadhouse, Inc.	138	13,706
Vail Resorts, Inc.	83	21,376
Wendy's Co. (The)	351	7,919
Wyndham Hotels & Resorts, Inc.	187	13,711

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2022 (UNAUDITED) :: ULTRA CONSUMER SERVICESUCC :: 35

Investments	Shares	Value
Common Stocks (a) (continued)
Wynn Resorts Ltd.*	214	$17,903
Yum! Brands, Inc.	587	75,523
		1,700,333
Interactive Media & Services — 0.4%
Pinterest, Inc., Class A*	1,203	30,580
ZoomInfo Technologies, Inc., Class A*	558	15,959
		46,539
Internet & Direct Marketing Retail — 15.5%
Amazon.com, Inc.*	18,304	1,767,068
Wayfair, Inc., Class A*	158	5,789
		1,772,857
Media — 6.2%
Altice USA, Inc., Class A*	446	2,034
Cable One, Inc.	10	7,243
Charter Communications, Inc., Class A*	229	89,605
Comcast Corp., Class A	9,090	333,058
DISH Network Corp., Class A*	518	8,314
Fox Corp., Class A	633	20,541
Fox Corp., Class B	291	8,881
Interpublic Group of Cos., Inc. (The)	807	27,729
Liberty Broadband Corp., Class A*	35	3,157
Liberty Broadband Corp., Class C*	256	23,260
Liberty Media Corp.-Liberty SiriusXM, Class A*(b)	154	6,748
Liberty Media Corp.-Liberty SiriusXM, Class C*	316	13,850
New York Times Co. (The), Class A	341	12,498
News Corp., Class A	796	15,243
News Corp., Class B	247	4,804
Nexstar Media Group, Inc., Class A	80	15,165
Omnicom Group, Inc.	423	33,739
Paramount Global, Class A (b)	18	412
Paramount Global, Class B	1,042	20,923
Sirius XM Holdings, Inc. (b)	1,447	9,391
TEGNA, Inc.	461	9,100
Trade Desk, Inc. (The), Class A*	917	47,812
		713,507
Multiline Retail — 3.2%
Dollar General Corp.	469	119,914
Dollar Tree, Inc.*	436	65,527
Kohl's Corp.	265	8,501
Ollie's Bargain Outlet Holdings, Inc.*	120	7,308
Target Corp.	957	159,886
		361,136
Investments	Shares	Value
Common Stocks (a) (continued)
Road & Rail — 1.3%
AMERCO	20	$1,266
AMERCO (Non-Voting)*	180	11,371
Avis Budget Group, Inc.*	60	13,416
Lyft, Inc., Class A*	633	7,102
Uber Technologies, Inc.*	4,088	119,124
		152,279
Specialty Retail — 16.2%
Advance Auto Parts, Inc.	125	18,874
AutoNation, Inc.*	80	9,913
AutoZone, Inc.*	40	103,160
Bath & Body Works, Inc.	471	20,017
Best Buy Co., Inc.	414	35,314
Burlington Stores, Inc.*	136	26,612
CarMax, Inc.*	329	22,819
Carvana Co.*(b)	205	1,580
Dick's Sporting Goods, Inc.	117	13,991
Five Below, Inc.*	115	18,499
Floor & Decor Holdings, Inc., Class A*	219	16,344
Foot Locker, Inc.	166	6,607
GameStop Corp., Class A*(b)	522	13,682
Gap, Inc. (The)	441	6,412
Home Depot, Inc. (The)	2,121	687,183
Lithia Motors, Inc., Class A	57	13,641
Lowe's Cos., Inc.	1,320	280,566
Murphy USA, Inc.	44	13,016
O'Reilly Automotive, Inc.*	131	113,255
Penske Automotive Group, Inc.	54	6,828
Petco Health & Wellness Co., Inc.*	164	1,810
RH*	41	11,760
Ross Stores, Inc.	722	84,958
TJX Cos., Inc. (The)	2,419	193,641
Tractor Supply Co.	229	51,825
Ulta Beauty, Inc.*	107	49,738
Victoria's Secret & Co.*	171	7,866
Williams-Sonoma, Inc.	142	16,600
		1,846,511
Total Common Stocks (Cost $12,112,421)		9,063,202
Securities Lending Reinvestments (c) — 0.2%
Investment Companies — 0.2%
BlackRock Liquidity FedFund, Institutional Class 3.55% (Cost $24,144)	24,144	24,144

See accompanying notes to the financial statements.

36 :: UCC ULTRA CONSUMER SERVICES :: NOVEMBER 30, 2022 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTSPROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 30.8%
Repurchase Agreements (d) — 30.8%
Repurchase Agreements with various counterparties, rates 3.40% - 3.80%, dated 11/30/2022, due 12/1/2022, total to be received $3,515,673 (Cost $3,515,308)	$3,515,308	$3,515,308
Total Investments — 110.4% (Cost $15,651,873)		12,602,654
Liabilities in excess of other assets — (10.4%)		(1,188,004)
Net Assets — 100.0%		$11,414,650

*  Non-income producing security.

(a)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $7,406,825.

(b)  The security or a portion of this security is on loan at November 30, 2022. The total value of securities on loan at November 30, 2022 was $40,046, collateralized in the form of cash with a value of $24,144 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the

Schedule of Investments and $16,020 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 5.25%, and maturity dates ranging from December 15, 2022 - February 15, 2051. The total value of collateral is $40,164.

(c)  The security was purchased with cash collateral held from securities on loan at November 30, 2022. The total value of securities purchased was $24,144.

(d)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$607,523
Aggregate gross unrealized depreciation	(10,823,022)
Net unrealized depreciation	$(10,215,499)
Federal income tax cost	$15,708,426

Swap Agreementsa

Ultra Consumer Services had the following open non-exchange traded total return swap agreements as of November 30, 2022:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
1,424,874	5/8/2023	Bank of America NA	4.13%	Dow Jones U.S. Consumer ServicesSM Index	(2,195,421)	1,394,278	801,143	—
3,081,043	5/8/2023	BNP Paribas SA	4.33%	Dow Jones U.S. Consumer ServicesSM Index	(901,288)	790,880	110,408	—
2,357,474	3/6/2024	Citibank NA	4.13%	Dow Jones U.S. Consumer ServicesSM Index	177,032	—	—	177,032
549,170	3/7/2023	Goldman Sachs International	4.43%	Dow Jones U.S. Consumer ServicesSM Index	(1,202,790)	—	1,202,790	—
251,085	11/6/2023	Morgan Stanley & Co. International plc	4.43%	Dow Jones U.S. Consumer ServicesSM Index	(237,745)	—	201,617	(36,128)
2,651,850	3/7/2023	Societe Generale	4.38%	Dow Jones U.S. Consumer ServicesSM Index	(1,701,707)	243,248	1,458,459	—
3,367,997	3/7/2023	UBS AG	4.18%	Dow Jones U.S. Consumer ServicesSM Index	(1,047,808)	—	1,047,808	—
13,683,493					(7,109,727)
				Total Unrealized Appreciation	177,032
				Total Unrealized Depreciation	(7,286,759)

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2022 (UNAUDITED) :: ULTRA CONSUMER SERVICESUCC :: 37

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

38 :: UCC ULTRA CONSUMER SERVICES :: NOVEMBER 30, 2022 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTSPROSHARES TRUST

Investments	Shares	Value
Common Stocks (a) — 83.2%
Aerospace & Defense — 2.8%
Boeing Co. (The)*	66,235	$11,848,117
Banks — 2.2%
JPMorgan Chase & Co.	66,234	9,152,214
Beverages — 1.0%
Coca-Cola Co. (The)	66,225	4,212,572
Biotechnology — 4.5%
Amgen, Inc.	66,232	18,968,845
Capital Markets — 6.1%
Goldman Sachs Group, Inc. (The)	66,232	25,575,487
Chemicals — 0.8%
Dow, Inc.	66,214	3,374,928
Communications Equipment — 0.8%
Cisco Systems, Inc.	66,219	3,292,409
Consumer Finance — 2.5%
American Express Co.	66,239	10,438,604
Diversified Telecommunication Services — 0.6%
Verizon Communications, Inc.	66,227	2,581,528
Entertainment — 1.6%
Walt Disney Co. (The)*	66,223	6,481,245
Food & Staples Retailing — 3.1%
Walgreens Boots Alliance, Inc.	66,225	2,748,338
Walmart, Inc.	66,229	10,094,624
		12,842,962
Health Care Providers & Services — 8.7%
UnitedHealth Group, Inc.	66,232	36,279,240
Hotels, Restaurants & Leisure — 4.3%
McDonald's Corp.	66,232	18,067,427
Household Products — 2.4%
Procter & Gamble Co. (The)	66,221	9,877,524
Investments	Shares	Value
Common Stocks (a) (continued)
Industrial Conglomerates — 5.5%
3M Co.	66,227	$8,342,615
Honeywell International, Inc.	66,237	14,542,334
		22,884,949
Insurance — 3.0%
Travelers Cos., Inc. (The)	66,238	12,572,635
IT Services — 5.8%
International Business Machines Corp. (b)	66,223	9,860,605
Visa, Inc., Class A	66,230	14,371,910
		24,232,515
Machinery — 3.8%
Caterpillar, Inc.	66,240	15,659,798
Oil, Gas & Consumable Fuels — 2.9%
Chevron Corp.	66,222	12,139,155
Pharmaceuticals — 4.6%
Johnson & Johnson	66,227	11,788,406
Merck & Co., Inc.	66,221	7,292,256
		19,080,662
Semiconductors & Semiconductor Equipment — 0.5%
Intel Corp.	66,205	1,990,784
Software — 6.6%
Microsoft Corp.	66,232	16,898,432
Salesforce, Inc.*	66,231	10,613,518
		27,511,950
Specialty Retail — 5.1%
Home Depot, Inc. (The)	66,232	21,458,506
Technology Hardware, Storage & Peripherals — 2.3%
Apple, Inc.	66,234	9,804,619
Textiles, Apparel & Luxury Goods — 1.7%
NIKE, Inc., Class B	66,226	7,264,330
Total Common Stocks (Cost $358,385,117)		347,593,005

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2022 (UNAUDITED) :: ULTRA DOW30SMDDM :: 39

Investments	Principal Amount	Value
Short-Term Investments — 19.2%
Repurchase Agreements (c) — 19.2%
Repurchase Agreements with various counterparties, rates 3.40% - 3.80%, dated 11/30/2022, due 12/1/2022, total to be received $80,140,600 (Cost $80,132,226)	$80,132,226	$80,132,226
Total Investments — 102.4% (Cost $438,517,343)		427,725,231
Liabilities in excess of other assets — (2.4%)		(10,116,437)
Net Assets — 100.0%		$417,608,794

*  Non-income producing security.

(a)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $71,685,593.

(b)  The security or a portion of this security is on loan at November 30, 2022. The total value of securities on loan at

November 30, 2022 was $1,212,195, collateralized in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 2.63%, and maturity dates ranging from January 19, 2023 - May 31, 2027. The total value of collateral is $1,221,563.

(c)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$29,642,937
Aggregate gross unrealized depreciation	(52,402,445)
Net unrealized depreciation	$(22,759,508)
Federal income tax cost	$442,654,191

Futures Contracts Purchased

Ultra Dow30SM had the following open long futures contracts as of November 30, 2022:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
DJIA CBOT E-Mini Index	93	12/16/2022	USD	$16,088,535	$2,441,587

Swap Agreementsa

Ultra Dow30SM had the following open non-exchange traded total return swap agreements as of November 30, 2022:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
45,589,317	5/8/2023	Bank of America NA	4.23%	Dow Jones Industrial AverageSM	(9,851,882)	9,851,882	—	—
31,303,742	11/6/2023	Barclays Capital	4.43%	Dow Jones Industrial AverageSM	357,469	—	(357,469)	—
101,105,898	5/8/2023	BNP Paribas SA	4.43%	Dow Jones Industrial AverageSM	(1,809,092)	1,183,215	625,877	—
105,256,670	3/6/2024	Citibank NA	4.49%	Dow Jones Industrial AverageSM	5,425,125	—	(3,060,036)	2,365,089
83,358,643	11/6/2023	Morgan Stanley & Co. International plc	4.38%	SPDR® Dow Jones Industrial AverageSM ETF Trust	(4,438,581)	3,981,677	456,904	—
72,846,056	3/7/2023	Societe Generale	4.23%	Dow Jones Industrial AverageSM	(1,529,172)	1,519,525	9,647	—

See accompanying notes to the financial statements.

40 :: DDM ULTRA DOW30SM :: NOVEMBER 30, 2022 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTSPROSHARES TRUST

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
32,099,306	4/8/2024	UBS AG	4.33%	Dow Jones Industrial AverageSM	1,573,998	(1,097,399)	—	476,599
471,559,632					(10,272,135)
				Total Unrealized Appreciation	7,356,592
				Total Unrealized Depreciation	(17,628,727)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2022 (UNAUDITED) :: ULTRA DOW30SMDDM :: 41

	Percentage of Net Assets	Shares	Value
Common Stocks (a) — 80.1%
Aflac, Inc. (Insurance)	0.5%	44,270	$3,184,341
Allstate Corp. (The) (Insurance)	0.4%	20,809	2,786,325
American Express Co. (Consumer Finance)	1.2%	46,176	7,276,876
American International Group, Inc. (Insurance)	0.6%	58,541	3,694,523
American Tower Corp. (Equity Real Estate Investment Trusts (REITs))	1.3%	35,824	7,926,060
Ameriprise Financial, Inc. (Capital Markets)	0.4%	8,329	2,764,812
Aon plc, Class A (Insurance)	0.8%	16,238	5,005,851
Apollo Global Management, Inc. (Diversified Financial Services)	0.4%	33,407	2,318,112
Arthur J Gallagher & Co. (Insurance)	0.5%	16,194	3,224,387
Bank of America Corp. (Banks)	3.3%	538,348	20,376,472
Bank of New York Mellon Corp. (The) (Capital Markets)	0.4%	56,586	2,597,297
Berkshire Hathaway, Inc., Class B* (Diversified Financial Services)	7.1%	138,949	44,269,151
BlackRock, Inc. (Capital Markets)	1.3%	11,600	8,305,600
Blackstone, Inc., Class A (Capital Markets)	0.8%	54,020	4,944,451
Capital One Financial Corp. (Consumer Finance)	0.5%	29,548	3,050,535
Charles Schwab Corp. (The) (Capital Markets)	1.6%	117,506	9,698,945
Chubb Ltd. (Insurance)	1.1%	32,143	7,058,281
Citigroup, Inc. (Banks)	1.2%	149,084	7,217,156
CME Group, Inc. (Capital Markets)	0.8%	27,672	4,884,108
CoStar Group, Inc.* (Professional Services)	0.4%	30,481	2,470,180
Crown Castle, Inc. (Equity Real Estate Investment Trusts (REITs))	0.8%	33,328	4,713,579
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	0.4%	22,141	2,489,977
Equinix, Inc. (Equity Real Estate Investment Trusts (REITs))	0.8%	7,011	4,842,147
Goldman Sachs Group, Inc. (The) (Capital Markets)	1.6%	26,279	10,147,636
Intercontinental Exchange, Inc. (Capital Markets)	0.7%	42,992	4,656,464
JPMorgan Chase & Co. (Banks)	5.0%	225,769	31,196,760
KKR & Co., Inc. (Capital Markets)	0.4%	44,352	2,302,756
M&T Bank Corp. (Banks)	0.4%	13,513	2,297,480
	Percentage of Net Assets	Shares	Value
Common Stocks (a) (continued)
Marsh & McLennan Cos., Inc. (Insurance)	1.1%	38,408	$6,651,497
Mastercard, Inc., Class A (IT Services)	3.7%	65,686	23,410,491
MetLife, Inc. (Insurance)	0.6%	51,581	3,956,263
Moody's Corp. (Capital Markets)	0.6%	12,148	3,623,384
Morgan Stanley (Capital Markets)	1.5%	103,076	9,593,283
MSCI, Inc. (Capital Markets)	0.5%	6,197	3,147,022
PNC Financial Services Group, Inc. (The) (Banks)	0.8%	31,575	5,312,810
Progressive Corp. (The) (Insurance)	1.0%	45,031	5,950,847
Prologis, Inc. (Equity Real Estate Investment Trusts (REITs))	1.3%	70,834	8,343,537
Prudential Financial, Inc. (Insurance)	0.5%	28,629	3,092,791
Public Storage (Equity Real Estate Investment Trusts (REITs))	0.6%	12,162	3,623,790
Realty Income Corp. (Equity Real Estate Investment Trusts (REITs))	0.5%	47,543	2,998,537
S&P Global, Inc. (Capital Markets)	1.5%	26,230	9,253,944
SBA Communications Corp. (Equity Real Estate Investment Trusts (REITs))	0.4%	8,305	2,485,686
Simon Property Group, Inc. (Equity Real Estate Investment Trusts (REITs))	0.5%	25,197	3,009,530
Travelers Cos., Inc. (The) (Insurance)	0.6%	18,271	3,468,018
Truist Financial Corp. (Banks)	0.8%	102,116	4,780,050
US Bancorp (Banks)	0.7%	104,092	4,724,736
VICI Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	0.4%	74,146	2,535,793
Visa, Inc., Class A (IT Services)	4.4%	125,900	27,320,300
Wells Fargo & Co. (Banks)	2.2%	292,047	14,003,654
Welltower, Inc. (Equity Real Estate Investment Trusts (REITs))	0.4%	35,670	2,533,640
Other Common Stocks (b)	20.8%	2,832,681	129,562,177
Total Common Stocks (Cost $541,122,513)			499,082,042
Securities Lending Reinvestments (c) — 0.2%
Investment Companies — 0.2%
BlackRock Liquidity FedFund, Institutional Class 3.55% (Cost $1,091,330)	0.2%	1,091,330	1,091,330

See accompanying notes to the financial statements.

42 :: UYG ULTRA FINANCIALS :: NOVEMBER 30, 2022 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTSPROSHARES TRUST

	Principal Amount	Value
Short-Term Investments — 7.6%
Repurchase Agreements (d) — 7.6%
Repurchase Agreements with various counterparties, rates 3.40% - 3.80%, dated 11/30/2022, due 12/1/2022, total to be received $47,525,706 (Cost $47,520,739)	$47,520,739	$47,520,739
Total Investments — 87.9% (Cost $589,734,582)		547,694,111
Other assets less liabilities — 12.1%		75,470,857
Net Assets — 100.0%		$623,164,968

*  Non-income producing security.

(a)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $69,237,970.

(b)  The security or a portion of this security is on loan at November 30, 2022. The total value of securities on loan at November 30, 2022 was $2,653,553, collateralized in the form of cash with a value of $1,091,330 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $1,540,443 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 5.25%, and maturity dates ranging from December 15, 2022 - February 15, 2049. The total value of collateral is $2,631,773.

(c)  The security was purchased with cash collateral held from securities on loan at November 30, 2022. The total value of securities purchased was $1,091,330.

(d)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$84,902,831
Aggregate gross unrealized depreciation	(59,407,995)
Net unrealized appreciation	$25,494,836
Federal income tax cost	$591,873,046

Swap Agreementsa

Ultra Financials had the following open non-exchange traded total return swap agreements as of November 30, 2022:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Reference Instrument	Value and Unrealized Appreciation[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
56,306,888	3/6/2024	Bank of America NA	4.38%	Dow Jones U.S. FinancialsSM Index[f]	2,056,814	(955,585)	(7,176)	1,094,053
101,892,409	3/6/2024	BNP Paribas SA	4.43%	Dow Jones U.S. FinancialsSM Index[f]	5,772,327	(4,856,254)	(20,425)	895,648
94,666,257	11/6/2023	Citibank NA	4.53%	Dow Jones U.S. FinancialsSM Index[f]	26,460,489	—	(24,530,000)	1,930,489
92,662,650	3/6/2024	Goldman Sachs International	4.43%	Dow Jones U.S. FinancialsSM Index[f]	3,837,078	(2,117,335)	—	1,719,743
38,507,841	3/6/2024	Morgan Stanley & Co. International plc	4.43%	Dow Jones U.S. FinancialsSM Index[f]	2,181,515	—	(1,443,000)	738,515
253,393,625	3/6/2024	Societe Generale	4.58%	Dow Jones U.S. FinancialsSM Index[f]	23,222,971	(18,697,798)	(121,200)	4,403,973
108,485,641	3/6/2024	UBS AG	4.48%	Dow Jones U.S. FinancialsSM Index[f]	6,142,577	(3,996,902)	—	2,145,675
745,915,311					69,673,771
				Total Unrealized Appreciation	69,673,771

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2022 (UNAUDITED) :: ULTRA FINANCIALSUYG :: 43

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

f  See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

Ultra Financials invested, as a percentage of net assets, in the following industries, as of November 30, 2022:

Banks	18.4%
Capital Markets	15.9%
Consumer Finance	2.6%
Diversified Financial Services	7.7%
Equity Real Estate Investment Trusts (REITs)	14.1%
Insurance	11.7%
IT Services	8.1%
Mortgage Real Estate Investment Trusts (REITs)	0.4%
Professional Services	0.4%
Real Estate Management & Development	0.6%
Thrifts & Mortgage Finance	0.2%
Other[a]	19.9%
100.0%

a  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

44 :: UYG ULTRA FINANCIALS :: NOVEMBER 30, 2022 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTSPROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 37.2%
Repurchase Agreements (a) — 37.2%
Repurchase Agreements with various counterparties, rates 3.40% - 3.80%, dated 11/30/2022, due 12/1/2022, total to be received $3,487,269 (Cost $3,486,904)	$3,486,904	$3,486,904
Total Investments — 37.2% (Cost $3,486,904)		3,486,904
Other assets less liabilities — 62.8%		5,882,007
Net Assets — 100.0%		$9,368,911

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$596,398
Aggregate gross unrealized depreciation	(8,049,790)
Net unrealized depreciation	$(7,453,392)
Federal income tax cost	$3,486,904

Swap Agreementsa,f

Ultra FTSE China 50 had the following open non-exchange traded total return swap agreements as of November 30, 2022:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
3,258,706	4/10/2025	Bank of America NA	4.03%	iShares® China Large-Cap ETF	596,398	(329,013)	—	267,385
3,123,996	4/10/2023	Citibank NA	3.08%	iShares® China Large-Cap ETF	(726,132)	—	726,132	—
5,900,138	3/7/2023	Goldman Sachs International	4.13%	iShares® China Large-Cap ETF	(2,308,886)	—	2,308,886	—
64,394	4/10/2023	Morgan Stanley & Co. International plc	4.28%	iShares® China Large-Cap ETF	(26,133)	—	22,202	(3,931)
2,250,769	3/7/2023	Societe Generale	3.48%	iShares® China Large-Cap ETF	(2,747,474)	—	2,747,474	—
4,086,892	3/7/2023	UBS AG	2.83%	iShares® China Large-Cap ETF	(2,241,165)	—	2,241,165	—
18,684,895					(7,453,392)
				Total Unrealized Appreciation	596,398
				Total Unrealized Depreciation	(8,049,790)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2022 (UNAUDITED) :: ULTRA FTSE CHINA 50XPP :: 45

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

f  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

46 :: XPP ULTRA FTSE CHINA 50 :: NOVEMBER 30, 2022 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTSPROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 55.4%
Repurchase Agreements (a) — 55.4%
Repurchase Agreements with various counterparties, rates 3.40% - 3.80%, dated 11/30/2022, due 12/1/2022, total to be received $1,954,217 (Cost $1,954,013)	$1,954,013	$1,954,013
Total Investments — 55.4% (Cost $1,954,013)		1,954,013
Other assets less liabilities — 44.6%		1,572,120
Net Assets — 100.0%		$3,526,133

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$268,856
Aggregate gross unrealized depreciation	(787,955)
Net unrealized depreciation	$(519,099)
Federal income tax cost	$1,954,013

Swap Agreementsa,f

Ultra FTSE Europe had the following open non-exchange traded total return swap agreements as of November 30, 2022:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
477,154	4/10/2025	Bank of America NA	4.13%	Vanguard® FTSE Europe ETF Shares	44,396	—	—	44,396
2,784,569	4/10/2023	Citibank NA	4.03%	Vanguard® FTSE Europe ETF Shares	(244,239)	—	244,239	—
1,158,510	3/7/2023	Goldman Sachs International	1.88%	Vanguard® FTSE Europe ETF Shares	(362,303)	—	362,303	—
20,729	11/9/2023	Morgan Stanley & Co. International plc	4.28%	Vanguard® FTSE Europe ETF Shares	(4,167)	—	—	(4,167)
1,791,889	11/9/2023	Societe Generale	3.88%	Vanguard® FTSE Europe ETF Shares	224,460	—	—	224,460
824,545	3/7/2023	UBS AG	1.83%	Vanguard® FTSE Europe ETF Shares	(177,246)	—	177,246	—
7,057,396					(519,099)
				Total Unrealized Appreciation	268,856
				Total Unrealized Depreciation	(787,955)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

f  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2022 (UNAUDITED) :: ULTRA FTSE EUROPE UPV :: 47

Investments	Shares	Value
Common Stocks (a) — 82.0%
Biotechnology — 15.0%
AbbVie, Inc.	28,259	$4,554,786
Alkermes plc*	2,627	65,097
Alnylam Pharmaceuticals, Inc.*	1,919	423,312
Amgen, Inc.	8,550	2,448,720
Apellis Pharmaceuticals, Inc.*	1,495	74,645
Arrowhead Pharmaceuticals, Inc.*	1,693	54,515
Beam Therapeutics, Inc.*	945	43,650
Biogen, Inc.*	2,321	708,300
Biohaven Ltd.*	550	8,701
BioMarin Pharmaceutical, Inc.*	2,965	299,406
Blueprint Medicines Corp.*	955	45,640
CRISPR Therapeutics AG*	1,246	68,268
Denali Therapeutics, Inc.*	1,575	50,258
Exact Sciences Corp.*	2,829	127,164
Exelixis, Inc.*	5,143	87,842
Fate Therapeutics, Inc.*	1,317	27,420
Gilead Sciences, Inc.	20,039	1,760,025
Halozyme Therapeutics, Inc.*	2,205	126,258
Horizon Therapeutics plc*	3,684	369,468
Incyte Corp.*	2,951	235,106
Intellia Therapeutics, Inc.*	1,214	62,472
Ionis Pharmaceuticals, Inc.*	2,268	92,512
Mirati Therapeutics, Inc.*	801	73,195
Moderna, Inc.*	5,375	945,516
Natera, Inc.*	1,732	71,220
Neurocrine Biosciences, Inc.*(b)	1,531	194,529
Novavax, Inc.*(b)	1,249	20,596
Regeneron Pharmaceuticals, Inc.*	1,714	1,288,414
Sarepta Therapeutics, Inc.*	1,398	171,688
Seagen, Inc.*	2,181	264,752
Ultragenyx Pharmaceutical, Inc.*	1,119	40,620
United Therapeutics Corp.*	725	202,920
Vertex Pharmaceuticals, Inc.*	4,100	1,297,240
Vir Biotechnology, Inc.*	1,208	34,090
		16,338,345
Health Care Equipment & Supplies — 14.8%
Abbott Laboratories	27,991	3,011,272
ABIOMED, Inc.*	724	273,520
Align Technology, Inc.*	1,160	228,126
Baxter International, Inc.	8,052	455,180
Becton Dickinson and Co.	4,556	1,135,993
Boston Scientific Corp.*	22,883	1,035,913
Cooper Cos., Inc. (The)	789	249,600
DENTSPLY SIRONA, Inc.	3,446	104,276
Dexcom, Inc.*	6,276	729,773
Edwards Lifesciences Corp.*	9,909	765,470
Enovis Corp.*	758	41,031
Envista Holdings Corp.*	2,612	89,121
Globus Medical, Inc., Class A*	1,230	90,885
Investments	Shares	Value
Common Stocks (a) (continued)
Haemonetics Corp.*	821	$70,039
Hologic, Inc.*	3,991	303,955
ICU Medical, Inc.*	324	51,591
IDEXX Laboratories, Inc.*	1,329	565,981
Insulet Corp.*(b)	1,113	333,199
Integra LifeSciences Holdings Corp.*	1,161	63,785
Intuitive Surgical, Inc.*	5,712	1,544,468
Masimo Corp.*	773	112,039
Medtronic plc	21,237	1,678,572
Novocure Ltd.*(b)	1,437	110,419
NuVasive, Inc.*	833	32,354
Omnicell, Inc.*	709	36,591
Penumbra, Inc.*	603	126,335
QuidelOrtho Corp.*	867	75,958
ResMed, Inc.	2,339	538,438
Shockwave Medical, Inc.*	572	145,059
STAAR Surgical Co.*	765	43,689
STERIS plc	1,600	297,184
Stryker Corp.	5,380	1,258,328
Tandem Diabetes Care, Inc.*	1,026	43,143
Teleflex, Inc.	751	175,824
Zimmer Biomet Holdings, Inc.	3,352	402,575
		16,219,686
Health Care Providers & Services — 18.3%
1Life Healthcare, Inc.*	2,680	45,533
Acadia Healthcare Co., Inc.*	1,454	129,493
agilon health, Inc.*	3,155	55,402
Amedisys, Inc.*	520	47,367
Centene Corp.*	9,135	795,202
Chemed Corp.	237	123,240
Cigna Corp.	4,876	1,603,668
CVS Health Corp.	20,980	2,137,442
DaVita, Inc.*	891	65,693
Elevance Health, Inc.	3,837	2,044,814
Encompass Health Corp.	1,592	93,100
Guardant Health, Inc.*	1,631	85,367
HCA Healthcare, Inc.	3,443	827,077
HealthEquity, Inc.*	1,347	85,508
Henry Schein, Inc.*	2,175	176,001
Humana, Inc.	2,023	1,112,448
Laboratory Corp. of America Holdings	1,442	347,089
LHC Group, Inc.*	494	80,725
McKesson Corp.	2,296	876,337
Molina Healthcare, Inc.*	929	312,859
Oak Street Health, Inc.*	1,853	40,062
Option Care Health, Inc.*	2,473	74,462
Premier, Inc., Class A	1,886	62,898
Quest Diagnostics, Inc.	1,864	283,011
R1 RCM, Inc.*	2,194	19,856
Signify Health, Inc., Class A*	1,102	31,539

See accompanying notes to the financial statements.

48 :: RXL ULTRA HEALTH CARE :: NOVEMBER 30, 2022 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTSPROSHARES TRUST

Investments	Shares	Value
Common Stocks (a) (continued)
Tenet Healthcare Corp.*	1,726	$79,707
UnitedHealth Group, Inc.	14,951	8,189,560
Universal Health Services, Inc., Class B	1,050	137,392
		19,962,852
Health Care Technology — 0.1%
Doximity, Inc., Class A*	1,767	60,060
Teladoc Health, Inc.*	2,587	73,756
		133,816
Life Sciences Tools & Services — 9.9%
10X Genomics, Inc., Class A*	1,517	58,647
Agilent Technologies, Inc.	4,775	740,029
Avantor, Inc.*	10,774	240,045
Azenta, Inc.	1,198	72,132
Bio-Rad Laboratories, Inc., Class A*	341	141,416
Bio-Techne Corp.	2,516	213,835
Bruker Corp.	1,610	108,530
Charles River Laboratories International, Inc.*	814	186,056
Danaher Corp.	10,463	2,860,689
Illumina, Inc.*	2,513	548,035
IQVIA Holdings, Inc.*	2,981	649,918
Maravai LifeSciences Holdings, Inc., Class A*	1,742	25,921
Medpace Holdings, Inc.*	404	84,795
Mettler-Toledo International, Inc.*	362	531,981
Repligen Corp.*	826	147,722
Sotera Health Co.*	1,580	13,177
Syneos Health, Inc.*	1,642	57,930
Thermo Fisher Scientific, Inc.	6,265	3,509,778
Waters Corp.*	953	330,310
West Pharmaceutical Services, Inc.	1,183	277,603
		10,798,549
Pharmaceuticals — 23.9%
Bristol-Myers Squibb Co.	34,133	2,740,197
Catalent, Inc.*	2,865	143,623
Elanco Animal Health, Inc.*	7,127	91,725
Eli Lilly & Co.	12,603	4,676,721
Jazz Pharmaceuticals plc*	1,002	157,224
Johnson & Johnson	42,020	7,479,560
Merck & Co., Inc.	40,493	4,459,089
Organon & Co.	4,065	105,771
Perrigo Co. plc	2,151	69,327
Pfizer, Inc.	89,703	4,496,811
Royalty Pharma plc, Class A	5,870	258,104
Viatris, Inc.	19,380	213,761
Zoetis, Inc.	7,481	1,153,121
		26,045,034
Total Common Stocks (Cost $92,294,524)		89,498,282
Investments	Shares	Value
Securities Lending Reinvestments (c) — 0.0% (d)
Investment Companies — 0.0% (d)
BlackRock Liquidity FedFund, Institutional Class 3.55% (Cost $2,622)	2,622	$2,622
	Principal Amount
Short-Term Investments — 19.8%
Repurchase Agreements (e) — 19.8%
Repurchase Agreements with various counterparties, rates 3.40% - 3.80%, dated 11/30/2022, due 12/1/2022, total to be received $21,619,019 (Cost $21,616,761)	$21,616,761	21,616,761
Total Investments — 101.8% (Cost $113,913,907)		111,117,665
Liabilities in excess of other assets — (1.8%)		(1,947,269)
Net Assets — 100.0%		$109,170,396

*  Non-income producing security.

(a)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $41,836,238.

(b)  The security or a portion of this security is on loan at November 30, 2022. The total value of securities on loan at November 30, 2022 was $343,183, collateralized in the form of cash with a value of $2,622 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $337,410 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 5.25%, and maturity dates ranging from December 15, 2022 - February 15, 2049. The total value of collateral is $340,032.

(c)  The security was purchased with cash collateral held from securities on loan at November 30, 2022. The total value of securities purchased was $2,622.

(d)  Represents less than 0.05% of net assets.

(e)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,541,719
Aggregate gross unrealized depreciation	(21,158,128)
Net unrealized depreciation	$(12,616,409)
Federal income tax cost	$114,072,373

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2022 (UNAUDITED) :: ULTRA HEALTH CARE RXL :: 49

Swap Agreementsa

Ultra Health Care had the following open non-exchange traded total return swap agreements as of November 30, 2022:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
28,095,217	5/8/2023	Bank of America NA	4.28%	Dow Jones U.S. Health CareSM Index[f]	(174,333)	160,404	13,929	—
31,208,399	4/10/2023	Citibank NA	4.13%	Dow Jones U.S. Health CareSM Index[f]	(805,319)	655,830	149,489	—
31,472,003	3/7/2023	Goldman Sachs International	4.43%	Dow Jones U.S. Health CareSM Index[f]	(756,390)	—	756,390	—
521,318	3/6/2024	Morgan Stanley & Co. International plc	4.43%	Dow Jones U.S. Health CareSM Index[f]	25,476	—	—	25,476
2,961,499	3/7/2023	Societe Generale	4.48%	Dow Jones U.S. Health CareSM Index[f]	(4,402,598)	4,401,197	1,401	—
33,915,129	11/6/2023	UBS AG	4.18%	Dow Jones U.S. Health CareSM Index[f]	(3,548,537)	—	3,548,537	—
128,173,565					(9,661,701)
				Total Unrealized Appreciation	25,476
				Total Unrealized Depreciation	(9,687,177)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

f  See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

See accompanying notes to the financial statements.

50 :: RXL ULTRA HEALTH CARE :: NOVEMBER 30, 2022 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTSPROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 69.1%
Repurchase Agreements (a) — 69.1%
Repurchase Agreements with various counterparties, rates 3.40% - 3.80%, dated 11/30/2022, due 12/1/2022, total to be received $11,955,638 (Cost $11,954,389)	$11,954,389	$11,954,389
Total Investments — 69.1% (Cost $11,954,389)		11,954,389
Other assets less liabilities — 30.9%		5,341,730
Net Assets — 100.0%		$17,296,119

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$120,469
Aggregate gross unrealized depreciation	(3,223,581)
Net unrealized depreciation	$(3,103,112)
Federal income tax cost	$11,954,389

Swap Agreementsa,f

Ultra High Yield had the following open non-exchange traded total return swap agreements as of November 30, 2022:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
15,392,902	3/7/2024	BNP Paribas SA	2.33%	iShares® iBoxx $ High Yield Corporate Bond ETF	(66,808)	—	66,808	—
6,555,569	4/10/2023	Citibank NA	3.58%	iShares® iBoxx $ High Yield Corporate Bond ETF	(1,269,854)	—	1,269,854	—
9,213,190	3/7/2023	Goldman Sachs International	1.58%	iShares® iBoxx $ High Yield Corporate Bond ETF	(1,886,919)	—	1,886,919	—
3,424,995	3/6/2024	UBS AG	2.33%	iShares® iBoxx $ High Yield Corporate Bond ETF	120,469	—	—	120,469
34,586,656					(3,103,112)
				Total Unrealized Appreciation	120,469
				Total Unrealized Depreciation	(3,223,581)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

f  In order to facilitate the daily valuation and final settlement of these swap transactions as of the time the Fund calculates its NAV, which differs from the time the Fund's underlying index is calculated, one or more exchange-traded financial products are used as the reference entity, as a surrogate for the respective underlying index.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2022 (UNAUDITED) :: ULTRA HIGH YIELD UJB :: 51

	Percentage of Net Assets	Shares	Value
Common Stocks (a) — 87.6%
3M Co. (Industrial Conglomerates)	1.4%	2,022	$254,711
Accenture plc, Class A (IT Services)	3.7%	2,311	695,449
AMETEK, Inc. (Electrical Equipment)	0.6%	840	119,633
Amphenol Corp., Class A (Electronic Equipment, Instruments & Components)	0.9%	2,176	175,016
Automatic Data Processing, Inc. (IT Services)	2.1%	1,518	400,964
Block, Inc., Class A* (IT Services)	0.7%	1,934	131,067
Boeing Co. (The)* (Aerospace & Defense)	2.0%	2,042	365,273
Carrier Global Corp. (Building Products)	0.7%	3,074	136,240
Caterpillar, Inc. (Machinery)	2.4%	1,930	456,271
Cintas Corp. (Commercial Services & Supplies)	0.8%	316	145,923
Corning, Inc. (Electronic Equipment, Instruments & Components)	0.5%	2,780	94,881
CSX Corp. (Road & Rail)	1.4%	7,827	255,865
Cummins, Inc. (Machinery)	0.7%	514	129,096
Deere & Co. (Machinery)	2.4%	1,015	447,615
Eaton Corp. plc (Electrical Equipment)	1.3%	1,457	238,147
Emerson Electric Co. (Electrical Equipment)	1.1%	2,160	206,863
Fastenal Co. (Trading Companies & Distributors)	0.6%	2,099	108,119
FedEx Corp. (Air Freight & Logistics)	0.9%	876	159,625
Fidelity National Information Services, Inc. (IT Services)	0.9%	2,223	161,345
Fiserv, Inc.* (IT Services)	1.3%	2,338	243,994
General Dynamics Corp. (Aerospace & Defense)	1.1%	819	206,707
General Electric Co. (Industrial Conglomerates)	1.8%	4,007	344,482
Global Payments, Inc. (IT Services)	0.6%	1,015	105,337
Honeywell International, Inc. (Industrial Conglomerates)	2.9%	2,459	539,874
Illinois Tool Works, Inc. (Machinery)	1.3%	1,028	233,839
Johnson Controls International plc (Building Products)	0.9%	2,516	167,163
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	0.6%	658	119,026
L3Harris Technologies, Inc. (Aerospace & Defense)	0.9%	700	158,956
Lockheed Martin Corp. (Aerospace & Defense)	2.2%	864	419,204
	Percentage of Net Assets	Shares	Value
Common Stocks (a) (continued)
Norfolk Southern Corp. (Road & Rail)	1.2%	856	$219,564
Northrop Grumman Corp. (Aerospace & Defense)	1.5%	531	283,177
Old Dominion Freight Line, Inc. (Road & Rail)	0.5%	335	101,374
Otis Worldwide Corp. (Machinery)	0.6%	1,538	120,102
PACCAR, Inc. (Machinery)	0.7%	1,271	134,612
Parker-Hannifin Corp. (Machinery)	0.7%	469	140,203
Paychex, Inc. (IT Services)	0.8%	1,171	145,239
PayPal Holdings, Inc.* (IT Services)	1.8%	4,228	331,517
Raytheon Technologies Corp. (Aerospace & Defense)	2.8%	5,397	532,792
Republic Services, Inc. (Commercial Services & Supplies)	0.6%	752	104,746
Rockwell Automation, Inc. (Electrical Equipment)	0.6%	421	111,237
Sherwin-Williams Co. (The) (Chemicals)	1.2%	864	215,291
TE Connectivity Ltd. (Electronic Equipment, Instruments & Components)	0.8%	1,169	147,434
Trane Technologies plc (Building Products)	0.8%	848	151,300
TransDigm Group, Inc. (Aerospace & Defense)	0.6%	187	117,530
Union Pacific Corp. (Road & Rail)	2.7%	2,282	496,175
United Parcel Service, Inc., Class B (Air Freight & Logistics)	2.7%	2,677	507,907
United Rentals, Inc.* (Trading Companies & Distributors)	0.5%	257	90,729
Verisk Analytics, Inc. (Professional Services)	0.6%	573	105,266
Waste Management, Inc. (Commercial Services & Supplies)	1.2%	1,376	230,783
WW Grainger, Inc. (Trading Companies & Distributors)	0.5%	166	100,108
Other Common Stocks (b)	25.5%	71,917	4,767,095
Total Common Stocks (Cost $18,856,116)			16,374,866
Securities Lending Reinvestments (c) — 0.0% (d)
Investment Companies — 0.0% (d)
BlackRock Liquidity FedFund, Institutional Class 3.55% (Cost $2,685)	0.0%	2,685	2,685
See accompanying notes to the financial statements.

52 :: UXI ULTRA INDUSTRIALS :: NOVEMBER 30, 2022 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTSPROSHARES TRUST

	Principal Amount	Value
Short-Term Investments — 22.9%
Repurchase Agreements (e) — 22.9%
Repurchase Agreements with various counterparties, rates 3.40% - 3.80%, dated 11/30/2022, due 12/1/2022, total to be received $4,284,300 (Cost $4,283,851)	$4,283,851	$4,283,851
Total Investments — 110.5% (Cost $23,142,652)		20,661,402
Liabilities in excess of other assets — (10.5%)		(1,961,525)
Net Assets — 100.0%		$18,699,877

*  Non-income producing security.

(a)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $9,942,953.

(b)  The security or a portion of this security is on loan at November 30, 2022. The total value of securities on loan at November 30, 2022 was $19,661, collateralized in the form of cash with a value of $2,685 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $16,980 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 5.25%, and maturity dates ranging from July 15, 2023 - May 15, 2047. The total value of collateral is $19,665.

(c)  The security was purchased with cash collateral held from securities on loan at November 30, 2022. The total value of securities purchased was $2,685.

(d)  Represents less than 0.05% of net assets.

(e)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,058,864
Aggregate gross unrealized depreciation	(6,904,626)
Net unrealized depreciation	$(5,845,762)
Federal income tax cost	$23,173,148

Swap Agreementsa

Ultra Industrials had the following open non-exchange traded total return swap agreements as of November 30, 2022:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
3,014,754	5/8/2023	Bank of America NA	4.13%	Dow Jones U.S. IndustrialsSM Index	(1,397,479)	1,397,479	—	—
2,879,409	3/7/2024	BNP Paribas SA	4.38%	Dow Jones U.S. IndustrialsSM Index	200,013	—	—	200,013
4,909,924	3/6/2024	Citibank NA	4.13%	Dow Jones U.S. IndustrialsSM Index	296,309	—	(280,000)	16,309
4,957,735	3/7/2023	Goldman Sachs International	4.43%	Dow Jones U.S. IndustrialsSM Index	(1,606,872)	1,606,872	—	—
804,985	4/10/2023	Morgan Stanley & Co. International plc	4.43%	Dow Jones U.S. IndustrialsSM Index	(22,192)	17,142	5,050	—
2,122,234	3/7/2023	Societe Generale	4.38%	Dow Jones U.S. IndustrialsSM Index	(500,083)	499,781	302	—

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2022 (UNAUDITED) :: ULTRA INDUSTRIALS UXI :: 53

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
2,281,280	3/7/2023	UBS AG	4.18%	Dow Jones U.S. IndustrialsSM Index	(303,712)	—	303,712	—
20,970,321					(3,334,016)
				Total Unrealized Appreciation	496,322
				Total Unrealized Depreciation	(3,830,338)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Ultra Industrials invested, as a percentage of net assets, in the following industries, as of November 30, 2022:

Aerospace & Defense	12.9%
Air Freight & Logistics	4.3%
Building Products	4.4%
Chemicals	1.2%
Commercial Services & Supplies	3.1%
Construction & Engineering	1.4%
Construction Materials	1.0%
Containers & Packaging	2.7%
Electrical Equipment	5.0%
Electronic Equipment, Instruments & Components	4.8%
Industrial Conglomerates	6.1%
IT Services	13.9%
Life Sciences Tools & Services	0.3%
Machinery	13.9%
Marine	0.1%
Paper & Forest Products	0.1%
Professional Services	3.3%
Road & Rail	6.7%
Trading Companies & Distributors	2.4%
Other[a]	12.4%
100.0%

a  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

54 :: UXI ULTRA INDUSTRIALS :: NOVEMBER 30, 2022 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTSPROSHARES TRUST

	Percentage of Net Assets	Shares	Value
Common Stocks (a) — 80.5%
AECOM (Construction & Engineering)	0.4%	6,984	$593,640
Alcoa Corp. (Metals & Mining)	0.3%	8,998	451,070
American Financial Group, Inc. (Insurance)	0.4%	3,492	496,632
Annaly Capital Management, Inc. (Mortgage Real Estate Investment Trusts (REITs))	0.3%	21,559	467,184
Antero Resources Corp.* (Oil, Gas & Consumable Fuels)	0.4%	14,085	514,807
Axon Enterprise, Inc.* (Aerospace & Defense)	0.5%	3,377	621,469
BJ's Wholesale Club Holdings, Inc.* (Food & Staples Retailing)	0.4%	6,761	508,698
Builders FirstSource, Inc.* (Building Products)	0.4%	7,805	498,974
Carlisle Cos., Inc. (Building Products)	0.5%	2,587	680,666
Casey's General Stores, Inc. (Food & Staples Retailing)	0.3%	1,863	452,746
Cognex Corp. (Electronic Equipment, Instruments & Components)	0.3%	8,672	431,692
Cullen/Frost Bankers, Inc. (Banks)	0.3%	3,207	465,240
Darling Ingredients, Inc.* (Food Products)	0.4%	8,020	576,077
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	0.4%	1,327	529,314
East West Bancorp, Inc. (Banks)	0.4%	7,047	494,770
Essential Utilities, Inc. (Water Utilities)	0.4%	11,927	575,358
Fair Isaac Corp.* (Software)	0.6%	1,263	782,706
First Horizon Corp. (Banks)	0.5%	26,836	666,875
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	0.6%	4,958	855,404
Five Below, Inc.* (Specialty Retail)	0.3%	2,775	446,387
Graco, Inc. (Machinery)	0.4%	8,458	591,806
HF Sinclair Corp. (Oil, Gas & Consumable Fuels)	0.3%	7,266	452,962
Hubbell, Inc. (Electrical Equipment)	0.5%	2,684	681,897
Jabil, Inc. (Electronic Equipment, Instruments & Components)	0.4%	6,879	496,595
Jazz Pharmaceuticals plc* (Pharmaceuticals)	0.4%	3,135	491,913
Knight-Swift Transportation Holdings, Inc. (Road & Rail)	0.3%	8,035	445,380
	Percentage of Net Assets	Shares	Value
Common Stocks (a) (continued)
Lamar Advertising Co., Class A (Equity Real Estate Investment Trusts (REITs))	0.3%	4,357	$436,310
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	0.4%	6,867	500,124
Lear Corp. (Auto Components)	0.3%	2,970	428,393
Life Storage, Inc. (Equity Real Estate Investment Trusts (REITs))	0.3%	4,220	453,608
Lincoln Electric Holdings, Inc. (Machinery)	0.3%	2,897	428,408
Neurocrine Biosciences, Inc.* (Biotechnology)	0.4%	4,783	607,728
NOV, Inc. (Energy Equipment & Services)	0.3%	19,644	441,204
Owens Corning (Building Products)	0.3%	4,813	427,587
Paylocity Holding Corp.* (Software)	0.3%	2,046	445,680
Performance Food Group Co.* (Food & Staples Retailing)	0.4%	7,752	472,717
Regal Rexnord Corp. (Electrical Equipment)	0.3%	3,325	435,941
Reinsurance Group of America, Inc. (Insurance)	0.4%	3,351	483,885
Reliance Steel & Aluminum Co. (Metals & Mining)	0.5%	3,015	637,039
Repligen Corp.* (Life Sciences Tools & Services)	0.3%	2,581	461,586
Rexford Industrial Realty, Inc. (Equity Real Estate Investment Trusts (REITs))	0.4%	8,555	473,006
RPM International, Inc. (Chemicals)	0.5%	6,452	668,556
Service Corp. International (Diversified Consumer Services)	0.4%	7,885	563,383
Shockwave Medical, Inc.* (Health Care Equipment & Supplies)	0.3%	1,797	455,719
Steel Dynamics, Inc. (Metals & Mining)	0.6%	8,674	901,489
Toro Co. (The) (Machinery)	0.4%	5,230	580,478
United Therapeutics Corp.* (Biotechnology)	0.5%	2,276	637,030
Watsco, Inc. (b) (Trading Companies & Distributors)	0.3%	1,661	446,776
Webster Financial Corp. (Banks)	0.4%	8,797	478,029
Wolfspeed, Inc.* (Semiconductors & Semiconductor Equipment)	0.4%	6,183	562,158
Other Common Stocks (b)	61.1%	1,917,272	83,566,123
Total Common Stocks (Cost $102,145,208)			110,263,219

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2022 (UNAUDITED) :: ULTRA MIDCAP400 MVV :: 55

	Percentage of Net Assets	Shares	Value
Securities Lending Reinvestments (c) — 0.3%
Investment Companies — 0.3%
BlackRock Liquidity FedFund, Institutional Class 3.55% (Cost $402,458)	0.3%	402,458	$402,458
		Principal Amount
Short-Term Investments — 20.2%
Repurchase Agreements (d) — 20.2%
Repurchase Agreements with various counterparties, rates 3.40% - 3.80%, dated 11/30/2022, due 12/1/2022, total to be received $27,609,734 (Cost $27,606,847)		$27,606,847	27,606,847
Total Investments — 101.0% (Cost $130,154,513)			138,272,524
Liabilities in excess of other assets — (1.0%)			(1,376,213)
Net Assets — 100.0%			$136,896,311

*  Non-income producing security.

(a)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $37,619,090.

(b)  The security or a portion of this security is on loan at November 30, 2022. The total value of securities on loan at November 30, 2022 was $539,113, collateralized in the form of cash with a value of $402,458 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $140,418 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.13% - 4.38%, and maturity dates ranging from December 15, 2022 - February 15, 2049. The total value of collateral is $542,876.

(c)  The security was purchased with cash collateral held from securities on loan at November 30, 2022. The total value of securities purchased was $402,458.

(d)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$19,213,577
Aggregate gross unrealized depreciation	(36,839,376)
Net unrealized depreciation	$(17,625,799)
Federal income tax cost	$130,754,253

Futures Contracts Purchased

Ultra MidCap400 had the following open long futures contracts as of November 30, 2022:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
S&P Midcap 400 E-Mini Index	38	12/16/2022	USD	$9,803,240	$669,681

Swap Agreementsa

Ultra MidCap400 had the following open non-exchange traded total return swap agreements as of November 30, 2022:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
10,849,876	5/8/2023	Bank of America NA	4.23%	S&P MidCap 400®	(2,801,216)	1,949,213	852,003	—
23,638,243	5/8/2023	BNP Paribas SA	4.28%	S&P MidCap 400®	(7,534,370)	7,526,581	7,789	—
8,728,363	4/10/2023	Citibank NA	4.23%	S&P MidCap 400®	(3,283,454)	3,278,813	4,641	—

See accompanying notes to the financial statements.

56 :: MVV ULTRA MIDCAP400 :: NOVEMBER 30, 2022 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
29,569,715	3/7/2023	Goldman Sachs International	4.33%	S&P MidCap 400®	(935,709)
29,618,046	3/7/2023	Goldman Sachs International	4.10%	SPDR® S&P MidCap 400® ETF Trust	(4,255,266)
59,187,761					(5,190,975)	—	5,190,975	—
13,734,412	3/6/2024	Morgan Stanley & Co. International plc	4.38%	S&P MidCap 400®	788,235	—	(710,000)	78,235
27,040,912	3/7/2023	Societe Generale	4.10%	S&P MidCap 400®	(3,577,252)	—	3,577,252	—
10,460,631	3/7/2023	UBS AG	4.18%	S&P MidCap 400®	(4,214,719)	—	4,214,719	—
153,640,198					(25,813,751)
				Total Unrealized Appreciation	788,235
				Total Unrealized Depreciation	(26,601,986)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

Ultra MidCap400 invested, as a percentage of net assets, in the following industries, as of November 30, 2022:

Aerospace & Defense	1.2%
Air Freight & Logistics	0.2%
Airlines	0.1%
Auto Components	1.2%
Automobiles	0.4%
Banks	5.9%
Beverages	0.4%
Biotechnology	1.5%
Building Products	1.8%
Capital Markets	1.7%
Chemicals	2.1%
Commercial Services & Supplies	1.2%
Communications Equipment	0.6%
Construction & Engineering	1.7%
Construction Materials	0.2%

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2022 (UNAUDITED) :: ULTRA MIDCAP400 MVV :: 57

Consumer Finance	0.4%
Containers & Packaging	0.7%
Diversified Consumer Services	0.9%
Diversified Financial Services	0.2%
Diversified Telecommunication Services	0.5%
Electric Utilities	1.1%
Electrical Equipment	1.8%
Electronic Equipment, Instruments & Components	2.5%
Energy Equipment & Services	0.5%
Entertainment	0.1%
Equity Real Estate Investment Trusts (REITs)	5.8%
Food & Staples Retailing	1.3%
Food Products	1.2%
Gas Utilities	1.2%
Health Care Equipment & Supplies	2.9%
Health Care Providers & Services	1.9%
Hotels, Restaurants & Leisure	2.3%
Household Durables	1.1%
Household Products	0.1%
Independent Power and Renewable Electricity Producers	0.2%
Insurance	3.2%
Interactive Media & Services	0.2%
IT Services	1.6%
Leisure Products	0.9%
Life Sciences Tools & Services	1.1%
Machinery	3.6%
Marine	0.2%
Media	0.9%
Metals & Mining	2.6%
Mortgage Real Estate Investment Trusts (REITs)	0.3%
Multiline Retail	0.6%
Multi-Utilities	0.3%
Oil, Gas & Consumable Fuels	2.8%
Paper & Forest Products	0.2%
Personal Products	0.2%
Pharmaceuticals	0.5%
Professional Services	1.5%
Real Estate Management & Development	0.3%
Road & Rail	1.5%
Semiconductors & Semiconductor Equipment	2.8%
Software	2.5%
Specialty Retail	2.3%
Technology Hardware, Storage & Peripherals	0.1%
Textiles, Apparel & Luxury Goods	1.7%
Thrifts & Mortgage Finance	0.5%
Trading Companies & Distributors	0.8%
Water Utilities	0.4%
Other[a]	19.5%
100.0%

a  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

58 :: MVV ULTRA MIDCAP400 :: NOVEMBER 30, 2022 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 39.0%
Repurchase Agreements (a) — 39.0%
Repurchase Agreements with various counterparties, rates 3.40% - 3.80%, dated 11/30/2022, due 12/1/2022, total to be received $1,913,570 (Cost $1,913,370)	$1,913,370	$1,913,370
Total Investments — 39.0% (Cost $1,913,370)		1,913,370
Other assets less liabilities — 61.0%		2,986,526
Net Assets — 100.0%		$4,899,896

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$11,865
Aggregate gross unrealized depreciation	(3,302,371)
Net unrealized depreciation	$(3,290,506)
Federal income tax cost	$1,913,370

Swap Agreementsa,f

Ultra MSCI Brazil Capped had the following open non-exchange traded total return swap agreements as of November 30, 2022:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
137,288	4/10/2025	Bank of America NA	4.13%	iShares® MSCI Brazil Capped ETF	(1,157)	—	1,157	—
5,004,206	4/10/2023	Citibank NA	4.13%	iShares® MSCI Brazil Capped ETF	(647,489)	—	647,489	—
2,124,409	4/10/2023	Goldman Sachs International	2.83%	iShares® MSCI Brazil Capped ETF	(1,506,487)	—	1,506,487	—
94,186	4/10/2023	Morgan Stanley & Co. International plc	4.28%	iShares® MSCI Brazil Capped ETF	11,865	—	—	11,865
33,298	4/10/2023	Societe Generale	3.83%	iShares® MSCI Brazil Capped ETF	(541,062)	—	541,062	—
2,393,647	4/10/2023	UBS AG	3.83%	iShares® MSCI Brazil Capped ETF	(606,176)	—	606,176	—
9,787,034					(3,290,506)
				Total Unrealized Appreciation	11,865
				Total Unrealized Depreciation	(3,302,371)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

f  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2022 (UNAUDITED) :: ULTRA MSCI BRAZIL CAPPED UBR :: 59

Investments	Principal Amount	Value
Short-Term Investments — 52.1%
Repurchase Agreements (a) — 52.1%
Repurchase Agreements with various counterparties, rates 3.40% - 3.80%, dated 11/30/2022, due 12/1/2022, total to be received $3,306,613 (Cost $3,306,268)	$3,306,268	$3,306,268
Total Investments — 52.1% (Cost $3,306,268)		3,306,268
Other assets less liabilities — 47.9%		3,038,116
Net Assets — 100.0%		$6,344,384

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$530,407
Aggregate gross unrealized depreciation	(3,292,424)
Net unrealized depreciation	$(2,762,017)
Federal income tax cost	$3,306,268

Swap Agreementsa,f

Ultra MSCI EAFE had the following open non-exchange traded total return swap agreements as of November 30, 2022:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
5,719,195	4/10/2025	Bank of America NA	4.13%	iShares® MSCI EAFE ETF	530,407	(307,392)	—	223,015
1,863,388	4/10/2023	Citibank NA	4.23%	iShares® MSCI EAFE ETF	(1,232,109)	—	1,232,109	—
1,927,466	3/7/2023	Goldman Sachs International	4.43%	iShares® MSCI EAFE ETF	(270,044)	—	270,044	—
2,563	11/9/2023	Morgan Stanley & Co. International plc	4.28%	iShares® MSCI EAFE ETF	(462)	—	462	—
1,436,629	3/7/2023	Societe Generale	4.33%	iShares® MSCI EAFE ETF	(949,514)	—	900,005	(49,509)
1,759,582	3/7/2023	UBS AG	4.03%	iShares® MSCI EAFE ETF	(840,295)	—	840,295	—
12,708,823					(2,762,017)
				Total Unrealized Appreciation	530,407
				Total Unrealized Depreciation	(3,292,424)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

f  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

60 :: EFO ULTRA MSCI EAFE :: NOVEMBER 30, 2022 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTSPROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 61.0%
Repurchase Agreements (a) — 61.0%
Repurchase Agreements with various counterparties, rates 3.40% - 3.80%, dated 11/30/2022, due 12/1/2022, total to be received $13,411,204 (Cost $13,409,804)	$13,409,804	$13,409,804
Total Investments — 61.0% (Cost $13,409,804)		13,409,804
Other assets less liabilities — 39.0%		8,560,721
Net Assets — 100.0%		$21,970,525

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,648,090
Aggregate gross unrealized depreciation	(9,047,951)
Net unrealized depreciation	$(7,399,861)
Federal income tax cost	$13,409,804

Swap Agreementsa,f

Ultra MSCI Emerging Markets had the following open non-exchange traded total return swap agreements as of November 30, 2022:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
12,811,053	5/8/2023	Bank of America NA	4.08%	iShares® MSCI Emerging Markets ETF	(6,004,838)	—	6,004,838	—
4,350,272	4/10/2023	Citibank NA	3.98%	iShares® MSCI Emerging Markets ETF	(467,308)	—	467,308	—
6,739,024	3/7/2023	Goldman Sachs International	4.13%	iShares® MSCI Emerging Markets ETF	(585,047)	—	585,047	—
96,695	4/10/2023	Morgan Stanley & Co. International plc	4.28%	iShares® MSCI Emerging Markets ETF	(28,031)	—	28,031	—
1,955,600	3/7/2023	Societe Generale	3.58%	iShares® MSCI Emerging Markets ETF	(1,962,727)	—	1,962,727	—
18,067,098	4/10/2025	UBS AG	3.63%	iShares® MSCI Emerging Markets ETF	1,648,090	(963,960)	—	684,130
44,019,742					(7,399,861)
				Total Unrealized Appreciation	1,648,090
				Total Unrealized Depreciation	(9,047,951)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2022 (UNAUDITED) :: ULTRA MSCI EMERGING MARKETS EET :: 61

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

f  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

62 :: EET ULTRA MSCI EMERGING MARKETS :: NOVEMBER 30, 2022 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Shares	Value
Exchange Traded Funds — 43.3%
iShares MSCI Japan ETF (Cost $2,509,826)	46,250	$2,580,750
	Principal Amount
Short-Term Investments — 19.2%
Repurchase Agreements (a) — 19.2%
Repurchase Agreements with various counterparties, rates 3.40% - 3.80%, dated 11/30/2022, due 12/1/2022, total to be received $1,146,250 (Cost $1,146,130)	$1,146,130	1,146,130
Total Investments — 62.5% (Cost $3,655,956)		3,726,880
Other assets less liabilities — 37.5%		2,240,525
Net Assets — 100.0%		$5,967,405

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$265,392
Aggregate gross unrealized depreciation	(2,635,248)
Net unrealized depreciation	$(2,369,856)
Federal income tax cost	$3,655,956

Swap Agreementsa,f

Ultra MSCI Japan had the following open non-exchange traded total return swap agreements as of November 30, 2022:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
917,015	12/14/2023	Bank of America NA	4.18%	iShares® MSCI Japan ETF	(204,762)	—	204,762	—
4,425,512	12/12/2022	Citibank NA	4.33%	iShares® MSCI Japan ETF	(1,420,981)	—	1,420,981	—
8,846	3/7/2023	Goldman Sachs International	4.33%	iShares® MSCI Japan ETF	(884,830)	—	884,830	—
163,019	11/9/2023	Morgan Stanley & Co. International plc	4.28%	iShares® MSCI Japan ETF	(36,464)	—	36,464	—
2,061,111	3/7/2023	Societe Generale	3.98%	iShares® MSCI Japan ETF	(88,211)	—	88,211	—
1,784,449	11/9/2023	UBS AG	3.83%	iShares® MSCI Japan ETF	194,468	—	—	194,468
9,359,952					(2,440,780)
				Total Unrealized Appreciation	194,468
				Total Unrealized Depreciation	(2,635,248)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2022 (UNAUDITED) :: ULTRA MSCI JAPAN EZJ :: 63

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

f  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

64 :: EZJ ULTRA MSCI JAPAN :: NOVEMBER 30, 2022 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTSPROSHARES TRUST

	Percentage of Net Assets	Shares	Value
Common Stocks (a) — 79.1%
AbCellera Biologics, Inc.* (Life Sciences Tools & Services)	0.3%	23,982	$308,648
Alkermes plc* (Biotechnology)	0.3%	13,815	342,336
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	1.9%	10,095	2,226,856
Amgen, Inc. (Biotechnology)	6.7%	27,766	7,952,182
Amicus Therapeutics, Inc.* (Biotechnology)	0.2%	23,591	285,451
Apellis Pharmaceuticals, Inc.* (Biotechnology)	0.4%	9,240	461,353
Argenx SE, ADR* (Biotechnology)	0.9%	2,557	1,017,609
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	0.2%	8,902	286,644
Ascendis Pharma A/S, ADR* (Biotechnology)	0.5%	4,666	574,198
AstraZeneca plc, ADR (Pharmaceuticals)	3.0%	51,281	3,485,570
Axsome Therapeutics, Inc.*(b) (Pharmaceuticals)	0.2%	3,390	245,063
Beam Therapeutics, Inc.* (Biotechnology)	0.2%	5,917	273,306
BeiGene Ltd., ADR* (Biotechnology)	0.7%	4,067	779,278
Biogen, Inc.* (Biotechnology)	3.2%	12,205	3,724,600
BioMarin Pharmaceutical, Inc.* (Biotechnology)	1.3%	15,599	1,575,187
BioNTech SE, ADR (Biotechnology)	1.0%	7,411	1,237,785
CRISPR Therapeutics AG* (Biotechnology)	0.3%	6,561	359,477
Cytokinetics, Inc.* (Biotechnology)	0.3%	7,918	336,515
Denali Therapeutics, Inc.* (Biotechnology)	0.3%	11,423	364,508
Exelixis, Inc.* (Biotechnology)	0.4%	27,068	462,321
Gilead Sciences, Inc. (Biotechnology)	7.8%	105,122	9,232,865
Guardant Health, Inc.* (Health Care Providers & Services)	0.4%	8,597	449,967
Halozyme Therapeutics, Inc.* (Biotechnology)	0.6%	11,588	663,529
Harmony Biosciences Holdings, Inc.* (Pharmaceuticals)	0.3%	4,976	297,416
Horizon Therapeutics plc* (Biotechnology)	1.6%	19,376	1,943,219
	Percentage of Net Assets	Shares	Value
Common Stocks (a) (continued)
Illumina, Inc.* (Life Sciences Tools & Services)	2.4%	13,230	$2,885,198
Incyte Corp.* (Biotechnology)	1.2%	18,707	1,490,387
Intellia Therapeutics, Inc.* (Biotechnology)	0.3%	6,393	328,984
Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	0.3%	7,940	430,507
Ionis Pharmaceuticals, Inc.* (Biotechnology)	0.4%	11,938	486,951
Jazz Pharmaceuticals plc* (Pharmaceuticals)	0.7%	5,272	827,230
Karuna Therapeutics, Inc.* (Biotechnology)	0.6%	2,857	672,281
Medpace Holdings, Inc.* (Life Sciences Tools & Services)	0.5%	2,607	547,183
Mirati Therapeutics, Inc.* (Biotechnology)	0.3%	4,677	427,384
Moderna, Inc.* (Biotechnology)	4.9%	32,902	5,787,791
Neurocrine Biosciences, Inc.* (Biotechnology)	0.9%	8,044	1,022,071
Novocure Ltd.*(b) (Health Care Equipment & Supplies)	0.6%	8,809	676,883
Prothena Corp. plc* (Biotechnology)	0.2%	3,946	246,664
PTC Therapeutics, Inc.* (Biotechnology)	0.2%	6,017	249,645
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	5.7%	9,015	6,776,576
Royalty Pharma plc, Class A (Pharmaceuticals)	1.4%	36,766	1,616,601
Sanofi, ADR (Pharmaceuticals)	0.9%	24,462	1,109,352
Sarepta Therapeutics, Inc.* (Biotechnology)	0.8%	7,365	904,496
Seagen, Inc.* (Biotechnology)	1.6%	15,512	1,883,002
Syneos Health, Inc.* (Life Sciences Tools & Services)	0.3%	8,634	304,608
United Therapeutics Corp.* (Biotechnology)	0.9%	3,828	1,071,419
Vaxcyte, Inc.* (Biotechnology)	0.3%	6,429	296,120
Vertex Pharmaceuticals, Inc.* (Biotechnology)	5.8%	21,569	6,824,432
Viatris, Inc. (Pharmaceuticals)	1.0%	101,984	1,124,884
Vir Biotechnology, Inc.* (Biotechnology)	0.3%	11,155	314,794
Other Common Stocks (b)	13.6%	1,947,911	16,048,723
Total Common Stocks (Cost $113,280,078)			93,240,049

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2022 (UNAUDITED) :: ULTRA NASDAQ BIOTECHNOLOGY BIB :: 65

	Percentage of Net Assets	No. of Rights	Value
Right — 0.0% (c)
Achillion Pharmaceuticals, Inc., CVR*(d)(e) (Cost $11,641)	0.0%	25,307	$11,641
		Shares
Securities Lending Reinvestments (f) — 1.2%
Investment Companies — 1.2%
BlackRock Liquidity FedFund, Institutional Class 3.55% (Cost $1,368,691)	1.2%	1,368,691	1,368,691
		Principal Amount
Short-Term Investments — 17.2%
Repurchase Agreements (g) — 17.2%

Repurchase Agreements with various counterparties, rates 3.40% - 3.80%, dated 11/30/2022, due 12/1/2022, total to be received $20,348,530 (Cost $20,346,405)	$20,346,405	20,346,405
Total Investments — 97.5% (Cost $135,006,815)		114,966,786
Other assets less liabilities — 2.5%		3,000,769
Net Assets — 100.0%		$117,967,555

*  Non-income producing security.

(a)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $46,729,596.

(b)  The security or a portion of this security is on loan at November 30, 2022. The total value of securities on loan at November 30, 2022 was $2,060,571, collateralized in the form of cash with a value of $1,368,691 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $702,012 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 6.25%, and maturity dates ranging from December 8, 2022 - November 15, 2051. The total value of collateral is $2,070,703.

(c)  Represents less than 0.05% of net assets.

(d)  Illiquid security.

(e)  Security fair valued as of November 30, 2022 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at November 30, 2022 amounted to $11,641, which represents approximately 0.01% of net assets of the Fund.

(f)  The security was purchased with cash collateral held from securities on loan at November 30, 2022. The total value of securities purchased was $1,368,691.

(g)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations

ADR  American Depositary Receipt

CVR  Contingent Value Rights — No defined expiration

As of November 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$13,661,215
Aggregate gross unrealized depreciation	(72,287,208)
Net unrealized depreciation	$(58,625,993)
Federal income tax cost	$136,009,279

Swap Agreementsa

Ultra Nasdaq Biotechnology had the following open non-exchange traded total return swap agreements as of November 30, 2022:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
14,543,980	5/8/2023	Bank of America NA	3.98%	NASDAQ Biotechnology Index®	(11,690,137)	841,585	10,848,552	—
32,411,181	11/6/2023	BNP Paribas SA	4.13%	NASDAQ Biotechnology Index®	2,515,554	(1,725,551)	(500)	789,503
16,255,547	4/10/2023	Citibank NA	3.98%	NASDAQ Biotechnology Index®	(9,219,288)	9,219,288	—	—
27,484,994	3/7/2023	Goldman Sachs International	4.43%	NASDAQ Biotechnology Index®	(6,380,912)	—	6,380,912	—

See accompanying notes to the financial statements.

66 :: BIB ULTRA NASDAQ BIOTECHNOLOGY :: NOVEMBER 30, 2022 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
4,370,144	3/6/2024	Morgan Stanley & Co. International plc	4.28%	NASDAQ Biotechnology Index®	227,713	—	(135,000)	92,713
25,169,600	3/7/2023	Societe Generale	4.18%	NASDAQ Biotechnology Index®	(5,631,621)	—	5,631,621	—
21,933,260	3/7/2023	UBS AG	3.83%	NASDAQ Biotechnology Index®	(7,404,809)	—	7,404,809	—
142,168,706					(37,583,500)
				Total Unrealized Appreciation	2,743,267
				Total Unrealized Depreciation	(40,326,767)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Ultra Nasdaq Biotechnology invested, as a percentage of net assets, in the following industries, as of November 30, 2022:

Biotechnology	64.2%
Health Care Equipment & Supplies	0.6%
Health Care Providers & Services	0.5%
Life Sciences Tools & Services	4.1%
Pharmaceuticals	9.7%
Other[a]	20.9%
100.0%

a  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2022 (UNAUDITED) :: ULTRA NASDAQ BIOTECHNOLOGY BIB :: 67

Investments	Shares	Value
Common Stocks (a) — 78.8%
Communications Equipment — 5.9%
Arista Networks, Inc.*	499	$69,511
Cisco Systems, Inc.	891	44,300
		113,811
Diversified Telecommunication Services — 1.4%
Lumen Technologies, Inc.	5,007	27,388
Health Care Technology — 0.5%
Veeva Systems, Inc., Class A*	49	9,328
Interactive Media & Services — 3.4%
Alphabet, Inc., Class A*	551	55,646
Eventbrite, Inc., Class A*	1,405	10,242
		65,888
Internet & Direct Marketing Retail — 2.4%
Amazon.com, Inc.*	473	45,664
IT Services — 21.8%
Akamai Technologies, Inc.*	440	41,738
Cloudflare, Inc., Class A*	637	31,302
DigitalOcean Holdings, Inc.*	1,424	42,478
Fastly, Inc., Class A*	3,202	30,931
International Business Machines Corp.	465	69,239
MongoDB, Inc.*	155	23,667
Rackspace Technology, Inc.*(b)	13,414	65,460
Shopify, Inc., Class A*	947	38,713
Snowflake, Inc., Class A*	55	7,860
Squarespace, Inc., Class A*	477	9,774
Toast, Inc., Class A*	529	9,713
Twilio, Inc., Class A*	432	21,177
Wix.com Ltd.*	315	28,504
		420,556
Media — 0.4%
Trade Desk, Inc. (The), Class A*	160	8,342
Software — 36.5%
Adobe, Inc.*	78	26,904
Appfolio, Inc., Class A*	97	11,067
Appian Corp., Class A*	426	16,201
AppLovin Corp., Class A*	1,215	17,508
Asana, Inc., Class A*	522	9,479
Atlassian Corp., Class A*	119	15,654
Blackbaud, Inc.*	191	11,320
Blackline, Inc.*	146	9,883
Box, Inc., Class A*	388	10,651
Investments	Shares	Value
Common Stocks (a) (continued)
Confluent, Inc., Class A*	1,095	$25,218
Coupa Software, Inc.*	171	10,814
Crowdstrike Holdings, Inc., Class A*	54	6,353
Datadog, Inc., Class A*	96	7,275
DocuSign, Inc.*	172	8,096
Domo, Inc., Class B*	1,037	14,829
Dropbox, Inc., Class A*	468	11,026
Elastic NV*	119	7,282
Everbridge, Inc.*	253	8,258
HashiCorp, Inc., Class A*	846	23,096
HubSpot, Inc.*	89	26,970
Intuit, Inc.	22	8,967
Microsoft Corp.	229	58,427
Open Text Corp.	318	9,343
Oracle Corp.	806	66,922
Palo Alto Networks, Inc.*	54	9,175
Paycom Software, Inc.*	29	9,834
Paylocity Holding Corp.*	42	9,149
Q2 Holdings, Inc.*	252	6,854
Qualtrics International, Inc., Class A*	816	8,372
Qualys, Inc.*	65	8,016
RingCentral, Inc., Class A*	695	25,757
Salesforce, Inc.*	192	30,768
SAP SE, ADR (b)	234	25,943
ServiceNow, Inc.*	69	28,725
Smartsheet, Inc., Class A*	301	9,253
Splunk, Inc.*	332	25,790
Sprout Social, Inc., Class A*	165	9,784
Workday, Inc., Class A*	61	10,242
Workiva, Inc.*	439	35,366
Zoom Video Communications, Inc., Class A*	124	9,353
Zscaler, Inc.*	63	8,407
Zuora, Inc., Class A*	1,300	9,984
		702,315
Technology Hardware, Storage & Peripherals — 6.5%
Hewlett Packard Enterprise Co.	2,201	36,933
NetApp, Inc.	414	27,990
Pure Storage, Inc., Class A*	2,066	60,307
		125,230
Total Common Stocks (Cost $1,725,198)		1,518,522
Securities Lending Reinvestments (c) — 1.1%
Investment Companies — 1.1%
BlackRock Liquidity FedFund, Institutional Class 3.55% (Cost $20,905)	20,905	20,905

See accompanying notes to the financial statements.

68 :: SKYU ULTRA NASDAQ CLOUD COMPUTING :: NOVEMBER 30, 2022 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 6.9%
Repurchase Agreements (d) — 6.9%
Repurchase Agreements with various counterparties, rates 3.40% - 3.80%, dated 11/30/2022, due 12/1/2022, total to be received $132,302 (Cost $132,288)	$132,288	$132,288
Total Investments — 86.8% (Cost $1,878,391)		1,671,715
Other assets less liabilities — 13.2%		254,837
Net Assets — 100.0%		$1,926,552

*  Non-income producing security.

(a)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $360,621.

(b)  The security or a portion of this security is on loan at November 30, 2022. The total value of securities on loan at November 30, 2022 was $21,221, collateralized in the form of cash with a value of $20,905 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments.

(c)  The security was purchased with cash collateral held from securities on loan at November 30, 2022. The total value of securities purchased was $20,905.

(d)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations

ADR  American Depositary Receipt

As of November 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$123,547
Aggregate gross unrealized depreciation	(992,408)
Net unrealized depreciation	$(868,861)
Federal income tax cost	$1,881,915

Swap Agreementsa

Ultra Nasdaq Cloud Computing had the following open non-exchange traded total return swap agreements as of November 30, 2022:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
944,530	3/6/2024	Bank of America NA	3.93%	ISE Cloud Computing Index	48,741	—	—	48,741
1,006,569	11/6/2023	BNP Paribas SA	4.28%	ISE Cloud Computing Index	(352,676)	—	309,000	(43,676)
214,000	3/7/2023	Goldman Sachs International	4.43%	ISE Cloud Computing Index	(367,875)	360,621	—	(7,254)
156,841	3/6/2024	UBS AG	4.38%	ISE Cloud Computing Index	13,149	—	—	13,149
2,321,940					(658,661)
				Total Unrealized Appreciation	61,890
				Total Unrealized Depreciation	(720,551)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2022 (UNAUDITED) :: ULTRA NASDAQ CLOUD COMPUTING SKYU :: 69

Investments	Principal Amount	Value
Short-Term Investments — 25.5%
Repurchase Agreements (a) — 25.5%
Repurchase Agreements with various counterparties, rates 3.40% - 3.80%, dated 11/30/2022, due 12/1/2022, total to be received $668,129 (Cost $668,058)	$668,058	$668,058
Total Investments — 25.5% (Cost $668,058)		668,058
Other assets less liabilities — 74.5%		1,947,835
Net Assets — 100.0%		$2,615,893

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,912
Aggregate gross unrealized depreciation	(1,200,157)
Net unrealized depreciation	$(1,194,245)
Federal income tax cost	$668,058

Swap Agreementsa

Ultra Nasdaq Cybersecurity had the following open non-exchange traded total return swap agreements as of November 30, 2022:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
1,517,533	3/6/2024	Bank of America NA	4.08%	First Trust Nasdaq Cybersecurity ETF	(36,337)	—	36,337	—
2,298,909	11/6/2023	BNP Paribas SA	4.33%	First Trust Nasdaq Cybersecurity ETF	(442,316)	—	442,316	—
1,262,500	3/7/2023	Goldman Sachs International	4.43%	First Trust Nasdaq Cybersecurity ETF	(721,504)	—	721,504	—
133,847	3/6/2024	UBS AG	4.33%	First Trust Nasdaq Cybersecurity ETF	5,912	—	—	5,912
5,212,789					(1,194,245)
				Total Unrealized Appreciation	5,912
				Total Unrealized Depreciation	(1,200,157)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

70 :: UCYB ULTRA NASDAQ CYBERSECURITY :: NOVEMBER 30, 2022 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Shares	Value
Common Stocks (a) — 69.9%
Electric Utilities — 0.3%
OGE Energy Corp.	12,449	$503,687
Electrical Equipment — 0.3%
Plug Power, Inc.*	32,350	516,306
Energy Equipment & Services — 5.4%
Baker Hughes Co.	62,895	1,825,213
Halliburton Co.	56,388	2,136,541
NOV, Inc.	24,402	548,069
Schlumberger Ltd.	87,854	4,528,874
TechnipFMC plc*	28,109	348,551
		9,387,248
Oil, Gas & Consumable Fuels — 63.3%
Antero Resources Corp.*	17,507	639,881
APA Corp.	20,294	950,774
Cheniere Energy, Inc.	15,528	2,722,990
Chesapeake Energy Corp.	6,009	621,931
Chevron Corp.	111,950	20,521,554
ConocoPhillips	79,061	9,764,824
Coterra Energy, Inc. (b)	49,457	1,380,345
Devon Energy Corp.	40,675	2,787,051
Diamondback Energy, Inc.	11,050	1,635,621
DT Midstream, Inc.	6,014	362,825
EOG Resources, Inc.	36,431	5,170,652
EQT Corp.	22,996	975,260
Equitrans Midstream Corp.	26,835	225,146
Exxon Mobil Corp.	259,098	28,847,971
Hess Corp.	17,301	2,489,787
HF Sinclair Corp.	9,031	562,993
Kinder Morgan, Inc.	123,248	2,356,502
Marathon Oil Corp.	42,121	1,290,166
Marathon Petroleum Corp.	30,996	3,775,623
Matador Resources Co.	6,977	462,994
New Fortress Energy, Inc.	2,960	150,664
Occidental Petroleum Corp.	46,296	3,217,109
ONEOK, Inc.	27,779	1,858,971
Ovintiv, Inc.	15,808	881,454
PDC Energy, Inc.	5,985	444,805
Phillips 66	29,870	3,239,103
Pioneer Natural Resources Co.	14,837	3,501,384
Range Resources Corp.	15,404	444,713
Southwestern Energy Co.*	69,270	479,348
Targa Resources Corp.	14,069	1,046,593
Texas Pacific Land Corp.	385	998,128
Valero Energy Corp.	24,490	3,272,354
Williams Cos., Inc. (The)	75,749	2,628,490
		109,708,006
Investments	Shares	Value
Common Stocks (a) (continued)
Semiconductors & Semiconductor Equipment — 0.6%
First Solar, Inc.*	6,161	$1,062,957
Total Common Stocks (Cost $100,219,204)		121,178,204
	Principal Amount
Short-Term Investments — 18.8%
Repurchase Agreements (c) — 18.8%
Repurchase Agreements with various counterparties, rates 3.40% - 3.80%, dated 11/30/2022, due 12/1/2022, total to be received $32,527,143 (Cost $32,523,745)	$32,523,745	32,523,745
Total Investments — 88.7% (Cost $132,742,949)		153,701,949
Other assets less liabilities — 11.3%		19,655,168
Net Assets — 100.0%		$173,357,117

*  Non-income producing security.

(a)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $20,829,420.

(b)  The security or a portion of this security is on loan at November 30, 2022. The total value of securities on loan at November 30, 2022 was $423,032, collateralized in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 5.25%, and maturity dates ranging from July 15, 2023 - May 15, 2047. The total value of collateral is $437,716.

(c)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$26,731,882
Aggregate gross unrealized depreciation	(575,762)
Net unrealized appreciation	$26,156,120
Federal income tax cost	$133,201,627
See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2022 (UNAUDITED) :: ULTRA OIL & GAS DIG :: 71

Swap Agreementsa

Ultra Oil & Gas had the following open non-exchange traded total return swap agreements as of November 30, 2022:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Reference Instrument	Value and Unrealized Appreciation[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
16,100,756	4/8/2024	Bank of America NA	4.13%	Dow Jones U.S. Oil & GasSM Index	317,624	(470)	—	317,154
32,184,055	11/6/2023	BNP Paribas SA	4.33%	Dow Jones U.S. Oil & GasSM Index	2,472,711	(2,243,080)	(25,506)	204,125
16,701,157	4/8/2024	Citibank NA	4.13%	Dow Jones U.S. Oil & GasSM Index	329,468	—	(10,000)	319,468
29,433,294	4/8/2024	Goldman Sachs International	4.43%	Dow Jones U.S. Oil & GasSM Index	407,044	—	—	407,044
10,582,536	4/8/2024	Morgan Stanley & Co. International plc	4.43%	Dow Jones U.S. Oil & GasSM Index	206,077	—	(12,000)	194,077
21,589,375	4/8/2024	Societe Generale	4.38%	Dow Jones U.S. Oil & GasSM Index	464,070	(330,022)	—	134,048
99,068,383	4/8/2024	UBS AG	3.83%	Dow Jones U.S. Oil & GasSM Index	1,458,804	(740,295)	—	718,509
225,659,556					5,655,798
				Total Unrealized Appreciation	5,655,798

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

72 :: DIG ULTRA OIL & GAS :: NOVEMBER 30, 2022 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Shares	Value
Common Stocks (a) — 80.1%
Automobiles — 2.8%
Lucid Group, Inc.*(b)	392,169	$3,976,594
Tesla, Inc.*	437,863	85,251,926
		89,228,520
Beverages — 2.6%
Keurig Dr Pepper, Inc.	330,975	12,798,803
Monster Beverage Corp.*	123,176	12,669,884
PepsiCo, Inc.	322,514	59,829,572
		85,298,259
Biotechnology — 4.1%
Amgen, Inc.	125,021	35,806,014
Biogen, Inc.*	33,903	10,346,179
Gilead Sciences, Inc.	292,944	25,729,272
Moderna, Inc.*	91,477	16,091,719
Regeneron Pharmaceuticals, Inc.*	25,030	18,815,051
Seagen, Inc.*	43,111	5,233,244
Vertex Pharmaceuticals, Inc.*	59,945	18,966,598
		130,988,077
Commercial Services & Supplies — 0.6%
Cintas Corp.	23,826	11,002,370
Copart, Inc.*	111,116	7,395,881
		18,398,251
Communications Equipment — 1.5%
Cisco Systems, Inc.	967,853	48,121,651
Electric Utilities — 1.2%
American Electric Power Co., Inc.	120,043	11,620,163
Constellation Energy Corp.	76,359	7,339,594
Exelon Corp.	232,197	9,605,990
Xcel Energy, Inc.	127,829	8,976,152
		37,541,899
Entertainment — 1.7%
Activision Blizzard, Inc.	182,831	13,520,353
Electronic Arts, Inc.	64,989	8,499,261
NetEase, Inc., ADR	37,942	2,698,435
Netflix, Inc.*	103,939	31,756,483
		56,474,532
Food & Staples Retailing — 2.0%
Costco Wholesale Corp.	103,514	55,819,925
Walgreens Boots Alliance, Inc.	201,998	8,382,917
		64,202,842
Investments	Shares	Value
Common Stocks (a) (continued)
Food Products — 1.0%
Kraft Heinz Co. (The)	286,404	$11,269,998
Mondelez International, Inc., Class A	320,348	21,658,728
		32,928,726
Health Care Equipment & Supplies — 1.4%
Align Technology, Inc.*	18,280	3,594,945
Dexcom, Inc.*	91,744	10,667,992
IDEXX Laboratories, Inc.*	19,465	8,289,560
Intuitive Surgical, Inc.*	83,465	22,568,101
		45,120,598
Hotels, Restaurants & Leisure — 2.1%
Airbnb, Inc., Class A*	93,277	9,527,313
Booking Holdings, Inc.*	9,278	19,293,137
Marriott International, Inc., Class A	75,853	12,542,294
Starbucks Corp.	268,176	27,407,587
		68,770,331
Industrial Conglomerates — 1.1%
Honeywell International, Inc.	157,440	34,565,952
Interactive Media & Services — 7.4%
Alphabet, Inc., Class A*	844,715	85,307,768
Alphabet, Inc., Class C*	868,226	88,081,527
Baidu, Inc., ADR*	42,538	4,619,627
Match Group, Inc.*	66,136	3,343,836
Meta Platforms, Inc., Class A*	481,078	56,815,312
		238,168,070
Internet & Direct Marketing Retail — 5.3%
Amazon.com, Inc.*	1,435,232	138,557,297
eBay, Inc.	128,388	5,833,951
JD.com, Inc., ADR	117,963	6,745,124
MercadoLibre, Inc.*	11,758	10,946,522
Pinduoduo, Inc., ADR*	109,420	8,976,817
		171,059,711
IT Services — 2.6%
Automatic Data Processing, Inc.	97,090	25,645,352
Cognizant Technology Solutions Corp., Class A	121,013	7,528,219
Fiserv, Inc.*	149,533	15,605,264
Paychex, Inc.	84,105	10,431,543
PayPal Holdings, Inc.*	270,296	21,193,909
VeriSign, Inc.*	25,054	5,006,040
		85,410,327
Life Sciences Tools & Services — 0.2%
Illumina, Inc.*	36,754	8,015,312

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2022 (UNAUDITED) :: ULTRA QQQ QLD :: 73

Investments	Shares	Value
Common Stocks (a) (continued)
Machinery — 0.3%
PACCAR, Inc.	81,269	$8,607,200
Media — 1.8%
Charter Communications, Inc., Class A*	37,549	14,692,548
Comcast Corp., Class A	1,029,316	37,714,138
Sirius XM Holdings, Inc. (b)	910,200	5,907,198
		58,313,884
Multiline Retail — 0.2%
Dollar Tree, Inc.*	52,344	7,866,780
Pharmaceuticals — 0.3%
AstraZeneca plc, ADR	138,340	9,402,970
Professional Services — 0.2%
Verisk Analytics, Inc.	36,668	6,736,278
Road & Rail — 0.8%
CSX Corp.	500,479	16,360,658
Old Dominion Freight Line, Inc.	26,147	7,912,344
		24,273,002
Semiconductors & Semiconductor Equipment — 12.6%
Advanced Micro Devices, Inc.*	377,307	29,290,342
Analog Devices, Inc.	120,203	20,664,098
Applied Materials, Inc.	201,077	22,038,039
ASML Holding NV (Registered), NYRS	20,115	12,232,334
Broadcom, Inc.	94,629	52,143,418
Enphase Energy, Inc.*	31,555	10,116,217
Intel Corp.	959,675	28,857,427
KLA Corp.	33,142	13,029,777
Lam Research Corp.	32,015	15,123,246
Marvell Technology, Inc.	199,263	9,269,715
Microchip Technology, Inc.	129,121	10,225,092
Micron Technology, Inc.	257,864	14,865,860
NVIDIA Corp.	493,670	83,543,774
NXP Semiconductors NV	61,368	10,790,949
QUALCOMM, Inc.	262,441	33,196,162
Skyworks Solutions, Inc.	37,493	3,585,081
Texas Instruments, Inc.	213,546	38,536,511
		407,508,042
Investments	Shares	Value
Common Stocks (a) (continued)
Software — 13.3%
Adobe, Inc.*	109,399	$37,734,997
ANSYS, Inc.*	20,330	5,169,919
Atlassian Corp., Class A*	33,868	4,455,335
Autodesk, Inc.*	50,464	10,191,205
Cadence Design Systems, Inc.*	64,013	11,012,796
Crowdstrike Holdings, Inc., Class A*	50,221	5,908,501
Datadog, Inc., Class A*	67,958	5,149,857
DocuSign, Inc.*	46,729	2,199,534
Fortinet, Inc.*	184,294	9,797,069
Intuit, Inc.	65,913	26,865,480
Microsoft Corp.	1,050,658	268,064,882
Palo Alto Networks, Inc.*	69,870	11,870,913
Splunk, Inc.*	38,016	2,953,083
Synopsys, Inc.*	35,733	12,132,783
Workday, Inc., Class A*	46,963	7,885,088
Zoom Video Communications, Inc., Class A*	58,655	4,424,346
Zscaler, Inc.*	33,153	4,424,268
		430,240,056
Specialty Retail — 0.7%
O'Reilly Automotive, Inc.*	14,772	12,770,985
Ross Stores, Inc.	81,777	9,622,699
		22,393,684
Technology Hardware, Storage & Peripherals — 10.4%
Apple, Inc.	2,264,006	335,140,808
Textiles, Apparel & Luxury Goods — 0.3%
Lululemon Athletica, Inc.*	28,621	10,884,853
Trading Companies & Distributors — 0.2%
Fastenal Co.	134,334	6,919,544
Wireless Telecommunication Services — 1.4%
T-Mobile US, Inc.*	293,112	44,394,744
Total Common Stocks (Cost $3,102,813,757)		2,586,974,903
Securities Lending Reinvestments (c) — 0.3%
Investment Companies — 0.3%
BlackRock Liquidity FedFund, Institutional Class 3.55% (Cost $8,086,474)	8,086,474	8,086,474

See accompanying notes to the financial statements.

74 :: QLD ULTRA QQQ :: NOVEMBER 30, 2022 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 41.0%
Repurchase Agreements (d) — 5.7%
Repurchase Agreements with various counterparties, rates 3.40% - 3.80%, dated 11/30/2022, due 12/1/2022, total to be received $185,113,144 (Cost $185,093,796)	$185,093,796	$185,093,796
U.S. Treasury Obligations — 35.3%
U.S. Treasury Bills
2.59%, 12/1/2022 (e)	250,000,000	250,000,000
3.18%, 1/12/2023 (e)	150,000,000	149,318,374
3.33%, 1/19/2023 (e)	200,000,000	198,937,652
3.24%, 2/16/2023 (e)	200,000,000	198,237,056
3.87%, 3/16/2023 (e)	150,000,000	148,138,164
3.84%, 3/23/2023 (e)	75,000,000	74,015,917
4.15%, 4/6/2023 (e)	75,000,000	73,910,494
4.53%, 5/18/2023 (e)	50,000,000	48,956,300
Total U.S. Treasury Obligations (Cost $1,142,534,529)		1,141,513,957
Total Short-Term Investments (Cost $1,327,628,325)		1,326,607,753
Total Investments — 121.4% (Cost $4,438,528,556)		3,921,669,130
Liabilities in excess of other assets — (21.4%)		(691,835,871)
Net Assets — 100.0%		$3,229,833,259

*  Non-income producing security.

(a)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $1,860,127,914.

(b)  The security or a portion of this security is on loan at November 30, 2022. The total value of securities on loan at November 30, 2022 was $8,807,710, collateralized in the form of cash with a value of $8,086,474 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $926,331 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 5.25%, and maturity dates ranging from July 15, 2023 - May 15, 2047. The total value of collateral is $9,012,805.

(c)  The security was purchased with cash collateral held from securities on loan at November 30, 2022. The total value of securities purchased was $8,086,474.

(d)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(e)  The rate shown was the current yield as of November 30, 2022.

Abbreviations

ADR  American Depositary Receipt

NYRS  New York Registry Shares

As of November 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$111,582,847
Aggregate gross unrealized depreciation	(1,730,987,011)
Net unrealized depreciation	$(1,619,404,164)
Federal income tax cost	$4,480,591,317

Futures Contracts Purchased

Ultra QQQ had the following open long futures contracts as of November 30, 2022:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
NASDAQ 100 E-Mini Index	880	12/16/2022	USD	$211,943,600	$9,381,391

Swap Agreementsa

Ultra QQQ had the following open non-exchange traded total return swap agreements as of November 30, 2022:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
312,011,636	11/6/2023	Bank of America NA	4.43%	NASDAQ-100 Index®	(81,659,756)	1,169,615	80,490,141	—
338,610,099	11/6/2023	Barclays Capital	4.43%	NASDAQ-100 Index®	(2,968,698)	—	2,968,698	—

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2022 (UNAUDITED) :: ULTRA QQQ QLD :: 75

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
314,610,129	5/8/2023	BNP Paribas SA	4.48%	NASDAQ-100 Index®	(233,964,176)	188,799,476	45,164,700	—
351,686,774	4/10/2023	Citibank NA	4.49%	NASDAQ-100 Index®	(146,195,778)	115,372,925	30,822,853	—
444,015,704	3/7/2023	Goldman Sachs International	4.23%	PowerShares QQQ TrustSM, Series 1	(187,191,473)
449,178,380	4/8/2024	Goldman Sachs International	4.43%	NASDAQ-100 Index®	(23,261,314)
893,194,084					(210,452,787)	72,432,545	138,020,242	—
524,029,414	5/8/2023	J.P. Morgan Securities	4.23%	NASDAQ-100 Index®	(203,029,738)	202,982,452	47,286	—
128,228,410	3/6/2024	Morgan Stanley & Co. International plc	4.38%	NASDAQ-100 Index®	11,013,344
305,137,676	3/6/2024	Morgan Stanley & Co. International plc	4.38%	PowerShares QQQ TrustSM, Series 1	20,675,771
433,366,086					31,689,115	—	(13,214,999)	18,474,116
456,576,867	4/8/2024	Societe Generale	4.68%	NASDAQ-100 Index®	4,544,996	—	—	4,544,996
36,787,924	3/7/2023	UBS AG	4.63%	NASDAQ-100 Index®	(227,826,546)	208,447,942	19,378,604	—
3,660,873,013					(1,069,863,368)
				Total Unrealized Appreciation	36,234,111
				Total Unrealized Depreciation	(1,106,097,479)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

76 :: QLD ULTRA QQQ :: NOVEMBER 30, 2022 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Shares	Value
Common Stocks (a) — 85.0%
Equity Real Estate Investment Trusts (REITs) — 77.6%
Agree Realty Corp.	4,089	$286,026
Alexandria Real Estate Equities, Inc.	7,605	1,183,414
American Homes 4 Rent, Class A	15,495	512,420
American Tower Corp.	23,834	5,273,272
Americold Realty Trust, Inc. (b)	13,798	411,870
Apartment Income REIT Corp.	7,899	300,557
AvalonBay Communities, Inc.	7,161	1,252,459
Boston Properties, Inc.	7,307	526,689
Brixmor Property Group, Inc.	15,350	355,813
Camden Property Trust	5,456	656,520
Corporate Office Properties Trust	5,759	159,927
Cousins Properties, Inc.	7,757	204,630
Crown Castle, Inc.	22,174	3,136,069
CubeSmart	11,496	475,819
Digital Realty Trust, Inc.	14,730	1,656,536
Douglas Emmett, Inc.	9,004	155,949
EastGroup Properties, Inc.	2,232	346,496
Equinix, Inc.	4,665	3,221,882
Equity Commonwealth	5,703	154,494
Equity LifeStyle Properties, Inc.	8,959	595,057
Equity Residential	17,332	1,124,154
Essex Property Trust, Inc.	3,334	734,747
Extra Space Storage, Inc.	6,859	1,102,173
Federal Realty Investment Trust	3,730	414,403
First Industrial Realty Trust, Inc.	6,765	341,971
Gaming and Leisure Properties, Inc.	13,083	688,297
Healthcare Realty Trust, Inc.	19,492	400,171
Healthpeak Properties, Inc.	27,638	725,774
Highwoods Properties, Inc.	5,388	160,562
Host Hotels & Resorts, Inc.	36,618	693,545
Invitation Homes, Inc.	29,699	969,078
Iron Mountain, Inc.	14,890	808,974
JBG SMITH Properties	5,098	105,070
Kilroy Realty Corp.	5,388	232,869
Kimco Realty Corp.	31,679	726,083
Lamar Advertising Co., Class A	4,463	446,925
Life Storage, Inc.	4,321	464,464
LXP Industrial Trust (b)	14,331	154,202
Medical Properties Trust, Inc.	30,683	402,561
Mid-America Apartment Communities, Inc. (b)	5,913	974,935
National Health Investors, Inc.	2,288	128,723
National Retail Properties, Inc.	9,072	420,578
National Storage Affiliates Trust	4,372	174,049
Omega Healthcare Investors, Inc.	11,995	363,209
Physicians Realty Trust	11,593	173,083
PotlatchDeltic Corp.	4,128	197,277
Prologis, Inc.	47,217	5,561,690
Public Storage	8,093	2,411,390
Rayonier, Inc.	7,500	269,100
Investments	Shares	Value
Common Stocks (a) (continued)
Realty Income Corp.	31,634	$1,995,156
Regency Centers Corp.	7,879	523,402
Rexford Industrial Realty, Inc.	8,762	484,451
Sabra Health Care REIT, Inc.	11,831	152,738
SBA Communications Corp.	5,526	1,653,932
Simon Property Group, Inc.	16,763	2,002,173
SL Green Realty Corp. (b)	3,295	138,258
Spirit Realty Capital, Inc.	6,984	289,277
STAG Industrial, Inc.	9,180	302,114
STORE Capital Corp.	13,608	434,095
Sun Communities, Inc.	6,317	927,967
UDR, Inc.	15,641	648,632
Ventas, Inc.	20,469	952,423
VICI Properties, Inc.	49,331	1,687,120
Vornado Realty Trust	8,251	208,668
Welltower, Inc.	23,730	1,685,542
Weyerhaeuser Co.	37,920	1,240,363
WP Carey, Inc.	10,631	837,723
		58,399,990
Mortgage Real Estate Investment Trusts (REITs) — 2.1%
AGNC Investment Corp.	26,776	267,492
Annaly Capital Management, Inc.	22,080	478,474
Blackstone Mortgage Trust, Inc., Class A	8,719	220,329
Rithm Capital Corp.	23,915	216,431
Starwood Property Trust, Inc.	15,838	339,091
		1,521,817
Professional Services — 2.2%
CoStar Group, Inc.*	20,281	1,643,572
Real Estate Management & Development — 3.1%
CBRE Group, Inc., Class A*	16,448	1,309,261
Howard Hughes Corp. (The)*	1,764	131,489
Jones Lang LaSalle, Inc.*	2,454	412,689
Opendoor Technologies, Inc.*(b)	25,770	47,675
Zillow Group, Inc., Class A*	3,020	112,948
Zillow Group, Inc., Class C*(b)	8,478	321,994
		2,336,056
Total Common Stocks (Cost $75,254,063)		63,901,435
Securities Lending Reinvestments (c) — 0.1%
Investment Companies — 0.1%
BlackRock Liquidity FedFund, Institutional Class 3.55% (Cost $94,852)	94,852	94,852

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2022 (UNAUDITED) :: ULTRA REAL ESTATE URE :: 77

Investments	Principal Amount	Value
Short-Term Investments — 1.1%
Repurchase Agreements (d) — 1.1%
Repurchase Agreements with various counterparties, rates 3.40% - 3.80%, dated 11/30/2022, due 12/1/2022, total to be received $850,050 (Cost $849,962)	$849,962	$849,962
Total Investments — 86.2% (Cost $76,198,877)		64,846,249
Other assets less liabilities — 13.8%		10,400,586
Net Assets — 100.0%		$75,246,835

*  Non-income producing security.

(a)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $12,971,763.

(b)  The security or a portion of this security is on loan at November 30, 2022. The total value of securities on loan at November 30, 2022 was $618,762, collateralized in the form of cash with a value of $94,852 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $513,486 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 5.25%, and maturity dates ranging from December 15, 2022 - February 15, 2049. The total value of collateral is $608,338.

(c)  The security was purchased with cash collateral held from securities on loan at November 30, 2022. The total value of securities purchased was $94,852.

(d)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,710,584
Aggregate gross unrealized depreciation	(30,926,970)
Net unrealized depreciation	$(29,216,386)
Federal income tax cost	$76,450,552

Swap Agreementsa

Ultra Real Estate had the following open non-exchange traded total return swap agreements as of November 30, 2022:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
6,014,027	5/8/2023	Bank of America NA	4.78%	Dow Jones U.S. Real EstateSM Index	(2,996,001)	2,525,211	470,790	—
6,273,563	3/6/2024	BNP Paribas SA	4.43%	Dow Jones U.S. Real EstateSM Index	(263,594)	—	263,594	—
9,726,536	3/6/2024	Citibank NA	4.53%	Dow Jones U.S. Real EstateSM Index	689,422	—	(320,000)	369,422
10,865,514	3/7/2023	Goldman Sachs International	4.43%	Dow Jones U.S. Real EstateSM Index	(5,954,063)	—	5,954,063	—
177,067	3/6/2024	Morgan Stanley & Co. International plc	4.43%	Dow Jones U.S. Real EstateSM Index	12,561	—	—	12,561
4,238,164	3/7/2023	Societe Generale	4.53%	Dow Jones U.S. Real EstateSM Index	(4,063,648)	122,250	3,941,398	—
49,083,488	3/7/2023	UBS AG	4.18%	Dow Jones U.S. Real EstateSM Index	(5,036,760)	—	5,036,760	—
86,378,359					(17,612,083)
				Total Unrealized Appreciation	701,983
				Total Unrealized Depreciation	(18,314,066)

See accompanying notes to the financial statements.

78 :: URE ULTRA REAL ESTATE :: NOVEMBER 30, 2022 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2022 (UNAUDITED) :: ULTRA REAL ESTATE URE :: 79

	Percentage of Net Assets	Shares	Value
Common Stocks (a) — 85.0%
Agree Realty Corp. (Equity Real Estate Investment Trusts (REITs))	0.2%	4,220	$295,189
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	0.2%	2,315	286,365
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	0.2%	2,048	271,340
Atkore, Inc.* (Electrical Equipment)	0.2%	2,205	269,341
Cadence Bank (Banks)	0.2%	9,704	279,863
Celsius Holdings, Inc.* (Beverages)	0.2%	2,972	330,902
ChampionX Corp. (Energy Equipment & Services)	0.2%	10,931	337,112
Chart Industries, Inc.* (Machinery)	0.2%	1,965	280,975
Chord Energy Corp. (Oil, Gas & Consumable Fuels)	0.2%	2,222	338,922
Civitas Resources, Inc. (Oil, Gas & Consumable Fuels)	0.2%	3,946	265,803
Commercial Metals Co. (Metals & Mining)	0.2%	6,475	318,699
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	0.2%	3,246	327,846
EMCOR Group, Inc. (Construction & Engineering)	0.3%	2,617	405,373
Ensign Group, Inc. (The) (Health Care Providers & Services)	0.2%	2,882	273,790
Evoqua Water Technologies Corp.* (Machinery)	0.2%	6,291	273,596
ExlService Holdings, Inc.* (IT Services)	0.2%	1,734	324,605
Exponent, Inc. (Professional Services)	0.2%	2,721	281,379
Fabrinet* (Electronic Equipment, Instruments & Components)	0.1%	1,975	263,485
Glacier Bancorp, Inc. (Banks)	0.2%	5,947	344,331
Halozyme Therapeutics, Inc.* (Biotechnology)	0.3%	7,259	415,650
HealthEquity, Inc.* (Health Care Providers & Services)	0.2%	4,441	281,915
Helmerich & Payne, Inc. (Energy Equipment & Services)	0.2%	5,499	280,889
Inspire Medical Systems, Inc.* (Health Care Equipment & Supplies)	0.2%	1,510	364,771
Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	0.2%	4,902	265,786
	Percentage of Net Assets	Shares	Value
Common Stocks (a) (continued)
Iridium Communications, Inc.* (Diversified Telecommunication Services)	0.2%	6,813	$361,770
Karuna Therapeutics, Inc.* (Biotechnology)	0.2%	1,598	376,025
Kinsale Capital Group, Inc. (Insurance)	0.2%	1,157	356,599
Kite Realty Group Trust (Equity Real Estate Investment Trusts (REITs))	0.2%	11,655	265,734
Light & Wonder, Inc.* (Hotels, Restaurants & Leisure)	0.2%	5,052	327,218
Matador Resources Co. (Oil, Gas & Consumable Fuels)	0.3%	6,024	399,753
Medpace Holdings, Inc.* (Life Sciences Tools & Services)	0.2%	1,357	284,821
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	0.2%	7,885	372,172
Murphy USA, Inc. (Specialty Retail)	0.2%	1,156	341,956
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	0.2%	1,901	299,883
Old National Bancorp (Banks)	0.2%	15,690	299,836
RBC Bearings, Inc.*(b) (Machinery)	0.2%	1,526	361,616
RLI Corp. (Insurance)	0.2%	2,088	271,586
Ryman Hospitality Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	0.2%	2,879	263,515
Saia, Inc.* (Road & Rail)	0.2%	1,420	345,898
Selective Insurance Group, Inc. (Insurance)	0.2%	3,191	306,719
Shockwave Medical, Inc.* (Health Care Equipment & Supplies)	0.3%	1,903	482,601
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	0.2%	1,818	264,410
SM Energy Co. (Oil, Gas & Consumable Fuels)	0.2%	6,479	279,310
SouthState Corp. (Banks)	0.2%	4,011	352,366
SPS Commerce, Inc.* (Software)	0.2%	1,940	275,984
STAG Industrial, Inc. (Equity Real Estate Investment Trusts (REITs))	0.2%	9,652	317,647
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)	0.2%	3,588	356,360
United Bankshares, Inc. (Banks)	0.2%	6,985	299,587
Valley National Bancorp (Banks)	0.2%	23,048	291,788

See accompanying notes to the financial statements.

80 :: UWM ULTRA RUSSELL2000 :: NOVEMBER 30, 2022 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

	Percentage of Net Assets	Shares	Value
Common Stocks (a) (continued)
Wingstop, Inc. (Hotels, Restaurants & Leisure)	0.2%	1,603	$265,313
Other Common Stocks (b)	74.7%	6,248,021	114,782,793
Total Common Stocks (Cost $154,558,926)			130,581,187
		No. of Rights
Rights — 0.0% (c)
Aduro Biotech, Inc., CVR*(d)(e)	0.0%	687	—
ANI Pharmaceuticals, Inc., CVR, expiring 12/31/50*(d)(e)	0.0%	2	—
Contraf-Nicotex-Tobacco GmbH, CVR*(d)(e)	0.0%	2,444	1,222
Oncternal Therapeutics, Inc., CVR*(d)(e)	0.0%	42	—
Tobira Therapeutics, Inc., CVR*(d)(e)	0.0%	756	—
Zogenix, Inc., CVR*(d)(e)	0.0%	4,182	2,844
Total Rights (Cost $1,635)			4,066
		Shares
Securities Lending Reinvestments (f) — 1.9%
Investment Companies — 1.9%
BlackRock Liquidity FedFund, Institutional Class 3.55% (Cost $2,990,638)	1.9%	2,990,638	2,990,638
		Principal Amount
Short-Term Investments — 25.0%
Repurchase Agreements (g) — 25.0%
Repurchase Agreements with various counterparties, rates 3.40% - 3.80%, dated 11/30/2022, due 12/1/2022, total to be received $38,470,026 (Cost $38,466,004)		$38,466,004	38,466,004
Total Investments — 111.9% (Cost $196,017,203)			172,041,895
Liabilities in excess of other assets — (11.9%)			(18,323,204)
Net Assets — 100.0%			$153,718,691

*  Non-income producing security.

(a)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $53,790,835.

(b)  The security or a portion of this security is on loan at November 30, 2022. The total value of securities on loan at November 30, 2022 was $4,178,685, collateralized in the form of cash with a value of $2,990,638 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $1,234,282 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 6.25%, and maturity dates ranging from December 8, 2022 - November 15, 2051. The total value of collateral is $4,224,920.

(c)  Represents less than 0.05% of net assets.

(d)  Illiquid security.

(e)  Security fair valued as of November 30, 2022 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at November 30, 2022 amounted to $4,066, which represents approximately 0.00% of net assets of the Fund.

(f)  The security was purchased with cash collateral held from securities on loan at November 30, 2022. The total value of securities purchased was $2,990,638.

(g)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations

CVR  Contingent Value Rights — No defined expiration

As of November 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$10,759,610
Aggregate gross unrealized depreciation	(110,955,748)
Net unrealized depreciation	$(100,196,138)
Federal income tax cost	$203,826,500

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2022 (UNAUDITED) :: ULTRA RUSSELL2000 UWM :: 81

Futures Contracts Purchased

Ultra Russell2000 had the following open long futures contracts as of November 30, 2022:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Russell 2000 E-Mini Index	93	12/16/2022	USD	$8,776,875	$860,366

Swap Agreementsa

Ultra Russell2000 had the following open non-exchange traded total return swap agreements as of November 30, 2022:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
12,694,797	5/8/2023	Bank of America NA	3.68%	Russell 2000® Index	(8,696,826)	4,877,710	3,819,116	—
9,646,083	11/6/2023	Barclays Capital	4.33%	Russell 2000® Index	309,697	—	(60,000)	249,697
5,759,729	5/8/2023	BNP Paribas SA	3.98%	Russell 2000® Index	(8,866,603)	1,400,213	7,466,390	—
13,811,652	4/10/2023	Citibank NA	4.12%	Russell 2000® Index	(10,726,961)	10,724,210	2,751	—
27,506,336	3/7/2023	Goldman Sachs International	4.23%	Russell 2000® Index	(13,256,189)	1,018,827	12,237,362	—
11,674,826	3/6/2024	Morgan Stanley & Co. International plc	4.28%	iShares® Russell 2000 ETF	460,404
24,804,754	3/6/2024	Morgan Stanley & Co. International plc	4.28%	Russell 2000® Index	1,013,253
36,479,580					1,473,657	—	(406,000)	1,067,657
30,223,012	3/7/2023	Societe Generale	4.18%	Russell 2000® Index	(19,200,865)	6,728,845	12,472,020	—
32,015,263	3/7/2023	UBS AG	3.83%	Russell 2000® Index	(10,307,809)	—	10,307,809	—
168,136,452					(69,271,899)
				Total Unrealized Appreciation	1,783,354
				Total Unrealized Depreciation	(71,055,253)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

82 :: UWM ULTRA RUSSELL2000 :: NOVEMBER 30, 2022 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Abbreviations

USD  U.S. Dollar

Ultra Russell2000 invested, as a percentage of net assets, in the following industries, as of November 30, 2022:

Aerospace & Defense	0.8%
Air Freight & Logistics	0.4%
Airlines	0.3%
Auto Components	1.2%
Automobiles	0.1%
Banks	8.6%
Beverages	0.5%
Biotechnology	5.8%
Building Products	1.1%
Capital Markets	1.4%
Chemicals	1.8%
Commercial Services & Supplies	1.3%
Communications Equipment	0.8%
Construction & Engineering	1.4%
Construction Materials	0.1%
Consumer Finance	0.6%
Containers & Packaging	0.3%
Distributors	0.0%*
Diversified Consumer Services	0.8%
Diversified Financial Services	0.3%
Diversified Telecommunication Services	0.6%
Electric Utilities	0.6%
Electrical Equipment	1.2%
Electronic Equipment, Instruments & Components	2.0%
Energy Equipment & Services	1.7%
Entertainment	0.3%
Equity Real Estate Investment Trusts (REITs)	5.0%
Food & Staples Retailing	0.5%
Food Products	1.1%
Gas Utilities	1.1%
Health Care Equipment & Supplies	3.2%
Health Care Providers & Services	2.3%
Health Care Technology	0.4%
Hotels, Restaurants & Leisure	2.2%
Household Durables	1.3%
Household Products	0.2%
Independent Power and Renewable Electricity Producers	0.4%
Industrial Conglomerates	0.0%*
Insurance	1.8%
Interactive Media & Services	0.6%
Internet & Direct Marketing Retail	0.3%
IT Services	1.7%
Leisure Products	0.4%
Life Sciences Tools & Services	0.7%
Machinery	3.3%
Marine	0.2%
Media	0.7%
Metals & Mining	1.3%
Mortgage Real Estate Investment Trusts (REITs)	1.1%
Multiline Retail	0.1%

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2022 (UNAUDITED) :: ULTRA RUSSELL2000 UWM :: 83

Multi-Utilities	0.4%
Oil, Gas & Consumable Fuels	4.1%
Paper & Forest Products	0.1%
Personal Products	0.6%
Pharmaceuticals	1.4%
Professional Services	1.4%
Real Estate Management & Development	0.5%
Road & Rail	0.5%
Semiconductors & Semiconductor Equipment	2.2%
Software	3.8%
Specialty Retail	2.1%
Technology Hardware, Storage & Peripherals	0.3%
Textiles, Apparel & Luxury Goods	0.6%
Thrifts & Mortgage Finance	1.1%
Tobacco	0.1%
Trading Companies & Distributors	1.4%
Water Utilities	0.4%
Wireless Telecommunication Services	0.1%
Other[a]	15.0%
100.0%

*  Amount represents less than 0.05%.

a  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

84 :: UWM ULTRA RUSSELL2000 :: NOVEMBER 30, 2022 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

	Percentage of Net Assets	Shares	Value
Common Stocks (a) — 80.7%
Abbott Laboratories (Health Care Equipment & Supplies)	0.4%	134,125	$14,429,167
AbbVie, Inc. (Biotechnology)	0.7%	135,417	21,826,512
Accenture plc, Class A (IT Services)	0.4%	48,446	14,578,855
Adobe, Inc.* (Software)	0.4%	35,844	12,363,671
Alphabet, Inc., Class A* (Interactive Media & Services)	1.4%	459,230	46,377,638
Alphabet, Inc., Class C* (Interactive Media & Services)	1.3%	410,657	41,661,153
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	2.0%	678,824	65,533,669
Amgen, Inc. (Biotechnology)	0.4%	40,970	11,733,808
Apple, Inc. (Technology Hardware, Storage & Peripherals)	5.3%	1,156,997	171,270,266
Bank of America Corp. (Banks)	0.6%	535,410	20,265,268
Berkshire Hathaway, Inc., Class B* (Diversified Financial Services)	1.4%	138,231	44,040,397
Bristol-Myers Squibb Co. (Pharmaceuticals)	0.4%	163,538	13,128,831
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	0.5%	30,928	17,042,256
Chevron Corp. (Oil, Gas & Consumable Fuels)	0.8%	137,925	25,283,032
Cisco Systems, Inc. (Communications Equipment)	0.5%	317,154	15,768,897
Coca-Cola Co. (The) (Beverages)	0.6%	298,098	18,962,014
Comcast Corp., Class A (Media)	0.4%	337,284	12,358,086
ConocoPhillips (Oil, Gas & Consumable Fuels)	0.4%	97,501	12,042,349
Costco Wholesale Corp. (Food & Staples Retailing)	0.5%	33,926	18,294,596
Danaher Corp. (Life Sciences Tools & Services)	0.4%	50,143	13,709,598
Eli Lilly & Co. (Pharmaceuticals)	0.7%	60,402	22,413,974
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	1.1%	319,196	35,539,283
Home Depot, Inc. (The) (Specialty Retail)	0.8%	78,715	25,502,873
Honeywell International, Inc. (Industrial Conglomerates)	0.3%	51,598	11,328,341
Johnson & Johnson (Pharmaceuticals)	1.1%	201,367	35,843,326
JPMorgan Chase & Co. (Banks)	1.0%	224,604	31,035,781
Linde plc (Chemicals)	0.4%	38,170	12,843,442
	Percentage of Net Assets	Shares	Value
Common Stocks (a) (continued)
Mastercard, Inc., Class A (IT Services)	0.7%	65,348	$23,290,027
McDonald's Corp. (Hotels, Restaurants & Leisure)	0.5%	56,348	15,371,171
Merck & Co., Inc. (Pharmaceuticals)	0.7%	194,022	21,365,703
Meta Platforms, Inc., Class A* (Interactive Media & Services)	0.6%	174,675	20,629,117
Microsoft Corp. (Software)	4.5%	571,195	145,734,692
NextEra Energy, Inc. (Electric Utilities)	0.4%	150,481	12,745,741
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	1.0%	191,735	32,447,314
PepsiCo, Inc. (Beverages)	0.6%	105,700	19,608,407
Pfizer, Inc. (Pharmaceuticals)	0.7%	429,846	21,548,180
Philip Morris International, Inc. (Tobacco)	0.4%	118,726	11,833,420
Procter & Gamble Co. (The) (Household Products)	0.8%	183,014	27,298,368
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	0.3%	86,010	10,879,405
Raytheon Technologies Corp. (Aerospace & Defense)	0.3%	113,085	11,163,751
Salesforce, Inc.* (Software)	0.4%	76,206	12,212,012
Tesla, Inc.* (Automobiles)	1.2%	203,992	39,717,242
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	0.4%	69,980	12,628,591
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	0.5%	30,007	16,810,521
UnitedHealth Group, Inc. (Health Care Providers & Services)	1.2%	71,644	39,243,717
Verizon Communications, Inc. (Diversified Telecommunication Services)	0.4%	321,653	12,538,034
Visa, Inc., Class A (IT Services)	0.8%	125,225	27,173,825
Walmart, Inc. (Food & Staples Retailing)	0.5%	109,170	16,639,691
Walt Disney Co. (The)* (Entertainment)	0.4%	139,627	13,665,294
Wells Fargo & Co. (Banks)	0.4%	290,507	13,929,811
Other Common Stocks (b)	38.8%	14,268,564	1,262,526,585
Total Common Stocks (Cost $3,022,282,859)			2,626,177,702

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2022 (UNAUDITED) :: ULTRA S&P500® SSO :: 85

	Percentage of Net Assets	Shares	Value
Securities Lending Reinvestments (c) — 0.0% (d)
Investment Companies — 0.0% (d)
BlackRock Liquidity FedFund, Institutional Class 3.55% (Cost $195,210)	0.0%	195,210	$195,210
		Principal Amount
Short-Term Investments — 38.0%
Repurchase Agreements (e) — 9.3%
Repurchase Agreements with various counterparties, rates 3.40% - 3.80%, dated 11/30/2022, due 12/1/2022, total to be received $301,330,688 (Cost $301,299,198)		$301,299,198	301,299,198
U.S. Treasury Obligations — 28.7%

U.S. Treasury Bills
2.64%, 12/1/2022 (f)	100,000,000	100,000,000
3.06%, 12/15/2022 (f)	50,000,000	49,939,139
0.69%, 12/29/2022 (f)	45,000,000	44,867,214
3.33%, 1/19/2023 (f)	100,000,000	99,468,826
3.23%, 2/16/2023 (f)	100,000,000	99,118,528
4.25%, 3/16/2023 (f)	100,000,000	98,758,776
4.40%, 3/21/2023 (f)	50,000,000	49,338,281
3.84%, 3/23/2023 (f)	250,000,000	246,719,723
4.15%, 4/6/2023 (f)	75,000,000	73,910,494
4.34%, 5/18/2023 (f)	75,000,000	73,434,450
Total U.S. Treasury Obligations (Cost $936,411,519)		935,555,431
Total Short-Term Investments (Cost $1,237,710,717)		1,236,854,629
Total Investments — 118.7% (Cost $4,260,188,786)		3,863,227,541
Liabilities in excess of other assets — (18.7%)		(609,960,101)
Net Assets — 100.0%		$3,253,267,440

*  Non-income producing security.

(a)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $1,585,192,032.

(b)  The security or a portion of this security is on loan at November 30, 2022. The total value of securities on loan at November 30, 2022 was $1,856,131, collateralized in the form of cash with a value of $195,210 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $1,685,207 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 5.50%, and maturity dates ranging from December 15, 2022 - February 15, 2049. The total value of collateral is $1,880,417.

(c)  The security was purchased with cash collateral held from securities on loan at November 30, 2022. The total value of securities purchased was $195,210.

(d)  Represents less than 0.05% of net assets.

(e)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(f)  The rate shown was the current yield as of November 30, 2022.

As of November 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$119,436,756
Aggregate gross unrealized depreciation	(1,190,295,454)
Net unrealized depreciation	$(1,070,858,698)
Federal income tax cost	$4,304,993,935

Futures Contracts Purchased

Ultra S&P500® had the following open long futures contracts as of November 30, 2022:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
S&P 500 E-Mini Index	1,014	12/16/2022	USD	$206,919,375	$13,311,129

See accompanying notes to the financial statements.

86 :: SSO ULTRA S&P500® :: NOVEMBER 30, 2022 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreementsa

Ultra S&P500® had the following open non-exchange traded total return swap agreements as of November 30, 2022:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
272,902,237	5/8/2023	Bank of America NA	4.18%	S&P 500®	(50,947,029)	48,071,495	2,875,534	—
435,751,668	5/8/2023	BNP Paribas SA	4.43%	S&P 500®	(151,336,650)	151,251,677	84,973	—
389,985,074	4/10/2023	Citibank NA	4.49%	S&P 500®	(85,327,726)	60,693,032	24,634,694	—
527,288,936	4/8/2024	Goldman Sachs International	4.43%	S&P 500®	27,563,085
695,608,255	3/7/2023	Goldman Sachs International	4.34%	SPDR® S&P 500® ETF Trust	(121,986,380)
1,222,897,191					(94,423,295)	60,529,671	33,893,624	—
292,339,882	5/8/2023	J.P. Morgan Securities	4.23%	S&P 500®	(82,174,843)	82,140,463	34,380	—
197,563,006	4/10/2023	Morgan Stanley & Co. International plc	4.38%	S&P 500®	(40,237,918)	39,646,968	590,950	—
417,656,380	11/6/2023	Societe Generale	4.33%	S&P 500®	(36,238,834)	36,215,614	23,220	—
444,503,504	3/7/2023	UBS AG	4.33%	S&P 500®	(101,717,138)	75,270,219	26,446,919	—
3,673,598,942					(642,403,433)
				Total Unrealized Appreciation	27,563,085
				Total Unrealized Depreciation	(669,966,518)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2022 (UNAUDITED) :: ULTRA S&P500® SSO :: 87

Ultra S&P500® invested, as a percentage of net assets, in the following industries, as of November 30, 2022:

Aerospace & Defense	1.4%
Air Freight & Logistics	0.5%
Airlines	0.2%
Auto Components	0.1%
Automobiles	1.5%
Banks	3.2%
Beverages	1.5%
Biotechnology	1.9%
Building Products	0.4%
Capital Markets	2.5%
Chemicals	1.5%
Commercial Services & Supplies	0.4%
Communications Equipment	0.7%
Construction & Engineering	0.1%
Construction Materials	0.1%
Consumer Finance	0.4%
Containers & Packaging	0.2%
Distributors	0.1%
Diversified Financial Services	1.4%
Diversified Telecommunication Services	0.7%
Electric Utilities	1.6%
Electrical Equipment	0.5%
Electronic Equipment, Instruments & Components	0.5%
Energy Equipment & Services	0.3%
Entertainment	1.1%
Equity Real Estate Investment Trusts (REITs)	2.1%
Food & Staples Retailing	1.3%
Food Products	0.9%
Gas Utilities	0.0%*
Health Care Equipment & Supplies	2.2%
Health Care Providers & Services	2.9%
Hotels, Restaurants & Leisure	1.6%
Household Durables	0.3%
Household Products	1.2%
Independent Power and Renewable Electricity Producers	0.0%*
Industrial Conglomerates	0.7%
Insurance	1.9%
Interactive Media & Services	3.4%
Internet & Direct Marketing Retail	2.1%
IT Services	3.6%
Leisure Products	0.0%*
Life Sciences Tools & Services	1.5%
Machinery	1.5%
Media	0.6%
Metals & Mining	0.3%
Multiline Retail	0.4%
Multi-Utilities	0.7%
Oil, Gas & Consumable Fuels	3.8%
Personal Products	0.1%
Pharmaceuticals	3.8%
Professional Services	0.3%
Real Estate Management & Development	0.1%
See accompanying notes to the financial statements.

88 :: SSO ULTRA S&P500® :: NOVEMBER 30, 2022 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Road & Rail	0.7%
Semiconductors & Semiconductor Equipment	4.3%
Software	6.7%
Specialty Retail	1.9%
Technology Hardware, Storage & Peripherals	5.5%
Textiles, Apparel & Luxury Goods	0.4%
Tobacco	0.6%
Trading Companies & Distributors	0.2%
Water Utilities	0.1%
Wireless Telecommunication Services	0.2%
Other[a]	19.3%
100.0%

*  Amount represents less than 0.05%.

a  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2022 (UNAUDITED) :: ULTRA S&P500® SSO :: 89

Investments	Shares	Value
Common Stocks (a) — 81.9%
Semiconductors & Semiconductor Equipment — 81.9%
Advanced Micro Devices, Inc.*	109,117	$8,470,753
Allegro MicroSystems, Inc.*	4,387	136,611
Amkor Technology, Inc.	6,781	190,004
Analog Devices, Inc.	35,139	6,040,745
Applied Materials, Inc.	58,831	6,447,878
Broadcom, Inc.	27,294	15,039,813
Cirrus Logic, Inc.*	3,787	282,927
Enphase Energy, Inc.*	9,154	2,934,681
Entegris, Inc.	10,074	778,619
GLOBALFOUNDRIES, Inc.*(b)	4,744	305,276
Intel Corp.	277,534	8,345,447
KLA Corp.	9,590	3,770,309
Lam Research Corp.	9,258	4,373,294
Lattice Semiconductor Corp.*	9,287	676,372
Marvell Technology, Inc.	57,467	2,673,365
Microchip Technology, Inc.	37,338	2,956,796
Micron Technology, Inc.	74,562	4,298,499
MKS Instruments, Inc.	3,863	323,951
Monolithic Power Systems, Inc.	3,008	1,148,936
NVIDIA Corp.	169,251	28,642,347
NXP Semiconductors NV	17,750	3,121,160
ON Semiconductor Corp.*	29,306	2,203,811
Power Integrations, Inc.	3,865	311,055
Qorvo, Inc.*	6,970	691,773
QUALCOMM, Inc.	75,929	9,604,259
Semtech Corp.*	4,294	131,998
Silicon Laboratories, Inc.*	2,309	335,821
Skyworks Solutions, Inc.	10,841	1,036,616
SolarEdge Technologies, Inc.*	3,763	1,124,610
Teradyne, Inc.	10,603	990,850
Texas Instruments, Inc.	61,764	11,145,931
Universal Display Corp.	2,940	331,103
Wolfspeed, Inc.*	8,355	759,637
Total Common Stocks (Cost $146,487,502)		129,625,247
Securities Lending Reinvestments (c) — 0.2%
Investment Companies — 0.2%
BlackRock Liquidity FedFund, Institutional Class 3.55% (Cost $273,255)	273,255	273,255
Investments	Principal Amount	Value
Short-Term Investments — 16.1%
Repurchase Agreements (d) — 16.1%
Repurchase Agreements with various counterparties, rates 3.40% - 3.80%, dated 11/30/2022, due 12/1/2022, total to be received $25,545,405 (Cost $25,542,737)	$25,542,737	$25,542,737
Total Investments — 98.2% (Cost $172,303,494)		155,441,239
Other assets less liabilities — 1.8%		2,779,527
Net Assets — 100.0%		$158,220,766

*  Non-income producing security.

(a)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $33,508,041.

(b)  The security or a portion of this security is on loan at November 30, 2022. The total value of securities on loan at November 30, 2022 was $273,681, collateralized in the form of cash with a value of $273,255 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments.

(c)  The security was purchased with cash collateral held from securities on loan at November 30, 2022. The total value of securities purchased was $273,255.

(d)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$12,130,111
Aggregate gross unrealized depreciation	(133,714,093)
Net unrealized depreciation	$(121,583,982)
Federal income tax cost	$178,224,738

See accompanying notes to the financial statements.

90 :: USD ULTRA SEMICONDUCTORS :: NOVEMBER 30, 2022 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreementsa

Ultra Semiconductors had the following open non-exchange traded total return swap agreements as of November 30, 2022:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
40,769,476	5/8/2023	Bank of America NA	4.23%	Dow Jones U.S. SemiconductorsSM Index[f]	(9,728,706)	3,768,558	5,960,148	—
44,464,536	11/6/2023	BNP Paribas SA	4.33%	Dow Jones U.S. SemiconductorsSM Index[f]	(2,893,571)	2,893,571	—	—
5,988,994	4/8/2024	Goldman Sachs International	4.43%	Dow Jones U.S. SemiconductorsSM Index[f]	804,404	(529,936)	—	274,468
4,222,925	11/6/2023	J.P. Morgan Securities	4.28%	Dow Jones U.S. SemiconductorsSM Index[f]	(4,846,891)	4,846,891	—	—
54,754,658	3/6/2024	Morgan Stanley & Co. International plc	4.43%	Dow Jones U.S. SemiconductorsSM Index[f]	7,226,032	—	(4,137,000)	3,089,032
28,934,858	4/10/2023	Societe Generale	4.48%	Dow Jones U.S. SemiconductorsSM Index[f]	438,435	—	—	438,435
6,725,400	3/7/2023	UBS AG	4.18%	Dow Jones U.S. SemiconductorsSM Index[f]	(89,800,186)	—	89,800,186	—
185,860,847					(98,800,483)
				Total Unrealized Appreciation	8,468,871
				Total Unrealized Depreciation	(107,269,354)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

f  See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2022 (UNAUDITED) :: ULTRA SEMICONDUCTORS USD :: 91

	Percentage of Net Assets	Shares	Value
Common Stocks (a) — 82.8%
AAON, Inc. (Building Products)	0.3%	1,219	$96,618
Academy Sports & Outdoors, Inc. (Specialty Retail)	0.4%	2,470	124,686
Advanced Energy Industries, Inc. (Electronic Equipment, Instruments & Components)	0.3%	1,084	100,422
Aerojet Rocketdyne Holdings, Inc.* (Aerospace & Defense)	0.3%	2,194	114,088
Agree Realty Corp. (Equity Real Estate Investment Trusts (REITs))	0.5%	2,317	162,074
American States Water Co. (Water Utilities)	0.3%	1,073	105,143
Ameris Bancorp (Banks)	0.3%	1,892	100,049
AMN Healthcare Services, Inc.*(b) (Health Care Providers & Services)	0.5%	1,256	155,367
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	0.4%	1,116	147,859
Asbury Automotive Group, Inc.* (Specialty Retail)	0.4%	642	120,452
Assured Guaranty Ltd. (Insurance)	0.4%	1,796	119,560
ATI, Inc.*(b) (Metals & Mining)	0.3%	3,770	115,023
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	0.3%	849	98,331
Balchem Corp. (Chemicals)	0.4%	932	131,226
California Water Service Group (Water Utilities)	0.3%	1,577	102,395
Civitas Resources, Inc. (Oil, Gas & Consumable Fuels)	0.3%	1,505	101,377
Comfort Systems USA, Inc. (Construction & Engineering)	0.4%	1,038	131,577
Community Bank System, Inc. (Banks)	0.3%	1,559	101,553
CVB Financial Corp. (b) (Banks)	0.3%	3,814	109,385
Cytokinetics, Inc.* (Biotechnology)	0.4%	2,732	116,110
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	0.4%	1,320	121,744
Ensign Group, Inc. (The) (Health Care Providers & Services)	0.5%	1,605	152,475
Essential Properties Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	0.3%	4,098	95,115
	Percentage of Net Assets	Shares	Value
Common Stocks (a) (continued)
Exponent, Inc. (Professional Services)	0.5%	1,483	$153,357
Fabrinet* (Electronic Equipment, Instruments & Components)	0.4%	1,068	142,482
First Hawaiian, Inc. (Banks)	0.3%	3,706	98,394
Franklin Electric Co., Inc. (Machinery)	0.3%	1,128	93,962
HB Fuller Co. (Chemicals)	0.4%	1,543	123,918
Helmerich & Payne, Inc. (Energy Equipment & Services)	0.5%	3,054	155,998
Hillenbrand, Inc. (Machinery)	0.3%	2,016	100,800
Hostess Brands, Inc.* (Food Products)	0.3%	3,961	104,570
Independent Bank Corp. (Banks)	0.4%	1,332	120,573
Innovative Industrial Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	0.3%	812	98,423
Livent Corp.* (Chemicals)	0.4%	5,202	145,604
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	0.4%	1,647	118,584
Mr Cooper Group, Inc.* (Thrifts & Mortgage Finance)	0.3%	2,080	93,933
Mueller Industries, Inc. (Machinery)	0.3%	1,645	113,127
National Vision Holdings, Inc.* (Specialty Retail)	0.3%	2,289	92,613
Onto Innovation, Inc.* (Semiconductors & Semiconductor Equipment)	0.4%	1,442	115,288
Pacific Premier Bancorp, Inc. (Banks)	0.3%	2,756	101,834
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	0.3%	6,292	112,941
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	0.4%	3,208	123,123
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	0.3%	1,678	110,899
ServisFirst Bancshares, Inc. (Banks)	0.3%	1,418	107,513
Simply Good Foods Co. (The)* (Food Products)	0.3%	2,475	98,752
SM Energy Co. (Oil, Gas & Consumable Fuels)	0.5%	3,559	153,428
South Jersey Industries, Inc. (Gas Utilities)	0.4%	3,554	123,324
SPS Commerce, Inc.* (Software)	0.5%	1,045	148,662
UFP Industries, Inc. (Building Products)	0.4%	1,788	146,366

See accompanying notes to the financial statements.

92 :: SAA ULTRA SMALLCAP600 :: NOVEMBER 30, 2022 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

	Percentage of Net Assets	Shares	Value
Common Stocks (a) (continued)
United Community Banks, Inc. (Banks)	0.4%	3,078	$119,950
Other Common Stocks (b)	64.6%	834,968	21,061,519
Total Common Stocks (Cost $28,793,384)			27,002,566
Securities Lending Reinvestments (c) — 0.4%
Investment Companies — 0.4%
BlackRock Liquidity FedFund, Institutional Class 3.55% (Cost $132,034)	0.4%	132,034	132,034
		Principal Amount
Short-Term Investments — 19.4%
Repurchase Agreements (d) — 19.4%

Repurchase Agreements with various counterparties, rates 3.40% - 3.80%, dated 11/30/2022, due 12/1/2022, total to be received $6,317,947 (Cost $6,317,287)	$6,317,287	6,317,287
Total Investments — 102.6% (Cost $35,242,705)		33,451,887
Liabilities in excess of other assets — (2.6%)		(854,511)
Net Assets — 100.0%		$32,597,376

*  Non-income producing security.

(a)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $4,379,604.

(b)  The security or a portion of this security is on loan at November 30, 2022. The total value of securities on loan at November 30, 2022 was $459,191, collateralized in the form of cash with a value of $132,034 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $333,437 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 6.25%, and maturity dates ranging from December 8, 2022 - November 15, 2051. The total value of collateral is $465,471.

(c)  The security was purchased with cash collateral held from securities on loan at November 30, 2022. The total value of securities purchased was $132,034.

(d)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,610,178
Aggregate gross unrealized depreciation	(7,909,137)
Net unrealized depreciation	$(4,298,959)
Federal income tax cost	$35,749,742

Swap Agreementsa

Ultra SmallCap600 had the following open non-exchange traded total return swap agreements as of November 30, 2022:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
6,762,961	5/8/2023	Bank of America NA	4.18%	S&P SmallCap 600®	(2,121,772)	1,763,175	358,597	—
6,092,758	3/6/2024	Citibank NA	4.18%	S&P SmallCap 600®	289,223	—	(260,000)	29,223
5,620,259	3/6/2024	Morgan Stanley & Co. International plc	4.43%	S&P SmallCap 600®	265,940	—	(195,000)	70,940
9,248,558	4/8/2024	Societe Generale	4.28%	S&P SmallCap 600®	381,416	(324,958)	—	56,458
10,455,919	3/7/2023	UBS AG	4.13%	S&P SmallCap 600®	(815,911)	—	815,911	—
38,180,455					(2,001,104)
				Total Unrealized Appreciation	936,579
				Total Unrealized Depreciation	(2,937,683)

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2022 (UNAUDITED) :: ULTRA SMALLCAP600 SAA :: 93

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Ultra SmallCap600 invested, as a percentage of net assets, in the following industries, as of November 30, 2022:

Aerospace & Defense	1.1%
Air Freight & Logistics	0.7%
Airlines	0.3%
Auto Components	1.1%
Automobiles	0.2%
Banks	9.0%
Beverages	0.3%
Biotechnology	2.1%
Building Products	1.6%
Capital Markets	0.8%
Chemicals	2.6%
Commercial Services & Supplies	1.9%
Communications Equipment	1.3%
Construction & Engineering	1.1%
Consumer Finance	0.8%
Containers & Packaging	0.3%
Diversified Consumer Services	0.8%
Diversified Telecommunication Services	0.3%
Electrical Equipment	0.4%
Electronic Equipment, Instruments & Components	3.4%
Energy Equipment & Services	1.8%
Entertainment	0.2%
Equity Real Estate Investment Trusts (REITs)	6.0%
Food & Staples Retailing	0.7%
Food Products	1.8%
Gas Utilities	0.7%
Health Care Equipment & Supplies	2.1%
Health Care Providers & Services	2.6%
Health Care Technology	0.5%
Hotels, Restaurants & Leisure	1.6%
Household Durables	2.0%
Household Products	0.4%
Insurance	2.2%
Interactive Media & Services	0.5%
Internet & Direct Marketing Retail	0.1%
IT Services	1.0%
Leisure Products	0.2%

See accompanying notes to the financial statements.

94 :: SAA ULTRA SMALLCAP600 :: NOVEMBER 30, 2022 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Life Sciences Tools & Services	0.2%
Machinery	4.1%
Marine	0.2%
Media	0.4%
Metals & Mining	1.6%
Mortgage Real Estate Investment Trusts (REITs)	1.1%
Multiline Retail	0.0%*
Multi-Utilities	0.3%
Oil, Gas & Consumable Fuels	2.0%
Paper & Forest Products	0.3%
Personal Products	1.0%
Pharmaceuticals	1.5%
Professional Services	1.0%
Real Estate Management & Development	0.3%
Road & Rail	0.4%
Semiconductors & Semiconductor Equipment	2.8%
Software	2.0%
Specialty Retail	4.0%
Technology Hardware, Storage & Peripherals	0.2%
Textiles, Apparel & Luxury Goods	0.8%
Thrifts & Mortgage Finance	1.5%
Tobacco	0.3%
Trading Companies & Distributors	1.2%
Water Utilities	0.8%
Wireless Telecommunication Services	0.3%
Other[a]	17.2%
100.0%

*  Amount represents less than 0.05%.

a  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2022 (UNAUDITED) :: ULTRA SMALLCAP600 SAA :: 95

Investments	Shares	Value
Common Stocks (a) — 81.6%
Communications Equipment — 2.7%
Arista Networks, Inc.*	7,110	$990,423
Ciena Corp.*	4,308	193,688
Cisco Systems, Inc.	119,669	5,949,943
F5, Inc.*	1,733	267,939
Juniper Networks, Inc.	9,336	310,329
Lumentum Holdings, Inc.*	1,985	109,056
Motorola Solutions, Inc.	4,822	1,312,548
Ubiquiti, Inc.	149	44,704
Viavi Solutions, Inc.*	6,601	74,789
		9,253,419
Diversified Telecommunication Services — 0.1%
Liberty Global plc, Class A*	5,044	101,283
Liberty Global plc, Class C*	8,022	165,895
Lumen Technologies, Inc.	27,538	150,633
		417,811
Electronic Equipment, Instruments & Components — 0.2%
CDW Corp.	3,889	733,621
TD SYNNEX Corp.	1,212	123,988
		857,609
Health Care Technology — 0.2%
Veeva Systems, Inc., Class A*	4,046	770,197
Household Durables — 0.1%
Garmin Ltd.	4,466	415,293
Interactive Media & Services — 12.1%
Alphabet, Inc., Class A*	173,303	17,501,870
Alphabet, Inc., Class C*	154,977	15,722,417
Bumble, Inc., Class A*	2,270	55,297
Cargurus, Inc.*	2,684	35,107
IAC, Inc.*	2,252	116,856
Match Group, Inc.*	8,192	414,187
Meta Platforms, Inc., Class A*	65,906	7,783,499
Snap, Inc., Class A*	29,831	307,558
Ziff Davis, Inc.*	1,389	128,149
		42,064,940
Internet & Direct Marketing Retail — 0.5%
Chewy, Inc., Class A*(b)	2,597	112,009
DoorDash, Inc., Class A*	7,542	439,321
eBay, Inc.	15,900	722,496
Etsy, Inc.*	3,673	485,167
		1,758,993
IT Services — 3.0%
Akamai Technologies, Inc.*	4,606	436,925
Amdocs Ltd.	3,543	314,831
Investments	Shares	Value
Common Stocks (a) (continued)
Cloudflare, Inc., Class A*	8,191	$402,506
Cognizant Technology Solutions Corp., Class A	14,973	931,470
DXC Technology Co.*	6,619	196,386
EPAM Systems, Inc.*	1,656	610,369
Gartner, Inc.*	2,276	797,442
GoDaddy, Inc., Class A*	4,540	359,250
International Business Machines Corp.	26,080	3,883,312
MongoDB, Inc.*	1,953	298,204
Okta, Inc.*	4,346	231,729
Snowflake, Inc., Class A*	8,198	1,171,494
Squarespace, Inc., Class A*	1,205	24,690
Switch, Inc., Class A	3,997	136,897
Thoughtworks Holding, Inc.*	1,877	17,118
Twilio, Inc., Class A*	5,042	247,159
VeriSign, Inc.*	2,687	536,889
		10,596,671
Semiconductors & Semiconductor Equipment — 15.9%
Advanced Micro Devices, Inc.*	46,631	3,619,993
Allegro MicroSystems, Inc.*	1,870	58,232
Amkor Technology, Inc.	2,899	81,230
Analog Devices, Inc.	15,045	2,586,386
Applied Materials, Inc.	25,171	2,758,742
Broadcom, Inc.	11,662	6,426,112
Cirrus Logic, Inc.*	1,606	119,984
Enphase Energy, Inc.*	3,897	1,249,339
Entegris, Inc.	4,282	330,956
GLOBALFOUNDRIES, Inc.*(b)	2,017	129,794
Intel Corp.	118,621	3,566,933
KLA Corp.	4,116	1,618,205
Lam Research Corp.	3,949	1,865,429
Lattice Semiconductor Corp.*	3,963	288,625
Marvell Technology, Inc.	24,578	1,143,369
Microchip Technology, Inc.	15,931	1,261,576
Micron Technology, Inc.	31,879	1,837,824
MKS Instruments, Inc.	1,649	138,285
Monolithic Power Systems, Inc.	1,292	493,492
NVIDIA Corp.	72,334	12,241,083
NXP Semiconductors NV	7,590	1,334,626
ON Semiconductor Corp.*	12,522	941,654
Power Integrations, Inc.	1,651	132,872
Qorvo, Inc.*	2,997	297,452
QUALCOMM, Inc.	32,446	4,104,095
Semtech Corp.*	1,818	55,885
Silicon Laboratories, Inc.*	1,023	148,785
Skyworks Solutions, Inc.	4,601	439,948
SolarEdge Technologies, Inc.*	1,595	476,682
Teradyne, Inc.	4,553	425,478
Texas Instruments, Inc.	26,371	4,758,911
Universal Display Corp.	1,257	141,563
Wolfspeed, Inc.*	3,569	324,493
		55,398,033

See accompanying notes to the financial statements.

96 :: ROM ULTRA TECHNOLOGY :: NOVEMBER 30, 2022 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Shares	Value
Common Stocks (a) (continued)
Software — 27.3%
ACI Worldwide, Inc.*	3,298	$68,928
Adobe, Inc.*	13,505	4,658,280
Alteryx, Inc., Class A*	1,776	79,654
ANSYS, Inc.*	2,520	640,836
Appian Corp., Class A*	1,169	44,457
AppLovin Corp., Class A*(b)	3,532	50,896
Asana, Inc., Class A*(b)	2,201	39,970
Aspen Technology, Inc.*	837	192,929
Autodesk, Inc.*	6,263	1,264,813
Bentley Systems, Inc., Class B	5,678	224,906
Bill.com Holdings, Inc.*	2,705	325,736
Black Knight, Inc.*	4,528	280,691
Blackbaud, Inc.*	1,296	76,814
Blackline, Inc.*	1,547	104,716
Cadence Design Systems, Inc.*	7,896	1,358,428
CCC Intelligent Solutions Holdings, Inc.*	3,000	27,600
Ceridian HCM Holding, Inc.*	4,423	302,710
Clear Secure, Inc., Class A	2,064	64,149
Confluent, Inc., Class A*	4,098	94,377
Coupa Software, Inc.*	2,205	139,444
Crowdstrike Holdings, Inc., Class A*	6,185	727,665
Datadog, Inc., Class A*	7,136	540,766
DocuSign, Inc.*	5,801	273,053
Dolby Laboratories, Inc., Class A	1,805	135,140
Dropbox, Inc., Class A*(b)	7,945	187,184
Dynatrace, Inc.*	5,843	226,416
Elastic NV*	2,197	134,434
Fair Isaac Corp.*	707	438,142
Five9, Inc.*	2,014	129,118
Fortinet, Inc.*	18,910	1,005,256
Gen Digital, Inc.	17,086	392,295
Gitlab, Inc., Class A*	1,533	60,630
Guidewire Software, Inc.*	2,415	143,234
HashiCorp, Inc., Class A*	1,112	30,358
HubSpot, Inc.*	1,418	429,697
Informatica, Inc., Class A*	1,072	18,417
Intuit, Inc.	8,160	3,325,934
Manhattan Associates, Inc.*	1,791	225,559
Microsoft Corp.	215,587	55,004,867
MicroStrategy, Inc., Class A*(b)	237	46,947
nCino, Inc.*	2,223	58,065
NCR Corp.*	3,948	94,239
New Relic, Inc.*	1,651	92,902
Nutanix, Inc., Class A*	6,480	183,125
Oracle Corp.	43,878	3,643,190
Palantir Technologies, Inc., Class A*	50,521	378,907
Palo Alto Networks, Inc.*	8,664	1,472,014
Investments	Shares	Value
Common Stocks (a) (continued)
Paycom Software, Inc.*	1,439	$487,965
Paylocity Holding Corp.*	1,167	254,208
Pegasystems, Inc.	1,170	42,412
Procore Technologies, Inc.*	1,963	96,128
PTC, Inc.*	3,032	385,701
Qualtrics International, Inc., Class A*	3,083	31,632
Rapid7, Inc.*(b)	1,703	50,068
RingCentral, Inc., Class A*	2,196	81,384
Roper Technologies, Inc.	3,042	1,335,103
Salesforce, Inc.*	28,765	4,609,591
Samsara, Inc., Class A*	2,358	22,472
SentinelOne, Inc., Class A*	5,793	83,998
ServiceNow, Inc.*	5,821	2,423,282
Smartsheet, Inc., Class A*	3,750	115,275
Splunk, Inc.*	4,249	330,062
Synopsys, Inc.*	4,420	1,500,767
Tyler Technologies, Inc.*	1,191	408,203
UiPath, Inc., Class A*	10,015	124,887
Unity Software, Inc.*(b)	6,348	250,809
Varonis Systems, Inc.*	3,177	67,479
Verint Systems, Inc.*	1,860	73,154
VMware, Inc., Class A*	5,955	723,473
Workday, Inc., Class A*	5,769	968,615
Workiva, Inc.*	1,331	107,225
Zoom Video Communications, Inc., Class A*	6,392	482,149
Zscaler, Inc.*	2,411	321,748
		94,815,678
Technology Hardware, Storage & Peripherals — 19.5%
Apple, Inc.	436,748	64,651,806
Dell Technologies, Inc., Class C	7,679	343,942
Hewlett Packard Enterprise Co.	37,560	630,257
HP, Inc.	26,322	790,713
NetApp, Inc.	6,328	427,836
Pure Storage, Inc., Class A*	8,047	234,892
Seagate Technology Holdings plc	5,641	298,804
Western Digital Corp.*	9,068	333,249
		67,711,499
Total Common Stocks (Cost $353,899,290)		284,060,143
Securities Lending Reinvestments (c) — 0.1%
Investment Companies — 0.1%
BlackRock Liquidity FedFund, Institutional Class 3.55% (Cost $237,582)	237,582	237,582

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2022 (UNAUDITED) :: ULTRA TECHNOLOGY ROM :: 97

Investments	Principal Amount	Value
Short-Term Investments — 27.0%
Repurchase Agreements (d) — 27.0%
Repurchase Agreements with various counterparties, rates 3.40% - 3.80%, dated 11/30/2022, due 12/1/2022, total to be received $93,825,314 (Cost $93,815,510)	$93,815,510	$93,815,510
Total Investments — 108.7% (Cost $447,952,382)		378,113,235
Liabilities in excess of other assets — (8.7%)		(30,215,452)
Net Assets — 100.0%		$347,897,783

*  Non-income producing security.

(a)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $175,580,896.

(b)  The security or a portion of this security is on loan at November 30, 2022. The total value of securities on loan at November 30, 2022 was $638,663, collateralized in the form of cash with a value of $237,582 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $376,407 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.13% - 4.38%, and maturity dates ranging from December 15, 2022 - February 15, 2049. The total value of collateral is $613,989.

(c)  The security was purchased with cash collateral held from securities on loan at November 30, 2022. The total value of securities purchased was $237,582.

(d)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,883,955
Aggregate gross unrealized depreciation	(234,188,568)
Net unrealized depreciation	$(228,304,613)
Federal income tax cost	$450,617,789

Swap Agreementsa

Ultra Technology had the following open non-exchange traded total return swap agreements as of November 30, 2022:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
113,911,797	5/8/2023	Bank of America NA	4.18%	Dow Jones U.S. TechnologySM Index[f]	(29,480,200)	—	29,480,200	—
71,674,526	3/6/2024	BNP Paribas SA	4.43%	Dow Jones U.S. TechnologySM Index[f]	(2,011,090)	—	2,011,090	—
88,287,714	4/10/2023	Citibank NA	4.13%	Dow Jones U.S. TechnologySM Index[f]	(33,174,834)	—	33,174,834	—
46,133,023	3/7/2023	Goldman Sachs International	4.43%	Dow Jones U.S. TechnologySM Index[f]	(38,528,239)	—	38,528,239	—
13,096,900	5/8/2023	J.P. Morgan Securities	4.28%	Dow Jones U.S. TechnologySM Index[f]	(41,924,861)	41,923,537	1,324	—
7,844,550	3/6/2024	Morgan Stanley & Co. International plc	4.43%	Dow Jones U.S. TechnologySM Index[f]	795,999	—	(479,000)	316,999

See accompanying notes to the financial statements.

98 :: ROM ULTRA TECHNOLOGY :: NOVEMBER 30, 2022 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
54,589,102	4/10/2023	Societe Generale	4.38%	Dow Jones U.S. TechnologySM Index[f]	(11,650,183)	11,649,398	785	—
14,333,546	3/6/2024	UBS AG	4.43%	Dow Jones U.S. TechnologySM Index[f]	173,349	—	—	173,349
409,871,158					(155,800,059)
				Total Unrealized Appreciation	969,348
				Total Unrealized Depreciation	(156,769,407)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

f  See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2022 (UNAUDITED) :: ULTRA TECHNOLOGY ROM :: 99

Investments	Shares	Value
Common Stocks (a) — 89.1%
Communications Equipment — 46.2%
ADTRAN Holdings, Inc.	597	$12,101
Arista Networks, Inc.*	855	119,102
Ciena Corp.*	1,269	57,054
Cisco Systems, Inc.	11,415	567,554
CommScope Holding Co., Inc.*	1,764	15,664
Comtech Telecommunications Corp.	233	2,719
Extreme Networks, Inc.*	1,095	22,962
F5, Inc.*	505	78,078
Harmonic, Inc.*	890	13,653
Inseego Corp.*	686	871
Juniper Networks, Inc.	2,735	90,912
Lumentum Holdings, Inc.*	585	32,140
Motorola Solutions, Inc.	412	112,146
NETGEAR, Inc.*	243	4,794
NetScout Systems, Inc.*	575	21,436
Ribbon Communications, Inc.*	600	1,518
Ubiquiti, Inc.	36	10,801
Viasat, Inc.*	641	21,852
Viavi Solutions, Inc.*	1,930	21,867
		1,207,224
Diversified Telecommunication Services — 34.0%
Anterix, Inc.*	160	5,440
AT&T, Inc.	6,091	117,434
ATN International, Inc.	91	4,405
Consolidated Communications Holdings, Inc.*	626	2,892
EchoStar Corp., Class A*	301	5,237
Frontier Communications Parent, Inc.*	1,889	48,680
Globalstar, Inc.*	5,953	11,311
IDT Corp., Class B*	178	4,975
Iridium Communications, Inc.*	1,076	57,136
Liberty Global plc, Class A*	1,469	29,498
Liberty Global plc, Class C*	2,352	48,639
Liberty Latin America Ltd., Class A*	319	2,469
Liberty Latin America Ltd., Class C*	1,260	9,815
Lumen Technologies, Inc.	8,072	44,154
Radius Global Infrastructure, Inc.*	646	8,178
Verizon Communications, Inc.	12,509	487,601
		887,864
Household Durables — 4.0%
Garmin Ltd.	1,132	105,265
Wireless Telecommunication Services — 4.9%
Shenandoah Telecommunications Co.	425	8,275
Telephone and Data Systems, Inc.	848	8,938
Investments	Shares	Value
Common Stocks (a) (continued)
T-Mobile US, Inc.*	706	$106,931
United States Cellular Corp.*	121	2,572
		126,716
Total Common Stocks (Cost $2,308,818)		2,327,069
	Principal Amount
Short-Term Investments — 11.5%
Repurchase Agreements (b) — 11.5%
Repurchase Agreements with various counterparties, rates 3.40% - 3.80%, dated 11/30/2022, due 12/1/2022, total to be received $299,791 (Cost $299,759)	$299,759	299,759
Total Investments — 100.6% (Cost $2,608,577)		2,626,828
Liabilities in excess of other assets — (0.6%)		(16,160)
Net Assets — 100.0%		$2,610,668

*  Non-income producing security.

(a)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $505,031.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$226,439
Aggregate gross unrealized depreciation	(670,867)
Net unrealized depreciation	$(444,428)
Federal income tax cost	$2,613,955

See accompanying notes to the financial statements.

100 :: LTL ULTRA TELECOMMUNICATIONS :: NOVEMBER 30, 2022 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreementsa

Ultra Telecommunications had the following open non-exchange traded total return swap agreements as of November 30, 2022:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
242,782	5/8/2023	Bank of America NA	4.13%	Dow Jones U.S. Select TelecommunicationsSM Index[f]	(70,625)	—	32,360	(38,265)
1,285,717	4/10/2023	Citibank NA	4.13%	Dow Jones U.S. Select TelecommunicationsSM Index[f]	(26,782)	—	26,782	—
480,434	3/7/2023	Goldman Sachs International	4.43%	Dow Jones U.S. Select TelecommunicationsSM Index[f]	(147,591)	127,467	20,124	—
71,809	3/6/2024	Morgan Stanley & Co. International plc	4.43%	Dow Jones U.S. Select TelecommunicationsSM Index[f]	3,953	—	—	3,953
331,687	3/7/2023	Societe Generale	4.28%	Dow Jones U.S. Select TelecommunicationsSM Index[f]	(96,268)	—	10,000	(86,268)
470,176	3/7/2023	UBS AG	4.18%	Dow Jones U.S. Select TelecommunicationsSM Index[f]	(119,988)	—	119,988	—
2,882,605					(457,301)
				Total Unrealized Appreciation	3,953
				Total Unrealized Depreciation	(461,254)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

f  See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2022 (UNAUDITED) :: ULTRA TELECOMMUNICATIONS LTL :: 101

Investments	Shares	Value
Common Stocks (a) — 81.3%
Electric Utilities — 50.4%
ALLETE, Inc.	669	$44,288
Alliant Energy Corp.	2,938	165,409
American Electric Power Co., Inc.	6,019	582,639
Avangrid, Inc.	815	34,858
Constellation Energy Corp.	3,828	367,947
Duke Energy Corp.	9,019	901,269
Edison International	4,468	297,837
Entergy Corp.	2,382	276,955
Evergy, Inc.	2,690	159,275
Eversource Energy	4,061	336,494
Exelon Corp.	11,612	480,388
FirstEnergy Corp.	6,359	262,245
Hawaiian Electric Industries, Inc.	1,282	52,665
IDACORP, Inc.	592	65,434
NextEra Energy, Inc.	23,010	1,948,947
NRG Energy, Inc.	2,755	116,950
PG&E Corp.*	18,860	296,102
Pinnacle West Capital Corp.	1,324	103,696
PNM Resources, Inc.	1,006	49,294
Portland General Electric Co.	1,046	51,495
PPL Corp.	8,618	254,403
Southern Co. (The)	12,452	842,253
Xcel Energy, Inc.	6,408	449,970
		8,140,813
Gas Utilities — 3.5%
Atmos Energy Corp.	1,639	197,008
National Fuel Gas Co.	1,072	70,999
New Jersey Resources Corp.	1,127	56,068
ONE Gas, Inc.	634	55,126
Southwest Gas Holdings, Inc.	722	49,428
Spire, Inc.	615	45,572
UGI Corp.	2,453	94,808
		569,009
Independent Power and Renewable Electricity Producers — 2.4%
AES Corp. (The)	7,824	226,270
Clearway Energy, Inc., Class A	405	13,332
Clearway Energy, Inc., Class C (b)	963	34,129
Vistra Corp.	4,584	111,529
		385,260
Multi-Utilities — 22.1%
Ameren Corp.	3,028	270,461
Avista Corp.	855	35,294
Black Hills Corp.	762	54,582
CenterPoint Energy, Inc.	7,374	229,405
CMS Energy Corp.	3,400	207,638
Consolidated Edison, Inc.	4,155	407,356
Dominion Energy, Inc.	9,752	595,945
Investments	Shares	Value
Common Stocks (a) (continued)
DTE Energy Co.	2,270	$263,343
NiSource, Inc.	4,757	132,911
NorthWestern Corp.	659	38,492
Public Service Enterprise Group, Inc.	5,843	353,794
Sempra Energy	3,682	611,912
WEC Energy Group, Inc.	3,696	366,421
		3,567,554
Water Utilities — 2.9%
American Water Works Co., Inc.	2,126	322,642
Essential Utilities, Inc.	2,794	134,782
		457,424
Total Common Stocks (Cost $12,507,730)		13,120,060
	Principal Amount
Short-Term Investments — 6.1%
Repurchase Agreements (c) — 6.1%
Repurchase Agreements with various counterparties, rates 3.40% - 3.80%, dated 11/30/2022, due 12/1/2022, total to be received $993,123 (Cost $993,020)	$993,020	993,020
Total Investments — 87.4% (Cost $13,500,750)		14,113,080
Other assets less liabilities — 12.6%		2,037,530
Net Assets — 100.0%		$16,150,610

*  Non-income producing security.

(a)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $1,683,259.

(b)  The security or a portion of this security is on loan at November 30, 2022. The total value of securities on loan at November 30, 2022 was $30,691, collateralized in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 5.25%, and maturity dates ranging from July 15, 2023 - May 15, 2047. The total value of collateral is $31,513.

(c)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,645,431
Aggregate gross unrealized depreciation	(786,575)
Net unrealized appreciation	$858,856
Federal income tax cost	$13,505,789

See accompanying notes to the financial statements.

102 :: UPW ULTRA UTILITIES :: NOVEMBER 30, 2022 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreementsa

Ultra Utilities had the following open non-exchange traded total return swap agreements as of November 30, 2022:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
5,938,137	3/6/2024	Bank of America NA	4.03%	Dow Jones U.S. UtilitiesSM Index[f]	435,839	(325,253)	—	110,586
725,056	3/6/2024	Morgan Stanley & Co. International plc	4.43%	Dow Jones U.S. UtilitiesSM Index[f]	56,150	—	—	56,150
5,399,363	4/10/2023	Societe Generale	4.38%	Dow Jones U.S. UtilitiesSM Index[f]	122,724	—	—	122,724
7,120,623	11/6/2023	UBS AG	4.18%	Dow Jones U.S. UtilitiesSM Index[f]	(363,148)	—	363,148	—
19,183,179					251,565
				Total Unrealized Appreciation	614,713
				Total Unrealized Depreciation	(363,148)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

f  See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2022 (UNAUDITED) :: ULTRA UTILITIES UPW :: 103

Investments	Shares	Value
Common Stocks (a) — 82.9%
Aerospace & Defense — 2.8%
Boeing Co. (The)*	120,022	$21,469,535
Banks — 2.2%
JPMorgan Chase & Co.	120,024	16,584,916
Beverages — 1.0%
Coca-Cola Co. (The)	120,024	7,634,727
Biotechnology — 4.5%
Amgen, Inc.	120,029	34,376,306
Capital Markets — 6.1%
Goldman Sachs Group, Inc. (The)	120,029	46,349,198
Chemicals — 0.8%
Dow, Inc.	120,026	6,117,725
Communications Equipment — 0.8%
Cisco Systems, Inc.	120,021	5,967,444
Consumer Finance — 2.5%
American Express Co.	120,031	18,915,685
Diversified Telecommunication Services — 0.6%
Verizon Communications, Inc.	120,020	4,678,380
Entertainment — 1.5%
Walt Disney Co. (The)*	120,020	11,746,358
Food & Staples Retailing — 3.1%
Walgreens Boots Alliance, Inc.	120,017	4,980,705
Walmart, Inc.	120,035	18,295,735
		23,276,440
Health Care Providers & Services — 8.6%
UnitedHealth Group, Inc.	120,029	65,747,085
Hotels, Restaurants & Leisure — 4.3%
McDonald's Corp.	120,029	32,742,711
Household Products — 2.4%
Procter & Gamble Co. (The)	120,036	17,904,570
Investments	Shares	Value
Common Stocks (a) (continued)
Industrial Conglomerates — 5.5%
3M Co.	120,021	$15,119,045
Honeywell International, Inc.	120,152	26,379,372
		41,498,417
Insurance — 3.0%
Travelers Cos., Inc. (The)	120,033	22,783,464
IT Services — 5.8%
International Business Machines Corp.	120,029	17,872,318
Visa, Inc., Class A	120,030	26,046,510
		43,918,828
Machinery — 3.7%
Caterpillar, Inc.	120,032	28,376,765
Oil, Gas & Consumable Fuels — 2.9%
Chevron Corp.	120,038	22,004,166
Pharmaceuticals — 4.6%
Johnson & Johnson	120,089	21,375,842
Merck & Co., Inc.	120,024	13,217,043
		34,592,885
Semiconductors & Semiconductor Equipment — 0.5%
Intel Corp.	120,017	3,608,911
Software — 6.6%
Microsoft Corp.	120,029	30,624,199
Salesforce, Inc.*	120,025	19,234,006
		49,858,205
Specialty Retail — 5.1%
Home Depot, Inc. (The)	120,074	38,902,775
Technology Hardware, Storage & Peripherals — 2.3%
Apple, Inc.	120,033	17,768,485
Textiles, Apparel & Luxury Goods — 1.7%
NIKE, Inc., Class B	120,025	13,165,542
Total Common Stocks (Cost $657,785,722)		629,989,523

See accompanying notes to the financial statements.

104 :: UDOW ULTRAPRO DOW30SM :: NOVEMBER 30, 2022 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 9.5%
Repurchase Agreements (b) — 9.5%
Repurchase Agreements with various counterparties, rates 3.40% - 3.80%, dated 11/30/2022, due 12/1/2022, total to be received $72,518,150 (Cost $72,510,570)	$72,510,570	$72,510,570
Total Investments — 92.4% (Cost $730,296,292)		702,500,093
Other assets less liabilities — 7.6%		57,888,048
Net Assets — 100.0%		$760,388,141

*  Non-income producing security.

(a)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $129,095,078.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$59,810,345
Aggregate gross unrealized depreciation	(113,819,275)
Net unrealized depreciation	$(54,008,930)
Federal income tax cost	$733,830,819

Futures Contracts Purchased

UltraPro Dow30SM had the following open long futures contracts as of November 30, 2022:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
DJIA CBOT E-Mini Index	133	12/16/2022	USD	$23,008,335	$3,211,234

Swap Agreementsa

UltraPro Dow30SM had the following open non-exchange traded total return swap agreements as of November 30, 2022:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
193,149,276	5/8/2023	Bank of America NA	4.23%	Dow Jones Industrial AverageSM	(18,148,250)	2,148,231	16,000,019	—
201,762,128	11/6/2023	Barclays Capital	4.43%	Dow Jones Industrial AverageSM	8,060,549	—	—	8,060,549
188,963,914	5/8/2023	BNP Paribas SA	4.43%	Dow Jones Industrial AverageSM	(17,218,969)	—	17,218,969	—
157,936,890	4/8/2024	Citibank NA	4.49%	Dow Jones Industrial AverageSM	7,867,959	—	(4,320,000)	3,547,959
160,980,790	11/6/2023	Morgan Stanley & Co. International plc	4.38%	Dow Jones Industrial AverageSM	(6,775,687)	3,603,799	3,171,888	—
328,844,943	4/10/2023	Societe Generale	4.23%	Dow Jones Industrial AverageSM	23,515,297	(16,906,199)	(95,077)	6,514,021
396,398,764	3/7/2023	UBS AG	4.33%	Dow Jones Industrial AverageSM	(23,190,337)	—	23,190,337	—
1,628,036,705					(25,889,438)
				Total Unrealized Appreciation	39,443,805
				Total Unrealized Depreciation	(65,333,243)

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2022 (UNAUDITED) :: ULTRAPRO DOW30SM UDOW :: 105

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

106 :: UDOW ULTRAPRO DOW30SM :: NOVEMBER 30, 2022 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

	Percentage of Net Assets	Shares	Value
Common Stocks (a) — 76.5%
AECOM (Construction & Engineering)	0.4%	1,553	$132,005
Alcoa Corp. (Metals & Mining)	0.3%	2,002	100,360
American Financial Group, Inc. (Insurance)	0.4%	777	110,505
Annaly Capital Management, Inc. (Mortgage Real Estate Investment Trusts (REITs))	0.3%	4,798	103,967
Antero Resources Corp.* (Oil, Gas & Consumable Fuels)	0.4%	3,132	114,475
Axon Enterprise, Inc.* (Aerospace & Defense)	0.4%	751	138,206
BJ's Wholesale Club Holdings, Inc.* (Food & Staples Retailing)	0.4%	1,504	113,161
Builders FirstSource, Inc.* (Building Products)	0.4%	1,736	110,983
Carlisle Cos., Inc. (Building Products)	0.5%	575	151,288
Casey's General Stores, Inc. (Food & Staples Retailing)	0.3%	414	100,610
Cognex Corp. (Electronic Equipment, Instruments & Components)	0.3%	1,929	96,026
Cullen/Frost Bankers, Inc. (Banks)	0.3%	713	103,435
Darling Ingredients, Inc.* (Food Products)	0.4%	1,784	128,145
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	0.4%	295	117,670
East West Bancorp, Inc. (Banks)	0.4%	1,567	110,019
Essential Utilities, Inc. (Water Utilities)	0.4%	2,653	127,981
Fair Isaac Corp.* (Software)	0.5%	281	174,141
First Horizon Corp. (Banks)	0.5%	5,969	148,330
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	0.6%	1,103	190,301
Five Below, Inc.* (Specialty Retail)	0.3%	617	99,251
Graco, Inc. (Machinery)	0.4%	1,881	131,614
HF Sinclair Corp. (Oil, Gas & Consumable Fuels)	0.3%	1,616	100,741
Hubbell, Inc. (Electrical Equipment)	0.5%	597	151,674
Jabil, Inc. (Electronic Equipment, Instruments & Components)	0.4%	1,530	110,451
Jazz Pharmaceuticals plc* (Pharmaceuticals)	0.3%	697	109,366
Knight-Swift Transportation Holdings, Inc. (Road & Rail)	0.3%	1,787	99,053
	Percentage of Net Assets	Shares	Value
Common Stocks (a) (continued)
Lamar Advertising Co., Class A (Equity Real Estate Investment Trusts (REITs))	0.3%	969	$97,036
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	0.4%	1,527	111,211
Lear Corp. (Auto Components)	0.3%	660	95,198
Life Storage, Inc. (Equity Real Estate Investment Trusts (REITs))	0.3%	939	100,933
Lincoln Electric Holdings, Inc. (Machinery)	0.3%	644	95,235
Neurocrine Biosciences, Inc.* (Biotechnology)	0.4%	1,064	135,192
NOV, Inc. (Energy Equipment & Services)	0.3%	4,369	98,128
Owens Corning (Building Products)	0.3%	1,070	95,059
Paylocity Holding Corp.* (Software)	0.3%	455	99,113
Performance Food Group Co.* (Food & Staples Retailing)	0.3%	1,724	105,130
Regal Rexnord Corp. (Electrical Equipment)	0.3%	739	96,890
Reinsurance Group of America, Inc. (Insurance)	0.3%	745	107,578
Reliance Steel & Aluminum Co. (Metals & Mining)	0.4%	671	141,775
Repligen Corp.* (Life Sciences Tools & Services)	0.3%	574	102,654
Rexford Industrial Realty, Inc. (Equity Real Estate Investment Trusts (REITs))	0.3%	1,903	105,217
RPM International, Inc. (Chemicals)	0.5%	1,435	148,695
Service Corp. International (Diversified Consumer Services)	0.4%	1,754	125,324
Shockwave Medical, Inc.* (Health Care Equipment & Supplies)	0.3%	400	101,440
Steel Dynamics, Inc. (Metals & Mining)	0.6%	1,930	200,585
Toro Co. (The) (Machinery)	0.4%	1,163	129,081
United Therapeutics Corp.* (Biotechnology)	0.4%	506	141,624
Watsco, Inc. (b) (Trading Companies & Distributors)	0.3%	369	99,254
Webster Financial Corp. (Banks)	0.3%	1,956	106,289
Wolfspeed, Inc.* (Semiconductors & Semiconductor Equipment)	0.4%	1,375	125,015
Other Common Stocks (b)	58.0%	426,413	18,585,050
Total Common Stocks (Cost $25,119,011)			24,522,464

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2022 (UNAUDITED) :: ULTRAPRO MIDCAP400 UMDD :: 107

	Percentage of Net Assets	Shares	Value
Securities Lending Reinvestments (c) — 0.2%
Investment Companies — 0.2%
BlackRock Liquidity FedFund, Institutional Class 3.55% (Cost $72,810)	0.2%	72,810	$72,810
		Principal Amount
Short-Term Investments — 4.9%
Repurchase Agreements (d) — 4.9%

Repurchase Agreements with various counterparties, rates 3.40% - 3.80%, dated 11/30/2022, due 12/1/2022, total to be received $1,554,995 (Cost $1,554,832)	$1,554,832	1,554,832
Total Investments — 81.6% (Cost $26,746,653)		26,150,106
Other assets less liabilities — 18.4%		5,898,687
Net Assets — 100.0%		$32,048,793

*  Non-income producing security.

(a)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $3,898,845.

(b)  The security or a portion of this security is on loan at November 30, 2022. The total value of securities on loan at

November 30, 2022 was $150,548, collateralized in the form of cash with a value of $72,810 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $78,467 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 5.25%, and maturity dates ranging from December 15, 2022 - February 15, 2049. The total value of collateral is $151,277.

(c)  The security was purchased with cash collateral held from securities on loan at November 30, 2022. The total value of securities purchased was $72,810.

(d)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,023,987
Aggregate gross unrealized depreciation	(4,647,012)
Net unrealized appreciation	$376,975
Federal income tax cost	$27,168,795

Futures Contracts Purchased

UltraPro MidCap400 had the following open long futures contracts as of November 30, 2022:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
S&P Midcap 400 E-Mini Index	5	12/16/2022	USD	$1,289,900	$103,903

Swap Agreementsa

UltraPro MidCap400 had the following open non-exchange traded total return swap agreements as of November 30, 2022:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
5,256,093	4/8/2024	Bank of America NA	4.23%	S&P MidCap 400®	434,851	(339,354)	—	95,497
6,181,517	4/8/2024	BNP Paribas SA	4.28%	S&P MidCap 400®	(56,852)	—	56,852	—
6,124,805	4/10/2023	Citibank NA	4.23%	S&P MidCap 400®	(651,268)	650,382	886	—
6,020,447	3/7/2023	Goldman Sachs International	4.33%	S&P MidCap 400®	(1,378,630)	—	1,378,630	—

See accompanying notes to the financial statements.

108 :: UMDD ULTRAPRO MIDCAP400 :: NOVEMBER 30, 2022 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
13,061,611	4/8/2024	Morgan Stanley & Co. International plc	4.38%	S&P MidCap 400®	977,407	—	(659,001)	318,406
20,361,884	4/8/2024	Societe Generale	4.10%	S&P MidCap 400®	915,588	(680,236)	—	235,352
13,306,500	4/8/2024	UBS AG	4.18%	S&P MidCap 400®	1,050,665	(767,389)	—	283,276
70,312,857					1,291,761
				Total Unrealized Appreciation	3,378,511
				Total Unrealized Depreciation	(2,086,750)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

UltraPro MidCap400 invested, as a percentage of net assets, in the following industries, as of November 30, 2022:

Aerospace & Defense	1.1%
Air Freight & Logistics	0.2%
Airlines	0.1%
Auto Components	1.1%
Automobiles	0.4%
Banks	5.6%
Beverages	0.4%
Biotechnology	1.4%
Building Products	1.7%
Capital Markets	1.6%
Chemicals	2.0%
Commercial Services & Supplies	1.1%
Communications Equipment	0.6%
Construction & Engineering	1.6%
Construction Materials	0.2%
Consumer Finance	0.3%
Containers & Packaging	0.7%
Diversified Consumer Services	0.8%
Diversified Financial Services	0.2%
Diversified Telecommunication Services	0.4%
Electric Utilities	1.1%

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2022 (UNAUDITED) :: ULTRAPRO MIDCAP400 UMDD :: 109

Electrical Equipment	1.7%
Electronic Equipment, Instruments & Components	2.4%
Energy Equipment & Services	0.5%
Entertainment	0.1%
Equity Real Estate Investment Trusts (REITs)	5.6%
Food & Staples Retailing	1.2%
Food Products	1.2%
Gas Utilities	1.1%
Health Care Equipment & Supplies	2.7%
Health Care Providers & Services	1.8%
Hotels, Restaurants & Leisure	2.2%
Household Durables	1.0%
Household Products	0.1%
Independent Power and Renewable Electricity Producers	0.2%
Insurance	3.0%
Interactive Media & Services	0.2%
IT Services	1.5%
Leisure Products	0.9%
Life Sciences Tools & Services	1.0%
Machinery	3.5%
Marine	0.1%
Media	0.8%
Metals & Mining	2.5%
Mortgage Real Estate Investment Trusts (REITs)	0.3%
Multiline Retail	0.6%
Multi-Utilities	0.3%
Oil, Gas & Consumable Fuels	2.7%
Paper & Forest Products	0.2%
Personal Products	0.2%
Pharmaceuticals	0.5%
Professional Services	1.4%
Real Estate Management & Development	0.3%
Road & Rail	1.5%
Semiconductors & Semiconductor Equipment	2.6%
Software	2.4%
Specialty Retail	2.2%
Technology Hardware, Storage & Peripherals	0.1%
Textiles, Apparel & Luxury Goods	1.6%
Thrifts & Mortgage Finance	0.5%
Trading Companies & Distributors	0.8%
Water Utilities	0.4%
Other[a]	23.5%
100.0%

a  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

110 :: UMDD ULTRAPRO MIDCAP400 :: NOVEMBER 30, 2022 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Shares	Value
Common Stocks (a) — 56.3%
Automobiles — 1.9%
Lucid Group, Inc.*(b)	1,085,671	$11,008,704
Tesla, Inc.*	1,212,577	236,088,742
		247,097,446
Beverages — 1.9%
Keurig Dr Pepper, Inc.	917,015	35,460,970
Monster Beverage Corp.*	341,510	35,127,719
PepsiCo, Inc.	893,669	165,784,536
		236,373,225
Biotechnology — 2.8%
Amgen, Inc.	346,118	99,128,195
Biogen, Inc.*	93,524	28,540,719
Gilead Sciences, Inc.	811,236	71,250,858
Moderna, Inc.*	253,415	44,578,233
Regeneron Pharmaceuticals, Inc.*	68,936	51,819,191
Seagen, Inc.*	119,333	14,485,833
Vertex Pharmaceuticals, Inc.*	165,856	52,476,838
		362,279,867
Commercial Services & Supplies — 0.4%
Cintas Corp.	66,478	30,698,211
Copart, Inc.*	307,146	20,443,638
		51,141,849
Communications Equipment — 1.0%
Cisco Systems, Inc.	2,681,191	133,308,816
Electric Utilities — 0.8%
American Electric Power Co., Inc.	332,027	32,140,214
Constellation Energy Corp.	212,061	20,383,303
Exelon Corp.	643,372	26,616,300
Xcel Energy, Inc.	354,914	24,922,061
		104,061,878
Entertainment — 1.2%
Activision Blizzard, Inc.	506,782	37,476,529
Electronic Arts, Inc.	179,530	23,478,933
NetEase, Inc., ADR	104,219	7,412,055
Netflix, Inc.*	287,920	87,968,198
		156,335,715
Food & Staples Retailing — 1.4%
Costco Wholesale Corp.	286,903	154,712,443
Walgreens Boots Alliance, Inc.	559,788	23,231,202
		177,943,645
Investments	Shares	Value
Common Stocks (a) (continued)
Food Products — 0.7%
Kraft Heinz Co. (The)	793,647	$31,230,009
Mondelez International, Inc., Class A	887,896	60,030,649
		91,260,658
Health Care Equipment & Supplies — 1.0%
Align Technology, Inc.*	51,011	10,031,823
Dexcom, Inc.*	254,333	29,573,841
IDEXX Laboratories, Inc.*	53,419	22,749,550
Intuitive Surgical, Inc.*	230,363	62,287,852
		124,643,066
Hotels, Restaurants & Leisure — 1.5%
Airbnb, Inc., Class A*	258,377	26,390,627
Booking Holdings, Inc.*	25,002	51,990,409
Marriott International, Inc., Class A	210,192	34,755,247
Starbucks Corp.	743,113	75,946,148
		189,082,431
Industrial Conglomerates — 0.8%
Honeywell International, Inc.	435,983	95,720,068
Interactive Media & Services — 5.2%
Alphabet, Inc., Class A*	2,340,476	236,364,671
Alphabet, Inc., Class C*	2,405,015	243,988,772
Baidu, Inc., ADR*	117,961	12,810,565
Match Group, Inc.*	183,834	9,294,647
Meta Platforms, Inc., Class A*	1,333,450	157,480,445
		659,939,100
Internet & Direct Marketing Retail — 3.7%
Amazon.com, Inc.*	3,974,844	383,731,440
eBay, Inc.	356,378	16,193,816
JD.com, Inc., ADR	326,390	18,662,980
MercadoLibre, Inc.*	32,419	30,181,603
Pinduoduo, Inc., ADR*	303,270	24,880,271
		473,650,110
IT Services — 1.9%
Automatic Data Processing, Inc.	269,172	71,099,092
Cognizant Technology Solutions Corp., Class A	335,762	20,887,754
Fiserv, Inc.*	413,627	43,166,114
Paychex, Inc.	233,439	28,953,439
PayPal Holdings, Inc.*	748,526	58,691,924
VeriSign, Inc.*	69,409	13,868,612
		236,666,935

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2022 (UNAUDITED) :: ULTRAPRO QQQ TQQQ :: 111

Investments	Shares	Value
Common Stocks (a) (continued)
Life Sciences Tools & Services — 0.2%
Illumina, Inc.*	102,116	$22,269,457
Machinery — 0.2%
PACCAR, Inc.	224,398	23,765,992
Media — 1.3%
Charter Communications, Inc., Class A*	104,651	40,948,890
Comcast Corp., Class A	2,851,453	104,477,238
Sirius XM Holdings, Inc. (b)	2,521,344	16,363,522
		161,789,650
Multiline Retail — 0.2%
Dollar Tree, Inc.*	145,343	21,843,599
Pharmaceuticals — 0.2%
AstraZeneca plc, ADR	383,281	26,051,610
Professional Services — 0.1%
Verisk Analytics, Inc.	101,884	18,717,110
Road & Rail — 0.5%
CSX Corp.	1,385,519	45,292,616
Old Dominion Freight Line, Inc.	72,676	21,992,484
		67,285,100
Semiconductors & Semiconductor Equipment — 8.9%
Advanced Micro Devices, Inc.*	1,045,517	81,163,485
Analog Devices, Inc.	332,440	57,149,760
Applied Materials, Inc.	556,487	60,990,975
ASML Holding NV (Registered), NYRS	55,614	33,819,986
Broadcom, Inc.	262,411	144,596,333
Enphase Energy, Inc.*	87,296	27,986,225
Intel Corp.	2,658,466	79,940,072
KLA Corp.	91,278	35,885,946
Lam Research Corp.	89,102	42,090,003
Marvell Technology, Inc.	552,961	25,723,746
Microchip Technology, Inc.	357,776	28,332,281
Micron Technology, Inc.	714,026	41,163,599
NVIDIA Corp.	1,367,112	231,356,364
NXP Semiconductors NV	170,386	29,960,674
QUALCOMM, Inc.	726,769	91,929,011
Skyworks Solutions, Inc.	104,503	9,992,577
Texas Instruments, Inc.	591,599	106,759,955
		1,128,840,992
Investments	Shares	Value
Common Stocks (a) (continued)
Software — 9.4%
Adobe, Inc.*	303,219	$104,589,330
ANSYS, Inc.*	56,819	14,449,072
Atlassian Corp., Class A*	93,360	12,281,508
Autodesk, Inc.*	139,691	28,210,597
Cadence Design Systems, Inc.*	177,518	30,540,197
Crowdstrike Holdings, Inc., Class A*	139,259	16,383,821
Datadog, Inc., Class A*	188,312	14,270,283
DocuSign, Inc.*	129,919	6,115,287
Fortinet, Inc.*	510,228	27,123,721
Intuit, Inc.	183,386	74,746,300
Microsoft Corp.	2,910,177	742,502,560
Palo Alto Networks, Inc.*	193,103	32,808,200
Splunk, Inc.*	104,820	8,142,418
Synopsys, Inc.*	98,452	33,428,392
Workday, Inc., Class A*	130,267	21,871,829
Zoom Video Communications, Inc., Class A*	162,147	12,230,748
Zscaler, Inc.*	90,994	12,143,149
		1,191,837,412
Specialty Retail — 0.5%
O'Reilly Automotive, Inc.*	40,947	35,400,319
Ross Stores, Inc.	227,380	26,755,805
		62,156,124
Technology Hardware, Storage & Peripherals — 7.3%
Apple, Inc.	6,272,337	928,494,046
Textiles, Apparel & Luxury Goods — 0.2%
Lululemon Athletica, Inc.*	78,732	29,942,567
Trading Companies & Distributors — 0.1%
Fastenal Co.	371,232	19,122,160
Wireless Telecommunication Services — 1.0%
T-Mobile US, Inc.*	811,168	122,859,505
Total Common Stocks (Cost $8,008,700,241)		7,164,480,133
Securities Lending Reinvestments (c) — 0.1%
Investment Companies — 0.1%
BlackRock Liquidity FedFund, Institutional Class 3.55% (Cost $18,144,341)	18,144,341	18,144,341

See accompanying notes to the financial statements.

112 :: TQQQ ULTRAPRO QQQ :: NOVEMBER 30, 2022 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 92.5%
Repurchase Agreements (d) — 10.4%
Repurchase Agreements with various counterparties, rates 3.40% - 3.80%, dated 11/30/2022, due 12/1/2022, total to be received $1,323,015,537 (Cost $1,322,877,275)	$1,322,877,275	$1,322,877,275
U.S. Treasury Obligations — 82.1%
U.S. Treasury Bills
2.58%, 12/1/2022 (e)	400,000,000	400,000,000
3.15%, 12/15/2022 (e)	600,000,000	599,269,668
2.72%, 12/29/2022 (e)	555,000,000	553,362,312
2.97%, 1/5/2023 (e)	500,000,000	498,153,265
2.97%, 1/12/2023 (e)	300,000,000	298,636,749
3.62%, 1/17/2023 (e)	550,000,000	547,121,404
3.02%, 1/19/2023 (e)	500,000,000	497,344,130
2.84%, 1/26/2023 (e)	500,000,000	496,850,000
3.06%, 2/2/2023 (e)	500,000,000	496,484,685
3.18%, 2/9/2023 (e)	500,000,000	496,023,005
4.09%, 2/14/2023 (e)	600,000,000	594,846,876
3.25%, 2/16/2023 (e)	400,000,000	396,474,112
3.09%, 2/23/2023 (e)	750,000,000	742,788,907
3.31%, 3/2/2023 (e)	700,000,000	692,466,369
3.93%, 3/16/2023 (e)	700,000,000	691,311,432
4.40%, 3/21/2023 (e)	50,000,000	49,338,281
3.84%, 3/23/2023 (e)	500,000,000	493,439,445
4.23%, 3/30/2023 (e)	250,000,000	246,572,553
4.15%, 4/6/2023 (e)	175,000,000	172,457,819
3.61%, 4/20/2023 (e)	1,000,000,000	983,067,780
4.42%, 5/18/2023 (e)	500,000,000	489,563,000
Total U.S. Treasury Obligations (Cost $10,450,103,463)		10,435,571,792
Total Short-Term Investments (Cost $11,772,980,738)		11,758,449,067
Total Investments — 148.9% (Cost $19,799,825,320)		18,941,073,541
Liabilities in excess of other assets — (48.9%)		(6,221,736,962)
Net Assets — 100.0%		$12,719,336,579

*  Non-income producing security.

(a)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $8,886,191,220.

(b)  The security or a portion of this security is on loan at November 30, 2022. The total value of securities on loan at November 30, 2022 was $22,590,880, collateralized in the form of cash with a value of $18,144,341 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $4,855,246 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 5.25%, and maturity dates ranging from July 15, 2023 - May 15, 2047. The total value of collateral is $22,999,587.

(c)  The security was purchased with cash collateral held from securities on loan at November 30, 2022. The total value of securities purchased was $18,144,341.

(d)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(e)  The rate shown was the current yield as of November 30, 2022.

Abbreviations

ADR  American Depositary Receipt

NYRS  New York Registry Shares

As of November 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$575,829,825
Aggregate gross unrealized depreciation	(8,544,960,171)
Net unrealized depreciation	$(7,969,130,346)
Federal income tax cost	$20,704,577,803

Futures Contracts Purchased

UltraPro QQQ had the following open long futures contracts as of November 30, 2022:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
NASDAQ 100 E-Mini Index	3,677	12/16/2022	USD	$885,587,065	$56,811,742

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2022 (UNAUDITED) :: ULTRAPRO QQQ TQQQ :: 113

Swap Agreementsa

UltraPro QQQ had the following open non-exchange traded total return swap agreements as of November 30, 2022:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
2,580,700,501	5/8/2023	Bank of America NA	4.43%	NASDAQ-100 Index®	(1,514,864,369)	1,507,754,369	7,110,000	—
3,949,336,367	4/17/2023	Barclays Capital	4.43%	NASDAQ-100 Index®	(454,707,490)	325,645,165	129,062,325	—
3,029,626,250	5/8/2023	BNP Paribas SA	4.48%	NASDAQ-100 Index®	(1,651,789,451)	1,361,101,311	290,688,140	—
3,124,928,386	2/6/2023	Citibank NA	4.49%	NASDAQ-100 Index®	(1,479,076,292)	1,479,076,292	—	—
4,908,914,103	4/8/2024	Goldman Sachs International	4.53%	NASDAQ-100 Index®	(41,727,926)	5,571,328	36,156,598	—
2,713,861,236	5/8/2023	J.P. Morgan Securities	4.23%	NASDAQ-100 Index®	(1,058,959,083)	1,001,644,686	57,314,397	—
2,332,989,536	4/8/2024	Morgan Stanley & Co. International plc	4.38%	NASDAQ-100 Index®	34,908,015	—	—	34,908,015
4,123,134,644	11/6/2023	Societe Generale	4.68%	NASDAQ-100 Index®	(361,302,195)	361,302,195	—	—
3,347,063,444	3/6/2024	UBS AG	4.63%	NASDAQ-100 Index®	265,080,965	(194,198,770)	—	70,882,195
30,110,554,467					(6,262,437,826)
				Total Unrealized Appreciation	299,988,980
				Total Unrealized Depreciation	(6,562,426,806)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

114 :: TQQQ ULTRAPRO QQQ :: NOVEMBER 30, 2022 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

	Percentage of Net Assets	Shares	Value
Common Stocks (a) — 79.9%
Agree Realty Corp. (Equity Real Estate Investment Trusts (REITs))	0.2%	6,273	$438,796
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	0.2%	3,440	425,528
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	0.2%	3,044	403,300
Atkore, Inc.* (Electrical Equipment)	0.2%	3,277	400,286
Cadence Bank (Banks)	0.2%	14,420	415,873
Celsius Holdings, Inc.* (Beverages)	0.2%	4,418	491,900
ChampionX Corp. (Energy Equipment & Services)	0.2%	16,247	501,058
Chart Industries, Inc.* (Machinery)	0.2%	2,920	417,531
Chord Energy Corp. (Oil, Gas & Consumable Fuels)	0.2%	3,304	503,959
Civitas Resources, Inc. (Oil, Gas & Consumable Fuels)	0.1%	5,862	394,864
Commercial Metals Co. (Metals & Mining)	0.2%	9,623	473,644
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	0.2%	4,824	487,224
EMCOR Group, Inc. (Construction & Engineering)	0.2%	3,889	602,406
Ensign Group, Inc. (The) (Health Care Providers & Services)	0.2%	4,283	406,885
Evoqua Water Technologies Corp.* (Machinery)	0.2%	9,352	406,718
ExlService Holdings, Inc.* (IT Services)	0.2%	2,575	482,040
Exponent, Inc. (Professional Services)	0.2%	4,044	418,190
Fabrinet* (Electronic Equipment, Instruments & Components)	0.1%	2,936	391,692
Glacier Bancorp, Inc. (Banks)	0.2%	8,840	511,836
Halozyme Therapeutics, Inc.* (Biotechnology)	0.3%	10,791	617,893
HealthEquity, Inc.* (Health Care Providers & Services)	0.2%	6,600	418,968
Helmerich & Payne, Inc. (Energy Equipment & Services)	0.2%	8,175	417,579
	Percentage of Net Assets	Shares	Value
Common Stocks (a) (continued)
Inspire Medical Systems, Inc.* (Health Care Equipment & Supplies)	0.2%	2,245	$542,325
Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	0.1%	7,283	394,884
Iridium Communications, Inc.* (Diversified Telecommunication Services)	0.2%	10,127	537,744
Karuna Therapeutics, Inc.* (Biotechnology)	0.2%	2,374	558,626
Kinsale Capital Group, Inc. (Insurance)	0.2%	1,720	530,121
Kite Realty Group Trust (Equity Real Estate Investment Trusts (REITs))	0.2%	17,324	394,987
Light & Wonder, Inc.* (Hotels, Restaurants & Leisure)	0.2%	7,512	486,552
Matador Resources Co. (Oil, Gas & Consumable Fuels)	0.2%	8,951	593,988
Medpace Holdings, Inc.* (Life Sciences Tools & Services)	0.2%	2,020	423,978
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	0.2%	11,721	553,231
Murphy USA, Inc. (Specialty Retail)	0.2%	1,719	508,497
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	0.2%	2,824	445,486
Old National Bancorp (Banks)	0.2%	23,322	445,683
RBC Bearings, Inc.*(b) (Machinery)	0.2%	2,268	537,448
RLI Corp. (Insurance)	0.2%	3,105	403,867
Ryman Hospitality Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	0.1%	4,279	391,657
Saia, Inc.* (Road & Rail)	0.2%	2,110	513,975
Selective Insurance Group, Inc. (Insurance)	0.2%	4,746	456,185
Shockwave Medical, Inc.* (Health Care Equipment & Supplies)	0.3%	2,829	717,434
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	0.1%	2,702	392,979
SM Energy Co. (Oil, Gas & Consumable Fuels)	0.2%	9,630	415,149
SouthState Corp. (Banks)	0.2%	5,960	523,586
SPS Commerce, Inc.* (Software)	0.2%	2,884	410,278
STAG Industrial, Inc. (Equity Real Estate Investment Trusts (REITs))	0.2%	14,344	472,061
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)	0.2%	5,333	529,674

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2022 (UNAUDITED) :: ULTRAPRO RUSSELL2000 URTY :: 115

	Percentage of Net Assets	Shares	Value
Common Stocks (a) (continued)
United Bankshares, Inc. (Banks)	0.2%	10,382	$445,284
Valley National Bancorp (Banks)	0.2%	34,257	433,694
Wingstop, Inc. (Hotels, Restaurants & Leisure)	0.1%	2,384	394,576
Other Common Stocks (b)	70.3%	9,286,912	170,602,288
Total Common Stocks (Cost $230,885,220)			194,084,407
		No. of Rights
Rights — 0.0% (c)
Aduro Biotech, Inc., CVR*(d)(e)	0.0%	899	—
Contraf-Nicotex-Tobacco GmbH, CVR*(d)(e)	0.0%	1,074	537
Oncternal Therapeutics, Inc., CVR*(d)(e)	0.0%	23	—
Tobira Therapeutics, Inc., CVR*(d)(e)	0.0%	218	—
Zogenix, Inc., CVR*(d)(e)	0.0%	6,278	4,269
Total Rights (Cost $2,244)			4,806
		Shares
Securities Lending Reinvestments (f) — 1.9%
Investment Companies — 1.9%
BlackRock Liquidity FedFund, Institutional Class 3.55% (Cost $4,666,746)	1.9%	4,666,746	4,666,746
		Principal Amount
Short-Term Investments — 8.4%
Repurchase Agreements (g) — 8.4%
Repurchase Agreements with various counterparties, rates 3.40% - 3.80%, dated 11/30/2022, due 12/1/2022, total to be received $20,279,196 (Cost $20,277,075)		$20,277,075	20,277,075
Total Investments — 90.2% (Cost $255,831,285)			219,033,034
Other assets less liabilities — 9.8%			23,768,239
Net Assets — 100.0%			$242,801,273

*  Non-income producing security.

(a)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $50,616,189.

(b)  The security or a portion of this security is on loan at November 30, 2022. The total value of securities on loan at November 30, 2022 was $6,137,784, collateralized in the form of cash with a value of $4,666,746 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $1,537,785 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 6.25%, and maturity dates ranging from December 8, 2022 - November 15, 2051. The total value of collateral is $6,204,531.

(c)  Represents less than 0.05% of net assets.

(d)  Illiquid security.

(e)  Security fair valued as of November 30, 2022 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at November 30, 2022 amounted to $4,806, which represents approximately 0.00% of net assets of the Fund.

(f)  The security was purchased with cash collateral held from securities on loan at November 30, 2022. The total value of securities purchased was $4,666,746.

(g)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations

CVR  Contingent Value Rights — No defined expiration

As of November 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$17,376,531
Aggregate gross unrealized depreciation	(155,938,521)
Net unrealized depreciation	$(138,561,990)
Federal income tax cost	$270,320,538

Futures Contracts Purchased

UltraPro Russell2000 had the following open long futures contracts as of November 30, 2022:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Russell 2000 E-Mini Index	196	12/16/2022	USD	$18,497,500	$1,662,185

See accompanying notes to the financial statements.

116 :: URTY ULTRAPRO RUSSELL2000 :: NOVEMBER 30, 2022 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreementsa

UltraPro Russell2000 had the following open non-exchange traded total return swap agreements as of November 30, 2022:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
91,700,994	5/8/2023	Bank of America NA	3.68%	Russell 2000® Index	(29,437,527)	892,166	28,545,361	—
32,518,979	11/6/2023	Barclays Capital	4.33%	Russell 2000® Index	259,480	—	—	259,480
24,593,457	5/8/2023	BNP Paribas SA	3.98%	Russell 2000® Index	(31,441,880)	8,265,605	23,176,275	—
19,365,744	11/6/2023	Citibank NA	4.12%	Russell 2000® Index	1,698,443	—	(1,130,000)	568,443
31,517,205	4/10/2023	Goldman Sachs International	4.23%	Russell 2000® Index	(2,822,464)	—	2,822,464	—
74,161,460	11/6/2023	Morgan Stanley & Co. International plc	4.28%	Russell 2000® Index	(8,100,438)	—	8,100,438	—
125,342,489	4/8/2024	Societe Generale	4.18%	Russell 2000® Index	400,656	—	—	400,656
116,641,582	3/7/2023	UBS AG	3.83%	Russell 2000® Index	(19,492,941)	—	19,492,941	—
515,841,910					(88,936,671)
				Total Unrealized Appreciation	2,358,579
				Total Unrealized Depreciation	(91,295,250)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

UltraPro Russell2000 invested, as a percentage of net assets, in the following industries, as of November 30, 2022:

Aerospace & Defense	0.7%
Air Freight & Logistics	0.3%
Airlines	0.3%
Auto Components	1.1%
Automobiles	0.1%
Banks	8.1%
Beverages	0.5%
Biotechnology	5.5%

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2022 (UNAUDITED) :: ULTRAPRO RUSSELL2000 URTY :: 117

Building Products	1.0%
Capital Markets	1.3%
Chemicals	1.7%
Commercial Services & Supplies	1.2%
Communications Equipment	0.7%
Construction & Engineering	1.3%
Construction Materials	0.1%
Consumer Finance	0.6%
Containers & Packaging	0.2%
Distributors	0.0%*
Diversified Consumer Services	0.8%
Diversified Financial Services	0.2%
Diversified Telecommunication Services	0.5%
Electric Utilities	0.6%
Electrical Equipment	1.2%
Electronic Equipment, Instruments & Components	1.9%
Energy Equipment & Services	1.6%
Entertainment	0.2%
Equity Real Estate Investment Trusts (REITs)	4.7%
Food & Staples Retailing	0.5%
Food Products	1.0%
Gas Utilities	1.0%
Health Care Equipment & Supplies	3.0%
Health Care Providers & Services	2.1%
Health Care Technology	0.4%
Hotels, Restaurants & Leisure	2.0%
Household Durables	1.2%
Household Products	0.2%
Independent Power and Renewable Electricity Producers	0.4%
Industrial Conglomerates	0.0%*
Insurance	1.7%
Interactive Media & Services	0.6%
Internet & Direct Marketing Retail	0.3%
IT Services	1.6%
Leisure Products	0.3%
Life Sciences Tools & Services	0.7%
Machinery	3.1%
Marine	0.2%
Media	0.7%
Metals & Mining	1.3%
Mortgage Real Estate Investment Trusts (REITs)	1.0%
Multiline Retail	0.1%
Multi-Utilities	0.4%
Oil, Gas & Consumable Fuels	3.9%
Paper & Forest Products	0.1%
Personal Products	0.6%
Pharmaceuticals	1.3%
Professional Services	1.3%
Real Estate Management & Development	0.5%
Road & Rail	0.5%
Semiconductors & Semiconductor Equipment	2.1%
Software	3.5%
Specialty Retail	2.0%
Technology Hardware, Storage & Peripherals	0.3%
Textiles, Apparel & Luxury Goods	0.6%

See accompanying notes to the financial statements.

118 :: URTY ULTRAPRO RUSSELL2000 :: NOVEMBER 30, 2022 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Thrifts & Mortgage Finance	1.1%
Tobacco	0.1%
Trading Companies & Distributors	1.3%
Water Utilities	0.4%
Wireless Telecommunication Services	0.1%
Other[a]	20.1%
100.0%

*  Amount represents less than 0.05%.

a  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2022 (UNAUDITED) :: ULTRAPRO RUSSELL2000 URTY :: 119

	Percentage of Net Assets	Shares	Value
Common Stocks (a) — 73.4%
Abbott Laboratories (Health Care Equipment & Supplies)	0.4%	95,623	$10,287,122
AbbVie, Inc. (Biotechnology)	0.6%	96,545	15,561,123
Accenture plc, Class A (IT Services)	0.4%	34,548	10,396,530
Adobe, Inc.* (Software)	0.3%	25,551	8,813,307
Alphabet, Inc., Class A* (Interactive Media & Services)	1.3%	327,437	33,067,863
Alphabet, Inc., Class C* (Interactive Media & Services)	1.2%	292,804	29,704,966
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	1.8%	483,963	46,721,788
Amgen, Inc. (Biotechnology)	0.3%	29,209	8,365,458
Apple, Inc. (Technology Hardware, Storage & Peripherals)	4.8%	824,873	122,105,950
Bank of America Corp. (Banks)	0.6%	381,717	14,447,989
Berkshire Hathaway, Inc., Class B* (Diversified Financial Services)	1.2%	98,551	31,398,349
Bristol-Myers Squibb Co. (Pharmaceuticals)	0.4%	116,593	9,360,086
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	0.5%	22,050	12,150,211
Chevron Corp. (Oil, Gas & Consumable Fuels)	0.7%	98,333	18,025,422
Cisco Systems, Inc. (Communications Equipment)	0.4%	226,112	11,242,289
Coca-Cola Co. (The) (Beverages)	0.5%	212,527	13,518,842
Comcast Corp., Class A (Media)	0.3%	240,464	8,810,601
ConocoPhillips (Oil, Gas & Consumable Fuels)	0.3%	69,512	8,585,427
Costco Wholesale Corp. (Food & Staples Retailing)	0.5%	24,187	13,042,840
Danaher Corp. (Life Sciences Tools & Services)	0.4%	35,749	9,774,134
Eli Lilly & Co. (Pharmaceuticals)	0.6%	43,063	15,979,818
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	1.0%	227,548	25,335,194
Home Depot, Inc. (The) (Specialty Retail)	0.7%	56,119	18,181,995
Honeywell International, Inc. (Industrial Conglomerates)	0.3%	36,786	8,076,366
Johnson & Johnson (Pharmaceuticals)	1.0%	143,563	25,554,214
JPMorgan Chase & Co. (Banks)	0.9%	160,130	22,126,763
	Percentage of Net Assets	Shares	Value
Common Stocks (a) (continued)
Linde plc (Chemicals)	0.4%	27,213	$9,156,630
Mastercard, Inc., Class A (IT Services)	0.7%	46,589	16,604,320
McDonald's Corp. (Hotels, Restaurants & Leisure)	0.4%	40,173	10,958,793
Merck & Co., Inc. (Pharmaceuticals)	0.6%	138,327	15,232,569
Meta Platforms, Inc., Class A* (Interactive Media & Services)	0.6%	124,555	14,709,945
Microsoft Corp. (Software)	4.1%	407,229	103,900,407
NextEra Energy, Inc. (Electric Utilities)	0.4%	107,284	9,086,955
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	0.9%	136,729	23,138,649
PepsiCo, Inc. (Beverages)	0.5%	75,358	13,979,663
Pfizer, Inc. (Pharmaceuticals)	0.6%	306,456	15,362,639
Philip Morris International, Inc. (Tobacco)	0.3%	84,670	8,439,059
Procter & Gamble Co. (The) (Household Products)	0.8%	130,479	19,462,248
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	0.3%	61,320	7,756,367
Raytheon Technologies Corp. (Aerospace & Defense)	0.3%	80,623	7,959,103
Salesforce, Inc.* (Software)	0.3%	54,333	8,706,863
Tesla, Inc.* (Automobiles)	1.1%	145,434	28,316,000
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	0.4%	49,892	9,003,510
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	0.5%	21,393	11,984,786
UnitedHealth Group, Inc. (Health Care Providers & Services)	1.1%	51,082	27,980,676
Verizon Communications, Inc. (Diversified Telecommunication Services)	0.4%	229,320	8,938,894
Visa, Inc., Class A (IT Services)	0.8%	89,278	19,373,326
Walmart, Inc. (Food & Staples Retailing)	0.4%	77,832	11,863,153
Walt Disney Co. (The)* (Entertainment)	0.4%	99,546	9,742,567
Wells Fargo & Co. (Banks)	0.4%	207,115	9,931,164
Other Common Stocks (b)	35.3%	10,172,886	900,123,779
Total Common Stocks (Cost $2,133,941,437)			1,872,346,712

See accompanying notes to the financial statements.

120 :: UPRO ULTRAPRO S&P500® :: NOVEMBER 30, 2022 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

	Principal Amount	Value
Short-Term Investments — 40.0%
Repurchase Agreements (c) — 3.0%
Repurchase Agreements with various counterparties, rates 3.40% - 3.80%, dated 11/30/2022, due 12/1/2022, total to be received $77,594,088 (Cost $77,585,980)	$77,585,980	$77,585,980
U.S. Treasury Obligations — 37.0%
U.S. Treasury Bills
2.59%, 12/1/2022 (d)	250,000,000	250,000,000
3.33%, 1/19/2023 (d)	100,000,000	99,468,826
3.24%, 2/23/2023 (d)	100,000,000	99,038,521
3.68%, 3/16/2023 (d)	100,000,000	98,758,776
4.40%, 3/21/2023 (d)	50,000,000	49,338,281
3.84%, 3/23/2023 (d)	150,000,000	148,031,833
4.25%, 3/30/2023 (d)	50,000,000	49,314,511
4.15%, 4/6/2023 (d)	75,000,000	73,910,494
4.53%, 5/18/2023 (d)	75,000,000	73,434,450
Total U.S. Treasury Obligations (Cost $942,013,642)		941,295,692
Total Short-Term Investments (Cost $1,019,599,622)		1,018,881,672
Total Investments — 113.4% (Cost $3,153,541,059)		2,891,228,384
Liabilities in excess of other assets — (13.4%)		(342,756,978)
Net Assets — 100.0%		$2,548,471,406

*  Non-income producing security.

(a)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $1,422,819,652.

(b)  The security or a portion of this security is on loan at November 30, 2022. The total value of securities on loan at November 30, 2022 was $43,438, collateralized in the form of U.S. Government Treasury Securities, interest rates ranging from 0.13% - 4.38%, and maturity dates ranging from December 15, 2022 - February 15, 2049. The total value of collateral is $42,772.

(c)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(d)  The rate shown was the current yield as of November 30, 2022.

As of November 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$83,213,421
Aggregate gross unrealized depreciation	(1,112,436,715)
Net unrealized depreciation	$(1,029,223,294)
Federal income tax cost	$3,180,425,972

Futures Contracts Purchased

UltraPro S&P500® had the following open long futures contracts as of November 30, 2022:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
S&P 500 E-Mini Index	585	12/16/2022	USD	$119,376,563	$10,365,153

Swap Agreementsa

UltraPro S&P500® had the following open non-exchange traded total return swap agreements as of November 30, 2022:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
635,277,207	5/8/2023	Bank of America NA	4.18%	S&P 500®	(128,773,476)	55,633,354	73,140,122	—
898,297,418	5/8/2023	BNP Paribas SA	4.43%	S&P 500®	(136,360,295)	72,522,925	63,837,370	—

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2022 (UNAUDITED) :: ULTRAPRO S&P500® UPRO :: 121

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
326,139,513	4/10/2023	Citibank NA	4.49%	S&P 500®	(68,163,094)	6,483,960	61,679,134	—
578,563,678	4/8/2024	Goldman Sachs International	4.43%	S&P 500®	(17,867,208)	—	17,867,208	—
840,408,818	5/8/2023	J.P. Morgan Securities	4.23%	S&P 500®	(173,119,552)	173,057,208	62,344	—
610,425,257	4/10/2023	Morgan Stanley & Co. International plc	4.38%	S&P 500®	(93,937,050)	46,503,219	47,433,831	—
833,411,429	4/8/2024	Societe Generale	4.33%	S&P 500®	16,845,788	—	—	16,845,788
931,268,787	3/7/2023	UBS AG	4.33%	S&P 500®	(149,015,972)	127,019,147	21,996,825	—
5,653,792,107					(750,390,859)
				Total Unrealized Appreciation	16,845,788
				Total Unrealized Depreciation	(767,236,647)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

UltraPro S&P500® invested, as a percentage of net assets, in the following industries, as of November 30, 2022:

Aerospace & Defense	1.3%
Air Freight & Logistics	0.5%
Airlines	0.2%
Auto Components	0.1%
Automobiles	1.3%
Banks	2.9%
Beverages	1.4%
Biotechnology	1.8%
Building Products	0.3%
Capital Markets	2.3%
Chemicals	1.4%
Commercial Services & Supplies	0.4%
Communications Equipment	0.6%
Construction & Engineering	0.0%*
Construction Materials	0.1%
Consumer Finance	0.4%
Containers & Packaging	0.2%
Distributors	0.1%

See accompanying notes to the financial statements.

122 :: UPRO ULTRAPRO S&P500® :: NOVEMBER 30, 2022 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Diversified Financial Services	1.2%
Diversified Telecommunication Services	0.7%
Electric Utilities	1.4%
Electrical Equipment	0.4%
Electronic Equipment, Instruments & Components	0.5%
Energy Equipment & Services	0.3%
Entertainment	1.0%
Equity Real Estate Investment Trusts (REITs)	1.9%
Food & Staples Retailing	1.2%
Food Products	0.8%
Gas Utilities	0.0%*
Health Care Equipment & Supplies	2.0%
Health Care Providers & Services	2.6%
Hotels, Restaurants & Leisure	1.5%
Household Durables	0.2%
Household Products	1.1%
Independent Power and Renewable Electricity Producers	0.0%*
Industrial Conglomerates	0.7%
Insurance	1.7%
Interactive Media & Services	3.1%
Internet & Direct Marketing Retail	1.9%
IT Services	3.3%
Leisure Products	0.0%*
Life Sciences Tools & Services	1.4%
Machinery	1.3%
Media	0.6%
Metals & Mining	0.3%
Multiline Retail	0.4%
Multi-Utilities	0.6%
Oil, Gas & Consumable Fuels	3.5%
Personal Products	0.1%
Pharmaceuticals	3.4%
Professional Services	0.3%
Real Estate Management & Development	0.0%*
Road & Rail	0.7%
Semiconductors & Semiconductor Equipment	3.9%
Software	6.1%
Specialty Retail	1.7%
Technology Hardware, Storage & Peripherals	5.0%
Textiles, Apparel & Luxury Goods	0.3%
Tobacco	0.5%
Trading Companies & Distributors	0.2%
Water Utilities	0.1%
Wireless Telecommunication Services	0.2%
Other[a]	26.6%
100.0%

*  Amount represents less than 0.05%.

a  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2022 (UNAUDITED) :: ULTRAPRO S&P500® UPRO :: 123

Investments	Principal Amount	Value
Short-Term Investments — 87.5%
Repurchase Agreements (a) — 17.4%
Repurchase Agreements with various counterparties, rates 3.40% - 3.80%, dated 11/30/2022, due 12/1/2022, total to be received $71,331,926 (Cost $71,324,471)	$71,324,471	$71,324,471
U.S. Treasury Obligations (b) — 70.1%
U.S. Treasury Bills
3.06%, 12/15/2022 (c)	100,000,000	99,878,278
0.69%, 12/29/2022 (c)	40,000,000	39,881,968
3.84%, 3/23/2023 (c)	75,000,000	74,015,917
4.15%, 4/6/2023 (c)	75,000,000	73,910,494
Total U.S. Treasury Obligations (Cost $287,909,030)		287,686,657
Total Short-Term Investments (Cost $359,233,501)		359,011,128
Total Investments — 87.5% (Cost $359,233,501)		359,011,128
Other assets less liabilities — 12.5%		51,201,301
Net Assets — 100.0%		$410,212,429

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $2,607,351.

(c)  The rate shown was the current yield as of November 30, 2022.

As of November 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$36,687,542
Aggregate gross unrealized depreciation	(50,926,502)
Net unrealized depreciation	$(14,238,960)
Federal income tax cost	$359,233,501

Futures Contracts Sold

UltraPro Short 20+ Year Treasury had the following open short futures contracts as of November 30, 2022:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
U.S. Treasury Long Bond	1	3/22/2023	USD	$127,688	$(1,150)

Swap Agreementsa

UltraPro Short 20+ Year Treasury had the following open non-exchange traded total return swap agreements as of November 30, 2022:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
(144,488,208)	12/7/2023	Bank of America NA	(3.53)%	ICE U.S. Treasury 20+ Year Bond Index	(3,154,523)	—	3,154,523	—
(177,605,823)	12/7/2023	Citibank NA	(3.38)%	ICE U.S. Treasury 20+ Year Bond Index	(4,577,782)	—	4,577,782	—
(137,436,428)	1/9/2024	Goldman Sachs International	(3.41)%	ICE U.S. Treasury 20+ Year Bond Index	(3,451,819)	2,607,351	—	(844,468)
(237,170,119)	1/9/2024	Morgan Stanley & Co. International plc	(3.66)%	ICE U.S. Treasury 20+ Year Bond Index	(5,167,533)	—	5,167,533	—

See accompanying notes to the financial statements.

124 :: TTT ULTRAPRO SHORT 20+ YEAR TREASURY :: NOVEMBER 30, 2022 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
(198,710,853)	1/16/2024	Societe Generale	(3.55)%	ICE U.S. Treasury 20+ Year Bond Index	36,687,542	(36,519,715)	(167,827)	—
(339,610,011)	12/5/2022	UBS AG	(3.33)%	ICE U.S. Treasury 20+ Year Bond Index	(34,351,322)	—	34,351,322	—
(1,235,021,442)					(14,015,437)
				Total Unrealized Appreciation	36,687,542
				Total Unrealized Depreciation	(50,702,979)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar
See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2022 (UNAUDITED) :: ULTRAPRO SHORT 20+ YEAR TREASURY TTT :: 125

Investments	Principal Amount	Value
Short-Term Investments — 100.8%
Repurchase Agreements (a) — 46.4%
Repurchase Agreements with various counterparties, rates 3.40% - 3.80%, dated 11/30/2022, due 12/1/2022, total to be received $378,634,762 (Cost $378,595,193)	$378,595,193	$378,595,193
U.S. Treasury Obligations (b) — 54.4%
U.S. Treasury Bills
3.62%, 1/17/2023 (c)	50,000,000	49,738,309
4.25%, 3/16/2023 (c)	100,000,000	98,758,776
4.40%, 3/21/2023 (c)	50,000,000	49,338,281
3.84%, 3/23/2023 (c)	50,000,000	49,343,944
4.25%, 3/30/2023 (c)	50,000,000	49,314,511
4.15%, 4/6/2023 (c)	50,000,000	49,273,663
4.44%, 5/18/2023 (c)	100,000,000	97,912,600
Total U.S. Treasury Obligations (Cost $443,862,994)		443,680,084
Total Short-Term Investments (Cost $822,458,187)		822,275,277
Total Investments — 100.8% (Cost $822,458,187)		822,275,277
Liabilities in excess of other assets — (0.8%)		(6,827,294)
Net Assets — 100.0%		$815,447,983

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $196,499,528.

(c)  The rate shown was the current yield as of November 30, 2022.

As of November 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$24,956,576
Aggregate gross unrealized depreciation	(129,343,225)
Net unrealized depreciation	$(104,386,649)
Federal income tax cost	$822,458,187

Futures Contracts Sold

UltraPro Short Dow30SM had the following open short futures contracts as of November 30, 2022:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
DJIA CBOT E-Mini Index	34	12/16/2022	USD	$5,881,830	$(145,298)

Swap Agreementsa

UltraPro Short Dow30SM had the following open non-exchange traded total return swap agreements as of November 30, 2022:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
(325,143,838)	5/8/2023	Bank of America NA	(4.03)%	Dow Jones Industrial AverageSM	973,928	(973,928)	—	—
(238,219,746)	11/6/2023	Barclays Capital	(4.03)%	Dow Jones Industrial AverageSM	(33,876,427)	—	33,876,427	—
(434,136,203)	5/8/2023	BNP Paribas SA	(4.13)%	Dow Jones Industrial AverageSM	(10,083,812)	10,083,812	—	—

See accompanying notes to the financial statements.

126 :: SDOW ULTRAPRO SHORT DOW30SM :: NOVEMBER 30, 2022 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
(529,673,148)	4/10/2023	Citibank NA	(4.31)%	Dow Jones Industrial AverageSM	(41,133,106)	41,133,106	—	—
(171,738,208)	3/7/2023	Goldman Sachs International	(4.18)%	Dow Jones Industrial AverageSM	(662,899)	—	662,899	—
(188,237,528)	4/10/2023	Morgan Stanley & Co. International plc	(3.63)%	Dow Jones Industrial AverageSM	18,483,843	—	(18,483,843)	—
(414,765,932)	4/10/2023	Societe Generale	(3.93)%	Dow Jones Industrial AverageSM	(43,250,946)	43,250,946	—	—
(138,591,835)	3/7/2023	UBS AG	(4.03)%	Dow Jones Industrial AverageSM	5,490,978	(5,468,222)	(22,756)	—
(2,440,506,438)					(104,058,441)
				Total Unrealized Appreciation	24,948,749
				Total Unrealized Depreciation	(129,007,190)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2022 (UNAUDITED) :: ULTRAPRO SHORT DOW30SM SDOW :: 127

Investments	Principal Amount	Value
Short-Term Investments — 74.9%
Repurchase Agreements (a) — 74.9%
Repurchase Agreements with various counterparties, rates 3.40% - 3.80%, dated 11/30/2022, due 12/1/2022, total to be received $6,422,147 (Cost $6,421,476)	$6,421,476	$6,421,476
Total Investments — 74.9% (Cost $6,421,476)		6,421,476
Other assets less liabilities — 25.1%		2,146,626
Net Assets — 100.0%		$8,568,102

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$424,918
Aggregate gross unrealized depreciation	(2,476,361)
Net unrealized depreciation	$(2,051,443)
Federal income tax cost	$6,421,476

Futures Contracts Sold

UltraPro Short MidCap400 had the following open short futures contracts as of November 30, 2022:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
S&P Midcap 400 E-Mini Index	1	12/16/2022	USD	$257,980	$(14,202)

Swap Agreementsa

UltraPro Short MidCap400 had the following open non-exchange traded total return swap agreements as of November 30, 2022:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
(9,096,986)	3/6/2024	Bank of America NA	(3.93)%	S&P MidCap 400®	(654,349)	—	654,349	—
(2,446,313)	5/8/2023	BNP Paribas SA	(3.98)%	S&P MidCap 400®	424,918	(312,859)	(112,059)	—
(11,125,698)	4/8/2024	Citibank NA	(4.03)%	S&P MidCap 400®	(1,178,768)	—	1,178,768	—
(2,286,491)	4/10/2023	Morgan Stanley & Co. International plc	(3.63)%	S&P MidCap 400®	(91,790)	—	91,790	—
(494,934)	3/7/2023	Societe Generale	(3.56)%	S&P MidCap 400®	(537,252)	—	480,400	(56,852)
(25,450,422)					(2,037,241)
				Total Unrealized Appreciation	424,918
				Total Unrealized Depreciation	(2,462,159)

See accompanying notes to the financial statements.

128 :: SMDD ULTRAPRO SHORT MIDCAP400 :: NOVEMBER 30, 2022 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2022 (UNAUDITED) :: ULTRAPRO SHORT MIDCAP400 SMDD :: 129

Investments	Principal Amount	Value
Short-Term Investments — 93.2%
Repurchase Agreements (a) — 9.0%
Repurchase Agreements with various counterparties, rates 3.40% - 3.80%, dated 11/30/2022, due 12/1/2022, total to be received $318,256,126 (Cost $318,222,866)	$318,222,866	$318,222,866
U.S. Treasury Obligations (b) — 84.2%
U.S. Treasury Bills
2.59%, 12/1/2022 (c)	400,000,000	400,000,000
3.06%, 12/15/2022 (c)	100,000,000	99,878,278
3.13%, 12/27/2022 (c)	400,000,000	398,877,668
2.56%, 12/29/2022 (c)	345,000,000	343,981,977
3.13%, 1/12/2023 (c)	400,000,000	398,182,332
3.15%, 1/26/2023 (c)	450,000,000	447,165,000
4.25%, 3/16/2023 (c)	300,000,000	296,276,328
4.40%, 3/21/2023 (c)	50,000,000	49,338,281
4.23%, 3/30/2023 (c)	250,000,000	246,572,553
4.53%, 5/18/2023 (c)	300,000,000	293,737,800
Total U.S. Treasury Obligations (Cost $2,975,709,155)		2,974,010,217
Total Short-Term Investments (Cost $3,293,932,021)		3,292,233,083
Total Investments — 93.2% (Cost $3,293,932,021)		3,292,233,083
Other assets less liabilities — 6.8%		239,460,223
Net Assets — 100.0%		$3,531,693,306

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $1,047,297,814.

(c)  The rate shown was the current yield as of November 30, 2022.

As of November 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$434,249,861
Aggregate gross unrealized depreciation	(326,581,539)
Net unrealized appreciation	$107,668,322
Federal income tax cost	$3,293,932,021

Futures Contracts Sold

UltraPro Short QQQ had the following open short futures contracts as of November 30, 2022:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
NASDAQ 100 E-Mini Index	30	12/16/2022	USD	$7,225,350	$53,150

Swap Agreementsa

UltraPro Short QQQ had the following open non-exchange traded total return swap agreements as of November 30, 2022:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
(1,554,151,421)	3/7/2023	Bank of America NA	(4.13)%	NASDAQ-100 Index®	49,692,463	(49,692,463)	—	—
(1,762,054,918)	11/6/2023	Barclays Capital	(4.03)%	NASDAQ-100 Index®	(29,874,823)	26,314,823	3,560,000	—
(1,690,836,963)	3/7/2023	BNP Paribas SA	(4.18)%	NASDAQ-100 Index®	(63,630,566)	63,630,566	—	—

See accompanying notes to the financial statements.

130 :: SQQQ ULTRAPRO SHORT QQQ :: NOVEMBER 30, 2022 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
(1,522,452,213)	11/6/2023	Citibank NA	(4.31)%	NASDAQ-100 Index®	(103,265,638)	103,265,638	—	—
(746,068,231)	11/6/2023	Goldman Sachs International	(4.18)%	NASDAQ-100 Index®	(38,987,060)	38,987,060	—	—
(570,633,866)	5/8/2023	J.P. Morgan Securities	(3.98)%	NASDAQ-100 Index®	333,112,823	(154,190,823)	(178,922,000)	—
(404,955,880)	3/6/2024	Morgan Stanley & Co. International plc	(3.63)%	NASDAQ-100 Index®	(51,335,652)	35,091,859	656,000	(15,587,793)
(1,177,863,175)	11/6/2023	Societe Generale	(4.38)%	NASDAQ-100 Index®	(37,768,227)	37,768,227	—	—
(1,159,850,614)	11/6/2023	UBS AG	(3.98)%	NASDAQ-100 Index®	51,370,790	(51,192,562)	(178,228)	—
(10,588,867,281)					109,314,110
				Total Unrealized Appreciation	434,176,076
				Total Unrealized Depreciation	(324,861,966)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2022 (UNAUDITED) :: ULTRAPRO SHORT QQQ SQQQ :: 131

Investments	Principal Amount	Value
Short-Term Investments — 90.1%
Repurchase Agreements (a) — 41.5%
Repurchase Agreements with various counterparties, rates 3.40% - 3.80%, dated 11/30/2022, due 12/1/2022, total to be received $63,291,516 (Cost $63,284,904)	$63,284,904	$63,284,904
U.S. Treasury Obligations (b) — 48.6%
U.S. Treasury Bills
3.33%, 1/19/2023 (c)	25,000,000	24,867,207
3.84%, 3/23/2023 (c)	50,000,000	49,343,944
Total U.S. Treasury Obligations (Cost $74,301,434)		74,211,151
Total Short-Term Investments (Cost $137,586,338)		137,496,055
Total Investments — 90.1% (Cost $137,586,338)		137,496,055
Other assets less liabilities — 9.9%		15,086,834
Net Assets — 100.0%		$152,582,889

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $41,990,367.

(c)  The rate shown was the current yield as of November 30, 2022.

As of November 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$27,985,959
Aggregate gross unrealized depreciation	(45,864,570)
Net unrealized depreciation	$(17,878,611)
Federal income tax cost	$137,586,338

Futures Contracts Sold

UltraPro Short Russell2000 had the following open short futures contracts as of November 30, 2022:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
Russell 2000 E-Mini Index	9	12/16/2022	USD	$849,375	$(7,522)

Swap Agreementsa

UltraPro Short Russell2000 had the following open non-exchange traded total return swap agreements as of November 30, 2022:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
(29,840,036)	3/7/2023	Bank of America NA	(3.18)%	Russell 2000® Index	16,207,068	(16,207,068)	—	—
(60,034,749)	11/6/2023	Barclays Capital	(3.93)%	Russell 2000® Index	(6,845,066)	—	6,845,066	—
(29,843,809)	3/7/2023	BNP Paribas SA	(3.68)%	Russell 2000® Index	9,255,361	(9,233,216)	(22,145)	—
(76,157,461)	11/6/2023	Citibank NA	(3.64)%	Russell 2000® Index	2,523,530	—	(2,523,530)	—
(106,457,823)	11/6/2023	Goldman Sachs International	(3.83)%	Russell 2000® Index	(3,615,799)	—	3,615,799	—
(36,752,465)	3/6/2024	Morgan Stanley & Co. International plc	(3.53)%	Russell 2000® Index	(1,684,757)	1,684,757	—	—
(78,393,059)	3/6/2024	Societe Generale	(3.48)%	Russell 2000® Index	(6,618,860)	—	6,618,860	—

See accompanying notes to the financial statements.

132 :: SRTY ULTRAPRO SHORT RUSSELL2000 :: NOVEMBER 30, 2022 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
(39,482,448)	11/6/2023	UBS AG	(3.33)%	Russell 2000® Index	(27,002,283)	27,002,283	—	—
(456,961,850)					(17,780,806)
				Total Unrealized Appreciation	27,985,959
				Total Unrealized Depreciation	(45,766,765)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2022 (UNAUDITED) :: ULTRAPRO SHORT RUSSELL2000 SRTY :: 133

Investments	Principal Amount	Value
Short-Term Investments — 112.6%
Repurchase Agreements (a) — 14.6%
Repurchase Agreements with various counterparties, rates 3.40% - 3.80%, dated 11/30/2022, due 12/1/2022, total to be received $150,869,359 (Cost $150,853,593)	$150,853,593	$150,853,593
U.S. Treasury Obligations (b) — 98.0%
U.S. Treasury Bills
2.56%, 12/1/2022 (c)	150,000,000	150,000,000
3.06%, 12/15/2022 (c)	25,000,000	24,969,569
3.12%, 12/27/2022 (c)	150,000,000	149,579,125
3.62%, 1/17/2023 (c)	50,000,000	49,738,310
3.02%, 1/26/2023 (c)	75,000,000	74,527,500
4.09%, 2/14/2023 (c)	50,000,000	49,570,573
3.23%, 2/16/2023 (c)	50,000,000	49,559,264
2.68%, 2/23/2023 (c)	50,000,000	49,519,260
4.25%, 3/16/2023 (c)	50,000,000	49,379,388
4.40%, 3/21/2023 (c)	50,000,000	49,338,281
3.84%, 3/23/2023 (c)	175,000,000	172,703,806
4.15%, 4/6/2023 (c)	50,000,000	49,273,663
4.44%, 5/18/2023 (c)	100,000,000	97,912,600
Total U.S. Treasury Obligations (Cost $1,016,919,367)		1,016,071,339
Total Short-Term Investments (Cost $1,167,772,960)		1,166,924,932
Total Investments — 112.6% (Cost $1,167,772,960)		1,166,924,932
Liabilities in excess of other assets — (12.6%)		(130,747,134)
Net Assets — 100.0%		$1,036,177,798

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $355,938,680.

(c)  The rate shown was the current yield as of November 30, 2022.

As of November 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$802
Aggregate gross unrealized depreciation	(212,395,976)
Net unrealized depreciation	$(212,395,174)
Federal income tax cost	$1,167,772,960

Futures Contracts Sold

UltraPro Short S&P500® had the following open short futures contracts as of November 30, 2022:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
S&P 500 E-Mini Index	182	12/16/2022	USD	$37,139,375	$(1,584,135)

See accompanying notes to the financial statements.

134 :: SPXU ULTRAPRO SHORT S&P500® :: NOVEMBER 30, 2022 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreementsa

UltraPro Short S&P500® had the following open non-exchange traded total return swap agreements as of November 30, 2022:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Reference Instrument	Value and Unrealized Depreciation[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
(688,975,535)	5/8/2023	Bank of America NA	(3.88)%	S&P 500®	(14,401,751)	5,722,752	8,678,999	—
(294,718,586)	3/6/2024	BNP Paribas SA	(4.13)%	S&P 500®	(42,909,198)	42,909,198	—	—
(541,757,006)	4/8/2024	Citibank NA	(4.31)%	S&P 500®	(74,029,571)	74,029,571	—	—
(434,331,789)	3/7/2023	Goldman Sachs International	(4.18)%	S&P 500®	(7,842,978)	—	7,842,978	—
(301,246,762)	5/8/2023	J.P. Morgan Securities	(3.98)%	S&P 500®	(15,347,141)	15,347,141	—	—
(273,608,096)	4/10/2023	Morgan Stanley & Co. International plc	(3.63)%	S&P 500®	(4,722,513)	—	4,722,513	—
(434,082,903)	3/7/2023	Societe Generale	(4.03)%	S&P 500®	(37,930,390)	37,930,390	—	—
(102,971,727)	3/7/2023	UBS AG	(3.98)%	S&P 500®	(12,779,469)	10,675,467	2,104,002	—
(3,071,692,404)					(209,963,011)
				Total Unrealized Depreciation	(209,963,011)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2022 (UNAUDITED) :: ULTRAPRO SHORT S&P500® SPXU :: 135

Investments	Principal Amount	Value
Short-Term Investments — 86.9%
Repurchase Agreements (a) — 44.8%
Repurchase Agreements with various counterparties, rates 3.40% - 3.80%, dated 11/30/2022, due 12/1/2022, total to be received $26,552,145 (Cost $26,549,369)	$26,549,369	$26,549,369
U.S. Treasury Obligations (b) — 42.1%
U.S. Treasury Bills
0.69%, 12/29/2022 (c) (Cost $24,986,661)	25,000,000	24,926,230
Total Short-Term Investments (Cost $51,536,030)		51,475,599
Total Investments — 86.9% (Cost $51,536,030)		51,475,599
Other assets less liabilities — 13.1%		7,761,134
Net Assets — 100.0%		$59,236,733

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $2,489,586.

(c)  The rate shown was the current yield as of November 30, 2022.

As of November 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,655,680
Aggregate gross unrealized depreciation	(1,263,586)
Net unrealized appreciation	$5,392,094
Federal income tax cost	$51,536,030

Futures Contracts Sold

UltraShort 7-10 Year Treasury had the following open short futures contracts as of November 30, 2022:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
U.S. Treasury 10 Year Note	15	3/22/2023	USD	$1,706,953	$(13,386)

Swap Agreementsa

UltraShort 7-10 Year Treasury had the following open non-exchange traded total return swap agreements as of November 30, 2022:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
(10,281,642)	11/6/2023	Bank of America NA	(3.34)%	ICE U.S. Treasury 7-10 Year Bond Index	(430,724)	430,724	—	—
(8,622,802)	2/17/2023	Citibank NA	(3.36)%	ICE U.S. Treasury 7-10 Year Bond Index	(759,045)	—	759,045	—
(12,549,583)	1/16/2024	Goldman Sachs International	(3.61)%	ICE U.S. Treasury 7-10 Year Bond Index	738,107	(736,706)	(1,401)	—
(86,217,503)	1/16/2024	Societe Generale	(3.55)%	ICE U.S. Treasury 7-10 Year Bond Index	5,917,573	(5,917,378)	(195)	—
(117,671,530)					5,465,911
				Total Unrealized Appreciation	6,655,680
				Total Unrealized Depreciation	(1,189,769)

See accompanying notes to the financial statements.

136 :: PST ULTRASHORT 7-10 YEAR TREASURY :: NOVEMBER 30, 2022 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2022 (UNAUDITED) :: ULTRASHORT 7-10 YEAR TREASURY PST :: 137

Investments	Principal Amount	Value
Short-Term Investments — 119.1%
Repurchase Agreements (a) — 25.4%
Repurchase Agreements with various counterparties, rates 3.40% - 3.80%, dated 11/30/2022, due 12/1/2022, total to be received $221,514,679 (Cost $221,491,528)	$221,491,528	$221,491,528
U.S. Treasury Obligations (b) — 93.7%
U.S. Treasury Bills
2.64%, 12/1/2022 (c)	100,000,000	100,000,000
3.06%, 12/15/2022 (c)	125,000,000	124,847,848
3.16%, 12/27/2022 (c)	100,000,000	99,719,417
0.69%, 12/29/2022 (c)	25,000,000	24,926,230
3.33%, 1/19/2023 (c)	25,000,000	24,867,207
2.84%, 1/26/2023 (c)	50,000,000	49,685,000
3.68%, 3/16/2023 (c)	100,000,000	98,758,776
3.84%, 3/23/2023 (c)	125,000,000	123,359,861
4.25%, 3/30/2023 (c)	25,000,000	24,657,255
4.15%, 4/6/2023 (c)	75,000,000	73,910,494
4.34%, 5/18/2023 (c)	75,000,000	73,434,450
Total U.S. Treasury Obligations (Cost $818,854,489)		818,166,538
Total Short-Term Investments (Cost $1,040,346,017)		1,039,658,066
Total Investments — 119.1% (Cost $1,040,346,017)		1,039,658,066
Liabilities in excess of other assets — (19.1%)		(167,040,152)
Net Assets — 100.0%		$872,617,914

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $209,036,614.

(c)  The rate shown was the current yield as of November 30, 2022.

As of November 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,513
Aggregate gross unrealized depreciation	(174,540,168)
Net unrealized depreciation	$(174,536,655)
Federal income tax cost	$1,040,346,017

Futures Contracts Sold

UltraShort 20+ Year Treasury had the following open short futures contracts as of November 30, 2022:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
U.S. Treasury Long Bond	1	3/22/2023	USD	$127,688	$(1,150)

See accompanying notes to the financial statements.

138 :: TBT ULTRASHORT 20+ YEAR TREASURY :: NOVEMBER 30, 2022 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreementsa

UltraShort 20+ Year Treasury had the following open non-exchange traded total return swap agreements as of November 30, 2022:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Reference Instrument	Value and Unrealized Depreciation[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
(471,213,997)	3/20/2023	Bank of America NA	(3.53)%	ICE U.S. Treasury 20+ Year Bond Index	(49,822,045)	49,822,045	—	—
(428,523,663)	3/20/2023	Citibank NA	(3.38)%	ICE U.S. Treasury 20+ Year Bond Index	(43,457,592)	43,457,592	—	—
(507,624,362)	12/6/2023	Goldman Sachs International	(3.41)%	ICE U.S. Treasury 20+ Year Bond Index	(50,577,128)	47,650,431	—	(2,926,697)
(160,775,820)	12/7/2023	Morgan Stanley & Co. International plc	(3.66)%	ICE U.S. Treasury 20+ Year Bond Index	(3,785,298)	—	—	(3,785,298)
(187,100,844)	11/6/2023	Societe Generale	(3.55)%	ICE U.S. Treasury 20+ Year Bond Index	(26,205,491)	26,205,491	—	—
(1,755,238,686)					(173,847,554)
				Total Unrealized Depreciation	(173,847,554)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2022 (UNAUDITED) :: ULTRASHORT 20+ YEAR TREASURY TBT :: 139

Investments	Principal Amount	Value
Short-Term Investments — 107.4%
Repurchase Agreements (a) — 107.4%
Repurchase Agreements with various counterparties, rates 3.40% - 3.80%, dated 11/30/2022, due 12/1/2022, total to be received $2,967,321 (Cost $2,967,012)	$2,967,012	$2,967,012
Total Investments — 107.4% (Cost $2,967,012)		2,967,012
Liabilities in excess of other assets — (7.4%)		(203,620)
Net Assets — 100.0%		$2,763,392

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$102,982
Aggregate gross unrealized depreciation	(1,272,888)
Net unrealized depreciation	$(1,169,906)
Federal income tax cost	$2,967,012

Swap Agreementsa

UltraShort Basic Materials had the following open non-exchange traded total return swap agreements as of November 30, 2022:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
(356,351)	5/8/2023	Bank of America NA	(3.43)%	Dow Jones U.S. Basic MaterialsSM Index	102,982	(102,982)	—	—
(634,339)	3/6/2024	Morgan Stanley & Co. International plc	(3.48)%	Dow Jones U.S. Basic MaterialsSM Index	(48,840)	—	48,840	—
(3,239,483)	3/7/2023	Societe Generale	(3.73)%	Dow Jones U.S. Basic MaterialsSM Index	(478,333)	—	478,333	—
(1,301,746)	3/7/2023	UBS AG	(3.58)%	Dow Jones U.S. Basic MaterialsSM Index	(745,715)	—	745,715	—
(5,531,919)					(1,169,906)
				Total Unrealized Appreciation	102,982
				Total Unrealized Depreciation	(1,272,888)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

140 :: SMN ULTRASHORT BASIC MATERIALS :: NOVEMBER 30, 2022 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 80.1%
Repurchase Agreements (a) — 80.1%
Repurchase Agreements with various counterparties, rates 3.40% - 3.80%, dated 11/30/2022, due 12/1/2022, total to be received $1,866,498 (Cost $1,866,303)	$1,866,303	$1,866,303
Total Investments — 80.1% (Cost $1,866,303)		1,866,303
Other assets less liabilities — 19.9%		462,904
Net Assets — 100.0%		$2,329,207

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$77,751
Aggregate gross unrealized depreciation	(328,724)
Net unrealized depreciation	$(250,973)
Federal income tax cost	$1,866,303

Swap Agreementsa

UltraShort Consumer Goods had the following open non-exchange traded total return swap agreements as of November 30, 2022:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
(862,221)	5/8/2023	Bank of America NA	(3.68)%	Dow Jones U.S. Consumer GoodsSM Index	44,032	—	—	44,032
(1,086,518)	3/6/2024	Morgan Stanley & Co. International plc	(3.48)%	Dow Jones U.S. Consumer GoodsSM Index	(54,231)	—	54,231	—
(1,919,743)	3/7/2023	Societe Generale	(3.73)%	Dow Jones U.S. Consumer GoodsSM Index	33,719	(33,719)	—	—
(792,289)	3/7/2023	UBS AG	(3.58)%	Dow Jones U.S. Consumer GoodsSM Index	(274,493)	—	274,493	—
(4,660,771)					(250,973)
				Total Unrealized Appreciation	77,751
				Total Unrealized Depreciation	(328,724)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2022 (UNAUDITED) :: ULTRASHORT CONSUMER GOODS SZK :: 141

Investments	Principal Amount	Value
Short-Term Investments — 71.7%
Repurchase Agreements (a) — 71.7%
Repurchase Agreements with various counterparties, rates 3.40% - 3.80%, dated 11/30/2022, due 12/1/2022, total to be received $2,976,973 (Cost $2,976,661)	$2,976,661	$2,976,661
Total Investments — 71.7% (Cost $2,976,661)		2,976,661
Other assets less liabilities — 28.3%		1,175,407
Net Assets — 100.0%		$4,152,068

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$335,812
Aggregate gross unrealized depreciation	(751,071)
Net unrealized depreciation	$(415,259)
Federal income tax cost	$2,976,661

Swap Agreementsa

UltraShort Consumer Services had the following open non-exchange traded total return swap agreements as of November 30, 2022:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
(1,123,078)	3/6/2024	Bank of America NA	(3.73)%	Dow Jones U.S. Consumer ServicesSM Index	(101,514)	—	101,514	—
(1,218,317)	3/6/2024	BNP Paribas SA	(3.88)%	Dow Jones U.S. Consumer ServicesSM Index	(313,105)	—	313,105	—
(2,226,366)	3/7/2023	Goldman Sachs International	(3.93)%	Dow Jones U.S. Consumer ServicesSM Index	335,812	—	—	335,812
(220,163)	3/6/2024	Morgan Stanley & Co. International plc	(3.48)%	Dow Jones U.S. Consumer ServicesSM Index	(16,617)	—	—	(16,617)
(2,498,478)	3/6/2024	Societe Generale	(3.73)%	Dow Jones U.S. Consumer ServicesSM Index	(119,324)	—	106,000	(13,324)
(1,024,128)	3/6/2024	UBS AG	(3.58)%	Dow Jones U.S. Consumer ServicesSM Index	(200,511)	—	53,000	(147,511)
(8,310,530)					(415,259)
				Total Unrealized Appreciation	335,812
				Total Unrealized Depreciation	(751,071)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

142 :: SCC ULTRASHORT CONSUMER SERVICES :: NOVEMBER 30, 2022 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2022 (UNAUDITED) :: ULTRASHORT CONSUMER SERVICES SCC :: 143

Investments	Principal Amount	Value
Short-Term Investments — 78.7%
Repurchase Agreements (a) — 61.5%
Repurchase Agreements with various counterparties, rates 3.40% - 3.80%, dated 11/30/2022, due 12/1/2022, total to be received $88,063,338 (Cost $88,054,135)	$88,054,135	$88,054,135
U.S. Treasury Obligations (b) — 17.2%
U.S. Treasury Bills
4.25%, 3/30/2023 (c) (Cost $24,653,743)	25,000,000	24,657,255
Total Short-Term Investments (Cost $112,707,878)		112,711,390
Total Investments — 78.7% (Cost $112,707,878)		112,711,390
Other assets less liabilities — 21.3%		30,572,335
Net Assets — 100.0%		$143,283,725

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $1,273,172.

(c)  The rate shown was the current yield as of November 30, 2022.

As of November 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,017,530
Aggregate gross unrealized depreciation	(13,027,211)
Net unrealized depreciation	$(8,009,681)
Federal income tax cost	$112,707,878

Futures Contracts Sold

UltraShort Dow30SM had the following open short futures contracts as of November 30, 2022:

	Number of Contracts	Expiration Date	Trading Currency		Notional Amount	Value and Unrealized Depreciation
DJIA CBOT E-Mini Index	15	12/16/2022	USD	$	2,594,925	$(115,576)

Swap Agreementsa

UltraShort Dow30SM had the following open non-exchange traded total return swap agreements as of November 30, 2022:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
(31,615,050)	3/6/2024	Bank of America NA	(4.03)%	Dow Jones Industrial AverageSM	(1,638,316)	—	1,638,316	—
(43,652,290)	11/6/2023	Barclays Capital	(4.03)%	Dow Jones Industrial AverageSM	(6,617,737)	—	6,617,737	—
(31,199,972)	5/8/2023	BNP Paribas SA	(4.13)%	Dow Jones Industrial AverageSM	4,628,987	(4,628,987)	—	—
(45,693,086)	4/10/2023	Citibank NA	(4.31)%	Dow Jones Industrial AverageSM	(2,947,645)	—	2,947,645	—
(55,875,035)	3/7/2023	Goldman Sachs International	(4.18)%	Dow Jones Industrial AverageSM	(955,171)	—	955,171	—
(53,164,476)	3/7/2023	Societe Generale	(3.93)%	Dow Jones Industrial AverageSM	385,031	(385,031)	—	—

See accompanying notes to the financial statements.

144 :: DXD ULTRASHORT DOW30SM :: NOVEMBER 30, 2022 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
(22,773,628)	3/7/2023	UBS AG	(4.03)%	Dow Jones Industrial AverageSM	(752,766)	—	752,766	—
(283,973,537)					(7,897,617)
				Total Unrealized Appreciation	5,014,018
				Total Unrealized Depreciation	(12,911,635)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2022 (UNAUDITED) :: ULTRASHORT DOW30SM DXD :: 145

Investments	Principal Amount	Value
Short-Term Investments — 64.7%
Repurchase Agreements (a) — 64.7%
Repurchase Agreements with various counterparties, rates 3.40% - 3.80%, dated 11/30/2022, due 12/1/2022, total to be received $10,423,545 (Cost $10,422,454)	$10,422,454	$10,422,454
Total Investments — 64.7% (Cost $10,422,454)		10,422,454
Other assets less liabilities — 35.3%		5,686,909
Net Assets — 100.0%		$16,109,363

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,340,205
Aggregate gross unrealized depreciation	(3,300,750)
Net unrealized depreciation	$(1,960,545)
Federal income tax cost	$10,422,454

Swap Agreementsa

UltraShort Financials had the following open non-exchange traded total return swap agreements as of November 30, 2022:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
(3,140,108)	5/8/2023	Bank of America NA	(3.73)%	Dow Jones U.S. FinancialsSM Index[f]	499,386	(499,386)	—	—
(4,341,660)	5/8/2023	BNP Paribas SA	(4.03)%	Dow Jones U.S. FinancialsSM Index[f]	508,639	(508,639)	—	—
(4,832,231)	4/10/2023	Citibank NA	(3.98)%	Dow Jones U.S. FinancialsSM Index[f]	332,181	—	(332,181)	—
(4,679,932)	3/7/2023	Goldman Sachs International	(3.93)%	Dow Jones U.S. FinancialsSM Index[f]	(1,084,862)	—	1,084,862	—
(2,921,992)	3/6/2024	Morgan Stanley & Co. International plc	(3.48)%	Dow Jones U.S. FinancialsSM Index[f]	(167,205)	—	152,001	(15,204)
(6,482,260)	3/7/2023	Societe Generale	(3.93)%	Dow Jones U.S. FinancialsSM Index[f]	(1,054,767)	—	1,054,767	—
(5,876,892)	3/6/2024	UBS AG	(3.93)%	Dow Jones U.S. FinancialsSM Index[f]	(993,917)	—	993,917	—
(32,275,075)					(1,960,545)
				Total Unrealized Appreciation	1,340,206
				Total Unrealized Depreciation	(3,300,751)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

See accompanying notes to the financial statements.

146 :: SKF ULTRASHORT FINANCIALS :: NOVEMBER 30, 2022 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

f  See the Common Stocks section of the Summary Schedule of Portfolio Investments of ProShares Ultra Financials for the components of the underlying reference instrument and their relative weightings.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2022 (UNAUDITED) :: ULTRASHORT FINANCIALS SKF :: 147

Investments	Principal Amount	Value
Short-Term Investments — 61.0%
Repurchase Agreements (a) — 61.0%
Repurchase Agreements with various counterparties, rates 3.40% - 3.80%, dated 11/30/2022, due 12/1/2022, total to be received $12,898,657 (Cost $12,897,309)	$12,897,309	$12,897,309
Total Investments — 61.0% (Cost $12,897,309)		12,897,309
Other assets less liabilities — 39.0%		8,237,972
Net Assets — 100.0%		$21,135,281

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,245,896
Aggregate gross unrealized depreciation	(11,312,032)
Net unrealized depreciation	$(7,066,136)
Federal income tax cost	$12,897,309

Swap Agreementsa,f

UltraShort FTSE China 50 had the following open non-exchange traded total return swap agreements as of November 30, 2022:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
(5,311,575)	3/7/2023	Bank of America NA	(2.33)%	iShares® China Large-Cap ETF	3,098,029	(3,098,029)	—	—
(1,030,299)	4/10/2023	Citibank NA	(1.08)%	iShares® China Large-Cap ETF	313,625	—	(313,625)	—
(14,478,345)	12/14/2023	Goldman Sachs International	(3.33)%	iShares® China Large-Cap ETF	(6,394,876)	—	6,394,876	—
(1,241,534)	4/10/2023	Morgan Stanley & Co. International plc	(3.28)%	iShares® China Large-Cap ETF	484,358	—	(484,358)	—
(4,290,905)	4/10/2023	Societe Generale	(2.18)%	iShares® China Large-Cap ETF	349,884	(349,884)	—	—
(15,948,567)	4/10/2023	UBS AG	(2.08)%	iShares® China Large-Cap ETF	(4,917,156)	—	4,917,156	—
(42,301,225)					(7,066,136)
				Total Unrealized Appreciation	4,245,896
				Total Unrealized Depreciation	(11,312,032)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

f  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

148 :: FXP ULTRASHORT FTSE CHINA 50 :: NOVEMBER 30, 2022 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 67.3%
Repurchase Agreements (a) — 67.3%
Repurchase Agreements with various counterparties, rates 3.40% - 3.80%, dated 11/30/2022, due 12/1/2022, total to be received $86,636,761 (Cost $86,627,710)	$86,627,710	$86,627,710
Total Investments — 67.3% (Cost $86,627,710)		86,627,710
Other assets less liabilities — 32.7%		42,085,369
Net Assets — 100.0%		$128,713,079

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,892,195
Aggregate gross unrealized depreciation	(71,889,816)
Net unrealized depreciation	$(67,997,621)
Federal income tax cost	$86,627,710

Swap Agreementsa,f

UltraShort FTSE Europe had the following open non-exchange traded total return swap agreements as of November 30, 2022:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
(12,437,280)	4/10/2023	Citibank NA	(3.03)%	Vanguard® FTSE Europe ETF Shares	3,827,257	—	(3,827,257)	—
(165,563,229)	12/14/2023	Goldman Sachs International	(0.33)%	Vanguard® FTSE Europe ETF Shares	(49,622,523)	—	49,622,523	—
(329,358)	4/10/2023	Morgan Stanley & Co. International plc	(3.28)%	Vanguard® FTSE Europe ETF Shares	64,938	—	(64,938)	—
(27,813,443)	3/7/2023	Societe Generale	(2.88)%	Vanguard® FTSE Europe ETF Shares	(2,897,374)	—	2,897,374	—
(51,736,961)	11/9/2023	UBS AG	(0.33)%	Vanguard® FTSE Europe ETF Shares	(19,369,919)	—	19,369,919	—
(257,880,271)					(67,997,621)
				Total Unrealized Appreciation	3,892,195
				Total Unrealized Depreciation	(71,889,816)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

f  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2022 (UNAUDITED) :: ULTRASHORT FTSE EUROPE EPV :: 149

Investments	Principal Amount	Value
Short-Term Investments — 103.6%
Repurchase Agreements (a) — 103.6%
Repurchase Agreements with various counterparties, rates 3.40% - 3.80%, dated 11/30/2022, due 12/1/2022, total to be received $1,551,293 (Cost $1,551,132)	$1,551,132	$1,551,132
Total Investments — 103.6% (Cost $1,551,132)		1,551,132
Liabilities in excess of other assets — (3.6%)		(53,986)
Net Assets — 100.0%		$1,497,146

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(725,034)
Net unrealized depreciation	$(725,034)
Federal income tax cost	$1,551,132

Swap Agreementsa

UltraShort Health Care had the following open non-exchange traded total return swap agreements as of November 30, 2022:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Reference Instrument	Value and Unrealized Depreciation[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
(1,201,682)	5/8/2023	Bank of America NA	(3.88)%	Dow Jones U.S. Health CareSM Index[f]	(159,195)	—	100,000	(59,195)
(66,269)	3/6/2024	Morgan Stanley & Co. International plc	(3.48)%	Dow Jones U.S. Health CareSM Index[f]	(3,277)	—	—	(3,277)
(1,323,912)	3/7/2023	Societe Generale	(3.83)%	Dow Jones U.S. Health CareSM Index[f]	(264,573)	—	250,000	(14,573)
(402,034)	3/7/2023	UBS AG	(3.58)%	Dow Jones U.S. Health CareSM Index[f]	(297,989)	—	263,000	(34,989)
(2,993,897)					(725,034)
				Total Unrealized Depreciation	(725,034)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

f  See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Health Care for the components of the underlying reference instrument and their relative weightings.

See accompanying notes to the financial statements.

150 :: RXD ULTRASHORT HEALTH CARE :: NOVEMBER 30, 2022 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 63.7%
Repurchase Agreements (a) — 63.7%
Repurchase Agreements with various counterparties, rates 3.40% - 3.80%, dated 11/30/2022, due 12/1/2022, total to be received $1,508,601 (Cost $1,508,445)	$1,508,445	$1,508,445
Total Investments — 63.7% (Cost $1,508,445)		1,508,445
Other assets less liabilities — 36.3%		860,610
Net Assets — 100.0%		$2,369,055

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$498,221
Aggregate gross unrealized depreciation	(620,133)
Net unrealized depreciation	$(121,912)
Federal income tax cost	$1,508,445

Swap Agreementsa

UltraShort Industrials had the following open non-exchange traded total return swap agreements as of November 30, 2022:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
(549,342)	3/6/2024	Bank of America NA	(3.73)%	Dow Jones U.S. IndustrialsSM Index	(61,301)	—	61,301	—
(1,506,542)	3/7/2024	BNP Paribas SA	(3.98)%	Dow Jones U.S. IndustrialsSM Index	(110,109)	—	—	(110,109)
(306,382)	11/6/2023	Goldman Sachs International	(3.68)%	Dow Jones U.S. IndustrialsSM Index	(374,463)	—	374,463	—
(1,222,602)	3/6/2024	Morgan Stanley & Co. International plc	(3.48)%	Dow Jones U.S. IndustrialsSM Index	(74,260)	—	55,000	(19,260)
(358,097)	3/7/2023	Societe Generale	(3.73)%	Dow Jones U.S. IndustrialsSM Index	192,600	(170,118)	(22,482)	—
(795,228)	3/7/2023	UBS AG	(3.58)%	Dow Jones U.S. IndustrialsSM Index	305,621	(305,621)	—	—
(4,738,193)					(121,912)
				Total Unrealized Appreciation	498,221
				Total Unrealized Depreciation	(620,133)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2022 (UNAUDITED) :: ULTRASHORT INDUSTRIALS SIJ :: 151

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

152 :: SIJ ULTRASHORT INDUSTRIALS :: NOVEMBER 30, 2022 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 94.4%
Repurchase Agreements (a) — 94.4%
Repurchase Agreements with various counterparties, rates 3.40% - 3.80%, dated 11/30/2022, due 12/1/2022, total to be received $2,360,602 (Cost $2,360,356)	$2,360,356	$2,360,356
Total Investments — 94.4% (Cost $2,360,356)		2,360,356
Other assets less liabilities — 5.6%		139,718
Net Assets — 100.0%		$2,500,074

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$135,439
Aggregate gross unrealized depreciation	(847,265)
Net unrealized depreciation	$(711,826)
Federal income tax cost	$2,360,356

Futures Contracts Sold

UltraShort MidCap400 had the following open short futures contracts as of November 30, 2022:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
S&P Midcap 400 E-Mini Index	1	12/16/2022	USD	$257,980	$(14,202)

Swap Agreementsa

UltraShort MidCap400 had the following open non-exchange traded total return swap agreements as of November 30, 2022:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
(1,281,157)	5/8/2023	Bank of America NA	(3.93)%	S&P MidCap 400®	(302,016)	—	214,000	(88,016)
(445,956)	5/8/2023	BNP Paribas SA	(3.98)%	S&P MidCap 400®	135,439	—	—	135,439
(1,577,601)	11/6/2023	Citibank NA	(4.03)%	S&P MidCap 400®	(82,920)	—	39,000	(43,920)
(636,712)	3/6/2024	Morgan Stanley & Co. International plc	(3.63)%	S&P MidCap 400®	(36,829)	—	32,000	(4,829)
(801,689)	3/7/2023	Societe Generale	(3.56)%	S&P MidCap 400®	(411,298)	—	394,000	(17,298)
(4,743,115)					(697,624)
				Total Unrealized Appreciation	135,439
				Total Unrealized Depreciation	(833,063)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2022 (UNAUDITED) :: ULTRASHORT MIDCAP400 MZZ :: 153

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

154 :: MZZ ULTRASHORT MIDCAP400 :: NOVEMBER 30, 2022 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 78.6%
Repurchase Agreements (a) — 78.6%
Repurchase Agreements with various counterparties, rates 3.40% - 3.80%, dated 11/30/2022, due 12/1/2022, total to be received $11,640,331 (Cost $11,639,116)	$11,639,116	$11,639,116
Total Investments — 78.6% (Cost $11,639,116)		11,639,116
Other assets less liabilities — 21.4%		3,176,547
Net Assets — 100.0%		$14,815,663

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$25,014
Aggregate gross unrealized depreciation	(8,737,900)
Net unrealized depreciation	$(8,712,886)
Federal income tax cost	$11,639,116

Swap Agreementsa,f

UltraShort MSCI Brazil Capped had the following open non-exchange traded total return swap agreements as of November 30, 2022:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
(3,325,870)	4/10/2024	Bank of America NA	(2.33)%	iShares® MSCI Brazil Capped ETF	25,014	—	—	25,014
(9,819,090)	4/10/2023	Citibank NA	(3.63)%	iShares® MSCI Brazil Capped ETF	(2,679,455)	—	2,679,455	—
(4,952,832)	3/7/2023	Goldman Sachs International	(1.83)%	iShares® MSCI Brazil Capped ETF	(1,083,147)	—	1,083,147	—
(1,673,460)	4/10/2023	Morgan Stanley & Co. International plc	(3.28)%	iShares® MSCI Brazil Capped ETF	(228,096)	—	228,096	—
(3,119,542)	3/7/2023	Societe Generale	(2.78)%	iShares® MSCI Brazil Capped ETF	(1,372,558)	—	1,372,558	—
(6,760,435)	3/7/2023	UBS AG	(3.08)%	iShares® MSCI Brazil Capped ETF	(3,374,644)	—	3,374,644	—
(29,651,229)					(8,712,886)
				Total Unrealized Appreciation	25,014
				Total Unrealized Depreciation	(8,737,900)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

f  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2022 (UNAUDITED) :: ULTRASHORT MSCI BRAZIL CAPPED BZQ :: 155

Investments	Principal Amount	Value
Short-Term Investments — 82.8%
Repurchase Agreements (a) — 82.8%
Repurchase Agreements with various counterparties, rates 3.40% - 3.80%, dated 11/30/2022, due 12/1/2022, total to be received $3,710,827 (Cost $3,710,440)	$3,710,440	$3,710,440
Total Investments — 82.8% (Cost $3,710,440)		3,710,440
Other assets less liabilities — 17.2%		771,373
Net Assets — 100.0%		$4,481,813

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(2,077,752)
Net unrealized depreciation	$(2,077,752)
Federal income tax cost	$3,710,440

Swap Agreementsa,f

UltraShort MSCI EAFE had the following open non-exchange traded total return swap agreements as of November 30, 2022:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Reference Instrument	Value and Unrealized Depreciation[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
(2,313,216)	4/10/2023	Citibank NA	(3.43)%	iShares® MSCI EAFE ETF	(681,126)	—	681,126	—
(2,015,894)	4/10/2023	Goldman Sachs International	(3.88)%	iShares® MSCI EAFE ETF	(374,116)	—	374,116	—
(1,882,612)	3/7/2023	Societe Generale	(3.03)%	iShares® MSCI EAFE ETF	(715,324)	—	703,000	(12,324)
(2,751,509)	4/10/2024	UBS AG	(3.43)%	iShares® MSCI EAFE ETF	(307,186)	—	297,650	(9,536)
(8,963,231)					(2,077,752)
				Total Unrealized Depreciation	(2,077,752)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

f  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

156 :: EFU ULTRASHORT MSCI EAFE :: NOVEMBER 30, 2022 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 68.4%
Repurchase Agreements (a) — 68.4%
Repurchase Agreements with various counterparties, rates 3.40% - 3.80%, dated 11/30/2022, due 12/1/2022, total to be received $8,964,059 (Cost $8,963,123)	$8,963,123	$8,963,123
Total Investments — 68.4% (Cost $8,963,123)		8,963,123
Other assets less liabilities — 31.6%		4,136,486
Net Assets — 100.0%		$13,099,609

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,445,479
Aggregate gross unrealized depreciation	(1,661,861)
Net unrealized depreciation	$(216,382)
Federal income tax cost	$8,963,123

Swap Agreementsa,f

UltraShort MSCI Emerging Markets had the following open non-exchange traded total return swap agreements as of November 30, 2022:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
(6,142,083)	4/10/2023	Citibank NA	(3.28)%	iShares® MSCI Emerging Markets ETF	193,471	—	(193,471)	—
(4,316,725)	4/10/2023	Goldman Sachs International	(3.33)%	iShares® MSCI Emerging Markets ETF	298,516	(292,747)	(5,769)	—
(12,903,801)	3/7/2023	Societe Generale	(2.13)%	iShares® MSCI Emerging Markets ETF	(1,661,861)	—	1,661,861	—
(2,793,291)	3/7/2023	UBS AG	(2.73)%	iShares® MSCI Emerging Markets ETF	953,492	(953,492)	—	—
(26,155,900)					(216,382)
				Total Unrealized Appreciation	1,445,479
				Total Unrealized Depreciation	(1,661,861)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

f  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2022 (UNAUDITED) :: ULTRASHORT MSCI EMERGING MARKETS EEV :: 157

Investments	Principal Amount	Value
Short-Term Investments — 78.1%
Repurchase Agreements (a) — 78.1%
Repurchase Agreements with various counterparties, rates 3.40% - 3.80%, dated 11/30/2022, due 12/1/2022, total to be received $4,266,725 (Cost $4,266,278)	$4,266,278	$4,266,278
Total Investments — 78.1% (Cost $4,266,278)		4,266,278
Other assets less liabilities — 21.9%		1,195,055
Net Assets — 100.0%		$5,461,333

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$239,039
Aggregate gross unrealized depreciation	(1,035,704)
Net unrealized depreciation	$(796,665)
Federal income tax cost	$4,266,278

Swap Agreementsa,f

UltraShort MSCI Japan had the following open non-exchange traded total return swap agreements as of November 30, 2022:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
(4,665,276)	4/10/2024	Bank of America NA	(3.38)%	iShares® MSCI Japan ETF	(444,642)	—	444,642	—
(1,027,396)	4/10/2023	Morgan Stanley & Co. International plc	(3.28)%	iShares® MSCI Japan ETF	239,039	—	(239,039)	—
(1,911,993)	4/10/2023	Societe Generale	(2.68)%	iShares® MSCI Japan ETF	(376,967)	—	328,000	(48,967)
(3,313,448)	4/10/2023	UBS AG	(3.18)%	iShares® MSCI Japan ETF	(214,095)	—	214,095	—
(10,918,113)					(796,665)
				Total Unrealized Appreciation	239,039
				Total Unrealized Depreciation	(1,035,704)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

f  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

158 :: EWV ULTRASHORT MSCI JAPAN :: NOVEMBER 30, 2022 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 39.1%
Repurchase Agreements (a) — 39.1%
Repurchase Agreements with various counterparties, rates 3.40% - 3.80%, dated 11/30/2022, due 12/1/2022, total to be received $2,149,179 (Cost $2,148,955)	$2,148,955	$2,148,955
Total Investments — 39.1% (Cost $2,148,955)		2,148,955
Other assets less liabilities — 60.9%		3,345,575
Net Assets — 100.0%		$5,494,530

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,416,170
Aggregate gross unrealized depreciation	(3,144,654)
Net unrealized depreciation	$(728,484)
Federal income tax cost	$2,148,955

Swap Agreementsa

UltraShort Nasdaq Biotechnology had the following open non-exchange traded total return swap agreements as of November 30, 2022:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
(2,932,254)	5/8/2023	Bank of America NA	(3.58)%	NASDAQ Biotechnology Index®	(1,842,634)	—	1,743,000	(99,634)
(1,211,998)	11/6/2023	BNP Paribas SA	(3.63)%	NASDAQ Biotechnology Index®	(1,263,551)	—	1,220,000	(43,551)
(3,136,426)	4/10/2023	Citibank NA	(2.83)%	NASDAQ Biotechnology Index®	488,905	—	(488,905)	—
(729,805)	3/6/2024	Morgan Stanley & Co. International plc	(3.28)%	NASDAQ Biotechnology Index®	(38,469)	—	38,469	—
(1,785,417)	3/7/2023	Societe Generale	(3.68)%	NASDAQ Biotechnology Index®	741,932	(741,587)	(345)	—
(1,194,622)	11/6/2023	UBS AG	(2.83)%	NASDAQ Biotechnology Index®	1,185,333	(1,185,333)	—	—
(10,990,522)					(728,484)
				Total Unrealized Appreciation	2,416,170
				Total Unrealized Depreciation	(3,144,654)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2022 (UNAUDITED) :: ULTRASHORT NASDAQ BIOTECHNOLOGY BIS :: 159

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

160 :: BIS ULTRASHORT NASDAQ BIOTECHNOLOGY :: NOVEMBER 30, 2022 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 64.6%
Repurchase Agreements (a) — 64.6%
Repurchase Agreements with various counterparties, rates 3.40% - 3.80%, dated 11/30/2022, due 12/1/2022, total to be received $33,364,564 (Cost $33,361,078)	$33,361,078	$33,361,078
Total Investments — 64.6% (Cost $33,361,078)		33,361,078
Other assets less liabilities — 35.4%		18,272,022
Net Assets — 100.0%		$51,633,100

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,880,801
Aggregate gross unrealized depreciation	(18,454,696)
Net unrealized depreciation	$(16,573,895)
Federal income tax cost	$33,361,078

Swap Agreementsa

UltraShort Oil & Gas had the following open non-exchange traded total return swap agreements as of November 30, 2022:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
(7,478,821)	3/6/2024	Bank of America NA	(3.53)%	Dow Jones U.S. Oil & GasSM Index	355,727	(355,727)	—	—
(9,433,349)	11/6/2023	BNP Paribas SA	(3.93)%	Dow Jones U.S. Oil & GasSM Index	1,364,924	(1,357,458)	(7,466)	—
(57,257,423)	3/7/2023	Goldman Sachs International	(3.93)%	Dow Jones U.S. Oil & GasSM Index	(7,621,325)	—	7,621,325	—
(7,241,242)	3/6/2024	Morgan Stanley & Co. International plc	(3.48)%	Dow Jones U.S. Oil & GasSM Index	160,150	—	(160,150)	—
(5,512,148)	3/7/2023	Societe Generale	(3.73)%	Dow Jones U.S. Oil & GasSM Index	(3,287,477)	—	3,287,477	—
(16,389,951)	3/7/2023	UBS AG	(3.68)%	Dow Jones U.S. Oil & GasSM Index	(7,545,894)	—	7,461,000	(84,894)
(103,312,934)					(16,573,895)
				Total Unrealized Appreciation	1,880,801
				Total Unrealized Depreciation	(18,454,696)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2022 (UNAUDITED) :: ULTRASHORT OIL & GAS DUG :: 161

Investments	Principal Amount	Value
Short-Term Investments — 67.7%
Repurchase Agreements (a) — 7.7%
Repurchase Agreements with various counterparties, rates 3.40% - 3.80%, dated 11/30/2022, due 12/1/2022, total to be received $26,754,231 (Cost $26,751,434)	$26,751,434	$26,751,434
U.S. Treasury Obligations (b) — 60.0%
U.S. Treasury Bills
3.03%, 12/27/2022 (c)	35,000,000	34,901,796
3.37%, 1/26/2023 (c)	50,000,000	49,685,000
3.25%, 2/23/2023 (c)	75,000,000	74,278,891
3.84%, 3/23/2023 (c)	50,000,000	49,343,944
Total U.S. Treasury Obligations (Cost $208,518,236)		208,209,631
Total Short-Term Investments (Cost $235,269,670)		234,961,065
Total Investments — 67.7% (Cost $235,269,670)		234,961,065
Other assets less liabilities — 32.3%		111,910,217
Net Assets — 100.0%		$346,871,282

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $49,945,339.

(c)  The rate shown was the current yield as of November 30, 2022.

As of November 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$97,463,713
Aggregate gross unrealized depreciation	(37,725,320)
Net unrealized appreciation	$59,738,393
Federal income tax cost	$235,269,670

Futures Contracts Sold

UltraShort QQQ had the following open short futures contracts as of November 30, 2022:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
NASDAQ 100 E-Mini Index	10	12/16/2022	USD	$2,408,450	$17,717

Swap Agreementsa

UltraShort QQQ had the following open non-exchange traded total return swap agreements as of November 30, 2022:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
(102,351,750)	3/7/2023	Bank of America NA	(4.13)%	NASDAQ-100 Index®	(812,073)	—	812,073	—
(78,544,262)	11/6/2023	Barclays Capital	(4.03)%	NASDAQ-100 Index®	(12,290,747)	—	10,749,000	(1,541,747)
(94,917,173)	3/7/2023	BNP Paribas SA	(4.18)%	NASDAQ-100 Index®	(12,560,644)	12,560,644	—	—
(57,395,416)	4/10/2023	Citibank NA	(4.31)%	NASDAQ-100 Index®	23,474,542	—	(23,474,542)	—
(61,593,907)	3/7/2023	Goldman Sachs International	(4.18)%	NASDAQ-100 Index®	33,434,066	(33,122,209)	(311,857)	—

See accompanying notes to the financial statements.

162 :: QID ULTRASHORT QQQ :: NOVEMBER 30, 2022 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
(45,846,559)	5/8/2023	J.P. Morgan Securities	(3.98)%	NASDAQ-100 Index®	18,940,626	(18,940,626)	—	—
(104,384,831)	3/6/2024	Morgan Stanley & Co. International plc	(3.63)%	NASDAQ-100 Index®	(9,011,095)	7,084,095	1,927,000	—
(83,741,248)	4/8/2024	Societe Generale	(4.38)%	NASDAQ-100 Index®	(2,742,156)	2,742,156	—	—
(62,613,322)	3/7/2023	UBS AG	(3.98)%	NASDAQ-100 Index®	21,596,762	(21,555,649)	(41,113)	—
(691,388,468)					60,029,281
				Total Unrealized Appreciation	97,445,996
				Total Unrealized Depreciation	(37,416,715)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2022 (UNAUDITED) :: ULTRASHORT QQQ QID :: 163

Investments	Principal Amount	Value
Short-Term Investments — 81.4%
Repurchase Agreements (a) — 81.4%
Repurchase Agreements with various counterparties, rates 3.40% - 3.80%, dated 11/30/2022, due 12/1/2022, total to be received $48,051,249 (Cost $48,046,227)	$48,046,227	$48,046,227
Total Investments — 81.4% (Cost $48,046,227)		48,046,227
Other assets less liabilities — 18.6%		10,943,211
Net Assets — 100.0%		$58,989,438

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,935,738
Aggregate gross unrealized depreciation	(11,595,218)
Net unrealized depreciation	$(8,659,480)
Federal income tax cost	$48,046,227

Swap Agreementsa

UltraShort Real Estate had the following open non-exchange traded total return swap agreements as of November 30, 2022:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
(38,578,344)	5/8/2023	Bank of America NA	(4.18)%	Dow Jones U.S. Real EstateSM Index	1,752,371	(1,752,371)	—	—
(33,075,073)	3/6/2024	BNP Paribas SA	(4.03)%	Dow Jones U.S. Real EstateSM Index	(4,126,385)	—	4,126,385	—
(5,889,977)	3/7/2023	Goldman Sachs International	(3.93)%	Dow Jones U.S. Real EstateSM Index	(1,752,524)	—	1,752,524	—
(4,885,098)	4/10/2023	Morgan Stanley & Co. International plc	(3.48)%	Dow Jones U.S. Real EstateSM Index	1,183,367	—	(1,183,367)	—
(31,168,574)	3/6/2024	Societe Generale	(3.88)%	Dow Jones U.S. Real EstateSM Index	(4,431,900)	—	4,431,900	—
(4,542,400)	3/6/2024	UBS AG	(3.58)%	Dow Jones U.S. Real EstateSM Index	(1,284,409)	—	1,024,000	(260,409)
(118,139,466)					(8,659,480)
				Total Unrealized Appreciation	2,935,738
				Total Unrealized Depreciation	(11,595,218)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

164 :: SRS ULTRASHORT REAL ESTATE :: NOVEMBER 30, 2022 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 81.3%
Repurchase Agreements (a) — 17.7%
Repurchase Agreements with various counterparties, rates 3.40% - 3.80%, dated 11/30/2022, due 12/1/2022, total to be received $13,823,046 (Cost $13,821,600)	$13,821,600	$13,821,600
U.S. Treasury Obligations — 63.6%
U.S. Treasury Bills
2.84%, 1/26/2023 (b) (Cost $49,781,872)	50,000,000	49,685,000
Total Short-Term Investments (Cost $63,603,472)		63,506,600
Total Investments — 81.3% (Cost $63,603,472)		63,506,600
Other assets less liabilities — 18.7%		14,599,003
Net Assets — 100.0%		$78,105,603

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  The rate shown was the current yield as of November 30, 2022.

As of November 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$15,461,102
Aggregate gross unrealized depreciation	(21,722,775)
Net unrealized depreciation	$(6,261,673)
Federal income tax cost	$63,603,472

Futures Contracts Sold

UltraShort Russell2000 had the following open short futures contracts as of November 30, 2022:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
Russell 2000 E-Mini Index	9	12/16/2022	USD	$849,375	$(21,745)

Swap Agreementsa

UltraShort Russell2000 had the following open non-exchange traded total return swap agreements as of November 30, 2022:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
(21,216,479)	3/6/2024	Bank of America NA	(3.18)%	Russell 2000® Index	(1,736,151)	—	1,554,000	(182,151)
(5,503,154)	11/6/2023	Barclays Capital	(3.93)%	Russell 2000® Index	(287,151)	—	240,000	(47,151)
(6,487,949)	5/8/2023	BNP Paribas SA	(3.68)%	Russell 2000® Index	4,242,535	(4,229,789)	(12,746)	—
(977,248)	4/10/2023	Citibank NA	(3.64)%	Russell 2000® Index	8,933,826	—	(8,933,826)	—
(3,790,139)	3/7/2023	Goldman Sachs International	(3.83)%	Russell 2000® Index	1,256,936	(1,254,817)	(2,119)	—
(52,750,663)	11/6/2023	Morgan Stanley & Co. International plc	(3.53)%	Russell 2000® Index	(2,629,158)
(21,412,721)	11/6/2023	Morgan Stanley & Co. International plc	(3.53)%	iShares® Russell 2000 ETF	(1,291,805)
(74,163,384)					(3,920,963)	—	1,924,000	(1,996,963)

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2022 (UNAUDITED) :: ULTRASHORT RUSSELL2000 TWM :: 165

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
(29,953,231)	11/6/2023	Societe Generale	(3.48)%	Russell 2000® Index	(15,659,893)	—	15,193,000	(466,893)
(13,298,229)	3/7/2023	UBS AG	(3.33)%	Russell 2000® Index	1,027,805	(1,027,805)	—	—
(155,389,813)					(6,143,056)
				Total Unrealized Appreciation	15,461,102
				Total Unrealized Depreciation	(21,604,158)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

166 :: TWM ULTRASHORT RUSSELL2000 :: NOVEMBER 30, 2022 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 93.8%
Repurchase Agreements (a) — 16.2%
Repurchase Agreements with various counterparties, rates 3.40% - 3.80%, dated 11/30/2022, due 12/1/2022, total to be received $134,314,742 (Cost $134,300,705)	$134,300,705	$134,300,705
U.S. Treasury Obligations (b) — 77.6%
U.S. Treasury Bills
0.69%, 12/29/2022 (c)	25,000,000	24,926,230
3.62%, 1/17/2023 (c)	150,000,000	149,214,929
3.33%, 1/19/2023 (c)	50,000,000	49,734,413
2.84%, 1/26/2023 (c)	50,000,000	49,685,000
4.09%, 2/14/2023 (c)	150,000,000	148,711,719
3.25%, 2/23/2023 (c)	50,000,000	49,519,260
4.25%, 3/30/2023 (c)	25,000,000	24,657,255
4.15%, 4/6/2023 (c)	75,000,000	73,910,494
4.34%, 5/18/2023 (c)	75,000,000	73,434,450
Total U.S. Treasury Obligations (Cost $644,301,569)		643,793,750
Total Short-Term Investments (Cost $778,602,274)		778,094,455
Total Investments — 93.8% (Cost $778,602,274)		778,094,455
Other assets less liabilities — 6.2%		51,595,500
Net Assets — 100.0%		$829,689,955

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $249,060,257.

(c)  The rate shown was the current yield as of November 30, 2022.

As of November 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$116,789,413
Aggregate gross unrealized depreciation	(128,553,903)
Net unrealized depreciation	$(11,764,490)
Federal income tax cost	$778,602,274

Futures Contracts Sold

UltraShort S&P500® had the following open short futures contracts as of November 30, 2022:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
S&P 500 E-Mini Index	108	12/16/2022	USD	$22,038,750	$(871,384)

Swap Agreementsa

UltraShort S&P500® had the following open non-exchange traded total return swap agreements as of November 30, 2022:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
(212,206,521)	5/8/2023	Bank of America NA	(3.88)%	S&P 500®	15,863,920	(15,863,920)	—	—
(19,311,160)	5/8/2023	BNP Paribas SA	(4.13)%	S&P 500®	55,857,256	(55,723,730)	(133,526)	—
(249,213,119)	4/8/2024	Citibank NA	(4.31)%	S&P 500®	(41,112,458)	41,112,458	—	—
(292,515,326)	3/7/2023	Goldman Sachs International	(4.18)%	S&P 500®	(9,708,313)	8,308,313	1,400,000	—

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2022 (UNAUDITED) :: ULTRASHORT S&P500® SDS :: 167

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
(188,921,333)	3/6/2024	J.P. Morgan Securities	(3.98)%	S&P 500®	(19,714,205)	19,714,205	—	—
(153,816,067)	4/10/2023	Morgan Stanley & Co. International plc	(3.63)%	S&P 500®	(5,963,606)	5,063,605	900,001	—
(22,836,376)	3/7/2023	Societe Generale	(4.03)%	S&P 500®	45,064,725	(45,029,723)	(35,002)	—
(498,624,776)	3/7/2023	UBS AG	(3.98)%	S&P 500®	(50,672,606)	40,291,605	10,381,001	—
(1,637,444,678)					(10,385,287)
				Total Unrealized Appreciation	116,785,901
				Total Unrealized Depreciation	(127,171,188)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

168 :: SDS ULTRASHORT S&P500® :: NOVEMBER 30, 2022 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 93.7%
Repurchase Agreements (a) — 93.7%
Repurchase Agreements with various counterparties, rates 3.40% - 3.80%, dated 11/30/2022, due 12/1/2022, total to be received $8,139,356 (Cost $8,138,505)	$8,138,505	$8,138,505
Total Investments — 93.7% (Cost $8,138,505)		8,138,505
Other assets less liabilities — 6.3%		549,982
Net Assets — 100.0%		$8,688,487

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$642,351
Aggregate gross unrealized depreciation	(3,358,624)
Net unrealized depreciation	$(2,716,273)
Federal income tax cost	$8,138,505

Swap Agreementsa

UltraShort Semiconductors had the following open non-exchange traded total return swap agreements as of November 30, 2022:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
(3,121,576)	5/8/2023	Bank of America NA	(3.83)%	Dow Jones U.S. SemiconductorsSM Index[f]	(979,937)	—	750,000	(229,937)
(925,394)	11/6/2023	BNP Paribas SA	(3.93)%	Dow Jones U.S. SemiconductorsSM Index[f]	(453,389)	—	290,000	(163,389)
(241,124)	3/6/2024	Goldman Sachs International	(3.93)%	Dow Jones U.S. SemiconductorsSM Index[f]	(30,815)	—	30,815	—
(443,147)	5/8/2023	J.P. Morgan Securities	(4.03)%	Dow Jones U.S. SemiconductorsSM Index[f]	142,821	—	—	142,821
(9,338,660)	3/6/2024	Morgan Stanley & Co. International plc	(3.48)%	Dow Jones U.S. SemiconductorsSM Index[f]	(1,495,844)	—	988,000	(507,844)
(1,661,799)	3/7/2023	Societe Generale	(3.83)%	Dow Jones U.S. SemiconductorsSM Index[f]	499,530	(498,965)	(565)	—
(1,648,766)	3/6/2024	UBS AG	(3.93)%	Dow Jones U.S. SemiconductorsSM Index[f]	(398,639)	—	211,000	(187,639)
(17,380,466)					(2,716,273)
				Total Unrealized Appreciation	642,351
				Total Unrealized Depreciation	(3,358,624)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2022 (UNAUDITED) :: ULTRASHORT SEMICONDUCTORS SSG :: 169

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

f  See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Semiconductors for the components of the underlying reference instrument and their relative weightings.

See accompanying notes to the financial statements.

170 :: SSG ULTRASHORT SEMICONDUCTORS :: NOVEMBER 30, 2022 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 84.5%
Repurchase Agreements (a) — 84.5%
Repurchase Agreements with various counterparties, rates 3.40% - 3.80%, dated 11/30/2022, due 12/1/2022, total to be received $3,502,826 (Cost $3,502,459)	$3,502,459	$3,502,459
Total Investments — 84.5% (Cost $3,502,459)		3,502,459
Other assets less liabilities — 15.5%		641,132
Net Assets — 100.0%		$4,143,591

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(745,602)
Net unrealized depreciation	$(745,602)
Federal income tax cost	$3,502,459

Swap Agreementsa

UltraShort SmallCap600 had the following open non-exchange traded total return swap agreements as of November 30, 2022:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Reference Instrument	Value and Unrealized Depreciation[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
(2,139,926)	3/6/2024	Bank of America NA	(3.83)%	S&P SmallCap 600®	(119,225)	—	119,225	—
(1,314,295)	3/6/2024	Morgan Stanley & Co. International plc	(3.48)%	S&P SmallCap 600®	(85,448)	—	85,448	—
(2,954,366)	4/10/2023	Societe Generale	(3.48)%	S&P SmallCap 600®	(229,550)	—	172,000	(57,550)
(1,883,781)	3/7/2023	UBS AG	(3.68)%	S&P SmallCap 600®	(311,379)	—	311,379	—
(8,292,368)					(745,602)
				Total Unrealized Depreciation	(745,602)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2022 (UNAUDITED) :: ULTRASHORT SMALLCAP600 SDD :: 171

Investments	Principal Amount	Value
Short-Term Investments — 70.7%
Repurchase Agreements (a) — 70.7%
Repurchase Agreements with various counterparties, rates 3.40% - 3.80%, dated 11/30/2022, due 12/1/2022, total to be received $9,200,132 (Cost $9,199,169)	$9,199,169	$9,199,169
Total Investments — 70.7% (Cost $9,199,169)		9,199,169
Other assets less liabilities — 29.3%		3,808,832
Net Assets — 100.0%		$13,008,001

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,196,290
Aggregate gross unrealized depreciation	(2,657,194)
Net unrealized depreciation	$(1,460,904)
Federal income tax cost	$9,199,169

Swap Agreementsa

UltraShort Technology had the following open non-exchange traded total return swap agreements as of November 30, 2022:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
(2,367,974)	3/6/2024	Bank of America NA	(3.78)%	Dow Jones U.S. TechnologySM Index[f]	(377,588)	—	350,000	(27,588)
(9,152,542)	3/6/2024	BNP Paribas SA	(4.03)%	Dow Jones U.S. TechnologySM Index[f]	(1,210,342)	—	1,061,000	(149,342)
(1,341,965)	11/6/2023	Goldman Sachs International	(3.93)%	Dow Jones U.S. TechnologySM Index[f]	(416,320)	—	416,320	—
(4,521,913)	5/8/2023	J.P. Morgan Securities	(4.03)%	Dow Jones U.S. TechnologySM Index[f]	946,164	(946,164)	—	—
(1,324,978)	3/6/2024	Morgan Stanley & Co. International plc	(3.48)%	Dow Jones U.S. TechnologySM Index[f]	(135,169)	—	135,169	—
(3,156,166)	3/6/2024	Societe Generale	(3.73)%	Dow Jones U.S. TechnologySM Index[f]	(517,775)	—	517,775	—
(4,161,790)	3/7/2023	UBS AG	(3.68)%	Dow Jones U.S. TechnologySM Index[f]	250,126	(250,126)	—	—
(26,027,328)					(1,460,904)
				Total Unrealized Appreciation	1,196,290
				Total Unrealized Depreciation	(2,657,194)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

172 :: REW ULTRASHORT TECHNOLOGY :: NOVEMBER 30, 2022 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

f  See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Technology for the components of the underlying reference instrument and their relative weightings.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2022 (UNAUDITED) :: ULTRASHORT TECHNOLOGY REW :: 173

Investments	Principal Amount	Value
Short-Term Investments — 79.5%
Repurchase Agreements (a) — 79.5%
Repurchase Agreements with various counterparties, rates 3.40% - 3.80%, dated 11/30/2022, due 12/1/2022, total to be received $2,287,901 (Cost $2,287,660)	$2,287,660	$2,287,660
Total Investments — 79.5% (Cost $2,287,660)		2,287,660
Other assets less liabilities — 20.5%		589,231
Net Assets — 100.0%		$2,876,891

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$13,132
Aggregate gross unrealized depreciation	(862,059)
Net unrealized depreciation	$(848,927)
Federal income tax cost	$2,287,660

Swap Agreementsa

UltraShort Utilities had the following open non-exchange traded total return swap agreements as of November 30, 2022:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
(1,379,684)	3/6/2024	Bank of America NA	(3.63)%	Dow Jones U.S. UtilitiesSM Index[f]	(322,796)	—	322,796	—
(778,582)	3/6/2024	Morgan Stanley & Co. International plc	(3.48)%	Dow Jones U.S. UtilitiesSM Index[f]	(60,732)	—	52,000	(8,732)
(1,999,451)	3/7/2023	Societe Generale	(3.73)%	Dow Jones U.S. UtilitiesSM Index[f]	13,132	—	—	13,132
(1,596,251)	3/6/2024	UBS AG	(3.58)%	Dow Jones U.S. UtilitiesSM Index[f]	(478,531)	—	478,531	—
(5,753,968)					(848,927)
				Total Unrealized Appreciation	13,132
				Total Unrealized Depreciation	(862,059)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

f  See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Utilities for the components of the underlying reference instrument and their relative weightings.

See accompanying notes to the financial statements.

174 :: SDP ULTRASHORT UTILITIES :: NOVEMBER 30, 2022 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

STATEMENTS OF ASSETS AND LIABILITIES

PROSHARES TRUST STATEMENTS OF ASSETS AND LIABILITIES :: NOVEMBER 30, 2022 (UNAUDITED) :: 175

	Short 7-10 Year Treasury	Short 20+ Year Treasury	Short Dow30SM	Short Financials	Short FTSE China 50	Short High Yield
ASSETS:
Securities and Repurchase Agreements, at cost	$107,643,337	$471,186,092	$309,537,920	$22,995,827	$7,386,365	$287,104,284
Securities, at value	49,314,511	444,834,366	198,261,079	—	—	221,589,824
Repurchase Agreements, at value	58,335,851	26,210,857	111,064,098	22,995,827	7,386,365	65,276,762
Cash	3,087,385	1,387,212	5,878,001	1,217,022	390,962	3,454,768
Segregated cash balances with brokers for futures contracts	48,400	4,620	247,500	—	—	—
Segregated cash balances with custodian for swap agreements	11,571,000	3,996,000	13,942,355	5,588,000	2,606,000	36,413,000
Dividends and interest receivable	6,016	2,703	11,454	2,371	762	6,732
Receivable for capital shares issued	—	24,378,285	—	—	—	—
Receivable for variation margin on futures contracts	—	329,278	448,439	—	—	—
Unrealized appreciation on non-exchange traded swap agreements	1,309,671	351,452	5,312,302	676,612	1,111,031	2,834,005
Prepaid expenses	480	2,196	722	39	18	1,321
Total Assets	123,673,314	501,496,969	335,165,950	30,479,871	11,495,138	329,576,412
LIABILITIES:
Payable for capital shares redeemed	—	2,230,355	1,597,138	—	—	—
Advisory fees payable	74,005	328,870	170,385	13,084	699	179,535
Management Services fees payable	11,173	43,849	24,595	2,805	1,062	28,223
Custodian fees payable	1,752	4,872	3,116	351	116	3,076
Administration fees payable	18,516	35,136	26,379	9,782	9,740	27,530
Trustee fees payable	1,075	3,973	2,122	220	79	2,440
Compliance services fees payable	589	2,548	1,143	90	38	1,021
Listing, Data and related fees payable	10,394	31,678	68,213	9,025	4,555	77,116
Professional fees payable	10,448	11,970	10,863	10,159	21,550	18,309
Payable for variation margin on futures contracts	16,248	—	—	—	—	—
Unrealized depreciation on non-exchange traded swap agreements	2,835,172	36,720,392	16,251,442	2,434,530	671,208	4,710,327
Other liabilities	9,601	29,564	21,991	4,096	1,821	18,143
Total Liabilities	2,988,973	39,443,207	18,177,387	2,484,142	710,868	5,065,720
NET ASSETS	$120,684,341	$462,053,762	$316,988,563	$27,995,729	$10,784,270	$324,510,692
NET ASSETS CONSIST OF:
Paid in Capital	$113,436,430	$963,201,875	$872,983,287	$125,756,744	$21,666,154	$395,174,509
Distributable earnings (loss)	7,247,911	(501,148,113)	(555,994,724)	(97,761,015)	(10,881,884)	(70,663,817)
NET ASSETS	$120,684,341	$462,053,762	$316,988,563	$27,995,729	$10,784,270	$324,510,692
Shares (unlimited number of shares authorized, no par value)	4,275,000	20,850,000	9,923,755	2,274,851	600,000	17,350,000
Net Asset Value	$28.23	$22.16	$31.94	$12.31	$17.97	$18.70
See accompanying notes to the financial statements.

176 :: NOVEMBER 30, 2022 (UNAUDITED) :: STATEMENTS OF ASSETS AND LIABILITIES PROSHARES TRUST

	Short MidCap400	Short MSCI EAFE	Short MSCI Emerging Markets	Short QQQ	Short Real Estate	Short Russell2000
ASSETS:
Securities and Repurchase Agreements, at cost	$12,869,149	$102,023,963	$39,768,642	$1,309,837,800	$51,866,756	$433,002,213
Securities, at value	—	49,570,573	—	1,079,544,663	—	419,764,543
Repurchase Agreements, at value	12,869,149	52,444,536	39,768,642	229,302,119	51,866,756	12,790,158
Cash	681,129	2,775,623	2,104,709	13,965,758	2,745,046	676,953
Segregated cash balances with brokers for futures contracts	27,000	—	—	521,400	—	778,360
Segregated cash balances with custodian for swap agreements	850,000	19,626,000	7,124,723	24,158,034	7,631,650	6,651,230
Dividends and interest receivable	1,327	5,408	4,101	23,647	5,349	1,319
Due from counterparty	4,582	—	—	—	—	—
Receivable for capital shares issued	—	13,780,393	—	3,513,284	992,466	2,367,844
Receivable for variation margin on futures contracts	14,468	—	—	1,968,105	—	343,955
Unrealized appreciation on non-exchange traded swap agreements	294,514	—	3,900,333	93,947,163	1,528,975	29,312,409
Prepaid expenses	1,564	1,619	614	2,430	24	959
Total Assets	14,743,733	138,204,152	52,903,122	1,446,946,603	64,770,266	472,687,730
LIABILITIES:
Payable for capital shares redeemed	1,173,964	5,976,336	2,235,292	2,011,785	—	2,303,353
Advisory fees payable	2,598	74,703	14,454	764,198	32,012	245,257
Management Services fees payable	1,185	11,219	5,060	124,086	5,286	40,796
Custodian fees payable	473	1,261	609	15,053	521	5,369
Administration fees payable	9,630	17,874	13,486	54,459	12,857	34,217
Trustee fees payable	100	899	408	11,134	372	3,724
Compliance services fees payable	52	332	191	4,871	129	1,771
Listing, Data and related fees payable	2,142	2,142	2,142	280,705	12,632	88,573
Professional fees payable	10,150	22,633	27,388	14,134	10,174	12,941
Unrealized depreciation on non-exchange traded swap agreements	190,316	10,526,754	2,160,479	78,120,236	2,642,447	20,405,849
Other liabilities	2,083	8,273	12,900	98,623	3,892	34,906
Total Liabilities	1,392,693	16,642,426	4,472,409	81,499,284	2,720,322	23,176,756
NET ASSETS	$13,351,040	$121,561,726	$48,430,713	$1,365,447,319	$62,049,944	$449,510,974
NET ASSETS CONSIST OF:
Paid in Capital	$69,038,377	$263,902,378	$241,901,308	$2,204,858,003	$99,916,270	$1,216,900,354
Distributable earnings (loss)	(55,687,337)	(142,340,652)	(193,470,595)	(839,410,684)	(37,866,326)	(767,389,380)
NET ASSETS	$13,351,040	$121,561,726	$48,430,713	$1,365,447,319	$62,049,944	$449,510,974
Shares (unlimited number of shares authorized, no par value)	568,667	6,175,000	3,250,000	101,812,500	3,199,888	19,516,642
Net Asset Value	$23.48	$19.69	$14.90	$13.41	$19.39	$23.03

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF ASSETS AND LIABILITIES :: NOVEMBER 30, 2022 (UNAUDITED) :: 177

	Short S&P500®	Short SmallCap600	Ultra 7-10 Year Treasury	Ultra 20+ Year Treasury	Ultra Basic Materials	Ultra Consumer Goods
ASSETS:
Securities and Repurchase Agreements, at cost	$2,388,359,616	$23,661,411	$8,408,234	$37,555,866	$46,051,125	$10,066,107
Securities, at value(a)	2,062,359,166	—	—	—	37,502,233	6,934,469
Repurchase Agreements, at value	323,844,949	23,661,411	8,408,234	37,555,866	7,044,174	2,098,872
Cash	17,139,391	1,252,297	444,987	1,987,656	372,768	111,102
Segregated cash balances with brokers for futures contracts	9,667,200	—	4,840	129,360	—	—
Segregated cash balances with custodian for swap agreements	8,655,199	2,459,092	4,189,335	2,350,924	8,734,854	14,561
Dividends and interest receivable	33,397	2,440	867	3,873	66,093	8,422
Receivable for security lending income	—	—	—	—	222	56
Due from counterparty	—	—	—	—	97,538	2,262
Receivable for capital shares issued	65,113,147	—	—	—	—	1,729,175
Receivable from Advisor	—	—	—	—	—	4,330
Reclaims receivable	—	—	—	—	7,936	—
Receivable for variation margin on futures contracts	1,827,250	—	1,625	—	—	—
Unrealized appreciation on non-exchange traded swap agreements	51,119,132	42,653	195,091	3,656,329	8,888	177,373
Prepaid expenses	7,226	2,893	40	134	199	41
Total Assets	2,539,766,057	27,420,786	13,245,019	45,684,142	53,834,905	11,080,663
LIABILITIES:
Payable for investments purchased	—	—	—	—	—	2,002,376
Payable for capital shares redeemed	1,885,995	—	—	—	—	—
Payable for cash collateral received from securities loaned	—	—	—	—	65,208	14,774
Advisory fees payable	1,635,788	4,758	11,170	27,250	18,793	—
Management Services fees payable	218,104	1,388	798	2,781	3,629	—
Custodian fees payable	28,760	126	536	736	812	720
Administration fees payable	72,990	9,740	10,556	10,948	19,025	18,904
Trustee fees payable	21,788	76	110	300	286	54
Compliance services fees payable	9,926	33	69	181	231	42
Listing, Data and related fees payable	1,697	2,142	2,849	4,095	13,116	3,976
Professional fees payable	17,357	10,131	10,741	10,827	17,483	15,779
Payable for variation margin on futures contracts	—	—	—	83,292	—	—
Unrealized depreciation on non-exchange traded swap agreements	63,181,714	597,472	3,420,599	514,580	6,287,228	1,210,691
Other liabilities	129,020	1,842	1,914	3,459	3,125	1,419
Total Liabilities	67,203,139	627,708	3,459,342	658,449	6,428,936	3,268,735
NET ASSETS	$2,472,562,918	$26,793,078	$9,785,677	$45,025,693	$47,405,969	$7,811,928
NET ASSETS CONSIST OF:
Paid in Capital	$6,594,182,229	$68,178,837	$142,585,450	$79,926,672	$44,882,817	$7,456,910
Distributable earnings (loss)	(4,121,619,311)	(41,385,759)	(132,799,773)	(34,900,979)	2,523,152	355,018
NET ASSETS	$2,472,562,918	$26,793,078	$9,785,677	$45,025,693	$47,405,969	$7,811,928
Shares (unlimited number of shares authorized, no par value)	163,880,826	1,543,681	200,000	1,750,000	1,975,000	425,000
Net Asset Value	$15.09	$17.36	$48.93	$25.73	$24.00	$18.38
(a) Includes securities on loan valued at:	$—	$—	$—	$—	$64,882	$39,183

See accompanying notes to the financial statements.

178 :: NOVEMBER 30, 2022 (UNAUDITED) :: STATEMENTS OF ASSETS AND LIABILITIES PROSHARES TRUST

	Ultra Consumer Services	Ultra Dow30SM	Ultra Financials	Ultra FTSE China 50	Ultra FTSE Europe	Ultra Health Care
ASSETS:
Securities and Repurchase Agreements, at cost	$15,651,873	$438,517,343	$589,734,582	$3,486,904	$1,954,013	$113,913,907
Securities, at value(a)	9,087,346	347,593,005	500,173,372	—	—	89,500,904
Repurchase Agreements, at value	3,515,308	80,132,226	47,520,739	3,486,904	1,954,013	21,616,761
Cash	186,132	4,240,999	2,518,891	184,532	103,403	1,143,860
Segregated cash balances with brokers for futures contracts	—	767,250	—	—	—	—
Segregated cash balances with custodian for swap agreements	5,789,262	5,838,441	24,702,506	13,192,675	2,026,198	6,587,318
Dividends and interest receivable	13,381	1,107,131	549,180	360	202	126,374
Receivable for security lending income	167	119	1,236	—	—	51
Receivable for investments sold	—	—	8,273	—	—	—
Receivable for capital shares issued	—	3,355,770	—	—	—	—
Receivable from Advisor	—	—	—	1,614	3,996	—
Receivable for variation margin on futures contracts	—	345,026	—	—	—	—
Unrealized appreciation on non-exchange traded swap agreements	177,032	7,356,592	69,673,771	596,398	268,856	25,476
Prepaid expenses	58	1,227	2,280	37	17	415
Total Assets	18,768,686	450,737,786	645,150,248	17,462,520	4,356,685	119,001,159
LIABILITIES:
Payable for investments purchased	—	15,074,616	20,229,433	—	—	—
Payable for cash collateral received from securities loaned	24,144	—	1,091,330	—	—	2,622
Advisory fees payable	655	232,347	364,645	—	—	52,103
Management Services fees payable	868	31,567	48,178	—	—	8,308
Custodian fees payable	665	3,955	9,829	80	34	2,588
Administration fees payable	18,904	39,590	46,448	9,630	9,740	26,346
Trustee fees payable	95	2,487	4,182	64	24	733
Compliance services fees payable	79	1,633	2,849	52	17	520
Listing, Data and related fees payable	4,935	82,595	138,486	3,140	2,289	27,225
Professional fees payable	15,079	16,469	25,667	28,941	29,552	18,015
Unrealized depreciation on non-exchange traded swap agreements	7,286,759	17,628,727	—	8,049,790	787,955	9,687,177
Other liabilities	1,853	15,006	24,233	1,912	941	5,126
Total Liabilities	7,354,036	33,128,992	21,985,280	8,093,609	830,552	9,830,763
NET ASSETS	$11,414,650	$417,608,794	$623,164,968	$9,368,911	$3,526,133	$109,170,396
NET ASSETS CONSIST OF:
Paid in Capital	$20,443,896	$362,805,632	$565,324,346	$28,358,556	$4,256,299	$119,000,331
Distributable earnings (loss)	(9,029,246)	54,803,162	57,840,622	(18,989,645)	(730,166)	(9,829,935)
NET ASSETS	$11,414,650	$417,608,794	$623,164,968	$9,368,911	$3,526,133	$109,170,396
Shares (unlimited number of shares authorized, no par value)	425,000	5,950,000	12,107,750	450,000	75,000	1,100,000
Net Asset Value	$26.86	$70.19	$51.47	$20.82	$47.02	$99.25
(a) Includes securities on loan valued at:	$40,046	$1,212,195	$2,653,553	$—	$—	$343,183

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF ASSETS AND LIABILITIES :: NOVEMBER 30, 2022 (UNAUDITED) :: 179

	Ultra High Yield	Ultra Industrials	Ultra MidCap400	Ultra MSCI Brazil Capped	Ultra MSCI EAFE	Ultra MSCI Emerging Markets
ASSETS:
Securities and Repurchase Agreements, at cost	$11,954,389	$23,142,652	$130,154,513	$1,913,370	$3,306,268	$13,409,804
Securities, at value(a)	—	16,377,551	110,665,677	—	—	—
Repurchase Agreements, at value	11,954,389	4,283,851	27,606,847	1,913,370	3,306,268	13,409,804
Cash	632,668	2,327,706	1,463,905	101,302	174,971	709,696
Segregated cash balances with brokers for futures contracts	—	—	1,026,000	—	—	—
Segregated cash balances with custodian for swap agreements	7,861,000	678,881	24,167,581	6,214,394	5,665,005	15,299,121
Dividends and interest receivable	1,233	25,227	112,401	197	341	1,383
Receivable for security lending income	—	39	802	—	—	—
Receivable for investments sold	—	—	223,721	—	—	—
Receivable for capital shares issued	—	2,389,644	—	—	—	—
Receivable from Advisor	—	—	—	4,542	2,653	—
Receivable for variation margin on futures contracts	—	—	225,335	—	—	—
Unrealized appreciation on non-exchange traded swap agreements	120,469	496,322	788,235	11,865	530,407	1,648,090
Prepaid expenses	22	66	1,944	299	410	1,317
Total Assets	20,569,781	26,579,287	166,282,448	8,245,969	9,680,055	31,069,411
LIABILITIES:
Payable for investments purchased	—	3,999,661	2,230,024	—	—	—
Payable for cash collateral received from securities loaned	—	2,685	402,458	—	—	—
Advisory fees payable	15,894	2,727	78,954	—	—	6,885
Management Services fees payable	1,195	1,301	10,474	—	—	1,608
Custodian fees payable	84	1,344	10,215	55	56	187
Administration fees payable	10,081	19,058	28,566	9,740	9,740	9,630
Trustee fees payable	57	110	859	33	46	166
Compliance services fees payable	60	86	562	25	38	147
Listing, Data and related fees payable	3,604	5,660	2,142	2,142	2,142	2,142
Professional fees payable	18,201	14,718	12,971	29,850	29,867	27,638
Unrealized depreciation on non-exchange traded swap agreements	3,223,581	3,830,338	26,601,986	3,302,371	3,292,424	9,047,951
Other liabilities	905	1,722	6,926	1,857	1,358	2,532
Total Liabilities	3,273,662	7,879,410	29,386,137	3,346,073	3,335,671	9,098,886
NET ASSETS	$17,296,119	$18,699,877	$136,896,311	$4,899,896	$6,344,384	$21,970,525
NET ASSETS CONSIST OF:
Paid in Capital	$20,811,171	$26,149,881	$255,762,020	$19,787,449	$14,054,892	$47,485,168
Distributable earnings (loss)	(3,515,052)	(7,450,004)	(118,865,709)	(14,887,553)	(7,710,508)	(25,514,643)
NET ASSETS	$17,296,119	$18,699,877	$136,896,311	$4,899,896	$6,344,384	$21,970,525
Shares (unlimited number of shares authorized, no par value)	275,000	750,000	2,525,000	191,557	175,000	425,000
Net Asset Value	$62.89	$24.93	$54.22	$25.58	$36.25	$51.70
(a) Includes securities on loan valued at:	$—	$19,661	$539,113	$—	$—	$—

See accompanying notes to the financial statements.

180 :: NOVEMBER 30, 2022 (UNAUDITED) :: STATEMENTS OF ASSETS AND LIABILITIES PROSHARES TRUST

	Ultra MSCI Japan	Ultra Nasdaq Biotechnology	Ultra Nasdaq Cloud Computing	Ultra Nasdaq Cybersecurity	Ultra Oil & Gas	Ultra QQQ
ASSETS:
Securities and Repurchase Agreements, at cost	$3,655,956	$135,006,815	$1,878,391	$668,058	$132,742,949	$4,438,528,556
Securities, at value(a)	2,580,750	94,620,381	1,539,427	—	121,178,204	3,736,575,334
Repurchase Agreements, at value	1,146,130	20,346,405	132,288	668,058	32,523,745	185,093,796
Cash	60,625	1,075,266	6,987	35,338	1,721,291	9,806,404
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	15,294,400
Segregated cash balances with custodian for swap agreements	4,644,771	40,904,627	954,000	3,140,000	14,804,221	357,645,843
Dividends and interest receivable	118	75,393	872	69	576,706	2,299,562
Receivable for security lending income	—	3,108	9	—	52	62,286
Receivable for investments sold	—	40,799	—	—	—	4,012,367
Due from counterparty	—	—	—	—	113,495	—
Receivable for capital shares issued	—	—	—	—	—	17,157,487
Receivable from Advisor	16,437	—	5,301	—	—	—
Reclaims receivable	—	13,218	—	—	—	—
Unrealized appreciation on non-exchange traded swap agreements	194,468	2,743,267	61,890	5,912	5,655,798	36,234,111
Prepaid expenses	212	357	11	14	608	14,631
Total Assets	8,643,511	159,822,821	2,700,785	3,849,391	176,574,120	4,364,196,221
LIABILITIES:
Payable for investments purchased	—	8,265	—	—	2,997,778	12,322,942
Payable for capital shares redeemed	—	—	—	—	—	3,929,865
Payable for cash collateral received from securities loaned	—	1,368,691	20,905	—	—	8,086,474
Advisory fees payable	—	56,649	—	9,231	97,522	1,653,813
Management Services fees payable	—	8,972	—	193	14,686	230,888
Custodian fees payable	69	7,505	479	25	2,867	48,459
Administration fees payable	18,303	27,198	18,755	10,081	31,051	80,840
Trustee fees payable	38	772	12	16	1,079	23,415
Compliance services fees payable	26	603	9	12	740	16,527
Listing, Data and related fees payable	2,142	19,561	2,967	3,068	42,190	447,138
Professional fees payable	19,135	18,471	9,791	9,794	18,427	29,237
Payable for variation margin on futures contracts	—	—	—	—	—	1,329,802
Unrealized depreciation on non-exchange traded swap agreements	2,635,248	40,326,767	720,551	1,200,157	—	1,106,097,479
Other liabilities	1,145	11,812	764	921	10,663	66,083
Total Liabilities	2,676,106	41,855,266	774,233	1,233,498	3,217,003	1,134,362,962
NET ASSETS	$5,967,405	$117,967,555	$1,926,552	$2,615,893	$173,357,117	$3,229,833,259
NET ASSETS CONSIST OF:
Paid in Capital	$8,562,910	$269,528,310	$4,243,577	$4,102,786	$45,373,530	$4,881,618,517
Distributable earnings (loss)	(2,595,505)	(151,560,755)	(2,317,025)	(1,486,893)	127,983,587	(1,651,785,258)
NET ASSETS	$5,967,405	$117,967,555	$1,926,552	$2,615,893	$173,357,117	$3,229,833,259
Shares (unlimited number of shares authorized, no par value)	200,000	1,900,000	150,001	100,001	3,702,944	75,300,000
Net Asset Value	$29.84	$62.09	$12.84	$26.16	$46.82	$42.89
(a) Includes securities on loan valued at:	$—	$2,060,571	$21,221	$—	$423,032	$8,807,710

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF ASSETS AND LIABILITIES :: NOVEMBER 30, 2022 (UNAUDITED) :: 181

	Ultra Real Estate	Ultra Russell2000	Ultra S&P500®	Ultra Semiconductors	Ultra SmallCap600	Ultra Technology
ASSETS:
Securities and Repurchase Agreements, at cost	$76,198,877	$196,017,203	$4,260,188,786	$172,303,494	$35,242,705	$447,952,382
Securities, at value(a)	63,996,287	133,575,891	3,561,928,343	129,898,502	27,134,600	284,297,725
Repurchase Agreements, at value	849,962	38,466,004	301,299,198	25,542,737	6,317,287	93,815,510
Cash	47,773	2,030,255	15,950,762	1,351,877	334,336	4,965,190
Segregated cash balances with brokers for futures contracts	—	593,340	21,496,800	—	—	—
Segregated cash balances with custodian for swap agreements	28,131,237	49,452,213	88,734,403	100,466,182	1,973,442	120,985,785
Dividends and interest receivable	35,347	152,242	4,126,273	201,068	25,803	305,921
Receivable for security lending income	51	11,811	10,993	534	118	1,173
Receivable for investments sold	5,664	112,899	31,874,158	—	174,631	—
Receivable for capital shares issued	—	1,808,861	—	465,872	—	—
Receivable for variation margin on futures contracts	—	231,114	6,045,980	—	—	—
Unrealized appreciation on non-exchange traded swap agreements	701,983	1,783,354	27,563,085	8,468,871	936,579	969,348
Prepaid expenses	354	584	13,839	994	2,990	2,328
Total Assets	93,768,658	228,218,568	4,059,043,834	266,396,637	36,899,786	505,342,980
LIABILITIES:
Payable for investments purchased	—	—	100,534,236	464,182	1,181,667	—
Payable for capital shares redeemed	—	392	32,641,119	—	—	—
Payable for cash collateral received from securities loaned	94,852	2,990,638	195,210	273,255	132,034	237,582
Advisory fees payable	34,598	333,218	1,817,256	66,083	980	210,031
Management Services fees payable	5,747	12,616	242,299	11,481	—	26,253
Custodian fees payable	1,042	25,597	151,778	4,372	15,947	13,778
Administration fees payable	23,497	30,393	80,263	29,434	18,755	40,731
Trustee fees payable	599	1,142	21,451	1,217	218	3,354
Compliance services fees payable	421	985	14,634	981	144	2,651
Listing, Data and related fees payable	22,622	25,717	1,697	41,069	2,142	105,459
Professional fees payable	18,202	14,806	28,912	1	10,799	17,549
Unrealized depreciation on non-exchange traded swap agreements	18,314,066	71,055,253	669,966,518	107,269,354	2,937,683	156,769,407
Other liabilities	6,177	9,120	81,021	14,442	2,041	18,402
Total Liabilities	18,521,823	74,499,877	805,776,394	108,175,871	4,302,410	157,445,197
NET ASSETS	$75,246,835	$153,718,691	$3,253,267,440	$158,220,766	$32,597,376	$347,897,783
NET ASSETS CONSIST OF:
Paid in Capital	$99,273,495	$320,958,860	$3,436,390,389	$264,919,327	$36,750,080	$415,991,302
Distributable earnings (loss)	(24,026,660)	(167,240,169)	(183,122,949)	(106,698,561)	(4,152,704)	(68,093,519)
NET ASSETS	$75,246,835	$153,718,691	$3,253,267,440	$158,220,766	$32,597,376	$347,897,783
Shares (unlimited number of shares authorized, no par value)	1,158,744	4,250,000	64,200,000	7,550,000	1,350,000	12,400,000
Net Asset Value	$64.94	$36.17	$50.67	$20.96	$24.15	$28.06
(a) Includes securities on loan valued at:	$618,762	$4,178,685	$1,856,131	$273,681	$459,191	$638,663

See accompanying notes to the financial statements.

182 :: NOVEMBER 30, 2022 (UNAUDITED) :: STATEMENTS OF ASSETS AND LIABILITIES PROSHARES TRUST

	Ultra Telecommunications	Ultra Utilities	UltraPro Dow30SM	UltraPro MidCap400	UltraPro QQQ	UltraPro Russell2000
ASSETS:
Securities and Repurchase Agreements, at cost	$2,608,577	$13,500,750	$730,296,292	$26,746,653	$19,799,825,320	$255,831,285
Securities, at value(a)	2,327,069	13,120,060	629,989,523	24,595,274	17,618,196,266	198,755,959
Repurchase Agreements, at value	299,759	993,020	72,510,570	1,554,832	1,322,877,275	20,277,075
Cash	15,930	52,451	3,837,391	81,493	69,974,762	1,067,719
Segregated cash balances with brokers for futures contracts	—	—	1,645,875	135,000	95,859,390	1,875,720
Segregated cash balances with custodian for swap agreements	455,096	1,715,043	116,778,881	5,474,824	520,648,997	111,791,740
Dividends and interest receivable	681	58,833	2,008,185	23,885	6,440,135	215,813
Receivable for security lending income	1	3	—	250	158,312	16,185
Receivable for investments sold	—	—	—	47,458	20,562,769	156,031
Due from counterparty	—	4,427	—	—	—	—
Receivable for capital shares issued	—	—	3,066,842	—	199,781,348	2,357,343
Receivable from Advisor	7,597	—	—	—	—	—
Reclaims receivable	—	—	—	—	—	371
Receivable for variation margin on futures contracts	—	—	493,430	29,644	12,161,333	487,065
Unrealized appreciation on non-exchange traded swap agreements	3,953	614,713	39,443,805	3,378,511	299,988,980	2,358,579
Prepaid expenses	9	69	2,237	600	53,027	899
Total Assets	3,110,095	16,558,619	869,776,739	35,321,771	20,166,702,594	339,360,499
LIABILITIES:
Payable for investments purchased	—	—	43,316,065	1,049,916	836,705,739	—
Payable for capital shares redeemed	—	—	—	—	20,034,681	—
Payable for cash collateral received from securities loaned	—	—	—	72,810	18,144,341	4,666,746
Advisory fees payable	—	1,065	432,825	11,938	6,273,278	458,507
Management Services fees payable	—	—	57,853	2,383	953,791	18,835
Custodian fees payable	336	245	7,962	12,717	165,798	23,209
Administration fees payable	18,904	18,904	47,820	18,638	185,699	34,501
Trustee fees payable	13	121	4,286	191	91,501	1,701
Compliance services fees payable	8	81	2,974	147	56,941	1,170
Listing, Data and related fees payable	2,573	6,624	138,427	2,142	1,868,145	35,445
Professional fees payable	15,178	15,238	14,486	12,706	8,236	11,893
Unrealized depreciation on non-exchange traded swap agreements	461,254	363,148	65,333,243	2,086,750	6,562,426,806	91,295,250
Other liabilities	1,161	2,583	32,657	2,640	451,059	11,969
Total Liabilities	499,427	408,009	109,388,598	3,272,978	7,447,366,015	96,559,226
NET ASSETS	$2,610,668	$16,150,610	$760,388,141	$32,048,793	$12,719,336,579	$242,801,273
NET ASSETS CONSIST OF:
Paid in Capital	$3,655,345	$17,156,125	$621,919,484	$26,122,075	$22,328,322,856	$390,552,128
Distributable earnings (loss)	(1,044,677)	(1,005,515)	138,468,657	5,926,718	(9,608,986,277)	(147,750,855)
NET ASSETS	$2,610,668	$16,150,610	$760,388,141	$32,048,793	$12,719,336,579	$242,801,273
Shares (unlimited number of shares authorized, no par value)	75,000	225,000	11,600,000	1,500,000	538,000,000	5,150,000
Net Asset Value	$34.81	$71.78	$65.55	$21.37	$23.64	$47.15
(a) Includes securities on loan valued at:	$—	$30,691	$—	$150,548	$22,590,880	$6,137,784

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF ASSETS AND LIABILITIES :: NOVEMBER 30, 2022 (UNAUDITED) :: 183

	UltraPro S&P500®	UltraPro Short 20+ Year Treasury	UltraPro Short Dow30SM	UltraPro Short MidCap400	UltraPro Short QQQ	UltraPro Short Russell2000
ASSETS:
Securities and Repurchase Agreements, at cost	$3,153,541,059	$359,233,501	$822,458,187	$6,421,476	$3,293,932,021	$137,586,338
Securities, at value(a)	2,813,642,404	287,686,657	443,680,084	—	2,974,010,217	74,211,151
Repurchase Agreements, at value	77,585,980	71,324,471	378,595,193	6,421,476	318,222,866	63,284,904
Cash	4,109,560	5,474,848	22,677,019	339,837	16,841,836	3,349,341
Segregated cash balances with brokers for futures contracts	12,402,000	4,620	420,750	27,000	782,100	86,130
Segregated cash balances with custodian for swap agreements	386,700,764	63,540,000	73,132,745	3,827,650	4,216,001	33,554,001
Dividends and interest receivable	3,009,748	7,355	39,043	662	32,817	6,526
Receivable for security lending income	14,991	—	—	—	—	—
Receivable for investments sold	8,334,251	—	—	—	—	—
Receivable for capital shares issued	5,493,276	—	—	—	282,850,030	—
Receivable from Advisor	—	—	—	30	—	—
Receivable for variation margin on futures contracts	3,488,064	329,278	1,601,661	14,468	4,374,260	533,829
Unrealized appreciation on non-exchange traded swap agreements	16,845,788	36,687,542	24,948,749	424,918	434,176,076	27,985,959
Prepaid expenses	11,742	726	1,035	503	8,451	503
Total Assets	3,331,638,568	465,055,497	945,096,279	11,056,544	4,035,514,654	203,012,344
LIABILITIES:
Payable for investments purchased	6,470,378	—	—	—	—	—
Payable for capital shares redeemed	7,495,258	3,704,480	—	—	175,385,053	4,478,135
Advisory fees payable	1,412,592	313,354	401,463	—	2,181,535	87,416
Management Services fees payable	188,344	40,175	54,807	—	321,319	14,036
Custodian fees payable	155,273	3,814	4,113	428	43,688	2,451
Administration fees payable	71,289	32,799	33,068	9,740	90,250	20,943
Trustee fees payable	15,988	3,060	2,938	76	32,949	1,391
Compliance services fees payable	10,441	1,391	1,657	35	14,114	708
Listing, Data and related fees payable	1,995	23,028	101,314	2,142	724,170	33,026
Professional fees payable	22,047	10,765	13,179	12,029	5,351	12,423
Unrealized depreciation on non-exchange traded swap agreements	767,236,647	50,702,979	129,007,190	2,462,159	324,861,966	45,766,765
Due to counterparty	27	—	—	—	—	—
Other liabilities	86,883	7,223	28,567	1,833	160,953	12,161
Total Liabilities	783,167,162	54,843,068	129,648,296	2,488,442	503,821,348	50,429,455
NET ASSETS	$2,548,471,406	$410,212,429	$815,447,983	$8,568,102	$3,531,693,306	$152,582,889
NET ASSETS CONSIST OF:
Paid in Capital	$2,975,773,736	$305,101,341	$2,506,228,879	$67,522,251	$7,796,252,724	$739,423,215
Distributable earnings (loss)	(427,302,330)	105,111,088	(1,690,780,896)	(58,954,149)	(4,264,559,418)	(586,840,326)
NET ASSETS	$2,548,471,406	$410,212,429	$815,447,983	$8,568,102	$3,531,693,306	$152,582,889
Shares (unlimited number of shares authorized, no par value)	63,650,000	5,643,605	34,242,280	448,643	85,450,547	3,407,646
Net Asset Value	$40.04	$72.69	$23.81	$19.10	$41.33	$44.78
(a) Includes securities on loan valued at:	$43,438	$—	$—	$—	$—	$—
See accompanying notes to the financial statements.

184 :: NOVEMBER 30, 2022 (UNAUDITED) :: STATEMENTS OF ASSETS AND LIABILITIES PROSHARES TRUST

	UltraPro Short S&P500®	UltraShort 7-10 Year Treasury	UltraShort 20+ Year Treasury	UltraShort Basic Materials	UltraShort Consumer Goods	UltraShort Consumer Services
ASSETS:
Securities and Repurchase Agreements, at cost	$1,167,772,960	$51,536,030	$1,040,346,017	$2,967,012	$1,866,303	$2,976,661
Securities, at value	1,016,071,339	24,926,230	818,166,538	—	—	—
Repurchase Agreements, at value	150,853,593	26,549,369	221,491,528	2,967,012	1,866,303	2,976,661
Cash	7,983,849	1,405,103	11,722,356	437,054	98,814	157,511
Segregated cash balances with brokers for futures contracts	3,858,400	36,300	4,620	—	—	—
Segregated cash balances with custodian for swap agreements	54,834,001	943,766	5,532	1,584,160	639,707	1,459,007
Dividends and interest receivable	15,557	2,738	22,842	306	192	307
Receivable for capital shares issued	13,015,189	—	3,115,901	—	—	—
Receivable from Advisor	—	—	—	2,878	4,172	2,157
Receivable for variation margin on futures contracts	420,173	—	662,922	—	—	—
Unrealized appreciation on non-exchange traded swap agreements	—	6,655,680	—	102,982	77,751	335,812
Prepaid expenses	3,303	308	3,741	9	5	883
Total Assets	1,247,055,404	60,519,494	1,055,195,980	5,094,401	2,686,944	4,932,338
LIABILITIES:
Payable for capital shares redeemed	—	—	7,809,651	1,016,375	—	—
Advisory fees payable	673,974	36,763	627,988	—	—	—
Management Services fees payable	89,863	5,586	83,731	—	—	—
Custodian fees payable	12,478	1,107	10,620	70	59	107
Administration fees payable	48,677	14,511	48,315	9,740	9,740	9,740
Trustee fees payable	9,372	601	8,694	47	25	35
Compliance services fees payable	3,903	360	5,514	18	10	17
Listing, Data and related fees payable	1,995	6,985	65,200	3,394	2,866	3,494
Professional fees payable	14,391	10,347	15,734	10,129	15,166	13,121
Payable for variation margin on futures contracts	—	12,183	—	—	—	—
Unrealized depreciation on non-exchange traded swap agreements	209,963,011	1,189,769	173,847,554	1,272,888	328,724	751,071
Other liabilities	59,942	4,549	55,065	18,348	1,147	2,685
Total Liabilities	210,877,606	1,282,761	182,578,066	2,331,009	357,737	780,270
NET ASSETS	$1,036,177,798	$59,236,733	$872,617,914	$2,763,392	$2,329,207	$4,152,068
NET ASSETS CONSIST OF:
Paid in Capital	$5,284,125,572	$179,135,567	$5,599,834,688	$88,643,852	$11,819,334	$22,042,117
Distributable earnings (loss)	(4,247,947,774)	(119,898,834)	(4,727,216,774)	(85,880,460)	(9,490,127)	(17,890,049)
NET ASSETS	$1,036,177,798	$59,236,733	$872,617,914	$2,763,392	$2,329,207	$4,152,068
Shares (unlimited number of shares authorized, no par value)	72,997,347	2,750,000	28,006,929	285,083	165,568	171,696
Net Asset Value	$14.19	$21.54	$31.16	$9.69	$14.07	$24.18

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF ASSETS AND LIABILITIES :: NOVEMBER 30, 2022 (UNAUDITED) :: 185

	UltraShort Dow30SM	UltraShort Financials	UltraShort FTSE China 50	UltraShort FTSE Europe	UltraShort Health Care	UltraShort Industrials
ASSETS:
Securities and Repurchase Agreements, at cost	$112,707,878	$10,422,454	$12,897,309	$86,627,710	$1,551,132	$1,508,445
Securities, at value	24,657,255	—	—	—	—	—
Repurchase Agreements, at value	88,054,135	10,422,454	12,897,309	86,627,710	1,551,132	1,508,445
Cash	4,660,184	811,646	682,393	4,584,726	82,072	79,873
Segregated cash balances with brokers for futures contracts	123,750	—	—	—	—	—
Segregated cash balances with custodian for swap agreements	31,450,890	6,870,554	14,676,039	105,646,000	613,092	930,256
Dividends and interest receivable	9,081	1,075	1,330	8,934	160	156
Due from counterparty	—	—	—	—	558	—
Receivable for capital shares issued	6,239,188	—	—	—	—	—
Receivable from Advisor	—	—	—	—	4,217	4,634
Receivable for variation margin on futures contracts	124,910	—	—	—	—	—
Unrealized appreciation on non-exchange traded swap agreements	5,014,018	1,340,206	4,245,896	3,892,195	—	498,221
Prepaid expenses	279	37	68	84	5	11
Total Assets	160,333,690	19,445,972	32,503,035	200,759,649	2,251,236	3,021,596
LIABILITIES:
Payable for capital shares redeemed	3,969,423	—	—	—	—	—
Advisory fees payable	74,409	1,744	7,075	79,407	—	—
Management Services fees payable	11,346	1,436	2,151	12,133	—	—
Custodian fees payable	1,461	168	245	1,422	83	39
Administration fees payable	17,235	9,593	9,637	19,374	9,740	9,740
Trustee fees payable	867	125	200	886	32	22
Compliance services fees payable	464	65	103	306	14	11
Listing, Data and related fees payable	29,638	6,269	7,067	10,332	3,052	2,905
Professional fees payable	11,757	10,159	25,837	26,051	15,165	15,716
Unrealized depreciation on non-exchange traded swap agreements	12,911,635	3,300,751	11,312,032	71,889,816	725,034	620,133
Other liabilities	21,730	6,299	3,407	6,843	970	3,975
Total Liabilities	17,049,965	3,336,609	11,367,754	72,046,570	754,090	652,541
NET ASSETS	$143,283,725	$16,109,363	$21,135,281	$128,713,079	$1,497,146	$2,369,055
NET ASSETS CONSIST OF:
Paid in Capital	$888,984,875	$521,431,343	$270,013,480	$381,064,143	$13,468,326	$23,607,038
Distributable earnings (loss)	(745,701,150)	(505,321,980)	(248,878,199)	(252,351,064)	(11,971,180)	(21,237,983)
NET ASSETS	$143,283,725	$16,109,363	$21,135,281	$128,713,079	$1,497,146	$2,369,055
Shares (unlimited number of shares authorized, no par value)	3,609,786	922,666	551,947	10,337,119	130,430	165,135
Net Asset Value	$39.69	$17.46	$38.29	$12.45	$11.48	$14.35

See accompanying notes to the financial statements.

186 :: NOVEMBER 30, 2022 (UNAUDITED) :: STATEMENTS OF ASSETS AND LIABILITIES PROSHARES TRUST

	UltraShort MidCap400	UltraShort MSCI Brazil Capped	UltraShort MSCI EAFE	UltraShort MSCI Emerging Markets	UltraShort MSCI Japan	UltraShort Nasdaq Biotechnology
ASSETS:
Securities and Repurchase Agreements, at cost	$2,360,356	$11,639,116	$3,710,440	$8,963,123	$4,266,278	$2,148,955
Securities, at value	—	—	—	—	—	—
Repurchase Agreements, at value	2,360,356	11,639,116	3,710,440	8,963,123	4,266,278	2,148,955
Cash	124,946	615,978	196,390	474,353	225,779	113,764
Segregated cash balances with brokers for futures contracts	27,000	—	—	—	—	—
Segregated cash balances with custodian for swap agreements	710,304	11,321,000	2,686,650	3,920,000	2,221,091	3,989,000
Dividends and interest receivable	243	1,200	383	924	440	222
Receivable from Advisor	4,135	—	2,012	—	1,856	1,901
Unrealized appreciation on non-exchange traded swap agreements	135,439	25,014	—	1,445,479	239,039	2,416,170
Prepaid expenses	1,541	1,392	10	275	63	27
Total Assets	3,363,964	23,603,700	6,595,885	14,804,154	6,954,546	8,670,039
LIABILITIES:
Payable for capital shares redeemed	—	—	—	—	420,227	—
Advisory fees payable	—	3,924	—	2,211	—	—
Management Services fees payable	—	1,330	—	1,247	—	—
Custodian fees payable	356	181	91	170	85	109
Administration fees payable	9,740	9,630	9,740	9,740	9,740	9,765
Trustee fees payable	25	123	30	105	46	60
Compliance services fees payable	11	65	12	47	23	35
Listing, Data and related fees payable	2,142	2,142	2,419	2,142	2,142	3,752
Professional fees payable	10,123	30,788	23,135	24,489	23,971	15,186
Payable for variation margin on futures contracts	5,930	—	—	—	—	—
Unrealized depreciation on non-exchange traded swap agreements	833,063	8,737,900	2,077,752	1,661,861	1,035,704	3,144,654
Other liabilities	2,500	1,954	893	2,533	1,275	1,948
Total Liabilities	863,890	8,788,037	2,114,072	1,704,545	1,493,213	3,175,509
NET ASSETS	$2,500,074	$14,815,663	$4,481,813	$13,099,609	$5,461,333	$5,494,530
NET ASSETS CONSIST OF:
Paid in Capital	$57,551,223	$110,094,308	$27,328,388	$179,047,565	$33,086,647	$80,810,079
Distributable earnings (loss)	(55,051,149)	(95,278,645)	(22,846,575)	(165,947,956)	(27,625,314)	(75,315,549)
NET ASSETS	$2,500,074	$14,815,663	$4,481,813	$13,099,609	$5,461,333	$5,494,530
Shares (unlimited number of shares authorized, no par value)	163,510	783,546	387,428	588,771	324,913	296,096
Net Asset Value	$15.29	$18.91	$11.57	$22.25	$16.81	$18.56

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF ASSETS AND LIABILITIES :: NOVEMBER 30, 2022 (UNAUDITED) :: 187

	UltraShort Oil & Gas	UltraShort QQQ	UltraShort Real Estate	UltraShort Russell2000	UltraShort S&P500®	UltraShort Semiconductors
ASSETS:
Securities and Repurchase Agreements, at cost	$33,361,078	$235,269,670	$48,046,227	$63,603,472	$778,602,274	$8,138,505
Securities, at value	—	208,209,631	—	49,685,000	643,793,750	—
Repurchase Agreements, at value	33,361,078	26,751,434	48,046,227	13,821,600	134,300,705	8,138,505
Cash	1,765,679	2,265,823	2,542,853	731,430	7,107,836	430,715
Segregated cash balances with brokers for futures contracts	—	173,800	—	57,420	2,289,600	—
Segregated cash balances with custodian for swap agreements	31,418,461	45,025,367	15,482,271	21,313,588	29,044,436	2,350,078
Dividends and interest receivable	3,440	2,759	4,955	1,425	13,850	839
Receivable for capital shares issued	1,739,177	14,059,017	1,663,062	—	25,463,095	511,756
Receivable for variation margin on futures contracts	—	499,049	—	203,378	861,398	—
Unrealized appreciation on non-exchange traded swap agreements	1,880,801	97,445,996	2,935,738	15,461,102	116,785,901	642,351
Prepaid expenses	92	862	47	276	3,580	15
Total Assets	70,168,728	394,433,738	70,675,153	101,275,219	959,664,151	12,074,259
LIABILITIES:
Payable for capital shares redeemed	—	9,728,509	—	1,456,297	2,043,026	—
Advisory fees payable	19,274	206,311	27,371	36,271	540,168	487
Management Services fees payable	3,571	33,354	5,227	7,179	72,022	857
Custodian fees payable	416	5,526	590	2,048	9,500	102
Administration fees payable	10,369	33,419	13,399	17,424	45,457	9,740
Trustee fees payable	239	3,619	405	1,064	6,829	67
Compliance services fees payable	121	1,638	157	516	3,497	26
Listing, Data and related fees payable	10,975	84,294	14,286	20,260	2,142	4,104
Professional fees payable	15,236	13,899	15,772	13,341	15,292	10,127
Unrealized depreciation on non-exchange traded swap agreements	18,454,696	37,416,715	11,595,218	21,604,158	127,171,188	3,358,624
Other liabilities	20,731	35,172	13,290	11,058	65,075	1,638
Total Liabilities	18,535,628	47,562,456	11,685,715	23,169,616	129,974,196	3,385,772
NET ASSETS	$51,633,100	$346,871,282	$58,989,438	$78,105,603	$829,689,955	$8,688,487
NET ASSETS CONSIST OF:
Paid in Capital	$183,657,177	$1,876,653,473	$300,917,353	$835,875,486	$6,043,611,773	$56,816,734
Distributable earnings (loss)	(132,024,077)	(1,529,782,191)	(241,927,915)	(757,769,883)	(5,213,921,818)	(48,128,247)
NET ASSETS	$51,633,100	$346,871,282	$58,989,438	$78,105,603	$829,689,955	$8,688,487
Shares (unlimited number of shares authorized, no par value)	4,453,254	16,045,774	3,547,077	5,363,966	20,306,249	424,460
Net Asset Value	$11.59	$21.62	$16.63	$14.56	$40.86	$20.47

See accompanying notes to the financial statements.

188 :: NOVEMBER 30, 2022 (UNAUDITED) :: STATEMENTS OF ASSETS AND LIABILITIES PROSHARES TRUST

	UltraShort SmallCap600	UltraShort Technology	UltraShort Utilities
ASSETS:
Securities and Repurchase Agreements, at cost	$3,502,459	$9,199,169	$2,287,660
Securities, at value	—	—	—
Repurchase Agreements, at value	3,502,459	9,199,169	2,287,660
Cash	185,350	486,874	121,060
Segregated cash balances with custodian for swap agreements	1,218,382	3,896,471	1,338,683
Dividends and interest receivable	361	949	236
Receivable for capital shares issued	—	921,136	—
Receivable from Advisor	3,170	—	3,018
Unrealized appreciation on non-exchange traded swap agreements	—	1,196,290	13,132
Prepaid expenses	2,887	17	5

Total Assets	4,912,609	15,700,906	3,763,794
LIABILITIES:

Advisory fees payable	—	1,064	—
Management Services fees payable	—	989	—
Custodian fees payable	42	167	63
Administration fees payable	9,740	9,740	9,740
Trustee fees payable	32	75	24
Compliance services fees payable	17	37	11
Listing, Data and related fees payable	2,142	4,983	2,919
Professional fees payable	10,128	13,130	10,123
Unrealized depreciation on non-exchange traded swap agreements	745,602	2,657,194	862,059
Other liabilities	1,315	5,526	1,964
Total Liabilities	769,018	2,692,905	886,903
NET ASSETS	$4,143,591	$13,008,001	$2,876,891
NET ASSETS CONSIST OF:
Paid in Capital	$35,841,890	$41,981,571	$15,465,761
Distributable earnings (loss)	(31,698,299)	(28,973,570)	(12,588,870)
NET ASSETS	$4,143,591	$13,008,001	$2,876,891
Shares (unlimited number of shares authorized, no par value)	183,946	706,103	268,720
Net Asset Value	$22.53	$18.42	$10.71

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF ASSETS AND LIABILITIES :: NOVEMBER 30, 2022 (UNAUDITED) :: 189

STATEMENTS OF OPERATIONS

190 :: FOR THE PERIODS ENDED NOVEMBER 30, 2022 (UNAUDITED) :: STATEMENTS OF OPERATIONS PROSHARES TRUST

	Short 7-10 Year Treasury	Short 20+ Year Treasury	Short Dow30SM	Short Financials	Short FTSE China 50	Short High Yield
	Six Months Ended November 30, 2022	Six Months Ended November 30, 2022	Six Months Ended November 30, 2022	Six Months Ended November 30, 2022	Six Months Ended November 30, 2022	Six Months Ended November 30, 2022
INVESTMENT INCOME:
Interest	$1,386,940	$4,790,303	$2,520,274	$307,132	$94,938	$3,379,831
Total Investment Income	1,386,940	4,790,303	2,520,274	307,132	94,938	3,379,831
EXPENSES:
Advisory fees (Note 4)	586,585	2,064,840	1,093,865	114,899	39,097	1,352,804
Management Services fees (Note 4)	78,211	275,310	145,847	15,320	5,213	180,373
Professional fees	11,394	17,696	13,488	9,148	12,562	17,956
Administration fees (Note 5)	38,957	72,445	51,682	19,290	19,248	56,867
Custodian fees (Note 6)	5,767	14,557	9,217	1,062	328	10,968
Printing and Shareholder reports	13,296	37,874	22,219	4,473	1,328	30,969
Listing, Data and related fees (Note 7)	10,498	26,160	62,971	10,759	9,584	99,621
Trustees fees (Note 8)	1,639	5,659	2,957	307	100	3,749
Compliance services fees (Note 4)	130	56	242	50	12	647
Other fees	3,783	9,807	5,868	2,837	2,342	7,545
Total Gross Expenses before fees waived and/or reimbursed	750,260	2,524,404	1,408,356	178,145	89,814	1,761,499
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(7,010)	—	(23,272)	(32,646)	(40,250)	(47,735)
Total Net Expenses	743,250	2,524,404	1,385,084	145,499	49,564	1,713,764
Net Investment Income (Loss)	643,690	2,265,899	1,135,190	161,633	45,374	1,666,067
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities	—	(7,705)	—	—	—	—
Expiration or closing of futures contracts	56,285	1,254,428	(5,233,056)	—	—	—
Expiration or closing of non-exchange traded swap agreements	8,681,733	86,715,827	—	(255,548)	—	5,417,972
Net realized gain (loss)	8,738,018	87,962,550	(5,233,056)	(255,548)	—	5,417,972
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION FROM:
Investments	9,760	489,700	149,721	—	—	(236,411)
Futures contracts	(29,200)	(138,085)	(969,901)	—	—	—
Non-exchange traded swap agreements	(1,060,871)	(37,323,354)	(20,916,734)	(2,047,134)	944,784	(3,803,799)
Change in net unrealized appreciation/depreciation	(1,080,311)	(36,971,739)	(21,736,914)	(2,047,134)	944,784	(4,040,210)
Net realized and unrealized gain (loss)	7,657,707	50,990,811	(26,969,970)	(2,302,682)	944,784	1,377,762
Change in Net Assets Resulting from Operations	$8,301,397	$53,256,710	$(25,834,780)	$(2,141,049)	$990,158	$3,043,829

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF OPERATIONS :: FOR THE PERIODS ENDED NOVEMBER 30, 2022 (UNAUDITED) :: 191

	Short MidCap400	Short MSCI EAFE	Short MSCI Emerging Markets	Short QQQ	Short Real Estate	Short Russell2000
	Six Months Ended November 30, 2022	Six Months Ended November 30, 2022	Six Months Ended November 30, 2022	Six Months Ended November 30, 2022	Six Months Ended November 30, 2022	Six Months Ended November 30, 2022
INVESTMENT INCOME:
Interest	$139,872	$1,266,036	$525,399	$14,597,383	$536,625	$4,990,298
Total Investment Income	139,872	1,266,036	525,399	14,597,383	536,625	4,990,298
EXPENSES:
Advisory fees (Note 4)	51,547	452,334	208,480	5,723,990	187,192	1,947,629
Management Services fees (Note 4)	6,873	60,311	27,797	763,193	24,959	259,682
Professional fees	8,840	14,722	15,251	34,472	9,316	18,699
Administration fees (Note 5)	18,995	33,827	24,407	107,102	23,287	69,031
Custodian fees (Note 6)	1,503	3,757	1,845	46,715	1,660	16,808
Printing and Shareholder reports	1,984	8,379	20,233	129,547	3,031	50,304
Listing, Data and related fees (Note 7)	5,885	22,944	14,339	768,703	14,615	251,328
Trustees fees (Note 8)	139	1,195	558	15,558	481	5,301
Compliance services fees (Note 4)	13	213	80	2,133	99	667
Other fees	2,335	4,627	3,049	32,173	3,609	10,504
Total Gross Expenses before fees waived and/or reimbursed	98,114	602,309	316,039	7,623,586	268,249	2,629,953
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(32,833)	(29,551)	(51,898)	(371,111)	(31,122)	(163,096)
Total Net Expenses	65,281	572,758	264,141	7,252,475	237,127	2,466,857
Net Investment Income (Loss)	74,591	693,278	261,258	7,344,908	299,498	2,523,441
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities	—	—	—	(36,121)	—	(12,150)
Expiration or closing of futures contracts	(100,367)	—	—	(1,668,843)	—	(2,947,122)
Expiration or closing of non-exchange traded swap agreements	(338,234)	—	2,211,600	126,336,484	(88,044)	21,722,434
Net realized gain (loss)	(438,601)	—	2,211,600	124,631,520	(88,044)	18,763,162
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION FROM:
Investments	—	(7,933)	—	(368,926)	—	(116,883)
Futures contracts	(18,784)	—	—	(3,090,550)	—	(2,439,429)
Non-exchange traded swap agreements	(434,426)	(10,371,811)	(1,424,960)	(114,363,231)	(1,013,604)	(36,972,791)
Change in net unrealized appreciation/depreciation	(453,210)	(10,379,744)	(1,424,960)	(117,822,707)	(1,013,604)	(39,529,103)
Net realized and unrealized gain (loss)	(891,811)	(10,379,744)	786,640	6,808,813	(1,101,648)	(20,765,941)
Change in Net Assets Resulting from Operations	$(817,220)	$(9,686,466)	$1,047,898	$14,153,721	$(802,150)	$(18,242,500)

See accompanying notes to the financial statements.

192 :: FOR THE PERIODS ENDED NOVEMBER 30, 2022 (UNAUDITED) :: STATEMENTS OF OPERATIONS PROSHARES TRUST

	Short S&P500®	Short SmallCap600	Ultra 7-10 Year Treasury	Ultra 20+ Year Treasury	Ultra Basic Materials	Ultra Consumer Goods
	Six Months Ended November 30, 2022	Six Months Ended November 30, 2022	Six Months Ended November 30, 2022	Six Months Ended November 30, 2022	Six Months Ended November 30, 2022	Six Months Ended November 30, 2022
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$494,819	$62,115
Interest	29,091,268	124,452	150,921	416,988	127,418	13,256
Securities lending income (Note 2)	—	—	—	—	1,241	1,029
Total Investment Income	29,091,268	124,452	150,921	416,988	623,478	76,400
EXPENSES:
Advisory fees (Note 4)	11,106,953	42,494	53,881	146,975	160,312	26,334
Management Services fees (Note 4)	1,480,917	5,666	7,184	19,597	21,375	3,511
Professional fees	62,081	8,781	9,140	9,627	11,852	10,648
Administration fees (Note 5)	141,506	19,248	20,751	22,469	39,221	37,493
Custodian fees (Note 6)	89,030	344	1,475	1,906	2,767	2,017
Printing and Shareholder reports	134,355	1,416	1,549	2,722	2,834	1,232
Listing, Data and related fees (Note 7)	8,518	5,885	5,170	6,101	13,181	6,036
Trustees fees (Note 8)	30,671	105	157	419	451	78
Compliance services fees (Note 4)	3,962	15	6	22	—	—
Other fees	53,568	2,370	2,329	3,058	2,603	2,060
Total Gross Expenses before fees waived and/or reimbursed	13,111,561	86,324	101,642	212,896	254,596	89,409
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	—	(32,500)	(33,446)	(27,054)	(51,789)	(56,085)
Total Net Expenses	13,111,561	53,824	68,196	185,842	202,807	33,324
Net Investment Income (Loss)	15,979,707	70,628	82,725	231,146	420,671	43,076
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities	(87,424)	—	—	—	(532,892)	(284,500)
Expiration or closing of futures contracts	(13,720,582)	—	(23,471)	(36,779)	—	—
Expiration or closing of non-exchange traded swap agreements	119,382,297	(294,980)	(1,950,383)	(15,713,759)	10,149	(925,309)
In-kind redemptions of investments	—	—	—	—	(447,083)	(137,575)
Net realized gain (loss)	105,574,291	(294,980)	(1,973,854)	(15,750,538)	(969,826)	(1,347,384)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION FROM:
Investments	(1,083,531)	—	—	—	(1,538,393)	173,158
Futures contracts	(6,340,841)	—	2,623	8,038	—	—
Non-exchange traded swap agreements	(113,665,700)	(509,966)	34,786	3,514,853	(5,485,003)	383,766
Change in net unrealized appreciation/depreciation	(121,090,072)	(509,966)	37,409	3,522,891	(7,023,396)	556,924
Net realized and unrealized gain (loss)	(15,515,781)	(804,946)	(1,936,445)	(12,227,647)	(7,993,222)	(790,460)
Change in Net Assets Resulting from Operations	$463,926	$(734,318)	$(1,853,720)	$(11,996,501)	$(7,572,551)	$(747,384)

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF OPERATIONS :: FOR THE PERIODS ENDED NOVEMBER 30, 2022 (UNAUDITED) :: 193

	Ultra Consumer Services	Ultra Dow30SM	Ultra Financials	Ultra FTSE China 50	Ultra FTSE Europe	Ultra Health Care
	Six Months Ended November 30, 2022	Six Months Ended November 30, 2022	Six Months Ended November 30, 2022	Six Months Ended November 30, 2022	Six Months Ended November 30, 2022	Six Months Ended November 30, 2022
INVESTMENT INCOME:
Dividends	$56,819	$3,470,545	$4,788,557	$—	$—	$665,802
Interest	42,491	1,201,901	299,683	42,764	24,485	312,041
Securities lending income (Note 2)	1,482	9,961	13,208	—	—	492
Foreign withholding tax on income	—	—	(625)	—	—	—
Total Investment Income	100,792	4,682,407	5,100,823	42,764	24,485	978,335
EXPENSES:
Advisory fees (Note 4)	43,994	1,310,215	2,123,869	32,427	12,604	374,731
Management Services fees (Note 4)	5,866	174,694	283,181	4,324	1,681	49,964
Professional fees	10,483	17,284	24,708	15,051	15,164	13,115
Administration fees (Note 5)	37,492	81,247	95,798	19,523	19,248	54,504
Custodian fees (Note 6)	2,533	10,890	33,666	223	95	10,256
Printing and Shareholder reports	1,157	14,800	22,903	958	16	4,794
Listing, Data and related fees (Note 7)	6,978	74,510	117,906	8,739	5,136	24,617
Trustees fees (Note 8)	129	3,597	5,902	95	36	1,076
Compliance services fees (Note 4)	—	42	—	—	—	—
Other fees	2,127	6,713	10,546	2,251	2,190	3,610
Total Gross Expenses before fees waived and/or reimbursed	110,759	1,693,992	2,718,479	83,591	56,170	536,667
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(55,077)	(34,188)	(29,691)	(42,604)	(40,225)	(62,048)
Total Net Expenses	55,682	1,659,804	2,688,788	40,987	15,945	474,619
Net Investment Income (Loss)	45,110	3,022,603	2,412,035	1,777	8,540	503,716
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities	(1,016,772)	(8,517,853)	(15,518,006)	—	—	(4,071,039)
Expiration or closing of futures contracts	—	659,868	—	—	—	—
Expiration or closing of non-exchange traded swap agreements	(1,066,466)	(19,654,747)	54,142,695	(7,183,496)	(1,254,957)	44,549
In-kind redemptions of investments	(403,556)	687,930	(2,781,066)	—	—	(1,414,515)
Net realized gain (loss)	(2,486,794)	(26,824,802)	35,843,623	(7,183,496)	(1,254,957)	(5,441,005)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION FROM:
Investments	1,087,152	16,491,832	8,516,755	—	—	7,268,673
Futures contracts	—	2,460,563	—	—	—	—
Non-exchange traded swap agreements	285,030	31,648,169	(76,468,820)	4,606,774	572,261	1,542,383
Change in net unrealized appreciation/depreciation	1,372,182	50,600,564	(67,952,065)	4,606,774	572,261	8,811,056
Net realized and unrealized gain (loss)	(1,114,612)	23,775,762	(32,108,442)	(2,576,722)	(682,696)	3,370,051
Change in Net Assets Resulting from Operations	$(1,069,502)	$26,798,365	$(29,696,407)	$(2,574,945)	$(674,156)	$3,873,767

See accompanying notes to the financial statements.

194 :: FOR THE PERIODS ENDED NOVEMBER 30, 2022 (UNAUDITED) :: STATEMENTS OF OPERATIONS PROSHARES TRUST

	Ultra High Yield	Ultra Industrials	Ultra MidCap400	Ultra MSCI Brazil Capped	Ultra MSCI EAFE	Ultra MSCI Emerging Markets
	Six Months Ended November 30, 2022	Six Months Ended November 30, 2022	Six Months Ended November 30, 2022	Six Months Ended November 30, 2022	Six Months Ended November 30, 2022	Six Months Ended November 30, 2022
INVESTMENT INCOME:
Dividends	$—	$96,770	$885,771	$—	$—	$—
Interest	83,390	23,014	343,014	26,286	44,159	155,554
Securities lending income (Note 2)	—	532	11,297	—	—	—
Foreign withholding tax on income	—	(30)	—	—	—	—
Total Investment Income	83,390	120,286	1,240,082	26,286	44,159	155,554
EXPENSES:
Advisory fees (Note 4)	35,386	55,389	437,448	19,541	25,059	80,878
Management Services fees (Note 4)	4,718	7,385	58,326	2,606	3,341	10,784
Professional fees	11,477	10,424	11,786	15,301	15,331	14,825
Administration fees (Note 5)	19,315	37,492	57,790	19,248	19,248	20,030
Custodian fees (Note 6)	299	6,107	33,539	133	197	480
Printing and Shareholder reports	171	663	4,856	1,416	653	958
Listing, Data and related fees (Note 7)	6,524	7,586	5,885	6,229	6,586	12,280
Trustees fees (Note 8)	85	157	1,195	55	73	231
Compliance services fees (Note 4)	—	—	7	—	—	—
Other fees	2,044	2,342	3,926	2,217	2,214	2,446
Total Gross Expenses before fees waived and/or reimbursed	80,019	127,545	614,758	66,746	72,702	142,912
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(35,271)	(57,384)	(60,759)	(42,057)	(41,001)	(40,611)
Total Net Expenses	44,748	70,161	553,999	24,689	31,701	102,301
Net Investment Income (Loss)	38,642	50,125	686,083	1,597	12,458	53,253
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities	—	(1,169,345)	(4,988,466)	—	—	1,299
Expiration or closing of futures contracts	—	—	228,599	—	—	—
Expiration or closing of non-exchange traded swap agreements	(1,845,711)	(1,223,709)	(238,522)	(1,195,912)	(1,580,012)	(16,847,004)
In-kind redemptions of investments	—	(123,394)	—	—	—	—
Net realized gain (loss)	(1,845,711)	(2,516,448)	(4,998,389)	(1,195,912)	(1,580,012)	(16,845,705)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION FROM:
Investments	—	1,686,061	5,729,846	—	—	—
Futures contracts	—	—	558,503	—	—	—
Non-exchange traded swap agreements	(531,828)	1,632,393	589,124	(1,017,293)	266,715	12,399,874
Change in net unrealized appreciation/depreciation	(531,828)	3,318,454	6,877,473	(1,017,293)	266,715	12,399,874
Net realized and unrealized gain (loss)	(2,377,539)	802,006	1,879,084	(2,213,205)	(1,313,297)	(4,445,831)
Change in Net Assets Resulting from Operations	$(2,338,897)	$852,131	$2,565,167	$(2,211,608)	$(1,300,839)	$(4,392,578)
See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF OPERATIONS :: FOR THE PERIODS ENDED NOVEMBER 30, 2022 (UNAUDITED) :: 195

	Ultra MSCI Japan	Ultra Nasdaq Biotechnology	Ultra Nasdaq Cloud Computing	Ultra Nasdaq Cybersecurity	Ultra Oil & Gas	Ultra QQQ
	Six Months Ended November 30, 2022	Six Months Ended November 30, 2022	Six Months Ended November 30, 2022	Six Months Ended November 30, 2022	Six Months Ended November 30, 2022	Six Months Ended November 30, 2022
INVESTMENT INCOME:
Dividends	$27,022	$333,272	$4,358	$16	$2,007,737	$12,298,203
Interest	22,587	105,747	2,871	7,464	209,012	13,809,339
Securities lending income (Note 2)	—	34,013	28	8	910	550,667
Foreign withholding tax on income	—	(4,237)	(16)	—	—	(24,684)
Total Investment Income	49,609	468,795	7,241	7,488	2,217,659	26,633,525
EXPENSES:
Advisory fees (Note 4)	19,346	377,041	6,588	8,289	599,974	11,708,189
Management Services fees (Note 4)	2,580	50,272	878	1,105	79,996	1,561,080
Professional fees	15,117	13,394	8,317	8,326	14,101	81,578
Administration fees (Note 5)	36,710	55,278	35,351	17,645	62,506	170,728
Custodian fees (Note 6)	191	16,825	1,529	53	8,967	135,315
Printing and Shareholder reports	28	9,749	508	830	12,449	74,216
Listing, Data and related fees (Note 7)	6,173	52,376	2,267	2,337	37,448	1,568,345
Trustees fees (Note 8)	52	1,136	17	23	1,584	33,235
Other fees	2,174	3,368	1,922	1,928	4,411	56,477
Total Gross Expenses before fees waived and/or reimbursed	82,371	579,439	57,377	40,536	821,436	15,389,163
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(57,886)	(101,364)	(49,045)	(30,046)	(61,590)	(582,518)
Total Net Expenses	24,485	478,075	8,332	10,490	759,846	14,806,645
Net Investment Income (Loss)	25,124	(9,280)	(1,091)	(3,002)	1,457,813	11,826,880
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities	(821,969)	(4,536,676)	(475,596)	(40,389)	(828,619)	(232,473,006)
Expiration or closing of futures contracts	—	—	—	—	—	5,451,315
Expiration or closing of non-exchange traded swap agreements	(195,577)	(1,125,008)	(796,685)	(567,908)	86,393,763	(259,289,050)
In-kind redemptions of investments	—	(957,877)	120,849	—	16,970,457	(41,419,829)
Net realized gain (loss)	(1,017,546)	(6,619,561)	(1,151,432)	(608,297)	102,535,601	(527,730,570)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION FROM:
Investments	569,296	17,792,788	251,615	33,744	(13,077,457)	31,917,164
Futures contracts	—	—	—	—	—	18,999,971
Non-exchange traded swap agreements	(165,003)	14,804,608	552,287	292,910	(92,581,771)	(178,710,951)
Change in net unrealized appreciation/depreciation	404,293	32,597,396	803,902	326,654	(105,659,228)	(127,793,816)
Net realized and unrealized gain (loss)	(613,253)	25,977,835	(347,530)	(281,643)	(3,123,627)	(655,524,386)
Change in Net Assets Resulting from Operations	$(588,129)	$25,968,555	$(348,621)	$(284,645)	$(1,665,814)	$(643,697,506)

See accompanying notes to the financial statements.

196 :: FOR THE PERIODS ENDED NOVEMBER 30, 2022 (UNAUDITED) :: STATEMENTS OF OPERATIONS PROSHARES TRUST

	Ultra Real Estate	Ultra Russell2000	Ultra S&P500®	Ultra Semiconductors	Ultra SmallCap600	Ultra Technology
	Six Months Ended November 30, 2022	Six Months Ended November 30, 2022	Six Months Ended November 30, 2022	Six Months Ended November 30, 2022	Six Months Ended November 30, 2022	Six Months Ended November 30, 2022
INVESTMENT INCOME:
Dividends	$1,057,997	$930,379	$22,334,980	$1,050,794	$207,754	$1,509,056
Interest	139,696	548,238	11,956,431	429,636	92,700	1,082,958
Securities lending income (Note 2)	474	105,239	75,831	2,660	1,134	5,447
Foreign withholding tax on income	—	(1,834)	(5,336)	(5,353)	(188)	(2,771)
Total Investment Income	1,198,167	1,582,022	34,361,906	1,477,737	301,400	2,594,690
EXPENSES:
Advisory fees (Note 4)	306,420	578,208	11,018,044	590,401	112,124	1,584,012
Management Services fees (Note 4)	40,856	77,094	1,469,062	78,719	14,950	211,200
Professional fees	12,980	13,331	75,145	17,546	9,435	19,894
Administration fees (Note 5)	50,375	64,708	166,128	63,328	36,979	88,055
Custodian fees (Note 6)	3,794	55,731	436,972	12,332	38,903	39,579
Printing and Shareholder reports	5,070	6,233	81,973	18,774	1,194	20,122
Listing, Data and related fees (Note 7)	20,974	77,870	8,518	36,120	5,885	89,113
Trustees fees (Note 8)	879	1,689	30,675	1,654	311	4,688
Compliance services fees (Note 4)	—	—	—	—	1	—
Other fees	3,366	4,127	47,132	4,904	2,580	9,472
Total Gross Expenses before fees waived and/or reimbursed	444,714	878,991	13,333,649	823,778	222,362	2,066,135
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(57,239)	(146,998)	—	(78,120)	(80,418)	(63,474)
Total Net Expenses	387,475	731,993	13,333,649	745,658	141,944	2,002,661
Net Investment Income (Loss)	810,692	850,029	21,028,257	732,079	159,456	592,029
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities	(5,580,851)	(21,207,968)	(64,295,717)	(20,462,761)	(2,072,491)	(50,332,649)
Expiration or closing of futures contracts	—	752,179	13,882,509	—	—	—
Expiration or closing of non-exchange traded swap agreements	(8,484,548)	(4,759,089)	(69,439,390)	7,967,011	(3,730,791)	(133,510,207)
In-kind redemptions of investments	(96,406)	(4,542,536)	(89,192,829)	(3,955,292)	350,806	(11,350,085)
Foreign currency transactions	—	—	2	—	—	—
Net realized gain (loss)	(14,161,805)	(29,757,414)	(209,045,425)	(16,451,042)	(5,452,476)	(195,192,941)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION FROM:
Investments	(4,047,215)	25,498,604	65,573,711	(2,832,843)	1,169,648	15,347,559
Futures contracts	—	444,619	4,631,127	—	—	—
Non-exchange traded swap agreements	(4,189,287)	(4,749,872)	(132,704,032)	(47,863,436)	2,527,228	68,845,869
Foreign currency translations	—	—	(8)	—	—	—
Change in net unrealized appreciation/depreciation	(8,236,502)	21,193,351	(62,499,202)	(50,696,279)	3,696,876	84,193,428
Net realized and unrealized gain (loss)	(22,398,307)	(8,564,063)	(271,544,627)	(67,147,321)	(1,755,600)	(110,999,513)
Change in Net Assets Resulting from Operations	$(21,587,615)	$(7,714,034)	$(250,516,370)	$(66,415,242)	$(1,596,144)	$(110,407,484)

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF OPERATIONS :: FOR THE PERIODS ENDED NOVEMBER 30, 2022 (UNAUDITED) :: 197

	Ultra Telecommunications	Ultra Utilities	UltraPro Dow30SM	UltraPro MidCap400	UltraPro QQQ	UltraPro Russell2000
	Six Months Ended November 30, 2022	Six Months Ended November 30, 2022	Six Months Ended November 30, 2022	Six Months Ended November 30, 2022	Six Months Ended November 30, 2022	Six Months Ended November 30, 2022
INVESTMENT INCOME:
Dividends	$22,436	$218,052	$5,625,186	$172,886	$38,393,844	$1,304,509
Interest	4,406	24,728	2,056,351	45,149	115,818,807	464,464
Securities lending income (Note 2)	10	23	5,976	2,712	1,705,239	139,706
Foreign withholding tax on income	—	—	—	—	(72,585)	(2,415)
Total Investment Income	26,852	242,803	7,687,513	220,747	155,845,305	1,906,264
EXPENSES:
Advisory fees (Note 4)	6,680	66,035	2,237,546	95,796	45,693,920	828,010
Management Services fees (Note 4)	891	8,805	298,337	12,773	6,092,478	110,400
Professional fees	10,339	10,686	20,884	9,952	284,390	13,918
Administration fees (Note 5)	37,493	37,493	97,377	37,492	397,377	70,948
Custodian fees (Note 6)	1,101	756	22,361	40,041	444,903	28,306
Printing and Shareholder reports	67	2,376	41,632	2,574	605,218	14,770
Listing, Data and related fees (Note 7)	4,988	8,153	123,968	5,885	6,099,928	109,511
Trustees fees (Note 8)	18	188	6,101	265	125,789	2,310
Compliance services fees (Note 4)	—	7	—	—	1,185	—
Other fees	1,968	2,390	10,694	2,380	229,563	5,176
Total Gross Expenses before fees waived and/or reimbursed	63,545	136,889	2,858,900	207,158	59,974,751	1,183,349
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(55,090)	(53,334)	(24,048)	(85,914)	(5,917,987)	(135,496)
Total Net Expenses	8,455	83,555	2,834,852	121,244	54,056,764	1,047,853
Net Investment Income (Loss)	18,397	159,248	4,852,661	99,503	101,788,541	858,411
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities	(30,154)	(330,485)	(47,712,560)	(2,913,865)	(2,177,213,659)	(20,343,371)
Expiration or closing of futures contracts	—	—	5,136,849	106,881	11,557,745	463,295
Expiration or closing of non-exchange traded swap agreements	(6,943)	(346,268)	27,885,495	(16,699,775)	(2,885,861,087)	(84,360,965)
In-kind redemptions of investments	—	—	10,731,001	(121,231)	267,867,261	1,532,951
Net realized gain (loss)	(37,097)	(676,753)	(3,959,215)	(19,627,990)	(4,783,649,740)	(102,708,090)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION FROM:
Investments	(24,205)	(689,132)	56,721,841	2,566,773	1,280,454,249	19,755,360
Futures contracts	—	—	1,754,022	84,957	39,898,996	853,270
Non-exchange traded swap agreements	(96,179)	(1,319,600)	16,156,028	15,379,134	(72,591,872)	62,470,875
Change in net unrealized appreciation/depreciation	(120,384)	(2,008,732)	74,631,891	18,030,864	1,247,761,373	83,079,505
Net realized and unrealized gain (loss)	(157,481)	(2,685,485)	70,672,676	(1,597,126)	(3,535,888,367)	(19,628,585)
Change in Net Assets Resulting from Operations	$(139,084)	$(2,526,237)	$75,525,337	$(1,497,623)	$(3,434,099,826)	$(18,770,174)

See accompanying notes to the financial statements.

198 :: FOR THE PERIODS ENDED NOVEMBER 30, 2022 (UNAUDITED) :: STATEMENTS OF OPERATIONS PROSHARES TRUST

	UltraPro S&P500®	UltraPro Short 20+ Year Treasury	UltraPro Short Dow30SM	UltraPro Short MidCap400	UltraPro Short QQQ	UltraPro Short Russell2000
	Six Months Ended November 30, 2022	Six Months Ended November 30, 2022	Six Months Ended November 30, 2022	Six Months Ended November 30, 2022	Six Months Ended November 30, 2022	Six Months Ended November 30, 2022
INVESTMENT INCOME:
Dividends	$14,777,526	$—	$—	$—	$—	$—
Interest	12,108,084	3,671,517	3,874,478	79,395	39,345,901	1,476,455
Securities lending income (Note 2)	46,416	—	—	—	—	—
Foreign withholding tax on income	(3,304)	—	—	—	—	—
Total Investment Income	26,928,722	3,671,517	3,874,478	79,395	39,345,901	1,476,455
EXPENSES:
Advisory fees (Note 4)	8,229,816	1,645,439	1,663,988	38,266	16,648,219	702,598
Management Services fees (Note 4)	1,097,301	219,390	221,864	5,102	2,219,746	93,679
Professional fees	55,675	15,742	16,447	9,414	98,589	12,343
Administration fees (Note 5)	147,530	64,176	63,544	19,248	178,455	41,487
Custodian fees (Note 6)	432,390	12,616	12,594	1,440	133,300	7,646
Printing and Shareholder reports	124,219	8,415	36,083	1,571	178,091	12,813
Listing, Data and related fees (Note 7)	6,763	21,087	93,378	5,885	2,232,170	93,626
Trustees fees (Note 8)	22,420	4,348	4,205	103	46,470	1,934
Compliance services fees (Note 4)	19	602	355	11	6,303	153
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	88,681	—	—	—	—
Other fees	40,481	6,700	7,503	2,142	124,359	5,724
Total Gross Expenses before fees waived and/or reimbursed	10,156,614	2,087,196	2,119,961	83,182	21,865,702	972,003
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	—	—	(14,593)	(34,774)	(755,478)	(82,606)
Total Net Expenses	10,156,614	2,087,196	2,105,368	48,408	21,110,224	889,397
Net Investment Income (Loss)	16,772,108	1,584,321	1,769,110	30,987	18,235,677	587,058
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities	(77,935,957)	—	—	—	(841,524)	—
Expiration or closing of futures contracts	(492,301)	1,551,481	(9,131,176)	(70,762)	(12,036,192)	(2,220,876)
Expiration or closing of non-exchange traded swap agreements	(274,689,652)	122,746,891	—	(453,263)	148,705,753	(21,931,349)
In-kind redemptions of investments	24,406,676	—	—	—	—	—
Net realized gain (loss)	(328,711,234)	124,298,372	(9,131,176)	(524,025)	135,828,037	(24,152,225)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION FROM:
Investments	5,791,491	4,182	(81,907)	—	267,835	13,994
Futures contracts	10,289,682	(153,300)	(307,264)	(30,228)	(1,653,430)	(460,815)
Non-exchange traded swap agreements	18,843,710	(19,590,546)	(142,810,919)	(2,555,131)	147,385,273	(11,621,174)
Foreign currency translations	(5)	—	—	—	—	—
Change in net unrealized appreciation/depreciation	34,924,878	(19,739,664)	(143,200,090)	(2,585,359)	145,999,678	(12,067,995)
Net realized and unrealized gain (loss)	(293,786,356)	104,558,708	(152,331,266)	(3,109,384)	281,827,715	(36,220,220)
Change in Net Assets Resulting from Operations	$(277,014,248)	$106,143,029	$(150,562,156)	$(3,078,397)	$300,063,392	$(35,633,162)

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF OPERATIONS :: FOR THE PERIODS ENDED NOVEMBER 30, 2022 (UNAUDITED) :: 199

	UltraPro Short S&P500®	UltraShort 7-10 Year Treasury	UltraShort 20+ Year Treasury	UltraShort Basic Materials	UltraShort Consumer Goods	UltraShort Consumer Services
	Six Months Ended November 30, 2022	Six Months Ended November 30, 2022	Six Months Ended November 30, 2022	Six Months Ended November 30, 2022	Six Months Ended November 30, 2022	Six Months Ended November 30, 2022
INVESTMENT INCOME:
Interest	$12,046,138	$667,097	$10,818,481	$47,755	$31,571	$41,171
Total Investment Income	12,046,138	667,097	10,818,481	47,755	31,571	41,171
EXPENSES:
Advisory fees (Note 4)	4,557,170	330,043	4,555,831	21,882	12,671	22,417
Management Services fees (Note 4)	607,618	44,005	607,440	2,918	1,690	2,989
Professional fees	32,703	10,244	31,524	8,727	10,369	9,700
Administration fees (Note 5)	98,759	31,208	100,211	19,248	19,248	19,248
Custodian fees (Note 6)	37,810	3,575	33,456	217	189	361
Printing and Shareholder reports	57,545	4,536	66,047	811	312	806
Listing, Data and related fees (Note 7)	6,763	7,932	52,828	5,798	5,307	5,827
Trustees fees (Note 8)	12,942	934	12,990	63	37	55
Compliance services fees (Note 4)	1,865	40	514	11	7	11
Other fees	36,855	2,913	18,606	2,112	2,020	2,101
Total Gross Expenses before fees waived and/or reimbursed	5,450,030	435,430	5,479,447	61,787	51,850	63,515
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	—	(17,099)	—	(34,080)	(35,801)	(35,076)
Total Net Expenses	5,450,030	418,331	5,479,447	27,707	16,049	28,439
Net Investment Income (Loss)	6,596,108	248,766	5,339,034	20,048	15,522	12,732
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities	(110,840)	—	(43,062)	—	—	—
Expiration or closing of futures contracts	(9,612,202)	65,947	2,683,141	—	—	—
Expiration or closing of non-exchange traded swap agreements	59,559,362	1,028,098	473,755,408	(63,853)	22,051	2,876,833
Net realized gain (loss)	49,836,320	1,094,045	476,395,487	(63,853)	22,051	2,876,833
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION FROM:
Investments	(296,536)	71,100	421,715	—	—	—
Futures contracts	(1,978,459)	(25,611)	(244,590)	—	—	—
Non-exchange traded swap agreements	(301,869,109)	8,244,938	(208,200,727)	(544,078)	(295,523)	(1,443,644)
Change in net unrealized appreciation/depreciation	(304,144,104)	8,290,427	(208,023,602)	(544,078)	(295,523)	(1,443,644)
Net realized and unrealized gain (loss)	(254,307,784)	9,384,472	268,371,885	(607,931)	(273,472)	1,433,189
Change in Net Assets Resulting from Operations	$(247,711,676)	$9,633,238	$273,710,919	$(587,883)	$(257,950)	$1,445,921

See accompanying notes to the financial statements.

200 :: FOR THE PERIODS ENDED NOVEMBER 30, 2022 (UNAUDITED) :: STATEMENTS OF OPERATIONS PROSHARES TRUST

	UltraShort Dow30SM	UltraShort Financials	UltraShort FTSE China 50	UltraShort FTSE Europe	UltraShort Health Care	UltraShort Industrials
	Six Months Ended November 30, 2022	Six Months Ended November 30, 2022	Six Months Ended November 30, 2022	Six Months Ended November 30, 2022	Six Months Ended November 30, 2022	Six Months Ended November 30, 2022
INVESTMENT INCOME:
Interest	$993,977	$113,149	$197,062	$918,013	$45,988	$20,910
Total Investment Income	993,977	113,149	197,062	918,013	45,988	20,910
EXPENSES:
Advisory fees (Note 4)	459,481	66,316	100,959	453,784	15,789	10,897
Management Services fees (Note 4)	61,264	8,842	13,461	60,504	2,105	1,453
Professional fees	11,136	8,904	14,330	15,731	10,358	10,527
Administration fees (Note 5)	34,189	19,248	19,553	33,619	19,248	19,248
Custodian fees (Note 6)	4,407	522	700	4,395	207	106
Printing and Shareholder reports	14,509	7,479	3,631	6,733	469	955
Listing, Data and related fees (Note 7)	29,137	8,169	17,419	22,783	5,474	5,213
Trustees fees (Note 8)	1,219	182	279	1,161	43	30
Compliance services fees (Note 4)	106	20	26	243	7	2
Other fees	3,479	2,204	2,281	4,996	2,059	1,998
Total Gross Expenses before fees waived and/or reimbursed	618,927	121,886	172,639	603,949	55,759	50,429
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(37,205)	(37,910)	(44,593)	(29,843)	(35,767)	(36,638)
Total Net Expenses	581,722	83,976	128,046	574,106	19,992	13,791
Net Investment Income (Loss)	412,255	29,173	69,016	343,907	25,996	7,119
NET REALIZED GAIN (LOSS) FROM:
Expiration or closing of futures contracts	(2,244,570)	—	—	—	—	—
Expiration or closing of non-exchange traded swap agreements	(6,720,501)	(71,471)	3,708,507	34,176,110	(6,431)	9,152
Net realized gain (loss)	(8,965,071)	(71,471)	3,708,507	34,176,110	(6,431)	9,152
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION FROM:
Investments	6,141	—	—	—	—	—
Futures contracts	(473,725)	—	—	—	—	—
Non-exchange traded swap agreements	(9,110,920)	(1,630,683)	237,975	(66,205,226)	(398,849)	(616,673)
Change in net unrealized appreciation/depreciation	(9,578,504)	(1,630,683)	237,975	(66,205,226)	(398,849)	(616,673)
Net realized and unrealized gain (loss)	(18,543,575)	(1,702,154)	3,946,482	(32,029,116)	(405,280)	(607,521)
Change in Net Assets Resulting from Operations	$(18,131,320)	$(1,672,981)	$4,015,498	$(31,685,209)	$(379,284)	$(600,402)

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF OPERATIONS :: FOR THE PERIODS ENDED NOVEMBER 30, 2022 (UNAUDITED) :: 201

	UltraShort MidCap400	UltraShort MSCI Brazil Capped	UltraShort MSCI EAFE	UltraShort MSCI Emerging Markets	UltraShort MSCI Japan	UltraShort Nasdaq Biotechnology
	Six Months Ended November 30, 2022	Six Months Ended November 30, 2022	Six Months Ended November 30, 2022	Six Months Ended November 30, 2022	Six Months Ended November 30, 2022	Six Months Ended November 30, 2022
INVESTMENT INCOME:
Interest	$29,962	$133,762	$44,592	$112,680	$51,084	$43,382
Total Investment Income	29,962	133,762	44,592	112,680	51,084	43,382
EXPENSES:
Advisory fees (Note 4)	11,417	62,367	15,652	54,410	24,443	31,306
Management Services fees (Note 4)	1,522	8,316	2,087	7,255	3,259	4,174
Professional fees	8,669	15,776	12,998	13,649	13,337	10,453
Administration fees (Note 5)	19,248	18,860	19,248	19,248	19,248	19,248
Custodian fees (Note 6)	1,318	575	230	508	274	311
Printing and Shareholder reports	454	1,539	—	2,486	684	1,294
Listing, Data and related fees (Note 7)	5,885	7,999	5,337	7,104	5,906	6,190
Trustees fees (Note 8)	29	175	37	145	65	87
Compliance services fees (Note 4)	4	17	7	20	8	4
Other fees	1,978	2,305	2,009	2,168	2,014	2,318
Total Gross Expenses before fees waived and/or reimbursed	50,524	117,929	57,605	106,993	69,238	75,385
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(36,071)	(38,946)	(37,830)	(38,040)	(38,282)	(35,824)
Total Net Expenses	14,453	78,983	19,775	68,953	30,956	39,561
Net Investment Income (Loss)	15,509	54,779	24,817	43,727	20,128	3,821
NET REALIZED GAIN (LOSS) FROM:
Expiration or closing of futures contracts	5,848	—	—	—	—	—
Expiration or closing of non-exchange traded swap agreements	(145,742)	(682,390)	(97,678)	—	389,791	(4,748)
Net realized gain (loss)	(139,894)	(682,390)	(97,678)	—	389,791	(4,748)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION FROM:
Futures contracts	(28,430)	—	—	—	—	—
Non-exchange traded swap agreements	(245,447)	(875,330)	(2,069,104)	438,073	(780,904)	(3,924,623)
Change in net unrealized appreciation/depreciation	(273,877)	(875,330)	(2,069,104)	438,073	(780,904)	(3,924,623)
Net realized and unrealized gain (loss)	(413,771)	(1,557,720)	(2,166,782)	438,073	(391,113)	(3,929,371)
Change in Net Assets Resulting from Operations	$(398,262)	$(1,502,941)	$(2,141,965)	$481,800	$(370,985)	$(3,925,550)

See accompanying notes to the financial statements.

202 :: FOR THE PERIODS ENDED NOVEMBER 30, 2022 (UNAUDITED) :: STATEMENTS OF OPERATIONS PROSHARES TRUST

	UltraShort Oil & Gas	UltraShort QQQ	UltraShort Real Estate	UltraShort Russell2000	UltraShort S&P500®	UltraShort Semiconductors
	Six Months Ended November 30, 2022	Six Months Ended November 30, 2022	Six Months Ended November 30, 2022	Six Months Ended November 30, 2022	Six Months Ended November 30, 2022	Six Months Ended November 30, 2022
INVESTMENT INCOME:
Interest	$323,704	$3,752,578	$485,877	$1,300,725	$8,081,029	$91,548
Total Investment Income	323,704	3,752,578	485,877	1,300,725	8,081,029	91,548
EXPENSES:
Advisory fees (Note 4)	139,453	1,810,786	207,177	548,108	3,748,202	32,158
Management Services fees (Note 4)	18,593	241,435	27,623	73,081	499,756	4,288
Professional fees	10,929	17,874	11,304	12,452	27,293	8,739
Administration fees (Note 5)	20,168	66,066	24,006	36,762	92,875	19,248
Custodian fees (Note 6)	1,477	17,085	1,858	6,494	31,363	351
Printing and Shareholder reports	4,169	32,618	10,229	12,726	69,317	977
Listing, Data and related fees (Note 7)	12,069	246,068	15,681	74,059	5,885	6,347
Trustees fees (Note 8)	384	5,019	543	1,552	10,264	88
Compliance services fees (Note 4)	50	601	97	184	1,190	13
Other fees	2,627	11,283	3,253	5,017	20,702	2,304
Total Gross Expenses before fees waived and/or reimbursed	209,919	2,448,835	301,771	770,435	4,506,847	74,513
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(33,449)	(153,570)	(39,219)	(76,203)	—	(33,814)
Total Net Expenses	176,470	2,295,265	262,552	694,232	4,506,847	40,699
Net Investment Income (Loss)	147,234	1,457,313	223,325	606,493	3,574,182	50,849
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities	—	(93,194)	—	(38,620)	(254,393)	—
Expiration or closing of futures contracts	—	(2,008,230)	—	(1,295,461)	(5,902,997)	—
Expiration or closing of non-exchange traded swap agreements	(12,241,712)	17,381,008	13,655,278	627,581	84,818,776	(749,229)
Net realized gain (loss)	(12,241,712)	15,279,584	13,655,278	(706,500)	78,661,386	(749,229)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION FROM:
Investments	—	(97,845)	—	(96,301)	(82,048)	—
Futures contracts	—	(1,374,493)	—	18,550	(1,322,793)	—
Non-exchange traded swap agreements	4,841,341	10,480,272	(11,808,572)	(5,993,097)	(98,082,942)	(1,808,356)
Change in net unrealized appreciation/depreciation	4,841,341	9,007,934	(11,808,572)	(6,070,848)	(99,487,783)	(1,808,356)
Net realized and unrealized gain (loss)	(7,400,371)	24,287,518	1,846,706	(6,777,348)	(20,826,397)	(2,557,585)
Change in Net Assets Resulting from Operations	$(7,253,137)	$25,744,831	$2,070,031	$(6,170,855)	$(17,252,215)	$(2,506,736)

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF OPERATIONS :: FOR THE PERIODS ENDED NOVEMBER 30, 2022 (UNAUDITED) :: 203

	UltraShort SmallCap600	UltraShort Technology	UltraShort Utilities
	Six Months Ended November 30, 2022	Six Months Ended November 30, 2022	Six Months Ended November 30, 2022
INVESTMENT INCOME:
Interest	$43,794	$86,724	$33,081
Total Investment Income	43,794	86,724	33,081
EXPENSES:
Advisory fees (Note 4)	17,765	43,789	12,717
Management Services fees (Note 4)	2,369	5,838	1,696
Professional fees	8,700	9,781	8,671
Administration fees (Note 5)	19,248	19,248	19,248
Custodian fees (Note 6)	150	585	192
Printing and Shareholder reports	1,018	1,750	290
Listing, Data and related fees (Note 7)	5,885	6,967	5,310
Trustees fees (Note 8)	49	112	34
Compliance services fees (Note 4)	5	14	5
Other fees	1,997	2,261	2,006
Total Gross Expenses before fees waived and/or reimbursed	57,186	90,345	50,169
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(34,684)	(34,796)	(34,052)
Total Net Expenses	22,502	55,549	16,117
Net Investment Income (Loss)	21,292	31,175	16,964
NET REALIZED GAIN (LOSS) FROM:
Expiration or closing of non-exchange traded swap agreements	47,791	5,648,273	684,264
Net realized gain (loss)	47,791	5,648,273	684,264
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION FROM:
Non-exchange traded swap agreements	(299,537)	(3,945,216)	(480,898)
Change in net unrealized appreciation/depreciation	(299,537)	(3,945,216)	(480,898)
Net realized and unrealized gain (loss)	(251,746)	1,703,057	203,366
Change in Net Assets Resulting from Operations	$(230,454)	$1,734,232	$220,330

See accompanying notes to the financial statements.

204 :: FOR THE PERIODS ENDED NOVEMBER 30, 2022 (UNAUDITED) :: STATEMENTS OF OPERATIONS PROSHARES TRUST

STATEMENTS OF CHANGES IN NET ASSETS

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 205

	Short 7-10 Year Treasury		Short 20+ Year Treasury		Short Dow30SM
	Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022	Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022	Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$643,690	$(1,030,121)	$2,265,899	$(5,601,050)	$1,135,190	$(2,225,689)
Net realized gain (loss)	8,738,018	13,030,974	87,962,550	91,830,374	(5,233,056)	(55,094,161)
Change in net unrealized appreciation/depreciation	(1,080,311)	368,002	(36,971,739)	9,430,598	(21,736,914)	52,064,455
Change in net assets resulting from operations	8,301,397	12,368,855	53,256,710	95,659,922	(25,834,780)	(5,255,395)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	92,456,211	223,921,675	485,967,132	1,201,934,471	386,393,155	370,483,867
Cost of shares redeemed	(151,789,921)	(154,551,261)	(752,333,015)	(1,219,984,465)	(299,306,687)	(342,315,337)
Change in net assets resulting from capital transactions	(59,333,710)	69,370,414	(266,365,883)	(18,049,994)	87,086,468	28,168,530
Change in net assets	(51,032,313)	81,739,269	(213,109,173)	77,609,928	61,251,688	22,913,135
NET ASSETS:
Beginning of period	$171,716,654	$89,977,385	$675,162,935	$597,553,007	$255,736,875	$232,823,740
End of period	$120,684,341	$171,716,654	$462,053,762	$675,162,935	$316,988,563	$255,736,875
SHARE TRANSACTIONS:
Beginning of period	6,425,000	3,625,000	34,000,000	33,950,000	7,523,755	6,823,755
Issued	3,325,000	8,850,000	22,500,000	70,750,000	10,950,000	11,050,000
Issued in-kind	—	—	—	—	—	—
Redeemed	(5,475,000)	(6,050,000)	(35,650,000)	(70,700,000)	(8,550,000)	(10,350,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	4,275,000	6,425,000	20,850,000	34,000,000	9,923,755	7,523,755

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.
See accompanying notes to the financial statements.

206 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	Short Financials		Short FTSE China 50		Short High Yield
	Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022	Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022	Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$161,633	$(92,417)	$45,374	$(69,528)	$1,666,067	$(776,516)
Net realized gain (loss)	(255,548)	(4,231,118)	—	999,309	5,417,972	2,776,015
Change in net unrealized appreciation/depreciation	(2,047,134)	4,256,674	944,784	420,688	(4,040,210)	(2,562,954)
Change in net assets resulting from operations	(2,141,049)	(66,861)	990,158	1,350,469	3,043,829	(563,455)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	35,078,671	24,036,193	13,428,061	16,851,461	190,379,713	328,770,206
Cost of shares redeemed	(23,435,708)	(15,330,244)	(10,470,372)	(14,200,857)	(211,954,671)	(39,849,609)
Change in net assets resulting from capital transactions	11,642,963	8,705,949	2,957,689	2,650,604	(21,574,958)	288,920,597
Change in net assets	9,501,914	8,639,088	3,947,847	4,001,073	(18,531,129)	288,357,142
NET ASSETS:
Beginning of period	$18,493,815	$9,854,727	$6,836,423	$2,835,350	$343,041,821	$54,684,679
End of period	$27,995,729	$18,493,815	$10,784,270	$6,836,423	$324,510,692	$343,041,821
SHARE TRANSACTIONS:
Beginning of period	1,474,851	774,851	400,000	200,000	18,600,000	3,000,000
Issued	2,550,000	1,950,000	700,000	1,000,000	9,850,000	17,800,000
Issued in-kind	—	—	—	—	—	—
Redeemed	(1,750,000)	(1,250,000)	(500,000)	(800,000)	(11,100,000)	(2,200,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	2,274,851	1,474,851	600,000	400,000	17,350,000	18,600,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 207

	Short MidCap400		Short MSCI EAFE		Short MSCI Emerging Markets
	Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022	Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022	Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$74,591	$(96,435)	$693,278	$(229,626)	$261,258	$(294,919)
Net realized gain (loss)	(438,601)	(4,272,750)	—	(2,812,000)	2,211,600	(642,969)
Change in net unrealized appreciation/depreciation	(453,210)	4,367,197	(10,379,744)	1,992,714	(1,424,960)	4,739,509
Change in net assets resulting from operations	(817,220)	(1,988)	(9,686,466)	(1,048,912)	1,047,898	3,801,621
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	7,722,957	9,848,424	187,601,789	161,390,383	74,187,772	76,804,412
Cost of shares redeemed	(5,761,082)	(9,643,569)	(121,312,011)	(104,931,666)	(69,850,520)	(58,307,370)
Change in net assets resulting from capital transactions	1,961,875	204,855	66,289,778	56,458,717	4,337,252	18,497,042
Change in net assets	1,144,655	202,867	56,603,312	55,409,805	5,385,150	22,298,663
NET ASSETS:
Beginning of period	$12,206,385	$12,003,518	$64,958,414	$9,548,609	$43,045,563	$20,746,900
End of period	$13,351,040	$12,206,385	$121,561,726	$64,958,414	$48,430,713	$43,045,563
SHARE TRANSACTIONS:
Beginning of period	493,667	493,667	3,325,000	525,000	3,050,000	1,750,000
Issued	300,000	400,000	8,650,000	8,500,000	4,700,000	5,850,000
Issued in-kind	—	—	—	—	—	—
Redeemed	(225,000)	(400,000)	(5,800,000)	(5,700,000)	(4,500,000)	(4,550,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	568,667	493,667	6,175,000	3,325,000	3,250,000	3,050,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

208 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	Short QQQ		Short Real Estate		Short Russell2000
	Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022	Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022	Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$7,344,908	$(5,913,714)	$299,498	$(72,201)	$2,523,441	$(2,498,389)
Net realized gain (loss)	124,631,520	(121,801,412)	(88,044)	(2,547,182)	18,763,162	(43,449,450)
Change in net unrealized appreciation/depreciation	(117,822,707)	178,854,149	(1,013,604)	2,081,298	(39,529,103)	76,208,412
Change in net assets resulting from operations	14,153,721	51,139,023	(802,150)	(538,085)	(18,242,500)	30,260,573
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	2,329,159,479	1,741,063,208	86,475,794	12,565,640	356,744,834	488,113,314
Cost of shares redeemed	(2,061,626,301)	(1,303,970,149)	(39,882,838)	(3,419,993)	(342,274,975)	(338,502,314)
Change in net assets resulting from capital transactions	267,533,178	437,093,059	46,592,956	9,145,647	14,469,859	149,611,000
Change in net assets	281,686,899	488,232,082	45,790,806	8,607,562	(3,772,641)	179,871,573
NET ASSETS:
Beginning of period	$1,083,760,420	$595,528,338	$16,259,138	$7,651,576	$453,283,615	$273,412,042
End of period	$1,365,447,319	$1,083,760,420	$62,049,944	$16,259,138	$449,510,974	$453,283,615
SHARE TRANSACTIONS:
Beginning of period	81,712,500	45,062,500	899,888	400,000	18,816,642	12,766,642
Issued	169,350,000	142,150,000	4,350,000	700,000	14,600,000	21,550,000
Issued in-kind	—	—	—	—	—	—
Redeemed	(149,250,000)	(105,500,000)	(2,050,000)	(200,112)	(13,900,000)	(15,500,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	101,812,500	81,712,500	3,199,888	899,888	19,516,642	18,816,642

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 209

	Short S&P500®		Short SmallCap600		Ultra 7-10 Year Treasury
	Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022	Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022	Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$15,979,707	$(12,292,340)	$70,628	$(42,450)	$82,725	$(17,479)
Net realized gain (loss)	105,574,291	(410,162,201)	(294,980)	(773,108)	(1,973,854)	169,586
Change in net unrealized appreciation/depreciation	(121,090,072)	372,853,132	(509,966)	1,086,075	37,409	(3,530,331)
Change in net assets resulting from operations	463,926	(49,601,409)	(734,318)	270,517	(1,853,720)	(3,378,224)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	—	—	—	—	—	(38,868)
Total distributions	—	—	—	—	—	(38,868)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	5,067,954,073	3,427,800,937	20,920,292	3,026,104	18,860,643	19,618,935
Cost of shares redeemed	(4,946,313,809)	(2,432,461,110)	(464,087)	(887,256)	(25,103,578)	(16,783,261)
Change in net assets resulting from capital transactions	121,640,264	995,339,827	20,456,205	2,138,848	(6,242,935)	2,835,674
Change in net assets	122,104,190	945,738,418	19,721,887	2,409,365	(8,096,655)	(581,418)
NET ASSETS:
Beginning of period	$2,350,458,728	$1,404,720,310	$7,071,191	$4,661,826	$17,882,332	$18,463,750
End of period	$2,472,562,918	$2,350,458,728	$26,793,078	$7,071,191	$9,785,677	$17,882,332
SHARE TRANSACTIONS:
Beginning of period	154,380,826	89,080,826	393,681	268,681	325,000	275,000
Issued	318,925,000	231,025,000	1,175,000	175,000	350,000	300,000
Issued in-kind	—	—	—	—	—	—
Redeemed	(309,425,000)	(165,725,000)	(25,000)	(50,000)	(475,000)	(250,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	163,880,826	154,380,826	1,543,681	393,681	200,000	325,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

210 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	Ultra 20+ Year Treasury		Ultra Basic Materials		Ultra Consumer Goods
	Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022	Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022	Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$231,146	$(246,132)	$420,671	$476,285	$43,076	$48,967
Net realized gain (loss)	(15,750,538)	(19,769,364)	(969,826)	22,646,117	(1,347,384)	6,104,406
Change in net unrealized appreciation/depreciation	3,522,891	1,005,077	(7,023,396)	(24,987,142)	556,924	(6,722,220)
Change in net assets resulting from operations	(11,996,501)	(19,010,419)	(7,572,551)	(1,864,740)	(747,384)	(568,847)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	—	—	(172,818)	(468,191)	(18,969)	(43,776)
Total distributions	—	—	(172,818)	(468,191)	(18,969)	(43,776)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	43,671,247	123,228,567	677,164	5,304,711	1,729,175	27,663,961
Cost of shares redeemed	(22,837,727)	(96,826,893)	(7,754,620)	(45,219,591)	(1,512,680)	(32,152,708)
Change in net assets resulting from capital transactions	20,833,520	26,401,674	(7,077,456)	(39,914,880)	216,495	(4,488,747)
Change in net assets	8,837,019	7,391,255	(14,822,825)	(42,247,811)	(549,858)	(5,101,370)
NET ASSETS:
Beginning of period	$36,188,674	$28,797,419	$62,228,794	$104,476,605	$8,361,786	$13,463,156
End of period	$45,025,693	$36,188,674	$47,405,969	$62,228,794	$7,811,928	$8,361,786
SHARE TRANSACTIONS:
Beginning of period	1,075,000	600,000	2,325,000	3,900,000	400,000	600,000
Issued	1,575,000	2,300,000	—	—	100,000	1,150,000
Issued in-kind	—	—	25,000	200,000	—	50,000
Redeemed	(900,000)	(1,375,000)	—	(25,000)	—	—
Redemption in-kind	—	(450,000)	(375,000)	(1,750,000)	(75,000)	(1,400,000)
Shares outstanding, end of period	1,750,000	1,075,000	1,975,000	2,325,000	425,000	400,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 211

	Ultra Consumer Services		Ultra Dow30SM		Ultra Financials
	Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022	Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022	Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$45,110	$(99,163)	$3,022,603	$2,693,521	$2,412,035	$2,962,867
Net realized gain (loss)	(2,486,794)	6,652,019	(26,824,802)	128,878,710	35,843,623	168,451,268
Change in net unrealized appreciation/depreciation	1,372,182	(17,438,299)	50,600,564	(173,849,484)	(67,952,065)	(238,312,634)
Change in net assets resulting from operations	(1,069,502)	(10,885,443)	26,798,365	(42,277,253)	(29,696,407)	(66,898,499)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	—	—	(967,836)	(1,513,762)	(1,317,740)	(42,664,109)
Total distributions	—	—	(967,836)	(1,513,762)	(1,317,740)	(42,664,109)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	—	17,917,755	96,563,637	184,408,771	14,042,800	1,178,507,703
Cost of shares redeemed	(1,389,593)	(24,780,629)	(90,377,470)	(253,346,080)	(31,386,362)	(1,321,139,297)
Change in net assets resulting from capital transactions	(1,389,593)	(6,862,874)	6,186,167	(68,937,309)	(17,343,562)	(142,631,594)
Change in net assets	(2,459,095)	(17,748,317)	32,016,696	(112,728,324)	(48,357,709)	(252,194,202)
NET ASSETS:
Beginning of period	$13,873,745	$31,622,062	$385,592,098	$498,320,422	$671,522,677	$923,716,879
End of period	$11,414,650	$13,873,745	$417,608,794	$385,592,098	$623,164,968	$671,522,677
SHARE TRANSACTIONS:
Beginning of period	475,000	650,000	5,900,000	6,900,000	12,457,750	14,507,750
Issued	—	350,000	1,600,000	2,500,000	300,000	18,550,000
Issued in-kind	—	—	—	—	—	—
Redeemed	—	—	—	—	—	—
Redemption in-kind	(50,000)	(525,000)	(1,550,000)	(3,500,000)	(650,000)	(20,600,000)
Shares outstanding, end of period	425,000	475,000	5,950,000	5,900,000	12,107,750	12,457,750

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

212 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	Ultra FTSE China 50		Ultra FTSE Europe		Ultra Health Care
	Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022	Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022	Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$1,777	$(166,197)	$8,540	$(44,794)	$503,716	$376,362
Net realized gain (loss)	(7,183,496)	248,528	(1,254,957)	1,391,855	(5,441,005)	56,128,216
Change in net unrealized appreciation/depreciation	4,606,774	(14,756,734)	572,261	(2,301,983)	8,811,056	(48,714,621)
Change in net assets resulting from operations	(2,574,945)	(14,674,403)	(674,156)	(954,922)	3,873,767	7,789,957
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	—	—	—	—	(3,352)	(247,844)
Total distributions	—	—	—	—	(3,352)	(247,844)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	3,429,548	13,222,258	1,318,810	2,942,584	18,470,987	305,986,945
Cost of shares redeemed	(1,909,768)	(16,214,710)	(1,087,971)	(3,257,674)	(31,013,661)	(326,091,063)
Change in net assets resulting from capital transactions	1,519,780	(2,992,452)	230,839	(315,090)	(12,542,674)	(20,104,118)
Change in net assets	(1,055,165)	(17,666,855)	(443,317)	(1,270,012)	(8,672,259)	(12,562,005)
NET ASSETS:
Beginning of period	$10,424,076	$28,090,931	$3,969,450	$5,239,462	$117,842,655	$130,404,660
End of period	$9,368,911	$10,424,076	$3,526,133	$3,969,450	$109,170,396	$117,842,655
SHARE TRANSACTIONS:
Beginning of period	350,000	400,000	75,000	75,000	1,275,000	1,475,000
Issued	175,000	300,000	25,000	50,000	50,000	2,575,000
Issued in-kind	—	—	—	—	150,000	525,000
Redeemed	(75,000)	(350,000)	(25,000)	(50,000)	(75,000)	(200,000)
Redemption in-kind	—	—	—	—	(300,000)	(3,100,000)
Shares outstanding, end of period	450,000	350,000	75,000	75,000	1,100,000	1,275,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 213

	Ultra High Yield		Ultra Industrials		Ultra MidCap400
	Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022	Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022	Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$38,642	$(200,987)	$50,125	$13,114	$686,083	$455,000
Net realized gain (loss)	(1,845,711)	2,079,332	(2,516,448)	11,020,393	(4,998,389)	47,716,473
Change in net unrealized appreciation/depreciation	(531,828)	(3,822,149)	3,318,454	(18,114,684)	6,877,473	(78,959,083)
Change in net assets resulting from operations	(2,338,897)	(1,943,804)	852,131	(7,081,177)	2,565,167	(30,787,610)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	—	(135,724)	—	(5,279)	(477,640)	(321,289)
Total distributions	—	(135,724)	—	(5,279)	(477,640)	(321,289)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	29,195,099	116,463,565	3,509,932	34,328,479	11,894,452	53,890,439
Cost of shares redeemed	(29,786,669)	(122,571,396)	(2,355,988)	(50,998,764)	—	(89,029,395)
Change in net assets resulting from capital transactions	(591,570)	(6,107,831)	1,153,944	(16,670,285)	11,894,452	(35,138,956)
Change in net assets	(2,930,467)	(8,187,359)	2,006,075	(23,756,741)	13,981,979	(66,247,855)
NET ASSETS:
Beginning of period	$20,226,586	$28,413,945	$16,693,802	$40,450,543	$122,914,332	$189,162,187
End of period	$17,296,119	$20,226,586	$18,699,877	$16,693,802	$136,896,311	$122,914,332
SHARE TRANSACTIONS:
Beginning of period	300,000	375,000	700,000	1,225,000	2,275,000	2,875,000
Issued	475,000	1,525,000	100,000	1,000,000	200,000	600,000
Issued in-kind	—	—	50,000	50,000	50,000	200,000
Redeemed	(500,000)	(1,600,000)	—	—	—	(600,000)
Redemption in-kind	—	—	(100,000)	(1,575,000)	—	(800,000)
Shares outstanding, end of period	275,000	300,000	750,000	700,000	2,525,000	2,275,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

214 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	Ultra MSCI Brazil Capped		Ultra MSCI EAFE		Ultra MSCI Emerging Markets
	Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022	Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022	Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$1,597	$(64,563)	$12,458	$(114,722)	$53,253	$(483,344)
Net realized gain (loss)	(1,195,912)	3,040,927	(1,580,012)	3,370,053	(16,845,705)	2,161,182
Change in net unrealized appreciation/depreciation	(1,017,293)	(3,732,576)	266,715	(6,735,618)	12,399,874	(29,812,128)
Change in net assets resulting from operations	(2,211,608)	(756,212)	(1,300,839)	(3,480,287)	(4,392,578)	(28,134,290)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	1,138,827	10,315,500	985,657	7,541,381	6,531,754	20,744,168
Cost of shares redeemed	(3,569,836)	(7,156,563)	(2,404,195)	(8,205,537)	(6,899,336)	(58,484,193)
Change in net assets resulting from capital transactions	(2,431,009)	3,158,937	(1,418,538)	(664,156)	(367,582)	(37,740,025)
Change in net assets	(4,642,617)	2,402,725	(2,719,377)	(4,144,443)	(4,760,160)	(65,874,315)
NET ASSETS:
Beginning of period	$9,542,513	$7,139,788	$9,063,761	$13,208,204	$26,730,685	$92,605,000
End of period	$4,899,896	$9,542,513	$6,344,384	$9,063,761	$21,970,525	$26,730,685
SHARE TRANSACTIONS:
Beginning of period	291,557	191,557	225,000	250,000	425,000	875,000
Issued	50,000	375,000	25,000	150,000	125,000	225,000
Issued in-kind	—	—	—	—	—	—
Redeemed	(150,000)	(275,000)	(75,000)	(175,000)	(125,000)	(675,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	191,557	291,557	175,000	225,000	425,000	425,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 215

	Ultra MSCI Japan		Ultra Nasdaq Biotechnology		Ultra Nasdaq Cloud Computing
	Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022	Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022	Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$25,124	$(60,339)	$(9,280)	$(576,731)	$(1,091)	$(10,891)
Net realized gain (loss)	(1,017,546)	1,541,413	(6,619,561)	3,383,233	(1,151,432)	(239,922)
Change in net unrealized appreciation/depreciation	404,293	(5,167,279)	32,597,396	(80,992,074)	803,902	(1,746,897)
Change in net assets resulting from operations	(588,129)	(3,686,205)	25,968,555	(78,185,572)	(348,621)	(1,997,710)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	2,245,685	36,793,949	16,634,889	99,642,381	1,339,957	1,868,676
Cost of shares redeemed	(1,449,952)	(33,245,054)	(18,320,982)	(215,160,010)	(894,752)	—
Change in net assets resulting from capital transactions	795,733	3,548,895	(1,686,093)	(115,517,629)	445,205	1,868,676
Change in net assets	207,604	(137,310)	24,282,462	(193,703,201)	96,584	(129,034)
NET ASSETS:
Beginning of period	$5,759,801	$5,897,111	$93,685,093	$287,388,294	$1,829,968	$1,959,002
End of period	$5,967,405	$5,759,801	$117,967,555	$93,685,093	$1,926,552	$1,829,968
SHARE TRANSACTIONS:
Beginning of period	175,000	125,000	1,950,000	3,400,000	100,001	50,001
Issued	75,000	750,000	200,000	100,000	—	—
Issued in-kind	—	—	100,000	1,000,000	125,000	50,000
Redeemed	(50,000)	(575,000)	(150,000)	(550,000)	—	—
Redemption in-kind	—	(125,000)	(200,000)	(2,000,000)	(75,000)	—
Shares outstanding, end of period	200,000	175,000	1,900,000	1,950,000	150,001	100,001

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

216 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	Ultra Nasdaq Cybersecurity		Ultra Oil & Gas		Ultra QQQ
	Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022	Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022	Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(3,002)	$(35,168)	$1,457,813	$4,091,799	$11,826,880	$(15,459,260)
Net realized gain (loss)	(608,297)	443,600	102,535,601	139,254,242	(527,730,570)	1,370,868,620
Change in net unrealized appreciation/depreciation	326,654	(1,357,037)	(105,659,228)	63,160,845	(127,793,816)	(2,404,399,785)
Change in net assets resulting from operations	(284,645)	(948,605)	(1,665,814)	206,506,886	(643,697,506)	(1,048,990,425)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	—	(29,506)	(550,444)	(4,771,573)	—	—
Total distributions	—	(29,506)	(550,444)	(4,771,573)	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	567,389	6,528,568	23,263,457	48,974,498	1,410,586,135	4,485,156,617
Cost of shares redeemed	—	(6,032,433)	(66,391,413)	(243,215,147)	(1,216,379,503)	(4,051,362,587)
Change in net assets resulting from capital transactions	567,389	496,135	(43,127,956)	(194,240,649)	194,206,632	433,794,030
Change in net assets	282,744	(481,976)	(45,344,214)	7,494,664	(449,490,874)	(615,196,395)
NET ASSETS:
Beginning of period	$2,333,149	$2,815,125	$218,701,331	$211,206,667	$3,679,324,133	$4,294,520,528
End of period	$2,615,893	$2,333,149	$173,357,117	$218,701,331	$3,229,833,259	$3,679,324,133
SHARE TRANSACTIONS:
Beginning of period	75,001	75,001	5,002,944	12,652,944	72,600,000	67,500,000
Issued	25,000	100,000	50,000	1,200,000	16,200,000	41,200,000
Issued in-kind	—	25,000	550,000	1,400,000	15,100,000	22,100,000
Redeemed	—	(75,000)	(300,000)	(1,400,000)	—	—
Redemption in-kind	—	(50,000)	(1,600,000)	(8,850,000)	(28,600,000)	(58,200,000)
Shares outstanding, end of period	100,001	75,001	3,702,944	5,002,944	75,300,000	72,600,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 217

	Ultra Real Estate		Ultra Russell2000		Ultra S&P500®
	Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022	Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022	Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$810,692	$820,659	$850,029	$(219,293)	$21,028,257	$13,820,233
Net realized gain (loss)	(14,161,805)	36,020,755	(29,757,414)	120,586,647	(209,045,425)	1,557,367,937
Change in net unrealized appreciation/depreciation	(8,236,502)	(37,730,729)	21,193,351	(234,321,144)	(62,499,202)	(1,806,969,584)
Change in net assets resulting from operations	(21,587,615)	(889,315)	(7,714,034)	(113,953,790)	(250,516,370)	(235,781,414)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	(411,962)	(888,447)	—	—	—	(9,133,655)
Total distributions	(411,962)	(888,447)	—	—	—	(9,133,655)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	—	23,294,422	166,729,500	384,304,250	1,726,363,266	5,124,560,438
Cost of shares redeemed	(5,067,027)	(36,327,183)	(187,066,874)	(831,269,828)	(1,646,778,770)	(5,282,901,568)
Change in net assets resulting from capital transactions	(5,067,027)	(13,032,761)	(20,337,374)	(446,965,578)	79,584,496	(158,341,130)
Change in net assets	(27,066,604)	(14,810,523)	(28,051,408)	(560,919,368)	(170,931,874)	(403,256,199)
NET ASSETS:
Beginning of period	$102,313,439	$117,123,962	$181,770,099	$742,689,467	$3,424,199,314	$3,827,455,513
End of period	$75,246,835	$102,313,439	$153,718,691	$181,770,099	$3,253,267,440	$3,424,199,314
SHARE TRANSACTIONS:
Beginning of period	1,233,744	1,383,744	4,900,000	12,850,000	63,550,000	67,000,000
Issued	—	100,000	4,800,000	7,550,000	14,650,000	38,900,000
Issued in-kind	—	125,000	—	100,000	22,400,000	40,750,000
Redeemed	—	—	(4,750,000)	(50,000)	—	—
Redemption in-kind	(75,000)	(375,000)	(700,000)	(15,550,000)	(36,400,000)	(83,100,000)
Shares outstanding, end of period	1,158,744	1,233,744	4,250,000	4,900,000	64,200,000	63,550,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

218 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	Ultra Semiconductors		Ultra SmallCap600		Ultra Technology
	Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022	Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022	Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$732,079	$(236,009)	$159,456	$31,109	$592,029	$(3,942,192)
Net realized gain (loss)	(16,451,042)	75,443,570	(5,452,476)	12,318,883	(195,192,941)	475,853,274
Change in net unrealized appreciation/depreciation	(50,696,279)	(123,028,262)	3,696,876	(21,836,803)	84,193,428	(571,308,630)
Change in net assets resulting from operations	(66,415,242)	(47,820,701)	(1,596,144)	(9,486,811)	(110,407,484)	(99,397,548)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	—	—	(37,360)	—	—	—
Total distributions	—	—	(37,360)	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	26,141,353	365,953,832	3,900,345	4,390,038	16,516,864	486,250,284
Cost of shares redeemed	(49,085,001)	(323,870,726)	(2,604,486)	(8,077,079)	(97,591,224)	(610,701,807)
Change in net assets resulting from capital transactions	(22,943,648)	42,083,106	1,295,859	(3,687,041)	(81,074,360)	(124,451,523)
Change in net assets	(89,358,890)	(5,737,595)	(337,645)	(13,173,852)	(191,481,844)	(223,849,071)
NET ASSETS:
Beginning of period	$247,579,656	$253,317,251	$32,935,021	$46,108,873	$539,379,627	$763,228,698
End of period	$158,220,766	$247,579,656	$32,597,376	$32,935,021	$347,897,783	$539,379,627
SHARE TRANSACTIONS:
Beginning of period	8,750,000	8,075,000	1,325,000	1,450,000	15,425,000	18,300,000
Issued	100,000	5,575,000	50,000	25,000	250,000	7,650,000
Issued in-kind	1,325,000	4,125,000	100,000	125,000	325,000	1,975,000
Redeemed	—	—	—	—	—	—
Redemption in-kind	(2,625,000)	(9,025,000)	(125,000)	(275,000)	(3,600,000)	(12,500,000)
Shares outstanding, end of period	7,550,000	8,750,000	1,350,000	1,325,000	12,400,000	15,425,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 219

	Ultra Telecommunications		Ultra Utilities		UltraPro Dow30SM
	Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022	Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022	Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$18,397	$29,522	$159,248	$374,035	$4,852,661	$4,581,143
Net realized gain (loss)	(37,097)	195,138	(676,753)	674,397	(3,959,215)	298,708,374
Change in net unrealized appreciation/depreciation	(120,384)	(615,435)	(2,008,732)	3,252,710	74,631,891	(377,844,228)
Change in net assets resulting from operations	(139,084)	(390,775)	(2,526,237)	4,301,142	75,525,337	(74,554,711)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	(15,059)	(34,809)	(122,777)	(308,736)	(2,799,384)	(2,586,002)
Total distributions	(15,059)	(34,809)	(122,777)	(308,736)	(2,799,384)	(2,586,002)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	799,729	—	—	21,966,904	365,112,128	2,965,496,366
Cost of shares redeemed	—	—	(5,080,529)	(15,816,548)	(369,173,425)	(3,154,717,709)
Change in net assets resulting from capital transactions	799,729	—	(5,080,529)	6,150,356	(4,061,297)	(189,221,343)
Change in net assets	645,586	(425,584)	(7,729,543)	10,142,762	68,664,656	(266,362,056)
NET ASSETS:
Beginning of period	$1,965,082	$2,390,666	$23,880,153	$13,737,391	$691,723,485	$958,085,541
End of period	$2,610,668	$1,965,082	$16,150,610	$23,880,153	$760,388,141	$691,723,485
SHARE TRANSACTIONS:
Beginning of period	50,000	50,000	300,000	225,000	11,300,000	13,050,000
Issued	—	—	—	150,000	2,600,000	12,150,000
Issued in-kind	25,000	—	—	175,000	4,650,000	27,700,000
Redeemed	—	—	(75,000)	(100,000)	—	—
Redemption in-kind	—	—	—	(150,000)	(6,950,000)	(41,600,000)
Shares outstanding, end of period	75,000	50,000	225,000	300,000	11,600,000	11,300,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.
See accompanying notes to the financial statements.

220 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	UltraPro MidCap400		UltraPro QQQ		UltraPro Russell2000
	Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022	Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022	Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$99,503	$16,578	$101,788,541	$(36,817,307)	$858,411	$(305,613)
Net realized gain (loss)	(19,627,990)	28,918,082	(4,783,649,740)	4,497,365,040	(102,708,090)	133,218,287
Change in net unrealized appreciation/depreciation	18,030,864	(44,696,364)	1,247,761,373	(11,665,515,121)	83,079,505	(367,824,360)
Change in net assets resulting from operations	(1,497,623)	(15,761,704)	(3,434,099,826)	(7,204,967,388)	(18,770,174)	(234,911,686)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	(61,950)	(51,309)	—	(15,428)	—	—
Total distributions	(61,950)	(51,309)	—	(15,428)	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	6,117,131	24,576,472	11,784,550,055	25,961,592,213	224,443,612	791,082,250
Cost of shares redeemed	(2,307,375)	(40,824,039)	(9,328,292,707)	(17,121,308,190)	(222,311,408)	(707,251,591)
Change in net assets resulting from capital transactions	3,809,756	(16,247,567)	2,456,257,348	8,840,284,023	2,132,204	83,830,659
Change in net assets	2,250,183	(32,060,580)	(977,842,478)	1,635,301,207	(16,637,970)	(151,081,027)
NET ASSETS:
Beginning of period	$29,798,610	$61,859,190	$13,697,179,057	$12,061,877,850	$259,439,243	$410,520,270
End of period	$32,048,793	$29,798,610	$12,719,336,579	$13,697,179,057	$242,801,273	$259,439,243
SHARE TRANSACTIONS:
Beginning of period	1,325,000	1,925,000	414,750,000	235,800,000	4,950,000	3,700,000
Issued	75,000	625,000	162,600,000	202,200,000	5,150,000	9,300,000
Issued in-kind	225,000	175,000	340,250,000	248,250,000	—	—
Redeemed	—	—	—	—	(4,500,000)	—
Redemption in-kind	(125,000)	(1,400,000)	(379,600,000)	(271,500,000)	(450,000)	(8,050,000)
Shares outstanding, end of period	1,500,000	1,325,000	538,000,000	414,750,000	5,150,000	4,950,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 221

	UltraPro S&P500®		UltraPro Short 20+ Year Treasury		UltraPro Short Dow30SM
	Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022	Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022	Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$16,772,108	$5,388,296	$1,584,321	$(1,610,227)	$1,769,110	$(3,328,622)
Net realized gain (loss)	(328,711,234)	1,345,015,963	124,298,372	121,179,056	(9,131,176)	(264,289,497)
Change in net unrealized appreciation/depreciation	34,924,878	(1,805,603,484)	(19,739,664)	10,580,231	(143,200,090)	254,247,251
Change in net assets resulting from operations	(277,014,248)	(455,199,225)	106,143,029	130,149,060	(150,562,156)	(13,370,868)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	—	(3,324,709)	—	—	—	—
Total distributions	—	(3,324,709)	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	1,700,252,615	5,797,360,726	36,099,826	260,672,851	1,011,688,274	1,300,969,673
Cost of shares redeemed	(1,447,840,095)	(5,161,666,508)	(135,971,056)	(76,482,016)	(397,266,010)	(1,295,357,297)
Change in net assets resulting from capital transactions	252,412,520	635,694,218	(99,871,230)	184,190,835	614,422,264	5,612,376
Change in net assets	(24,601,728)	177,170,284	6,271,799	314,339,895	463,860,108	(7,758,492)
NET ASSETS:
Beginning of period	$2,573,073,134	$2,395,902,850	$403,940,630	$89,600,735	$351,587,875	$359,346,367
End of period	$2,548,471,406	$2,573,073,134	$410,212,429	$403,940,630	$815,447,983	$351,587,875
SHARE TRANSACTIONS:
Beginning of period	55,450,000	45,100,000	7,143,605	2,143,605	11,342,280	10,845,991
Issued	13,250,000	41,300,000	450,000	6,950,000	34,150,000	43,500,000
Issued in-kind	34,800,000	52,400,000	—	—	—	—
Redeemed	—	—	(1,950,000)	(1,950,000)	(11,250,000)	(43,003,711)
Redemption in-kind	(39,850,000)	(83,350,000)	—	—	—	—
Shares outstanding, end of period	63,650,000	55,450,000	5,643,605	7,143,605	34,242,280	11,342,280

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

222 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	UltraPro Short MidCap400		UltraPro Short QQQ		UltraPro Short Russell2000
	Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022	Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022	Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$30,987	$(56,043)	$18,235,677	$(17,074,636)	$587,058	$(1,255,157)
Net realized gain (loss)	(524,025)	(5,454,238)	135,828,037	12,374,104	(24,152,225)	841,996
Change in net unrealized appreciation/depreciation	(2,585,359)	4,905,549	145,999,678	358,590,653	(12,067,995)	54,710,886
Change in net assets resulting from operations	(3,078,397)	(604,732)	300,063,392	353,890,121	(35,633,162)	54,297,725
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	7,723,289	5,629,202	15,036,380,886	8,702,950,687	559,319,551	503,283,235
Cost of shares redeemed	(3,615,486)	(1,487,579)	(14,629,562,090)	(7,990,990,311)	(521,521,246)	(514,755,014)
Change in net assets resulting from capital transactions	4,107,803	4,141,623	406,818,796	711,960,376	37,798,305	(11,471,779)
Change in net assets	1,029,406	3,536,891	706,882,188	1,065,850,497	2,165,143	42,825,946
NET ASSETS:
Beginning of period	$7,538,696	$4,001,805	$2,824,811,118	$1,758,960,621	$150,417,746	$107,591,800
End of period	$8,568,102	$7,538,696	$3,531,693,306	$2,824,811,118	$152,582,889	$150,417,746
SHARE TRANSACTIONS:
Beginning of period	298,643	148,946	59,600,547	31,687,817	2,557,646	2,228,368
Issued	300,000	200,000	310,800,000	218,040,000	9,650,000	9,690,000
Issued in-kind	—	—	—	—	—	—
Redeemed	(150,000)	(50,303)	(284,950,000)	(190,127,270)	(8,800,000)	(9,360,722)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	448,643	298,643	85,450,547	59,600,547	3,407,646	2,557,646

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 223

	UltraPro Short S&P500®		UltraShort 7-10 Year Treasury		UltraShort 20+ Year Treasury
	Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022	Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022	Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$6,596,108	$(4,656,193)	$248,766	$(642,442)	$5,339,034	$(11,598,774)
Net realized gain (loss)	49,836,320	(385,690,820)	1,094,045	24,176,507	476,395,487	243,764,816
Change in net unrealized appreciation/depreciation	(304,144,104)	328,980,456	8,290,427	(2,262,148)	(208,023,602)	81,317,525
Change in net assets resulting from operations	(247,711,676)	(61,366,557)	9,633,238	21,271,917	273,710,919	313,483,567
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	2,786,338,968	2,783,384,071	29,404,834	171,120,287	318,417,606	1,096,405,024
Cost of shares redeemed	(2,223,164,331)	(2,477,314,661)	(102,561,320)	(113,122,009)	(1,109,724,250)	(1,434,789,753)
Change in net assets resulting from capital transactions	563,174,637	306,069,410	(73,156,486)	57,998,278	(791,306,644)	(338,384,729)
Change in net assets	315,462,961	244,702,853	(63,523,248)	79,270,195	(517,595,725)	(24,901,162)
NET ASSETS:
Beginning of period	$720,714,837	$476,011,984	$122,759,981	$43,489,786	$1,390,213,639	$1,415,114,801
End of period	$1,036,177,798	$720,714,837	$59,236,733	$122,759,981	$872,617,914	$1,390,213,639
SHARE TRANSACTIONS:
Beginning of period	44,297,347	24,297,347	6,300,000	2,600,000	54,106,929	69,006,929
Issued	153,750,000	178,450,000	1,400,000	9,850,000	10,700,000	58,850,000
Issued in-kind	—	—	—	—	—	—
Redeemed	(125,050,000)	(158,450,000)	(4,950,000)	(6,150,000)	(36,800,000)	(73,750,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	72,997,347	44,297,347	2,750,000	6,300,000	28,006,929	54,106,929

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

224 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	UltraShort Basic Materials		UltraShort Consumer Goods		UltraShort Consumer Services
	Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022	Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022	Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$20,048	$(20,216)	$15,522	$(8,129)	$12,732	$(12,260)
Net realized gain (loss)	(63,853)	(1,071,618)	22,051	(374,846)	2,876,833	(190,764)
Change in net unrealized appreciation/depreciation	(544,078)	356,984	(295,523)	260,346	(1,443,644)	1,179,180
Change in net assets resulting from operations	(587,883)	(734,850)	(257,950)	(122,629)	1,445,921	976,156
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	4,607,694	5,071,122	4,607,194	1,407,478	15,815,288	3,473,748
Cost of shares redeemed	(3,690,387)	(3,620,442)	(4,332,341)	(473)	(16,346,883)	(2,151,998)
Change in net assets resulting from capital transactions	917,307	1,450,680	274,853	1,407,005	(531,595)	1,321,750
Change in net assets	329,424	715,830	16,903	1,284,376	914,326	2,297,906
NET ASSETS:
Beginning of period	$2,433,968	$1,718,138	$2,312,304	$1,027,928	$3,237,742	$939,836
End of period	$2,763,392	$2,433,968	$2,329,207	$2,312,304	$4,152,068	$3,237,742
SHARE TRANSACTIONS:
Beginning of period	235,083	135,178	165,568	65,598	121,800	46,800
Issued	350,000	400,000	300,000	100,000	600,000	150,000
Issued in-kind	—	—	—	—	—	—
Redeemed	(300,000)	(300,095)	(300,000)	(30)	(550,104)	(75,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	285,083	235,083	165,568	165,568	171,696	121,800

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 225

	UltraShort Dow30SM		UltraShort Financials		UltraShort FTSE China 50
	Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022	Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022	Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$412,255	$(880,530)	$29,173	$(115,306)	$69,016	$(192,733)
Net realized gain (loss)	(8,965,071)	(34,508,299)	(71,471)	(9,393,016)	3,708,507	2,795,138
Change in net unrealized appreciation/depreciation	(9,578,504)	32,222,600	(1,630,683)	8,658,777	237,975	2,887,793
Change in net assets resulting from operations	(18,131,320)	(3,166,229)	(1,672,981)	(849,545)	4,015,498	5,490,198
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	137,651,647	127,646,368	8,386,305	9,180,072	6,331,056	18,280,085
Cost of shares redeemed	(85,234,286)	(115,912,424)	(6,609,263)	(5,234,581)	(13,640,172)	(15,939,969)
Change in net assets resulting from capital transactions	52,417,361	11,733,944	1,777,042	3,945,491	(7,309,116)	2,340,116
Change in net assets	34,286,041	8,567,715	104,061	3,095,946	(3,293,618)	7,830,314
NET ASSETS:
Beginning of period	$108,997,684	$100,429,969	$16,005,302	$12,909,356	$24,428,899	$16,598,585
End of period	$143,283,725	$108,997,684	$16,109,363	$16,005,302	$21,135,281	$24,428,899
SHARE TRANSACTIONS:
Beginning of period	2,359,786	2,130,854	847,666	648,348	651,947	551,947
Issued	2,900,000	2,830,000	375,000	487,500	150,000	450,000
Issued in-kind	—	—	—	—	—	—
Redeemed	(1,650,000)	(2,601,068)	(300,000)	(288,182)	(250,000)	(350,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	3,609,786	2,359,786	922,666	847,666	551,947	651,947

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

226 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	UltraShort FTSE Europe		UltraShort Health Care		UltraShort Industrials
	Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022	Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022	Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$343,907	$(126,419)	$25,996	$(15,848)	$7,119	$(19,403)
Net realized gain (loss)	34,176,110	(3,554,883)	(6,431)	(622,726)	9,152	(412,765)
Change in net unrealized appreciation/depreciation	(66,205,226)	2,085,442	(398,849)	21,513	(616,673)	859,127
Change in net assets resulting from operations	(31,685,209)	(1,595,860)	(379,284)	(617,061)	(600,402)	426,959
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Tax return of capital	—	(425)#	—	—	—	—
Total distributions	—	(425)	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	177,121,828	68,873,982	6,623,746	10,737,275	2,696,363	8,195,100
Cost of shares redeemed	(72,604,095)	(18,697,523)	(8,141,607)	(7,993,306)	(2,550,794)	(6,741,361)
Change in net assets resulting from capital transactions	104,517,733	50,176,459	(1,517,861)	2,743,969	145,569	1,453,739
Change in net assets	72,832,524	48,580,174	(1,897,145)	2,126,908	(454,833)	1,880,698
NET ASSETS:
Beginning of period	$55,880,555	$7,300,381	$3,394,291	$1,267,383	$2,823,888	$943,190
End of period	$128,713,079	$55,880,555	$1,497,146	$3,394,291	$2,369,055	$2,823,888
SHARE TRANSACTIONS:
Beginning of period	4,262,119	612,119	255,430	80,453	165,135	65,187
Issued	10,775,000	5,025,000	475,000	775,000	150,000	550,000
Issued in-kind	—	—	—	—	—	—
Redeemed	(4,700,000)	(1,375,000)	(600,000)	(600,023)	(150,000)	(450,052)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	10,337,119	4,262,119	130,430	255,430	165,135	165,135

#  Amount has been reclassified based on the tax character of distributions for the tax year ended October 31, 2022.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 227

	UltraShort MidCap400		UltraShort MSCI Brazil Capped		UltraShort MSCI EAFE
	Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022	Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022	Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$15,509	$(17,962)	$54,779	$(129,635)	$24,817	$(11,623)
Net realized gain (loss)	(139,894)	(903,345)	(682,390)	(6,012,223)	(97,678)	(372,938)
Change in net unrealized appreciation/depreciation	(273,877)	392,592	(875,330)	3,142,811	(2,069,104)	603,554
Change in net assets resulting from operations	(398,262)	(528,715)	(1,502,941)	(2,999,047)	(2,141,965)	218,993
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	—	6,910,584	16,218,825	22,396,394	17,164,633	1,643,923
Cost of shares redeemed	—	(5,490,865)	(13,394,816)	(18,338,125)	(12,165,253)	(1,648,923)
Change in net assets resulting from capital transactions	—	1,419,719	2,824,009	4,058,269	4,999,380	(5,000)
Change in net assets	(398,262)	891,004	1,321,068	1,059,222	2,857,415	213,993
NET ASSETS:
Beginning of period	$2,898,336	$2,007,332	$13,494,595	$12,435,373	$1,624,398	$1,410,405
End of period	$2,500,074	$2,898,336	$14,815,663	$13,494,595	$4,481,813	$1,624,398
SHARE TRANSACTIONS:
Beginning of period	163,510	113,590	658,667	458,720	137,428	137,428
Issued	—	350,000	700,000	800,000	1,050,000	150,000
Issued in-kind	—	—	—	—	—	—
Redeemed	—	(300,080)	(575,121)	(600,053)	(800,000)	(150,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	163,510	163,510	783,546	658,667	387,428	137,428

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

228 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	UltraShort MSCI Emerging Markets		UltraShort MSCI Japan		UltraShort Nasdaq Biotechnology
	Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022	Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022	Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$43,727	$(63,933)	$20,128	$(38,426)	$3,821	$(75,609)
Net realized gain (loss)	—	2,237,679	389,791	(1,013,755)	(4,748)	(7,146,131)
Change in net unrealized appreciation/depreciation	438,073	(313,630)	(780,904)	1,734,955	(3,924,623)	9,072,853
Change in net assets resulting from operations	481,800	1,860,116	(370,985)	682,774	(3,925,550)	1,851,113
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	8,908,872	11,291,272	6,634,480	4,445,824	13,086,726	12,707,538
Cost of shares redeemed	(7,419,268)	(7,489,954)	(7,111,426)	(3,619,099)	(12,090,465)	(15,801,058)
Change in net assets resulting from capital transactions	1,489,604	3,801,318	(476,946)	826,725	996,261	(3,093,520)
Change in net assets	1,971,404	5,661,434	(847,931)	1,509,499	(2,929,289)	(1,242,407)
NET ASSETS:
Beginning of period	$11,128,205	$5,466,771	$6,309,264	$4,799,765	$8,423,819	$9,666,226
End of period	$13,099,609	$11,128,205	$5,461,333	$6,309,264	$5,494,530	$8,423,819
SHARE TRANSACTIONS:
Beginning of period	538,771	363,771	374,913	349,913	296,096	446,096
Issued	350,000	600,000	325,000	300,000	500,000	550,000
Issued in-kind	—	—	—	—	—	—
Redeemed	(300,000)	(425,000)	(375,000)	(275,000)	(500,000)	(700,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	588,771	538,771	324,913	374,913	296,096	296,096

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 229

	UltraShort Oil & Gas		UltraShort QQQ		UltraShort Real Estate
	Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022	Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022	Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$147,234	$(171,033)	$1,457,313	$(2,337,801)	$223,325	$(141,718)
Net realized gain (loss)	(12,241,712)	(10,704,330)	15,279,584	(40,370,935)	13,655,278	(20,186,947)
Change in net unrealized appreciation/depreciation	4,841,341	(12,993,449)	9,007,934	94,159,711	(11,808,572)	20,370,032
Change in net assets resulting from operations	(7,253,137)	(23,868,812)	25,744,831	51,450,975	2,070,031	41,367
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	80,367,867	71,553,140	1,156,984,381	1,325,163,725	48,907,738	21,812,410
Cost of shares redeemed	(52,158,117)	(34,261,373)	(1,201,187,897)	(1,232,988,157)	(19,907,972)	(10,360,730)
Change in net assets resulting from capital transactions	28,209,750	37,291,767	(44,203,516)	92,175,568	28,999,766	11,451,680
Change in net assets	20,956,613	13,422,955	(18,458,685)	143,626,543	31,069,797	11,493,047
NET ASSETS:
Beginning of period	$30,676,487	$17,253,532	$365,329,967	$221,703,424	$27,919,641	$16,426,594
End of period	$51,633,100	$30,676,487	$346,871,282	$365,329,967	$58,989,438	$27,919,641
SHARE TRANSACTIONS:
Beginning of period	1,853,254	263,422	16,295,774	9,445,774	1,847,077	947,919
Issued	5,400,000	2,700,000	49,700,000	68,600,000	2,750,000	1,600,000
Issued in-kind	—	—	—	—	—	—
Redeemed	(2,800,000)	(1,110,168)	(49,950,000)	(61,750,000)	(1,050,000)	(700,842)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	4,453,254	1,853,254	16,045,774	16,295,774	3,547,077	1,847,077

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

230 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	UltraShort Russell2000		UltraShort S&P500®		UltraShort Semiconductors
	Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022	Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022	Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$606,493	$(772,458)	$3,574,182	$(5,028,891)	$50,849	$(29,198)
Net realized gain (loss)	(706,500)	(11,276,620)	78,661,386	(329,022,816)	(749,229)	(1,900,531)
Change in net unrealized appreciation/depreciation	(6,070,848)	29,668,565	(99,487,783)	303,502,644	(1,808,356)	546,756
Change in net assets resulting from operations	(6,170,855)	17,619,487	(17,252,215)	(30,549,063)	(2,506,736)	(1,382,973)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	192,930,116	263,101,783	3,138,593,264	2,391,220,902	17,689,262	8,654,749
Cost of shares redeemed	(224,355,844)	(238,788,601)	(3,191,510,070)	(2,043,460,606)	(13,220,226)	(3,279,458)
Change in net assets resulting from capital transactions	(31,425,728)	24,313,182	(52,916,806)	347,760,296	4,469,036	5,375,291
Change in net assets	(37,596,583)	41,932,669	(70,169,021)	317,211,233	1,962,300	3,992,318
NET ASSETS:
Beginning of period	$115,702,186	$73,769,517	$899,858,976	$582,647,743	$6,726,187	$2,733,869
End of period	$78,105,603	$115,702,186	$829,689,955	$899,858,976	$8,688,487	$6,726,187
SHARE TRANSACTIONS:
Beginning of period	6,913,966	5,313,966	20,806,249	12,269,213	299,460	74,586
Issued	11,000,000	17,300,000	67,000,000	57,480,000	600,000	375,000
Issued in-kind	—	—	—	—	—	—
Redeemed	(12,550,000)	(15,700,000)	(67,500,000)	(48,942,964)	(475,000)	(150,126)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	5,363,966	6,913,966	20,306,249	20,806,249	424,460	299,460

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 231

	UltraShort SmallCap600		UltraShort Technology		UltraShort Utilities
	Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022	Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022	Six Months Ended November 30, 2022 (Unaudited)	Year Ended May 31, 2022
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$21,292	$(27,486)	$31,175	$(48,590)	$16,964	$(16,267)
Net realized gain (loss)	47,791	(379,198)	5,648,273	(4,057,952)	684,264	(1,490,063)
Change in net unrealized appreciation/depreciation	(299,537)	607,339	(3,945,216)	4,848,322	(480,898)	882,779
Change in net assets resulting from operations	(230,454)	200,655	1,734,232	741,780	220,330	(623,551)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	2,493,946	2,379,702	33,496,789	20,266,014	4,321,500	1,420,525
Cost of shares redeemed	(2,759,479)	(4,964)	(29,986,505)	(18,110,127)	(4,066,755)	(742,347)
Change in net assets resulting from capital transactions	(265,533)	2,374,738	3,510,284	2,155,887	254,745	678,178
Change in net assets	(495,987)	2,575,393	5,244,516	2,897,667	475,075	54,627
NET ASSETS:
Beginning of period	$4,639,578	$2,064,185	$7,763,485	$4,865,818	$2,401,816	$2,347,189
End of period	$4,143,591	$4,639,578	$13,008,001	$7,763,485	$2,876,891	$2,401,816
SHARE TRANSACTIONS:
Beginning of period	183,946	84,141	406,103	218,867	218,720	143,720
Issued	100,000	100,000	1,650,000	1,162,500	375,000	125,000
Issued in-kind	—	—	—	—	—	—
Redeemed	(100,000)	(195)	(1,350,000)	(975,264)	(325,000)	(50,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	183,946	183,946	706,103	406,103	268,720	218,720

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

232 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

FINANCIAL HIGHLIGHTS

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 233

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE													RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS					DISTRIBUTIONS						TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital		Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Short 7-10 Year Treasury
Six Months ended November 30, 2022 (Unaudited)	$26.73	$0.11	$1.39	$—	$1.50	$—	$—	$—		$—	$28.23	5.63%	5.38%	0.96%	0.95%	0.81%	0.82%	$120,684	—%
Year ended May 31, 2022	24.82	(0.21)	2.12	—	1.91	—	—	—		—	26.73	7.67	8.04	0.96	0.95	(0.86)	(0.85)	171,717	—
Year ended May 31, 2021	23.86	(0.23)	1.19	—	0.96	—	—	—		—	24.82	4.04	3.77	1.10	0.95	(1.09)	(0.94)	89,977	—
Year ended May 31, 2020	27.27	0.17	(3.24)	—	(3.07)	(0.32)	—	(0.02	)#	(0.34)	23.86	(11.40)	(11.28)	1.22	0.95	0.40	0.67	15,507	—
Year ended May 31, 2019	29.07	0.32	(1.82)	—	(1.50)	(0.30)	—	—		(0.30)	27.27	(5.21)	(5.36)	1.04	0.95	1.00	1.09	25,228	—
Year ended May 31, 2018	28.08	0.06	0.93	—	0.99	—	—	—		—	29.07	3.53	3.75	1.05	0.95	0.11	0.21	83,576	—
Short 20+ Year Treasury
Six Months ended November 30, 2022 (Unaudited)	19.86	0.09	2.21	—	2.30	—	—	—		—	22.16	11.60	11.63	0.92	0.92	0.82	0.82	462,054	—
Year ended May 31, 2022	17.60	(0.14)	2.40	—	2.26	—	—	—		—	19.86	12.81	12.33	0.90	0.90	(0.81)	(0.81)	675,163	—
Year ended May 31, 2021	15.53	(0.15)	2.22	—	2.07	—	—	—		—	17.60	13.36	13.62	0.92	0.92	(0.87)	(0.87)	597,553	—
Year ended May 31, 2020	20.67	0.22	(5.06)	—	(4.84)	(0.26)	—	(0.04	)#	(0.30)	15.53	(23.72)	(23.43)	0.94	0.94	1.18	1.18	159,921	—
Year ended May 31, 2019	22.67	0.28	(2.02)	—	(1.74)	(0.26)	—	—		(0.26)	20.67	(7.75)	(8.42)	0.92	0.92	1.23	1.23	317,346	—
Year ended May 31, 2018	22.62	0.07	(0.02)	—	0.05	—	—	—		—	22.67	0.23	0.57	0.91	0.91	0.30	0.30	631,426	—

See accompanying notes to the financial statements.

234 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE														RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS						DISTRIBUTIONS						TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital		Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Short Dow30SM
Six Months ended November 30, 2022 (Unaudited)	$33.99	$0.14	$(2.19)		$—	$(2.05)	$—	$—	$—		$—	$31.94	(6.02)%	(5.89)%	0.97%	0.95%	0.76%	0.78%	$316,989	—%
Year ended May 31, 2022	34.12	(0.29)	0.16	(i)	—	(0.13)	—	—	—		—	33.99	(0.39)	(0.38)	0.95	0.95	(0.86)	(0.86)	255,737	—
Year ended May 31, 2021	49.16	(0.36)	(14.68)		—	(15.04)	—	—	—		—	34.12	(30.59)	(30.65)	0.96	0.95	(0.88)	(0.86)	232,824	—
Year ended May 31, 2020	57.46	0.27	(7.93)		—	(7.66)	(0.59)	—	(0.05	)#	(0.64)	49.16	(13.40)	(13.38)	0.99	0.95	0.47	0.51	502,585	—
Year ended May 31, 2019	59.62	0.77	(2.29)		—	(1.52)	(0.64)	—	—		(0.64)	57.46	(2.54)	(2.55)	0.98	0.95	1.32	1.35	268,563	—
Year ended May 31, 2018(m)	70.91	0.26	(11.47)		—	(11.21)	(0.08)	—	—		(0.08)	59.62	(15.82)	(15.78)	0.97	0.95	0.39	0.41	233,932	—
Short Financials
Six Months ended November 30, 2022 (Unaudited)	12.54	0.07	(0.30)		—	(0.23)	—	—	—		—	12.31	(1.86)	(1.67)	1.16	0.95	0.84	1.06	27,996	—
Year ended May 31, 2022	12.72	(0.10)	(0.08	)(i)	—	(0.18)	—	—	—		—	12.54	(1.41)	(1.34)	1.56	0.95	(1.45)	(0.84)	18,494	—
Year ended May 31, 2021	20.49	(0.16)	(7.61)		—	(7.77)	—	—	—		—	12.72	(37.93)	(37.85)	1.29	0.95	(1.28)	(0.93)	9,855	—
Year ended May 31, 2020	22.52	0.09	(1.92)		—	(1.83)	(0.18)	—	(0.02	)#	(0.20)	20.49	(8.12)	(8.43)	1.27	0.95	0.11	0.43	32,272	—
Year ended May 31, 2019	23.14	0.23	(0.69	)(i)	—	(0.46)	(0.16)	—	—		(0.16)	22.52	(2.03)	(1.94)	1.27	0.95	0.68	1.01	21,956	—
Year ended May 31, 2018(n)	27.22	0.03	(4.11)		—	(4.08)	—	—	—		—	23.14	(14.99)	(15.14)	1.22	0.95	(0.15)	0.11	19,089	—
See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 235

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE													RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS					DISTRIBUTIONS						TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital		Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Short FTSE China 50
Six Months ended November 30, 2022 (Unaudited)	$17.09	$0.08	$0.80	$—	$0.88	$—	$—	$—		$—	$17.97	5.17%	5.68%	1.72%	0.95%	0.10%	0.87%	$10,784	—%
Year ended May 31, 2022	14.18	(0.15)	3.06	—	2.91	—	—	—		—	17.09	20.55	20.62	2.06	0.95	(2.00)	(0.89)	6,836	—
Year ended May 31, 2021	18.64	(0.14)	(4.32)	—	(4.46)	—	—	—		—	14.18	(23.94)	(24.08)	2.34	0.95	(2.33)	(0.94)	2,835	—
Year ended May 31, 2020	20.20	0.05	(1.46)	—	(1.41)	(0.14)	—	(0.01	)#	(0.15)	18.64	(6.97)	(6.84)	1.98	0.95	(0.75)	0.28	6,524	—
Year ended May 31, 2019	18.57	0.19	1.53	—	1.72	(0.09)	—	—		(0.09)	20.20	9.30	9.77	2.05	0.95	(0.15)	0.95	8,079	—
Year ended May 31, 2018	23.07	0.02	(4.52)	—	(4.50)	—	—	—		—	18.57	(19.52)	(20.01)	2.00	0.95	(0.94)	0.11	5,570	—
Short High Yield
Six Months ended November 30, 2022 (Unaudited)	18.44	0.09	0.17	—	0.26	—	—	—		—	18.70	1.41	1.46	0.98	0.95	0.90	0.92	324,511	—
Year ended May 31, 2022	18.23	(0.14)	0.35	—	0.21	—	—	—		—	18.44	1.17	1.26	1.03	0.95	(0.87)	(0.79)	343,042	—
Year ended May 31, 2021	20.88	(0.18)	(2.47)	—	(2.65)	—	—	—		—	18.23	(12.70)	(12.70)	1.05	0.95	(1.01)	(0.91)	54,685	—
Year ended May 31, 2020	22.17	0.10	(1.17)	—	(1.07)	(0.21)	—	(0.01	)#	(0.22)	20.88	(4.83)	(4.81)	1.02	0.95	0.42	0.48	119,021	—
Year ended May 31, 2019	23.25	0.24	(1.10)	—	(0.86)	(0.22)	—	—		(0.22)	22.17	(3.75)	(3.89)	1.00	0.95	1.00	1.05	113,047	—
Year ended May 31, 2018	23.58	0.08	(0.41)	—	(0.33)	— (h)	—	—		— (h)	23.25	(1.37)	(1.38)	0.99	0.95	0.29	0.33	140,683	—

See accompanying notes to the financial statements.

236 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE													RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS					DISTRIBUTIONS						TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital		Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Short MidCap400
Six Months ended November 30, 2022 (Unaudited)	$24.73	$0.14	$(1.39)	$—	$(1.25)	$—	$—	$—		$—	$23.48	(5.04)%	(4.98)%	1.43%	0.95%	0.61%	1.09%	$13,351	—%
Year ended May 31, 2022	24.32	(0.21)	0.62	—	0.41	—	—	—		—	24.73	1.68	1.73	1.53	0.95	(1.46)	(0.88)	12,206	—
Year ended May 31, 2021	40.36	(0.30)	(15.74)	—	(16.04)	—	—	—		—	24.32	(39.75)	(39.76)	1.22	0.95	(1.21)	(0.94)	12,004	—
Year ended May 31, 2020	46.08	0.09	(5.33)	—	(5.24)	(0.46)	—	(0.02	)#	(0.48)	40.36	(11.42)	(11.51)	1.37	0.95	(0.22)	0.20	31,022	—
Year ended May 31, 2019	43.50	0.57	2.32 (i)	—	2.89	(0.31)	—	—		(0.31)	46.08	6.65	6.74	1.38	0.95	0.84	1.28	14,683	—
Year ended May 31, 2018(m)	50.02	0.09	(6.61)	—	(6.52)	—	—	—		—	43.50	(13.03)	(13.16)	1.40	0.95	(0.25)	0.20	10,600	—
Short MSCI EAFE
Six Months ended November 30, 2022 (Unaudited)	19.54	0.12	0.03 (i)	—	0.15	—	—	—		—	19.69	0.77	0.82	1.00	0.95	1.10	1.15	121,562	—
Year ended May 31, 2022	18.19	(0.15)	1.50 (i)	—	1.35	—	—	—		—	19.54	7.41	7.43	1.22	0.95	(1.06)	(0.79)	64,958	—
Year ended May 31, 2021	26.23	(0.21)	(7.83)	—	(8.04)	—	—	—		—	18.19	(30.66)	(30.69)	1.28	0.95	(1.26)	(0.93)	9,549	—
Year ended May 31, 2020	27.52	0.11	(1.10)	—	(0.99)	(0.29)	—	(0.01	)#	(0.30)	26.23	(3.54)	(3.55)	1.15	0.95	0.19	0.39	45,247	—
Year ended May 31, 2019	25.74	0.32	1.64	—	1.96	(0.18)	—	—		(0.18)	27.52	7.62	7.72	1.12	0.95	1.00	1.16	40,588	—
Year ended May 31, 2018	27.79	0.04	(2.09)	—	(2.05)	—	—	—		—	25.74	(7.38)	(7.42)	1.22	0.95	(0.12)	0.15	18,662	—

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 237

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE													RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS					DISTRIBUTIONS						TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital		Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Short MSCI Emerging Markets
Six Months ended November 30, 2022 (Unaudited)	$14.11	$0.07	$0.72	$—	$0.79	$—	$—	$—		$—	$14.90	5.59%	5.53%	1.14%	0.95%	0.75%	0.94%	$48,431	—%
Year ended May 31, 2022	11.86	(0.11)	2.36	—	2.25	—	—	—		—	14.11	19.04	18.97	1.19	0.95	(1.12)	(0.87)	43,046	—
Year ended May 31, 2021	18.52	(0.13)	(6.53)	—	(6.66)	—	—	—		—	11.86	(35.98)	(35.96)	1.12	0.95	(1.10)	(0.93)	20,747	—
Year ended May 31, 2020	19.50	0.11	(0.89)	—	(0.78)	(0.18)	—	(0.02	)#	(0.20)	18.52	(3.96)	(3.83)	1.05	0.95	0.47	0.57	87,971	—
Year ended May 31, 2019	18.24	0.21	1.28	—	1.49	(0.23)	—	—		(0.23)	19.50	8.11	7.97	0.99	0.95	1.02	1.06	95,536	—
Year ended May 31, 2018	21.06	0.04	(2.86)	—	(2.82)	—	—	—		—	18.24	(13.39)	(13.39)	0.98	0.95	0.19	0.22	156,881	—
Short QQQ
Six Months ended November 30, 2022 (Unaudited)	13.26	0.07	0.08	—	0.15	—	—	—		—	13.41	1.12	1.13	1.00	0.95	0.91	0.96	1,365,447	—
Year ended May 31, 2022	13.22	(0.10)	0.14	—	0.04	—	—	—		—	13.26	0.35	0.38	1.00	0.95	(0.87)	(0.82)	1,083,760	—
Year ended May 31, 2021	20.33	(0.13)	(6.98)	—	(7.11)	—	—	—		—	13.22	(34.99)	(35.09)	1.00	0.95	(0.90)	(0.85)	595,528	—
Year ended May 31, 2020	30.49	0.24	(10.03)	—	(9.79)	(0.33)	—	(0.04	)#	(0.37)	20.33	(32.40)	(32.33)	1.02	0.95	0.86	0.92	502,349	—
Year ended May 31, 2019	32.17	0.46	(1.75)	—	(1.29)	(0.39)	—	—		(0.39)	30.49	(4.03)	(3.97)	1.01	0.95	1.42	1.48	652,888	—
Year ended May 31, 2018	39.55	0.16	(7.49)	—	(7.33)	(0.05)	—	—		(0.05)	32.17	(18.55)	(18.62)	1.01	0.95	0.37	0.43	330,128	—

See accompanying notes to the financial statements.

238 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE													RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS					DISTRIBUTIONS						TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital		Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Short Real Estate
Six Months ended November 30, 2022 (Unaudited)	$18.07	$0.12	$1.20 (i)	$—	$1.32	$—	$—	$—		$—	$19.39	7.32%	7.08%	1.07%	0.95%	1.08%	1.20%	$62,050	—%
Year ended May 31, 2022(ii)	19.13	(0.15)	(0.91)	—	(1.06)	—	—	—		—	18.07	(5.55)	(5.34)	1.74	0.95	(1.63)	(0.84)	16,259	—
Year ended May 31, 2021(ii)	26.61	(0.22)	(7.26)	—	(7.48)	—	—	—		—	19.13	(28.07)	(28.20)	1.37	0.95	(1.35)	(0.94)	7,652	—
Year ended May 31, 2020(ii)	28.38	0.02	(1.53)	—	(1.51)	(0.24)	—	(0.02	)#	(0.26)	26.61	(5.31)	(5.43)	1.60	0.95	(0.57)	0.08	27,274	—
Year ended May 31, 2019(ii)	32.50	0.35	(4.25)	—	(3.90)	(0.22)	—	—		(0.22)	28.38	(12.06)	(11.88)	1.70	0.95	0.40	1.14	8,513	—
Year ended May 31, 2018(ii)	33.53	0.04	(1.07)	—	(1.03)	—	—	—		—	32.50	(3.07)	(3.19)	1.39	0.95	(0.33)	0.11	9,750	—
Short Russell2000
Six Months ended November 30, 2022 (Unaudited)	24.09	0.12	(1.18)	—	(1.06)	—	—	—		—	23.03	(4.38)	(4.32)	1.01	0.95	0.91	0.97	449,511	—
Year ended May 31, 2022	21.42	(0.18)	2.85	—	2.67	—	—	—		—	24.09	12.47	12.62	1.00	0.95	(0.87)	(0.82)	453,284	—
Year ended May 31, 2021	38.01	(0.24)	(16.35)	—	(16.59)	—	—	—		—	21.42	(43.66)	(43.71)	1.02	0.95	(0.92)	(0.85)	273,412	—
Year ended May 31, 2020	42.76	0.26	(4.49)	—	(4.23)	(0.47)	—	(0.05	)#	(0.52)	38.01	(9.94)	(9.96)	1.03	0.95	0.55	0.63	485,265	—
Year ended May 31, 2019	39.36	0.58	3.29	—	3.87	(0.47)	—	—		(0.47)	42.76	9.89	9.98	1.02	0.95	1.36	1.43	351,303	—
Year ended May 31, 2018	47.91	0.19	(8.67)	—	(8.48)	(0.07)	—	—		(0.07)	39.36	(17.71)	(17.75)	1.02	0.95	0.37	0.44	248,618	—

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 239

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE													RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS					DISTRIBUTIONS						TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital		Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Short S&P500®
Six Months ended November 30, 2022 (Unaudited)	$15.23	$0.09	$(0.23)	$—	$(0.14)	$—	$—	$—		$—	$15.09	(0.90)%	(0.72)%	0.89%	0.89%	1.08%	1.08%	$2,472,563	—%
Year ended May 31, 2022	15.77	(0.11)	(0.43)	—	(0.54)	—	—	—		—	15.23	(3.46)	(3.55)	0.89	0.89	(0.76)	(0.76)	2,350,459	—
Year ended May 31, 2021	22.96	(0.15)	(7.04)	—	(7.19)	—	—	—		—	15.77	(31.31)	(31.38)	0.88	0.88	(0.77)	(0.77)	1,404,720	—
Year ended May 31, 2020	28.53	0.16	(5.38)	—	(5.22)	(0.32)	—	(0.03	)#	(0.35)	22.96	(18.45)	(18.40)	0.90	0.90	0.63	0.63	3,697,429	—
Year ended May 31, 2019	29.53	0.44	(1.06)	—	(0.62)	(0.38)	—	—		(0.38)	28.53	(2.10)	(2.10)	0.89	0.89	1.52	1.52	2,060,778	—
Year ended May 31, 2018	33.69	0.15	(4.25)	—	(4.10)	(0.06)	—	—		(0.06)	29.53	(12.20)	(12.18)	0.89	0.89	0.46	0.46	1,374,040	—
Short SmallCap600
Six Months ended November 30, 2022 (Unaudited)	17.96	0.12	(0.72)	—	(0.60)	—	—	—		—	17.36	(3.37)	(2.89)	1.52	0.95	0.67	1.25	26,793	—
Year ended May 31, 2022	17.35	(0.15)	0.76	—	0.61	—	—	—		—	17.96	3.51	3.57	2.32	0.95	(2.22)	(0.85)	7,071	—
Year ended May 31, 2021	32.60	(0.23)	(15.02)	—	(15.25)	—	—	—		—	17.35	(46.78)	(46.75)	1.66	0.95	(1.65)	(0.94)	4,662	—
Year ended May 31, 2020	34.96	— (h)	(2.08)	—	(2.08)	(0.27)	—	(0.01	)#	(0.28)	32.60	(5.93)	(5.96)	2.21	0.95	(1.27)	(0.01)	13,651	—
Year ended May 31, 2019	31.57	0.35	3.19	—	3.54	(0.15)	—	—		(0.15)	34.96	11.22	11.11	2.63	0.95	(0.59)	1.08	4,149	—
Year ended May 31, 2018	39.09	0.04	(7.56)	—	(7.52)	—	—	—		—	31.57	(19.25)	(19.31)	1.68	0.95	(0.62)	0.11	3,747	—

See accompanying notes to the financial statements.

240 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE												RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra 7-10 Year Treasury
Six Months ended November 30, 2022 (Unaudited)	$55.02	$0.30	$(6.39)	$—	$(6.09)	$—	$—	$—	$—	$48.93	(11.08)%	(10.94)%	1.42%	0.95%	0.69%	1.15%	$9,786	—%
Year ended May 31, 2022	67.14	(0.06)	(11.92)	—	(11.98)	(0.14)	—	—	(0.14)	55.02	(17.88)	(18.01)	1.41	0.95	(0.55)	(0.09)	17,882	57
Year ended May 31, 2021	75.97	0.29	(8.79)	—	(8.50)	(0.33)	—	—	(0.33)	67.14	(11.23)	(11.19)	1.25	0.95	0.09	0.39	18,464	56
Year ended May 31, 2020	60.72	0.68	15.28	—	15.96	(0.71)	—	—	(0.71)	75.97	26.49	26.24	1.20	0.95	0.77	1.02	34,187	193
Year ended May 31, 2019	54.31	0.94	6.56	—	7.50	(1.09)	—	—	(1.09)	60.72	14.05	14.70	1.18	0.95	1.50	1.73	24,289	327
Year ended May 31, 2018	59.02	0.63	(4.76)	—	(4.13)	(0.58)	—	—	(0.58)	54.31	(7.03)	(7.25)	1.12	0.95	0.94	1.12	24,440	234
Ultra 20+ Year Treasury
Six Months ended November 30, 2022 (Unaudited)	33.66	0.17	(8.10)	—	(7.93)	—	—	—	—	25.73	(23.56)	(23.51)	1.09	0.95	1.04	1.18	45,026	—
Year ended May 31, 2022	48.00	(0.25)	(14.09)	—	(14.34)	—	—	—	—	33.66	(29.86)	(29.47)	1.11	0.95	(0.66)	(0.50)	36,189	58
Year ended May 31, 2021(u)	66.77	(0.17)	(18.60)	—	(18.77)	—	—	—	—	48.00	(28.12)	(28.26)	1.14	0.95	(0.47)	(0.28)	28,797	5
Year ended May 31, 2020(u)	44.89	0.46	22.16	—	22.62	(0.74)	—	—	(0.74)	66.77	50.92	49.64	1.17	0.95	0.61	0.84	50,076	292
Year ended May 31, 2019(u)	38.47	0.70	6.34	—	7.04	(0.62)	—	—	(0.62)	44.89	18.62	20.55	1.26	0.95	1.55	1.86	31,423	264
Year ended May 31, 2018(u)	40.03	0.54	(1.59)	—	(1.05)	(0.51)	—	—	(0.51)	38.47	(2.64)	(3.29)	1.14	0.95	1.17	1.36	23,085	75

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 241

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE													RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra Basic Materials
Six Months ended November 30, 2022 (Unaudited)	$26.77	$0.20	$(2.89)		$—	$(2.69)	$(0.08)	$—	$—	$(0.08)	$24.00	(9.96)%	(10.03)%	1.19%	0.95%	1.73%	1.97%	$47,406	1%
Year ended May 31, 2022(mm)	26.79	0.16	(0.02)		—	0.14	(0.16)	—	—	(0.16)	26.77	0.54	0.22	1.10	0.95	0.50	0.65	62,229	5
Year ended May 31, 2021(mm)	11.08	0.08	15.72		—	15.80	(0.09)	—	—	(0.09)	26.79	143.30	143.29	1.15	0.95	0.25	0.45	104,477	12
Year ended May 31, 2020(mm)	11.89	0.15	(0.77)		—	(0.62)	(0.19)	—	—	(0.19)	11.08	(5.43)	(5.04)	1.23	0.95	0.85	1.13	27,696	6
Year ended May 31, 2019(mm)	17.19	0.19	(5.36)		—	(5.17)	(0.13)	—	—	(0.13)	11.89	(30.15)	(30.33)	1.16	0.95	1.07	1.27	35,681	38
Year ended May 31, 2018(mm)	13.79	0.10	3.39		—	3.49	(0.09)	—	—	(0.09)	17.19	25.23	25.89	1.11	0.95	0.45	0.61	60,156	11
Ultra Consumer Goods
Six Months ended November 30, 2022 (Unaudited)	20.90	0.12	(2.59)		—	(2.47)	(0.05)	—	—	(0.05)	18.38	(11.83)	(12.10)	2.55	0.95	(0.37)	1.23	7,812	10
Year ended May 31, 2022(jj)	22.44	0.09	(1.56)		—	(1.47)	(0.07)	—	—	(0.07)	20.90	(6.57)	(6.61)	1.80	0.95	(0.50)	0.35	8,362	9
Year ended May 31, 2021(jj)	10.78	0.05	11.67		—	11.72	(0.06)	—	—	(0.06)	22.44	109.16	108.35	1.94	0.95	(0.69)	0.30	13,463	4
Year ended May 31, 2020(jj)	9.92	0.15	0.83		—	0.98	(0.12)	—	—	(0.12)	10.78	9.90	10.30	2.71	0.95	(0.45)	1.31	5,389	23
Year ended May 31, 2019(jj)	9.85	0.18	(0.04	)(i)	—	0.14	(0.07)	—	—	(0.07)	9.92	1.54	1.83	2.35	0.95	0.36	1.76	6,946	3
Year ended May 31, 2018(jj)	11.32	0.13	(1.52)		—	(1.39)	(0.08)	—	—	(0.08)	9.85	(12.45)	(13.15)	1.71	0.95	0.36	1.12	9,846	8

See accompanying notes to the financial statements.

242 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE												RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra Consumer Services
Six Months ended November 30, 2022 (Unaudited)	$29.21	$0.10	$(2.45)	$—	$(2.35)	$—	$—	$—	$—	$26.86	(8.05)%	(8.42)%	1.89%	0.95%	(0.17)%	0.77%	$11,415	2%
Year ended May 31, 2022(kk)	48.65	(0.16)	(19.28)	—	(19.44)	—	—	—	—	29.21	(39.97)	(39.99)	1.32	0.95	(0.71)	(0.35)	13,874	18
Year ended May 31, 2021(u)(kk)	26.35	(0.16)	22.46	—	22.30	—	—	—	—	48.65	84.62	86.48	1.40	0.95	(0.85)	(0.40)	31,622	5
Year ended May 31, 2020(u)(kk)	24.45	0.03	1.93	—	1.96	(0.06)	—	—	(0.06)	26.35	8.01	6.98	1.51	0.95	(0.45)	0.11	18,447	37
Year ended May 31, 2019(u)(kk)	21.69	0.03	2.76	—	2.79	(0.03)	—	—	(0.03)	24.45	12.92	12.99	1.35	0.95	(0.30)	0.10	22,009	9
Year ended May 31, 2018(u)(kk)	17.65	0.03	4.04	—	4.07	(0.03)	—	—	(0.03)	21.69	23.05	24.53	1.47	0.95	(0.38)	0.14	23,856	8
Ultra Dow30SM
Six Months ended November 30, 2022 (Unaudited)	65.35	0.52	4.48	—	5.00	(0.16)	—	—	(0.16)	70.19	7.72	7.54	0.97	0.95	1.71	1.73	417,609	11
Year ended May 31, 2022	72.22	0.43	(7.05)	—	(6.62)	(0.25)	—	—	(0.25)	65.35	(9.21)	(9.21)	0.95	0.95	0.59	0.59	385,592	4
Year ended May 31, 2021	39.44	0.26	32.60	—	32.86	(0.08)	—	—	(0.08)	72.22	83.38	83.65	0.96	0.95	0.47	0.49	498,320	18
Year ended May 31, 2020	42.44	0.55	(3.17)	—	(2.62)	(0.38)	—	—	(0.38)	39.44	(6.20)	(6.29)	0.98	0.95	1.15	1.18	297,783	31
Year ended May 31, 2019	42.33	0.46	0.01	—	0.47	(0.36)	—	—	(0.36)	42.44	1.08	1.13	0.97	0.95	1.01	1.03	318,329	35
Year ended May 31, 2018(o)	31.66	0.32	10.63	—	10.95	(0.28)	—	—	(0.28)	42.33	34.72	34.67	0.96	0.95	0.80	0.81	421,225	6
See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 243

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE												RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra Financials
Six Months ended November 30, 2022 (Unaudited)	$53.90	$0.20	$(2.52)	$—	$(2.32)	$(0.11)	$—	$—	$(0.11)	$51.47	(4.28)%	(4.27)%	0.96%	0.95%	0.84%	0.85%	$623,165	13%
Year ended May 31, 2022	63.67	0.22	(6.71)	—	(6.49)	(0.18)	(3.10)	—	(3.28)	53.90	(11.16)	(11.22)	0.95	0.95	0.35	0.35	671,523	9
Year ended May 31, 2021	29.48	0.17	34.21	—	34.38	(0.19)	—	—	(0.19)	63.67	117.16	117.29	0.95	0.95	0.40	0.40	923,717	7
Year ended May 31, 2020	40.74	0.45	(11.19)	—	(10.74)	(0.52)	—	—	(0.52)	29.48	(26.67)	(26.57)	0.97	0.95	1.02	1.04	448,299	21
Year ended May 31, 2019	41.06	0.43	(0.30)	—	0.13	(0.45)	—	—	(0.45)	40.74	0.42	0.40	0.95	0.95	1.05	1.06	735,704	10
Year ended May 31, 2018(o)	31.67	0.34	9.31	—	9.65	(0.26)	—	—	(0.26)	41.06	30.49	30.49	0.95	0.95	0.86	0.86	883,120	3
Ultra FTSE China 50
Six Months ended November 30, 2022 (Unaudited)	29.78	— (h)	(8.96)	—	(8.96)	—	—	—	—	20.82	(30.10)	(30.52)	1.94	0.95	(0.95)	0.04	9,369	—
Year ended May 31, 2022	70.23	(0.44)	(40.01)	—	(40.45)	—	—	—	—	29.78	(57.59)	(57.66)	1.49	0.95	(1.47)	(0.93)	10,424	—
Year ended May 31, 2021	50.40	(0.66)	20.49	—	19.83	—	—	—	—	70.23	39.33	39.60	1.19	0.95	(1.18)	(0.95)	28,091	—
Year ended May 31, 2020	58.75	0.09	(5.94)	—	(5.85)	(2.50)	—	—	(2.50)	50.40	(10.42)	(10.64)	1.95	0.95	(0.86)	0.15	20,162	—
Year ended May 31, 2019	82.45	0.47	(23.25)	—	(22.78)	(0.18)	(0.74)	—	(0.92)	58.75	(27.63)	(27.37)	1.19	0.95	0.47	0.70	38,189	—
Year ended May 31, 2018	61.80	(0.24)	20.89	—	20.65	—	—	—	—	82.45	33.41	32.72	1.11	0.95	(0.46)	(0.30)	43,285	—

See accompanying notes to the financial statements.

244 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE												RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra FTSE Europe
Six Months ended November 30, 2022 (Unaudited)	$52.93	$0.11	$(6.02)	$—	$(5.91)	$—	$—	$—	$—	$47.02	(11.17)%	(11.19)%	3.35%	0.95%	(1.89)%	0.51%	$3,526	—%
Year ended May 31, 2022	69.86	(0.59)	(16.34)	—	(16.93)	—	—	—	—	52.93	(24.25)	(24.74)	2.61	0.95	(2.56)	(0.90)	3,969	—
Year ended May 31, 2021	35.00	(0.47)	35.33	—	34.86	—	—	—	—	69.86	99.64	100.63	2.94	0.95	(2.93)	(0.95)	5,239	—
Year ended May 31, 2020	43.65	0.09	(8.46)	—	(8.37)	(0.28)	—	—	(0.28)	35.00	(19.36)	(18.74)	2.33	0.95	(1.18)	0.20	3,500	—
Year ended May 31, 2019	55.05	0.28	(10.16)	—	(9.88)	(0.13)	(1.39)	—	(1.52)	43.65	(17.51)	(18.68)	1.77	0.95	(0.24)	0.58	5,456	—
Year ended May 31, 2018	51.03	(0.09)	4.11	—	4.02	—	—	—	—	55.05	7.88	9.22	1.37	0.95	(0.58)	(0.16)	11,010	—
Ultra Health Care
Six Months ended November 30, 2022 (Unaudited)	92.43	0.44	6.38	—	6.82	— (h)	—	—	— (h)	99.25	7.38	6.87	1.07	0.95	0.88	1.01	109,170	6
Year ended May 31, 2022	88.41	0.23	3.95	—	4.18	(0.16)	—	—	(0.16)	92.43	4.70	4.60	1.02	0.95	0.17	0.24	117,843	12
Year ended May 31, 2021(z)	61.51	0.12	26.86	—	26.98	(0.08)	—	—	(0.08)	88.41	43.89	43.81	1.04	0.95	0.07	0.17	130,405	4
Year ended May 31, 2020(z)	46.34	0.35	15.01	—	15.36	(0.19)	—	—	(0.19)	61.51	33.26	33.58	1.08	0.95	0.50	0.63	110,716	21
Year ended May 31, 2019(z)	43.63	0.29	2.59 (i)	—	2.88	(0.17)	—	—	(0.17)	46.34	6.58	6.48	1.05	0.95	0.47	0.57	99,639	11
Year ended May 31, 2018(z)	36.46	0.17	7.08	—	7.25	(0.08)	—	—	(0.08)	43.63	19.90	20.43	1.06	0.95	0.29	0.40	89,443	6

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 245

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE												RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra High Yield
Six Months ended November 30, 2022 (Unaudited)	$67.42	$0.25	$(4.78)	$—	$(4.53)	$—	$—	$—	$—	$62.89	(6.73)%	(7.22)%	1.70%	0.95%	0.07%	0.82%	$17,296	—%
Year ended May 31, 2022	75.77	(0.71)	(7.39)	—	(8.10)	—	(0.25)	—	(0.25)	67.42	(10.74)	(10.63)	1.17	0.95	(1.15)	(0.93)	20,227	—
Year ended May 31, 2021	64.18	(0.63)	14.17	—	13.54	(1.95)	—	—	(1.95)	75.77	21.27	21.30	1.95	0.97	(1.84)	(0.86)	28,414	—
Year ended May 31, 2020	66.69	1.16	(0.95)	—	0.21	(2.72)	—	—	(2.72)	64.18	0.03	0.34	2.86	1.04	(0.13)	1.70	4,813	—
Year ended May 31, 2019	63.95	1.93	2.74	—	4.67	(1.93)	—	—	(1.93)	66.69	7.47	7.79	5.64	0.95	(1.74)	2.95	3,334	1
Year ended May 31, 2018	65.06	1.82	(1.11)	—	0.71	(1.82)	—	—	(1.82)	63.95	1.09	1.58	5.35	0.95	(1.61)	2.79	3,198	—
Ultra Industrials
Six Months ended November 30, 2022 (Unaudited)	23.85	0.07	1.01	—	1.08	—	—	—	—	24.93	4.55	4.28	1.73	0.95	(0.10)	0.68	18,700	19
Year ended May 31, 2022	33.02	0.01	(9.17)	—	(9.16)	(0.01)	—	—	(0.01)	23.85	(27.77)	(27.70)	1.32	0.95	(0.33)	0.05	16,694	9
Year ended May 31, 2021(dd)	14.84	0.02	18.20	—	18.22	(0.04)	—	—	(0.04)	33.02	123.00	122.38	1.55	0.95	(0.53)	0.07	40,451	3
Year ended May 31, 2020(dd)	17.09	0.14	(2.26)	—	(2.12)	(0.13)	—	—	(0.13)	14.84	(12.47)	(12.37)	1.61	0.95	0.09	0.74	14,838	31
Year ended May 31, 2019(dd)	17.59	0.12	(0.53)	—	(0.41)	(0.09)	—	—	(0.09)	17.09	(2.29)	(2.20)	1.43	0.95	0.21	0.70	18,804	5
Year ended May 31, 2018(dd)	14.16	0.07	3.40	—	3.47	(0.04)	—	—	(0.04)	17.59	24.50	24.44	1.40	0.95	(0.03)	0.43	26,392	6

See accompanying notes to the financial statements.

246 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE												RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra MidCap400
Six Months ended November 30, 2022 (Unaudited)	$54.03	$0.29	$0.10	$—	$0.39	$(0.20)	$—	$—	$(0.20)	$54.22	0.80%	0.60%	1.05%	0.95%	1.07%	1.18%	$136,896	33%
Year ended May 31, 2022	65.80	0.18	(11.82)	—	(11.64)	(0.13)	—	—	(0.13)	54.03	(17.73)	(17.75)	0.99	0.95	0.24	0.28	122,914	52
Year ended May 31, 2021	28.58	0.06	37.24	—	37.30	(0.08)	—	—	(0.08)	65.80	130.66	130.86	1.06	0.95	0.04	0.15	189,162	18
Year ended May 31, 2020	35.41	0.26	(6.77)	—	(6.51)	(0.32)	—	—	(0.32)	28.58	(18.51)	(18.50)	1.06	0.95	0.58	0.69	105,036	73
Year ended May 31, 2019	42.46	0.22	(7.07)	—	(6.85)	(0.20)	—	—	(0.20)	35.41	(16.13)	(16.26)	1.04	0.95	0.47	0.56	130,137	31
Year ended May 31, 2018(o)	33.70	0.15	8.71	—	8.86	(0.10)	—	—	(0.10)	42.46	26.30	26.46	1.02	0.95	0.32	0.39	153,913	42
Ultra MSCI Brazil Capped
Six Months ended November 30, 2022 (Unaudited)	32.73	0.01	(7.16)	—	(7.15)	—	—	—	—	25.58	(21.85)	(22.15)	2.57	0.95	(1.56)	0.06	4,900	—
Year ended May 31, 2022	37.27	(0.27)	(4.27)	—	(4.54)	—	—	—	—	32.73	(12.21)	(11.88)	2.22	0.95	(2.17)	(0.90)	9,543	—
Year ended May 31, 2021	20.23	(0.27)	17.31	—	17.04	—	—	—	—	37.27	84.28	85.11	2.00	0.95	(2.00)	(0.95)	7,140	—
Year ended May 31, 2020	70.62	0.06	(50.07)	—	(50.01)	(0.38)	—	—	(0.38)	20.23	(71.21)	(71.30)	2.10	0.96	(1.03)	0.10	4,886	—
Year ended May 31, 2019	57.70	0.33	12.77	—	13.10	(0.18)	—	—	(0.18)	70.62	22.70	21.48	1.70	0.95	(0.22)	0.53	8,231	—
Year ended May 31, 2018	59.23	(0.07)	(1.46)	—	(1.53)	—	—	—	—	57.70	(2.59)	(1.67)	1.26	0.95	(0.40)	(0.09)	9,611	—

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 247

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE												RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra MSCI EAFE
Six Months ended November 30, 2022 (Unaudited)	$40.28	$0.06	$(4.09)	$—	$(4.03)	$—	$—	$—	$—	$36.25	(10.00)%	(9.72)%	2.18%	0.95%	(0.86)%	0.37%	$6,344	—%
Year ended May 31, 2022	52.83	(0.45)	(12.10)	—	(12.55)	—	—	—	—	40.28	(23.76)	(23.48)	1.68	0.95	(1.64)	(0.91)	9,064	—
Year ended May 31, 2021	28.74	(0.39)	24.48	—	24.09	—	—	—	—	52.83	83.86	82.35	1.56	0.95	(1.56)	(0.95)	13,208	—
Year ended May 31, 2020	34.62	0.01	(5.77)	—	(5.76)	(0.12)	—	—	(0.12)	28.74	(16.71)	(16.08)	2.22	0.95	(1.23)	0.04	3,592	—
Year ended May 31, 2019	41.92	0.15	(7.38)	—	(7.23)	(0.07)	—	—	(0.07)	34.62	(17.25)	(17.54)	1.72	0.95	(0.37)	0.41	6,058	—
Year ended May 31, 2018(o)	37.71	(0.09)	4.30	—	4.21	—	—	—	—	41.92	11.17	11.29	1.35	0.95	(0.62)	(0.22)	11,528	—
Ultra MSCI Emerging Markets
Six Months ended November 30, 2022 (Unaudited)	62.90	0.13	(11.33)	—	(11.20)	—	—	—	—	51.70	(17.81)	(17.50)	1.33	0.95	0.12	0.49	21,971	—
Year ended May 31, 2022	105.83	(0.80)	(42.13)	—	(42.93)	—	—	—	—	62.90	(40.57)	(40.56)	1.09	0.95	(1.05)	(0.90)	26,731	—
Year ended May 31, 2021	51.04	(0.87)	55.66	—	54.79	—	—	—	—	105.83	107.34	107.36	1.09	0.95	(1.08)	(0.95)	92,605	—
Year ended May 31, 2020	65.46	0.22	(13.61)	—	(13.39)	(1.03)	—	—	(1.03)	51.04	(20.88)	(20.89)	1.39	0.95	(0.10)	0.34	12,761	—
Year ended May 31, 2019	85.50	0.63	(20.46)	—	(19.83)	(0.21)	—	—	(0.21)	65.46	(23.20)	(23.21)	1.13	0.95	0.69	0.87	36,005	—
Year ended May 31, 2018	70.55	(0.11)	15.06	—	14.95	—	—	—	—	85.50	21.20	21.43	1.06	0.95	(0.23)	(0.13)	51,299	—

See accompanying notes to the financial statements.

248 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE												RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra MSCI Japan
Six Months ended November 30, 2022 (Unaudited)	$32.91	$0.14	$(3.21)	$—	$(3.07)	$—	$—	$—	$—	$29.84	(9.35)%	(9.32)%	3.20%	0.95%	(1.27)%	0.97%	$5,967	130%
Year ended May 31, 2022	47.18	(0.33)	(13.94)	—	(14.27)	—	—	—	—	32.91	(30.24)	(30.26)	2.25	0.96	(2.05)	(0.76)	5,760	579
Year ended May 31, 2021	31.35	(0.39)	16.22	—	15.83	—	—	—	—	47.18	50.48	50.81	2.34	0.95	(2.34)	(0.95)	5,897	—
Year ended May 31, 2020	30.01	(0.09)	1.48	—	1.39	(0.04)	—	(0.01)	(0.05)	31.35	4.61	4.49	2.33	0.95	(1.66)	(0.28)	3,919	—
Year ended May 31, 2019	41.94	0.14	(10.73)	—	(10.59)	(0.06)	(1.28)	—	(1.34)	30.01	(25.03)	(25.04)	4.18	0.95	(2.82)	0.41	5,251	—
Year ended May 31, 2018(o)	34.24	(0.10)	7.80	—	7.70	—	—	—	—	41.94	22.51	22.82	1.42	0.95	(0.71)	(0.25)	9,437	—
Ultra Nasdaq Biotechnology
Six Months ended November 30, 2022 (Unaudited)	48.04	— (h)	14.05	—	14.05	—	—	—	—	62.09	29.23	28.72	1.15	0.95	(0.22)	(0.02)	117,968	11
Year ended May 31, 2022	84.53	(0.23)	(36.26)	—	(36.49)	—	—	—	—	48.04	(43.17)	(43.05)	1.08	0.95	(0.41)	(0.28)	93,685	27
Year ended May 31, 2021	70.76	(0.36)	14.13	—	13.77	—	—	—	—	84.53	19.46	19.50	1.08	0.95	(0.58)	(0.45)	287,388	27
Year ended May 31, 2020	43.67	(0.09)	27.18	—	27.09	—	—	—	—	70.76	62.03	61.87	1.10	0.95	(0.31)	(0.17)	183,980	37
Year ended May 31, 2019	55.88	(0.13)	(12.08)	—	(12.21)	—	—	—	—	43.67	(21.85)	(21.82)	1.06	0.95	(0.35)	(0.24)	207,454	31
Year ended May 31, 2018	45.61	(0.21)	10.48	—	10.27	—	—	—	—	55.88	22.54	22.71	1.04	0.95	(0.46)	(0.37)	363,252	25

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 249

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE													RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra Nasdaq Cloud Computing
Six Months ended November 30, 2022 (Unaudited)	$18.30	$(0.01)	$(5.45)		$—	$(5.46)	$—	$—	$—	$—	$12.84	(29.81)%	(29.89)%	6.54%	0.95%	(5.71)%	(0.12)%	$1,927	33%
Year ended May 31, 2022	39.18	(0.16)	(20.72)		—	(20.88)	—	—	—	—	18.30	(53.30)	(53.81)	3.49	0.95	(2.96)	(0.43)	1,830	74
January 19, 2021* through May 31, 2021	40.00	(0.09)	(0.73	)(i)	—	(0.82)	—	—	—	—	39.18	(2.04)	(0.95)	3.85	0.95	(3.47)	(0.57)	1,959	6
Ultra Nasdaq Cybersecurity
Six Months ended November 30, 2022 (Unaudited)	31.11	(0.04)	(4.91)		—	(4.95)	—	—	—	—	26.16	(15.91)	(16.47)	3.67	0.95	(2.99)	(0.27)	2,616	—
Year ended May 31, 2022	37.53	(0.41)	(5.77)		—	(6.18)	—	(0.24)	—	(0.24)	31.11	(16.75)	(16.09)	2.07	0.95	(2.01)	(0.89)	2,333	—
January 19, 2021* through May 31, 2021	40.00	(0.13)	(2.34)		—	(2.47)	—	—	—	—	37.53	(6.15)	(6.40)	3.52	0.95	(3.52)	(0.95)	2,815	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

250 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE												RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra Oil & Gas
Six Months ended November 30, 2022 (Unaudited)	$43.71	$0.34	$2.88 (i)	$—	$3.22	$(0.11)	$—	$—	$(0.11)	$46.82	7.47%	7.29%	1.03%	0.95%	1.75%	1.82%	$173,357	6%
Year ended May 31, 2022(mm)	16.69	0.43	27.11	—	27.54	(0.52)	—	—	(0.52)	43.71	168.23	167.93	0.99	0.95	1.95	1.99	218,701	31
Year ended May 31, 2021(ee)(mm)	10.00	0.31	6.71	—	7.02	(0.33)	—	—	(0.33)	16.69	73.14	72.84	1.03	0.95	2.84	2.92	211,207	24
Year ended May 31, 2020(s)(ee)(mm)	29.90	0.62	(19.79)	—	(19.17)	(0.73)	—	—	(0.73)	10.00	(65.49)	(65.44)	1.14	0.95	3.27	3.47	116,476	4
Year ended May 31, 2019(s)(ee)(mm)	54.14	0.70	(24.23)	—	(23.53)	(0.71)	—	—	(0.71)	29.90	(43.83)	(43.77)	1.07	0.95	1.53	1.65	71,168	14
Year ended May 31, 2018(s)(ee)(mm)	40.22	0.85	13.94	—	14.79	(0.87)	—	—	(0.87)	54.14	37.30	37.33	1.04	0.95	1.83	1.92	126,699	14
Ultra QQQ
Six Months ended November 30, 2022 (Unaudited)	50.68	0.17	(7.96)	—	(7.79)	—	—	—	—	42.89	(15.36)	(15.33)	0.99	0.95	0.72	0.76	3,229,833	22
Year ended May 31, 2022	63.62	(0.22)	(12.72)	—	(12.94)	—	—	—	—	50.68	(20.35)	(20.44)	0.98	0.95	(0.33)	(0.30)	3,679,324	54
Year ended May 31, 2021(u)(ee)	32.93	(0.17)	30.86	—	30.69	—	—	—	—	63.62	93.20	93.78	0.97	0.95	(0.35)	(0.33)	4,294,521	8
Year ended May 31, 2020(u)(ee)	20.83	—	12.13	—	12.13	(0.03)	—	—	(0.03)	32.93	58.25	58.04	0.99	0.95	(0.04)	0.01	2,371,112	33
Year ended May 31, 2019(u)(ee)	21.23	0.03	(0.40)	—	(0.37)	(0.03)	—	—	(0.03)	20.83	(1.74)	(1.92)	0.99	0.95	0.10	0.13	1,691,571	7
Year ended May 31, 2018(l)(u)(ee)	15.19	(0.01)	6.05	—	6.04	— (h)	—	—	— (h)	21.23	39.75	39.85	0.99	0.95	(0.07)	(0.03)	1,783,133	2

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 251

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE													RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra Real Estate
Six Months ended November 30, 2022 (Unaudited)	$82.93	$0.69	$(18.33)		$—	$(17.64)	$(0.35)	$—	$—	$(0.35)	$64.94	(21.27)%	(21.39)%	1.09%	0.95%	1.85%	1.99%	$75,247	3%
Year ended May 31, 2022	84.64	0.63	(1.66)		—	(1.03)	(0.68)	—	—	(0.68)	82.93	(1.39)	(1.59)	1.04	0.95	0.56	0.65	102,313	10
Year ended May 31, 2021	51.66	0.56	32.86		—	33.42	(0.44)	—	—	(0.44)	84.64	65.16	65.51	1.07	0.95	0.77	0.89	117,124	6
Year ended May 31, 2020	75.11	1.16	(23.52)		—	(22.36)	(1.09)	—	—	(1.09)	51.66	(30.18)	(30.15)	1.06	0.95	1.40	1.51	76,646	41
Year ended May 31, 2019	61.06	1.26	13.65		—	14.91	(0.86)	—	—	(0.86)	75.11	24.82	24.75	1.04	0.95	1.79	1.88	137,733	6
Year ended May 31, 2018(l)	60.63	1.06	(0.01	)(i)	—	1.05	(0.62)	—	—	(0.62)	61.06	1.68	1.64	1.03	0.95	1.63	1.71	131,803	4
Ultra Russell2000
Six Months ended November 30, 2022 (Unaudited)	37.10	0.19	(1.12)		—	(0.93)	—	—	—	—	36.17	(2.50)	(2.40)	1.14	0.95	0.91	1.10	153,719	32
Year ended May 31, 2022	57.80	(0.03)	(20.67)		—	(20.70)	—	—	—	—	37.10	(35.82)	(35.93)	1.31	0.95	(0.42)	(0.06)	181,770	47
Year ended May 31, 2021(ee)	23.09	(0.11)	34.83		—	34.72	(0.01)	—	—	(0.01)	57.80	150.40	151.15	1.15	0.95	(0.44)	(0.24)	742,689	20
Year ended May 31, 2020(ee)	30.32	0.16	(7.18)		—	(7.02)	(0.21)	—	—	(0.21)	23.09	(23.32)	(23.49)	1.24	0.95	0.21	0.51	124,664	73
Year ended May 31, 2019(ee)	39.40	0.16	(9.11)		—	(8.95)	(0.13)	—	—	(0.13)	30.32	(22.70)	(22.78)	1.25	0.95	0.14	0.44	160,681	41
Year ended May 31, 2018(l)(ee)	28.24	0.06	11.14		—	11.20	(0.04)	—	—	(0.04)	39.40	39.66	39.78	1.37	0.95	(0.24)	0.18	263,967	15
See accompanying notes to the financial statements.

252 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE													RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)		Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra S&P500®
Six Months ended November 30, 2022 (Unaudited)	$53.88	$0.34		$(3.55)	$—	$(3.21)	$—	$—	$—	$—	$50.67	(5.95)%	(6.12)%	0.91%	0.91%	1.43%	1.43%	$3,253,267	13%
Year ended May 31, 2022(kk)	57.13	0.20		(3.32)	—	(3.12)	(0.13)	—	—	(0.13)	53.88	(5.49)	(5.53)	0.89	0.89	0.31	0.32	3,424,199	19
Year ended May 31, 2021(u)(kk)	30.42	0.16		26.63	—	26.79	(0.08)	—	—	(0.08)	57.13	88.11	88.62	0.89	0.89	0.38	0.38	3,827,456	3
Year ended May 31, 2020(u)(kk)	27.69	0.28		2.63	—	2.91	(0.18)	—	—	(0.18)	30.42	10.56	10.46	0.91	0.91	0.88	0.88	2,165,829	46
Year ended May 31, 2019(u)(kk)	27.60	0.25		0.03 (i)	—	0.28	(0.19)	—	—	(0.19)	27.69	1.04	1.00	0.90	0.90	0.87	0.87	2,215,265	5
Year ended May 31, 2018(u)(kk)	22.15	0.19		5.38	—	5.57	(0.12)	—	—	(0.12)	27.60	25.17	25.13	0.90	0.90	0.72	0.72	2,340,284	3
Ultra Semiconductors
Six Months ended November 30, 2022 (Unaudited)	28.29	0.09		(7.42)	—	(7.33)	—	—	—	—	20.96	(25.93)	(26.04)	1.05	0.95	0.83	0.93	158,221	45
Year ended May 31, 2022	31.37	(0.03)		(3.05)	—	(3.08)	—	—	—	—	28.29	(9.81)	(9.79)	0.97	0.95	(0.09)	(0.07)	247,580	83
Year ended May 31, 2021(dd)	13.86	—	(h)	17.53	—	17.53	(0.02)	—	—	(0.02)	31.37	126.56	127.69	1.01	0.95	(0.07)	(0.01)	253,317	11
Year ended May 31, 2020(dd)	8.19	0.10		5.68	—	5.78	(0.11)	—	—	(0.11)	13.86	70.79	69.70	1.11	0.95	0.63	0.80	77,624	58
Year ended May 31, 2019(dd)	12.28	0.10		(4.11)	—	(4.01)	(0.08)	—	—	(0.08)	8.19	(32.72)	(32.67)	1.13	0.95	0.84	1.02	38,511	38
Year ended May 31, 2018(o)(dd)	7.50	0.06		4.76	—	4.82	(0.04)	—	—	(0.04)	12.28	64.38	64.91	1.09	0.95	0.51	0.65	79,845	18

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 253

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE												RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra SmallCap600
Six Months ended November 30, 2022 (Unaudited)	$24.86	$0.12	$(0.80)	$—	$(0.68)	$(0.03)	$—	$—	$(0.03)	$24.15	(2.73)%	(2.77)%	1.49%	0.95%	0.53%	1.07%	$32,597	18%
Year ended May 31, 2022	31.80	0.02	(6.96)	—	(6.94)	—	—	—	—	24.86	(21.84)	(21.78)	1.29	0.95	(0.26)	0.08	32,935	27
Year ended May 31, 2021(ff)	11.58	(0.02)	20.25	—	20.23	(0.01)	—	—	(0.01)	31.80	174.63	173.87	1.35	0.95	(0.51)	(0.11)	46,109	17
Year ended May 31, 2020(ff)	16.91	0.10	(5.36)	—	(5.26)	(0.07)	—	—	(0.07)	11.58	(31.26)	(30.98)	1.59	0.95	(0.08)	0.56	14,478	53
Year ended May 31, 2019(ff)	22.73	0.09	(5.86)	—	(5.77)	(0.05)	—	—	(0.05)	16.91	(25.36)	(25.80)	1.35	0.95	0.02	0.42	23,249	18
Year ended May 31, 2018(ff)	15.82	0.01	6.90	—	6.91	—	—	—	—	22.73	43.68	44.31	1.53	0.95	(0.50)	0.08	28,407	17
Ultra Technology
Six Months ended November 30, 2022 (Unaudited)	34.97	0.04	(6.95)	—	(6.91)	—	—	—	—	28.06	(19.76)	(19.90)	0.98	0.95	0.25	0.28	347,898	16
Year ended May 31, 2022(kk)	41.71	(0.22)	(6.52)	—	(6.74)	—	—	—	—	34.97	(16.16)	(16.21)	0.95	0.95	(0.43)	(0.43)	539,380	41
Year ended May 31, 2021(v)(kk)	20.68	(0.13)	21.16	—	21.03	—	—	—	—	41.71	101.68	102.46	0.95	0.95	(0.40)	(0.40)	763,229	7
Year ended May 31, 2020(v)(kk)	12.73	0.03	7.96	—	7.99	(0.04)	—	—	(0.04)	20.68	62.84	62.48	0.99	0.95	0.13	0.16	417,738	31
Year ended May 31, 2019(v)(kk)	13.15	0.03	(0.41)	—	(0.38)	(0.04)	—	—	(0.04)	12.73	(2.92)	(3.09)	0.99	0.95	0.21	0.25	300,442	14
Year ended May 31, 2018(l)(v)(kk)	8.69	0.02	4.45	—	4.47	(0.01)	—	—	(0.01)	13.15	51.57	51.56	1.00	0.95	0.12	0.17	342,018	5

See accompanying notes to the financial statements.

254 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE												RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra Telecommunications
Six Months ended November 30, 2022 (Unaudited)	$39.30	$0.35	$(4.54)	$—	$(4.19)	$(0.30)	$—	$—	$(0.30)	$34.81	(10.59)%	(10.79)%	7.14%	0.95%	(4.12)%	2.07%	$2,611	8%
Year ended May 31, 2022	47.81	0.59	(8.40)	—	(7.81)	(0.70)	—	—	(0.70)	39.30	(16.64)	(16.77)	5.55	0.95	(3.37)	1.23	1,965	34
Year ended May 31, 2021	34.38	0.53	13.40	—	13.93	(0.50)	—	—	(0.50)	47.81	41.06	41.47	8.63	0.95	(6.37)	1.31	2,391	18
Year ended May 31, 2020	36.53	0.60	(2.33)	—	(1.73)	(0.42)	—	—	(0.42)	34.38	(4.66)	(5.08)	9.92	0.95	(7.40)	1.57	859	29
Year ended May 31, 2019	35.66	0.66	0.91	—	1.57	(0.70)	—	—	(0.70)	36.53	4.67	(0.19)	7.94	0.95	(5.29)	1.70	913	221
Year ended May 31, 2018	52.69	0.52	(16.91)	—	(16.39)	(0.64)	—	—	(0.64)	35.66	(31.38)	(27.70)	3.82	0.95	(1.70)	1.16	2,674	106
Ultra Utilities
Six Months ended November 30, 2022 (Unaudited)	79.60	0.65	(7.98)	—	(7.33)	(0.49)	—	—	(0.49)	71.78	(9.15)	(9.11)	1.56	0.95	1.20	1.81	16,151	1
Year ended May 31, 2022	61.06	1.16	18.30	—	19.46	(0.92)	—	—	(0.92)	79.60	32.18	31.65	1.36	0.95	1.29	1.70	23,880	20
Year ended May 31, 2021	51.05	0.72	9.69	—	10.41	(0.40)	—	—	(0.40)	61.06	20.47	20.81	1.91	0.95	0.37	1.32	13,737	3
Year ended May 31, 2020	56.78	1.06	(5.98)	—	(4.92)	(0.81)	—	—	(0.81)	51.05	(8.74)	(8.51)	1.41	0.95	1.21	1.67	15,315	13
Year ended May 31, 2019	44.68	0.94	11.97	—	12.91	(0.81)	—	—	(0.81)	56.78	29.38	29.52	1.65	0.95	1.14	1.85	17,035	5
Year ended May 31, 2018	47.88	0.85	(3.33)	—	(2.48)	(0.72)	—	—	(0.72)	44.68	(5.22)	(6.99)	1.51	0.95	1.26	1.82	12,286	25

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 255

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE													RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraPro Dow30SM
Six Months ended November 30, 2022 (Unaudited)	$61.21	$0.43	$4.16		$—	$4.59	$(0.25)	$—	$—	$(0.25)	$65.55	7.64%	7.24%	0.96%	0.95%	1.62%	1.63%	$760,388	37%
Year ended May 31, 2022	73.42	0.38	(12.38)		—	(12.00)	(0.21)	—	—	(0.21)	61.21	(16.40)	(16.40)	0.95	0.95	0.51	0.51	691,723	36
Year ended May 31, 2021(ee)	30.92	0.23	42.39		—	42.62	(0.12)	—	—	(0.12)	73.42	137.92	138.58	0.95	0.95	0.50	0.50	958,086	15
Year ended May 31, 2020(ee)	42.05	0.44	(11.26	)(i)	—	(10.82)	(0.31)	—	—	(0.31)	30.92	(25.94)	(25.95)	0.98	0.95	1.04	1.07	705,052	61
Year ended May 31, 2019(ee)	43.35	0.48	(1.48	)(i)	—	(1.00)	(0.30)	—	—	(0.30)	42.05	(2.33)	(2.46)	0.96	0.95	1.02	1.04	407,844	2
Year ended May 31, 2018(l)(ee)	28.73	0.31	14.43		—	14.74	(0.12)	—	—	(0.12)	43.35	51.32	51.32	0.96	0.95	0.71	0.72	576,616	1
UltraPro MidCap400
Six Months ended November 30, 2022 (Unaudited)	22.49	0.07	(1.15)		—	(1.08)	(0.04)	—	—	(0.04)	21.37	(4.74)	(4.95)	1.62	0.95	0.11	0.78	32,049	60
Year ended May 31, 2022	32.13	0.01	(9.62)		—	(9.61)	(0.03)	—	—	(0.03)	22.49	(29.95)	(30.05)	1.32	0.95	(0.33)	0.03	29,799	96
Year ended May 31, 2021(ff)	9.86	(0.03)	22.30		—	22.27	— (h)	—	—	— (h)	32.13	226.00	225.64	1.23	0.95	(0.42)	(0.14)	61,859	19
Year ended May 31, 2020(ff)	17.42	0.10	(7.57)		—	(7.47)	(0.09)	—	—	(0.09)	9.86	(43.06)	(43.03)	1.61	0.95	(0.08)	0.58	20,948	51
Year ended May 31, 2019(ff)	23.84	0.12	(6.48)		—	(6.36)	(0.06)	—	—	(0.06)	17.42	(26.64)	(28.43)	1.32	0.95	0.19	0.56	19,593	41
Year ended May 31, 2018(ff)	17.29	0.03	6.52		—	6.55	—	—	—	—	23.84	37.87	41.22	1.28	0.95	(0.19)	0.14	35,754	16

See accompanying notes to the financial statements.

256 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE													RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraPro QQQ
Six Months ended November 30, 2022 (Unaudited)	$33.03	$0.21	$(9.60)		$—	$(9.39)	$—	$—	$—	$—	$23.64	(28.41)%	(28.71)%	0.99%	0.89%	1.58%	1.67%	$12,719,337	82%
Year ended May 31, 2022(kk)	51.15	(0.14)	(17.98)		—	(18.12)	— (h)	—	—	— (h)	33.03	(35.44)	(35.57)	0.98	0.86	(0.35)	(0.23)	13,697,179	127
Year ended May 31, 2021(z)(kk)	20.71	(0.15)	30.59		—	30.44	—	—	—	—	51.15	147.00	147.89	1.01	0.95	(0.46)	(0.39)	12,061,878	10
Year ended May 31, 2020(z)(kk)	12.55	— (h)	8.17		—	8.17	(0.01)	—	—	(0.01)	20.71	65.11	64.87	0.98	0.95	(0.06)	(0.03)	5,831,873	53
Year ended May 31, 2019(z)(kk)	13.94	0.03	(1.40)		—	(1.37)	(0.02)	—	—	(0.02)	12.55	(9.85)	(10.01)	0.98	0.95	0.22	0.25	3,189,760	15
Year ended May 31, 2018(o)(z)(kk)	8.84	(0.01)	5.11		—	5.10	—	—	—	—	13.94	57.64	57.84	0.98	0.95	(0.15)	(0.12)	3,448,958	2
UltraPro Russell2000
Six Months ended November 30, 2022 (Unaudited)	52.41	0.18	(5.44)		—	(5.26)	—	—	—	—	47.15	(10.05)	(10.00)	1.07	0.95	0.66	0.78	242,801	50
Year ended May 31, 2022	110.95	(0.07)	(58.47)		—	(58.54)	—	—	—	—	52.41	(52.76)	(52.92)	1.29	0.95	(0.42)	(0.08)	259,439	60
Year ended May 31, 2021	30.83	(0.18)	80.30		—	80.12	— (h)	—	—	— (h)	110.95	259.95	261.40	1.26	0.95	(0.58)	(0.27)	410,520	43
Year ended May 31, 2020	60.84	0.21	(30.10	)(i)	—	(29.89)	(0.12)	—	—	(0.12)	30.83	(49.27)	(49.46)	1.99	0.95	(0.61)	0.43	184,956	68
Year ended May 31, 2019	95.44	0.29	(34.72)		—	(34.43)	(0.17)	—	—	(0.17)	60.84	(36.03)	(36.02)	1.56	0.95	(0.26)	0.35	76,056	24
Year ended May 31, 2018(l)	59.65	— (h)	35.79		—	35.79	—	—	—	—	95.44	59.98	60.17	1.53	0.95	(0.58)	— (j)	152,699	14

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 257

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE														RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS						DISTRIBUTIONS						TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital		Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraPro S&P500®
Six Months ended November 30, 2022 (Unaudited)	$46.40	$0.29	$(6.65)		$—	$(6.36)	$—	$—	$—		$—	$40.04	(13.72)%	(13.91)%	0.93%	0.93%	1.53%	1.53%	$2,548,471	32%
Year ended May 31, 2022(kk)	53.12	0.11	(6.76)		—	(6.65)	(0.07)	—	—		(0.07)	46.40	(12.57)	(12.58)	0.91	0.91	0.18	0.18	2,573,073	66
Year ended May 31, 2021(kk)	21.53	0.04	31.58		—	31.62	(0.03)	—	—		(0.03)	53.12	146.97	147.74	0.91	0.91	0.12	0.12	2,395,903	4
Year ended May 31, 2020(kk)	22.37	0.20	(0.91	)(i)	—	(0.71)	(0.13)	—	—		(0.13)	21.53	(3.23)	(3.33)	0.93	0.93	0.76	0.76	1,373,394	69
Year ended May 31, 2019(kk)	23.16	0.21	(0.86	)(i)	—	(0.65)	(0.14)	—	—		(0.14)	22.37	(2.77)	(2.89)	0.92	0.92	0.87	0.87	1,105,011	15
Year ended May 31, 2018(o)(kk)	17.06	0.09	6.03		—	6.12	(0.02)	—	—		(0.02)	23.16	35.82	35.93	0.92	0.92	0.43	0.43	1,445,225	3
UltraPro Short 20+ Year Treasury
Six Months ended November 30, 2022 (Unaudited)	56.55	0.24	15.90		—	16.14	—	—	—		—	72.69	28.55	28.48	0.95	0.95	0.72	0.72	410,212	—
Year ended May 31, 2022	41.80	(0.30)	15.05		—	14.75	—	—	—		—	56.55	35.27	34.06	0.95	0.95	(0.79)	(0.79)	403,941	—
Year ended May 31, 2021	29.62	(0.34)	12.52		—	12.18	—	—	—		—	41.80	41.13	41.82	1.07	0.95	(1.06)	(0.94)	89,601	—
Year ended May 31, 2020(t)	78.88	0.71	(48.91)		—	(48.20)	(0.97)	—	(0.09	)#	(1.06)	29.62	(61.79)	(61.45)	1.15	0.95	1.11	1.31	23,505	—
Year ended May 31, 2019(t)	106.43	0.94	(27.77)		—	(26.83)	(0.72)	—	—		(0.72)	78.88	(25.37)	(27.02)	1.00	0.95	0.82	0.87	36,975	—
Year ended May 31, 2018(t)	109.74	0.17	(3.48)		—	(3.31)	—	—	—		—	106.43	(3.02)	(1.89)	0.98	0.95	0.13	0.16	95,117	—

See accompanying notes to the financial statements.

258 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE													RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS					DISTRIBUTIONS						TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital		Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraPro Short Dow30SM
Six Months ended November 30, 2022 (Unaudited)	$31.00	$0.13	$(7.32)	$—	$(7.19)	$—	$—	$—		$—	$23.81	(23.17)%	(22.88)%	0.96%	0.95%	0.79%	0.80%	$815,448	—%
Year ended May 31, 2022	33.13	(0.26)	(1.87)	—	(2.13)	—	—	—		—	31.00	(6.45)	(6.47)	0.95	0.95	(0.87)	(0.87)	351,588	—
Year ended May 31, 2021(gg)	107.42	(0.46)	(73.83)	—	(74.29)	—	—	—		—	33.13	(69.16)	(69.27)	0.96	0.95	(0.81)	(0.79)	359,346	—
Year ended May 31, 2020(gg)	246.00	0.86	(136.56)	—	(135.70)	(2.60)	—	(0.28	)#	(2.88)	107.42	(55.65)	(55.55)	0.99	0.95	0.50	0.54	815,975	—
Year ended May 31, 2019(q)(gg)	296.19	4.43	(50.66)	—	(46.23)	(3.96)	—	—		(3.96)	246.00	(15.73)	(15.64)	0.98	0.95	1.77	1.81	254,249	—
Year ended May 31, 2018(q)(gg)	526.84	2.54	(232.39)	—	(229.85)	(0.80)	—	—		(0.80)	296.19	(43.63)	(43.65)	1.00	0.95	0.65	0.70	177,459	—
UltraPro Short MidCap400
Six Months ended November 30, 2022 (Unaudited)	25.24	0.08	(6.22)	—	(6.14)	—	—	—		—	19.10	(24.34)	(24.15)	1.63	0.95	(0.07)	0.61	8,568	—
Year ended May 31, 2022	26.87	(0.22)	(1.41)	—	(1.63)	—	—	—		—	25.24	(6.05)	(6.07)	2.11	0.95	(2.04)	(0.88)	7,539	—
Year ended May 31, 2021(aa)(gg)	139.56	(0.63)	(112.06)	—	(112.69)	—	—	—		—	26.87	(80.75)	(80.78)	1.67	0.95	(1.66)	(0.94)	4,002	—
Year ended May 31, 2020(t)(aa)(gg)	315.61	(0.56)	(173.22)	—	(173.78)	(2.19)	—	(0.08	)#	(2.27)	139.56	(55.37)	(55.36)	2.31	0.95	(1.61)	(0.24)	14,686	—
Year ended May 31, 2019(t)(aa)(gg)	288.41	3.09	25.25 (i)	—	28.34	(1.14)	—	—		(1.14)	315.61	9.82	12.55	4.18	0.95	(2.18)	1.04	2,650	—
Year ended May 31, 2018(t)(aa)(gg)	461.94	0.11	(173.64)	—	(173.53)	—	—	—		—	288.41	(37.57)	(37.90)	3.42	0.95	(2.44)	0.03	1,971	—

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 259

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE														RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS						DISTRIBUTIONS						TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital		Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraPro Short QQQ
Six Months ended November 30, 2022 (Unaudited)	$47.40	$0.20	$(6.27	)(i)	$—	$(6.07)	$—	$—	$—		$—	$41.33	(12.79)%	(12.53)%	0.98%	0.95%	0.79%	0.82%	$3,531,693	—%
Year ended May 31, 2022(ll)	55.51	(0.34)	(7.77	)(i)	—	(8.11)	—	—	—		—	47.40	(14.62)	(14.53)	0.98	0.95	(0.88)	(0.84)	2,824,811	—
Year ended May 31, 2021(w)(ll)	235.47	(0.69)	(179.27)		—	(179.96)	—	—	—		—	55.51	(76.43)	(76.52)	1.00	0.95	(0.86)	(0.81)	1,758,961	—
Year ended May 31, 2020(w)(ll)	1,111.93	6.91	(868.32)		—	(861.41)	(13.45)	—	(1.60	)#	(15.05)	235.47	(78.39)	(78.35)	1.02	0.95	1.19	1.26	1,113,509	—
Year ended May 31, 2019(q)(w)(ll)	1,498.39	25.01	(387.46)		—	(362.45)	(24.01)	—	—		(24.01)	1,111.93	(24.46)	(24.35)	1.00	0.95	2.06	2.11	1,130,668	—
Year ended May 31, 2018(q)(w)(ll)	3,035.67	19.52	(1,550.24)		—	(1,530.72)	(6.56)	—	—		(6.56)	1,498.39	(50.46)	(50.55)	1.01	0.95	0.84	0.89	584,899	—
UltraPro Short Russell2000
Six Months ended November 30, 2022 (Unaudited)	58.81	0.18	(14.21)		—	(14.03)	—	—	—		—	44.78	(23.86)	(23.67)	1.04	0.95	0.54	0.63	152,583	—
Year ended May 31, 2022(ll)	48.28	(0.42)	10.95		—	10.53	—	—	—		—	58.81	21.80	21.89	1.04	0.95	(0.94)	(0.85)	150,418	—
Year ended May 31, 2021(bb)(ll)	324.70	(0.90)	(275.52)		—	(276.42)	—	—	—		—	48.28	(85.13)	(85.15)	1.08	0.95	(0.97)	(0.84)	107,592	—
Year ended May 31, 2020(bb)(ll)	723.77	2.60	(393.61)		—	(391.01)	(7.21)	—	(0.85	)#	(8.06)	324.70	(54.50)	(54.49)	1.11	0.95	0.33	0.49	170,315	—
Year ended May 31, 2019(bb)(ll)	628.62	8.71	94.25		—	102.96	(7.81)	—	—		(7.81)	723.77	16.43	16.48	1.11	0.95	1.21	1.36	81,442	—
Year ended May 31, 2018(bb)(ll)	1,204.26	3.94	(577.86)		—	(573.92)	(1.72)	—	—		(1.72)	628.62	(47.68)	(47.68)	1.09	0.95	0.30	0.44	69,478	—
See accompanying notes to the financial statements.

260 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE													RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS					DISTRIBUTIONS						TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital		Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraPro Short S&P500®
Six Months ended November 30, 2022 (Unaudited)	$16.27	$0.10	$(2.18)	$—	$(2.08)	$—	$—	$—		$—	$14.19	(12.75)%	(12.51)%	0.90%	0.90%	1.09%	1.09%	$1,036,178	—%
Year ended May 31, 2022	19.59	(0.12)	(3.20)	—	(3.32)	—	—	—		—	16.27	(16.96)	(17.15)	0.90	0.90	(0.80)	(0.80)	720,715	—
Year ended May 31, 2021(bb)	65.05	(0.26)	(45.20)	—	(45.46)	—	—	—		—	19.59	(69.88)	(69.98)	0.90	0.90	(0.73)	(0.73)	476,012	—
Year ended May 31, 2020(bb)	171.06	0.75	(104.83)	—	(104.08)	(1.72)	—	(0.21	)#	(1.93)	65.05	(61.39)	(61.26)	0.93	0.93	0.71	0.71	1,323,669	—
Year ended May 31, 2019(bb)	204.34	3.25	(33.36)	—	(30.11)	(3.17)	—	—		(3.17)	171.06	(14.89)	(14.86)	0.91	0.91	1.84	1.84	610,645	—
Year ended May 31, 2018(m)(bb)	319.03	1.87	(115.79)	—	(113.92)	(0.77)	—	—		(0.77)	204.34	(35.72)	(35.76)	0.91	0.91	0.75	0.75	463,787	—
UltraShort 7-10 Year Treasury
Six Months ended November 30, 2022 (Unaudited)	19.49	0.06	1.99	—	2.05	—	—	—		—	21.54	10.55	10.42	0.99	0.95	0.53	0.56	59,237	—
Year ended May 31, 2022	16.73	(0.13)	2.89	—	2.76	—	—	—		—	19.49	16.48	16.50	0.99	0.95	(0.82)	(0.78)	122,760	—
Year ended May 31, 2021	15.32	(0.15)	1.56	—	1.41	—	—	—		—	16.73	9.20	9.13	1.10	0.95	(1.08)	(0.92)	43,490	—
Year ended May 31, 2020	19.99	0.21	(4.57)	—	(4.36)	(0.29)	—	(0.02	)#	(0.31)	15.32	(22.11)	(21.90)	1.06	0.95	1.03	1.15	29,871	—
Year ended May 31, 2019	22.73	0.26	(2.79)	—	(2.53)	(0.21)	—	—		(0.21)	19.99	(11.21)	(11.83)	0.97	0.95	1.12	1.14	66,966	—
Year ended May 31, 2018	21.23	0.04	1.46	—	1.50	—	—	—		—	22.73	7.03	7.53	0.95	0.95	0.19	0.19	142,045	—

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 261

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE														RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS						DISTRIBUTIONS						TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital		Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort 20+ Year Treasury
Six Months ended November 30, 2022 (Unaudited)	$25.69	$0.13	$5.34		$—	$5.47	$—	$—	$—		$—	$31.16	21.27%	21.48%	0.90%	0.90%	0.88%	0.88%	$872,618	—%
Year ended May 31, 2022	20.51	(0.15)	5.33		—	5.18	—	—	—		—	25.69	25.29	24.21	0.89	0.89	(0.80)	(0.80)	1,390,214	—
Year ended May 31, 2021	16.07	(0.15)	4.59		—	4.44	— (h)	—	—	(h)	— (h)	20.51	27.64	27.87	0.90	0.90	(0.83)	(0.83)	1,415,115	—
Year ended May 31, 2020	29.69	0.37	(13.49)		—	(13.12)	(0.45)	—	(0.05	)#	(0.50)	16.07	(44.80)	(44.32)	0.92	0.92	1.58	1.58	434,698	—
Year ended May 31, 2019	36.01	0.45	(6.34)		—	(5.89)	(0.43)	—	—		(0.43)	29.69	(16.54)	(17.80)	0.90	0.90	1.22	1.22	886,565	—
Year ended May 31, 2018	36.35	0.13	(0.44	)(i)	—	(0.31)	(0.03)	—	—		(0.03)	36.01	(0.86)	(0.07)	0.89	0.89	0.35	0.35	1,843,935	—
UltraShort Basic Materials
Six Months ended November 30, 2022 (Unaudited)	10.35	0.04	(0.70)		—	(0.66)	—	—	—		—	9.69	(6.38)	(6.29)	2.12	0.95	(0.48)	0.69	2,763	—
Year ended May 31, 2022	12.71	(0.11)	(2.25)		—	(2.36)	—	—	—		—	10.35	(18.55)	(18.45)	4.04	0.95	(3.97)	(0.88)	2,434	—
Year ended May 31, 2021(hh)	40.12	(0.22)	(27.19)		—	(27.41)	—	—	—		—	12.71	(68.32)	(68.30)	3.84	0.95	(3.84)	(0.94)	1,718	—
Year ended May 31, 2020(hh)	65.72	0.08	(25.42)		—	(25.34)	(0.26)	—	—		(0.26)	40.12	(38.64)	(38.75)	2.12	0.95	(1.03)	0.14	4,420	—
Year ended May 31, 2019(hh)	53.00	0.30	12.54		—	12.84	(0.12)	—	—		(0.12)	65.72	24.22	25.02	2.15	0.95	(0.68)	0.51	5,598	—
Year ended May 31, 2018(n)(hh)	73.60	(0.06)	(20.54)		—	(20.60)	—	—	—		—	53.00	(27.99)	(29.37)	2.01	0.95	(1.16)	(0.10)	4,515	—

See accompanying notes to the financial statements.

262 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE														RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS						DISTRIBUTIONS						TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital		Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort Consumer Goods
Six Months ended November 30, 2022 (Unaudited)	$13.97	$0.07	$0.03	(i)	$—	$0.10	$—	$—	$—		$—	$14.07	0.73%	0.50%	3.07%	0.95%	(1.20)%	0.92%	$2,329	—%
Year ended May 31, 2022	15.67	(0.12)	(1.58)		—	(1.70)	—	—	—		—	13.97	(10.88)	(10.29)	9.05	0.95	(8.96)	(0.85)	2,312	—
Year ended May 31, 2021(x)(hh)	38.62	(0.21)	(22.74)		—	(22.95)	—	—	—		—	15.67	(59.42)	(59.33)	7.90	0.95	(7.89)	(0.94)	1,028	—
Year ended May 31, 2020(x)(hh)	60.88	0.32	(21.98)		—	(21.66)	(0.56)	—	(0.04	)#	(0.60)	38.62	(35.81)	(36.03)	4.28	0.95	(2.68)	0.66	1,568	—
Year ended May 31, 2019(x)(hh)	65.62	0.67	(4.88)		—	(4.21)	(0.53)	—	—		(0.53)	60.88	(6.43)	(6.18)	3.75	0.95	(1.70)	1.10	3,234	—
Year ended May 31, 2018(x)(hh)	60.79	0.16	4.67		—	4.83	—	—	—		—	65.62	7.94	7.99	3.75	0.95	(2.53)	0.27	2,665	—
UltraShort Consumer Services
Six Months ended November 30, 2022 (Unaudited)	26.58	0.06	(2.46	)(i)	—	(2.40)	—	—	—		—	24.18	(9.03)	(8.39)	2.12	0.95	(0.75)	0.43	4,152	—
Year ended May 31, 2022(nn)	20.08	(0.17)	6.67		—	6.50	—	—	—		—	26.58	32.36	31.85	5.83	0.95	(5.70)	(0.81)	3,238	—
Year ended May 31, 2021(x)(nn)	43.47	(0.25)	(23.14)		—	(23.39)	—	—	—		—	20.08	(53.81)	(53.74)	7.25	0.95	(7.24)	(0.94)	940	—
Year ended May 31, 2020(x)(nn)	66.77	0.28	(22.47)		—	(22.19)	(1.09)	—	(0.02	)#	(1.11)	43.47	(33.62)	(33.86)	6.72	0.95	(5.28)	0.49	1,764	—
Year ended May 31, 2019(x)(nn)	86.26	1.16	(19.68)		—	(18.52)	(0.97)	—	—		(0.97)	66.77	(21.58)	(21.30)	7.14	0.95	(4.63)	1.57	623	—
Year ended May 31, 2018(x)(nn)	114.02	0.33	(28.00)		—	(27.67)	(0.09)	—	—		(0.09)	86.26	(24.27)	(28.36)	4.82	0.95	(3.55)	0.32	1,344	—

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 263

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE													RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS					DISTRIBUTIONS						TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital		Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort Dow30SM
Six Months ended November 30, 2022 (Unaudited)	$46.19	$0.16	$(6.66)	$—	$(6.50)	$—	$—	$—		$—	$39.69	(14.06)%	(13.83)%	1.01%	0.95%	0.61%	0.67%	$143,284	—%
Year ended May 31, 2022(ll)	47.13	(0.39)	(0.55)	—	(0.94)	—	—	—		—	46.19	(2.01)	(1.93)	1.00	0.95	(0.92)	(0.86)	108,998	—
Year ended May 31, 2021(ll)	100.13	(0.58)	(52.42)	—	(53.00)	—	—	—		—	47.13	(52.93)	(53.02)	1.00	0.95	(0.90)	(0.84)	100,430	—
Year ended May 31, 2020(ll)	153.73	1.02	(52.92)	—	(51.90)	(1.50)	—	(0.20	)#	(1.70)	100.13	(33.99)	(33.94)	1.01	0.95	0.75	0.81	210,350	—
Year ended May 31, 2019(ll)	170.27	2.52	(16.81)	—	(14.29)	(2.25)	—	—		(2.25)	153.73	(8.44)	(8.45)	1.01	0.95	1.59	1.64	143,100	—
Year ended May 31, 2018(m)(ll)	245.94	1.23	(76.40)	—	(75.17)	(0.50)	—	—		(0.50)	170.27	(30.57)	(30.61)	0.99	0.95	0.59	0.63	143,173	—
UltraShort Financials
Six Months ended November 30, 2022 (Unaudited)	18.88	0.03	(1.45)	—	(1.42)	—	—	—		—	17.46	(7.53)	(7.26)	1.38	0.95	(0.10)	0.33	16,109	—
Year ended May 31, 2022(ii)	19.91	(0.16)	(0.87)	—	(1.03)	—	—	—		—	18.88	(5.18)	(5.27)	1.50	0.95	(1.43)	(0.89)	16,005	—
Year ended May 31, 2021(aa)(ii)	53.76	(0.35)	(33.50)	—	(33.85)	—	—	—		—	19.91	(62.96)	(62.84)	1.21	0.95	(1.20)	(0.94)	12,909	—
Year ended May 31, 2020(aa)(ii)	75.89	0.23	(21.76)	—	(21.53)	(0.56)	—	(0.04	)#	(0.60)	53.76	(28.50)	(28.66)	1.20	0.95	0.11	0.36	42,263	—
Year ended May 31, 2019(aa)(ii)	82.20	0.45	(6.56)	—	(6.11)	(0.20)	—	—		(0.20)	75.89	(7.44)	(7.38)	1.20	0.95	0.32	0.57	27,413	—
Year ended May 31, 2018(aa)(ii)	116.11	0.02	(33.93)	—	(33.91)	—	—	—		—	82.20	(29.21)	(29.41)	1.13	0.95	(0.16)	0.02	27,635	—

See accompanying notes to the financial statements.

264 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE													RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS					DISTRIBUTIONS						TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital		Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort FTSE China 50
Six Months ended November 30, 2022 (Unaudited)	$37.47	$0.11	$0.71	$—	$0.82	$—	$—	$—		$—	$38.29	2.19%	3.04%	1.28%	0.95%	0.18%	0.51%	$21,135	—%
Year ended May 31, 2022	30.07	(0.33)	7.73	—	7.40	—	—	—		—	37.47	24.57	24.58	1.38	0.95	(1.31)	(0.89)	24,429	—
Year ended May 31, 2021	54.73	(0.34)	(24.32)	—	(24.66)	—	—	—		—	30.07	(45.04)	(45.15)	1.26	0.95	(1.24)	(0.93)	16,599	—
Year ended May 31, 2020	69.54	0.19	(14.48)	—	(14.29)	(0.50)	—	(0.02	)#	(0.52)	54.73	(20.64)	(20.38)	1.17	0.95	0.08	0.30	41,152	—
Year ended May 31, 2019	61.78	0.63	7.39	—	8.02	(0.26)	—	—		(0.26)	69.54	13.02	12.97	1.20	0.95	0.68	0.93	38,384	—
Year ended May 31, 2018(m)	99.51	0.03	(37.76)	—	(37.73)	—	—	—		—	61.78	(37.91)	(38.02)	1.20	0.95	(0.21)	0.04	27,923	—
UltraShort FTSE Europe
Six Months ended November 30, 2022 (Unaudited)	13.11	0.05	(0.71)	—	(0.66)	—	—	—		—	12.45	(5.03)	(4.97)	1.00	0.95	0.52	0.57	128,713	—
Year ended May 31, 2022	11.93	(0.10)	1.28 (i)	—	1.18	—	—	—	(h)##	— (h)	13.11	9.93	9.91	1.50	0.95	(1.34)	(0.79)	55,881	—
Year ended May 31, 2021	28.23	(0.18)	(16.12)	—	(16.30)	—	—	—		—	11.93	(57.75)	(57.48)	1.48	0.95	(1.46)	(0.93)	7,300	—
Year ended May 31, 2020	34.43	0.06	(6.03)	—	(5.97)	(0.22)	—	(0.01	)#	(0.23)	28.23	(17.37)	(17.90)	1.37	0.95	(0.24)	0.17	22,924	—
Year ended May 31, 2019	31.32	0.27	2.98	—	3.25	(0.14)	—	—		(0.14)	34.43	10.37	10.13	1.31	0.95	0.43	0.79	16,770	—
Year ended May 31, 2018	36.36	0.04	(5.08)	—	(5.04)	—	—	—		—	31.32	(13.87)	(13.74)	1.17	0.95	(0.11)	0.11	18,386	—

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 265

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE													RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS					DISTRIBUTIONS						TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital		Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort Health Care
Six Months ended November 30, 2022 (Unaudited)	$13.29	$0.09	$(1.90)	$—	$(1.81)	$—	$—	$—		$—	$11.48	(13.62)%	(13.18)%	2.65%	0.95%	(0.46)%	1.24%	$1,497	—%
Year ended May 31, 2022	15.75	(0.12)	(2.34)	—	(2.46)	—	—	—		—	13.29	(15.65)	(15.79)	5.11	0.95	(5.01)	(0.85)	3,394	—
Year ended May 31, 2021(hh)	25.83	(0.20)	(9.88)	—	(10.08)	—	—	—		—	15.75	(39.01)	(38.97)	4.61	0.95	(4.60)	(0.94)	1,267	—
Year ended May 31, 2020(hh)	49.12	0.27	(23.06)	—	(22.79)	(0.46)	—	(0.04	)#	(0.50)	25.83	(46.77)	(46.67)	4.01	0.95	(2.36)	0.70	2,078	—
Year ended May 31, 2019(hh)	57.71	0.62	(8.97)	—	(8.35)	(0.24)	—	—		(0.24)	49.12	(14.46)	(13.10)	4.94	0.95	(2.67)	1.32	2,724	—
Year ended May 31, 2018(hh)	75.14	0.09	(17.52)	—	(17.43)	—	—	—		—	57.71	(23.19)	(26.26)	6.35	0.95	(5.25)	0.14	1,036	—
UltraShort Industrials
Six Months ended November 30, 2022 (Unaudited)	17.10	0.04	(2.79)	—	(2.75)	—	—	—		—	14.35	(16.11)	(15.73)	3.47	0.95	(2.03)	0.49	2,369	—
Year ended May 31, 2022	14.47	(0.13)	2.76	—	2.63	—	—	—		—	17.10	18.18	18.34	4.39	0.95	(4.29)	(0.85)	2,824	—
Year ended May 31, 2021(aa)(hh)	38.93	(0.23)	(24.23)	—	(24.46)	—	—	—		—	14.47	(62.83)	(62.72)	5.16	0.95	(5.15)	(0.94)	943	—
Year ended May 31, 2020(aa)(hh)	59.34	0.09	(19.98)	—	(19.89)	(0.52)	—	—		(0.52)	38.93	(33.71)	(34.02)	3.89	0.95	(2.76)	0.18	3,268	—
Year ended May 31, 2019(aa)(hh)	65.48	0.64	(6.33)	—	(5.69)	(0.45)	—	—		(0.45)	59.34	(8.75)	(8.49)	3.38	0.95	(1.41)	1.02	2,386	—
Year ended May 31, 2018(aa)(hh)	88.41	0.15	(23.08)	—	(22.93)	—	—	—		—	65.48	(25.93)	(26.47)	3.16	0.95	(2.00)	0.21	3,042	—

See accompanying notes to the financial statements.

266 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE														RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS						DISTRIBUTIONS						TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital		Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort MidCap400
Six Months ended November 30, 2022 (Unaudited)	$17.73	$0.09	$(2.53)		$—	$(2.44)	$—	$—	$—		$—	$15.29	(13.74)%	(13.47)%	3.32%	0.95%	(1.35)%	1.02%	$2,500	—%
Year ended May 31, 2022	17.67	(0.15)	0.21	(i)	—	0.06	—	—	—		—	17.73	0.30	0.45	4.53	0.95	(4.44)	(0.86)	2,898	—
Year ended May 31, 2021(aa)(hh)	50.69	(0.30)	(32.72)		—	(33.02)	—	—	—		—	17.67	(65.14)	(65.04)	2.78	0.95	(2.77)	(0.94)	2,007	—
Year ended May 31, 2020(aa)(hh)	75.68	0.17	(24.45)		—	(24.28)	(0.65)	—	(0.06	)#	(0.71)	50.69	(32.29)	(32.63)	2.95	0.95	(1.74)	0.26	6,393	—
Year ended May 31, 2019(aa)(hh)	69.55	0.88	5.94		—	6.82	(0.69)	—	—		(0.69)	75.68	9.83	11.13	2.90	0.95	(0.72)	1.23	2,923	—
Year ended May 31, 2018(aa)(hh)	93.64	0.17	(24.26)		—	(24.09)	—	—	—		—	69.55	(25.73)	(26.36)	2.39	0.95	(1.23)	0.22	3,556	—
UltraShort MSCI Brazil Capped
Six Months ended November 30, 2022 (Unaudited)	20.49	0.08	(1.66)		—	(1.58)	—	—	—		—	18.91	(7.71)	(7.75)	1.42	0.95	0.19	0.66	14,816	—
Year ended May 31, 2022(nn)	27.11	(0.26)	(6.36)		—	(6.62)	—	—	—		—	20.49	(24.45)	(24.28)	1.60	0.95	(1.54)	(0.89)	13,495	—
Year ended May 31, 2021(hh)(nn)	86.92	(0.44)	(59.37)		—	(59.81)	—	—	—		—	27.11	(68.80)	(68.92)	1.27	0.95	(1.26)	(0.93)	12,435	—
Year ended May 31, 2020(hh)(nn)	109.20	0.72	(21.80	)(i)	—	(21.08)	(1.12)	—	(0.08	)#	(1.20)	86.92	(19.34)	(19.03)	1.16	0.95	0.52	0.72	37,698	—
Year ended May 31, 2019(hh)(nn)	215.55	1.67	(107.22)		—	(105.55)	(0.80)	—	—		(0.80)	109.20	(49.00)	(49.02)	1.14	0.95	0.96	1.15	29,616	—
Year ended May 31, 2018(p)(nn)(hh)	272.96	0.22	(57.63)		—	(57.41)	—	—	—		—	215.55	(21.04)	(21.01)	1.18	0.95	(0.11)	0.12	30,170	—

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 267

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE													RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS					DISTRIBUTIONS						TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital		Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort MSCI EAFE
Six Months ended November 30, 2022 (Unaudited)	$11.82	$0.09	$(0.34)	$—	$(0.25)	$—	$—	$—		$—	$11.57	(2.13)%	(2.37)%	2.77%	0.95%	(0.63)%	1.19%	$4,482	—%
Year ended May 31, 2022	10.26	(0.09)	1.65	—	1.56	—	—	—		—	11.82	15.16	15.41	7.40	0.95	(7.31)	(0.86)	1,624	—
Year ended May 31, 2021	21.84	(0.14)	(11.44)	—	(11.58)	—	—	—		—	10.26	(53.01)	(52.98)	4.29	0.95	(4.28)	(0.94)	1,410	—
Year ended May 31, 2020	25.89	0.03	(3.92)	—	(3.89)	(0.15)	—	(0.01	)#	(0.16)	21.84	(15.05)	(15.10)	3.83	0.95	(2.76)	0.12	3,001	—
Year ended May 31, 2019	23.15	0.18	2.65	—	2.83	(0.09)	—	—		(0.09)	25.89	12.24	12.11	2.87	0.95	(1.23)	0.70	3,557	—
Year ended May 31, 2018	27.32	0.03	(4.20)	—	(4.17)	—	—	—		—	23.15	(15.26)	(15.09)	3.00	0.95	(1.94)	0.11	3,181	—
UltraShort MSCI Emerging Markets
Six Months ended November 30, 2022 (Unaudited)	20.65	0.07	1.53	—	1.60	—	—	—		—	22.25	7.72	7.71	1.47	0.95	0.08	0.60	13,100	—
Year ended May 31, 2022	15.03	(0.15)	5.77	—	5.62	—	—	—		—	20.65	37.43	37.63	2.13	0.95	(2.04)	(0.87)	11,128	—
Year ended May 31, 2021	37.97	(0.20)	(22.74)	—	(22.94)	—	—	—		—	15.03	(60.42)	(60.55)	1.71	0.95	(1.69)	(0.93)	5,467	—
Year ended May 31, 2020	46.57	0.15	(8.37)	—	(8.22)	(0.36)	—	(0.02	)#	(0.38)	37.97	(17.70)	(17.50)	1.31	0.95	(0.01)	0.35	16,662	—
Year ended May 31, 2019	42.20	0.47	4.21	—	4.68	(0.31)	—	—		(0.31)	46.57	11.11	11.05	1.26	0.95	0.70	1.01	19,271	—
Year ended May 31, 2018(p)	58.06	0.10	(15.96)	—	(15.86)	—	—	—		—	42.20	(27.31)	(27.45)	1.18	0.95	(0.01)	0.22	15,352	—
See accompanying notes to the financial statements.

268 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE													RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS					DISTRIBUTIONS						TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital		Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort MSCI Japan
Six Months ended November 30, 2022 (Unaudited)	$16.83	$0.06	$(0.08)	$—	$(0.02)	$—	$—	$—		$—	$16.81	(0.12)%	0.06%	2.13%	0.95%	(0.56)%	0.62%	$5,461	—%
Year ended May 31, 2022	13.72	(0.12)	3.23	—	3.11	—	—	—		—	16.83	22.67	22.79	2.93	0.95	(2.86)	(0.88)	6,309	—
Year ended May 31, 2021	23.61	(0.17)	(9.72)	—	(9.89)	—	—	—		—	13.72	(41.91)	(41.84)	1.98	0.95	(1.97)	(0.94)	4,800	—
Year ended May 31, 2020	31.53	(0.06)	(7.79)	—	(7.85)	(0.07)	—	—		(0.07)	23.61	(24.89)	(24.92)	1.78	0.95	(1.03)	(0.21)	11,215	—
Year ended May 31, 2019	26.01	0.02	5.51	—	5.53	(0.01)	—	—		(0.01)	31.53	21.26	21.50	2.01	0.95	(1.00)	0.06	7,091	—
Year ended May 31, 2018	34.57	(0.04)	(8.52)	—	(8.56)	—	—	—		—	26.01	(24.78)	(25.42)	1.66	0.95	(0.84)	(0.13)	5,199	—
UltraShort Nasdaq Biotechnology
Six Months ended November 30, 2022 (Unaudited)	28.45	0.01	(9.90)	—	(9.89)	—	—	—		—	18.56	(34.77)	(34.89)	1.81	0.95	(0.77)	0.09	5,495	—
Year ended May 31, 2022	21.67	(0.20)	6.98	—	6.78	—	—	—		—	28.45	31.29	31.59	1.83	0.95	(1.79)	(0.91)	8,424	—
Year ended May 31, 2021(y)	33.82	(0.24)	(11.91)	—	(12.15)	—	—	—		—	21.67	(35.93)	(36.17)	1.55	0.95	(1.53)	(0.93)	9,666	—
Year ended May 31, 2020(y)	82.20	0.58	(47.98)	—	(47.40)	(0.88)	—	(0.10	)#	(0.98)	33.82	(58.25)	(58.11)	1.31	0.95	0.59	0.94	12,556	—
Year ended May 31, 2019(y)	80.47	0.94	1.39	—	2.33	(0.60)	—	—		(0.60)	82.20	2.95	3.15	1.21	0.95	1.03	1.28	26,408	—
Year ended May 31, 2018(y)	116.10	0.09	(35.72)	—	(35.63)	—	—	—		—	80.47	(30.69)	(30.75)	1.12	0.95	(0.06)	0.10	31,888	—

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 269

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE														RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS						DISTRIBUTIONS						TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital		Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort Oil & Gas
Six Months ended November 30, 2022 (Unaudited)	$16.55	$0.06	$(5.02)		$—	$(4.96)	$—	$—	$—		$—	$11.59	(29.96)%	(29.77)%	1.13%	0.95%	0.61%	0.79%	$51,633	—%
Year ended May 31, 2022(ll)	65.50	(0.29)	(48.66)		—	(48.95)	—	—	—		—	16.55	(74.73)	(74.74)	1.31	0.95	(1.21)	(0.85)	30,676	—
Year ended May 31, 2021(ll)	223.38	(1.23)	(156.65)		—	(157.88)	—	—	—		—	65.50	(70.68)	(70.58)	1.32	0.95	(1.31)	(0.94)	17,254	—
Year ended May 31, 2020(ll)	230.37	0.36	(6.35	)(i)	—	(5.99)	(0.85)	—	(0.15	)#	(1.00)	223.38	(2.59)	(3.03)	1.33	0.95	(0.23)	0.15	16,401	—
Year ended May 31, 2019(ll)	155.14	1.30	74.88		—	76.18	(0.95)	—	—		(0.95)	230.37	49.15	49.61	1.31	0.95	0.37	0.74	19,218	—
Year ended May 31, 2018(ll)	242.00	0.17	(87.03)		—	(86.86)	—	—	—		—	155.14	(35.89)	(35.92)	1.18	0.95	(0.15)	0.08	23,801	—
UltraShort QQQ
Six Months ended November 30, 2022 (Unaudited)	22.42	0.07	(0.87	)(i)	—	(0.80)	—	—	—		—	21.62	(3.57)	(3.48)	1.01	0.95	0.54	0.60	346,871	—
Year ended May 31, 2022	23.47	(0.17)	(0.88	)(i)	—	(1.05)	—	—	—		—	22.42	(4.49)	(4.48)	1.02	0.95	(0.93)	(0.86)	365,330	—
Year ended May 31, 2021(cc)	58.32	(0.26)	(34.59)		—	(34.85)	—	—	—		—	23.47	(59.75)	(59.83)	1.03	0.95	(0.90)	(0.82)	221,703	—
Year ended May 31, 2020(cc)	146.74	1.26	(87.51)		—	(86.25)	(1.91)	—	(0.26	)#	(2.17)	58.32	(59.49)	(59.44)	1.04	0.95	1.18	1.27	248,507	—
Year ended May 31, 2019(cc)	171.61	2.98	(25.10)		—	(22.12)	(2.75)	—	—		(2.75)	146.74	(13.01)	(12.94)	1.03	0.95	1.88	1.95	355,626	—
Year ended May 31, 2018(m)(cc)	267.36	1.44	(96.67)		—	(95.23)	(0.52)	—	—		(0.52)	171.61	(35.64)	(35.63)	1.02	0.95	0.59	0.66	257,160	—

See accompanying notes to the financial statements.

270 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE														RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS						DISTRIBUTIONS						TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital		Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort Real Estate
Six Months ended November 30, 2022 (Unaudited)	$15.12	$0.07	$1.44		$—	$1.51	$—	$—	$—		$—	$16.63	10.02%	10.40%	1.09%	0.95%	0.67%	0.81%	$58,989	—%
Year ended May 31, 2022	17.33	(0.12)	(2.09	)(i)	—	(2.21)	—	—	—		—	15.12	(12.78)	(12.77)	1.41	0.95	(1.31)	(0.86)	27,920	—
Year ended May 31, 2021(hh)	34.76	(0.24)	(17.19)		—	(17.43)	—	—	—		—	17.33	(50.14)	(50.29)	1.20	0.95	(1.19)	(0.94)	16,427	—
Year ended May 31, 2020(hh)	45.29	0.17	(10.12)		—	(9.95)	(0.54)	—	(0.04	)#	(0.58)	34.76	(22.18)	(22.10)	1.31	0.95	0.06	0.42	54,669	—
Year ended May 31, 2019(hh)	60.82	0.66	(15.75)		—	(15.09)	(0.44)	—	—		(0.44)	45.29	(24.94)	(24.88)	1.32	0.95	0.88	1.25	21,421	—
Year ended May 31, 2018(hh)	65.72	0.10	(5.00)		—	(4.90)	—	—	—		—	60.82	(7.45)	(7.63)	1.18	0.95	(0.07)	0.16	21,160	—
UltraShort Russell2000
Six Months ended November 30, 2022 (Unaudited)	16.73	0.07	(2.24)		—	(2.17)	—	—	—		—	14.56	(12.98)	(12.84)	1.05	0.95	0.73	0.83	78,106	—
Year ended May 31, 2022	13.88	(0.12)	2.97		—	2.85	—	—	—		—	16.73	20.54	20.61	1.07	0.95	(0.98)	(0.86)	115,702	—
Year ended May 31, 2021(cc)	46.41	(0.20)	(32.33)		—	(32.53)	—	—	—		—	13.88	(70.09)	(70.11)	1.09	0.95	(0.98)	(0.85)	73,770	—
Year ended May 31, 2020(cc)	67.88	0.31	(21.10)		—	(20.79)	(0.60)	—	(0.08	)#	(0.68)	46.41	(30.85)	(30.72)	1.09	0.95	0.38	0.52	132,947	—
Year ended May 31, 2019(cc)	59.72	0.71	8.10		—	8.81	(0.65)	—	—		(0.65)	67.88	14.83	14.83	1.08	0.95	1.03	1.16	98,592	—
Year ended May 31, 2018(cc)	90.34	0.35	(30.84)		—	(30.49)	(0.13)	—	—		(0.13)	59.72	(33.77)	(33.84)	1.06	0.95	0.36	0.47	88,972	—

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 271

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE													RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS					DISTRIBUTIONS						TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital		Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort S&P500®
Six Months ended November 30, 2022 (Unaudited)	$43.25	$0.17	$(2.56)	$—	$(2.39)	$—	$—	$—		$—	$40.86	(5.53)%	(5.30)%	0.90%	0.90%	0.72%	0.72%	$829,690	—%
Year ended May 31, 2022(ll)	47.49	(0.33)	(3.91)	—	(4.24)	—	—	—		—	43.25	(8.93)	(9.07)	0.90	0.90	(0.80)	(0.80)	899,859	—
Year ended May 31, 2021(ll)	102.86	(0.53)	(54.84)	—	(55.37)	—	—	—		—	47.49	(53.83)	(53.86)	0.90	0.90	(0.75)	(0.75)	582,648	—
Year ended May 31, 2020(ll)	176.27	1.13	(72.44)	—	(71.31)	(1.80)	—	(0.30	)#	(2.10)	102.86	(40.80)	(40.72)	0.91	0.91	0.83	0.83	1,480,039	—
Year ended May 31, 2019(ll)	193.67	2.94	(17.54)	—	(14.60)	(2.80)	—	—		(2.80)	176.27	(7.60)	(7.60)	0.89	0.89	1.65	1.65	1,131,491	—
Year ended May 31, 2018(k)(ll)	256.60	1.38	(63.76)	—	(62.38)	(0.55)	—	—		(0.55)	193.67	(24.31)	(24.33)	0.90	0.90	0.63	0.63	848,104	—
UltraShort Semiconductors
Six Months ended November 30, 2022 (Unaudited)	22.46	0.16	(2.15)	—	(1.99)	—	—	—		—	20.47	(8.86)	(9.08)	1.74	0.95	0.40	1.19	8,688	—
Year ended May 31, 2022	36.65	(0.20)	(13.99)	—	(14.19)	—	—	—		—	22.46	(38.73)	(38.85)	2.95	0.95	(2.84)	(0.84)	6,726	—
Year ended May 31, 2021(y)(gg)	128.03	(0.62)	(90.76)	—	(91.38)	—	—	—		—	36.65	(71.37)	(71.48)	2.52	0.95	(2.51)	(0.94)	2,734	—
Year ended May 31, 2020(y)(gg)	520.18	1.17	(390.11)	—	(388.94)	(3.01)	—	(0.20	)#	(3.21)	128.03	(75.16)	(75.02)	1.85	0.95	(0.45)	0.45	7,554	—
Year ended May 31, 2019(r)(y)(gg)	477.08	5.91	42.55 (i)	—	48.46	(5.36)	—	—		(5.36)	520.18	10.15	9.44	2.47	0.95	(0.33)	1.19	7,119	—
Year ended May 31, 2018(n)(r)(y)(gg)	986.67	1.87	(511.46)	—	(509.59)	—	—	—		—	477.08	(51.65)	(51.57)	2.71	0.95	(1.50)	0.26	3,920	—

See accompanying notes to the financial statements.

272 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE														RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS						DISTRIBUTIONS						TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital		Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort SmallCap600
Six Months ended November 30, 2022 (Unaudited)	$25.22	$0.12	$(2.81)		$—	$(2.69)	$—	$—	$—		$—	$22.53	(10.69)%	(10.75)%	2.41%	0.95%	(0.57)%	0.90%	$4,144	—%
Year ended May 31, 2022	24.53	(0.21)	0.90		—	0.69	—	—	—		—	25.22	2.81	2.77	3.20	0.95	(3.10)	(0.86)	4,640	—
Year ended May 31, 2021(aa)(gg)	92.30	(0.49)	(67.28)		—	(67.77)	—	—	—		—	24.53	(73.42)	(73.28)	2.41	0.95	(2.40)	(0.94)	2,064	—
Year ended May 31, 2020(aa)(gg)	123.90	(0.13)	(30.72)		—	(30.85)	(0.75)	—	—		(0.75)	92.30	(24.97)	(25.26)	2.65	0.95	(1.82)	(0.11)	9,499	—
Year ended May 31, 2019(aa)(gg)	105.26	1.33	18.37		—	19.70	(1.06)	—	—		(1.06)	123.90	18.83	17.33	3.39	0.95	(1.22)	1.22	3,459	—
Year ended May 31, 2018(aa)(gg)	164.75	0.28	(59.77)		—	(59.49)	—	—	—		—	105.26	(36.11)	(35.88)	3.37	0.95	(2.21)	0.22	2,281	—
UltraShort Technology
Six Months ended November 30, 2022 (Unaudited)	19.12	0.06	(0.76	)(i)	—	(0.70)	—	—	—		—	18.42	(3.63)	(2.73)	1.55	0.95	(0.06)	0.53	13,008	—
Year ended May 31, 2022(ii)	22.23	(0.15)	(2.96	)(i)	—	(3.11)	—	—	—		—	19.12	(14.02)	(14.14)	2.26	0.95	(2.17)	(0.86)	7,763	—
Year ended May 31, 2021(y)(ii)	59.62	(0.29)	(37.10)		—	(37.39)	—	—	—		—	22.23	(62.71)	(62.60)	2.18	0.95	(2.17)	(0.94)	4,866	—
Year ended May 31, 2020(y)(ii)	170.28	0.53	(109.86)		—	(109.33)	(1.25)	—	(0.08	)#	(1.33)	59.62	(64.62)	(64.72)	2.40	0.95	(0.95)	0.50	4,856	—
Year ended May 31, 2019(r)(y)(ii)	203.06	2.42	(33.45)		—	(31.03)	(1.75)	—	—		(1.75)	170.28	(15.34)	(15.28)	2.68	0.95	(0.43)	1.30	5,354	—
Year ended May 31, 2018(r)(y)(ii)	352.34	0.56	(149.84)		—	(149.28)	—	—	—		—	203.06	(42.37)	(42.74)	2.87	0.95	(1.71)	0.21	3,212	—

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 273

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE														RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS						DISTRIBUTIONS						TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital		Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort Utilities
Six Months ended November 30, 2022 (Unaudited)	$10.98	$0.06	$(0.33	)(i)	$—	$(0.27)	$—	$—	$—		$—	$10.71	(2.51)%	(2.36)%	2.96%	0.95%	(1.01)%	1.00%	$2,877	—%
Year ended May 31, 2022	16.33	(0.12)	(5.23)		—	(5.35)	—	—	—		—	10.98	(32.77)	(32.52)	4.68	0.95	(4.60)	(0.87)	2,402	—
Year ended May 31, 2021(aa)	23.04	(0.18)	(6.53)		—	(6.71)	—	—	—		—	16.33	(29.11)	(29.19)	4.17	0.95	(4.16)	(0.95)	2,347	—
Year ended May 31, 2020(aa)	37.28	0.10	(14.11)		—	(14.01)	(0.21)	—	(0.02	)#	(0.23)	23.04	(37.75)	(37.77)	2.66	0.95	(1.39)	0.33	1,872	—
Year ended May 31, 2019(aa)	51.64	0.21	(14.50)		—	(14.29)	(0.07)	—	—		(0.07)	37.28	(27.69)	(27.75)	2.41	0.95	(0.98)	0.49	4,427	—
Year ended May 31, 2018(aa)	51.81	(0.08)	(0.09	)(i)	—	(0.17)	—	—	—		—	51.64	(0.32)	0.00 (j)	1.78	0.95	(0.98)	(0.15)	5,487	—

See accompanying notes to the financial statements.

274 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Notes to Financial Highlights:

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Includes transaction fees associated with the issuance and redemption of Creation Units.

(c)  Not annualized for periods less than one year.

(d)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder's investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(e)  Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., NYSE and NASDAQ) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund's closing price on the listing market.

(f)  Annualized for periods less than one year.

(g)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period. In-Kind transactions are not included in the portfolio turnover calculations.

(h)  Per share amount is less than $0.005.

(i)  The amount shown for a share outstanding throughout the period is not in accordance with the aggregate net realized and unrealized gain (loss) for that period because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market value of the investments in the Fund.

(j)  Less than 0.005%.

(k)  Per share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective July 17, 2017.

(l)  Per share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective July 17, 2017.

(m)  Per share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective May 24, 2018.

(n)  Per share amounts have been restated on a retroactive basis to reflect a 1:2 reverse stock split effective May 24, 2018.

(o)  Per share amounts have been restated on a retroactive basis to reflect a 3:1 stock split effective May 24, 2018.

(p)  Per share amounts have been restated on a retroactive basis to reflect a 1:5 reverse stock split effective May 24, 2018.

(q)  Per share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective May 24, 2019.

(r)  Per share amounts have been restated on a retroactive basis to reflect a 1:2 reverse stock split effective May 24, 2019.

(s)  Per share amounts have been restated on a retroactive basis to reflect a 1:10 reverse stock split effective April 21, 2020.

(t)  Per share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective April 21, 2020.

(u)  Per share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective August 18, 2020.

(v)  Per share amounts have been restated on a retroactive basis to reflect a 4:1 stock split effective August 18, 2020.

(w)  Per share amounts have been restated on a retroactive basis to reflect a 1:5 reverse stock split effective August 18, 2020.

(x)  Per share amounts have been restated on a retroactive basis to reflect a 1:2 reverse stock split effective August 18, 2020.

(y)  Per share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective August 18, 2020.

(z)  Per share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective January 21, 2021.

(aa)  Per share amounts have been restated on a retroactive basis to reflect a 1:2 reverse stock split effective January 21, 2021.

(bb)  Per share amounts have been restated on a retroactive basis to reflect a 1:5 reverse stock split effective January 21, 2021.

(cc)  Per share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective January 21, 2021.

(dd)  Per share amounts have been restated on a retroactive basis to reflect a 4:1 stock split effective May 25, 2021.

(ee)  Per share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective May 25, 2021.

(ff)  Per share amounts have been restated on a retroactive basis to reflect a 5:1 stock split effective May 25, 2021.

(gg)  Per share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective May 25, 2021.

(hh)  Per share amounts have been restated on a retroactive basis to reflect a 1:2 reverse stock split effective May 25, 2021.

(ii)  Per share amounts have been restated on a retroactive basis to reflect a 1:2 reverse stock split effective January 13, 2022.

(jj)  Per share amounts have been restated on a retroactive basis to reflect a 4:1 stock split effective January 13, 2022.

(kk)  Per share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective January 13, 2022.

(ll)  Per share amounts have been restated on a retroactive basis to reflect a 1:5 reverse stock split effective January 13, 2022.

(mm)  Per share amounts have been restated on a retroactive basis to reflect a 4:1 stock split effective May 27, 2022.

(nn)  Per share amounts have been restated on a retroactive basis to reflect a 1:2 reverse stock split effective May 27, 2022.

#  Amount has been reclassified based on the tax character of the distributions for the tax year ended October 31, 2020.

##  Amount has been reclassified based on the tax character of distributions for the tax year ended October 31, 2022.

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 275

NOTES TO FINANCIAL STATEMENTS

276 :: NOVEMBER 30, 2022 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

1. Organization

ProShares Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940 ("1940 Act"). The Trust was formed as a Delaware statutory trust on May 29, 2002, has authorized capital of an unlimited number of shares at no par value and is comprised of 121 operational funds. These accompanying Notes to Financial Statements relate to the portfolios of the Trust included in this report (collectively, the "Funds" and individually, a "Fund"). Each Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946 — Financial Services — Investment Companies. Each Fund is a "non diversified" series of the Trust pursuant to the 1940 Act.

2. Significant Accounting Policies

The net asset value per share ("NAV") of each Fund is generally determined as of the close of the regular trading session of the exchange on which it is listed (is typically calculated as of 4:00 p.m. Eastern Time) on each business day.

The following is a summary of significant accounting policies followed by each Fund in preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts. The actual results could differ from those estimates.

Investment Valuation

The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The securities in the portfolio of a Fund that are listed or traded on a stock exchange or the NASDAQ Stock Market, except as otherwise noted, are generally valued at the closing price, if available, or the last sale price on the exchange or system where the security is principally traded, generally using information provided by a third party pricing service, or market quotations. These valuations are typically categorized as Level 1 in the fair value hierarchy described below. If there have been no sales for that day on the exchange or system where the security is principally traded, then fair value may be determined with reference to the mean of the latest bid and asked quotes, if applicable, on the exchange or system. If there have been no sales or quotes of the security for that day on the exchange or system, the security will be valued in accordance with procedures approved by the Trust's Board of Trustees (the "Board").

Exchange traded funds are generally valued at the closing price, if available, or at the last sale price as described above, and are typically categorized as Level 1 in the fair value hierarchy.

Securities regularly traded in the over-the-counter ("OTC") markets, including securities listed on an exchange but that are primarily traded OTC, other than those traded on the Nasdaq Stock Market, are valued on the basis of the mean between the bid and asked quotes furnished by primary market makers for those instruments. U.S. Treasury securities are valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Exchange traded equity and bond futures contracts are generally valued at the official futures settlement price. These valuations are typically categorized as Level 1 in the fair value hierarchy. If there was no sale on that day, fair valuation procedures as described below may be applied. Non-exchange traded derivatives (e.g. non-exchange traded swap agreements) are generally valued using independent sources and/or agreement with counterparties or other procedures approved by the Board and are typically categorized as Level 2 in the fair value hierarchy.

When ProShare Advisors LLC (the "Advisor") determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain prices become stale, or an event occurs that materially affects the furnished price), the Advisor may, in good faith, establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Board. Fair value pricing may require subjective determinations about the value of a security. While the Trust's policy is intended to result in a calculation of a Fund's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. Depending on the source and relevant significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions which are developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds' own assumptions about market participant assumptions which are developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•  Level 1 — Quoted prices in active markets for identical assets.

•  Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•  Level 3 — Significant unobservable inputs (including assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities maturing in sixty days or less may be valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are typically reflected as Level 2. Fair value measurements may also require additional disclosure when the volume and level of activity for the asset or liability have significantly decreased, as well as when circumstances indicate that a transaction is not orderly.

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2022 (UNAUDITED) :: 277

The following is a summary of the valuations as of November 30, 2022, for each Fund based upon the three levels defined above:

Please refer to the Schedules of Portfolio Investments to view equity and debt securities segregated by industry type.

	LEVEL 1 - Quoted Prices			LEVEL 2 - Other Significant Observable Inputs				Total
	Common Stocks/ Shares of Beneficial Interest	Securities Lending Reinvestments	Futures Contracts*	Rights/ Warrants	U.S. Treasury Obligations	Repurchase Agreements	Swap Agreements*	Investment Securities, including Repurchase Agreements	Other Financial Instruments, including Futures Contracts, Swap Agreements, and Forward Currency Contracts*
Short 7-10 Year Treasury	—	—	$(17,848)	—	$49,314,511	$58,335,851	$(1,525,501)	$107,650,362	$(1,543,349)
Short 20+ Year Treasury	—	—	(1,150)	—	444,834,366	26,210,857	(36,368,940)	471,045,223	(36,370,090)
Short Dow30SM	—	—	(151,377)	—	198,261,079	111,064,098	(10,939,140)	309,325,177	(11,090,517)
Short Financials	—	—	—	—	—	22,995,827	(1,757,918)	22,995,827	(1,757,918)
Short FTSE China 50	—	—	—	—	—	7,386,365	439,823	7,386,365	439,823
Short High Yield	—	—	—	—	221,589,824	65,276,762	(1,876,322)	286,866,586	(1,876,322)
Short MidCap400	—	—	(14,202)	—	—	12,869,149	104,198	12,869,149	89,996
Short MSCI EAFE	—	—	—	—	49,570,573	52,444,536	(10,526,754)	102,015,109	(10,526,754)
Short MSCI Emerging Markets	—	—	—	—	—	39,768,642	1,739,854	39,768,642	1,739,854
Short QQQ	—	—	53,150	—	1,079,544,663	229,302,119	15,826,927	1,308,846,782	15,880,077
Short Real Estate	—	—	—	—	—	51,866,756	(1,113,472)	51,866,756	(1,113,472)
Short Russell2000	—	—	(214,691)	—	419,764,543	12,790,158	8,906,560	432,554,701	8,691,869
Short S&P500®	—	—	(4,245,122)	—	2,062,359,166	323,844,949	(12,062,582)	2,386,204,115	(16,307,704)
Short SmallCap600	—	—	—	—	—	23,661,411	(554,819)	23,661,411	(554,819)
Ultra 7-10 Year Treasury	—	—	1,746	—	—	8,408,234	(3,225,508)	8,408,234	(3,223,762)
Ultra 20+ Year Treasury	—	—	5,034	—	—	37,555,866	3,141,749	37,555,866	3,146,783
Ultra Basic Materials	$37,437,025	$65,208	—	—	—	7,044,174	(6,278,340)	44,546,407	(6,278,340)
Ultra Consumer Goods	6,919,695	14,774	—	—	—	2,098,872	(1,033,318)	9,033,341	(1,033,318)
Ultra Consumer Services	9,063,202	24,144	—	—	—	3,515,308	(7,109,727)	12,602,654	(7,109,727)
Ultra Dow30SM	347,593,005	—	2,441,587	—	—	80,132,226	(10,272,135)	427,725,231	(7,830,548)
Ultra Financials	499,082,042	1,091,330	—	—	—	47,520,739	69,673,771	547,694,111	69,673,77
Ultra FTSE China 50	—	—	—	—	—	3,486,904	(7,453,392)	3,486,904	(7,453,392)
Ultra FTSE Europe	—	—	—	—	—	1,954,013	(519,099)	1,954,013	(519,099)
Ultra Health Care	89,498,282	2,622	—	—	—	21,616,761	(9,661,701)	111,117,665	(9,661,701)
Ultra High Yield	—	—	—	—	—	11,954,389	(3,103,112)	11,954,389	(3,103,112)
Ultra Industrials	16,374,866	2,685	—	—	—	4,283,851	(3,334,016)	20,661,402	(3,334,016)
Ultra MidCap400	110,263,219	402,458	669,681	—	—	27,606,847	(25,813,751)	138,272,524	(25,144,070)
Ultra MSCI Brazil Capped	—	—	—	—	—	1,913,370	(3,290,506)	1,913,370	(3,290,506)

278 :: NOVEMBER 30, 2022 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

	LEVEL 1 - Quoted Prices			LEVEL 2 - Other Significant Observable Inputs				Total
	Common Stocks/ Shares of Beneficial Interest	Securities Lending Reinvestments	Futures Contracts*	Rights/ Warrants	U.S. Treasury Obligations	Repurchase Agreements	Swap Agreements*	Investment Securities, including Repurchase Agreements	Other Financial Instruments, including Futures Contracts, Swap Agreements, and Forward Currency Contracts*
Ultra MSCI EAFE	—	—	—	—	—	$3,306,268	$(2,762,017)	$3,306,268	$(2,762,017)
Ultra MSCI Emerging Markets	—	—	—	—	—	13,409,804	(7,399,861)	13,409,804	(7,399,861)
Ultra MSCI Japan	$2,580,750	—	—	—	—	1,146,130	(2,440,780)	3,726,880	(2,440,780)
Ultra Nasdaq Biotechnology	93,240,049	$1,368,691	—	$11,641	—	20,346,405	(37,583,500)	114,966,786	(37,583,500)
Ultra Nasdaq Cloud Computing	1,518,522	20,905	—	—	—	132,288	(658,661)	1,671,715	(658,661)
Ultra Nasdaq Cybersecurity	—	—	—	—	—	668,058	(1,194,245)	668,058	(1,194,245)
Ultra Oil & Gas	121,178,204	—	—	—	—	32,523,745	5,655,798	153,701,949	5,655,798
Ultra QQQ	2,586,974,903	8,086,474	$9,381,391	—	$1,141,513,957	185,093,796	(1,069,863,368)	3,921,669,130	(1,060,481,977)
Ultra Real Estate	63,901,435	94,852	—	—	—	849,962	(17,612,083)	64,846,249	(17,612,083)
Ultra Russell2000	130,581,187	2,990,638	860,366	4,066	—	38,466,004	(69,271,899)	172,041,895	(68,411,533)
Ultra S&P500®	2,626,177,702	195,210	13,311,129	—	935,555,431	301,299,198	(642,403,433)	3,863,227,541	(629,092,304)
Ultra Semiconduc- tors	129,625,247	273,255	—	—	—	25,542,737	(98,800,483)	155,441,239	(98,800,483)
Ultra SmallCap600	27,002,566	132,034	—	—	—	6,317,287	(2,001,104)	33,451,887	(2,001,104)
Ultra Technology	284,060,143	237,582	—	—	—	93,815,510	(155,800,059)	378,113,235	(155,800,059)
Ultra Telecommunica- tions	2,327,069	—	—	—	—	299,759	(457,301)	2,626,828	(457,301)
Ultra Utilities	13,120,060	—	—	—	—	993,020	251,565	14,113,080	251,565
UltraPro Dow30SM	629,989,523	—	3,211,234	—	—	72,510,570	(25,889,438)	702,500,093	(22,678,204)
UltraPro MidCap400	24,522,464	72,810	103,903	—	—	1,554,832	1,291,761	26,150,106	1,395,664
UltraPro QQQ	7,164,480,133	18,144,341	56,811,742	—	10,435,571,792	1,322,877,275	(6,262,437,826)	18,941,073,541	(6,205,626,084)
UltraPro Russell2000	194,084,407	4,666,746	1,662,185	4,806	—	20,277,075	(88,936,671)	219,033,034	(87,274,486)
UltraPro S&P500®	1,872,346,712	—	10,365,153	—	941,295,692	77,585,980	(750,390,859)	2,891,228,384	(740,025,706)
UltraPro Short 20+ Year Treasury	—	—	(1,150)	—	287,686,657	71,324,471	(14,015,437)	359,011,128	(14,016,587)
UltraPro Short Dow30SM	—	—	(145,298)	—	443,680,084	378,595,193	(104,058,441)	822,275,277	(104,203,739)
UltraPro Short MidCap400	—	—	(14,202)	—	—	6,421,476	(2,037,241)	6,421,476	(2,051,443)
UltraPro Short QQQ	—	—	53,150	—	2,974,010,217	318,222,866	109,314,110	3,292,233,083	109,367,260
UltraPro Short Russell2000	—	—	(7,522)	—	74,211,151	63,284,904	(17,780,806)	137,496,055	(17,788,328)
UltraPro Short S&P500®	—	—	(1,584,135)	—	1,016,071,339	150,853,593	(209,963,011)	1,166,924,932	(211,547,146)
UltraShort 7-10 Year Treasury	—	—	(13,386)	—	24,926,230	26,549,369	5,465,911	51,475,599	5,452,525
PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2022 (UNAUDITED) :: 279

	LEVEL 1 - Quoted Prices			LEVEL 2 - Other Significant Observable Inputs				Total
	Common Stocks/ Shares of Beneficial Interest	Securities Lending Reinvestments	Futures Contracts*	Rights/ Warrants	U.S. Treasury Obligations	Repurchase Agreements	Swap Agreements*	Investment Securities, including Repurchase Agreements	Other Financial Instruments, including Futures Contracts, Swap Agreements, and Forward Currency Contracts*
UltraShort 20+ Year Treasury	—	—	$(1,150)	—	$818,166,538	$221,491,528	$(173,847,554)	$1,039,658,066	$(173,848,704)
UltraShort Basic Materials	—	—	—	—	—	2,967,012	(1,169,906)	2,967,012	(1,169,906)
UltraShort Consumer Goods	—	—	—	—	—	1,866,303	(250,973)	1,866,303	(250,973)
UltraShort Consumer Services	—	—	—	—	—	2,976,661	(415,259)	2,976,661	(415,259)
UltraShort Dow30SM	—	—	(115,576)	—	24,657,255	88,054,135	(7,897,617)	112,711,390	(8,013,193)
UltraShort Financials	—	—	—	—	—	10,422,454	(1,960,545)	10,422,454	(1,960,545)
UltraShort FTSE China 50	—	—	—	—	—	12,897,309	(7,066,136)	12,897,309	(7,066,136)
UltraShort FTSE Europe	—	—	—	—	—	86,627,710	(67,997,621)	86,627,710	(67,997,621)
UltraShort Health Care	—	—	—	—	—	1,551,132	(725,034)	1,551,132	(725,034)
UltraShort Industrials	—	—	—	—	—	1,508,445	(121,912)	1,508,445	(121,912)
UltraShort MidCap400	—	—	(14,202)	—	—	2,360,356	(697,624)	2,360,356	(711,826)
UltraShort MSCI Brazil Capped	—	—	—	—	—	11,639,116	(8,712,886)	11,639,116	(8,712,886)
UltraShort MSCI EAFE	—	—	—	—	—	3,710,440	(2,077,752)	3,710,440	(2,077,752)
UltraShort MSCI Emerging Markets	—	—	—	—	—	8,963,123	(216,382)	8,963,123	(216,382)
UltraShort MSCI Japan	—	—	—	—	—	4,266,278	(796,665)	4,266,278	(796,665)
UltraShort Nasdaq Biotechnology	—	—	—	—	—	2,148,955	(728,484)	2,148,955	(728,484)
UltraShort Oil & Gas	—	—	—	—	—	33,361,078	(16,573,895)	33,361,078	(16,573,895)
UltraShort QQQ	—	—	17,717	—	208,209,631	26,751,434	60,029,281	234,961,065	60,046,998
UltraShort Real Estate	—	—	—	—	—	48,046,227	(8,659,480)	48,046,227	(8,659,480)
UltraShort Russell2000	—	—	(21,745)	—	49,685,000	13,821,600	(6,143,056)	63,506,600	(6,164,801)
UltraShort S&P500®	—	—	(871,384)	—	643,793,750	134,300,705	(10,385,287)	778,094,455	(11,256,671)
UltraShort Semiconduc- tors	—	—	—	—	—	8,138,505	(2,716,273)	8,138,505	(2,716,273)
UltraShort SmallCap600	—	—	—	—	—	3,502,459	(745,602)	3,502,459	(745,602)
UltraShort Technology	—	—	—	—	—	9,199,169	(1,460,904)	9,199,169	(1,460,904)
UltraShort Utilities	—	—	—	—	—	2,287,660	(848,927)	2,287,660	(848,927)

280 :: NOVEMBER 30, 2022 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

Foreign Currency Translation

Each Fund's accounting records are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency exchange contracts are translated into U.S. dollars as of the close of London world markets. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Repurchase Agreements

Each of the Funds may enter into repurchase agreements. Repurchase agreements are primarily used by the Funds as short-term investments for cash positions. Under a repurchase agreement, a Fund purchases one or more debt securities and simultaneously agrees to sell those securities back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser's holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include affecting repurchase transactions generally with major global financial institutions whose creditworthiness is monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement is required to be at least equal to the repurchase price, including any accrued interest income earned on the repurchase agreement. The Funds may invest in repurchase agreements through joint account arrangements; in such cases, each Fund holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each Fund. The collateral underlying the repurchase agreement is held by the Fund's custodian. A repurchase agreement is subject to the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, a Fund may lose money because it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may declare bankruptcy or the Fund may have difficulty exercising rights to the collateral. During periods of high demand for repurchase agreements, the Funds may be unable to invest available cash in these instruments to the extent desired by the Advisor.

On November 30, 2022, the Funds had interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent Principal Amount, Cost and Value for each respective repurchase agreement.

Fund Name	Bank of America Securities, Inc., 3.79%, dated 11/30/2022 due 12/01/2022 (a)	Barclays Capital, Inc., 3.40%, dated 11/30/2022 due 12/01/2022 (b)	Barclays Capital, Inc., 3.76%, dated 11/30/2022 due 12/01/2022 (c)	BNP Paribas Securities Corp., 3.78%, dated 11/30/2022 due 12/01/2022 (d)	ING Financial Markets LLC, 3.80%, dated 11/30/2022 due 12/01/2022 (e)	Total
Short 7-10 Year Treasury	$2,708,249	$2,708,248	$13,541,423	$26,540,833	$12,837,098	$58,335,851
Short 20+ Year Treasury	1,216,842	1,216,842	6,084,291	11,925,050	5,767,832	26,210,857
Short Dow30SM	5,156,163	5,156,163	25,781,161	50,530,398	24,440,213	111,064,098
Short Financials	1,067,584	1,067,584	5,337,991	10,462,322	5,060,346	22,995,827
Short FTSE China 50	342,913	342,913	1,714,587	3,360,546	1,625,406	7,386,365
Short High Yield	3,030,481	3,030,481	15,152,608	29,698,712	14,364,480	65,276,762
Short MidCap400	597,452	597,451	2,987,298	5,855,027	2,831,921	12,869,149
Short MSCI EAFE	2,434,743	2,434,743	12,173,881	23,860,485	11,540,684	52,444,536
Short MSCI Emerging Markets	1,846,264	1,846,263	9,231,442	18,093,384	8,751,289	39,768,642
Short QQQ	10,645,376	10,645,376	53,227,595	104,324,688	50,459,084	229,302,119
Short Real Estate	2,407,920	2,407,920	12,039,760	23,597,615	11,413,541	51,866,756
Short Russell2000	593,784	593,785	2,968,962	5,819,088	2,814,539	12,790,158
Short S&P500®	15,034,538	15,034,538	75,173,694	147,338,470	71,263,709	323,844,949
Short SmallCap600	1,098,484	1,098,484	5,492,491	10,765,140	5,206,812	23,661,411
Ultra 7-10 Year Treasury	390,353	390,353	1,951,792	3,825,461	1,850,275	8,408,234
Ultra 20+ Year Treasury	1,743,535	1,743,536	8,717,794	17,086,645	8,264,356	37,555,866
Ultra Basic Materials	327,027	327,027	1,635,154	3,204,861	1,550,105	7,044,174
Ultra Consumer Goods	97,440	97,440	487,209	954,916	461,867	2,098,872
Ultra Consumer Services	163,199	163,199	816,004	1,599,346	773,560	3,515,308
Ultra Dow30SM	3,720,148	3,720,148	18,600,987	36,457,445	17,633,498	80,132,226
Ultra Financials	2,206,156	2,206,156	11,030,925	21,620,325	10,457,177	47,520,739
Ultra FTSE China 50	161,879	161,880	809,411	1,586,423	767,311	3,486,904
Ultra FTSE Europe	90,715	90,715	453,583	889,009	429,991	1,954,013
Ultra Health Care	1,003,561	1,003,561	5,017,870	9,834,893	4,756,876	21,616,761
Ultra High Yield	554,984	554,984	2,774,956	5,438,842	2,630,623	11,954,389

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2022 (UNAUDITED) :: 281

Fund Name	Bank of America Securities, Inc., 3.79%, dated 11/30/2022 due 12/01/2022 (a)	Barclays Capital, Inc., 3.40%, dated 11/30/2022 due 12/01/2022 (b)	Barclays Capital, Inc., 3.76%, dated 11/30/2022 due 12/01/2022 (c)	BNP Paribas Securities Corp., 3.78%, dated 11/30/2022 due 12/01/2022 (d)	ING Financial Markets LLC, 3.80%, dated 11/30/2022 due 12/01/2022 (e)	Total
Ultra Industrials	$198,878	$198,878	$994,404	$1,949,008	$942,683	$4,283,851
Ultra MidCap400	1,281,651	1,281,651	6,408,341	12,560,179	6,075,025	27,606,847
Ultra MSCI Brazil Capped	88,828	88,828	444,149	870,518	421,047	1,913,370
Ultra MSCI EAFE	153,494	153,494	767,479	1,504,240	727,561	3,306,268
Ultra MSCI Emerging Markets	622,552	622,551	3,112,800	6,101,007	2,950,894	13,409,804
Ultra MSCI Japan	53,210	53,209	266,049	521,450	252,212	1,146,130
Ultra Nasdaq Biotechnology	944,584	944,584	4,722,984	9,256,924	4,477,329	20,346,405
Ultra Nasdaq Cloud Computing	6,142	6,141	30,708	60,186	29,111	132,288
Ultra Nasdaq Cybersecurity	31,014	31,014	155,075	303,945	147,010	668,058
Ultra Oil & Gas	1,509,918	1,509,918	7,549,695	14,797,201	7,157,013	32,523,745
Ultra QQQ	8,593,000	8,593,000	42,965,575	84,211,401	40,730,820	185,093,796
Ultra Real Estate	39,460	39,460	197,300	386,704	187,038	849,962
Ultra Russell2000	1,785,788	1,785,789	8,929,062	17,500,728	8,464,637	38,466,004
Ultra S&P500®	13,987,849	13,987,849	69,940,180	137,080,917	66,302,403	301,299,198
Ultra Semiconductors	1,185,824	1,185,824	5,929,202	11,621,079	5,620,808	25,542,737
Ultra SmallCap600	293,281	293,281	1,466,424	2,874,151	1,390,150	6,317,287
Ultra Technology	4,355,395	4,355,395	21,777,269	42,682,876	20,644,575	93,815,510
Ultra Telecommunications	13,916	13,916	69,583	136,380	65,964	299,759
Ultra Utilities	46,101	46,101	230,507	451,791	218,520	993,020
UltraPro Dow30SM	3,366,311	3,366,311	16,831,782	32,989,851	15,956,315	72,510,570
UltraPro MidCap400	72,183	72,183	360,920	707,396	342,150	1,554,832
UltraPro QQQ	61,414,724	61,414,724	307,077,735	601,864,299	291,105,793	1,322,877,275
UltraPro Russell2000	941,365	941,365	4,706,890	9,225,382	4,462,073	20,277,075
UltraPro S&P500®	3,601,938	3,601,938	18,009,929	35,298,990	17,073,185	77,585,980
UltraPro Short 20+ Year Treasury	3,311,246	3,311,246	16,556,455	32,450,215	15,695,309	71,324,471
UltraPro Short Dow30SM	17,576,324	17,576,324	87,882,797	172,247,973	83,311,775	378,595,193
UltraPro Short MidCap400	298,118	298,118	1,490,608	2,921,554	1,413,078	6,421,476
UltraPro Short QQQ	14,773,532	14,773,532	73,868,649	144,780,612	70,026,541	318,222,866
UltraPro Short Russell2000	2,938,009	2,938,009	14,690,240	28,792,485	13,926,161	63,284,904
UltraPro Short S&P500®	7,003,394	7,003,395	35,017,444	68,633,269	33,196,091	150,853,593
UltraShort 7-10 Year Treasury	1,232,558	1,232,557	6,162,869	12,079,063	5,842,322	26,549,369
UltraShort 20+ Year Treasury	10,282,769	10,282,770	51,414,533	100,771,133	48,740,323	221,491,528
UltraShort Basic Materials	137,744	137,744	688,728	1,349,890	652,906	2,967,012
UltraShort Consumer Goods	86,644	86,643	433,222	849,104	410,690	1,866,303
UltraShort Consumer Services	138,191	138,192	690,969	1,354,280	655,029	2,976,661
UltraShort Dow30SM	4,087,923	4,087,923	20,439,889	40,061,646	19,376,754	88,054,135
UltraShort Financials	483,864	483,864	2,419,350	4,741,864	2,293,512	10,422,454
UltraShort FTSE China 50	598,759	598,759	2,993,836	5,867,837	2,838,118	12,897,309
UltraShort FTSE Europe	4,021,701	4,021,701	20,108,774	39,412,671	19,062,863	86,627,710
UltraShort Health Care	72,012	72,011	360,062	705,712	341,335	1,551,132
UltraShort Industrials	70,030	70,029	350,152	686,292	331,942	1,508,445
UltraShort MidCap400	109,580	109,580	547,906	1,073,882	519,408	2,360,356
UltraShort MSCI Brazil Capped	540,347	540,347	2,701,772	5,295,404	2,561,246	11,639,116
UltraShort MSCI EAFE	172,258	172,257	861,300	1,688,124	816,501	3,710,440
UltraShort MSCI Emerging Markets	416,114	416,114	2,080,598	4,077,916	1,972,381	8,963,123
UltraShort MSCI Japan	198,062	198,063	990,325	1,941,012	938,816	4,266,278
UltraShort Nasdaq Biotechnology	99,765	99,765	498,834	977,702	472,889	2,148,955
UltraShort Oil & Gas	1,548,792	1,548,792	7,744,062	15,178,160	7,341,272	33,361,078
UltraShort QQQ	1,241,938	1,241,938	6,209,775	12,170,995	5,886,788	26,751,434
UltraShort Real Estate	2,230,551	2,230,551	11,152,907	21,859,404	10,572,814	48,046,227
UltraShort Russell2000	641,670	641,669	3,208,389	6,288,359	3,041,513	13,821,600
UltraShort S&P500®	6,234,925	6,234,926	31,175,043	61,102,266	29,553,545	134,300,705

282 :: NOVEMBER 30, 2022 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

Fund Name	Bank of America Securities, Inc., 3.79%, dated 11/30/2022 due 12/01/2022 (a)	Barclays Capital, Inc., 3.40%, dated 11/30/2022 due 12/01/2022 (b)	Barclays Capital, Inc., 3.76%, dated 11/30/2022 due 12/01/2022 (c)	BNP Paribas Securities Corp., 3.78%, dated 11/30/2022 due 12/01/2022 (d)	ING Financial Markets LLC, 3.80%, dated 11/30/2022 due 12/01/2022 (e)	Total
UltraShort Semiconductors	$377,831	$377,831	$1,889,180	$3,702,744	$1,790,919	$8,138,505
UltraShort SmallCap600	162,602	162,603	813,021	1,593,499	770,734	3,502,459
UltraShort Technology	427,072	427,072	2,135,391	4,185,310	2,024,324	9,199,169
UltraShort Utilities	106,205	106,205	531,032	1,040,807	503,411	2,287,660
	$244,847,726	$244,847,724	$1,224,255,023	$2,399,507,711	$1,160,578,219	$5,274,036,403

Each Repurchase Agreement was fully collateralized by U.S. government and/or agency securities at November 30, 2022 as follows:

(a)  U.S. Treasury Notes, 4.13% to 4.50%, due 11/30/2024 to 10/31/2027, which had an aggregate value at the Trust level of $255,000,029.

(b)  U.S. Treasury Notes, 0.13% to 0.63%, due 4/15/2023 to 7/15/2032, which had an aggregate value at the Trust level of $1,275,017,220.

(c)  U.S. Treasury Notes, 0.63%, due 4/15/2023, which had an aggregate value at the Trust level of $255,000,103.

(d)  U.S. Treasury Bills, 0%, due 12/15/2022 to 5/11/2023; U.S. Treasury Bonds, 0% to 6.13%, due 5/15/2025 to 8/15/2051; U.S. Treasury Notes, 0.13% to 4.50%, due 1/15/2023 to 8/15/2032 and cash, which had an aggregate value at the Trust level of $2,484,376,144.

(e)  Federal Farm Credit Bank, 0%, due 4/3/2023 to 5/24/2023; Federal Home Loan Bank, 0.50% to 3.86%, due 5/20/2024 to 6/13/2025; Federal Home Loan Mortgage Corp., 0%, due 9/15/2029 to 3/15/2031; Federal National Mortgage Association, 0% to 6.63%, due 9/6/2024 to 11/15/2030; U.S. Treasury Bills, 0%, due 1/3/2023 to 5/25/2023; U.S. Treasury Bonds, 1.75% to 4.25%, due 5/15/2039 to 11/15/2052; U.S. Treasury Notes, 0.13% to 4.50%, due 12/31/2022 to 11/15/2032, which had an aggregate value at the Trust level of $1,208,701,790.

Equity Securities

Certain Funds may invest in or seek leveraged, inverse, or inverse leveraged exposure to equity securities, including shares of foreign or U.S. common stock, Real Estate Investment Trusts, Depositary Receipts, and shares of other Investment Companies, including other exchange traded funds ("ETFs").

Real Estate Investment Trusts ("REITs")

REITs report information on the source of their distributions annually. A portion of distributions received from REITs during the period is estimated to be dividend income, realized gain or return of capital. These estimates are adjusted when the actual source of distributions is disclosed by the REITs.

Debt Instruments

Certain Funds may invest in or seek leveraged, inverse, or inverse leveraged exposure to debt instruments, including U.S. government securities. Additionally, certain Funds may invest in or seek leveraged or inverse exposure to (lower rated) debt instruments (also known as "junk bonds"), that are rated below "investment grade" by Moody's, Standard and Poor's and/or Fitch, Inc.

Securities Lending

Each Fund may lend securities to brokers, dealers and financial organizations in exchange for collateral in the amount of at least 102% of the value of U.S. dollar-denominated securities loaned or at least 105% of the value of non-U.S. dollar-denominated securities loaned, marked to market daily. Each security loaned will be secured continuously by collateral in the form of cash, Money Market Instruments or U.S. Government securities. When a Fund lends its securities, it continues to receive payments equal to the dividends and interest paid on the securities loaned and simultaneously may earn interest on the reinvestment of the cash collateral. Any cash collateral received by the Fund in connection with these loans may be reinvested in a variety of short-term investments. Any securities collateral received by the Fund in connection with these loans may not be sold or pledged by the Fund and, accordingly, are not reflected in the Fund's assets and liabilities. The Funds may incur fees and expenses in connection with the reinvestment of cash collateral. For security loans collateralized by cash, borrowers may be entitled to receive a fee based on the amount of collateral. The Funds are typically compensated by the difference between the amount earned on the reinvestment of cash collateral and any fees paid to the borrower. Although voting and other rights attendant to securities loaned pass to the borrower, such loans may be recalled so that the securities may be voted on by the Fund if a material event affecting the Fund's investment in the securities on loan is to occur. Security loans are subject to termination by the Fund or the borrower at any time. Not all Funds may participate in securities lending at any given time. No securities loan shall be made on behalf of a Fund if, as a result, the aggregate value of all securities loaned by the particular Fund exceeds one-third of the value of such Fund's total assets (including the value of the collateral received).

Securities lending involves exposure to certain risks, including "gap" risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and any fees a Fund has agreed to pay a borrower), operational risk (i.e., the risk of losses resulting from problems in the settlement and the accounting process), legal, counterparty and credit risk. If a securities lending counterparty were to default, a Fund would be subject to the risk of a possible delay in receiving collateral or in recovering the loaned securities, or to a possible loss of rights in the collateral. In the event a borrower does not return a Fund's securities as agreed, the Fund may experience losses if the proceeds received from liquidating the collateral do not at least equal the value of the loaned security at the time the collateral is liquidated, plus the transaction costs incurred in purchasing replacement securities. This event could trigger adverse tax consequences for a Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market. A Fund could lose money if its short-term reinvestment of the collateral declines in value over the period of the

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2022 (UNAUDITED) :: 283

loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day.

Accounting for Derivatives Instruments

In seeking to achieve the investment objectives of Funds, the Advisor uses a passive or mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions, including derivative positions, that a Fund should hold to approximate, on a daily basis, the corresponding performance, inverse, multiple, or inverse multiple of the performance of its index or benchmark, as appropriate, based upon each Fund's investment objective.

In connection with its management of certain series of the Trust included in this report (ProShares Ultra Basic Materials, ProShares Ultra Consumer Good, ProShares Ultra Consumer Services, ProShares Ultra Financials, ProShares Ultra Health Care, ProShares Ultra Industrials, ProShares Ultra Nasdaq Biotechnology, ProShares Ultra Nasdaq Cloud Computing, ProShares Ultra Nasdaq Cybersecurity, ProShares Ultra Oil and Gas, ProShares Ultra Real Estate, ProShares Ultra Technology, ProShares Ultra Telecommunications, ProShares Ultra Utilities, ProShares UltraPro Dow30SM, ProShares UltraPro MidCap400, ProShares UltraPro QQQ, ProShares UltraPro Russell2000, ProShares UltraPro S&P500®, ProShares UltraPro Short Dow 30SM, ProShares UltraPro Short MidCap400, ProShares UltraPro Short QQQ, ProShares UltraPro Short Russell2000, ProShares UltraPro Short S&P500®, ProShares UltraShort Basic Materials, ProShares UltraShort Consumer Goods, ProShares UltraShort Consumer Services, ProShares UltraShort Dow30SM, ProShares UltraShort Financials, ProShares UltraShort Health Care, ProShares UltraShort Industrials, ProShares UltraShort MidCap400, ProShares UltraShort Nasdaq Biotechnology, ProShares UltraShort Oil & Gas, ProShares UltraShort QQQ, ProShares UltraShort Real Estate, ProShares UltraShort S&P500®, ProShares UltraShort SmallCap600, ProShares UltraShort Technology and ProShares UltraShort Utilities (the "Commodity Pools")), the Advisor has registered as a commodity pool operator (a "CPO") and the Commodity Pools are commodity pools under the Commodity Exchange Act (the "CEA"). Accordingly, the Advisor is subject to registration and regulation as a CPO under the CEA, and must comply with various regulatory requirements under the CEA and the rules and regulations of the Commodity Futures Trading Commission ("CFTC") and the National Futures Association ("NFA"), including investor protection requirements, antifraud provisions, disclosure requirements and reporting and record keeping requirements. The Advisor is also subject to periodic inspections and audits by the CFTC and NFA. Compliance with these regulatory requirements could adversely affect the Commodity Pools' total return. In this regard, any further amendment to the CEA or its related regulations that subject the Advisor or the Commodity Pools to additional regulation may have adverse impacts on the Commodity Pools' operations and expenses.

All open derivative positions at period end are reflected on each respective Fund's Schedule of Portfolio Investments. Certain Funds utilized a varying level of derivative instruments in conjunction with investment securities in seeking to meet their investment objective during the period. While the volume of open positions may vary on a daily basis as each Fund transacts derivative contracts in order to achieve the appropriate exposure to meet its investment objective, with the exception of the Funds listed below, the volume of these open positions relative to the net assets of each respective Fund at the date of this report is generally representative of open positions throughout the reporting period.

Average quarterly exposure to derivatives (notional amounts in comparison to net assets)
Ultra 7-10 Year Treasury	184%
Ultra 20+ Year Treasury	193%
UltraPro QQQ	225%

For financial reporting purposes, the Trust can offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements in the Statement of Assets and Liabilities. Funds holding non-exchange traded swap agreements present the gross amounts of these assets and liabilities on their Schedule of Portfolio Investments. Information concerning the value of and amounts due under Repurchase Agreement transactions may be found on each Fund's Schedule of Portfolio Investments. Information concerning the counterparties to each Repurchase Agreement and levels of collateralization may be found above, under the caption "Repurchase Agreements."

Following is a description of the Funds' use of derivative instruments, the types of derivatives utilized by the Funds during the reporting period, as well as the primary underlying risk exposures related to each instrument type.

Futures Contracts

Each Fund may purchase or sell futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A physical-settlement futures contract generally obligates the seller to deliver (and the purchaser to take delivery of) the specified asset on the expiration date of the contract. A cash-settled futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific futures contract and the price at which the agreement is made. No physical delivery of the underlying asset is made.

The Funds generally engage in closing or offsetting transactions before final settlement of a futures contract, wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases, the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased) there will be a gain (loss) if the offsetting sell transaction is carried out at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold)

284 :: NOVEMBER 30, 2022 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

there will be a gain (loss) if the offsetting buy transaction is carried out at a lower (higher) price, inclusive of commissions.

Whether a Fund realizes a gain or loss from futures activities depends generally upon movements in the underlying security or index. The extent of the Fund's loss from an unhedged short position in futures contracts or from writing options on futures contracts is potentially unlimited. Each Fund will engage in transactions in futures contracts and related options that are traded on a U.S. exchange or board of trade or that have been approved for sale in the U.S. by the CFTC.

Upon entering into a futures contract, each Fund will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 10% of the contract amount for equity, index futures and in the range of approximately 1% to 3% of the contract amount for bond futures (these amounts are subject to change by the exchange on which the contract is traded). This amount, known as "initial margin," is in the nature of a performance bond or good faith deposit on the contract and is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker will be made as the price of the security or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." At any time prior to expiration of a futures contract, a Fund may elect to close its position by taking an opposite position, which will operate to terminate the Fund's existing position in the contract.

The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures and the market value of the underlying assets, and the possibility of an illiquid market for a futures contract. Although each Fund intends to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit, or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a Fund to substantial losses. If trading is not possible, or if a Fund determines not to close a futures position in anticipation of adverse price movements, the Fund will be required to make daily cash payments of variation margin. The risk that the Fund will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market. In addition, although the counterparty to a futures contract is often a clearing organization, backed by a group of financial institutions, there may be instances in which the counterparty could fail to perform its obligations, causing significant losses to a Fund.

Forward Currency Contracts

Each Fund may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into on the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

At or before the maturity of a forward currency contract, a Fund may either sell a portfolio security and make delivery of the currency, or retain the security and terminate its contractual obligation to deliver the currency by buying an "offsetting" contract obligating it to buy, on the same maturity date, the same amount of the currency. If the Fund engages in an offsetting transaction, it may later enter into a new forward currency contract to sell the currency.

If a Fund engages in offsetting transactions, the Fund will incur a gain or loss, to the extent that there has been movement in forward currency contract prices. If forward prices go down during the period between the date a Fund enters into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to buy. If forward prices go up, the Fund will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of foreign currency.

Swap Agreements

Each Fund may enter into swap agreements to gain exposure to an underlying asset without actually purchasing such asset (or shorting such asset), or to hedge a position, including in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on a particular pre-determined investment or instrument. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities or an ETF representing a particular index or group of securities.

Most swap agreements entered into by a Fund calculate and settle the obligations of the parties to the agreement on a "net basis" with a single payment. Consequently, a Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount").

When investing in swap agreements, the Funds may hold or gain exposure to only a representative sample of the securities in an index, or to a component of the index.

On a typical long swap, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2022 (UNAUDITED) :: 285

agreement would have increased in value had it been invested in the particular underlying assets (e.g., an ETF, or securities comprising an index), plus any dividends or interest that would have been received on those assets. The Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such assets plus, in certain circumstances, commissions or trading spreads on the notional amount. Therefore, the return to the Fund on a long swap should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the Fund on the notional amount. As a trading technique, the Advisor may substitute physical securities with a swap agreement having investment characteristics substantially similar to the underlying securities.

Some Funds may also enter into swap agreements that provide the opposite return of their index or a security. These swaps are similar to the long swaps disclosed above except that the counterparty pays interest to each Fund on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap. In addition, in certain instances, each Fund will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized gain or loss to determine the value of the swap.

A Fund's current obligations under most swap agreements (total return swaps, equity/index swaps, interest rate swaps) will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating or earmarking cash and/or securities determined to be liquid, but typically no payments will be made until the settlement date.

A Fund will not enter into uncleared swap agreements (i.e., not cleared by a central counterparty) unless the Advisor believes that the counterparty to the transaction is creditworthy. The counterparty to an uncleared swap agreement will typically be a major global financial institution. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If such a default occurs, a Fund will have contractual remedies pursuant to the swap agreements, but such remedies may be subject to bankruptcy and insolvency laws that could affect the Fund's rights as a creditor.

In the normal course of business, a Fund enters into International Swaps and Derivatives Association ("ISDA") agreements with certain counterparties for derivative transactions. These agreements contain, among other conditions, events of default and termination events, and various covenants and representations. Certain of the Fund's ISDA agreements contain provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund's NAV over specific periods of time, which may or may not be exclusive of redemptions. If the Fund were to trigger such provisions and have open derivative positions at that time, counterparties to the ISDA agreements could elect to terminate such ISDA agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant ISDA agreement.

Pursuant to the terms of its ISDA agreements, the Fund will have already collateralized its liability under such agreements, in some cases only in excess of certain threshold amounts. The Funds seek to mitigate risks by generally requiring that the counterparties for each Fund agree to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to what the counterparty owes the Fund, subject to certain minimum thresholds, although the Funds may not always be successful. To the extent any such collateral is insufficient or there are delays in accessing the collateral, the Funds will be exposed to risks, including possible delays in recovering amounts as a result of bankruptcy proceedings.

The use of swaps is a highly specialized activity which involves investment techniques and risks in addition to, and in some cases different from, those associated with ordinary portfolio securities transactions. The primary risks associated with the use of swap agreements are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the inability of counterparties or clearing organizations to perform. A Fund may use a combination of swaps on an underlying index and swaps on an ETF that is designed to track the performance of that index, or it may solely use swaps on an ETF to achieve its desired investment exposure. The performance of an ETF may not track the performance of its underlying index due to embedded costs and other factors. Thus, to the extent a Fund invests in swaps that use an ETF as the reference asset, that Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its index as it would if the Fund used only swaps on the underlying index. The Advisor, under supervision from the Board, is responsible for determining and monitoring the liquidity of the Funds' transactions in swap agreements.

All of the outstanding swap agreements held by the Funds on November 30, 2022 contractually terminate within 23 months but may be terminated without penalty by either party daily. Upon termination, the Fund is entitled to receive or pay the "unrealized appreciation or depreciation" amount existing at the date of termination.

The Financial Accounting Standards Board, pursuant to Accounting Standards Codification 815-10 ("ASC 815-10"), requires companies (including the Trust) to disclose information intended to enable financial statement users to understand how derivative instruments affect the Statements of Assets and Liabilities as well as the effect of derivative instruments on the Statements of Operations during the reporting period, in the context of each entity's risk exposure. ASC 815-10 provides examples of risk exposure, including interest rate, foreign exchange, equity and credit.

As the Funds' investment objective is to approximate, on a daily basis, the corresponding performance, inverse, multiple, or inverse multiple of the performance of its index, the derivatives utilized are aligned to the same primary risk. The primary risk exposure for those Funds benchmarked to an equity index is equity risk, for Funds benchmarked to a fixed-income index the primary risk is interest rate risk.

286 :: NOVEMBER 30, 2022 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

The following tables indicate the location of derivative-related items on the Statements of Assets and Liabilities as well as the effect of derivative instruments on the Statements of Operations during the reporting period.

Fair Value of Derivative Instruments as of November 30, 2022

Asset Derivatives				Liabilities Derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Statements of Assets and Liabilities Location	Fund	Unrealized Appreciation*	Statements of Assets and Liabilities Location	Fund	Unrealized Depreciation*
Equity and Bond index futures contracts/ Non-exchange traded swap agreements	Net assets consist of: Net unrealized appreciation (depreciation) on: futures contracts*; Assets: Unrealized appreciation on non-exchange traded swap agreements			Net assets consist of: Net unrealized appreciation (depreciation) on: futures contracts*; Liabilities: Unrealized depreciation on non-exchange traded swap agreements
		Short 7-10 Year Treasury	$1,309,671		Short 7-10 Year Treasury	$2,853,020
		Short 20+ Year Treasury	351,452		Short 20+ Year Treasury	36,721,542
		Short Dow30SM	5,312,302		Short Dow30SM	16,402,819
		Short Financials	676,612		Short Financials	2,434,530
		Short FTSE China 50	1,111,031		Short FTSE China 50	671,208
		Short High Yield	2,834,005		Short High Yield	4,710,327
		Short MidCap400	294,514		Short MidCap400	204,518
		Short MSCI EAFE	—		Short MSCI EAFE	10,526,754
		Short MSCI Emerging Markets	3,900,333		Short MSCI Emerging Markets	2,160,479
		Short QQQ	94,000,313		Short QQQ	78,120,236
		Short Real Estate	1,528,975		Short Real Estate	2,642,447
		Short Russell2000	29,312,409		Short Russell2000	20,620,540
		Short S&P500®	51,119,132		Short S&P500®	67,426,836
		Short SmallCap600	42,653		Short SmallCap600	597,472
		Ultra 7-10 Year Treasury	196,837		Ultra 7-10 Year Treasury	3,420,599
		Ultra 20+ Year Treasury	3,661,363		Ultra 20+ Year Treasury	514,580
		Ultra Basic Materials	8,888		Ultra Basic Materials	6,287,228
		Ultra Consumer Goods	177,373		Ultra Consumer Goods	1,210,691
		Ultra Consumer Services	177,032		Ultra Consumer Services	7,286,759
		Ultra Dow30SM	9,798,179		Ultra Dow30SM	17,628,727
		Ultra Financials	69,673,771		Ultra Financials	—
		Ultra FTSE China 50	596,398		Ultra FTSE China 50	8,049,790
		Ultra FTSE Europe	268,856		Ultra FTSE Europe	787,955
		Ultra Health Care	25,476		Ultra Health Care	9,687,177
		Ultra High Yield	120,469		Ultra High Yield	3,223,581
		Ultra Industrials	496,322		Ultra Industrials	3,830,338
		Ultra MidCap400	1,457,916		Ultra MidCap400	26,601,986
		Ultra MSCI Brazil Capped	11,865		Ultra MSCI Brazil Capped	3,302,371
		Ultra MSCI EAFE	530,407		Ultra MSCI EAFE	3,292,424
		Ultra MSCI Emerging Markets	1,648,090		Ultra MSCI Emerging Markets	9,047,951
		Ultra MSCI Japan	194,468		Ultra MSCI Japan	2,635,248
		Ultra Nasdaq Biotechnology	2,743,267		Ultra Nasdaq Biotechnology	40,326,767
		Ultra Nasdaq Cloud Computing	61,890		Ultra Nasdaq Cloud Computing	720,551

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2022 (UNAUDITED) :: 287

Asset Derivatives				Liabilities Derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Statements of Assets and Liabilities Location	Fund	Unrealized Appreciation*	Statements of Assets and Liabilities Location	Fund	Unrealized Depreciation*
Equity and Bond index futures contracts/ Non-exchange traded swap agreements	Net assets consist of: Net unrealized appreciation (depreciation) on: futures contracts*; Assets: Unrealized appreciation on non-exchange traded swap agreements			Net assets consist of: Net unrealized appreciation (depreciation) on: futures contracts*; Liabilities: Unrealized depreciation on non-exchange traded swap agreements
		Ultra Nasdaq Cybersecurity	$5,912		Ultra Nasdaq Cybersecurity	$1,200,157
		Ultra Oil & Gas	5,655,798		Ultra Oil & Gas	—
		Ultra QQQ	45,615,502		Ultra QQQ	1,106,097,479
		Ultra Real Estate	701,983		Ultra Real Estate	18,314,066
		Ultra Russell2000	2,643,720		Ultra Russell2000	71,055,253
		Ultra S&P500®	40,874,214		Ultra S&P500®	669,966,518
		Ultra Semiconductors	8,468,871		Ultra Semiconductors	107,269,354
		Ultra SmallCap600	936,579		Ultra SmallCap600	2,937,683
		Ultra Technology	969,348		Ultra Technology	156,769,407
		Ultra Telecommunications	3,953		Ultra Telecommunications	461,254
		Ultra Utilities	614,713		Ultra Utilities	363,148
		UltraPro Dow30SM	42,655,039		UltraPro Dow30SM	65,333,243
		UltraPro MidCap400	3,482,414		UltraPro MidCap400	2,086,750
		UltraPro QQQ	356,800,722		UltraPro QQQ	6,562,426,806
		UltraPro Russell2000	4,020,764		UltraPro Russell2000	91,295,250
		UltraPro S&P500®	27,210,941		UltraPro S&P500®	767,236,647
		UltraPro Short 20+ Year Treasury	36,687,542		UltraPro Short 20+ Year Treasury	50,704,129
		UltraPro Short Dow30SM	24,948,749		UltraPro Short Dow30SM	129,152,488
		UltraPro Short MidCap400	424,918		UltraPro Short MidCap400	2,476,361
		UltraPro Short QQQ	434,229,226		UltraPro Short QQQ	324,861,966
		UltraPro Short Russell2000	27,985,959		UltraPro Short Russell2000	45,774,287
		UltraPro Short S&P500®	—		UltraPro Short S&P500®	211,547,146
		UltraShort 7-10 Year Treasury	6,655,680		UltraShort 7-10 Year Treasury	1,203,155
		UltraShort 20+ Year Treasury	—		UltraShort 20+ Year Treasury	173,848,704
		UltraShort Basic Materials	102,982		UltraShort Basic Materials	1,272,888
		UltraShort Consumer Goods	77,751		UltraShort Consumer Goods	328,724
		UltraShort Consumer Services	335,812		UltraShort Consumer Services	751,071
		UltraShort Dow30SM	5,014,018		UltraShort Dow30SM	13,027,211
		UltraShort Financials	1,340,206		UltraShort Financials	3,300,751
		UltraShort FTSE China 50	4,245,896		UltraShort FTSE China 50	11,312,032
		UltraShort FTSE Europe	3,892,195		UltraShort FTSE Europe	71,889,816
		UltraShort Health Care	—		UltraShort Health Care	725,034
		UltraShort Industrials	498,221		UltraShort Industrials	620,133

288 :: NOVEMBER 30, 2022 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

Asset Derivatives				Liabilities Derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Statements of Assets and Liabilities Location	Fund	Unrealized Appreciation*	Statements of Assets and Liabilities Location	Fund	Unrealized Depreciation*
Equity and Bond index futures contracts/ Non-exchange traded swap agreements	Net assets consist of: Net unrealized appreciation (depreciation) on: futures contracts*; Assets: Unrealized appreciation on non-exchange traded swap agreements			Net assets consist of: Net unrealized appreciation (depreciation) on: futures contracts*; Liabilities: Unrealized depreciation on non-exchange traded swap agreements
		UltraShort MidCap400	$135,439		UltraShort MidCap400	$847,265
		UltraShort MSCI Brazil Capped	25,014		UltraShort MSCI Brazil Capped	8,737,900
		UltraShort MSCI EAFE	—		UltraShort MSCI EAFE	2,077,752
		UltraShort MSCI			UltraShort MSCI
		Emerging Markets	1,445,479		Emerging Markets	1,661,861
		UltraShort MSCI Japan	239,039		UltraShort MSCI Japan	1,035,704
		UltraShort Nasdaq Biotechnology	2,416,170		UltraShort Nasdaq Biotechnology	3,144,654
		UltraShort Oil & Gas	1,880,801		UltraShort Oil & Gas	18,454,696
		UltraShort QQQ	97,463,713		UltraShort QQQ	37,416,715
		UltraShort Real Estate	2,935,738		UltraShort Real Estate	11,595,218
		UltraShort Russell2000	15,461,102		UltraShort Russell2000	21,625,903
		UltraShort S&P500®	116,785,901		UltraShort S&P500®	128,042,572
		UltraShort Semiconductors	642,351		UltraShort Semiconductors	3,358,624
		UltraShort SmallCap600	—		UltraShort SmallCap600	745,602
		UltraShort Technology	1,196,290		UltraShort Technology	2,657,194
		UltraShort Utilities	13,132		UltraShort Utilities	862,059

*  Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. For these securities, only the variation margin is reported within the asset and liability sections of the Statements of Assets and Liabilities.

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2022 (UNAUDITED) :: 289

The Effect of Derivative Instruments on the Statements of Operations for the Period Ended November 30, 2022

Derivatives not accounted for as hedging instruments under ASC 815	Location of Gain or (Loss) on Derivatives on the Statements of Operations	Fund	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation) on Derivatives
Equity and Bond index futures contracts/ Non-exchange traded swap agreements	Net realized gain (loss) on
Expiration or closing of:
futures contracts and
non-exchange traded
swap agreements; Change in
net unrealized appreciation
(depreciation) on: Futures
contracts and Non-exchange
	traded swap agreements
		Short 7-10 Year Treasury	$8,738,018	$(1,090,071)
		Short 20+ Year Treasury	87,970,255	(37,461,439)
		Short Dow30SM	(5,233,056)	(21,886,635)
		Short Financials	(255,548)	(2,047,134)
		Short FTSE China 50	—	944,784
		Short High Yield	5,417,972	(3,803,799)
		Short MidCap400	(438,601)	(453,210)
		Short MSCI EAFE	—	(10,371,811)
		Short MSCI Emerging Markets	2,211,600	(1,424,960)
		Short QQQ	124,667,641	(117,453,781)
		Short Real Estate	(88,044)	(1,013,604)
		Short Russell2000	18,775,312	(39,412,220)
		Short S&P500®	105,661,715	(120,006,541)
		Short SmallCap600	(294,980)	(509,966)
		Ultra 7-10 Year Treasury	(1,973,854)	37,409
		Ultra 20+ Year Treasury	(15,750,538)	3,522,891
		Ultra Basic Materials	10,149	(5,485,003)
		Ultra Consumer Goods	(925,309)	383,766
		Ultra Consumer Services	(1,066,466)	285,030
		Ultra Dow30SM	(18,994,879)	34,108,732
		Ultra Financials	54,142,695	(76,468,820)
		Ultra FTSE China 50	(7,183,496)	4,606,774
		Ultra FTSE Europe	(1,254,957)	572,261
		Ultra Health Care	44,549	1,542,383
		Ultra High Yield	(1,845,711)	(531,828)
		Ultra Industrials	(1,223,709)	1,632,393
		Ultra MidCap400	(9,923)	1,147,627
		Ultra MSCI Brazil Capped	(1,195,912)	(1,017,293)
		Ultra MSCI EAFE	(1,580,012)	266,715
		Ultra MSCI Emerging Markets	(16,847,004)	12,399,874
		Ultra MSCI Japan	(195,577)	(165,003)
		Ultra Nasdaq Biotechnology	(1,125,008)	14,804,608

290 :: NOVEMBER 30, 2022 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

Derivatives not accounted for as hedging instruments under ASC 815	Location of Gain or (Loss) on Derivatives on the Statements of Operations	Fund	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation) on Derivatives
Equity and Bond index futures contracts/ Non-exchange traded swap agreements	Net realized gain (loss) on
Expiration or closing of:
futures contracts and
non-exchange traded
swap agreements; Change in
net unrealized appreciation
(depreciation) on: Futures
contracts and Non-exchange
	traded swap agreements
		Ultra Nasdaq Cloud Computing	$(796,685)	$552,287
		Ultra Nasdaq Cybersecurity	(567,908)	292,910
		Ultra Oil & Gas	86,393,763	(92,581,771)
		Ultra QQQ	(253,837,735)	(159,710,980)
		Ultra Real Estate	(8,484,548)	(4,189,287)
		Ultra Russell2000	(4,006,910)	(4,305,253)
		Ultra S&P500®	(55,556,881)	(128,072,905)
		Ultra Semiconductors	7,967,011	(47,863,436)
		Ultra SmallCap600	(3,730,791)	2,527,228
		Ultra Technology	(133,510,207)	68,845,869
		Ultra Telecommunications	(6,943)	(96,179)
		Ultra Utilities	(346,268)	(1,319,600)
		UltraPro Dow30SM	33,022,344	17,910,050
		UltraPro MidCap400	(16,592,894)	15,464,091
		UltraPro QQQ	(2,874,303,342)	(32,692,876)
		UltraPro Russell2000	(83,897,670)	63,324,145
		UltraPro S&P500®	(275,181,953)	29,133,392
		UltraPro Short 20+ Year Treasury	124,298,372	(19,743,846)
		UltraPro Short Dow30SM	(9,131,176)	(143,118,183)
		UltraPro Short MidCap400	(524,025)	(2,585,359)
		UltraPro Short QQQ	136,669,561	145,731,843
		UltraPro Short Russell2000	(24,152,225)	(12,081,989)
		UltraPro Short S&P500®	49,947,160	(303,847,568)
		UltraShort 7-10 Year Treasury	1,094,045	8,219,327
		UltraShort 20+ Year Treasury	476,438,549	(208,445,317)
		UltraShort Basic Materials	(63,853)	(544,078)
		UltraShort Consumer Goods	22,051	(295,523)
		UltraShort Consumer Services	2,876,833	(1,443,644)
		UltraShort Dow30SM	(8,965,071)	(9,584,645)
		UltraShort Financials	(71,471)	(1,630,683)
		UltraShort FTSE China 50	3,708,507	237,975
		UltraShort FTSE Europe	34,176,110	(66,205,226)
		UltraShort Health Care	(6,431)	(398,849)
		UltraShort Industrials	9,152	(616,673)
		UltraShort MidCap400	(139,894)	(273,877)

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2022 (UNAUDITED) :: 291

Derivatives not accounted for as hedging instruments under ASC 815	Location of Gain or (Loss) on Derivatives on the Statements of Operations	Fund	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation) on Derivatives
Equity and Bond index futures contracts/ Non-exchange traded swap agreements	Net realized gain (loss) on
Expiration or closing of:
futures contracts and
non-exchange traded
swap agreements; Change in
net unrealized appreciation
(depreciation) on: Futures
contracts and Non-exchange
	traded swap agreements
		UltraShort MSCI Brazil Capped	$(682,390)	$(875,330)
		UltraShort MSCI EAFE	(97,678)	(2,069,104)
		UltraShort MSCI Emerging Markets	—	438,073
		UltraShort MSCI Japan	389,791	(780,904)
		UltraShort Nasdaq Biotechnology	(4,748)	(3,924,623)
		UltraShort Oil & Gas	(12,241,712)	4,841,341
		UltraShort QQQ	15,372,778	9,105,779
		UltraShort Real Estate	13,655,278	(11,808,572)
		UltraShort Russell2000	(667,880)	(5,974,547)
		UltraShort S&P500®	78,915,779	(99,405,735)
		UltraShort Semiconductors	(749,229)	(1,808,356)
		UltraShort SmallCap600	47,791	(299,537)
		UltraShort Technology	5,648,273	(3,945,216)
		UltraShort Utilities	684,264	(480,898)

Taxes and Distributions

Each of the Funds intends to qualify or continue to qualify as a regulated investment company and distribute substantially all of its net investment income and capital gains to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements.

As of November 30, 2022, management of the Funds has reviewed all open tax years and major jurisdictions (the last four tax year ends including the interim tax periods since then, as applicable) and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

Distributions to shareholders from net investment income and net capital gain, if any, are declared and paid at least annually. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales, 1256 mark-to-market, partnerships, passive foreign investment companies mark-to-market, constructive sales adjustments and qualified late-year loss deferrals) do not require a reclassification. The Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes. While subject to management's discretion, any available tax equalization is typically applied first to short term capital gains, next to long term capital gains and then to ordinary income. To the extent distributions exceed net investment income and net realized capital gains for tax purposes, they are reported as a tax return of capital.

The Funds' tax year end is October 31st and the tax character of current year distributions and current components of accumulated earnings (deficit) will be determined at the end of the current tax year.

292 :: NOVEMBER 30, 2022 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

The tax character of distributions paid for the most recent tax years ended October 31, 2022 and October 31, 2021, were as follows:

	Year Ended October 31, 2022				Year Ended October 31, 2021
Fund	Distributions paid from ordinary income	Distributions paid from net long-term capital gains	Tax return of capital	Total Distributions	Distributions paid from ordinary income	Distributions paid from net long-term capital gains	Tax return of capital	Total Distributions
Ultra 7-10 Year Treasury	$13,454	—	—	$13,454	$76,339	—	—	$76,339
Ultra Basic Materials	409,863	—	—	409,863	356,640	—	—	356,640
Ultra Consumer Goods	39,873	—	—	39,873	34,045	—	—	34,045
Ultra Dow30SM	2,415,870	—	—	2,415,870	539,482	—	—	539,482
Ultra Financials	43,247,004	—	—	43,247,004	2,220,362	—	—	2,220,362
Ultra Health Care	204,234	—	—	204,234	163,582	—	—	163,582
Ultra High Yield	135,724	—	—	135,724	303,414	—	—	303,414
Ultra Industrials	5,279	—	—	5,279	17,531	—	—	17,531
Ultra MidCap400	694,971	—	—	694,971	301,030	—	—	301,030
Ultra Nasdaq Cybersecurity	29,506	—	—	29,506	—	—	—	—
Ultra Oil & Gas	3,163,861	—	—	3,163,861	4,379,052	—	—	4,379,052
Ultra Real Estate	997,996	—	—	997,996	713,114	—	—	713,114
Ultra Russell2000	—	—	—	—	46,322	—	—	46,322
Ultra S&P500®	6,181,978	—	—	6,181,978	8,141,946	—	—	8,141,946
Ultra Semiconductors	—	—	—	—	42,050	—	—	42,050
Ultra SmallCap600	37,360	—	—	37,360	7,958	—	—	7,958
Ultra Telecommunications	30,822	—	—	30,822	27,025	—	—	27,025
Ultra Utilities	279,175	—	—	279,175	241,675	—	—	241,675
UltraPro Dow30SM	4,644,077	—	—	4,644,077	2,353,835	—	—	2,353,835
UltraPro MidCap400	113,258	—	—	113,258	9,726	—	—	9,726
UltraPro QQQ	15,428	—	—	15,428	15,367	—	—	15,367
UltraPro Russell2000	—	—	—	—	11,923	—	—	11,923
UltraPro S&P500®	3,324,709	—	—	3,324,709	1,265,472	—	—	1,265,472
UltraShort FTSE Europe	—	—	$425	425	—	—	—	—

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2022 (UNAUDITED) :: 293

At October 31, 2022 (the Funds' most recent tax year end), the components of accumulated earnings (deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)
Short 7-10 Year Treasury	—	—	$(206,940)	$12,727,589
Short 20+ Year Treasury	—	—	(546,085,804)	87,438,325
Short Dow30SM	—	—	(540,704,353)	5,217,062
Short Financials	—	—	(95,751,062)	97,250
Short FTSE China 50	—	—	(10,599,408)	4,046,457
Short High Yield	—	—	(52,415,783)	(6,802,802)
Short MidCap400	—	—	(55,295,240)	587,315
Short MSCI EAFE	$143,640	—	(132,189,432)	8,722,616
Short MSCI Emerging Markets	—	—	(196,231,101)	12,934,643
Short QQQ	—	—	(856,597,531)	119,046,625
Short Real Estate	71,792	—	(36,847,507)	3,122,427
Short Russell2000	—	—	(794,821,181)	41,812,576
Short S&P500®	—	—	(4,093,741,093)	136,490,439
Short SmallCap600	—	—	(40,540,368)	(35,501)
Ultra 7-10 Year Treasury	22,305	—	(129,242,992)	(4,197,018)
Ultra 20+ Year Treasury	—	—	(37,375,461)	(666,523)
Ultra Basic Materials	—	—	—	(17,139,842)
Ultra Consumer Goods	—	—	—	(2,137,687)
Ultra Consumer Services	—	—	—	(11,899,436)
Ultra Dow30SM	—	—	—	(66,184,032)
Ultra Financials	856,699	—	(42,927,590)	32,906,417
Ultra FTSE China 50	—	—	(180,266)	(22,317,425)
Ultra FTSE Europe	—	—	(10,318)	(1,663,389)
Ultra Health Care	—	—	—	(21,635,991)
Ultra High Yield	—	—	(27,217)	(6,035,738)
Ultra Industrials	—	—	(183,854)	(8,973,041)
Ultra MidCap400	191,149	—	(109,345,866)	(31,965,222)
Ultra MSCI Brazil Capped	—	—	(8,931,324)	(5,521,807)
Ultra MSCI EAFE	—	—	(2,450,008)	(6,501,274)
Ultra MSCI Emerging Markets	—	—	(93,129)	(31,150,730)
Ultra MSCI Japan	—	—	(810,645)	(2,901,499)
Ultra Nasdaq Biotechnology	—	—	(87,896,003)	(71,641,275)
Ultra Nasdaq Cloud Computing	—	—	(457,835)	(1,913,221)
Ultra Nasdaq Cybersecurity	—	—	(195,669)	(1,242,055)
Ultra Oil & Gas	—	—	—	26,278,706
Ultra QQQ	—	—	(31,914,953)	(1,988,144,495)
Ultra Real Estate	—	—	—	(38,477,776)
Ultra Russell2000	—	—	(44,001,626)	(109,729,445)
Ultra S&P500®	—	—	—	(1,357,085,976)
Ultra Semiconductors	—	—	—	(169,700,480)
Ultra SmallCap600	—	—	—	(8,136,781)
Ultra Technology	—	—	(595,278)	(265,312,693)
Ultra Telecommunications	9,829	—	(603,791)	(624,034)
Ultra Utilities	20,547	—	(1,789,967)	(1,333,248)
294 :: NOVEMBER 30, 2022 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)
UltraPro Dow30SM	—	—	—	$(159,922,834)
UltraPro MidCap400	—	—	—	(4,115,542)
UltraPro QQQ	—	—	$(1,130,386,426)	(11,247,888,220)
UltraPro Russell2000	—	—	—	(148,093,331)
UltraPro S&P500®	—	—	—	(1,563,130,864)
UltraPro Short 20+ Year Treasury	—	—	(5,236,864)	221,115,593
UltraPro Short Dow30SM	—	—	(1,580,735,508)	20,588,242
UltraPro Short MidCap400	—	—	(55,660,577)	(1,261,968)
UltraPro Short QQQ	—	—	(4,498,976,892)	985,198,425
UltraPro Short Russell2000	—	—	(546,112,312)	(20,678,739)
UltraPro Short S&P500®	—	—	(4,009,201,568)	(30,477,294)
UltraShort 7-10 Year Treasury	—	—	(125,874,987)	10,860,058
UltraShort 20+ Year Treasury	—	—	(4,607,303,692)	38,936,120
UltraShort Basic Materials	—	—	(84,639,337)	(250,440)
UltraShort Consumer Goods	$71	—	(9,263,877)	(75,620)
UltraShort Consumer Services	—	—	(17,474,721)	43,622
UltraShort Dow30SM	—	—	(729,272,348)	2,116,166
UltraShort Financials	—	—	(501,921,794)	(852,969)
UltraShort FTSE China 50	—	—	(235,374,313)	5,380,256
UltraShort FTSE Europe	—	—	(183,617,805)	(26,520,797)
UltraShort Health Care	—	—	(11,242,159)	(543,454)
UltraShort Industrials	—	—	(21,114,740)	233,102
UltraShort MidCap400	—	—	(54,081,994)	(595,344)
UltraShort MSCI Brazil Capped	—	—	(80,751,491)	(15,015,052)
UltraShort MSCI EAFE	—	—	(20,329,890)	(1,036,428)
UltraShort MSCI Emerging Markets	—	—	(165,314,281)	4,281,807
UltraShort MSCI Japan	—	—	(26,446,681)	406,022
UltraShort Nasdaq Biotechnology	—	—	(74,472,420)	(29,917)
UltraShort Oil & Gas	—	—	(103,114,430)	(26,460,113)
UltraShort QQQ	—	—	(1,602,985,295)	134,748,748
UltraShort Real Estate	—	—	(234,375,515)	1,534,352
UltraShort Russell2000	—	—	(751,502,540)	(148,884)
UltraShort S&P500®	—	—	(5,215,034,925)	110,015,605
UltraShort Semiconductors	—	—	(44,666,803)	585,704
UltraShort SmallCap600	—	—	(30,984,804)	(337,085)
UltraShort Technology	—	—	(27,591,656)	1,058,341
UltraShort Utilities	—	—	(11,680,955)	(388,357)

Temporary differences are generally due to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing and the deductibility of certain expenses. Permanent differences, primarily due to gain (loss) on in-kind redemptions, reclassification on sale of derivatives, designation of taxable distributions in excess, utilization of earnings and profits distributed to the shareholders on redemption of shares and nondeductible expenses, resulted in reclassifications as of October 31, 2022 (the Funds' most recent tax year end), among the Funds' components of net assets.

As of October 31, 2022 (the Funds' most recent tax year end), the Funds had capital loss carry forwards ("CLCFs") available to offset future realized gains, if any, to the extent provided for by regulations and to thereby reduce the amount of future taxable capital gain distributions. Under current tax law, CLCFs retain their character as either short-term or long-term capital losses, and are not subject to expiration.

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2022 (UNAUDITED) :: 295

At October 31, 2022 (the Funds' most recent tax year end), the following Funds had available CLCFs:

No Expiration Date
Short 20+ Year Treasury	$545,080,575
Short 7-10 Year Treasury	75,473
Short Dow30SM	540,704,353
Short Financials	95,751,062
Short FTSE China 50	10,599,408
Short High Yield	52,415,783
Short MidCap400	55,295,240
Short MSCI EAFE	132,189,432
Short MSCI Emerging Markets	196,231,101
Short QQQ	856,597,531
Short Real Estate	36,847,507
Short Russell2000	794,821,181
Short S&P500®	4,093,741,093
Short SmallCap600	40,540,368
Ultra 20+ Year Treasury	37,375,461
Ultra 7-10 Year Treasury	129,242,992
Ultra Financials	42,927,590
Ultra FTSE China 50	134,705
Ultra Industrials	183,854
Ultra MidCap400	109,345,866
Ultra MSCI Brazil Capped	8,901,643
Ultra MSCI EAFE	2,420,526
Ultra MSCI Japan	803,751
Ultra Nasdaq Biotechnology	87,848,639
Ultra Nasdaq Cloud Computing	450,817
Ultra Nasdaq Cybersecurity	179,636
Ultra QQQ	31,914,953
Ultra Russell2000	44,001,626
Ultra Telecommunications	603,791
Ultra Utilities	1,789,967
UltraPro QQQ	1,130,386,426
UltraPro Short 20+ Year Treasury	5,236,864
UltraPro Short Dow30SM	1,580,013,001
UltraPro Short MidCap400	55,649,963
UltraPro Short QQQ	4,498,976,892
UltraPro Short Russell2000	545,834,553
UltraPro Short S&P500®	4,009,201,568
UltraShort 20+ Year Treasury	4,606,267,410
UltraShort 7-10 Year Treasury	125,760,982
UltraShort Basic Materials	84,639,337
UltraShort Consumer Goods	9,263,877
UltraShort Consumer Services	17,471,657
UltraShort Dow30SM	729,148,654
UltraShort Financials	501,887,199
UltraShort FTSE China 50	235,343,739
UltraShort FTSE Europe	183,617,805
UltraShort Health Care	11,242,159
UltraShort Industrials	21,108,964
UltraShort MidCap400	54,081,994

296 :: NOVEMBER 30, 2022 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

No Expiration Date
UltraShort MSCI Brazil Capped	$80,738,220
UltraShort MSCI EAFE	20,329,890
UltraShort MSCI Emerging Markets	165,311,332
UltraShort MSCI Japan	26,443,805
UltraShort Nasdaq Biotechnology	74,440,619
UltraShort Oil & Gas	103,114,430
UltraShort QQQ	1,602,904,520
UltraShort Real Estate	234,375,515
UltraShort Russell2000	751,502,540
UltraShort S&P500®	5,214,963,970
UltraShort Semiconductors	44,666,803
UltraShort SmallCap600	30,984,804
UltraShort Technology	27,578,356
UltraShort Utilities	11,680,955

At October 31, 2022 (the Funds' most recent tax year end), the following Funds utilized CLCFs and/or elected to defer late-year ordinary losses to November 1, 2022:

Fund	Capital Loss Utilized	Ordinary Late Year Loss Deferrals
Short 7-10 Year Treasury	$14,873,686	$131,467
Short 20+ Year Treasury	110,347,938	1,005,229
Short FTSE China 50	999,309	—
Short High Yield	2,776,015	—
Short QQQ	17,111,038	—
Short Russell2000	1,283,712	—
Short S&P500®	692,427	—
Ultra Basic Materials	4,025,251	—
Ultra FTSE China 50	248,528	45,561
Ultra FTSE Europe	100,752	10,318
Ultra High Yield	—	27,217
Ultra MidCap400	32,005,245	—
Ultra MSCI Brazil Capped	3,040,927	29,681
Ultra MSCI EAFE	3,478,845	29,482
Ultra MSCI Emerging Markets	1,040,331	93,129
Ultra MSCI Japan	—	6,894
Ultra Nasdaq Biotechnology	63,156	47,364
Ultra Nasdaq Cloud Computing	—	7,018
Ultra Nasdaq Cybersecurity	—	16,033
Ultra Oil & Gas	110,574,349	—
Ultra Real Estate	4,783,489	—
Ultra Russell2000	87,172,299	—
Ultra SmallCap600	5,774,256	—
Ultra Technology	—	595,278
Ultra Telecommunications	104,351	—
UltraPro Short 20+ Year Treasury	141,581,878	—
UltraPro Short Dow30SM	—	722,507
UltraPro Short MidCap400	104	10,614
UltraPro Short QQQ	133,133,042	—
UltraPro Short Russell2000	1,214,666	277,759
UltraShort 7-10 Year Treasury	26,282,661	114,005
UltraShort 20+ Year Treasury	812,023,583	1,036,282

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2022 (UNAUDITED) :: 297

Fund	Capital Loss Utilized	Ordinary Late Year Loss Deferrals
UltraShort Consumer Services	$2,685,283	$3,064
UltraShort Dow30SM	—	123,694
UltraShort Financials	—	34,595
UltraShort FTSE China 50	6,503,646	30,574
UltraShort FTSE Europe	30,621,228	—
UltraShort Industrials	—	5,776
UltraShort MidCap400	1,382	—
UltraShort MSCI Brazil Capped	—	13,271
UltraShort MSCI Emerging Markets	2,237,680	2,949
UltraShort MSCI Japan	—	2,876
UltraShort Nasdaq Biotechnology	—	31,801
UltraShort QQQ	5,556,737	80,775
UltraShort Real Estate	5,019,432	—
UltraShort Russell2000	443,200	—
UltraShort S&P500®	352,908	70,955
UltraShort Technology	1,478,937	13,300

3. Investment Transactions, Income and Expense Allocations

Throughout the reporting period, investment transactions are generally accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions on the last business day of the reporting period are accounted for on the trade date.

Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date except for certain foreign dividends that may be recorded as soon as such information becomes available. Non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

Expenses directly attributable to a Fund are charged to that Fund, while expenses which are attributable to more than one Fund or jointly with an affiliate, are allocated among the respective Funds and/or affiliates based upon relative net assets or another reasonable basis.

4. Advisory and Management Service Fees and Transactions with Affiliates

The Advisor serves as the investment adviser to each Fund pursuant to an Investment Advisory Agreement. For its investment advisory services, each Fund pays the Advisor a monthly fee, accrued daily at an annualized rate based on its average daily net assets. Pursuant to a separate Management Services Agreement, the Advisor performs certain administrative services on behalf of the Funds, such as negotiating, coordinating and implementing the Trust's contractual obligations with the Funds' service providers; monitoring, overseeing and reviewing the performance of such service providers to ensure adherence to applicable contractual obligations; and preparing or coordinating reports and presentations to the Board of Trustees with respect to such service providers. For these and other services, each Fund pays the Advisor monthly management services fees, accrued daily at an annualized rate based on its average daily net assets.

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses, in order to limit the annual operating expenses of each Fund. These expense limitations remain in effect until the dates specified in the table below, after which they may be terminated or revised.

For the period ended November 30, 2022, advisory and management services fees, waivers, reimbursements, and expense limitations were as follows:

Fund	Investment Advisory Fee Rate*	Management Services Fee Rate	Advisory Fees Waived	Management Services Fees Waived	Expense Reimbursements	Expense Limitation	Expense Limitation Effective Through
Short 7-10 Year Treasury	0.75%	0.10%	$7,010	—	—	0.95%	September 30, 2023
Short 20+ Year Treasury	0.75	0.10	—	—	—	0.95	September 30, 2023
Short Dow30SM	0.75	0.10	23,272	—	—	0.95	September 30, 2023
Short Financials	0.75	0.10	32,646	—	—	0.95	September 30, 2023
Short FTSE China 50	0.75	0.10	39,097	$1,153	—	0.95	September 30, 2023
Short High Yield	0.75	0.10	47,735	—	—	0.95	September 30, 2023

298 :: NOVEMBER 30, 2022 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

Fund	Investment Advisory Fee Rate*	Management Services Fee Rate	Advisory Fees Waived	Management Services Fees Waived	Expense Reimbursements	Expense Limitation	Expense Limitation Effective Through
Short MidCap400	0.75%	0.10%	$32,833	—	—	0.95%	September 30, 2023
Short MSCI EAFE	0.75	0.10	29,551	—	—	0.95	September 30, 2023
Short MSCI Emerging Markets	0.75	0.10	51,898	—	—	0.95	September 30, 2023
Short QQQ	0.75	0.10	371,111	—	—	0.95	September 30, 2023
Short Real Estate	0.75	0.10	31,122	—	—	0.95	September 30, 2023
Short Russell2000	0.75	0.10	163,096	—	—	0.95	September 30, 2023
Short S&P500®	0.75	0.10	—	—	—	0.95	September 30, 2023
Short SmallCap600	0.75	0.10	32,500	—	—	0.95	September 30, 2023
Ultra 7-10 Year Treasury	0.75	0.10	33,446	—	—	0.95	September 30, 2023
Ultra 20+ Year Treasury	0.75	0.10	27,054	—	—	0.95	September 30, 2023
Ultra Basic Materials	0.75	0.10	51,789	—	—	0.95	September 30, 2023
Ultra Consumer Goods	0.75	0.10	26,334	$3,511	$26,240	0.95	September 30, 2023
Ultra Consumer Services	0.75	0.10	43,994	5,866	5,217	0.95	September 30, 2023
Ultra Dow30SM	0.75	0.10	34,188	—	—	0.95	September 30, 2023
Ultra Financials	0.75	0.10	29,691	—	—	0.95	September 30, 2023
Ultra FTSE China 50	0.75	0.10	32,427	4,324	5,853	0.95	September 30, 2023
Ultra FTSE Europe	0.75	0.10	12,604	1,681	25,940	0.95	September 30, 2023
Ultra Health Care	0.75	0.10	62,048	—	—	0.95	September 30, 2023
Ultra High Yield	0.75	0.10	35,271	—	—	0.95	September 30, 2023
Ultra Industrials	0.75	0.10	55,389	1,995	—	0.95	September 30, 2023
Ultra MidCap400	0.75	0.10	60,759	—	—	0.95	September 30, 2023
Ultra MSCI Brazil Capped	0.75	0.10	19,541	2,606	19,910	0.95	September 30, 2023
Ultra MSCI EAFE	0.75	0.10	25,059	3,341	12,601	0.95	September 30, 2023
Ultra MSCI Emerging Markets	0.75	0.10	40,611	—	—	0.95	September 30, 2023
Ultra MSCI Japan	0.75	0.10	19,346	2,580	35,960	0.95	September 30, 2023
Ultra Nasdaq Biotechnology	0.75	0.10	101,364	—	—	0.95	September 30, 2023
Ultra Nasdaq Cloud Computing	0.75	0.10	6,589	878	41,578	0.95	September 30, 2023
Ultra Nasdaq Cybersecurity	0.75	0.10	8,289	1,105	20,652	0.95	September 30, 2023
Ultra Oil & Gas	0.75	0.10	61,590	—	—	0.95	September 30, 2023
Ultra QQQ	0.75	0.10	582,518	—	—	0.95	September 30, 2023
Ultra Real Estate	0.75	0.10	57,239	—	—	0.95	September 30, 2023
Ultra Russell2000	0.75	0.10	146,998	—	—	0.95	September 30, 2023
Ultra S&P500®	0.75	0.10	—	—	—	0.95	September 30, 2023
Ultra Semiconductors	0.75	0.10	78,120	—	—	0.95	September 30, 2023
Ultra SmallCap600	0.75	0.10	80,418	—	—	0.95	September 30, 2023
Ultra Technology	0.75	0.10	63,474	—	—	0.95	September 30, 2023
Ultra Telecommunications	0.75	0.10	6,680	891	47,519	0.95	September 30, 2023
Ultra Utilities	0.75	0.10	53,334	—	—	0.95	September 30, 2023
UltraPro Dow30SM	0.75	0.10	24,048	—	—	0.95	September 30, 2023
UltraPro MidCap400	0.75	0.10	85,914	—	—	0.95	September 30, 2023
UltraPro QQQ	0.75	0.10	5,917,987	—	—	0.95	September 30, 2023
UltraPro Russell2000	0.75	0.10	135,496	—	—	0.95	September 30, 2023
UltraPro S&P500®	0.75	0.10	—	—	—	0.95	September 30, 2023
UltraPro Short 20+ Year Treasury	0.75	0.10	—	—	—	0.95	September 30, 2023
UltraPro Short Dow30SM	0.75	0.10	14,593	—	—	0.95	September 30, 2023
UltraPro Short MidCap400	0.75	0.10	34,774	—	—	0.95	September 30, 2023
UltraPro Short QQQ	0.75	0.10	755,478	—	—	0.95	September 30, 2023
UltraPro Short Russell2000	0.75	0.10	82,606	—	—	0.95	September 30, 2023
UltraPro Short S&P500®	0.75	0.10	—	—	—	0.95	September 30, 2023

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2022 (UNAUDITED) :: 299

Fund	Investment Advisory Fee Rate*	Management Services Fee Rate	Advisory Fees Waived	Management Services Fees Waived	Expense Reimbursements	Expense Limitation	Expense Limitation Effective Through
UltraShort 7-10 Year Treasury	0.75%	0.10%	$17,099	—	—	0.95%	September 30, 2023
UltraShort 20+ Year Treasury	0.75	0.10	—	—	—	0.95	September 30, 2023
UltraShort Basic Materials	0.75	0.10	21,882	$2,918	$9,280	0.95	September 30, 2023
UltraShort Consumer Goods	0.75	0.10	12,671	1,690	21,440	0.95	September 30, 2023
UltraShort Consumer Services	0.75	0.10	22,417	2,989	9,670	0.95	September 30, 2023
UltraShort Dow30SM	0.75	0.10	37,205	—	—	0.95	September 30, 2023
UltraShort Financials	0.75	0.10	37,910	—	—	0.95	September 30, 2023
UltraShort FTSE China 50	0.75	0.10	44,593	—	—	0.95	September 30, 2023
UltraShort FTSE Europe	0.75	0.10	29,843	—	—	0.95	September 30, 2023
UltraShort Health Care	0.75	0.10	15,789	2,105	17,873	0.95	September 30, 2023
UltraShort Industrials	0.75	0.10	10,897	1,453	24,288	0.95	September 30, 2023
UltraShort MidCap400	0.75	0.10	11,417	1,522	23,132	0.95	September 30, 2023
UltraShort MSCI Brazil Capped	0.75	0.10	38,946	—	—	0.95	September 30, 2023
UltraShort MSCI EAFE	0.75	0.10	15,652	2,087	20,091	0.95	September 30, 2023
UltraShort MSCI Emerging Markets	0.75	0.10	38,040	—	—	0.95	September 30, 2023
UltraShort MSCI Japan	0.75	0.10	24,443	3,259	10,580	0.95	September 30, 2023
UltraShort Nasdaq Biotechnology	0.75	0.10	31,306	4,174	344	0.95	September 30, 2023
UltraShort Oil & Gas	0.75	0.10	33,449	—	—	0.95	September 30, 2023
UltraShort QQQ	0.75	0.10	153,570	—	—	0.95	September 30, 2023
UltraShort Real Estate	0.75	0.10	39,219	—	—	0.95	September 30, 2023
UltraShort Russell2000	0.75	0.10	76,203	—	—	0.95	September 30, 2023
UltraShort S&P500®	0.75	0.10	—	—	—	0.95	September 30, 2023
UltraShort Semiconductors	0.75	0.10	32,158	1,656	—	0.95	September 30, 2023
UltraShort SmallCap600	0.75	0.10	17,765	2,369	14,550	0.95	September 30, 2023
UltraShort Technology	0.75	0.10	34,796	—	—	0.95	September 30, 2023
UltraShort Utilities	0.75	0.10	12,717	1,696	19,639	0.95	September 30, 2023

*  In addition to the expense limitations disclosed above, the Advisor has entered into an Advisory Fee Waiver Agreement for each Fund that reduces the annualized advisory fee rate subject to the following breakpoints: 0.75% of the first $4.0 billion of average daily net assets of the Fund, 0.70% of the next $1.5 billion, 0.65% of the next $1.5 billion, 0.60% of the next $1.5 billion and 0.55% of average daily net assets of the Fund over $8.5 billion. To the extent that a Fund achieves an asset breakpoint, the Advisor will waive fees in order to match the corresponding reduction in the tiered advisory fee limit. Any such waivers are reflected as a component of "Expenses waived and/or reimbursed by Advisor" on the Statements of Operations, and are not subject to subsequent recoupment by the Advisor. During the period ended November 30, 2022, advisory fees of $4,626 were waived for Ultra QQQ pursuant to this agreement, resulting in a net advisory fee of 0.75%. During the period ended November 30, 2022, advisory fees of $5,917,987 were waived for UltraPro QQQ pursuant to this agreement, resulting in a net advisory fee of 0.65%. During the period ended November 30, 2022, advisory fees of $137,520 were waived for UltraPro Short QQQ pursuant to this agreement, resulting in a net advisory fee of 0.74%.

For each Fund, amounts waived or reimbursed by the Advisor may be recouped by the Advisor within five years of the end of the applicable contractual period to the extent that such recoupments would not cause a Fund's annualized operating expenses to exceed the lesser of (1) the expense limitation in effect at the time of waiver, and (2) the expense limitation in effect at the time of recoupment. Any amounts recouped by the Advisor during the period are reflected in the Statements of Operations as "Recoupment of prior expenses waived and/or reimbursed by Advisor". As of November 30, 2022, the amounts eligible for recoupment and the date of expiration are as follows:

	Expires September 30,						Total Amount Eligible for
Fund	2023	2024	2025	2026	2027	2028	Recoupment
Short 7-10 Year Treasury	$30,777	$68,439	$58,236	$39,494	$4,634	$9,742	$211,322
Short Dow30SM	56,819	58,253	81,443	71,179	—	14,694	282,388
Short Financials	56,880	67,106	66,465	67,738	63,344	12,844	334,377
Short FTSE China 50	64,014	72,170	73,907	69,478	89,557	13,874	383,000
Short High Yield	47,725	67,482	89,319	73,328	63,664	37,119	378,637
Short MidCap400	59,003	64,469	62,288	64,925	62,578	11,459	324,722
Short MSCI EAFE	50,861	65,323	67,005	77,986	70,867	13,169	345,211

300 :: NOVEMBER 30, 2022 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

	Expires September 30,						Total Amount Eligible for
Fund	2023	2024	2025	2026	2027	2028	Recoupment
Short MSCI Emerging Markets	$33,973	$67,720	$74,764	$73,663	$81,886	$28,968	$360,974
Short QQQ	217,677	289,992	356,298	296,075	403,339	214,738	1,778,119
Short Real Estate	60,323	68,486	68,631	72,237	63,254	12,163	345,094
Short Russell2000	199,443	188,717	278,667	231,769	181,302	82,809	1,162,707
Short SmallCap600	60,957	69,875	67,242	69,001	66,777	10,855	344,707
Ultra 7-10 Year Treasury	71,959	89,428	90,240	91,778	89,206	2,238	434,849
Ultra 20+ Year Treasury	72,748	92,526	88,560	86,760	78,895	—	419,489
Ultra Basic Materials	101,200	101,333	104,481	92,884	110,973	16,963	527,834
Ultra Consumer Goods	106,550	105,592	122,429	108,679	122,716	17,842	583,808
Ultra Consumer Services	110,784	103,519	125,868	117,859	106,903	15,809	580,742
Ultra Dow30SM	42,175	83,495	88,574	44,099	23,810	8,034	290,187
Ultra Financials	—	69,256	123,292	—	3,013	429	195,990
Ultra FTSE China 50	87,846	77,866	88,086	79,216	98,616	13,876	445,506
Ultra FTSE Europe	57,464	67,523	68,397	91,549	83,233	13,139	381,305
Ultra Health Care	119,750	135,285	131,973	94,412	121,233	20,896	623,549
Ultra High Yield	143,367	157,016	76,009	127,422	44,669	1,211	549,694
Ultra Industrials	117,943	101,797	124,278	143,038	104,318	17,596	608,970
Ultra MidCap400	98,454	149,145	129,159	153,030	85,292	11,687	626,767
Ultra MSCI Brazil Capped	57,780	68,922	68,903	73,357	94,920	14,560	378,442
Ultra MSCI EAFE	58,330	68,039	67,971	61,981	97,732	13,705	367,758
Ultra MSCI Emerging Markets	55,431	64,469	67,179	74,970	82,325	11,815	356,189
Ultra MSCI Japan	58,663	78,352	68,707	76,205	108,148	28,440	418,515
Ultra Nasdaq Biotechnology	357,572	348,301	239,152	310,901	235,559	27,419	1,518,904
Ultra Nasdaq Cloud Computing	—	—	—	40,946	84,500	15,867	141,313
Ultra Nasdaq Cybersecurity	—	—	—	38,521	61,997	—	100,518
Ultra Oil & Gas	107,939	128,798	139,377	103,663	92,512	20,241	592,530
Ultra QQQ	627,801	734,603	856,753	721,976	889,318	147,007	3,977,458
Ultra Real Estate	122,540	116,572	141,016	99,269	114,980	18,041	612,418
Ultra Russell2000	648,483	598,482	325,953	1,190,983	1,132,650	—	3,896,551
Ultra Semiconductors	96,820	104,479	116,117	78,674	89,232	32,034	517,356
Ultra SmallCap600	150,594	112,888	144,160	105,717	151,135	30,896	695,390
Ultra Technology	134,585	135,520	100,677	—	35,534	1,781	408,097
Ultra Telecommunications	91,919	108,608	107,921	108,243	111,291	18,397	546,379
Ultra Utilities	92,407	102,809	121,341	137,989	86,840	18,360	559,746
UltraPro Dow30SM	17,359	91,916	78,445	—	—	—	187,720
UltraPro MidCap400	135,605	112,696	132,762	108,219	208,021	21,895	719,198
UltraPro Russell2000	509,145	827,228	823,180	1,251,635	1,165,426	—	4,576,614
UltraPro Short 20+ Year Treasury	—	—	25,050	33,554	—	—	58,604
UltraPro Short Dow30SM	90,162	68,232	105,555	100,679	—	11,612	376,240
UltraPro Short MidCap400	65,192	72,678	70,658	73,860	71,947	12,271	366,606
UltraPro Short QQQ	290,662	465,759	788,628	705,136	750,180	335,770	3,336,135
UltraPro Short Russell2000	112,751	98,639	150,084	160,458	136,242	33,036	691,210
UltraShort 7-10 Year Treasury	—	38,595	53,252	46,329	27,548	7,855	173,579
UltraShort Basic Materials	63,073	70,451	71,277	68,121	69,860	11,547	354,329
UltraShort Consumer Goods	61,744	69,385	69,579	68,984	77,931	12,035	359,658
UltraShort Consumer Services	62,218	70,715	70,585	69,905	73,284	11,998	358,705
UltraShort Dow30SM	82,051	73,406	98,336	79,732	51,568	16,465	401,558
UltraShort Financials	61,995	69,597	74,558	71,867	68,883	14,822	361,722
UltraShort FTSE China 50	76,673	84,460	90,775	74,667	96,597	15,955	439,127

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2022 (UNAUDITED) :: 301

	Expires September 30,						Total Amount Eligible for
Fund	2023	2024	2025	2026	2027	2028	Recoupment
UltraShort FTSE Europe	$55,794	$66,712	$68,772	$66,885	$79,728	$14,558	$352,449
UltraShort Health Care	61,997	68,922	69,051	68,004	77,760	12,132	357,866
UltraShort Industrials	61,531	69,529	70,135	68,882	79,531	12,472	362,080
UltraShort MidCap400	64,164	72,713	72,300	72,191	73,814	12,210	367,392
UltraShort MSCI Brazil Capped	54,325	62,330	63,948	70,621	96,983	12,757	360,964
UltraShort MSCI EAFE	61,180	69,545	70,471	68,132	89,336	12,094	370,758
UltraShort MSCI Emerging Markets	59,291	67,152	69,292	69,189	88,250	13,259	366,433
UltraShort MSCI Japan	60,345	68,640	68,361	68,340	89,339	12,802	367,827
UltraShort Nasdaq Biotechnology	67,576	73,296	73,070	67,920	74,186	12,079	368,127
UltraShort Oil & Gas	57,364	67,750	67,234	64,443	72,145	13,120	342,056
UltraShort QQQ	213,623	230,252	263,220	185,861	218,077	69,537	1,180,570
UltraShort Real Estate	68,322	81,940	87,665	74,474	71,701	17,363	401,465
UltraShort Russell2000	127,910	115,973	148,967	123,449	117,432	29,966	663,697
UltraShort Semiconductors	62,679	70,672	72,127	69,723	68,978	11,459	355,638
UltraShort SmallCap600	62,947	70,540	69,711	71,020	70,968	11,883	357,069
UltraShort Technology	62,504	71,058	72,086	68,752	73,598	12,155	360,153
UltraShort Utilities	60,800	68,277	69,238	67,517	69,824	11,280	346,936

Employees of the Advisor serve in the roles of Interested Trustee, President, Chief Legal Officer and Secretary of the Trust. These individuals receive no compensation directly from the Trust. Another employee of the Advisor serves as Chief Compliance Officer and Anti-Money Laundering Officer. This individual's related compensation, along with the compensation of staff who administer the Funds' compliance program, and certain other expenses are reimbursed to the Advisor by the Funds and are reflected on the Statements of Operations as "Compliance services fees".

5. Administration Fees

JPMorgan Chase Bank, N.A. acts as the Trust's administrator (the "Administrator"). The Administrator provides certain administrative services to the Funds, including fund accounting, fund administration and certain compliance services, pursuant to a Fund Services Agreement. For these services, each Fund shall pay the Administrator monthly, a fee accrued daily and based on average net assets. Each Fund may also reimburse the Administrator for such out-of-pocket expenses as incurred by the Administrator in the performance of its duties. Such fees are reflected on the Statements of Operations as "Administration Fees". Certain employees of the Administrator are also officers of the Trust.

6. Custodian Fees

JPMorgan Chase Bank, N.A. acts as custodian for the Funds in accordance with a Custody Agreement. The custodian holds cash, securities and other assets of the Funds as required by the 1940 Act. Custodian fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses. Such fees are reflected on the Statements of Operations as "Custodian Fees".

7. Listing, Data and Related Fees

The Funds may incur costs relating to their initial and ongoing listing on an exchange and for the calculation and dissemination of Indicative Optimized Portfolio Values (IOPVs). Additionally, a Fund may enter into a license agreement for the right to use an Index and the related Trade Mark(s) and to receive data related to the index from the index provider. The portion of such costs attributed to each Fund is reflected on the Statements of Operations as "Listing, Data and related fees".

8. Trustees Fees

The Trust, together with other affiliated trusts, pay each Independent Trustee an aggregate fee consisting of a $325,000 annual retainer (paid in quarterly increments) for services provided as a Board member. Such fees are allocated between the Funds and other affiliated funds. Each Fund's share of these fees, together with reimbursable expenses of the Trustees, is reflected on the Statements of Operations as "Trustees Fees".

9. Distribution and Service Plan

SEI Investments Distribution Co. serves as the Funds' distributor. The Trust has adopted a Distribution and Service (12b-1) Plan pursuant to which each Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. No 12b-1 fees are currently paid by the Funds, and there are currently no plans to impose these fees.

302 :: NOVEMBER 30, 2022 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

10. Issuance and Redemption of Fund Shares

Each Fund issues and redeems its shares only to Authorized Participants (typically broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash), in large blocks known as Creation Units, each of which is comprised of a specified number of shares.

To the extent the Funds permit the contribution of securities in exchange for the purchase of shares (contribution in-kind), shares may be issued in advance of receipt by the Fund of all or a portion of the applicable Deposit Securities. In these circumstances, the Fund may require the Authorized Participant to maintain with the Trust an amount up to 115% and/or 125% of the daily mark-to-market value of the missing Deposit Securities.

Retail investors may only purchase and sell Fund shares on a national securities exchange through a broker-dealer and such transactions may be subject to customary commission rates imposed by the broker-dealer.

Authorized Participants may pay transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Transaction fees related to unsettled Creation Unit transactions are included in the receivable for capital shares issued on the Statements of Assets and Liabilities. None of the Funds had any transaction fees for the period ended November 30, 2022 or the year ended May 31, 2022.

11. Investment Transactions

For the period ended November 30, 2022, the cost of securities purchased and proceeds from sales of securities (U.S. government securities for ProShares Ultra 7-10 Year Treasury and ProShares Ultra 20+ Year Treasury), excluding short-term securities, derivatives and in-kind transactions, were:

Fund	Purchases	Sales
Ultra Basic Materials	$538,988	$1,539,661
Ultra Consumer Goods	2,140,787	636,421
Ultra Consumer Services	187,371	1,791,438
Ultra Dow30SM	125,041,680	32,030,524
Ultra Financials	87,979,096	56,172,584
Ultra Health Care	4,946,924	12,054,239
Ultra Industrials	4,151,362	2,493,602
Ultra MidCap400	33,339,657	38,316,019
Ultra MSCI Japan	2,509,826	2,527,604
Ultra Nasdaq Biotechnology	13,875,289	8,982,266
Ultra Nasdaq Cloud Computing	482,602	975,056
Ultra Nasdaq Cybersecurity	—	204,203
Ultra Oil & Gas	55,442,516	5,679,843
Ultra QQQ	802,221,929	563,766,619
Ultra Real Estate	2,511,328	15,981,949
Ultra Russell2000	65,023,580	39,615,788
Ultra S&P500®	565,197,314	328,402,797
Ultra Semiconductors	75,152,980	58,938,875
Ultra SmallCap600	4,764,544	6,903,699
Ultra Technology	58,251,578	115,724,365
Ultra Telecommunications	135,688	264,943
Ultra Utilities	106,891	4,095,516
UltraPro Dow30SM	349,895,447	180,144,818
UltraPro MidCap400	12,103,927	14,579,497
UltraPro QQQ	6,788,809,475	9,003,360,524
UltraPro Russell2000	90,380,903	86,687,131
UltraPro S&P500®	569,958,552	559,855,731

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2022 (UNAUDITED) :: 303

12. In-Kind Transactions

During the period presented in this report, certain Funds delivered portfolio securities in exchange for the redemption of shares (redemption-in-kind). Cash and securities were transferred for redemptions at fair value. For financial reporting purposes, the Funds recorded net realized gains and losses in connection with each transaction.

For the period ended November 30, 2022, the fair value of the securities transferred for redemptions, and the net realized gains (losses) recorded in connection with the transactions were as follows:

Fund	Fair Value	Net Realized Gains (Losses)
Ultra Basic Materials	$7,541,289	$(447,083)
Ultra Consumer Goods	1,430,837	(137,575)
Ultra Consumer Services	1,401,629	(403,556)
Ultra Dow30SM	90,586,864	687,930
Ultra Financials	31,519,268	(2,781,066)
Ultra Health Care	25,165,262	(1,414,515)
Ultra Industrials	2,226,906	(123,394)
Ultra Nasdaq Biotechnology	9,988,333	(957,877)
Ultra Nasdaq Cloud Computing	954,996	120,849
Ultra Oil & Gas	56,855,896	16,970,457
Ultra QQQ	1,233,739,340	(41,419,829)
Ultra Real Estate	5,202,265	(96,406)
Ultra Russell2000	23,685,023	(4,542,536)
Ultra S&P500®	1,662,732,064	(89,192,829)
Ultra Semiconductors	50,552,057	(3,955,292)
Ultra SmallCap600	2,605,680	427,191
Ultra Technology	99,711,199	(9,992,847)
UltraPro Dow30SM	368,283,278	16,306,898
UltraPro MidCap400	2,351,606	(121,231)
UltraPro QQQ	9,230,943,920	463,446,713
UltraPro Russell2000	23,502,465	1,651,465
UltraPro S&P500®	1,447,900,946	57,650,747

In addition, during the period, certain Funds received securities in exchange for subscriptions of shares (subscriptions-in-kind). For the period ended November 30, 2022, the fair value of the securities received for subscriptions were as follows:

Fund	Fair Value
Ultra Basic Materials	$682,607
Ultra Health Care	13,675,954
Ultra Industrials	1,060,413
Ultra MidCap400	2,245,009
Ultra Nasdaq Biotechnology	5,398,225
Ultra Nasdaq Cloud Computing	1,492,086
Ultra Oil & Gas	20,675,579
Ultra QQQ	681,505,976
Ultra S&P500®	1,029,853,356
Ultra Semiconductors	26,687,419
Ultra SmallCap600	2,543,871
Ultra Technology	8,619,877
Ultra Telecommunications	805,994
UltraPro Dow30SM	237,350,586
UltraPro MidCap400	4,595,528
UltraPro QQQ	8,113,738,739
UltraPro S&P500®	1,235,777,876

304 :: NOVEMBER 30, 2022 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

13. Risk

Some risks apply to all Funds, while others are specific to the investment strategy of certain Funds. Each Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Funds.

•  Risks Associated with the Use of Derivatives

Certain Funds obtain investment exposure through derivatives (including investing in futures contracts, options on futures contracts, securities and indexes, forward contracts, swap agreements and similar instruments). Investing in derivatives may be considered aggressive and may expose a Fund to risks different from, or possibly greater than, the risks associated with investing directly in securities underlying the derivative, including: 1) the risk that there may be imperfect correlation between the price of financial instruments and movements in the prices of the underlying reference asset(s); 2) the risk that an instrument is mispriced; 3) credit or counterparty risk on the amount each Fund expects to receive from a counterparty; 4) the risk that securities prices, interest rates and currency markets will move adversely and a Fund will incur significant losses; 5) the risk that the cost of holding a financial instrument might exceed its total return; and 6) the possible absence of a liquid secondary market for a particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to adjust a Fund's position in a particular instrument when desired. The occurrence of any of these factors may prevent the Fund from achieving its investment objective. Because derivatives often require limited initial investment, the use of derivatives also may expose the Fund to losses in excess of those amounts initially invested.

Certain Funds may use a combination of swaps on an underlying index or swaps on an ETF that is designed to track the performance of that index. The performance of an ETF may not track the performance of its underlying index due to embedded costs and other factors. Thus, to the extent a Fund invests in swaps that use an ETF as the reference asset, that Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its index as it would if the Fund used only swaps on the underlying index.

Moreover, with respect to the use of swap agreements, if an index has a dramatic intraday move that causes a material decline in a Fund's net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's investment objective. This, in turn, may prevent the Fund from achieving its investment objective, even if the Index reverses all or a portion of its intraday move by the end of the day. Any costs associated with using derivatives will also have the effect of lowering the Fund's return.

•  Leverage Risk

Certain Funds utilize leverage (i.e., obtain investment exposure in excess of their assets) in seeking to achieve their investment objective and will lose more money in market environments adverse to their daily objective than similar funds that do not employ leverage.

Because the Funds that utilize leverage include either a -3x or 3x multiplier or a -2x or 2x multiplier, a single day adverse price movement approaching 33% or 50%, respectively, in a relevant benchmark, could result in the total loss of an investor's investment.

•  Concentration Risk

Certain Funds may typically concentrate their investments in issuers of one or more particular industries to the same extent that their underlying indexes are so concentrated and to the extent permitted by applicable regulatory guidance. There is a risk that those issuers (or industry sectors) will perform poorly and negatively impact a Fund. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that a Fund will be more susceptible to the risks associated with that industry than a Fund that does not concentrate its investments.

•  Correlation Risk

There is no guarantee that a Fund will achieve a high degree of correlation with its index or a multiple or inverse thereof. Failure to achieve a high degree of correlation may prevent a Fund from achieving its investment objective. The percentage change of the Fund's NAV each day may differ, perhaps significantly in amount, and possibly even direction, from the percentage change of the Fund's index on such day. A number of other factors may adversely affect a Fund's correlation with its index, including material over- or under-exposure, fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, infrequent trading in the securities underlying its index, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a Fund invests. While each Fund generally attempts to track the performance of the Index by investing all, or substantially all, of its assets in the securities that make up the Index in approximately the same proportion as their weighting in the Index, at times a Fund may not have investment exposure to all securities in its index, or, with respect to equity funds, its weighting of investment exposure to such securities, financial investments or industries may be different from that of the index. In addition, a Fund may invest in securities or financial investments not included in the index or in financial instruments. Each Fund may take or refrain from taking positions in order to improve tax efficiency or comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund's correlation with its

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2022 (UNAUDITED) :: 305

index. A Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or underexposed to its index and may be impacted by index reconstitutions and index rebalancing events. Additionally, a Fund's underlying investments may trade on markets that may or may not be open on the same day as the Fund. Furthermore, a Fund's currency holdings may be valued at a different time than the level of its index. In addition, the Funds with a foreign currency hedging strategy may also be unable to perfectly match the Index and will introduce additional costs, both sources of additional correlation risk. Any of these factors could decrease correlation between the performance of a Fund and the index and may hinder a Fund's ability to meet its investment objective.

•  Counterparty Risk

A Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments or otherwise meet its contractual obligations) with respect to the amount the Fund expects to receive from counterparties to financial instruments (including derivatives and repurchase agreements) entered into by the Fund. A Fund generally structures the agreements such that either party can terminate the contract without penalty prior to the termination date. If a counterparty terminates a contract, a Fund may not be able to invest in other derivatives to achieve the desired exposure, or achieving such exposure may be more expensive. A Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations under such an agreement.

At November 30, 2022, the ProShares Short FTSE China 50, ProShares Short Russell2000, ProShares Ultra FTSE China 50, ProShares Ultra FTSE Europe, ProShares Ultra MSCI EAFE, ProShares Ultra MSCI Emerging Markets, ProShares UltraPro Short 20+ Year Treasury, ProShares UltraPro Short QQQ, ProShares UltraPro Short Russell2000, ProShares UltraShort 7-10 Year Treasury, ProShares UltraShort Consumer Services, ProShares UltraShort FTSE China 50, ProShares UltraShort Industrials, ProShares UltraShort MidCap400, ProShares UltraShort MSCI Emerging Markets, ProShares UltraShort Nasdaq Biotechnology, ProShares UltraShort QQQ, ProShares UltraShort Russell2000, ProShares UltraShort S&P500®, ProShares UltraShort Semiconductors and ProShares UltraShort Technology Funds had net unrealized appreciation on swaps with a single counterparty which exceeded 5% of each Fund's net assets.

•  Geographic Concentration Risk

Certain Funds that focus their investments in companies economically tied to particular foreign countries or geographic regions may be particularly susceptible to political, social, economic or regulatory events affecting those countries or regions. The performance of such Funds may be more volatile than a more geographically diversified fund.

•  Foreign Currency Risk

Certain Funds may seek leveraged, inverse, or inverse leveraged exposure to investments denominated in foreign currencies. Investments denominated in foreign currencies are exposed to more risk than those investments denominated in U.S. dollars. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign currency losses could offset or exceed any potential gains, or add to losses, in the related investments. Regulatory fees or higher custody fees maybe imposed on foreign currency holdings.

•  Inflation Risk

Inflation risk is the risk that the value of assets or income from a Fund's investments will be worth less in the future as inflation decreases the value of payments at future dates. As inflation increases, the real value of a Fund's portfolio could decline. Inflation rates may change frequently and drastically as a result of various factors and the Fund's investments may not keep pace with inflation, which may result in losses to Fund investors or adversely affect the real value of shareholders' investments in a Fund. Inflation has recently increased and it cannot be predicted whether it may decline.

•  Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities and/or financial instruments in which a Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Advisor. Markets for the securities and/or financial instruments in which a Fund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. These situations may prevent a Fund from limiting losses, realizing gains or achieving a high correlation with its index.

•  Debt Instrument Risk

Certain Funds invest in, or seek leveraged, inverse, or inverse leveraged exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates and other factors. In addition, changes in the credit quality of the issuer of a debt instrument (including a default) can also affect the price of a debt instrument, as can an issuer's default on its payment obligations. These factors may cause the value of an investment in a Fund to change.

306 :: NOVEMBER 30, 2022 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

•  Natural Disaster/Epidemic Risk

Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics (for example, the novel coronavirus COVID-19), have been and can be highly disruptive to economies and markets and have recently led, and may continue to lead, to increased market volatility and significant market losses. Such natural disaster and health crises could exacerbate political, social, and economic risks, and result in significant breakdowns, delays, shutdowns, social isolation, and other disruptions to important global, local and regional supply chains affected, with potential corresponding results on the operating performance of the Funds and their investments. A climate of uncertainty and panic, including the contagion of infectious viruses or diseases, may adversely affect global, regional, and local economies and reduce the availability of potential investment opportunities, and increases the difficulty of performing due diligence and modeling market conditions, potentially reducing the accuracy of financial projections. Under these circumstances, the Fund may have difficulty achieving its investment objectives which may adversely impact Fund performance. Further, such events can be highly disruptive to economies and markets, significantly disrupt the operations of individual companies (including, but not limited to, the Fund's investment advisor, third party service providers and counterparties), sectors, industries, markets, securities and commodity exchanges, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds' investments. These factors can cause substantial market volatility, exchange trading suspensions and closures, changes in the availability of and the margin requirements for certain instruments, and can impact the ability of the Fund to complete redemptions and otherwise affect Fund performance and Fund trading in the secondary market. A widespread crisis would also affect the global economy in ways that cannot necessarily be foreseen. How long such events will last and whether they will continue or recur cannot be predicted. Impacts from these could have a significant impact on a Fund's performance, resulting in losses to your investment.

•  Risk that Current Assumptions and Expectations Could Become Outdated as a Result of Global Economic Shock

The onset of the novel coronavirus (COVID-19) has caused significant shocks to global financial markets and economies, with many governments taking extreme actions to slow and contain the spread of COVID-19 (including any variants). These actions have had, and likely will continue to have, a severe economic impact on global economies as economic activity in some instances has essentially ceased. The global economic shocks being experienced as of the date hereof may cause the underlying assumptions and expectations of a Fund to quickly become outdated or inaccurate, resulting in significant losses. Additionally, other public health issues, war, military conflicts, sanctions, acts of terrorism, sustained elevated inflation, supply chain issues or other events could have a significant negative impact on global financial markets and economies. Russia's recent military incursions in Ukraine have led to, and may lead to additional sanctions being levied by the United States, European Union and other countries against Russia. Russia's military incursion and the resulting sanctions could adversely affect global energy and financial markets and thus could affect the value of a Fund's investments, even beyond any direct exposure a Fund may have to the region or to adjoining geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict, but could have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas. How long such tensions and related events will last cannot be predicted. These tensions and any related events could have significant impact on a Fund performance and the value of an investment in a Fund.

•  Risks of Government Regulation

The Financial Industry Regulatory Authority ("FINRA") issued a notice on March 8, 2022 seeking comment on measures that could prevent or restrict investors from buying a broad range of public securities designated as "complex products" — which could include the leveraged and inverse funds offered by ProShare Advisors. The ultimate impact, if any, of these measures remains unclear. However, if regulations are adopted, they could, among other things, prevent or restrict investors' ability to buy the funds.

14. Indemnifications

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of general indemnifications. The Trust's maximum exposure under these arrangements cannot be known; however, the Trust expects risk of significant loss to be remote.

15. Transactions with Lehman Brothers Holdings, Inc.

On September 15, 2008, Lehman Brothers Holdings, Inc. filed a petition for Chapter 11 bankruptcy. Prior thereto, the Funds transacted business with subsidiaries of Lehman (together with Lehman Brothers Holdings, Inc., "Lehman") whereby Lehman acted as a counterparty to certain derivative transactions and as a broker-dealer for certain investment transactions. All derivative and brokerage transactions with Lehman were terminated and executed, respectively, prior to September 15, 2008, but certain settlement payments related to such transactions were not due to be made until on or after September 15. Settlement of these transactions has been delayed due to Lehman's bankruptcy proceedings.

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2022 (UNAUDITED) :: 307

To the extent that Lehman, the Securities Investor Protection Corporation ("SIPC") and/or any clearing agency (the "Potential Paying Parties") fail to pay the Funds in connection with the settlement of such transactions, the Advisor has agreed to reimburse the Funds for any such losses. Specifically, the Receivables Agreement among the Advisor, ProFund Advisors LLC (an investment adviser affiliated with the Advisor), ProFunds Trust, and the Trust (collectively, the "PF Trusts") (each affiliated and under common controls with the other PF Trusts) provides that the investment adviser to specified funds of the PF Trusts will contribute cash to any such fund, equal to the amounts owed to the fund from Lehman for brokerage transactions and/or written over-the-counter derivatives agreements as of September 15, 2008 (the "Lehman Obligations"). The Receivable Agreement will not terminate until all Lehman Obligations are paid. Payments under the Receivable Agreement are triggered if any specified fund of a PF Trust does not recover the full amounts owed to it by Lehman following conclusion of all bankruptcy, liquidation and SIPC proceedings relating to Lehman. Management has determined that the Advisor has a sufficient financial ability to cover any shortfall in payments from the Potential Paying Parties, including the full amount of such outstanding balances if necessary. Accordingly, no loss is expected to be realized by the Funds. The outstanding swap agreement and brokerage transaction balances due from Lehman are included in "Due from (to) counterparty" and "Receivable for investments sold", respectively, on the Statements of Assets and Liabilities.

16. Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact, for purposes of recognition or disclosure in the financial statements, through the date the report was issued.

After the close of business on March 17, 2023, the following Fund name and Index changes will take place:

Old Fund Name	New Fund Name	New Index Name
ProShares Ultra Basic Materials	ProShares Ultra Materials	S&P Materials Select Sector Index
ProShares UltraShort Basic Materials	ProShares UltraShort Materials	S&P Materials Select Sector Index
ProShares Ultra Consumer Goods	ProShares Ultra Consumer Staples	S&P Consumer Staples Select Sector Index
ProShares UltraShort Consumer Goods	ProShares UltraShort Consumer Staples	S&P Consumer Staples Select Sector Index
ProShares Ultra Consumer Services	ProShares Ultra Consumer Discretionary	S&P Consumer Discretionary Select Sector Index
ProShares UltraShort Consumer Services	ProShares UltraShort Consumer Discretionary	S&P Consumer Discretionary Select Sector Index
ProShares Ultra Oil & Gas	ProShares Ultra Energy	S&P Energy Select Sector Index
ProShares UltraShort Oil & Gas	ProShares UltraShort Energy	S&P Energy Select Sector Index
ProShares Ultra Telecommunications	ProShares Ultra Communication Services	S&P Communication Services Select Sector Index

In addition, after the close of business on March 17, 2023, the following Funds will have Index changes:

Fund Name	New Index Name
ProShares Short Financials	S&P Financial Select Sector Index
ProShares Ultra Financials	S&P Financial Select Sector Index
ProShares Ultra Short Financials	S&P Financial Select Sector Index
ProShares Ultra Health Care	S&P Health Care Select Sector Index
ProShares UltraShort Health Care	S&P Health Care Select Sector Index
ProShares Ultra Industrials	S&P Industrials Select Sector Index
ProShares UltraShort Industrials	S&P Industrials Select Sector Index
ProShares Short Real Estate	S&P Real Estate Select Sector index
ProShares Ultra Real Estate	S&P Real Estate Select Sector index
ProShares UltraShort Real Estate	S&P Real Estate Select Sector index
ProShares Ultra Technology	S&P Technology Select Sector Index
ProShares UltraShort Technology	S&P Technology Select Sector Index
ProShares Ultra Utilities	S&P Utilities Select Sector Index
ProShares UltraShort Utilities	S&P Utilities Select Sector Index

308 :: NOVEMBER 30, 2022 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

Liquidity Risk Management Program

ProShares Trust (the "Trust") has implemented a liquidity risk management program ("Liquidity Program") to identify illiquid investments pursuant to Rule 22e-4 of the Investment Company Act of 1940, as amended. The Board of Trustees of the Trust ("the Board") has approved the designation of ProShare Advisors LLC (the "Program Administrator") to administer the Trust's Liquidity Program, subject to the oversight of the Board.

On September 12-13, 2022, during a meeting of the Board, the Chief Compliance Officer of the Trust provided to the Board the annual report on the Trust's Liquidity Program (the "Annual Liquidity Report"). The Annual Liquidity Report, which covered the period from July 1, 2021 through June 30, 2022, addressed the operation of the Trust's Liquidity Program and assessed the adequacy and effectiveness of the Liquidity Program's implementation. The Annual Liquidity Report affirmed that the Program Administrator believes that: (1) the Liquidity Program continues to be reasonably designed to effectively assess and manage each Fund's liquidity risk; (2) each Fund's liquidity risk continues to be appropriate in light of the Fund's investment objective and strategies and each Fund's investment strategies continue to be appropriate for an open-end management investment company; and (3) the Liquidity Program has been adequately and effectively implemented with respect to each Fund during the reporting period. The Annual Liquidity Report also affirmed that there have been no material changes to the Liquidity Program since its initial approval and that no material changes were being recommended at that time.

PROSHARES TRUST LIQUIDITY RISK MANAGEMENT PROGRAM :: 309

At a meeting held on September 12-13, 2022, the Board of Trustees (the "Board") of ProShares Trust (the "Trust") considered the renewal of the Investment Advisory Agreement (the "Advisory Agreement") and the Investment Advisory and Management Agreement (the "Unitary Fee Agreement") (collectively, the "Advisory Agreements"), each for certain series of ProShares Trust (the "Trust"), between the Trust and ProShare Advisors LLC (the "Advisor"), on behalf of each of its operational series (the "Funds"). Certain Funds are designed to track, before fees and expenses, the performance of an underlying index (each a "Matching Fund" and, collectively, the "Matching Funds"). Certain other Funds are actively managed and are designed to meet a specified investment objective (each an "Active Fund" and, collectively, the "Active Funds"). All other Funds are "geared" funds (each, a "Geared Fund" and, collectively, the "Geared Funds") that are designed to seek daily investment results, before fees and expenses, that correspond to a multiple (i.e., 3x or 2x), the inverse (i.e., -1x) or an inverse multiple (i.e., -3x or -2x) of the return of an underlying index for a single day.

The Board did not identify any particular information that was most relevant to its consideration to approve the continuation of the Advisory Agreements and each Trustee may have afforded different weight to the various factors.

The Board received a memorandum from independent legal counsel to the Independent Trustees regarding the Board's responsibilities under state and federal law with respect to the Board's consideration of the renewal or approval of investment advisory agreements. The Independent Trustees were advised by their independent legal counsel throughout the process, including about the legal standards applicable to their review.

In response to a request from Independent Legal Counsel on behalf of the Independent Trustees, the Advisor provided information for the Board to consider relating to the continuation of the Advisory Agreements, including information that addressed, among other things:

(i)  the nature, extent and quality of the services that were provided or proposed to be provided by the Advisor;

(ii)  the costs of the services to be provided and the profits realized by the Advisor;

(iii)  the investment performance of the Funds and the Advisor;

(iv)  the extent to which economies of scale might be realized as the Funds grow and whether fee levels reflect economies of scale, if any, for the benefit of Fund shareholders; and

(v)  other benefits to the Advisor and/or its affiliates from the relationship to the Funds.

It was noted that the Independent Trustees requested, and received, information from the Advisor concerning the Funds. In response to the request from the Independent Trustees, the Advisor provided information and reports relevant to the continuation of the Advisory Agreements, including, among other things:

•  information about the advisory services that were being provided by the Advisor with respect to the Funds;

•  the Advisor's Form ADV;

•  biographies of the employees of the Advisor who are primarily responsible for providing investment advisory services to the Funds;

•  information regarding each component of the contractual fee rates and actual fee rates for the prior fiscal year;

•  information regarding advisory fees earned versus advisory fees waived for previous periods;

•  performance information for prior periods;

•  comparative industry fee data;

•  information about fees and other amounts that were received by the Advisor and its affiliates for non-advisory services with respect to the Funds;

•  information regarding the Advisor's trade allocation and best execution policies and procedures;

•  information about the financial condition of the Advisor;

•  information regarding how the Advisor monitors each Fund's compliance with regulatory requirements and Trust procedures; and

•  the Advisor's reputation, expertise and resources.

The Independent Trustees retained the services of an independent consultant to assist in selecting a universe of peer group funds for each Fund (the "Peer Group") with similar investment strategies, as well as to help them in evaluating information with respect to certain aspects of their review, including the reasonableness of fees paid by the Funds. The Board evaluated all information available to it on a Fund-by-Fund basis, and their determinations were made separately with respect to each Fund.

In addition to the information provided and discussions that occurred at the meeting at which the Board took action regarding the renewal of the Advisory Agreements, the Board also considered information they received throughout the year as part of their regular oversight of the Funds.

Nature, Extent and Quality of the Advisor's Services

The Board reviewed the nature, extent and quality of the investment advisory services performed by the Advisor with respect to the Funds. The Board noted there were expected to be no significant differences between the scope of services provided by the Advisor in the past year and

310 :: BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT PROSHARES TRUST

those to be provided in the upcoming year. The Board focused on the quality of the personnel and operations at the Advisor and the systems and processes required to manage the Funds effectively. In particular, the Board considered the following:

•  the investment objective of each Fund, the Advisor's description of the skills needed to manage each Fund and the Advisor's success in achieving the investment objectives of each Fund;

•  the unique features of the Funds, including the unique asset classes and investment strategies of certain Funds, as well as the employment of optimization/sampling techniques necessary to manage certain Funds and develop creation and redemption baskets for certain Funds, and the actively managed strategies utilized by certain Funds;

•  with respect to the Geared Funds, the fact that to maintain exposure consistent with each Geared Fund's daily investment objective, each Geared Fund needs to be rebalanced each day, an activity not typical of traditional ETFs or index funds;

•  the size and experience of the Advisor's portfolio staff and the Advisor's ability to recruit, train and retain personnel with relevant experience and the specific expertise necessary to manage the Funds;

•  the structure of the portfolio staff compensation program and the incentives it is intended to provide;

•  the collateral, credit and cash management functions at the Advisor and the enhancements made in these areas;

•  the Advisor's development of investment strategies, including those involving the use of complex financial instruments and processes that maximize the Funds' ability to meet their stated investment objectives and minimize counterparty risk;

•  the Advisor's ability to monitor compliance with the Securities and Exchange Commission's liquidity rule, derivatives rule and valuation requirements, among other applicable regulatory requirements;

•  for certain Bitcoin-linked ETFs, the Advisor's familiarity with digital assets and Bitcoin in particular, as well as processes related to assessing risk and liquidity with respect to investments in Bitcoin futures, the Advisor's familiarity with the market for Bitcoin futures and its ability to manage the ETFs and obtain appropriate exposure in that market, the appropriateness of investing in Bitcoin-related instruments by the ETFs as exchange traded funds and the potential benefits of a futures-based approach;

•  a significant investment in personnel and state-of-the-art technology that the Advisor has made over the course of several years and, recently, instituting certain technological upgrades that would generally improve capacity as well as technological upgrades that have continued to contribute to successful remote working conditions during the COVID-19 pandemic;

•  information regarding allocation of Fund brokerage and the selection of counterparties for Fund portfolio transactions, as well as the Advisor's ability to negotiate generally favorable terms with swap counterparties on behalf of various Funds; and

•  the Advisor's ability to manage the Funds in a tax efficient manner, which is more challenging for Geared ETFs and Bitcoin-linked ETFs than for traditional ETFs.

The Board considered that the Advisor oversees the operations of the Funds and provides compliance services to the Funds. The Board also reviewed the Advisor's compliance program, including specific activities associated with the Funds. The Board discussed the compliance program with the Funds' Chief Compliance Officer (the "CCO"). The Board and the CCO discussed the CCO's evaluation of the operation of the Advisor's compliance program and efforts with respect to the Funds, changes made to the Advisor's compliance program since the CCO's last annual report to the Board, and whether the CCO believed additional enhancements to the compliance program were warranted. The Board discussed compliance issues reported to the Board during the prior years and the remediation of such issues. The Board discussed key risk areas identified by the CCO and how such risks are addressed by the compliance program.

Based upon its review, the Board, including all of the Independent Trustees, concluded that (i) the investment advisory services provided by the Advisor with respect to each Fund were of high quality, (ii) the Advisor achieved the investment goals of the Funds, (iii) the Advisor's services benefited the Funds' shareholders, particularly in light of the nature of the Funds and the services required to support each such Fund and (iv) it was generally satisfied with the nature, quality and extent of services provided by the Advisor to the Funds.

Comparison of Services and Fees

The Advisor presented information about the fairness and reasonableness of the investment advisory fees payable to the Advisor in light of the investment advisory services provided to the Funds at the expense of the Advisor, the costs of these services and the comparability to the fees paid by other investment companies, including ETFs, and in certain cases mutual funds, offering strategies similar in nature and extent to the Funds. The Board discussed the methodology used to prepare the comparative fee data for each Fund and the potential limitations of such data. The Board discussed the difficulty in compiling the comparative data and Peer Group information because, by design, many of the Funds are unique, because they are geared funds or because they are based on "thematic" strategies or newer indices, and few, if any, funds offering substantially similar investment objectives and strategies exist. The Board considered the Advisor's representation that it found the Peer Group compiled by the independent consultant to be appropriate but acknowledged the existence of certain differences between certain Funds and their peers that limited the usefulness of comparisons. The Board noted that the methodology used to compile the Peer Group and comparative data was identical to that used in prior years. Notwithstanding the challenge associated with Peer Group and data compilation, the Board found the comparative information it received to be useful in its evaluation of the reasonableness of the Advisor's fees. The Advisor presented information about the significant drivers of cost and also examined the costs to investors to achieve the objectives of the Funds on their own and noted that it would be more expensive or impractical to do so.

PROSHARES TRUST BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT :: 311

The Board also considered the fee waiver and/or expense reimbursement arrangements currently in place for each Fund covered under the Advisory Agreement and the net advisory fees paid by each such Fund after taking waivers and reimbursements into account.

The Board also recognized that it is difficult to make comparisons of fees across fund complexes because there may be variations in services that are included in the fees paid by other ETFs.

The Board, including all of the Independent Trustees, concluded that, with respect to the Funds, the investment advisory fees and any other compensation payable to the Advisor were reasonable in relation to the nature and quality of the services provided and that the continuation of the Advisory Agreement and the Unitary Fee Agreement was in the best interests of the shareholders of the Funds.

Investment Performance of the Funds and the Advisor

The Board considered total return information for each operational Fund and focused on the correlation of returns to benchmark information for each Geared Fund for the 3-month, 1-year, 3-year, 5-year, 10-year and since inception periods ended June 30, 2022, as applicable. The Board also considered performance information provided at regular Board meetings throughout the year. The Board noted that correlation of returns for each Geared Fund remained strong during the applicable periods and that Geared Fund performance versus target performance was generally within expected ranges. The Board further noted that Matching Fund and Active Fund performance versus benchmark index performance was also generally within expected ranges during the applicable periods.

The Board also noted that given the nature of the Matching Funds and the Geared Funds, the correlation of performance versus the benchmark (or relevant inverse or multiple thereof) was more meaningful than a Fund's total return.

With regard to ProShares Bitcoin Strategy ETF (an "Active Fund"), the Board noted that for the since inception period ended June 30, 2022, the Fund slightly outperformed its benchmark index and slightly underperformed its Peer Group average and universe average.

After reviewing the performance of the Funds, the Board, including all of the Independent Trustees, concluded, in light of the foregoing factors, that the performance of the Funds was satisfactory.

Profitability

The Board considered and discussed the significant drivers of cost incurred by or expected to be incurred by the Advisor in managing the Funds, including, but not limited to, intellectual capital, regulatory compliance, daily portfolio rebalancing of the Geared Funds, and entrepreneurial risk, and considered the costs that investors likely would incur if they independently sought to achieve the objectives of the Funds. The Board considered and discussed with representatives of the Advisor the profitability to the Advisor of its management of each of the Funds. The Board also discussed the Advisor's profit margin, including the expense allocation methodology used in the Advisor's profitability analysis. It was noted that the methodology for determining profitability was conducted in a similar fashion as the prior year.

The Independent Trustees met in executive session to discuss and evaluate the information provided by the Advisor and the independent consultant. Among other things, the Independent Trustees reviewed information regarding the financial condition and profitability of the Advisor, including the methodologies involved in calculating profitability.

Based on its review, the Board, including all of the Independent Trustees, concluded that the profitability to the Advisor of the Advisory Agreement and the Unitary Fee Agreement was reasonable in light of the services and benefits provided to each Fund.

Economies of Scale

The Board discussed with representatives of the Advisor potential economies of scale in connection with the management and operation of each Fund as well as the effect of the contractual expense limitations undertaken by the Advisor. The Board considered that each Fund covered by the Advisory Agreement pays the Advisor an annual investment advisory fee of 0.75% of average daily net assets (other than the ProShares Global Listed Private Equity ETF, which pays 0.50%, and the ProShares Inflation Expectations ETF, which pays 0.55%), and that, pursuant to a contractual three year waiver, the Advisor has agreed to reduce each such Fund's annual investment advisory fee by 0.05% on assets in excess of $4.0 billion up to $5.5 billion, 0.10% on assets in excess of $5.5 billion up to $7.0 billion, 0.15% on assets in excess of $7.0 billion up to $8.5 billion, and 0.20% on assets in excess of $8.5 billion, through at least September 30, 2023. The Board considered that, during the fiscal period, three Funds were subject to investment advisory fee reductions as a result of breakpoint fee reductions.

The Board considered that the Funds covered by the Unitary Fee Agreement pay an advisory fee that remains the same (as a percentage of such a Fund's net assets) as asset levels increase. The Board also noted that under the Unitary Fee Agreement the Advisor is contractually obligated to pay actual costs above the Unitary Fee (other than excluded costs) and that the Unitary Fee Agreement provides an effective cap on each subject Fund's normal operating expenses, which otherwise would be higher if a Fund does not achieve sufficient size. The Board also noted the Advisor's representation that such an arrangement provides important distribution benefits for the Funds and addresses competitive pressures within the ETF industry, particularly with "strategic" or "matching" funds.

312 :: BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT PROSHARES TRUST

The Board also considered the asset levels of the other Funds that have no breakpoints in their contractual advisory fees and determined that it would not be necessary to implement breakpoints at this time. The Board noted that the asset levels of some Funds increase and decrease sometimes significantly and, therefore, economies of scale may be elusive.

The Board considered that certain Funds may benefit from the expense limitation arrangements in place for certain of the Funds.

The Board indicated to the Advisor that it will continue to consider and evaluate on an ongoing basis potential economies of scale and how Fund shareholders might benefit from those economies of scale.

Other Benefits

The Board also considered the Advisor's non-advisory services, including those performed under a separate Management Services Agreement for Funds covered under the Advisory Agreement. The Board considered the fact that the Geared Funds' shareholders, and the shareholders of certain Matching Funds, tend to be active traders, which adds a level of complexity to the management of those Funds as the Advisor needs to account for significant asset flows in and out of the Funds. The Board also considered any indirect, or "fall-out," benefits that the Advisor or its affiliates derived from their relationship to the Funds but concluded that such benefits were relatively insignificant.

Conclusions

Based on, but not limited to, the above considerations and determinations, the Board, including all of the Independent Trustees, determined that the Agreements for the Funds are fair and reasonable in light of the nature, extent and quality of the services to be performed, the fee rates to be paid, the Advisor's expenses and such other matters as the Board considered relevant in the exercise of its business judgement. Accordingly, the Board concluded that the continuation of the Advisory Agreements was in the best interests of the shareholders of the Funds. On this basis, the Board unanimously voted in favor of the renewal of the Advisory Agreements.

PROSHARES TRUST BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT :: 313

Federal Tax Information

Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the "Act"), the percentages of ordinary dividends paid during the tax year ended October 31, 2022 are designated as "qualified dividend income" (QDI), as defined in the Act, subject to reduced tax rates in 2021. The Funds also qualify for the dividends received deduction (DRD) for corporate shareholders. The Funds designated up to the maximum amount of qualified interest income (QII) from ordinary distributions paid during the tax year ended October 31, 2022.

As of October 31, 2022, The Funds' federal tax information is as follows:

Funds	QDI	DRD	QII
Ultra 7-10 Year Treasury	0.00%	0.00%	100.00%
Ultra Basic Materials	100.00	100.00	14.03
Ultra Consumer Goods	100.00	100.00	11.70
Ultra Dow30SM	100.00	100.00	21.11
Ultra Financials	17.62	17.01	2.34
Ultra Health Care	100.00	100.00	45.21
Ultra Industrials	100.00	100.00	100.00
Ultra MidCap400	100.00	100.00	17.76
Ultra Oil & Gas	100.00	100.00	1.27
Ultra Real Estate	0.00	0.00	9.40
Ultra S&P500®	100.00	100.00	65.94
Ultra SmallCap600	100.00	100.00	78.69
Ultra Telecommunications	100.00	100.00	7.21
Ultra Utilities	100.00	100.00	5.39
UltraPro Dow30SM	100.00	100.00	19.69
UltraPro MidCap400	100.00	100.00	16.94
UltraPro QQQ	100.00	100.00	100.00
UltraPro S&P500®	100.00	100.00	100.00

Funds with Short-Term Capital Gain Designation

For the tax year ended October 31, 2022, the Trust does not have any ordinary distributions paid during the Trust's tax year that are from qualified short-term capital gain. The funds designate up to the maximum amount of Qualified Short Term Gains.

Funds with Equalization

For the tax year ended October 31, 2022, the none of the Funds utilized equalization to offset long-term capital gains.

Tax Return of Capital—Section 19 Notice

The following information concerns the source of distributions paid to shareholders of record as follows:

Ticker	Fund Name	CUSIP
EPV	UltraShort FTSE Europe	74348	A434

Record Date	Pay Date	Source of Distribution[1]	Distribution	% of Distribution
Dec. 27, 2021	Dec. 31, 2021	Estimated Net Investment Income	$0.000000	0.00%
		Estimated Return of Capital	$0.000619	100.00%
		Total (per share)	$0.000619	100.00%

1  The amounts and sources of distributions reported in this notice are estimates, are not being reported for tax reporting purposes and may later be determined to be from taxable net investment income, short-term gains, long-term gains (to the extent permitted by law), and return of capital. Return of capital may occur for example, when some or all of the money that you invested in the Fund is paid back to you. The actual amounts and sources for tax reporting purposes will depend upon the Fund's investment experience during the remainder of the year and may be subject to changes based on tax regulations. You will receive a Form 1099-DIV for the calendar year that will tell you how to report these distributions for federal income tax purposes. As a result, shareholders should not use this distribution information for tax reporting purposes.
314 :: MISC. INFORMATION (UNAUDITED) PROSHARES TRUST

Proxy Voting Information

A description of the Trust's (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Trust voted any proxies related to portfolio securities for the prior twelve-month period ended June 30, is available by August 31 of each year, without charge, upon request by contacting the Fund directly at 1-866-PRO-5125 or on the Securities and Exchange Commission ("SEC") Website (http://www.sec.gov).

Quarterly Portfolio Holdings Information

The Funds will file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT (Form N-Q for filings prior to March 1, 2019). The Funds' Form N-PORT will be available on the SEC's Website at http://www.sec.gov. The Funds' Form N-PORT may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Premium/Discount Information

Information about the differences between the daily market price on the secondary markets for shares of a Fund and the Fund's net asset value may be found on the website at www.ProShares.com

PROSHARES TRUST MISC. INFORMATION (UNAUDITED) :: 315

ProShares Trust

7272 Wisconsin Avenue, 21st Floor, Bethesda, MD 20814

866.PRO.5125 866.776.5125

ProShares.com

Geared ETFs seek returns that are either 3x, 2x, -1x, -2x or -3x the return of an index or other benchmark (target) for a single day, as measured from one NAV calculation to the next. Due to the compounding of daily returns, ProShares' returns over periods other than one day will likely differ in amount and possibly direction from the target return for the same period. These effects may be more pronounced in funds with larger or inverse multiples and in funds with volatile benchmarks. Investors should monitor their holdings consistent with their strategies, as frequently as daily. For more on correlation, leverage and other risks, please read the prospectus.

This report is submitted for the general information of the shareholders of ProShares. It is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. To obtain the most recent month end performance information for each ETF, visit ProShares.com.

"QQQ", "NASDAQ-100®" and "NASDAQ Biotechnology Index®" are trademarks of The NASDAQ OMX Group, Inc. "Standard & Poor's®", "S&P®", "S&P 500®", "S&P MidCap 400®", "S&P SmallCap 600®", "Standard & Poor's 500®", certain "S&P Select Industry Indices", "Dow Jones Index", "DJ", "Dow Jones Industrial AverageSM", "The Dow 30SM", "Dow Jones U.S. Sector Indexes", "Dow Jones Select Sector Indexes" are products of S&P Dow Jones Indices LLC and its affiliates. The "Russell 2000® Index" and "Russell®" are trademarks of Russell Investment Group. "MSCI", "MSCI Inc.", "MSCI Index" and "EAFE" are service marks of MSCI. "ICE U.S. 7-10 Year Bond IndexTM" and "ICE U.S. 20+ Year Bond IndexTM" are trademarks of Intercontinental Exchange, Inc. "iBoxx®" is a registered trademark of Markit Indices Limited. All have been licensed for use by ProShares. "S&P®" is a registered trademark of Standard & Poor's Financial Services LLC ("S&P") and "Dow Jones®" is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates. "FTSE®" is a trademark of the London Stock Exchange plc and The Financial Times Limited and is used by FTSE International Limited ("FTSE") under license. ProShares have not been passed on by these entities or their subsidiaries or affiliates as to their legality or suitability. ProShares are not sponsored, endorsed, sold or promoted by these entities or their subsidiaries or affiliates, and they make no representation regarding the advisability of investing in ProShares. THESE ENTITIES AND THEIR SUBSIDIARIES AND AFFILIATES MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO PROSHARES.

© 2022 ProShare Advisors LLC. All rights reserved.   PSGSA1122

(b)	Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.

Not applicable.

Item 2. Code of Ethics.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 3. Audit Committee Financial Expert.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 4. Principal Accountant Fees and Services.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 5. Audit Committee of Listed Registrants.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 6. Investments

(a)	Schedule I – Investments in securities of unaffiliated issuers

For those Funds which included a Summary Schedule of Investments in the semi-annual report, full schedules of investments are included below.

Hedge Replication ETF
Schedule of Portfolio Investments
November 30, 2022 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 16.5%

Aerospace & Defense - 0.2%
AAR Corp.*	99	4,609
Aerojet Rocketdyne Holdings, Inc.*	231	12,012
AeroVironment, Inc.*	72	6,623
AerSale Corp.*	46	729
Archer Aviation, Inc., Class A*	416	1,044
Astra Space, Inc.*	445	220
Astronics Corp.*	74	622
Cadre Holdings, Inc.	55	1,427
Ducommun, Inc.*	32	1,610
Kaman Corp.	82	1,670
Kratos Defense & Security Solutions, Inc.*	361	3,437
Maxar Technologies, Inc.	215	5,203
Momentus, Inc.*	163	176
Moog, Inc., Class A	83	7,223
National Presto Industries, Inc.	15	1,037
Park Aerospace Corp.	58	767
Parsons Corp.*	98	4,851
Redwire Corp.*	58	123
Rocket Lab USA, Inc.*	629	2,636
Terran Orbital Corp.*	71	168
Triumph Group, Inc.*	187	2,141
V2X, Inc.*	35	1,414
Virgin Galactic Holdings, Inc.*	666	3,390
		63,132
Air Freight & Logistics - 0.1%
Air Transport Services Group, Inc.*	173	4,851
Atlas Air Worldwide Holdings, Inc.*	82	8,263
Forward Air Corp.	78	8,765
Hub Group, Inc., Class A*	98	8,246
Radiant Logistics, Inc.*	111	593
		30,718
Airlines - 0.1%
Allegiant Travel Co.*	45	3,717
Blade Air Mobility, Inc.*	164	807
Frontier Group Holdings, Inc.*	109	1,421
Hawaiian Holdings, Inc.*	148	2,057
Joby Aviation, Inc.*	731	3,012
SkyWest, Inc.*	146	2,694
Spirit Airlines, Inc.	318	6,904
Sun Country Airlines Holdings, Inc.*	97	1,959
Wheels Up Experience, Inc.*	466	597
		23,168
Auto Components - 0.2%
Adient plc*	276	10,747
American Axle & Manufacturing Holdings, Inc.*	330	3,435
Dana, Inc.	376	6,621
Dorman Products, Inc.*	77	6,902
Fox Factory Holding Corp.*	123	13,050
Gentherm, Inc.*	97	6,944
Goodyear Tire & Rubber Co. (The)*	818	9,178
Holley, Inc.*	151	414
LCI Industries	73	7,217
Luminar Technologies, Inc.*	720	5,515
Modine Manufacturing Co.*	145	3,070
Motorcar Parts of America, Inc.*	54	609
Patrick Industries, Inc.	64	3,580
Solid Power, Inc.*	383	1,406
Standard Motor Products, Inc.	59	2,266
Stoneridge, Inc.*	77	1,824
Visteon Corp.*	81	11,891
XPEL, Inc.*(a)	63	4,319
		98,988
Automobiles - 0.0%(b)
Canoo, Inc.*	413	553
Cenntro Electric Group Ltd.*	537	335
Faraday Future Intelligent Electric, Inc.*	291	94
Fisker, Inc.*	474	3,669
Lordstown Motors Corp.*	489	812
Mullen Automotive, Inc.*	964	185
Winnebago Industries, Inc.	90	5,273
Workhorse Group, Inc.*	446	1,026
		11,947
Banks - 1.7%
1st Source Corp.	47	2,684
ACNB Corp.	24	943
Amalgamated Financial Corp.	40	1,067
Amerant Bancorp, Inc.	81	2,386
American National Bankshares, Inc.	30	1,157
Ameris Bancorp	193	10,206
Arrow Financial Corp.	41	1,442
Associated Banc-Corp.	436	10,726
Atlantic Union Bankshares Corp.	219	7,812
Banc of California, Inc.	154	2,613
BancFirst Corp.	58	5,912
Bancorp, Inc. (The)*	161	4,825
Bank First Corp.	18	1,710
Bank of Marin Bancorp	45	1,615
Bank of NT Butterfield & Son Ltd. (The)	145	5,046
BankUnited, Inc.	227	8,335
Bankwell Financial Group, Inc.	16	473
Banner Corp.	100	7,062
Bar Harbor Bankshares	43	1,302
BayCom Corp.	37	701
BCB Bancorp, Inc.	42	792
Berkshire Hills Bancorp, Inc.	128	3,991
Blue Ridge Bankshares, Inc.	49	638
Brookline Bancorp, Inc.	219	3,114
Business First Bancshares, Inc.	62	1,458
Byline Bancorp, Inc.	72	1,641
Cadence Bank	529	15,256
Cambridge Bancorp	20	1,778
Camden National Corp.	42	1,839
Capital Bancorp, Inc.	27	670
Capital City Bank Group, Inc.	39	1,373
Capstar Financial Holdings, Inc.	60	1,074
Carter Bankshares, Inc.*	71	1,316
Cathay General Bancorp	210	9,759
Central Pacific Financial Corp.	79	1,674
Citizens & Northern Corp.	44	1,080
City Holding Co.	43	4,383
Civista Bancshares, Inc.	44	1,006
CNB Financial Corp.	47	1,201
Coastal Financial Corp.*	31	1,547
Colony Bankcorp, Inc.	47	644
Columbia Banking System, Inc.	230	7,834

See accompanying notes to the financial statements.

Hedge Replication ETF
Schedule of Portfolio Investments
November 30, 2022 (Unaudited)

Investments	Shares	Value ($)
Community Bank System, Inc.	156	10,162
Community Trust Bancorp, Inc.	46	2,204
ConnectOne Bancorp, Inc.	108	2,834
CrossFirst Bankshares, Inc.*	133	1,845
Customers Bancorp, Inc.*	89	2,872
CVB Financial Corp.	388	11,128
Dime Community Bancshares, Inc.	96	3,424
Eagle Bancorp, Inc.	92	4,339
Eastern Bankshares, Inc.	455	8,923
Enterprise Bancorp, Inc.	27	944
Enterprise Financial Services Corp.	103	5,391
Equity Bancshares, Inc., Class A	44	1,609
Esquire Financial Holdings, Inc.	21	942
Farmers & Merchants Bancorp, Inc.	35	1,004
Farmers National Banc Corp.	91	1,384
FB Financial Corp.	105	4,495
Financial Institutions, Inc.	44	1,114
First Bancorp	542	8,336
First Bancorp	103	5,009
First Bancorp, Inc. (The)	29	912
First Bancshares, Inc. (The)	58	1,983
First Bank	45	690
First Busey Corp.	151	3,937
First Business Financial Services, Inc.	24	920
First Commonwealth Financial Corp.	272	4,004
First Community Bankshares, Inc.	46	1,700
First Financial Bancorp	272	7,189
First Financial Bankshares, Inc.	379	14,004
First Financial Corp.	32	1,538
First Foundation, Inc.	149	2,087
First Guaranty Bancshares, Inc.	17	425
First Internet Bancorp	26	675
First Interstate BancSystem, Inc., Class A	266	11,603
First Merchants Corp.	166	7,339
First Mid Bancshares, Inc.	54	1,871
First of Long Island Corp. (The)	65	1,264
First Western Financial, Inc.*	23	699
Five Star Bancorp	37	999
Flushing Financial Corp.	83	1,731
Fulton Financial Corp.	473	8,793
FVCBankcorp, Inc.*	35	692
German American Bancorp, Inc.	81	3,229
Glacier Bancorp, Inc.	325	18,817
Great Southern Bancorp, Inc.	27	1,692
Guaranty Bancshares, Inc.	24	854
Hancock Whitney Corp.	252	13,820
Hanmi Financial Corp.	88	2,380
HarborOne Bancorp, Inc.	131	1,916
HBT Financial, Inc.	30	589
Heartland Financial USA, Inc.	120	5,855
Heritage Commerce Corp.	172	2,444
Heritage Financial Corp.	101	3,323
Hilltop Holdings, Inc.	146	4,351
Home BancShares, Inc.	555	14,125
HomeStreet, Inc.	52	1,420
HomeTrust Bancshares, Inc.	41	1,050
Hope Bancorp, Inc.	338	4,604
Horizon Bancorp, Inc.	117	1,902
Independent Bank Corp.	59	1,448
Independent Bank Corp.	134	12,130
Independent Bank Group, Inc.	105	6,924
International Bancshares Corp.	156	8,218
John Marshall Bancorp, Inc.	34	985
Lakeland Bancorp, Inc.	182	3,400
Lakeland Financial Corp.	72	5,685
Live Oak Bancshares, Inc.	96	3,202
Macatawa Bank Corp.	77	855
Mercantile Bank Corp.	45	1,566
Metrocity Bankshares, Inc.	54	1,215
Metropolitan Bank Holding Corp.*	30	1,906
Mid Penn Bancorp, Inc.	42	1,386
Midland States Bancorp, Inc.	62	1,668
MidWestOne Financial Group, Inc.	41	1,430
MVB Financial Corp.	30	716
National Bank Holdings Corp., Class A	85	3,953
NBT Bancorp, Inc.	122	5,631
Nicolet Bankshares, Inc.*	36	2,978
Northeast Bank	20	847
Northwest Bancshares, Inc.	355	5,428
OceanFirst Financial Corp.	170	3,971
OFG Bancorp	136	3,940
Old National Bancorp	855	16,339
Old Second Bancorp, Inc.	123	2,148
Origin Bancorp, Inc.	66	2,701
Orrstown Financial Services, Inc.	30	807
Pacific Premier Bancorp, Inc.	273	10,087
Park National Corp.	42	6,356
Parke Bancorp, Inc.	30	652
Pathward Financial, Inc.	83	3,613
PCB Bancorp	34	633
PCSB Financial Corp.	36	719
Peapack-Gladstone Financial Corp.	50	2,061
Peoples Bancorp, Inc.	81	2,430
Peoples Financial Services Corp.	21	1,196
Preferred Bank	39	2,948
Premier Financial Corp.	104	3,035
Primis Financial Corp.	65	803
Professional Holding Corp., Class A*	38	1,139
QCR Holdings, Inc.	46	2,420
RBB Bancorp	43	966
Red River Bancshares, Inc.	12	630
Renasant Corp.	159	6,482
Republic Bancorp, Inc., Class A	26	1,146
Republic First Bancorp, Inc.*	142	362
S&T Bancorp, Inc.	114	4,266
Sandy Spring Bancorp, Inc.	127	4,422
Seacoast Banking Corp. of Florida	177	6,085
ServisFirst Bancshares, Inc.	146	11,070
Shore Bancshares, Inc.	51	1,015
Sierra Bancorp	40	866
Silvergate Capital Corp., Class A*	91	2,496
Simmons First National Corp., Class A	359	8,332
SmartFinancial, Inc.	45	1,349
South Plains Financial, Inc.	29	898
Southern First Bancshares, Inc.*	23	1,138
Southside Bancshares, Inc.	89	3,234
SouthState Corp.	219	19,239
Stellar Bancorp, Inc.	133	4,497
Stock Yards Bancorp, Inc.	83	6,144
Summit Financial Group, Inc.	33	936
Texas Capital Bancshares, Inc.*	146	8,759
Third Coast Bancshares, Inc.*	37	727

See accompanying notes to the financial statements.

Hedge Replication ETF
Schedule of Portfolio Investments
November 30, 2022 (Unaudited)

Investments	Shares	Value ($)
Tompkins Financial Corp.	40	3,342
Towne Bank	196	6,331
TriCo Bancshares	91	4,959
Triumph Bancorp, Inc.*	68	4,064
Trustmark Corp.	179	6,548
UMB Financial Corp.	128	10,947
United Bankshares, Inc.	381	16,341
United Community Banks, Inc.	310	12,081
Unity Bancorp, Inc.	21	599
Univest Financial Corp.	85	2,398
USCB Financial Holdings, Inc.*	32	425
Valley National Bancorp	1,257	15,914
Veritex Holdings, Inc.	153	4,997
Washington Federal, Inc.	189	6,666
Washington Trust Bancorp, Inc.	50	2,488
WesBanco, Inc.	171	6,917
West Bancorp, Inc.	47	1,130
Westamerica Bancorp	76	4,693
		722,938
Beverages - 0.1%
Celsius Holdings, Inc.*	162	18,037
Coca-Cola Consolidated, Inc.	13	6,393
Duckhorn Portfolio, Inc. (The)*	108	1,735
MGP Ingredients, Inc.	41	5,128
National Beverage Corp.	69	3,556
Primo Water Corp.	459	7,183
Vintage Wine Estates, Inc.*	95	315
Vita Coco Co., Inc. (The)*	81	959
		43,306
Biotechnology - 1.1%
2seventy bio, Inc.*	109	1,708
4D Molecular Therapeutics, Inc.*	87	2,103
Aadi Bioscience, Inc.*	42	562
Absci Corp.*	154	385
ACADIA Pharmaceuticals, Inc.*	350	5,453
Adicet Bio, Inc.*	82	1,491
ADMA Biologics, Inc.*	543	1,814
Aerovate Therapeutics, Inc.*	27	509
Affimed NV*	416	890
Agenus, Inc.*	826	2,230
Agios Pharmaceuticals, Inc.*	159	4,792
Akero Therapeutics, Inc.*	81	3,766
Albireo Pharma, Inc.*	50	1,104
Alector, Inc.*	181	1,537
Alkermes plc*	476	11,795
Allogene Therapeutics, Inc.*	232	2,288
Allovir, Inc.*	91	683
Alpine Immune Sciences, Inc.*	46	289
ALX Oncology Holdings, Inc.*	63	699
Amicus Therapeutics, Inc.*	805	9,740
AnaptysBio, Inc.*	60	1,658
Anavex Life Sciences Corp.*	201	1,773
Anika Therapeutics, Inc.*	42	1,325
Apellis Pharmaceuticals, Inc.*	273	13,631
Arbutus Biopharma Corp.*	315	740
Arcellx, Inc.*	86	1,715
Arcturus Therapeutics Holdings, Inc.*	68	1,254
Arcus Biosciences, Inc.*	150	5,275
Arcutis Biotherapeutics, Inc.*	119	2,050
Arrowhead Pharmaceuticals, Inc.*	300	9,660
Atara Biotherapeutics, Inc.*	271	1,228
Aura Biosciences, Inc.*	53	757
Aurinia Pharmaceuticals, Inc.*	392	2,011
Avid Bioservices, Inc.*	178	2,787
Avidity Biosciences, Inc.*	149	1,734
Beam Therapeutics, Inc.*	185	8,545
BioCryst Pharmaceuticals, Inc.*	541	7,228
Biohaven Ltd.*	92	1,455
Bioxcel Therapeutics, Inc.*	55	911
Bluebird Bio, Inc.*	224	1,745
Blueprint Medicines Corp.*	175	8,363
Bridgebio Pharma, Inc.*	305	2,858
C4 Therapeutics, Inc.*	122	1,046
CareDx, Inc.*	149	1,930
Caribou Biosciences, Inc.*	163	1,518
Catalyst Pharmaceuticals, Inc.*	280	4,696
Celldex Therapeutics, Inc.*	134	4,970
Celularity, Inc., Class A*	197	337
Century Therapeutics, Inc.*	59	619
Cerevel Therapeutics Holdings, Inc.*	158	4,576
Chimerix, Inc.*	247	536
Chinook Therapeutics, Inc.*	146	3,307
Cogent Biosciences, Inc.*	187	2,352
Coherus Biosciences, Inc.*	215	1,475
Crinetics Pharmaceuticals, Inc.*	153	2,734
CTI BioPharma Corp.*	292	1,758
Cullinan Oncology, Inc.*	88	1,094
Cytokinetics, Inc.*	239	10,157
Day One Biopharmaceuticals, Inc.*	81	1,720
Deciphera Pharmaceuticals, Inc.*	132	2,100
Denali Therapeutics, Inc.*	288	9,190
Design Therapeutics, Inc.*	99	1,386
Dynavax Technologies Corp.*	345	4,281
Dyne Therapeutics, Inc.*	92	1,076
Eagle Pharmaceuticals, Inc.*	30	1,090
Editas Medicine, Inc.*	201	2,131
Eiger BioPharmaceuticals, Inc.*	122	554
Emergent BioSolutions, Inc.*	147	1,808
Enanta Pharmaceuticals, Inc.*	58	2,540
Enochian Biosciences, Inc.*	59	89
EQRx, Inc.*	588	2,211
Erasca, Inc.*	189	1,427
Fate Therapeutics, Inc.*	243	5,059
FibroGen, Inc.*	255	3,664
Foghorn Therapeutics, Inc.*	59	398
Gelesis Holdings, Inc.*	47	17
Generation Bio Co.*	140	746
Geron Corp.*	1,049	2,434
Gossamer Bio, Inc.*	184	1,575
GreenLight Biosciences Holdings PBC*	213	315
Halozyme Therapeutics, Inc.*	396	22,675
Heron Therapeutics, Inc.*	300	813
HilleVax, Inc.*	38	760
Humacyte, Inc.*	52	162
Icosavax, Inc.*	66	220
Ideaya Biosciences, Inc.*	104	1,860
IGM Biosciences, Inc.*	31	682
Imago Biosciences, Inc.*	77	2,748
ImmunityBio, Inc.*	239	1,317
ImmunoGen, Inc.*	626	3,249
Immunovant, Inc.*	117	1,534
Inhibrx, Inc.*	85	2,548
Inovio Pharmaceuticals, Inc.*	722	1,473
Insmed, Inc.*	347	6,416
Instil Bio, Inc.*	203	270

See accompanying notes to the financial statements.

Hedge Replication ETF
Schedule of Portfolio Investments
November 30, 2022 (Unaudited)

Investments	Shares	Value ($)
Intellia Therapeutics, Inc.*	220	11,321
Intercept Pharmaceuticals, Inc.*	71	1,059
Invivyd, Inc.*	151	341
Iovance Biotherapeutics, Inc.*	440	2,816
Ironwood Pharmaceuticals, Inc.*	399	4,832
iTeos Therapeutics, Inc.*	69	1,390
IVERIC bio, Inc.*	345	8,149
Janux Therapeutics, Inc.*	50	682
Jounce Therapeutics, Inc.*	124	109
KalVista Pharmaceuticals, Inc.*	71	383
Karuna Therapeutics, Inc.*	87	20,472
Karyopharm Therapeutics, Inc.*	222	1,174
Keros Therapeutics, Inc.*	52	2,592
Kezar Life Sciences, Inc.*	153	1,195
Kiniksa Pharmaceuticals Ltd., Class A*	90	1,515
Kinnate Biopharma, Inc.*	85	673
Kodiak Sciences, Inc.*	98	723
Kronos Bio, Inc.*	119	226
Krystal Biotech, Inc.*	63	4,898
Kura Oncology, Inc.*	185	2,917
Kymera Therapeutics, Inc.*	110	3,188
Lexicon Pharmaceuticals, Inc.*	244	522
Lyell Immunopharma, Inc.*	505	2,126
MacroGenics, Inc.*	176	1,132
Madrigal Pharmaceuticals, Inc.*	37	2,594
MannKind Corp.*	726	3,398
MeiraGTx Holdings plc*	89	548
Mersana Therapeutics, Inc.*	263	1,752
MiMedx Group, Inc.*	330	1,072
Mirum Pharmaceuticals, Inc.*	52	970
Monte Rosa Therapeutics, Inc.*	83	704
Morphic Holding, Inc.*	75	2,064
Myriad Genetics, Inc.*	232	4,700
Nkarta, Inc.*	95	806
Nurix Therapeutics, Inc.*	136	1,685
Nuvalent, Inc., Class A*	49	1,611
Ocugen, Inc.*	625	975
Organogenesis Holdings, Inc.*	208	570
Outlook Therapeutics, Inc.*	346	360
Pardes Biosciences, Inc.*	101	91
PepGen, Inc.*	28	419
PMV Pharmaceuticals, Inc.*	108	1,078
Point Biopharma Global, Inc.*	216	1,471
Praxis Precision Medicines, Inc.*	111	245
Precigen, Inc.*	295	537
Prometheus Biosciences, Inc.*	89	3,659
Protagonist Therapeutics, Inc.*	135	1,068
Prothena Corp. plc*	104	6,501
PTC Therapeutics, Inc.*	205	8,505
Rallybio Corp.*	47	271
RAPT Therapeutics, Inc.*	76	1,344
Recursion Pharmaceuticals, Inc., Class A*	399	3,751
REGENXBIO, Inc.*	117	2,796
Relay Therapeutics, Inc.*	222	4,125
Replimune Group, Inc.*	118	2,415
REVOLUTION Medicines, Inc.*	217	5,119
Rigel Pharmaceuticals, Inc.*	505	339
Rocket Pharmaceuticals, Inc.*	127	2,398
Sage Therapeutics, Inc.*	152	6,238
Sana Biotechnology, Inc.*	261	1,302
Sangamo Therapeutics, Inc.*	374	1,369
Seres Therapeutics, Inc.*	206	1,339
Sorrento Therapeutics, Inc.*	1,110	1,443
SpringWorks Therapeutics, Inc.*	102	2,466
Stoke Therapeutics, Inc.*	66	498
Sutro Biopharma, Inc.*	143	1,071
Syndax Pharmaceuticals, Inc.*	155	3,714
Talaris Therapeutics, Inc.*	68	99
Tango Therapeutics, Inc.*	136	1,021
Tenaya Therapeutics, Inc.*	82	217
TG Therapeutics, Inc.*	389	3,431
Travere Therapeutics, Inc.*	178	3,583
Twist Bioscience Corp.*	163	4,458
Tyra Biosciences, Inc.*	38	266
Vanda Pharmaceuticals, Inc.*	162	1,767
Vaxart, Inc.*	362	427
Vaxcyte, Inc.*	197	9,074
VBI Vaccines, Inc.*	563	293
Vera Therapeutics, Inc.*	41	685
Veracyte, Inc.*	209	5,798
Vericel Corp.*	138	3,151
Verve Therapeutics, Inc.*	133	3,090
Vir Biotechnology, Inc.*	212	5,983
Viridian Therapeutics, Inc.*	77	1,946
VistaGen Therapeutics, Inc.*	569	79
Xencor, Inc.*	168	4,993
Y-mAbs Therapeutics, Inc.*	108	483
Zentalis Pharmaceuticals, Inc.*	137	3,030
		485,874
Building Products - 0.2%
AAON, Inc.	127	10,066
American Woodmark Corp.*	48	2,602
Apogee Enterprises, Inc.	65	3,136
Caesarstone Ltd.	66	414
CSW Industrials, Inc.	42	5,080
Gibraltar Industries, Inc.*	92	4,656
Griffon Corp.	135	4,767
Insteel Industries, Inc.	54	1,592
Janus International Group, Inc.*	238	2,606
JELD-WEN Holding, Inc.*	244	2,523
Masonite International Corp.*	65	4,893
PGT Innovations, Inc.*	169	3,345
Quanex Building Products Corp.	97	2,306
Resideo Technologies, Inc.*	421	6,820
Simpson Manufacturing Co., Inc.	126	11,724
UFP Industries, Inc.	175	14,325
View, Inc.*	327	458
Zurn Elkay Water Solutions Corp.	363	8,788
		90,101
Capital Markets - 0.3%
Artisan Partners Asset Management, Inc., Class A	176	6,105
AssetMark Financial Holdings, Inc.*	63	1,566
Associated Capital Group, Inc., Class A	5	202
B Riley Financial, Inc.	60	2,635
Bakkt Holdings, Inc.*	187	331
BGC Partners, Inc., Class A	933	4,021
Blucora, Inc.*	139	3,482
Brightsphere Investment Group, Inc.	95	1,934
Cohen & Steers, Inc.	74	4,902
Cowen, Inc., Class A	77	2,977
Diamond Hill Investment Group, Inc.	8	1,424

See accompanying notes to the financial statements.

Hedge Replication ETF
Schedule of Portfolio Investments
November 30, 2022 (Unaudited)

Investments	Shares	Value ($)
Donnelley Financial Solutions, Inc.*	75	2,864
Federated Hermes, Inc., Class B	249	9,452
Focus Financial Partners, Inc., Class A*	170	6,487
GCM Grosvenor, Inc., Class A	120	1,052
Hamilton Lane, Inc., Class A	103	7,610
Houlihan Lokey, Inc.	146	14,359
MarketWise, Inc.*	50	95
Moelis & Co., Class A	186	8,039
Open Lending Corp., Class A*	308	2,178
Oppenheimer Holdings, Inc., Class A	24	1,000
Perella Weinberg Partners	119	1,139
Piper Sandler Cos.	49	7,039
PJT Partners, Inc., Class A	69	5,314
Sculptor Capital Management, Inc.	75	754
Silvercrest Asset Management Group, Inc., Class A	29	548
StepStone Group, Inc., Class A	155	4,647
StoneX Group, Inc.*	50	5,074
Value Line, Inc.	4	176
Victory Capital Holdings, Inc., Class A	48	1,392
Virtus Investment Partners, Inc.	21	4,073
WisdomTree, Inc.	398	2,217
		115,088
Chemicals - 0.4%
AdvanSix, Inc.	79	3,252
American Vanguard Corp.	85	1,955
Amyris, Inc.*	573	991
Aspen Aerogels, Inc.*	89	1,073
Avient Corp.	265	9,172
Balchem Corp.	92	12,954
Cabot Corp.	162	11,926
Chase Corp.	22	2,090
Danimer Scientific, Inc.*	265	705
Diversey Holdings Ltd.*	229	1,177
Ecovyst, Inc.*	222	2,062
FutureFuel Corp.	75	663
Hawkins, Inc.	57	2,371
HB Fuller Co.	155	12,448
Ingevity Corp.*	111	8,688
Innospec, Inc.	72	7,984
Intrepid Potash, Inc.*	33	1,190
Koppers Holdings, Inc.	60	1,787
Kronos Worldwide, Inc.	65	599
Livent Corp.*	473	13,239
LSB Industries, Inc.*	92	1,420
Mativ Holdings, Inc.	158	3,282
Minerals Technologies, Inc.	95	5,728
Origin Materials, Inc.*	307	1,710
Orion Engineered Carbons SA	177	3,324
Perimeter Solutions SA*	356	3,859
PureCycle Technologies, Inc.*	311	2,158
Quaker Chemical Corp.	39	7,675
Rayonier Advanced Materials, Inc.*	180	1,393
Sensient Technologies Corp.	122	9,115
Stepan Co.	63	7,029
Tredegar Corp.	79	817
Trinseo plc	102	2,514
Tronox Holdings plc	341	4,818
Valhi, Inc.	7	156
		151,324
Commercial Services & Supplies - 0.2%
ABM Industries, Inc.	195	9,200
ACCO Brands Corp.	269	1,498
ACV Auctions, Inc., Class A*	336	2,970
Aris Water Solution, Inc., Class A	64	1,012
Brady Corp., Class A	134	6,419
BrightView Holdings, Inc.*	130	896
Brink's Co. (The)	136	8,126
Casella Waste Systems, Inc., Class A*	146	12,569
Cimpress plc*	51	1,509
CompX International, Inc.	5	99
CoreCivic, Inc., REIT*	340	4,515
Deluxe Corp.	126	2,437
Ennis, Inc.	74	1,719
GEO Group, Inc. (The)*	345	4,078
Harsco Corp.*	228	1,705
Healthcare Services Group, Inc.	216	3,013
Heritage-Crystal Clean, Inc.*	46	1,454
HNI Corp.	120	3,480
Interface, Inc.	171	1,852
KAR Auction Services, Inc.*	335	4,603
Kimball International, Inc., Class B	106	759
Li-Cycle Holdings Corp.*	399	2,542
Matthews International Corp., Class A	87	2,754
MillerKnoll, Inc.	222	4,527
Montrose Environmental Group, Inc.*	80	3,693
NL Industries, Inc.	25	170
Pitney Bowes, Inc.	506	1,933
Quad/Graphics, Inc.*	100	370
SP Plus Corp.*	68	2,372
Steelcase, Inc., Class A	254	2,014
UniFirst Corp.	43	8,332
Viad Corp.*	60	1,777
VSE Corp.	31	1,520
		105,917
Communications Equipment - 0.2%
ADTRAN Holdings, Inc.	206	4,176
Aviat Networks, Inc.*	32	1,007
Calix, Inc.*	165	11,764
Cambium Networks Corp.*	34	724
Casa Systems, Inc.*	104	285
Clearfield, Inc.*	34	4,475
CommScope Holding Co., Inc.*	598	5,310
Comtech Telecommunications Corp.	75	875
Digi International, Inc.*	100	4,247
DZS, Inc.*	51	603
Extreme Networks, Inc.*	368	7,717
Harmonic, Inc.*	268	4,111
Infinera Corp.*	552	3,726
Inseego Corp.*	253	321
NETGEAR, Inc.*	82	1,618
NetScout Systems, Inc.*	199	7,419
Ondas Holdings, Inc.*	105	272
Ribbon Communications, Inc.*	212	536
Viavi Solutions, Inc.*	664	7,523
		66,709

See accompanying notes to the financial statements.

Hedge Replication ETF
Schedule of Portfolio Investments
November 30, 2022 (Unaudited)

Investments	Shares	Value ($)

Construction & Engineering - 0.3%
Ameresco, Inc., Class A*	92	6,028
API Group Corp.*	603	11,590
Arcosa, Inc.	142	8,676
Argan, Inc.	39	1,480
Comfort Systems USA, Inc.	104	13,183
Concrete Pumping Holdings, Inc.*	77	544
Construction Partners, Inc., Class A*	116	3,318
Dycom Industries, Inc.*	84	7,656
EMCOR Group, Inc.	143	22,151
Fluor Corp.*	415	13,948
Granite Construction, Inc.	129	4,646
Great Lakes Dredge & Dock Corp.*	190	1,391
IES Holdings, Inc.*	26	879
MYR Group, Inc.*	48	4,585
Northwest Pipe Co.*	29	1,086
NV5 Global, Inc.*	39	5,636
Primoris Services Corp.	155	3,309
Sterling Infrastructure, Inc.*	85	2,784
Tutor Perini Corp.*	122	872
		113,762
Construction Materials - 0.0%(b)
Summit Materials, Inc., Class A*	346	10,480
United States Lime & Minerals, Inc.	6	834
		11,314
Consumer Finance - 0.1%
Atlanticus Holdings Corp.*	12	346
Bread Financial Holdings, Inc.	146	5,990
Consumer Portfolio Services, Inc.*	28	241
Curo Group Holdings Corp.	65	232
Encore Capital Group, Inc.*	69	3,478
Enova International, Inc.*	91	3,671
EZCORP, Inc., Class A*	146	1,463
FirstCash Holdings, Inc.	113	10,606
Green Dot Corp., Class A*	140	2,853
LendingClub Corp.*	299	3,083
LendingTree, Inc.*	31	742
Moneylion, Inc.*	365	273
Navient Corp.	325	5,385
Nelnet, Inc., Class A	42	4,139
NerdWallet, Inc., Class A*	75	952
Oportun Financial Corp.*	82	454
OppFi, Inc.*	41	102
PRA Group, Inc.*	112	3,851
PROG Holdings, Inc.*	146	2,875
Regional Management Corp.	23	677
Sunlight Financial Holdings, Inc.*	72	130
World Acceptance Corp.*	11	780
		52,323
Containers & Packaging - 0.1%
Cryptyde, Inc.*	59	17
Greif, Inc., Class A	75	5,273
Greif, Inc., Class B	15	1,127
Myers Industries, Inc.	106	2,474
O-I Glass, Inc.*	454	7,450
Pactiv Evergreen, Inc.	126	1,467
Ranpak Holdings Corp.*	127	687
TriMas Corp.	122	3,337
		21,832
Distributors - 0.0%(b)
Funko, Inc., Class A*	93	884
Weyco Group, Inc.	17	435
		1,319
Diversified Consumer Services - 0.2%
2U, Inc.*	218	1,751
Adtalem Global Education, Inc.*	131	5,450
American Public Education, Inc.*	54	694
Beachbody Co., Inc. (The)*	306	214
Carriage Services, Inc.	39	981
Chegg, Inc.*	363	10,832
Coursera, Inc.*	333	4,642
Duolingo, Inc.*	69	4,807
European Wax Center, Inc., Class A	71	1,029
Frontdoor, Inc.*	242	5,656
Graham Holdings Co., Class B	11	7,080
Laureate Education, Inc., Class A	316	3,312
Nerdy, Inc.*	159	335
OneSpaWorld Holdings Ltd.*	193	1,924
Perdoceo Education Corp.*	196	2,813
Rover Group, Inc.*	271	1,306
Strategic Education, Inc.	66	5,399
Stride, Inc.*	118	4,178
Udemy, Inc.*	211	2,994
Universal Technical Institute, Inc.*	97	702
Vivint Smart Home, Inc.*	277	2,571
WW International, Inc.*	159	657
		69,327
Diversified Financial Services - 0.1%
Alerus Financial Corp.	44	1,041
A-Mark Precious Metals, Inc.	52	1,794
Banco Latinoamericano de Comercio Exterior SA, Class E	80	1,319
Cannae Holdings, Inc.*	208	4,819
Compass Diversified Holdings	181	3,540
Jackson Financial, Inc., Class A	223	8,329
SWK Holdings Corp.*	10	195
		21,037
Diversified Telecommunication Services - 0.1%
Anterix, Inc.*	53	1,802
ATN International, Inc.	32	1,549
Bandwidth, Inc., Class A*	68	1,554
Charge Enterprises, Inc.*	380	806
Cogent Communications Holdings, Inc.	125	7,256
Consolidated Communications Holdings, Inc.*	217	1,003
EchoStar Corp., Class A*	98	1,705
Globalstar, Inc.*	1,997	3,794
IDT Corp., Class B*	43	1,202
Iridium Communications, Inc.*	372	19,753
Liberty Latin America Ltd., Class A*	112	867
Liberty Latin America Ltd., Class C*	435	3,389
Ooma, Inc.*	67	1,055
Radius Global Infrastructure, Inc.*	224	2,836
Starry Group Holdings, Inc., Class A*	70	13
		48,584
Electric Utilities - 0.1%
ALLETE, Inc.	168	11,122
MGE Energy, Inc.	106	7,633
Otter Tail Corp.	120	7,156

See accompanying notes to the financial statements.

Hedge Replication ETF
Schedule of Portfolio Investments
November 30, 2022 (Unaudited)

Investments	Shares	Value ($)
PNM Resources, Inc.	250	12,250
Portland General Electric Co.	261	12,849
Via Renewables, Inc.	36	232
		51,242
Electrical Equipment - 0.2%
Allied Motion Technologies, Inc.	39	1,382
Array Technologies, Inc.*	440	9,214
Atkore, Inc.*	120	14,658
AZZ, Inc.	72	2,997
Babcock & Wilcox Enterprises, Inc.*	177	807
Blink Charging Co.*	104	1,444
Bloom Energy Corp., Class A*	513	10,922
Encore Wire Corp.	53	7,744
Energy Vault Holdings, Inc.*	186	696
EnerSys	119	8,994
Enovix Corp.*	318	4,150
ESS Tech, Inc.*	236	760
Fluence Energy, Inc.*	105	1,804
FTC Solar, Inc.*	124	263
FuelCell Energy, Inc.*	1,138	3,937
GrafTech International Ltd.	566	3,056
Heliogen, Inc.*	266	303
NuScale Power Corp.*	91	992
Powell Industries, Inc.	27	711
Preformed Line Products Co.	7	660
Shoals Technologies Group, Inc., Class A*	326	9,444
Stem, Inc.*	420	5,489
SunPower Corp.*	238	5,772
Thermon Group Holdings, Inc.*	97	1,970
TPI Composites, Inc.*	107	1,293
Vicor Corp.*	64	3,455
		102,917
Electronic Equipment, Instruments & Components - 0.4%
908 Devices, Inc.*	64	685
Advanced Energy Industries, Inc.	110	10,190
Aeva Technologies, Inc.*	284	477
AEye, Inc.*	78	69
Akoustis Technologies, Inc.*	152	578
Arlo Technologies, Inc.*	254	970
Badger Meter, Inc.	85	9,845
Belden, Inc.	126	10,135
Benchmark Electronics, Inc.	102	2,945
Cepton, Inc.*	139	189
CTS Corp.	92	3,910
ePlus, Inc.*	77	3,824
Evolv Technologies Holdings, Inc.*	247	862
Fabrinet*	108	14,408
FARO Technologies, Inc.*	53	1,586
Focus Universal, Inc.*	51	560
Identiv, Inc.*	65	543
Insight Enterprises, Inc.*	91	9,456
Itron, Inc.*	132	7,020
Kimball Electronics, Inc.*	70	1,616
Knowles Corp.*	261	4,072
Lightwave Logic, Inc.*	326	2,585
Methode Electronics, Inc.	106	4,842
MicroVision, Inc.*	484	1,466
Mirion Technologies, Inc.*	400	2,552
Napco Security Technologies, Inc.*	85	2,242
nLight, Inc.*	129	1,401
Novanta, Inc.*	104	16,406
OSI Systems, Inc.*	47	4,159
Ouster, Inc.*	418	493
PAR Technology Corp.*	77	1,876
PC Connection, Inc.*	33	1,833
Plexus Corp.*	80	8,818
Rogers Corp.*	54	5,888
Sanmina Corp.*	166	10,971
ScanSource, Inc.*	74	2,210
SmartRent, Inc.*	355	863
TTM Technologies, Inc.*	296	4,757
Velodyne Lidar, Inc.*	565	556
Vishay Intertechnology, Inc.	385	8,870
Vishay Precision Group, Inc.*	36	1,461
		168,189
Energy Equipment & Services - 0.3%
Archrock, Inc.	395	3,440
Borr Drilling Ltd.*	570	2,662
Bristow Group, Inc.*	68	1,768
Cactus, Inc., Class A	172	9,355
ChampionX Corp.	596	18,381
Diamond Offshore Drilling, Inc.*	295	2,823
DMC Global, Inc.*	54	993
Dril-Quip, Inc.*	100	2,354
Expro Group Holdings NV*	226	3,926
Helix Energy Solutions Group, Inc.*	418	2,667
Helmerich & Payne, Inc.	300	15,324
Liberty Energy, Inc., Class A*	416	6,876
Nabors Industries Ltd.*	27	4,275
National Energy Services Reunited Corp.*	111	709
Newpark Resources, Inc.*	253	1,015
NexTier Oilfield Solutions, Inc.*	513	5,227
Noble Corp. plc*	216	8,020
Oceaneering International, Inc.*	292	4,436
Oil States International, Inc.*	184	1,242
Patterson-UTI Energy, Inc.	626	11,237
ProFrac Holding Corp., Class A*	47	1,108
ProPetro Holding Corp.*	255	2,800
RPC, Inc.	217	2,009
Select Energy Services, Inc., Class A	209	1,712
Solaris Oilfield Infrastructure, Inc., Class A	92	1,009
TETRA Technologies, Inc.*	364	1,387
Tidewater, Inc.*	124	3,770
US Silica Holdings, Inc.*	216	2,827
Valaris Ltd.*	178	11,750
Weatherford International plc*	207	8,984
		144,086
Entertainment - 0.1%
Cinemark Holdings, Inc.*	318	4,328
IMAX Corp.*	138	2,331
Liberty Media Corp.-Liberty Braves, Class A*	29	960
Liberty Media Corp.-Liberty Braves, Class C*	110	3,584
Lions Gate Entertainment Corp., Class A*	170	1,299
Lions Gate Entertainment Corp., Class B*	337	2,399
Madison Square Garden Entertainment Corp.*	75	3,609
Marcus Corp. (The)	70	1,137
Playstudios, Inc.*	232	970

See accompanying notes to the financial statements.

Hedge Replication ETF
Schedule of Portfolio Investments
November 30, 2022 (Unaudited)

Investments	Shares	Value ($)
Reservoir Media, Inc.*	60	379
Skillz, Inc.*	918	899
		21,895
Equity Real Estate Investment Trusts (REITs) - 1.0%
Acadia Realty Trust	271	4,168
Agree Realty Corp.	230	16,089
Alexander & Baldwin, Inc.	212	4,187
Alexander's, Inc.	6	1,465
American Assets Trust, Inc.	144	4,218
Apartment Investment and Management Co., Class A	437	3,662
Apple Hospitality REIT, Inc.	628	10,714
Armada Hoffler Properties, Inc.	195	2,369
Ashford Hospitality Trust, Inc.*	101	658
Bluerock Homes Trust, Inc.*	10	245
Braemar Hotels & Resorts, Inc.	200	738
Brandywine Realty Trust	496	3,427
Broadstone Net Lease, Inc.	487	8,264
BRT Apartments Corp.	35	722
CareTrust REIT, Inc.	282	5,584
CBL & Associates Properties, Inc.	78	2,379
Centerspace	45	2,903
Chatham Lodging Trust*	140	1,872
City Office REIT, Inc.	119	1,177
Clipper Realty, Inc.	35	265
Community Healthcare Trust, Inc.	69	2,433
Corporate Office Properties Trust	329	9,136
CTO Realty Growth, Inc.	51	1,069
DiamondRock Hospitality Co.	612	5,759
Diversified Healthcare Trust	695	688
Easterly Government Properties, Inc.	266	4,213
Elme Communities	255	5,039
Empire State Realty Trust, Inc., Class A	394	3,038
Equity Commonwealth	310	8,398
Essential Properties Realty Trust, Inc.	410	9,516
Farmland Partners, Inc.	142	1,886
Four Corners Property Trust, Inc.	237	6,432
Franklin Street Properties Corp.	289	844
Getty Realty Corp.	123	4,061
Gladstone Commercial Corp.	114	2,165
Gladstone Land Corp.	94	1,931
Global Medical REIT, Inc.	178	1,798
Global Net Lease, Inc.	304	4,113
Hersha Hospitality Trust, Class A	91	876
Independence Realty Trust, Inc.	646	11,706
Indus Realty Trust, Inc.	15	960
Industrial Logistics Properties Trust	190	773
Innovative Industrial Properties, Inc.	81	9,818
InvenTrust Properties Corp.	197	5,065
iStar, Inc.	199	1,598
Kite Realty Group Trust	635	14,478
LTC Properties, Inc.	116	4,558
LXP Industrial Trust	806	8,673
Macerich Co. (The)	628	7,976
National Health Investors, Inc.	125	7,033
Necessity Retail REIT, Inc. (The)	390	2,605
NETSTREIT Corp.	178	3,476
NexPoint Residential Trust, Inc.	66	3,174
Office Properties Income Trust	140	2,141
One Liberty Properties, Inc.	47	1,120
Orion Office REIT, Inc.	167	1,551
Outfront Media, Inc.	428	7,828
Paramount Group, Inc.	560	3,651
Pebblebrook Hotel Trust	379	6,310
Phillips Edison & Co., Inc.	342	11,023
Physicians Realty Trust	657	9,809
Piedmont Office Realty Trust, Inc., Class A	359	3,737
Plymouth Industrial REIT, Inc.	110	2,277
Postal Realty Trust, Inc., Class A	51	790
PotlatchDeltic Corp.	232	11,087
Retail Opportunity Investments Corp.	351	5,353
RLJ Lodging Trust	468	5,672
RPT Realty	247	2,766
Ryman Hospitality Properties, Inc.	157	14,370
Sabra Health Care REIT, Inc.	673	8,688
Safehold, Inc.	79	2,339
Saul Centers, Inc.	35	1,509
Service Properties Trust	479	3,760
SITE Centers Corp.	568	7,719
STAG Industrial, Inc.	526	17,311
Summit Hotel Properties, Inc.	305	2,608
Sunstone Hotel Investors, Inc.	619	6,803
Tanger Factory Outlet Centers, Inc.	296	5,757
Terreno Realty Corp.	217	12,725
UMH Properties, Inc.	145	2,553
Uniti Group, Inc.	693	5,281
Universal Health Realty Income Trust	37	1,942
Urban Edge Properties	334	5,254
Urstadt Biddle Properties, Inc., Class A	86	1,645
Veris Residential, Inc.*	251	4,031
Whitestone REIT	137	1,333
Xenia Hotels & Resorts, Inc.	334	5,150
		416,287
Food & Staples Retailing - 0.1%
Andersons, Inc. (The)	94	3,619
Chefs' Warehouse, Inc. (The)*	100	3,885
HF Foods Group, Inc.*	102	453
Ingles Markets, Inc., Class A	41	4,145
Natural Grocers by Vitamin Cottage, Inc.	27	272
PriceSmart, Inc.	72	5,115
Rite Aid Corp.*	160	811
SpartanNash Co.	104	3,416
Sprouts Farmers Market, Inc.*	313	10,745
United Natural Foods, Inc.*	170	8,106
Village Super Market, Inc., Class A	25	564
Weis Markets, Inc.	48	4,186
		45,317
Food Products - 0.2%
Alico, Inc.	18	557
AppHarvest, Inc.*	218	196
B&G Foods, Inc.	207	2,749
Benson Hill, Inc.*	500	1,555
Beyond Meat, Inc.*	179	2,612
BRC, Inc., Class A*	76	464
Calavo Growers, Inc.	50	1,748
Cal-Maine Foods, Inc.	111	6,469
Fresh Del Monte Produce, Inc.	89	2,463
Hain Celestial Group, Inc. (The)*	219	4,104
Hostess Brands, Inc.*	397	10,481

See accompanying notes to the financial statements.

Hedge Replication ETF
Schedule of Portfolio Investments
November 30, 2022 (Unaudited)

Investments	Shares	Value ($)
J & J Snack Foods Corp.	44	7,217
John B Sanfilippo & Son, Inc.	26	2,202
Lancaster Colony Corp.	57	11,807
Lifecore Biomedical, Inc.*	76	647
Local Bounti Corp.*	126	265
Mission Produce, Inc.*	117	1,859
Seneca Foods Corp., Class A*	15	964
Simply Good Foods Co. (The)*	263	10,494
Sovos Brands, Inc.*	112	1,612
SunOpta, Inc.*	285	2,665
Tattooed Chef, Inc.*	144	217
Tootsie Roll Industries, Inc.	45	2,023
TreeHouse Foods, Inc.*	148	7,316
Utz Brands, Inc.	192	3,659
Vital Farms, Inc.*	87	1,241
Whole Earth Brands, Inc.*	119	515
		88,101
Gas Utilities - 0.2%
Brookfield Infrastructure Corp., Class A	286	13,408
Chesapeake Utilities Corp.	50	5,986
New Jersey Resources Corp.	281	13,980
Northwest Natural Holding Co.	101	5,061
ONE Gas, Inc.	157	13,651
South Jersey Industries, Inc.	359	12,457
Southwest Gas Holdings, Inc.	195	13,350
Spire, Inc.	149	11,041
		88,934
Health Care Equipment & Supplies - 0.6%
Alphatec Holdings, Inc.*	212	2,175
AngioDynamics, Inc.*	109	1,412
Artivion, Inc.*	114	1,458
AtriCure, Inc.*	133	6,060
Atrion Corp.	4	2,419
Avanos Medical, Inc.*	135	3,632
Axogen, Inc.*	118	1,292
Axonics, Inc.*	143	9,793
Bioventus, Inc., Class A*	93	181
Butterfly Network, Inc.*	388	1,253
Cardiovascular Systems, Inc.*	116	1,625
Cerus Corp.*	504	2,016
CONMED Corp.	85	7,042
Cue Health, Inc.*	318	1,018
Cutera, Inc.*	48	2,284
Embecta Corp.	170	5,596
Figs, Inc., Class A*	372	2,913
Glaukos Corp.*	134	6,240
Haemonetics Corp.*	148	12,626
Heska Corp.*	28	1,802
Inari Medical, Inc.*	141	10,375
Inogen, Inc.*	67	1,495
Inspire Medical Systems, Inc.*	82	19,809
Integer Holdings Corp.*	97	7,209
iRadimed Corp.	21	621
iRhythm Technologies, Inc.*	87	9,487
Lantheus Holdings, Inc.*	199	12,354
LeMaitre Vascular, Inc.	57	2,671
LivaNova plc*	156	8,638
Meridian Bioscience, Inc.*	125	4,000
Merit Medical Systems, Inc.*	163	11,736
Mesa Laboratories, Inc.	14	2,368
Nano-X Imaging Ltd.*	134	1,427
Neogen Corp.*	316	5,233
Nevro Corp.*	102	4,764
NuVasive, Inc.*	153	5,943
Omnicell, Inc.*	128	6,606
OraSure Technologies, Inc.*	210	1,058
Orthofix Medical, Inc.*	57	1,025
OrthoPediatrics Corp.*	43	1,892
Outset Medical, Inc.*	140	2,951
Owlet, Inc.*	49	41
Paragon 28, Inc.*	135	2,768
PROCEPT BioRobotics Corp.*	75	3,218
Pulmonx Corp.*	100	602
RxSight, Inc.*	60	766
SeaSpine Holdings Corp.*	105	786
Senseonics Holdings, Inc.*	1,336	1,483
Shockwave Medical, Inc.*	104	26,374
SI-BONE, Inc.*	99	1,216
Sight Sciences, Inc.*	63	704
Silk Road Medical, Inc.*	101	5,378
STAAR Surgical Co.*	140	7,995
Surmodics, Inc.*	40	1,445
Tactile Systems Technology, Inc.*	57	488
Tenon Medical, Inc.*	10	19
TransMedics Group, Inc.*	89	5,506
Treace Medical Concepts, Inc.*	98	2,269
UFP Technologies, Inc.*	20	2,401
Utah Medical Products, Inc.	10	891
Varex Imaging Corp.*	113	2,400
Vicarious Surgical, Inc.*	160	560
ViewRay, Inc.*	432	2,082
Zimvie, Inc.*	61	545
Zynex, Inc.	65	892
		265,328
Health Care Providers & Services - 0.4%
1Life Healthcare, Inc.*	526	8,937
23andMe Holding Co.*	754	2,300
Accolade, Inc.*	190	1,678
AdaptHealth Corp.*	211	4,707
Addus HomeCare Corp.*	45	4,963
Agiliti, Inc.*	81	1,337
AirSculpt Technologies, Inc.	37	133
Alignment Healthcare, Inc.*	246	3,272
AMN Healthcare Services, Inc.*	126	15,586
Apollo Medical Holdings, Inc.*	113	3,216
ATI Physical Therapy, Inc.*	219	87
Aveanna Healthcare Holdings, Inc.*	130	88
Brookdale Senior Living, Inc.*	543	1,710
Cano Health, Inc.*	473	899
CareMax, Inc.*	174	689
Castle Biosciences, Inc.*	72	1,699
Clover Health Investments Corp.*	1,127	1,476
Community Health Systems, Inc.*	366	1,255
CorVel Corp.*	26	3,977
Cross Country Healthcare, Inc.*	107	3,828
DocGo, Inc.*	234	1,720
Ensign Group, Inc. (The)	157	14,915
Fulgent Genetics, Inc.*	63	2,285
HealthEquity, Inc.*	243	15,426
Hims & Hers Health, Inc.*	354	2,191
Innovage Holding Corp.*	56	363
Invitae Corp.*	690	2,049
Joint Corp. (The)*	41	611
LHC Group, Inc.*	87	14,217
LifeStance Health Group, Inc.*	211	1,074
ModivCare, Inc.*	37	2,849

See accompanying notes to the financial statements.

Hedge Replication ETF
Schedule of Portfolio Investments
November 30, 2022 (Unaudited)

Investments	Shares	Value ($)
National HealthCare Corp.	37	2,281
National Research Corp.	41	1,588
Oncology Institute, Inc. (The)*	103	145
OPKO Health, Inc.*	1,179	1,769
Option Care Health, Inc.*	456	13,730
Owens & Minor, Inc.	215	4,431
P3 Health Partners, Inc.*	72	344
Patterson Cos., Inc.	254	7,224
Pediatrix Medical Group, Inc.*	243	3,883
Pennant Group, Inc. (The)*	75	776
PetIQ, Inc.*	80	950
Privia Health Group, Inc.*	131	3,135
Progyny, Inc.*	218	7,985
R1 RCM, Inc.*	439	3,973
RadNet, Inc.*	146	2,886
Select Medical Holdings Corp.	304	7,472
Sema4 Holdings Corp.*	462	191
Surgery Partners, Inc.*	115	3,256
US Physical Therapy, Inc.	37	3,197
		188,753
Health Care Technology - 0.1%
Allscripts Healthcare Solutions, Inc.*	319	6,042
American Well Corp., Class A*	670	2,445
Babylon Holdings Ltd., Class A*	319	180
Computer Programs and Systems, Inc.*	41	1,214
Evolent Health, Inc., Class A*	239	6,881
Health Catalyst, Inc.*	160	1,677
HealthStream, Inc.*	71	1,803
Multiplan Corp.*	1,103	1,643
NextGen Healthcare, Inc.*	165	3,432
Nutex Health, Inc.*	114	177
OptimizeRx Corp.*	51	1,076
Pear Therapeutics, Inc.*	200	370
Phreesia, Inc.*	143	3,978
Schrodinger, Inc.*	157	2,826
Sharecare, Inc.*	860	1,643
Simulations Plus, Inc.	45	1,826
		37,213
Hotels, Restaurants & Leisure - 0.4%
Accel Entertainment, Inc.*	168	1,436
Bally's Corp.*	106	2,650
Biglari Holdings, Inc., Class B*	2	288
BJ's Restaurants, Inc.*	66	2,117
Bloomin' Brands, Inc.	257	5,788
Bluegreen Vacations Holding Corp.	34	733
Bowlero Corp.*	118	1,647
Brinker International, Inc.*	126	4,215
Century Casinos, Inc.*	79	590
Cheesecake Factory, Inc. (The)	144	5,046
Chuy's Holdings, Inc.*	55	1,743
Cracker Barrel Old Country Store, Inc.	67	7,692
Dave & Buster's Entertainment, Inc.*	125	4,958
Denny's Corp.*	164	2,057
Dine Brands Global, Inc.	43	3,207
El Pollo Loco Holdings, Inc.	57	621
Everi Holdings, Inc.*	252	4,213
F45 Training Holdings, Inc.*	107	288
First Watch Restaurant Group, Inc.*	29	455
Full House Resorts, Inc.*	96	734
Golden Entertainment, Inc.*	59	2,614
Hilton Grand Vacations, Inc.*	256	11,269
Inspirato, Inc.*	61	114
Inspired Entertainment, Inc.*	63	771
International Game Technology plc	287	7,043
Jack in the Box, Inc.	62	4,483
Krispy Kreme, Inc.	210	3,238
Kura Sushi USA, Inc., Class A*	13	854
Life Time Group Holdings, Inc.*	122	1,565
Light & Wonder, Inc.*	275	17,812
Lindblad Expeditions Holdings, Inc.*	98	890
Monarch Casino & Resort, Inc.*	39	3,309
NEOGAMES SA*	38	525
Noodles & Co., Class A*	120	661
ONE Group Hospitality, Inc. (The)*	66	435
Papa John's International, Inc.	96	7,993
Portillo's, Inc., Class A*	68	1,373
RCI Hospitality Holdings, Inc.	25	2,276
Red Rock Resorts, Inc., Class A	148	6,669
Rush Street Interactive, Inc.*	178	628
Ruth's Hospitality Group, Inc.	94	1,646
SeaWorld Entertainment, Inc.*	122	6,961
Shake Shack, Inc., Class A*	109	5,733
Sonder Holdings, Inc.*	553	979
Sweetgreen, Inc., Class A*	256	3,669
Target Hospitality Corp.*	85	1,229
Texas Roadhouse, Inc.	195	19,367
Vacasa, Inc., Class A*	327	513
Wingstop, Inc.	87	14,399
Xponential Fitness, Inc., Class A*	50	1,107
		180,603
Household Durables - 0.3%
Aterian, Inc.*	193	209
Beazer Homes USA, Inc.*	87	1,188
Cavco Industries, Inc.*	26	5,970
Century Communities, Inc.	83	3,997
Dream Finders Homes, Inc., Class A*	61	600
Ethan Allen Interiors, Inc.	66	1,878
GoPro, Inc., Class A*	378	2,072
Green Brick Partners, Inc.*	79	1,910
Helen of Troy Ltd.*	69	6,799
Hovnanian Enterprises, Inc., Class A*	15	720
Installed Building Products, Inc.	70	5,945
iRobot Corp.*	78	4,063
KB Home	229	7,188
Landsea Homes Corp.*	28	154
La-Z-Boy, Inc.	125	3,404
Legacy Housing Corp.*	26	456
LGI Homes, Inc.*	60	5,960
Lifetime Brands, Inc.	37	311
Lovesac Co. (The)*	41	1,068
M/I Homes, Inc.*	79	3,569
MDC Holdings, Inc.	166	5,383
Meritage Homes Corp.*	106	9,160
Purple Innovation, Inc.*	161	813
Skyline Champion Corp.*	155	8,059
Snap One Holdings Corp.*	52	422
Sonos, Inc.*	372	6,521
Taylor Morrison Home Corp., Class A*	321	9,755

See accompanying notes to the financial statements.

Hedge Replication ETF
Schedule of Portfolio Investments
November 30, 2022 (Unaudited)

Investments	Shares	Value ($)
Traeger, Inc.*	95	304
Tri Pointe Homes, Inc.*	294	5,421
Tupperware Brands Corp.*	129	597
Universal Electronics, Inc.*	35	766
Vizio Holding Corp., Class A*	198	2,037
Vuzix Corp.*	173	721
Weber, Inc., Class A	79	537
		107,957
Household Products - 0.0%(b)
Central Garden & Pet Co.*	29	1,190
Central Garden & Pet Co., Class A*	117	4,571
Energizer Holdings, Inc.	194	6,614
WD-40 Co.	40	6,700
		19,075
Independent Power and Renewable Electricity Producers - 0.1%
Altus Power, Inc.*	122	872
Clearway Energy, Inc., Class A	102	3,358
Clearway Energy, Inc., Class C(c)	239	8,470
Montauk Renewables, Inc.*	188	2,269
Ormat Technologies, Inc.	143	12,932
Sunnova Energy International, Inc.*	290	6,621
		34,522
Industrial Conglomerates - 0.0%(b)
Brookfield Business Corp., Class A	76	1,686

Insurance - 0.3%
Ambac Financial Group, Inc.*	129	2,097
American Equity Investment Life Holding Co.	212	8,588
AMERISAFE, Inc.	55	3,265
Argo Group International Holdings Ltd.	92	2,501
Bright Health Group, Inc.*	564	557
BRP Group, Inc., Class A*	174	5,227
CNO Financial Group, Inc.	331	7,772
Crawford & Co., Class A	45	285
Donegal Group, Inc., Class A	45	669
eHealth, Inc.*	73	260
Employers Holdings, Inc.	79	3,671
Enstar Group Ltd.*	33	7,194
Genworth Financial, Inc., Class A*	1,466	7,374
Goosehead Insurance, Inc., Class A*	55	2,234
Greenlight Capital Re Ltd., Class A*	76	595
HCI Group, Inc.	18	674
Hippo Holdings, Inc.*	46	687
Horace Mann Educators Corp.	120	4,631
Investors Title Co.	4	614
James River Group Holdings Ltd.	107	2,570
Kinsale Capital Group, Inc.	63	19,417
Lemonade, Inc.*	136	2,700
MBIA, Inc.*	140	1,779
Mercury General Corp.	78	2,830
National Western Life Group, Inc., Class A	6	1,265
NI Holdings, Inc.*	25	337
Oscar Health, Inc., Class A*	345	994
Palomar Holdings, Inc.*	71	4,454
ProAssurance Corp.	157	3,138
RLI Corp.	114	14,828
Root, Inc., Class A*	23	167
Safety Insurance Group, Inc.	41	3,761
Selective Insurance Group, Inc.	174	16,725
Selectquote, Inc.*	390	234
SiriusPoint Ltd.*	269	1,754
Stewart Information Services Corp.	78	3,452
Tiptree, Inc.	72	999
Trean Insurance Group, Inc.*	67	185
Trupanion, Inc.*	114	5,959
United Fire Group, Inc.	63	1,925
Universal Insurance Holdings, Inc.	76	835
		149,203
Interactive Media & Services - 0.1%
Arena Group Holdings, Inc. (The)*	33	453
Bumble, Inc., Class A*	252	6,139
Cargurus, Inc.*	298	3,898
Cars.com, Inc.*	196	2,897
DHI Group, Inc.*	125	702
Eventbrite, Inc., Class A*	225	1,640
EverQuote, Inc., Class A*	58	626
fuboTV, Inc.*	521	1,454
Leafly Holdings, Inc.*	90	64
MediaAlpha, Inc., Class A*	70	831
Outbrain, Inc.*	114	442
QuinStreet, Inc.*	151	2,149
Shutterstock, Inc.	71	3,821
TrueCar, Inc.*	263	655
Vimeo, Inc.*	418	1,789
Vinco Ventures, Inc.*	665	446
Wejo Group Ltd.*	68	64
Yelp, Inc.*	200	6,190
Ziff Davis, Inc.*	134	12,363
ZipRecruiter, Inc., Class A*	233	3,858
		50,481
Internet & Direct Marketing Retail - 0.1%
1-800-Flowers.com, Inc., Class A*	78	660
1stdibs.com, Inc.*	69	415
aka Brands Holding Corp.*	34	61
BARK, Inc.*	349	579
Boxed, Inc.*	169	62
CarParts.com, Inc.*	149	808
ContextLogic, Inc., Class A*	1,688	1,239
Duluth Holdings, Inc., Class B*	38	333
Groupon, Inc.*	64	533
Lands' End, Inc.*	44	509
Liquidity Services, Inc.*	71	1,185
Lulu's Fashion Lounge Holdings, Inc.*	49	189
Overstock.com, Inc.*	124	3,301
PetMed Express, Inc.	59	1,168
Porch Group, Inc.*	236	481
Poshmark, Inc., Class A*	134	2,389
Quotient Technology, Inc.*	265	782
Qurate Retail, Inc., Series A*	1,023	2,404
RealReal, Inc. (The)*	253	377
Rent the Runway, Inc., Class A*	138	184
Revolve Group, Inc.*	119	3,144
RumbleON, Inc., Class B*	30	229
Stitch Fix, Inc., Class A*	237	957
ThredUp, Inc., Class A*	173	216
Vivid Seats, Inc., Class A*	75	585
Xometry, Inc., Class A*	99	4,181
		26,971

See accompanying notes to the financial statements.

Hedge Replication ETF
Schedule of Portfolio Investments
November 30, 2022 (Unaudited)

Investments	Shares	Value ($)

IT Services - 0.3%
AvidXchange Holdings, Inc.*	428	3,689
BigCommerce Holdings, Inc., Series 1*	187	1,616
Brightcove, Inc.*	121	669
Cantaloupe, Inc.*	172	624
Cass Information Systems, Inc.	39	1,696
Cerberus Cyber Sentinel Corp.*	135	414
Conduent, Inc.*	496	2,004
Core Scientific, Inc.*	785	105
CSG Systems International, Inc.	92	5,689
Cyxtera Technologies, Inc.*	109	214
DigitalOcean Holdings, Inc.*	203	6,056
Edgio, Inc.*	402	579
EVERTEC, Inc.	183	6,180
Evo Payments, Inc., Class A*	138	4,652
ExlService Holdings, Inc.*	95	17,784
Fastly, Inc., Class A*	326	3,149
Flywire Corp.*	163	3,535
Grid Dynamics Holdings, Inc.*	142	1,809
Hackett Group, Inc. (The)	78	1,802
I3 Verticals, Inc., Class A*	65	1,709
IBEX Holdings Ltd.*	16	413
Information Services Group, Inc.	103	552
International Money Express, Inc.*	94	2,042
Marqeta, Inc., Class A*	1,266	8,470
Maximus, Inc.	177	12,443
MoneyGram International, Inc.*	273	2,981
Paya Holdings, Inc.*	255	2,374
Payoneer Global, Inc.*	631	3,407
Paysafe Ltd.*	988	1,403
Perficient, Inc.*	100	7,105
PFSweb, Inc.*	49	547
Priority Technology Holdings, Inc.*	53	316
Rackspace Technology, Inc.*	168	820
Remitly Global, Inc.*	288	3,013
Repay Holdings Corp.*	256	2,268
Sabre Corp.*	952	5,817
Squarespace, Inc., Class A*	91	1,865
StoneCo Ltd., Class A*	809	9,449
TTEC Holdings, Inc.	55	2,637
Tucows, Inc., Class A*	29	890
Unisys Corp.*	194	834
Verra Mobility Corp.*	418	6,625
		140,246
Leisure Products - 0.1%
Acushnet Holdings Corp.	99	4,500
AMMO, Inc.*	256	548
Clarus Corp.	84	699
Johnson Outdoors, Inc., Class A	15	848
Latham Group, Inc.*	126	435
Malibu Boats, Inc., Class A*	60	3,463
Marine Products Corp.	25	291
MasterCraft Boat Holdings, Inc.*	52	1,337
Smith & Wesson Brands, Inc.	133	1,565
Solo Brands, Inc., Class A*	64	278
Sturm Ruger & Co., Inc.	50	2,747
Topgolf Callaway Brands Corp.*	408	8,548
Vista Outdoor, Inc.*	163	4,559
		29,818
Life Sciences Tools & Services - 0.1%
AbCellera Biologics, Inc.*	604	7,774
Adaptive Biotechnologies Corp.*	325	2,854
Akoya Biosciences, Inc.*	46	597
Alpha Teknova, Inc.*	19	90
Berkeley Lights, Inc.*	164	482
BioLife Solutions, Inc.*	99	2,096
Bionano Genomics, Inc.*	852	1,713
Codexis, Inc.*	179	979
CryoPort, Inc.*	127	2,508
Cytek Biosciences, Inc.*	333	4,292
Inotiv, Inc.*	50	302
MaxCyte, Inc.*	254	1,521
Medpace Holdings, Inc.*	74	15,532
NanoString Technologies, Inc.*	136	951
Nautilus Biotechnology, Inc.*	140	253
NeoGenomics, Inc.*	367	4,114
OmniAb, Inc.*	217	768
Pacific Biosciences of California, Inc.*	659	7,084
Quanterix Corp.*	99	1,317
Quantum-Si, Inc.*	267	635
Science 37 Holdings, Inc.*	183	109
Seer, Inc.*	150	969
Singular Genomics Systems, Inc.*	163	333
SomaLogic, Inc.*	438	1,226
		58,499
Machinery - 0.6%
3D Systems Corp.*	370	3,752
Alamo Group, Inc.	30	4,515
Albany International Corp., Class A	91	9,225
Altra Industrial Motion Corp.	190	11,138
Astec Industries, Inc.	67	2,964
Barnes Group, Inc.	143	6,090
Berkshire Grey, Inc.*	144	137
Blue Bird Corp.*	51	602
Chart Industries, Inc.*	107	15,300
CIRCOR International, Inc.*	53	1,460
Columbus McKinnon Corp.	82	2,643
Desktop Metal, Inc., Class A*	772	1,583
Douglas Dynamics, Inc.	66	2,569
Energy Recovery, Inc.*	160	3,709
Enerpac Tool Group Corp.	171	4,282
EnPro Industries, Inc.	61	7,247
ESCO Technologies, Inc.	75	7,051
Evoqua Water Technologies Corp.*	343	14,917
Fathom Digital Manufacturing Corp.*	30	73
Federal Signal Corp.	175	8,503
Franklin Electric Co., Inc.	135	11,245
Gorman-Rupp Co. (The)	67	1,855
Greenbrier Cos., Inc. (The)	92	3,532
Helios Technologies, Inc.	95	5,010
Hillenbrand, Inc.	202	10,100
Hillman Solutions Corp.*	393	3,128
Hydrofarm Holdings Group, Inc.*	128	321
Hyliion Holdings Corp.*	388	1,172
Hyster-Yale Materials Handling, Inc.	32	937
Hyzon Motors, Inc.*	257	416
John Bean Technologies Corp.	92	8,451
Kadant, Inc.	34	6,563
Kennametal, Inc.	237	6,262
Lightning eMotors, Inc.*	115	78
Lindsay Corp.	32	5,648
Luxfer Holdings plc	79	1,158
Manitowoc Co., Inc. (The)*	101	992

See accompanying notes to the financial statements.

Hedge Replication ETF
Schedule of Portfolio Investments
November 30, 2022 (Unaudited)

Investments	Shares	Value ($)
Markforged Holding Corp.*	323	368
Microvast Holdings, Inc.*	490	1,073
Miller Industries, Inc.	32	883
Mueller Industries, Inc.	163	11,209
Mueller Water Products, Inc., Class A	455	5,305
Nikola Corp.*	941	2,465
Omega Flex, Inc.	9	865
Proterra, Inc.*	646	3,579
Proto Labs, Inc.*	80	2,122
RBC Bearings, Inc.*	83	19,668
REV Group, Inc.	99	1,375
Sarcos Technology and Robotics Corp.*	321	374
Shyft Group, Inc. (The)	101	2,477
SPX Technologies, Inc.*	127	8,496
Standex International Corp.	35	3,677
Tennant Co.	54	3,431
Terex Corp.	194	8,907
Titan International, Inc.*	149	2,135
Trinity Industries, Inc.	239	7,321
Velo3D, Inc.*	165	335
Wabash National Corp.	142	3,560
Watts Water Technologies, Inc., Class A	80	12,676
Xos, Inc.*	163	104
		277,033
Marine - 0.0%(b)
Costamare, Inc.	154	1,485
Eagle Bulk Shipping, Inc.	39	2,006
Eneti, Inc.	69	632
Genco Shipping & Trading Ltd.	107	1,587
Golden Ocean Group Ltd.	358	3,021
Matson, Inc.	112	7,141
Safe Bulkers, Inc.	215	613
		16,485
Media - 0.1%
AdTheorent Holding Co., Inc.*	107	207
Advantage Solutions, Inc.*	241	598
AMC Networks, Inc., Class A*	88	1,756
Audacy, Inc.*	352	101
Boston Omaha Corp., Class A*	64	1,834
Cardlytics, Inc.*	94	422
Clear Channel Outdoor Holdings, Inc.*	1,076	1,216
Cumulus Media, Inc., Class A*	53	388
Daily Journal Corp.*	3	825
Entravision Communications Corp., Class A	174	967
EW Scripps Co. (The), Class A*	171	2,562
Gambling.com Group Ltd.*	26	267
Gannett Co., Inc.*	421	1,052
Gray Television, Inc.	239	2,796
iHeartMedia, Inc., Class A*	352	2,830
Innovid Corp.*	224	663
Integral Ad Science Holding Corp.*	111	1,104
John Wiley & Sons, Inc., Class A	125	5,926
Loyalty Ventures, Inc.*	60	145
Magnite, Inc.*	381	4,233
PubMatic, Inc., Class A*	124	1,943
Scholastic Corp.	86	3,536
Sinclair Broadcast Group, Inc., Class A	117	2,172
Stagwell, Inc.*	228	1,701
TechTarget, Inc.*	80	3,653
TEGNA, Inc.	650	12,831
Thryv Holdings, Inc.*	74	1,419
Urban One, Inc.*	24	120
Urban One, Inc., Class D*	31	136
WideOpenWest, Inc.*	156	1,619
		59,022
Metals & Mining - 0.3%
5E Advanced Materials, Inc.*	97	1,086
Alpha Metallurgical Resources, Inc.	48	8,219
Arconic Corp.*	299	7,125
ATI, Inc.*	362	11,045
Carpenter Technology Corp.	140	5,748
Century Aluminum Co.*	151	1,361
Coeur Mining, Inc.*	814	2,849
Commercial Metals Co.	354	17,424
Compass Minerals International, Inc.	100	4,435
Constellium SE*	369	4,594
Dakota Gold Corp.*	151	510
Haynes International, Inc.	36	1,799
Hecla Mining Co.	1,614	8,796
Hycroft Mining Holding Corp.*	441	318
Ivanhoe Electric, Inc.*	42	442
Kaiser Aluminum Corp.	46	4,158
Materion Corp.	60	4,834
Novagold Resources, Inc.*	698	4,028
Olympic Steel, Inc.	28	983
Piedmont Lithium, Inc.*	50	2,883
PolyMet Mining Corp.*	86	258
Ramaco Resources, Inc.	66	756
Ryerson Holding Corp.	57	1,681
Schnitzer Steel Industries, Inc., Class A	76	2,609
SunCoke Energy, Inc.	244	2,064
TimkenSteel Corp.*	136	2,543
Warrior Met Coal, Inc.	150	5,523
Worthington Industries, Inc.	91	5,163
		113,234
Mortgage Real Estate Investment Trusts (REITs) - 0.2%
AFC Gamma, Inc.	46	804
Angel Oak Mortgage, Inc.	35	255
Apollo Commercial Real Estate Finance, Inc.	410	5,068
Arbor Realty Trust, Inc.	481	7,157
Ares Commercial Real Estate Corp.	150	1,869
ARMOUR Residential REIT, Inc.	333	1,958
Blackstone Mortgage Trust, Inc., Class A	496	12,534
BrightSpire Capital, Inc.	274	1,956
Broadmark Realty Capital, Inc.	381	1,551
Chicago Atlantic Real Estate Finance, Inc.	15	243
Chimera Investment Corp.	679	4,651
Claros Mortgage Trust, Inc.	268	4,631
Dynex Capital, Inc.	127	1,664
Ellington Financial, Inc.	165	2,251
Franklin BSP Realty Trust, Inc.	246	3,592
Granite Point Mortgage Trust, Inc.	151	968
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	249	8,078
Invesco Mortgage Capital, Inc.	97	1,276
KKR Real Estate Finance Trust, Inc.	166	2,747

See accompanying notes to the financial statements.

Hedge Replication ETF
Schedule of Portfolio Investments
November 30, 2022 (Unaudited)

Investments	Shares	Value ($)
Ladder Capital Corp.	331	3,674
MFA Financial, Inc.	299	3,346
New York Mortgage Trust, Inc.	1,110	3,119
Nexpoint Real Estate Finance, Inc.	24	453
Orchid Island Capital, Inc.	104	1,129
PennyMac Mortgage Investment Trust	264	4,031
Ready Capital Corp.	216	2,894
Redwood Trust, Inc.	340	2,686
TPG RE Finance Trust, Inc.	202	1,497
Two Harbors Investment Corp.	252	4,133
		90,215
Multiline Retail - 0.0%(b)
Big Lots, Inc.	83	1,619
Dillard's, Inc., Class A	12	4,316
Franchise Group, Inc.	80	2,084
		8,019
Multi-Utilities - 0.1%
Avista Corp.	212	8,751
Black Hills Corp.	190	13,610
NorthWestern Corp.	164	9,579
Unitil Corp.	46	2,522
		34,462
Oil, Gas & Consumable Fuels - 0.8%
Aemetis, Inc.*	87	479
Alto Ingredients, Inc.*	212	740
Amplify Energy Corp.*	104	861
Arch Resources, Inc.	44	6,809
Archaea Energy, Inc.*	174	4,514
Ardmore Shipping Corp.*	102	1,538
Battalion Oil Corp.*	7	79
Berry Corp.	228	2,054
Brigham Minerals, Inc., Class A	153	5,421
California Resources Corp.	222	10,074
Callon Petroleum Co.*	144	6,036
Centrus Energy Corp., Class A*	31	1,178
Chord Energy Corp.	121	18,456
Civitas Resources, Inc.	215	14,482
Clean Energy Fuels Corp.*	495	3,346
CNX Resources Corp.*	546	9,484
Comstock Resources, Inc.	267	4,899
CONSOL Energy, Inc.	100	7,745
Crescent Energy Co., Class A	95	1,335
CVR Energy, Inc.	86	3,169
Delek US Holdings, Inc.	206	6,382
Denbury, Inc.*	146	13,105
DHT Holdings, Inc.	400	4,052
Dorian LPG Ltd.	89	1,733
Earthstone Energy, Inc., Class A*	131	2,075
Empire Petroleum Corp.*	30	412
Energy Fuels, Inc.*	455	3,158
Equitrans Midstream Corp.	1,199	10,060
Excelerate Energy, Inc., Class A	54	1,531
FLEX LNG Ltd.	83	3,122
Frontline Ltd.	364	5,034
Gevo, Inc.*	575	1,253
Golar LNG Ltd.*	295	7,396
Green Plains, Inc.*	153	5,288
Gulfport Energy Corp.*	33	2,676
HighPeak Energy, Inc.	20	480
International Seaways, Inc.	144	6,203
Kinetik Holdings, Inc.	51	1,736
Kosmos Energy Ltd.*	1,318	8,765
Laredo Petroleum, Inc.*	49	3,128
Magnolia Oil & Gas Corp., Class A	487	12,701
Matador Resources Co.	329	21,832
Murphy Oil Corp.	430	20,296
NACCO Industries, Inc., Class A	12	543
NextDecade Corp.*	95	516
Nordic American Tankers Ltd.	580	2,100
Northern Oil and Gas, Inc.	195	7,096
Par Pacific Holdings, Inc.*	143	3,350
PBF Energy, Inc., Class A	283	11,255
Peabody Energy Corp.*	343	10,955
Permian Resources Corp.	600	6,096
Ranger Oil Corp.	59	2,571
REX American Resources Corp.*	46	1,357
Riley Exploration Permian, Inc.	30	975
Ring Energy, Inc.*	253	683
SandRidge Energy, Inc.*	92	1,877
Scorpio Tankers, Inc.	142	7,245
SFL Corp. Ltd.	335	3,280
SilverBow Resources, Inc.*	34	1,187
Sitio Royalties Corp.	34	1,072
SM Energy Co.	354	15,261
Talos Energy, Inc.*	193	3,792
Teekay Corp.*	204	908
Teekay Tankers Ltd., Class A*	67	2,261
Tellurian, Inc.*	1,489	4,005
Uranium Energy Corp.*	937	3,636
Ur-Energy, Inc.*	611	807
VAALCO Energy, Inc.	311	1,611
Vertex Energy, Inc.*	157	1,302
W&T Offshore, Inc.*	276	1,896
World Fuel Services Corp.	179	5,093
		347,847
Paper & Forest Products - 0.0%(b)
Clearwater Paper Corp.*	48	1,874
Glatfelter Corp.	129	448
Resolute Forest Products, Inc.*	134	2,827
Sylvamo Corp.	104	5,625
		10,774
Personal Products - 0.1%
Beauty Health Co. (The)*	291	3,128
BellRing Brands, Inc.*	384	9,565
Edgewell Personal Care Co.	150	6,481
elf Beauty, Inc.*	141	7,749
Herbalife Nutrition Ltd.*	286	5,011
Honest Co., Inc. (The)*	191	550
Inter Parfums, Inc.	52	4,955
Medifast, Inc.	32	4,034
Nature's Sunshine Products, Inc.*	39	347
Nu Skin Enterprises, Inc., Class A	146	6,090
Thorne HealthTech, Inc.*	41	197
USANA Health Sciences, Inc.*	33	1,816
Veru, Inc.*	189	1,074
		50,997
Pharmaceuticals - 0.3%
Aclaris Therapeutics, Inc.*	188	2,861
Amneal Pharmaceuticals, Inc.*	301	771
Amphastar Pharmaceuticals, Inc.*	112	3,303
Amylyx Pharmaceuticals, Inc.*	103	3,952
AN2 Therapeutics, Inc.*	14	140
ANI Pharmaceuticals, Inc.*	37	1,552
Arvinas, Inc.*	142	5,828
Atea Pharmaceuticals, Inc.*	224	1,050

See accompanying notes to the financial statements.

Hedge Replication ETF
Schedule of Portfolio Investments
November 30, 2022 (Unaudited)

Investments	Shares	Value ($)
Athira Pharma, Inc.*	101	314
Axsome Therapeutics, Inc.*	86	6,217
Cara Therapeutics, Inc.*	131	1,546
Cassava Sciences, Inc.*	111	3,866
CinCor Pharma, Inc.*	59	696
Collegium Pharmaceutical, Inc.*	99	2,165
Corcept Therapeutics, Inc.*	249	6,295
DICE Therapeutics, Inc.*	83	2,889
Edgewise Therapeutics, Inc.*	86	770
Esperion Therapeutics, Inc.*	194	1,300
Evolus, Inc.*	104	753
EyePoint Pharmaceuticals, Inc.*	77	246
Fulcrum Therapeutics, Inc.*	100	685
Harmony Biosciences Holdings, Inc.*	76	4,542
Innoviva, Inc.*	185	2,429
Intra-Cellular Therapies, Inc.*	267	14,477
Ligand Pharmaceuticals, Inc.*	44	3,208
Liquidia Corp.*	139	698
Nektar Therapeutics*	530	1,484
NGM Biopharmaceuticals, Inc.*	117	647
Nuvation Bio, Inc.*	341	651
Ocular Therapeutix, Inc.*	226	671
Pacira BioSciences, Inc.*	132	6,369
Phathom Pharmaceuticals, Inc.*	67	669
Phibro Animal Health Corp., Class A	60	739
Prestige Consumer Healthcare, Inc.*	145	8,912
Provention Bio, Inc.*(c)	172	1,555
Reata Pharmaceuticals, Inc., Class A*	80	3,166
Relmada Therapeutics, Inc.*	81	377
Revance Therapeutics, Inc.*	210	4,559
SIGA Technologies, Inc.	138	1,267
Supernus Pharmaceuticals, Inc.*	143	5,251
Tarsus Pharmaceuticals, Inc.*	53	891
Theravance Biopharma, Inc.*	188	2,023
Theseus Pharmaceuticals, Inc.*	49	323
Tricida, Inc.*	98	23
Ventyx Biosciences, Inc.*	66	1,913
Xeris Biopharma Holdings, Inc.*	387	580
		114,623
Professional Services - 0.3%
Alight, Inc., Class A*	991	8,552
ASGN, Inc.*	143	12,956
Atlas Technical Consultants, Inc.*	55	298
Barrett Business Services, Inc.	21	2,065
CBIZ, Inc.*	142	7,050
CRA International, Inc.	21	2,588
Exponent, Inc.	148	15,305
First Advantage Corp.*	172	2,288
Forrester Research, Inc.*	33	1,161
Franklin Covey Co.*	36	1,871
Heidrick & Struggles International, Inc.	57	1,693
HireRight Holdings Corp.*	62	786
Huron Consulting Group, Inc.*	60	4,672
ICF International, Inc.	53	5,744
Insperity, Inc.	106	12,566
Kelly Services, Inc., Class A	99	1,682
Kforce, Inc.	60	3,544
Korn Ferry	158	9,011
Legalzoom.com, Inc.*	280	2,478
Planet Labs PBC*	454	2,456
Red Violet, Inc.*	28	638
Resources Connection, Inc.	94	1,814
Skillsoft Corp.*	237	455
Spire Global, Inc.*	366	461
Sterling Check Corp.*	69	1,003
TriNet Group, Inc.*	109	7,899
TrueBlue, Inc.*	94	2,029
Upwork, Inc.*	349	4,275
Willdan Group, Inc.*	34	596
		117,936
Real Estate Management & Development - 0.1%
American Realty Investors, Inc.*	4	85
Anywhere Real Estate, Inc.*	327	2,469
Compass, Inc., Class A*	797	2,383
Cushman & Wakefield plc*	463	5,288
DigitalBridge Group, Inc.	473	6,825
Doma Holdings, Inc.*	401	158
Douglas Elliman, Inc.	222	915
eXp World Holdings, Inc.	203	2,653
Forestar Group, Inc.*	53	786
FRP Holdings, Inc.*	20	1,218
Kennedy-Wilson Holdings, Inc.	344	5,855
Marcus & Millichap, Inc.	75	2,793
Newmark Group, Inc., Class A	413	3,502
Offerpad Solutions, Inc.*	200	142
RE/MAX Holdings, Inc., Class A	53	1,102
Redfin Corp.*	311	1,667
RMR Group, Inc. (The), Class A	44	1,272
St Joe Co. (The)	101	3,882
Stratus Properties, Inc.	17	413
Tejon Ranch Co.*	61	1,196
Transcontinental Realty Investors, Inc.*	4	169
		44,773
Road & Rail - 0.1%
ArcBest Corp.	71	5,877
Bird Global, Inc., Class A*	501	116
Covenant Logistics Group, Inc.	30	1,152
Daseke, Inc.*	120	700
Heartland Express, Inc.	137	2,293
Marten Transport Ltd.	171	3,644
PAM Transportation Services, Inc.*	20	561
Saia, Inc.*	77	18,756
TuSimple Holdings, Inc., Class A*	409	920
Universal Logistics Holdings, Inc.	21	797
Werner Enterprises, Inc.	185	8,136
		42,952
Semiconductors & Semiconductor Equipment - 0.4%
ACM Research, Inc., Class A*	140	1,268
Alpha & Omega Semiconductor Ltd.*	65	2,280
Ambarella, Inc.*	106	7,865
Amkor Technology, Inc.	296	8,294
Atomera, Inc.*	61	520
Axcelis Technologies, Inc.*	96	7,667
AXT, Inc.*	119	632
CEVA, Inc.*	67	1,820
Cohu, Inc.*	140	5,015
Credo Technology Group Holding Ltd.*	282	3,928
Diodes, Inc.*	129	11,898
FormFactor, Inc.*	225	5,191

See accompanying notes to the financial statements.

Hedge Replication ETF
Schedule of Portfolio Investments
November 30, 2022 (Unaudited)

Investments	Shares	Value ($)
Ichor Holdings Ltd.*	82	2,442
Impinj, Inc.*	62	7,908
indie Semiconductor, Inc., Class A*	298	2,447
Kulicke & Soffa Industries, Inc.	166	7,960
MACOM Technology Solutions Holdings, Inc.*	147	10,097
MaxLinear, Inc.*	212	7,759
Onto Innovation, Inc.*	145	11,593
PDF Solutions, Inc.*	86	2,698
Photronics, Inc.*	175	3,290
Power Integrations, Inc.	165	13,279
Rambus, Inc.*	320	12,282
Rigetti Computing, Inc.*	99	129
Rockley Photonics Holdings Ltd.*	297	62
Semtech Corp.*	185	5,687
Silicon Laboratories, Inc.*	99	14,399
SiTime Corp.*	47	4,957
SkyWater Technology, Inc.*	32	316
SMART Global Holdings, Inc.*	143	2,418
Synaptics, Inc.*	116	12,292
Transphorm, Inc.*	67	385
Ultra Clean Holdings, Inc.*	132	4,703
Veeco Instruments, Inc.*	148	2,942
		186,423
Software - 0.7%
8x8, Inc.*	349	1,494
A10 Networks, Inc.	192	3,592
ACI Worldwide, Inc.*	334	6,981
Adeia, Inc.	304	3,359
Agilysys, Inc.*	58	3,851
Alarm.com Holdings, Inc.*	141	7,036
Alkami Technology, Inc.*	105	1,320
Altair Engineering, Inc., Class A*	152	7,459
American Software, Inc., Class A	105	1,555
Amplitude, Inc., Class A*	163	2,334
Appfolio, Inc., Class A*	55	6,275
Appian Corp., Class A*	117	4,449
Applied Digital Corp.*	25	49
Arteris, Inc.*	51	252
Asana, Inc., Class A*	215	3,904
Avaya Holdings Corp.*	250	241
AvePoint, Inc.*	377	1,779
Benefitfocus, Inc.*	75	778
Blackbaud, Inc.*	136	8,061
Blackline, Inc.*	161	10,898
Blend Labs, Inc., Class A*	541	714
Box, Inc., Class A*	408	11,200
BTRS Holdings, Inc., Class 1*	293	2,775
C3.ai, Inc., Class A*	200	2,602
Cerence, Inc.*	115	2,359
Cipher Mining, Inc.*	115	90
Cleanspark, Inc.*	135	304
Clear Secure, Inc., Class A	182	5,657
CommVault Systems, Inc.*	129	8,514
Consensus Cloud Solutions, Inc.*	46	2,612
Couchbase, Inc.*	77	1,047
CS Disco, Inc.*	65	508
Cvent Holding Corp.*	132	739
Digimarc Corp.*(c)	40	891
Digital Turbine, Inc.*	274	5,003
Domo, Inc., Class B*	88	1,258
Duck Creek Technologies, Inc.*	225	2,518
E2open Parent Holdings, Inc.*	581	3,422
Ebix, Inc.	77	1,462
eGain Corp.*	62	546
Enfusion, Inc., Class A*	76	726
EngageSmart, Inc.*	102	1,731
Envestnet, Inc.*	160	9,443
Everbridge, Inc.*	115	3,754
EverCommerce, Inc.*	71	474
ForgeRock, Inc., Class A*	88	1,914
Greenidge Generation Holdings, Inc.*	40	26
Instructure Holdings, Inc.*	50	1,255
Intapp, Inc.*	41	947
InterDigital, Inc.	86	4,315
IronNet, Inc.*	190	83
Kaleyra, Inc.*	85	99
KnowBe4, Inc., Class A*	213	5,259
Latch, Inc.*	318	286
LivePerson, Inc.*	206	2,418
LiveRamp Holdings, Inc.*	192	4,216
LiveVox Holdings, Inc.*	67	151
Marathon Digital Holdings, Inc.*	324	2,048
Matterport, Inc.*	646	2,035
MeridianLink, Inc.*	67	984
MicroStrategy, Inc., Class A*	28	5,546
Mitek Systems, Inc.*	123	1,258
Model N, Inc.*	107	4,160
Momentive Global, Inc.*	380	3,013
N-able, Inc.*	199	2,235
NextNav, Inc.*	196	645
Olo, Inc., Class A*	262	1,863
ON24, Inc.*	121	926
OneSpan, Inc.*	115	1,446
PagerDuty, Inc.*	248	5,515
PowerSchool Holdings, Inc., Class A*	133	2,715
Progress Software Corp.	127	6,772
PROS Holdings, Inc.*	119	2,835
Q2 Holdings, Inc.*	163	4,434
Qualys, Inc.*	112	13,812
Rapid7, Inc.*	170	4,998
Rimini Street, Inc.*	143	601
Riot Blockchain, Inc.*	394	1,832
Sapiens International Corp. NV	89	1,732
SecureWorks Corp., Class A*	30	215
ShotSpotter, Inc.*	26	872
SolarWinds Corp.*	141	1,232
Sprout Social, Inc., Class A*	134	7,946
SPS Commerce, Inc.*	106	15,080
Sumo Logic, Inc.*	331	2,516
Telos Corp.*	158	648
Tenable Holdings, Inc.*	321	12,256
Terawulf, Inc.*	65	54
Upland Software, Inc.*	86	648
UserTesting, Inc.*	138	1,024
Varonis Systems, Inc.*	318	6,754
Verint Systems, Inc.*	186	7,315
Veritone, Inc.*	92	620
Viant Technology, Inc., Class A*	42	160
Weave Communications, Inc.*	92	362
WM Technology, Inc.*	218	255
Workiva, Inc.*	139	11,198
Xperi, Inc.*	121	1,296
Yext, Inc.*	332	1,770
Zeta Global Holdings Corp., Class A*	319	2,673

See accompanying notes to the financial statements.

Hedge Replication ETF
Schedule of Portfolio Investments
November 30, 2022 (Unaudited)

Investments	Shares	Value ($)
Zuora, Inc., Class A*	355	2,726
		316,010
Specialty Retail - 0.4%
Aaron's Co., Inc. (The)	88	1,073
Abercrombie & Fitch Co., Class A*	145	3,477
Academy Sports & Outdoors, Inc.	242	12,216
American Eagle Outfitters, Inc.	450	7,119
America's Car-Mart, Inc.*	17	1,237
Arko Corp.	244	2,301
Asbury Automotive Group, Inc.*	65	12,195
Bed Bath & Beyond, Inc.*	233	792
Big 5 Sporting Goods Corp.	63	782
Boot Barn Holdings, Inc.*	86	5,792
Buckle, Inc. (The)	88	3,868
Build-A-Bear Workshop, Inc.	41	974
Caleres, Inc.	103	2,488
Camping World Holdings, Inc., Class A	112	3,083
Cato Corp. (The), Class A	52	541
Chico's FAS, Inc.*	358	2,101
Children's Place, Inc. (The)*	37	1,314
Citi Trends, Inc.*	24	725
Conn's, Inc.*	38	378
Container Store Group, Inc. (The)*	97	461
Designer Brands, Inc., Class A	163	2,494
Destination XL Group, Inc.*	170	1,132
EVgo, Inc.*	199	1,274
Express, Inc.*	188	267
Foot Locker, Inc.	238	9,472
Genesco, Inc.*	38	1,984
Group 1 Automotive, Inc.	44	8,507
GrowGeneration Corp.*	168	1,141
Guess?, Inc.	100	2,076
Haverty Furniture Cos., Inc.	43	1,356
Hibbett, Inc.	37	2,466
JOANN, Inc.	32	161
LL Flooring Holdings, Inc.*	84	572
MarineMax, Inc.*	62	2,048
Monro, Inc.	94	4,274
Murphy USA, Inc.	63	18,636
National Vision Holdings, Inc.*	229	9,265
ODP Corp. (The)*	124	5,968
OneWater Marine, Inc., Class A*	33	1,079
Party City Holdco, Inc.*	319	227
Rent-A-Center, Inc.	155	3,734
Sally Beauty Holdings, Inc.*	312	3,669
Shoe Carnival, Inc.	50	1,321
Signet Jewelers Ltd.	134	8,710
Sleep Number Corp.*	63	1,843
Sonic Automotive, Inc., Class A	59	3,135
Sportsman's Warehouse Holdings, Inc.*	126	1,237
Tile Shop Holdings, Inc.*	107	449
Tilly's, Inc., Class A	66	627
Torrid Holdings, Inc.*	43	175
TravelCenters of America, Inc.*	37	1,893
Urban Outfitters, Inc.*	186	5,383
Volta, Inc.*	358	176
Warby Parker, Inc., Class A*	244	4,155
Winmark Corp.	8	1,920
Zumiez, Inc.*	45	1,046
		176,789
Technology Hardware, Storage & Peripherals - 0.1%
Avid Technology, Inc.*	105	2,948
CompoSecure, Inc.*	23	115
Corsair Gaming, Inc.*	112	1,889
Diebold Nixdorf, Inc.*	214	460
Eastman Kodak Co.*	167	706
IonQ, Inc.*	347	1,791
Super Micro Computer, Inc.*	133	12,001
Turtle Beach Corp.*	45	430
Xerox Holdings Corp.	334	5,448
		25,788
Textiles, Apparel & Luxury Goods - 0.1%
Allbirds, Inc., Class A*	283	815
Crocs, Inc.*	177	17,877
Ermenegildo Zegna NV	138	1,517
Fossil Group, Inc.*	138	658
G-III Apparel Group Ltd.*	127	2,747
Kontoor Brands, Inc.	162	7,039
Movado Group, Inc.	45	1,449
Oxford Industries, Inc.	44	4,966
PLBY Group, Inc.*	91	329
Rocky Brands, Inc.	21	594
Steven Madden Ltd.	228	7,875
Superior Group of Cos., Inc.	34	340
Unifi, Inc.*	41	359
Wolverine World Wide, Inc.	226	2,531
		49,096
Thrifts & Mortgage Finance - 0.2%
Axos Financial, Inc.*	168	6,738
Blue Foundry Bancorp*	76	993
Bridgewater Bancshares, Inc.*	60	1,156
Capitol Federal Financial, Inc.	379	3,172
Columbia Financial, Inc.*	100	2,208
Enact Holdings, Inc.	87	2,158
Essent Group Ltd.	307	12,308
Federal Agricultural Mortgage Corp., Class C	27	3,398
Finance of America Cos., Inc., Class A*	114	156
Greene County Bancorp, Inc.	10	763
Hingham Institution For Savings (The)	4	1,174
Home Bancorp, Inc.	22	946
Home Point Capital, Inc.	25	39
Kearny Financial Corp.	177	1,712
Luther Burbank Corp.	43	510
Merchants Bancorp	46	1,177
Mr Cooper Group, Inc.*	206	9,303
NMI Holdings, Inc., Class A*	243	5,232
Northfield Bancorp, Inc.	126	2,010
PennyMac Financial Services, Inc.	82	4,892
Pioneer Bancorp, Inc.*	34	400
Provident Bancorp, Inc.	42	291
Provident Financial Services, Inc.	214	4,821
Radian Group, Inc.	473	9,257
Southern Missouri Bancorp, Inc.	23	1,193
Sterling Bancorp, Inc.*	51	328
TrustCo Bank Corp.	54	2,097
Velocity Financial, Inc.*	25	254
Walker & Dunlop, Inc.	89	7,949
Waterstone Financial, Inc.	57	955
WSFS Financial Corp.	184	8,926
		96,516
Tobacco - 0.0%(b)
22nd Century Group, Inc.*	473	558

See accompanying notes to the financial statements.

Hedge Replication ETF
Schedule of Portfolio Investments
November 30, 2022 (Unaudited)

Investments	Shares	Value ($)
Turning Point Brands, Inc.	44	969
Universal Corp.	71	4,041
Vector Group Ltd.	419	4,651
		10,219
Trading Companies & Distributors - 0.3%
Alta Equipment Group, Inc.	61	734
Applied Industrial Technologies, Inc.	112	14,839
Beacon Roofing Supply, Inc.*	150	8,758
BlueLinx Holdings, Inc.*	27	1,874
Boise Cascade Co.	115	8,515
Custom Truck One Source, Inc.*	174	1,190
Distribution Solutions Group, Inc.*	14	496
DXP Enterprises, Inc.*	44	1,137
GATX Corp.	104	11,726
Global Industrial Co.	38	935
GMS, Inc.*	126	6,187
H&E Equipment Services, Inc.	94	3,941
Herc Holdings, Inc.	75	9,613
Hudson Technologies, Inc.*	125	1,411
Karat Packaging, Inc.	16	221
McGrath RentCorp	71	6,966
MRC Global, Inc.*	243	2,858
NOW, Inc.*	322	4,019
Rush Enterprises, Inc., Class A	124	6,390
Rush Enterprises, Inc., Class B	20	1,060
Textainer Group Holdings Ltd.	132	4,023
Titan Machinery, Inc.*	59	2,598
Transcat, Inc.*	21	1,681
Triton International Ltd.	179	12,077
Veritiv Corp.	39	5,247
		118,496
Water Utilities - 0.1%
American States Water Co.	108	10,583
Artesian Resources Corp., Class A	24	1,309
California Water Service Group	158	10,259
Global Water Resources, Inc.	40	511
Middlesex Water Co.	50	4,673
Pure Cycle Corp.*	57	605
SJW Group	79	5,901
York Water Co. (The)	41	1,873
		35,714
Wireless Telecommunication Services - 0.0%(b)
Gogo, Inc.*	146	2,291
KORE Group Holdings, Inc.*	104	247
Shenandoah Telecommunications Co.	141	2,745
Telephone and Data Systems, Inc.	294	3,099
United States Cellular Corp.*	43	914
		9,296
TOTAL COMMON STOCKS (Cost $7,015,299)		7,118,750

Investments	Number of Rights	Value ($)

RIGHTS - 0.0%(b)

Biotechnology - 0.0%
Aduro Biotech, Inc., CVR*(d)(e)	39	—
Tobira Therapeutics, Inc., CVR*(d)(e)	10	—
		—
Pharmaceuticals - 0.0%(b)
Zogenix, Inc., CVR*(d)(e)	231	157
TOTAL RIGHTS (Cost $99)		157

Investments	Shares	Value ($)

SECURITIES LENDING REINVESTMENTS(f) - 0.0%(b)

INVESTMENT COMPANIES - 0.0%(b)
BlackRock Liquidity FedFund, Institutional Class 3.55% (Cost $9)	9	9

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 79.7%

REPURCHASE AGREEMENTS(g) - 15.7%
Repurchase Agreements with various counterparties, rates 3.40% - 3.80%, dated 11/30/2022, due 12/1/2022, total to be received $6,782,234
(Cost $6,781,524)	6,781,524	6,781,524

Investments	Principal Amount ($)	Value ($)

U.S. TREASURY OBLIGATIONS - 64.0%
U.S. Treasury Bills
4.07%, 2/2/2023(h) (Cost $27,603,780)	27,800,000	27,617,357

TOTAL SHORT-TERM INVESTMENTS (Cost $34,385,304)		34,398,881
Total Investments - 96.2% (Cost $41,400,711)		41,517,797
Other assets less liabilities - 3.8%		1,646,656
Net Assets - 100.0%		43,164,453

See accompanying notes to the financial statements.

Hedge Replication ETF
Schedule of Portfolio Investments
November 30, 2022 (Unaudited)

*	Non-income producing security.
(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b)	Represents less than 0.05% of net assets.
(c)	The security or a portion of this security is on loan at November 30, 2022. The total value of securities on loan at November 30, 2022 was $4,627, collateralized in the form of cash with a value of $9 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $4,707 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 5.25%, and maturity dates ranging from July 15, 2023 – May 15, 2047. The total value of collateral is $4,716.
(d)	Security fair valued as of November 30, 2022 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at November 30, 2022 amounted to $157, which represents approximately 0.00% of net assets of the Fund.
(e)	Illiquid security.
(f)	The security was purchased with cash collateral held from securities on loan at November 30, 2022. The total value of securities purchased was $9.
(g)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(h)	The rate shown was the current yield as of November 30, 2022.

Abbreviations

CVR	Contingent Value Rights - No defined expiration

As of November 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,848,681
Aggregate gross unrealized depreciation	(2,663,944)
Net unrealized depreciation	$(815,263)
Federal income tax cost	$41,588,100

Futures Contracts Purchased

Hedge Replication ETF had the following open long futures contracts as of November 30, 2022:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
E-Mini Euro	6	12/19/2022	USD	$390,825	$20,989

See accompanying notes to the financial statements.

Hedge Replication ETF
Schedule of Portfolio Investments
November 30, 2022 (Unaudited)

Swap Agreementsa

Hedge Replication ETF had the following open non-exchange traded total return swap agreements as of November 30, 2022:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/ the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/ the Counterparty ($)	Net Amount[e] ($)
238,777	4/10/2023	Morgan Stanley & Co. International plc	4.28%	iShares® MSCI Emerging Markets ETF[f]	(67,965)	—	54,000	(13,965)
(4,218,834)	3/7/2023	Societe Generale	(4.03)%	S&P 500® Total Return Index	(104,109)
16,979	3/7/2023	Societe Generale	4.18%	Russell 2000® Total Return Index	(117,135)
2,501,234	3/6/2024	Societe Generale	3.58%	iShares® MSCI Emerging Markets ETF[f]	97,926
3,724,213	3/7/2023	Societe Generale	4.33%	iShares® MSCI EAFE ETF[f]	(300,753)
2,023,592					(424,071)	—	424,071	—
54,711	3/7/2023	UBS AG	3.83%	Russell 2000® Total Return Index	(120,922)
2,701,530	11/6/2023	UBS AG	3.63%	iShares® MSCI Emerging Markets ETF[f]	(599,906)
4,286,818	4/8/2024	UBS AG	4.03%	iShares® MSCI EAFE ETF[f]	446,915
7,043,059					(273,913)	—	273,913	—

9,305,428					(765,949)
				Total Unrealized Appreciation	544,841
				Total Unrealized Depreciation	(1,310,790)

[a]	The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
[b]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[c]	Reflects the floating financing rate, as of November 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
[d]	The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
[e]	Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
[f]	In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

Abbreviations

USD	U.S. Dollar

See accompanying notes to the financial statements.

Large Cap Core Plus

Schedule of Portfolio Investments

November 30, 2022 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 94.5%

Aerospace & Defense - 1.2%
Howmet Aerospace, Inc.	36,983	1,393,150
Huntington Ingalls Industries, Inc.	5,475	1,269,981
Lockheed Martin Corp.	4,775	2,316,782
Raytheon Technologies Corp.	1,597	157,656
Textron, Inc.	7,054	503,514
		5,641,083
Air Freight & Logistics - 0.4%
CH Robinson Worldwide, Inc.	13,525	1,355,476
United Parcel Service, Inc., Class B	3,162	599,926
		1,955,402
Airlines - 0.9%
Alaska Air Group, Inc.*	19,818	940,166
American Airlines Group, Inc.*(b)	93,108	1,343,548
Delta Air Lines, Inc.*	7,134	252,330
United Airlines Holdings, Inc.*	31,680	1,399,306
		3,935,350
Auto Components - 0.3%
BorgWarner, Inc.	32,450	1,379,450

Automobiles - 1.4%
Ford Motor Co.	62,260	865,414
Tesla, Inc.*	27,832	5,418,890
		6,284,304
Banks - 3.1%
Bank of America Corp.	37,741	1,428,497
Citigroup, Inc.	45,407	2,198,153
Citizens Financial Group, Inc.	8,404	356,161
Fifth Third Bancorp	41,779	1,519,084
First Republic Bank	3,393	432,981
JPMorgan Chase & Co.	18,705	2,584,657
KeyCorp	64,430	1,211,928
Regions Financial Corp.	45,329	1,052,086
Signature Bank	7,130	994,635
SVB Financial Group*	6,410	1,485,710
Truist Financial Corp.	3,558	166,550
Wells Fargo & Co.	12,981	622,439
		14,052,881
Beverages - 0.6%
Coca-Cola Co. (The)	17,639	1,122,017
Constellation Brands, Inc., Class A	2,239	576,206
PepsiCo, Inc.	6,388	1,185,038
		2,883,261
Biotechnology - 1.8%
AbbVie, Inc.	19,947	3,215,058
Amgen, Inc.	912	261,197
Gilead Sciences, Inc.	21,921	1,925,321
Incyte Corp.*	17,488	1,393,269
Vertex Pharmaceuticals, Inc.*	4,123	1,304,517
		8,099,362
Building Products - 0.4%
A O Smith Corp.	6,402	388,858
Fortune Brands Home & Security, Inc.	4,318	282,138
Masco Corp.	19,957	1,013,416
		1,684,412
Capital Markets - 2.4%
Ameriprise Financial, Inc.	2,362	784,066
Bank of New York Mellon Corp. (The)	30,767	1,412,205
CME Group, Inc.	10,091	1,781,062
Franklin Resources, Inc.	52,328	1,402,914
Intercontinental Exchange, Inc.	2,322	251,496
Invesco Ltd.	9,548	182,462
Nasdaq, Inc.	21,892	1,498,726
Raymond James Financial, Inc.	11,857	1,386,083
State Street Corp.	19,626	1,563,603
T. Rowe Price Group, Inc.	6,713	838,521
		11,101,138
Chemicals - 2.1%
Air Products and Chemicals, Inc.	6,451	2,000,842
Albemarle Corp.	661	183,751
Celanese Corp.	12,834	1,377,088
CF Industries Holdings, Inc.	9,655	1,044,575
Dow, Inc.	6,004	306,024
DuPont de Nemours, Inc.	6,630	467,481
Linde plc	3,102	1,043,761
LyondellBasell Industries NV, Class A	17,677	1,502,722
Mosaic Co. (The)	16,819	862,815
PPG Industries, Inc.	5,074	686,106
		9,475,165
Commercial Services & Supplies - 0.8%
Cintas Corp.	3,728	1,721,516
Copart, Inc.*	2,999	199,613
Republic Services, Inc.	11,151	1,553,223
		3,474,352
Communications Equipment - 0.8%
Arista Networks, Inc.*	10,007	1,393,975
Cisco Systems, Inc.	25,898	1,287,649
Motorola Solutions, Inc.	3,441	936,640
		3,618,264
Consumer Finance - 0.4%
American Express Co.	3,895	613,813
Capital One Financial Corp.	7,899	815,493
Synchrony Financial	14,754	554,455
		1,983,761
Containers & Packaging - 0.6%
International Paper Co.	7,986	296,440
Packaging Corp. of America	11,029	1,498,731
Westrock Co.	20,260	768,259
		2,563,430
Distributors - 0.6%
LKQ Corp.	25,591	1,390,359
Pool Corp.	3,444	1,134,488
		2,524,847
Diversified Financial Services - 0.9%
Berkshire Hathaway, Inc., Class B*	13,072	4,164,739

Diversified Telecommunication Services - 0.9%
AT&T, Inc.	52,763	1,017,271
Lumen Technologies, Inc.	177,792	972,522
Verizon Communications, Inc.	48,404	1,886,788
		3,876,581
Electric Utilities - 2.2%
Alliant Energy Corp.	23,085	1,299,685
Edison International	24,442	1,629,304
Entergy Corp.	13,132	1,526,857
Evergy, Inc.	7,748	458,759
FirstEnergy Corp.	15,683	646,767
NextEra Energy, Inc.	4,414	373,866
NRG Energy, Inc.	30,802	1,307,545
Pinnacle West Capital Corp.	9,696	759,391

See accompanying notes to the financial statements.

Large Cap Core Plus

Schedule of Portfolio Investments

November 30, 2022 (Unaudited)

Investments	Shares	Value ($)

Southern Co. (The)	29,111	1,969,068
Xcel Energy, Inc.	2,472	173,584
		10,144,826
Electrical Equipment - 0.8%
AMETEK, Inc.	11,147	1,587,556
Emerson Electric Co.	19,156	1,834,570
Generac Holdings, Inc.*	4,009	423,030
		3,845,156
Electronic Equipment, Instruments & Components - 1.6%
Amphenol Corp., Class A	10,426	838,563
Corning, Inc.	40,337	1,376,702
Keysight Technologies, Inc.*	9,277	1,678,116
TE Connectivity Ltd.	3,673	463,239
Teledyne Technologies, Inc.*	1,848	776,345
Trimble, Inc.*	3,877	231,651
Vontier Corp.	53,816	1,056,408
Zebra Technologies Corp., Class A*	3,398	918,411
		7,339,435
Energy Equipment & Services - 0.3%
Halliburton Co.	11,027	417,813
Schlumberger Ltd.	20,190	1,040,795
		1,458,608
Entertainment - 0.9%
Electronic Arts, Inc.	9,418	1,231,686
Netflix, Inc.*	4,648	1,420,104
Walt Disney Co. (The)*	11,789	1,153,789
Warner Bros Discovery, Inc.*	34,972	398,681
		4,204,260
Equity Real Estate Investment Trusts (REITs) - 5.7%
American Tower Corp.	781	172,796
AvalonBay Communities, Inc.	8,970	1,568,853
Boston Properties, Inc.	18,523	1,335,138
Camden Property Trust	12,120	1,458,400
Equinix, Inc.	277	191,310
Equity Residential	23,576	1,529,139
Essex Property Trust, Inc.	6,473	1,426,520
Extra Space Storage, Inc.	9,286	1,492,167
Federal Realty Investment Trust	3,910	434,401
Healthpeak Properties, Inc.	51,010	1,339,523
Host Hotels & Resorts, Inc.	77,068	1,459,668
Mid-America Apartment Communities, Inc.(b)	8,997	1,483,425
Prologis, Inc.	16,936	1,994,891
Public Storage	5,773	1,720,123
Regency Centers Corp.	20,986	1,394,100
Simon Property Group, Inc.	5,559	663,967
UDR, Inc.	35,174	1,458,666
Ventas, Inc.	32,898	1,530,744
Vornado Realty Trust	31,941	807,788
Welltower, Inc.	12,186	865,572
Weyerhaeuser Co.	45,576	1,490,791
		25,817,982
Food & Staples Retailing - 1.3%
Costco Wholesale Corp.	1,802	971,728
Kroger Co. (The)	30,230	1,487,014
Sysco Corp.	11,473	992,529
Walgreens Boots Alliance, Inc.	35,957	1,492,216
Walmart, Inc.	5,074	773,379
		5,716,866
Food Products - 2.7%
Archer-Daniels-Midland Co.	18,554	1,809,015
Campbell Soup Co.	20,809	1,116,819
Hershey Co. (The)	6,468	1,521,080
Hormel Foods Corp.	27,892	1,310,924
J M Smucker Co. (The)	9,156	1,410,115
Kellogg Co.	18,274	1,333,088
Kraft Heinz Co. (The)	28,842	1,134,933
Lamb Weston Holdings, Inc.	14,660	1,273,954
Tyson Foods, Inc., Class A	21,874	1,449,809
		12,359,737
Gas Utilities - 0.3%
Atmos Energy Corp.	13,112	1,576,062

Health Care Equipment & Supplies - 2.0%
Abbott Laboratories	28,107	3,023,751
Align Technology, Inc.*	870	171,094
Baxter International, Inc.	20,610	1,165,083
Becton Dickinson and Co.	2,316	577,472
DENTSPLY SIRONA, Inc.	10,916	330,318
Hologic, Inc.*	19,276	1,468,060
IDEXX Laboratories, Inc.*	2,636	1,122,593
Medtronic plc	2,419	191,198
Teleflex, Inc.	4,306	1,008,121
		9,057,690
Health Care Providers & Services - 3.5%
AmerisourceBergen Corp.	9,166	1,564,545
Centene Corp.*	19,902	1,732,469
Cigna Corp.	6,622	2,177,910
CVS Health Corp.	24,887	2,535,488
DaVita, Inc.*	11,432	842,881
Elevance Health, Inc.	591	314,956
HCA Healthcare, Inc.	3,561	855,423
Humana, Inc.	696	382,730
McKesson Corp.	4,522	1,725,957
Molina Healthcare, Inc.*	550	185,223
UnitedHealth Group, Inc.	6,792	3,720,386
		16,037,968
Hotels, Restaurants & Leisure - 2.9%
Booking Holdings, Inc.*	891	1,852,790
Carnival Corp.*(b)	151,754	1,506,917
Chipotle Mexican Grill, Inc.*	1,148	1,867,750
Darden Restaurants, Inc.	9,092	1,336,433
Expedia Group, Inc.*	8,532	911,559
Hilton Worldwide Holdings, Inc.	11,966	1,706,591
Marriott International, Inc., Class A	10,734	1,774,867
McDonald's Corp.	2,590	706,526
MGM Resorts International	39,384	1,451,694
		13,115,127
Household Durables - 0.5%
DR Horton, Inc.	6,068	521,848
Newell Brands, Inc.	61,460	797,136
PulteGroup, Inc.	18,247	817,101
Whirlpool Corp.	1,531	224,337
		2,360,422
Household Products - 1.2%
Church & Dwight Co., Inc.	19,057	1,560,197
Clorox Co. (The)	2,133	317,070
Kimberly-Clark Corp.	6,652	902,211
Procter & Gamble Co. (The)	17,000	2,535,720
		5,315,198
Industrial Conglomerates - 0.2%
3M Co.	5,749	724,202
General Electric Co.	1,827	157,067
Honeywell International, Inc.	728	159,832
		1,041,101

See accompanying notes to the financial statements.

Large Cap Core Plus

Schedule of Portfolio Investments

November 30, 2022 (Unaudited)

Investments	Shares	Value ($)

Insurance - 3.5%
Allstate Corp. (The)	1,187	158,939
American International Group, Inc.	28,062	1,770,993
Assurant, Inc.	10,416	1,335,540
Chubb Ltd.	3,892	854,644
Everest Re Group Ltd.	2,213	747,861
Hartford Financial Services Group, Inc. (The)	20,024	1,529,233
Lincoln National Corp.	38,582	1,502,383
Loews Corp.	24,200	1,407,230
MetLife, Inc.	23,093	1,771,233
Prudential Financial, Inc.	15,411	1,664,851
Travelers Cos., Inc. (The)	8,951	1,698,989
W R Berkley Corp.	18,465	1,408,510
		15,850,406
Interactive Media & Services - 2.4%
Alphabet, Inc., Class A*	45,507	4,595,752
Alphabet, Inc., Class C*	40,474	4,106,087
Meta Platforms, Inc., Class A*	18,156	2,144,224
		10,846,063
Internet & Direct Marketing Retail - 2.2%
Amazon.com, Inc.*	101,582	9,806,725

IT Services - 3.2%
Accenture plc, Class A	4,197	1,263,003
Akamai Technologies, Inc.*	1,708	162,021
Automatic Data Processing, Inc.	2,909	768,383
Broadridge Financial Solutions, Inc.	1,514	225,753
Cognizant Technology Solutions Corp., Class A	13,075	813,396
DXC Technology Co.*	45,512	1,350,341
EPAM Systems, Inc.*	2,121	781,758
Jack Henry & Associates, Inc.	6,118	1,158,443
Mastercard, Inc., Class A	5,871	2,092,424
Paychex, Inc.	3,117	386,602
PayPal Holdings, Inc.*	6,139	481,359
Visa, Inc., Class A	22,333	4,846,261
		14,329,744
Life Sciences Tools & Services - 1.9%
Agilent Technologies, Inc.	1,612	249,828
Danaher Corp.	9,563	2,614,620
IQVIA Holdings, Inc.*	7,220	1,574,104
Mettler-Toledo International, Inc.*	391	574,598
PerkinElmer, Inc.	2,786	389,288
Thermo Fisher Scientific, Inc.	1,998	1,119,320
Waters Corp.*	2,897	1,004,100
West Pharmaceutical Services, Inc.	5,526	1,296,731
		8,822,589
Machinery - 1.6%
Dover Corp.	9,029	1,281,667
Otis Worldwide Corp.	6,464	504,774
PACCAR, Inc.	15,462	1,637,580
Parker-Hannifin Corp.	4,426	1,323,108
Pentair plc	31,539	1,443,540
Snap-on, Inc.	5,377	1,293,706
		7,484,375
Media - 1.8%
Charter Communications, Inc., Class A*	1,366	534,502
Comcast Corp., Class A	26,894	985,396
DISH Network Corp., Class A*(b)	42,131	676,203
Fox Corp., Class A	32,790	1,064,035
Interpublic Group of Cos., Inc. (The)	37,227	1,279,120
News Corp., Class A	74,357	1,423,937
News Corp., Class B	75,052	1,459,761
Omnicom Group, Inc.	10,606	845,935
		8,268,889
Metals & Mining - 0.1%
Nucor Corp.	3,472	520,626

Multiline Retail - 0.2%
Target Corp.	5,767	963,493

Multi-Utilities - 1.6%
CenterPoint Energy, Inc.	31,305	973,899
CMS Energy Corp.	21,757	1,328,700
Consolidated Edison, Inc.	17,207	1,686,974
DTE Energy Co.	11,476	1,331,331
NiSource, Inc.	47,791	1,335,280
WEC Energy Group, Inc.	6,964	690,411
		7,346,595
Oil, Gas & Consumable Fuels - 4.7%
APA Corp.	14,676	687,571
Chevron Corp.	11,967	2,193,671
ConocoPhillips	20,757	2,563,697
Coterra Energy, Inc.(b)	53,637	1,497,009
Devon Energy Corp.	24,260	1,662,295
Diamondback Energy, Inc.	5,627	832,908
EQT Corp.	33,471	1,419,505
Exxon Mobil Corp.	52,380	5,831,989
Marathon Petroleum Corp.	5,268	641,695
ONEOK, Inc.	10,105	676,227
Phillips 66	16,256	1,762,801
Pioneer Natural Resources Co.	2,183	515,166
Valero Energy Corp.	9,147	1,222,222
		21,506,756
Pharmaceuticals - 3.7%
Bristol-Myers Squibb Co.	4,987	400,356
Eli Lilly & Co.	4,175	1,549,259
Johnson & Johnson	20,274	3,608,772
Merck & Co., Inc.	35,876	3,950,665
Organon & Co.	17,672	459,825
Pfizer, Inc.	79,752	3,997,968
Viatris, Inc.	123,827	1,365,812
Zoetis, Inc.	9,769	1,505,794
		16,838,451
Professional Services - 0.3%
Jacobs Solutions, Inc.	4,739	599,673
Robert Half International, Inc.	7,727	608,733
		1,208,406
Real Estate Management & Development - 0.0%(c)
CBRE Group, Inc., Class A*	2,167	172,493

Road & Rail - 1.4%
CSX Corp.	61,924	2,024,296
JB Hunt Transport Services, Inc.	7,942	1,460,454
Norfolk Southern Corp.	7,549	1,936,319
Old Dominion Freight Line, Inc.	2,094	633,665
Union Pacific Corp.	833	181,119
		6,235,853
Semiconductors & Semiconductor Equipment - 4.2%
Advanced Micro Devices, Inc.*	19,010	1,475,746
Analog Devices, Inc.	8,609	1,479,973
Broadcom, Inc.	1,732	954,384

See accompanying notes to the financial statements.

Large Cap Core Plus

Schedule of Portfolio Investments

November 30, 2022 (Unaudited)

Investments	Shares	Value ($)

KLA Corp.	2,195	862,964
Microchip Technology, Inc.	23,582	1,867,459
Micron Technology, Inc.	30,615	1,764,955
Monolithic Power Systems, Inc.	3,970	1,516,381
NVIDIA Corp.	16,258	2,751,341
ON Semiconductor Corp.*	17,018	1,279,754
Qorvo, Inc.*	12,781	1,268,514
QUALCOMM, Inc.	13,887	1,756,567
Skyworks Solutions, Inc.	7,437	711,126
Texas Instruments, Inc.	6,825	1,231,640
		18,920,804
Software - 7.5%
Adobe, Inc.*	5,253	1,811,917
ANSYS, Inc.*	2,102	534,539
Autodesk, Inc.*	6,431	1,298,740
Cadence Design Systems, Inc.*	10,840	1,864,914
Ceridian HCM Holding, Inc.*	22,780	1,559,063
Fortinet, Inc.*	30,252	1,608,196
Gen Digital, Inc.	53,813	1,235,547
Intuit, Inc.	2,013	820,479
Microsoft Corp.	66,851	17,056,364
Oracle Corp.	2,008	166,724
Paycom Software, Inc.*	3,318	1,125,134
PTC, Inc.*	6,134	780,306
Salesforce, Inc.*	8,778	1,406,675
ServiceNow, Inc.*	1,694	705,212
Synopsys, Inc.*	1,371	465,509
Tyler Technologies, Inc.*	4,551	1,559,810
		33,999,129
Specialty Retail - 1.5%
Bath & Body Works, Inc.	11,045	469,412
Best Buy Co., Inc.	20,009	1,706,768
Home Depot, Inc. (The)	6,726	2,179,157
Lowe's Cos., Inc.	885	188,107
TJX Cos., Inc. (The)	26,487	2,120,284
Ulta Beauty, Inc.*	367	170,596
		6,834,324
Technology Hardware, Storage & Peripherals - 5.2%
Apple, Inc.	138,585	20,514,738
Hewlett Packard Enterprise Co.	91,529	1,535,857
HP, Inc.	27,149	815,556
Western Digital Corp.*	26,834	986,149
		23,852,300
Textiles, Apparel & Luxury Goods - 0.6%
NIKE, Inc., Class B	3,341	366,474
Ralph Lauren Corp.	13,383	1,513,885
Tapestry, Inc.	15,530	586,568
VF Corp.	5,647	185,335
		2,652,262
Tobacco - 0.5%
Philip Morris International, Inc.	21,030	2,096,060

Trading Companies & Distributors - 0.2%
United Rentals, Inc.*(b)	2,028	715,945

Water Utilities - 0.3%
American Water Works Co., Inc.	9,745	1,478,901

Wireless Telecommunication Services - 0.2%
T-Mobile US, Inc.*	7,265	1,100,357

TOTAL COMMON STOCKS (Cost $369,135,490)		429,939,766

SECURITIES LENDING REINVESTMENTS(d) - 0.3%

INVESTMENT COMPANIES - 0.3%
BlackRock Liquidity FedFund, Institutional Class 3.55% (Cost $1,359,060)	1,359,060	1,359,060

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 1.4%

REPURCHASE AGREEMENTS(e) - 1.4%
Repurchase Agreements with various counterparties, rates 3.40% - 3.80%, dated 11/30/2022, due 12/1/2022, total to be received $6,227,113
(Cost $6,226,462)	6,226,462	6,226,462

Total Investments - 96.2% (Cost $376,721,012)		437,525,288
Other assets less liabilities - 3.8%		17,385,232
Net Assets - 100.0%		454,910,520

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $37,370,414.
(b)	The security or a portion of this security is on loan at November 30, 2022. The total value of securities on loan at November 30, 2022 was $3,373,131, collateralized in the form of cash with a value of $1,359,060 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $2,021,640 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 5.25%, and maturity dates ranging from December 15, 2022 – February 15, 2049. The total value of collateral is $3,380,700.
(c)	Represents less than 0.05% of net assets.
(d)	The security was purchased with cash collateral held from securities on loan at November 30, 2022. The total value of securities purchased was $1,359,060.
(e)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$95,921,721
Aggregate gross unrealized depreciation	(27,591,299)
Net unrealized appreciation	$68,330,422
Federal income tax cost	$377,914,657

See accompanying notes to the financial statements.

Large Cap Core Plus

Schedule of Portfolio Investments

November 30, 2022 (Unaudited)

Swap Agreementsa

Large Cap Core Plus had the following open non-exchange traded total return swap agreements as of November 30, 2022:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/ the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/ the Counterparty ($)	Net Amount[e] ($)

(54,727,191)	3/7/2023	Goldman Sachs International	(3.93)%	Credit Suisse 130/30 Large Cap Index (short portion)[f]	4,582,133	(4,538,106)	(44,027)	—

(15,918,073)	3/7/2023	Societe Generale	(3.68)%	Credit Suisse 130/30 Large Cap Index (short portion)[f]	2,935,267
96,483,937	3/6/2024	Societe Generale	4.58%	Credit Suisse 130/30 Large Cap Index (long portion)[g]	4,724,055
80,565,864					7,659,322	(5,434,016)	—	2,225,306
(64,233,854)	11/6/2023	UBS AG	(3.93)%	Credit Suisse 130/30 Large Cap Index (short portion)[f]	3,085,282
63,123,922	3/7/2023	UBS AG	4.38%	Credit Suisse 130/30 Large Cap Index (long portion)[g]	(6,606,946)
(1,109,932)					(3,521,664)	3,483,228	38,436	—

24,728,741					8,719,791
				Total Unrealized Appreciation	15,326,737
				Total Unrealized Depreciation	(6,606,946)

[a]	The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
[b]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[c]	Reflects the floating financing rate, as of November 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
[d]	The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
[e]	Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
[f]	Certain underlying short component disclosures related to this index may be found on the website at www.proshares.com/media/Large_Cap_Short_November.pdf.
[g]	See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative long components of the underlying reference instrument and their relative weightings.

See accompanying notes to the financial statements.

S&P 500® Ex-Energy ETF

Schedule of Portfolio Investments

November 30, 2022 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.8%

Aerospace & Defense - 1.9%
Boeing Co. (The)*	495	88,545
General Dynamics Corp.	200	50,478
Howmet Aerospace, Inc.	328	12,356
Huntington Ingalls Industries, Inc.	35	8,119
L3Harris Technologies, Inc.	170	38,604
Lockheed Martin Corp.	209	101,405
Northrop Grumman Corp.	129	68,794
Raytheon Technologies Corp.	1,311	129,422
Textron, Inc.	188	13,419
TransDigm Group, Inc.	46	28,911
		540,053
Air Freight & Logistics - 0.7%
CH Robinson Worldwide, Inc.	110	11,024
Expeditors International of Washington, Inc.	145	16,829
FedEx Corp.	212	38,631
United Parcel Service, Inc., Class B	650	123,324
		189,808
Airlines - 0.2%
Alaska Air Group, Inc.*	113	5,361
American Airlines Group, Inc.*	577	8,326
Delta Air Lines, Inc.*	569	20,125
Southwest Airlines Co.*	527	21,033
United Airlines Holdings, Inc.*	290	12,809
		67,654
Auto Components - 0.1%
Aptiv plc*	240	25,601
BorgWarner, Inc.	210	8,927
		34,528
Automobiles - 1.9%
Ford Motor Co.	3,506	48,733
General Motors Co.	1,294	52,485
Tesla, Inc.*	2,364	460,271
		561,489
Banks - 4.1%
Bank of America Corp.	6,205	234,859
Citigroup, Inc.	1,719	83,217
Citizens Financial Group, Inc.	440	18,647
Comerica, Inc.	116	8,322
Fifth Third Bancorp	609	22,143
First Republic Bank	162	20,673
Huntington Bancshares, Inc.	1,280	19,814
JPMorgan Chase & Co.	2,603	359,682
KeyCorp	828	15,575
M&T Bank Corp.	156	26,523
PNC Financial Services Group, Inc. (The)	364	61,247
Regions Financial Corp.	829	19,241
Signature Bank	56	7,812
SVB Financial Group*	52	12,053
Truist Financial Corp.	1,177	55,095
US Bancorp	1,200	54,468
Wells Fargo & Co.	3,367	161,448
Zions Bancorp NA	134	6,944
		1,187,763
Beverages - 2.0%
Brown-Forman Corp., Class B	162	11,829
Coca-Cola Co. (The)	3,455	219,773
Constellation Brands, Inc., Class A	143	36,801
Keurig Dr Pepper, Inc.	754	29,157
Molson Coors Beverage Co., Class B	167	9,203
Monster Beverage Corp.*	341	35,075
PepsiCo, Inc.	1,225	227,250
		569,088
Biotechnology - 2.5%
AbbVie, Inc.	1,569	252,891
Amgen, Inc.	475	136,040
Biogen, Inc.*	129	39,367
Gilead Sciences, Inc.	1,113	97,755
Incyte Corp.*	164	13,066
Moderna, Inc.*	299	52,597
Regeneron Pharmaceuticals, Inc.*	95	71,412
Vertex Pharmaceuticals, Inc.*	228	72,139
		735,267
Building Products - 0.5%
A O Smith Corp.	114	6,924
Allegion plc	78	8,865
Carrier Global Corp.	747	33,107
Fortune Brands Home & Security, Inc.	115	7,514
Johnson Controls International plc	611	40,595
Masco Corp.	200	10,156
Trane Technologies plc	206	36,755
		143,916
Capital Markets - 3.3%
Ameriprise Financial, Inc.	96	31,867
Bank of New York Mellon Corp. (The)	653	29,973
BlackRock, Inc.	134	95,944
Cboe Global Markets, Inc.	94	11,923
Charles Schwab Corp. (The)	1,355	111,842
CME Group, Inc.	319	56,304
FactSet Research Systems, Inc.	34	15,684
Franklin Resources, Inc.	252	6,756
Goldman Sachs Group, Inc. (The)	303	117,003
Intercontinental Exchange, Inc.	496	53,722
Invesco Ltd.	404	7,720
MarketAxess Holdings, Inc.	33	8,841
Moody's Corp.	140	41,758
Morgan Stanley	1,189	110,660
MSCI, Inc.	71	36,056
Nasdaq, Inc.	301	20,607
Northern Trust Corp.	185	17,225
Raymond James Financial, Inc.	172	20,107
S&P Global, Inc.	302	106,546
State Street Corp.	326	25,972
T. Rowe Price Group, Inc.	200	24,982
		951,492
Chemicals - 2.0%
Air Products and Chemicals, Inc.	197	61,101
Albemarle Corp.	104	28,911
Celanese Corp.	88	9,442
CF Industries Holdings, Inc.	177	19,150
Corteva, Inc.	638	42,848
Dow, Inc.	637	32,468
DuPont de Nemours, Inc.	445	31,377
Eastman Chemical Co.	109	9,441
Ecolab, Inc.	220	32,963
FMC Corp.	112	14,632
International Flavors & Fragrances, Inc.	226	23,915

See accompanying notes to the financial statements.

S&P 500® Ex-Energy ETF

Schedule of Portfolio Investments

November 30, 2022 (Unaudited)

Investments	Shares	Value ($)

Linde plc	442	148,724
LyondellBasell Industries NV, Class A	226	19,212
Mosaic Co. (The)	306	15,698
PPG Industries, Inc.	209	28,261
Sherwin-Williams Co. (The)	209	52,079
		570,222
Commercial Services & Supplies - 0.5%
Cintas Corp.	76	35,095
Copart, Inc.*	380	25,293
Republic Services, Inc.	182	25,351
Rollins, Inc.	205	8,290
Waste Management, Inc.	334	56,018
		150,047
Communications Equipment - 0.9%
Arista Networks, Inc.*	219	30,507
Cisco Systems, Inc.	3,676	182,771
F5, Inc.*	53	8,194
Juniper Networks, Inc.	286	9,507
Motorola Solutions, Inc.	148	40,285
		271,264
Construction & Engineering - 0.1%
Quanta Services, Inc.	127	19,035

Construction Materials - 0.1%
Martin Marietta Materials, Inc.	55	20,156
Vulcan Materials Co.	118	21,633
		41,789
Consumer Finance - 0.6%
American Express Co.	532	83,838
Capital One Financial Corp.	341	35,205
Discover Financial Services	242	26,223
Synchrony Financial	428	16,084
		161,350
Containers & Packaging - 0.3%
Amcor plc	1,334	16,475
Avery Dennison Corp.	72	13,920
Ball Corp.	279	15,646
International Paper Co.	321	11,915
Packaging Corp. of America	83	11,279
Sealed Air Corp.	129	6,867
Westrock Co.	226	8,570
		84,672
Distributors - 0.2%
Genuine Parts Co.	126	23,100
LKQ Corp.	231	12,550
Pool Corp.	35	11,529
		47,179
Diversified Financial Services - 1.8%
Berkshire Hathaway, Inc., Class B*	1,602	510,397

Diversified Telecommunication Services - 0.9%
AT&T, Inc.	6,325	121,946
Lumen Technologies, Inc.	845	4,622
Verizon Communications, Inc.	3,728	145,318
		271,886
Electric Utilities - 2.1%
Alliant Energy Corp.	223	12,555
American Electric Power Co., Inc.	456	44,141
Constellation Energy Corp.	290	27,875
Duke Energy Corp.	683	68,252
Edison International	339	22,598
Entergy Corp.	181	21,045
Evergy, Inc.	204	12,079
Eversource Energy	308	25,521
Exelon Corp.	880	36,405
FirstEnergy Corp.	482	19,878
NextEra Energy, Inc.	1,744	147,717
NRG Energy, Inc.	209	8,872
PG&E Corp.*	1,429	22,435
Pinnacle West Capital Corp.	100	7,832
PPL Corp.	653	19,276
Southern Co. (The)	944	63,852
Xcel Energy, Inc.	486	34,127
		594,460
Electrical Equipment - 0.6%
AMETEK, Inc.	204	29,054
Eaton Corp. plc	354	57,861
Emerson Electric Co.	525	50,279
Generac Holdings, Inc.*	57	6,015
Rockwell Automation, Inc.	102	26,950
		170,159
Electronic Equipment, Instruments & Components - 0.7%
Amphenol Corp., Class A	528	42,467
CDW Corp.	120	22,637
Corning, Inc.	675	23,038
Keysight Technologies, Inc.*	160	28,942
TE Connectivity Ltd.	284	35,818
Teledyne Technologies, Inc.*	42	17,644
Trimble, Inc.*	220	13,145
Zebra Technologies Corp., Class A*	46	12,433
		196,124
Entertainment - 1.4%
Activision Blizzard, Inc.	632	46,736
Electronic Arts, Inc.	234	30,603
Live Nation Entertainment, Inc.*	126	9,168
Netflix, Inc.*	395	120,684
Take-Two Interactive Software, Inc.*	139	14,691
Walt Disney Co. (The)*	1,618	158,354
Warner Bros Discovery, Inc.*	1,961	22,355
		402,591
Equity Real Estate Investment Trusts (REITs) - 2.7%
Alexandria Real Estate Equities, Inc.	132	20,541
American Tower Corp.	413	91,376
AvalonBay Communities, Inc.	124	21,688
Boston Properties, Inc.	127	9,154
Camden Property Trust	95	11,431
Crown Castle, Inc.	384	54,309
Digital Realty Trust, Inc.	255	28,677
Equinix, Inc.	81	55,943
Equity Residential	300	19,458
Essex Property Trust, Inc.	58	12,782
Extra Space Storage, Inc.	119	19,122
Federal Realty Investment Trust	65	7,222
Healthpeak Properties, Inc.	479	12,579
Host Hotels & Resorts, Inc.	635	12,027
Invitation Homes, Inc.	515	16,804
Iron Mountain, Inc.	258	14,017
Kimco Realty Corp.	549	12,583
Mid-America Apartment Communities, Inc.	102	16,818
Prologis, Inc.	820	96,588
Public Storage	140	41,714

See accompanying notes to the financial statements.

S&P 500® Ex-Energy ETF

Schedule of Portfolio Investments

November 30, 2022 (Unaudited)

Investments	Shares	Value ($)

Realty Income Corp.	548	34,562
Regency Centers Corp.	137	9,101
SBA Communications Corp.	96	28,733
Simon Property Group, Inc.	291	34,757
UDR, Inc.	271	11,238
Ventas, Inc.	355	16,518
VICI Properties, Inc.	855	29,241
Vornado Realty Trust	143	3,617
Welltower, Inc.	411	29,193
Weyerhaeuser Co.	657	21,491
		793,284
Food & Staples Retailing - 1.7%
Costco Wholesale Corp.	393	211,925
Kroger Co. (The)	578	28,432
Sysco Corp.	452	39,103
Walgreens Boots Alliance, Inc.	637	26,435
Walmart, Inc.	1,265	192,811
		498,706
Food Products - 1.2%
Archer-Daniels-Midland Co.	498	48,555
Campbell Soup Co.	179	9,607
Conagra Brands, Inc.	426	16,180
General Mills, Inc.	529	45,124
Hershey Co. (The)	130	30,572
Hormel Foods Corp.	257	12,079
J M Smucker Co. (The)	95	14,631
Kellogg Co.	226	16,487
Kraft Heinz Co. (The)	707	27,820
Lamb Weston Holdings, Inc.	128	11,123
McCormick & Co., Inc. (Non-Voting)	222	18,910
Mondelez International, Inc., Class A	1,217	82,281
Tyson Foods, Inc., Class A	257	17,034
		350,403
Gas Utilities - 0.1%
Atmos Energy Corp.	124	14,905

Health Care Equipment & Supplies - 2.8%
Abbott Laboratories	1,554	167,179
ABIOMED, Inc.*	40	15,112
Align Technology, Inc.*	64	12,586
Baxter International, Inc.	447	25,269
Becton Dickinson and Co.	253	63,083
Boston Scientific Corp.*	1,271	57,538
Cooper Cos., Inc. (The)	44	13,919
DENTSPLY SIRONA, Inc.	191	5,780
Dexcom, Inc.*	348	40,465
Edwards Lifesciences Corp.*	550	42,488
Hologic, Inc.*	222	16,908
IDEXX Laboratories, Inc.*	74	31,514
Intuitive Surgical, Inc.*	317	85,714
Medtronic plc	1,179	93,188
ResMed, Inc.	130	29,926
STERIS plc	89	16,531
Stryker Corp.	299	69,933
Teleflex, Inc.	42	9,833
Zimmer Biomet Holdings, Inc.	186	22,339
		819,305
Health Care Providers & Services - 3.8%
AmerisourceBergen Corp.	144	24,580
Cardinal Health, Inc.	242	19,401
Centene Corp.*	507	44,135
Cigna Corp.	271	89,129
CVS Health Corp.	1,165	118,690
DaVita, Inc.*	49	3,613
Elevance Health, Inc.	213	113,512
HCA Healthcare, Inc.	191	45,882
Henry Schein, Inc.*	121	9,791
Humana, Inc.	112	61,589
Laboratory Corp. of America Holdings	80	19,256
McKesson Corp.	128	48,855
Molina Healthcare, Inc.*	52	17,512
Quest Diagnostics, Inc.	104	15,790
UnitedHealth Group, Inc.	830	454,641
Universal Health Services, Inc., Class B	58	7,589
		1,093,965
Hotels, Restaurants & Leisure - 2.1%
Booking Holdings, Inc.*	35	72,781
Caesars Entertainment, Inc.*	190	9,654
Carnival Corp.*	876	8,699
Chipotle Mexican Grill, Inc.*	25	40,674
Darden Restaurants, Inc.	109	16,022
Domino's Pizza, Inc.	32	12,439
Expedia Group, Inc.*	135	14,423
Hilton Worldwide Holdings, Inc.	243	34,657
Las Vegas Sands Corp.*	292	13,677
Marriott International, Inc., Class A	245	40,511
McDonald's Corp.	653	178,132
MGM Resorts International	290	10,689
Norwegian Cruise Line Holdings Ltd.*	374	6,148
Royal Caribbean Cruises Ltd.*	195	11,686
Starbucks Corp.	1,018	104,040
Wynn Resorts Ltd.*	92	7,697
Yum! Brands, Inc.	253	32,551
		614,480
Household Durables - 0.3%
DR Horton, Inc.	281	24,166
Garmin Ltd.	137	12,740
Lennar Corp., Class A	226	19,850
Mohawk Industries, Inc.*	47	4,762
Newell Brands, Inc.	334	4,332
NVR, Inc.*	3	13,917
PulteGroup, Inc.	205	9,180
Whirlpool Corp.	48	7,033
		95,980
Household Products - 1.5%
Church & Dwight Co., Inc.	216	17,684
Clorox Co. (The)	109	16,203
Colgate-Palmolive Co.	740	57,335
Kimberly-Clark Corp.	300	40,689
Procter & Gamble Co. (The)	2,121	316,368
		448,279
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp. (The)	593	17,150

Industrial Conglomerates - 1.0%
3M Co.	491	61,851
General Electric Co.	973	83,649
Honeywell International, Inc.	598	131,291
		276,791
Insurance - 2.5%
Aflac, Inc.	510	36,684

See accompanying notes to the financial statements.

S&P 500® Ex-Energy ETF

Schedule of Portfolio Investments

November 30, 2022 (Unaudited)

Investments	Shares	Value ($)

Allstate Corp. (The)	240	32,136
American International Group, Inc.	675	42,599
Aon plc, Class A	187	57,648
Arch Capital Group Ltd.*	328	19,650
Arthur J Gallagher & Co.	187	37,234
Assurant, Inc.	47	6,026
Brown & Brown, Inc.	208	12,395
Chubb Ltd.	371	81,468
Cincinnati Financial Corp.	141	15,645
Everest Re Group Ltd.	35	11,828
Globe Life, Inc.	80	9,597
Hartford Financial Services Group, Inc. (The)	287	21,918
Lincoln National Corp.	137	5,335
Loews Corp.	178	10,351
Marsh & McLennan Cos., Inc.	443	76,719
MetLife, Inc.	595	45,636
Principal Financial Group, Inc.	206	18,474
Progressive Corp. (The)	519	68,586
Prudential Financial, Inc.	330	35,650
Travelers Cos., Inc. (The)	211	40,050
W R Berkley Corp.	181	13,807
Willis Towers Watson plc	98	24,124
		723,560
Interactive Media & Services - 4.4%
Alphabet, Inc., Class A*	5,322	537,469
Alphabet, Inc., Class C*	4,759	482,800
Match Group, Inc.*	251	12,691
Meta Platforms, Inc., Class A*	2,024	239,034
		1,271,994
Internet & Direct Marketing Retail - 2.8%
Amazon.com, Inc.*	7,867	759,480
eBay, Inc.	488	22,175
Etsy, Inc.*	112	14,794
		796,449
IT Services - 4.7%
Accenture plc, Class A	561	168,822
Akamai Technologies, Inc.*	141	13,375
Automatic Data Processing, Inc.	369	97,468
Broadridge Financial Solutions, Inc.	104	15,507
Cognizant Technology Solutions Corp., Class A	460	28,617
DXC Technology Co.*	204	6,053
EPAM Systems, Inc.*	51	18,798
Fidelity National Information Services, Inc.	540	39,193
Fiserv, Inc.*	568	59,276
FleetCor Technologies, Inc.*	67	13,145
Gartner, Inc.*	70	24,526
Global Payments, Inc.	246	25,530
International Business Machines Corp.	802	119,418
Jack Henry & Associates, Inc.	65	12,308
Mastercard, Inc., Class A	757	269,795
Paychex, Inc.	284	35,224
PayPal Holdings, Inc.*	1,027	80,527
VeriSign, Inc.*	83	16,584
Visa, Inc., Class A	1,451	314,867
		1,359,033
Leisure Products - 0.0%(a)
Hasbro, Inc.	115	7,224

Life Sciences Tools & Services - 2.0%
Agilent Technologies, Inc.	265	41,070
Bio-Rad Laboratories, Inc., Class A*	19	7,879
Bio-Techne Corp.	140	11,899
Charles River Laboratories International, Inc.*	45	10,286
Danaher Corp.	581	158,851
Illumina, Inc.*	139	30,313
IQVIA Holdings, Inc.*	166	36,191
Mettler-Toledo International, Inc.*	20	29,391
PerkinElmer, Inc.	112	15,650
Thermo Fisher Scientific, Inc.	348	194,956
Waters Corp.*	53	18,370
West Pharmaceutical Services, Inc.	66	15,488
		570,344
Machinery - 1.9%
Caterpillar, Inc.	469	110,876
Cummins, Inc.	125	31,395
Deere & Co.	247	108,927
Dover Corp.	127	18,028
Fortive Corp.	316	21,346
IDEX Corp.	67	15,912
Illinois Tool Works, Inc.	250	56,868
Ingersoll Rand, Inc.	358	19,321
Nordson Corp.	48	11,352
Otis Worldwide Corp.	373	29,128
PACCAR, Inc.	309	32,726
Parker-Hannifin Corp.	114	34,079
Pentair plc	146	6,682
Snap-on, Inc.	47	11,308
Stanley Black & Decker, Inc.	131	10,705
Westinghouse Air Brake Technologies Corp.	161	16,275
Xylem, Inc.	160	17,976
		552,904
Media - 0.8%
Charter Communications, Inc., Class A*	98	38,347
Comcast Corp., Class A	3,909	143,226
DISH Network Corp., Class A*	223	3,579
Fox Corp., Class A	272	8,826
Fox Corp., Class B	125	3,815
Interpublic Group of Cos., Inc. (The)	347	11,923
News Corp., Class A	342	6,549
News Corp., Class B	106	2,062
Omnicom Group, Inc.	182	14,516
Paramount Global, Class B(b)	448	8,996
		241,839
Metals & Mining - 0.4%
Freeport-McMoRan, Inc.	1,269	50,506
Newmont Corp.	704	33,419
Nucor Corp.	232	34,788
		118,713
Multiline Retail - 0.5%
Dollar General Corp.	201	51,392
Dollar Tree, Inc.*	187	28,104
Target Corp.	412	68,833
		148,329
Multi-Utilities - 0.9%
Ameren Corp.	229	20,454
CenterPoint Energy, Inc.	559	17,391

See accompanying notes to the financial statements.

S&P 500® Ex-Energy ETF

Schedule of Portfolio Investments

November 30, 2022 (Unaudited)

Investments	Shares	Value ($)

CMS Energy Corp.	258	15,756
Consolidated Edison, Inc.	315	30,883
Dominion Energy, Inc.	739	45,160
DTE Energy Co.	172	19,954
NiSource, Inc.	360	10,058
Public Service Enterprise Group, Inc.	443	26,824
Sempra Energy	279	46,367
WEC Energy Group, Inc.	280	27,759
		260,606
Personal Products - 0.2%
Estee Lauder Cos., Inc. (The), Class A	206	48,573

Pharmaceuticals - 4.9%
Bristol-Myers Squibb Co.	1,895	152,131
Catalent, Inc.*	159	7,971
Eli Lilly & Co.	700	259,756
Johnson & Johnson	2,334	415,452
Merck & Co., Inc.	2,249	247,660
Organon & Co.	226	5,880
Pfizer, Inc.	4,982	249,748
Viatris, Inc.	1,076	11,868
Zoetis, Inc.	416	64,122
		1,414,588
Professional Services - 0.4%
CoStar Group, Inc.*	351	28,445
Equifax, Inc.	109	21,513
Jacobs Solutions, Inc.	113	14,299
Leidos Holdings, Inc.	121	13,229
Robert Half International, Inc.	97	7,642
Verisk Analytics, Inc.	139	25,536
		110,664
Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A*	285	22,686

Road & Rail - 0.9%
CSX Corp.	1,901	62,144
JB Hunt Transport Services, Inc.	74	13,608
Norfolk Southern Corp.	208	53,352
Old Dominion Freight Line, Inc.	81	24,511
Union Pacific Corp.	554	120,456
		274,071
Semiconductors & Semiconductor Equipment - 5.5%
Advanced Micro Devices, Inc.*	1,433	111,244
Analog Devices, Inc.	461	79,251
Applied Materials, Inc.	772	84,611
Broadcom, Inc.	358	197,269
Enphase Energy, Inc.*	120	38,471
Intel Corp.	3,645	109,605
KLA Corp.	126	49,537
Lam Research Corp.	122	57,630
Microchip Technology, Inc.	490	38,803
Micron Technology, Inc.	979	56,439
Monolithic Power Systems, Inc.	39	14,896
NVIDIA Corp.	2,223	376,198
NXP Semiconductors NV	233	40,971
ON Semiconductor Corp.*	385	28,952
Qorvo, Inc.*	92	9,131
QUALCOMM, Inc.	997	126,111
Skyworks Solutions, Inc.	142	13,578
SolarEdge Technologies, Inc.*	49	14,644
Teradyne, Inc.	139	12,990
Texas Instruments, Inc.	811	146,353
		1,606,684
Software - 8.8%
Adobe, Inc.*	415	143,146
ANSYS, Inc.*	77	19,581
Autodesk, Inc.*	193	38,976
Cadence Design Systems, Inc.*	243	41,806
Ceridian HCM Holding, Inc.*	136	9,308
Fortinet, Inc.*	581	30,886
Gen Digital, Inc.	526	12,077
Intuit, Inc.	250	101,898
Microsoft Corp.	6,620	1,689,027
Oracle Corp.	1,348	111,924
Paycom Software, Inc.*	43	14,581
PTC, Inc.*	94	11,958
Roper Technologies, Inc.	94	41,256
Salesforce, Inc.*	883	141,501
ServiceNow, Inc.*	179	74,518
Synopsys, Inc.*	136	46,177
Tyler Technologies, Inc.*	37	12,681
		2,541,301
Specialty Retail - 2.5%
Advance Auto Parts, Inc.	54	8,153
AutoZone, Inc.*	17	43,843
Bath & Body Works, Inc.	203	8,627
Best Buy Co., Inc.	178	15,183
CarMax, Inc.*	141	9,780
Home Depot, Inc. (The)	912	295,479
Lowe's Cos., Inc.	567	120,516
O'Reilly Automotive, Inc.*	57	49,279
Ross Stores, Inc.	311	36,595
TJX Cos., Inc. (The)	1,040	83,252
Tractor Supply Co.	99	22,405
Ulta Beauty, Inc.*	46	21,383
		714,495
Technology Hardware, Storage & Peripherals - 7.1%
Apple, Inc.	13,409	1,984,934
Hewlett Packard Enterprise Co.	1,153	19,347
HP, Inc.	808	24,272
NetApp, Inc.	195	13,184
Seagate Technology Holdings plc	173	9,164
Western Digital Corp.*	278	10,217
		2,061,118
Textiles, Apparel & Luxury Goods - 0.5%
NIKE, Inc., Class B	1,122	123,072
Ralph Lauren Corp.	38	4,299
Tapestry, Inc.	224	8,460
VF Corp.	293	9,616
		145,447
Tobacco - 0.7%
Altria Group, Inc.	1,598	74,435
Philip Morris International, Inc.	1,376	137,146
		211,581
Trading Companies & Distributors - 0.2%
Fastenal Co.	510	26,270
United Rentals, Inc.*	62	21,888
WW Grainger, Inc.	40	24,122
		72,280
Water Utilities - 0.1%
American Water Works Co., Inc.	161	24,433

See accompanying notes to the financial statements.

S&P 500® Ex-Energy ETF

Schedule of Portfolio Investments

November 30, 2022 (Unaudited)

Investments	Shares	Value ($)

Wireless Telecommunication Services - 0.3%
T-Mobile US, Inc.*	534	80,880

TOTAL COMMON STOCKS (Cost $29,600,071)		28,875,277

SECURITIES LENDING REINVESTMENTS(c) - 0.0%(a)

INVESTMENT COMPANIES - 0.0%(a)
BlackRock Liquidity FedFund, Institutional Class 3.55% (Cost $9,052)	9,052	9,052

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 0.1%

REPURCHASE AGREEMENTS(d) - 0.1%
Repurchase Agreements with various counterparties, rates 3.40% - 3.80%, dated 11/30/2022, due 12/1/2022, total to be received $25,445
(Cost $25,443)	25,443	25,443

Total Investments - 99.9% (Cost $29,634,566)		28,909,772
Other assets less liabilities - 0.1%		32,233
Net Assets - 100.0%		28,942,005

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)	The security or a portion of this security is on loan at November 30, 2022. The total value of securities on loan at November 30, 2022 was $8,976, collateralized in the form of cash with a value of $9,052 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments.
(c)	The security was purchased with cash collateral held from securities on loan at November 30, 2022. The total value of securities purchased was $9,052.
(d)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,426,588
Aggregate gross unrealized depreciation	(3,152,761)
Net unrealized depreciation	$(726,173)
Federal income tax cost	$29,635,945

See accompanying notes to the financial statements.

S&P 500® Ex-Financials ETF

Schedule of Portfolio Investments

November 30, 2022 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.7%

Aerospace & Defense - 2.1%
Boeing Co. (The)*	204	36,492
General Dynamics Corp.	82	20,696
Howmet Aerospace, Inc.	135	5,086
Huntington Ingalls Industries, Inc.	15	3,479
L3Harris Technologies, Inc.	70	15,896
Lockheed Martin Corp.	86	41,726
Northrop Grumman Corp.	53	28,264
Raytheon Technologies Corp.	539	53,210
Textron, Inc.	77	5,496
TransDigm Group, Inc.	19	11,942
		222,287
Air Freight & Logistics - 0.7%
CH Robinson Worldwide, Inc.	45	4,510
Expeditors International of Washington, Inc.	60	6,964
FedEx Corp.	87	15,853
United Parcel Service, Inc., Class B	267	50,658
		77,985
Airlines - 0.3%
Alaska Air Group, Inc.*	46	2,182
American Airlines Group, Inc.*	237	3,420
Delta Air Lines, Inc.*	234	8,277
Southwest Airlines Co.*	216	8,621
United Airlines Holdings, Inc.*	119	5,256
		27,756
Auto Components - 0.1%
Aptiv plc*	99	10,560
BorgWarner, Inc.	86	3,656
		14,216
Automobiles - 2.1%
Ford Motor Co.	1,441	20,030
General Motors Co.	532	21,578
Tesla, Inc.*	972	189,248
		230,856
Beverages - 2.2%
Brown-Forman Corp., Class B	67	4,892
Coca-Cola Co. (The)	1,420	90,326
Constellation Brands, Inc., Class A	59	15,184
Keurig Dr Pepper, Inc.	310	11,988
Molson Coors Beverage Co., Class B	69	3,803
Monster Beverage Corp.*	140	14,400
PepsiCo, Inc.	503	93,311
		233,904
Biotechnology - 2.8%
AbbVie, Inc.	645	103,961
Amgen, Inc.	195	55,848
Biogen, Inc.*	53	16,174
Gilead Sciences, Inc.	457	40,138
Incyte Corp.*	67	5,338
Moderna, Inc.*	123	21,637
Regeneron Pharmaceuticals, Inc.*	39	29,316
Vertex Pharmaceuticals, Inc.*	94	29,742
		302,154
Building Products - 0.6%
A O Smith Corp.	47	2,855
Allegion plc	32	3,637
Carrier Global Corp.	307	13,606
Fortune Brands Home & Security, Inc.	47	3,071
Johnson Controls International plc	251	16,676
Masco Corp.	82	4,164
Trane Technologies plc	85	15,166
		59,175
Chemicals - 2.2%
Air Products and Chemicals, Inc.	81	25,123
Albemarle Corp.	43	11,954
Celanese Corp.	36	3,863
CF Industries Holdings, Inc.	73	7,898
Corteva, Inc.	262	17,596
Dow, Inc.	262	13,354
DuPont de Nemours, Inc.	183	12,903
Eastman Chemical Co.	45	3,898
Ecolab, Inc.	90	13,485
FMC Corp.	46	6,009
International Flavors & Fragrances, Inc.	93	9,841
Linde plc	182	61,239
LyondellBasell Industries NV, Class A	93	7,906
Mosaic Co. (The)	126	6,464
PPG Industries, Inc.	86	11,629
Sherwin-Williams Co. (The)	86	21,429
		234,591
Commercial Services & Supplies - 0.6%
Cintas Corp.	31	14,315
Copart, Inc.*	156	10,383
Republic Services, Inc.	75	10,447
Rollins, Inc.	84	3,397
Waste Management, Inc.	137	22,978
		61,520
Communications Equipment - 1.0%
Arista Networks, Inc.*	90	12,537
Cisco Systems, Inc.	1,511	75,127
F5, Inc.*	22	3,402
Juniper Networks, Inc.	118	3,922
Motorola Solutions, Inc.	61	16,604
		111,592
Construction & Engineering - 0.1%
Quanta Services, Inc.	52	7,794

Construction Materials - 0.2%
Martin Marietta Materials, Inc.	23	8,429
Vulcan Materials Co.	48	8,800
		17,229
Containers & Packaging - 0.3%
Amcor plc	548	6,768
Avery Dennison Corp.	30	5,800
Ball Corp.	115	6,449
International Paper Co.	132	4,900
Packaging Corp. of America	34	4,620
Sealed Air Corp.	53	2,821
Westrock Co.	93	3,527
		34,885
Distributors - 0.2%
Genuine Parts Co.	52	9,533
LKQ Corp.	95	5,161
Pool Corp.	14	4,612
		19,306
Diversified Telecommunication Services - 1.0%
AT&T, Inc.	2,599	50,109

See accompanying notes to the financial statements.

S&P 500® Ex-Financials ETF

Schedule of Portfolio Investments

November 30, 2022 (Unaudited)

Investments	Shares	Value ($)

Lumen Technologies, Inc.	347	1,898
Verizon Communications, Inc.	1,532	59,717
		111,724
Electric Utilities - 2.3%
Alliant Energy Corp.	92	5,180
American Electric Power Co., Inc.	187	18,102
Constellation Energy Corp.	119	11,438
Duke Energy Corp.	281	28,080
Edison International	139	9,266
Entergy Corp.	74	8,604
Evergy, Inc.	84	4,974
Eversource Energy	126	10,440
Exelon Corp.	362	14,976
FirstEnergy Corp.	198	8,165
NextEra Energy, Inc.	717	60,730
NRG Energy, Inc.	86	3,651
PG&E Corp.*	587	9,216
Pinnacle West Capital Corp.	41	3,211
PPL Corp.	269	7,941
Southern Co. (The)	388	26,244
Xcel Energy, Inc.	200	14,044
		244,262
Electrical Equipment - 0.6%
AMETEK, Inc.	84	11,963
Eaton Corp. plc	145	23,700
Emerson Electric Co.	216	20,687
Generac Holdings, Inc.*	23	2,427
Rockwell Automation, Inc.	42	11,097
		69,874
Electronic Equipment, Instruments & Components - 0.7%
Amphenol Corp., Class A	217	17,453
CDW Corp.	49	9,243
Corning, Inc.	278	9,488
Keysight Technologies, Inc.*	66	11,939
TE Connectivity Ltd.	117	14,756
Teledyne Technologies, Inc.*	17	7,142
Trimble, Inc.*	90	5,378
Zebra Technologies Corp., Class A*	19	5,135
		80,534
Energy Equipment & Services - 0.5%
Baker Hughes Co.	369	10,708
Halliburton Co.	331	12,542
Schlumberger Ltd.	516	26,600
		49,850
Entertainment - 1.5%
Activision Blizzard, Inc.	260	19,227
Electronic Arts, Inc.	96	12,555
Live Nation Entertainment, Inc.*	52	3,784
Netflix, Inc.*	162	49,496
Take-Two Interactive Software, Inc.*	57	6,024
Walt Disney Co. (The)*	665	65,084
Warner Bros Discovery, Inc.*	806	9,188
		165,358
Food & Staples Retailing - 1.9%
Costco Wholesale Corp.	162	87,359
Kroger Co. (The)	238	11,707
Sysco Corp.	186	16,091
Walgreens Boots Alliance, Inc.	262	10,873
Walmart, Inc.	520	79,258
		205,288
Food Products - 1.3%
Archer-Daniels-Midland Co.	204	19,890
Campbell Soup Co.	73	3,918
Conagra Brands, Inc.	175	6,647
General Mills, Inc.	217	18,510
Hershey Co. (The)	54	12,699
Hormel Foods Corp.	106	4,982
J M Smucker Co. (The)	39	6,006
Kellogg Co.	93	6,784
Kraft Heinz Co. (The)	291	11,451
Lamb Weston Holdings, Inc.	52	4,519
McCormick & Co., Inc. (Non-Voting)	91	7,751
Mondelez International, Inc., Class A	500	33,805
Tyson Foods, Inc., Class A	106	7,026
		143,988
Gas Utilities - 0.1%
Atmos Energy Corp.	51	6,130

Health Care Equipment & Supplies - 3.1%
Abbott Laboratories	639	68,744
ABIOMED, Inc.*	17	6,422
Align Technology, Inc.*	26	5,113
Baxter International, Inc.	184	10,402
Becton Dickinson and Co.	104	25,931
Boston Scientific Corp.*	522	23,631
Cooper Cos., Inc. (The)	18	5,694
DENTSPLY SIRONA, Inc.	79	2,391
Dexcom, Inc.*	143	16,628
Edwards Lifesciences Corp.*	226	17,458
Hologic, Inc.*	91	6,931
IDEXX Laboratories, Inc.*	30	12,776
Intuitive Surgical, Inc.*	130	35,151
Medtronic plc	485	38,334
ResMed, Inc.	53	12,201
STERIS plc	36	6,687
Stryker Corp.	123	28,768
Teleflex, Inc.	17	3,980
Zimmer Biomet Holdings, Inc.	77	9,248
		336,490
Health Care Providers & Services - 4.2%
AmerisourceBergen Corp.	59	10,071
Cardinal Health, Inc.	99	7,937
Centene Corp.*	209	18,194
Cigna Corp.	111	36,507
CVS Health Corp.	479	48,801
DaVita, Inc.*	20	1,475
Elevance Health, Inc.	88	46,897
HCA Healthcare, Inc.	79	18,977
Henry Schein, Inc.*	50	4,046
Humana, Inc.	46	25,295
Laboratory Corp. of America Holdings	33	7,943
McKesson Corp.	52	19,847
Molina Healthcare, Inc.*	21	7,072
Quest Diagnostics, Inc.	43	6,529
UnitedHealth Group, Inc.	341	186,786
Universal Health Services, Inc., Class B	24	3,140
		449,517
Hotels, Restaurants & Leisure - 2.3%
Booking Holdings, Inc.*	14	29,112

See accompanying notes to the financial statements.

S&P 500® Ex-Financials ETF

Schedule of Portfolio Investments

November 30, 2022 (Unaudited)

Investments	Shares	Value ($)

Caesars Entertainment, Inc.*	78	3,963
Carnival Corp.*	360	3,575
Chipotle Mexican Grill, Inc.*	10	16,270
Darden Restaurants, Inc.	45	6,615
Domino's Pizza, Inc.	13	5,053
Expedia Group, Inc.*	55	5,876
Hilton Worldwide Holdings, Inc.	100	14,262
Las Vegas Sands Corp.*	120	5,621
Marriott International, Inc., Class A	101	16,700
McDonald's Corp.	268	73,108
MGM Resorts International	119	4,386
Norwegian Cruise Line Holdings Ltd.*	154	2,532
Royal Caribbean Cruises Ltd.*	80	4,794
Starbucks Corp.	419	42,822
Wynn Resorts Ltd.*	38	3,179
Yum! Brands, Inc.	104	13,381
		251,249
Household Durables - 0.4%
DR Horton, Inc.	115	9,890
Garmin Ltd.	56	5,207
Lennar Corp., Class A	93	8,168
Mohawk Industries, Inc.*	19	1,925
Newell Brands, Inc.	137	1,777
NVR, Inc.*	1	4,639
PulteGroup, Inc.	84	3,762
Whirlpool Corp.	20	2,931
		38,299
Household Products - 1.7%
Church & Dwight Co., Inc.	89	7,286
Clorox Co. (The)	45	6,689
Colgate-Palmolive Co.	304	23,554
Kimberly-Clark Corp.	123	16,683
Procter & Gamble Co. (The)	872	130,068
		184,280
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp. (The)	244	7,056

Industrial Conglomerates - 1.1%
3M Co.	202	25,446
General Electric Co.	400	34,388
Honeywell International, Inc.	246	54,009
		113,843
Interactive Media & Services - 4.9%
Alphabet, Inc., Class A*	2,187	220,865
Alphabet, Inc., Class C*	1,956	198,436
Match Group, Inc.*	103	5,208
Meta Platforms, Inc., Class A*	832	98,259
		522,768
Internet & Direct Marketing Retail - 3.0%
Amazon.com, Inc.*	3,233	312,114
eBay, Inc.	200	9,088
Etsy, Inc.*	46	6,076
		327,278
IT Services - 5.2%
Accenture plc, Class A	231	69,515
Akamai Technologies, Inc.*	58	5,502
Automatic Data Processing, Inc.	152	40,149
Broadridge Financial Solutions, Inc.	43	6,412
Cognizant Technology Solutions Corp., Class A	189	11,758
DXC Technology Co.*	84	2,492
EPAM Systems, Inc.*	21	7,740
Fidelity National Information Services, Inc.	222	16,113
Fiserv, Inc.*	233	24,316
FleetCor Technologies, Inc.*	27	5,297
Gartner, Inc.*	29	10,161
Global Payments, Inc.	101	10,482
International Business Machines Corp.	329	48,988
Jack Henry & Associates, Inc.	27	5,112
Mastercard, Inc., Class A	311	110,840
Paychex, Inc.	117	14,511
PayPal Holdings, Inc.*	422	33,089
VeriSign, Inc.*	34	6,794
Visa, Inc., Class A	596	129,332
		558,603
Leisure Products - 0.0%(a)
Hasbro, Inc.	47	2,953

Life Sciences Tools & Services - 2.2%
Agilent Technologies, Inc.	109	16,893
Bio-Rad Laboratories, Inc., Class A*	8	3,318
Bio-Techne Corp.	56	4,759
Charles River Laboratories International, Inc.*	19	4,343
Danaher Corp.	239	65,345
Illumina, Inc.*	57	12,431
IQVIA Holdings, Inc.*	68	14,825
Mettler-Toledo International, Inc.*	8	11,756
PerkinElmer, Inc.	46	6,428
Thermo Fisher Scientific, Inc.	143	80,111
Waters Corp.*	22	7,625
West Pharmaceutical Services, Inc.	27	6,336
		234,170
Machinery - 2.1%
Caterpillar, Inc.	193	45,627
Cummins, Inc.	51	12,809
Deere & Co.	101	44,541
Dover Corp.	52	7,381
Fortive Corp.	130	8,782
IDEX Corp.	28	6,650
Illinois Tool Works, Inc.	103	23,429
Ingersoll Rand, Inc.	147	7,934
Nordson Corp.	20	4,730
Otis Worldwide Corp.	153	11,948
PACCAR, Inc.	127	13,451
Parker-Hannifin Corp.	47	14,050
Pentair plc	60	2,746
Snap-on, Inc.	19	4,571
Stanley Black & Decker, Inc.	54	4,413
Westinghouse Air Brake Technologies Corp.	66	6,672
Xylem, Inc.	66	7,415
		227,149
Media - 0.9%
Charter Communications, Inc., Class A*	40	15,652
Comcast Corp., Class A	1,606	58,844
DISH Network Corp., Class A*	92	1,477
Fox Corp., Class A	112	3,634
Fox Corp., Class B	51	1,556

See accompanying notes to the financial statements.

S&P 500® Ex-Financials ETF

Schedule of Portfolio Investments

November 30, 2022 (Unaudited)

Investments	Shares	Value ($)

Interpublic Group of Cos., Inc. (The)	143	4,913
News Corp., Class A	141	2,700
News Corp., Class B	44	856
Omnicom Group, Inc.	75	5,982
Paramount Global, Class B(b)	184	3,695
		99,309
Metals & Mining - 0.5%
Freeport-McMoRan, Inc.	522	20,776
Newmont Corp.	290	13,766
Nucor Corp.	95	14,245
		48,787
Multiline Retail - 0.6%
Dollar General Corp.	83	21,222
Dollar Tree, Inc.*	77	11,572
Target Corp.	169	28,235
		61,029
Multi-Utilities - 1.0%
Ameren Corp.	94	8,396
CenterPoint Energy, Inc.	230	7,155
CMS Energy Corp.	106	6,473
Consolidated Edison, Inc.	129	12,647
Dominion Energy, Inc.	304	18,578
DTE Energy Co.	71	8,237
NiSource, Inc.	148	4,135
Public Service Enterprise Group, Inc.	182	11,020
Sempra Energy	115	19,112
WEC Energy Group, Inc.	115	11,401
		107,154
Oil, Gas & Consumable Fuels - 5.5%
APA Corp.	119	5,575
Chevron Corp.	657	120,435
ConocoPhillips	464	57,309
Coterra Energy, Inc.(b)	290	8,094
Devon Energy Corp.	239	16,376
Diamondback Energy, Inc.	65	9,621
EOG Resources, Inc.	214	30,373
EQT Corp.	135	5,725
Exxon Mobil Corp.	1,520	169,237
Hess Corp.	102	14,679
Kinder Morgan, Inc.	723	13,824
Marathon Oil Corp.	247	7,566
Marathon Petroleum Corp.	182	22,169
Occidental Petroleum Corp.	272	18,901
ONEOK, Inc.	163	10,908
Phillips 66	175	18,977
Pioneer Natural Resources Co.	87	20,531
Targa Resources Corp.	83	6,174
Valero Energy Corp.	144	19,241
Williams Cos., Inc. (The)	445	15,442
		591,157
Personal Products - 0.2%
Estee Lauder Cos., Inc. (The), Class A	85	20,042

Pharmaceuticals - 5.4%
Bristol-Myers Squibb Co.	779	62,538
Catalent, Inc.*	65	3,259
Eli Lilly & Co.	288	106,871
Johnson & Johnson	959	170,702
Merck & Co., Inc.	924	101,751
Organon & Co.	93	2,420
Pfizer, Inc.	2,047	102,616
Viatris, Inc.	442	4,875
Zoetis, Inc.	171	26,358
		581,390
Professional Services - 0.4%
CoStar Group, Inc.*	144	11,670
Equifax, Inc.	45	8,882
Jacobs Solutions, Inc.	47	5,947
Leidos Holdings, Inc.	50	5,467
Robert Half International, Inc.	40	3,151
Verisk Analytics, Inc.	57	10,471
		45,588
Road & Rail - 1.0%
CSX Corp.	781	25,531
JB Hunt Transport Services, Inc.	30	5,517
Norfolk Southern Corp.	86	22,059
Old Dominion Freight Line, Inc.	33	9,986
Union Pacific Corp.	228	49,574
		112,667
Semiconductors & Semiconductor Equipment - 6.1%
Advanced Micro Devices, Inc.*	589	45,724
Analog Devices, Inc.	190	32,663
Applied Materials, Inc.	317	34,743
Broadcom, Inc.	147	81,001
Enphase Energy, Inc.*	49	15,709
Intel Corp.	1,498	45,045
KLA Corp.	52	20,444
Lam Research Corp.	50	23,619
Microchip Technology, Inc.	202	15,996
Micron Technology, Inc.	402	23,175
Monolithic Power Systems, Inc.	16	6,111
NVIDIA Corp.	913	154,507
NXP Semiconductors NV	96	16,881
ON Semiconductor Corp.*	158	11,882
Qorvo, Inc.*	38	3,771
QUALCOMM, Inc.	410	51,861
Skyworks Solutions, Inc.	59	5,642
SolarEdge Technologies, Inc.*	20	5,977
Teradyne, Inc.	57	5,327
Texas Instruments, Inc.	333	60,093
		660,171
Software - 9.7%
Adobe, Inc.*	171	58,983
ANSYS, Inc.*	32	8,137
Autodesk, Inc.*	79	15,954
Cadence Design Systems, Inc.*	100	17,204
Ceridian HCM Holding, Inc.*	56	3,833
Fortinet, Inc.*	239	12,705
Gen Digital, Inc.	216	4,959
Intuit, Inc.	103	41,982
Microsoft Corp.	2,721	694,236
Oracle Corp.	554	45,999
Paycom Software, Inc.*	18	6,104
PTC, Inc.*	39	4,961
Roper Technologies, Inc.	39	17,117
Salesforce, Inc.*	363	58,171
ServiceNow, Inc.*	74	30,806
Synopsys, Inc.*	56	19,014
Tyler Technologies, Inc.*	15	5,141
		1,045,306
Specialty Retail - 2.7%
Advance Auto Parts, Inc.	22	3,322
AutoZone, Inc.*	7	18,053

See accompanying notes to the financial statements.

S&P 500® Ex-Financials ETF

Schedule of Portfolio Investments

November 30, 2022 (Unaudited)

Investments	Shares	Value ($)

Bath & Body Works, Inc.	83	3,528
Best Buy Co., Inc.	73	6,227
CarMax, Inc.*	58	4,023
Home Depot, Inc. (The)	375	121,496
Lowe's Cos., Inc.	233	49,524
O'Reilly Automotive, Inc.*	23	19,884
Ross Stores, Inc.	128	15,062
TJX Cos., Inc. (The)	427	34,181
Tractor Supply Co.	40	9,052
Ulta Beauty, Inc.*	19	8,832
		293,184
Technology Hardware, Storage & Peripherals - 7.9%
Apple, Inc.	5,511	815,793
Hewlett Packard Enterprise Co.	474	7,954
HP, Inc.	332	9,973
NetApp, Inc.	80	5,409
Seagate Technology Holdings plc	71	3,761
Western Digital Corp.*	114	4,189
		847,079
Textiles, Apparel & Luxury Goods - 0.6%
NIKE, Inc., Class B	461	50,567
Ralph Lauren Corp.	16	1,810
Tapestry, Inc.	92	3,475
VF Corp.	120	3,938
		59,790
Tobacco - 0.8%
Altria Group, Inc.	657	30,603
Philip Morris International, Inc.	565	56,314
		86,917
Trading Companies & Distributors - 0.3%
Fastenal Co.	210	10,817
United Rentals, Inc.*	26	9,179
WW Grainger, Inc.	17	10,252
		30,248
Water Utilities - 0.1%
American Water Works Co., Inc.	66	10,016

Wireless Telecommunication Services - 0.3%
T-Mobile US, Inc.*	220	33,321

TOTAL COMMON STOCKS (Cost $10,717,537)		10,719,068

SHORT-TERM INVESTMENTS - 0.1%

REPURCHASE AGREEMENTS(c) - 0.1%
Repurchase Agreements with various counterparties, rates 3.40% - 3.80%, dated 11/30/2022, due 12/1/2022, total to be received $10,812
(Cost $10,809)	10,809	10,809

Total Investments - 99.8% (Cost $10,728,346)		10,729,877
Other assets less liabilities - 0.2%		17,887
Net Assets - 100.0%		10,747,764

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)	The security or a portion of this security is on loan at November 30, 2022. The total value of securities on loan at November 30, 2022 was $6,216, collateralized in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 5.25%, and maturity dates ranging from July 15, 2023 – May 15, 2047. The total value of collateral is $6,431.
(c)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$994,787
Aggregate gross unrealized depreciation	(1,017,745)
Net unrealized depreciation	$(22,958)
Federal income tax cost	$10,752,835

See accompanying notes to the financial statements.

S&P 500® Ex-Health Care ETF Schedule of Portfolio Investments November 30, 2022 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.7%

Aerospace & Defense - 2.1%
Boeing Co. (The)*	104	18,604
General Dynamics Corp.	42	10,600
Howmet Aerospace, Inc.	69	2,599
Huntington Ingalls Industries, Inc.	7	1,624
L3Harris Technologies, Inc.	36	8,175
Lockheed Martin Corp.	44	21,348
Northrop Grumman Corp.	27	14,399
Raytheon Technologies Corp.	276	27,247
Textron, Inc.	40	2,855
TransDigm Group, Inc.	10	6,285
		113,736
Air Freight & Logistics - 0.7%
CH Robinson Worldwide, Inc.	23	2,305
Expeditors International of Washington, Inc.	31	3,598
FedEx Corp.	45	8,200
United Parcel Service, Inc., Class B	137	25,993
		40,096
Airlines - 0.3%
Alaska Air Group, Inc.*	24	1,139
American Airlines Group, Inc.*	122	1,761
Delta Air Lines, Inc.*	120	4,244
Southwest Airlines Co.*	111	4,430
United Airlines Holdings, Inc.*	61	2,694
		14,268
Auto Components - 0.1%
Aptiv plc*	51	5,440
BorgWarner, Inc.	44	1,871
		7,311
Automobiles - 2.2%
Ford Motor Co.	739	10,272
General Motors Co.	273	11,073
Tesla, Inc.*	498	96,961
		118,306
Banks - 4.6%
Bank of America Corp.	1,307	49,470
Citigroup, Inc.	362	17,524
Citizens Financial Group, Inc.	93	3,941
Comerica, Inc.	24	1,722
Fifth Third Bancorp	128	4,654
First Republic Bank	34	4,339
Huntington Bancshares, Inc.	270	4,179
JPMorgan Chase & Co.	548	75,723
KeyCorp	174	3,273
M&T Bank Corp.	33	5,611
PNC Financial Services Group, Inc. (The)	77	12,956
Regions Financial Corp.	175	4,062
Signature Bank	12	1,674
SVB Financial Group*	11	2,549
Truist Financial Corp.	248	11,609
US Bancorp	253	11,484
Wells Fargo & Co.	709	33,996
Zions Bancorp NA	28	1,451
		250,217
Beverages - 2.2%
Brown-Forman Corp., Class B	34	2,483
Coca-Cola Co. (The)	728	46,308
Constellation Brands, Inc., Class A	30	7,720
Keurig Dr Pepper, Inc.	159	6,148
Molson Coors Beverage Co., Class B	35	1,929
Monster Beverage Corp.*	72	7,406
PepsiCo, Inc.	258	47,862
		119,856
Building Products - 0.5%
A O Smith Corp.	24	1,458
Allegion plc	16	1,818
Carrier Global Corp.	157	6,958
Fortune Brands Home & Security, Inc.	24	1,568
Johnson Controls International plc	129	8,571
Masco Corp.	42	2,133
Trane Technologies plc	43	7,672
		30,178
Capital Markets - 3.7%
Ameriprise Financial, Inc.	20	6,639
Bank of New York Mellon Corp. (The)	138	6,334
BlackRock, Inc.	28	20,048
Cboe Global Markets, Inc.	20	2,537
Charles Schwab Corp. (The)	286	23,606
CME Group, Inc.	67	11,826
FactSet Research Systems, Inc.	7	3,229
Franklin Resources, Inc.	53	1,421
Goldman Sachs Group, Inc. (The)	64	24,714
Intercontinental Exchange, Inc.	104	11,264
Invesco Ltd.	85	1,624
MarketAxess Holdings, Inc.	7	1,876
Moody's Corp.	30	8,948
Morgan Stanley	250	23,268
MSCI, Inc.	15	7,618
Nasdaq, Inc.	63	4,313
Northern Trust Corp.	39	3,631
Raymond James Financial, Inc.	36	4,208
S&P Global, Inc.	64	22,579
State Street Corp.	69	5,497
T. Rowe Price Group, Inc.	42	5,246
		200,426
Chemicals - 2.2%
Air Products and Chemicals, Inc.	41	12,717
Albemarle Corp.	22	6,116
Celanese Corp.	19	2,039
CF Industries Holdings, Inc.	37	4,003
Corteva, Inc.	134	8,999
Dow, Inc.	134	6,830
DuPont de Nemours, Inc.	94	6,628
Eastman Chemical Co.	23	1,992
Ecolab, Inc.	46	6,892
FMC Corp.	24	3,135
International Flavors & Fragrances, Inc.	48	5,079
Linde plc	93	31,293
LyondellBasell Industries NV, Class A	48	4,080
Mosaic Co. (The)	65	3,335
PPG Industries, Inc.	44	5,950
Sherwin-Williams Co. (The)	44	10,964
		120,052
Commercial Services & Supplies - 0.6%
Cintas Corp.	16	7,389
Copart, Inc.*	80	5,325

See accompanying notes to the financial statements.

S&P 500® Ex-Health Care ETF Schedule of Portfolio Investments November 30, 2022 (Unaudited)

Investments	Shares	Value ($)

Republic Services, Inc.	38	5,293
Rollins, Inc.	43	1,739
Waste Management, Inc.	70	11,740
		31,486
Communications Equipment - 1.0%
Arista Networks, Inc.*	46	6,408
Cisco Systems, Inc.	774	38,483
F5, Inc.*	11	1,701
Juniper Networks, Inc.	60	1,994
Motorola Solutions, Inc.	31	8,438
		57,024
Construction & Engineering - 0.1%
Quanta Services, Inc.	27	4,047

Construction Materials - 0.2%
Martin Marietta Materials, Inc.	12	4,398
Vulcan Materials Co.	25	4,583
		8,981
Consumer Finance - 0.6%
American Express Co.	112	17,650
Capital One Financial Corp.	72	7,433
Discover Financial Services	51	5,527
Synchrony Financial	90	3,382
		33,992
Containers & Packaging - 0.3%
Amcor plc	281	3,471
Avery Dennison Corp.	15	2,900
Ball Corp.	59	3,309
International Paper Co.	68	2,524
Packaging Corp. of America	18	2,446
Sealed Air Corp.	27	1,437
Westrock Co.	48	1,820
		17,907
Distributors - 0.2%
Genuine Parts Co.	26	4,767
LKQ Corp.	49	2,662
Pool Corp.	7	2,306
		9,735
Diversified Financial Services - 2.0%
Berkshire Hathaway, Inc., Class B*	338	107,687

Diversified Telecommunication Services - 1.0%
AT&T, Inc.	1,333	25,700
Lumen Technologies, Inc.	178	974
Verizon Communications, Inc.	785	30,599
		57,273
Electric Utilities - 2.3%
Alliant Energy Corp.	47	2,646
American Electric Power Co., Inc.	96	9,293
Constellation Energy Corp.	61	5,863
Duke Energy Corp.	144	14,390
Edison International	71	4,733
Entergy Corp.	38	4,418
Evergy, Inc.	43	2,546
Eversource Energy	65	5,386
Exelon Corp.	185	7,653
FirstEnergy Corp.	102	4,207
NextEra Energy, Inc.	367	31,085
NRG Energy, Inc.	44	1,868
PG&E Corp.*	301	4,726
Pinnacle West Capital Corp.	21	1,645
PPL Corp.	138	4,074
Southern Co. (The)	199	13,460
Xcel Energy, Inc.	102	7,162
		125,155
Electrical Equipment - 0.7%
AMETEK, Inc.	43	6,124
Eaton Corp. plc	74	12,095
Emerson Electric Co.	111	10,631
Generac Holdings, Inc.*	12	1,266
Rockwell Automation, Inc.	22	5,813
		35,929
Electronic Equipment, Instruments & Components - 0.8%
Amphenol Corp., Class A	111	8,928
CDW Corp.	25	4,716
Corning, Inc.	142	4,846
Keysight Technologies, Inc.*	34	6,150
TE Connectivity Ltd.	60	7,567
Teledyne Technologies, Inc.*	9	3,781
Trimble, Inc.*	46	2,749
Zebra Technologies Corp., Class A*	10	2,703
		41,440
Energy Equipment & Services - 0.5%
Baker Hughes Co.	189	5,485
Halliburton Co.	170	6,441
Schlumberger Ltd.	265	13,661
		25,587
Entertainment - 1.5%
Activision Blizzard, Inc.	133	9,835
Electronic Arts, Inc.	49	6,408
Live Nation Entertainment, Inc.*	27	1,965
Netflix, Inc.*	83	25,359
Take-Two Interactive Software, Inc.*	29	3,065
Walt Disney Co. (The)*	341	33,374
Warner Bros Discovery, Inc.*	413	4,708
		84,714
Equity Real Estate Investment Trusts (REITs) - 3.1%
Alexandria Real Estate Equities, Inc.	28	4,357
American Tower Corp.	87	19,249
AvalonBay Communities, Inc.	26	4,547
Boston Properties, Inc.	27	1,946
Camden Property Trust	20	2,407
Crown Castle, Inc.	81	11,456
Digital Realty Trust, Inc.	54	6,073
Equinix, Inc.	17	11,741
Equity Residential	63	4,086
Essex Property Trust, Inc.	12	2,644
Extra Space Storage, Inc.	25	4,017
Federal Realty Investment Trust	14	1,555
Healthpeak Properties, Inc.	101	2,652
Host Hotels & Resorts, Inc.	134	2,538
Invitation Homes, Inc.	108	3,524
Iron Mountain, Inc.	54	2,934
Kimco Realty Corp.	116	2,659
Mid-America Apartment Communities, Inc.	22	3,627
Prologis, Inc.	173	20,378
Public Storage	30	8,939
Realty Income Corp.	115	7,253
Regency Centers Corp.	29	1,926
SBA Communications Corp.	20	5,986
Simon Property Group, Inc.	61	7,286
UDR, Inc.	57	2,364

See accompanying notes to the financial statements.

S&P 500® Ex-Health Care ETF Schedule of Portfolio Investments November 30, 2022 (Unaudited)

Investments	Shares	Value ($)

Ventas, Inc.	75	3,490
VICI Properties, Inc.	180	6,156
Vornado Realty Trust	30	759
Welltower, Inc.	87	6,180
Weyerhaeuser Co.	138	4,514
		167,243
Food & Staples Retailing - 1.9%
Costco Wholesale Corp.	83	44,758
Kroger Co. (The)	122	6,001
Sysco Corp.	95	8,218
Walgreens Boots Alliance, Inc.	134	5,561
Walmart, Inc.	267	40,696
		105,234
Food Products - 1.3%
Archer-Daniels-Midland Co.	105	10,238
Campbell Soup Co.	38	2,040
Conagra Brands, Inc.	90	3,418
General Mills, Inc.	111	9,468
Hershey Co. (The)	27	6,350
Hormel Foods Corp.	54	2,538
J M Smucker Co. (The)	20	3,080
Kellogg Co.	48	3,502
Kraft Heinz Co. (The)	149	5,863
Lamb Weston Holdings, Inc.	27	2,346
McCormick & Co., Inc. (Non-Voting)	47	4,003
Mondelez International, Inc., Class A	256	17,308
Tyson Foods, Inc., Class A	54	3,579
		73,733
Gas Utilities - 0.0%(a)
Atmos Energy Corp.	26	3,125

Hotels, Restaurants & Leisure - 2.3%
Booking Holdings, Inc.*	7	14,556
Caesars Entertainment, Inc.*	40	2,032
Carnival Corp.*	185	1,837
Chipotle Mexican Grill, Inc.*	5	8,135
Darden Restaurants, Inc.	23	3,381
Domino's Pizza, Inc.	7	2,721
Expedia Group, Inc.*	28	2,992
Hilton Worldwide Holdings, Inc.	51	7,274
Las Vegas Sands Corp.*	61	2,857
Marriott International, Inc., Class A	52	8,598
McDonald's Corp.	138	37,645
MGM Resorts International	61	2,248
Norwegian Cruise Line Holdings Ltd.*	79	1,299
Royal Caribbean Cruises Ltd.*	41	2,457
Starbucks Corp.	215	21,973
Wynn Resorts Ltd.*	19	1,590
Yum! Brands, Inc.	53	6,819
		128,414
Household Durables - 0.4%
DR Horton, Inc.	59	5,074
Garmin Ltd.	29	2,697
Lennar Corp., Class A	48	4,216
Mohawk Industries, Inc.*	10	1,013
Newell Brands, Inc.	70	908
NVR, Inc.*	1	4,639
PulteGroup, Inc.	43	1,926
Whirlpool Corp.	10	1,465
		21,938
Household Products - 1.7%
Church & Dwight Co., Inc.	45	3,684
Clorox Co. (The)	23	3,419
Colgate-Palmolive Co.	156	12,087
Kimberly-Clark Corp.	63	8,545
Procter & Gamble Co. (The)	447	66,674
		94,409
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp. (The)	125	3,615

Industrial Conglomerates - 1.1%
3M Co.	104	13,101
General Electric Co.	205	17,624
Honeywell International, Inc.	126	27,663
		58,388
Insurance - 2.8%
Aflac, Inc.	108	7,768
Allstate Corp. (The)	51	6,829
American International Group, Inc.	142	8,962
Aon plc, Class A	39	12,023
Arch Capital Group Ltd.*	69	4,134
Arthur J Gallagher & Co.	39	7,765
Assurant, Inc.	10	1,282
Brown & Brown, Inc.	44	2,622
Chubb Ltd.	78	17,128
Cincinnati Financial Corp.	30	3,329
Everest Re Group Ltd.	7	2,366
Globe Life, Inc.	17	2,039
Hartford Financial Services Group, Inc. (The)	60	4,582
Lincoln National Corp.	29	1,129
Loews Corp.	37	2,152
Marsh & McLennan Cos., Inc.	93	16,106
MetLife, Inc.	125	9,587
Principal Financial Group, Inc.	43	3,856
Progressive Corp. (The)	109	14,404
Prudential Financial, Inc.	70	7,562
Travelers Cos., Inc. (The)	44	8,352
W R Berkley Corp.	38	2,899
Willis Towers Watson plc	21	5,169
		152,045
Interactive Media & Services - 4.9%
Alphabet, Inc., Class A*	1,121	113,210
Alphabet, Inc., Class C*	1,003	101,754
Match Group, Inc.*	53	2,679
Meta Platforms, Inc., Class A*	427	50,429
		268,072
Internet & Direct Marketing Retail - 3.1%
Amazon.com, Inc.*	1,657	159,967
eBay, Inc.	103	4,680
Etsy, Inc.*	24	3,170
		167,817
IT Services - 5.3%
Accenture plc, Class A	118	35,510
Akamai Technologies, Inc.*	30	2,846
Automatic Data Processing, Inc.	78	20,603
Broadridge Financial Solutions, Inc.	22	3,280
Cognizant Technology Solutions Corp., Class A	97	6,034
DXC Technology Co.*	43	1,276
EPAM Systems, Inc.*	11	4,054

See accompanying notes to the financial statements.

S&P 500® Ex-Health Care ETF Schedule of Portfolio Investments November 30, 2022 (Unaudited)

Investments	Shares	Value ($)

Fidelity National Information Services, Inc.	114	8,274
Fiserv, Inc.*	120	12,523
FleetCor Technologies, Inc.*	14	2,747
Gartner, Inc.*	15	5,255
Global Payments, Inc.	52	5,397
International Business Machines Corp.	169	25,164
Jack Henry & Associates, Inc.	14	2,651
Mastercard, Inc., Class A	160	57,024
Paychex, Inc.	60	7,442
PayPal Holdings, Inc.*	216	16,937
VeriSign, Inc.*	17	3,397
Visa, Inc., Class A	306	66,402
		286,816
Leisure Products - 0.0%(a)
Hasbro, Inc.	24	1,508

Machinery - 2.1%
Caterpillar, Inc.	99	23,404
Cummins, Inc.	26	6,530
Deere & Co.	52	22,932
Dover Corp.	27	3,833
Fortive Corp.	67	4,526
IDEX Corp.	14	3,325
Illinois Tool Works, Inc.	53	12,056
Ingersoll Rand, Inc.	75	4,048
Nordson Corp.	10	2,365
Otis Worldwide Corp.	79	6,169
PACCAR, Inc.	65	6,884
Parker-Hannifin Corp.	24	7,174
Pentair plc	31	1,419
Snap-on, Inc.	10	2,406
Stanley Black & Decker, Inc.	28	2,288
Westinghouse Air Brake Technologies Corp.	34	3,437
Xylem, Inc.	34	3,820
		116,616
Media - 0.9%
Charter Communications, Inc., Class A*	21	8,217
Comcast Corp., Class A	824	30,191
DISH Network Corp., Class A*	47	754
Fox Corp., Class A	57	1,850
Fox Corp., Class B	26	793
Interpublic Group of Cos., Inc. (The)	73	2,508
News Corp., Class A	72	1,379
News Corp., Class B	22	428
Omnicom Group, Inc.	38	3,031
Paramount Global, Class B	94	1,888
		51,039
Metals & Mining - 0.4%
Freeport-McMoRan, Inc.	267	10,627
Newmont Corp.	148	7,026
Nucor Corp.	49	7,347
		25,000
Multiline Retail - 0.6%
Dollar General Corp.	42	10,739
Dollar Tree, Inc.*	39	5,861
Target Corp.	87	14,535
		31,135
Multi-Utilities - 1.0%
Ameren Corp.	48	4,287
CenterPoint Energy, Inc.	118	3,671
CMS Energy Corp.	54	3,298
Consolidated Edison, Inc.	66	6,471
Dominion Energy, Inc.	156	9,533
DTE Energy Co.	36	4,176
NiSource, Inc.	76	2,124
Public Service Enterprise Group, Inc.	93	5,631
Sempra Energy	59	9,805
WEC Energy Group, Inc.	59	5,849
		54,845
Oil, Gas & Consumable Fuels - 5.6%
APA Corp.	61	2,858
Chevron Corp.	337	61,775
ConocoPhillips	238	29,395
Coterra Energy, Inc.(b)	149	4,159
Devon Energy Corp.	122	8,359
Diamondback Energy, Inc.	33	4,885
EOG Resources, Inc.	110	15,612
EQT Corp.	69	2,926
Exxon Mobil Corp.	779	86,734
Hess Corp.	52	7,483
Kinder Morgan, Inc.	371	7,094
Marathon Oil Corp.	127	3,890
Marathon Petroleum Corp.	93	11,328
Occidental Petroleum Corp.	139	9,659
ONEOK, Inc.	84	5,621
Phillips 66	90	9,760
Pioneer Natural Resources Co.	45	10,620
Targa Resources Corp.	42	3,124
Valero Energy Corp.	74	9,888
Williams Cos., Inc. (The)	228	7,912
		303,082
Personal Products - 0.2%
Estee Lauder Cos., Inc. (The), Class A	43	10,139

Professional Services - 0.4%
CoStar Group, Inc.*	74	5,997
Equifax, Inc.	23	4,539
Jacobs Solutions, Inc.	24	3,037
Leidos Holdings, Inc.	26	2,842
Robert Half International, Inc.	20	1,576
Verisk Analytics, Inc.	29	5,328
		23,319
Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A*	60	4,776

Road & Rail - 1.1%
CSX Corp.	400	13,076
JB Hunt Transport Services, Inc.	16	2,942
Norfolk Southern Corp.	44	11,286
Old Dominion Freight Line, Inc.	17	5,145
Union Pacific Corp.	117	25,439
		57,888
Semiconductors & Semiconductor Equipment - 6.2%
Advanced Micro Devices, Inc.*	302	23,444
Analog Devices, Inc.	97	16,675
Applied Materials, Inc.	163	17,865
Broadcom, Inc.	76	41,878
Enphase Energy, Inc.*	25	8,015

See accompanying notes to the financial statements.

S&P 500® Ex-Health Care ETF Schedule of Portfolio Investments November 30, 2022 (Unaudited)

Investments	Shares	Value ($)

Intel Corp.	768	23,094
KLA Corp.	27	10,615
Lam Research Corp.	26	12,282
Microchip Technology, Inc.	103	8,156
Micron Technology, Inc.	206	11,876
Monolithic Power Systems, Inc.	8	3,056
NVIDIA Corp.	468	79,200
NXP Semiconductors NV	49	8,616
ON Semiconductor Corp.*	81	6,091
Qorvo, Inc.*	19	1,886
QUALCOMM, Inc.	210	26,563
Skyworks Solutions, Inc.	30	2,869
SolarEdge Technologies, Inc.*	10	2,988
Teradyne, Inc.	29	2,710
Texas Instruments, Inc.	171	30,859
		338,738
Software - 9.8%
Adobe, Inc.*	88	30,354
ANSYS, Inc.*	16	4,069
Autodesk, Inc.*	41	8,280
Cadence Design Systems, Inc.*	51	8,774
Ceridian HCM Holding, Inc.*	29	1,985
Fortinet, Inc.*	122	6,485
Gen Digital, Inc.	111	2,549
Intuit, Inc.	53	21,602
Microsoft Corp.	1,395	355,920
Oracle Corp.	284	23,581
Paycom Software, Inc.*	9	3,052
PTC, Inc.*	20	2,544
Roper Technologies, Inc.	20	8,778
Salesforce, Inc.*	186	29,806
ServiceNow, Inc.*	38	15,819
Synopsys, Inc.*	29	9,847
Tyler Technologies, Inc.*	8	2,742
		536,187
Specialty Retail - 2.8%
Advance Auto Parts, Inc.	11	1,661
AutoZone, Inc.*	4	10,316
Bath & Body Works, Inc.	43	1,827
Best Buy Co., Inc.	37	3,156
CarMax, Inc.*	30	2,081
Home Depot, Inc. (The)	192	62,206
Lowe's Cos., Inc.	120	25,506
O'Reilly Automotive, Inc.*	12	10,374
Ross Stores, Inc.	65	7,649
TJX Cos., Inc. (The)	219	17,531
Tractor Supply Co.	21	4,753
Ulta Beauty, Inc.*	10	4,648
		151,708
Technology Hardware, Storage & Peripherals - 8.0%
Apple, Inc.	2,825	418,186
Hewlett Packard Enterprise Co.	243	4,077
HP, Inc.	170	5,107
NetApp, Inc.	41	2,772
Seagate Technology Holdings plc	37	1,960
Western Digital Corp.*	59	2,168
		434,270
Textiles, Apparel & Luxury Goods - 0.6%
NIKE, Inc., Class B	236	25,887
Ralph Lauren Corp.	8	905
Tapestry, Inc.	47	1,775
VF Corp.	62	2,035
		30,602
Tobacco - 0.8%
Altria Group, Inc.	337	15,698
Philip Morris International, Inc.	290	28,904
		44,602
Trading Companies & Distributors - 0.3%
Fastenal Co.	107	5,512
United Rentals, Inc.*	13	4,589
WW Grainger, Inc.	8	4,824
		14,925
Water Utilities - 0.1%
American Water Works Co., Inc.	34	5,160

Wireless Telecommunication Services - 0.3%
T-Mobile US, Inc.*	113	17,115

TOTAL COMMON STOCKS (Cost $5,491,383)		5,438,906

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 0.1%

REPURCHASE AGREEMENTS(c) - 0.1%
Repurchase Agreements with various counterparties, rates 3.40% - 3.80%, dated 11/30/2022, due 12/1/2022, total to be received $3,877
(Cost $3,877)	3,877	3,877

Total Investments - 99.8% (Cost $5,495,260)		5,442,783
Other assets less liabilities - 0.2%		9,062
Net Assets - 100.0%		5,451,845

See accompanying notes to the financial statements.

S&P 500® Ex-Health Care ETF Schedule of Portfolio Investments November 30, 2022 (Unaudited)

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)	The security or a portion of this security is on loan at November 30, 2022. The total value of securities on loan at November 30, 2022 was $2,847, collateralized in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 5.25%, and maturity dates ranging from July 15, 2023 – May 15, 2047. The total value of collateral is $2,946.
(c)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$436,459
Aggregate gross unrealized depreciation	(507,514)
Net unrealized depreciation	$(71,055)
Federal income tax cost	$5,513,838

See accompanying notes to the financial statements.

S&P 500® Ex-Technology ETF Schedule of Portfolio Investments November 30, 2022 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.8%

Aerospace & Defense - 2.4%
Boeing Co. (The)*	237	42,395
General Dynamics Corp.	95	23,977
Howmet Aerospace, Inc.	157	5,914
Huntington Ingalls Industries, Inc.	17	3,943
L3Harris Technologies, Inc.	81	18,394
Lockheed Martin Corp.	100	48,519
Northrop Grumman Corp.	62	33,064
Raytheon Technologies Corp.	626	61,799
Textron, Inc.	90	6,424
TransDigm Group, Inc.	22	13,827
		258,256
Air Freight & Logistics - 0.8%
CH Robinson Worldwide, Inc.	52	5,212
Expeditors International of Washington, Inc.	69	8,008
FedEx Corp.	101	18,404
United Parcel Service, Inc., Class B	310	58,816
		90,440
Airlines - 0.3%
Alaska Air Group, Inc.*	54	2,562
American Airlines Group, Inc.*	275	3,968
Delta Air Lines, Inc.*	272	9,621
Southwest Airlines Co.*	251	10,017
United Airlines Holdings, Inc.*	138	6,096
		32,264
Auto Components - 0.2%
Aptiv plc*	115	12,267
BorgWarner, Inc.	100	4,251
		16,518
Automobiles - 2.5%
Ford Motor Co.	1,674	23,269
General Motors Co.	618	25,066
Tesla, Inc.*	1,129	219,816
		268,151
Banks - 5.3%
Bank of America Corp.	2,962	112,112
Citigroup, Inc.	821	39,745
Citizens Financial Group, Inc.	210	8,900
Comerica, Inc.	55	3,946
Fifth Third Bancorp	291	10,581
First Republic Bank	77	9,826
Huntington Bancshares, Inc.	611	9,458
JPMorgan Chase & Co.	1,243	171,758
KeyCorp	395	7,430
M&T Bank Corp.	74	12,581
PNC Financial Services Group, Inc. (The)	174	29,277
Regions Financial Corp.	396	9,191
Signature Bank	27	3,766
SVB Financial Group*	25	5,795
Truist Financial Corp.	562	26,307
US Bancorp	573	26,008
Wells Fargo & Co.	1,607	77,056
Zions Bancorp NA	64	3,316
		567,053
Beverages - 2.5%
Brown-Forman Corp., Class B	77	5,623
Coca-Cola Co. (The)	1,649	104,893
Constellation Brands, Inc., Class A	68	17,500
Keurig Dr Pepper, Inc.	360	13,921
Molson Coors Beverage Co., Class B	80	4,409
Monster Beverage Corp.*	163	16,766
PepsiCo, Inc.	585	108,523
		271,635
Biotechnology - 3.3%
AbbVie, Inc.	749	120,724
Amgen, Inc.	227	65,013
Biogen, Inc.*	61	18,615
Gilead Sciences, Inc.	531	46,638
Incyte Corp.*	78	6,214
Moderna, Inc.*	143	25,155
Regeneron Pharmaceuticals, Inc.*	45	33,826
Vertex Pharmaceuticals, Inc.*	109	34,488
		350,673
Building Products - 0.6%
A O Smith Corp.	54	3,280
Allegion plc	37	4,205
Carrier Global Corp.	357	15,822
Fortune Brands Home & Security, Inc.	55	3,594
Johnson Controls International plc	292	19,400
Masco Corp.	96	4,875
Trane Technologies plc	98	17,485
		68,661
Capital Markets - 4.2%
Ameriprise Financial, Inc.	46	15,270
Bank of New York Mellon Corp. (The)	312	14,321
BlackRock, Inc.	64	45,824
Cboe Global Markets, Inc.	45	5,708
Charles Schwab Corp. (The)	647	53,403
CME Group, Inc.	152	26,828
FactSet Research Systems, Inc.	16	7,381
Franklin Resources, Inc.	120	3,217
Goldman Sachs Group, Inc. (The)	145	55,992
Intercontinental Exchange, Inc.	237	25,669
Invesco Ltd.	193	3,688
MarketAxess Holdings, Inc.	16	4,287
Moody's Corp.	67	19,984
Morgan Stanley	567	52,771
MSCI, Inc.	34	17,266
Nasdaq, Inc.	144	9,858
Northern Trust Corp.	88	8,194
Raymond James Financial, Inc.	82	9,586
S&P Global, Inc.	144	50,803
State Street Corp.	156	12,429
T. Rowe Price Group, Inc.	96	11,991
		454,470
Chemicals - 2.5%
Air Products and Chemicals, Inc.	94	29,155
Albemarle Corp.	50	13,899
Celanese Corp.	42	4,507
CF Industries Holdings, Inc.	84	9,088
Corteva, Inc.	305	20,484
Dow, Inc.	304	15,495
DuPont de Nemours, Inc.	212	14,948
Eastman Chemical Co.	52	4,504
Ecolab, Inc.	105	15,732
FMC Corp.	53	6,924
International Flavors & Fragrances, Inc.	108	11,429

See accompanying notes to the financial statements.

S&P 500® Ex-Technology ETF Schedule of Portfolio Investments November 30, 2022 (Unaudited)

Investments	Shares	Value ($)

Linde plc	211	70,997
LyondellBasell Industries NV, Class A	108	9,181
Mosaic Co. (The)	146	7,490
PPG Industries, Inc.	100	13,522
Sherwin-Williams Co. (The)	100	24,918
		272,273
Commercial Services & Supplies - 0.7%
Cintas Corp.	36	16,624
Copart, Inc.*	181	12,047
Republic Services, Inc.	87	12,118
Rollins, Inc.	98	3,963
Waste Management, Inc.	159	26,668
		71,420
Construction & Engineering - 0.1%
Quanta Services, Inc.	61	9,143

Construction Materials - 0.2%
Martin Marietta Materials, Inc.	26	9,528
Vulcan Materials Co.	56	10,267
		19,795
Consumer Finance - 0.7%
American Express Co.	254	40,028
Capital One Financial Corp.	163	16,828
Discover Financial Services	116	12,570
Synchrony Financial	204	7,666
		77,092
Containers & Packaging - 0.4%
Amcor plc	637	7,867
Avery Dennison Corp.	34	6,573
Ball Corp.	133	7,459
International Paper Co.	153	5,679
Packaging Corp. of America	40	5,436
Sealed Air Corp.	62	3,300
Westrock Co.	108	4,095
		40,409
Distributors - 0.2%
Genuine Parts Co.	60	11,000
LKQ Corp.	110	5,976
Pool Corp.	17	5,600
		22,576
Diversified Financial Services - 2.3%
Berkshire Hathaway, Inc., Class B*	765	243,729

Diversified Telecommunication Services - 1.2%
AT&T, Inc.	3,020	58,226
Lumen Technologies, Inc.	404	2,210
Verizon Communications, Inc.	1,780	69,384
		129,820
Electric Utilities - 2.7%
Alliant Energy Corp.	106	5,968
American Electric Power Co., Inc.	218	21,103
Constellation Energy Corp.	139	13,361
Duke Energy Corp.	326	32,577
Edison International	162	10,799
Entergy Corp.	86	9,999
Evergy, Inc.	97	5,743
Eversource Energy	147	12,181
Exelon Corp.	420	17,375
FirstEnergy Corp.	230	9,485
NextEra Energy, Inc.	833	70,555
NRG Energy, Inc.	100	4,245
PG&E Corp.*	682	10,708
Pinnacle West Capital Corp.	48	3,759
PPL Corp.	312	9,210
Southern Co. (The)	450	30,438
Xcel Energy, Inc.	232	16,291
		283,797
Electrical Equipment - 0.8%
AMETEK, Inc.	97	13,815
Eaton Corp. plc	169	27,623
Emerson Electric Co.	251	24,038
Generac Holdings, Inc.*	27	2,849
Rockwell Automation, Inc.	49	12,947
		81,272
Energy Equipment & Services - 0.5%
Baker Hughes Co.	429	12,450
Halliburton Co.	384	14,550
Schlumberger Ltd.	599	30,878
		57,878
Entertainment - 1.8%
Activision Blizzard, Inc.	302	22,333
Electronic Arts, Inc.	112	14,647
Live Nation Entertainment, Inc.*	60	4,366
Netflix, Inc.*	188	57,440
Take-Two Interactive Software, Inc.*	66	6,976
Walt Disney Co. (The)*	773	75,653
Warner Bros Discovery, Inc.*	936	10,670
		192,085
Equity Real Estate Investment Trusts (REITs) - 3.5%
Alexandria Real Estate Equities, Inc.	63	9,803
American Tower Corp.	197	43,586
AvalonBay Communities, Inc.	59	10,319
Boston Properties, Inc.	60	4,325
Camden Property Trust	45	5,415
Crown Castle, Inc.	184	26,023
Digital Realty Trust, Inc.	122	13,720
Equinix, Inc.	39	26,935
Equity Residential	143	9,275
Essex Property Trust, Inc.	28	6,171
Extra Space Storage, Inc.	57	9,159
Federal Realty Investment Trust	31	3,444
Healthpeak Properties, Inc.	229	6,013
Host Hotels & Resorts, Inc.	303	5,739
Invitation Homes, Inc.	246	8,027
Iron Mountain, Inc.	123	6,683
Kimco Realty Corp.	262	6,005
Mid-America Apartment Communities, Inc.	49	8,079
Prologis, Inc.	391	46,056
Public Storage	67	19,963
Realty Income Corp.	262	16,524
Regency Centers Corp.	65	4,318
SBA Communications Corp.	46	13,768
Simon Property Group, Inc.	139	16,602
UDR, Inc.	129	5,350
Ventas, Inc.	169	7,864
VICI Properties, Inc.	408	13,954
Vornado Realty Trust	68	1,720
Welltower, Inc.	196	13,922
Weyerhaeuser Co.	314	10,271
		379,033

See accompanying notes to the financial statements.

S&P 500® Ex-Technology ETF Schedule of Portfolio Investments November 30, 2022 (Unaudited)

Investments	Shares	Value ($)

Food & Staples Retailing - 2.2%
Costco Wholesale Corp.	188	101,379
Kroger Co. (The)	276	13,576
Sysco Corp.	216	18,686
Walgreens Boots Alliance, Inc.	304	12,616
Walmart, Inc.	604	92,062
		238,319
Food Products - 1.6%
Archer-Daniels-Midland Co.	238	23,205
Campbell Soup Co.	85	4,562
Conagra Brands, Inc.	203	7,710
General Mills, Inc.	252	21,496
Hershey Co. (The)	62	14,581
Hormel Foods Corp.	123	5,781
J M Smucker Co. (The)	45	6,930
Kellogg Co.	108	7,879
Kraft Heinz Co. (The)	338	13,300
Lamb Weston Holdings, Inc.	61	5,301
McCormick & Co., Inc. (Non-Voting)	106	9,029
Mondelez International, Inc., Class A	581	39,281
Tyson Foods, Inc., Class A	123	8,152
		167,207
Gas Utilities - 0.1%
Atmos Energy Corp.	59	7,092

Health Care Equipment & Supplies - 3.6%
Abbott Laboratories	742	79,824
ABIOMED, Inc.*	19	7,178
Align Technology, Inc.*	31	6,097
Baxter International, Inc.	213	12,041
Becton Dickinson and Co.	121	30,170
Boston Scientific Corp.*	607	27,479
Cooper Cos., Inc. (The)	21	6,643
DENTSPLY SIRONA, Inc.	91	2,754
Dexcom, Inc.*	166	19,303
Edwards Lifesciences Corp.*	263	20,317
Hologic, Inc.*	106	8,073
IDEXX Laboratories, Inc.*	35	14,905
Intuitive Surgical, Inc.*	151	40,829
Medtronic plc	563	44,500
ResMed, Inc.	62	14,272
STERIS plc	42	7,801
Stryker Corp.	143	33,446
Teleflex, Inc.	20	4,682
Zimmer Biomet Holdings, Inc.	89	10,689
		391,003
Health Care Providers & Services - 4.9%
AmerisourceBergen Corp.	69	11,778
Cardinal Health, Inc.	115	9,219
Centene Corp.*	242	21,066
Cigna Corp.	129	42,427
CVS Health Corp.	556	56,645
DaVita, Inc.*	24	1,769
Elevance Health, Inc.	102	54,358
HCA Healthcare, Inc.	91	21,860
Henry Schein, Inc.*	58	4,693
Humana, Inc.	54	29,695
Laboratory Corp. of America Holdings	38	9,147
McKesson Corp.	61	23,282
Molina Healthcare, Inc.*	25	8,419
Quest Diagnostics, Inc.	49	7,440
UnitedHealth Group, Inc.	396	216,913
Universal Health Services, Inc., Class B	28	3,664
		522,375
Hotels, Restaurants & Leisure - 2.7%
Booking Holdings, Inc.*	17	35,351
Caesars Entertainment, Inc.*	91	4,624
Carnival Corp.*	418	4,151
Chipotle Mexican Grill, Inc.*	12	19,523
Darden Restaurants, Inc.	52	7,643
Domino's Pizza, Inc.	15	5,831
Expedia Group, Inc.*	64	6,838
Hilton Worldwide Holdings, Inc.	116	16,544
Las Vegas Sands Corp.*	139	6,511
Marriott International, Inc., Class A	117	19,346
McDonald's Corp.	312	85,110
MGM Resorts International	138	5,087
Norwegian Cruise Line Holdings Ltd.*	179	2,943
Royal Caribbean Cruises Ltd.*	93	5,573
Starbucks Corp.	486	49,669
Wynn Resorts Ltd.*	44	3,681
Yum! Brands, Inc.	121	15,568
		293,993
Household Durables - 0.4%
DR Horton, Inc.	134	11,524
Garmin Ltd.	65	6,044
Lennar Corp., Class A	108	9,486
Mohawk Industries, Inc.*	22	2,229
Newell Brands, Inc.	159	2,062
NVR, Inc.*	1	4,639
PulteGroup, Inc.	98	4,389
Whirlpool Corp.	23	3,370
		43,743
Household Products - 2.0%
Church & Dwight Co., Inc.	103	8,433
Clorox Co. (The)	52	7,730
Colgate-Palmolive Co.	353	27,350
Kimberly-Clark Corp.	143	19,395
Procter & Gamble Co. (The)	1,013	151,099
		214,007
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp. (The)	283	8,184

Industrial Conglomerates - 1.2%
3M Co.	235	29,603
General Electric Co.	465	39,976
Honeywell International, Inc.	285	62,572
		132,151
Insurance - 3.2%
Aflac, Inc.	244	17,551
Allstate Corp. (The)	115	15,399
American International Group, Inc.	322	20,321
Aon plc, Class A	89	27,437
Arch Capital Group Ltd.*	156	9,346
Arthur J Gallagher & Co.	89	17,721
Assurant, Inc.	23	2,949
Brown & Brown, Inc.	99	5,899
Chubb Ltd.	177	38,867
Cincinnati Financial Corp.	67	7,434
Everest Re Group Ltd.	17	5,745
Globe Life, Inc.	38	4,558
Hartford Financial Services Group, Inc. (The)	137	10,463

See accompanying notes to the financial statements.

S&P 500® Ex-Technology ETF Schedule of Portfolio Investments November 30, 2022 (Unaudited)

Investments	Shares	Value ($)

Lincoln National Corp.	66	2,570
Loews Corp.	85	4,943
Marsh & McLennan Cos., Inc.	211	36,541
MetLife, Inc.	284	21,783
Principal Financial Group, Inc.	98	8,789
Progressive Corp. (The)	248	32,773
Prudential Financial, Inc.	158	17,069
Travelers Cos., Inc. (The)	101	19,171
W R Berkley Corp.	87	6,636
Willis Towers Watson plc	47	11,570
		345,535
Interactive Media & Services - 5.7%
Alphabet, Inc., Class A*	2,541	256,616
Alphabet, Inc., Class C*	2,272	230,494
Match Group, Inc.*	120	6,067
Meta Platforms, Inc., Class A*	966	114,085
		607,262
Internet & Direct Marketing Retail - 3.6%
Amazon.com, Inc.*	3,756	362,604
eBay, Inc.	233	10,588
Etsy, Inc.*	54	7,133
		380,325
Leisure Products - 0.0%(a)
Hasbro, Inc.	55	3,455

Life Sciences Tools & Services - 2.5%
Agilent Technologies, Inc.	127	19,682
Bio-Rad Laboratories, Inc., Class A*	9	3,732
Bio-Techne Corp.	68	5,779
Charles River Laboratories International, Inc.*	22	5,029
Danaher Corp.	277	75,735
Illumina, Inc.*	67	14,611
IQVIA Holdings, Inc.*	79	17,224
Mettler-Toledo International, Inc.*	10	14,696
PerkinElmer, Inc.	53	7,406
Thermo Fisher Scientific, Inc.	166	92,996
Waters Corp.*	25	8,665
West Pharmaceutical Services, Inc.	31	7,274
		272,829
Machinery - 2.5%
Caterpillar, Inc.	224	52,956
Cummins, Inc.	60	15,069
Deere & Co.	118	52,038
Dover Corp.	61	8,659
Fortive Corp.	151	10,200
IDEX Corp.	32	7,600
Illinois Tool Works, Inc.	119	27,069
Ingersoll Rand, Inc.	171	9,229
Nordson Corp.	23	5,439
Otis Worldwide Corp.	178	13,900
PACCAR, Inc.	147	15,569
Parker-Hannifin Corp.	54	16,143
Pentair plc	70	3,204
Snap-on, Inc.	23	5,534
Stanley Black & Decker, Inc.	63	5,148
Westinghouse Air Brake Technologies Corp.	77	7,784
Xylem, Inc.	76	8,538
		264,079
Media - 1.1%
Charter Communications, Inc., Class A*	47	18,391
Comcast Corp., Class A	1,866	68,370
DISH Network Corp., Class A*	106	1,701
Fox Corp., Class A	130	4,219
Fox Corp., Class B	60	1,831
Interpublic Group of Cos., Inc. (The)	166	5,704
News Corp., Class A	163	3,121
News Corp., Class B	51	992
Omnicom Group, Inc.	87	6,939
Paramount Global, Class B(b)	214	4,297
		115,565
Metals & Mining - 0.5%
Freeport-McMoRan, Inc.	606	24,119
Newmont Corp.	336	15,950
Nucor Corp.	111	16,644
		56,713
Multiline Retail - 0.7%
Dollar General Corp.	96	24,545
Dollar Tree, Inc.*	89	13,376
Target Corp.	196	32,746
		70,667
Multi-Utilities - 1.2%
Ameren Corp.	109	9,736
CenterPoint Energy, Inc.	267	8,306
CMS Energy Corp.	123	7,511
Consolidated Edison, Inc.	150	14,706
Dominion Energy, Inc.	353	21,572
DTE Energy Co.	82	9,513
NiSource, Inc.	172	4,806
Public Service Enterprise Group, Inc.	211	12,776
Sempra Energy	133	22,103
WEC Energy Group, Inc.	134	13,285
		124,314
Oil, Gas & Consumable Fuels - 6.4%
APA Corp.	138	6,465
Chevron Corp.	763	139,866
ConocoPhillips	539	66,572
Coterra Energy, Inc.(b)	337	9,406
Devon Energy Corp.	277	18,980
Diamondback Energy, Inc.	75	11,101
EOG Resources, Inc.	248	35,199
EQT Corp.	157	6,658
Exxon Mobil Corp.	1,766	196,626
Hess Corp.	118	16,981
Kinder Morgan, Inc.	840	16,061
Marathon Oil Corp.	287	8,791
Marathon Petroleum Corp.	211	25,702
Occidental Petroleum Corp.	316	21,959
ONEOK, Inc.	189	12,648
Phillips 66	204	22,122
Pioneer Natural Resources Co.	101	23,835
Targa Resources Corp.	96	7,141
Valero Energy Corp.	167	22,315
Williams Cos., Inc. (The)	516	17,905
		686,333
Personal Products - 0.2%
Estee Lauder Cos., Inc. (The), Class A	98	23,107

See accompanying notes to the financial statements.

S&P 500® Ex-Technology ETF Schedule of Portfolio Investments November 30, 2022 (Unaudited)

Investments	Shares	Value ($)

Pharmaceuticals - 6.3%
Bristol-Myers Squibb Co.	905	72,653
Catalent, Inc.*	76	3,810
Eli Lilly & Co.	334	123,941
Johnson & Johnson	1,114	198,292
Merck & Co., Inc.	1,074	118,269
Organon & Co.	108	2,810
Pfizer, Inc.	2,378	119,209
Viatris, Inc.	514	5,669
Zoetis, Inc.	198	30,520
		675,173
Professional Services - 0.5%
CoStar Group, Inc.*	168	13,615
Equifax, Inc.	52	10,263
Jacobs Solutions, Inc.	54	6,833
Leidos Holdings, Inc.	58	6,341
Robert Half International, Inc.	46	3,624
Verisk Analytics, Inc.	67	12,309
		52,985
Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A*	136	10,826

Road & Rail - 1.2%
CSX Corp.	907	29,650
JB Hunt Transport Services, Inc.	35	6,436
Norfolk Southern Corp.	100	25,650
Old Dominion Freight Line, Inc.	39	11,802
Union Pacific Corp.	265	57,619
		131,157
Specialty Retail - 3.2%
Advance Auto Parts, Inc.	26	3,926
AutoZone, Inc.*	8	20,632
Bath & Body Works, Inc.	97	4,122
Best Buy Co., Inc.	85	7,250
CarMax, Inc.*	67	4,647
Home Depot, Inc. (The)	436	141,260
Lowe's Cos., Inc.	271	57,601
O'Reilly Automotive, Inc.*	27	23,343
Ross Stores, Inc.	148	17,415
TJX Cos., Inc. (The)	496	39,705
Tractor Supply Co.	47	10,637
Ulta Beauty, Inc.*	22	10,226
		340,764
Textiles, Apparel & Luxury Goods - 0.7%
NIKE, Inc., Class B	535	58,684
Ralph Lauren Corp.	18	2,036
Tapestry, Inc.	107	4,042
VF Corp.	140	4,595
		69,357
Tobacco - 0.9%
Altria Group, Inc.	763	35,541
Philip Morris International, Inc.	657	65,483
		101,024
Trading Companies & Distributors - 0.3%
Fastenal Co.	244	12,568
United Rentals, Inc.*	30	10,591
WW Grainger, Inc.	19	11,458
		34,617
Water Utilities - 0.1%
American Water Works Co., Inc.	77	11,686

Wireless Telecommunication Services - 0.4%
T-Mobile US, Inc.*	255	38,622

TOTAL COMMON STOCKS (Cost $11,023,420)		10,692,912

SECURITIES LENDING REINVESTMENTS(c) - 0.0%(a)

INVESTMENT COMPANIES - 0.0%(a)
BlackRock Liquidity FedFund, Institutional Class 3.55% (Cost $4,313)	4,313	4,313

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 0.1%

REPURCHASE AGREEMENTS(d) - 0.1%
Repurchase Agreements with various counterparties, rates 3.40% - 3.80%, dated 11/30/2022, due 12/1/2022, total to be received $13,627
(Cost $13,623)	13,623	13,623

Total Investments - 99.9% (Cost $11,041,356)		10,710,848
Other assets less liabilities - 0.1%		15,159
Net Assets - 100.0%		10,726,007

See accompanying notes to the financial statements.

S&P 500® Ex-Technology ETF Schedule of Portfolio Investments November 30, 2022 (Unaudited)

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)	The security or a portion of this security is on loan at November 30, 2022. The total value of securities on loan at November 30, 2022 was $11,701, collateralized in the form of cash with a value of $4,313 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $7,682 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 5.25%, and maturity dates ranging from July 15, 2023 – May 15, 2047. The total value of collateral is $11,995.
(c)	The security was purchased with cash collateral held from securities on loan at November 30, 2022. The total value of securities purchased was $4,313.
(d)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$939,931
Aggregate gross unrealized depreciation	(1,310,055)
Net unrealized depreciation	$(370,124)
Federal income tax cost	$11,080,972

See accompanying notes to the financial statements.

Ultra Financials
Schedule of Portfolio Investments
November 30, 2022 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 80.1%

Banks - 18.4%
Bank of America Corp.	538,348	20,376,472
Bank OZK	8,561	395,090
BOK Financial Corp.	2,246	235,179
Citigroup, Inc.	149,084	7,217,156
Citizens Financial Group, Inc.	38,147	1,616,670
Comerica, Inc.	10,069	722,350
Commerce Bancshares, Inc.	8,398	629,178
Cullen/Frost Bankers, Inc.	4,936	716,066
East West Bancorp, Inc.	10,848	761,638
Fifth Third Bancorp	52,844	1,921,408
First Citizens BancShares, Inc., Class A	1,015	828,707
First Financial Bankshares, Inc.(b)	9,987	369,020
First Horizon Corp.	41,312	1,026,603
First Republic Bank	14,063	1,794,579
FNB Corp.	27,003	380,742
Glacier Bancorp, Inc.	8,528	493,771
Home BancShares, Inc.	14,681	373,632
Huntington Bancshares, Inc.	111,073	1,719,410
JPMorgan Chase & Co.	225,769	31,196,760
KeyCorp	71,803	1,350,614
M&T Bank Corp.	13,513	2,297,480
Pinnacle Financial Partners, Inc.	5,884	493,609
PNC Financial Services Group, Inc. (The)	31,575	5,312,810
Popular, Inc.	5,776	421,764
Prosperity Bancshares, Inc.	7,021	530,577
Regions Financial Corp.	71,936	1,669,635
Signature Bank	4,837	674,762
SouthState Corp.	5,824	511,638
SVB Financial Group*	4,548	1,054,135
Synovus Financial Corp.	11,191	471,477
Truist Financial Corp.	102,116	4,780,050
UMB Financial Corp.	3,347	286,235
Umpqua Holdings Corp.	16,711	338,732
United Bankshares, Inc.	10,361	444,383
US Bancorp	104,092	4,724,736
Valley National Bancorp	32,355	409,614
Webster Financial Corp.	13,536	735,546
Wells Fargo & Co.	292,047	14,003,654
Western Alliance Bancorp	8,337	571,418
Wintrust Financial Corp.	4,674	427,344
Zions Bancorp NA	11,583	600,231
		114,884,875
Capital Markets - 15.9%
Affiliated Managers Group, Inc.	2,942	471,956
Ameriprise Financial, Inc.	8,329	2,764,812
Ares Management Corp.	11,911	933,703
Bank of New York Mellon Corp. (The)	56,586	2,597,297
BlackRock, Inc.	11,600	8,305,600
Blackstone, Inc., Class A	54,020	4,944,451
Blue Owl Capital, Inc.	25,903	292,704
Carlyle Group, Inc. (The)	16,685	520,071
Cboe Global Markets, Inc.	8,164	1,035,522
Charles Schwab Corp. (The)	117,506	9,698,945
CME Group, Inc.	27,672	4,884,108
Coinbase Global, Inc., Class A*(b)	12,103	553,470
FactSet Research Systems, Inc.	2,924	1,348,812
Federated Hermes, Inc., Class B	6,519	247,461
Franklin Resources, Inc.	21,870	586,335
Goldman Sachs Group, Inc. (The)	26,279	10,147,636
Houlihan Lokey, Inc.	3,824	376,090
Interactive Brokers Group, Inc., Class A	7,920	635,976
Intercontinental Exchange, Inc.	42,992	4,656,464
Invesco Ltd.	34,999	668,831
Janus Henderson Group plc	10,203	258,034
Jefferies Financial Group, Inc.	14,299	543,219
KKR & Co., Inc.	44,352	2,302,756
Lazard Ltd., Class A	8,682	317,848
LPL Financial Holdings, Inc.	6,145	1,454,583
MarketAxess Holdings, Inc.	2,897	776,164
Moody's Corp.	12,148	3,623,384
Morgan Stanley	103,076	9,593,283
Morningstar, Inc.	1,929	472,856
MSCI, Inc.	6,197	3,147,022
Nasdaq, Inc.	26,092	1,786,258
Northern Trust Corp.	16,031	1,492,646
Raymond James Financial, Inc.	14,954	1,748,123
Robinhood Markets, Inc., Class A*	38,828	372,361
S&P Global, Inc.	26,230	9,253,944
SEI Investments Co.	7,924	493,507
State Street Corp.	28,300	2,254,661
Stifel Financial Corp.	8,165	524,601
T. Rowe Price Group, Inc.	17,377	2,170,561
TPG, Inc.	3,933	130,969
Tradeweb Markets, Inc., Class A	8,275	508,581
Virtu Financial, Inc., Class A	7,493	166,195
		99,061,800
Consumer Finance - 2.6%
Ally Financial, Inc.	23,752	641,542
American Express Co.	46,176	7,276,876
Capital One Financial Corp.	29,548	3,050,535
Credit Acceptance Corp.*(b)	468	221,813
Discover Financial Services	21,006	2,276,210
FirstCash Holdings, Inc.	2,933	275,291
OneMain Holdings, Inc.	9,522	374,786
SLM Corp.	19,354	337,921
SoFi Technologies, Inc.*(b)	62,490	301,827
Synchrony Financial	37,077	1,393,354
		16,150,155
Diversified Financial Services - 7.7%
Apollo Global Management, Inc.	33,407	2,318,112
Berkshire Hathaway, Inc., Class B*	138,949	44,269,151
Equitable Holdings, Inc.	26,874	852,981
Voya Financial, Inc.	7,536	497,225
		47,937,469
Equity Real Estate Investment Trusts (REITs) - 14.1%
Agree Realty Corp.	6,146	429,913
Alexandria Real Estate Equities, Inc.	11,431	1,778,778
American Homes 4 Rent, Class A	23,292	770,266
American Tower Corp.	35,824	7,926,060
Americold Realty Trust, Inc.(b)	20,739	619,059
Apartment Income REIT Corp.	11,871	451,692
AvalonBay Communities, Inc.	10,766	1,882,973
Boston Properties, Inc.	10,981	791,510
Brixmor Property Group, Inc.	23,070	534,763
Camden Property Trust	8,199	986,586
Corporate Office Properties Trust	8,656	240,377
Cousins Properties, Inc.	11,659	307,564

See accompanying notes to the financial statements.

Ultra Financials
Schedule of Portfolio Investments
November 30, 2022 (Unaudited)

Investments	Shares	Value ($)
Crown Castle, Inc.	33,328	4,713,579
CubeSmart	17,281	715,261
Digital Realty Trust, Inc.	22,141	2,489,977
Douglas Emmett, Inc.	13,535	234,426
EastGroup Properties, Inc.	3,354	520,675
Equinix, Inc.	7,011	4,842,147
Equity Commonwealth	8,570	232,161
Equity LifeStyle Properties, Inc.	13,467	894,478
Equity Residential	26,050	1,689,603
Essex Property Trust, Inc.	5,014	1,104,985
Extra Space Storage, Inc.	10,310	1,656,714
Federal Realty Investment Trust	5,606	622,827
First Industrial Realty Trust, Inc.	10,168	513,992
Gaming and Leisure Properties, Inc.	19,665	1,034,576
Healthcare Realty Trust, Inc.	29,298	601,488
Healthpeak Properties, Inc.	41,541	1,090,867
Highwoods Properties, Inc.	8,099	241,350
Host Hotels & Resorts, Inc.	55,039	1,042,439
Invitation Homes, Inc.	44,639	1,456,571
Iron Mountain, Inc.	22,378	1,215,797
JBG SMITH Properties	7,661	157,893
Kilroy Realty Corp.	8,098	349,996
Kimco Realty Corp.	47,614	1,091,313
Lamar Advertising Co., Class A	6,707	671,639
Life Storage, Inc.	6,498	698,470
LXP Industrial Trust(b)	21,536	231,727
Medical Properties Trust, Inc.	46,117	605,055
Mid-America Apartment Communities, Inc.(b)	8,887	1,465,289
National Health Investors, Inc.	3,439	193,478
National Retail Properties, Inc.	13,636	632,165
National Storage Affiliates Trust	6,572	261,631
Omega Healthcare Investors, Inc.	18,028	545,888
Physicians Realty Trust	17,423	260,125
PotlatchDeltic Corp.	6,205	296,537
Prologis, Inc.	70,834	8,343,537
Public Storage	12,162	3,623,790
Rayonier, Inc.	11,274	404,511
Realty Income Corp.	47,543	2,998,537
Regency Centers Corp.	11,843	786,730
Rexford Industrial Realty, Inc.	13,169	728,114
Sabra Health Care REIT, Inc.	17,783	229,579
SBA Communications Corp.	8,305	2,485,686
Simon Property Group, Inc.	25,197	3,009,530
SL Green Realty Corp.(b)	4,951	207,744
Spirit Realty Capital, Inc.	10,497	434,786
STAG Industrial, Inc.	13,799	454,125
STORE Capital Corp.	20,455	652,514
Sun Communities, Inc.	9,496	1,394,962
UDR, Inc.	23,508	974,877
Ventas, Inc.	30,767	1,431,589
VICI Properties, Inc.	74,146	2,535,793
Vornado Realty Trust	12,404	313,697
Welltower, Inc.	35,670	2,533,640
Weyerhaeuser Co.	56,994	1,864,274
WP Carey, Inc.	15,979	1,259,145
		87,761,820
Insurance - 11.7%
Aflac, Inc.	44,270	3,184,341
Allstate Corp. (The)	20,809	2,786,325
American Financial Group, Inc.	5,377	764,717
American International Group, Inc.	58,541	3,694,523
Aon plc, Class A	16,238	5,005,851
Arch Capital Group Ltd.*	28,413	1,702,223
Arthur J Gallagher & Co.	16,194	3,224,387
Assurant, Inc.	4,096	525,189
Axis Capital Holdings Ltd.	5,931	341,388
Brighthouse Financial, Inc.*	5,529	308,186
Brown & Brown, Inc.	18,045	1,075,302
Chubb Ltd.	32,143	7,058,281
Cincinnati Financial Corp.	12,257	1,360,037
CNA Financial Corp.	2,089	88,950
Enstar Group Ltd.*	1,045	227,800
Erie Indemnity Co., Class A	1,920	542,189
Everest Re Group Ltd.	3,035	1,025,648
Fidelity National Financial, Inc.	21,273	858,578
First American Financial Corp.	8,018	438,184
Globe Life, Inc.	6,976	836,841
Hanover Insurance Group, Inc. (The)	2,744	404,191
Hartford Financial Services Group, Inc. (The)	24,878	1,899,933
Kemper Corp.	4,916	279,819
Lincoln National Corp.	11,924	464,321
Loews Corp.	15,391	894,987
Markel Corp.*	1,041	1,379,158
Marsh & McLennan Cos., Inc.	38,408	6,651,497
MetLife, Inc.	51,581	3,956,263
Old Republic International Corp.	22,121	541,964
Primerica, Inc.	2,883	429,653
Principal Financial Group, Inc.	17,845	1,600,340
Progressive Corp. (The)	45,031	5,950,847
Prudential Financial, Inc.	28,629	3,092,791
Reinsurance Group of America, Inc.	5,158	744,815
RenaissanceRe Holdings Ltd.	3,365	635,682
RLI Corp.	3,108	404,258
Ryan Specialty Holdings, Inc., Class A*	6,366	256,422
Selective Insurance Group, Inc.	4,642	446,189
Travelers Cos., Inc. (The)	18,271	3,468,018
Unum Group	14,473	610,471
W R Berkley Corp.	15,730	1,199,884
White Mountains Insurance Group Ltd.	221	300,308
Willis Towers Watson plc	8,466	2,083,991
		72,744,742
IT Services - 8.1%
Mastercard, Inc., Class A	65,686	23,410,491
Visa, Inc., Class A	125,900	27,320,300
		50,730,791
Mortgage Real Estate Investment Trusts (REITs) - 0.4%
AGNC Investment Corp.	40,243	402,028
Annaly Capital Management, Inc.	33,187	719,162
Blackstone Mortgage Trust, Inc., Class A	13,107	331,214
Rithm Capital Corp.	35,941	325,266
Starwood Property Trust, Inc.	23,806	509,686
		2,287,356
Professional Services - 0.4%
CoStar Group, Inc.*	30,481	2,470,180

Real Estate Management & Development - 0.6%
CBRE Group, Inc., Class A*	24,722	1,967,871
Howard Hughes Corp. (The)*	2,650	197,531
Jones Lang LaSalle, Inc.*	3,688	620,211
Opendoor Technologies, Inc.*(b)	38,733	71,656

See accompanying notes to the financial statements.

Ultra Financials
Schedule of Portfolio Investments
November 30, 2022 (Unaudited)

Investments	Shares	Value ($)
Zillow Group, Inc., Class A*	4,540	169,796
Zillow Group, Inc., Class C*(b)	12,742	483,941
		3,511,006
Thrifts & Mortgage Finance - 0.2%
Essent Group Ltd.	8,291	332,386
MGIC Investment Corp.	23,361	320,747
New York Community Bancorp, Inc.(b)	52,358	489,547
Radian Group, Inc.	12,445	243,549
Rocket Cos., Inc., Class A(b)	8,891	73,795
TFS Financial Corp.	3,671	50,109
UWM Holdings Corp.(b)	7,127	31,715
		1,541,848
TOTAL COMMON STOCKS (Cost $541,122,513)		499,082,042

SECURITIES LENDING REINVESTMENTS(c) - 0.2%

INVESTMENT COMPANIES - 0.2%
BlackRock Liquidity FedFund, Institutional Class 3.55% (Cost $1,091,330)	1,091,330	1,091,330

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 7.6%

REPURCHASE AGREEMENTS(d) - 7.6%
Repurchase Agreements with various counterparties, rates 3.40% - 3.80%, dated 11/30/2022, due 12/1/2022, total to be received $47,525,706
(Cost $47,520,739)	47,520,739	47,520,739

Total Investments - 87.9% (Cost $589,734,582)		547,694,111
Other assets less liabilities - 12.1%		75,470,857
Net Assets - 100.0%		623,164,968

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $69,237,970.
(b)	The security or a portion of this security is on loan at November 30, 2022. The total value of securities on loan at November 30, 2022 was $2,653,553, collateralized in the form of cash with a value of $1,091,330 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $1,540,443 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 5.25%, and maturity dates ranging from December 15, 2022 – February 15, 2049. The total value of collateral is $2,631,773.
(c)	The security was purchased with cash collateral held from securities on loan at November 30, 2022. The total value of securities purchased was $1,091,330.
(d)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$84,902,831
Aggregate gross unrealized depreciation	(59,407,995)
Net unrealized appreciation	$25,494,836
Federal income tax cost	$591,873,046

See accompanying notes to the financial statements.

Ultra Financials
Schedule of Portfolio Investments
November 30, 2022 (Unaudited)

Swap Agreementsa

Ultra Financials had the following open non-exchange traded total return swap agreements as of November 30, 2022:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Reference Instrument	Value and Unrealized Appreciation[d] ($)	Financial Instruments for the Benefit of (the Fund)/ the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/ the Counterparty ($)	Net Amount[e] ($)
56,306,888	3/6/2024	Bank of America NA	4.38%	Dow Jones U.S. FinancialsSM Index[f]	2,056,814	(955,585)	(7,176)	1,094,053
101,892,409	3/6/2024	BNP Paribas SA	4.43%	Dow Jones U.S. FinancialsSM Index[f]	5,772,327	(4,856,254)	(20,425)	895,648
94,666,257	11/6/2023	Citibank NA	4.53%	Dow Jones U.S. FinancialsSM Index[f]	26,460,489	—	(24,530,000)	1,930,489
92,662,650	3/6/2024	Goldman Sachs International	4.43%	Dow Jones U.S. FinancialsSM Index[f]	3,837,078	(2,117,335)	—	1,719,743
38,507,841	3/6/2024	Morgan Stanley & Co. International plc	4.43%	Dow Jones U.S. FinancialsSM Index[f]	2,181,515	—	(1,443,000)	738,515
253,393,625	3/6/2024	Societe Generale	4.58%	Dow Jones U.S. FinancialsSM Index[f]	23,222,971	(18,697,798)	(121,200)	4,403,973
108,485,641	3/6/2024	UBS AG	4.48%	Dow Jones U.S. FinancialsSM Index[f]	6,142,577	(3,996,902)	—	2,145,675

745,915,311					69,673,771
				Total Unrealized Appreciation	69,673,771

[a]	The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
[b]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[c]	Reflects the floating financing rate, as of November 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
[d]	The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
[e]	Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
[f]	See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

See accompanying notes to the financial statements.

Ultra Industrials
Schedule of Portfolio Investments
November 30, 2022 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 87.6%

Aerospace & Defense - 12.9%
Axon Enterprise, Inc.*	245	45,087
Boeing Co. (The)*	2,042	365,273
BWX Technologies, Inc.	332	20,216
Curtiss-Wright Corp.	142	25,084
General Dynamics Corp.	819	206,707
HEICO Corp.	146	23,697
HEICO Corp., Class A	255	32,329
Hexcel Corp.	309	18,525
Howmet Aerospace, Inc.	1,349	50,817
Huntington Ingalls Industries, Inc.	146	33,866
L3Harris Technologies, Inc.	700	158,956
Lockheed Martin Corp.	864	419,204
Mercury Systems, Inc.*	209	10,621
Northrop Grumman Corp.	531	283,177
Raytheon Technologies Corp.	5,397	532,792
Textron, Inc.	774	55,248
TransDigm Group, Inc.	187	117,530
Woodward, Inc.	222	21,268
		2,420,397
Air Freight & Logistics - 4.3%
CH Robinson Worldwide, Inc.	455	45,600
Expeditors International of Washington, Inc.	595	69,056
FedEx Corp.	876	159,625
GXO Logistics, Inc.*	433	20,290
United Parcel Service, Inc., Class B	2,677	507,907
		802,478
Building Products - 4.4%
A O Smith Corp.	469	28,487
Advanced Drainage Systems, Inc.	236	22,953
Allegion plc	320	36,368
Armstrong World Industries, Inc.	171	13,066
Builders FirstSource, Inc.*	571	36,504
Carlisle Cos., Inc.	188	49,465
Carrier Global Corp.	3,074	136,240
Fortune Brands Home & Security, Inc.	471	30,775
Johnson Controls International plc	2,516	167,163
Lennox International, Inc.	118	30,731
Masco Corp.	822	41,741
Owens Corning	351	31,183
Trane Technologies plc	848	151,300
Trex Co., Inc.*	404	18,540
UFP Industries, Inc.	226	18,500
Zurn Elkay Water Solutions Corp.	534	12,928
		825,944
Chemicals - 1.2%
Sherwin-Williams Co. (The)	864	215,291

Commercial Services & Supplies - 3.1%
Cintas Corp.	316	145,923
Clean Harbors, Inc.*	182	21,840
MSA Safety, Inc.	134	18,895
Republic Services, Inc.	752	104,746
Stericycle, Inc.*	338	17,620
Tetra Tech, Inc.	195	30,145
Waste Management, Inc.	1,376	230,783
		569,952
Construction & Engineering - 1.4%
AECOM	511	43,435
EMCOR Group, Inc.	181	28,037
MasTec, Inc.*	207	18,802
MDU Resources Group, Inc.	742	23,366
Quanta Services, Inc.	523	78,387
Valmont Industries, Inc.	79	26,754
WillScot Mobile Mini Holdings Corp.*	783	37,748
		256,529
Construction Materials - 1.0%
Eagle Materials, Inc.	139	18,951
Martin Marietta Materials, Inc.	229	83,924
Vulcan Materials Co.	487	89,282
		192,157
Containers & Packaging - 2.7%
Amcor plc	5,491	67,814
AptarGroup, Inc.	238	25,261
Ardagh Metal Packaging SA	554	2,476
Avery Dennison Corp.	295	57,032
Ball Corp.	1,149	64,436
Berry Global Group, Inc.	459	26,897
Crown Holdings, Inc.	443	36,419
Graphic Packaging Holding Co.	1,128	25,922
International Paper Co.	1,322	49,073
Packaging Corp. of America	343	46,610
Sealed Air Corp.	530	28,212
Silgan Holdings, Inc.	304	16,082
Sonoco Products Co.	355	21,786
Westrock Co.	931	35,304
		503,324
Electrical Equipment - 5.0%
Acuity Brands, Inc.	119	22,406
AMETEK, Inc.	840	119,633
ChargePoint Holdings, Inc.*(b)	951	11,811
Eaton Corp. plc	1,457	238,147
Emerson Electric Co.	2,160	206,863
EnerSys	149	11,261
Generac Holdings, Inc.*	235	24,797
Hubbell, Inc.	197	50,050
nVent Electric plc	609	24,366
Regal Rexnord Corp.	241	31,598
Rockwell Automation, Inc.	421	111,237
Sensata Technologies Holding plc	567	25,572
Shoals Technologies Group, Inc., Class A*	385	11,153
Sunrun, Inc.*	776	25,282
Vertiv Holdings Co.	1,103	15,277
		929,453
Electronic Equipment, Instruments & Components - 4.8%
Amphenol Corp., Class A	2,176	175,016
Arrow Electronics, Inc.*	236	25,663
Avnet, Inc.	348	15,719
Cognex Corp.	635	31,610
Coherent Corp.*	474	17,382
Corning, Inc.	2,780	94,881
IPG Photonics Corp.*	122	11,106
Jabil, Inc.	502	36,239
Keysight Technologies, Inc.*	658	119,026
Littelfuse, Inc.	91	22,431
National Instruments Corp.	487	19,977
TE Connectivity Ltd.	1,169	147,434
Teledyne Technologies, Inc.*	172	72,257

See accompanying notes to the financial statements.

Ultra Industrials
Schedule of Portfolio Investments
November 30, 2022 (Unaudited)

Investments	Shares	Value ($)
Trimble, Inc.*	903	53,954
Vontier Corp.	578	11,346
Zebra Technologies Corp., Class A*	188	50,813
		904,854
Industrial Conglomerates - 6.1%
3M Co.	2,022	254,711
General Electric Co.	4,007	344,482
Honeywell International, Inc.	2,459	539,874
		1,139,067
IT Services - 13.9%
Accenture plc, Class A	2,311	695,449
Affirm Holdings, Inc.*	755	10,510
Automatic Data Processing, Inc.	1,518	400,964
Block, Inc., Class A*	1,934	131,067
Broadridge Financial Solutions, Inc.	431	64,266
Concentrix Corp.	155	18,969
Euronet Worldwide, Inc.*	174	16,173
Fidelity National Information Services, Inc.	2,223	161,345
Fiserv, Inc.*	2,338	243,994
FleetCor Technologies, Inc.*	273	53,563
Genpact Ltd.	618	28,496
Global Payments, Inc.	1,015	105,337
Jack Henry & Associates, Inc.	266	50,367
Marqeta, Inc., Class A*	1,465	9,801
Maximus, Inc.	223	15,677
Paychex, Inc.	1,171	145,239
PayPal Holdings, Inc.*	4,228	331,517
Shift4 Payments, Inc., Class A*	186	8,619
SS&C Technologies Holdings, Inc.	812	43,653
Toast, Inc., Class A*	1,102	20,233
Western Union Co. (The)	1,410	20,671
WEX, Inc.*	162	27,401
		2,603,311
Life Sciences Tools & Services - 0.3%
PerkinElmer, Inc.	462	64,555

Machinery - 13.9%
AGCO Corp.	227	30,127
Allison Transmission Holdings, Inc.	351	15,725
Caterpillar, Inc.	1,930	456,271
Chart Industries, Inc.*	129	18,446
Crane Holdings Co.	175	18,539
Cummins, Inc.	514	129,096
Deere & Co.	1,015	447,615
Donaldson Co., Inc.	450	27,414
Dover Corp.	525	74,524
Flowserve Corp.	477	14,959
Fortive Corp.	1,300	87,815
Gates Industrial Corp. plc*	374	4,346
Graco, Inc.	616	43,101
IDEX Corp.	274	65,072
Illinois Tool Works, Inc.	1,028	233,839
Ingersoll Rand, Inc.	1,475	79,606
ITT, Inc.	302	25,525
Lincoln Electric Holdings, Inc.	210	31,055
Middleby Corp. (The)*	197	28,405
Nikola Corp.*(b)	1,186	3,107
Nordson Corp.	198	46,825
Oshkosh Corp.	238	21,913
Otis Worldwide Corp.	1,538	120,102
PACCAR, Inc.	1,271	134,612
Parker-Hannifin Corp.	469	140,203
Pentair plc	602	27,554
RBC Bearings, Inc.*(b)	107	25,356
Snap-on, Inc.	195	46,917
Timken Co. (The)	242	18,387
Toro Co. (The)	382	42,398
Westinghouse Air Brake Technologies Corp.	664	67,124
Xylem, Inc.	659	74,039
		2,600,017
Marine - 0.1%
Kirby Corp.*	220	15,354

Paper & Forest Products - 0.1%
Louisiana-Pacific Corp.	270	17,226

Professional Services - 3.3%
Alight, Inc., Class A*	985	8,501
ASGN, Inc.*	181	16,399
Booz Allen Hamilton Holding Corp.	486	51,710
CACI International, Inc., Class A*	86	26,858
Clarivate plc*	1,575	15,419
Dun & Bradstreet Holdings, Inc.	792	10,660
Equifax, Inc.	447	88,224
FTI Consulting, Inc.*	124	21,430
Insperity, Inc.	128	15,174
Jacobs Solutions, Inc.	466	58,968
KBR, Inc.	508	26,248
Leidos Holdings, Inc.	498	54,446
ManpowerGroup, Inc.	188	16,454
Robert Half International, Inc.	402	31,670
Science Applications International Corp.	204	22,463
TransUnion	704	44,408
TriNet Group, Inc.*	134	9,711
Verisk Analytics, Inc.	573	105,266
		624,009
Road & Rail - 6.7%
CSX Corp.	7,827	255,865
Hertz Global Holdings, Inc.*	659	11,335
JB Hunt Transport Services, Inc.	303	55,719
Knight-Swift Transportation Holdings, Inc.	588	32,593
Landstar System, Inc.	133	23,006
Norfolk Southern Corp.	856	219,564
Old Dominion Freight Line, Inc.	335	101,374
RXO, Inc.*	420	7,980
Saia, Inc.*	97	23,628
Union Pacific Corp.	2,282	496,175
XPO Logistics, Inc.*	419	16,182
		1,243,421
Trading Companies & Distributors - 2.4%
Air Lease Corp.	377	14,560
Applied Industrial Technologies, Inc.	142	18,814
Core & Main, Inc., Class A*	265	5,512
Fastenal Co.	2,099	108,119
MSC Industrial Direct Co., Inc., Class A	174	14,934
SiteOne Landscape Supply, Inc.*	165	20,712

See accompanying notes to the financial statements.

Ultra Industrials
Schedule of Portfolio Investments
November 30, 2022 (Unaudited)

Investments	Shares	Value ($)
United Rentals, Inc.*	257	90,729
Univar Solutions, Inc.*	610	20,209
Watsco, Inc.	122	32,816
WESCO International, Inc.*	163	21,014
WW Grainger, Inc.	166	100,108
		447,527
TOTAL COMMON STOCKS (Cost $18,856,116)		16,374,866

SECURITIES LENDING REINVESTMENTS(c) - 0.0%(d)

INVESTMENT COMPANIES - 0.0%(d)
BlackRock Liquidity FedFund, Institutional Class 3.55% (Cost $2,685)	2,685	2,685

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 22.9%

REPURCHASE AGREEMENTS(e) - 22.9%
Repurchase Agreements with various counterparties, rates 3.40% - 3.80%, dated 11/30/2022, due 12/1/2022, total to be received $4,284,300
(Cost $4,283,851)	4,283,851	4,283,851

Total Investments - 110.5% (Cost $23,142,652)		20,661,402
Liabilities in excess of other assets - (10.5%)		(1,961,525)
Net Assets - 100.0%		18,699,877

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $9,942,953.
(b)	The security or a portion of this security is on loan at November 30, 2022. The total value of securities on loan at November 30, 2022 was $19,661, collateralized in the form of cash with a value of $2,685 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $16,980 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 5.25%, and maturity dates ranging from July 15, 2023 – May 15, 2047. The total value of collateral is $19,665.
(c)	The security was purchased with cash collateral held from securities on loan at November 30, 2022. The total value of securities purchased was $2,685.
(d)	Represents less than 0.05% of net assets.
(e)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,058,864
Aggregate gross unrealized depreciation	(6,904,626)
Net unrealized depreciation	$(5,845,762)
Federal income tax cost	$23,173,148

See accompanying notes to the financial statements.

Ultra Industrials
Schedule of Portfolio Investments
November 30, 2022 (Unaudited)

Swap Agreementsa

Ultra Industrials had the following open non-exchange traded total return swap agreements as of November 30, 2022:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/ the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/ the Counterparty ($)	Net Amount[e] ($)
3,014,754	5/8/2023	Bank of America NA	4.13%	Dow Jones U.S. IndustrialsSM Index	(1,397,479)	1,397,479	—	—
2,879,409	3/7/2024	BNP Paribas SA	4.38%	Dow Jones U.S. IndustrialsSM Index	200,013	—	—	200,013
4,909,924	3/6/2024	Citibank NA	4.13%	Dow Jones U.S. IndustrialsSM Index	296,309	—	(280,000)	16,309
4,957,735	3/7/2023	Goldman Sachs International	4.43%	Dow Jones U.S. IndustrialsSM Index	(1,606,872)	1,606,872	—	—
804,985	4/10/2023	Morgan Stanley & Co. International plc	4.43%	Dow Jones U.S. IndustrialsSM Index	(22,192)	17,142	5,050	—
2,122,234	3/7/2023	Societe Generale	4.38%	Dow Jones U.S. IndustrialsSM Index	(500,083)	499,781	302	—
2,281,280	3/7/2023	UBS AG	4.18%	Dow Jones U.S. IndustrialsSM Index	(303,712)	—	303,712	—

20,970,321					(3,334,016)
				Total Unrealized Appreciation	496,322
				Total Unrealized Depreciation	(3,830,338)

[a]	The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
[b]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[c]	Reflects the floating financing rate, as of November 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
[d]	The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
[e]	Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

Ultra MidCap400
Schedule of Portfolio Investments
November 30, 2022 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 80.5%

Aerospace & Defense - 1.2%
Axon Enterprise, Inc.*	3,377	621,469
Curtiss-Wright Corp.	1,920	339,168
Hexcel Corp.	4,206	252,150
Mercury Systems, Inc.*	2,884	146,565
Woodward, Inc.	3,009	288,262
		1,647,614
Air Freight & Logistics - 0.2%
GXO Logistics, Inc.*	5,932	277,974

Airlines - 0.1%
JetBlue Airways Corp.*	16,196	128,920

Auto Components - 1.2%
Adient plc*	4,742	184,654
Dana, Inc.	6,381	112,369
Fox Factory Holding Corp.*	2,114	224,295
Gentex Corp.	11,759	339,835
Goodyear Tire & Rubber Co. (The)*	14,143	158,684
Lear Corp.	2,970	428,393
Visteon Corp.*	1,406	206,401
		1,654,631
Automobiles - 0.4%
Harley-Davidson, Inc.	6,652	313,509
Thor Industries, Inc.(b)	2,727	234,904
		548,413
Banks - 5.9%
Associated Banc-Corp.	7,517	184,918
Bank of Hawaii Corp.(b)	2,010	162,147
Bank OZK	5,562	256,686
Cadence Bank	9,125	263,165
Cathay General Bancorp	3,722	172,961
Commerce Bancshares, Inc.	5,455	408,689
Cullen/Frost Bankers, Inc.	3,207	465,240
East West Bancorp, Inc.	7,047	494,770
First Financial Bankshares, Inc.(b)	6,487	239,695
First Horizon Corp.	26,836	666,875
FNB Corp.	17,541	247,328
Fulton Financial Corp.	8,370	155,598
Glacier Bancorp, Inc.	5,539	320,708
Hancock Whitney Corp.	4,287	235,099
Home BancShares, Inc.	9,538	242,742
International Bancshares Corp.	2,646	139,391
Old National Bancorp	14,648	279,923
PacWest Bancorp	5,890	153,847
Pinnacle Financial Partners, Inc.	3,822	320,628
Prosperity Bancshares, Inc.	4,562	344,750
Synovus Financial Corp.	7,270	306,285
Texas Capital Bancshares, Inc.*	2,495	149,675
UMB Financial Corp.	2,174	185,920
Umpqua Holdings Corp.	10,855	220,031
United Bankshares, Inc.	6,731	288,693
Valley National Bancorp	21,017	266,075
Washington Federal, Inc.	3,267	115,227
Webster Financial Corp.	8,797	478,029
Wintrust Financial Corp.	3,037	277,673
		8,042,768
Beverages - 0.4%
Boston Beer Co., Inc. (The), Class A*	476	182,960
Celsius Holdings, Inc.*	2,005	223,237
Coca-Cola Consolidated, Inc.	230	113,114
		519,311
Biotechnology - 1.5%
Arrowhead Pharmaceuticals, Inc.*	5,295	170,499
Exelixis, Inc.*	16,095	274,902
Halozyme Therapeutics, Inc.*	6,893	394,693
Neurocrine Biosciences, Inc.*	4,783	607,728
United Therapeutics Corp.*	2,276	637,030
		2,084,852
Building Products - 1.8%
Builders FirstSource, Inc.*	7,805	498,974
Carlisle Cos., Inc.	2,587	680,666
Lennox International, Inc.	1,612	419,813
Owens Corning	4,813	427,587
Simpson Manufacturing Co., Inc.	2,159	200,895
Trex Co., Inc.*	5,514	253,037
		2,480,972
Capital Markets - 1.7%
Affiliated Managers Group, Inc.	1,912	306,723
Evercore, Inc., Class A	1,801	207,439
Federated Hermes, Inc., Class B	4,235	160,761
Interactive Brokers Group, Inc., Class A	5,143	412,983
Janus Henderson Group plc	6,628	167,622
Jefferies Financial Group, Inc.	9,300	353,307
SEI Investments Co.	5,150	320,742
Stifel Financial Corp.	5,308	341,039
		2,270,616
Chemicals - 2.1%
Ashland, Inc.	2,491	278,668
Avient Corp.	4,275	147,958
Cabot Corp.	2,816	207,314
Chemours Co. (The)	7,759	240,917
Ingevity Corp.*	1,789	140,025
NewMarket Corp.	346	109,343
Olin Corp.	6,751	384,672
RPM International, Inc.	6,452	668,556
Scotts Miracle-Gro Co. (The)	2,023	113,146
Sensient Technologies Corp.	2,102	157,041
Valvoline, Inc.	8,853	291,972
Westlake Corp.	1,728	186,019
		2,925,631
Commercial Services & Supplies - 1.2%
Brink's Co. (The)	2,363	141,189
Clean Harbors, Inc.*	2,516	301,920
IAA, Inc.*	6,689	249,968
MSA Safety, Inc.	1,839	259,317
Stericycle, Inc.*	4,610	240,319
Tetra Tech, Inc.	2,667	412,292
		1,605,005
Communications Equipment - 0.6%
Calix, Inc.*	2,839	202,421
Ciena Corp.*	7,487	336,615
Lumentum Holdings, Inc.*	3,451	189,598
Viasat, Inc.*	3,778	128,792
		857,426
Construction & Engineering - 1.7%
AECOM	6,984	593,640
Dycom Industries, Inc.*	1,478	134,705

See accompanying notes to the financial statements.

Ultra MidCap400
Schedule of Portfolio Investments
November 30, 2022 (Unaudited)

Investments	Shares	Value ($)
EMCOR Group, Inc.	2,468	382,293
Fluor Corp.*	7,106	238,833
MasTec, Inc.*	2,948	267,767
MDU Resources Group, Inc.	10,170	320,253
Valmont Industries, Inc.	1,068	361,689
		2,299,180
Construction Materials - 0.2%
Eagle Materials, Inc.	1,885	257,001

Consumer Finance - 0.4%
FirstCash Holdings, Inc.	1,905	178,803
Navient Corp.	5,534	91,699
SLM Corp.	12,572	219,507
		490,009
Containers & Packaging - 0.7%
AptarGroup, Inc.	3,268	346,865
Greif, Inc., Class A	1,332	93,653
Silgan Holdings, Inc.	4,184	221,334
Sonoco Products Co.	4,876	299,240
		961,092
Diversified Consumer Services - 0.9%
Graham Holdings Co., Class B	194	124,874
Grand Canyon Education, Inc.*	1,598	180,686
H&R Block, Inc.	7,981	348,850
Service Corp. International	7,885	563,383
		1,217,793
Diversified Financial Services - 0.2%
Voya Financial, Inc.	4,899	323,236

Diversified Telecommunication Services - 0.5%
Frontier Communications Parent, Inc.*	11,149	287,310
Iridium Communications, Inc.*	6,350	337,185
		624,495
Electric Utilities - 1.1%
ALLETE, Inc.	2,854	188,935
Hawaiian Electric Industries, Inc.	5,475	224,913
IDACORP, Inc.	2,529	279,530
OGE Energy Corp.	10,012	405,086
PNM Resources, Inc.	4,293	210,357
Portland General Electric Co.	4,463	219,713
		1,528,534
Electrical Equipment - 1.8%
Acuity Brands, Inc.	1,636	308,042
EnerSys	2,033	153,654
Hubbell, Inc.	2,684	681,897
nVent Electric plc	8,326	333,123
Regal Rexnord Corp.	3,325	435,941
SunPower Corp.*	4,266	103,451
Sunrun, Inc.*	10,608	345,609
Vicor Corp.*	1,112	60,037
		2,421,754
Electronic Equipment, Instruments & Components - 2.5%
Arrow Electronics, Inc.*	3,209	348,947
Avnet, Inc.	4,734	213,835
Belden, Inc.	2,177	175,118
Cognex Corp.	8,672	431,692
Coherent Corp.*	6,483	237,732
IPG Photonics Corp.*	1,657	150,837
Jabil, Inc.	6,879	496,595
Littelfuse, Inc.	1,238	305,167
National Instruments Corp.	6,617	271,429
Novanta, Inc.*	1,783	281,268
TD SYNNEX Corp.	2,109	215,751
Vishay Intertechnology, Inc.	6,535	150,566
Vontier Corp.	7,899	155,057
		3,433,994
Energy Equipment & Services - 0.5%
ChampionX Corp.	10,149	312,995
NOV, Inc.	19,644	441,204
		754,199
Entertainment - 0.1%
World Wrestling Entertainment, Inc., Class A	2,163	172,780

Equity Real Estate Investment Trusts (REITs) - 5.8%
Apartment Income REIT Corp.	7,711	293,404
Brixmor Property Group, Inc.	14,990	347,468
Corporate Office Properties Trust	5,622	156,123
Cousins Properties, Inc.	7,573	199,776
Douglas Emmett, Inc.	8,791	152,260
EastGroup Properties, Inc.	2,180	338,303
EPR Properties	3,752	156,121
First Industrial Realty Trust, Inc.	6,605	333,883
Healthcare Realty Trust, Inc.	19,032	390,727
Highwoods Properties, Inc.	5,260	156,748
Independence Realty Trust, Inc.	11,094	201,023
JBG SMITH Properties	4,977	102,576
Kilroy Realty Corp.	5,260	227,337
Kite Realty Group Trust	10,958	249,842
Lamar Advertising Co., Class A	4,357	436,310
Life Storage, Inc.	4,220	453,608
Macerich Co. (The)	10,741	136,411
Medical Properties Trust, Inc.	29,957	393,036
National Retail Properties, Inc.	8,858	410,657
National Storage Affiliates Trust	4,268	169,909
Omega Healthcare Investors, Inc.	11,708	354,518
Park Hotels & Resorts, Inc.	11,245	144,273
Pebblebrook Hotel Trust	6,574	109,457
Physicians Realty Trust	11,319	168,993
PotlatchDeltic Corp.	4,031	192,642
Rayonier, Inc.	7,323	262,749
Rexford Industrial Realty, Inc.	8,555	473,006
Sabra Health Care REIT, Inc.	11,551	149,123
SL Green Realty Corp.(b)	3,216	134,950
Spirit Realty Capital, Inc.	6,819	282,443
STORE Capital Corp.	13,289	423,919
		8,001,595
Food & Staples Retailing - 1.3%
BJ's Wholesale Club Holdings, Inc.*	6,761	508,698
Casey's General Stores, Inc.	1,863	452,746
Grocery Outlet Holding Corp.*	4,411	133,521
Performance Food Group Co.*	7,752	472,717
Sprouts Farmers Market, Inc.*	5,374	184,489
		1,752,171
Food Products - 1.2%
Darling Ingredients, Inc.*	8,020	576,077
Flowers Foods, Inc.	9,650	289,982
Ingredion, Inc.	3,277	321,048
Lancaster Colony Corp.	991	205,276
Pilgrim's Pride Corp.*	2,271	59,409
Post Holdings, Inc.*	2,720	254,619
		1,706,411
Gas Utilities - 1.2%
National Fuel Gas Co.	4,575	303,002

See accompanying notes to the financial statements.

Ultra MidCap400
Schedule of Portfolio Investments
November 30, 2022 (Unaudited)

Investments	Shares	Value ($)
New Jersey Resources Corp.	4,812	239,397
ONE Gas, Inc.	2,707	235,374
Southwest Gas Holdings, Inc.	3,083	211,062
Spire, Inc.	2,625	194,513
UGI Corp.	10,471	404,704
		1,588,052
Health Care Equipment & Supplies - 2.9%
Enovis Corp.*	2,382	128,939
Envista Holdings Corp.*	8,171	278,795
Globus Medical, Inc., Class A*	3,853	284,698
Haemonetics Corp.*	2,566	218,905
ICU Medical, Inc.*	1,004	159,867
Inari Medical, Inc.*	2,403	176,813
Integra LifeSciences Holdings Corp.*	3,633	199,597
Lantheus Holdings, Inc.*	3,438	213,431
LivaNova plc*	2,678	148,281
Masimo Corp.*	2,417	350,320
Neogen Corp.*	10,808	178,981
NuVasive, Inc.*	2,604	101,139
Omnicell, Inc.*	2,215	114,316
Penumbra, Inc.*	1,895	397,021
QuidelOrtho Corp.*	2,712	237,598
Shockwave Medical, Inc.*	1,797	455,719
STAAR Surgical Co.*	2,402	137,178
Tandem Diabetes Care, Inc.*	3,212	135,065
		3,916,663
Health Care Providers & Services - 1.9%
Acadia Healthcare Co., Inc.*	4,543	404,600
Amedisys, Inc.*	1,623	147,839
Chemed Corp.	745	387,400
Encompass Health Corp.	4,990	291,815
HealthEquity, Inc.*	4,219	267,822
LHC Group, Inc.*	1,552	253,612
Option Care Health, Inc.*	7,731	232,781
Patterson Cos., Inc.	4,332	123,202
Progyny, Inc.*	3,730	136,630
R1 RCM, Inc.*	6,867	62,146
Tenet Healthcare Corp.*	5,396	249,187
		2,557,034
Hotels, Restaurants & Leisure - 2.3%
Boyd Gaming Corp.	4,061	249,061
Choice Hotels International, Inc.	1,451	178,792
Churchill Downs, Inc.	1,659	368,232
Cracker Barrel Old Country Store, Inc.	1,140	130,872
Light & Wonder, Inc.*	4,718	305,585
Marriott Vacations Worldwide Corp.	1,965	292,746
Papa John's International, Inc.	1,609	133,965
Penn Entertainment, Inc.*	7,930	279,057
Texas Roadhouse, Inc.	3,343	332,027
Travel + Leisure Co.	4,192	162,943
Wendy's Co. (The)	8,514	192,076
Wingstop, Inc.	1,496	247,603
Wyndham Hotels & Resorts, Inc.	4,517	331,186
		3,204,145
Household Durables - 1.1%
Helen of Troy Ltd.*	1,199	118,149
KB Home	4,225	132,623
Leggett & Platt, Inc.	6,632	236,166
Taylor Morrison Home Corp., Class A*	5,684	172,737
Tempur Sealy International, Inc.	8,612	273,603
Toll Brothers, Inc.	5,348	256,223
TopBuild Corp.*	1,619	249,455
		1,438,956
Household Products - 0.1%
Energizer Holdings, Inc.	3,314	112,974

Independent Power and Renewable Electricity Producers - 0.2%
Ormat Technologies, Inc.(b)	2,434	220,107

Insurance - 3.2%
American Financial Group, Inc.	3,492	496,632
Brighthouse Financial, Inc.*	3,592	200,218
CNO Financial Group, Inc.	5,721	134,329
First American Financial Corp.	5,209	284,672
Hanover Insurance Group, Inc. (The)	1,782	262,489
Kemper Corp.	3,193	181,746
Kinsale Capital Group, Inc.	1,077	331,942
Old Republic International Corp.	14,369	352,041
Primerica, Inc.	1,873	279,133
Reinsurance Group of America, Inc.	3,351	483,885
RenaissanceRe Holdings Ltd.	2,186	412,957
RLI Corp.	2,019	262,611
Selective Insurance Group, Inc.	3,017	289,994
Unum Group	9,402	396,576
		4,369,225
Interactive Media & Services - 0.2%
TripAdvisor, Inc.*	5,210	106,232
Ziff Davis, Inc.*	2,360	217,733
		323,965
IT Services - 1.6%
Concentrix Corp.	2,134	261,159
Euronet Worldwide, Inc.*	2,356	218,990
ExlService Holdings, Inc.*	1,654	309,629
Genpact Ltd.	8,442	389,261
Kyndryl Holdings, Inc.*	10,215	119,618
Maximus, Inc.	3,028	212,868
Western Union Co. (The)	19,292	282,821
WEX, Inc.*	2,209	373,630
		2,167,976
Leisure Products - 0.9%
Brunswick Corp.	3,719	275,950
Mattel, Inc.*	17,676	322,233
Polaris, Inc.	2,800	319,368
Topgolf Callaway Brands Corp.*	6,930	145,184
YETI Holdings, Inc.*	4,310	193,476
		1,256,211
Life Sciences Tools & Services - 1.1%
Azenta, Inc.	3,752	225,908
Bruker Corp.	5,038	339,612
Medpace Holdings, Inc.*	1,256	263,622
Repligen Corp.*	2,581	461,586
Sotera Health Co.*	4,952	41,300
Syneos Health, Inc.*	5,134	181,127
		1,513,155
Machinery - 3.6%
AGCO Corp.	3,096	410,901
Chart Industries, Inc.*	1,794	256,524
Crane Holdings Co.	2,385	252,667
Donaldson Co., Inc.	6,179	376,425
Esab Corp.	2,582	122,232

See accompanying notes to the financial statements.

Ultra MidCap400
Schedule of Portfolio Investments
November 30, 2022 (Unaudited)

Investments	Shares	Value ($)
Flowserve Corp.	6,536	204,969
Graco, Inc.	8,458	591,806
ITT, Inc.	4,136	349,575
Kennametal, Inc.	4,068	107,476
Lincoln Electric Holdings, Inc.	2,897	428,408
Middleby Corp. (The)*	2,695	388,592
Oshkosh Corp.	3,269	300,977
Terex Corp.	3,391	155,681
Timken Co. (The)	3,343	254,001
Toro Co. (The)	5,230	580,478
Watts Water Technologies, Inc., Class A	1,365	216,284
		4,996,996
Marine - 0.2%
Kirby Corp.*	2,996	209,091

Media - 0.9%
Cable One, Inc.	244	176,727
John Wiley & Sons, Inc., Class A	2,149	101,884
New York Times Co. (The), Class A	8,275	303,279
Nexstar Media Group, Inc., Class A	1,940	367,746
TEGNA, Inc.	11,158	220,259
		1,169,895
Metals & Mining - 2.6%
Alcoa Corp.	8,998	451,070
Cleveland-Cliffs, Inc.*	25,871	400,483
Commercial Metals Co.	6,026	296,600
MP Materials Corp.*	4,617	153,515
Reliance Steel & Aluminum Co.	3,015	637,039
Royal Gold, Inc.	3,283	368,779
Steel Dynamics, Inc.	8,674	901,489
United States Steel Corp.	11,864	311,905
Worthington Industries, Inc.	1,511	85,734
		3,606,614
Mortgage Real Estate Investment Trusts (REITs) - 0.3%
Annaly Capital Management, Inc.	21,559	467,184

Multiline Retail - 0.6%
Kohl's Corp.	6,423	206,050
Macy's, Inc.	13,490	317,015
Nordstrom, Inc.	5,621	117,872
Ollie's Bargain Outlet Holdings, Inc.*	2,907	177,036
		817,973
Multi-Utilities - 0.3%
Black Hills Corp.	3,255	233,156
NorthWestern Corp.	2,808	164,015
		397,171
Oil, Gas & Consumable Fuels - 2.8%
Antero Midstream Corp.	16,750	189,777
Antero Resources Corp.*	14,085	514,807
CNX Resources Corp.*	9,475	164,581
DT Midstream, Inc.	4,838	291,877
Equitrans Midstream Corp.	21,644	181,593
HF Sinclair Corp.	7,266	452,962
Matador Resources Co.	5,612	372,412
Murphy Oil Corp.	7,308	344,938
PBF Energy, Inc., Class A	5,690	226,291
PDC Energy, Inc.	4,816	357,925
Range Resources Corp.	12,392	357,757
Southwestern Energy Co.*	55,727	385,631
		3,840,551
Paper & Forest Products - 0.2%
Louisiana-Pacific Corp.	3,694	235,677

Personal Products - 0.2%
BellRing Brands, Inc.*	6,774	168,740
Coty, Inc., Class A*	18,047	142,030
		310,770
Pharmaceuticals - 0.5%
Jazz Pharmaceuticals plc*	3,135	491,913
Perrigo Co. plc	6,732	216,972
		708,885
Professional Services - 1.5%
ASGN, Inc.*	2,511	227,497
CACI International, Inc., Class A*	1,171	365,703
FTI Consulting, Inc.*	1,727	298,460
Insperity, Inc.	1,788	211,968
KBR, Inc.	6,954	359,313
ManpowerGroup, Inc.	2,587	226,414
Science Applications International Corp.	2,785	306,656
		1,996,011
Real Estate Management & Development - 0.3%
Jones Lang LaSalle, Inc.*	2,396	402,935

Road & Rail - 1.5%
Avis Budget Group, Inc.*	1,442	322,431
Knight-Swift Transportation Holdings, Inc.	8,035	445,380
Landstar System, Inc.	1,822	315,170
RXO, Inc.*	5,753	109,307
Ryder System, Inc.	2,560	239,334
Saia, Inc.*	1,321	321,782
Werner Enterprises, Inc.	2,950	129,741
XPO Logistics, Inc.*	5,753	222,181
		2,105,326
Semiconductors & Semiconductor Equipment - 2.8%
Amkor Technology, Inc.	5,020	140,660
Cirrus Logic, Inc.*	2,798	209,039
First Solar, Inc.*	4,958	855,404
Lattice Semiconductor Corp.*	6,867	500,124
MACOM Technology Solutions Holdings, Inc.*	2,555	175,503
MKS Instruments, Inc.	2,860	239,840
Power Integrations, Inc.	2,860	230,173
Semtech Corp.*	3,175	97,599
Silicon Laboratories, Inc.*	1,712	248,993
SiTime Corp.*	798	84,157
Synaptics, Inc.*	1,981	209,927
Universal Display Corp.	2,173	244,723
Wolfspeed, Inc.*	6,183	562,158
		3,798,300
Software - 2.5%
ACI Worldwide, Inc.*	5,704	119,214
Aspen Technology, Inc.*	1,447	333,533
Blackbaud, Inc.*	2,228	132,054
CommVault Systems, Inc.*	2,241	147,906
Dynatrace, Inc.*	10,059	389,786
Envestnet, Inc.*	2,760	162,895
Fair Isaac Corp.*	1,263	782,706
Manhattan Associates, Inc.*	3,137	395,074
NCR Corp.*	6,846	163,414
Paylocity Holding Corp.*	2,046	445,680
Qualys, Inc.*	1,746	215,317

See accompanying notes to the financial statements.

Ultra MidCap400
Schedule of Portfolio Investments
November 30, 2022 (Unaudited)

Investments	Shares	Value ($)
Teradata Corp.*	5,141	175,565
		3,463,144
Specialty Retail - 2.3%
AutoNation, Inc.*	1,932	239,394
Dick's Sporting Goods, Inc.	2,846	340,325
Five Below, Inc.*	2,775	446,387
Foot Locker, Inc.	4,018	159,916
GameStop Corp., Class A*(b)	12,640	331,294
Gap, Inc. (The)	10,673	155,185
Lithia Motors, Inc., Class A	1,377	329,530
Murphy USA, Inc.	1,074	317,700
RH*	1,000	286,830
Victoria's Secret & Co.*	4,155	191,130
Williams-Sonoma, Inc.	3,439	402,019
		3,199,710
Technology Hardware, Storage & Peripherals - 0.1%
Xerox Holdings Corp.	5,602	91,369

Textiles, Apparel & Luxury Goods - 1.7%
Capri Holdings Ltd.*	6,903	395,887
Carter's, Inc.	1,950	142,428
Columbia Sportswear Co.	1,770	158,574
Crocs, Inc.*	3,083	311,383
Deckers Outdoor Corp.*	1,327	529,314
Hanesbrands, Inc.	17,451	117,271
PVH Corp.	3,349	224,986
Skechers USA, Inc., Class A*	6,746	284,479
Under Armour, Inc., Class A*	9,437	94,370
Under Armour, Inc., Class C*	9,982	87,043
		2,345,735
Thrifts & Mortgage Finance - 0.5%
Essent Group Ltd.	5,386	215,925
MGIC Investment Corp.	15,175	208,353
New York Community Bancorp, Inc.(b)	34,021	318,096
		742,374
Trading Companies & Distributors - 0.8%
GATX Corp.	1,765	199,004
MSC Industrial Direct Co., Inc., Class A	2,367	203,160
Univar Solutions, Inc.*	8,342	276,370
Watsco, Inc.(b)	1,661	446,776
		1,125,310
Water Utilities - 0.4%
Essential Utilities, Inc.	11,927	575,358

TOTAL COMMON STOCKS (Cost $102,145,208)		110,263,219

SECURITIES LENDING REINVESTMENTS(c) - 0.3%

INVESTMENT COMPANIES - 0.3%
BlackRock Liquidity FedFund, Institutional Class 3.55% (Cost $402,458)	402,458	402,458

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 20.2%

REPURCHASE AGREEMENTS(d) - 20.2%
Repurchase Agreements with various counterparties, rates 3.40% - 3.80%, dated 11/30/2022, due 12/1/2022, total to be received $27,609,734
(Cost $27,606,847)	27,606,847	27,606,847

Total Investments - 101.0% (Cost $130,154,513)		138,272,524
Liabilities in excess of other assets - (1.0%)		(1,376,213)
Net Assets - 100.0%		136,896,311

See accompanying notes to the financial statements.

Ultra MidCap400
Schedule of Portfolio Investments
November 30, 2022 (Unaudited)

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $37,619,090.
(b)	The security or a portion of this security is on loan at November 30, 2022. The total value of securities on loan at November 30, 2022 was $539,113, collateralized in the form of cash with a value of $402,458 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $140,418 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.13% – 4.38%, and maturity dates ranging from December 15, 2022 – February 15, 2049. The total value of collateral is $542,876.
(c)	The security was purchased with cash collateral held from securities on loan at November 30, 2022. The total value of securities purchased was $402,458.
(d)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$19,213,577
Aggregate gross unrealized depreciation	(36,839,376)
Net unrealized depreciation	$(17,625,799)
Federal income tax cost	$130,754,253

See accompanying notes to the financial statements.

Ultra MidCap400
Schedule of Portfolio Investments
November 30, 2022 (Unaudited)

Futures Contracts Purchased

Ultra MidCap400 had the following open long futures contracts as of November 30, 2022:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
S&P Midcap 400 E-Mini Index	38	12/16/2022	USD	$9,803,240	$669,681

Swap Agreementsa

Ultra MidCap400 had the following open non-exchange traded total return swap agreements as of November 30, 2022:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/ the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/ the Counterparty ($)	Net Amount[e] ($)
10,849,876	5/8/2023	Bank of America NA	4.23%	S&P MidCap 400®	(2,801,216)	1,949,213	852,003	—

23,638,243	5/8/2023	BNP Paribas SA	4.28%	S&P MidCap 400®	(7,534,370)	7,526,581	7,789	—

8,728,363	4/10/2023	Citibank NA	4.23%	S&P MidCap 400®	(3,283,454)	3,278,813	4,641	—

29,569,715	3/7/2023	Goldman Sachs International	4.33%	S&P MidCap 400®	(935,709)
29,618,046	3/7/2023	Goldman Sachs International	4.10%	SPDR® S&P MidCap 400® ETF Trust	(4,255,266)
59,187,761					(5,190,975)	—	5,190,975	—
13,734,412	3/6/2024	Morgan Stanley & Co. International plc	4.38%	S&P MidCap 400®	788,235	—	(710,000)	78,235

27,040,912	3/7/2023	Societe Generale	4.10%	S&P MidCap 400®	(3,577,252)	—	3,577,252	—

10,460,631	3/7/2023	UBS AG	4.18%	S&P MidCap 400®	(4,214,719)	—	4,214,719	—

153,640,198					(25,813,751)
				Total Unrealized Appreciation	788,235
				Total Unrealized Depreciation	(26,601,986)

[a]	The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
[b]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[c]	Reflects the floating financing rate, as of November 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
[d]	The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
[e]	Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD	U.S. Dollar

See accompanying notes to the financial statements.

Ultra Nasdaq Biotechnology
Schedule of Portfolio Investments
November 30, 2022 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 79.1%

Biotechnology - 64.2%
4D Molecular Therapeutics, Inc.*	2,724	65,839
89bio, Inc.*(b)	3,912	31,296
Abcam plc, ADR*	2,175	34,887
Absci Corp.*(b)	7,809	19,522
AC Immune SA*(b)	7,027	17,919
ACADIA Pharmaceuticals, Inc.*	13,612	212,075
Achilles Therapeutics plc, ADR*(b)	3,293	6,652
Acumen Pharmaceuticals, Inc.*(b)	3,407	19,352
Adaptimmune Therapeutics plc, ADR*(b)	12,084	26,222
Adicet Bio, Inc.*(b)	3,367	61,212
ADMA Biologics, Inc.*	16,515	55,160
Adverum Biotechnologies, Inc.*(b)	8,354	5,596
Aeglea BioTherapeutics, Inc.*	5,145	2,135
Aerovate Therapeutics, Inc.*(b)	2,056	38,735
Affimed NV*	12,560	26,878
Agios Pharmaceuticals, Inc.*	4,610	138,945
Akebia Therapeutics, Inc.*	15,463	4,183
Akero Therapeutics, Inc.*	3,904	181,536
Alaunos Therapeutics, Inc.*(b)	18,184	11,601
Alector, Inc.*	6,944	58,955
Aligos Therapeutics, Inc.*	3,340	3,340
Alkermes plc*	13,815	342,336
Allakos, Inc.*	7,166	59,120
Allogene Therapeutics, Inc.*(b)	12,095	119,257
Allovir, Inc.*	7,827	58,781
Alnylam Pharmaceuticals, Inc.*	10,095	2,226,856
Alpine Immune Sciences, Inc.*	3,701	23,242
Altimmune, Inc.*	4,123	41,024
ALX Oncology Holdings, Inc.*	3,427	38,040
Amarin Corp. plc, ADR*(b)	33,264	38,254
Amgen, Inc.	27,766	7,952,182
Amicus Therapeutics, Inc.*	23,591	285,451
AnaptysBio, Inc.*	2,375	65,621
Anavex Life Sciences Corp.*(b)	6,555	57,815
Annexon, Inc.*(b)	4,005	21,787
Apellis Pharmaceuticals, Inc.*	9,240	461,353
Applied Molecular Transport, Inc.*	3,272	3,436
Applied Therapeutics, Inc.*	4,038	4,523
Arbutus Biopharma Corp.*	12,612	29,638
Arcturus Therapeutics Holdings, Inc.*	2,235	41,213
Arcutis Biotherapeutics, Inc.*(b)	5,062	87,218
Argenx SE, ADR*	2,557	1,017,609
Arrowhead Pharmaceuticals, Inc.*	8,902	286,644
ARS Pharmaceuticals, Inc.*(b)	7,883	49,032
Ascendis Pharma A/S, ADR*	4,666	574,198
Atara Biotherapeutics, Inc.*	7,936	35,950
Athenex, Inc.*(b)	13,211	2,774
Aurinia Pharmaceuticals, Inc.*	11,934	61,221
Autolus Therapeutics plc, ADR*	4,866	12,846
Avidity Biosciences, Inc.*	4,384	51,030
Avrobio, Inc.*	3,682	3,347
Beam Therapeutics, Inc.*	5,917	273,306
BeiGene Ltd., ADR*	4,067	779,278
BELLUS Health, Inc.*	10,580	104,425
Bicycle Therapeutics plc, ADR*(b)	2,145	62,119
BioAtla, Inc.*	3,053	33,614
BioCryst Pharmaceuticals, Inc.*	15,639	208,937
Biogen, Inc.*	12,205	3,724,600
BioMarin Pharmaceutical, Inc.*	15,599	1,575,187
Biomea Fusion, Inc.*	2,463	17,709
BioNTech SE, ADR	7,411	1,237,785
Black Diamond Therapeutics, Inc.*	3,061	6,459
Bluebird Bio, Inc.*	6,486	50,526
Blueprint Medicines Corp.*	5,023	240,049
Bolt Biotherapeutics, Inc.*(b)	3,166	4,686
Bridgebio Pharma, Inc.*	12,468	116,825
C4 Therapeutics, Inc.*	4,114	35,257
Cabaletta Bio, Inc.*	2,440	10,931
Candel Therapeutics, Inc.*	2,430	4,252
Caribou Biosciences, Inc.*	5,117	47,639
Cellectis SA, ADR*	1,515	3,333
Centessa Pharmaceuticals plc, ADR*(b)	4,315	17,260
Century Therapeutics, Inc.*(b)	4,952	51,996
Chimerix, Inc.*	7,370	15,993
Chinook Therapeutics, Inc.*	5,290	119,819
Clovis Oncology, Inc.*(b)	12,151	4,010
Codiak Biosciences, Inc.*	3,098	2,138
Cogent Biosciences, Inc.*	5,531	69,580
Coherus Biosciences, Inc.*	6,537	44,844
Compass Pathways plc, ADR*(b)	1,992	20,518
Connect Biopharma Holdings Ltd., ADR*(b)	3,561	2,583
Corvus Pharmaceuticals, Inc.*	3,915	3,650
Crinetics Pharmaceuticals, Inc.*	4,521	80,790
CRISPR Therapeutics AG*	6,561	359,477
Cullinan Oncology, Inc.*	3,836	47,681
CureVac NV*(b)	15,767	114,311
Curis, Inc.*	7,722	6,231
Cyteir Therapeutics, Inc.*	2,978	4,288
Cytokinetics, Inc.*	7,918	336,515
CytomX Therapeutics, Inc.*	5,547	9,652
Day One Biopharmaceuticals, Inc.*	6,178	131,159
Decibel Therapeutics, Inc.*	2,100	6,447
Deciphera Pharmaceuticals, Inc.*	5,620	89,414
Denali Therapeutics, Inc.*	11,423	364,508
Design Therapeutics, Inc.*(b)	4,694	65,716
Dyne Therapeutics, Inc.*	4,354	50,942
Eagle Pharmaceuticals, Inc.*	1,117	40,569
Editas Medicine, Inc.*	5,781	61,279
Eiger BioPharmaceuticals, Inc.*	3,698	16,789
Enanta Pharmaceuticals, Inc.*	1,743	76,326
Erasca, Inc.*	10,273	77,561
Eterna Therapeutics, Inc.*(b)	247	808
Evelo Biosciences, Inc.*(b)	9,083	18,983
Exelixis, Inc.*	27,068	462,321
Fate Therapeutics, Inc.*	8,158	169,850
FibroGen, Inc.*	7,884	113,293
Frequency Therapeutics, Inc.*	2,966	6,585
G1 Therapeutics, Inc.*	4,258	25,378
Galapagos NV, ADR*	1,184	47,088
Gamida Cell Ltd.*	6,258	10,013
Generation Bio Co.*	4,963	26,453
Genmab A/S, ADR*(b)	3,179	147,919
Geron Corp.*(b)	31,776	73,720
Gilead Sciences, Inc.	105,122	9,232,865
Gossamer Bio, Inc.*	7,902	67,641
Gracell Biotechnologies, Inc., ADR*(b)	5,609	18,229
Graphite Bio, Inc.*	4,896	17,283
Grifols SA, ADR*	9,366	76,333
Gritstone bio, Inc.*(b)	7,012	20,615

See accompanying notes to the financial statements.

Ultra Nasdaq Biotechnology
Schedule of Portfolio Investments
November 30, 2022 (Unaudited)

Investments	Shares	Value ($)
Halozyme Therapeutics, Inc.*	11,588	663,529
Harpoon Therapeutics, Inc.*	2,784	1,907
Homology Medicines, Inc.*	4,828	7,435
Horizon Therapeutics plc*	19,376	1,943,219
Humacyte, Inc.*(b)	8,663	27,029
Icosavax, Inc.*	3,355	11,206
Ideaya Biosciences, Inc.*	4,047	72,360
IGM Biosciences, Inc.*	2,436	53,616
I-Mab, ADR*	4,470	16,539
Imago Biosciences, Inc.*	2,838	101,288
Immuneering Corp., Class A*(b)	2,220	14,408
Immunic, Inc.*(b)	3,302	4,425
ImmunityBio, Inc.*(b)	33,667	185,505
ImmunoGen, Inc.*	18,563	96,342
Immunovant, Inc.*	10,865	142,440
Impel Pharmaceuticals, Inc.*(b)	1,997	5,332
Incyte Corp.*	18,707	1,490,387
Infinity Pharmaceuticals, Inc.*	7,509	4,120
Inhibrx, Inc.*	3,663	109,817
Inovio Pharmaceuticals, Inc.*	20,976	42,791
Insmed, Inc.*	11,394	210,675
Instil Bio, Inc.*	10,908	14,508
Intellia Therapeutics, Inc.*	6,393	328,984
Intercept Pharmaceuticals, Inc.*	3,483	51,932
Ionis Pharmaceuticals, Inc.*	11,938	486,951
Iovance Biotherapeutics, Inc.*	13,272	84,941
Ironwood Pharmaceuticals, Inc.*	12,887	156,062
iTeos Therapeutics, Inc.*	2,992	60,289
IVERIC bio, Inc.*	9,931	234,570
Janux Therapeutics, Inc.*	3,504	47,795
Jounce Therapeutics, Inc.*	4,348	3,826
KalVista Pharmaceuticals, Inc.*	2,067	11,141
Kamada Ltd.*	3,768	17,710
Karuna Therapeutics, Inc.*	2,857	672,281
Karyopharm Therapeutics, Inc.*	6,712	35,506
Keros Therapeutics, Inc.*	2,166	107,953
Kezar Life Sciences, Inc.*	5,750	44,908
Kiniksa Pharmaceuticals Ltd., Class A*	2,899	48,790
Kinnate Biopharma, Inc.*	3,713	29,407
Kodiak Sciences, Inc.*	4,377	32,302
Kronos Bio, Inc.*	4,775	9,072
Krystal Biotech, Inc.*	2,158	167,763
Kura Oncology, Inc.*	5,626	88,722
Kymera Therapeutics, Inc.*	4,362	126,411
Larimar Therapeutics, Inc.*	1,490	4,723
Leap Therapeutics, Inc.*(b)	8,328	5,035
Legend Biotech Corp., ADR*	4,480	230,765
Lexicon Pharmaceuticals, Inc.*	15,444	33,050
Lyell Immunopharma, Inc.*	20,843	87,749
MacroGenics, Inc.*	5,169	33,237
Madrigal Pharmaceuticals, Inc.*	1,438	100,818
Magenta Therapeutics, Inc.*(b)	4,953	5,696
MannKind Corp.*	21,643	101,289
MeiraGTx Holdings plc*	3,760	23,162
Mereo Biopharma Group plc, ADR*	9,833	7,749
Mersana Therapeutics, Inc.*	8,172	54,426
Merus NV*(b)	3,859	59,236
Mirati Therapeutics, Inc.*	4,677	427,384
Mirum Pharmaceuticals, Inc.*	3,092	57,666
Moderna, Inc.*	32,902	5,787,791
Molecular Templates, Inc.*	4,739	2,511
Monte Rosa Therapeutics, Inc.*(b)	3,929	33,318
Morphic Holding, Inc.*	3,236	89,055
Mustang Bio, Inc.*	8,850	4,469
Myriad Genetics, Inc.*	6,782	137,403
Neoleukin Therapeutics, Inc.*	3,581	1,826
Neurocrine Biosciences, Inc.*	8,044	1,022,071
NextCure, Inc.*	2,334	3,291
Nkarta, Inc.*	4,092	34,700
Novavax, Inc.*(b)	6,578	108,471
Nurix Therapeutics, Inc.*	3,956	49,015
Nuvalent, Inc., Class A*	4,290	141,055
ObsEva SA*(b)	7,107	1,222
Olema Pharmaceuticals, Inc.*	3,399	9,755
Omega Therapeutics, Inc.*	4,025	28,175
Oncocyte Corp.*	9,976	4,690
Oncorus, Inc.*(b)	2,236	1,074
ORIC Pharmaceuticals, Inc.*	3,329	11,951
Ovid therapeutics, Inc.*	5,923	10,484
Oyster Point Pharma, Inc.*	2,257	25,233
Passage Bio, Inc.*	4,581	5,589
PMV Pharmaceuticals, Inc.*	3,837	38,293
Poseida Therapeutics, Inc.*	7,214	32,896
Praxis Precision Medicines, Inc.*	3,833	8,471
Precigen, Inc.*	17,506	31,861
Precision BioSciences, Inc.*	9,320	12,768
Prelude Therapeutics, Inc.*(b)	4,023	26,833
Prometheus Biosciences, Inc.*	3,440	141,418
ProQR Therapeutics NV*	6,297	7,745
Protagonist Therapeutics, Inc.*	4,128	32,652
Prothena Corp. plc*	3,946	246,664
PTC Therapeutics, Inc.*	6,017	249,645
Puma Biotechnology, Inc.*	3,831	17,316
Quince Therapeutics, Inc.*	3,037	2,238
Rallybio Corp.*(b)	2,702	15,564
RAPT Therapeutics, Inc.*	2,494	44,094
Recursion Pharmaceuticals, Inc., Class A*	15,281	143,641
Regeneron Pharmaceuticals, Inc.*	9,015	6,776,576
REGENXBIO, Inc.*	3,636	86,900
Relay Therapeutics, Inc.*	10,111	187,862
Repare Therapeutics, Inc.*	3,527	56,538
Replimune Group, Inc.*	4,147	84,889
REVOLUTION Medicines, Inc.*	7,376	174,000
Rhythm Pharmaceuticals, Inc.*(b)	4,739	126,863
Rigel Pharmaceuticals, Inc.*	14,536	9,762
Rocket Pharmaceuticals, Inc.*	6,363	120,133
Rubius Therapeutics, Inc.*(b)	7,599	1,687
SAB Biotherapeutics, Inc.*(b)	3,619	3,909
Sage Therapeutics, Inc.*	4,998	205,118
Sana Biotechnology, Inc.*(b)	15,999	79,835
Sangamo Therapeutics, Inc.*	13,167	48,191
Sarepta Therapeutics, Inc.*	7,365	904,496
Scholar Rock Holding Corp.*(b)	4,343	33,745
Seagen, Inc.*	15,512	1,883,002
Selecta Biosciences, Inc.*	12,844	16,826
Sensei Biotherapeutics, Inc.*	2,584	3,669
Sera Prognostics, Inc., Class A*(b)	2,489	3,335
Seres Therapeutics, Inc.*	10,435	67,828
Sesen Bio, Inc.*(b)	16,776	9,291
Shattuck Labs, Inc.*	3,565	8,093
Solid Biosciences, Inc.*	634	4,248
Spectrum Pharmaceuticals, Inc.*(b)	15,826	7,289
Spero Therapeutics, Inc.*(b)	4,356	8,451
SpringWorks Therapeutics, Inc.*	5,247	126,872
Stoke Therapeutics, Inc.*	3,315	24,995

See accompanying notes to the financial statements.

Ultra Nasdaq Biotechnology
Schedule of Portfolio Investments
November 30, 2022 (Unaudited)

Investments	Shares	Value ($)
Summit Therapeutics, Inc.*(b)	16,923	13,538
Surface Oncology, Inc.*	4,881	4,491
Sutro Biopharma, Inc.*	4,834	36,207
Syndax Pharmaceuticals, Inc.*	4,757	113,978
Syros Pharmaceuticals, Inc.*	1,699	6,728
Talaris Therapeutics, Inc.*(b)	3,507	5,120
Taysha Gene Therapies, Inc.*	5,252	11,607
TCR2 Therapeutics, Inc.*	3,247	4,319
Tenaya Therapeutics, Inc.*	3,479	9,219
Tonix Pharmaceuticals Holding Corp.*(b)	4,839	1,863
Travere Therapeutics, Inc.*	5,379	108,279
Twist Bioscience Corp.*	4,740	129,639
Ultragenyx Pharmaceutical, Inc.*	5,890	213,807
uniQure NV*	3,930	103,988
United Therapeutics Corp.*	3,828	1,071,419
UroGen Pharma Ltd.*	1,913	16,394
Vanda Pharmaceuticals, Inc.*	4,757	51,899
Vaxcyte, Inc.*	6,429	296,120
Veracyte, Inc.*	6,020	166,995
Verastem, Inc.*	17,670	8,128
Vertex Pharmaceuticals, Inc.*	21,569	6,824,432
Verve Therapeutics, Inc.*	5,041	117,102
Vir Biotechnology, Inc.*	11,155	314,794
Viracta Therapeutics, Inc.*(b)	3,159	7,329
Vor BioPharma, Inc.*(b)	3,201	14,725
Werewolf Therapeutics, Inc.*	2,484	4,546
Xencor, Inc.*	5,021	149,224
Xenon Pharmaceuticals, Inc.*	5,237	193,141
Y-mAbs Therapeutics, Inc.*	3,677	16,436
Zai Lab Ltd., ADR*	5,832	224,882
Zentalis Pharmaceuticals, Inc.*	4,793	106,021
		75,712,378
Health Care Equipment & Supplies - 0.6%
Bioventus, Inc., Class A*(b)	5,186	10,113
Novocure Ltd.*(b)	8,809	676,883
		686,996
Health Care Providers & Services - 0.5%
23andMe Holding Co.*(b)	24,116	73,554
Castle Biosciences, Inc.*	2,212	52,181
Guardant Health, Inc.*	8,597	449,967
PetIQ, Inc.*	2,465	29,259
		604,961
Life Sciences Tools & Services - 4.1%
AbCellera Biologics, Inc.*	23,982	308,648
Adaptive Biotechnologies Corp.*	12,016	105,501
Alpha Teknova, Inc.*	2,363	11,153
Codex DNA, Inc.*	2,483	3,600
Codexis, Inc.*	5,508	30,129
Compugen Ltd.*	7,286	8,743
Harvard Bioscience, Inc.*	3,502	8,965
Illumina, Inc.*	13,230	2,885,198
Maravai LifeSciences Holdings, Inc., Class A*	11,063	164,617
MaxCyte, Inc.*	8,556	51,250
Medpace Holdings, Inc.*	2,607	547,183
NanoString Technologies, Inc.*	3,910	27,331
Nautilus Biotechnology, Inc.*(b)	10,485	18,978
OmniAb, Inc.*	6,955	24,621
Pacific Biosciences of California, Inc.*(b)	18,910	203,283
Personalis, Inc.*	3,862	9,810
Quantum-Si, Inc.*(b)	10,045	23,907
Rapid Micro Biosystems, Inc., Class A*	3,060	6,273
Seer, Inc.*	4,926	31,822
Singular Genomics Systems, Inc.*	5,988	12,216
Syneos Health, Inc.*	8,634	304,608
		4,787,836
Pharmaceuticals - 9.7%
Aclaris Therapeutics, Inc.*	5,607	85,339
Amphastar Pharmaceuticals, Inc.*	4,122	121,558
Aquestive Therapeutics, Inc.*(b)	4,487	4,164
Arvinas, Inc.*	4,475	183,654
AstraZeneca plc, ADR	51,281	3,485,570
ATAI Life Sciences NV*(b)	13,610	48,043
Atea Pharmaceuticals, Inc.*	7,002	32,839
Athira Pharma, Inc.*	3,181	9,893
Avadel Pharmaceuticals plc, ADR*	4,958	45,465
Axsome Therapeutics, Inc.*(b)	3,390	245,063
Cara Therapeutics, Inc.*	4,519	53,324
Clearside Biomedical, Inc.*	5,062	6,125
Collegium Pharmaceutical, Inc.*	2,870	62,767
Cymabay Therapeutics, Inc.*	7,122	24,072
Edgewise Therapeutics, Inc.*(b)	5,317	47,587
Esperion Therapeutics, Inc.*	6,197	41,520
Evolus, Inc.*	4,718	34,158
EyePoint Pharmaceuticals, Inc.*	2,866	9,171
Fulcrum Therapeutics, Inc.*(b)	4,378	29,989
Harmony Biosciences Holdings, Inc.*	4,976	297,416
Harrow Health, Inc.*	2,277	25,389
HUTCHMED China Ltd., ADR*	3,227	39,144
Ikena Oncology, Inc.*(b)	3,049	6,799
Innoviva, Inc.*	5,863	76,981
Intra-Cellular Therapies, Inc.*	7,940	430,507
Jazz Pharmaceuticals plc*	5,272	827,230
KemPharm, Inc.*(b)	2,901	13,809
Landos Biopharma, Inc.*(b)	3,386	728
Ligand Pharmaceuticals, Inc.*	1,420	103,518
Marinus Pharmaceuticals, Inc.*(b)	4,012	19,217
Nektar Therapeutics*	15,762	44,134
NGM Biopharmaceuticals, Inc.*	6,759	37,377
NRX Pharmaceuticals, Inc.*	5,689	8,192
Ocular Therapeutix, Inc.*	6,473	19,225
Omeros Corp.*(b)	5,276	11,291
Optinose, Inc.*(b)	7,004	12,397
Pacira BioSciences, Inc.*	3,854	185,956
Paratek Pharmaceuticals, Inc.*	4,614	10,243
Phathom Pharmaceuticals, Inc.*	3,295	32,884
Phibro Animal Health Corp., Class A	1,710	21,050
Pliant Therapeutics, Inc.*	4,094	75,248
Provention Bio, Inc.*(b)	6,859	62,005
Rain Therapeutics, Inc.*	1,584	12,228
Rani Therapeutics Holdings, Inc., Class A*(b)	2,060	17,057
Reata Pharmaceuticals, Inc., Class A*	2,656	105,124
Redhill Biopharma Ltd., ADR*	5,368	1,932
Relmada Therapeutics, Inc.*	2,528	11,755
Revance Therapeutics, Inc.*	6,924	150,320
Royalty Pharma plc, Class A	36,766	1,616,601
Sanofi, ADR	24,462	1,109,352
SIGA Technologies, Inc.(b)	6,142	56,384
Supernus Pharmaceuticals, Inc.*	4,499	165,203
Terns Pharmaceuticals, Inc.*(b)	3,164	24,584

See accompanying notes to the financial statements.

Ultra Nasdaq Biotechnology
Schedule of Portfolio Investments
November 30, 2022 (Unaudited)

Investments	Shares	Value ($)
Theravance Biopharma, Inc.*	5,664	60,945
Tricida, Inc.*(b)	4,682	1,124
Verrica Pharmaceuticals, Inc.*(b)	3,456	11,232
Viatris, Inc.	101,984	1,124,884
WaVe Life Sciences Ltd.*(b)	7,302	30,960
Xeris Biopharma Holdings, Inc.*(b)	11,435	17,152
		11,447,878
TOTAL COMMON STOCKS (Cost $113,280,078)		93,240,049

Investments	Number of Rights	Value ($)
RIGHTS - 0.0%(c)

Biotechnology - 0.0%(c)
Achillion Pharmaceuticals, Inc., CVR*(d)(e) (Cost $11,641)	25,307	11,641

Investments	Shares	Value ($)
SECURITIES LENDING REINVESTMENTS(f) - 1.2%

INVESTMENT COMPANIES - 1.2%
BlackRock Liquidity FedFund, Institutional Class 3.55% (Cost $1,368,691)	1,368,691	1,368,691

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 17.2%

REPURCHASE AGREEMENTS(g) - 17.2%
Repurchase Agreements with various counterparties, rates 3.40% - 3.80%, dated 11/30/2022, due 12/1/2022, total to be received $20,348,530
(Cost $20,346,405)	20,346,405	20,346,405

Total Investments - 97.5% (Cost $135,006,815)		114,966,786
Other assets less liabilities - 2.5%		3,000,769
Net Assets - 100.0%		117,967,555

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $46,729,596.
(b)	The security or a portion of this security is on loan at November 30, 2022. The total value of securities on loan at November 30, 2022 was $2,060,571, collateralized in the form of cash with a value of $1,368,691 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $702,012 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.25%, and maturity dates ranging from December 8, 2022 – November 15, 2051. The total value of collateral is $2,070,703.
(c)	Represents less than 0.05% of net assets.
(d)	Security fair valued as of November 30, 2022 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at November 30, 2022 amounted to $11,641, which represents approximately 0.01% of net assets of the Fund.
(e)	Illiquid security.
(f)	The security was purchased with cash collateral held from securities on loan at November 30, 2022. The total value of securities purchased was $1,368,691.
(g)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations

ADR	American Depositary Receipt
CVR	Contingent Value Rights - No defined expiration

As of November 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$13,661,215
Aggregate gross unrealized depreciation	(72,287,208)
Net unrealized depreciation	$(58,625,993)
Federal income tax cost	$136,009,279

See accompanying notes to the financial statements.

Ultra Nasdaq Biotechnology
Schedule of Portfolio Investments
November 30, 2022 (Unaudited)

Swap Agreementsa

Ultra Nasdaq Biotechnology had the following open non-exchange traded total return swap agreements as of November 30, 2022:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/ the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/ the Counterparty ($)	Net Amount[e] ($)
14,543,980	5/8/2023	Bank of America NA	3.98%	NASDAQ Biotechnology Index®	(11,690,137)	841,585	10,848,552	—
32,411,181	11/6/2023	BNP Paribas SA	4.13%	NASDAQ Biotechnology Index®	2,515,554	(1,725,551)	(500)	789,503
16,255,547	4/10/2023	Citibank NA	3.98%	NASDAQ Biotechnology Index®	(9,219,288)	9,219,288	—	—
27,484,994	3/7/2023	Goldman Sachs International	4.43%	NASDAQ Biotechnology Index®	(6,380,912)	—	6,380,912	—
4,370,144	3/6/2024	Morgan Stanley & Co. International plc	4.28%	NASDAQ Biotechnology Index®	227,713	—	(135,000)	92,713
25,169,600	3/7/2023	Societe Generale	4.18%	NASDAQ Biotechnology Index®	(5,631,621)	—	5,631,621	—
21,933,260	3/7/2023	UBS AG	3.83%	NASDAQ Biotechnology Index®	(7,404,809)	—	7,404,809	—

142,168,706					(37,583,500)
				Total Unrealized Appreciation	2,743,267
				Total Unrealized Depreciation	(40,326,767)

[a]	The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
[b]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[c]	Reflects the floating financing rate, as of November 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
[d]	The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
[e]	Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

Ultra Russell2000
Schedule of Portfolio Investments
November 30, 2022 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 85.0%

Aerospace & Defense - 0.8%
AAR Corp.*	1,808	84,180
Aerojet Rocketdyne Holdings, Inc.*	4,247	220,844
AeroVironment, Inc.*	1,319	121,335
AerSale Corp.*	849	13,457
Archer Aviation, Inc., Class A*	7,611	19,104
Astra Space, Inc.*(b)	8,135	4,019
Astronics Corp.*	1,352	11,357
Cadre Holdings, Inc.	1,019	26,433
Ducommun, Inc.*	592	29,784
Kaman Corp.	1,499	30,535
Kratos Defense & Security Solutions, Inc.*	6,610	62,927
Maxar Technologies, Inc.	3,934	95,203
Momentus, Inc.*(b)	2,969	3,206
Moog, Inc., Class A	1,533	133,417
National Presto Industries, Inc.	276	19,077
Park Aerospace Corp.	1,047	13,852
Parsons Corp.*(b)	1,801	89,149
Redwire Corp.*(b)	1,034	2,192
Rocket Lab USA, Inc.*	11,534	48,327
Terran Orbital Corp.*(b)	1,281	3,023
Triumph Group, Inc.*	3,426	39,228
V2X, Inc.*	643	25,984
Virgin Galactic Holdings, Inc.*	12,208	62,139
		1,158,772
Air Freight & Logistics - 0.4%
Air Transport Services Group, Inc.*	3,159	88,579
Atlas Air Worldwide Holdings, Inc.*	1,499	151,054
Forward Air Corp.	1,438	161,588
Hub Group, Inc., Class A*	1,798	151,302
Radiant Logistics, Inc.*	2,027	10,824
		563,347
Airlines - 0.3%
Allegiant Travel Co.*	829	68,484
Blade Air Mobility, Inc.*	3,001	14,765
Frontier Group Holdings, Inc.*	1,996	26,028
Hawaiian Holdings, Inc.*	2,707	37,627
Joby Aviation, Inc.*(b)	13,434	55,348
SkyWest, Inc.*	2,671	49,280
Spirit Airlines, Inc.	5,832	126,613
Sun Country Airlines Holdings, Inc.*	1,771	35,774
Wheels Up Experience, Inc.*	8,513	10,896
		424,815
Auto Components - 1.2%
Adient plc*	5,078	197,737
American Axle & Manufacturing Holdings, Inc.*	6,046	62,939
Dana, Inc.	6,906	121,615
Dorman Products, Inc.*	1,411	126,482
Fox Factory Holding Corp.*	2,269	240,741
Gentherm, Inc.*	1,772	126,857
Goodyear Tire & Rubber Co. (The)*	15,012	168,435
Holley, Inc.*	2,750	7,535
LCI Industries	1,329	131,385
Luminar Technologies, Inc.*(b)	13,189	101,028
Modine Manufacturing Co.*	2,662	56,354
Motorcar Parts of America, Inc.*	999	11,259
Patrick Industries, Inc.	1,175	65,718
Solid Power, Inc.*	7,009	25,723
Standard Motor Products, Inc.	1,079	41,444
Stoneridge, Inc.*	1,410	33,403
Visteon Corp.*	1,488	218,438
XPEL, Inc.*(c)	1,151	78,901
		1,815,994
Automobiles - 0.1%
Canoo, Inc.*(b)	7,562	10,133
Cenntro Electric Group Ltd.*(b)	9,844	6,143
Faraday Future Intelligent Electric, Inc.*(b)	5,312	1,706
Fisker, Inc.*(b)	8,696	67,307
Lordstown Motors Corp.*(b)	8,948	14,854
Mullen Automotive, Inc.*(b)	17,675	3,395
Winnebago Industries, Inc.	1,661	97,318
Workhorse Group, Inc.*(b)	8,164	18,777
		219,633
Banks - 8.6%
1st Source Corp.	862	49,220
ACNB Corp.	443	17,410
Amalgamated Financial Corp.	743	19,816
Amerant Bancorp, Inc.	1,484	43,719
American National Bankshares, Inc.	555	21,406
Ameris Bancorp	3,541	187,248
Arrow Financial Corp.	759	26,694
Associated Banc-Corp.	7,984	196,406
Atlantic Union Bankshares Corp.	4,007	142,930
Banc of California, Inc.	2,819	47,838
BancFirst Corp.	1,052	107,241
Bancorp, Inc. (The)*	2,950	88,412
Bank First Corp.(b)	341	32,405
Bank of Marin Bancorp	839	30,112
Bank of NT Butterfield & Son Ltd. (The)	2,659	92,533
BankUnited, Inc.	4,163	152,865
Bankwell Financial Group, Inc.	302	8,936
Banner Corp.	1,829	129,164
Bar Harbor Bankshares	790	23,913
BayCom Corp.	680	12,893
BCB Bancorp, Inc.	768	14,477
Berkshire Hills Bancorp, Inc.	2,356	73,460
Blue Ridge Bankshares, Inc.	910	11,857
Brookline Bancorp, Inc.	4,019	57,150
Business First Bancshares, Inc.	1,131	26,601
Byline Bancorp, Inc.	1,315	29,969
Cadence Bank	9,704	279,863
Cambridge Bancorp	365	32,452
Camden National Corp.	769	33,667
Capital Bancorp, Inc.	481	11,938
Capital City Bank Group, Inc.	724	25,485
Capstar Financial Holdings, Inc.	1,087	19,457
Carter Bankshares, Inc.*	1,298	24,065
Cathay General Bancorp	3,851	178,956
Central Pacific Financial Corp.	1,448	30,683
Citizens & Northern Corp.	808	19,828
City Holding Co.	788	80,313
Civista Bancshares, Inc.	807	18,448
CNB Financial Corp.	861	21,999
Coastal Financial Corp.*	558	27,855
Colony Bankcorp, Inc.	875	11,996
Columbia Banking System, Inc.	4,215	143,563

See accompanying notes to the financial statements.

Ultra Russell2000
Schedule of Portfolio Investments
November 30, 2022 (Unaudited)

Investments	Shares	Value ($)
Community Bank System, Inc.	2,856	186,040
Community Trust Bancorp, Inc.	839	40,197
ConnectOne Bancorp, Inc.	1,985	52,086
CrossFirst Bankshares, Inc.*	2,438	33,815
Customers Bancorp, Inc.*	1,634	52,729
CVB Financial Corp.(b)	7,133	204,574
Dime Community Bancshares, Inc.	1,746	62,280
Eagle Bancorp, Inc.	1,696	79,983
Eastern Bankshares, Inc.	8,343	163,606
Enterprise Bancorp, Inc.	498	17,420
Enterprise Financial Services Corp.	1,886	98,713
Equity Bancshares, Inc., Class A	813	29,723
Esquire Financial Holdings, Inc.	370	16,591
Farmers & Merchants Bancorp, Inc.	647	18,556
Farmers National Banc Corp.	1,684	25,614
FB Financial Corp.	1,914	81,938
Financial Institutions, Inc.	809	20,484
First Bancorp	1,888	91,813
First Bancorp	9,927	152,677
First Bancorp, Inc. (The)	520	16,349
First Bancshares, Inc. (The)	1,053	36,002
First Bank	829	12,717
First Busey Corp.	2,761	71,979
First Business Financial Services, Inc.	429	16,439
First Commonwealth Financial Corp.	4,996	73,541
First Community Bankshares, Inc.	853	31,518
First Financial Bancorp	4,985	131,754
First Financial Bankshares, Inc.	6,953	256,913
First Financial Corp.	594	28,554
First Foundation, Inc.	2,736	38,331
First Guaranty Bancshares, Inc.	326	8,147
First Internet Bancorp	471	12,227
First Interstate BancSystem, Inc., Class A	4,889	213,258
First Merchants Corp.	3,062	135,371
First Mid Bancshares, Inc.	996	34,511
First of Long Island Corp. (The)	1,179	22,932
First Western Financial, Inc.*	422	12,829
Five Star Bancorp	673	18,171
Flushing Financial Corp.	1,520	31,707
Fulton Financial Corp.	8,678	161,324
FVCBankcorp, Inc.*	640	12,653
German American Bancorp, Inc.	1,482	59,073
Glacier Bancorp, Inc.	5,947	344,331
Great Southern Bancorp, Inc.	498	31,200
Guaranty Bancshares, Inc.	435	15,486
Hancock Whitney Corp.	4,612	252,922
Hanmi Financial Corp.	1,619	43,794
HarborOne Bancorp, Inc.	2,388	34,936
HBT Financial, Inc.	544	10,690
Heartland Financial USA, Inc.	2,197	107,192
Heritage Commerce Corp.	3,142	44,648
Heritage Financial Corp.	1,852	60,931
Hilltop Holdings, Inc.	2,668	79,506
Home BancShares, Inc.	10,172	258,877
HomeStreet, Inc.	961	26,235
HomeTrust Bancshares, Inc.	762	19,507
Hope Bancorp, Inc.	6,199	84,430
Horizon Bancorp, Inc.	2,155	35,040
Independent Bank Corp.	2,451	221,865
Independent Bank Corp.	1,077	26,430
Independent Bank Group, Inc.	1,915	126,275
International Bancshares Corp.	2,868	151,086
John Marshall Bancorp, Inc.	618	17,897
Lakeland Bancorp, Inc.	3,330	62,204
Lakeland Financial Corp.	1,313	103,674
Live Oak Bancshares, Inc.	1,751	58,396
Macatawa Bank Corp.	1,405	15,610
Mercantile Bank Corp.	823	28,649
Metrocity Bankshares, Inc.	999	22,478
Metropolitan Bank Holding Corp.*	551	35,011
Mid Penn Bancorp, Inc.	766	25,278
Midland States Bancorp, Inc.	1,131	30,435
MidWestOne Financial Group, Inc.	756	26,377
MVB Financial Corp.	547	13,062
National Bank Holdings Corp., Class A	1,564	72,742
NBT Bancorp, Inc.	2,237	103,260
Nicolet Bankshares, Inc.*	659	54,513
Northeast Bank	351	14,861
Northwest Bancshares, Inc.	6,500	99,385
OceanFirst Financial Corp.	3,106	72,556
OFG Bancorp	2,492	72,193
Old National Bancorp	15,690	299,836
Old Second Bancorp, Inc.	2,267	39,582
Origin Bancorp, Inc.	1,201	49,145
Orrstown Financial Services, Inc.	547	14,720
Pacific Premier Bancorp, Inc.	5,016	185,341
Park National Corp.	766	115,919
Parke Bancorp, Inc.	541	11,767
Pathward Financial, Inc.	1,536	66,862
PCB Bancorp	622	11,582
PCSB Financial Corp.	668	13,347
Peapack-Gladstone Financial Corp.	930	38,335
Peoples Bancorp, Inc.	1,488	44,640
Peoples Financial Services Corp.	375	21,353
Preferred Bank	712	53,820
Premier Financial Corp.	1,895	55,296
Primis Financial Corp.	1,185	14,635
Professional Holding Corp., Class A*	692	20,739
QCR Holdings, Inc.	856	45,034
RBB Bancorp	782	17,572
Red River Bancshares, Inc.	233	12,233
Renasant Corp.	2,927	119,334
Republic Bancorp, Inc., Class A	464	20,448
Republic First Bancorp, Inc.*	2,588	6,599
S&T Bancorp, Inc.	2,090	78,208
Sandy Spring Bancorp, Inc.	2,337	81,374
Seacoast Banking Corp. of Florida	3,236	111,254
ServisFirst Bancshares, Inc.	2,684	203,501
Shore Bancshares, Inc.	952	18,954
Sierra Bancorp	735	15,905
Silvergate Capital Corp., Class A*	1,676	45,973
Simmons First National Corp., Class A	6,575	152,606
SmartFinancial, Inc.	829	24,853
South Plains Financial, Inc.	534	16,533
Southern First Bancshares, Inc.*	405	20,048
Southside Bancshares, Inc.	1,636	59,452
SouthState Corp.	4,011	352,366
Stellar Bancorp, Inc.	2,427	82,057
Stock Yards Bancorp, Inc.	1,533	113,473
Summit Financial Group, Inc.	599	16,988
Texas Capital Bancshares, Inc.*	2,675	160,473
Third Coast Bancshares, Inc.*	684	13,434

See accompanying notes to the financial statements.

Ultra Russell2000
Schedule of Portfolio Investments
November 30, 2022 (Unaudited)

Investments	Shares	Value ($)
Tompkins Financial Corp.	743	62,070
Towne Bank	3,601	116,312
TriCo Bancshares	1,668	90,906
Triumph Bancorp, Inc.*	1,249	74,640
Trustmark Corp.	3,278	119,909
UMB Financial Corp.	2,355	201,400
United Bankshares, Inc.	6,985	299,587
United Community Banks, Inc.	5,686	221,583
Unity Bancorp, Inc.	377	10,748
Univest Financial Corp.	1,561	44,036
USCB Financial Holdings, Inc.*	577	7,663
Valley National Bancorp	23,048	291,788
Veritex Holdings, Inc.	2,809	91,742
Washington Federal, Inc.	3,466	122,246
Washington Trust Bancorp, Inc.	913	45,431
WesBanco, Inc.	3,124	126,366
West Bancorp, Inc.	866	20,819
Westamerica Bancorp	1,393	86,018
		13,253,199
Beverages - 0.5%
Celsius Holdings, Inc.*	2,972	330,902
Coca-Cola Consolidated, Inc.	252	123,934
Duckhorn Portfolio, Inc. (The)*	1,975	31,718
MGP Ingredients, Inc.	750	93,795
National Beverage Corp.	1,264	65,134
Primo Water Corp.	8,428	131,898
Vintage Wine Estates, Inc.*	1,711	5,681
Vita Coco Co., Inc. (The)*(b)	1,490	17,642
		800,704
Biotechnology - 5.8%
2seventy bio, Inc.*	2,001	31,356
4D Molecular Therapeutics, Inc.*	1,606	38,817
Aadi Bioscience, Inc.*(b)	775	10,369
Absci Corp.*(b)	2,817	7,042
ACADIA Pharmaceuticals, Inc.*	6,430	100,179
Adicet Bio, Inc.*	1,515	27,543
ADMA Biologics, Inc.*	9,941	33,203
Aerovate Therapeutics, Inc.*(b)	492	9,269
Affimed NV*	7,604	16,273
Agenus, Inc.*	15,136	40,867
Agios Pharmaceuticals, Inc.*	2,920	88,009
Akero Therapeutics, Inc.*	1,497	69,610
Albireo Pharma, Inc.*	922	20,358
Alector, Inc.*	3,326	28,238
Alkermes plc*	8,721	216,106
Allogene Therapeutics, Inc.*(b)	4,263	42,033
Allovir, Inc.*(b)	1,662	12,482
Alpine Immune Sciences, Inc.*	836	5,250
ALX Oncology Holdings, Inc.*	1,148	12,743
Amicus Therapeutics, Inc.*	14,752	178,499
AnaptysBio, Inc.*	1,083	29,923
Anavex Life Sciences Corp.*(b)	3,698	32,616
Anika Therapeutics, Inc.*	778	24,538
Apellis Pharmaceuticals, Inc.*	5,017	250,499
Arbutus Biopharma Corp.*(b)	5,774	13,569
Arcellx, Inc.*	1,583	31,565
Arcturus Therapeutics Holdings, Inc.*	1,236	22,792
Arcus Biosciences, Inc.*	2,747	96,612
Arcutis Biotherapeutics, Inc.*(b)	2,186	37,665
Arrowhead Pharmaceuticals, Inc.*	5,505	177,261
Atara Biotherapeutics, Inc.*	4,958	22,460
Aura Biosciences, Inc.*	980	13,994
Aurinia Pharmaceuticals, Inc.*	7,175	36,808
Avid Bioservices, Inc.*	3,267	51,161
Avidity Biosciences, Inc.*	2,740	31,894
Beam Therapeutics, Inc.*	3,400	157,046
BioCryst Pharmaceuticals, Inc.*	9,921	132,545
Biohaven Ltd.*	1,704	26,957
Bioxcel Therapeutics, Inc.*(b)	1,023	16,951
Bluebird Bio, Inc.*	4,132	32,188
Blueprint Medicines Corp.*	3,195	152,689
Bridgebio Pharma, Inc.*	5,595	52,425
C4 Therapeutics, Inc.*	2,251	19,291
CareDx, Inc.*	2,723	35,263
Caribou Biosciences, Inc.*(b)	2,999	27,921
Catalyst Pharmaceuticals, Inc.*	5,126	85,963
Celldex Therapeutics, Inc.*	2,451	90,908
Celularity, Inc., Class A*(b)	3,602	6,159
Century Therapeutics, Inc.*(b)	1,078	11,319
Cerevel Therapeutics Holdings, Inc.*(b)	2,907	84,187
Chimerix, Inc.*	4,503	9,771
Chinook Therapeutics, Inc.*	2,668	60,430
Cogent Biosciences, Inc.*	3,424	43,074
Coherus Biosciences, Inc.*	3,939	27,022
Crinetics Pharmaceuticals, Inc.*	2,816	50,322
CTI BioPharma Corp.*	5,355	32,237
Cullinan Oncology, Inc.*	1,624	20,186
Cytokinetics, Inc.*	4,392	186,660
Day One Biopharmaceuticals, Inc.*	1,482	31,463
Deciphera Pharmaceuticals, Inc.*	2,411	38,359
Denali Therapeutics, Inc.*	5,269	168,134
Design Therapeutics, Inc.*(b)	1,812	25,368
Dynavax Technologies Corp.*	6,330	78,555
Dyne Therapeutics, Inc.*	1,694	19,820
Eagle Pharmaceuticals, Inc.*	555	20,158
Editas Medicine, Inc.*	3,695	39,167
Eiger BioPharmaceuticals, Inc.*	2,230	10,124
Emergent BioSolutions, Inc.*	2,694	33,136
Enanta Pharmaceuticals, Inc.*	1,047	45,848
Enochian Biosciences, Inc.*(b)	1,056	1,589
EQRx, Inc.*	10,753	40,431
Erasca, Inc.*(b)	3,470	26,198
Fate Therapeutics, Inc.*	4,447	92,587
FibroGen, Inc.*	4,678	67,223
Foghorn Therapeutics, Inc.*(b)	1,076	7,263
Gelesis Holdings, Inc.*(b)	836	309
Generation Bio Co.*	2,572	13,709
Geron Corp.*(b)	19,216	44,581
Gossamer Bio, Inc.*	3,369	28,839
GreenLight Biosciences Holdings PBC*	3,875	5,735
Halozyme Therapeutics, Inc.*	7,259	415,650
Heron Therapeutics, Inc.*(b)	5,504	14,916
HilleVax, Inc.*	693	13,860
Humacyte, Inc.*(b)	944	2,945
Icosavax, Inc.*	1,188	3,968
Ideaya Biosciences, Inc.*	1,902	34,008
IGM Biosciences, Inc.*	566	12,458
Imago Biosciences, Inc.*	1,407	50,216
ImmunityBio, Inc.*(b)	4,377	24,117
ImmunoGen, Inc.*	11,482	59,592
Immunovant, Inc.*	2,142	28,082
Inhibrx, Inc.*	1,562	46,829
Inovio Pharmaceuticals, Inc.*	13,220	26,969
Insmed, Inc.*	6,378	117,929
Instil Bio, Inc.*(b)	3,723	4,952

See accompanying notes to the financial statements.

Ultra Russell2000
Schedule of Portfolio Investments
November 30, 2022 (Unaudited)

Investments	Shares	Value ($)
Intellia Therapeutics, Inc.*	4,034	207,590
Intercept Pharmaceuticals, Inc.*	1,308	19,502
Invivyd, Inc.*	2,746	6,206
Iovance Biotherapeutics, Inc.*	8,065	51,616
Ironwood Pharmaceuticals, Inc.*	7,311	88,536
iTeos Therapeutics, Inc.*	1,258	25,349
IVERIC bio, Inc.*	6,339	149,727
Janux Therapeutics, Inc.*	918	12,522
Jounce Therapeutics, Inc.*	2,254	1,984
KalVista Pharmaceuticals, Inc.*	1,310	7,061
Karuna Therapeutics, Inc.*	1,598	376,025
Karyopharm Therapeutics, Inc.*	4,075	21,557
Keros Therapeutics, Inc.*	962	47,946
Kezar Life Sciences, Inc.*	2,817	22,001
Kiniksa Pharmaceuticals Ltd., Class A*	1,667	28,056
Kinnate Biopharma, Inc.*	1,564	12,387
Kodiak Sciences, Inc.*	1,783	13,159
Kronos Bio, Inc.*	2,176	4,134
Krystal Biotech, Inc.*	1,141	88,701
Kura Oncology, Inc.*	3,393	53,508
Kymera Therapeutics, Inc.*	2,023	58,627
Lexicon Pharmaceuticals, Inc.*	4,454	9,532
Lyell Immunopharma, Inc.*	9,254	38,959
MacroGenics, Inc.*	3,224	20,730
Madrigal Pharmaceuticals, Inc.*	680	47,675
MannKind Corp.*	13,312	62,300
MeiraGTx Holdings plc*	1,617	9,961
Mersana Therapeutics, Inc.*	4,820	32,101
MiMedx Group, Inc.*	6,035	19,614
Mirum Pharmaceuticals, Inc.*	967	18,035
Monte Rosa Therapeutics, Inc.*(b)	1,534	13,008
Morphic Holding, Inc.*	1,376	37,868
Myriad Genetics, Inc.*	4,254	86,186
Nkarta, Inc.*	1,735	14,713
Nurix Therapeutics, Inc.*	2,483	30,764
Nuvalent, Inc., Class A*	905	29,756
Ocugen, Inc.*(b)	11,448	17,859
Organogenesis Holdings, Inc.*	3,795	10,398
Outlook Therapeutics, Inc.*(b)	6,334	6,587
Pardes Biosciences, Inc.*	1,835	1,652
PepGen, Inc.*	512	7,660
PMV Pharmaceuticals, Inc.*	1,970	19,661
Point Biopharma Global, Inc.*	3,961	26,974
Praxis Precision Medicines, Inc.*	2,022	4,469
Precigen, Inc.*(b)	5,398	9,824
Prometheus Biosciences, Inc.*	1,637	67,297
Protagonist Therapeutics, Inc.*	2,460	19,459
Prothena Corp. plc*	1,899	118,706
PTC Therapeutics, Inc.*	3,757	155,878
Rallybio Corp.*(b)	853	4,913
RAPT Therapeutics, Inc.*	1,391	24,593
Recursion Pharmaceuticals, Inc., Class A*	7,310	68,714
REGENXBIO, Inc.*	2,149	51,361
Relay Therapeutics, Inc.*	4,092	76,029
Replimune Group, Inc.*	2,172	44,461
REVOLUTION Medicines, Inc.*	3,983	93,959
Rigel Pharmaceuticals, Inc.*	9,229	6,198
Rocket Pharmaceuticals, Inc.*	2,340	44,179
Sage Therapeutics, Inc.*	2,787	114,378
Sana Biotechnology, Inc.*(b)	4,761	23,757
Sangamo Therapeutics, Inc.*	6,838	25,027
Seres Therapeutics, Inc.*	3,768	24,492
Sorrento Therapeutics, Inc.*(b)	20,335	26,435
SpringWorks Therapeutics, Inc.*	1,856	44,878
Stoke Therapeutics, Inc.*	1,200	9,048
Sutro Biopharma, Inc.*	2,617	19,601
Syndax Pharmaceuticals, Inc.*	2,847	68,214
Talaris Therapeutics, Inc.*	1,232	1,799
Tango Therapeutics, Inc.*(b)	2,494	18,730
Tenaya Therapeutics, Inc.*	1,494	3,959
TG Therapeutics, Inc.*	7,125	62,842
Tonix Pharmaceuticals Holding Corp.*	1	–	(d)
Travere Therapeutics, Inc.*	3,258	65,584
Twist Bioscience Corp.*	3,003	82,132
Tyra Biosciences, Inc.*(b)	701	4,914
Vanda Pharmaceuticals, Inc.*	2,970	32,403
Vaxart, Inc.*(b)	6,624	7,816
Vaxcyte, Inc.*	3,602	165,908
VBI Vaccines, Inc.*	10,313	5,363
Vera Therapeutics, Inc.*	749	12,508
Veracyte, Inc.*	3,832	106,300
Vericel Corp.*	2,523	57,600
Verve Therapeutics, Inc.*(b)	2,434	56,542
Vir Biotechnology, Inc.*	3,880	109,494
Viridian Therapeutics, Inc.*(b)	1,418	35,833
VistaGen Therapeutics, Inc.*	10,417	1,439
Xencor, Inc.*	3,070	91,240
Y-mAbs Therapeutics, Inc.*	1,964	8,779
Zentalis Pharmaceuticals, Inc.*	2,510	55,521
		8,908,967
Building Products - 1.1%
AAON, Inc.	2,346	185,944
American Woodmark Corp.*	884	47,913
Apogee Enterprises, Inc.	1,188	57,321
Caesarstone Ltd.	1,211	7,593
CSW Industrials, Inc.	782	94,583
Gibraltar Industries, Inc.*	1,699	85,986
Griffon Corp.	2,464	87,004
Insteel Industries, Inc.	1,001	29,519
Janus International Group, Inc.*	4,369	47,841
JELD-WEN Holding, Inc.*	4,463	46,147
Masonite International Corp.*	1,191	89,647
PGT Innovations, Inc.*	3,090	61,151
Quanex Building Products Corp.	1,771	42,097
Resideo Technologies, Inc.*	7,737	125,339
Simpson Manufacturing Co., Inc.	2,319	215,783
UFP Industries, Inc.	3,200	261,952
View, Inc.*(b)	5,980	8,372
Zurn Elkay Water Solutions Corp.	6,644	160,851
		1,655,043
Capital Markets - 1.4%
Artisan Partners Asset Management, Inc., Class A	3,215	111,528
AssetMark Financial Holdings, Inc.*	1,152	28,639
Associated Capital Group, Inc., Class A	91	3,681
B Riley Financial, Inc.	1,099	48,268
Bakkt Holdings, Inc.*(b)	3,404	6,025
BGC Partners, Inc., Class A	17,094	73,675
BlackRock Capital Investment Corp.	2	8
Blucora, Inc.*	2,547	63,802
Brightsphere Investment Group, Inc.	1,730	35,223

See accompanying notes to the financial statements.

Ultra Russell2000
Schedule of Portfolio Investments
November 30, 2022 (Unaudited)

Investments	Shares	Value ($)
Cohen & Steers, Inc.	1,360	90,100
Cowen, Inc., Class A	1,405	54,317
Diamond Hill Investment Group, Inc.	158	28,118
Donnelley Financial Solutions, Inc.*	1,384	52,841
Federated Hermes, Inc., Class B	4,568	173,401
Focus Financial Partners, Inc., Class A*	3,104	118,449
GCM Grosvenor, Inc., Class A	2,200	19,294
Hamilton Lane, Inc., Class A	1,889	139,559
Hercules Capital, Inc.	6	85
Houlihan Lokey, Inc.	2,675	263,086
MarketWise, Inc.*(b)	909	1,727
Moelis & Co., Class A	3,410	147,380
Open Lending Corp., Class A*	5,643	39,896
Oppenheimer Holdings, Inc., Class A	437	18,205
Perella Weinberg Partners	2,194	20,997
Piper Sandler Cos.	909	130,587
PJT Partners, Inc., Class A	1,264	97,341
Prospect Capital Corp.	3	23
Sculptor Capital Management, Inc.	1,371	13,779
Silvercrest Asset Management Group, Inc., Class A	531	10,036
StepStone Group, Inc., Class A	2,850	85,443
StoneX Group, Inc.*	920	93,352
Value Line, Inc.	50	2,800
Victory Capital Holdings, Inc., Class A	881	25,549
Virtus Investment Partners, Inc.	371	71,952
WisdomTree, Inc.	7,288	40,594
		2,109,760
Chemicals - 1.8%
AdvanSix, Inc.	1,456	59,929
American Vanguard Corp.	1,562	35,926
Amyris, Inc.*(b)	10,531	18,219
Aspen Aerogels, Inc.*	1,644	19,827
Avient Corp.	4,870	168,551
Balchem Corp.	1,704	239,923
Cabot Corp.	2,974	218,946
Chase Corp.	404	38,380
Danimer Scientific, Inc.*(b)	4,847	12,893
Diversey Holdings Ltd.*	4,180	21,485
Ecovyst, Inc.*	4,066	37,773
FutureFuel Corp.	1,381	12,208
Hawkins, Inc.	1,037	43,139
HB Fuller Co.	2,840	228,080
Ingevity Corp.*	2,045	160,062
Innospec, Inc.	1,324	146,818
Intrepid Potash, Inc.*	595	21,450
Koppers Holdings, Inc.	1,086	32,352
Kronos Worldwide, Inc.	1,185	10,914
Livent Corp.*	8,670	242,673
LSB Industries, Inc.*	1,696	26,169
Mativ Holdings, Inc.	2,911	60,462
Minerals Technologies, Inc.	1,735	104,603
Origin Materials, Inc.*(b)	5,618	31,292
Orion Engineered Carbons SA	3,236	60,772
Perimeter Solutions SA*	6,518	70,655
PureCycle Technologies, Inc.*	5,684	39,447
Quaker Chemical Corp.	724	142,476
Rayonier Advanced Materials, Inc.*	3,303	25,565
Sensient Technologies Corp.	2,244	167,649
Stepan Co.	1,143	127,525
Tredegar Corp.	1,454	15,034
Trinseo plc	1,871	46,120
Tronox Holdings plc	6,258	88,426
Valhi, Inc.	129	2,872
		2,778,615
Commercial Services & Supplies - 1.3%
ABM Industries, Inc.	3,587	169,235
ACCO Brands Corp.	4,922	27,416
ACV Auctions, Inc., Class A*	6,171	54,552
Aris Water Solution, Inc., Class A	1,177	18,620
Brady Corp., Class A	2,440	116,876
BrightView Holdings, Inc.*	2,376	16,371
Brink's Co. (The)	2,484	148,419
Casella Waste Systems, Inc., Class A*	2,672	230,032
Cimpress plc*	943	27,903
CompX International, Inc.	85	1,680
CoreCivic, Inc., REIT*	6,246	82,947
Deluxe Corp.	2,315	44,772
Ennis, Inc.	1,360	31,593
GEO Group, Inc. (The)*	6,335	74,880
Harsco Corp.*	4,202	31,431
Healthcare Services Group, Inc.	3,964	55,298
Heritage-Crystal Clean, Inc.*	839	26,512
HNI Corp.	2,204	63,916
Interface, Inc.	3,133	33,930
KAR Auction Services, Inc.*	6,146	84,446
Kimball International, Inc., Class B	1,933	13,840
Li-Cycle Holdings Corp.*(b)	7,310	46,565
Matthews International Corp., Class A	1,599	50,624
MillerKnoll, Inc.	4,066	82,906
Montrose Environmental Group, Inc.*	1,468	67,763
NL Industries, Inc.	447	3,040
Pitney Bowes, Inc.	9,261	35,377
Quad/Graphics, Inc.*	1,801	6,664
SP Plus Corp.*	1,241	43,298
Steelcase, Inc., Class A	4,656	36,922
UniFirst Corp.	801	155,202
Viad Corp.*	1,086	32,156
VSE Corp.	567	27,806
		1,942,992
Communications Equipment - 0.8%
ADTRAN Holdings, Inc.	3,763	76,276
Aviat Networks, Inc.*	591	18,593
Calix, Inc.*	3,037	216,538
Cambium Networks Corp.*	615	13,093
Casa Systems, Inc.*(b)	1,892	5,184
Clearfield, Inc.*	618	81,341
CommScope Holding Co., Inc.*	10,971	97,423
Comtech Telecommunications Corp.	1,384	16,151
Digi International, Inc.*	1,829	77,678
DZS, Inc.*	943	11,146
Extreme Networks, Inc.*	6,756	141,673
Harmonic, Inc.*	4,924	75,534
Infinera Corp.*	10,125	68,344
Inseego Corp.*	4,610	5,855
NETGEAR, Inc.*	1,516	29,911
NetScout Systems, Inc.*	3,655	136,258
Ondas Holdings, Inc.*(b)	1,902	4,926

See accompanying notes to the financial statements.

Ultra Russell2000
Schedule of Portfolio Investments
November 30, 2022 (Unaudited)

Investments	Shares	Value ($)
Ribbon Communications, Inc.*	3,867	9,784
Viavi Solutions, Inc.*	12,175	137,943
		1,223,651
Construction & Engineering - 1.4%
Ameresco, Inc., Class A*	1,701	111,450
API Group Corp.*	11,068	212,727
Arcosa, Inc.	2,591	158,310
Argan, Inc.	716	27,172
Comfort Systems USA, Inc.	1,897	240,464
Concrete Pumping Holdings, Inc.*	1,404	9,912
Construction Partners, Inc., Class A*	2,134	61,032
Dycom Industries, Inc.*	1,545	140,811
EMCOR Group, Inc.	2,617	405,373
Fluor Corp.*	7,616	255,974
Granite Construction, Inc.(b)	2,367	85,259
Great Lakes Dredge & Dock Corp.*	3,496	25,591
IES Holdings, Inc.*	464	15,693
MYR Group, Inc.*	878	83,875
Northwest Pipe Co.*	522	19,554
NV5 Global, Inc.*	724	104,625
Primoris Services Corp.	2,839	60,613
Sterling Infrastructure, Inc.*	1,567	51,319
Tutor Perini Corp.*	2,251	16,095
		2,085,849
Construction Materials - 0.1%
Summit Materials, Inc., Class A*	6,344	192,160
United States Lime & Minerals, Inc.	109	15,149
		207,309
Consumer Finance - 0.6%
Atlanticus Holdings Corp.*	226	6,509
Bread Financial Holdings, Inc.	2,678	109,878
Consumer Portfolio Services, Inc.*(b)	511	4,405
Curo Group Holdings Corp.	1,176	4,198
Encore Capital Group, Inc.*	1,265	63,756
Enova International, Inc.*	1,674	67,529
EZCORP, Inc., Class A*	2,673	26,784
FirstCash Holdings, Inc.	2,065	193,821
Green Dot Corp., Class A*	2,572	52,417
LendingClub Corp.*	5,491	56,612
LendingTree, Inc.*	561	13,436
Moneylion, Inc.*	6,663	4,975
Navient Corp.	5,960	98,757
Nelnet, Inc., Class A	778	76,664
NerdWallet, Inc., Class A*(b)	1,369	17,386
Oportun Financial Corp.*	1,488	8,244
OppFi, Inc.*(b)	736	1,833
PRA Group, Inc.*	2,060	70,823
PROG Holdings, Inc.*	2,674	52,651
Regional Management Corp.	411	12,100
Sunlight Financial Holdings, Inc.*(b)	1,299	2,351
World Acceptance Corp.*	209	14,820
		959,949
Containers & Packaging - 0.3%
Cryptyde, Inc.*	1,059	312
Greif, Inc., Class A	1,382	97,168
Greif, Inc., Class B	288	21,640
Myers Industries, Inc.	1,941	45,303
O-I Glass, Inc.*	8,325	136,613
Pactiv Evergreen, Inc.	2,312	26,912
Ranpak Holdings Corp.*	2,323	12,568
TriMas Corp.	2,240	61,264
		401,780
Distributors - 0.0%(e)
Funko, Inc., Class A*	1,702	16,169
Weyco Group, Inc.	315	8,064
		24,233
Diversified Consumer Services - 0.8%
2U, Inc.*	3,994	32,072
Adtalem Global Education, Inc.*	2,400	99,840
American Public Education, Inc.*	1,002	12,876
Beachbody Co., Inc. (The)*(b)	5,597	3,918
Carriage Services, Inc.	712	17,907
Chegg, Inc.*	6,654	198,555
Coursera, Inc.*	6,104	85,090
Duolingo, Inc.*	1,259	87,714
European Wax Center, Inc., Class A	1,304	18,908
Frontdoor, Inc.*	4,428	103,482
Graham Holdings Co., Class B	200	128,736
Laureate Education, Inc., Class A	7,191	75,362
Nerdy, Inc.*(b)	2,898	6,115
OneSpaWorld Holdings Ltd.*	3,549	35,384
Perdoceo Education Corp.*	3,598	51,631
Rover Group, Inc.*	4,959	23,902
Strategic Education, Inc.	1,214	99,305
Stride, Inc.*	2,171	76,875
Udemy, Inc.*	3,861	54,788
Universal Technical Institute, Inc.*	1,771	12,822
Vivint Smart Home, Inc.*	5,078	47,124
WW International, Inc.*	2,900	11,977
		1,284,383
Diversified Financial Services - 0.3%
Alerus Financial Corp.	811	19,188
A-Mark Precious Metals, Inc.	968	33,396
Banco Latinoamericano de Comercio Exterior SA, Class E	1,471	24,257
Cannae Holdings, Inc.*	3,815	88,394
Compass Diversified Holdings	3,311	64,763
Jackson Financial, Inc., Class A	4,090	152,761
SWK Holdings Corp.*(b)	191	3,715
		386,474
Diversified Telecommunication Services - 0.6%
Anterix, Inc.*	984	33,456
ATN International, Inc.	585	28,320
Bandwidth, Inc., Class A*	1,240	28,346
Charge Enterprises, Inc.*	6,958	14,751
Cogent Communications Holdings, Inc.	2,302	133,631
Consolidated Communications Holdings, Inc.*	3,974	18,360
EchoStar Corp., Class A*	1,798	31,285
Globalstar, Inc.*	36,594	69,529
IDT Corp., Class B*	788	22,024
Iridium Communications, Inc.*	6,813	361,770
Liberty Latin America Ltd., Class A*	2,047	15,844
Liberty Latin America Ltd., Class C*	7,977	62,141
Ooma, Inc.*	1,225	19,294
Radius Global Infrastructure, Inc.*	4,106	51,982

See accompanying notes to the financial statements.

Ultra Russell2000
Schedule of Portfolio Investments
November 30, 2022 (Unaudited)

Investments	Shares	Value ($)
Starry Group Holdings, Inc., Class A*	1,271	239
		890,972
Electric Utilities - 0.6%
ALLETE, Inc.	3,066	202,969
MGE Energy, Inc.	1,949	140,347
Otter Tail Corp.	2,201	131,246
PNM Resources, Inc.	4,570	223,930
Portland General Electric Co.	4,787	235,664
Via Renewables, Inc.(b)	659	4,257
		938,413
Electrical Equipment - 1.2%
Allied Motion Technologies, Inc.	714	25,304
Array Technologies, Inc.*	8,065	168,881
Atkore, Inc.*	2,205	269,341
AZZ, Inc.	1,314	54,702
Babcock & Wilcox Enterprises, Inc.*	3,250	14,820
Blink Charging Co.*(b)	1,917	26,608
Bloom Energy Corp., Class A*	9,407	200,275
Encore Wire Corp.	987	144,211
Energy Vault Holdings, Inc.*(b)	3,392	12,686
EnerSys	2,183	164,991
Enovix Corp.*(b)	5,820	75,951
ESS Tech, Inc.*(b)	4,315	13,894
Fluence Energy, Inc.*(b)	1,922	33,020
FTC Solar, Inc.*	2,259	4,789
FuelCell Energy, Inc.*	20,837	72,096
GrafTech International Ltd.	10,367	55,982
Heliogen, Inc.*(b)	4,860	5,540
NuScale Power Corp.*(b)	1,676	18,268
Powell Industries, Inc.	489	12,870
Preformed Line Products Co.	133	12,547
Shoals Technologies Group, Inc., Class A*	5,983	173,328
Stem, Inc.*	7,708	100,744
SunPower Corp.*	4,376	106,118
Thermon Group Holdings, Inc.*	1,772	35,989
TPI Composites, Inc.*	1,956	23,629
Vicor Corp.*	1,177	63,546
		1,890,130
Electronic Equipment, Instruments & Components - 2.0%
908 Devices, Inc.*(b)	1,170	12,519
Advanced Energy Industries, Inc.	2,009	186,114
Aeva Technologies, Inc.*(b)	5,182	8,706
AEye, Inc.*(b)	1,413	1,258
Akoustis Technologies, Inc.*(b)	2,779	10,560
Arlo Technologies, Inc.*	4,645	17,744
Badger Meter, Inc.	1,566	181,374
Belden, Inc.	2,310	185,816
Benchmark Electronics, Inc.	1,869	53,958
Cepton, Inc.*	2,524	3,433
CTS Corp.	1,696	72,080
ePlus, Inc.*	1,417	70,368
Evolv Technologies Holdings, Inc.*	4,496	15,691
Fabrinet*	1,975	263,485
FARO Technologies, Inc.*	980	29,322
Focus Universal, Inc.*(b)	946	10,396
Identiv, Inc.*	1,181	9,861
Insight Enterprises, Inc.*	1,680	174,569
Itron, Inc.*	2,413	128,323
Kimball Electronics, Inc.*	1,282	29,601
Knowles Corp.*	4,793	74,771
Lightwave Logic, Inc.*(b)	5,979	47,413
Methode Electronics, Inc.	1,940	88,619
MicroVision, Inc.*(b)	8,858	26,840
Mirion Technologies, Inc.*	7,328	46,753
Napco Security Technologies, Inc.*	1,571	41,443
nLight, Inc.*	2,376	25,803
Novanta, Inc.*	1,901	299,883
OSI Systems, Inc.*	866	76,624
Ouster, Inc.*(b)	7,642	9,018
PAR Technology Corp.*	1,417	34,532
PC Connection, Inc.*	601	33,386
Plexus Corp.*	1,468	161,803
Rogers Corp.*	1,004	109,476
Sanmina Corp.*	3,050	201,574
ScanSource, Inc.*	1,350	40,311
SmartRent, Inc.*	6,485	15,759
TTM Technologies, Inc.*	5,421	87,115
Velodyne Lidar, Inc.*	10,327	10,167
Vishay Intertechnology, Inc.	7,074	162,985
Vishay Precision Group, Inc.*	665	26,979
		3,086,432
Energy Equipment & Services - 1.7%
Archrock, Inc.	7,241	63,069
Borr Drilling Ltd.*	10,434	48,727
Bristow Group, Inc.*	1,249	32,474
Cactus, Inc., Class A	3,153	171,492
ChampionX Corp.	10,931	337,112
Diamond Offshore Drilling, Inc.*	5,413	51,802
DMC Global, Inc.*	1,004	18,463
Dril-Quip, Inc.*	1,824	42,937
Expro Group Holdings NV*	4,147	72,033
Helix Energy Solutions Group, Inc.*	7,649	48,801
Helmerich & Payne, Inc.	5,499	280,889
Liberty Energy, Inc., Class A*	7,636	126,223
Nabors Industries Ltd.*	485	76,790
National Energy Services Reunited Corp.*	2,040	13,036
Newpark Resources, Inc.*	4,615	18,506
NexTier Oilfield Solutions, Inc.*	9,395	95,735
Noble Corp. plc*	3,953	146,775
Oceaneering International, Inc.*	5,351	81,282
Oil States International, Inc.*	3,365	22,714
Patterson-UTI Energy, Inc.	11,476	205,994
ProFrac Holding Corp., Class A*(b)	737	17,378
ProPetro Holding Corp.*	4,672	51,298
RPC, Inc.	3,977	36,827
Select Energy Services, Inc., Class A	3,819	31,278
Solaris Oilfield Infrastructure, Inc., Class A	1,689	18,528
TETRA Technologies, Inc.*	6,657	25,363
Tidewater, Inc.*	2,282	69,373
US Silica Holdings, Inc.*	3,964	51,889
Valaris Ltd.*	3,259	215,127
Weatherford International plc*	3,780	164,052
		2,635,967
Entertainment - 0.3%
Cinemark Holdings, Inc.*	5,829	79,333
IMAX Corp.*	2,517	42,512
Liberty Media Corp.-Liberty Braves, Class A*	537	17,785
Liberty Media Corp.-Liberty Braves, Class C*	2,015	65,649

See accompanying notes to the financial statements.

Ultra Russell2000
Schedule of Portfolio Investments
November 30, 2022 (Unaudited)

Investments	Shares	Value ($)
Lions Gate Entertainment Corp., Class A*	3,118	23,821
Lions Gate Entertainment Corp., Class B*	6,176	43,973
Madison Square Garden Entertainment Corp.*	1,378	66,309
Marcus Corp. (The)	1,273	20,674
Playstudios, Inc.*	4,238	17,715
Reservoir Media, Inc.*	1,093	6,908
Skillz, Inc.*	16,810	16,455
		401,134
Equity Real Estate Investment Trusts (REITs) - 5.0%
Acadia Realty Trust	4,984	76,654
Agree Realty Corp.	4,220	295,189
Alexander & Baldwin, Inc.	3,875	76,531
Alexander's, Inc.	114	27,843
American Assets Trust, Inc.	2,642	77,384
Apartment Investment and Management Co., Class A	8,011	67,132
Apple Hospitality REIT, Inc.	11,509	196,344
Armada Hoffler Properties, Inc.	3,591	43,631
Ashford Hospitality Trust, Inc.*(b)	1,840	11,978
Bluerock Homes Trust, Inc.*	191	4,683
Braemar Hotels & Resorts, Inc.	3,661	13,509
Brandywine Realty Trust	9,080	62,743
Broadstone Net Lease, Inc.	8,925	151,457
BRT Apartments Corp.	643	13,265
CareTrust REIT, Inc.	5,166	102,287
CBL & Associates Properties, Inc.	1,423	43,402
Centerspace	821	52,955
Chatham Lodging Trust*	2,565	34,294
City Office REIT, Inc.	2,180	21,560
Clipper Realty, Inc.	642	4,866
Community Healthcare Trust, Inc.	1,268	44,710
Corporate Office Properties Trust	6,027	167,370
CTO Realty Growth, Inc.	968	20,299
DiamondRock Hospitality Co.	11,221	105,590
Diversified Healthcare Trust	12,722	12,595
Easterly Government Properties, Inc.	4,878	77,268
Elme Communities	4,677	92,418
Empire State Realty Trust, Inc., Class A	7,214	55,620
Equity Commonwealth	5,699	154,386
Essential Properties Realty Trust, Inc.	7,520	174,539
Farmland Partners, Inc.	2,595	34,462
Four Corners Property Trust, Inc.	4,347	117,978
Franklin Street Properties Corp.	5,282	15,423
Getty Realty Corp.	2,256	74,493
Gladstone Commercial Corp.	2,097	39,822
Gladstone Land Corp.	1,725	35,431
Global Medical REIT, Inc.	3,265	32,976
Global Net Lease, Inc.	5,574	75,416
Hersha Hospitality Trust, Class A	1,681	16,188
Independence Realty Trust, Inc.	11,859	214,885
Indus Realty Trust, Inc.	285	18,240
Industrial Logistics Properties Trust	3,476	14,147
Innovative Industrial Properties, Inc.	1,486	180,118
InvenTrust Properties Corp.	3,625	93,199
iStar, Inc.	3,653	29,334
Kite Realty Group Trust	11,655	265,734
LTC Properties, Inc.	2,138	84,002
LXP Industrial Trust(b)	14,778	159,011
Macerich Co. (The)	11,523	146,342
National Health Investors, Inc.	2,299	129,342
Necessity Retail REIT, Inc. (The)	7,148	47,749
NETSTREIT Corp.(b)	3,259	63,648
NexPoint Residential Trust, Inc.	1,216	58,477
Office Properties Income Trust	2,563	39,188
One Liberty Properties, Inc.	873	20,812
Orion Office REIT, Inc.	3,053	28,362
Outfront Media, Inc.	7,833	143,266
Paramount Group, Inc.	10,270	66,960
Pebblebrook Hotel Trust	6,948	115,684
Phillips Edison & Co., Inc.	6,268	202,018
Physicians Realty Trust	12,037	179,712
Piedmont Office Realty Trust, Inc., Class A	6,577	68,467
Plymouth Industrial REIT, Inc.	2,017	41,752
Postal Realty Trust, Inc., Class A	946	14,654
PotlatchDeltic Corp.	4,257	203,442
Retail Opportunity Investments Corp.	6,451	98,378
RLJ Lodging Trust	8,581	104,002
RPT Realty	4,519	50,613
Ryman Hospitality Properties, Inc.	2,879	263,515
Sabra Health Care REIT, Inc.	12,348	159,413
Safehold, Inc.	1,442	42,557
Saul Centers, Inc.	631	27,196
Service Properties Trust	8,785	68,962
SITE Centers Corp.	10,420	141,608
STAG Industrial, Inc.	9,652	317,647
Summit Hotel Properties, Inc.	5,603	47,906
Sunstone Hotel Investors, Inc.	11,348	124,715
Tanger Factory Outlet Centers, Inc.	5,424	105,497
Terreno Realty Corp.	3,977	233,211
UMH Properties, Inc.	2,650	46,667
Uniti Group, Inc.	12,694	96,728
Universal Health Realty Income Trust	686	36,008
Urban Edge Properties	6,121	96,283
Urstadt Biddle Properties, Inc., Class A	1,590	30,417
Veris Residential, Inc.*	4,608	74,004
Whitestone REIT	2,502	24,344
Xenia Hotels & Resorts, Inc.	6,120	94,370
		7,637,277
Food & Staples Retailing - 0.5%
Andersons, Inc. (The)	1,714	65,989
Chefs' Warehouse, Inc. (The)*	1,824	70,862
HF Foods Group, Inc.*	1,870	8,303
Ingles Markets, Inc., Class A	762	77,038
Natural Grocers by Vitamin Cottage, Inc.	495	4,990
PriceSmart, Inc.	1,316	93,489
Rite Aid Corp.*(b)	2,920	14,804
SpartanNash Co.	1,911	62,776
Sprouts Farmers Market, Inc.*	5,755	197,569
United Natural Foods, Inc.*	3,108	148,189
Village Super Market, Inc., Class A	453	10,211
Weis Markets, Inc.	880	76,745
		830,965
Food Products - 1.1%
Alico, Inc.	335	10,362
AppHarvest, Inc.*(b)	3,976	3,586
B&G Foods, Inc.	3,785	50,265

See accompanying notes to the financial statements.

Ultra Russell2000
Schedule of Portfolio Investments
November 30, 2022 (Unaudited)

Investments	Shares	Value ($)
Benson Hill, Inc.*	9,157	28,478
Beyond Meat, Inc.*(b)	3,285	47,928
BRC, Inc., Class A*(b)	1,393	8,511
Calavo Growers, Inc.	923	32,268
Cal-Maine Foods, Inc.	2,028	118,192
Fresh Del Monte Produce, Inc.	1,634	45,229
Hain Celestial Group, Inc. (The)*	4,023	75,391
Hostess Brands, Inc.*	7,280	192,192
J & J Snack Foods Corp.	813	133,348
John B Sanfilippo & Son, Inc.	477	40,397
Lancaster Colony Corp.	1,039	215,219
Lifecore Biomedical, Inc.*	1,401	11,923
Local Bounti Corp.*(b)	2,296	4,822
Mission Produce, Inc.*	2,143	34,052
Seneca Foods Corp., Class A*	289	18,577
Simply Good Foods Co. (The)*	4,818	192,238
Sovos Brands, Inc.*	2,049	29,485
SunOpta, Inc.*	5,223	48,835
Tattooed Chef, Inc.*(b)	2,618	3,953
Tootsie Roll Industries, Inc.	836	37,578
TreeHouse Foods, Inc.*	2,722	134,548
Utz Brands, Inc.	3,516	67,015
Vital Farms, Inc.*	1,598	22,803
Whole Earth Brands, Inc.*	2,175	9,418
		1,616,613
Gas Utilities - 1.1%
Brookfield Infrastructure Corp., Class A	5,238	245,557
Chesapeake Utilities Corp.	931	111,469
New Jersey Resources Corp.	5,152	256,312
Northwest Natural Holding Co.	1,854	92,904
ONE Gas, Inc.	2,876	250,068
South Jersey Industries, Inc.	6,571	228,014
Southwest Gas Holdings, Inc.	3,585	245,429
Spire, Inc.	2,726	201,997
		1,631,750
Health Care Equipment & Supplies - 3.2%
Alphatec Holdings, Inc.*	3,877	39,778
AngioDynamics, Inc.*	1,991	25,783
Artivion, Inc.*	2,083	26,642
AtriCure, Inc.*	2,438	111,075
Atrion Corp.	75	45,360
Avanos Medical, Inc.*	2,476	66,604
Axogen, Inc.*	2,169	23,751
Axonics, Inc.*	2,622	179,555
Bioventus, Inc., Class A*(b)	1,691	3,297
Butterfly Network, Inc.*(b)	7,109	22,962
Cardiovascular Systems, Inc.*	2,124	29,757
Cerus Corp.*	9,229	36,916
CONMED Corp.	1,558	129,080
Cue Health, Inc.*	5,824	18,637
Cutera, Inc.*	887	42,203
Embecta Corp.	3,113	102,480
Figs, Inc., Class A*	6,822	53,416
Glaukos Corp.*	2,446	113,910
Haemonetics Corp.*	2,716	231,702
Heska Corp.*	516	33,205
Inari Medical, Inc.*	2,581	189,910
Inogen, Inc.*	1,230	27,454
Inspire Medical Systems, Inc.*	1,510	364,771
Integer Holdings Corp.*	1,763	131,026
iRadimed Corp.	380	11,233
iRhythm Technologies, Inc.*	1,597	174,153
Lantheus Holdings, Inc.*	3,655	226,902
LeMaitre Vascular, Inc.	1,042	48,818
LivaNova plc*	2,873	159,078
Meridian Bioscience, Inc.*	2,299	73,568
Merit Medical Systems, Inc.*	2,990	215,280
Mesa Laboratories, Inc.	270	45,676
Nano-X Imaging Ltd.*(b)	2,446	26,050
Neogen Corp.*	5,790	95,882
Nevro Corp.*	1,868	87,254
NuVasive, Inc.*	2,800	108,752
Omnicell, Inc.*	2,349	121,232
OraSure Technologies, Inc.*	3,840	19,354
Orthofix Medical, Inc.*	1,035	18,620
OrthoPediatrics Corp.*	797	35,060
Outset Medical, Inc.*	2,565	54,070
Owlet, Inc.*(b)	880	730
Paragon 28, Inc.*(b)	2,466	50,553
PROCEPT BioRobotics Corp.*	1,369	58,730
Pulmonx Corp.*	1,830	11,017
RxSight, Inc.*	1,102	14,073
SeaSpine Holdings Corp.*	1,917	14,358
Senseonics Holdings, Inc.*(b)	24,501	27,196
Shockwave Medical, Inc.*	1,903	482,601
SI-BONE, Inc.*	1,818	22,325
Sight Sciences, Inc.*	1,151	12,857
Silk Road Medical, Inc.*	1,849	98,459
STAAR Surgical Co.*	2,566	146,544
Surmodics, Inc.*	729	26,339
Tactile Systems Technology, Inc.*	1,037	8,877
Tenon Medical, Inc.*(b)	173	330
TransMedics Group, Inc.*	1,632	100,972
Treace Medical Concepts, Inc.*	1,784	41,300
UFP Technologies, Inc.*	365	43,818
Utah Medical Products, Inc.	184	16,387
Varex Imaging Corp.*	2,066	43,882
Vicarious Surgical, Inc.*	2,918	10,213
ViewRay, Inc.*	7,919	38,170
Zimvie, Inc.*	1,112	9,941
Zynex, Inc.(b)	1,182	16,217
		4,866,145
Health Care Providers & Services - 2.3%
1Life Healthcare, Inc.*	9,645	163,869
23andMe Holding Co.*	13,812	42,127
Accolade, Inc.*	3,480	30,728
AdaptHealth Corp.*	3,862	86,161
Addus HomeCare Corp.*	827	91,202
Agiliti, Inc.*	1,491	24,616
AirSculpt Technologies, Inc.(b)	662	2,370
Alignment Healthcare, Inc.*	4,513	60,023
AMN Healthcare Services, Inc.*	2,315	286,365
Apollo Medical Holdings, Inc.*	2,083	59,282
ATI Physical Therapy, Inc.*(b)	4,000	1,584
Aveanna Healthcare Holdings, Inc.*	2,381	1,615
Brookdale Senior Living, Inc.*	9,949	31,339
Cano Health, Inc.*	8,660	16,454
CareMax, Inc.*(b)	3,190	12,632
Castle Biosciences, Inc.*	1,313	30,974
Clover Health Investments Corp.*(b)	20,662	27,067
Community Health Systems, Inc.*	6,688	22,940
CorVel Corp.*	474	72,508
Cross Country Healthcare, Inc.*	1,957	70,021
DocGo, Inc.*	4,307	31,656
Ensign Group, Inc. (The)	2,882	273,790

See accompanying notes to the financial statements.

Ultra Russell2000
Schedule of Portfolio Investments
November 30, 2022 (Unaudited)

Investments	Shares	Value ($)
Fulgent Genetics, Inc.*	1,152	41,783
HealthEquity, Inc.*	4,441	281,915
Hims & Hers Health, Inc.*	6,492	40,185
Innovage Holding Corp.*	1,023	6,629
Invitae Corp.*	12,633	37,520
Joint Corp. (The)*	752	11,212
LHC Group, Inc.*	1,597	260,966
LifeStance Health Group, Inc.*(b)	3,865	19,673
ModivCare, Inc.*	676	52,052
National HealthCare Corp.	672	41,422
National Research Corp.	752	29,132
Oncology Institute, Inc. (The)*	1,860	2,623
OPKO Health, Inc.*	21,594	32,391
Option Care Health, Inc.*	8,362	251,780
Owens & Minor, Inc.	3,947	81,348
P3 Health Partners, Inc.*(b)	1,300	6,214
Patterson Cos., Inc.	4,664	132,644
Pediatrix Medical Group, Inc.*	4,443	70,999
Pennant Group, Inc. (The)*	1,381	14,280
PetIQ, Inc.*	1,465	17,390
Privia Health Group, Inc.*	2,388	57,145
Progyny, Inc.*	4,002	146,593
R1 RCM, Inc.*	8,037	72,735
RadNet, Inc.*	2,671	52,806
Select Medical Holdings Corp.	5,570	136,911
Sema4 Holdings Corp.*	8,454	3,502
Surgery Partners, Inc.*	2,699	76,409
US Physical Therapy, Inc.	688	59,450
		3,477,032
Health Care Technology - 0.4%
Allscripts Healthcare Solutions, Inc.*	5,845	110,704
American Well Corp., Class A*(b)	12,270	44,786
Babylon Holdings Ltd., Class A*(b)	5,823	3,278
Computer Programs and Systems, Inc.*	764	22,614
Evolent Health, Inc., Class A*	4,384	126,215
Health Catalyst, Inc.*	2,934	30,748
HealthStream, Inc.*	1,294	32,868
Multiplan Corp.*	20,212	30,116
NextGen Healthcare, Inc.*	3,028	62,983
Nutex Health, Inc.*(b)	2,074	3,215
OptimizeRx Corp.*	946	19,951
Pear Therapeutics, Inc.*(b)	3,664	6,779
Phreesia, Inc.*	2,627	73,083
Schrodinger, Inc.*	2,887	51,966
Sharecare, Inc.*(b)	15,746	30,075
Simulations Plus, Inc.	836	33,933
		683,314
Hotels, Restaurants & Leisure - 2.2%
Accel Entertainment, Inc.*	3,076	26,300
Bally's Corp.*(b)	1,944	48,600
Biglari Holdings, Inc., Class B*	40	5,754
BJ's Restaurants, Inc.*	1,214	38,945
Bloomin' Brands, Inc.	4,722	106,339
Bluegreen Vacations Holding Corp.	631	13,598
Bowlero Corp.*(b)	2,161	30,168
Brinker International, Inc.*	2,323	77,704
Century Casinos, Inc.*	1,458	10,891
Cheesecake Factory, Inc. (The)	2,633	92,260
Chuy's Holdings, Inc.*	1,008	31,944
Cracker Barrel Old Country Store, Inc.	1,217	139,712
Dave & Buster's Entertainment, Inc.*	2,297	91,099
Denny's Corp.*	3,016	37,821
Dine Brands Global, Inc.	790	58,926
El Pollo Loco Holdings, Inc.	1,044	11,380
Everi Holdings, Inc.*	4,616	77,180
F45 Training Holdings, Inc.*(b)	1,934	5,202
First Watch Restaurant Group, Inc.*	529	8,295
Full House Resorts, Inc.*	1,757	13,441
Golden Entertainment, Inc.*	1,077	47,722
Hilton Grand Vacations, Inc.*	4,699	206,850
Inspirato, Inc.*	1,097	2,040
Inspired Entertainment, Inc.*	1,154	14,125
International Game Technology plc	5,255	128,958
Jack in the Box, Inc.	1,131	81,771
Krispy Kreme, Inc.(b)	3,842	59,244
Kura Sushi USA, Inc., Class A*	248	16,294
Life Time Group Holdings, Inc.*	2,249	28,855
Light & Wonder, Inc.*	5,052	327,218
Lindblad Expeditions Holdings, Inc.*	1,797	16,317
Monarch Casino & Resort, Inc.*	713	60,498
NEOGAMES SA*	695	9,598
Noodles & Co., Class A*	2,187	12,050
ONE Group Hospitality, Inc. (The)*	1,207	7,954
Papa John's International, Inc.	1,746	145,372
Portillo's, Inc., Class A*(b)	1,250	25,237
RCI Hospitality Holdings, Inc.	461	41,960
Red Rock Resorts, Inc., Class A	2,714	122,293
Rush Street Interactive, Inc.*	3,250	11,473
Ruth's Hospitality Group, Inc.	1,719	30,100
SeaWorld Entertainment, Inc.*	2,251	128,442
Shake Shack, Inc., Class A*	2,005	105,463
Sonder Holdings, Inc.*	10,129	17,928
Sweetgreen, Inc., Class A*(b)	4,689	67,193
Target Hospitality Corp.*	1,564	22,615
Texas Roadhouse, Inc.	3,588	356,360
Vacasa, Inc., Class A*(b)	5,981	9,390
Wingstop, Inc.	1,603	265,313
Xponential Fitness, Inc., Class A*	929	20,568
		3,314,760
Household Durables - 1.3%
Aterian, Inc.*(b)	3,526	3,808
Beazer Homes USA, Inc.*	1,593	21,744
Cavco Industries, Inc.*	477	109,534
Century Communities, Inc.	1,534	73,877
Dream Finders Homes, Inc., Class A*(b)	1,121	11,031
Ethan Allen Interiors, Inc.	1,211	34,453
GoPro, Inc., Class A*	6,912	37,878
Green Brick Partners, Inc.*	1,453	35,134
Helen of Troy Ltd.*	1,272	125,343
Hovnanian Enterprises, Inc., Class A*	276	13,251
Installed Building Products, Inc.	1,273	108,116
iRobot Corp.*	1,436	74,801
KB Home	4,211	132,183
Landsea Homes Corp.*	503	2,762
La-Z-Boy, Inc.	2,300	62,629
Legacy Housing Corp.*	468	8,199
LGI Homes, Inc.*	1,098	109,075
Lifetime Brands, Inc.	685	5,761

See accompanying notes to the financial statements.

Ultra Russell2000
Schedule of Portfolio Investments
November 30, 2022 (Unaudited)

Investments	Shares	Value ($)
Lovesac Co. (The)*	745	19,407
M/I Homes, Inc.*	1,443	65,195
MDC Holdings, Inc.	3,059	99,203
Meritage Homes Corp.*	1,944	167,981
Purple Innovation, Inc.*	2,936	14,827
Skyline Champion Corp.*	2,853	148,328
Snap One Holdings Corp.*(b)	964	7,818
Sonos, Inc.*	6,828	119,695
Taylor Morrison Home Corp., Class A*	5,873	178,481
Traeger, Inc.*	1,712	5,478
Tri Pointe Homes, Inc.*	5,396	99,502
Tupperware Brands Corp.*	2,361	10,931
Universal Electronics, Inc.*	647	14,150
Vizio Holding Corp., Class A*	3,628	37,332
Vuzix Corp.*(b)	3,172	13,227
Weber, Inc., Class A(b)	1,445	9,826
		1,980,960
Household Products - 0.2%
Central Garden & Pet Co.*	527	21,634
Central Garden & Pet Co., Class A*	2,145	83,805
Energizer Holdings, Inc.	3,568	121,633
WD-40 Co.	730	122,275
		349,347
Independent Power and Renewable Electricity Producers - 0.4%
Altus Power, Inc.*	2,240	16,016
Clearway Energy, Inc., Class A	1,863	61,330
Clearway Energy, Inc., Class C(b)	4,388	155,511
Montauk Renewables, Inc.*	3,444	41,569
Ormat Technologies, Inc.	2,625	237,379
Sunnova Energy International, Inc.*(b)	5,311	121,250
		633,055
Industrial Conglomerates - 0.0%(e)
Brookfield Business Corp., Class A	1,389	30,808

Insurance - 1.8%
Ambac Financial Group, Inc.*	2,368	38,504
American Equity Investment Life Holding Co.	3,872	156,855
AMERISAFE, Inc.	1,022	60,676
Argo Group International Holdings Ltd.	1,700	46,206
Bright Health Group, Inc.*(b)	10,324	10,190
BRP Group, Inc., Class A*	3,189	95,797
CNO Financial Group, Inc.	6,071	142,547
Crawford & Co., Class A	827	5,235
Donegal Group, Inc., Class A	832	12,372
eHealth, Inc.*	1,324	4,713
Employers Holdings, Inc.	1,454	67,567
Enstar Group Ltd.*	600	130,794
Genworth Financial, Inc., Class A*	26,867	135,141
Goosehead Insurance, Inc., Class A*	1,019	41,382
Greenlight Capital Re Ltd., Class A*	1,398	10,946
HCI Group, Inc.(b)	345	12,910
Hippo Holdings, Inc.*(b)	848	12,661
Horace Mann Educators Corp.	2,200	84,898
Investors Title Co.	70	10,748
James River Group Holdings Ltd.	1,968	47,271
Kinsale Capital Group, Inc.	1,157	356,599
Lemonade, Inc.*(b)	2,485	49,327
MBIA, Inc.*	2,569	32,652
Mercury General Corp.	1,432	51,953
National Western Life Group, Inc., Class A	122	25,718
NI Holdings, Inc.*	452	6,102
Oscar Health, Inc., Class A*	6,320	18,202
Palomar Holdings, Inc.*	1,298	81,436
ProAssurance Corp.	2,883	57,631
RLI Corp.	2,088	271,586
Root, Inc., Class A*(b)	416	3,024
Safety Insurance Group, Inc.	763	69,998
Selective Insurance Group, Inc.	3,191	306,719
Selectquote, Inc.*	7,150	4,291
SiriusPoint Ltd.*	4,928	32,130
Stewart Information Services Corp.	1,435	63,513
Tiptree, Inc.	1,325	18,378
Trean Insurance Group, Inc.*	1,208	3,334
Trupanion, Inc.*(b)	2,086	109,035
United Fire Group, Inc.	1,143	34,919
Universal Insurance Holdings, Inc.	1,399	15,375
		2,739,335
Interactive Media & Services - 0.6%
Arena Group Holdings, Inc. (The)*	608	8,342
Bumble, Inc., Class A*	4,615	112,421
Cargurus, Inc.*	5,460	71,417
Cars.com, Inc.*	3,605	53,282
DHI Group, Inc.*	2,287	12,853
Eventbrite, Inc., Class A*	4,124	30,064
EverQuote, Inc., Class A*	1,051	11,351
fuboTV, Inc.*(b)	9,529	26,586
Leafly Holdings, Inc.*	1,631	1,151
MediaAlpha, Inc., Class A*	1,288	15,289
Outbrain, Inc.*(b)	2,068	8,024
QuinStreet, Inc.*	2,775	39,488
Shutterstock, Inc.	1,298	69,858
TrueCar, Inc.*	4,804	11,962
Vimeo, Inc.*	7,658	32,776
Vinco Ventures, Inc.*(b)	12,170	8,161
Wejo Group Ltd.*(b)	1,225	1,156
Yelp, Inc.*	3,678	113,834
Ziff Davis, Inc.*	2,444	225,483
ZipRecruiter, Inc., Class A*	4,274	70,777
		924,275
Internet & Direct Marketing Retail - 0.3%
1-800-Flowers.com, Inc., Class A*	1,439	12,174
1stdibs.com, Inc.*(b)	1,266	7,621
aka Brands Holding Corp.*(b)	596	1,073
BARK, Inc.*	6,384	10,597
Boxed, Inc.*	3,075	1,130
CarParts.com, Inc.*	2,717	14,726
ContextLogic, Inc., Class A*(b)	30,949	22,707
Duluth Holdings, Inc., Class B*	705	6,176
Groupon, Inc.*(b)	1,167	9,721
Lands' End, Inc.*	816	9,433
Liquidity Services, Inc.*	1,307	21,814
Lulu's Fashion Lounge Holdings, Inc.*(b)	891	3,430
Overstock.com, Inc.*	2,278	60,640
PetMed Express, Inc.	1,079	21,364
Porch Group, Inc.*(b)	4,315	8,803
Poshmark, Inc., Class A*	2,459	43,844
Quotient Technology, Inc.*	4,847	14,299
Qurate Retail, Inc., Series A*	18,729	44,013
RealReal, Inc. (The)*(b)	4,608	6,866

See accompanying notes to the financial statements.

Ultra Russell2000
Schedule of Portfolio Investments
November 30, 2022 (Unaudited)

Investments	Shares	Value ($)
Rent the Runway, Inc., Class A*(b)	2,499	3,324
Revolve Group, Inc.*	2,184	57,701
RumbleON, Inc., Class B*(b)	554	4,227
Stitch Fix, Inc., Class A*	4,347	17,562
ThredUp, Inc., Class A*(b)	3,140	3,925
Vivid Seats, Inc., Class A*(b)	1,370	10,686
Xometry, Inc., Class A*(b)	1,807	76,310
		494,166
IT Services - 1.7%
AvidXchange Holdings, Inc.*	7,841	67,589
BigCommerce Holdings, Inc., Series 1*	3,430	29,635
Brightcove, Inc.*	2,201	12,172
Cantaloupe, Inc.*	3,125	11,344
Cass Information Systems, Inc.	719	31,262
Cerberus Cyber Sentinel Corp.*	2,441	7,494
Conduent, Inc.*	9,081	36,687
Core Scientific, Inc.*(b)	14,362	1,915
CSG Systems International, Inc.	1,694	104,757
Cyxtera Technologies, Inc.*(b)	1,975	3,871
DigitalOcean Holdings, Inc.*	3,730	111,266
Edgio, Inc.*	7,344	10,575
EVERTEC, Inc.	3,347	113,028
Evo Payments, Inc., Class A*	2,530	85,286
ExlService Holdings, Inc.*	1,734	324,605
Fastly, Inc., Class A*	5,968	57,651
Flywire Corp.*	2,990	64,853
Grid Dynamics Holdings, Inc.*	2,600	33,124
Hackett Group, Inc. (The)	1,443	33,333
I3 Verticals, Inc., Class A*	1,179	30,996
IBEX Holdings Ltd.*	303	7,820
Information Services Group, Inc.	1,878	10,066
International Money Express, Inc.*	1,713	37,206
Marqeta, Inc., Class A*	23,225	155,375
Maximus, Inc.	3,240	227,772
MoneyGram International, Inc.*	5,017	54,786
Paya Holdings, Inc.*	4,679	43,562
Payoneer Global, Inc.*	11,581	62,537
Paysafe Ltd.*	18,088	25,685
Perficient, Inc.*	1,829	129,951
PFSweb, Inc.*	903	10,087
Priority Technology Holdings, Inc.*	956	5,698
Rackspace Technology, Inc.*(b)	3,081	15,035
Remitly Global, Inc.*	5,278	55,208
Repay Holdings Corp.*	4,687	41,527
Sabre Corp.*	17,444	106,583
Squarespace, Inc., Class A*	1,676	34,341
StoneCo Ltd., Class A*	14,825	173,156
TTEC Holdings, Inc.	1,008	48,334
Tucows, Inc., Class A*(b)	529	16,240
Unisys Corp.*	3,543	15,235
Verra Mobility Corp.*	7,665	121,490
		2,569,137
Leisure Products - 0.4%
Acushnet Holdings Corp.	1,805	82,037
AMMO, Inc.*(b)	4,673	10,000
Clarus Corp.	1,542	12,829
Johnson Outdoors, Inc., Class A	285	16,120
Latham Group, Inc.*	2,303	7,945
Malibu Boats, Inc., Class A*	1,089	62,846
Marine Products Corp.	444	5,173
MasterCraft Boat Holdings, Inc.*	954	24,537
Smith & Wesson Brands, Inc.	2,430	28,601
Solo Brands, Inc., Class A*(b)	1,176	5,116
Sturm Ruger & Co., Inc.	922	50,646
Topgolf Callaway Brands Corp.*	7,483	156,769
Vista Outdoor, Inc.*	2,989	83,602
		546,221
Life Sciences Tools & Services - 0.7%
AbCellera Biologics, Inc.*	11,076	142,548
Adaptive Biotechnologies Corp.*	5,963	52,355
Akoya Biosciences, Inc.*	843	10,942
Alpha Teknova, Inc.*	335	1,581
Berkeley Lights, Inc.*	2,987	8,782
BioLife Solutions, Inc.*	1,803	38,170
Bionano Genomics, Inc.*(b)	15,613	31,382
Codexis, Inc.*	3,273	17,903
CryoPort, Inc.*	2,338	46,176
Cytek Biosciences, Inc.*	6,108	78,732
Inotiv, Inc.*	931	5,623
MaxCyte, Inc.*	4,654	27,877
Medpace Holdings, Inc.*	1,357	284,821
NanoString Technologies, Inc.*	2,485	17,370
Nautilus Biotechnology, Inc.*(b)	2,549	4,614
NeoGenomics, Inc.*	6,732	75,466
OmniAb, Inc.*	4,131	14,624
Pacific Biosciences of California, Inc.*(b)	12,083	129,892
Quanterix Corp.*	1,817	24,166
Quantum-Si, Inc.*	4,884	11,624
Science 37 Holdings, Inc.*	3,329	1,985
Seer, Inc.*	2,758	17,817
Singular Genomics Systems, Inc.*	2,981	6,081
SomaLogic, Inc.*	8,005	22,414
		1,072,945
Machinery - 3.3%
3D Systems Corp.*	6,778	68,729
Alamo Group, Inc.	538	80,969
Albany International Corp., Class A	1,668	169,085
Altra Industrial Motion Corp.	3,477	203,822
Astec Industries, Inc.	1,222	54,061
Barnes Group, Inc.	2,620	111,586
Berkshire Grey, Inc.*(b)	2,610	2,478
Blue Bird Corp.*	933	11,019
Chart Industries, Inc.*	1,965	280,975
CIRCOR International, Inc.*	987	27,192
Columbus McKinnon Corp.	1,499	48,313
Desktop Metal, Inc., Class A*(b)	14,142	28,991
Douglas Dynamics, Inc.	1,202	46,782
Energy Recovery, Inc.*	2,944	68,242
Enerpac Tool Group Corp.	3,127	78,300
EnPro Industries, Inc.	1,114	132,343
ESCO Technologies, Inc.	1,379	129,640
Evoqua Water Technologies Corp.*	6,291	273,596
Fathom Digital Manufacturing Corp.*	520	1,264
Federal Signal Corp.	3,194	155,196
Franklin Electric Co., Inc.	2,465	205,334
Gorman-Rupp Co. (The)	1,216	33,659
Greenbrier Cos., Inc. (The)	1,703	65,378
Helios Technologies, Inc.	1,740	91,768
Hillenbrand, Inc.	3,706	185,300
Hillman Solutions Corp.*	7,199	57,304
Hydrofarm Holdings Group, Inc.*	2,335	5,861
Hyliion Holdings Corp.*(b)	7,098	21,436
Hyster-Yale Materials Handling, Inc.	579	16,953

See accompanying notes to the financial statements.

Ultra Russell2000
Schedule of Portfolio Investments
November 30, 2022 (Unaudited)

Investments	Shares	Value ($)
Hyzon Motors, Inc.*(b)	4,696	7,608
John Bean Technologies Corp.	1,693	155,519
Kadant, Inc.	620	119,685
Kennametal, Inc.	4,351	114,953
Lightning eMotors, Inc.*(b)	2,092	1,427
Lindsay Corp.	589	103,953
Luxfer Holdings plc	1,450	21,257
Manitowoc Co., Inc. (The)*	1,855	18,216
Markforged Holding Corp.*	5,889	6,713
Microvast Holdings, Inc.*(b)	8,961	19,625
Miller Industries, Inc.	594	16,388
Mueller Industries, Inc.	2,993	205,829
Mueller Water Products, Inc., Class A	8,343	97,279
Nikola Corp.*(b)	16,077	42,122
Omega Flex, Inc.	175	16,819
Proterra, Inc.*	11,827	65,522
Proto Labs, Inc.*	1,472	39,037
RBC Bearings, Inc.*(b)	1,526	361,616
REV Group, Inc.	1,805	25,071
Sarcos Technology and Robotics Corp.*(b)	5,851	6,816
Shyft Group, Inc. (The)	1,848	45,331
SPX Technologies, Inc.*	2,341	156,613
Standex International Corp.	640	67,232
Tennant Co.	991	62,958
Terex Corp.	3,568	163,807
Titan International, Inc.*	2,738	39,236
Trinity Industries, Inc.	4,395	134,619
Velo3D, Inc.*(b)	3,015	6,120
Wabash National Corp.	2,601	65,207
Watts Water Technologies, Inc., Class A	1,464	231,971
Xos, Inc.*(b)	2,977	1,905
		5,076,030
Marine - 0.2%
Costamare, Inc.	2,825	27,233
Eagle Bulk Shipping, Inc.	717	36,890
Eneti, Inc.	1,256	11,505
Genco Shipping & Trading Ltd.	1,961	29,082
Golden Ocean Group Ltd.(b)	6,567	55,425
Matson, Inc.	2,062	131,473
Safe Bulkers, Inc.	3,919	11,169
		302,777
Media - 0.7%
AdTheorent Holding Co., Inc.*(b)	1,944	3,752
Advantage Solutions, Inc.*	4,414	10,947
AMC Networks, Inc., Class A*	1,618	32,295
Audacy, Inc.*	6,448	1,851
Boston Omaha Corp., Class A*	1,171	33,549
Cardlytics, Inc.*	1,709	7,673
Clear Channel Outdoor Holdings, Inc.*	19,727	22,292
Cumulus Media, Inc., Class A*	954	6,983
Daily Journal Corp.*	65	17,875
Entravision Communications Corp., Class A	3,177	17,664
EW Scripps Co. (The), Class A*	3,128	46,857
Gambling.com Group Ltd.*	464	4,756
Gannett Co., Inc.*	7,701	19,253
Gray Television, Inc.	4,391	51,375
iHeartMedia, Inc., Class A*	6,448	51,842
Innovid Corp.*(b)	4,089	12,103
Integral Ad Science Holding Corp.*	2,043	20,328
John Wiley & Sons, Inc., Class A	2,298	108,948
Loyalty Ventures, Inc.*	1,071	2,581
Magnite, Inc.*	7,001	77,781
PubMatic, Inc., Class A*	2,284	35,790
Scholastic Corp.	1,592	65,463
Sinclair Broadcast Group, Inc., Class A	2,143	39,774
Stagwell, Inc.*(b)	4,178	31,168
TechTarget, Inc.*	1,465	66,892
TEGNA, Inc.	11,919	235,281
Thryv Holdings, Inc.*	1,360	26,085
Urban One, Inc.*	443	2,211
Urban One, Inc., Class D*	564	2,482
WideOpenWest, Inc.*	2,868	29,770
		1,085,621
Metals & Mining - 1.3%
5E Advanced Materials, Inc.*(b)	1,766	19,779
Alpha Metallurgical Resources, Inc.	885	151,539
Arconic Corp.*	5,493	130,898
ATI, Inc.*	6,641	202,617
Carpenter Technology Corp.	2,557	104,990
Century Aluminum Co.*	2,778	25,030
Coeur Mining, Inc.*	14,902	52,157
Commercial Metals Co.	6,475	318,699
Compass Minerals International, Inc.	1,834	81,338
Constellium SE*	6,761	84,174
Dakota Gold Corp.*	2,749	9,292
Haynes International, Inc.	653	32,624
Hecla Mining Co.	29,596	161,298
Hycroft Mining Holding Corp.*(b)	8,073	5,815
Ivanhoe Electric, Inc.*	776	8,171
Kaiser Aluminum Corp.	847	76,569
Materion Corp.	1,093	88,052
Novagold Resources, Inc.*	12,792	73,810
Olympic Steel, Inc.	513	18,001
Piedmont Lithium, Inc.*	930	53,624
PolyMet Mining Corp.*	1,563	4,689
Ramaco Resources, Inc.	1,200	13,740
Ryerson Holding Corp.	1,038	30,611
Schnitzer Steel Industries, Inc., Class A	1,387	47,616
SunCoke Energy, Inc.	4,458	37,715
TimkenSteel Corp.*	2,483	46,432
Warrior Met Coal, Inc.	2,755	101,439
Worthington Industries, Inc.	1,683	95,493
		2,076,212
Mortgage Real Estate Investment Trusts (REITs) - 1.1%
AFC Gamma, Inc.	847	14,805
Angel Oak Mortgage, Inc.(b)	638	4,657
Apollo Commercial Real Estate Finance, Inc.	7,527	93,034
Arbor Realty Trust, Inc.	8,835	131,465
Ares Commercial Real Estate Corp.	2,746	34,215
ARMOUR Residential REIT, Inc.(b)	6,104	35,891
Blackstone Mortgage Trust, Inc., Class A	9,109	230,184
BrightSpire Capital, Inc.	5,012	35,786
Broadmark Realty Capital, Inc.	6,965	28,347
Chicago Atlantic Real Estate Finance, Inc.	291	4,714
Chimera Investment Corp.	12,439	85,207
Claros Mortgage Trust, Inc.	4,921	85,035

See accompanying notes to the financial statements.

Ultra Russell2000
Schedule of Portfolio Investments
November 30, 2022 (Unaudited)

Investments	Shares	Value ($)
Dynex Capital, Inc.	2,341	30,667
Ellington Financial, Inc.	3,041	41,479
Franklin BSP Realty Trust, Inc.(b)	4,503	65,744
Granite Point Mortgage Trust, Inc.	2,777	17,801
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	4,560	147,926
Invesco Mortgage Capital, Inc.	1,777	23,335
KKR Real Estate Finance Trust, Inc.	3,056	50,577
Ladder Capital Corp.	6,077	67,455
MFA Financial, Inc.	5,489	61,367
New York Mortgage Trust, Inc.	20,338	57,150
Nexpoint Real Estate Finance, Inc.	430	8,114
Orchid Island Capital, Inc.(b)	1,903	20,667
PennyMac Mortgage Investment Trust	4,847	74,014
Ready Capital Corp.	3,962	53,091
Redwood Trust, Inc.	6,240	49,296
TPG RE Finance Trust, Inc.	3,688	27,328
Two Harbors Investment Corp.(b)	4,623	75,813
		1,655,164
Multiline Retail - 0.1%
Big Lots, Inc.(b)	1,516	29,562
Dillard's, Inc., Class A	220	79,134
Franchise Group, Inc.	1,472	38,346
		147,042
Multi-Utilities - 0.4%
Avista Corp.	3,876	160,001
Black Hills Corp.	3,477	249,058
NorthWestern Corp.	3,017	176,223
Unitil Corp.	849	46,542
		631,824
Oil, Gas & Consumable Fuels - 4.1%
Aemetis, Inc.*(b)	1,579	8,700
Alto Ingredients, Inc.*	3,864	13,485
Amplify Energy Corp.*	1,907	15,790
Arch Resources, Inc.	815	126,121
Archaea Energy, Inc.*	3,187	82,671
Ardmore Shipping Corp.*	1,866	28,139
Battalion Oil Corp.*	133	1,506
Berry Corp.	4,180	37,662
Brigham Minerals, Inc., Class A	2,800	99,204
California Resources Corp.	4,063	184,379
Callon Petroleum Co.*	2,632	110,333
Centrus Energy Corp., Class A*	569	21,622
Chord Energy Corp.	2,222	338,922
Civitas Resources, Inc.	3,946	265,803
Clean Energy Fuels Corp.*	9,068	61,300
CNX Resources Corp.*	10,017	173,995
Comstock Resources, Inc.	4,903	89,970
CONSOL Energy, Inc.	1,835	142,121
Crescent Energy Co., Class A(b)	1,738	24,419
CVR Energy, Inc.	1,583	58,334
Delek US Holdings, Inc.	3,771	116,826
Denbury, Inc.*	2,681	240,647
DHT Holdings, Inc.	7,327	74,222
Dorian LPG Ltd.	1,642	31,970
Earthstone Energy, Inc., Class A*	2,399	38,000
Empire Petroleum Corp.*(b)	541	7,423
Energy Fuels, Inc.*	8,347	57,928
Equitrans Midstream Corp.	21,994	184,530
Excelerate Energy, Inc., Class A	993	28,161
FLEX LNG Ltd.(b)	1,525	57,370
Frontline Ltd.(b)	6,672	92,274
Gevo, Inc.*(b)	10,528	22,951
Golar LNG Ltd.*	5,401	135,403
Green Plains, Inc.*	2,822	97,528
Gulfport Energy Corp.*	598	48,492
HighPeak Energy, Inc.(b)	360	8,633
International Seaways, Inc.(b)	2,636	113,559
Kinetik Holdings, Inc.(b)	945	32,158
Kosmos Energy Ltd.*	24,153	160,617
Laredo Petroleum, Inc.*	902	57,575
Magnolia Oil & Gas Corp., Class A	8,926	232,790
Matador Resources Co.	6,024	399,753
Murphy Oil Corp.	7,885	372,172
NACCO Industries, Inc., Class A	216	9,776
NextDecade Corp.*	1,725	9,367
Nordic American Tankers Ltd.	10,604	38,386
Northern Oil and Gas, Inc.	3,580	130,276
Par Pacific Holdings, Inc.*	2,616	61,293
PBF Energy, Inc., Class A	5,179	205,969
Peabody Energy Corp.*(b)	6,297	201,126
Permian Resources Corp.(b)	11,005	111,811
Ranger Oil Corp.	1,064	46,358
REX American Resources Corp.*	847	24,995
Riley Exploration Permian, Inc.	557	18,108
Ring Energy, Inc.*	4,623	12,482
SandRidge Energy, Inc.*	1,701	34,700
Scorpio Tankers, Inc.	2,608	133,060
SFL Corp. Ltd.	6,144	60,150
SilverBow Resources, Inc.*	628	21,923
Sitio Royalties Corp.(b)	624	19,681
SM Energy Co.	6,479	279,310
Talos Energy, Inc.*	3,538	69,522
Teekay Corp.*	3,733	16,612
Teekay Tankers Ltd., Class A*	1,224	41,298
Tellurian, Inc.*	27,292	73,415
Uranium Energy Corp.*	17,172	66,627
Ur-Energy, Inc.*	11,200	14,784
VAALCO Energy, Inc.	5,702	29,536
Vertex Energy, Inc.*(b)	2,893	23,983
W&T Offshore, Inc.*	5,057	34,742
World Fuel Services Corp.	3,280	93,316
		6,378,064
Paper & Forest Products - 0.1%
Clearwater Paper Corp.*	894	34,893
Glatfelter Corp.	2,354	8,168
Resolute Forest Products, Inc.*	2,458	51,864
Sylvamo Corp.	1,900	102,771
		197,696
Personal Products - 0.6%
Beauty Health Co. (The)*(b)	5,337	57,373
BellRing Brands, Inc.*	7,055	175,740
Edgewell Personal Care Co.	2,757	119,130
elf Beauty, Inc.*	2,589	142,291
Herbalife Nutrition Ltd.*	5,239	91,787
Honest Co., Inc. (The)*	3,478	10,017
Inter Parfums, Inc.	960	91,478
Medifast, Inc.	582	73,361
Nature's Sunshine Products, Inc.*	717	6,381
Nu Skin Enterprises, Inc., Class A	2,672	111,449
Thorne HealthTech, Inc.*	737	3,538
USANA Health Sciences, Inc.*	600	33,024
Veru, Inc.*(b)	3,476	19,744
		935,313

See accompanying notes to the financial statements.

Ultra Russell2000
Schedule of Portfolio Investments
November 30, 2022 (Unaudited)

Investments	Shares	Value ($)
Pharmaceuticals - 1.4%
Aclaris Therapeutics, Inc.*	3,455	52,585
Amneal Pharmaceuticals, Inc.*	5,509	14,103
Amphastar Pharmaceuticals, Inc.*	2,048	60,396
Amylyx Pharmaceuticals, Inc.*	1,885	72,328
AN2 Therapeutics, Inc.*	256	2,552
ANI Pharmaceuticals, Inc.*	674	28,274
Arvinas, Inc.*	2,601	106,745
Atea Pharmaceuticals, Inc.*	4,082	19,145
Athira Pharma, Inc.*	1,818	5,654
Axsome Therapeutics, Inc.*(b)	1,590	114,941
Cara Therapeutics, Inc.*	2,395	28,261
Cassava Sciences, Inc.*(b)	2,039	71,018
CinCor Pharma, Inc.*	1,072	12,650
Collegium Pharmaceutical, Inc.*	1,818	39,760
Corcept Therapeutics, Inc.*	4,562	115,327
DICE Therapeutics, Inc.*	1,518	52,842
Edgewise Therapeutics, Inc.*(b)	1,589	14,222
Esperion Therapeutics, Inc.*	3,562	23,865
Evolus, Inc.*	1,894	13,713
EyePoint Pharmaceuticals, Inc.*	1,394	4,461
Fulcrum Therapeutics, Inc.*	1,827	12,515
Harmony Biosciences Holdings, Inc.*	1,402	83,798
Innoviva, Inc.*	3,384	44,432
Intra-Cellular Therapies, Inc.*	4,902	265,786
Ligand Pharmaceuticals, Inc.*	806	58,757
Liquidia Corp.*	2,552	12,811
Nektar Therapeutics*	9,706	27,177
NGM Biopharmaceuticals, Inc.*	2,126	11,757
Nuvation Bio, Inc.*(b)	6,225	11,890
Ocular Therapeutix, Inc.*	4,122	12,242
Pacira BioSciences, Inc.*	2,404	115,993
Phathom Pharmaceuticals, Inc.*	1,232	12,295
Phibro Animal Health Corp., Class A	1,090	13,418
Prestige Consumer Healthcare, Inc.*	2,664	163,729
Provention Bio, Inc.*(b)	3,155	28,521
Reata Pharmaceuticals, Inc., Class A*	1,479	58,539
Relmada Therapeutics, Inc.*	1,465	6,812
Revance Therapeutics, Inc.*	3,837	83,301
SIGA Technologies, Inc.(b)	2,520	23,134
Supernus Pharmaceuticals, Inc.*	2,622	96,280
Tarsus Pharmaceuticals, Inc.*	982	16,507
Theravance Biopharma, Inc.*	3,444	37,057
Theseus Pharmaceuticals, Inc.*	909	5,990
Tricida, Inc.*(b)	1,783	428
Ventyx Biosciences, Inc.*	1,199	34,759
Xeris Biopharma Holdings, Inc.*(b)	7,080	10,620
		2,101,390
Professional Services - 1.4%
Alight, Inc., Class A*	18,162	156,738
ASGN, Inc.*	2,624	237,734
Atlas Technical Consultants, Inc.*	999	5,405
Barrett Business Services, Inc.	374	36,775
CBIZ, Inc.*	2,592	128,693
CRA International, Inc.	371	45,729
Exponent, Inc.	2,721	281,379
First Advantage Corp.*	3,140	41,762
Forrester Research, Inc.*	605	21,284
Franklin Covey Co.*	650	33,774
Heidrick & Struggles International, Inc.	1,047	31,096
HireRight Holdings Corp.*	1,134	14,368
Huron Consulting Group, Inc.*	1,099	85,568
ICF International, Inc.	986	106,853
Insperity, Inc.	1,941	230,105
Kelly Services, Inc., Class A	1,805	30,667
Kforce, Inc.	1,090	64,386
Korn Ferry	2,902	165,501
Legalzoom.com, Inc.*(b)	5,132	45,418
Planet Labs PBC*	8,317	44,995
Red Violet, Inc.*(b)	514	11,719
Resources Connection, Inc.	1,716	33,119
Skillsoft Corp.*(b)	4,342	8,337
Spire Global, Inc.*	6,688	8,427
Sterling Check Corp.*	1,266	18,408
TriNet Group, Inc.*	2,002	145,085
TrueBlue, Inc.*	1,721	37,139
Upwork, Inc.*	6,413	78,559
Willdan Group, Inc.*	620	10,875
		2,159,898
Real Estate Management & Development - 0.5%
American Realty Investors, Inc.*	79	1,669
Anywhere Real Estate, Inc.*(b)	5,999	45,292
Compass, Inc., Class A*	14,608	43,678
Cushman & Wakefield plc*	8,503	97,104
DigitalBridge Group, Inc.	8,671	125,123
Doma Holdings, Inc.*(b)	7,323	2,893
Douglas Elliman, Inc.	4,043	16,657
eXp World Holdings, Inc.(b)	3,726	48,699
Forestar Group, Inc.*	975	14,459
FRP Holdings, Inc.*	359	21,863
Kennedy-Wilson Holdings, Inc.	6,317	107,515
Marcus & Millichap, Inc.	1,367	50,907
Newmark Group, Inc., Class A	7,577	64,253
Offerpad Solutions, Inc.*(b)	3,651	2,592
RE/MAX Holdings, Inc., Class A	979	20,363
Redfin Corp.*	5,685	30,472
RMR Group, Inc. (The), Class A	818	23,648
St Joe Co. (The)	1,843	70,827
Stratus Properties, Inc.	315	7,655
Tejon Ranch Co.*	1,111	21,776
Transcontinental Realty Investors, Inc.*	67	2,837
		820,282
Road & Rail - 0.5%
ArcBest Corp.	1,308	108,263
Bird Global, Inc., Class A*(b)	9,169	2,120
Covenant Logistics Group, Inc.	541	20,769
Daseke, Inc.*	2,177	12,692
Heartland Express, Inc.	2,498	41,816
Marten Transport Ltd.	3,119	66,466
PAM Transportation Services, Inc.*	352	9,867
Saia, Inc.*	1,420	345,898
TuSimple Holdings, Inc., Class A*	7,484	16,839
Universal Logistics Holdings, Inc.	384	14,580
Werner Enterprises, Inc.	3,390	149,092
		788,402
Semiconductors & Semiconductor Equipment - 2.2%
ACM Research, Inc., Class A*	2,565	23,239
Alpha & Omega Semiconductor Ltd.*	1,177	41,289
Ambarella, Inc.*	1,950	144,690

See accompanying notes to the financial statements.

Ultra Russell2000
Schedule of Portfolio Investments
November 30, 2022 (Unaudited)

Investments	Shares	Value ($)
Amkor Technology, Inc.	5,428	152,092
Atomera, Inc.*(b)	1,103	9,409
Axcelis Technologies, Inc.*	1,749	139,675
AXT, Inc.*	2,169	11,517
CEVA, Inc.*	1,224	33,256
Cohu, Inc.*	2,569	92,022
Credo Technology Group Holding Ltd.*	5,157	71,837
Diodes, Inc.*	2,381	219,600
FormFactor, Inc.*	4,125	95,164
Ichor Holdings Ltd.*	1,500	44,670
Impinj, Inc.*	1,125	143,494
indie Semiconductor, Inc., Class A*(b)	5,457	44,802
Kulicke & Soffa Industries, Inc.	3,054	146,439
MACOM Technology Solutions Holdings, Inc.*	2,704	185,738
MaxLinear, Inc.*	3,891	142,411
Onto Innovation, Inc.*	2,652	212,027
PDF Solutions, Inc.*	1,590	49,878
Photronics, Inc.*	3,207	60,292
Power Integrations, Inc.	3,034	244,176
Rambus, Inc.*	5,864	225,060
Rigetti Computing, Inc.*	1,780	2,314
Rockley Photonics Holdings Ltd.*(b)	5,451	1,145
Semtech Corp.*	3,386	104,086
Silicon Laboratories, Inc.*	1,818	264,410
SiTime Corp.*	867	91,434
SkyWater Technology, Inc.*(b)	584	5,764
SMART Global Holdings, Inc.*	2,627	44,423
Synaptics, Inc.*	2,122	224,868
Transphorm, Inc.*	1,216	6,992
Ultra Clean Holdings, Inc.*	2,415	86,046
Veeco Instruments, Inc.*	2,715	53,974
		3,418,233
Software - 3.8%
8x8, Inc.*	6,394	27,366
A10 Networks, Inc.	3,527	65,990
ACI Worldwide, Inc.*	6,127	128,054
Adeia, Inc.	5,575	61,604
Agilysys, Inc.*	1,059	70,318
Alarm.com Holdings, Inc.*	2,572	128,343
Alkami Technology, Inc.*	1,919	24,122
Altair Engineering, Inc., Class A*	2,779	136,365
American Software, Inc., Class A	1,921	28,450
Amplitude, Inc., Class A*(b)	2,990	42,817
Appfolio, Inc., Class A*	1,019	116,258
Appian Corp., Class A*	2,142	81,460
Applied Digital Corp.*(b)	430	838
Arteris, Inc.*	929	4,599
Asana, Inc., Class A*(b)	3,939	71,532
Avaya Holdings Corp.*(b)	4,565	4,410
AvePoint, Inc.*(b)	6,889	32,516
Benefitfocus, Inc.*	1,380	14,311
Blackbaud, Inc.*	2,485	147,286
Blackline, Inc.*	2,955	200,024
Blend Labs, Inc., Class A*	9,895	13,061
Box, Inc., Class A*	7,480	205,326
BTRS Holdings, Inc., Class 1*	5,366	50,816
C3.ai, Inc., Class A*	3,681	47,890
Cerence, Inc.*	2,103	43,133
Cipher Mining, Inc.*(b)	2,088	1,632
Cleanspark, Inc.*(b)	2,441	5,492
Clear Secure, Inc., Class A	3,329	103,465
CommVault Systems, Inc.*	2,382	157,212
Consensus Cloud Solutions, Inc.*	855	48,555
Couchbase, Inc.*(b)	1,417	19,271
CS Disco, Inc.*	1,189	9,298
Cvent Holding Corp.*(b)	2,420	13,552
Digimarc Corp.*(b)	731	16,287
Digital Turbine, Inc.*	5,023	91,720
Domo, Inc., Class B*	1,625	23,237
Duck Creek Technologies, Inc.*	4,132	46,237
E2open Parent Holdings, Inc.*	10,656	62,764
Ebix, Inc.	1,411	26,795
eGain Corp.*	1,128	9,926
Enfusion, Inc., Class A*	1,392	13,294
EngageSmart, Inc.*	1,868	31,700
Envestnet, Inc.*	2,941	173,578
Everbridge, Inc.*	2,119	69,164
EverCommerce, Inc.*	1,292	8,618
ForgeRock, Inc., Class A*	1,617	35,170
Greenidge Generation Holdings, Inc.*(b)	713	456
Instructure Holdings, Inc.*	926	23,252
Intapp, Inc.*	763	17,633
InterDigital, Inc.	1,588	79,670
IronNet, Inc.*(b)	3,466	1,515
Kaleyra, Inc.*(b)	1,537	1,798
KnowBe4, Inc., Class A*	3,896	96,192
Latch, Inc.*	5,812	5,219
LivePerson, Inc.*	3,763	44,178
LiveRamp Holdings, Inc.*	3,534	77,607
LiveVox Holdings, Inc.*(b)	1,209	2,732
Marathon Digital Holdings, Inc.*(b)	5,935	37,509
Matterport, Inc.*	11,834	37,277
MeridianLink, Inc.*	1,230	18,056
MicroStrategy, Inc., Class A*(b)	503	99,639
Mitek Systems, Inc.*(b)	2,258	23,099
Model N, Inc.*	1,961	76,244
Momentive Global, Inc.*	6,969	55,264
N-able, Inc.*	3,647	40,956
NextNav, Inc.*(b)	3,580	11,778
Olo, Inc., Class A*	4,810	34,199
ON24, Inc.*	2,225	17,021
OneSpan, Inc.*	2,120	26,648
PagerDuty, Inc.*	4,550	101,192
PowerSchool Holdings, Inc., Class A*	2,439	49,780
Progress Software Corp.	2,338	124,662
PROS Holdings, Inc.*	2,190	52,166
Q2 Holdings, Inc.*	2,989	81,301
Qualys, Inc.*	2,062	254,286
Rapid7, Inc.*(b)	3,108	91,375
Rimini Street, Inc.*	2,602	10,928
Riot Blockchain, Inc.*(b)	7,227	33,606
Sapiens International Corp. NV	1,643	31,973
SecureWorks Corp., Class A*	539	3,870
ShotSpotter, Inc.*	477	15,994
SolarWinds Corp.*	2,582	22,567
Sprout Social, Inc., Class A*	2,458	145,759
SPS Commerce, Inc.*	1,940	275,984
Sumo Logic, Inc.*	6,065	46,094
Telos Corp.*	2,882	11,816
Tenable Holdings, Inc.*	5,880	224,498
Terawulf, Inc.*	1,158	961

See accompanying notes to the financial statements.

Ultra Russell2000
Schedule of Portfolio Investments
November 30, 2022 (Unaudited)

Investments	Shares	Value ($)
Upland Software, Inc.*	1,559	11,755
UserTesting, Inc.*	2,530	18,773
Varonis Systems, Inc.*	5,828	123,787
Verint Systems, Inc.*	3,404	133,879
Veritone, Inc.*(b)	1,674	11,283
Viant Technology, Inc., Class A*	759	2,899
Weave Communications, Inc.*	1,671	6,584
WM Technology, Inc.*(b)	3,969	4,644
Workiva, Inc.*	2,551	205,509
Xperi, Inc.*	2,228	23,862
Yext, Inc.*	6,091	32,465
Zeta Global Holdings Corp., Class A*	5,845	48,981
Zuora, Inc., Class A*	6,507	49,974
		5,795,005
Specialty Retail - 2.1%
Aaron's Co., Inc. (The)	1,620	19,748
Abercrombie & Fitch Co., Class A*	2,654	63,643
Academy Sports & Outdoors, Inc.	4,426	223,425
American Eagle Outfitters, Inc.	8,248	130,483
America's Car-Mart, Inc.*	324	23,574
Arko Corp.	4,463	42,086
Asbury Automotive Group, Inc.*	1,183	221,955
Bed Bath & Beyond, Inc.*	4,262	14,491
Big 5 Sporting Goods Corp.(b)	1,148	14,247
Boot Barn Holdings, Inc.*	1,579	106,346
Buckle, Inc. (The)	1,616	71,023
Build-A-Bear Workshop, Inc.	759	18,026
Caleres, Inc.	1,885	45,542
Camping World Holdings, Inc., Class A(b)	2,058	56,657
Cato Corp. (The), Class A	960	9,984
Chico's FAS, Inc.*	6,551	38,454
Children's Place, Inc. (The)*	685	24,318
Citi Trends, Inc.*	433	13,085
Conn's, Inc.*	698	6,952
Container Store Group, Inc. (The)*	1,768	8,398
Designer Brands, Inc., Class A	2,999	45,885
Destination XL Group, Inc.*	3,114	20,739
EVgo, Inc.*(b)	3,635	23,264
Express, Inc.*	3,434	4,876
Foot Locker, Inc.	4,372	174,006
Genesco, Inc.*	701	36,592
Group 1 Automotive, Inc.	818	158,152
GrowGeneration Corp.*(b)	3,070	20,845
Guess?, Inc.	1,821	37,804
Haverty Furniture Cos., Inc.	788	24,846
Hibbett, Inc.	688	45,862
JOANN, Inc.(b)	591	2,973
LL Flooring Holdings, Inc.*	1,540	10,487
MarineMax, Inc.*	1,131	37,357
Monro, Inc.	1,709	77,708
Murphy USA, Inc.	1,156	341,956
National Vision Holdings, Inc.*	4,196	169,770
ODP Corp. (The)*	2,273	109,400
OneWater Marine, Inc., Class A*	602	19,679
Party City Holdco, Inc.*(b)	5,832	4,141
Rent-A-Center, Inc.	2,840	68,416
Sally Beauty Holdings, Inc.*	5,729	67,373
Shoe Carnival, Inc.	923	24,376
Signet Jewelers Ltd.	2,450	159,250
Sleep Number Corp.*	1,141	33,374
Sonic Automotive, Inc., Class A	1,067	56,700
Sportsman's Warehouse Holdings, Inc.*	2,325	22,832
Tile Shop Holdings, Inc.*	1,947	8,177
Tilly's, Inc., Class A	1,209	11,486
Torrid Holdings, Inc.*	781	3,171
TravelCenters of America, Inc.*	675	34,526
Urban Outfitters, Inc.*	3,416	98,859
Volta, Inc.*(b)	6,535	3,217
Warby Parker, Inc., Class A*(b)	4,466	76,056
Winmark Corp.	151	36,240
Zumiez, Inc.*	837	19,460
		3,242,292
Technology Hardware, Storage & Peripherals - 0.3%
Avid Technology, Inc.*	1,915	53,773
CompoSecure, Inc.*(b)	416	2,084
Corsair Gaming, Inc.*	2,049	34,567
Diebold Nixdorf, Inc.*	3,909	8,404
Eastman Kodak Co.*(b)	3,057	12,931
IonQ, Inc.*(b)	6,355	32,792
Super Micro Computer, Inc.*	2,430	219,259
Turtle Beach Corp.*	829	7,917
Xerox Holdings Corp.	6,117	99,768
		471,495
Textiles, Apparel & Luxury Goods - 0.6%
Allbirds, Inc., Class A*	5,163	14,869
Crocs, Inc.*	3,246	327,846
Ermenegildo Zegna NV(b)	2,530	27,805
Fossil Group, Inc.*	2,522	12,030
G-III Apparel Group Ltd.*	2,335	50,506
Kontoor Brands, Inc.	2,972	129,133
Movado Group, Inc.	827	26,621
Oxford Industries, Inc.	809	91,304
PLBY Group, Inc.*(b)	1,664	6,024
Rocky Brands, Inc.	368	10,407
Steven Madden Ltd.	4,177	144,274
Superior Group of Cos., Inc.	624	6,240
Unifi, Inc.*	745	6,526
Wolverine World Wide, Inc.	4,141	46,379
		899,964
Thrifts & Mortgage Finance - 1.1%
Axos Financial, Inc.*	3,066	122,977
Blue Foundry Bancorp*	1,402	18,324
Bridgewater Bancshares, Inc.*	1,087	20,946
Capitol Federal Financial, Inc.	6,956	58,222
Columbia Financial, Inc.*(b)	1,821	40,208
Enact Holdings, Inc.	1,607	39,854
Essent Group Ltd.	5,637	225,987
Federal Agricultural Mortgage Corp., Class C	487	61,289
Finance of America Cos., Inc., Class A*	2,074	2,841
Greene County Bancorp, Inc.	181	13,805
Hingham Institution For Savings (The)	78	22,891
Home Bancorp, Inc.	391	16,805
Home Point Capital, Inc.(b)	424	670
Kearny Financial Corp.	3,234	31,273
Luther Burbank Corp.	795	9,429
Merchants Bancorp	841	21,521
Mr Cooper Group, Inc.*	3,766	170,073
NMI Holdings, Inc., Class A*	4,451	95,830
Northfield Bancorp, Inc.	2,315	36,924
PennyMac Financial Services, Inc.	1,500	89,490

See accompanying notes to the financial statements.

Ultra Russell2000
Schedule of Portfolio Investments
November 30, 2022 (Unaudited)

Investments	Shares	Value ($)
Pioneer Bancorp, Inc.*	620	7,285
Provident Bancorp, Inc.	771	5,351
Provident Financial Services, Inc.	3,913	88,160
Radian Group, Inc.	8,670	169,672
Southern Missouri Bancorp, Inc.	422	21,885
Sterling Bancorp, Inc.*	916	5,899
TrustCo Bank Corp.	1,003	38,957
Velocity Financial, Inc.*	461	4,688
Walker & Dunlop, Inc.	1,641	146,558
Waterstone Financial, Inc.	1,031	17,269
WSFS Financial Corp.	3,382	164,061
		1,769,144
Tobacco - 0.1%
22nd Century Group, Inc.*(b)	8,657	10,215
Turning Point Brands, Inc.	804	17,704
Universal Corp.	1,294	73,642
Vector Group Ltd.	7,691	85,370
		186,931
Trading Companies & Distributors - 1.4%
Alta Equipment Group, Inc.	1,109	13,352
Applied Industrial Technologies, Inc.	2,048	271,340
Beacon Roofing Supply, Inc.*	2,748	160,456
BlueLinx Holdings, Inc.*	481	33,381
Boise Cascade Co.	2,113	156,447
Custom Truck One Source, Inc.*	3,190	21,820
Distribution Solutions Group, Inc.*	263	9,323
DXP Enterprises, Inc.*	814	21,026
GATX Corp.	1,900	214,225
Global Industrial Co.	695	17,104
GMS, Inc.*	2,315	113,667
H&E Equipment Services, Inc.	1,706	71,533
Herc Holdings, Inc.	1,372	175,849
Hudson Technologies, Inc.*	2,307	26,046
Karat Packaging, Inc.	303	4,187
McGrath RentCorp	1,298	127,360
MRC Global, Inc.*	4,442	52,238
NOW, Inc.*	5,902	73,657
Rush Enterprises, Inc., Class A	2,270	116,973
Rush Enterprises, Inc., Class B	351	18,600
Textainer Group Holdings Ltd.	2,413	73,548
Titan Machinery, Inc.*	1,082	47,640
Transcat, Inc.*	380	30,411
Triton International Ltd.	3,288	221,841
Veritiv Corp.	724	97,407
		2,169,431
Water Utilities - 0.4%
American States Water Co.	1,975	193,530
Artesian Resources Corp., Class A	439	23,952
California Water Service Group	2,902	188,427
Global Water Resources, Inc.	727	9,291
Middlesex Water Co.	930	86,908
Pure Cycle Corp.*	1,042	11,056
SJW Group	1,444	107,852
York Water Co. (The)	759	34,679
		655,695
Wireless Telecommunication Services - 0.1%
Gogo, Inc.*	2,675	41,971
KORE Group Holdings, Inc.*(b)	1,876	4,465
Shenandoah Telecommunications Co.	2,590	50,427
Telephone and Data Systems, Inc.	5,394	56,853
United States Cellular Corp.*	797	16,944
		170,660
TOTAL COMMON STOCKS (Cost $154,558,926)		130,581,187

Investments	Number of Rights	Value ($)
RIGHTS - 0.0%(e)

Biotechnology - 0.0%
Aduro Biotech, Inc., CVR*(f)(g)	687	—
Oncternal Therapeutics, Inc., CVR*(f)(g)	42	—
Tobira Therapeutics, Inc., CVR*(f)(g)	756	—
		—
Food Products - 0.0%(e)
Contraf-Nicotex-Tobacco GmbH, CVR*(f)(g)	2,444	1,222

Pharmaceuticals - 0.0%(e)
ANI Pharmaceuticals, Inc., CVR, expiring 12/31/2050*(f)(g)	2	—
Zogenix, Inc., CVR*(f)(g)	4,182	2,844
		2,844
TOTAL RIGHTS (Cost $1,635)		4,066

Investments	Shares	Value ($)
SECURITIES LENDING REINVESTMENTS(h) - 1.9%

INVESTMENT COMPANIES - 1.9%
BlackRock Liquidity FedFund, Institutional Class 3.55% (Cost $2,990,638)	2,990,638	2,990,638

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 25.0%

REPURCHASE AGREEMENTS(i) - 25.0%
Repurchase Agreements with various counterparties, rates 3.40% - 3.80%, dated 11/30/2022, due 12/1/2022, total to be received $38,470,026
(Cost $38,466,004)	38,466,004	38,466,004

Total Investments - 111.9% (Cost $196,017,203)		172,041,895
Liabilities in excess of other assets - (11.9%)		(18,323,204)
Net Assets - 100.0%		153,718,691

See accompanying notes to the financial statements.

Ultra Russell2000
Schedule of Portfolio Investments
November 30, 2022 (Unaudited)

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $53,790,835.
(b)	The security or a portion of this security is on loan at November 30, 2022. The total value of securities on loan at November 30, 2022 was $4,178,685, collateralized in the form of cash with a value of $2,990,638 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $1,234,282 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.25%, and maturity dates ranging from December 8, 2022 – November 15, 2051. The total value of collateral is $4,224,920.
(c)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(d)	Amount less than one dollar.
(e)	Represents less than 0.05% of net assets.
(f)	Security fair valued as of November 30, 2022 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at November 30, 2022 amounted to $4,066, which represents approximately 0.00% of net assets of the Fund.
(g)	Illiquid security.
(h)	The security was purchased with cash collateral held from securities on loan at November 30, 2022. The total value of securities purchased was $2,990,638.
(i)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations

CVR	Contingent Value Rights - No defined expiration

As of November 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$10,759,609
Aggregate gross unrealized depreciation	(110,955,747)
Net unrealized depreciation	$(100,196,138)
Federal income tax cost	$203,826,500

See accompanying notes to the financial statements.

Ultra Russell2000
Schedule of Portfolio Investments
November 30, 2022 (Unaudited)

Futures Contracts Purchased

Ultra Russell2000 had the following open long futures contracts as of November 30, 2022:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Russell 2000 E-Mini Index	93	12/16/2022	USD	$8,776,875	$860,366

Swap Agreementsa

Ultra Russell2000 had the following open non-exchange traded total return swap agreements as of November 30, 2022:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/ the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/ the Counterparty ($)	Net Amount[e] ($)
12,694,797	5/8/2023	Bank of America NA	3.68%	Russell 2000® Index	(8,696,826)	4,877,710	3,819,116	—

9,646,083	11/6/2023	Barclays Capital	4.33%	Russell 2000® Index	309,697	—	(60,000)	249,697

5,759,729	5/8/2023	BNP Paribas SA	3.98%	Russell 2000® Index	(8,866,603)	1,400,213	7,466,390	—

13,811,652	4/10/2023	Citibank NA	4.12%	Russell 2000® Index	(10,726,961)	10,724,210	2,751	—

27,506,336	3/7/2023	Goldman Sachs International	4.23%	Russell 2000® Index	(13,256,189)	1,018,827	12,237,362	—

11,674,826	3/6/2024	Morgan Stanley & Co. International plc	4.28%	iShares® Russell 2000 ETF	460,404
24,804,754	3/6/2024	Morgan Stanley & Co. International plc	4.28%	Russell 2000® Index	1,013,253
36,479,580					1,473,657	—	(406,000)	1,067,657
30,223,012	3/7/2023	Societe Generale	4.18%	Russell 2000® Index	(19,200,865)	6,728,845	12,472,020	—

32,015,263	3/7/2023	UBS AG	3.83%	Russell 2000® Index	(10,307,809)	—	10,307,809	—

168,136,452					(69,271,899)
				Total Unrealized Appreciation	1,783,354
				Total Unrealized Depreciation	(71,055,253)

[a]	The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
[b]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[c]	Reflects the floating financing rate, as of November 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
[d]	The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
[e]	Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD	U.S. Dollar

See accompanying notes to the financial statements.

Ultra S&P500® Schedule of Portfolio Investments

November 30, 2022 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 80.7%

Aerospace & Defense - 1.4%
Boeing Co. (The)*	42,751	7,647,299
General Dynamics Corp.	17,224	4,347,165
Howmet Aerospace, Inc.	28,316	1,066,664
Huntington Ingalls Industries, Inc.	3,060	709,798
L3Harris Technologies, Inc.	14,656	3,328,085
Lockheed Martin Corp.	18,074	8,769,324
Northrop Grumman Corp.	11,138	5,939,784
Raytheon Technologies Corp.	113,085	11,163,751
Textron, Inc.	16,201	1,156,427
TransDigm Group, Inc.	3,946	2,480,061
		46,608,358
Air Freight & Logistics - 0.5%
CH Robinson Worldwide, Inc.	9,488	950,887
Expeditors International of Washington, Inc.	12,530	1,454,232
FedEx Corp.	18,309	3,336,266
United Parcel Service, Inc., Class B	56,052	10,634,746
		16,376,131
Airlines - 0.2%
Alaska Air Group, Inc.*	9,709	460,595
American Airlines Group, Inc.*	49,771	718,196
Delta Air Lines, Inc.*	49,109	1,736,985
Southwest Airlines Co.*	45,444	1,813,670
United Airlines Holdings, Inc.*	25,025	1,105,354
		5,834,800
Auto Components - 0.1%
Aptiv plc*	20,751	2,213,509
BorgWarner, Inc.	18,139	771,089
		2,984,598
Automobiles - 1.5%
Ford Motor Co.	302,481	4,204,486
General Motors Co.	111,671	4,529,376
Tesla, Inc.*	203,992	39,717,242
		48,451,104
Banks - 3.2%
Bank of America Corp.	535,410	20,265,268
Citigroup, Inc.	148,331	7,180,704
Citizens Financial Group, Inc.	37,961	1,608,787
Comerica, Inc.	10,019	718,763
Fifth Third Bancorp	52,555	1,910,900
First Republic Bank	14,001	1,786,668
Huntington Bancshares, Inc.	110,457	1,709,874
JPMorgan Chase & Co.	224,604	31,035,781
KeyCorp	71,432	1,343,636
M&T Bank Corp.	13,450	2,286,769
PNC Financial Services Group, Inc. (The)	31,411	5,285,215
Regions Financial Corp.	71,565	1,661,024
Signature Bank	4,820	672,390
SVB Financial Group*	4,525	1,048,804
Truist Financial Corp.	101,588	4,755,334
US Bancorp	103,554	4,700,316
Wells Fargo & Co.	290,507	13,929,811
Zions Bancorp NA	11,524	597,174
		102,497,218
Beverages - 1.5%
Brown-Forman Corp., Class B	14,004	1,022,572
Coca-Cola Co. (The)	298,098	18,962,014
Constellation Brands, Inc., Class A	12,303	3,166,177
Keurig Dr Pepper, Inc.	65,057	2,515,754
Molson Coors Beverage Co., Class B	14,414	794,356
Monster Beverage Corp.*	29,458	3,030,050
PepsiCo, Inc.	105,700	19,608,407
		49,099,330
Biotechnology - 1.9%
AbbVie, Inc.	135,417	21,826,512
Amgen, Inc.	40,970	11,733,808
Biogen, Inc.*	11,114	3,391,659
Gilead Sciences, Inc.	95,995	8,431,241
Incyte Corp.*	14,140	1,126,534
Moderna, Inc.*	25,767	4,532,673
Regeneron Pharmaceuticals, Inc.*	8,210	6,171,457
Vertex Pharmaceuticals, Inc.*	19,642	6,214,729
		63,428,613
Building Products - 0.4%
A O Smith Corp.	9,840	597,682
Allegion plc	6,727	764,524
Carrier Global Corp.	64,456	2,856,690
Fortune Brands Home & Security, Inc.	9,904	647,127
Johnson Controls International plc	52,755	3,505,042
Masco Corp.	17,272	877,072
Trane Technologies plc	17,747	3,166,420
		12,414,557
Capital Markets - 2.5%
Ameriprise Financial, Inc.	8,284	2,749,874
Bank of New York Mellon Corp. (The)	56,322	2,585,180
BlackRock, Inc.	11,547	8,267,652
Cboe Global Markets, Inc.	8,123	1,030,321
Charles Schwab Corp. (The)	116,948	9,652,888
CME Group, Inc.	27,529	4,858,869
FactSet Research Systems, Inc.	2,909	1,341,893
Franklin Resources, Inc.	21,756	583,278
Goldman Sachs Group, Inc. (The)	26,144	10,095,506
Intercontinental Exchange, Inc.	42,772	4,632,635
Invesco Ltd.	34,840	665,792
MarketAxess Holdings, Inc.	2,883	772,413
Moody's Corp.	12,087	3,605,189
Morgan Stanley	102,563	9,545,538
MSCI, Inc.	6,166	3,131,280
Nasdaq, Inc.	25,960	1,777,222
Northern Trust Corp.	15,960	1,486,036
Raymond James Financial, Inc.	14,877	1,739,121
S&P Global, Inc.	26,094	9,205,963
State Street Corp.	28,156	2,243,189
T. Rowe Price Group, Inc.	17,286	2,159,194
		82,129,033
Chemicals - 1.5%
Air Products and Chemicals, Inc.	16,985	5,268,068
Albemarle Corp.	8,971	2,493,848
Celanese Corp.	7,635	819,235
CF Industries Holdings, Inc.	15,261	1,651,088
Corteva, Inc.	55,037	3,696,285
Dow, Inc.	55,004	2,803,554
DuPont de Nemours, Inc.	38,364	2,705,046
Eastman Chemical Co.	9,406	814,748
Ecolab, Inc.	18,990	2,845,272
FMC Corp.	9,647	1,260,284
International Flavors & Fragrances, Inc.	19,526	2,066,241

See accompanying notes to the financial statements.

Ultra S&P500® Schedule of Portfolio Investments

November 30, 2022 (Unaudited)

Investments	Shares	Value ($)

Linde plc	38,170	12,843,442
LyondellBasell Industries NV, Class A	19,487	1,656,590
Mosaic Co. (The)	26,444	1,356,577
PPG Industries, Inc.	17,998	2,433,689
Sherwin-Williams Co. (The)	18,064	4,501,187
		49,215,154
Commercial Services & Supplies - 0.4%
Cintas Corp.	6,587	3,041,745
Copart, Inc.*	32,766	2,180,905
Republic Services, Inc.	15,728	2,190,753
Rollins, Inc.	17,726	716,839
Waste Management, Inc.	28,808	4,831,678
		12,961,920
Communications Equipment - 0.7%
Arista Networks, Inc.*	18,877	2,629,566
Cisco Systems, Inc.	317,154	15,768,897
F5, Inc.*	4,562	705,331
Juniper Networks, Inc.	24,708	821,294
Motorola Solutions, Inc.	12,782	3,479,260
		23,404,348
Construction & Engineering - 0.1%
Quanta Services, Inc.	10,954	1,641,786

Construction Materials - 0.1%
Martin Marietta Materials, Inc.	4,777	1,750,675
Vulcan Materials Co.	10,179	1,866,116
		3,616,791
Consumer Finance - 0.4%
American Express Co.	45,938	7,239,369
Capital One Financial Corp.	29,396	3,034,843
Discover Financial Services	20,922	2,267,108
Synchrony Financial	36,898	1,386,627
		13,927,947
Containers & Packaging - 0.2%
Amcor plc	115,096	1,421,436
Avery Dennison Corp.	6,223	1,203,093
Ball Corp.	24,073	1,350,014
International Paper Co.	27,727	1,029,226
Packaging Corp. of America	7,179	975,554
Sealed Air Corp.	11,123	592,077
Westrock Co.	19,477	738,568
		7,309,968
Distributors - 0.1%
Genuine Parts Co.	10,832	1,985,831
LKQ Corp.	19,965	1,084,698
Pool Corp.	3,032	998,771
		4,069,300
Diversified Financial Services - 1.4%
Berkshire Hathaway, Inc., Class B*	138,231	44,040,397

Diversified Telecommunication Services - 0.7%
AT&T, Inc.	545,776	10,522,561
Lumen Technologies, Inc.	72,952	399,048
Verizon Communications, Inc.	321,653	12,538,034
		23,459,643
Electric Utilities - 1.6%
Alliant Energy Corp.	19,218	1,081,973
American Electric Power Co., Inc.	39,347	3,808,790
Constellation Energy Corp.	25,033	2,406,172
Duke Energy Corp.	58,971	5,892,972
Edison International	29,214	1,947,405
Entergy Corp.	15,580	1,811,487
Evergy, Inc.	17,579	1,040,853
Eversource Energy	26,534	2,198,607
Exelon Corp.	75,958	3,142,382
FirstEnergy Corp.	41,575	1,714,553
NextEra Energy, Inc.	150,481	12,745,741
NRG Energy, Inc.	18,010	764,524
PG&E Corp.*	123,310	1,935,967
Pinnacle West Capital Corp.	8,658	678,094
PPL Corp.	56,384	1,664,456
Southern Co. (The)	81,415	5,506,911
Xcel Energy, Inc.	41,900	2,942,218
		51,283,105
Electrical Equipment - 0.5%
AMETEK, Inc.	17,583	2,504,171
Eaton Corp. plc	30,506	4,986,206
Emerson Electric Co.	45,287	4,337,136
Generac Holdings, Inc.*	4,889	515,887
Rockwell Automation, Inc.	8,841	2,335,969
		14,679,369
Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corp., Class A	45,557	3,664,149
CDW Corp.	10,358	1,953,933
Corning, Inc.	58,268	1,988,687
Keysight Technologies, Inc.*	13,782	2,493,026
TE Connectivity Ltd.	24,496	3,089,436
Teledyne Technologies, Inc.*	3,589	1,507,739
Trimble, Inc.*	18,968	1,133,338
Zebra Technologies Corp., Class A*	3,967	1,072,201
		16,902,509
Energy Equipment & Services - 0.3%
Baker Hughes Co.	77,490	2,248,760
Halliburton Co.	69,462	2,631,915
Schlumberger Ltd.	108,295	5,582,607
		10,463,282
Entertainment - 1.1%
Activision Blizzard, Inc.	54,524	4,032,050
Electronic Arts, Inc.	20,231	2,645,810
Live Nation Entertainment, Inc.*(b)	10,882	791,774
Netflix, Inc.*	34,060	10,406,352
Take-Two Interactive Software, Inc.*	12,001	1,268,386
Walt Disney Co. (The)*	139,627	13,665,294
Warner Bros Discovery, Inc.*	169,194	1,928,812
		34,738,478
Equity Real Estate Investment Trusts (REITs) - 2.1%
Alexandria Real Estate Equities, Inc.	11,372	1,769,597
American Tower Corp.	35,659	7,889,554
AvalonBay Communities, Inc.	10,710	1,873,179
Boston Properties, Inc.	10,924	787,402
Camden Property Trust	8,159	981,772
Crown Castle, Inc.	33,166	4,690,667
Digital Realty Trust, Inc.	22,012	2,475,469
Equinix, Inc.	6,975	4,817,284
Equity Residential	25,926	1,681,560
Essex Property Trust, Inc.	4,988	1,099,255
Extra Space Storage, Inc.	10,256	1,648,037
Federal Realty Investment Trust	5,577	619,605
Healthpeak Properties, Inc.	41,326	1,085,221
Host Hotels & Resorts, Inc.	54,753	1,037,022
Invitation Homes, Inc.	44,410	1,449,098
Iron Mountain, Inc.	22,263	1,209,549

See accompanying notes to the financial statements.

Ultra S&P500® Schedule of Portfolio Investments

November 30, 2022 (Unaudited)

Investments	Shares	Value ($)

Kimco Realty Corp.	47,369	1,085,697
Mid-America Apartment Communities, Inc.	8,841	1,457,704
Prologis, Inc.	70,711	8,329,049
Public Storage	12,100	3,605,316
Realty Income Corp.	47,300	2,983,211
Regency Centers Corp.	11,795	783,542
SBA Communications Corp.	8,262	2,472,817
Simon Property Group, Inc.	25,072	2,994,600
UDR, Inc.	23,392	970,066
Ventas, Inc.	30,614	1,424,469
VICI Properties, Inc.	73,763	2,522,695
Vornado Realty Trust	12,338	312,028
Welltower, Inc.	35,489	2,520,784
Weyerhaeuser Co.	56,700	1,854,657
		68,430,906
Food & Staples Retailing - 1.3%
Costco Wholesale Corp.	33,926	18,294,596
Kroger Co. (The)	49,872	2,453,204
Sysco Corp.	39,020	3,375,620
Walgreens Boots Alliance, Inc.	54,940	2,280,010
Walmart, Inc.	109,170	16,639,691
		43,043,121
Food Products - 0.9%
Archer-Daniels-Midland Co.	42,933	4,185,967
Campbell Soup Co.	15,424	827,806
Conagra Brands, Inc.	36,770	1,396,525
General Mills, Inc.	45,625	3,891,813
Hershey Co. (The)	11,249	2,645,427
Hormel Foods Corp.	22,166	1,041,802
J M Smucker Co. (The)	8,161	1,256,876
Kellogg Co.	19,537	1,425,224
Kraft Heinz Co. (The)	61,006	2,400,586
Lamb Weston Holdings, Inc.	11,008	956,595
McCormick & Co., Inc. (Non-Voting)	19,183	1,634,008
Mondelez International, Inc., Class A	104,971	7,097,089
Tyson Foods, Inc., Class A	22,182	1,470,223
		30,229,941
Gas Utilities - 0.0%(c)
Atmos Energy Corp.	10,714	1,287,823

Health Care Equipment & Supplies - 2.2%
Abbott Laboratories	134,125	14,429,167
ABIOMED, Inc.*	3,482	1,315,465
Align Technology, Inc.*	5,563	1,094,020
Baxter International, Inc.	38,571	2,180,419
Becton Dickinson and Co.	21,843	5,446,334
Boston Scientific Corp.*	109,646	4,963,674
Cooper Cos., Inc. (The)	3,779	1,195,487
DENTSPLY SIRONA, Inc.	16,504	499,411
Dexcom, Inc.*	30,060	3,495,377
Edwards Lifesciences Corp.*	47,481	3,667,907
Hologic, Inc.*	19,121	1,456,255
IDEXX Laboratories, Inc.*	6,376	2,715,347
Intuitive Surgical, Inc.*	27,360	7,397,870
Medtronic plc	101,765	8,043,506
ResMed, Inc.	11,215	2,581,693
STERIS plc	7,660	1,422,768
Stryker Corp.	25,788	6,031,555
Teleflex, Inc.	3,592	840,959
Zimmer Biomet Holdings, Inc.	16,070	1,930,007
		70,707,221
Health Care Providers & Services - 2.9%
AmerisourceBergen Corp.	12,404	2,117,239
Cardinal Health, Inc.	20,865	1,672,747
Centene Corp.*	43,777	3,810,788
Cigna Corp.	23,369	7,685,830
CVS Health Corp.	100,549	10,243,932
DaVita, Inc.*	4,265	314,459
Elevance Health, Inc.	18,382	9,796,135
HCA Healthcare, Inc.	16,487	3,960,507
Henry Schein, Inc.*	10,425	843,591
Humana, Inc.	9,693	5,330,181
Laboratory Corp. of America Holdings	6,924	1,666,607
McKesson Corp.	11,008	4,201,533
Molina Healthcare, Inc.*	4,450	1,498,627
Quest Diagnostics, Inc.	8,931	1,355,994
UnitedHealth Group, Inc.	71,644	39,243,717
Universal Health Services, Inc., Class B	5,033	658,568
		94,400,455
Hotels, Restaurants & Leisure - 1.6%
Booking Holdings, Inc.*	3,041	6,323,607
Caesars Entertainment, Inc.*	16,422	834,402
Carnival Corp.*	75,600	750,708
Chipotle Mexican Grill, Inc.*	2,127	3,460,544
Darden Restaurants, Inc.	9,388	1,379,942
Domino's Pizza, Inc.	2,748	1,068,230
Expedia Group, Inc.*	11,644	1,244,045
Hilton Worldwide Holdings, Inc.	21,003	2,995,448
Las Vegas Sands Corp.*	25,166	1,178,775
Marriott International, Inc., Class A	21,129	3,493,680
McDonald's Corp.	56,348	15,371,171
MGM Resorts International	24,989	921,095
Norwegian Cruise Line Holdings Ltd.*	32,274	530,585
Royal Caribbean Cruises Ltd.*	16,800	1,006,824
Starbucks Corp.	87,879	8,981,234
Wynn Resorts Ltd.*	7,927	663,173
Yum! Brands, Inc.	21,793	2,803,887
		53,007,350
Household Durables - 0.3%
DR Horton, Inc.	24,218	2,082,748
Garmin Ltd.	11,817	1,098,863
Lennar Corp., Class A	19,529	1,715,232
Mohawk Industries, Inc.*	4,039	409,272
Newell Brands, Inc.	28,860	374,314
NVR, Inc.*	236	1,094,806
PulteGroup, Inc.	17,730	793,949
Whirlpool Corp.	4,175	611,763
		8,180,947
Household Products - 1.2%
Church & Dwight Co., Inc.	18,604	1,523,110
Clorox Co. (The)	9,433	1,402,215
Colgate-Palmolive Co.	63,885	4,949,810
Kimberly-Clark Corp.	25,858	3,507,121
Procter & Gamble Co. (The)	183,014	27,298,368
		38,680,624
Independent Power and Renewable Electricity Producers - 0.0%(c)
AES Corp. (The)	51,157	1,479,460

See accompanying notes to the financial statements.

Ultra S&P500® Schedule of Portfolio Investments

November 30, 2022 (Unaudited)

Investments	Shares	Value ($)

Industrial Conglomerates - 0.7%
3M Co.	42,401	5,341,254
General Electric Co.	83,984	7,220,104
Honeywell International, Inc.	51,598	11,328,341
		23,889,699
Insurance - 1.9%
Aflac, Inc.	44,042	3,167,941
Allstate Corp. (The)	20,702	2,771,998
American International Group, Inc.	58,240	3,675,526
Aon plc, Class A	16,155	4,980,263
Arch Capital Group Ltd.*	28,272	1,693,776
Arthur J Gallagher & Co.	16,109	3,207,463
Assurant, Inc.	4,075	522,497
Brown & Brown, Inc.	17,955	1,069,938
Chubb Ltd.	31,987	7,024,025
Cincinnati Financial Corp.	12,193	1,352,935
Everest Re Group Ltd.	3,018	1,019,903
Globe Life, Inc.	6,940	832,522
Hartford Financial Services Group, Inc. (The)	24,749	1,890,081
Lincoln National Corp.	11,864	461,984
Loews Corp.	15,317	890,684
Marsh & McLennan Cos., Inc.	38,219	6,618,766
MetLife, Inc.	51,315	3,935,861
Principal Financial Group, Inc.	17,753	1,592,089
Progressive Corp. (The)	44,798	5,920,056
Prudential Financial, Inc.	28,491	3,077,883
Travelers Cos., Inc. (The)	18,176	3,449,987
W R Berkley Corp.	15,644	1,193,324
Willis Towers Watson plc	8,422	2,073,160
		62,422,662
Interactive Media & Services - 3.4%
Alphabet, Inc., Class A*	459,230	46,377,638
Alphabet, Inc., Class C*	410,657	41,661,153
Match Group, Inc.*	21,674	1,095,837
Meta Platforms, Inc., Class A*	174,675	20,629,117
		109,763,745
Internet & Direct Marketing Retail - 2.1%
Amazon.com, Inc.*	678,824	65,533,669
eBay, Inc.	42,076	1,911,933
Etsy, Inc.*	9,697	1,280,877
		68,726,479
IT Services - 3.6%
Accenture plc, Class A	48,446	14,578,855
Akamai Technologies, Inc.*	12,174	1,154,826
Automatic Data Processing, Inc.	31,824	8,405,991
Broadridge Financial Solutions, Inc.	8,978	1,338,709
Cognizant Technology Solutions Corp., Class A	39,657	2,467,062
DXC Technology Co.*	17,606	522,370
EPAM Systems, Inc.*	4,394	1,619,540
Fidelity National Information Services, Inc.	46,565	3,379,688
Fiserv, Inc.*	48,985	5,112,075
FleetCor Technologies, Inc.*	5,745	1,127,169
Gartner, Inc.*	6,058	2,122,541
Global Payments, Inc.	21,228	2,203,042
International Business Machines Corp.	69,174	10,300,009
Jack Henry & Associates, Inc.	5,580	1,056,573
Mastercard, Inc., Class A	65,348	23,290,027
Paychex, Inc.	24,533	3,042,828
PayPal Holdings, Inc.*	88,574	6,945,087
VeriSign, Inc.*	7,149	1,428,442
Visa, Inc., Class A	125,225	27,173,825
		117,268,659
Leisure Products - 0.0%(c)
Hasbro, Inc.	9,942	624,556

Life Sciences Tools & Services - 1.5%
Agilent Technologies, Inc.	22,878	3,545,632
Bio-Rad Laboratories, Inc., Class A*	1,641	680,539
Bio-Techne Corp.	12,020	1,021,580
Charles River Laboratories International, Inc.*	3,896	890,509
Danaher Corp.	50,143	13,709,598
Illumina, Inc.*	12,032	2,623,938
IQVIA Holdings, Inc.*	14,285	3,114,416
Mettler-Toledo International, Inc.*	1,724	2,533,521
PerkinElmer, Inc.	9,667	1,350,770
Thermo Fisher Scientific, Inc.	30,007	16,810,521
Waters Corp.*	4,586	1,589,508
West Pharmaceutical Services, Inc.	5,671	1,330,757
		49,201,289
Machinery - 1.5%
Caterpillar, Inc.	40,432	9,558,529
Cummins, Inc.	10,795	2,711,272
Deere & Co.	21,302	9,394,182
Dover Corp.	10,994	1,560,598
Fortive Corp.	27,243	1,840,265
IDEX Corp.	5,781	1,372,930
Illinois Tool Works, Inc.	21,580	4,908,802
Ingersoll Rand, Inc.	30,879	1,666,539
Nordson Corp.	4,141	979,305
Otis Worldwide Corp.	32,185	2,513,327
PACCAR, Inc.	26,637	2,821,125
Parker-Hannifin Corp.	9,832	2,939,178
Pentair plc	12,596	576,519
Snap-on, Inc.	4,080	981,648
Stanley Black & Decker, Inc.	11,321	925,152
Westinghouse Air Brake Technologies Corp.	13,930	1,408,184
Xylem, Inc.	13,800	1,550,430
		47,707,985
Media - 0.6%
Charter Communications, Inc., Class A*	8,490	3,322,052
Comcast Corp., Class A	337,284	12,358,086
DISH Network Corp., Class A*	19,213	308,369
Fox Corp., Class A	23,473	761,699
Fox Corp., Class B	10,779	328,975
Interpublic Group of Cos., Inc. (The)	29,949	1,029,047
News Corp., Class A	29,533	565,557
News Corp., Class B	9,149	177,948
Omnicom Group, Inc.	15,689	1,251,355
Paramount Global, Class B(b)	38,675	776,594
		20,879,682
Metals & Mining - 0.3%
Freeport-McMoRan, Inc.	109,523	4,359,015
Newmont Corp.	60,787	2,885,559
Nucor Corp.	20,050	3,006,498
		10,251,072

See accompanying notes to the financial statements.

Ultra S&P500® Schedule of Portfolio Investments

November 30, 2022 (Unaudited)

Investments	Shares	Value ($)

Multiline Retail - 0.4%
Dollar General Corp.	17,386	4,445,253
Dollar Tree, Inc.*	16,167	2,429,738
Target Corp.	35,514	5,933,324
		12,808,315
Multi-Utilities - 0.7%
Ameren Corp.	19,788	1,767,464
CenterPoint Energy, Inc.	48,213	1,499,906
CMS Energy Corp.	22,226	1,357,342
Consolidated Edison, Inc.	27,157	2,662,472
Dominion Energy, Inc.	63,761	3,896,435
DTE Energy Co.	14,838	1,721,356
NiSource, Inc.	31,092	868,711
Public Service Enterprise Group, Inc.	38,207	2,313,434
Sempra Energy	24,073	4,000,692
WEC Energy Group, Inc.	24,159	2,395,123
		22,482,935
Oil, Gas & Consumable Fuels - 3.8%
APA Corp.	25,009	1,171,672
Chevron Corp.	137,925	25,283,032
ConocoPhillips	97,501	12,042,349
Coterra Energy, Inc.	60,934	1,700,668
Devon Energy Corp.	50,151	3,436,347
Diamondback Energy, Inc.	13,614	2,015,144
EOG Resources, Inc.	44,885	6,370,528
EQT Corp.	28,335	1,201,687
Exxon Mobil Corp.	319,196	35,539,283
Hess Corp.	21,342	3,071,327
Kinder Morgan, Inc.	151,849	2,903,353
Marathon Oil Corp.	51,896	1,589,574
Marathon Petroleum Corp.	38,189	4,651,802
Occidental Petroleum Corp.	57,074	3,966,072
ONEOK, Inc.	34,225	2,290,337
Phillips 66	36,843	3,995,255
Pioneer Natural Resources Co.	18,279	4,313,661
Targa Resources Corp.	17,352	1,290,815
Valero Energy Corp.	30,174	4,031,850
Williams Cos., Inc. (The)	93,326	3,238,412
		124,103,168
Personal Products - 0.1%
Estee Lauder Cos., Inc. (The), Class A	17,754	4,186,216

Pharmaceuticals - 3.8%
Bristol-Myers Squibb Co.	163,538	13,128,831
Catalent, Inc.*	13,726	688,084
Eli Lilly & Co.	60,402	22,413,974
Johnson & Johnson	201,367	35,843,326
Merck & Co., Inc.	194,022	21,365,703
Organon & Co.	19,479	506,844
Pfizer, Inc.	429,846	21,548,180
Viatris, Inc.	92,871	1,024,367
Zoetis, Inc.	35,854	5,526,535
		122,045,844
Professional Services - 0.3%
CoStar Group, Inc.*	30,325	2,457,538
Equifax, Inc.	9,375	1,850,344
Jacobs Solutions, Inc.	9,773	1,236,675
Leidos Holdings, Inc.	10,458	1,143,373
Robert Half International, Inc.	8,392	661,122
Verisk Analytics, Inc.	12,021	2,208,378
		9,557,430
Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A*	24,598	1,958,001

Road & Rail - 0.7%
CSX Corp.	163,996	5,361,029
JB Hunt Transport Services, Inc.	6,361	1,169,724
Norfolk Southern Corp.	17,989	4,614,179
Old Dominion Freight Line, Inc.	7,020	2,124,322
Union Pacific Corp.	47,828	10,399,242
		23,668,496
Semiconductors & Semiconductor Equipment - 4.3%
Advanced Micro Devices, Inc.*	123,593	9,594,486
Analog Devices, Inc.	39,812	6,844,081
Applied Materials, Inc.	66,607	7,300,127
Broadcom, Inc.	30,928	17,042,256
Enphase Energy, Inc.*	10,375	3,326,121
Intel Corp.	314,423	9,454,700
KLA Corp.	10,861	4,270,002
Lam Research Corp.	10,491	4,955,739
Microchip Technology, Inc.	42,314	3,350,846
Micron Technology, Inc.	84,474	4,869,926
Monolithic Power Systems, Inc.	3,404	1,300,192
NVIDIA Corp.	191,735	32,447,314
NXP Semiconductors NV	20,112	3,536,494
ON Semiconductor Corp.*	33,181	2,495,211
Qorvo, Inc.*	7,904	784,472
QUALCOMM, Inc.	86,010	10,879,405
Skyworks Solutions, Inc.	12,288	1,174,978
SolarEdge Technologies, Inc.*	4,261	1,273,442
Teradyne, Inc.	12,008	1,122,148
Texas Instruments, Inc.	69,980	12,628,591
		138,650,531
Software - 6.7%
Adobe, Inc.*	35,844	12,363,671
ANSYS, Inc.*	6,669	1,695,927
Autodesk, Inc.*	16,641	3,360,650
Cadence Design Systems, Inc.*	20,976	3,608,711
Ceridian HCM Holding, Inc.*	11,723	802,322
Fortinet, Inc.*	50,126	2,664,698
Gen Digital, Inc.	45,357	1,041,397
Intuit, Inc.	21,604	8,805,574
Microsoft Corp.	571,195	145,734,692
Oracle Corp.	116,340	9,659,710
Paycom Software, Inc.*	3,723	1,262,469
PTC, Inc.*	8,097	1,030,019
Roper Technologies, Inc.	8,119	3,563,348
Salesforce, Inc.*	76,206	12,212,012
ServiceNow, Inc.*	15,471	6,440,577
Synopsys, Inc.*	11,716	3,978,051
Tyler Technologies, Inc.*	3,185	1,091,627
		219,315,455
Specialty Retail - 1.9%
Advance Auto Parts, Inc.	4,644	701,198
AutoZone, Inc.*	1,493	3,850,447
Bath & Body Works, Inc.	17,485	743,113
Best Buy Co., Inc.	15,348	1,309,184
CarMax, Inc.*	12,190	845,498
Home Depot, Inc. (The)	78,715	25,502,873
Lowe's Cos., Inc.	48,950	10,404,322
O'Reilly Automotive, Inc.*	4,883	4,221,549
Ross Stores, Inc.	26,801	3,153,674
TJX Cos., Inc. (The)	89,735	7,183,287
Tractor Supply Co.	8,501	1,923,861

See accompanying notes to the financial statements.

Ultra S&P500® Schedule of Portfolio Investments

November 30, 2022 (Unaudited)

Investments	Shares	Value ($)

Ulta Beauty, Inc.*	3,969	1,844,950
		61,683,956
Technology Hardware, Storage & Peripherals - 5.5%
Apple, Inc.	1,156,997	171,270,266
Hewlett Packard Enterprise Co.	99,515	1,669,862
HP, Inc.	69,699	2,093,758
NetApp, Inc.	16,829	1,137,808
Seagate Technology Holdings plc	14,958	792,325
Western Digital Corp.*	23,985	881,449
		177,845,468
Textiles, Apparel & Luxury Goods - 0.4%
NIKE, Inc., Class B	96,782	10,616,018
Ralph Lauren Corp.	3,286	371,712
Tapestry, Inc.	19,285	728,394
VF Corp.	25,291	830,051
		12,546,175
Tobacco - 0.6%
Altria Group, Inc.	137,924	6,424,500
Philip Morris International, Inc.	118,726	11,833,420
		18,257,920
Trading Companies & Distributors - 0.2%
Fastenal Co.	44,014	2,267,161
United Rentals, Inc.*	5,360	1,892,241
WW Grainger, Inc.	3,468	2,091,412
		6,250,814
Water Utilities - 0.1%
American Water Works Co., Inc.	13,923	2,112,954

Wireless Telecommunication Services - 0.2%
T-Mobile US, Inc.*	46,102	6,982,609

TOTAL COMMON STOCKS (Cost $3,022,282,859)		2,626,177,702

SECURITIES LENDING REINVESTMENTS(d) - 0.0%(c)

INVESTMENT COMPANIES - 0.0%(c)
BlackRock Liquidity FedFund, Institutional Class 3.55% (Cost $195,210)	195,210	195,210

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 38.0%

REPURCHASE AGREEMENTS(e) - 9.3%
Repurchase Agreements with various counterparties, rates 3.40% - 3.80%, dated 11/30/2022, due 12/1/2022, total to be received $301,330,688
(Cost $301,299,198)	301,299,198	301,299,198

U.S. TREASURY OBLIGATIONS - 28.7%
U.S. Treasury Bills
2.64%, 12/1/2022(f)	100,000,000	100,000,000
3.06%, 12/15/2022(b)(f)	50,000,000	49,939,139
0.69%, 12/29/2022(f)	45,000,000	44,867,214
3.33%, 1/19/2023(f)	100,000,000	99,468,826
3.23%, 2/16/2023(f)	100,000,000	99,118,528
4.25%, 3/16/2023(f)	100,000,000	98,758,776
4.40%, 3/21/2023(f)	50,000,000	49,338,281
3.84%, 3/23/2023(f)	250,000,000	246,719,723
4.15%, 4/6/2023(f)	75,000,000	73,910,494
4.34%, 5/18/2023(f)	75,000,000	73,434,450
TOTAL U.S. TREASURY OBLIGATIONS (Cost $936,411,519)		935,555,431

TOTAL SHORT-TERM INVESTMENTS (Cost $1,237,710,717)		1,236,854,629
Total Investments - 118.7% (Cost $4,260,188,786)		3,863,227,541
Liabilities in excess of other assets - (18.7%)		(609,960,101)
Net Assets - 100.0%		3,253,267,440

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $1,585,192,032.
(b)	The security or a portion of this security is on loan at November 30, 2022. The total value of securities on loan at November 30, 2022 was $1,856,131, collateralized in the form of cash with a value of $195,210 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $1,685,207 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 5.50%, and maturity dates ranging from December 15, 2022 – February 15, 2049. The total value of collateral is $1,880,417.
(c)	Represents less than 0.05% of net assets.
(d)	The security was purchased with cash collateral held from securities on loan at November 30, 2022. The total value of securities purchased was $195,210.
(e)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(f)	The rate shown was the current yield as of November 30, 2022.

As of November 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$119,436,756
Aggregate gross unrealized depreciation	(1,190,295,454)
Net unrealized depreciation	$(1,070,858,698)
Federal income tax cost	$4,304,993,935

See accompanying notes to the financial statements.

Ultra S&P500® Schedule of Portfolio Investments

November 30, 2022 (Unaudited)

Futures Contracts Purchased

Ultra S&P500® had the following open long futures contracts as of November 30, 2022:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation

S&P 500 E-Mini Index	1,014	12/16/2022	USD	$206,919,375	$13,311,129

Swap Agreementsa

Ultra S&P500® had the following open non-exchange traded total return swap agreements as of November 30, 2022:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/ the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/ the Counterparty ($)	Net Amount[e] ($)

272,902,237	5/8/2023	Bank of America NA	4.18%	S&P 500®	(50,947,029)	48,071,495	2,875,534	—

435,751,668	5/8/2023	BNP Paribas SA	4.43%	S&P 500®	(151,336,650)	151,251,677	84,973	—

389,985,074	4/10/2023	Citibank NA	4.49%	S&P 500®	(85,327,726)	60,693,032	24,634,694	—

527,288,936	4/8/2024	Goldman Sachs International	4.43%	S&P 500®	27,563,085
695,608,255	3/7/2023	Goldman Sachs International	4.34%	SPDR® S&P 500® ETF Trust	(121,986,380)
1,222,897,191					(94,423,295)	60,529,671	33,893,624	—
292,339,882	5/8/2023	J.P. Morgan Securities	4.23%	S&P 500®	(82,174,843)	82,140,463	34,380	—

197,563,006	4/10/2023	Morgan Stanley & Co. International plc	4.38%	S&P 500®	(40,237,918)	39,646,968	590,950	—

417,656,380	11/6/2023	Societe Generale	4.33%	S&P 500®	(36,238,834)	36,215,614	23,220	—

444,503,504	3/7/2023	UBS AG	4.33%	S&P 500®	(101,717,138)	75,270,219	26,446,919	—

3,673,598,942					(642,403,433)
				Total Unrealized Appreciation	27,563,085
				Total Unrealized Depreciation	(669,966,518)

[a]	The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
[b]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[c]	Reflects the floating financing rate, as of November 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
[d]	The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
[e]	Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD	U.S. Dollar

See accompanying notes to the financial statements.

Ultra SmallCap600

Schedule of Portfolio Investments

November 30, 2022 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 82.8%

Aerospace & Defense - 1.1%
AAR Corp.*	976	45,442
Aerojet Rocketdyne Holdings, Inc.*	2,194	114,088
AeroVironment, Inc.*	725	66,693
Kaman Corp.	813	16,561
Moog, Inc., Class A	840	73,105
National Presto Industries, Inc.	147	10,161
Park Aerospace Corp.	564	7,462
Triumph Group, Inc.*	1,885	21,583
		355,095
Air Freight & Logistics - 0.7%
Atlas Air Worldwide Holdings, Inc.*	748	75,376
Forward Air Corp.	779	87,536
Hub Group, Inc., Class A*	986	82,972
		245,884
Airlines - 0.3%
Allegiant Travel Co.*	448	37,009
Hawaiian Holdings, Inc.*	1,491	20,725
SkyWest, Inc.*	1,468	27,085
Sun Country Airlines Holdings, Inc.*	945	19,089
		103,908
Auto Components - 1.1%
American Axle & Manufacturing Holdings, Inc.*	3,324	34,603
Dorman Products, Inc.*	821	73,594
Gentherm, Inc.*	962	68,869
LCI Industries	738	72,959
Motorcar Parts of America, Inc.*	558	6,289
Patrick Industries, Inc.	630	35,236
Standard Motor Products, Inc.	541	20,780
XPEL, Inc.*(b)	569	39,005
		351,335
Automobiles - 0.2%
Winnebago Industries, Inc.	922	54,020

Banks - 9.0%
Ameris Bancorp	1,892	100,049
Banc of California, Inc.	1,619	27,474
BancFirst Corp.(c)	504	51,378
Bancorp, Inc. (The)*	1,641	49,181
BankUnited, Inc.	2,261	83,024
Banner Corp.	992	70,055
Berkshire Hills Bancorp, Inc.	1,329	41,438
Brookline Bancorp, Inc.	2,225	31,639
Central Pacific Financial Corp.	795	16,846
City Holding Co.	431	43,927
Columbia Banking System, Inc.	2,282	77,725
Community Bank System, Inc.	1,559	101,553
Customers Bancorp, Inc.*	885	28,559
CVB Financial Corp.(c)	3,814	109,385
Dime Community Bancshares, Inc.	941	33,565
Eagle Bancorp, Inc.	931	43,906
FB Financial Corp.	1,020	43,666
First Bancorp	5,456	83,913
First Bancorp	1,036	50,381
First Commonwealth Financial Corp.	2,710	39,891
First Financial Bancorp	2,753	72,762
First Hawaiian, Inc.	3,706	98,394
Hanmi Financial Corp.	885	23,939
Heritage Financial Corp.	1,019	33,525
Hilltop Holdings, Inc.	1,331	39,664
HomeStreet, Inc.	516	14,087
Hope Bancorp, Inc.	3,467	47,221
Independent Bank Corp.	1,332	120,573
Independent Bank Group, Inc.	1,027	67,720
Lakeland Financial Corp.	736	58,115
National Bank Holdings Corp., Class A	873	40,603
NBT Bancorp, Inc.	1,243	57,377
Northwest Bancshares, Inc.	3,682	56,298
OFG Bancorp	1,380	39,979
Pacific Premier Bancorp, Inc.	2,756	101,834
Park National Corp.	420	63,559
Pathward Financial, Inc.	843	36,696
Preferred Bank	395	29,858
Renasant Corp.	1,624	66,210
S&T Bancorp, Inc.	1,136	42,509
Seacoast Banking Corp. of Florida	1,782	61,265
ServisFirst Bancshares, Inc.	1,418	107,513
Simmons First National Corp., Class A	3,724	86,434
Southside Bancshares, Inc.	885	32,161
Stellar Bancorp, Inc.	1,303	44,054
Tompkins Financial Corp.	366	30,576
Triumph Bancorp, Inc.*(c)	667	39,860
Trustmark Corp.	1,776	64,966
United Community Banks, Inc.	3,078	119,950
Veritex Holdings, Inc.	1,566	51,146
Westamerica Bancorp	781	48,227
		2,924,630
Beverages - 0.3%
MGP Ingredients, Inc.	447	55,902
National Beverage Corp.	677	34,886
		90,788
Biotechnology - 2.1%
Anika Therapeutics, Inc.*	424	13,373
Arcus Biosciences, Inc.*	1,508	53,036
Avid Bioservices, Inc.*(c)	1,795	28,110
Catalyst Pharmaceuticals, Inc.*	2,745	46,034
Coherus Biosciences, Inc.*	1,872	12,842
Cytokinetics, Inc.*	2,732	116,110
Dynavax Technologies Corp.*	3,413	42,355
Eagle Pharmaceuticals, Inc.*	308	11,187
Emergent BioSolutions, Inc.*	1,288	15,842
Enanta Pharmaceuticals, Inc.*	565	24,741
Ironwood Pharmaceuticals, Inc.*	3,869	46,854
iTeos Therapeutics, Inc.*	712	14,347
Myriad Genetics, Inc.*	2,340	47,408
Organogenesis Holdings, Inc.*	2,051	5,620
REGENXBIO, Inc.*	1,091	26,075
uniQure NV*	1,193	31,567
Vanda Pharmaceuticals, Inc.*	1,641	17,903
Vericel Corp.*	1,369	31,254
Vir Biotechnology, Inc.*	2,194	61,915
Xencor, Inc.*	1,732	51,475
		698,048
Building Products - 1.6%
AAON, Inc.	1,219	96,618
American Woodmark Corp.*	482	26,124
Apogee Enterprises, Inc.	643	31,025

See accompanying notes to the financial statements.

Ultra SmallCap600

Schedule of Portfolio Investments

November 30, 2022 (Unaudited)

Investments	Shares	Value ($)

Gibraltar Industries, Inc.*	918	46,460
Griffon Corp.	1,375	48,551
Insteel Industries, Inc.	566	16,691
PGT Innovations, Inc.*	1,740	34,435
Quanex Building Products Corp.	967	22,985
Resideo Technologies, Inc.*	4,228	68,494
UFP Industries, Inc.	1,788	146,366
		537,749
Capital Markets - 0.8%
B Riley Financial, Inc.	460	20,203
Blucora, Inc.*	1,386	34,719
Brightsphere Investment Group, Inc.	938	19,098
Donnelley Financial Solutions, Inc.*	742	28,329
Piper Sandler Cos.	398	57,177
StoneX Group, Inc.*	500	50,735
Virtus Investment Partners, Inc.	198	38,400
WisdomTree, Inc.	3,233	18,008
		266,669
Chemicals - 2.6%
AdvanSix, Inc.	813	33,463
American Vanguard Corp.	842	19,366
Balchem Corp.	932	131,226
FutureFuel Corp.	749	6,621
Hawkins, Inc.	549	22,838
HB Fuller Co.	1,543	123,918
Innospec, Inc.	719	79,730
Koppers Holdings, Inc.	606	18,053
Livent Corp.*	5,202	145,604
Mativ Holdings, Inc.	1,587	32,962
Minerals Technologies, Inc.	946	57,034
Quaker Chemical Corp.	395	77,732
Rayonier Advanced Materials, Inc.*	1,857	14,373
Stepan Co.	615	68,616
Tredegar Corp.	730	7,548
Trinseo plc	1,015	25,020
		864,104
Commercial Services & Supplies - 1.9%
ABM Industries, Inc.	1,938	91,435
Brady Corp., Class A	1,355	64,904
CoreCivic, Inc., REIT*	3,413	45,325
Deluxe Corp.	1,250	24,175
GEO Group, Inc. (The)*	3,601	42,564
Harsco Corp.*	2,305	17,241
Healthcare Services Group, Inc.	2,149	29,979
HNI Corp.	1,200	34,800
Interface, Inc.	1,705	18,465
KAR Auction Services, Inc.*	3,362	46,194
Matthews International Corp., Class A	888	28,114
MillerKnoll, Inc.	2,201	44,878
Pitney Bowes, Inc.	4,693	17,927
UniFirst Corp.	438	84,867
Viad Corp.*	598	17,707
		608,575
Communications Equipment - 1.3%
ADTRAN Holdings, Inc.	2,045	41,452
Clearfield, Inc.*	332	43,698
Comtech Telecommunications Corp.	798	9,313
Digi International, Inc.*	1,018	43,234
Extreme Networks, Inc.*	3,751	78,658
Harmonic, Inc.*	3,049	46,772
NETGEAR, Inc.*	834	16,455
NetScout Systems, Inc.*	1,971	73,479
Viavi Solutions, Inc.*	6,612	74,914
		427,975
Construction & Engineering - 1.1%
Arcosa, Inc.	1,403	85,723
Comfort Systems USA, Inc.	1,038	131,577
Granite Construction, Inc.(c)	1,279	46,070
MYR Group, Inc.*	483	46,141
NV5 Global, Inc.*	361	52,168
		361,679
Consumer Finance - 0.8%
Bread Financial Holdings, Inc.	1,447	59,370
Encore Capital Group, Inc.*	693	34,927
Enova International, Inc.*	929	37,476
EZCORP, Inc., Class A*(c)	1,558	15,611
Green Dot Corp., Class A*	1,388	28,287
LendingTree, Inc.*	315	7,544
PRA Group, Inc.*	1,131	38,884
PROG Holdings, Inc.*	1,465	28,846
World Acceptance Corp.*	106	7,517
		258,462
Containers & Packaging - 0.3%
Myers Industries, Inc.	1,058	24,694
O-I Glass, Inc.*	4,519	74,157
		98,851
Diversified Consumer Services - 0.8%
Adtalem Global Education, Inc.*	1,312	54,579
Frontdoor, Inc.*	2,365	55,270
Mister Car Wash, Inc.*	2,293	23,480
Perdoceo Education Corp.*	1,966	28,212
Strategic Education, Inc.	651	53,252
Stride, Inc.*	1,179	41,749
WW International, Inc.*	1,552	6,410
		262,952
Diversified Telecommunication Services - 0.3%
ATN International, Inc.	311	15,055
Cogent Communications Holdings, Inc.	1,238	71,866
Consolidated Communications Holdings, Inc.*	2,143	9,901
		96,822
Electrical Equipment - 0.4%
AZZ, Inc.	719	29,932
Encore Wire Corp.	555	81,091
Powell Industries, Inc.	263	6,922
		117,945
Electronic Equipment, Instruments & Components - 3.4%
Advanced Energy Industries, Inc.	1,084	100,422
Arlo Technologies, Inc.*	2,543	9,714
Badger Meter, Inc.	849	98,331
Benchmark Electronics, Inc.	1,020	29,447
CTS Corp.	925	39,312
ePlus, Inc.*	780	38,735
Fabrinet*	1,068	142,482
FARO Technologies, Inc.*	530	15,858
Insight Enterprises, Inc.*	886	92,064
Itron, Inc.*	1,310	69,666
Knowles Corp.*	2,660	41,496
Methode Electronics, Inc.	1,066	48,695
OSI Systems, Inc.*	460	40,701

See accompanying notes to the financial statements.

Ultra SmallCap600

Schedule of Portfolio Investments

November 30, 2022 (Unaudited)

Investments	Shares	Value ($)

PC Connection, Inc.*	328	18,220
Plexus Corp.*	804	88,617
Rogers Corp.*	544	59,318
Sanmina Corp.*	1,678	110,899
ScanSource, Inc.*	732	21,857
TTM Technologies, Inc.*	2,966	47,664
		1,113,498
Energy Equipment & Services - 1.8%
Archrock, Inc.	3,884	33,830
Bristow Group, Inc.*	681	17,706
Core Laboratories NV	1,344	29,138
DMC Global, Inc.*	538	9,894
Dril-Quip, Inc.*	998	23,493
Helix Energy Solutions Group, Inc.*	4,139	26,407
Helmerich & Payne, Inc.	3,054	155,998
Nabors Industries Ltd.*	260	41,166
Oceaneering International, Inc.*	2,910	44,203
Oil States International, Inc.*(c)	1,854	12,514
Patterson-UTI Energy, Inc.	6,292	112,941
ProPetro Holding Corp.*	2,544	27,933
RPC, Inc.	2,415	22,363
US Silica Holdings, Inc.*	2,193	28,706
		586,292
Entertainment - 0.2%
Cinemark Holdings, Inc.*(c)	3,114	42,381
Marcus Corp. (The)(c)	708	11,498
		53,879
Equity Real Estate Investment Trusts (REITs) - 6.0%
Acadia Realty Trust	2,755	42,372
Agree Realty Corp.	2,317	162,074
Alexander & Baldwin, Inc.	2,110	41,672
American Assets Trust, Inc.	1,511	44,257
Armada Hoffler Properties, Inc.	1,965	23,875
Brandywine Realty Trust	4,979	34,405
CareTrust REIT, Inc.	2,816	55,757
Centerspace	446	28,767
Chatham Lodging Trust*	1,416	18,932
Community Healthcare Trust, Inc.	677	23,871
DiamondRock Hospitality Co.	6,121	57,599
Diversified Healthcare Trust	6,940	6,871
Easterly Government Properties, Inc.	2,636	41,754
Elme Communities	2,536	50,111
Essential Properties Realty Trust, Inc.	4,098	95,115
Four Corners Property Trust, Inc.	2,364	64,159
Franklin Street Properties Corp.	2,666	7,785
Getty Realty Corp.	1,234	40,747
Global Net Lease, Inc.	3,009	40,712
Hersha Hospitality Trust, Class A	954	9,187
Hudson Pacific Properties, Inc.	3,741	43,246
Industrial Logistics Properties Trust	1,899	7,729
Innovative Industrial Properties, Inc.	812	98,423
iStar, Inc.	2,478	19,898
LTC Properties, Inc.	1,175	46,166
LXP Industrial Trust(c)	8,123	87,403
NexPoint Residential Trust, Inc.	662	31,836
Office Properties Income Trust	1,406	21,498
Orion Office REIT, Inc.	1,644	15,273
Outfront Media, Inc.	4,237	77,495
Retail Opportunity Investments Corp.	3,614	55,113
RPT Realty	2,472	27,686
Safehold, Inc.	704	20,785
Saul Centers, Inc.	374	16,119
Service Properties Trust	4,792	37,617
SITE Centers Corp.	5,404	73,440
Summit Hotel Properties, Inc.	3,102	26,522
Sunstone Hotel Investors, Inc.	6,162	67,720
Tanger Factory Outlet Centers, Inc.	3,029	58,914
Uniti Group, Inc.	6,885	52,464
Universal Health Realty Income Trust	368	19,316
Urban Edge Properties	3,408	53,608
Urstadt Biddle Properties, Inc., Class A	875	16,739
Veris Residential, Inc.*	2,300	36,938
Whitestone REIT	1,347	13,106
Xenia Hotels & Resorts, Inc.	3,319	51,179
		1,966,255
Food & Staples Retailing - 0.7%
Andersons, Inc. (The)	924	35,574
Chefs' Warehouse, Inc. (The)*	988	38,384
PriceSmart, Inc.	727	51,646
SpartanNash Co.	1,048	34,427
United Natural Foods, Inc.*	1,692	80,674
		240,705
Food Products - 1.8%
B&G Foods, Inc.(c)	2,080	27,622
Calavo Growers, Inc.	515	18,004
Cal-Maine Foods, Inc.	1,102	64,225
Fresh Del Monte Produce, Inc.(c)	888	24,580
Hain Celestial Group, Inc. (The)*	2,606	48,836
Hostess Brands, Inc.*	3,961	104,570
J & J Snack Foods Corp.	434	71,185
John B Sanfilippo & Son, Inc.	259	21,935
Seneca Foods Corp., Class A*	163	10,478
Simply Good Foods Co. (The)*	2,475	98,752
Tootsie Roll Industries, Inc.	516	23,194
TreeHouse Foods, Inc.*	1,464	72,366
		585,747
Gas Utilities - 0.7%
Chesapeake Utilities Corp.	515	61,661
Northwest Natural Holding Co.	1,010	50,611
South Jersey Industries, Inc.	3,554	123,324
		235,596
Health Care Equipment & Supplies - 2.1%
AngioDynamics, Inc.*	1,131	14,646
Artivion, Inc.*	1,170	14,964
Avanos Medical, Inc.*	1,349	36,288
Cardiovascular Systems, Inc.*	1,184	16,588
CONMED Corp.	884	73,239
Cutera, Inc.*	517	24,599
Embecta Corp.	1,677	55,207
Glaukos Corp.*	1,381	64,313
Heska Corp.*	295	18,983
Inogen, Inc.*	664	14,821
Integer Holdings Corp.*	961	71,422
LeMaitre Vascular, Inc.	561	26,283
Meridian Bioscience, Inc.*	1,270	40,640
Merit Medical Systems, Inc.*	1,647	118,584
Mesa Laboratories, Inc.	145	24,530
OraSure Technologies, Inc.*	2,107	10,619

See accompanying notes to the financial statements.

Ultra SmallCap600

Schedule of Portfolio Investments

November 30, 2022 (Unaudited)

Investments	Shares	Value ($)

Orthofix Medical, Inc.*	581	10,452
Surmodics, Inc.*	406	14,669
Varex Imaging Corp.*	1,158	24,596
Zimvie, Inc.*	606	5,418
Zynex, Inc.(c)	646	8,863
		689,724
Health Care Providers & Services - 2.6%
AdaptHealth Corp.*	2,225	49,640
Addus HomeCare Corp.*	467	51,501
AMN Healthcare Services, Inc.*(c)	1,256	155,367
Apollo Medical Holdings, Inc.*	1,139	32,416
Community Health Systems, Inc.*	3,636	12,471
CorVel Corp.*	268	40,996
Cross Country Healthcare, Inc.*	1,054	37,712
Enhabit, Inc.*	1,440	20,606
Ensign Group, Inc. (The)	1,605	152,475
Fulgent Genetics, Inc.*	588	21,327
Joint Corp. (The)*	421	6,277
ModivCare, Inc.*	367	28,259
Owens & Minor, Inc.	2,213	45,610
Pediatrix Medical Group, Inc.*	2,448	39,119
Pennant Group, Inc. (The)*	815	8,427
RadNet, Inc.*	1,414	27,955
Select Medical Holdings Corp.	2,998	73,691
US Physical Therapy, Inc.	377	32,577
		836,426
Health Care Technology - 0.5%
Allscripts Healthcare Solutions, Inc.*	3,215	60,892
Computer Programs and Systems, Inc.*	428	12,669
HealthStream, Inc.*	701	17,805
NextGen Healthcare, Inc.*	1,599	33,259
OptimizeRx Corp.*	523	11,030
Simulations Plus, Inc.	464	18,834
		154,489
Hotels, Restaurants & Leisure - 1.6%
BJ's Restaurants, Inc.*	681	21,847
Bloomin' Brands, Inc.	2,591	58,349
Brinker International, Inc.*	1,272	42,548
Cheesecake Factory, Inc. (The)	1,409	49,371
Chuy's Holdings, Inc.*	547	17,335
Dave & Buster's Entertainment, Inc.*	1,236	49,020
Dine Brands Global, Inc.	455	33,939
El Pollo Loco Holdings, Inc.	569	6,202
Golden Entertainment, Inc.*	637	28,226
Jack in the Box, Inc.	611	44,175
Monarch Casino & Resort, Inc.*	384	32,582
Ruth's Hospitality Group, Inc.	894	15,654
Shake Shack, Inc., Class A*	1,084	57,018
Six Flags Entertainment Corp.*	2,147	51,721
		507,987
Household Durables - 2.0%
Cavco Industries, Inc.*	240	55,111
Century Communities, Inc.	834	40,165
Ethan Allen Interiors, Inc.	661	18,806
Green Brick Partners, Inc.*	788	19,054
Installed Building Products, Inc.	684	58,092
iRobot Corp.*(c)	790	41,151
La-Z-Boy, Inc.	1,259	34,283
LGI Homes, Inc.*	594	59,008
M/I Homes, Inc.*	806	36,415
MDC Holdings, Inc.	1,652	53,574
Meritage Homes Corp.*	1,061	91,681
Sonos, Inc.*	3,693	64,738
Tri Pointe Homes, Inc.*	2,950	54,398
Tupperware Brands Corp.*	1,123	5,200
Universal Electronics, Inc.*	349	7,633
		639,309
Household Products - 0.4%
Central Garden & Pet Co.*	282	11,576
Central Garden & Pet Co., Class A*	1,203	47,001
WD-40 Co.	395	66,163
		124,740
Insurance - 2.2%
Ambac Financial Group, Inc.*	1,305	21,219
American Equity Investment Life Holding Co.	2,060	83,451
AMERISAFE, Inc.	560	33,247
Assured Guaranty Ltd.	1,796	119,560
Employers Holdings, Inc.	792	36,804
Genworth Financial, Inc., Class A*	14,618	73,528
HCI Group, Inc.(c)	207	7,746
Horace Mann Educators Corp.	1,187	45,806
James River Group Holdings Ltd.	1,087	26,110
Mercury General Corp.	771	27,972
Palomar Holdings, Inc.*	733	45,988
ProAssurance Corp.	1,566	31,304
Safety Insurance Group, Inc.	428	39,265
SiriusPoint Ltd.*	2,466	16,078
Stewart Information Services Corp.	787	34,833
Trupanion, Inc.*(c)	1,017	53,159
United Fire Group, Inc.	629	19,216
Universal Insurance Holdings, Inc.	802	8,814
		724,100
Interactive Media & Services - 0.5%
Cars.com, Inc.*	1,832	27,077
QuinStreet, Inc.*	1,495	21,274
Shutterstock, Inc.	699	37,620
Yelp, Inc.*	2,039	63,107
		149,078
Internet & Direct Marketing Retail - 0.1%
Liquidity Services, Inc.*	785	13,102
PetMed Express, Inc.	610	12,078
		25,180
IT Services - 1.0%
CSG Systems International, Inc.	931	57,573
EVERTEC, Inc.	1,915	64,670
Payoneer Global, Inc.*	5,731	30,947
Perficient, Inc.*	1,004	71,334
Sabre Corp.*	9,524	58,192
TTEC Holdings, Inc.	548	26,277
Unisys Corp.*	1,967	8,458
		317,451
Leisure Products - 0.2%
Sturm Ruger & Co., Inc.	513	28,179
Vista Outdoor, Inc.*	1,641	45,899
		74,078
Life Sciences Tools & Services - 0.2%
BioLife Solutions, Inc.*	989	20,937
NeoGenomics, Inc.*	3,651	40,928
		61,865
Machinery - 4.1%
3D Systems Corp.*(c)	3,781	38,339
Alamo Group, Inc.	299	45,000

See accompanying notes to the financial statements.

Ultra SmallCap600

Schedule of Portfolio Investments

November 30, 2022 (Unaudited)

Investments	Shares	Value ($)

Albany International Corp., Class A	903	91,537
Astec Industries, Inc.	664	29,375
Barnes Group, Inc.	1,466	62,437
CIRCOR International, Inc.*	591	16,282
Enerpac Tool Group Corp.	1,687	42,243
EnPro Industries, Inc.	604	71,755
ESCO Technologies, Inc.	750	70,508
Federal Signal Corp.	1,759	85,470
Franklin Electric Co., Inc.	1,128	93,962
Greenbrier Cos., Inc. (The)	946	36,317
Hillenbrand, Inc.	2,016	100,800
John Bean Technologies Corp.(c)	925	84,971
Lindsay Corp.	319	56,300
Mueller Industries, Inc.	1,645	113,127
Proto Labs, Inc.*	798	21,163
SPX Technologies, Inc.*	1,312	87,773
Standex International Corp.	347	36,452
Tennant Co.	540	34,306
Titan International, Inc.*	1,476	21,151
Trinity Industries, Inc.	2,380	72,899
Wabash National Corp.	1,409	35,324
		1,347,491
Marine - 0.2%
Matson, Inc.	1,131	72,113

Media - 0.4%
AMC Networks, Inc., Class A*	812	16,208
EW Scripps Co. (The), Class A*	1,680	25,166
Gannett Co., Inc.*	4,104	10,260
Scholastic Corp.	863	35,487
TechTarget, Inc.*	788	35,980
Thryv Holdings, Inc.*	889	17,051
		140,152
Metals & Mining - 1.6%
Arconic Corp.*	2,979	70,990
ATI, Inc.*(c)	3,770	115,023
Carpenter Technology Corp.	1,401	57,525
Century Aluminum Co.*	1,486	13,389
Compass Minerals International, Inc.	991	43,951
Haynes International, Inc.	362	18,085
Kaiser Aluminum Corp.	463	41,855
Materion Corp.	596	48,014
Olympic Steel, Inc.	278	9,755
SunCoke Energy, Inc.	2,420	20,473
TimkenSteel Corp.*	1,194	22,328
Warrior Met Coal, Inc.	1,499	55,193
		516,581
Mortgage Real Estate Investment Trusts (REITs) - 1.1%
Apollo Commercial Real Estate Finance, Inc.	3,754	46,399
ARMOUR Residential REIT, Inc.(c)	3,327	19,563
Ellington Financial, Inc.	1,653	22,547
Franklin BSP Realty Trust, Inc.	2,431	35,493
Granite Point Mortgage Trust, Inc.	1,519	9,737
Invesco Mortgage Capital, Inc.	958	12,578
KKR Real Estate Finance Trust, Inc.	1,688	27,936
New York Mortgage Trust, Inc.	10,962	30,803
PennyMac Mortgage Investment Trust	2,628	40,130
Ready Capital Corp.	2,955	39,597
Redwood Trust, Inc.	3,389	26,773
Two Harbors Investment Corp.	2,500	40,992
		352,548
Multiline Retail - 0.0%(d)
Big Lots, Inc.	839	16,360

Multi-Utilities - 0.3%
Avista Corp.	2,118	87,431
Unitil Corp.	465	25,491
		112,922
Oil, Gas & Consumable Fuels - 2.0%
Callon Petroleum Co.*	1,486	62,293
Civitas Resources, Inc.	1,505	101,377
CONSOL Energy, Inc.	951	73,655
Dorian LPG Ltd.	920	17,912
Green Plains, Inc.*	1,687	58,303
Laredo Petroleum, Inc.*	496	31,660
Par Pacific Holdings, Inc.*	1,607	37,652
Ranger Oil Corp.	576	25,096
REX American Resources Corp.*	456	13,456
SM Energy Co.	3,559	153,428
Talos Energy, Inc.*	1,892	37,178
World Fuel Services Corp.	1,797	51,125
		663,135
Paper & Forest Products - 0.3%
Clearwater Paper Corp.*	486	18,969
Mercer International, Inc.	1,171	16,160
Sylvamo Corp.	960	51,926
		87,055
Personal Products - 1.0%
Edgewell Personal Care Co.	1,504	64,988
elf Beauty, Inc.*	1,445	79,417
Inter Parfums, Inc.	518	49,360
Medifast, Inc.	320	40,336
Nu Skin Enterprises, Inc., Class A	1,462	60,980
USANA Health Sciences, Inc.*	323	17,778
		312,859
Pharmaceuticals - 1.5%
Amphastar Pharmaceuticals, Inc.*	1,110	32,734
ANI Pharmaceuticals, Inc.*	350	14,682
Cara Therapeutics, Inc.*	1,310	15,458
Collegium Pharmaceutical, Inc.*	990	21,651
Corcept Therapeutics, Inc.*	2,766	69,924
Harmony Biosciences Holdings, Inc.*	858	51,283
Innoviva, Inc.*	1,821	23,910
Ligand Pharmaceuticals, Inc.*	465	33,899
Nektar Therapeutics*	5,439	15,229
Pacira BioSciences, Inc.*	1,330	64,173
Phibro Animal Health Corp., Class A	590	7,263
Prestige Consumer Healthcare, Inc.*	1,444	88,748
Supernus Pharmaceuticals, Inc.*	1,552	56,989
		495,943
Professional Services - 1.0%
Exponent, Inc.	1,483	153,357
Forrester Research, Inc.*	325	11,433
Heidrick & Struggles International, Inc.	573	17,018
Kelly Services, Inc., Class A	1,004	17,058
Korn Ferry	1,585	90,393
Resources Connection, Inc.	922	17,795

See accompanying notes to the financial statements.

Ultra SmallCap600

Schedule of Portfolio Investments

November 30, 2022 (Unaudited)

Investments	Shares	Value ($)

TrueBlue, Inc.*	949	20,479
		327,533
Real Estate Management & Development - 0.3%
Anywhere Real Estate, Inc.*	3,319	25,058
Douglas Elliman, Inc.	1,958	8,067
Marcus & Millichap, Inc.	731	27,222
RE/MAX Holdings, Inc., Class A	545	11,336
St Joe Co. (The)	992	38,123
		109,806
Road & Rail - 0.4%
ArcBest Corp.	712	58,932
Heartland Express, Inc.	1,352	22,633
Marten Transport Ltd.	1,669	35,566
		117,131
Semiconductors & Semiconductor Equipment - 2.8%
Alpha & Omega Semiconductor Ltd.*	643	22,556
Axcelis Technologies, Inc.*	959	76,586
CEVA, Inc.*	674	18,313
Cohu, Inc.*	1,400	50,148
Diodes, Inc.*	1,320	121,744
FormFactor, Inc.*	2,238	51,631
Ichor Holdings Ltd.*	834	24,836
Kulicke & Soffa Industries, Inc.	1,685	80,796
MaxLinear, Inc.*	2,091	76,531
Onto Innovation, Inc.*	1,442	115,288
PDF Solutions, Inc.*	855	26,821
Photronics, Inc.*	1,788	33,614
Rambus, Inc.*	3,208	123,123
SMART Global Holdings, Inc.*	1,451	24,536
Ultra Clean Holdings, Inc.*	1,318	46,960
Veeco Instruments, Inc.*	1,492	29,661
		923,144
Software - 2.0%
8x8, Inc.*	3,482	14,903
A10 Networks, Inc.	1,923	35,979
Adeia, Inc.	3,024	33,415
Agilysys, Inc.*	574	38,114
Alarm.com Holdings, Inc.*(c)	1,444	72,056
Cerence, Inc.*(c)	1,143	23,443
Consensus Cloud Solutions, Inc.*	512	29,076
Digital Turbine, Inc.*	2,610	47,659
Ebix, Inc.	682	12,951
InterDigital, Inc.	861	43,196
LivePerson, Inc.*	2,015	23,656
LiveRamp Holdings, Inc.*	1,949	42,800
OneSpan, Inc.*	1,023	12,859
Progress Software Corp.	1,261	67,237
SPS Commerce, Inc.*	1,045	148,662
Xperi, Inc.*	1,210	12,959
		658,965
Specialty Retail - 4.0%
Aaron's Co., Inc. (The)	893	10,886
Abercrombie & Fitch Co., Class A*	1,464	35,107
Academy Sports & Outdoors, Inc.	2,470	124,686
American Eagle Outfitters, Inc.(c)	4,572	72,329
America's Car-Mart, Inc.*	173	12,587
Asbury Automotive Group, Inc.*	642	120,452
Bed Bath & Beyond, Inc.*(c)	2,019	6,865
Boot Barn Holdings, Inc.*	865	58,258
Buckle, Inc. (The)	858	37,709
Caleres, Inc.	1,066	25,755
Cato Corp. (The), Class A	471	4,898
Chico's FAS, Inc.*	3,632	21,320
Children's Place, Inc. (The)*	382	13,561
Conn's, Inc.*	373	3,715
Designer Brands, Inc., Class A	1,636	25,031
Genesco, Inc.*	379	19,784
Group 1 Automotive, Inc.	458	88,550
Guess?, Inc.(c)	969	20,116
Haverty Furniture Cos., Inc.	389	12,265
Hibbett, Inc.	375	24,998
Leslie's, Inc.*	4,302	62,809
LL Flooring Holdings, Inc.*	851	5,795
MarineMax, Inc.*	625	20,644
Monro, Inc.	934	42,469
National Vision Holdings, Inc.*	2,289	92,613
ODP Corp. (The)*	1,242	59,777
Rent-A-Center, Inc.	1,546	37,243
Sally Beauty Holdings, Inc.*	3,106	36,527
Shoe Carnival, Inc.	496	13,099
Signet Jewelers Ltd.	1,350	87,750
Sleep Number Corp.*	637	18,632
Sonic Automotive, Inc., Class A	537	28,536
Urban Outfitters, Inc.*	1,748	50,587
Zumiez, Inc.*	452	10,509
		1,305,862
Technology Hardware, Storage & Peripherals - 0.2%
Avid Technology, Inc.*	985	27,659
Corsair Gaming, Inc.*	1,112	18,759
Diebold Nixdorf, Inc.*	2,157	4,638
		51,056
Textiles, Apparel & Luxury Goods - 0.8%
G-III Apparel Group Ltd.*	1,260	27,254
Kontoor Brands, Inc.	1,431	62,177
Movado Group, Inc.	465	14,968
Oxford Industries, Inc.	435	49,094
Steven Madden Ltd.	2,155	74,434
Wolverine World Wide, Inc.	2,285	25,592
		253,519
Thrifts & Mortgage Finance - 1.5%
Axos Financial, Inc.*	1,544	61,930
Capitol Federal Financial, Inc.	3,748	31,371
Mr Cooper Group, Inc.*	2,080	93,933
NMI Holdings, Inc., Class A*	2,458	52,921
Northfield Bancorp, Inc.	1,236	19,714
Provident Financial Services, Inc.	2,178	49,070
TrustCo Bank Corp.	555	21,556
Walker & Dunlop, Inc.(c)	891	79,575
WSFS Financial Corp.	1,843	89,404
		499,474
Tobacco - 0.3%
Universal Corp.	714	40,634
Vector Group Ltd.	3,818	42,380
		83,014
Trading Companies & Distributors - 1.2%
Applied Industrial Technologies, Inc.	1,116	147,859
Boise Cascade Co.	1,145	84,776
DXP Enterprises, Inc.*	459	11,856
GMS, Inc.*	1,238	60,786
NOW, Inc.*	3,217	40,148
Veritiv Corp.	405	54,488
		399,913
Water Utilities - 0.8%
American States Water Co.	1,073	105,143

See accompanying notes to the financial statements.

Ultra SmallCap600

Schedule of Portfolio Investments

November 30, 2022 (Unaudited)

Investments	Shares	Value ($)

California Water Service Group	1,577	102,395
Middlesex Water Co.	511	47,753
		255,291
Wireless Telecommunication Services - 0.3%
Gogo, Inc.*	1,905	29,890
Shenandoah Telecommunications Co.	1,453	28,290
Telephone and Data Systems, Inc.	2,906	30,629
		88,809
TOTAL COMMON STOCKS (Cost $28,793,384)		27,002,566

SECURITIES LENDING REINVESTMENTS(e) - 0.4%

INVESTMENT COMPANIES - 0.4%
BlackRock Liquidity FedFund, Institutional Class 3.55% (Cost $132,034)	132,034	132,034

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 19.4%

REPURCHASE AGREEMENTS(f) - 19.4%
Repurchase Agreements with various counterparties, rates 3.40% - 3.80%, dated 11/30/2022, due 12/1/2022, total to be received $6,317,947
(Cost $6,317,287)	6,317,287	6,317,287

Total Investments - 102.6% (Cost $35,242,705)		33,451,887
Liabilities in excess of other assets - (2.6%)		(854,511)
Net Assets - 100.0%		32,597,376

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $4,379,604.
(b)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(c)	The security or a portion of this security is on loan at November 30, 2022. The total value of securities on loan at November 30, 2022 was $459,191, collateralized in the form of cash with a value of $132,034 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $333,437 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.25%, and maturity dates ranging from December 8, 2022 – November 15, 2051. The total value of collateral is $465,471.
(d)	Represents less than 0.05% of net assets.
(e)	The security was purchased with cash collateral held from securities on loan at November 30, 2022. The total value of securities purchased was $132,034.
(f)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,610,178
Aggregate gross unrealized depreciation	(7,909,137)
Net unrealized depreciation	$(4,298,959)
Federal income tax cost	$35,749,742

See accompanying notes to the financial statements.

Ultra SmallCap600

Schedule of Portfolio Investments

November 30, 2022 (Unaudited)

Swap Agreementsa

Ultra SmallCap600 had the following open non-exchange traded total return swap agreements as of November 30, 2022:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/ the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/ the Counterparty ($)	Net Amount[e] ($)

6,762,961	5/8/2023	Bank of America NA	4.18%	S&P SmallCap 600®	(2,121,772)	1,763,175	358,597	—
6,092,758	3/6/2024	Citibank NA	4.18%	S&P SmallCap 600®	289,223	—	(260,000)	29,223
5,620,259	3/6/2024	Morgan Stanley & Co. International plc	4.43%	S&P SmallCap 600®	265,940	—	(195,000)	70,940
9,248,558	4/8/2024	Societe Generale	4.28%	S&P SmallCap 600®	381,416	(324,958)	—	56,458
10,455,919	3/7/2023	UBS AG	4.13%	S&P SmallCap 600®	(815,911)	—	815,911	—

38,180,455					(2,001,104)
				Total Unrealized Appreciation	936,579
				Total Unrealized Depreciation	(2,937,683)

[a]	The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
[b]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[c]	Reflects the floating financing rate, as of November 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
[d]	The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
[e]	Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

UltraPro MidCap400

Schedule of Portfolio Investments

November 30, 2022 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 76.5%

Aerospace & Defense - 1.1%
Axon Enterprise, Inc.*	751	138,206
Curtiss-Wright Corp.	427	75,430
Hexcel Corp.	935	56,053
Mercury Systems, Inc.*	641	32,576
Woodward, Inc.	669	64,090
		366,355
Air Freight & Logistics - 0.2%
GXO Logistics, Inc.*	1,319	61,808

Airlines - 0.1%
JetBlue Airways Corp.*	3,602	28,672

Auto Components - 1.1%
Adient plc*	1,055	41,082
Dana, Inc.	1,419	24,989
Fox Factory Holding Corp.*	470	49,867
Gentex Corp.	2,615	75,574
Goodyear Tire & Rubber Co. (The)*	3,146	35,298
Lear Corp.	660	95,198
Visteon Corp.*	313	45,948
		367,956
Automobiles - 0.4%
Harley-Davidson, Inc.	1,479	69,705
Thor Industries, Inc.	607	52,287
		121,992
Banks - 5.6%
Associated Banc-Corp.	1,672	41,131
Bank of Hawaii Corp.(b)	447	36,059
Bank OZK	1,237	57,088
Cadence Bank	2,029	58,516
Cathay General Bancorp	828	38,477
Commerce Bancshares, Inc.	1,213	90,878
Cullen/Frost Bankers, Inc.	713	103,435
East West Bancorp, Inc.	1,567	110,019
First Financial Bankshares, Inc.(b)	1,443	53,319
First Horizon Corp.	5,969	148,330
FNB Corp.	3,901	55,004
Fulton Financial Corp.	1,861	34,596
Glacier Bancorp, Inc.	1,232	71,333
Hancock Whitney Corp.	953	52,263
Home BancShares, Inc.	2,121	53,979
International Bancshares Corp.	588	30,976
Old National Bancorp	3,258	62,260
PacWest Bancorp	1,310	34,217
Pinnacle Financial Partners, Inc.	850	71,307
Prosperity Bancshares, Inc.	1,015	76,704
Synovus Financial Corp.	1,617	68,124
Texas Capital Bancshares, Inc.*	555	33,294
UMB Financial Corp.	484	41,392
Umpqua Holdings Corp.	2,414	48,932
United Bankshares, Inc.	1,497	64,206
Valley National Bancorp	4,674	59,173
Washington Federal, Inc.	727	25,641
Webster Financial Corp.	1,956	106,289
Wintrust Financial Corp.	676	61,807
		1,788,749
Beverages - 0.4%
Boston Beer Co., Inc. (The), Class A*	106	40,743
Celsius Holdings, Inc.*	446	49,658
Coca-Cola Consolidated, Inc.	51	25,082
		115,483
Biotechnology - 1.4%
Arrowhead Pharmaceuticals, Inc.*	1,177	37,900
Exelixis, Inc.*	3,580	61,146
Halozyme Therapeutics, Inc.*	1,532	87,722
Neurocrine Biosciences, Inc.*	1,064	135,192
United Therapeutics Corp.*	506	141,624
		463,584
Building Products - 1.7%
Builders FirstSource, Inc.*	1,736	110,983
Carlisle Cos., Inc.	575	151,288
Lennox International, Inc.	359	93,494
Owens Corning	1,070	95,059
Simpson Manufacturing Co., Inc.	480	44,664
Trex Co., Inc.*	1,226	56,261
		551,749
Capital Markets - 1.6%
Affiliated Managers Group, Inc.	425	68,179
Evercore, Inc., Class A	401	46,187
Federated Hermes, Inc., Class B	942	35,758
Interactive Brokers Group, Inc., Class A	1,144	91,863
Janus Henderson Group plc	1,474	37,278
Jefferies Financial Group, Inc.	2,068	78,563
SEI Investments Co.	1,145	71,311
Stifel Financial Corp.	1,181	75,879
		505,018
Chemicals - 2.0%
Ashland, Inc.	554	61,976
Avient Corp.	951	32,914
Cabot Corp.	626	46,086
Chemours Co. (The)	1,726	53,592
Ingevity Corp.*	398	31,151
NewMarket Corp.	77	24,334
Olin Corp.	1,502	85,584
RPM International, Inc.	1,435	148,695
Scotts Miracle-Gro Co. (The)	450	25,168
Sensient Technologies Corp.	468	34,964
Valvoline, Inc.	1,969	64,938
Westlake Corp.	384	41,338
		650,740
Commercial Services & Supplies - 1.1%
Brink's Co. (The)	525	31,369
Clean Harbors, Inc.*	560	67,200
IAA, Inc.*	1,488	55,607
MSA Safety, Inc.	409	57,673
Stericycle, Inc.*	1,025	53,433
Tetra Tech, Inc.	593	91,672
		356,954
Communications Equipment - 0.6%
Calix, Inc.*	631	44,990
Ciena Corp.*	1,665	74,858
Lumentum Holdings, Inc.*(b)	767	42,139
Viasat, Inc.*	840	28,636
		190,623
Construction & Engineering - 1.6%
AECOM	1,553	132,005
Dycom Industries, Inc.*	329	29,985
EMCOR Group, Inc.	549	85,040

See accompanying notes to the financial statements.

UltraPro MidCap400

Schedule of Portfolio Investments

November 30, 2022 (Unaudited)

Investments	Shares	Value ($)

Fluor Corp.*(b)	1,580	53,104
MasTec, Inc.*	656	59,585
MDU Resources Group, Inc.	2,262	71,230
Valmont Industries, Inc.	237	80,262
		511,211
Construction Materials - 0.2%
Eagle Materials, Inc.	419	57,126

Consumer Finance - 0.3%
FirstCash Holdings, Inc.	424	39,796
Navient Corp.	1,231	20,398
SLM Corp.	2,796	48,818
		109,012
Containers & Packaging - 0.7%
AptarGroup, Inc.	727	77,164
Greif, Inc., Class A	296	20,812
Silgan Holdings, Inc.	932	49,303
Sonoco Products Co.	1,085	66,586
		213,865
Diversified Consumer Services - 0.8%
Graham Holdings Co., Class B	43	27,678
Grand Canyon Education, Inc.*	356	40,253
H&R Block, Inc.	1,775	77,585
Service Corp. International	1,754	125,324
		270,840
Diversified Financial Services - 0.2%
Voya Financial, Inc.	1,089	71,852

Diversified Telecommunication Services - 0.4%
Frontier Communications Parent, Inc.*	2,480	63,910
Iridium Communications, Inc.*	1,412	74,977
		138,887
Electric Utilities - 1.1%
ALLETE, Inc.	635	42,037
Hawaiian Electric Industries, Inc.	1,218	50,036
IDACORP, Inc.	562	62,118
OGE Energy Corp.	2,227	90,104
PNM Resources, Inc.	955	46,795
Portland General Electric Co.	993	48,885
		339,975
Electrical Equipment - 1.7%
Acuity Brands, Inc.	364	68,538
EnerSys	452	34,162
Hubbell, Inc.	597	151,674
nVent Electric plc	1,852	74,098
Regal Rexnord Corp.	739	96,890
SunPower Corp.*	949	23,013
Sunrun, Inc.*	2,359	76,856
Vicor Corp.*	247	13,336
		538,567
Electronic Equipment, Instruments & Components - 2.4%
Arrow Electronics, Inc.*	714	77,640
Avnet, Inc.	1,053	47,564
Belden, Inc.	484	38,933
Cognex Corp.	1,929	96,026
Coherent Corp.*	1,442	52,878
IPG Photonics Corp.*	369	33,590
Jabil, Inc.	1,530	110,451
Littelfuse, Inc.	275	67,787
National Instruments Corp.	1,472	60,381
Novanta, Inc.*	396	62,469
TD SYNNEX Corp.	469	47,979
Vishay Intertechnology, Inc.	1,454	33,500
Vontier Corp.	1,758	34,510
		763,708
Energy Equipment & Services - 0.5%
ChampionX Corp.	2,257	69,606
NOV, Inc.	4,369	98,128
		167,734
Entertainment - 0.1%
World Wrestling Entertainment, Inc., Class A	481	38,422

Equity Real Estate Investment Trusts (REITs) - 5.6%
Apartment Income REIT Corp.	1,715	65,256
Brixmor Property Group, Inc.	3,333	77,259
Corporate Office Properties Trust	1,250	34,712
Cousins Properties, Inc.	1,684	44,424
Douglas Emmett, Inc.	1,955	33,861
EastGroup Properties, Inc.	485	75,291
EPR Properties	834	34,703
First Industrial Realty Trust, Inc.	1,469	74,258
Healthcare Realty Trust, Inc.	4,233	86,903
Highwoods Properties, Inc.	1,170	34,866
Independence Realty Trust, Inc.	2,467	44,702
JBG SMITH Properties	1,107	22,815
Kilroy Realty Corp.	1,170	50,567
Kite Realty Group Trust	2,437	55,564
Lamar Advertising Co., Class A	969	97,036
Life Storage, Inc.	939	100,933
Macerich Co. (The)	2,389	30,340
Medical Properties Trust, Inc.	6,663	87,419
National Retail Properties, Inc.	1,970	91,329
National Storage Affiliates Trust	949	37,780
Omega Healthcare Investors, Inc.	2,605	78,879
Park Hotels & Resorts, Inc.	2,501	32,088
Pebblebrook Hotel Trust	1,462	24,342
Physicians Realty Trust	2,517	37,579
PotlatchDeltic Corp.	896	42,820
Rayonier, Inc.	1,629	58,448
Rexford Industrial Realty, Inc.	1,903	105,217
Sabra Health Care REIT, Inc.	2,569	33,166
SL Green Realty Corp.(b)	716	30,040
Spirit Realty Capital, Inc.	1,516	62,793
STORE Capital Corp.	2,956	94,296
		1,779,686
Food & Staples Retailing - 1.2%
BJ's Wholesale Club Holdings, Inc.*	1,504	113,161
Casey's General Stores, Inc.	414	100,610
Grocery Outlet Holding Corp.*	981	29,695
Performance Food Group Co.*	1,724	105,130
Sprouts Farmers Market, Inc.*	1,195	41,024
		389,620
Food Products - 1.2%
Darling Ingredients, Inc.*	1,784	128,145
Flowers Foods, Inc.	2,146	64,487
Ingredion, Inc.	729	71,420
Lancaster Colony Corp.	220	45,571
Pilgrim's Pride Corp.*	505	13,211
Post Holdings, Inc.*	605	56,634
		379,468
Gas Utilities - 1.1%
National Fuel Gas Co.	1,017	67,356
New Jersey Resources Corp.	1,070	53,232
ONE Gas, Inc.	602	52,344
Southwest Gas Holdings, Inc.	686	46,964

See accompanying notes to the financial statements.

UltraPro MidCap400

Schedule of Portfolio Investments

November 30, 2022 (Unaudited)

Investments	Shares	Value ($)

Spire, Inc.	584	43,274
UGI Corp.	2,329	90,016
		353,186
Health Care Equipment & Supplies - 2.7%
Enovis Corp.*	530	28,690
Envista Holdings Corp.*	1,817	61,996
Globus Medical, Inc., Class A*	857	63,324
Haemonetics Corp.*	571	48,712
ICU Medical, Inc.*	223	35,508
Inari Medical, Inc.*	534	39,292
Integra LifeSciences Holdings Corp.*	808	44,391
Lantheus Holdings, Inc.*	765	47,491
LivaNova plc*	596	33,000
Masimo Corp.*	538	77,978
Neogen Corp.*	2,404	39,810
NuVasive, Inc.*	579	22,488
Omnicell, Inc.*	493	25,444
Penumbra, Inc.*	421	88,204
QuidelOrtho Corp.*	603	52,829
Shockwave Medical, Inc.*	400	101,440
STAAR Surgical Co.*	534	30,497
Tandem Diabetes Care, Inc.*	714	30,024
		871,118
Health Care Providers & Services - 1.8%
Acadia Healthcare Co., Inc.*	1,010	89,951
Amedisys, Inc.*	361	32,884
Chemed Corp.	166	86,320
Encompass Health Corp.	1,110	64,913
HealthEquity, Inc.*	938	59,544
LHC Group, Inc.*	345	56,376
Option Care Health, Inc.*	1,719	51,759
Patterson Cos., Inc.	964	27,416
Progyny, Inc.*	830	30,403
R1 RCM, Inc.*	1,527	13,819
Tenet Healthcare Corp.*	1,200	55,416
		568,801
Hotels, Restaurants & Leisure - 2.2%
Boyd Gaming Corp.	903	55,381
Choice Hotels International, Inc.	323	39,800
Churchill Downs, Inc.	369	81,903
Cracker Barrel Old Country Store, Inc.	253	29,044
Light & Wonder, Inc.*	1,049	67,944
Marriott Vacations Worldwide Corp.	437	65,104
Papa John's International, Inc.	358	29,807
Penn Entertainment, Inc.*	1,764	62,075
Texas Roadhouse, Inc.	744	73,894
Travel + Leisure Co.	932	36,227
Wendy's Co. (The)	1,894	42,729
Wingstop, Inc.	333	55,115
Wyndham Hotels & Resorts, Inc.	1,005	73,687
		712,710
Household Durables - 1.0%
Helen of Troy Ltd.*	267	26,310
KB Home	940	29,507
Leggett & Platt, Inc.	1,475	52,525
Taylor Morrison Home Corp., Class A*	1,264	38,413
Tempur Sealy International, Inc.	1,915	60,839
Toll Brothers, Inc.	1,189	56,965
TopBuild Corp.*	360	55,469
		320,028
Household Products - 0.1%
Energizer Holdings, Inc.	737	25,124

Independent Power and Renewable Electricity Producers - 0.2%
Ormat Technologies, Inc.	541	48,923

Insurance - 3.0%
American Financial Group, Inc.	777	110,505
Brighthouse Financial, Inc.*	799	44,536
CNO Financial Group, Inc.	1,272	29,867
First American Financial Corp.	1,159	63,339
Hanover Insurance Group, Inc. (The)	396	58,331
Kemper Corp.	710	40,413
Kinsale Capital Group, Inc.	239	73,668
Old Republic International Corp.	3,196	78,302
Primerica, Inc.	417	62,146
Reinsurance Group of America, Inc.	745	107,578
RenaissanceRe Holdings Ltd.	486	91,810
RLI Corp.	449	58,401
Selective Insurance Group, Inc.	671	64,497
Unum Group	2,091	88,198
		971,591
Interactive Media & Services - 0.2%
TripAdvisor, Inc.*	1,159	23,632
Ziff Davis, Inc.*	525	48,436
		72,068
IT Services - 1.5%
Concentrix Corp.	475	58,130
Euronet Worldwide, Inc.*	524	48,706
ExlService Holdings, Inc.*	368	68,890
Genpact Ltd.	1,878	86,594
Kyndryl Holdings, Inc.*	2,270	26,582
Maximus, Inc.	673	47,312
Western Union Co. (The)	4,291	62,906
WEX, Inc.*	491	83,048
		482,168
Leisure Products - 0.9%
Brunswick Corp.	827	61,363
Mattel, Inc.*	3,930	71,644
Polaris, Inc.	623	71,059
Topgolf Callaway Brands Corp.*	1,541	32,284
YETI Holdings, Inc.*	959	43,050
		279,400
Life Sciences Tools & Services - 1.0%
Azenta, Inc.	834	50,215
Bruker Corp.	1,120	75,499
Medpace Holdings, Inc.*	279	58,559
Repligen Corp.*	574	102,654
Sotera Health Co.*	1,101	9,183
Syneos Health, Inc.*	1,142	40,290
		336,400
Machinery - 3.5%
AGCO Corp.	689	91,444
Chart Industries, Inc.*	399	57,053
Crane Holdings Co.	530	56,148
Donaldson Co., Inc.	1,374	83,704
Esab Corp.	574	27,173
Flowserve Corp.	1,454	45,598
Graco, Inc.	1,881	131,614
ITT, Inc.	920	77,758
Kennametal, Inc.	905	23,910
Lincoln Electric Holdings, Inc.	644	95,235

See accompanying notes to the financial statements.

UltraPro MidCap400

Schedule of Portfolio Investments

November 30, 2022 (Unaudited)

Investments	Shares	Value ($)

Middleby Corp. (The)*	599	86,370
Oshkosh Corp.	727	66,935
Terex Corp.	754	34,616
Timken Co. (The)	743	56,453
Toro Co. (The)	1,163	129,081
Watts Water Technologies, Inc., Class A	304	48,169
		1,111,261
Marine - 0.1%
Kirby Corp.*	666	46,480

Media - 0.8%
Cable One, Inc.	54	39,112
John Wiley & Sons, Inc., Class A	478	22,662
New York Times Co. (The), Class A	1,840	67,436
Nexstar Media Group, Inc., Class A	431	81,700
TEGNA, Inc.	2,482	48,995
		259,905
Metals & Mining - 2.5%
Alcoa Corp.	2,002	100,360
Cleveland-Cliffs, Inc.*	5,754	89,072
Commercial Metals Co.	1,340	65,955
MP Materials Corp.*	1,027	34,148
Reliance Steel & Aluminum Co.	671	141,775
Royal Gold, Inc.	730	82,001
Steel Dynamics, Inc.	1,930	200,585
United States Steel Corp.	2,639	69,379
Worthington Industries, Inc.	336	19,065
		802,340
Mortgage Real Estate Investment Trusts (REITs) - 0.3%
Annaly Capital Management, Inc.	4,798	103,967

Multiline Retail - 0.6%
Kohl's Corp.	1,429	45,842
Macy's, Inc.	3,001	70,524
Nordstrom, Inc.	1,250	26,213
Ollie's Bargain Outlet Holdings, Inc.*	647	39,402
		181,981
Multi-Utilities - 0.3%
Black Hills Corp.	724	51,860
NorthWestern Corp.	625	36,506
		88,366
Oil, Gas & Consumable Fuels - 2.7%
Antero Midstream Corp.	3,725	42,204
Antero Resources Corp.*	3,132	114,475
CNX Resources Corp.*	2,108	36,616
DT Midstream, Inc.	1,076	64,915
Equitrans Midstream Corp.	4,814	40,389
HF Sinclair Corp.	1,616	100,741
Matador Resources Co.	1,248	82,817
Murphy Oil Corp.	1,625	76,700
PBF Energy, Inc., Class A	1,265	50,309
PDC Energy, Inc.	1,071	79,597
Range Resources Corp.	2,756	79,566
Southwestern Energy Co.*	12,394	85,767
		854,096
Paper & Forest Products - 0.2%
Louisiana-Pacific Corp.	822	52,444

Personal Products - 0.2%
BellRing Brands, Inc.*	1,507	37,540
Coty, Inc., Class A*	4,014	31,590
		69,130
Pharmaceuticals - 0.5%
Jazz Pharmaceuticals plc*	697	109,366
Perrigo Co. plc	1,497	48,249
		157,615
Professional Services - 1.4%
ASGN, Inc.*	558	50,555
CACI International, Inc., Class A*	260	81,198
FTI Consulting, Inc.*	384	66,363
Insperity, Inc.	398	47,183
KBR, Inc.	1,547	79,933
ManpowerGroup, Inc.	576	50,412
Science Applications International Corp.	619	68,158
		443,802
Real Estate Management & Development - 0.3%
Jones Lang LaSalle, Inc.*	533	89,635

Road & Rail - 1.5%
Avis Budget Group, Inc.*	321	71,776
Knight-Swift Transportation Holdings, Inc.	1,787	99,053
Landstar System, Inc.	405	70,057
RXO, Inc.*	1,281	24,339
Ryder System, Inc.	569	53,196
Saia, Inc.*	294	71,615
Werner Enterprises, Inc.	656	28,851
XPO Logistics, Inc.*	1,280	49,434
		468,321
Semiconductors & Semiconductor Equipment - 2.6%
Amkor Technology, Inc.	1,117	31,298
Cirrus Logic, Inc.*	622	46,470
First Solar, Inc.*	1,103	190,301
Lattice Semiconductor Corp.*	1,527	111,211
MACOM Technology Solutions Holdings, Inc.*	568	39,016
MKS Instruments, Inc.	636	53,335
Power Integrations, Inc.	636	51,185
Semtech Corp.*	706	21,702
Silicon Laboratories, Inc.*	381	55,413
SiTime Corp.*	178	18,772
Synaptics, Inc.*	441	46,733
Universal Display Corp.	483	54,395
Wolfspeed, Inc.*	1,375	125,015
		844,846
Software - 2.4%
ACI Worldwide, Inc.*	1,269	26,522
Aspen Technology, Inc.*	322	74,221
Blackbaud, Inc.*	495	29,339
CommVault Systems, Inc.*	498	32,868
Dynatrace, Inc.*	2,237	86,684
Envestnet, Inc.*	614	36,238
Fair Isaac Corp.*	281	174,141
Manhattan Associates, Inc.*	698	87,906
NCR Corp.*	1,523	36,354
Paylocity Holding Corp.*	455	99,113
Qualys, Inc.*	388	47,848
Teradata Corp.*	1,143	39,033
		770,267
Specialty Retail - 2.2%
AutoNation, Inc.*	430	53,281
Dick's Sporting Goods, Inc.	633	75,694
Five Below, Inc.*	617	99,251

See accompanying notes to the financial statements.

UltraPro MidCap400

Schedule of Portfolio Investments

November 30, 2022 (Unaudited)

Investments	Shares	Value ($)

Foot Locker, Inc.	894	35,581
GameStop Corp., Class A*(b)	2,811	73,676
Gap, Inc. (The)	2,374	34,518
Lithia Motors, Inc., Class A	306	73,229
Murphy USA, Inc.	239	70,699
RH*	222	63,676
Victoria's Secret & Co.*	924	42,504
Williams-Sonoma, Inc.	765	89,429
		711,538
Technology Hardware, Storage & Peripherals - 0.1%
Xerox Holdings Corp.	1,246	20,322

Textiles, Apparel & Luxury Goods - 1.6%
Capri Holdings Ltd.*	1,535	88,032
Carter's, Inc.	434	31,699
Columbia Sportswear Co.	394	35,299
Crocs, Inc.*	686	69,286
Deckers Outdoor Corp.*	295	117,670
Hanesbrands, Inc.	3,881	26,080
PVH Corp.	745	50,049
Skechers USA, Inc., Class A*	1,500	63,255
Under Armour, Inc., Class A*	2,099	20,990
Under Armour, Inc., Class C*	2,220	19,358
		521,718
Thrifts & Mortgage Finance - 0.5%
Essent Group Ltd.	1,198	48,028
MGIC Investment Corp.	3,375	46,339
New York Community Bancorp, Inc.	7,566	70,742
		165,109
Trading Companies & Distributors - 0.8%
GATX Corp.	393	44,311
MSC Industrial Direct Co., Inc., Class A	526	45,146
Univar Solutions, Inc.*	1,855	61,456
Watsco, Inc.(b)	369	99,254
		250,167
Water Utilities - 0.4%
Essential Utilities, Inc.	2,653	127,981

TOTAL COMMON STOCKS (Cost $25,119,011)		24,522,464

SECURITIES LENDING REINVESTMENTS(c) - 0.2%

INVESTMENT COMPANIES - 0.2%
BlackRock Liquidity FedFund, Institutional Class 3.55% (Cost $72,810)	72,810	72,810

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 4.9%

REPURCHASE AGREEMENTS(d) - 4.9%
Repurchase Agreements with various counterparties, rates 3.40% - 3.80%, dated 11/30/2022, due 12/1/2022, total to be received $1,554,995
(Cost $1,554,832)	1,554,832	1,554,832

Total Investments - 81.6% (Cost $26,746,653)		26,150,106
Other assets less liabilities - 18.4%		5,898,687
Net Assets - 100.0%		32,048,793

See accompanying notes to the financial statements.

UltraPro MidCap400

Schedule of Portfolio Investments

November 30, 2022 (Unaudited)

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $3,898,845.
(b)	The security or a portion of this security is on loan at November 30, 2022. The total value of securities on loan at November 30, 2022 was $150,548, collateralized in the form of cash with a value of $72,810 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $78,467 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 5.25%, and maturity dates ranging from December 15, 2022 – February 15, 2049. The total value of collateral is $151,277.
(c)	The security was purchased with cash collateral held from securities on loan at November 30, 2022. The total value of securities purchased was $72,810.
(d)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,023,987
Aggregate gross unrealized depreciation	(4,647,012)
Net unrealized appreciation	$376,975
Federal income tax cost	$27,168,795

See accompanying notes to the financial statements.

UltraPro MidCap400

Schedule of Portfolio Investments

November 30, 2022 (Unaudited)

Futures Contracts Purchased

UltraPro MidCap400 had the following open long futures contracts as of November 30, 2022:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
S&P Midcap 400 E-Mini Index	5	12/16/2022	USD	$1,289,900	$103,903

Swap Agreementsa

UltraPro MidCap400 had the following open non-exchange traded total return swap agreements as of November 30, 2022:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/ the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/ the Counterparty ($)	Net Amount[e] ($)

5,256,093	4/8/2024	Bank of America NA	4.23%	S&P MidCap 400®	434,851	(339,354)	—	95,497
6,181,517	4/8/2024	BNP Paribas SA	4.28%	S&P MidCap 400®	(56,852)	—	56,852	—
6,124,805	4/10/2023	Citibank NA	4.23%	S&P MidCap 400®	(651,268)	650,382	886	—
6,020,447	3/7/2023	Goldman Sachs International	4.33%	S&P MidCap 400®	(1,378,630)	—	1,378,630	—
13,061,611	4/8/2024	Morgan Stanley & Co. International plc	4.38%	S&P MidCap 400®	977,407	—	(659,001)	318,406
20,361,884	4/8/2024	Societe Generale	4.10%	S&P MidCap 400®	915,588	(680,236)	—	235,352
13,306,500	4/8/2024	UBS AG	4.18%	S&P MidCap 400®	1,050,665	(767,389)	—	283,276

70,312,857					1,291,761
				Total Unrealized Appreciation	3,378,511
				Total Unrealized Depreciation	(2,086,750)

[a]	The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
[b]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[c]	Reflects the floating financing rate, as of November 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
[d]	The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
[e]	Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD	U.S. Dollar

See accompanying notes to the financial statements.

UltraPro Russell2000 Schedule of Portfolio Investments

November 30, 2022 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 79.9%

Aerospace & Defense - 0.7%
AAR Corp.*	2,689	125,200
Aerojet Rocketdyne Holdings, Inc.*	6,310	328,120
AeroVironment, Inc.*	1,961	180,392
AerSale Corp.*	1,261	19,987
Archer Aviation, Inc., Class A*	11,313	28,396
Astra Space, Inc.*(b)	12,096	5,977
Astronics Corp.*	2,010	16,884
Cadre Holdings, Inc.	1,516	39,325
Ducommun, Inc.*	879	44,222
Kaman Corp.	2,228	45,384
Kratos Defense & Security Solutions, Inc.*	9,827	93,553
Maxar Technologies, Inc.	5,848	141,522
Momentus, Inc.*(b)	4,416	4,769
Moog, Inc., Class A	2,276	198,080
National Presto Industries, Inc.	410	28,339
Park Aerospace Corp.	1,558	20,612
Parsons Corp.*(b)	2,675	132,413
Redwire Corp.*(b)	1,540	3,265
Rocket Lab USA, Inc.*	17,145	71,838
Terran Orbital Corp.*(b)	1,904	4,493
Triumph Group, Inc.*	5,092	58,303
V2X, Inc.*	955	38,592
Virgin Galactic Holdings, Inc.*(b)	18,144	92,353
		1,722,019
Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc.*	4,698	131,732
Atlas Air Worldwide Holdings, Inc.*	2,227	224,415
Forward Air Corp.	2,136	240,022
Hub Group, Inc., Class A*	2,673	224,933
Radiant Logistics, Inc.*	3,013	16,089
		837,191
Airlines - 0.3%
Allegiant Travel Co.*	1,232	101,776
Blade Air Mobility, Inc.*	4,462	21,953
Frontier Group Holdings, Inc.*	2,967	38,690
Hawaiian Holdings, Inc.*	4,028	55,989
Joby Aviation, Inc.*(b)	19,968	82,268
SkyWest, Inc.*	3,970	73,246
Spirit Airlines, Inc.	8,669	188,204
Sun Country Airlines Holdings, Inc.*	2,632	53,166
Wheels Up Experience, Inc.*	12,656	16,200
		631,492
Auto Components - 1.1%
Adient plc*	7,550	293,997
American Axle & Manufacturing Holdings, Inc.*	8,986	93,544
Dana, Inc.	10,266	180,784
Dorman Products, Inc.*	2,096	187,886
Fox Factory Holding Corp.*	3,374	357,982
Gentherm, Inc.*	2,632	188,425
Goodyear Tire & Rubber Co. (The)*	22,311	250,330
Holley, Inc.*	4,087	11,198
LCI Industries	1,975	195,249
Luminar Technologies, Inc.*(b)	19,603	150,159
Modine Manufacturing Co.*	3,955	83,727
Motorcar Parts of America, Inc.*	1,485	16,736
Patrick Industries, Inc.	1,744	97,542
Solid Power, Inc.*	10,417	38,230
Standard Motor Products, Inc.	1,605	61,648
Stoneridge, Inc.*	2,094	49,607
Visteon Corp.*	2,213	324,868
XPEL, Inc.*(c)	1,715	117,563
		2,699,475
Automobiles - 0.1%
Canoo, Inc.*(b)	11,244	15,067
Cenntro Electric Group Ltd.*(b)	14,638	9,134
Faraday Future Intelligent Electric, Inc.*(b)	7,899	2,536
Fisker, Inc.*(b)	12,924	100,032
Lordstown Motors Corp.*(b)	13,301	22,080
Mullen Automotive, Inc.*(b)	26,271	5,047
Winnebago Industries, Inc.	2,469	144,659
Workhorse Group, Inc.*(b)	12,135	27,910
		326,465
Banks - 8.1%
1st Source Corp.	1,284	73,316
ACNB Corp.	659	25,899
Amalgamated Financial Corp.	1,104	29,444
Amerant Bancorp, Inc.	2,203	64,900
American National Bankshares, Inc.	824	31,782
Ameris Bancorp	5,261	278,202
Arrow Financial Corp.	1,128	39,672
Associated Banc-Corp.	11,864	291,854
Atlantic Union Bankshares Corp.	5,956	212,451
Banc of California, Inc.	4,189	71,087
BancFirst Corp.	1,563	159,332
Bancorp, Inc. (The)*	4,384	131,388
Bank First Corp.(b)	507	48,180
Bank of Marin Bancorp	1,246	44,719
Bank of NT Butterfield & Son Ltd. (The)	3,952	137,530
BankUnited, Inc.	6,189	227,260
Bankwell Financial Group, Inc.	447	13,227
Banner Corp.	2,720	192,086
Bar Harbor Bankshares	1,174	35,537
BayCom Corp.	1,014	19,225
BCB Bancorp, Inc.	1,142	21,527
Berkshire Hills Bancorp, Inc.	3,503	109,224
Blue Ridge Bankshares, Inc.	1,354	17,643
Brookline Bancorp, Inc.	5,974	84,950
Business First Bancshares, Inc.	1,682	39,561
Byline Bancorp, Inc.	1,955	44,554
Cadence Bank	14,420	415,873
Cambridge Bancorp	542	48,189
Camden National Corp.	1,144	50,084
Capital Bancorp, Inc.	716	17,771
Capital City Bank Group, Inc.	1,074	37,805
Capstar Financial Holdings, Inc.	1,619	28,980
Carter Bankshares, Inc.*	1,932	35,819
Cathay General Bancorp	5,725	266,041
Central Pacific Financial Corp.	2,152	45,601
Citizens & Northern Corp.	1,200	29,448
City Holding Co.(b)	1,168	119,043
Civista Bancshares, Inc.	1,199	27,409
CNB Financial Corp.	1,281	32,730
Coastal Financial Corp.*	830	41,434
Colony Bankcorp, Inc.	1,303	17,864
Columbia Banking System, Inc.	6,264	213,352

See accompanying notes to the financial statements.

UltraPro Russell2000 Schedule of Portfolio Investments

November 30, 2022 (Unaudited)

Investments	Shares	Value ($)

Community Bank System, Inc.	4,245	276,519
Community Trust Bancorp, Inc.	1,247	59,744
ConnectOne Bancorp, Inc.	2,950	77,408
CrossFirst Bankshares, Inc.*	3,624	50,265
Customers Bancorp, Inc.*	2,427	78,319
CVB Financial Corp.(b)	10,602	304,065
Dime Community Bancshares, Inc.	2,595	92,564
Eagle Bancorp, Inc.	2,521	118,890
Eastern Bankshares, Inc.	12,400	243,164
Enterprise Bancorp, Inc.	740	25,885
Enterprise Financial Services Corp.	2,805	146,814
Equity Bancshares, Inc., Class A	1,206	44,091
Esquire Financial Holdings, Inc.	551	24,707
Farmers & Merchants Bancorp, Inc.	963	27,619
Farmers National Banc Corp.	2,503	38,071
FB Financial Corp.	2,846	121,837
Financial Institutions, Inc.	1,201	30,409
First Bancorp	2,806	136,456
First Bancorp	14,752	226,886
First Bancorp, Inc. (The)	772	24,272
First Bancshares, Inc. (The)	1,564	53,473
First Bank	1,232	18,899
First Busey Corp.	4,104	106,991
First Business Financial Services, Inc.	637	24,410
First Commonwealth Financial Corp.	7,425	109,296
First Community Bankshares, Inc.	1,269	46,890
First Financial Bancorp	7,410	195,846
First Financial Bankshares, Inc.(b)	10,334	381,841
First Financial Corp.	880	42,302
First Foundation, Inc.	4,067	56,979
First Guaranty Bancshares, Inc.(b)	484	12,095
First Internet Bancorp	701	18,198
First Interstate BancSystem, Inc., Class A	7,267	316,987
First Merchants Corp.	4,551	201,200
First Mid Bancshares, Inc.	1,483	51,386
First of Long Island Corp. (The)	1,752	34,076
First Western Financial, Inc.*	627	19,061
Five Star Bancorp	1,000	27,000
Flushing Financial Corp.	2,260	47,144
Fulton Financial Corp.	12,899	239,792
FVCBankcorp, Inc.*	950	18,782
German American Bancorp, Inc.	2,201	87,732
Glacier Bancorp, Inc.	8,840	511,836
Great Southern Bancorp, Inc.	740	46,361
Guaranty Bancshares, Inc.	646	22,998
Hancock Whitney Corp.	6,855	375,928
Hanmi Financial Corp.	2,407	65,109
HarborOne Bancorp, Inc.	3,550	51,936
HBT Financial, Inc.	808	15,877
Heartland Financial USA, Inc.	3,265	159,299
Heritage Commerce Corp.	4,672	66,389
Heritage Financial Corp.	2,751	90,508
Hilltop Holdings, Inc.	3,963	118,097
Home BancShares, Inc.	15,119	384,779
HomeStreet, Inc.	1,428	38,984
HomeTrust Bancshares, Inc.	1,131	28,954
Hope Bancorp, Inc.	9,216	125,522
Horizon Bancorp, Inc.	3,204	52,097
Independent Bank Corp.	3,645	329,945
Independent Bank Corp.	1,597	39,190
Independent Bank Group, Inc.	2,847	187,731
International Bancshares Corp.	4,261	224,469
John Marshall Bancorp, Inc.	917	26,556
Lakeland Bancorp, Inc.	4,946	92,391
Lakeland Financial Corp.	1,950	153,972
Live Oak Bancshares, Inc.	2,603	86,810
Macatawa Bank Corp.	2,088	23,198
Mercantile Bank Corp.	1,224	42,607
Metrocity Bankshares, Inc.	1,484	33,390
Metropolitan Bank Holding Corp.*	818	51,976
Mid Penn Bancorp, Inc.	1,141	37,653
Midland States Bancorp, Inc.	1,682	45,263
MidWestOne Financial Group, Inc.	1,125	39,251
MVB Financial Corp.	813	19,414
National Bank Holdings Corp., Class A	2,324	108,089
NBT Bancorp, Inc.	3,326	153,528
Nicolet Bankshares, Inc.*	977	80,817
Northeast Bank	520	22,017
Northwest Bancshares, Inc.	9,661	147,717
OceanFirst Financial Corp.	4,616	107,830
OFG Bancorp	3,703	107,276
Old National Bancorp	23,322	445,683
Old Second Bancorp, Inc.	3,368	58,805
Origin Bancorp, Inc.	1,785	73,042
Orrstown Financial Services, Inc.	815	21,932
Pacific Premier Bancorp, Inc.	7,455	275,462
Park National Corp.	1,142	172,819
Parke Bancorp, Inc.	803	17,465
Pathward Financial, Inc.	2,282	99,335
PCB Bancorp	925	17,223
PCSB Financial Corp.	992	19,820
Peapack-Gladstone Financial Corp.	1,381	56,925
Peoples Bancorp, Inc.	2,213	66,390
Peoples Financial Services Corp.	557	31,716
Preferred Bank	1,056	79,823
Premier Financial Corp.	2,816	82,171
Primis Financial Corp.	1,762	21,761
Professional Holding Corp., Class A*	1,026	30,749
QCR Holdings, Inc.	1,274	67,025
RBB Bancorp	1,163	26,133
Red River Bancshares, Inc.	345	18,112
Renasant Corp.	4,353	177,472
Republic Bancorp, Inc., Class A	691	30,452
Republic First Bancorp, Inc.*	3,845	9,805
S&T Bancorp, Inc.	3,107	116,264
Sandy Spring Bancorp, Inc.	3,475	121,000
Seacoast Banking Corp. of Florida	4,811	165,402
ServisFirst Bancshares, Inc.	3,990	302,522
Shore Bancshares, Inc.	1,415	28,173
Sierra Bancorp	1,093	23,653
Silvergate Capital Corp., Class A*	2,492	68,356
Simmons First National Corp., Class A	9,772	226,808
SmartFinancial, Inc.	1,233	36,965
South Plains Financial, Inc.	792	24,520
Southern First Bancshares, Inc.*	603	29,848
Southside Bancshares, Inc.	2,432	88,379
SouthState Corp.	5,960	523,586
Stellar Bancorp, Inc.	3,608	121,986
Stock Yards Bancorp, Inc.	2,276	168,470
Summit Financial Group, Inc.	886	25,127
Texas Capital Bancshares, Inc.*	3,977	238,580
Third Coast Bancshares, Inc.*	1,017	19,974

See accompanying notes to the financial statements.

UltraPro Russell2000 Schedule of Portfolio Investments

November 30, 2022 (Unaudited)

Investments	Shares	Value ($)

Tompkins Financial Corp.	1,104	92,228
Towne Bank	5,355	172,966
TriCo Bancshares	2,482	135,269
Triumph Bancorp, Inc.*	1,855	110,855
Trustmark Corp.	4,871	178,181
UMB Financial Corp.	3,501	299,406
United Bankshares, Inc.	10,382	445,284
United Community Banks, Inc.	8,455	329,491
Unity Bancorp, Inc.	559	15,937
Univest Financial Corp.	2,320	65,447
USCB Financial Holdings, Inc.*	857	11,381
Valley National Bancorp	34,257	433,694
Veritex Holdings, Inc.	4,177	136,421
Washington Federal, Inc.	5,154	181,782
Washington Trust Bancorp, Inc.	1,360	67,674
WesBanco, Inc.	4,642	187,769
West Bancorp, Inc.	1,289	30,988
Westamerica Bancorp	2,072	127,946
		19,698,574
Beverages - 0.5%
Celsius Holdings, Inc.*	4,418	491,900
Coca-Cola Consolidated, Inc.	375	184,425
Duckhorn Portfolio, Inc. (The)*	2,937	47,168
MGP Ingredients, Inc.	1,117	139,692
National Beverage Corp.	1,877	96,722
Primo Water Corp.	12,530	196,095
Vintage Wine Estates, Inc.*	2,545	8,449
Vita Coco Co., Inc. (The)*(b)	2,216	26,238
		1,190,689
Biotechnology - 5.5%
2seventy bio, Inc.*	2,973	46,587
4D Molecular Therapeutics, Inc.*	2,386	57,670
Aadi Bioscience, Inc.*(b)	1,149	15,374
Absci Corp.*(b)	4,188	10,470
ACADIA Pharmaceuticals, Inc.*	9,560	148,945
Adicet Bio, Inc.*	2,250	40,905
ADMA Biologics, Inc.*	14,774	49,345
Aerovate Therapeutics, Inc.*(b)	730	13,753
Affimed NV*	11,306	24,195
Agenus, Inc.*	22,499	60,747
Agios Pharmaceuticals, Inc.*	4,338	130,747
Akero Therapeutics, Inc.*	2,227	103,556
Albireo Pharma, Inc.*	1,368	30,205
Alector, Inc.*	4,944	41,975
Alkermes plc*	12,964	321,248
Allogene Therapeutics, Inc.*(b)	6,336	62,473
Allovir, Inc.*	2,470	18,550
Alpine Immune Sciences, Inc.*	1,241	7,793
ALX Oncology Holdings, Inc.*	1,705	18,926
Amicus Therapeutics, Inc.*	21,923	265,268
AnaptysBio, Inc.*	1,610	44,484
Anavex Life Sciences Corp.*(b)	5,498	48,492
Anika Therapeutics, Inc.*	1,158	36,523
Apellis Pharmaceuticals, Inc.*	7,455	372,228
Arbutus Biopharma Corp.*(b)	8,583	20,170
Arcellx, Inc.*	2,351	46,879
Arcturus Therapeutics Holdings, Inc.*	1,838	33,893
Arcus Biosciences, Inc.*	4,083	143,599
Arcutis Biotherapeutics, Inc.*	3,251	56,015
Arrowhead Pharmaceuticals, Inc.*	8,184	263,525
Atara Biotherapeutics, Inc.*	7,371	33,391
Aura Biosciences, Inc.*	1,457	20,806
Aurinia Pharmaceuticals, Inc.*	10,665	54,711
Avid Bioservices, Inc.*	4,856	76,045
Avidity Biosciences, Inc.*	4,072	47,398
Beam Therapeutics, Inc.*	5,053	233,398
BioCryst Pharmaceuticals, Inc.*	14,745	196,993
Biohaven Ltd.*	2,533	40,072
Bioxcel Therapeutics, Inc.*(b)	1,519	25,170
Bluebird Bio, Inc.*	6,140	47,831
Blueprint Medicines Corp.*	4,749	226,955
Bridgebio Pharma, Inc.*	8,316	77,921
C4 Therapeutics, Inc.*	3,345	28,667
CareDx, Inc.*	4,048	52,422
Caribou Biosciences, Inc.*(b)	4,458	41,504
Catalyst Pharmaceuticals, Inc.*	7,616	127,720
Celldex Therapeutics, Inc.*	3,645	135,193
Celularity, Inc., Class A*(b)	5,355	9,157
Century Therapeutics, Inc.*(b)	1,598	16,779
Cerevel Therapeutics Holdings, Inc.*	4,320	125,107
Chimerix, Inc.*	6,696	14,530
Chinook Therapeutics, Inc.*	3,963	89,762
Cogent Biosciences, Inc.*	5,088	64,007
Coherus Biosciences, Inc.*	5,855	40,165
Crinetics Pharmaceuticals, Inc.*	4,184	74,768
CTI BioPharma Corp.*	7,960	47,919
Cullinan Oncology, Inc.*	2,415	30,018
Cytokinetics, Inc.*	6,529	277,483
Day One Biopharmaceuticals, Inc.*	2,201	46,727
Deciphera Pharmaceuticals, Inc.*	3,581	56,974
Denali Therapeutics, Inc.*	7,833	249,951
Design Therapeutics, Inc.*(b)	2,693	37,702
Dynavax Technologies Corp.*	9,410	116,778
Dyne Therapeutics, Inc.*	2,519	29,472
Eagle Pharmaceuticals, Inc.*	824	29,928
Editas Medicine, Inc.*	5,492	58,215
Eiger BioPharmaceuticals, Inc.*	3,313	15,041
Emergent BioSolutions, Inc.*	4,004	49,249
Enanta Pharmaceuticals, Inc.*	1,557	68,181
Enochian Biosciences, Inc.*(b)	1,573	2,367
EQRx, Inc.*	15,981	60,089
Erasca, Inc.*(b)	5,157	38,935
Fate Therapeutics, Inc.*	6,609	137,599
FibroGen, Inc.*	6,953	99,915
Foghorn Therapeutics, Inc.*(b)	1,596	10,773
Gelesis Holdings, Inc.*(b)	1,246	461
Generation Bio Co.*	3,822	20,371
Geron Corp.*	28,562	66,264
Gossamer Bio, Inc.*	5,006	42,851
GreenLight Biosciences Holdings PBC*	5,762	8,528
Halozyme Therapeutics, Inc.*	10,791	617,893
Heron Therapeutics, Inc.*(b)	8,179	22,165
HilleVax, Inc.*	1,032	20,640
Humacyte, Inc.*(b)	1,402	4,374
Icosavax, Inc.*(b)	1,767	5,902
Ideaya Biosciences, Inc.*	2,826	50,529
IGM Biosciences, Inc.*	842	18,532
Imago Biosciences, Inc.*	2,092	74,664
ImmunityBio, Inc.*(b)	6,507	35,854
ImmunoGen, Inc.*	17,068	88,583
Immunovant, Inc.*	3,184	41,742
Inhibrx, Inc.*	2,322	69,614
Inovio Pharmaceuticals, Inc.*	19,649	40,084
Insmed, Inc.*	9,480	175,285
Instil Bio, Inc.*	5,532	7,358

See accompanying notes to the financial statements.

UltraPro Russell2000 Schedule of Portfolio Investments

November 30, 2022 (Unaudited)

Investments	Shares	Value ($)

Intellia Therapeutics, Inc.*	5,995	308,503
Intercept Pharmaceuticals, Inc.*	1,946	29,015
Invivyd, Inc.*	4,080	9,221
Iovance Biotherapeutics, Inc.*	11,985	76,704
Ironwood Pharmaceuticals, Inc.*	10,866	131,587
iTeos Therapeutics, Inc.*	1,868	37,640
IVERIC bio, Inc.*	9,421	222,524
Janux Therapeutics, Inc.*	1,367	18,646
Jounce Therapeutics, Inc.*	3,350	2,948
KalVista Pharmaceuticals, Inc.*	1,946	10,489
Karuna Therapeutics, Inc.*	2,374	558,626
Karyopharm Therapeutics, Inc.*	6,057	32,042
Keros Therapeutics, Inc.*	1,430	71,271
Kezar Life Sciences, Inc.*	4,185	32,685
Kiniksa Pharmaceuticals Ltd., Class A*	2,476	41,671
Kinnate Biopharma, Inc.*	2,323	18,398
Kodiak Sciences, Inc.*	2,649	19,550
Kronos Bio, Inc.*	3,235	6,147
Krystal Biotech, Inc.*	1,695	131,769
Kura Oncology, Inc.*	5,045	79,560
Kymera Therapeutics, Inc.*	3,006	87,114
Lexicon Pharmaceuticals, Inc.*	6,621	14,169
Lyell Immunopharma, Inc.*(b)	13,754	57,904
MacroGenics, Inc.*	4,793	30,819
Madrigal Pharmaceuticals, Inc.*	1,015	71,162
MannKind Corp.*	19,788	92,608
MeiraGTx Holdings plc*	2,403	14,802
Mersana Therapeutics, Inc.*	7,164	47,712
MiMedx Group, Inc.*	8,970	29,153
Mirum Pharmaceuticals, Inc.*	1,436	26,781
Monte Rosa Therapeutics, Inc.*(b)	2,278	19,317
Morphic Holding, Inc.*	2,044	56,251
Myriad Genetics, Inc.*	6,322	128,084
Nkarta, Inc.*	2,577	21,853
Nurix Therapeutics, Inc.*	3,690	45,719
Nuvalent, Inc., Class A*	1,343	44,158
Ocugen, Inc.*(b)	17,016	26,545
Organogenesis Holdings, Inc.*	5,641	15,456
Outlook Therapeutics, Inc.*(b)	9,419	9,796
Pardes Biosciences, Inc.*	2,729	2,457
PepGen, Inc.*	761	11,385
PMV Pharmaceuticals, Inc.*	2,927	29,211
Point Biopharma Global, Inc.*	5,887	40,090
Praxis Precision Medicines, Inc.*	3,007	6,645
Precigen, Inc.*(b)	8,027	14,609
Prometheus Biosciences, Inc.*	2,434	100,062
Protagonist Therapeutics, Inc.*	3,656	28,919
Prothena Corp. plc*	2,822	176,403
PTC Therapeutics, Inc.*	5,586	231,763
Rallybio Corp.*(b)	1,267	7,298
RAPT Therapeutics, Inc.*	2,069	36,580
Recursion Pharmaceuticals, Inc., Class A*	10,864	102,122
REGENXBIO, Inc.*	3,192	76,289
Relay Therapeutics, Inc.*	6,083	113,022
Replimune Group, Inc.*	3,228	66,077
REVOLUTION Medicines, Inc.*	5,921	139,676
Rigel Pharmaceuticals, Inc.*	13,721	9,215
Rocket Pharmaceuticals, Inc.*	3,479	65,684
Sage Therapeutics, Inc.*	4,141	169,947
Sana Biotechnology, Inc.*(b)	7,076	35,309
Sangamo Therapeutics, Inc.*	10,162	37,193
Seres Therapeutics, Inc.*	5,601	36,407
Sorrento Therapeutics, Inc.*(b)	30,228	39,296
SpringWorks Therapeutics, Inc.*	2,761	66,761
Stoke Therapeutics, Inc.*	1,784	13,451
Sutro Biopharma, Inc.*	3,889	29,129
Syndax Pharmaceuticals, Inc.*	4,231	101,375
Talaris Therapeutics, Inc.*(b)	1,834	2,678
Tango Therapeutics, Inc.*(b)	3,705	27,825
Tenaya Therapeutics, Inc.*	2,221	5,886
TG Therapeutics, Inc.*	10,592	93,421
Travere Therapeutics, Inc.*	4,839	97,409
Twist Bioscience Corp.*	4,461	122,008
Tyra Biosciences, Inc.*(b)	1,042	7,304
Vanda Pharmaceuticals, Inc.*	4,412	48,135
Vaxart, Inc.*(b)	9,847	11,619
Vaxcyte, Inc.*	5,355	246,651
VBI Vaccines, Inc.*	15,331	7,972
Vera Therapeutics, Inc.*	1,113	18,587
Veracyte, Inc.*	5,698	158,063
Vericel Corp.*	3,751	85,635
Verve Therapeutics, Inc.*	3,617	84,023
Vir Biotechnology, Inc.*	5,765	162,688
Viridian Therapeutics, Inc.*(b)	2,109	53,294
VistaGen Therapeutics, Inc.*	15,485	2,138
Xencor, Inc.*	4,563	135,612
Y-mAbs Therapeutics, Inc.*	2,919	13,048
Zentalis Pharmaceuticals, Inc.*	3,733	82,574
		13,241,366
Building Products - 1.0%
AAON, Inc.	3,487	276,380
American Woodmark Corp.*	1,314	71,219
Apogee Enterprises, Inc.	1,768	85,306
Caesarstone Ltd.	1,799	11,280
CSW Industrials, Inc.	1,162	140,544
Gibraltar Industries, Inc.*	2,526	127,841
Griffon Corp.	3,663	129,340
Insteel Industries, Inc.	1,489	43,911
Janus International Group, Inc.*	6,492	71,087
JELD-WEN Holding, Inc.*	6,631	68,565
Masonite International Corp.*	1,770	133,228
PGT Innovations, Inc.*	4,595	90,935
Quanex Building Products Corp.	2,631	62,539
Resideo Technologies, Inc.*	11,500	186,300
Simpson Manufacturing Co., Inc.	3,448	320,836
UFP Industries, Inc.	4,757	389,408
View, Inc.*(b)	8,891	12,447
Zurn Elkay Water Solutions Corp.	9,874	239,049
		2,460,215
Capital Markets - 1.3%
Artisan Partners Asset Management, Inc., Class A	4,778	165,749
AssetMark Financial Holdings, Inc.*	1,716	42,660
Associated Capital Group, Inc., Class A	137	5,542
B Riley Financial, Inc.	1,634	71,765
Bakkt Holdings, Inc.*(b)	5,064	8,963
BGC Partners, Inc., Class A	25,406	109,500
Blucora, Inc.*	3,785	94,814
Brightsphere Investment Group, Inc.	2,568	52,284
Cohen & Steers, Inc.	2,021	133,891
Cowen, Inc., Class A	2,088	80,722
Diamond Hill Investment Group, Inc.	235	41,821

See accompanying notes to the financial statements.

UltraPro Russell2000 Schedule of Portfolio Investments

November 30, 2022 (Unaudited)

Investments	Shares	Value ($)

Donnelley Financial Solutions, Inc.*	2,058	78,574
Federated Hermes, Inc., Class B	6,788	257,672
Focus Financial Partners, Inc., Class A*	4,614	176,070
GCM Grosvenor, Inc., Class A	3,271	28,687
Hamilton Lane, Inc., Class A	2,806	207,307
Houlihan Lokey, Inc.	3,977	391,138
MarketWise, Inc.*(b)	1,355	2,575
Moelis & Co., Class A	5,067	218,996
Open Lending Corp., Class A*	8,386	59,289
Oppenheimer Holdings, Inc., Class A	649	27,037
Perella Weinberg Partners	3,261	31,208
Piper Sandler Cos.	1,351	194,085
PJT Partners, Inc., Class A	1,877	144,548
Sculptor Capital Management, Inc.	2,039	20,492
Silvercrest Asset Management Group, Inc., Class A	790	14,931
StepStone Group, Inc., Class A	4,237	127,025
StoneX Group, Inc.*	1,368	138,811
Value Line, Inc.	74	4,144
Victory Capital Holdings, Inc., Class A	1,312	38,048
Virtus Investment Partners, Inc.	552	107,055
WisdomTree, Inc.	10,831	60,329
		3,135,732
Chemicals - 1.7%
AdvanSix, Inc.	2,165	89,112
American Vanguard Corp.	2,322	53,406
Amyris, Inc.*(b)	15,651	27,076
Aspen Aerogels, Inc.*	2,445	29,487
Avient Corp.	7,237	250,473
Balchem Corp.	2,533	356,646
Cabot Corp.	4,421	325,474
Chase Corp.	599	56,905
Danimer Scientific, Inc.*(b)	7,202	19,157
Diversey Holdings Ltd.*	6,213	31,935
Ecovyst, Inc.*	6,042	56,130
FutureFuel Corp.	2,054	18,157
Hawkins, Inc.	1,544	64,230
HB Fuller Co.	4,222	339,069
Ingevity Corp.*	3,040	237,941
Innospec, Inc.	1,970	218,453
Intrepid Potash, Inc.*	886	31,940
Koppers Holdings, Inc.	1,615	48,111
Kronos Worldwide, Inc.	1,762	16,228
Livent Corp.*	12,887	360,707
LSB Industries, Inc.*	2,521	38,899
Mativ Holdings, Inc.	4,328	89,893
Minerals Technologies, Inc.	2,577	155,367
Origin Materials, Inc.*(b)	8,352	46,521
Orion Engineered Carbons SA	4,810	90,332
Perimeter Solutions SA*	9,686	104,996
PureCycle Technologies, Inc.*(b)	8,449	58,636
Quaker Chemical Corp.	1,075	211,549
Rayonier Advanced Materials, Inc.*	4,910	38,003
Sensient Technologies Corp.	3,335	249,158
Stepan Co.	1,698	189,446
Tredegar Corp.	2,162	22,355
Trinseo plc	2,781	68,552
Tronox Holdings plc	9,304	131,466
Valhi, Inc.	192	4,274
		4,130,084
Commercial Services & Supplies - 1.2%
ABM Industries, Inc.	5,332	251,564
ACCO Brands Corp.	7,314	40,739
ACV Auctions, Inc., Class A*	9,170	81,063
Aris Water Solution, Inc., Class A	1,751	27,701
Brady Corp., Class A	3,629	173,829
BrightView Holdings, Inc.*	3,530	24,322
Brink's Co. (The)	3,690	220,477
Casella Waste Systems, Inc., Class A*	3,970	341,777
Cimpress plc*	1,401	41,455
CompX International, Inc.	125	2,471
CoreCivic, Inc., REIT*	9,282	123,265
Deluxe Corp.	3,440	66,530
Ennis, Inc.	2,021	46,948
GEO Group, Inc. (The)*	9,416	111,297
Harsco Corp.*	6,245	46,713
Healthcare Services Group, Inc.	5,893	82,207
Heritage-Crystal Clean, Inc.*	1,247	39,405
HNI Corp.	3,275	94,975
Interface, Inc.	4,654	50,403
KAR Auction Services, Inc.*	9,137	125,542
Kimball International, Inc., Class B	2,874	20,578
Li-Cycle Holdings Corp.*(b)	10,868	69,229
Matthews International Corp., Class A	2,375	75,192
MillerKnoll, Inc.	6,042	123,196
Montrose Environmental Group, Inc.*	2,183	100,767
NL Industries, Inc.	665	4,522
Pitney Bowes, Inc.	13,767	52,590
Quad/Graphics, Inc.*	2,678	9,909
SP Plus Corp.*	1,845	64,372
Steelcase, Inc., Class A	6,918	54,860
UniFirst Corp.	1,193	231,156
Viad Corp.*	1,616	47,850
VSE Corp.	842	41,292
		2,888,196
Communications Equipment - 0.7%
ADTRAN Holdings, Inc.	5,592	113,350
Aviat Networks, Inc.*	877	27,590
Calix, Inc.*	4,514	321,848
Cambium Networks Corp.*	912	19,417
Casa Systems, Inc.*	2,812	7,705
Clearfield, Inc.*	920	121,090
CommScope Holding Co., Inc.*	16,307	144,806
Comtech Telecommunications Corp.	2,058	24,017
Digi International, Inc.*	2,716	115,349
DZS, Inc.*	1,400	16,548
Extreme Networks, Inc.*	10,041	210,560
Harmonic, Inc.*	7,318	112,258
Infinera Corp.*(b)	15,050	101,588
Inseego Corp.*(b)	6,853	8,703
NETGEAR, Inc.*	2,251	44,412
NetScout Systems, Inc.*	5,433	202,542
Ondas Holdings, Inc.*(b)	2,829	7,327
Ribbon Communications, Inc.*	5,748	14,543
Viavi Solutions, Inc.*	18,097	205,039
		1,818,692

See accompanying notes to the financial statements.

UltraPro Russell2000 Schedule of Portfolio Investments

November 30, 2022 (Unaudited)

Investments	Shares	Value ($)

Construction & Engineering - 1.3%
Ameresco, Inc., Class A*	2,528	165,634
API Group Corp.*	16,451	316,188
Arcosa, Inc.	3,852	235,357
Argan, Inc.	1,064	40,379
Comfort Systems USA, Inc.	2,818	357,210
Concrete Pumping Holdings, Inc.*	2,088	14,741
Construction Partners, Inc., Class A*	3,171	90,691
Dycom Industries, Inc.*	2,295	209,166
EMCOR Group, Inc.	3,889	602,406
Fluor Corp.*	11,318	380,398
Granite Construction, Inc.(b)	3,517	126,682
Great Lakes Dredge & Dock Corp.*	5,196	38,035
IES Holdings, Inc.*	691	23,370
MYR Group, Inc.*	1,304	124,571
Northwest Pipe Co.*	777	29,106
NV5 Global, Inc.*	1,074	155,204
Primoris Services Corp.	4,216	90,012
Sterling Infrastructure, Inc.*	2,329	76,275
Tutor Perini Corp.*	3,344	23,910
		3,099,335
Construction Materials - 0.1%
Summit Materials, Inc., Class A*	9,430	285,635
United States Lime & Minerals, Inc.	161	22,376
		308,011
Consumer Finance - 0.6%
Atlanticus Holdings Corp.*	336	9,677
Bread Financial Holdings, Inc.	3,981	163,340
Consumer Portfolio Services, Inc.*(b)	757	6,525
Curo Group Holdings Corp.	1,744	6,226
Encore Capital Group, Inc.*	1,881	94,802
Enova International, Inc.*	2,488	100,366
EZCORP, Inc., Class A*	3,973	39,810
FirstCash Holdings, Inc.	3,069	288,056
Green Dot Corp., Class A*	3,824	77,933
LendingClub Corp.*	8,163	84,161
LendingTree, Inc.*	836	20,022
Moneylion, Inc.*	9,911	7,400
Navient Corp.	8,860	146,810
Nelnet, Inc., Class A	1,158	114,109
NerdWallet, Inc., Class A*(b)	2,036	25,857
Oportun Financial Corp.*	2,212	12,255
OppFi, Inc.*(b)	1,095	2,727
PRA Group, Inc.*	3,062	105,272
PROG Holdings, Inc.*	3,976	78,287
Regional Management Corp.	612	18,017
Sunlight Financial Holdings, Inc.*(b)	1,933	3,499
World Acceptance Corp.*	309	21,911
		1,427,062
Containers & Packaging - 0.2%
Cryptyde, Inc.*	1,577	465
Greif, Inc., Class A	2,054	144,417
Greif, Inc., Class B	429	32,235
Myers Industries, Inc.	2,885	67,336
O-I Glass, Inc.*	12,376	203,090
Pactiv Evergreen, Inc.	3,435	39,983
Ranpak Holdings Corp.*	3,453	18,681
TriMas Corp.	3,329	91,048
		597,255
Distributors - 0.0%(d)
Funko, Inc., Class A*	2,530	24,035
Weyco Group, Inc.	467	11,955
		35,990
Diversified Consumer Services - 0.8%
2U, Inc.*	5,936	47,666
Adtalem Global Education, Inc.*	3,568	148,429
American Public Education, Inc.*	1,489	19,133
Beachbody Co., Inc. (The)*(b)	8,323	5,826
Carriage Services, Inc.	1,056	26,558
Chegg, Inc.*	9,889	295,088
Coursera, Inc.*	9,072	126,464
Duolingo, Inc.*	1,870	130,283
European Wax Center, Inc., Class A(b)	1,938	28,101
Frontdoor, Inc.*	6,582	153,821
Graham Holdings Co., Class B	297	191,173
Laureate Education, Inc., Class A	10,689	112,021
Nerdy, Inc.*(b)	4,310	9,094
OneSpaWorld Holdings Ltd.*	5,276	52,602
Perdoceo Education Corp.*	5,349	76,758
Rover Group, Inc.*	7,372	35,533
Strategic Education, Inc.	1,806	147,731
Stride, Inc.*	3,226	114,233
Udemy, Inc.*	5,736	81,394
Universal Technical Institute, Inc.*	2,631	19,048
Vivint Smart Home, Inc.*	7,546	70,027
WW International, Inc.*	4,311	17,804
		1,908,787
Diversified Financial Services - 0.2%
Alerus Financial Corp.	1,204	28,487
A-Mark Precious Metals, Inc.	1,436	49,542
Banco Latinoamericano de Comercio Exterior SA, Class E	2,188	36,080
Cannae Holdings, Inc.*	5,671	131,397
Compass Diversified Holdings	4,923	96,294
Jackson Financial, Inc., Class A	6,080	227,088
SWK Holdings Corp.*(b)	283	5,504
		574,392
Diversified Telecommunication Services - 0.5%
Anterix, Inc.*	1,464	49,776
ATN International, Inc.	867	41,971
Bandwidth, Inc., Class A*	1,844	42,154
Charge Enterprises, Inc.*	10,342	21,925
Cogent Communications Holdings, Inc.	3,422	198,647
Consolidated Communications Holdings, Inc.*	5,905	27,281
EchoStar Corp., Class A*	2,673	46,510
Globalstar, Inc.*	54,394	103,349
IDT Corp., Class B*	1,167	32,618
Iridium Communications, Inc.*	10,127	537,744
Liberty Latin America Ltd., Class A*	3,041	23,537
Liberty Latin America Ltd., Class C*	11,855	92,350
Ooma, Inc.*	1,821	28,681
Radius Global Infrastructure, Inc.*	6,102	77,251
Starry Group Holdings, Inc., Class A*	1,893	356
		1,324,150
Electric Utilities - 0.6%
ALLETE, Inc.	4,556	301,607

See accompanying notes to the financial statements.

UltraPro Russell2000 Schedule of Portfolio Investments

November 30, 2022 (Unaudited)

Investments	Shares	Value ($)

MGE Energy, Inc.	2,897	208,613
Otter Tail Corp.	3,270	194,990
PNM Resources, Inc.	6,794	332,906
Portland General Electric Co.	7,113	350,173
Via Renewables, Inc.(b)	977	6,312
		1,394,601
Electrical Equipment - 1.2%
Allied Motion Technologies, Inc.	1,063	37,673
Array Technologies, Inc.*	11,985	250,966
Atkore, Inc.*	3,277	400,286
AZZ, Inc.	1,950	81,179
Babcock & Wilcox Enterprises, Inc.*	4,830	22,025
Blink Charging Co.*(b)	2,848	39,530
Bloom Energy Corp., Class A*	13,983	297,698
Encore Wire Corp.	1,468	214,489
Energy Vault Holdings, Inc.*(b)	5,042	18,857
EnerSys	3,244	245,182
Enovix Corp.*(b)	8,648	112,856
ESS Tech, Inc.*(b)	6,413	20,650
Fluence Energy, Inc.*(b)	2,854	49,032
FTC Solar, Inc.*	3,360	7,123
FuelCell Energy, Inc.*	30,972	107,163
GrafTech International Ltd.	15,410	83,214
Heliogen, Inc.*(b)	7,223	8,234
NuScale Power Corp.*(b)	2,492	27,163
Powell Industries, Inc.	728	19,161
Preformed Line Products Co.	198	18,679
Shoals Technologies Group, Inc., Class A*	8,894	257,659
Stem, Inc.*	11,458	149,756
SunPower Corp.*	6,506	157,770
Thermon Group Holdings, Inc.*	2,632	53,456
TPI Composites, Inc.*	2,907	35,117
Vicor Corp.*	1,751	94,536
		2,809,454
Electronic Equipment, Instruments & Components - 1.9%
908 Devices, Inc.*	1,738	18,597
Advanced Energy Industries, Inc.	2,986	276,623
Aeva Technologies, Inc.*(b)	7,700	12,936
AEye, Inc.*(b)	2,100	1,869
Akoustis Technologies, Inc.*(b)	4,132	15,702
Arlo Technologies, Inc.*	6,901	26,362
Badger Meter, Inc.	2,326	269,397
Belden, Inc.	3,433	276,150
Benchmark Electronics, Inc.	2,777	80,172
Cepton, Inc.*	3,755	5,107
CTS Corp.	2,521	107,142
ePlus, Inc.*	2,108	104,683
Evolv Technologies Holdings, Inc.*	6,685	23,331
Fabrinet*	2,936	391,692
FARO Technologies, Inc.*	1,454	43,504
Focus Universal, Inc.*(b)	1,408	15,474
Identiv, Inc.*	1,754	14,646
Insight Enterprises, Inc.*	2,497	259,463
Itron, Inc.*	3,586	190,703
Kimball Electronics, Inc.*	1,906	44,010
Knowles Corp.*	7,124	111,134
Lightwave Logic, Inc.*(b)	8,887	70,474
Methode Electronics, Inc.	2,883	131,695
MicroVision, Inc.*(b)	13,163	39,884
Mirion Technologies, Inc.*(b)	10,891	69,485
Napco Security Technologies, Inc.*	2,338	61,676
nLight, Inc.*	3,532	38,358
Novanta, Inc.*	2,824	445,486
OSI Systems, Inc.*	1,288	113,962
Ouster, Inc.*(b)	11,361	13,406
PAR Technology Corp.*	2,108	51,372
PC Connection, Inc.*	894	49,662
Plexus Corp.*	2,183	240,610
Rogers Corp.*	1,493	162,797
Sanmina Corp.*	4,535	299,718
ScanSource, Inc.*	2,007	59,929
SmartRent, Inc.*	9,641	23,428
TTM Technologies, Inc.*	8,058	129,492
Velodyne Lidar, Inc.*	15,353	15,115
Vishay Intertechnology, Inc.	10,513	242,219
Vishay Precision Group, Inc.*	987	40,043
		4,587,508
Energy Equipment & Services - 1.6%
Archrock, Inc.	10,764	93,754
Borr Drilling Ltd.*	15,508	72,422
Bristow Group, Inc.*	1,857	48,282
Cactus, Inc., Class A	4,688	254,980
ChampionX Corp.	16,247	501,058
Diamond Offshore Drilling, Inc.*	8,045	76,991
DMC Global, Inc.*	1,493	27,456
Dril-Quip, Inc.*	2,713	63,864
Expro Group Holdings NV*	6,164	107,069
Helix Energy Solutions Group, Inc.*	11,369	72,534
Helmerich & Payne, Inc.	8,175	417,579
Liberty Energy, Inc., Class A*	11,351	187,632
Nabors Industries Ltd.*	719	113,839
National Energy Services Reunited Corp.*	3,032	19,375
Newpark Resources, Inc.*	6,859	27,505
NexTier Oilfield Solutions, Inc.*	13,963	142,283
Noble Corp. plc*	5,875	218,139
Oceaneering International, Inc.*	7,952	120,791
Oil States International, Inc.*	5,004	33,777
Patterson-UTI Energy, Inc.	17,056	306,155
ProFrac Holding Corp., Class A*(b)	1,095	25,820
ProPetro Holding Corp.*	6,944	76,245
RPC, Inc.	5,910	54,727
Select Energy Services, Inc., Class A	5,676	46,486
Solaris Oilfield Infrastructure, Inc., Class A	2,511	27,546
TETRA Technologies, Inc.*	9,896	37,704
Tidewater, Inc.*	3,389	103,026
US Silica Holdings, Inc.*	5,893	77,139
Valaris Ltd.*	4,845	319,818
Weatherford International plc*	5,618	243,821
		3,917,817
Entertainment - 0.2%
Cinemark Holdings, Inc.*	8,664	117,917
IMAX Corp.*	3,741	63,186
Liberty Media Corp.-Liberty Braves, Class A*	794	26,297
Liberty Media Corp.-Liberty Braves, Class C*	2,995	97,577
Lions Gate Entertainment Corp., Class A*	4,635	35,411
Lions Gate Entertainment Corp., Class B*	9,181	65,369
Madison Square Garden Entertainment Corp.*(b)	2,045	98,405

See accompanying notes to the financial statements.

UltraPro Russell2000 Schedule of Portfolio Investments

November 30, 2022 (Unaudited)

Investments	Shares	Value ($)

Marcus Corp. (The)(b)	1,893	30,742
Playstudios, Inc.*	6,299	26,330
Reservoir Media, Inc.*	1,627	10,283
Skillz, Inc.*	24,985	24,458
		595,975
Equity Real Estate Investment Trusts (REITs) - 4.7%
Acadia Realty Trust	7,407	113,920
Agree Realty Corp.	6,273	438,796
Alexander & Baldwin, Inc.	5,761	113,780
Alexander's, Inc.	169	41,277
American Assets Trust, Inc.	3,926	114,993
Apartment Investment and Management Co., Class A	11,907	99,781
Apple Hospitality REIT, Inc.	17,104	291,794
Armada Hoffler Properties, Inc.	5,335	64,820
Ashford Hospitality Trust, Inc.*	2,734	17,798
Bluerock Homes Trust, Inc.*	284	6,964
Braemar Hotels & Resorts, Inc.	5,441	20,077
Brandywine Realty Trust	13,496	93,257
Broadstone Net Lease, Inc.	13,263	225,073
BRT Apartments Corp.	955	19,702
CareTrust REIT, Inc.	7,677	152,005
CBL & Associates Properties, Inc.	2,117	64,569
Centerspace	1,221	78,755
Chatham Lodging Trust*	3,812	50,966
City Office REIT, Inc.	3,239	32,034
Clipper Realty, Inc.	951	7,209
Community Healthcare Trust, Inc.	1,886	66,500
Corporate Office Properties Trust	8,959	248,791
CTO Realty Growth, Inc.	1,433	30,050
DiamondRock Hospitality Co.	16,676	156,921
Diversified Healthcare Trust	18,913	18,724
Easterly Government Properties, Inc.	7,248	114,808
Elme Communities	6,951	137,352
Empire State Realty Trust, Inc., Class A	10,723	82,674
Equity Commonwealth	8,468	229,398
Essential Properties Realty Trust, Inc.	11,178	259,441
Farmland Partners, Inc.	3,857	51,221
Four Corners Property Trust, Inc.	6,460	175,324
Franklin Street Properties Corp.	7,852	22,928
Getty Realty Corp.	3,351	110,650
Gladstone Commercial Corp.	3,116	59,173
Gladstone Land Corp.	2,562	52,624
Global Medical REIT, Inc.	4,855	49,036
Global Net Lease, Inc.	8,286	112,110
Hersha Hospitality Trust, Class A	2,497	24,046
Independence Realty Trust, Inc.	17,625	319,365
Indus Realty Trust, Inc.	426	27,264
Industrial Logistics Properties Trust	5,163	21,013
Innovative Industrial Properties, Inc.	2,208	267,632
InvenTrust Properties Corp.	5,387	138,500
iStar, Inc.	5,429	43,595
Kite Realty Group Trust	17,324	394,987
LTC Properties, Inc.	3,177	124,824
LXP Industrial Trust(b)	21,968	236,376
Macerich Co. (The)	17,127	217,513
National Health Investors, Inc.	3,420	192,409
Necessity Retail REIT, Inc. (The)	10,628	70,995
NETSTREIT Corp.(b)	4,847	94,662
NexPoint Residential Trust, Inc.	1,805	86,802
Office Properties Income Trust	3,811	58,270
One Liberty Properties, Inc.	1,295	30,873
Orion Office REIT, Inc.	4,536	42,139
Outfront Media, Inc.	11,641	212,914
Paramount Group, Inc.	15,266	99,534
Pebblebrook Hotel Trust	10,328	171,961
Phillips Edison & Co., Inc.	9,316	300,255
Physicians Realty Trust	17,889	267,083
Piedmont Office Realty Trust, Inc., Class A	9,774	101,747
Plymouth Industrial REIT, Inc.	2,995	61,997
Postal Realty Trust, Inc., Class A	1,408	21,810
PotlatchDeltic Corp.	6,330	302,511
Retail Opportunity Investments Corp.	9,589	146,232
RLJ Lodging Trust	12,753	154,566
RPT Realty	6,717	75,230
Ryman Hospitality Properties, Inc.	4,279	391,657
Sabra Health Care REIT, Inc.	18,354	236,950
Safehold, Inc.	2,142	63,220
Saul Centers, Inc.	939	40,471
Service Properties Trust	13,058	102,505
SITE Centers Corp.	15,488	210,482
STAG Industrial, Inc.	14,344	472,061
Summit Hotel Properties, Inc.	8,328	71,204
Sunstone Hotel Investors, Inc.	16,868	185,379
Tanger Factory Outlet Centers, Inc.	8,061	156,786
Terreno Realty Corp.	5,910	346,562
UMH Properties, Inc.	3,937	69,331
Uniti Group, Inc.	18,867	143,767
Universal Health Realty Income Trust	1,019	53,487
Urban Edge Properties	9,098	143,112
Urstadt Biddle Properties, Inc., Class A	2,365	45,242
Veris Residential, Inc.*	6,850	110,011
Whitestone REIT	3,718	36,176
Xenia Hotels & Resorts, Inc.	9,095	140,245
		11,351,048
Food & Staples Retailing - 0.5%
Andersons, Inc. (The)	2,547	98,060
Chefs' Warehouse, Inc. (The)*	2,713	105,400
HF Foods Group, Inc.*	2,778	12,334
Ingles Markets, Inc., Class A	1,131	114,344
Natural Grocers by Vitamin Cottage, Inc.	737	7,429
PriceSmart, Inc.	1,957	139,025
Rite Aid Corp.*	4,339	21,999
SpartanNash Co.	2,841	93,327
Sprouts Farmers Market, Inc.*	8,553	293,625
United Natural Foods, Inc.*	4,620	220,282
Village Super Market, Inc., Class A	673	15,169
Weis Markets, Inc.	1,307	113,983
		1,234,977
Food Products - 1.0%
Alico, Inc.	497	15,372
AppHarvest, Inc.*(b)	5,910	5,330
B&G Foods, Inc.(b)	5,625	74,700
Benson Hill, Inc.*	13,611	42,330
Beyond Meat, Inc.*(b)	4,882	71,228
BRC, Inc., Class A*(b)	2,072	12,660
Calavo Growers, Inc.	1,373	48,000
Cal-Maine Foods, Inc.	3,015	175,714
Fresh Del Monte Produce, Inc.	2,425	67,124

See accompanying notes to the financial statements.

UltraPro Russell2000 Schedule of Portfolio Investments

November 30, 2022 (Unaudited)

Investments	Shares	Value ($)

Hain Celestial Group, Inc. (The)*	5,980	112,065
Hostess Brands, Inc.*	10,820	285,648
J & J Snack Foods Corp.	1,207	197,972
John B Sanfilippo & Son, Inc.	711	60,215
Lancaster Colony Corp.	1,546	320,239
Lifecore Biomedical, Inc.*	2,082	17,718
Local Bounti Corp.*(b)	3,414	7,169
Mission Produce, Inc.*	3,188	50,657
Seneca Foods Corp., Class A*	430	27,640
Simply Good Foods Co. (The)*	7,161	285,724
Sovos Brands, Inc.*	3,046	43,832
SunOpta, Inc.*	7,766	72,612
Tattooed Chef, Inc.*(b)	3,892	5,877
Tootsie Roll Industries, Inc.	1,241	55,783
TreeHouse Foods, Inc.*	4,044	199,895
Utz Brands, Inc.	5,225	99,589
Vital Farms, Inc.*	2,375	33,891
Whole Earth Brands, Inc.*	3,230	13,986
		2,402,970
Gas Utilities - 1.0%
Brookfield Infrastructure Corp., Class A(b)	7,787	365,055
Chesapeake Utilities Corp.	1,384	165,706
New Jersey Resources Corp.	7,653	380,737
Northwest Natural Holding Co.	2,757	138,153
ONE Gas, Inc.	4,276	371,798
South Jersey Industries, Inc.	9,766	338,880
Southwest Gas Holdings, Inc.	5,327	364,687
Spire, Inc.	4,053	300,327
		2,425,343
Health Care Equipment & Supplies - 3.0%
Alphatec Holdings, Inc.*	5,762	59,118
AngioDynamics, Inc.*	2,958	38,306
Artivion, Inc.*	3,097	39,611
AtriCure, Inc.*	3,627	165,246
Atrion Corp.	110	66,528
Avanos Medical, Inc.*	3,678	98,938
Axogen, Inc.*	3,224	35,303
Axonics, Inc.*	3,898	266,935
Bioventus, Inc., Class A*	2,511	4,896
Butterfly Network, Inc.*(b)	10,565	34,125
Cardiovascular Systems, Inc.*	3,157	44,230
Cerus Corp.*	13,719	54,876
CONMED Corp.	2,314	191,715
Cue Health, Inc.*	8,655	27,696
Cutera, Inc.*	1,318	62,710
Embecta Corp.	4,627	152,321
Figs, Inc., Class A*	10,141	79,404
Glaukos Corp.*	3,638	169,422
Haemonetics Corp.*	4,038	344,482
Heska Corp.*	767	49,356
Inari Medical, Inc.*	3,835	282,179
Inogen, Inc.*	1,828	40,801
Inspire Medical Systems, Inc.*	2,245	542,325
Integer Holdings Corp.*	2,619	194,644
iRadimed Corp.	565	16,701
iRhythm Technologies, Inc.*	2,371	258,558
Lantheus Holdings, Inc.*	5,433	337,281
LeMaitre Vascular, Inc.	1,550	72,617
LivaNova plc*	4,268	236,319
Meridian Bioscience, Inc.*	3,420	109,440
Merit Medical Systems, Inc.*	4,445	320,040
Mesa Laboratories, Inc.	401	67,837
Nano-X Imaging Ltd.*(b)	3,637	38,734
Neogen Corp.*	8,607	142,532
Nevro Corp.*	2,775	129,620
NuVasive, Inc.*	4,164	161,730
Omnicell, Inc.*	3,491	180,171
OraSure Technologies, Inc.*	5,707	28,763
Orthofix Medical, Inc.*	1,542	27,741
OrthoPediatrics Corp.*	1,186	52,172
Outset Medical, Inc.*	3,812	80,357
Owlet, Inc.*(b)	1,309	1,087
Paragon 28, Inc.*(b)	3,666	75,153
PROCEPT BioRobotics Corp.*(b)	2,035	87,301
Pulmonx Corp.*	2,719	16,368
RxSight, Inc.*	1,636	20,892
SeaSpine Holdings Corp.*	2,849	21,339
Senseonics Holdings, Inc.*(b)	36,421	40,427
Shockwave Medical, Inc.*	2,829	717,434
SI-BONE, Inc.*	2,702	33,181
Sight Sciences, Inc.*	1,714	19,145
Silk Road Medical, Inc.*	2,750	146,438
STAAR Surgical Co.*	3,813	217,760
Surmodics, Inc.*	1,084	39,165
Tactile Systems Technology, Inc.*	1,542	13,200
Tenon Medical, Inc.*(b)	258	493
TransMedics Group, Inc.*	2,425	150,035
Treace Medical Concepts, Inc.*	2,651	61,371
UFP Technologies, Inc.*	542	65,067
Utah Medical Products, Inc.	272	24,224
Varex Imaging Corp.*	3,072	65,249
Vicarious Surgical, Inc.*(b)	4,336	15,176
ViewRay, Inc.*	11,771	56,736
Zimvie, Inc.*	1,654	14,787
Zynex, Inc.(b)	1,756	24,092
		7,231,900
Health Care Providers & Services - 2.1%
1Life Healthcare, Inc.*	14,336	243,569
23andMe Holding Co.*	20,531	62,620
Accolade, Inc.*	5,175	45,695
AdaptHealth Corp.*	5,742	128,104
Addus HomeCare Corp.*	1,229	135,534
Agiliti, Inc.*	2,217	36,603
AirSculpt Technologies, Inc.(b)	983	3,519
Alignment Healthcare, Inc.*	6,707	89,203
AMN Healthcare Services, Inc.*	3,440	425,528
Apollo Medical Holdings, Inc.*	3,095	88,084
ATI Physical Therapy, Inc.*	5,947	2,356
Aveanna Healthcare Holdings, Inc.*	3,541	2,403
Brookdale Senior Living, Inc.*	14,787	46,579
Cano Health, Inc.*	12,872	24,457
CareMax, Inc.*	4,740	18,770
Castle Biosciences, Inc.*	1,950	46,000
Clover Health Investments Corp.*(b)	30,712	40,233
Community Health Systems, Inc.*	9,942	34,101
CorVel Corp.*	703	107,538
Cross Country Healthcare, Inc.*	2,911	104,156
DocGo, Inc.*	6,403	47,062
Ensign Group, Inc. (The)	4,283	406,885
Fulgent Genetics, Inc.*	1,716	62,239
HealthEquity, Inc.*	6,600	418,968
Hims & Hers Health, Inc.*	9,649	59,727
Innovage Holding Corp.*	1,519	9,843
Invitae Corp.*(b)	18,778	55,771
Joint Corp. (The)*	1,118	16,669

See accompanying notes to the financial statements.

UltraPro Russell2000 Schedule of Portfolio Investments

November 30, 2022 (Unaudited)

Investments	Shares	Value ($)

LHC Group, Inc.*	2,371	387,445
LifeStance Health Group, Inc.*(b)	5,745	29,242
ModivCare, Inc.*	1,006	77,462
National HealthCare Corp.	999	61,578
National Research Corp.	1,118	43,311
Oncology Institute, Inc. (The)*	2,764	3,897
OPKO Health, Inc.*	32,098	48,147
Option Care Health, Inc.*	12,428	374,207
Owens & Minor, Inc.	5,867	120,919
P3 Health Partners, Inc.*(b)	1,930	9,225
Patterson Cos., Inc.	6,930	197,089
Pediatrix Medical Group, Inc.*	6,604	105,532
Pennant Group, Inc. (The)*	2,052	21,218
PetIQ, Inc.*	2,179	25,865
Privia Health Group, Inc.*	3,547	84,880
Progyny, Inc.*	5,947	217,839
R1 RCM, Inc.*	11,948	108,129
RadNet, Inc.*	3,970	78,487
Select Medical Holdings Corp.	8,280	203,522
Sema4 Holdings Corp.*	12,571	5,207
Surgery Partners, Inc.*	4,012	113,580
US Physical Therapy, Inc.	1,023	88,397
		5,167,394
Health Care Technology - 0.4%
Allscripts Healthcare Solutions, Inc.*	8,688	164,551
American Well Corp., Class A*(b)	18,237	66,565
Babylon Holdings Ltd., Class A*(b)	8,660	4,876
Computer Programs and Systems, Inc.*	1,134	33,566
Evolent Health, Inc., Class A*	6,518	187,653
Health Catalyst, Inc.*	4,359	45,682
HealthStream, Inc.*	1,922	48,819
Multiplan Corp.*	30,044	44,766
NextGen Healthcare, Inc.*	4,504	93,683
Nutex Health, Inc.*(b)	3,084	4,780
OptimizeRx Corp.*	1,405	29,632
Pear Therapeutics, Inc.*(b)	5,447	10,077
Phreesia, Inc.*	3,905	108,637
Schrodinger, Inc.*	4,291	77,238
Sharecare, Inc.*	23,407	44,707
Simulations Plus, Inc.	1,242	50,413
		1,015,645
Hotels, Restaurants & Leisure - 2.0%
Accel Entertainment, Inc.*	4,571	39,082
Bally's Corp.*(b)	2,889	72,225
Biglari Holdings, Inc., Class B*	59	8,488
BJ's Restaurants, Inc.*	1,803	57,840
Bloomin' Brands, Inc.	7,016	158,000
Bluegreen Vacations Holding Corp.	939	20,235
Bowlero Corp.*(b)	3,212	44,839
Brinker International, Inc.*	3,456	115,603
Century Casinos, Inc.*	2,167	16,187
Cheesecake Factory, Inc. (The)	3,915	137,182
Chuy's Holdings, Inc.*	1,498	47,472
Cracker Barrel Old Country Store, Inc.	1,810	207,788
Dave & Buster's Entertainment, Inc.*	3,414	135,399
Denny's Corp.*	4,479	56,167
Dine Brands Global, Inc.	1,175	87,643
El Pollo Loco Holdings, Inc.	1,550	16,895
Everi Holdings, Inc.*	6,862	114,733
F45 Training Holdings, Inc.*(b)	2,876	7,736
First Watch Restaurant Group, Inc.*	790	12,387
Full House Resorts, Inc.*	2,613	19,989
Golden Entertainment, Inc.*	1,597	70,763
Hilton Grand Vacations, Inc.*	6,986	307,524
Inspirato, Inc.*	1,631	3,034
Inspired Entertainment, Inc.*	1,717	21,016
International Game Technology plc	7,811	191,682
Jack in the Box, Inc.	1,683	121,681
Krispy Kreme, Inc.(b)	5,709	88,033
Kura Sushi USA, Inc., Class A*	366	24,046
Life Time Group Holdings, Inc.*	3,342	42,878
Light & Wonder, Inc.*	7,512	486,552
Lindblad Expeditions Holdings, Inc.*	2,670	24,244
Monarch Casino & Resort, Inc.*	1,057	89,686
NEOGAMES SA*	1,035	14,293
Noodles & Co., Class A*	3,253	17,924
ONE Group Hospitality, Inc. (The)*	1,793	11,816
Papa John's International, Inc.	2,595	216,060
Portillo's, Inc., Class A*(b)	1,857	37,493
RCI Hospitality Holdings, Inc.	684	62,258
Red Rock Resorts, Inc., Class A	4,031	181,637
Rush Street Interactive, Inc.*	4,828	17,043
Ruth's Hospitality Group, Inc.	2,555	44,738
SeaWorld Entertainment, Inc.*	3,346	190,923
Shake Shack, Inc., Class A*	2,982	156,853
Sonder Holdings, Inc.*	15,057	26,651
Sweetgreen, Inc., Class A*(b)	6,967	99,837
Target Hospitality Corp.*	2,324	33,605
Texas Roadhouse, Inc.	5,333	529,674
Vacasa, Inc., Class A*(b)	8,891	13,959
Wingstop, Inc.	2,384	394,576
Xponential Fitness, Inc., Class A*	1,379	30,531
		4,926,900
Household Durables - 1.2%
Aterian, Inc.*(b)	5,243	5,662
Beazer Homes USA, Inc.*	2,369	32,337
Cavco Industries, Inc.*	708	162,578
Century Communities, Inc.	2,279	109,757
Dream Finders Homes, Inc., Class A*(b)	1,668	16,413
Ethan Allen Interiors, Inc.	1,799	51,182
GoPro, Inc., Class A*	10,275	56,307
Green Brick Partners, Inc.*	2,160	52,229
Helen of Troy Ltd.*	1,892	186,438
Hovnanian Enterprises, Inc., Class A*	412	19,780
Installed Building Products, Inc.	1,893	160,773
iRobot Corp.*(b)	2,134	111,160
KB Home	6,260	196,501
Landsea Homes Corp.*	751	4,123
La-Z-Boy, Inc.	3,420	93,127
Legacy Housing Corp.*	696	12,194
LGI Homes, Inc.*	1,632	162,123
Lifetime Brands, Inc.	1,017	8,553
Lovesac Co. (The)*	1,109	28,889
M/I Homes, Inc.*	2,145	96,911
MDC Holdings, Inc.	4,547	147,459
Meritage Homes Corp.*	2,888	249,552
Purple Innovation, Inc.*	4,366	22,048
Skyline Champion Corp.*	4,242	220,542
Snap One Holdings Corp.*(b)	1,433	11,622

See accompanying notes to the financial statements.

UltraPro Russell2000 Schedule of Portfolio Investments

November 30, 2022 (Unaudited)

Investments	Shares	Value ($)

Sonos, Inc.*	10,148	177,894
Taylor Morrison Home Corp., Class A*	8,726	265,183
Traeger, Inc.*	2,545	8,144
Tri Pointe Homes, Inc.*	8,021	147,907
Tupperware Brands Corp.*	3,507	16,237
Universal Electronics, Inc.*	963	21,061
Vizio Holding Corp., Class A*	5,396	55,525
Vuzix Corp.*(b)	4,713	19,653
Weber, Inc., Class A(b)	2,150	14,620
		2,944,484
Household Products - 0.2%
Central Garden & Pet Co.*	784	32,183
Central Garden & Pet Co., Class A*	3,190	124,633
Energizer Holdings, Inc.	5,301	180,711
WD-40 Co.	1,085	181,738
		519,265
Independent Power and Renewable Electricity Producers - 0.4%
Altus Power, Inc.*	3,329	23,802
Clearway Energy, Inc., Class A	2,770	91,188
Clearway Energy, Inc., Class C(b)	6,522	231,140
Montauk Renewables, Inc.*	5,120	61,799
Ormat Technologies, Inc.	3,900	352,677
Sunnova Energy International, Inc.*(b)	7,894	180,220
		940,826
Industrial Conglomerates - 0.0%(d)
Brookfield Business Corp., Class A	2,067	45,846

Insurance - 1.7%
Ambac Financial Group, Inc.*	3,521	57,251
American Equity Investment Life Holding Co.	5,759	233,297
AMERISAFE, Inc.	1,518	90,124
Argo Group International Holdings Ltd.	2,526	68,657
Bright Health Group, Inc.*(b)	15,348	15,148
BRP Group, Inc., Class A*	4,738	142,330
CNO Financial Group, Inc.	9,024	211,884
Crawford & Co., Class A	1,229	7,780
Donegal Group, Inc., Class A	1,239	18,424
eHealth, Inc.*	1,967	7,003
Employers Holdings, Inc.	2,162	100,468
Enstar Group Ltd.*	893	194,665
Genworth Financial, Inc., Class A*	39,933	200,863
Goosehead Insurance, Inc., Class A*	1,514	61,484
Greenlight Capital Re Ltd., Class A*	2,077	16,263
HCI Group, Inc.(b)	514	19,234
Hippo Holdings, Inc.*(b)	1,259	18,797
Horace Mann Educators Corp.	3,269	126,151
Investors Title Co.	102	15,661
James River Group Holdings Ltd.	2,922	70,186
Kinsale Capital Group, Inc.	1,720	530,121
Lemonade, Inc.*(b)	3,692	73,286
MBIA, Inc.*	3,820	48,552
Mercury General Corp.	2,128	77,204
National Western Life Group, Inc., Class A	180	37,944
NI Holdings, Inc.*	673	9,085
Oscar Health, Inc., Class A*	9,393	27,052
Palomar Holdings, Inc.*	1,931	121,151
ProAssurance Corp.	4,286	85,677
RLI Corp.	3,105	403,867
Root, Inc., Class A*(b)	616	4,478
Safety Insurance Group, Inc.	1,132	103,850
Selective Insurance Group, Inc.	4,746	456,185
Selectquote, Inc.*	10,630	6,379
SiriusPoint Ltd.*	7,322	47,739
Stewart Information Services Corp.	2,133	94,407
Tiptree, Inc.	1,970	27,324
Trean Insurance Group, Inc.*	1,795	4,954
Trupanion, Inc.*	3,102	162,142
United Fire Group, Inc.	1,696	51,813
Universal Insurance Holdings, Inc.	2,080	22,859
		4,071,739
Interactive Media & Services - 0.6%
Arena Group Holdings, Inc. (The)*	901	12,362
Bumble, Inc., Class A*	6,861	167,134
Cargurus, Inc.*	8,114	106,131
Cars.com, Inc.*	5,358	79,191
DHI Group, Inc.*	3,399	19,102
Eventbrite, Inc., Class A*	6,127	44,666
EverQuote, Inc., Class A*	1,560	16,848
fuboTV, Inc.*(b)	14,163	39,515
Leafly Holdings, Inc.*(b)	2,426	1,712
MediaAlpha, Inc., Class A*	1,913	22,707
Outbrain, Inc.*	3,073	11,923
QuinStreet, Inc.*	4,125	58,699
Shutterstock, Inc.	1,928	103,765
TrueCar, Inc.*	7,143	17,786
Vimeo, Inc.*	11,382	48,715
Vinco Ventures, Inc.*(b)	18,091	12,132
Wejo Group Ltd.*(b)	1,826	1,722
Yelp, Inc.*	5,468	169,235
Ziff Davis, Inc.*	3,633	335,181
ZipRecruiter, Inc., Class A*	6,353	105,206
		1,373,732
Internet & Direct Marketing Retail - 0.3%
1-800-Flowers.com, Inc., Class A*	2,141	18,113
1stdibs.com, Inc.*(b)	1,882	11,330
aka Brands Holding Corp.*(b)	890	1,602
BARK, Inc.*	9,491	15,755
Boxed, Inc.*	4,573	1,680
CarParts.com, Inc.*	4,036	21,875
ContextLogic, Inc., Class A*	46,004	33,753
Duluth Holdings, Inc., Class B*	1,050	9,198
Groupon, Inc.*(b)	1,736	14,461
Lands' End, Inc.*	1,214	14,034
Liquidity Services, Inc.*	1,941	32,395
Lulu's Fashion Lounge Holdings, Inc.*(b)	1,324	5,097
Overstock.com, Inc.*	3,387	90,162
PetMed Express, Inc.	1,606	31,799
Porch Group, Inc.*(b)	6,416	13,089
Poshmark, Inc., Class A*	3,654	65,151
Quotient Technology, Inc.*	7,202	21,246
Qurate Retail, Inc., Series A*	27,838	65,419
RealReal, Inc. (The)*(b)	6,854	10,212
Rent the Runway, Inc., Class A*(b)	3,714	4,940
Revolve Group, Inc.*	3,248	85,812
RumbleON, Inc., Class B*(b)	823	6,279
Stitch Fix, Inc., Class A*	6,461	26,102
ThredUp, Inc., Class A*(b)	4,666	5,833
Vivid Seats, Inc., Class A*(b)	2,037	15,889

See accompanying notes to the financial statements.

UltraPro Russell2000 Schedule of Portfolio Investments

November 30, 2022 (Unaudited)

Investments	Shares	Value ($)

Xometry, Inc., Class A*	2,687	113,472
		734,698
IT Services - 1.6%
AvidXchange Holdings, Inc.*	11,657	100,483
BigCommerce Holdings, Inc., Series 1*	5,099	44,055
Brightcove, Inc.*	3,272	18,094
Cantaloupe, Inc.*	4,645	16,861
Cass Information Systems, Inc.	1,069	46,480
Cerberus Cyber Sentinel Corp.*(b)	3,632	11,150
Conduent, Inc.*	13,496	54,524
Core Scientific, Inc.*(b)	21,347	2,846
CSG Systems International, Inc.	2,518	155,713
Cyxtera Technologies, Inc.*(b)	2,934	5,751
DigitalOcean Holdings, Inc.*	5,546	165,437
Edgio, Inc.*	10,918	15,722
EVERTEC, Inc.	4,974	167,972
Evo Payments, Inc., Class A*	3,760	126,750
ExlService Holdings, Inc.*	2,575	482,040
Fastly, Inc., Class A*	8,870	85,684
Flywire Corp.*	4,446	96,434
Grid Dynamics Holdings, Inc.*	3,863	49,215
Hackett Group, Inc. (The)	2,145	49,550
I3 Verticals, Inc., Class A*	1,751	46,034
IBEX Holdings Ltd.*	448	11,563
Information Services Group, Inc.	2,792	14,965
International Money Express, Inc.*	2,546	55,299
Marqeta, Inc., Class A*	34,518	230,925
Maximus, Inc.	4,815	338,494
MoneyGram International, Inc.*	7,455	81,409
Paya Holdings, Inc.*	6,957	64,770
Payoneer Global, Inc.*	17,212	92,945
Paysafe Ltd.*	26,889	38,182
Perficient, Inc.*	2,716	192,972
PFSweb, Inc.*	1,342	14,990
Priority Technology Holdings, Inc.*	1,425	8,493
Rackspace Technology, Inc.*(b)	4,579	22,346
Remitly Global, Inc.*	7,843	82,038
Repay Holdings Corp.*	6,966	61,719
Sabre Corp.*	25,930	158,432
Squarespace, Inc., Class A*	2,492	51,061
StoneCo Ltd., Class A*	22,037	257,392
TTEC Holdings, Inc.	1,498	71,829
Tucows, Inc., Class A*(b)	790	24,253
Unisys Corp.*	5,263	22,631
Verra Mobility Corp.*(b)	11,392	180,563
		3,818,066
Leisure Products - 0.3%
Acushnet Holdings Corp.	2,683	121,942
AMMO, Inc.*(b)	6,944	14,860
Clarus Corp.	2,294	19,086
Johnson Outdoors, Inc., Class A	426	24,095
Latham Group, Inc.*	3,424	11,813
Malibu Boats, Inc., Class A*	1,619	93,432
Marine Products Corp.	663	7,724
MasterCraft Boat Holdings, Inc.*	1,418	36,471
Smith & Wesson Brands, Inc.	3,610	42,490
Solo Brands, Inc., Class A*(b)	1,747	7,599
Sturm Ruger & Co., Inc.	1,372	75,364
Topgolf Callaway Brands Corp.*	11,124	233,048
Vista Outdoor, Inc.*	4,443	124,271
		812,195
Life Sciences Tools & Services - 0.7%
AbCellera Biologics, Inc.*	16,465	211,905
Adaptive Biotechnologies Corp.*	8,864	77,826
Akoya Biosciences, Inc.*	1,253	16,264
Alpha Teknova, Inc.*	498	2,351
Berkeley Lights, Inc.*	4,441	13,057
BioLife Solutions, Inc.*	2,679	56,714
Bionano Genomics, Inc.*(b)	23,209	46,650
Codexis, Inc.*	4,866	26,617
CryoPort, Inc.*	3,478	68,690
Cytek Biosciences, Inc.*(b)	9,077	117,003
Inotiv, Inc.*	1,384	8,359
MaxCyte, Inc.*	6,917	41,433
Medpace Holdings, Inc.*	2,020	423,978
NanoString Technologies, Inc.*	3,692	25,807
Nautilus Biotechnology, Inc.*(b)	3,789	6,858
NeoGenomics, Inc.*	10,007	112,178
OmniAb, Inc.*	6,148	21,764
Pacific Biosciences of California, Inc.*(b)	17,958	193,048
Quanterix Corp.*	2,700	35,910
Quantum-Si, Inc.*(b)	7,261	17,281
Science 37 Holdings, Inc.*	4,949	2,951
Seer, Inc.*	4,102	26,499
Singular Genomics Systems, Inc.*	4,433	9,043
SomaLogic, Inc.*	11,896	33,309
		1,595,495
Machinery - 3.1%
3D Systems Corp.*	10,076	102,171
Alamo Group, Inc.	800	120,400
Albany International Corp., Class A	2,481	251,499
Altra Industrial Motion Corp.	5,168	302,948
Astec Industries, Inc.	1,816	80,340
Barnes Group, Inc.	3,892	165,760
Berkshire Grey, Inc.*(b)	3,882	3,685
Blue Bird Corp.*	1,389	16,404
Chart Industries, Inc.*	2,920	417,531
CIRCOR International, Inc.*	1,470	40,499
Columbus McKinnon Corp.	2,228	71,808
Desktop Metal, Inc., Class A*(b)	21,020	43,091
Douglas Dynamics, Inc.	1,787	69,550
Energy Recovery, Inc.*	4,375	101,413
Enerpac Tool Group Corp.	4,650	116,436
EnPro Industries, Inc.	1,656	196,733
ESCO Technologies, Inc.	2,048	192,532
Evoqua Water Technologies Corp.*	9,352	406,718
Fathom Digital Manufacturing Corp.*	774	1,881
Federal Signal Corp.	4,749	230,754
Franklin Electric Co., Inc.	3,666	305,378
Gorman-Rupp Co. (The)	1,807	50,018
Greenbrier Cos., Inc. (The)	2,531	97,165
Helios Technologies, Inc.	2,588	136,491
Hillenbrand, Inc.	5,509	275,450
Hillman Solutions Corp.*	10,703	85,196
Hydrofarm Holdings Group, Inc.*	3,472	8,715
Hyliion Holdings Corp.*(b)	10,550	31,861
Hyster-Yale Materials Handling, Inc.	863	25,269
Hyzon Motors, Inc.*(b)	6,981	11,309
John Bean Technologies Corp.	2,517	231,212
Kadant, Inc.	924	178,369
Kennametal, Inc.	6,469	170,911
Lightning eMotors, Inc.*(b)	3,115	2,124

See accompanying notes to the financial statements.

UltraPro Russell2000 Schedule of Portfolio Investments

November 30, 2022 (Unaudited)

Investments	Shares	Value ($)

Lindsay Corp.	876	154,605
Luxfer Holdings plc	2,155	31,592
Manitowoc Co., Inc. (The)*	2,760	27,103
Markforged Holding Corp.*	8,754	9,980
Microvast Holdings, Inc.*(b)	13,322	29,175
Miller Industries, Inc.	880	24,279
Mueller Industries, Inc.	4,448	305,889
Mueller Water Products, Inc., Class A	12,397	144,549
Nikola Corp.*(b)	23,897	62,610
Omega Flex, Inc.	261	25,085
Proterra, Inc.*(b)	17,578	97,382
Proto Labs, Inc.*	2,190	58,079
RBC Bearings, Inc.*(b)	2,268	537,448
REV Group, Inc.	2,682	37,253
Sarcos Technology and Robotics Corp.*	8,699	10,134
Shyft Group, Inc. (The)	2,744	67,310
SPX Technologies, Inc.*	3,480	232,812
Standex International Corp.	950	99,797
Tennant Co.	1,472	93,516
Terex Corp.	5,303	243,461
Titan International, Inc.*	4,068	58,294
Trinity Industries, Inc.	6,533	200,106
Velo3D, Inc.*(b)	4,481	9,096
Wabash National Corp.	3,865	96,896
Watts Water Technologies, Inc., Class A	2,177	344,946
Xos, Inc.*(b)	4,428	2,834
		7,545,852
Marine - 0.2%
Costamare, Inc.	4,202	40,507
Eagle Bulk Shipping, Inc.	1,067	54,897
Eneti, Inc.	1,864	17,074
Genco Shipping & Trading Ltd.	2,915	43,230
Golden Ocean Group Ltd.(b)	9,760	82,375
Matson, Inc.	3,065	195,424
Safe Bulkers, Inc.	5,826	16,604
		450,111
Media - 0.7%
AdTheorent Holding Co., Inc.*(b)	2,889	5,576
Advantage Solutions, Inc.*	6,562	16,274
AMC Networks, Inc., Class A*	2,406	48,024
Audacy, Inc.*	9,586	2,752
Boston Omaha Corp., Class A*	1,740	49,851
Cardlytics, Inc.*	2,539	11,400
Clear Channel Outdoor Holdings, Inc.*	29,321	33,133
Cumulus Media, Inc., Class A*	1,417	10,372
Daily Journal Corp.*	95	26,125
Entravision Communications Corp., Class A	4,722	26,254
EW Scripps Co. (The), Class A*	4,651	69,672
Gambling.com Group Ltd.*	690	7,072
Gannett Co., Inc.*	11,449	28,623
Gray Television, Inc.	6,528	76,378
iHeartMedia, Inc., Class A*	9,583	77,047
Innovid Corp.*(b)	6,081	18,000
Integral Ad Science Holding Corp.*	3,037	30,218
John Wiley & Sons, Inc., Class A	3,415	161,905
Loyalty Ventures, Inc.*	1,595	3,844
Magnite, Inc.*	10,404	115,588
PubMatic, Inc., Class A*	3,395	53,200
Scholastic Corp.	2,367	97,331
Sinclair Broadcast Group, Inc., Class A	3,188	59,169
Stagwell, Inc.*(b)	6,211	46,334
TechTarget, Inc.*	2,180	99,539
TEGNA, Inc.	17,716	349,714
Thryv Holdings, Inc.*	2,021	38,763
Urban One, Inc.*	658	3,283
Urban One, Inc., Class D*	837	3,683
WideOpenWest, Inc.*	4,261	44,229
		1,613,353
Metals & Mining - 1.3%
5E Advanced Materials, Inc.*(b)	2,622	29,366
Alpha Metallurgical Resources, Inc.	1,318	225,681
Arconic Corp.*	8,167	194,620
ATI, Inc.*	9,868	301,073
Carpenter Technology Corp.	3,799	155,987
Century Aluminum Co.*	4,129	37,202
Coeur Mining, Inc.*	22,149	77,521
Commercial Metals Co.	9,623	473,644
Compass Minerals International, Inc.	2,725	120,854
Constellium SE*	10,050	125,123
Dakota Gold Corp.*	4,085	13,807
Haynes International, Inc.	971	48,511
Hecla Mining Co.	43,988	239,735
Hycroft Mining Holding Corp.*(b)	12,003	8,646
Ivanhoe Electric, Inc.*	1,153	12,141
Kaiser Aluminum Corp.	1,258	113,723
Materion Corp.	1,623	130,749
Novagold Resources, Inc.*	19,013	109,705
Olympic Steel, Inc.	764	26,809
Piedmont Lithium, Inc.*	1,380	79,571
PolyMet Mining Corp.*	2,323	6,969
Ramaco Resources, Inc.	1,783	20,415
Ryerson Holding Corp.	1,545	45,562
Schnitzer Steel Industries, Inc., Class A	2,061	70,754
SunCoke Energy, Inc.	6,626	56,056
TimkenSteel Corp.*	3,690	69,003
Warrior Met Coal, Inc.	4,095	150,778
Worthington Industries, Inc.	2,499	141,793
		3,085,798
Mortgage Real Estate Investment Trusts (REITs) - 1.0%
AFC Gamma, Inc.	1,257	21,972
Angel Oak Mortgage, Inc.(b)	949	6,928
Apollo Commercial Real Estate Finance, Inc.	11,185	138,247
Arbor Realty Trust, Inc.	13,131	195,389
Ares Commercial Real Estate Corp.	4,081	50,849
ARMOUR Residential REIT, Inc.(b)	9,072	53,343
Blackstone Mortgage Trust, Inc., Class A	13,540	342,156
BrightSpire Capital, Inc.	7,449	53,186
Broadmark Realty Capital, Inc.	10,351	42,129
Chicago Atlantic Real Estate Finance, Inc.	434	7,031
Chimera Investment Corp.	18,489	126,650
Claros Mortgage Trust, Inc.	7,316	126,420
Dynex Capital, Inc.	3,480	45,588
Ellington Financial, Inc.	4,520	61,653
Franklin BSP Realty Trust, Inc.(b)	6,695	97,747
Granite Point Mortgage Trust, Inc.	4,128	26,460

See accompanying notes to the financial statements.

UltraPro Russell2000 Schedule of Portfolio Investments

November 30, 2022 (Unaudited)

Investments	Shares	Value ($)

Hannon Armstrong Sustainable Infrastructure Capital, Inc.	6,774	219,749
Invesco Mortgage Capital, Inc.	2,640	34,668
KKR Real Estate Finance Trust, Inc.	4,541	75,154
Ladder Capital Corp.	9,035	100,289
MFA Financial, Inc.	8,161	91,240
New York Mortgage Trust, Inc.	30,230	84,946
Nexpoint Real Estate Finance, Inc.	638	12,039
Orchid Island Capital, Inc.(b)	2,829	30,723
PennyMac Mortgage Investment Trust	7,205	110,020
Ready Capital Corp.	5,890	78,926
Redwood Trust, Inc.	9,276	73,280
TPG RE Finance Trust, Inc.	5,481	40,614
Two Harbors Investment Corp.	6,864	112,574
		2,459,970
Multiline Retail - 0.1%
Big Lots, Inc.	2,256	43,992
Dillard's, Inc., Class A	325	116,903
Franchise Group, Inc.(b)	2,190	57,049
		217,944
Multi-Utilities - 0.4%
Avista Corp.	5,761	237,814
Black Hills Corp.	5,168	370,184
NorthWestern Corp.	4,480	261,677
Unitil Corp.	1,261	69,128
		938,803
Oil, Gas & Consumable Fuels - 3.9%
Aemetis, Inc.*	2,346	12,927
Alto Ingredients, Inc.*	5,741	20,036
Amplify Energy Corp.*	2,836	23,482
Arch Resources, Inc.	1,213	187,712
Archaea Energy, Inc.*	4,737	122,878
Ardmore Shipping Corp.*	2,773	41,817
Battalion Oil Corp.*	198	2,241
Berry Corp.	6,213	55,979
Brigham Minerals, Inc., Class A	4,164	147,531
California Resources Corp.	6,040	274,095
Callon Petroleum Co.*	3,914	164,075
Centrus Energy Corp., Class A*	847	32,186
Chord Energy Corp.	3,304	503,959
Civitas Resources, Inc.	5,862	394,864
Clean Energy Fuels Corp.*	13,478	91,111
CNX Resources Corp.*	14,889	258,622
Comstock Resources, Inc.	7,289	133,753
CONSOL Energy, Inc.	2,728	211,284
Crescent Energy Co., Class A(b)	2,584	36,305
CVR Energy, Inc.	2,351	86,634
Delek US Holdings, Inc.	5,605	173,640
Denbury, Inc.*	3,985	357,694
DHT Holdings, Inc.	10,889	110,306
Dorian LPG Ltd.	2,442	47,546
Earthstone Energy, Inc., Class A*	3,566	56,485
Empire Petroleum Corp.*	803	11,017
Energy Fuels, Inc.*(b)	12,404	86,084
Equitrans Midstream Corp.	32,688	274,252
Excelerate Energy, Inc., Class A	1,475	41,831
FLEX LNG Ltd.(b)	2,267	85,285
Frontline Ltd.(b)	9,915	137,124
Gevo, Inc.*	15,650	34,117
Golar LNG Ltd.*	8,026	201,212
Green Plains, Inc.*	4,191	144,841
Gulfport Energy Corp.*	890	72,170
HighPeak Energy, Inc.(b)	536	12,853
International Seaways, Inc.(b)	3,918	168,787
Kinetik Holdings, Inc.	1,404	47,778
Kosmos Energy Ltd.*	35,900	238,735
Laredo Petroleum, Inc.*	1,342	85,660
Magnolia Oil & Gas Corp., Class A	13,264	345,925
Matador Resources Co.	8,951	593,988
Murphy Oil Corp.	11,721	553,231
NACCO Industries, Inc., Class A	321	14,529
NextDecade Corp.*	2,565	13,928
Nordic American Tankers Ltd.	15,764	57,066
Northern Oil and Gas, Inc.	5,322	193,668
Par Pacific Holdings, Inc.*	3,888	91,096
PBF Energy, Inc., Class A	7,697	306,110
Peabody Energy Corp.*(b)	9,362	299,022
Permian Resources Corp.(b)	16,357	166,187
Ranger Oil Corp.	1,583	68,971
REX American Resources Corp.*	1,258	37,124
Riley Exploration Permian, Inc.	826	26,853
Ring Energy, Inc.*	6,873	18,557
SandRidge Energy, Inc.*	2,528	51,571
Scorpio Tankers, Inc.	3,877	197,805
SFL Corp. Ltd.(b)	9,132	89,402
SilverBow Resources, Inc.*	934	32,606
Sitio Royalties Corp.(b)	926	29,214
SM Energy Co.	9,630	415,149
Talos Energy, Inc.*	5,259	103,339
Teekay Corp.*	5,548	24,689
Teekay Tankers Ltd., Class A*	1,819	61,373
Tellurian, Inc.*	40,567	109,125
Uranium Energy Corp.*	25,521	99,022
Ur-Energy, Inc.*	16,651	21,979
VAALCO Energy, Inc.	8,478	43,916
Vertex Energy, Inc.*(b)	4,300	35,647
W&T Offshore, Inc.*	7,516	51,635
World Fuel Services Corp.	4,876	138,722
		9,480,357
Paper & Forest Products - 0.1%
Clearwater Paper Corp.*	1,329	51,871
Glatfelter Corp.	3,498	12,138
Resolute Forest Products, Inc.*	3,654	77,100
Sylvamo Corp.	2,824	152,750
		293,859
Personal Products - 0.6%
Beauty Health Co. (The)*	7,932	85,269
BellRing Brands, Inc.*	10,485	261,181
Edgewell Personal Care Co.	4,096	176,988
elf Beauty, Inc.*	3,850	211,596
Herbalife Nutrition Ltd.*	7,787	136,428
Honest Co., Inc. (The)*	5,170	14,890
Inter Parfums, Inc.	1,427	135,979
Medifast, Inc.	865	109,033
Nature's Sunshine Products, Inc.*	1,067	9,496
Nu Skin Enterprises, Inc., Class A	3,971	165,630
Thorne HealthTech, Inc.*	1,092	5,242
USANA Health Sciences, Inc.*	892	49,096
Veru, Inc.*(b)	5,166	29,343
		1,390,171
Pharmaceuticals - 1.3%
Aclaris Therapeutics, Inc.*	5,136	78,170
Amneal Pharmaceuticals, Inc.*	8,188	20,961
Amphastar Pharmaceuticals, Inc.*	3,044	89,768

See accompanying notes to the financial statements.

UltraPro Russell2000 Schedule of Portfolio Investments

November 30, 2022 (Unaudited)

Investments	Shares	Value ($)

Amylyx Pharmaceuticals, Inc.*(b)	2,801	107,474
AN2 Therapeutics, Inc.*	381	3,799
ANI Pharmaceuticals, Inc.*	1,001	41,992
Arvinas, Inc.*	3,867	158,702
Atea Pharmaceuticals, Inc.*	6,066	28,450
Athira Pharma, Inc.*(b)	2,704	8,409
Axsome Therapeutics, Inc.*(b)	2,365	170,966
Cara Therapeutics, Inc.*	3,562	42,032
Cassava Sciences, Inc.*(b)	3,031	105,570
CinCor Pharma, Inc.*	1,594	18,809
Collegium Pharmaceutical, Inc.*	2,702	59,093
Corcept Therapeutics, Inc.*	6,781	171,424
DICE Therapeutics, Inc.*(b)	2,257	78,566
Edgewise Therapeutics, Inc.*	2,363	21,149
Esperion Therapeutics, Inc.*	5,295	35,477
Evolus, Inc.*	2,816	20,388
EyePoint Pharmaceuticals, Inc.*(b)	2,071	6,627
Fulcrum Therapeutics, Inc.*(b)	2,714	18,591
Harmony Biosciences Holdings, Inc.*	2,085	124,620
Innoviva, Inc.*	5,032	66,070
Intra-Cellular Therapies, Inc.*	7,283	394,884
Ligand Pharmaceuticals, Inc.*	1,197	87,261
Liquidia Corp.*	3,795	19,051
Nektar Therapeutics*	14,427	40,396
NGM Biopharmaceuticals, Inc.*	3,159	17,469
Nuvation Bio, Inc.*(b)	9,254	17,675
Ocular Therapeutix, Inc.*	6,128	18,200
Pacira BioSciences, Inc.*	3,573	172,397
Phathom Pharmaceuticals, Inc.*	1,830	18,263
Phibro Animal Health Corp., Class A	1,622	19,967
Prestige Consumer Healthcare, Inc.*	3,957	243,197
Provention Bio, Inc.*(b)	4,691	42,407
Reata Pharmaceuticals, Inc., Class A*	2,197	86,957
Relmada Therapeutics, Inc.*	2,178	10,128
Revance Therapeutics, Inc.*	5,704	123,834
SIGA Technologies, Inc.(b)	3,745	34,379
Supernus Pharmaceuticals, Inc.*	3,898	143,135
Tarsus Pharmaceuticals, Inc.*	1,462	24,576
Theravance Biopharma, Inc.*	5,119	55,080
Theseus Pharmaceuticals, Inc.*	1,350	8,896
Tricida, Inc.*(b)	2,647	635
Ventyx Biosciences, Inc.*	1,781	51,631
Xeris Biopharma Holdings, Inc.*(b)	10,526	15,789
		3,123,314
Professional Services - 1.3%
Alight, Inc., Class A*	26,996	232,975
ASGN, Inc.*	3,901	353,431
Atlas Technical Consultants, Inc.*	1,484	8,028
Barrett Business Services, Inc.	553	54,376
CBIZ, Inc.*	3,852	191,252
CRA International, Inc.	552	68,040
Exponent, Inc.	4,044	418,190
First Advantage Corp.*	4,668	62,084
Forrester Research, Inc.*	901	31,697
Franklin Covey Co.*	967	50,245
Heidrick & Struggles International, Inc.	1,555	46,184
HireRight Holdings Corp.*	1,685	21,349
Huron Consulting Group, Inc.*	1,634	127,223
ICF International, Inc.	1,467	158,979
Insperity, Inc.	2,885	342,017
Kelly Services, Inc., Class A	2,683	45,584
Kforce, Inc.	1,622	95,812
Korn Ferry	4,315	246,084
Legalzoom.com, Inc.*(b)	7,627	67,499
Planet Labs PBC*	12,360	66,868
Red Violet, Inc.*(b)	765	17,442
Resources Connection, Inc.	2,548	49,176
Skillsoft Corp.*(b)	6,455	12,394
Spire Global, Inc.*	9,943	12,528
Sterling Check Corp.*	1,883	27,379
TriNet Group, Inc.*	2,976	215,671
TrueBlue, Inc.*	2,558	55,202
Upwork, Inc.*	9,532	116,767
Willdan Group, Inc.*	924	16,207
		3,210,683
Real Estate Management & Development - 0.5%
American Realty Investors, Inc.*	119	2,514
Anywhere Real Estate, Inc.*	8,916	67,316
Compass, Inc., Class A*	21,714	64,925
Cushman & Wakefield plc*	12,639	144,337
DigitalBridge Group, Inc.	12,887	185,959
Doma Holdings, Inc.*	10,889	4,301
Douglas Elliman, Inc.	6,009	24,757
eXp World Holdings, Inc.(b)	5,536	72,355
Forestar Group, Inc.*	1,448	21,474
FRP Holdings, Inc.*	533	32,460
Kennedy-Wilson Holdings, Inc.	9,390	159,818
Marcus & Millichap, Inc.	2,030	75,597
Newmark Group, Inc., Class A	11,262	95,502
Offerpad Solutions, Inc.*(b)	5,431	3,856
RE/MAX Holdings, Inc., Class A	1,453	30,222
Redfin Corp.*	8,449	45,287
RMR Group, Inc. (The), Class A	1,216	35,155
St Joe Co. (The)	2,739	105,260
Stratus Properties, Inc.	467	11,348
Tejon Ranch Co.*	1,653	32,399
Transcontinental Realty Investors, Inc.*	97	4,108
		1,218,950
Road & Rail - 0.5%
ArcBest Corp.	1,946	161,070
Bird Global, Inc., Class A*(b)	13,627	3,151
Covenant Logistics Group, Inc.	803	30,827
Daseke, Inc.*	3,236	18,866
Heartland Express, Inc.	3,714	62,172
Marten Transport Ltd.	4,637	98,815
PAM Transportation Services, Inc.*	524	14,688
Saia, Inc.*	2,110	513,975
TuSimple Holdings, Inc., Class A*	11,125	25,031
Universal Logistics Holdings, Inc.	571	21,681
Werner Enterprises, Inc.	5,038	221,571
		1,171,847
Semiconductors & Semiconductor Equipment - 2.1%
ACM Research, Inc., Class A*	3,812	34,537
Alpha & Omega Semiconductor Ltd.*	1,751	61,425
Ambarella, Inc.*	2,898	215,032
Amkor Technology, Inc.	8,069	226,093
Atomera, Inc.*(b)	1,641	13,998
Axcelis Technologies, Inc.*	2,598	207,476
AXT, Inc.*	3,224	17,120
CEVA, Inc.*	1,818	49,395

See accompanying notes to the financial statements.

UltraPro Russell2000 Schedule of Portfolio Investments

November 30, 2022 (Unaudited)

Investments	Shares	Value ($)

Cohu, Inc.*	3,821	136,868
Credo Technology Group Holding Ltd.*	7,665	106,774
Diodes, Inc.*	3,541	326,587
FormFactor, Inc.*	6,129	141,396
Ichor Holdings Ltd.*	2,231	66,439
Impinj, Inc.*	1,669	212,881
indie Semiconductor, Inc., Class A*(b)	8,111	66,591
Kulicke & Soffa Industries, Inc.	4,538	217,597
MACOM Technology Solutions Holdings, Inc.*	4,018	275,996
MaxLinear, Inc.*	5,783	211,658
Onto Innovation, Inc.*	3,942	315,163
PDF Solutions, Inc.*	2,363	74,127
Photronics, Inc.*	4,765	89,582
Power Integrations, Inc.	4,510	362,965
Rambus, Inc.*	8,717	334,559
Rigetti Computing, Inc.*(b)	2,648	3,442
Rockley Photonics Holdings Ltd.*(b)	8,105	1,702
Semtech Corp.*	5,033	154,714
Silicon Laboratories, Inc.*	2,702	392,979
SiTime Corp.*	1,289	135,938
SkyWater Technology, Inc.*(b)	866	8,547
SMART Global Holdings, Inc.*	3,905	66,034
Synaptics, Inc.*	3,154	334,229
Transphorm, Inc.*	1,809	10,402
Ultra Clean Holdings, Inc.*	3,591	127,947
Veeco Instruments, Inc.*	4,032	80,156
		5,080,349
Software - 3.5%
8x8, Inc.*	9,505	40,681
A10 Networks, Inc.	5,241	98,059
ACI Worldwide, Inc.*	9,105	190,295
Adeia, Inc.	8,286	91,560
Agilysys, Inc.*	1,574	104,514
Alarm.com Holdings, Inc.*	3,825	190,868
Alkami Technology, Inc.*	2,851	35,837
Altair Engineering, Inc., Class A*	4,130	202,659
American Software, Inc., Class A	2,853	42,253
Amplitude, Inc., Class A*(b)	4,446	63,667
Appfolio, Inc., Class A*	1,514	172,732
Appian Corp., Class A*	3,182	121,011
Applied Digital Corp.*	642	1,252
Arteris, Inc.*	1,380	6,831
Asana, Inc., Class A*(b)	5,855	106,327
Avaya Holdings Corp.*(b)	6,787	6,556
AvePoint, Inc.*	10,238	48,323
Benefitfocus, Inc.*	2,052	21,279
Blackbaud, Inc.*	3,692	218,825
Blackline, Inc.*	4,392	297,295
Blend Labs, Inc., Class A*	14,709	19,416
Box, Inc., Class A*	11,117	305,162
BTRS Holdings, Inc., Class 1*	7,977	75,542
C3.ai, Inc., Class A*	5,472	71,191
Cerence, Inc.*	3,125	64,094
Cipher Mining, Inc.*(b)	3,108	2,429
Cleanspark, Inc.*(b)	3,628	8,163
Clear Secure, Inc., Class A	4,946	153,722
CommVault Systems, Inc.*	3,541	233,706
Consensus Cloud Solutions, Inc.*	1,271	72,180
Couchbase, Inc.*	2,107	28,655
CS Disco, Inc.*	1,769	13,834
Cvent Holding Corp.*(b)	3,599	20,154
Digimarc Corp.*(b)	1,085	24,174
Digital Turbine, Inc.*	7,466	136,329
Domo, Inc., Class B*	2,416	34,549
Duck Creek Technologies, Inc.*	6,139	68,695
E2open Parent Holdings, Inc.*	15,841	93,304
Ebix, Inc.	2,096	39,803
eGain Corp.*	1,677	14,758
Enfusion, Inc., Class A*	2,071	19,778
EngageSmart, Inc.*	2,775	47,092
Envestnet, Inc.*	4,371	257,976
Everbridge, Inc.*	3,146	102,685
EverCommerce, Inc.*	1,920	12,806
ForgeRock, Inc., Class A*	2,406	52,331
Greenidge Generation Holdings, Inc.*(b)	1,062	679
Instructure Holdings, Inc.*	1,376	34,551
Intapp, Inc.*	1,132	26,161
InterDigital, Inc.	2,361	118,451
IronNet, Inc.*(b)	5,157	2,254
Kaleyra, Inc.*(b)	2,287	2,676
KnowBe4, Inc., Class A*	5,789	142,930
Latch, Inc.*(b)	8,642	7,760
LivePerson, Inc.*	5,592	65,650
LiveRamp Holdings, Inc.*	5,252	115,334
LiveVox Holdings, Inc.*(b)	1,796	4,059
Marathon Digital Holdings, Inc.*(b)	8,820	55,742
Matterport, Inc.*(b)	17,588	55,402
MeridianLink, Inc.*	1,828	26,835
MicroStrategy, Inc., Class A*(b)	748	148,171
Mitek Systems, Inc.*(b)	3,355	34,322
Model N, Inc.*	2,915	113,335
Momentive Global, Inc.*	10,361	82,163
N-able, Inc.*	5,420	60,867
NextNav, Inc.*(b)	5,322	17,509
Olo, Inc., Class A*	7,150	50,837
ON24, Inc.*	3,307	25,299
OneSpan, Inc.*	3,151	39,608
PagerDuty, Inc.*	6,763	150,409
PowerSchool Holdings, Inc., Class A*	3,627	74,027
Progress Software Corp.	3,476	185,340
PROS Holdings, Inc.*	3,255	77,534
Q2 Holdings, Inc.*	4,442	120,822
Qualys, Inc.*	3,066	378,099
Rapid7, Inc.*	4,618	135,769
Rimini Street, Inc.*	3,868	16,246
Riot Blockchain, Inc.*(b)	10,742	49,950
Sapiens International Corp. NV	2,443	47,541
SecureWorks Corp., Class A*	800	5,744
ShotSpotter, Inc.*	711	23,840
SolarWinds Corp.*	3,839	33,553
Sprout Social, Inc., Class A*	3,654	216,682
SPS Commerce, Inc.*	2,884	410,278
Sumo Logic, Inc.*	9,016	68,522
Telos Corp.*	4,282	17,556
Tenable Holdings, Inc.*	8,741	333,731
Terawulf, Inc.*	1,725	1,432
Upland Software, Inc.*	2,315	17,455
UserTesting, Inc.*	3,763	27,922
Varonis Systems, Inc.*	8,663	184,002
Verint Systems, Inc.*	5,060	199,010
Veritone, Inc.*(b)	2,487	16,762

See accompanying notes to the financial statements.

UltraPro Russell2000 Schedule of Portfolio Investments

November 30, 2022 (Unaudited)

Investments	Shares	Value ($)

Viant Technology, Inc., Class A*	1,126	4,301
Weave Communications, Inc.*(b)	2,484	9,787
WM Technology, Inc.*(b)	5,899	6,902
Workiva, Inc.*	3,790	305,322
Xperi, Inc.*	3,313	35,482
Yext, Inc.*	9,054	48,258
Zeta Global Holdings Corp., Class A*	8,687	72,797
Zuora, Inc., Class A*	9,671	74,273
		8,613,295
Specialty Retail - 2.0%
Aaron's Co., Inc. (The)	2,409	29,366
Abercrombie & Fitch Co., Class A*	3,946	94,625
Academy Sports & Outdoors, Inc.	6,578	332,057
American Eagle Outfitters, Inc.	12,260	193,953
America's Car-Mart, Inc.*	481	34,998
Arko Corp.	6,631	62,530
Asbury Automotive Group, Inc.*	1,762	330,586
Bed Bath & Beyond, Inc.*(b)	6,337	21,546
Big 5 Sporting Goods Corp.(b)	1,706	21,171
Boot Barn Holdings, Inc.*	2,347	158,070
Buckle, Inc. (The)	2,401	105,524
Build-A-Bear Workshop, Inc.	1,129	26,814
Caleres, Inc.	2,801	67,672
Camping World Holdings, Inc., Class A(b)	3,060	84,242
Cato Corp. (The), Class A	1,427	14,841
Chico's FAS, Inc.*	9,736	57,150
Children's Place, Inc. (The)*	1,019	36,174
Citi Trends, Inc.*	644	19,462
Conn's, Inc.*	1,037	10,329
Container Store Group, Inc. (The)*	2,627	12,478
Designer Brands, Inc., Class A	4,458	68,207
Destination XL Group, Inc.*	4,626	30,809
EVgo, Inc.*(b)	5,403	34,579
Express, Inc.*	5,109	7,255
Foot Locker, Inc.	6,497	258,581
Genesco, Inc.*	1,041	54,340
Group 1 Automotive, Inc.	1,215	234,908
GrowGeneration Corp.*(b)	4,565	30,996
Guess?, Inc.(b)	2,706	56,177
Haverty Furniture Cos., Inc.	1,169	36,859
Hibbett, Inc.	1,022	68,127
JOANN, Inc.(b)	877	4,411
LL Flooring Holdings, Inc.*	2,291	15,602
MarineMax, Inc.*	1,680	55,490
Monro, Inc.	2,540	115,494
Murphy USA, Inc.	1,719	508,497
National Vision Holdings, Inc.*	6,236	252,309
ODP Corp. (The)*	3,378	162,583
OneWater Marine, Inc., Class A*	896	29,290
Party City Holdco, Inc.*(b)	8,670	6,156
Rent-A-Center, Inc.	4,222	101,708
Sally Beauty Holdings, Inc.*	8,516	100,148
Shoe Carnival, Inc.	1,373	36,261
Signet Jewelers Ltd.	3,640	236,600
Sleep Number Corp.*	1,694	49,550
Sonic Automotive, Inc., Class A	1,586	84,280
Sportsman's Warehouse Holdings, Inc.*	3,457	33,948
Tile Shop Holdings, Inc.*	2,894	12,155
Tilly's, Inc., Class A	1,797	17,071
Torrid Holdings, Inc.*	1,161	4,714
TravelCenters of America, Inc.*	1,006	51,457
Urban Outfitters, Inc.*	5,079	146,986
Volta, Inc.*(b)	9,716	4,783
Warby Parker, Inc., Class A*(b)	6,638	113,045
Winmark Corp.	223	53,520
Zumiez, Inc.*	1,242	28,877
		4,819,361
Technology Hardware, Storage & Peripherals - 0.3%
Avid Technology, Inc.*	2,848	79,972
CompoSecure, Inc.*(b)	615	3,081
Corsair Gaming, Inc.*	3,047	51,403
Diebold Nixdorf, Inc.*	5,811	12,494
Eastman Kodak Co.*(b)	4,543	19,217
IonQ, Inc.*(b)	9,446	48,741
Super Micro Computer, Inc.*	3,608	325,550
Turtle Beach Corp.*	1,231	11,756
Xerox Holdings Corp.	9,092	148,290
		700,504
Textiles, Apparel & Luxury Goods - 0.6%
Allbirds, Inc., Class A*(b)	7,676	22,107
Crocs, Inc.*	4,824	487,224
Ermenegildo Zegna NV(b)	3,760	41,322
Fossil Group, Inc.*	3,749	17,883
G-III Apparel Group Ltd.*	3,471	75,078
Kontoor Brands, Inc.	4,419	192,005
Movado Group, Inc.	1,228	39,529
Oxford Industries, Inc.	1,202	135,658
PLBY Group, Inc.*(b)	2,474	8,956
Rocky Brands, Inc.	548	15,497
Steven Madden Ltd.	6,209	214,459
Superior Group of Cos., Inc.	929	9,290
Unifi, Inc.*	1,109	9,715
Wolverine World Wide, Inc.	6,155	68,936
		1,337,659
Thrifts & Mortgage Finance - 1.1%
Axos Financial, Inc.*	4,556	182,741
Blue Foundry Bancorp*	2,085	27,251
Bridgewater Bancshares, Inc.*	1,619	31,198
Capitol Federal Financial, Inc.	10,338	86,529
Columbia Financial, Inc.*(b)	2,706	59,749
Enact Holdings, Inc.	2,387	59,198
Essent Group Ltd.	8,378	335,874
Federal Agricultural Mortgage Corp., Class C	723	90,990
Finance of America Cos., Inc., Class A*(b)	3,086	4,228
Greene County Bancorp, Inc.	269	20,517
Hingham Institution For Savings (The)	115	33,750
Home Bancorp, Inc.	580	24,928
Home Point Capital, Inc.	632	999
Kearny Financial Corp.	4,805	46,464
Luther Burbank Corp.	1,181	14,007
Merchants Bancorp	1,250	31,988
Mr Cooper Group, Inc.*	5,594	252,625
NMI Holdings, Inc., Class A*	6,617	142,464
Northfield Bancorp, Inc.	3,439	54,852
PennyMac Financial Services, Inc.	2,231	133,101
Pioneer Bancorp, Inc.*	924	10,857
Provident Bancorp, Inc.	1,145	7,946
Provident Financial Services, Inc.	5,815	131,012
Radian Group, Inc.	12,886	252,179
Security National Financial Corp., Class A*	2	20

See accompanying notes to the financial statements.

UltraPro Russell2000 Schedule of Portfolio Investments

November 30, 2022 (Unaudited)

Investments	Shares	Value ($)

Southern Missouri Bancorp, Inc.	624	32,361
Sterling Bancorp, Inc.*	1,361	8,765
TrustCo Bank Corp.	1,492	57,949
Velocity Financial, Inc.*	684	6,956
Walker & Dunlop, Inc.(b)	2,440	217,916
Waterstone Financial, Inc.	1,535	25,711
WSFS Financial Corp.	5,026	243,811
		2,628,936
Tobacco - 0.1%
22nd Century Group, Inc.*(b)	12,872	15,189
Turning Point Brands, Inc.	1,195	26,314
Universal Corp.	1,921	109,324
Vector Group Ltd.	11,430	126,873
		277,700
Trading Companies & Distributors - 1.3%
Alta Equipment Group, Inc.	1,647	19,830
Applied Industrial Technologies, Inc.	3,044	403,300
Beacon Roofing Supply, Inc.*	4,084	238,465
BlueLinx Holdings, Inc.*	716	49,690
Boise Cascade Co.	3,141	232,560
Custom Truck One Source, Inc.*	4,746	32,463
Distribution Solutions Group, Inc.*	389	13,790
DXP Enterprises, Inc.*	1,211	31,280
GATX Corp.	2,824	318,406
Global Industrial Co.	1,034	25,447
GMS, Inc.*	3,438	168,806
H&E Equipment Services, Inc.	2,537	106,376
Herc Holdings, Inc.	2,041	261,595
Hudson Technologies, Inc.*	3,428	38,702
Karat Packaging, Inc.	449	6,205
McGrath RentCorp	1,927	189,077
MRC Global, Inc.*	6,601	77,628
NOW, Inc.*	8,769	109,437
Rush Enterprises, Inc., Class A	3,376	173,965
Rush Enterprises, Inc., Class B	521	27,608
Textainer Group Holdings Ltd.	3,584	109,240
Titan Machinery, Inc.*	1,610	70,888
Transcat, Inc.*	565	45,217
Triton International Ltd.	4,887	329,726
Veritiv Corp.	1,074	144,496
		3,224,197
Water Utilities - 0.4%
American States Water Co.	2,935	287,601
Artesian Resources Corp., Class A	654	35,682
California Water Service Group	4,315	280,173
Global Water Resources, Inc.	1,082	13,828
Middlesex Water Co.	1,380	128,961
Pure Cycle Corp.*	1,547	16,414
SJW Group	2,147	160,359
York Water Co. (The)	1,129	51,584
		974,602
Wireless Telecommunication Services - 0.1%
Gogo, Inc.*	3,977	62,399
KORE Group Holdings, Inc.*(b)	2,790	6,640
Shenandoah Telecommunications Co.	3,851	74,979
Telephone and Data Systems, Inc.	8,018	84,510
United States Cellular Corp.*	1,186	25,214
		253,742
TOTAL COMMON STOCKS (Cost $230,885,220)		194,084,407

Investments	Number of Rights	Value ($)

RIGHTS - 0.0%(d)

Biotechnology - 0.0%
Aduro Biotech, Inc., CVR*(e)(f)	899	—
Oncternal Therapeutics, Inc., CVR*(e)(f)	23	—
Tobira Therapeutics, Inc., CVR*(e)(f)	218	—
		—
Food Products - 0.0%(d)
Contraf-Nicotex-Tobacco GmbH, CVR*(e)(f)	1,074	537

Pharmaceuticals - 0.0%(d)
Zogenix, Inc., CVR*(e)(f)	6,278	4,269
TOTAL RIGHTS (Cost $2,244)		4,806

Investments	Shares	Value ($)

SECURITIES LENDING REINVESTMENTS(g) - 1.9%

INVESTMENT COMPANIES - 1.9%
BlackRock Liquidity FedFund, Institutional Class 3.55% (Cost $4,666,746)	4,666,746	4,666,746

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 8.4%

REPURCHASE AGREEMENTS(h) - 8.4%
Repurchase Agreements with various counterparties, rates 3.40% - 3.80%, dated 11/30/2022, due 12/1/2022, total to be received $20,279,196
(Cost $20,277,075)	20,277,075	20,277,075

Total Investments - 90.2% (Cost $255,831,285)		219,033,034
Other assets less liabilities - 9.8%		23,768,239
Net Assets - 100.0%		242,801,273

See accompanying notes to the financial statements.

UltraPro Russell2000 Schedule of Portfolio Investments

November 30, 2022 (Unaudited)

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $50,616,189.
(b)	The security or a portion of this security is on loan at November 30, 2022. The total value of securities on loan at November 30, 2022 was $6,137,784, collateralized in the form of cash with a value of $4,666,746 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $1,537,785 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.25%, and maturity dates ranging from December 8, 2022 – November 15, 2051. The total value of collateral is $6,204,531.
(c)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(d)	Represents less than 0.05% of net assets.
(e)	Security fair valued as of November 30, 2022 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at November 30, 2022 amounted to $4,806, which represents approximately 0.00% of net assets of the Fund.
(f)	Illiquid security.
(g)	The security was purchased with cash collateral held from securities on loan at November 30, 2022. The total value of securities purchased was $4,666,746.
(h)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations

CVR	Contingent Value Rights - No defined expiration

As of November 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$17,376,531
Aggregate gross unrealized depreciation	(155,938,521)
Net unrealized depreciation	$(138,561,990)
Federal income tax cost	$270,320,538

See accompanying notes to the financial statements.

UltraPro Russell2000 Schedule of Portfolio Investments

November 30, 2022 (Unaudited)

Futures Contracts Purchased

UltraPro Russell2000 had the following open long futures contracts as of November 30, 2022:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation

Russell 2000 E-Mini Index	196	12/16/2022	USD	$18,497,500	$1,662,185

Swap Agreementsa

UltraPro Russell2000 had the following open non-exchange traded total return swap agreements as of November 30, 2022:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/ the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/ the Counterparty ($)	Net Amount[e] ($)

91,700,994	5/8/2023	Bank of America NA	3.68%	Russell 2000® Index	(29,437,527)	892,166	28,545,361	—
32,518,979	11/6/2023	Barclays Capital	4.33%	Russell 2000® Index	259,480	—	—	259,480
24,593,457	5/8/2023	BNP Paribas SA	3.98%	Russell 2000® Index	(31,441,880)	8,265,605	23,176,275	—
19,365,744	11/6/2023	Citibank NA	4.12%	Russell 2000® Index	1,698,443	—	(1,130,000)	568,443
31,517,205	4/10/2023	Goldman Sachs International	4.23%	Russell 2000® Index	(2,822,464)	—	2,822,464	—
74,161,460	11/6/2023	Morgan Stanley & Co. International plc	4.28%	Russell 2000® Index	(8,100,438)	—	8,100,438	—
125,342,489	4/8/2024	Societe Generale	4.18%	Russell 2000® Index	400,656	—	—	400,656
116,641,582	3/7/2023	UBS AG	3.83%	Russell 2000® Index	(19,492,941)	—	19,492,941	—

515,841,910					(88,936,671)
				Total Unrealized Appreciation	2,358,579
				Total Unrealized Depreciation	(91,295,250)

[a]	The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
[b]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[c]	Reflects the floating financing rate, as of November 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
[d]	The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
[e]	Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD	U.S. Dollar

See accompanying notes to the financial statements.

UltraPro S&P500®
Schedule of Portfolio
Investments November 30, 2022 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 73.4%

Aerospace & Defense - 1.3%
Boeing Co. (The)*	30,479	5,452,084
General Dynamics Corp.	12,279	3,099,097
Howmet Aerospace, Inc.	20,188	760,482
Huntington Ingalls Industries, Inc.	2,181	505,905
L3Harris Technologies, Inc.	10,449	2,372,759
Lockheed Martin Corp.	12,886	6,252,158
Northrop Grumman Corp.	7,941	4,234,856
Raytheon Technologies Corp.	80,623	7,959,103
Textron, Inc.	11,546	824,153
TransDigm Group, Inc.	2,813	1,767,970
		33,228,567
Air Freight & Logistics - 0.5%
CH Robinson Worldwide, Inc.	6,764	677,888
Expeditors International of Washington, Inc.	8,933	1,036,764
FedEx Corp.	13,053	2,378,518
United Parcel Service, Inc., Class B	39,962	7,581,990
		11,675,160
Airlines - 0.2%
Alaska Air Group, Inc.*	6,922	328,380
American Airlines Group, Inc.*	35,484	512,034
Delta Air Lines, Inc.*	35,012	1,238,374
Southwest Airlines Co.*	32,399	1,293,044
United Airlines Holdings, Inc.*	17,842	788,081
		4,159,913
Auto Components - 0.1%
Aptiv plc*	14,798	1,578,503
BorgWarner, Inc.	12,932	549,739
		2,128,242
Automobiles - 1.3%
Ford Motor Co.	215,652	2,997,563
General Motors Co.	79,615	3,229,184
Tesla, Inc.*	145,434	28,316,000
		34,542,747
Banks - 2.9%
Bank of America Corp.	381,717	14,447,989
Citigroup, Inc.	105,752	5,119,454
Citizens Financial Group, Inc.	27,064	1,146,972
Comerica, Inc.	7,143	512,439
Fifth Third Bancorp	37,479	1,362,737
First Republic Bank	9,979	1,273,420
Huntington Bancshares, Inc.	78,749	1,219,035
JPMorgan Chase & Co.	160,130	22,126,763
KeyCorp	50,927	957,937
M&T Bank Corp.	9,589	1,630,322
PNC Financial Services Group, Inc. (The)	22,394	3,768,014
Regions Financial Corp.	51,022	1,184,221
Signature Bank	3,436	479,322
SVB Financial Group*	3,226	747,722
Truist Financial Corp.	72,426	3,390,261
US Bancorp	73,828	3,351,053
Wells Fargo & Co.	207,115	9,931,164
Zions Bancorp NA	8,216	425,753
		73,074,578
Beverages - 1.4%
Brown-Forman Corp., Class B	9,984	729,032
Coca-Cola Co. (The)	212,527	13,518,842
Constellation Brands, Inc., Class A	8,771	2,257,217
Keurig Dr Pepper, Inc.	46,394	1,794,056
Molson Coors Beverage Co., Class B	10,276	566,310
Monster Beverage Corp.*	21,002	2,160,266
PepsiCo, Inc.	75,358	13,979,663
		35,005,386
Biotechnology - 1.8%
AbbVie, Inc.	96,545	15,561,123
Amgen, Inc.	29,209	8,365,458
Biogen, Inc.*	7,917	2,416,031
Gilead Sciences, Inc.	68,439	6,010,997
Incyte Corp.*	10,081	803,153
Moderna, Inc.*	18,370	3,231,467
Regeneron Pharmaceuticals, Inc.*	5,853	4,399,700
Vertex Pharmaceuticals, Inc.*	14,004	4,430,866
		45,218,795
Building Products - 0.3%
A O Smith Corp.	7,015	426,091
Allegion plc	4,796	545,066
Carrier Global Corp.	45,954	2,036,681
Fortune Brands Home & Security, Inc.	7,061	461,366
Johnson Controls International plc	37,612	2,498,941
Masco Corp.	12,314	625,305
Trane Technologies plc	12,653	2,257,548
		8,850,998
Capital Markets - 2.3%
Ameriprise Financial, Inc.	5,906	1,960,497
Bank of New York Mellon Corp. (The)	40,159	1,843,298
BlackRock, Inc.	8,233	5,894,828
Cboe Global Markets, Inc.	5,791	734,530
Charles Schwab Corp. (The)	83,377	6,881,938
CME Group, Inc.	19,626	3,463,989
FactSet Research Systems, Inc.	2,074	956,715
Franklin Resources, Inc.	15,511	415,850
Goldman Sachs Group, Inc. (The)	18,639	7,197,450
Intercontinental Exchange, Inc.	30,494	3,302,805
Invesco Ltd.	24,839	474,673
MarketAxess Holdings, Inc.	2,055	550,576
Moody's Corp.	8,617	2,570,193
Morgan Stanley	73,121	6,805,371
MSCI, Inc.	4,396	2,232,421
Nasdaq, Inc.	18,508	1,267,058
Northern Trust Corp.	11,379	1,059,499
Raymond James Financial, Inc.	10,606	1,239,841
S&P Global, Inc.	18,604	6,563,491
State Street Corp.	20,073	1,599,216
T. Rowe Price Group, Inc.	12,324	1,539,391
		58,553,630
Chemicals - 1.4%
Air Products and Chemicals, Inc.	12,111	3,756,348
Albemarle Corp.	6,396	1,778,024
Celanese Corp.	5,443	584,034
CF Industries Holdings, Inc.	10,880	1,177,107
Corteva, Inc.	39,238	2,635,224
Dow, Inc.	39,215	1,998,789
DuPont de Nemours, Inc.	27,351	1,928,519
Eastman Chemical Co.	6,706	580,874
Ecolab, Inc.	13,538	2,028,398
FMC Corp.	6,878	898,542
International Flavors & Fragrances, Inc.	13,921	1,473,120

See accompanying notes to the financial statements.

UltraPro S&P500®
Schedule of Portfolio Investments
November 30, 2022 (Unaudited)

Investments	Shares	Value ($)
Linde plc	27,213	9,156,630
LyondellBasell Industries NV, Class A	13,893	1,181,044
Mosaic Co. (The)	18,853	967,159
PPG Industries, Inc.	12,830	1,734,873
Sherwin-Williams Co. (The)	12,879	3,209,189
		35,087,874
Commercial Services & Supplies - 0.4%
Cintas Corp.	4,696	2,168,519
Copart, Inc.*	23,360	1,554,842
Republic Services, Inc.	11,212	1,561,720
Rollins, Inc.	12,637	511,040
Waste Management, Inc.	20,538	3,444,633
		9,240,754
Communications Equipment - 0.6%
Arista Networks, Inc.*	13,458	1,874,699
Cisco Systems, Inc.	226,112	11,242,289
F5, Inc.*	3,252	502,792
Juniper Networks, Inc.	17,616	585,556
Motorola Solutions, Inc.	9,113	2,480,558
		16,685,894
Construction & Engineering - 0.0%(b)
Quanta Services, Inc.	7,810	1,170,563

Construction Materials - 0.1%
Martin Marietta Materials, Inc.	3,406	1,248,231
Vulcan Materials Co.	7,257	1,330,426
		2,578,657
Consumer Finance - 0.4%
American Express Co.	32,751	5,161,230
Capital One Financial Corp.	20,958	2,163,704
Discover Financial Services	14,916	1,616,298
Synchrony Financial	26,306	988,579
		9,929,811
Containers & Packaging - 0.2%
Amcor plc	82,057	1,013,404
Avery Dennison Corp.	4,437	857,805
Ball Corp.	17,162	962,445
International Paper Co.	19,768	733,788
Packaging Corp. of America	5,119	695,621
Sealed Air Corp.	7,930	422,114
Westrock Co.	13,886	526,557
		5,211,734
Distributors - 0.1%
Genuine Parts Co.	7,723	1,415,858
LKQ Corp.	14,234	773,333
Pool Corp.	2,162	712,184
		2,901,375
Diversified Financial Services - 1.2%
Berkshire Hathaway, Inc., Class B*	98,551	31,398,349

Diversified Telecommunication Services - 0.7%
AT&T, Inc.	389,107	7,501,983
Lumen Technologies, Inc.	52,011	284,500
Verizon Communications, Inc.	229,320	8,938,894
		16,725,377
Electric Utilities - 1.4%
Alliant Energy Corp.	13,702	771,423
American Electric Power Co., Inc.	28,055	2,715,724
Constellation Energy Corp.	17,847	1,715,454
Duke Energy Corp.	42,043	4,201,357
Edison International	20,828	1,388,394
Entergy Corp.	11,107	1,291,411
Evergy, Inc.	12,533	742,079
Eversource Energy	18,917	1,567,463
Exelon Corp.	54,154	2,240,351
FirstEnergy Corp.	29,640	1,222,354
NextEra Energy, Inc.	107,284	9,086,955
NRG Energy, Inc.	12,840	545,058
PG&E Corp.*	87,913	1,380,234
Pinnacle West Capital Corp.	6,173	483,469
PPL Corp.	40,199	1,186,674
Southern Co. (The)	58,052	3,926,637
Xcel Energy, Inc.	29,868	2,097,331
		36,562,368
Electrical Equipment - 0.4%
AMETEK, Inc.	12,536	1,785,377
Eaton Corp. plc	21,749	3,554,874
Emerson Electric Co.	32,287	3,092,126
Generac Holdings, Inc.*	3,485	367,737
Rockwell Automation, Inc.	6,303	1,665,379
		10,465,493
Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corp., Class A	32,480	2,612,366
CDW Corp.	7,385	1,393,106
Corning, Inc.	41,542	1,417,829
Keysight Technologies, Inc.*	9,826	1,777,425
TE Connectivity Ltd.	17,464	2,202,560
Teledyne Technologies, Inc.*	2,559	1,075,036
Trimble, Inc.*	13,523	807,999
Zebra Technologies Corp., Class A*	2,828	764,352
		12,050,673
Energy Equipment & Services - 0.3%
Baker Hughes Co.	55,246	1,603,239
Halliburton Co.	49,523	1,876,426
Schlumberger Ltd.	77,231	3,981,258
		7,460,923
Entertainment - 1.0%
Activision Blizzard, Inc.	38,872	2,874,584
Electronic Arts, Inc.	14,423	1,886,240
Live Nation Entertainment, Inc.*(c)	7,758	564,472
Netflix, Inc.*	24,283	7,419,185
Take-Two Interactive Software, Inc.*	8,556	904,284
Walt Disney Co. (The)*	99,546	9,742,567
Warner Bros Discovery, Inc.*	120,626	1,375,136
		24,766,468
Equity Real Estate Investment Trusts (REITs) - 1.9%
Alexandria Real Estate Equities, Inc.	8,108	1,261,686
American Tower Corp.	25,423	5,624,839
AvalonBay Communities, Inc.	7,635	1,335,361
Boston Properties, Inc.	7,788	561,359
Camden Property Trust	5,817	699,960
Crown Castle, Inc.	23,646	3,344,254
Digital Realty Trust, Inc.	15,694	1,764,947
Equinix, Inc.	4,973	3,434,602
Equity Residential	18,484	1,198,872
Essex Property Trust, Inc.	3,556	783,671
Extra Space Storage, Inc.	7,312	1,174,965
Federal Realty Investment Trust	3,976	441,734
Healthpeak Properties, Inc.	29,463	773,698
Host Hotels & Resorts, Inc.	39,036	739,342
Invitation Homes, Inc.	31,662	1,033,131
Iron Mountain, Inc.	15,873	862,380

See accompanying notes to the financial statements.

UltraPro S&P500®
Schedule of Portfolio Investments
November 30, 2022 (Unaudited)

Investments	Shares	Value ($)
Kimco Realty Corp.	33,771	774,031
Mid-America Apartment Communities, Inc.	6,303	1,039,239
Prologis, Inc.	50,413	5,938,147
Public Storage	8,627	2,570,501
Realty Income Corp.	33,727	2,127,162
Regency Centers Corp.	8,409	558,610
SBA Communications Corp.	5,891	1,763,176
Simon Property Group, Inc.	17,875	2,134,990
UDR, Inc.	16,678	691,637
Ventas, Inc.	21,826	1,015,564
VICI Properties, Inc.	52,589	1,798,544
Vornado Realty Trust	8,796	222,451
Welltower, Inc.	25,302	1,797,201
Weyerhaeuser Co.	40,424	1,322,269
		48,788,323
Food & Staples Retailing - 1.2%
Costco Wholesale Corp.	24,187	13,042,840
Kroger Co. (The)	35,556	1,748,999
Sysco Corp.	27,819	2,406,622
Walgreens Boots Alliance, Inc.	39,164	1,625,306
Walmart, Inc.	77,832	11,863,153
		30,686,920
Food Products - 0.8%
Archer-Daniels-Midland Co.	30,609	2,984,378
Campbell Soup Co.	10,996	590,155
Conagra Brands, Inc.	26,215	995,646
General Mills, Inc.	32,528	2,774,638
Hershey Co. (The)	8,020	1,886,063
Hormel Foods Corp.	15,810	743,070
J M Smucker Co. (The)	5,818	896,030
Kellogg Co.	13,929	1,016,121
Kraft Heinz Co. (The)	43,494	1,711,489
Lamb Weston Holdings, Inc.	7,848	681,991
McCormick & Co., Inc. (Non-Voting)	13,677	1,165,007
Mondelez International, Inc., Class A	74,838	5,059,797
Tyson Foods, Inc., Class A	15,814	1,048,152
		21,552,537
Gas Utilities - 0.0%(b)
Atmos Energy Corp.	7,639	918,208

Health Care Equipment & Supplies - 2.0%
Abbott Laboratories	95,623	10,287,122
ABIOMED, Inc.*	2,482	937,675
Align Technology, Inc.*	3,966	779,954
Baxter International, Inc.	27,499	1,554,518
Becton Dickinson and Co.	15,573	3,882,972
Boston Scientific Corp.*	78,172	3,538,846
Cooper Cos., Inc. (The)	2,694	852,247
DENTSPLY SIRONA, Inc.	11,764	355,979
Dexcom, Inc.*	21,436	2,492,578
Edwards Lifesciences Corp.*	33,851	2,614,990
Hologic, Inc.*	13,632	1,038,213
IDEXX Laboratories, Inc.*	4,546	1,936,005
Intuitive Surgical, Inc.*	19,500	5,272,605
Medtronic plc	72,553	5,734,589
ResMed, Inc.	7,995	1,840,449
STERIS plc	5,461	1,014,326
Stryker Corp.	18,385	4,300,068
Teleflex, Inc.	2,561	599,581
Zimmer Biomet Holdings, Inc.	11,457	1,375,986
		50,408,703
Health Care Providers & Services - 2.6%
AmerisourceBergen Corp.	8,843	1,509,412
Cardinal Health, Inc.	14,876	1,192,609
Centene Corp.*	31,210	2,716,830
Cigna Corp.	16,660	5,479,307
CVS Health Corp.	71,693	7,304,083
DaVita, Inc.*	3,041	224,213
Elevance Health, Inc.	13,105	6,983,917
HCA Healthcare, Inc.	11,754	2,823,546
Henry Schein, Inc.*	7,432	601,397
Humana, Inc.	6,910	3,799,809
Laboratory Corp. of America Holdings	4,936	1,188,095
McKesson Corp.	7,848	2,995,425
Molina Healthcare, Inc.*	3,172	1,068,234
Quest Diagnostics, Inc.	6,367	966,702
UnitedHealth Group, Inc.	51,082	27,980,676
Universal Health Services, Inc., Class B	3,589	469,621
		67,303,876
Hotels, Restaurants & Leisure - 1.5%
Booking Holdings, Inc.*	2,168	4,508,248
Caesars Entertainment, Inc.*	11,708	594,883
Carnival Corp.*	53,898	535,207
Chipotle Mexican Grill, Inc.*	1,516	2,466,471
Darden Restaurants, Inc.	6,693	983,804
Domino's Pizza, Inc.	1,959	761,522
Expedia Group, Inc.*	8,302	886,986
Hilton Worldwide Holdings, Inc.	14,977	2,136,020
Las Vegas Sands Corp.*	17,938	840,216
Marriott International, Inc., Class A	15,063	2,490,667
McDonald's Corp.	40,173	10,958,793
MGM Resorts International	17,816	656,698
Norwegian Cruise Line Holdings Ltd.*	23,009	378,268
Royal Caribbean Cruises Ltd.*	11,979	717,901
Starbucks Corp.	62,652	6,403,034
Wynn Resorts Ltd.*	5,651	472,763
Yum! Brands, Inc.	15,537	1,998,990
		37,790,471
Household Durables - 0.2%
DR Horton, Inc.	17,266	1,484,876
Garmin Ltd.	8,424	783,348
Lennar Corp., Class A	13,923	1,222,857
Mohawk Industries, Inc.*	2,879	291,729
Newell Brands, Inc.	20,552	266,560
NVR, Inc.*	169	783,993
PulteGroup, Inc.	12,644	566,198
Whirlpool Corp.	2,976	436,073
		5,835,634
Household Products - 1.1%
Church & Dwight Co., Inc.	13,264	1,085,924
Clorox Co. (The)	6,725	999,671
Colgate-Palmolive Co.	45,546	3,528,904
Kimberly-Clark Corp.	18,431	2,499,796
Procter & Gamble Co. (The)	130,479	19,462,248
		27,576,543
Independent Power and Renewable Electricity Producers - 0.0%(b)
AES Corp. (The)	36,472	1,054,770

See accompanying notes to the financial statements.

UltraPro S&P500®
Schedule of Portfolio Investments
November 30, 2022 (Unaudited)

Investments	Shares	Value ($)
Industrial Conglomerates - 0.7%
3M Co.	30,229	3,807,947
General Electric Co.	59,876	5,147,540
Honeywell International, Inc.	36,786	8,076,366
		17,031,853
Insurance - 1.7%
Aflac, Inc.	31,400	2,258,602
Allstate Corp. (The)	14,759	1,976,230
American International Group, Inc.	41,522	2,620,453
Aon plc, Class A	11,517	3,550,461
Arch Capital Group Ltd.*	20,156	1,207,546
Arthur J Gallagher & Co.	11,485	2,286,778
Assurant, Inc.	2,905	372,479
Brown & Brown, Inc.	12,801	762,812
Chubb Ltd.	22,805	5,007,750
Cincinnati Financial Corp.	8,693	964,575
Everest Re Group Ltd.	2,152	727,247
Globe Life, Inc.	4,948	593,562
Hartford Financial Services Group, Inc. (The)	17,648	1,347,778
Lincoln National Corp.	8,458	329,354
Loews Corp.	10,920	634,998
Marsh & McLennan Cos., Inc.	27,248	4,718,809
MetLife, Inc.	36,584	2,805,993
Principal Financial Group, Inc.	12,657	1,135,080
Progressive Corp. (The)	31,939	4,220,739
Prudential Financial, Inc.	20,313	2,194,413
Travelers Cos., Inc. (The)	12,958	2,459,558
W R Berkley Corp.	11,153	850,751
Willis Towers Watson plc	6,005	1,478,191
		44,504,159
Interactive Media & Services - 3.1%
Alphabet, Inc., Class A*	327,437	33,067,863
Alphabet, Inc., Class C*	292,804	29,704,966
Match Group, Inc.*	15,452	781,253
Meta Platforms, Inc., Class A*	124,555	14,709,945
		78,264,027
Internet & Direct Marketing Retail - 1.9%
Amazon.com, Inc.*	483,963	46,721,788
eBay, Inc.	29,998	1,363,109
Etsy, Inc.*	6,913	913,138
		48,998,035
IT Services - 3.3%
Accenture plc, Class A	34,548	10,396,530
Akamai Technologies, Inc.*	8,680	823,385
Automatic Data Processing, Inc.	22,689	5,993,072
Broadridge Financial Solutions, Inc.	6,401	954,453
Cognizant Technology Solutions Corp., Class A	28,273	1,758,863
DXC Technology Co.*	12,552	372,418
EPAM Systems, Inc.*	3,132	1,154,392
Fidelity National Information Services, Inc.	33,198	2,409,511
Fiserv, Inc.*	34,934	3,645,712
FleetCor Technologies, Inc.*	4,096	803,635
Gartner, Inc.*	4,319	1,513,248
Global Payments, Inc.	15,134	1,570,606
International Business Machines Corp.	49,317	7,343,301
Jack Henry & Associates, Inc.	3,979	753,424
Mastercard, Inc., Class A	46,589	16,604,320
Paychex, Inc.	17,491	2,169,409
PayPal Holdings, Inc.*	63,148	4,951,435
VeriSign, Inc.*	5,097	1,018,432
Visa, Inc., Class A	89,278	19,373,326
		83,609,472
Leisure Products - 0.0%(b)
Hasbro, Inc.	7,088	445,268

Life Sciences Tools & Services - 1.4%
Agilent Technologies, Inc.	16,311	2,527,879
Bio-Rad Laboratories, Inc., Class A*	1,170	485,211
Bio-Techne Corp.	8,575	728,789
Charles River Laboratories International, Inc.*	2,777	634,739
Danaher Corp.	35,749	9,774,134
Illumina, Inc.*	8,581	1,871,345
IQVIA Holdings, Inc.*	10,184	2,220,316
Mettler-Toledo International, Inc.*	1,229	1,806,089
PerkinElmer, Inc.	6,892	963,019
Thermo Fisher Scientific, Inc.	21,393	11,984,786
Waters Corp.*	3,269	1,133,035
West Pharmaceutical Services, Inc.	4,043	948,730
		35,078,072
Machinery - 1.3%
Caterpillar, Inc.	28,826	6,814,755
Cummins, Inc.	7,699	1,933,681
Deere & Co.	15,187	6,697,467
Dover Corp.	7,838	1,112,604
Fortive Corp.	19,422	1,311,956
IDEX Corp.	4,121	978,696
Illinois Tool Works, Inc.	15,385	3,499,626
Ingersoll Rand, Inc.	22,015	1,188,150
Nordson Corp.	2,952	698,118
Otis Worldwide Corp.	22,946	1,791,853
PACCAR, Inc.	18,987	2,010,913
Parker-Hannifin Corp.	7,010	2,095,569
Pentair plc	8,980	411,015
Snap-on, Inc.	2,909	699,905
Stanley Black & Decker, Inc.	8,069	659,399
Westinghouse Air Brake Technologies Corp.	9,931	1,003,925
Xylem, Inc.	9,839	1,105,412
		34,013,044
Media - 0.6%
Charter Communications, Inc., Class A*	6,053	2,368,478
Comcast Corp., Class A	240,464	8,810,601
DISH Network Corp., Class A*	13,706	219,981
Fox Corp., Class A	16,735	543,051
Fox Corp., Class B	7,684	234,516
Interpublic Group of Cos., Inc. (The)	21,352	733,655
News Corp., Class A	21,055	403,203
News Corp., Class B	6,523	126,872
Omnicom Group, Inc.	11,185	892,116
Paramount Global, Class B	27,573	553,666
		14,886,139
Metals & Mining - 0.3%
Freeport-McMoRan, Inc.	78,103	3,108,500
Newmont Corp.	43,338	2,057,255
Nucor Corp.	14,294	2,143,385
		7,309,140

See accompanying notes to the financial statements.

UltraPro S&P500®
Schedule of Portfolio Investments
November 30, 2022 (Unaudited)

Investments	Shares	Value ($)
Multiline Retail - 0.4%
Dollar General Corp.	12,395	3,169,154
Dollar Tree, Inc.*	11,526	1,732,242
Target Corp.	25,323	4,230,714
		9,132,110
Multi-Utilities - 0.6%
Ameren Corp.	14,110	1,260,305
CenterPoint Energy, Inc.	34,373	1,069,344
CMS Energy Corp.	15,846	967,715
Consolidated Edison, Inc.	19,362	1,898,251
Dominion Energy, Inc.	45,458	2,777,938
DTE Energy Co.	10,579	1,227,270
NiSource, Inc.	22,167	619,346
Public Service Enterprise Group, Inc.	27,240	1,649,382
Sempra Energy	17,167	2,852,984
WEC Energy Group, Inc.	17,224	1,707,587
		16,030,122
Oil, Gas & Consumable Fuels - 3.5%
APA Corp.	17,830	835,336
Chevron Corp.	98,333	18,025,422
ConocoPhillips	69,512	8,585,427
Coterra Energy, Inc.	43,443	1,212,494
Devon Energy Corp.	35,755	2,449,933
Diamondback Energy, Inc.	9,709	1,437,126
EOG Resources, Inc.	32,000	4,541,760
EQT Corp.	20,201	856,724
Exxon Mobil Corp.	227,548	25,335,194
Hess Corp.	15,216	2,189,735
Kinder Morgan, Inc.	108,260	2,069,931
Marathon Oil Corp.	36,999	1,133,279
Marathon Petroleum Corp.	27,227	3,316,521
Occidental Petroleum Corp.	40,690	2,827,548
ONEOK, Inc.	24,400	1,632,848
Phillips 66	26,267	2,848,394
Pioneer Natural Resources Co.	13,032	3,075,422
Targa Resources Corp.	12,371	920,279
Valero Energy Corp.	21,512	2,874,433
Williams Cos., Inc. (The)	66,536	2,308,799
		88,476,605
Personal Products - 0.1%
Estee Lauder Cos., Inc. (The), Class A	12,657	2,984,394

Pharmaceuticals - 3.4%
Bristol-Myers Squibb Co.	116,593	9,360,086
Catalent, Inc.*	9,786	490,572
Eli Lilly & Co.	43,063	15,979,818
Johnson & Johnson	143,563	25,554,214
Merck & Co., Inc.	138,327	15,232,569
Organon & Co.	13,887	361,340
Pfizer, Inc.	306,456	15,362,639
Viatris, Inc.	66,212	730,319
Zoetis, Inc.	25,562	3,940,127
		87,011,684
Professional Services - 0.3%
CoStar Group, Inc.*	21,620	1,752,085
Equifax, Inc.	6,684	1,319,221
Jacobs Solutions, Inc.	6,968	881,731
Leidos Holdings, Inc.	7,456	815,164
Robert Half International, Inc.	5,983	471,341
Verisk Analytics, Inc.	8,571	1,574,578
		6,814,120
Real Estate Management & Development - 0.0%(b)
CBRE Group, Inc., Class A*	17,537	1,395,945

Road & Rail - 0.7%
CSX Corp.	116,920	3,822,115
JB Hunt Transport Services, Inc.	4,535	833,941
Norfolk Southern Corp.	12,825	3,289,613
Old Dominion Freight Line, Inc.	5,005	1,514,563
Union Pacific Corp.	34,105	7,415,450
		16,875,682
Semiconductors & Semiconductor Equipment - 3.9%
Advanced Micro Devices, Inc.*	88,148	6,842,968
Analog Devices, Inc.	28,383	4,879,322
Applied Materials, Inc.	47,520	5,208,192
Broadcom, Inc.	22,050	12,150,211
Enphase Energy, Inc.*	7,396	2,371,084
Intel Corp.	224,203	6,741,784
KLA Corp.	7,743	3,044,160
Lam Research Corp.	7,479	3,532,930
Microchip Technology, Inc.	30,179	2,389,875
Micron Technology, Inc.	60,236	3,472,605
Monolithic Power Systems, Inc.	2,427	927,017
NVIDIA Corp.	136,729	23,138,649
NXP Semiconductors NV	14,339	2,521,370
ON Semiconductor Corp.*	23,656	1,778,931
Qorvo, Inc.*	5,635	559,274
QUALCOMM, Inc.	61,320	7,756,367
Skyworks Solutions, Inc.	8,761	837,727
SolarEdge Technologies, Inc.*	3,038	907,937
Teradyne, Inc.	8,561	800,025
Texas Instruments, Inc.	49,892	9,003,510
		98,863,938
Software - 6.1%
Adobe, Inc.*	25,551	8,813,307
ANSYS, Inc.*	4,754	1,208,942
Autodesk, Inc.*	11,864	2,395,935
Cadence Design Systems, Inc.*	14,954	2,572,686
Ceridian HCM Holding, Inc.*	8,357	571,953
Fortinet, Inc.*	35,737	1,899,779
Gen Digital, Inc.	32,330	742,297
Intuit, Inc.	15,402	6,277,701
Microsoft Corp.	407,229	103,900,407
Oracle Corp.	82,944	6,886,840
Paycom Software, Inc.*	2,654	899,972
PTC, Inc.*	5,773	734,383
Roper Technologies, Inc.	5,789	2,540,734
Salesforce, Inc.*	54,333	8,706,863
ServiceNow, Inc.*	11,030	4,591,789
Synopsys, Inc.*	8,353	2,836,178
Tyler Technologies, Inc.*	2,270	778,020
		156,357,786
Specialty Retail - 1.7%
Advance Auto Parts, Inc.	3,311	499,928
AutoZone, Inc.*	1,064	2,744,056
Bath & Body Works, Inc.	12,466	529,805
Best Buy Co., Inc.	10,943	933,438
CarMax, Inc.*	8,691	602,808
Home Depot, Inc. (The)	56,119	18,181,995
Lowe's Cos., Inc.	34,899	7,417,782
O'Reilly Automotive, Inc.*	3,481	3,009,464
Ross Stores, Inc.	19,114	2,249,144
TJX Cos., Inc. (The)	63,976	5,121,279
Tractor Supply Co.	6,061	1,371,665

See accompanying notes to the financial statements.

UltraPro S&P500®
Schedule of Portfolio Investments
November 30, 2022 (Unaudited)

Investments	Shares	Value ($)
Ulta Beauty, Inc.*	2,829	1,315,032
		43,976,396
Technology Hardware, Storage & Peripherals - 5.0%
Apple, Inc.	824,873	122,105,950
Hewlett Packard Enterprise Co.	70,948	1,190,507
HP, Inc.	49,692	1,492,748
NetApp, Inc.	11,998	811,185
Seagate Technology Holdings plc	10,664	564,872
Western Digital Corp.*	17,103	628,535
		126,793,797
Textiles, Apparel & Luxury Goods - 0.3%
NIKE, Inc., Class B	69,000	7,568,610
Ralph Lauren Corp.	2,342	264,927
Tapestry, Inc.	13,749	519,300
VF Corp.	18,031	591,777
		8,944,614
Tobacco - 0.5%
Altria Group, Inc.	98,332	4,580,304
Philip Morris International, Inc.	84,670	8,439,059
		13,019,363
Trading Companies & Distributors - 0.2%
Fastenal Co.	31,380	1,616,384
United Rentals, Inc.*	3,821	1,348,928
WW Grainger, Inc.	2,472	1,490,764
		4,456,076
Water Utilities - 0.1%
American Water Works Co., Inc.	9,926	1,506,370

Wireless Telecommunication Services - 0.2%
T-Mobile US, Inc.*	32,868	4,978,187

TOTAL COMMON STOCKS (Cost $2,133,941,437)		1,872,346,712

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 40.0%

REPURCHASE AGREEMENTS(d) - 3.0%
Repurchase Agreements with various counterparties, rates 3.40% - 3.80%, dated 11/30/2022, due 12/1/2022, total to be received $77,594,088
(Cost $77,585,980)	77,585,980	77,585,980

U.S. TREASURY OBLIGATIONS - 37.0%
U.S. Treasury Bills
2.59%, 12/1/2022(e)	250,000,000	250,000,000
3.33%, 1/19/2023(e)	100,000,000	99,468,826
3.24%, 2/23/2023(e)	100,000,000	99,038,521
3.68%, 3/16/2023(e)	100,000,000	98,758,776
4.40%, 3/21/2023(e)	50,000,000	49,338,281
3.84%, 3/23/2023(e)	150,000,000	148,031,833
4.25%, 3/30/2023(e)	50,000,000	49,314,511
4.15%, 4/6/2023(e)	75,000,000	73,910,494
4.53%, 5/18/2023(e)	75,000,000	73,434,450
TOTAL U.S. TREASURY OBLIGATIONS (Cost $942,013,642)		941,295,692

TOTAL SHORT-TERM INVESTMENTS (Cost $1,019,599,622)		1,018,881,672
Total Investments - 113.4% (Cost $3,153,541,059)		2,891,228,384
Liabilities in excess of other assets - (13.4%)		(342,756,978)
Net Assets - 100.0%		2,548,471,406

See accompanying notes to the financial statements.

UltraPro S&P500®
Schedule of Portfolio Investments
November 30, 2022 (Unaudited)

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $1,422,819,652.
(b)	Represents less than 0.05% of net assets.
(c)	The security or a portion of this security is on loan at November 30, 2022. The total value of securities on loan at November 30, 2022 was $43,438, collateralized in the form of U.S. Government Treasury Securities, interest rates ranging from 0.13% – 4.38%, and maturity dates ranging from December 15, 2022 – February 15, 2049. The total value of collateral is $42,772.
(d)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(e)	The rate shown was the current yield as of November 30, 2022.

As of November 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$83,213,421
Aggregate gross unrealized depreciation	(1,112,436,715)
Net unrealized depreciation	$(1,029,223,294)
Federal income tax cost	$3,180,425,972

See accompanying notes to the financial statements.

UltraPro S&P500®
Schedule of Portfolio Investments
November 30, 2022 (Unaudited)

Futures Contracts Purchased

UltraPro S&P500® had the following open long futures contracts as of November 30, 2022:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
S&P 500 E-Mini Index	585	12/16/2022	USD	$119,376,563	$10,365,153

Swap Agreementsa

UltraPro S&P500® had the following open non-exchange traded total return swap agreements as of November 30, 2022:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/ the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/ the Counterparty ($)	Net Amount[e] ($)
635,277,207	5/8/2023	Bank of America NA	4.18%	S&P 500®	(128,773,476)	55,633,354	73,140,122	—
898,297,418	5/8/2023	BNP Paribas SA	4.43%	S&P 500®	(136,360,295)	72,522,925	63,837,370	—
326,139,513	4/10/2023	Citibank NA	4.49%	S&P 500®	(68,163,094)	6,483,960	61,679,134	—
578,563,678	4/8/2024	Goldman Sachs International	4.43%	S&P 500®	(17,867,208)	—	17,867,208	—
840,408,818	5/8/2023	J.P. Morgan Securities	4.23%	S&P 500®	(173,119,552)	173,057,208	62,344	—
610,425,257	4/10/2023	Morgan Stanley & Co. International plc	4.38%	S&P 500®	(93,937,050)	46,503,219	47,433,831	—
833,411,429	4/8/2024	Societe Generale	4.33%	S&P 500®	16,845,788	—	—	16,845,788
931,268,787	3/7/2023	UBS AG	4.33%	S&P 500®	(149,015,972)	127,019,147	21,996,825	—

5,653,792,107					(750,390,859)
				Total Unrealized Appreciation	16,845,788
				Total Unrealized Depreciation	(767,236,647)

[a]	The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
[b]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[c]	Reflects the floating financing rate, as of November 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
[d]	The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
[e]	Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD	U.S Dollar

See accompanying notes to the financial statements.

(b)	Securities Divested of in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure Of Proxy Voting Policies And Procedures For Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchase of Equity Securities By Closed-End Management Investment Company And Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The Registrant did not have in place procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Exhibits.

(a)(1)	Annual item, not applicable.
(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.
(b)	Certification required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ProShares Trust

By:	/s/ Todd B. Johnson
Todd B. Johnson
President
February 6, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Todd B. Johnson
Todd B. Johnson
President
February 6, 2023

By:	/s/ Maria Clem Sell
Maria Clem Sell
Treasurer
February 6, 2023